April 28, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 RE: Midland National Life Separate Account C

        File Number 333-71800 – National Advantage Variable Annuity

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 18 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

We acknowledge that:

•        Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•        The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Midland National Life Insurance Company from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•        We may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We are aware that the Division of Enforcement has access to all information we have provided to the staff of the Division of Investment Management in connection with your review of our filing or in response to your comments on our filing.

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

           As filed with the Securities and Exchange Commission on April 28, 2010

Registration Nos. 333-71800

811-07772

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☐
Amendment No. 100	☒

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD  57193

(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:

(605) 335-5700

Name and Address of Agent for Service:	Copy to:
Stephen P. Horvat, Jr.	Frederick R. Bellamy, Esq.
Senior Vice President – Legal	Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company	1275 Pennsylvania Avenue, N.W.
Sammons Financial Group	Washington, DC 20004-2415
525 W. Van Buren
Chicago, IL 60607

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 3, 2010 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485
___________________

Title of securities being registered:

National Advantage Variable Annuity

Individual Flexible Premium Variable Annuity Contracts.

na_prosp-2.htm - Midland National Life Insurance Company

National Advantage Variable Annuity Prospectus

May 1, 2010

Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

Phone: (877) 586-0240 (toll-free)  Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference.  This prospectus sets forth the information that a prospective investor should know before investing.

The National Advantage Variable Annuity (the “contract”) offers You a unique menu of benefits and riders that may be particularly useful to You in meeting Your long-term savings and retirement needs.  There are, however, costs and charges associated with these optional riders.  We (Midland National Life Insurance Company) encourage You to carefully consider the costs and benefits of each rider You select to ensure that these riders are consistent with Your personal investment goals and needs.  The minimum initial premium for a non-qualified contract is $10,000 (unless You elect the optional Minimum Premium Rider, at an additional cost).  The minimum initial premium for a qualified contract is $2,000.

If You elect the Bonus Credit Rider, We will add a bonus credit to each premium payment that You make in the first contract year.  Electing a bonus credit may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Bonus Credit Rider.  Your expenses will be higher if You elect the Bonus Credit Rider and over time, the value of the bonus may be more than offset by the extra fee charged for the Bonus Credit Rider.

A Statement of Additional Information (“SAI”) about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or contacting Us at the number above, or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266.  The SAI, dated May 1, 2010, has been filed with the U.S. Securities and Exchange Commission (“SEC”), and is incorporated herein by reference.  The table of contents of the SAI is included at the end of this prospectus.   The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your premiums to Our Fixed Account, unless otherwise noted, and/or to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio.  You can generally choose a maximum of 50 investment divisions at any one time among the sixty-three investment divisions shown on the following page (some restrictions may apply).  The mutual fund portfolios are part of the following series funds or trusts:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Lord Abbett Series Fund, Inc.
Alger Portfolios	MFS® Variable Insurance TrustSM
American Century Variable Portfolios, Inc.	Neuberger Berman AMT Portfolios
Calvert Variable Series, Inc.	PIMCO Variable Insurance Trust
Fidelity® Variable Insurance Products Initial Class, and Service Class 2	Rydex Variable Trust
Goldman Sachs Variable Insurance Trust	Van Eck VIP Trust
JPMorgan Insurance Trust

Your accumulation value in the investment divisions will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal.

The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

SEPARATE ACCOUNT INVESTMENT PORTFOLIOS

1. Alger Capital Appreciation Portfolio	33. Invesco V.I. Financial Services Fund[4]
2. Alger Large Cap Growth Portfolio	34. Invesco V.I. Global Health Care Fund[5]
3. Alger Mid Cap Growth Portfolio	35. Invesco V.I. Technology Fund[6]
4. American Century VP Balanced Fund	36. Invesco V.I. Utilities Fund[7]
5. American Century VP Capital Appreciation Fund	37. JPMorgan Insurance Trust Core Bond Portfolio
6. American Century VP Income & Growth Fund	38. JPMorgan Insurance Trust Small Cap Core Portfolio
7. American Century VP Inflation Protection Fund	39. Lord Abbett Series Fund, Inc. Growth and Income Portfolio
8. American Century VP International Fund	40. Lord Abbett Series Fund, Inc. International Opportunities Portfolio[8]
9. American Century VP Large Company Value Fund	41. Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
10. American Century VP Mid Cap Value Fund	42. MFS® VIT Growth Series
11. American Century VP Ultra® Fund	43. MFS® VIT Investors Trust Series
12. American Century VP Value Fund	44. MFS® VIT New Discovery Series
13. Calvert VP SRI Equity Portfolio[1]	45. MFS® VIT Research Series
14. Calvert VP SRI Mid Cap Growth Portfolio[2]	46. Neuberger Berman AMT Mid-Cap Growth Portfolio
15. Fidelity VIP Asset Manager: Growth® Portfolio	47. Neuberger Berman AMT Regency Portfolio
16. Fidelity VIP Asset ManagerSM Portfolio	48. Neuberger Berman AMT Small-Cap Growth Portfolio
17. Fidelity VIP Balanced Portfolio	49. PIMCO VIT High Yield Portfolio
18. Fidelity VIP Contrafund® Portfolio	50. PIMCO VIT Low Duration Portfolio
19. Fidelity VIP Equity-Income Portfolio	51. PIMCO VIT Real Return Portfolio
20. Fidelity VIP Growth & Income Portfolio	52. PIMCO VIT Total Return Portfolio
21. Fidelity VIP Growth Opportunities Portfolio	53. Rydex VT All-Cap Opportunity Fund
22. Fidelity VIP Growth Portfolio	54. Rydex VT Government Long Bond 1.2x Strategy Fund
23. Fidelity VIP High Income Portfolio	55. Rydex VT Inverse Government Long Bond Strategy Fund
24. Fidelity VIP Index 500 Portfolio	56. Rydex VT Inverse NASDAQ-100® Strategy Fund
25. Fidelity VIP Investment Grade Bond Portfolio	57. Rydex VT Inverse S&P 500 Strategy Fund
26. Fidelity VIP MidCap Portfolio	58. Rydex VT Nova Fund
27. Fidelity VIP Money Market	59. Rydex VT NASDAQ-100® Fund
28. Fidelity VIP Overseas Portfolio	60. Rydex VT U.S. Government Money Market Fund
29. Fidelity VIP Value Strategies Portfolio	61. Van Eck VIP Global Bond Fund[9]
30. Goldman Sachs VIT Large Cap Value Fund[3]	62. Van Eck VIP Emerging Markets Fund[10]
31. Goldman Sachs VIT Mid Cap Value Fund	63. Van Eck VIP Global Hard Assets Fund[11]
32. Goldman Sachs VIT Structured Small Cap Equity Fund

1Formerly Calvert VS Social Equity Portfolio                       7Formerly AIM V.I. Utilities Fund

2Formerly  Calvert VS Social Mid Cap Growth Portfolio     8Formerly Lord Abbett Series Fund, Inc. International Portfolio

3Formerly Goldman Sachs VIT Growth and Income Fund   9Formerly Van Eck Worldwide Bond Fund

4Formerly AIM V.I. Financial Services Fund                         10Formerly Van Eck Worldwide Emerging Markets Fund

5Formerly AIM V.I. Global Health Care Fund                      11Formerly Van Eck Worldwide Hard Assets Fund

6 Formerly AIM V.I. Technology Fund

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the mutual fund portfolios.

DEFINITIONS

SUMMARY

Features of National Advantage Variable Annuity

Your “Free Look” Right

Your Accumulation Value

Flexible Premium Payments

Investment Choices

Asset Allocation Program

Transfers

Frequent or Disruptive Transfers

Surrenders

Administrative Procedures

Risk of Increases in Fees and Charges

Death Benefit

Optional Riders

FEE TABLE

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

EXPENSE EXAMPLES

Financial Information

Charges and Fees

Surrender Charge

Mortality and Expense Risk Charge

Annual Maintenance Fee

Transfer Fee

Premium Taxes

Loan Charge (TSA Contracts Only)

Optional Rider Charges

Additional Information About National Advantage

Suitability of the Contracts

Other Products

Inquiries And Correspondence

State Variations

Our Separate Account C And Its Investment Divisions

The Funds

Investment Policies Of The Funds’ Portfolios

Availability of the Portfolios

Asset Allocation Program

General

The Asset Allocation Models

Selecting an Asset Allocation Model

Periodic Updates of Asset Allocation Models and Notices of Updates

Other Information

Amounts In Our Separate Account

We Own The Assets Of Our Separate Account

Our Right To Change How We Operate Our Separate Account

THE FIXED ACCOUNT

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Fixed Account Limitations

Your Accumulation Value

Transfers of Accumulation Value

Transfer Limitations

Surrenders

Free Surrender Amount

Partial Waiver of Surrender Charge – Charitable Remainder Trust Endorsement

Systematic Withdrawals

Loans

Dollar Cost Averaging

Fixed Account Dollar Cost Averaging (“Fixed Account DCA”)

Portfolio Rebalancing

Fixed Account Earnings Sweep Program

OPTIONAL RIDERS

Bonus Credit Rider

Minimum Premium Rider

Guaranteed Minimum Death Benefit (GMDB)

Higher Education Rider

Estate Planning Rider

Surrender Charge Rider

Guaranteed Minimum Withdrawal Benefit Rider (GMWB)

Asset Allocation Models

Guaranteed Income 5 Rider

Guaranteed Income Select Rider

Mutually Exclusive Riders

Death Benefit

Payment of Death Benefits and Lump Sum Payments

CHARGES, FEES AND DEDUCTIONS

Surrender Charges on Surrenders

Mortality and Expense Risk Charge

Annual Maintenance Fee

Optional Rider Charges

Transfer Charge

Loan Charge (TSA Contracts Only)

Charges In The Funds

Premium Taxes

Other Taxes

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Nonqualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Loans

Diversification and Distribution Requirements

Surrenders – Nonqualified Contracts

Multiple Contracts

Withholding

Annuity Payments

Medicare Tax

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate Taxes

Generation- Skipping Transfer Tax

Estate, Gift and Generation-Skipping Transfer Taxes in 2010

Annuity Purchases by Residents of Puerto Rico

Foreign Tax Credits

Separate Account Charges

MATURITY DATE

Electing An Annuity Payment Option

Fixed Payment Options

Variable Payment Options

Payment Options

Transfers after Annuitization for Variable Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Our General Account

Fund Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants In Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Performance

CHANGE OF ADDRESS NOTIFICATION

MODIFICATION TO YOUR CONTRACT

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds From This Contract

Distribution Of The Contracts

Regulation

Discount for Employees of Sammons Enterprises, Inc.

LEGAL PROCEEDINGS

Legal Matters

Financial Statements

Statement of Additional Information

CONDENSED FINANCIAL INFORMATION

Appendix  I

APPENDIX II

APPENDIX III

DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus. These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account under Your inforce contract.

Annuitant  means the person(s), designated by the owner, to whom periodic income will be paid (payee).  This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies.  After the maturity date, the annuitant  will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options.  An election to annuitize Your contract may be irrevocable.  If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract’s death benefit will be paid in the event of the death of the annuitant or an owner .

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading generally

3:00 p.m. Central Time.

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month. For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th. Subsequent contract months will begin on the first day of each month (February 1, March 1, April 1, etc.).

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant   or an owner  if the contract is still inforce.  The death benefit will be paid when We receive due proof of the death of the annuitant or an owner , an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Sammons Plaza, Sioux Falls, SD 57193.  Please use Our Principal Office address and telephone number for all correspondence, transaction requests, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Gain means the difference, if any, between Your accumulation value and the net premiums paid into this contract.

GMIB Accumulated Value is the amount that can be annuitized, after a 10-year waiting period, if the Guaranteed Income Select Rider is elected.  The GMIB accumulated value will have the GMIB Income Factors applied to determine the GMIB income payment.

GMIB Income Factor means the factor used in determining the GMIB income payment under the Guaranteed Income Select Rider.  The GMIB income factor equals the base contract’s mortality table and interest rate used in the contract form under “Settlement Options” with an 8-year age set-back.  An age set-back means the GMIB income payments will be lower than if there were no age set-back.  For example, if You are 65 when You annuitize Your contract, We will use the income payment factors shown in Your contract for age 57 (age 65 minus 8 years).

GMIB Roll-Up Benefit means the initial GMIB accumulated value at the time the Guaranteed Income Select Rider is issued compounded at a rate of 5% annually until age 85.

Good Order means all of the information necessary to process a transaction.  For more detailed information see “Administrative Procedures” on page 18.

Gross Premium means Your premium payment(s) before any partial surrenders and any surrender charges.

Guaranteed Amount means the amount equal to the initial premium payment and increased equally by any subsequent premium payments if the optional Guaranteed Minimum Withdrawal Benefit (GMWB) Rider is elected when the contract is issued.  If the contract has already been issued, this amount will be the current accumulation value of the contract increased equally by any subsequent premium payments.  The guaranteed amount is equal to the maximum payouts that can be received under the GMWB Rider and is reduced by each withdrawal.

Guaranteed Payment Amount (GPA) means the amount that is guaranteed to be available each contract year for withdrawal until the Guaranteed Payment Balance is depleted while the Guaranteed Income 5 Rider is in effect.  If the Guaranteed Income 5 Rider is elected at contract issue, the GPA equals the initial GPB times 5%.  If the contract has already been issued, this amount equals the current accumulation value of the contract times 5%.   The GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the GPA.

Guaranteed Payment Balance (GPB) means the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the Guaranteed Income 5. The GPB cannot be withdrawn in a lump sum.  If the Guaranteed Income 5 Rider is elected at contract issue, the GPB equals the initial premium payment.  If the contract has already been issued, this amount equals the current accumulation value of the contract.  The GPB is increased equally by any subsequent premium payments and is reduced by each withdrawal.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant  on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months and contract years are determined.

Lifetime Payment Amount (LPA) means the amount that is guaranteed to be available each contract year for withdrawal during the life of the covered person (oldest owner ) while the Guaranteed Income 5 Rider is in effect. The initial LPA equals 5% times the GPB as determined on the later of the contract issue date or the contract anniversary following the day the covered person under this rider has reached age 65.  The LPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.

Maturity Date means the date, specified in Your contract, on which income payments will begin.  The earliest possible maturity date is the 7th contract anniversary at which time You may annuitize Your full accumulation value.  The maximum maturity date is the contract anniversary immediately following the annuitant’s 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the annuitant will be the payee.  If the annuitant or an owner dies prior to the maturity date, then the beneficiary is the payee.

Payment Amount means 7% of the initial guaranteed amount that will be available for withdrawal each contract year until the guaranteed amount  is depleted if the Guaranteed Minimum Withdrawal Benefit Rider is elected.  The amount is increased by 7% of each subsequent premium payment received.  This may be reduced if withdrawals within a contract year exceed the payment amount.

Principal Office means where You contact Us to pay premiums or take other action, such as transfers between investment divisions.  The address is:

Midland National Life Insurance Company

4601 Westown Parkway, Suite 300

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to Us.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation  value on the date of surrender less any surrender charge, premium tax, annual maintenance fee and any outstanding loan and loan interest.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

SUMMARY

In this prospectus “We,” “Our,” “Us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the contract.  We refer to the person who is covered by the contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your contract and the SAI for more detailed information.  Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

Features of National Advantage Variable Annuity

The National Advantage Variable Annuity contract provides You with a basic contract to which You can add optional riders.  For each optional rider You choose, a corresponding charge will be deducted from Your accumulation value.  The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis.  The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract). This contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contracts” on page 24  for more detailed information.

Replacing an existing annuity with the contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender, and the new contract may have new charges.

This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this contract:

(a)                if You are looking for a short-term investment; or

(b)               if You cannot risk getting back less money than You put in.

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your “Free Look” Right

You can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the accumulation value less any credits added by Us (which may be more or less than the premium payments You paid), or if greater and  required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations (see “Free Look” on page 40 for more details).

Your Accumulation Value

Your accumulation value depends on:

•        the amount and frequency of premium payments,

•        the selected portfolio’s investment experience,

•        interest earned on amounts allocated to the Fixed Account,

•        partial surrenders, and

•        charges and deductions.

You bear the investment risk under the contract (except for amounts in the Fixed Account).  There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account.

Flexible Premium Payments

You may pay premiums whenever You want prior to annuitization and in whatever amount You want, within certain limits.  Your initial investment must be at least $10,000 for a non-qualified contract and at least $2,000 for a qualified contract.  Additional investments must be at least $50.

By current company practice, We will waive the initial premium for group list bill contracts if each premium payment is at least $50.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $2,000,000. In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts).  If you select any or all of the optional riders available under this contract, the maximum amount of premium is limited to $1,000,000.

Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account available under this contract or to Our Fixed account (unless otherwise noted), which pays interest at a declared rate, or to a combination of these options.  However, You may not have Your accumulation value allocated to more than 50 investment divisions including the Fixed Account at any one time.

If You select the Guaranteed Minimum Withdrawal Benefit Rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider.  If You choose to invest any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time, the GMWB rider will terminate.

If You select the Guaranteed Income 5 Rider, You must invest 100% of Your accumulation value in the Separate Account investment divisions. If You choose to invest any part of Your accumulation value to the Fixed Account or Fixed Account DCA program at any time, the Guaranteed Income 5 rider will terminate.

For limitations on premium allocations to the Fixed Account, see “THE FIXED ACCOUNT” on page 38

For a full description of the portfolios, see the funds’ prospectuses, which accompany this prospectus.  (See “Investment Policies Of The Funds’ Portfolios” on page 27).

Each portfolio pays a different investment management or advisory fee and has different operating expenses.  The portfolios may also impose redemption fees, which We would deduct from Your accumulation value.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.  See “Investment Policies Of The Funds’ Portfolios” on page 27.

We allocate your premiums and investment allocations to the investment divisions you choose.  The value of Your contract will fluctuate during the accumulation period depending on the investment options You have chosen.  You bear the investment risk of any variable investment option You choose.

Asset Allocation Program

We make an asset allocation service available at no additional charge for use within the contract.  The asset allocation program is designed to assist You in allocating Your premium payments and accumulation value among the investment divisions available under the contract.  If You participate in the asset allocation program, then You must select one of the asset allocation model portfolios available under the contract; We will not make this decision.  See "Asset Allocation Program" on page 33.  There is no guarantee that a model portfolio in the asset allocation program will not lose money or experience volatility.

Transfers

We currently do not charge You for transfers You make, but reserve the right to charge for each transfer after the twelfth transfer in a contract year.  We also reserve the right to limit the number of transfers You may make and may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the underlying funds.    The amount that You can transfer into the Fixed Account is limited.  See “THE FIXED ACCOUNT” on page 38 for details. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the Fixed Account (“Harmful Trading”) can cause risks with adverse effects for other contract owners (and beneficiaries   and portfolios).  These risks and harmful effects include:

(1)         dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)         an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

(3)         increased brokerage and administrative expenses.

The Rydex portfolios are designed for and affirmatively permit frequent and short-term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the contract.

Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin.  You may also elect a systematic withdrawal option (See “Systematic Withdrawals” on page 48).  (Your retirement plan may restrict surrenders.)

You may withdraw up to 10% of Your net premiums (premiums paid less prior partial surrenders, as determined on the date of the surrender request), once each contract year without incurring a surrender charge.  (See “Free Surrender Amount” on page 47).  However, by current Company practice, We will allow You to withdraw up to 10% of Your gross premium (premiums paid) payments without incurring a surrender charge in each contract year (We reserve the right to change this practice).  Also by current Company practice, We will allow the free surrender amount to be taken in multiple withdrawals each contract year.  This is not guaranteed.

We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender.  We may also deduct an annual maintenance fee.  The amount You request plus any surrender charge will be deducted from Your accumulation value.  You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.

A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  (See “Surrender Charges on Surrenders” on page 76, “FEDERAL TAX STATUS” on page 80, and “Electing An Annuity Payment Option” on page 87.)  Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.  For certain surrenders, a signature guarantee may be required.  See “Administrative Procedures” below.

Withdrawals will reduce your accumulation value.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees of the contract.

Partial Waiver of Surrender Charge – Charitable Remainder Trust.

This benefit provides for a potential increase in the free surrender amount allowed once each contract year.  Under this benefit, the free surrender amount is the greater of : a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender, however, by current company practice, We will allow You to withdraw up to10% of Your gross premium payments. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

Administrative Procedures

We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to Our administrative procedures, and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements. We will process Your request at the accumulation unit value next determined after You have met all administrative requirements.

Good Order means that any required forms are accurately filled out and that We have all the signatures and other information We require. To the extent applicable, this information and documentation generally includes Your completed application, the contract number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many:

•        national and state banks;

•        savings banks and savings and loan associations;

•        securities brokers and dealers;  and

•        credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Death Benefit

The National Advantage Variable Annuity contract pays a death benefit when the annuitant   or an owner dies before the maturity date if the contract is still inforce.  The death benefit is equal to the greater of (a) the accumulation value less any outstanding loan and loan interest, at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required, (b) net premiums, less any outstanding loan and loan interest, at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required or (c) if elected, the guaranteed minimum death benefit.  Premium taxes may be deducted from the death benefit proceeds.

If the annuitant   or an owner dies on or after the maturity date, then any remaining guaranteed amounts, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s or an owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

Optional Riders

You may add various riders to the basic contract.  With the exception of the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Income 5 Rider and the Guaranteed Income Select Rider, You must elect these riders on Your contract application.  For detailed information on these riders, please see “OPTIONAL RIDERS” on page 53.   We deduct a daily charge for each optional rider against Your Separate Account accumulation value.  Charges for these optional riders are in addition to the charges for the basic contract (stated in the FEE TABLE on page 20).  The investment divisions’ accumulation unit values reflect these charges.  Some riders cannot be elected in concert with other riders.  See “Mutually Exclusive Riders” on page 74.

• Bonus Credit Rider
Minimum Premium Rider
Guaranteed Minimum Death Benefit Rider
Higher Education Rider
Estate Planning Rider
Surrender Charge Rider
Guaranteed Income Select Rider
Guaranteed Income 5 Rider
Guaranteed Minimum Withdrawal Benefit Rider

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract.  The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Purchase	None
Maximum Surrender Charge (as a percentage of premiums withdrawn)	7.00%
Transfer Fee	$0-$15[1]
Maximum TSA Net Loan Interest Annual Rate* (of amount in loan account)	2.0%

* The net loan interest rate is the maximum interest rate We charge (5.0%) less the amount We credit to the Fixed Account balance (3.0%).

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

	Guaranteed Maximum	Current Charge
Annual Maintenance Fee[2]	$60	$30
Separate Account Annual Expenses (as a percentage of average accumulation value)
Mortality and Expense Risk Charge	0.95%	0.95%
Optional Rider Charges:
Guaranteed Minimum Withdrawal Benefit Rider Charge
Conservative Asset Allocation Model	0.10%[3]	0.10%
Moderate-Conservative Asset Allocation Model	0.20%[3]	0.20%
Moderate Asset Allocation Model	0.40%[3]	0.40%
Moderate-Aggressive Asset Allocation Model	0.75%[3]	0.75%
Aggressive Asset Allocation Model	1.20%[3]	1.20%
Guaranteed Income 5 Rider Charge[4]	0.75%	0.75%
Guaranteed Income Select Rider Charge	1.00%	0.85%
Bonus Credit Rider Charge	0.70%	0.60%
Minimum Premium Rider Charge	0.50%	0.25%
Guaranteed Minimum Death Benefit Rider Charge	0.75%	0.50%
Higher Education Rider Charge	4.00%	0.95%
Estate Planning Rider Charge	0.75%	0.35%
Five-Year Surrender Charge Rider Charge	0.45%	0.25%
Three-Year Surrender Charge Rider Charge	0.55%	0.35%
Zero Year Surrender Charge Rider Charge	0.70%	0.50%
Total Separate Account Expenses with the Highest Optional Charges[5]	7.65%	3.60%

1 We reserve the right to impose a $15 charge for each transfer after the twelfth (12th) transfer in a contract year.

2 The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge.  We reserve the right to change this fee, however, it will not exceed $60 per contract year.  The annual maintenance fee is deducted only when the net premiums are less than $50,000.  Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans.   The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment of less than $50,000.  In the examples, the annual maintenance fee is approximated as an annual asset charge of  0.31% (based on the maximum $60 charge) or 0.16% (based on the current $30 charge) based on the average accumulation value of $19,240 as of 12/31/09.

3The guaranteed maximum charge for the Guaranteed Minimum Withdrawal Benefit Rider only applies to the initial purchase of the rider.  It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model.  See “Guaranteed Minimum Withdrawal Benefit Rider (GMWB)” on page 57.

4The guaranteed maximum charge for the Guaranteed Income 5 Rider only applies to the initial purchase of the rider.  It does not apply if You elect to step-up the benefit.  See “Guaranteed Income 5 Rider” on page 63.

5The highest possible combination of Rider Charges is for all Riders except for the Surrender Charge Rider, the Guaranteed Income Select Rider, the Guaranteed Minimum Withdrawal Benefit Rider (GMWB) and the Guaranteed Income 5 Rider.  The Surrender Charge Rider cannot be elected in combination with the Bonus Credit or Higher Education Riders. The GMWB Rider cannot be elected in combination with the Higher Education, Guaranteed Income 5, Guaranteed Income Select or Estate Planning Riders.  The Guaranteed Income 5 Rider cannot be elected in combination with the Higher Education, GMWB, Guaranteed Income Select, Bonus Credit or Estate Planning Riders. The Guaranteed Income Select Rider cannot be elected with the GMWB, Guaranteed Income 5 or the Higher Education Riders.

For information concerning compensation paid for the sale of contracts, see “Distribution Of The Contracts” on page 94.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2009 (before any fee waiver or expense reimbursement).  Expenses may be higher or lower in the future.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses	Lowest	Highest
(expenses that are deducted from portfolio company assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	0.31%	2.23%

1The portfolio expenses used to prepare this table were provided to Us by the Fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2009. Current or future expenses may be higher or lower than those shown.

EXPENSE EXAMPLES

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2009).

Both examples assume that You invest $10,000 in the contract for the time periods indicated.

The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: All optional riders are elected (except the Surrender Charge, GMWB, Guaranteed Income 5, and Guaranteed Income Select Riders*; guaranteed charges; highest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,663	$3,480	$5,014	$8,099

(2) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$1,033	$2,940	$4,654	$8,099

*These riders cannot be elected in combination with other riders that result in higher total charges.

Example 2: No optional riders are elected; current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$775	$989	$1,135	$1,698

(2) If You do NOT surrender Your contract:

1 Year	3 Years	5 Years	10 Years
$145	$449	$775	$1,698

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements and financial statements for the Separate Account are in the SAI.  You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266.  Condensed financial information for the Separate Account  begins at page 98.

Charges and Fees

Surrender Charge

Sales charges are not deducted from premium payments.  However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. The amount of any surrender charge depends on the number of contract years between the premium payment and the withdrawal.  (See “Surrender Charges on Surrenders” on page 76.)

Mortality and Expense Risk Charge

We deduct a 0.95% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the contract.  (See “Mortality and Expense Risk Charge” on page 77.)

Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract.  We reserve the right to increase this charge, however, it will not exceed $60 per contract year.  Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans and for contracts with net premiums of $50,000 or more on the contract anniversary.  (See “CHARGES, FEES AND DEDUCTIONS” on page 76.)

Transfer Fee

There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization.  (See “Premium Taxes” on page 80).

Loan Charge (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner or annuitant) and will bear interest at the same rate of the loan.  We charge an annual interest rate of 5.0% on loans.

After offsetting the 3% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2% annually.

Optional Rider Charges

We deduct an additional fee for each optional rider You select.  For a list of these charges, see “FEE TABLE” on page 20.

Additional Information About National Advantage

Suitability of the Contracts

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment.  In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans.  The tax-deferred feature of the contracts is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit, lifetime annuity payments, and optional riders make the contract appropriate for their purposes.  Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these contracts, contact Your agent, or call Us at 1-877-586-0240.

Inquiries And Correspondence

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

Midland National Life Insurance Company

4601 Westown Parkway, Suite 300

West Des Moines, IA 50266

Phone : (877) 586-0240 (toll-free)

Fax : (866) 270-9565 (toll-free)

You currently should send correspondence and transaction requests to Us at the above address or by facsimile or telephone at the numbers listed above. Our Service Representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Thursday, and 7:30 a.m. and 3:00 p.m. (Central Standard Time) on Friday, excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Principal Office and will not receive that day’s price.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the annuitant   or an owner, or other identifying information.  We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office.  You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available.  Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

State Variations

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state.  See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract.  See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

Our Separate Account C And Its Investment Divisions

The “Separate Account” is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds.  You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account available under this contract (some restrictions may apply).

The Funds

Each of the 63 portfolios available under the contract is commonly called a mutual fund.  Each one is a “series” of one of the following open-end diversified investment companies:

• AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	• Lord Abbett Series Fund, Inc.
• Alger Portfolios	• MFS® Variable Insurance TrustSM
• American Century Variable Portfolios, Inc.	• Neuberger Berman AMT Portfolios
• Calvert Variable Series, Inc.	• PIMCO Variable Insurance Trust
• Fidelity® Variable Insurance Products	• Rydex Variable Trust
• Goldman Sachs Variable Insurance Trust	• Van Eck VIP Trust
• JPMorgan Insurance Trust

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses and in the fund’s Statements of Additional Information.  You should read the funds’ prospectuses carefully before allocating or transferring money to any portfolio.

You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing.  The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

Midland National Life Insurance Company

4601 Westown Parkway, Suite 300

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from “Rule 12b-1” fees deducted from fund assets.  Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts,  and, in its role as an intermediary, the funds.  Midland National and its affiliates may profit from these payments.

Investment Policies Of The Funds’ Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective. A portfolio’s objectives and policies affect its returns and risks.  Each investment division’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Financial Services Fund – Series I Shares (Formerly AIM V.I. Financial Services Fund)

The Funds investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in the financial services-related industries.

Invesco V.I. Global Health Care Fund – Series I Shares (Formerly AIM V.I. Global Health Care Fund)

The Funds investment objective is long-term growth of capital.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of health care industry issuers.

Invesco V.I. Technology Fund – Series I Shares (Formerly AIM V.I. Technology Fund)

The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.  Effective July 31, 2010, the preceding sentence will be replaced by the following:  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged in technology-related industries.

Invesco V.I. Utilities Fund – Series I Shares (Formerly AIM V.I. Utilities Fund)

The Fund’s investment objective is long-term growth of capital and, secondarily, current income.  The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged in utilities-related industries.

Alger Portfolios
Alger Capital Appreciation Portfolio	Seeks long-term capital appreciation.
Alger Large Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
Alger Small Cap Growth Portfolio**	Seeks long-term capital appreciation.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	Seeks capital growth and current income. Invests approximately 60 percent of its assets in common stocks and the remainder in fixed income securities.
American Century VP Capital Appreciation Fund	Seeks capital growth.
American Century VP Inflation Protection Fund	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century VP Income & Growth Fund	Seeks capital growth by investing in common stocks. Income is a secondary objective.
American Century VP International Fund	Seeks capital growth.
American Century VP Large Company Value Fund	Seeks long-term capital growth. Income is a secondary objective.
American Century VP Mid Cap Value Fund	Seeks long-term capital growth. Income is a secondary objective.
American Century VP Value Fund	Seeks long-term capital growth. Income is a secondary objective.
American Century VP Ultra® Fund	Seeks long-term capital growth.
Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio (Formerly Social Equity Portfolio)

Seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio’s investment and social criteria.

Calvert VP SRI Mid Cap Growth Portfolio (Formerly Social Mid Cap Growth Portfolio)

Seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.

Fidelity® Variable Insurance Products
VIP Asset ManagerSM Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.
VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk.
VIP Contrafund® Portfolio	Seeks long-term capital appreciation.
VIP Equity-Income Portfolio

Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).

VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation.
VIP Growth Opportunities Portfolio	Seeks to provide capital growth.
VIP Growth Portfolio	Seeks to achieve capital appreciation.
VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital.
VIP Index 500 Portfolio	Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500 SM Index (S&P 500®).
VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio	Seeks long-term growth of capital.
VIP Money Market Portfolio*	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
VIP Overseas Portfolio	Seeks long-term growth of capital.
VIP Value Strategies Portfolio	Seeks capital appreciation
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Structured Small Cap Equity Fund	Seeks long-term growth of capital.
Goldman Sachs VIT Large Cap Value Fund (Formerly Goldman Sachs VIT Growth and Income Fund)	Seeks long-term capital appreciation.
Goldman Sachs VIT Mid Cap Value Fund	Seeks long-term capital appreciation.
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
JPMorgan Insurance Trust Small Cap Core Portfolio	Seeks capital growth over the long term.

Lord Abbett Series Fund, Inc.
Lord Abbett Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett International Opportunities Portfolio (Formerly Lord Abbett International Portfolio)	Seeks long-term capital appreciation.
Lord Abbett Mid-Cap Value Portfolio	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS® Variable Insurance Trust
MFS® VIT Growth Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT Investors Trust Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT New Discovery Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
MFS® VIT Research Series	Seeks capital appreciation. The fund’s objective may be changed without shareholder approval.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Mid-Cap Growth Portfolio	Seeks growth of capital.
Neuberger Berman AMT Regency Portfolio	Seeks growth of capital.
Neuberger Berman AMT Small-Cap Growth Portfolio	Seeks long-term growth of capital. The portfolio manager also may consider a company’s potential for current income prior to selecting it for the fund.
PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio

Seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities “junk bonds” rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Low Duration Portfolio	Seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

Rydex Variable Trust
Rydex VT Government Long Bond 1.2x Strategy Fund

Seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund’s current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price of the most recently issued Long Treasury Bond.

Rydex VT Inverse Government Long Bond Strategy Fund

Seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund’s current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price of the most recently issued Long Treasury Bond.

Rydex VT Inverse NASDAQ-100® Strategy Fund	Seeks to provide investment results that match the performance of a specific benchmark. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ 100 Index®.
Rydex VT Inverse S&P 500 Strategy Fund	Seeks to provide investment returns that inversely correlate to the daily performance of the S&P 500® Index.
Rydex VT Nova Fund	Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index.
Rydex VT NASDAQ-100® Fund	Seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund’s current benchmark is the NASDAQ 100 Index®
Rydex VT U.S. Long Short Momentum Fund (Formerly Rydex VT All-Cap Opportunity Fund)	Seeks to provide long-term capital appreciation.
Rydex VT U.S. Government Money Market Fund*	Seeks to provide security of principal, high current income, and liquidity.
Van Eck VIP Trust

Van Eck VIP Global Bond Fund (Formerly Van Eck Worldwide Bond Fund)	Seeks high total return—income plus capital appreciation—by investing globally, primarily in a variety of debt securities.
Van Eck VIP Emerging Markets Fund (Formerly Van Eck Worldwide Emerging Markets Fund)	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Global Hard Assets Fund (Formerly Van Eck Worldwide Hard Assets Fund)

Seeks long-term capital appreciation by investing primarily in “hard asset” securities. Income is a secondary consideration. Hard assets consist of precious metals, natural resources, real estate and commodities.

*During periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.

 **This Investment Division was closed to new investors as of June 15, 2007.  If You had money invested in this Investment Division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Division after this date, You will not be able to reinvest in the portfolio.

Invesco Advisers, Inc. manages the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Fred Alger Management, Inc. manages the Alger Portfolios.  American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc.  Calvert Asset Management Company, Inc. manages and Atlanta Capital Management Company, LLC and New Amsterdam Partners LLC are sub-advisers to the Calvert Variable Series, Inc. Portfolios.   Fidelity Management & Research Company manages the VIP Portfolios.  Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds.  JPMorgan Investment Management, Inc. manages the JPMorgan Insurance Trust.  Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc.  MFS® Investment Management manages the MFS® Variable Insurance TrustSM.   Neuberger Berman Management LLC manages the Neuberger Berman AMT Portfolios.    Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust.   Security Global Investors manages the Rydex Variable Trust.  Van Eck Associates Corporation manages the Van Eck VIP Trust.

The funds may make a material change in their investment policies.  In that case, We will send You notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division.  Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $15 transfer fee will be assessed (See “Transfers of Accumulation Value” on page 42).

The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for this type of mixed and shared funding.  The funds will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable fund may take appropriate action to protect Your interests.

The fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the funds’ portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to Us, and the amount of any such payments.  We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds.  We may profit from these payments.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other funds (or available classes) may have lower fees and better overall investment performance.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take withdrawals from Your contract to pay the advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.

If the total withdrawals exceed the 10% free surrender amount, then surrender charges are applied on the withdrawal amount that exceeds the 10% free surrender amount.  Before taking a withdrawal, You should consult a tax advisor to consider the tax consequences of a withdrawal on Your variable annuity contract.  See “FEDERAL TAX STATUS” on page 80.

You bear the entire risk for the allocation of Your premiums and accumulation value among the funds whether or not You use the service of an adviser.  We are not responsible for any investment or other advice or services that You may receive.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

Asset Allocation Program

The following is a general description of the asset allocation program available under the contract.  A complete description of each model is available in the consumer brochure for the asset allocation program that is available upon request from your registered representative.

General

Under Midland National’s asset allocation program, five models have been developed based on different profiles of an investor’s financial goals, willingness to accept investment risk, investment time horizon and other factors.  You can elect one of these models or create Your own “self-directed” portfolio.

The asset allocation models available are not offered by this prospectus and are not part of Your contract.  Asset allocation models are a separate service We make available in connection with the contract at no additional charge to You, to help You select investment options.  Asset allocation programs are an investment strategy for distributing assets among asset classes to help attain an investment goal.  For Your contract, the asset allocation models can help with decisions You need to make about how to allocate Your contract fund among available subaccounts (and their corresponding portfolios).  The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

As noted above, there is no charge for using this asset allocation service.  However, as discussed under “Guaranteed Minimum Withdrawal Benefit Rider (GMWB)” beginning on page 51, if you elect the GMWB rider you must invest your accumulation value according to one of the five models, and the fee for the GMWB rider varies according to the model you select.

There is no assurance that investment returns will be better through participation in an asset allocation program.  Your contract may still lose money and experience volatility and your returns may be lower even if you do not lose money.

The Asset Allocation Models

There are five asset allocation models currently available.  All of the models involve some degree of investment risk, including the risk of investment losses.

Conservative – The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel him/her to shift into the most conservative investment if losses occur.  Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value (i.e. less volatility). Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to seek relatively more safety of his or her investment.  However, even this model involves some risk of investment loss.

Moderate Conservative – This model is appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio.  This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range.  While this model is still designed to preserve the investor’s capital over the long term, fluctuation in value (and investment losses) may occur from year to year.

Moderate – The moderate investor is willing to accept more risk than the conservative investor is, and does not try to minimize investment losses but is probably not comfortable with and less willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses.  Achieving long-term return and safety of investment are of equal importance to the moderate investor.

Moderate Aggressive – Designed for investors with a high tolerance for risk and a longer time horizon.  This investor has little need for current income and seeks above-average growth from his/her investable assets.  The main objective of this range is capital appreciation, and these investors should be able to tolerate fluctuation in value and some losses in their portfolio values.

Aggressive - The aggressive portfolio should be constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses.  The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher long-term return.

Selecting an Asset Allocation Model

If You participate in the asset allocation program, then You must complete a questionnaire that, among other things, solicits information about Your personal investment risk tolerance, investment time horizon, financial goals and other factors.  Based on Your responses to that questionnaire, a particular asset allocation model may be suggested for Your use.

Although You may only use one model at a time, You may elect to change to a different model at any time as Your tolerance for risk and/or Your needs and objectives change or for any other reason.  Using the questionnaire and in consultation with Your representative, You may determine a different model better meets Your risk tolerance and time horizons.  There is no fee to change to a different model.

If You elect to participate in the asset allocation program, You can also elect to become a client of Sammons Advisor Services, a division of Sammons Securities Inc., an investment advisor registered under the Investment Advisers Act of 1940 and an affiliate of Midland National.  If you have elected to become a client of Sammons Advisor Services, You will be provided with a packet of information that includes the following information:

•        Sammons Advisor Services Client Agreement — 2 copies

•        Midland National Authorization Form for Sammons Advisor Services

•        Instructions on how to complete and submit the above referenced forms

•        Part II Disclosure Brochure for Sammons Advisor Services, a division of Sammons Securities, Inc.

•        Sammons Advisor Services Privacy Notice

Upon completion of the forms, Sammons Advisor Services will serve as Your investment advisor, but solely for the purpose of developing and updating the asset allocation models.  Sammons Advisor Services currently follows the recommendations of an independent third-party consultant to develop and update the models.  From time to time, Sammons Advisor Services may select a different third-party consultant to provide recommendations, to the extent permitted under applicable law, or they may develop and/or update model portfolios without retaining a third party.

It is Your responsibility to select or change Your model.  Your representative can provide You with information that may assist You in selecting a model appropriate for Your risk tolerance.  Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee they will perform better than a self-directed portfolio.  A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options.  In addition, the models are subject to all of the risks associated with the separate account investment portfolios.

Periodic Updates of Asset Allocation Models and Notices of Updates

Sammons Advisor Services, through its third-party consultant as described above, periodically reviews the models (generally on an annual basis) and may find that asset allocations within a particular model may need to be changed.  Similarly, the principal investments, investment style, or investment manager of an investment portfolio may change such that it is no longer appropriate for a model, or conversely, it may become appropriate for a model.

If You have elected to become a client of Sammons Advisor Services, We will provide notice regarding any such changes 30 days prior to the date the changes become effective.  If You do not wish to have Your accumulation value reallocated and rebalanced to the new model, You must “opt-out” of the change by notifying Us prior to the effective date of the change.  If You take no action within the allotted 30 days, Your current allocations will be automatically rebalanced to the new model on the effective date of the changes and future premium allocations will be changed to match the new model.

Generally, You are free to move from one allocation model to another and to move in and out of the allocation models.  However, if You have purchased an optional rider that limits Your investment options, and You opt out of a change or You make any reallocation of accumulation value or premium independent of a model reallocation communication from Midland National then the rider will terminate unless You reallocate to another designated allocation option(s) or another model portfolio permitted for use with Your rider as described in section Asset Allocation Models on page 59 and in the rider form attached to your contract.

If You elect to opt-out of an announced model change or otherwise direct Us to reallocate Your accumulation value or future premium outside of these models, Your accumulation value will become a self-directed portfolio on the date the change becomes effective.

If You submit an opt-out notice in response to an announced model change, Your investment options and future premium allocations will not be changed until You provide Us with new instructions.  You will continue to receive notifications of future model changes for as long as Your agreement with Sammons Advisor Services is in effect.  If You wish to re-enter an asset allocation model in the future, You must opt-in by notifying Us in writing.

If You do not elected to become a client of Sammons Advisor Services, You will not be notified of changes to the asset allocation models and Your accumulation value and future premiums will not be reallocated to the new model.  You accumulation value and future premium allocations will remain static based on the model that was in effect at the time You elected the model unless You provide Us with new instructions.

Other Information

For more information about Sammons Advisor Services and its role as investment advisor for the asset allocation models, please see the Part II Disclosure Brochure for Sammons Advisor Services, a division of Sammons Securities, Inc., which is available to You at no charge.  This document contains information required by Part II of its Form ADV, which is the SEC investment advisor registration form.  Your representative can provide You with this disclosure brochure or You can request a copy by writing to Sammons Advisor Services, Variable Annuity, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 or by calling 866-270-9564.

Midland National may perform certain administrative functions on behalf of our affiliate, Sammons Advisor Services, including but not limited to communication regarding their recommendations and services on their behalf; however, We are not registered as an investment advisor and are not providing any investment advice in making asset allocation models or self-directed portfolios available to Our contract owners.  Furthermore, Your registered representative is not providing any investment advice related to the asset allocation program.

Amounts In Our Separate Account

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division.  The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units.  Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division.  Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant   or an owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values.  We determine accumulation unit values for the investment divisions at the end of each business day.  The accumulation unit value for each investment division is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds.  They reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the funds’ expenses.  The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of between 0.95% (for the basic contract only) and up to 3.60% currently (if You elect the most expensive available combination of the optional riders).  Additional information on the accumulation unit values is contained in the SAI.

We Own The Assets Of Our Separate Account

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account.  In making any changes, We may not seek approval of contract owners (unless approval is required by law).  We have the right to:

•        add investment divisions to, or remove investment divisions from Our Separate Account;

•        combine two or more divisions within Our Separate Account;

•        withdraw assets relating to Our variable annuities from one investment division and put them into another;

•        eliminate a portfolio’s shares and substitute shares of another portfolio of the funds or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, We would first seek approval from the Securities and Exchange Commission and the insurance regulator where the contract is delivered;

•        end the registration of Our Separate Account under the Investment Company Act of 1940;

•        operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•        operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to  make direct investments.  In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified.  We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the Fidelity VIP Money Market investment division.

You may want to transfer the amount in that investment division as a result of changes We have made.  If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal Office.  At the same time, You may also change how Your net premiums are allocated.

THE FIXED ACCOUNT

You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below.  The Fixed Account pays interest at a declared rate.  Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 3% per year minus any surrender charges, partial surrenders, transfers, or fees and expenses.

The Fixed Account supports Our insurance and annuity obligations.  Certain states do not permit allocations to and transfers from the Fixed Account.  Any amounts in the Fixed Account are subject to Our financial strength and claims-paying ability. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940.  Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act.  We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.

If You choose the zero year surrender charge period, access to the Fixed Account is restricted.  You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

You may not select the Guaranteed Minimum Withdrawal Benefit (GMWB) rider or the Guaranteed Income 5 rider when money is allocated to the Fixed Account.  If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before these riders can be elected.  After the GMWB or Guaranteed Income 5 rider is selected, You may not invest in the Fixed Account at any time or the GMWB or Guaranteed Income 5 riders will terminate.  Further, if you select the GMWB Rider, then You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.

You may accumulate amounts in the Fixed Account by:

•        allocating net premiums,

•        transferring amounts from the investment divisions, or

•        earning interest on amounts You already have in the Fixed Account

Transfers, partial surrenders and allocated deductions reduce this amount.

Currently, We do not limit the amount You can allocate to the Fixed Account.  However, We reserve the right to limit the amount that, over the contract’s life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the Fixed Account.  Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods.  You bear the risk that We will not credit interest above the 3% minimum.  We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the Fixed Account, regardless of the investment performance of any part or all of Our Fixed Account assets.

You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions (subject to “Transfer Limitations” below).  Generally, the total amount transferred out of the fixed account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year.  However, by current Company practice, We will allow you to transfer the greater of $5,000 or 20% of  the accumulation value in the Fixed Account at the beginning of the contract year.  This is not guaranteed. This limit does not apply to transfers made in a Dollar Cost Averaging program that occur over a period of 12 or more months.

The Fixed Account may not be available in all states.  Your state of issue will determine if the Fixed Account is available on Your contract.  Please check Your contract form to see if the Fixed Account is available on Your contract.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a contract may submit an application form and an initial premium payment of at least $10,000, or $2,000 for a qualified contract.  By current company practice, We will waive the initial minimum premium requirement for group list bill contracts if each premium is at least $50.  The sale must take place through a representative who is licensed and registered to sell the contract.  The maximum issue age for the contract is 85 (the annuitant’s age).  In addition, the maximum Owner’s age at issue is 85.

If your application is complete and in good order (see “Administrative Procedures” on page 18), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until Your contract is issued or Your premium is refunded.  While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You.  Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our Fixed Account and/or investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Principal Office.

Election of the Minimum Premium Rider would allow for a lower initial premium payment for non-qualified contracts.  This rider is available for an additional fee.  See “Minimum Premium Rider” on page 54.

Free Look

You may cancel your contract within your 30-day Free Look period.  We deem the Free Look period to expire 30 days after You have received Your contract.  Some states and situations may require a longer Free Look period.  To cancel Your contract, You need to return Your contract to the agent who sold it to You or to Our Principal Office.  If You cancel Your contract, then We will return:

  The accumulation value (which may be more or less than the premium payments You paid) less premium bonus credits, if any, or
  If greater and required by Your state, the original amount of Your premium payment.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the contract until We receive it. You should consult with and rely upon a tax advisor if You are considering a contract exchange.

Premium Payments

You can make additional premium payments at any time prior to annuitization and in whatever amount You want, within certain limits. Your initial investment must be at least $10,000 for non-qualified contract and at least $2,000 for a qualified contract. Additional investments must be at least $50. By current company practice, We will waive the initial minimum premium requirement for group list bill contracts if each premium is at least $50.  Premium payments will be credited as of the end of the valuation period in which they are received by Us. Investments after the initial premium payment may be made at any time up to the maturity date, so long as the annuitant is living. We may refuse to accept certain forms of premium payments or loan repayments (third party checks, traveler’s checks, money orders, for example).  We reserve the right to accept or reject any form of payment.

Allocation of Premium Payments

You will specify Your desired premium allocation on the contract’s application form.  Your instructions in Your application will dictate how to allocate Your premiums.  Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100.  The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  We reserve the right to limit the number of investment divisions in which You can have funds invested. Currently, You may allocate to a maximum of 50 investment divisions including the Fixed Account. In certain states, allocations to and transfers from the Fixed Account are not permitted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

If You select the optional Guaranteed Minimum Withdrawal Benefit (“GMWB”) rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.  You may not invest any part of Your accumulation value in an investment division that is not a part of the asset allocation model You selected, in the Fixed Account or Fixed Account DCA program at any time or the rider will terminate.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make.  These changes will affect transactions as of the date We receive Your request at Our Principal Office.  Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the Fixed Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise.  (See “Dollar Cost Averaging” on page 50).

Fixed Account Limitations

You may not select the Guaranteed Minimum Withdrawal Benefit (GMWB) rider or the Guaranteed Income 5 rider when money is allocated to the Fixed Account.  If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before these riders can be elected.  After the GMWB or Guaranteed Income 5 rider is selected, You may not invest in the Fixed Account at any time or the GMWB or Guaranteed Income 5 riders will terminate.  Further, if you select the GMWB Rider, then You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.

Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account.  Your accumulation value will vary daily to reflect the investment performance of the investment division(s) You select and any interest credited to Your allocations in the Fixed Account, any premium payments, partial withdrawals, surrenders, loans, withdrawals, and charges assessed in connection with the contract.   There is no guaranteed minimum accumulation value.  Transaction and surrender charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account.  Accumulation value in the Fixed Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, partial withdrawals, surrenders, and transfers) on Your accumulation value in the Fixed Account.

There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account.  You bear the investment risk.  An investment division’s performance will cause Your accumulation value to go up or down.

Transfers of Accumulation Value

You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date, unless otherwise noted.  Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date.  However, We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.

If You select the Guaranteed Minimum Withdrawal Benefit (“GMWB”) Rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider.   You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate. The Fixed Account Earnings Sweep program is not available as long as the GMWB rider is in inforce.

If You select the Guaranteed Income 5 Rider, You must invest 100% of Your accumulation value in the Separate Account investment divisions. You may not transfer any part of Your accumulation value to the Fixed Account or Fixed Account DCA program at any time or the Guaranteed Income 5 Rider will terminate.

If You select the zero year surrender charge period, You cannot transfer Your accumulation value to the Fixed Account.

The minimum transfer amount is $200 or 100% of an investment division if less than $200.  The minimum amount does not have to come from or be transferred to just one investment division.  The only requirement is that the total amount transferred that day equals the transfer minimum. Completed transfer requests received at Our Principal Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 P.M. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request after the close of regular trading on the new York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  For information regarding telephone or facsimile requests, see “Inquiries And Correspondence” on page 25. For limitations on transfers to and from the Fixed Account, see “THE FIXED ACCOUNT” on page 38.

After the maturity date, You can make only two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by contract owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market Portfolio, followed by a transfer from Money Market back to New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract’s transfer privileges and We will not accept another transfer request for 14 business days.  We will attempt to inform the contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days.  If We do not succeed in reaching the contract owner or registered representative by phone, We will send a letter by first class mail to the contract owner’s address of record.

We apply Our market timing procedures to all of the investment divisions available under the contracts, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as Rydex portfolios). However, We offer other variable annuity contracts that also offer those portfolios but do not apply market timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance companies offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or Your accumulation value to the investment divisions that invest in the Rydex portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the contract owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division.  You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).   We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment divisions for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made  in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by  spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others.  We may not always  apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original ‘wet’ contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our Market Timing Procedures consistently to all contract owners without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders

You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal Office in good order.  The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value minus any applicable surrender charges and annual maintenance fee.  In some states a premium tax charge may also be deducted.  (Surrenders may be restricted by a retirement plan under which You are covered.)  Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500.  If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn.  For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge and any required tax withholding will be deducted from the amount paid.  In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may also be subtracted.

Completed surrender requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order.  In some cases, ‘good order’ requires a signature guarantee.  See “Administrative Procedures” on page 18. We may defer payment for more than seven days only when:

•        trading on the New York Stock Exchange is restricted as defined by the SEC;

•        the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•        an emergency exists as defined by the SEC as a result of which disposal of the Separate Account’s securities or determination of the net asset value of each investment division is not reasonably practicable; or

•        for such other periods as the SEC may by order permit for the protection of owners. See “When We Pay Proceeds From This Contract” on page 94.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account.  This allocation is subject to minimum amount requirements.

The surrender charge will be determined without reference to the source of the partial surrender.  The charge will be based on the length of time between premium payments and surrenders.  (See “CHARGES, FEES AND DEDUCTIONS” on page 76.

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Withdrawals may be restricted under certain qualified contracts. You should consult with and rely on Your tax advisor before making a surrender. See “FEDERAL TAX STATUS” on page 80.

If Your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments You request until all information required under the tax law has been received.  By requesting a surrender, loan or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Surrenders may be restored under certain types of qualified contracts.  If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National.  Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant’s spouse.  This consent must contain the participant’s signature and the notarized or properly witnessed signature of the participant’s spouse.  These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA).  You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender.  See “FEDERAL TAX STATUS” on page 80.

Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 ½ except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability.  Such proceeds may, however, be used to fund another eligible vehicle.

Free Surrender Amount

You may withdraw up to 10% of Your net premiums (premiums paid less partial surrenders) once each contract year without incurring a surrender charge in each contract year.  However, by current company practice, We will allow You to withdraw up to10% of Your gross premium (premiums paid) payments without incurring a surrender charge in each contract year.  This is not guaranteed.  If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year and, generally, will not be carried over to a subsequent withdrawal in the same contract year.  However, by current company practice, We will allow the free surrender amount to be taken in multiple withdrawals each contract year.  This is not guaranteed.  The value of 10% of the gross premiums is determined on the date of the first withdrawal.  A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding.  (See “FEDERAL TAX STATUS” on page 80.)

If You have the optional Guaranteed Minimum Withdrawal Benefit Rider, amounts withdrawn up to the payment amount are considered a penalty free withdrawal. If You have the optional Guaranteed Income 5 Rider, amounts withdrawn up to the guaranteed payment amount (GPA) or lifetime payment amount (LPA) are considered a penalty free withdrawal.  If the payment amount, GPA, or LPA exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount, GPA, or LPA. If the payment amount, GPA or LPA exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the payment amount, GPA or LPA, surrender charges will be applied on the withdrawal amount that exceeds the payment amount, GPA or LPA.

If You use a third party registered investment adviser, in connection with allocations among the investment divisions, You can request that We take withdrawals from Your contract to pay the advisory fees provided We have received documentation from You and Your adviser.  This does not constitute Us providing investment advice.

If the total withdrawals exceed the 10% free surrender amount, then surrender charges are applied on the withdrawal amount that exceeds the 10% free surrender amount.  Before taking a withdrawal, You should consult a tax advisor to consider the tax consequences of a withdrawal on Your variable annuity contract.  See “FEDERAL TAX STATUS” on page 80.

Partial Waiver of Surrender Charge – Charitable Remainder Trust Endorsement

This benefit provides for a potential increase in the free surrender amount allowed each contract year.  Under this benefit, the free surrender amount is the greater of : a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender. However, by current company practice, We will allow You to withdraw up to10% of Your gross premium payments.  There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

Systematic Withdrawals

The systematic withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the annuitant or an owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office.  You may designate the systematic withdrawal amount or the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually.  See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.

You can stop or modify the systematic withdrawals by sending Us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200.  Each request for withdrawal amounts of less than $200 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200.  Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See “Surrender Charges on Surrenders” on page 76). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders with the exception that a portion of the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn (by current company practice, the free amount is 10% of Your gross premiums).

Under Midland National’s current Company practice, systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge.  We reserve the right to change this practice in the future.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.  Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The contract will automatically terminate if a systematic withdrawal causes the contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

Loans

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b).  Prior to the maturity date, owners of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan.  Only one loan may be outstanding at any time.  Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program.  You should consult a tax advisor before requesting a loan. However, if You have elected the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider, the rider will terminate if You request a loan under this contract.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request from a 403(b) contract comply with applicable tax requirements before we process your request.

Only one loan can be made within a 12-month period.  The loan amount must be at least $2,000 and must not exceed:

1.            The accumulation value, minus

2.            Any applicable surrender charges, minus

3.            Any outstanding prior loans, minus

4.             Loan interest to the end of the next contract year.

The portion of the accumulation value that is equal to the loan amount will be held in the Fixed Account and will earn interest at the fixed account minimum interest rate of 3% per year.  You should tell Us how much of the loan You want taken from Your unloaned amount in the Fixed Account or from the Separate Account investment divisions.   If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the Fixed Account in the same proportion as the value of Your interest in each division bears to Your total accumulation value.  We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the Fixed Account.

We charge interest on loans at the rate of 5% per year.  Loan interest is due on each contract anniversary.  Unpaid interest will be added to the loan and accrue interest.  If the total loan plus loan interest equals or exceeds the accumulation value minus any applicable surrender charges, then the contract will terminate with no further value.  In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan.  In general, loans must be repaid in monthly or quarterly installments within 5 years.  If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made.  This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty.  IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs.  A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant’s vested ownership in the 403(b) plan.  The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months.

In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor’s regulations contain requirements for plan loans relating to their availability, amount and other matters.  These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.  Failure to comply with these requirements may result in penalties under the Code and ERISA.  You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans.

A loan has a permanent effect on the accumulation value because the investment experience of the investment divisions will apply only to the unborrowed portion of the accumulation value.  The longer the loan is outstanding, the greater the effect is likely to be.  The effect could be favorable or unfavorable.  If the net investment results are greater than 3% per year while the loan is outstanding, then the accumulation value will not increase as rapidly as it would have if no debt were outstanding.  If net investment results are below 3% per year, then the accumulation value will be higher than it would have been had no loan been outstanding.  In addition, a loan costs You a net interest charge of 2% per year.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions.  However, if You elect the Optional Guaranteed Minimum Withdrawal Benefit Rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.  You may not transfer any part of Your accumulation value to the DCA program or the GMWB rider will terminate.

In addition, You cannot use the DCA program with the Fixed Account if You select the zero year surrender charge option or the Guaranteed Income 5 Rider.

This program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets.  The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time.  Only one active DCA account is allowed at a time.  You must complete the proper request form and send it to Our Principal Office, and there must be a sufficient amount in the DCA source account.  You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.  Copies of the DCA request form can be obtained by contacting Us at Our Principal Office.  The DCA election will specify:

•        the DCA source account from which transfers will be made,

•        that any money received with the form is to be placed into the DCA source account,

•        the total monthly or quarterly amount to be transferred to the other investment divisions, and

•        how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional net premiums can be allocated to the DCA source account by sending them in with a DCA request form.  All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium  payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month.  If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received. DCA will not begin until the end of the free look period.

If a DCA program is elected after issue and the source account is the Fixed Account, the minimum number of months for the program is 12 months.

We will process DCA transfers for a maximum of 24 months.  You may continue to participate in the DCA program beyond the 24-month period by providing Us with written authorization at the end of each 24-month time period.  DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to end the DCA program by sending You one month’s notice.

We do not charge any specific fees for You to participate in a DCA program.  While We currently do not charge for transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.

Fixed Account Dollar Cost Averaging (“Fixed Account DCA”)

At the time of Your application, You may elect one of two Fixed Account DCA programs.  However, if You elect the Guaranteed Minimum Withdrawal Benefit (“GMWB”) Rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the GMWB rider will terminate.

If You select the Guaranteed Income 5 Rider, You must invest 100% of Your accumulation value in the Separate Account investment divisions. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the Guaranteed Income 5 rider will terminate.

These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice.  These programs may only be elected at issue.  While in the Fixed Account DCA accounts, Your premiums may earn a higher rate of interest than is currently credited to the Fixed Account.  The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract.  You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option. You may choose one of the following two Fixed Account DCA programs:

The 6-Month Fixed Account DCA program:  Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date.  Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-Month Fixed Account DCA program:  Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date.  Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging may not be available in all states.  Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract.  Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

Portfolio Rebalancing

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a quarterly, semi-annual, or annual basis.  The Portfolio Rebalancing option is subject to the Fixed Account premium and transfer limitations. If You elect this option, then on the contract anniversary date, We will transfer the amounts needed to “rebalance” the accumulation value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the portfolio rebalancing option by sending You one month’s notice.  Contact Us at Our Principal Office to elect the portfolio rebalancing option.

If You elect the Guaranteed Minimum Withdrawal Benefit Rider, Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation on each contract anniversary.  If You chose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

There is no charge for portfolio rebalancing and a portfolio rebalancing transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

Fixed Account Earnings Sweep Program

You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions.  However, this program is not available if You elect Guaranteed Income 5 Rider, as 100% of Your accumulation value must be in the Separate Account investment divisions, and is not available with the optional Guaranteed Minimum Withdrawal Benefit Rider, as 100% of Your accumulation value must be invested in one of the five asset allocation models designated by Us for this rider, and is not available if you select the Zero Year Surrender Charge Rider option.  Transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program.  While this program is active, You may not allocate future premium payments to the Fixed Account.  Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.

The Fixed Account earnings sweep program may not be available in all states.  Your state of issue will determine if The Fixed Account earnings sweep program is available on Your contract.

There is no charge for Fixed Account earnings sweeps program and a Fixed Account earnings sweep transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

OPTIONAL RIDERS

There are several optional riders available under this contract for an additional charge.  Charges for these optional riders are in addition to the charges for the basic contract (stated in the Fee Table).  If You elect the highest possible combination of all of these riders, the total Separate Account expenses currently would be 3.60% per year.  We reserve the right to change the charge for each optional rider.

Since some optional riders cannot be terminated once elected, You should select Your options carefully.  Most of the riders can only be elected when you buy the contract.  Any amounts paid that are in excess of your accumulation value under the optional benefits are subject to Our financial strength and claims-paying ability.

Bonus Credit Rider

At the time of Your application, You may choose the Bonus Credit Rider that will add a credit of 4% to Your premium payments received during the first contract year.  Currently, We will deduct an additional daily Separate Account charge at an annual rate of 0.60% for this rider.  We reserve the right to increase this charge but it will never exceed the maximum guaranteed charge of 0.70%. We deduct the daily charge against Your Separate Account accumulation value only during the first seven contract years.  We expect to profit from this charge.  Electing a Bonus Credit Rider may be beneficial to You only if You own the contract for sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the Bonus Credit Rider.  In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years.  Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Bonus Credit Rider becomes and vice versa. If the contract is owned for a short period of time or the investment performance of the underlying portfolios is not sufficient to compensate for the additional charges associated with the rider in the first seven contract years, the charges for this rider may exceed the benefit.

Because the 0.60% charge associated with the Bonus Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Bonus Credit Rider and consult their financial adviser regarding its desirability.  Note carefully that the charge will continue to be assessed against the Separate Account accumulation value attributable to premium payments made in years two through seven, but no bonus will be credited with respect to premium payments made anytime after the first contract year.  Over time, the value of the bonus may be more than offset by the higher charges associated with the bonus credit.

If You exercise Your free look right and cancel the contract, We will retain that proportion of the accumulation value provided by any bonus credits above Your premium payments.

The Bonus Credit Rider cannot be elected in combination with the Surrender Charge Rider or the Guaranteed Income 5 Rider.

Minimum Premium Rider

At the time of application, You may select this rider which allows for a lower initial premium payment for non-qualified contracts.  Under the Minimum Premium Rider, You may make an initial premium payment of $2,000 (or more).  We currently deduct a daily charge of 0.25% per annum against Your Separate Account accumulation value for this rider (the maximum charge is 0.50%).  We will continue to assess a fee for this benefit until Your net premium  exceeds the regular minimum premium requirement of $10,000.  Once Your net premium  exceeds $10,000, We will cease imposing the additional charge even if Your accumulation value falls below $10,000 in the future because of negative investment performance.  This charge will continue indefinitely if Your net premium  is never greater than $10,000.  This rider is only available for non-qualified contracts.  We reserve the right to waive the charge for this rider.

Guaranteed Minimum Death Benefit (GMDB)

At the time of application You may select this rider.  If You elect the Guaranteed Minimum Death Benefit Rider, then the death benefit will be the greater of total premiums paid minus adjustments for any partial surrenders accumulated at 6% annual interest (On a guaranteed basis, this is limited to an additional 100% of premiums minus adjustments for any partial surrenders. However by current Company practice this limit will be 100% of premiums. This is not guaranteed.) less any outstanding loan and loan interest or the accumulation value less any outstanding loan and loan interest when We receive due proof of death, an election of how the death benefit is to be paid and any other documents or forms required.  The maximum  (annuitant’s) issue age for this rider is age 75.  In addition, the maximum owner’s age at issue is 75. There currently is a charge of 0.50% per year against Your Separate Account accumulation value for this rider (the maximum charge is 0.75% per year).  You will incur this charge even during periods when the rider would pay no benefit.

Any adjustments for partial surrenders will reduce the death benefit by the same proportion the accumulation value was reduced by the partial surrender.

Higher Education Rider

At the time of application, You may select the Higher Education Rider which provides an extra benefit equal to 10% of the gain (accumulation value less premiums) in the contract (if any).  This rider is only available for non-qualified contracts.  Under this rider, You may request a partial or full surrender, made directly to a United States accredited institution of higher education, at any time after the seventh contract anniversary and before the maturity date.  If the amount of the withdrawal exceeds the 10% penalty-free withdrawal amount, surrender charges may apply.  There is currently a charge of 0.95% per year against Your Separate Account accumulation value for this optional rider (the maximum charge is 4.00% per year).  If You select this rider, the charge is deducted for the life of the contract, even if You never request a withdrawal for higher education.  You would pay this charge even during periods when the rider would not pay a benefit (because there is no gain). Subject to state availability, You can terminate this rider at any time by sending a written request to Our Principal Office.

This rider may not be elected in combination with the Surrender Charge Rider, the Guaranteed Income Select Rider, the Guaranteed Income 5 Rider or the Guaranteed Minimum Withdrawal Benefit Rider.

Estate Planning Rider

At the time of the application, You may select the Estate Planning rider which provides an extra death benefit of 40% of the base contract’s gain (accumulation value less net premiums) in the contract (if any) that is included in the death benefit.  The maximum extra death benefit is limited to 50% of the net premiums. However, by current company practice, the maximum extra death benefit is limited to 50% of the gross premiums.  This death benefit is calculated when We receive due proof of death.  The maximum (annuitant’s) issue age for this rider is age 75.  In addition, the maximum owner’s age at issue is 75.  We will deduct an additional daily charge against Your Separate Account accumulation value currently at the annual rate of 0.35% (the maximum charge is 0.75% per year).  You would pay this charge even during periods when the rider would not pay any benefit (because there is no gain).  This rider only pays a benefit on gain.  If You do not have any gain in Your contract when the death benefit is calculated, then You will not receive a benefit from this rider.  This extra death benefit applies only to the base contract’s death benefit, and does not apply to any benefit under the Guaranteed Minimum Death Benefit Rider.  This rider is not available on a qualified contract.

This rider may not be elected in combination with the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider.

Surrender Charge Rider

If You elect this rider on Your application, You have several choices regarding the duration of the surrender charge period (the number of years the surrender charge remains in effect).  You have the option of shortening the regular surrender charge period of seven years to one of three different shorter periods: five years, three years, or none (no surrender charge).  There is an extra charge for this rider as noted in the “FEE TABLE” on page 20.  The amount of the charge depends on which shorter period You choose, as indicated below.  The charge for this rider is a percentage of the average daily accumulation value, and the charge remains in effect until the Contract is terminated.  If You choose the zero year surrender charge period, access to the Fixed Account is restricted.  You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

You can  elect this rider only when You purchase the Contract, (on Your application).

This rider cannot be elected in combination with the Bonus Credit Rider or the Higher Education Rider.

Five-Year Surrender Charge Period:

The schedule for the five-year surrender charge period is as follows:

Length of Time From Premium Payment Number of Years)	With Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)	Without Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)
Less than one	7%	7%
1 – 2	7%	7%
2 – 3	6%	6%
3 – 4	5%	5%
4 – 5	4%	4%
5 – 6	0%	3%
6 – 7	0%	2%
More than 7	0%	0%

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Three-Year Surrender Charge Period

The schedule for the three-year surrender charge period is as follows:

Length of Time From Premium Payment Number of Years)	With Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)	Without Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)
Less than one	7%	7%
1 – 2	7%	7%
2 – 3	6%	6%
3 – 4	0%	5%
4 – 5	0%	4%
5 – 6	0%	3%
6 – 7	0%	2%
More than 7	0%	0%

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 3, 4, 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Zero Year Surrender Charge Period

Length of Time From Premium Payment Number of Years)	With Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)	Without Rider – Surrender Charge Percentage (as a percentage of premium payment withdrawn)
Less than one	0%	7%
1 – 2	0%	7%
2 – 3	0%	6%
3 – 4	0%	5%
4 – 5	0%	4%
5 – 6	0%	3%
6 – 7	0%	2%
More than 7	0%	0%

The “zero year” surrender charge period means there is no surrender charge, even in the first contract year.  You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

Guaranteed Minimum Withdrawal Benefit Rider (GMWB)

If You elect the Guaranteed Minimum Withdrawal Benefit Rider (GMWB), We guarantee that You can withdraw the payment amount each year until the guaranteed amount is depleted regardless of investment performance.  The payment amount is 7% of the initial guaranteed amount. The initial guaranteed amount is equal to the initial premium payment if the rider is elected when the contract is issued, or the accumulation value when the rider is later elected. It is increased equally by subsequent premium payments and reduced by each withdrawal. The guaranteed amount is equal to the maximum payouts that can be received under the GMWB rider. The payment amount will increase with each premium payment by 7% times the premium payment and may be reduced if withdrawals within a year exceed the payment amount.  If the GMWB Rider is elected with the Bonus Credit Rider, the guaranteed amount will reflect the premium bonus.  If the total payment amount is not withdrawn in any contract year, this amount will not carry over for withdrawals in future contract years.  In exchange for this benefit, We will charge You an additional mortality and expense risk charge daily that currently ranges from 0.10% to 1.20%, depending on the asset allocation model You elect.  This charge will be assessed against Your Separate Account accumulation value.  The charges for this rider are listed in the “FEE TABLE” on page 20.

If You choose not to take withdrawals under the GMWB rider, We will not refund the charges collected for this benefit.

Appreciation of your accumulation value due to positive investment performance will not cause an increase in your guaranteed amount  or payment amount.

You should consider the GMWB Rider if you are interested in predictable withdrawals that will guarantee the return of your principal while participating in the market.

You might not want the GMWB rider if:

  You plan on taking withdrawals in excess of the payment amount in any year because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by this rider.
  You are interested in long-term accumulation rather than receiving payments.

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, your accumulation value must be reduced to zero while the guaranteed amount is still positive.

Things to Consider Regarding the Guaranteed Minimum Withdrawal Benefit Rider:

•        You will begin paying an extra daily mortality and risk expense charge as of the date You elect the rider, even if You do not begin taking withdrawals for many years, or ever.  (The rider charge may change over time, but will not exceed the guaranteed maximum rider charge noted in the Fee Table.  The guaranteed maximum rider charge applies only to the initial purchase of the rider and will not apply if You transfer to a new asset allocation model.)  We will not refund the charges You have paid under the rider even if You never choose to take withdrawals and/or if You never receive any payments under the rider.

•        We have designed this rider for You to take withdrawals each contract year that are less than or equal to the payment amount.

•        You should carefully consider when to begin making withdrawals.  There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.

•        Because the benefit under this rider is accessed through regular withdrawals that do not exceed the payment amount, the rider may not be appropriate for You if You do not foresee a need for such withdrawals and Your primary objective is to take maximum advantage of the tax deferral aspect of the contract.

•        This rider is subject to certain investment restrictions.  You must allocate all of You accumulation value to one of the five asset allocation models to elect this rider.  You may not allocate any money to the Fixed Account.  You should determine whether these investment restrictions are suited for Your financial needs and risk tolerance.

•        Cumulative withdrawals in any one contract year that exceed the payment amount may reduce the payment amount and the guaranteed amount on greater than a dollar-for-dollar basis.

•        Upon the death of the owner, this rider terminates and there are no more additional guaranteed withdrawals, unless the spousal continuation option is elected.  Spousal continuation allows a surviving spouse, if named the beneficiary, to continue the contract as the new owner.  Other circumstances, listed on page 50, will also cause the rider to terminate.

Like all withdrawals, withdrawals under this benefit also:

•        reduce Your accumulation value;

•        reduce Your death benefit and other benefits;

•        may be subject to income taxes and federal tax penalties; and

•        may be limited or restricted under certain qualified contracts.

The Company may discontinue offering the GMWB rider at any time.

You may not elect this rider when money is allocated in the Fixed Account.  If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before this rider can be elected.

There are five asset allocation models available to all contract owners on an optional basis.  However, in order to elect this rider at the time of issue or on any contract anniversary thereafter, You must invest 100% of Your accumulation value in one of these five asset allocation models.  You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate.  There is no charge for utilizing the asset allocation models.  The asset allocation models are available to You whether or not You elect the GMWB rider.

If You do not elect this rider when you purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider.  The guaranteed amount will be equal to the accumulation value as of the eligible contract anniversary date.  Any transactions that have occurred between the eligible anniversary date and rider election date could affect the guaranteed amount and payment amount.

If Your IRS minimum distribution amount exceeds Your payment amount under the GMWB rider, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount.  You should consult with and rely upon a tax advisor before purchasing the GMWB rider with a qualified contract.

This rider cannot be elected in combination with the Guaranteed Income 5, Guaranteed Income Select, Higher Education or Estate Planning Rider.  Even if this rider is elected and then terminated, the Guaranteed Income 5 rider is still not available for election.

You must choose from one of the five asset allocation models listed below if you elect the GMWB rider.  You may only invest in one asset allocation model at any given time.  Please keep in mind that no investment strategy assures a profit or protects against a loss in a declining market.  The asset allocation models are intended to minimize investment risk and may therefore potentially reduce investment returns.  If You are seeking a more aggressive investment strategy, the asset allocation models required in connection with the GMWB Rider may not be appropriate for you.  You should consult with Your registered representative to assist You in determining whether these asset allocation models are suited for Your financial needs and risk tolerance.

Asset Allocation Models

Conservative – The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run.  A conservative investor's aversion to short-term losses could compel them to shift into the most conservative investment if the losses occur.  Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value.  Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to attempt to gain more safety of his or her investment.  If You select this asset allocation model, the charge for the GMWB rider is 0.10%.

The Conservative model is made up of the following percentages:

  61% Intermediate Bonds
  13% Cash Equivalents
  6% Large Cap Value
  5% High-Yield Bonds
  5% International Equity
  4% Large Cap Growth
  4% Mid Cap Equity
  2% Hard Assets

Moderate Conservative – Appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio.  This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range.  While this range is still designed to preserve the investor’s capital, fluctuation in value may occur from year to year.  If You select this asset allocation model, the charge for the GMWB rider is 0.20%.

The Moderate Conservative model is made up of the following percentages:

  44% Intermediate Bonds
  8% Cash Equivalents
  11% Large Cap Value
  5% High-Yield Bonds
  11% International Equity
  8% Large Cap Growth

•        7% Mid Cap Equity

•        3% Small Cap Equity

•        3% Hard Assets

Moderate – The moderate investor is willing to accept more risk than the conservative investor is, but is probably not willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate.  A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses.  The safeties of investment and investment return are of equal importance to the moderate investor.  If You select this asset allocation model, the charge for the GMWB rider is 0.40%.

The Moderate model is made up of the following percentages:

  33% Intermediate Bonds
  3% Cash Equivalents
  14% Large Cap Value
  4% High-Yield Bonds
  16% International Equity
  11% Large Cap Growth

•        10% Mid Cap Equity

  5% Small Cap Equity
  4% Hard Assets

Moderate Aggressive – Designed for investors with a high tolerance for risk and a longer time horizon.  This investor has little need for current income and seeks above-average growth from his/her investable assets.  The main objective of this range is capital appreciation, and these investors should be able to tolerate moderate fluctuation in their portfolio values.  If You select this asset allocation model, the charge for the GMWB rider is 0.75%.

The Moderate Aggressive model is made up of the following percentages:

  20% Intermediate Bonds
  18% Large Cap Value
  3% High-Yield Bonds
  21% International Equity
  14% Large Cap Growth

•        13% Mid Cap Equity

  7% Small Cap Equity
  4% Hard Assets

Aggressive - The aggressive portfolio is constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses.  The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher return.  If You select this asset allocation model, the charge for this the GMWB is 1.20%.

The Aggressive model is made up of the following percentages:

  5% Intermediate Bonds
  21% Large Cap Value
  27% International Equity
  17% Large Cap Growth

•        15% Mid Cap Equity

  10% Small Cap Equity
  5% Hard Assets

On each contract anniversary Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation.  If You chose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

Transfers of the accumulation value from one asset allocation model to another asset allocation model will not impact the overall guaranteed amount or payment amount.  However, We may be charging more or less for each asset allocation model at the time You request the transfer.  If You choose to transfer to a different asset allocation model, Your charge will increase or decrease to the amount currently charged for new contracts in effect on the date the transfer is made.  When this transfer is made, Your accumulation value will automatically rebalance to the new model’s asset allocation percentages.  The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider.  It does not apply if You transfer to a new asset allocation model.  You should request a current prospectus which will describe the current charges for each asset allocation model before initiating a request to transfer to a different asset allocation model.

The guaranteed amount is effective if the total amount of partial withdrawals taken in any one contract year do not exceed the payment amount.  Contractually, if total withdrawals during a contract year are less than or equal to the payment amount, then the guaranteed amount will decrease by the amount of the withdrawals.  By current company practice, if total withdrawals during a contract year are less than or equal to the IRS minimum required distribution amount, then the guaranteed amount will decrease by the amount of the withdrawals. If the total partial withdrawals taken in any one contract year do exceed the payment amount, then the payment amount and the guaranteed amount will be recalculated and may be reduced.  Examples showing the effects of a withdrawal on the payment amount are shown in Appendix I on page 122.  The payment amount can never exceed the guaranteed amount.   If the guaranteed amount becomes less than the payment amount, the payment amount will be reset to equal the guaranteed amount.

Anything withdrawn up to the payment amount is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the payment amount, surrender charges will be applied on the withdrawal amount that exceeds the payment amount.

If You exercise the right to examine provision in the contract, You will not receive any portion of the guaranteed amount from the GMWB.

You cannot carry over any portion of total withdrawals that are less than the payment amount that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the GMWB Rider.  If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the GMWB Rider.

If you elect the GMWB Rider on a qualified contract, tax rules may prevent You from taking withdrawals when you otherwise would, or require You to take withdrawals that are more than the payment amount during a contract year.

Please note that adding the GMWB Rider will not automatically cancel any existing systematic withdrawals that You have established.  You should consider whether any existing systematic withdrawals should be adjusted.

If you make withdrawals from Your contract, those withdrawals are made from Your own accumulation value.  We are only required to start using Our own money to make settlement payments to You when and if your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the payment amount) and the guaranteed amount is positive.

You may elect to “step-up” Your benefit after the rider has been inforce for 5 consecutive contract years and every fifth contract anniversary thereafter.  If You elect to “step-up” Your benefit, the guaranteed amount will be the current accumulation value as of the eligible anniversary date.  If the “step-up” option is chosen, the payment amount is recalculated to be the greater of the current payment amount, and 7% times the “stepped-up” guaranteed amount.  You have 30 calendar days after each eligible contract anniversary, to notify Us, via written notice or facsimile, that You have chosen this option.  At the time You elect to “step-up”, We may be charging more or less for this rider.  Regardless of when You purchased Your contract, We will charge You the current charge for new contracts in effect at the time You elect to “step-up” Your guaranteed amount.  Before You decide to “step-up”, You should request a current prospectus, which will describe the current charges for this rider.  We will not accept any request to exercise the “step-up” benefit after the 30th calendar day following any eligible contract anniversary.  You may not exercise the option to “step-up” if Your current guaranteed amount is higher than Your current accumulation value.

If a withdrawal of the payment amount reduces the accumulation value of Your contract to zero, but does not reduce the guaranteed amount to zero, the remaining guaranteed amount will be paid out as an annuity payout option until the guaranteed amount is depleted.  While you are receiving the annuity payout option, You may not make additional premium payments.  When the last payout is made, Your contract will terminate. It is not clear whether payments made after the contract’s accumulation value is zero will be taxed as withdrawals or as annuity payments.  Consult with and rely upon Your tax advisor.  See “FEDERAL TAX STATUS” on page 80 for a general description of the taxation of withdrawals and annuity payments.

This rider will terminate:

  upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option. Spousal continuance allows the surviving owner's spouse, if named the beneficiary, to continue the contact as the new owner;
  if money is transferred outside any of the five asset allocation models designated by Us ;
  if You discontinue the automatic rebalance feature of this rider on any contract anniversary;
  if You exercise the loan provision;
  if You write to Us requesting termination of the rider; or
  if You surrender or annuitize Your contract.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full payment amount that year.  If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date.  If You surrender Your contract in the middle of a contract year the charge will terminate at that time so you will only pay a prorated proportion of the rider charge.  Once this rider has terminated it cannot be elected again at a later date.

The maximum guaranteed amount for this rider is $5,000,000.  The maximum issue ages are 75 for single owners/annuitants and age 80 for joint owners/annuitants.  We may consider exceptions to the maximum issue ages.  Each request for age exceptions will be reviewed on a case-by-case basis.  We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.

For examples on how the Optional Guaranteed Minimum Withdrawal Benefit is calculated please see “Appendix  I” on page 122.

Guaranteed Income 5 Rider

If You elect the Guaranteed Income 5 Rider We guarantee that each contract year You may take withdrawals up to an amount equal to the Guaranteed Payment Amount (GPA) until your Guaranteed Payment Balance (GPB) is depleted, even if Your accumulation value reduces to zero.   This rider also provides for an alternate guarantee during the life of the covered person specified under this rider.  This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the Lifetime Payment Amount (LPA), even if Your accumulation value and GPB reduce to zero.  The LPA is only available after the covered person has reached age 65.

The initial GPB is the initial premium if the Guaranteed Income 5 Rider is elected when you buy the contract; otherwise it is the accumulation value when you elect the rider.  The GPB is increased equally by any subsequent premium payment and reduced by each withdrawal.  The GPB is the total amount available for periodic guaranteed withdrawals and is used solely for the purpose of calculating the  GPA and LPA under the Guaranteed Income 5 Rider (it is not an accumulation value that can be withdrawn in a lump sum or otherwise).

The initial GPA is 5% of the GPB at rider election, and the GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the GPA.  The initial LPA is 5% of the GPB on the later of the contract issue date or the contract anniversary following the day the covered person has reached age 65.  The LPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.

You might not want the Guaranteed Income 5 Rider if:

  You plan on taking withdrawals in excess of the GPA or LPA because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this rider.
  You are interested in long-term accumulation rather than receiving payments.

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, your accumulation value must be reduced to zero and the death benefit must not have been paid.

Things to Consider Regarding the Guaranteed Income 5 Rider:

•        You will begin paying an extra daily mortality and risk expense charge as of the date You elect the rider, even if You do not begin taking withdrawals for many years, or ever.  The charge shown on Your contract when the rider is elected is guaranteed for life, unless You elect to “step-up” you GPB.  We will not refund the charges You have paid under the rider even if You never choose to take withdrawals and/or if You never receive any payments under the rider.

•        We have designed this rider for You to take withdrawals each contract year that are less than or equal to the GPA or LPA.

•        You should carefully consider when to begin making withdrawals.  There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.

•        Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the GPA or LPA, the rider may not be appropriate for You if You do not foresee a need for such withdrawals and Your primary objective is to take maximum advantage of the tax deferral aspect of the contract.

•        This rider may in the future be subject to certain investment restrictions.  There are currently no investment restrictions in place.

•        Cumulative withdrawals in any contract year that exceed the GPA may reduce the GPA and the GPB on greater than a dollar-for-dollar basis.  Similarly, cumulative withdrawals in any contract year that exceed the LPA may reduce the LPA on greater than a dollar-for-dollar basis.

•        Upon the death of the annuitant or an owner, this rider terminates and there are no more additional guaranteed withdrawals, unless the spousal continuation option is elected.  Spousal continuation allows a surviving spouse, if named the owner’s primary beneficiary, to continue receiving the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse.

Like all withdrawals, withdrawals under this benefit also:

•        reduce Your accumulation value;

•        reduce Your death benefit and other benefits;

•        may be subject to income taxes and federal tax penalties; and

•        may be limited or restricted under certain qualified contracts.

The Company may discontinue offering the Guaranteed Income 5 Rider at any time.

Anything withdrawn up to the GPA or Lifetime Payment Amount (LPA) is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the GPA. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the GPA, surrender charges will be applied on the withdrawal amount that exceeds the GPA.

This rider also provides for an alternate guarantee during the life of the covered person specified under this rider.  This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the LPA, even if Your accumulation value and GPB reduce to zero.  The LPA is only available after the covered person has reached age 65. Both the GPA and LPA may increase with each premium payment and may be reduced if withdrawals within a contract year exceed either the GPA or LPA. The initial LPA is 5% of the GPB on the later of the contract issue date or the contract anniversary following the day the covered person under the Guaranteed Income 5 Rider has reached age 65.

In order to maximize Your potential to make withdrawals for the lifetime of the covered person up to the LPA, you must limit your withdrawals to amounts equal to or less than the LPA each contract year.

The GPA, LPA and GPB can increase by a bonus amount for the first ten years after election of the rider or after the rider is stepped-up.  For each contract year in which no withdrawals are taken, a 5% bonus credit will be added to the GPB and could adjust the GPA and LPA.  If total withdrawals in any of the first ten contract years exceed the GPA,  the bonus credit provision will be terminated and no future bonus credits will be received.  Withdrawals taken for the purpose of paying registered investment adviser fees will result in no bonus credit for that contract year.

(Note: The bonus provision in the Guaranteed Income 5 Rider is not the same as the premium bonus credited under the Bonus Credit Rider.)

This rider can be elected at issue or on any contract anniversary.

In exchange for this benefit, We will deduct an extra daily mortality and risk expense charge at an annual rate of 0.75%.  The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to “step-up” Your GPB.  This charge is assessed against Your Separate Account accumulation value.  If You choose not to take withdrawals under the Guaranteed Income 5 Rider, We will not refund the charges collected for this benefit.

Step-Up Provisions:

You have the option to “step-up” the GPB annually on each contract anniversary.  However, You cannot “step-up” the GPB after the earlier of the covered persons age 80 or the 30th contract anniversary after this rider is elected. This allows You to increase the GPB to equal the current accumulation value as of the contract anniversary date.  You have 30 calendar days after each contract anniversary, to notify Us, via written notice or facsimile, that You have chosen this option. We will not accept any request to exercise the “step-up” benefit after the 30th calendar day following any contract anniversary.  You may not exercise the option to “step-up” if Your current GPB is higher than Your current accumulation value.  The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider.  It does not apply if You elect to “step-up” the GPB.  At the time You elect to “step-up,” We may be charging more or less for this rider.  Regardless of when You purchased the rider, We will charge You the current charge at the time You notify Us to “step-up” Your GPB.  On the day that You notify Us of your election to step-up, Your new rider charge will be determined and We will begin charging You the new rider charge. Before You decide to “step-up,” You should request a current prospectus which will describe the current charge for this benefit.

Upon a Step-Up of the GPB, the GPA will equal the greater of:

(a)    the current GPA before the Step-Up of the GPB; or

(b)   5% multiplied by the GPB immediately after the Step-Up.

Upon a Step-Up of the GPB, the LPA will equal the greater of:

(a)    the current LPA before the Step-Up of the GPB; or

(b)   5% multiplied by the GPB immediately after the Step-Up.

Withdrawal Provisions:

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPB will decrease by the amount of the withdrawals.  By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPB will decrease by the amount of the withdrawals. This practice is not guaranteed.  However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If total withdrawals during a contract year exceed the GPA or, by company practice, the required minimum distribution amount, then the GPB will be automatically reset to equal the lesser of:

(a)    the contract’s accumulation value after the withdrawal; or

(b)   the GPB prior to the withdrawal minus the amount of the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPA does not change as a result of the withdrawals. This practice is not guaranteed.  However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the GPA or, by company practice, the required minimum distribution amount, then the GPA will become the lesser of:

(a)    the GPA prior to the withdrawal; or

(b)   5% multiplied by the greater of:

1)   the contract accumulation value immediately after the withdrawal; or

2)   the GPB immediately after the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the LPA, then the LPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the LPA does not change as a result of the withdrawal. This practice is not guaranteed.  However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the LPA or, by company practice, the required minimum distribution amount, then the LPA will become the lesser of:

(a)    the LPA prior to the withdrawal; or

(b)   5% multiplied by the greater of:

1)   the contract accumulation value immediately after the withdrawal; or

2)   the GPB immediately after the withdrawal.

You cannot carry over any portion of total withdrawals that are less than the GPA or LPA that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the Guaranteed Income 5 Rider.  If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the Guaranteed Income 5 Rider.

If you elect the Guaranteed Income 5 Rider on a qualified contract, tax rules may prevent You from taking withdrawals when you otherwise would, or require You to take withdrawals that are more than the GPA and LPA during a contract year.

Please note that adding the Guaranteed Income 5 Rider will not automatically cancel any existing systematic withdrawals that You have established.  Since withdrawals that are more than the GPA and LPA may significantly reduce or even eliminate your ability to make LPA withdrawals under the rider, You should consider whether any existing systematic withdrawals should be adjusted.

If you make withdrawals from Your contract, those withdrawals are made from Your own accumulation value.  We are only required to start using Our own money to make settlement payments to You when and if your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the GPA and LPA).

Premium Payment Provisions:

Each time an additional premium is received, the GPA will equal the greater of:

(a)    the current GPA before the premium; or

(b)   the lesser of:

1)   5% multiplied by the GPB after the premium; or

2)      the current GPA before the premium plus the premium payment multiplied by 5%.

Each time an additional premium is received, the LPA will equal the greater of:

(a)  the current LPA before the premium; or

(b)   the lesser of:

1)   5% multiplied by the GPB after the premium; or

2)   the current LPA before the premium plus the premium payment multiplied by 5%.

Bonus Provisions:

Applies to the first 10 contract years after election of the Guaranteed Income 5 Rider or for 10 contract years after the rider is stepped up. At the end of each contract year in which a withdrawal was not taken, the GPB amount is increased by an amount equal to 5% of the original GPB or the last stepped-up GPB.  Withdrawals taken for the purpose of paying registered investment adviser fees will result in no bonus credit for that contract year.

Upon the GPB being increased by a bonus credit, the GPA will equal the greater of:

(a)    the current GPA before the bonus credit; or

(b)   5% multiplied by the GPB immediately after the bonus credit.

Upon the GPB being increased by a bonus credit, the LPA will equal the greater of:

(a)    the current LPA before the bonus credit; or

(b)   5% multiplied by the GPB immediately after the bonus credit.

(Note, the bonus provision in the Guaranteed Income 5 Rider is not the same as the premium bonus credited under the Bonus Credit Rider.) A bonus credit applied under the Guaranteed Income 5 Rider increases Your GPB, but it is not available in cash and has no effect on Your accumulation value.

Spousal Continuance Provision:

If the surviving spouse of the Owner or an Annuitant is the covered person and the beneficiary, the surviving spouse can continue to take the GPA amount until the GPB is depleted or the surviving spouse dies, whichever occurs first, or the surviving spouse can take LPA withdrawals, if available, until the surviving spouse dies.

If the surviving spouse is not the covered person, but is the beneficiary, the surviving spouse can continue to receive the GPA amount until the GPB is depleted or the surviving spouse dies, whichever occurs first and the LPA will be set to zero.  However, by current company practice, the LPA will be available to the surviving spouse but will be recalculated.  The LPA will be equal to 5% of the GPB at the later of:

a)      The contract anniversary following the day we receive notification of the death of the covered person; or;

b)      The contract anniversary following the day the surviving spouse has reached age 65.

The surviving spouse can take LPA withdrawals until the surviving spouse dies.

This practice is not guaranteed.  However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that you will receive this company practice for the life of the rider.

Settlement Phase:

When Your Accumulation Value becomes zero and this Rider is still in effect, the Rider will enter its Settlement Phase.  The Contract will continue but all other rights and benefits under the Contract, including death benefits, will terminate, additional premiums will not be accepted, and the Rider Cost will not be deducted.

During the Rider’s Settlement Phase, each Contract Year until the GPB is depleted, settlement payments that total an amount no greater than the GPA will automatically be paid to You.  If the settlement payments exceed the LPA, the LPA may be reset.  If the Covered Person dies and the GPB is greater than zero at the time We are notified of the death, the LPA will be set equal to zero and any remaining settlement payments not to exceed the GPA will be paid to the Beneficiary each Contract Year until the GPB is depleted.

If during the settlement phase the GPB equals zero and the LPA is greater than zero, You will automatically receive settlement payments each Contract Year equal to the LPA during the life of the Covered Person.  Upon death of the Covered Person, the settlement payments will cease and this Rider terminates.

See “APPENDIX II” on page 124 for examples of how the Guaranteed Income 5 works.

We reserve the right to restrict investment divisions at any time that the Guaranteed Income 5 Rider is in effect. If an investment division is restricted, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment division that is subsequently restricted will be unaffected by such restrictions. There are no current investment division restrictions.  We guarantee that if Your contract is issued when there are no restrictions, no restrictions is guaranteed for the life of Your contract.

Under the Guaranteed Income 5 Rider, We also reserve the right to limit the actual percentages allocated to certain investment divisions, to require that certain investment divisions be chosen in conjunction with other investment divisions, to limit transfers between existing investment divisions and/or to require periodic rebalancing of existing investment divisions to the required percentages (collectively, “allocation requirements). There are no current allocation requirements.  We guarantee that if Your contract is issued when there are no allocation requirements, no allocations requirements are guaranteed for the life of Your contract.

If You do not elect this rider when You purchase the contract, You have 30-days after any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider.  The GPB will be equal to the accumulation value as of the contract anniversary date.  Any transactions that have occurred between the contract anniversary date and rider election date could affect the GPB, GPA and LPA.

If Your IRS minimum distribution amount exceeds Your payment amount under the Guaranteed Income 5 Rider feature, You will be required to withdraw more than the Guaranteed Income 5 Rider payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your GPB (except as may be permitted under current practice). You should consult with and rely on Your own tax advisor before purchasing the Guaranteed Income 5 Rider with a qualified contract.

If You exercise the right to examine provision in the contract, You will not receive any benefit from the Guaranteed Income 5 Rider.

It is not clear (i) how gain is computed when a partial surrender is made and the GPB, GPA or LPA is greater than your accumulation value or (ii) whether payments made after the contract’s accumulation value is zero will be taxed as partial surrenders or as annuity payments. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year.  The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Guaranteed Income 5 Rider itself. Consult with and rely upon Your own tax advisor prior to purchasing this rider.  See "FEDERAL TAX STATUS" on page 80 for a general description of the taxation of withdrawals and annuity payments.

On the maturity date, You can choose between two options:

1)      annuitize the base contract

2)      continue the Guaranteed Income 5  rider

If You elect to annuitize the base contract, the rider will terminate.  If You elect to continue the Guaranteed Income 5 rider, the base contract will terminate and the rider will enter a payout phase where the LPA or GPA will continue to be paid out. The GPA will be paid out until the GPB is depleted or if the LPA is greater than zero, the LPA will be paid out for the life of the covered person.

This rider will terminate:

  upon death of the annuitant  or an owner unless the contract is continued under a spousal continuation option.  Spousal continuation allows the surviving spouse, if named the owner’s beneficiary, to continue receiving the GPA amount until the GPB is depleted or the surviving spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the surviving spouse (See Spousal Continuance Provision).
  if You write to Us requesting termination of the rider; or
  if You surrender or annuitize Your contract.

If you are alive on the maturity date, but your accumulation value was not reduced to zero, neither You nor your estate will receive any settlement payments under the rider.

We have designed the Guaranteed Income 5 Plus Rider to guarantee the return of your investment and/or protect You from outliving your assets.  If You terminate the rider or You die before Your accumulation value is reduced to zero, neither You nor Your estate will receive any settlement payments, nor will the Guaranteed Income 5 Rider provide any cash value build-up to provide annuity payments.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full GPA or LPA that year.  If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date.  If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated proportion of the rider charge.  Once this rider has terminated it cannot be elected again at a later date.

The maximum GPB for this rider is $5,000,000.  The maximum issue ages are 75 for single annuitants or owners and age 80 for joint annuitants or owners.  We may consider exceptions to the maximum issue ages.  Each request for age exceptions will be reviewed on a case-by-case basis.  We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.

The Guaranteed Income 5 rider may not be elected in combination with the Guaranteed Income Select Rider, Higher Education Rider, GMWB Rider, Bonus Credit Rider or the Estate Planning Rider, or if any money is allocated to the Fixed Account.  Even if this rider is elected and then terminated, the GMWB rider is still not available for election

Guaranteed Income Select Rider

If You elect the Guaranteed Income Select Rider, We guarantee that, after the rider has been inforce for at least 10 years, We will pay You a guaranteed minimum income benefit (GMIB) if You elect to annuitize Your contract, and, on the 10th contract anniversary after the rider has been inforce, Your accumulation value will be increased to equal the guaranteed minimum accumulation benefit (GMAB), if it is higher than Your accumulation value.   You should consider the Guaranteed Income Select Rider if you are interested in guaranteeing your principal with the potential to build Your assets while participating in the market.

You might not want to consider the Guaranteed Income Select Rider if You are interested in receiving payments during the first ten years (or if you plan to take required minimum distributions from Your contract during the first ten years) that the rider is in effect.  Partial surrenders may reduce GMIB accumulated value by more than the withdrawal amount.

This rider can be elected at the time of issue or on any contract anniversary after issue for an additional charge. The rider must be inforce for a minimum of 10 years before any benefit is available.

The current charge for this rider is 0.85% of accumulation value per year. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

On the 10th contract anniversary after this rider has been inforce (and only on this date), Your contract’s accumulation value will be increased to the GMAB if Your contract’s accumulation value is less than the GMAB on that date.

If the rider is elected at issue, the initial GMAB will equal the initial premium payment.  If this rider is elected along with the Bonus Credit Rider at the time of issue, the GMAB will reflect the premium bonus credited to Your contract.  If the GMAB is elected at a later date, the initial GMAB is equal to the current accumulation value.

Things to Consider Regarding the Guaranteed Income Select Rider:

•        You will begin paying a rider charge as of the date You elect the rider.  The charge shown on Your contract when the rider is elected is guaranteed for the life of Your contract.

•        We have designed this rider to serve as a safety net only in the event that your accumulation value significantly declines due to negative investment performance.  Depending on the performance of Your investment divisions, purchasing this rider may not result in having a higher accumulation value or larger annuity payments.

•        Total partial surrenders in any contract year that exceed the 5% reduction level may reduce the GMAB benefit on greater than a dollar-for-dollar basis.

•        This rider may be subject to restrictions on investment in certain investment divisions.  There are currently no investment division restrictions in place.

•        Once elected, this rider cannot be terminated.  The rider will only terminate upon the death of the annuitant or an Owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner’s spouse, if named the beneficiary, to continue the contract as the new owner); or if You surrender Your contract.

Like all partial surrenders, partial surrenders under this benefit also:

•        reduce Your accumulation value;

•        reduce Your death benefit and other benefits;

•        may be subject to income taxes and federal tax penalties; and

•        may be limited or restricted under certain qualified contracts.

The GMAB on the 10th contract anniversary after this rider has been inforce will equal:

1.      Initial GMAB; plus

2.      Subsequent premium payments received after rider election, if any; minus

3.      Adjustments for partial surrenders after rider election, if any.

The GMAB adjustment for partial surrenders is a dollar for dollar reduction in the GMAB each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract’s last anniversary.  If the total partial surrenders in any one-contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMAB benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken.  The final GMAB will be reduced by any outstanding loans.

If You must take IRS minimum required distributions before the rider has been inforce for ten years, Your GMAB amount will be reduced.  Consult with and rely on Your own tax advisor if You are considering purchasing this rider with a qualified contract.

If the rider is elected at issue, the initial GMIB accumulated value will equal the initial premium payment.  If this rider is elected along with the Bonus Credit Rider at the time of issue, the GMIB accumulated value will reflect the premium bonus credited to Your contract.  If the GMIB is elected at a later date, the initial GMIB accumulated value is equal to the current Accumulation Value.

If You elect to annuitize Your contract anytime after the 10 year waiting period then, except with respect to certain investment divisions as noted below, the GMIB accumulated value will equal the greater of:

(a) the GMIB Roll-Up Benefit; or

(b) the GMIB Annual Step-up Benefit.

GMIB roll-up benefit means the initial GMIB accumulated value (including any premium bonus credit) at the time this rider is issued compounded at a rate of 5% annually until the contract anniversary after the earlier of the owner or annuitant’s 85th birthday.  The GMIB roll-up benefit is increased each time a premium payment is received after the date the rider is issued and is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract’s last anniversary.  If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB roll-up benefit by the same proportion that the partial surrender amount above that level reduced the accumulation value at the time of the partial surrender.

Certain investment divisions within the Separate Account will have a 0% rate for determining the GMIB roll-up benefit (this means, in effect, that these investment divisions do not have a GMIB Roll-Up Benefit.)  If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if no money were allocated in these investment divisions.  The money allocated in these investment divisions will earn a 0% roll-up rate, whereas the money in the remaining investment divisions will earn a 5% roll-up rate. There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if the money were in other investment divisions.  The investment divisions with the 0% rate are:

•        Fidelity VIP Money Market Portfolio

•        Rydex VT U.S. Government Money Market Fund

•        Fixed Account

The GMIB annual step-up benefit equals the initial GMIB accumulated value at the time this rider is elected.  The GMIB annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the earlier of the owner’s or annuitant’s 85th birthday.  The annual step-up benefit on each contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary.  The current annual step-up benefit is the previous contract anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will be recalculated.  Any subsequent premium payments received following election of this rider will immediately increase the annual step-up benefit by the amount of the subsequent premium payment including any premium bonus, if applicable.   Any partial surrender will immediately decrease the annual step-up benefit.   The annual step-up benefit is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract’s last anniversary.  If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above that level will reduce the GMIB step-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken.  The partial surrender decrease on the annual step-up benefit could be more or less than the dollar amount withdrawn.

We reserve the right to restrict investment divisions at any time when this rider is elected. If an investment division is restricted and the Guaranteed Income Select rider has been elected, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction.  Any amounts previously allocated to an investment division that is subsequently restricted will be unaffected by such restriction.  There are currently no restricted investment divisions. We guarantee that if Your contract is issued when there are no restrictions, no restrictions are guaranteed for the life of Your contract.

When this rider is selected, We also reserve the right to limit the actual percentages allocated to certain investment divisions, to require that certain investment divisions be chosen in conjunction with other investment divisions, to limit transfers between existing investment divisions and/or to require period rebalancing of existing variable investment divisions to the required percentages (collectively, “allocation requirements”). There are no current allocation requirements.  We guarantee that if Your contract is issued when there are no allocation requirements, no allocation requirements are guaranteed for the life of Your contract.

The GMIB accumulated value is only used to determine the GMIB income payment upon annuitization of Your contract under the terms of this rider and is not an accumulation value that can be withdrawn as a full or partial surrender. After the 10-year waiting period and upon annuitization, the GMIB income payment amount will be the greater of:

•        the income payment available to You under the base contract without the GMIB, or;

•        the GMIB accumulated value multiplied by the GMIB income factor and then dividing by 1,000.

The GMIB income factor equals the base contract’s payout factors used in the contract form under “Settlement Options” with an 8-year age set-back.  An age set-back results in lower payments than without an age set-back and the difference could be substantial.

The income payout options (both fixed and variable) available to You under this rider are:

•        Income for life only (single life or joint life with full survivorship); or

•        Income for life with 10 year certain (single life only).

Once elected, this rider cannot be terminated.  This rider will only terminate:

•        on upon the death of the annuitant or an owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner’s spouse, if named the beneficiary, to continue the contract as the new owner);

•        if You surrender Your contract;

•        Upon full or partial annuitization under this rider or the base contract provisions; or

•        The date the contract terminates.

The maximum issue age for this rider is 75. The maximum annuitization age for this rider is 85.

You should note that the Guaranteed Income Select rider is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance.  Depending on the performance of Your investment divisions, purchase of the Guaranteed Income Select rider may not result in You receiving larger annuity payments or having a higher accumulation value than if You had not purchased the Guaranteed Income Select rider.

The Guaranteed Income Select Rider may not be elected in combination with the Guaranteed Income 5 Rider, Guaranteed Minimum Withdrawal Benefit Rider or the Higher Education Rider.

See “APPENDIX III” on page 127 for examples of how the Guaranteed Income Select rider works.

Mutually Exclusive Riders

As indicated above, some of the riders are mutually exclusive and cannot be selected with certain of the other riders.  The following chart sets out which rider(s) You may not select if You select one of the mutually exclusive riders:

Rider:	Incompatible Riders:
Bonus Credit	Guaranteed Income 5 Surrender Charge
Higher Education	Guaranteed Minimum Withdrawal Benefit Guaranteed Income 5 Guaranteed Income Select Surrender Charge
Estate Planning	Guaranteed Minimum Withdrawal Benefit Guaranteed Income 5
Surrender Charge	Bonus Credit Higher Education
Guaranteed Minimum Withdrawal Benefit	Estate Planning Higher Education Guaranteed Income 5 Guaranteed Income Select
Guaranteed Income 5	Bonus Credit Estate Planning Guaranteed Minimum Withdrawal Benefit Higher Education Guaranteed Income Select
Guaranteed Income Select	Guaranteed Minimum Withdrawal Benefit Higher Education Guaranteed Income 5
Guaranteed Minimum Death Benefit	None

Death Benefit

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant’s or an owner’s death, an election of how the death   benefit is to be paid, and any other documents or forms required.

If the annuitant, who is not an owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant’s death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner).  For joint owners the death benefit is paid upon the first death.  The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant’s or owner’s death.  Other rules relating to distributions at death apply to qualified contracts.

If joint annuitants or joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.  In the event of simultaneous death of the annuitant and an owner, the owner is presumed to have died first, and the owner’s beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:

(a)    the accumulation value, less any outstanding loan and loan interest, when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

(b)   100% of the total net premium  payments made to Your contract, less any outstanding loan and loan interest; or

(c)    the guaranteed minimum death benefit, if elected. See “Guaranteed Minimum Death Benefit (GMDB)” on page 54.

If the annuitant or an owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as annuitant  and an owner can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming annuitants, owners and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds.

Payment of Death Benefits and Lump Sum Payments

In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing draft account, called the "Midland Access Account," for the beneficiary, in the amount of the death benefit proceeds.  We will send the beneficiary a draft account book and the beneficiary will have access to the account simply by writing a draft for all or any part of the amount of the death benefit.  We do not guarantee to credit a minimum interest rate on amounts left in the Midland Access Account. Any interest paid on amounts in the Midland Access Account are currently taxable to the beneficiary.

The Midland Access Account is a draft account and is part of Our General Account.  It is not a bank account or a checking account and it is not insured by the FDIC or any government agency.  As part of Our General Account, it is subject to the claims of Our creditors.  We receive a benefit from all amounts left in the Midland Access Account.

When a death benefit is paid on the death of the annuitant  and a payment option is selected within 60 days after the annuitant ’s death, the payment option must be an annuity for the life of the payee  or for a period extending no longer than the payee ’s life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee  or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

CHARGES, FEES AND DEDUCTIONS

Surrender Charges on Surrenders

We may deduct a surrender charge from any full or partial surrender of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount.  This charge partially reimburses Us for the selling and distributing costs of this contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risk charges (described below).  For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions).  There is no surrender charge on the investment income (if any) withdrawn.

The length of time between each premium payment and surrender determines the amount of the surrender charge applied to that respective premium payment.  Premium payments are considered withdrawn in the order that they were received.

The charge is a percentage of the premiums withdrawn and equals:

Length of Time from Premium Payment (number of years)	Surrender Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8+	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the Free Look right;

            (c)        surrender of the free surrender amount.

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium  amount.  The surrender charge may be partially waived pursuant to the Charitable Remainder Trust Endorsement.  This waiver is subject to certain conditions as detailed in the contract and to approval of state insurance authorities.

Under Midland National’s current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge.  We reserve the right to change this practice in the future.   Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks at an effective annual rate to 0.95% of the accumulation values in the Separate Account.  If You have selected a variable annuity option, We will continue to assess this charge after the maturity date.  The investment division’s accumulation unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the contract and may not be increased.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract.  This assures You that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

Annual Maintenance Fee

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date.  We reserve the right to increase this charge, however, it will not exceed $60 per contract year.  We waive this charge if Your net premium  is $50,000 or more on the contract anniversary.  Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans.  This charge is for Our record keeping and other expenses incurred in maintaining the contracts.  At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account.  If the contract is surrendered during a contract year and the net premium  is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time.  We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses.  The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

Optional Rider Charges

We deduct an extra charge on a daily basis for each optional rider that You select, as a percentage of the accumulation value in the Separate Account.

•        Bonus Credit Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.60% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.70% against Your Separate Account accumulation value.

•        Minimum Premium Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.25% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value.

•        Guaranteed Minimum Death Benefit Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.75% against Your Separate Account accumulation value.

•        Charitable Remainder Trust Rider Charge: We do not assess a charge for this rider.

•        Higher Education Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.95% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 4.00% against Your Separate Account accumulation value.

•        Estate Planning Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.35% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.75% against Your Separate Account accumulation value.

•        Five-Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.25% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.45% against Your Separate Account accumulation value.

•        Three-Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.35% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.55% against Your Separate Account accumulation value.

•        Zero Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.70% against Your Separate Account accumulation value.

•        Guaranteed Minimum Withdrawal Benefit Rider (GMWB) Charge: We deduct an extra charge on a daily basis if You select the optional GMWB, as a percentage, currently at an annual rate that ranges from 0.10% to 1.20% of the value in the Separate Account depending on the asset allocation model selected. The specific percentages are in the “FEE TABLE” on page 20.

•        Guaranteed Income 5 Rider Charge: We deduct an extra charge on a daily basis if You select the Guaranteed Income 5 Rider, as a percentage, currently at an annual rate of 0.75% of the value in the Separate Account.

•        Guaranteed Income Select Rider Charge: We deduct an extra charge on a daily basis if You select the Guaranteed Income Select Rider, as a percentage, currently at an annual rate of 0.85% of the accumulation value in the Separate Account.  We reserve the right to charge a maximum annual rate of 1.00% of the accumulation value in the Separate Account.

Transfer Charge

Currently, We do not charge You for making transfers of accumulation value among investment divisions.  We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year. For example, if We experienced an unexpectedly large number of transfers resulting in higher than anticipated administrative costs, We would impose this fee.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made.  All transfers included in one transfer request count as only one transfer for purposes of any fee.  For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.

Loan Charge (TSA Contracts Only)

Loan interest is charged in arrears on any outstanding loan.  Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the annuitant  or an owner) and will bear interest at the same rate of the loan.  We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

Charges In The Funds

The funds charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary. The funds may also impose redemption fees, which We would deduct from Your accumulation value.  See the funds’ prospectuses for more information.

Premium Taxes

Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity.  Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%.  This range is subject to change.  The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  You should consult Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

If Your contract contains a guaranteed withdrawal benefit rider, such as the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider, the application of certain tax rules, particularly those rules relating to distributions from Your contract, are not entirely clear.  In view of this uncertainty, You should consult with and rely upon a tax advisor before purchasing a guaranteed withdrawal benefit rider.

Qualified and Nonqualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•        Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

•        Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

•        Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations.  However, these payments may be subject to FICA (Social Security) taxes.  A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.  Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

1.      elective contributions made in years beginning after December 31, 1988;

2.      earning on those contributions; and

3.      earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 ½, disability, severance from employment, or hardship.  In addition, income attributable to elective contributions may not be distributed in the case of hardship. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments you request until all information required under the tax law has been received.  By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

•        Under Code Section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.

•        Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the net premium  payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan.  Because the death benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the contract in connection with such plans should consult their tax advisor.  The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  Distributions before age 59 ½ may be subject to a 10% penalty tax.  Also, distributions from qualified contracts are generally subject to withholding. Taxable “Eligible rollover distributions” from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%.  An eligible rollover distribution is any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions.

The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions (these rules are generally suspended for 2009).  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.  If Your minimum required distribution amount exceeds Your payment amount under the GMWB feature, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount (except as otherwise permitted by Us). You should consult with and rely upon Your tax advisor before purchasing the GMWB rider with a qualified contract.

Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

Loans

Loans are available only if the contract if used in a Section 403(b) qualified plan.  However, if You have elected the optional Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider, the rider will terminate if You request a loan under this contract. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request from a 403(b) contract comply with applicable tax requirements before we process your request. If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty.  IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs.  A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant’s vested ownership in the 403(b) plan.  The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months.  In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor’s regulations contain requirements for plan loans relating to their availability, amount and other matters.  These requirements require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, bear a reasonable rate of interest be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.  Failure to comply with these requirements may result in penalties under the Code and ERISA.  You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans.  You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant  or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders – Nonqualified Contracts

If You purchase the contract as an individual and not under an individual retirement annuity or other qualified retirement plan, Your contract is referred to as a nonqualified contract.

If You make a partial surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments.  When You make a partial surrender You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums).  The bonus credit (if any) will generally be considered gain.  The method for computing gain where a Guaranteed Income Select or Guaranteed Income 5 Rider is added to your contract is unclear.  Accordingly, you should consult a tax adviser before adding either of these riders. Different rules apply for annuity payments.  See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, this includes any amount:

•        paid on or after the taxpayer reaches age 59½;

•        paid after an owner dies;

•        paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•        paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•        paid under an immediate maturity; or

•        which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above.  You should consult your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from qualified and nonqualified contracts are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

•        Fixed payments – by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

•        Variable payments – by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments.  This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option.  We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after annuitization , annuity payments stop because an annuitant  has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income.   Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.)   Please consult a tax advisor for more information.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons.  Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence.  Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant  or an owner . Generally, such amounts should be includable in the income of the recipient:

•        if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•        if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a contract, the designation of an annuitant  or payee  or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant , may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the contract.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Generation- Skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner.  Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010.  Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form.  Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis.  The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.

Separate Account Charges

It is possible that the Internal Revenue Service   may take a position that fees for certain optional benefits are deemed to be taxable distributions to You.  Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected.  The earliest possible maturity date under the contract is the 7th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes).  However, by current company practice, We allow annuitization for the full accumulation value (less any premium taxes) after one contract year if a life option is chosen, and after five contract years if at least a five-year certain option is elected.  This is not guaranteed.  The maximum maturity date is the contract anniversary immediately following the annuitant ’s 100th birthday.  You may change the maturity date by sending written notice to Our Principal Office.  We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.      take the accumulation value in one lump sum, or

2.      convert the accumulation value into an annuity payable to the annuitant  under one of the payment options as described below.

Electing An Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option.  Unless You choose otherwise, on the maturity date Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed annuity payment option and the surrender value from the Separate Account will be applied to a 10 year certain and life variable annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.  Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50.  We reserve the right to change the payment frequency so that payments are at least $50.

The payee’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number.  For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve more than one of the payment options, or a payee  who is not a natural person (for example, a corporation), or a payee  who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes:

•        rules on the minimum amount We will pay under an option;

•        minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•        the naming of people who are entitled to receive payment and their beneficiaries ; and

•        the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If Your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment division.  The surrender value as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 3.00% a year.  We may also credit interest under the fixed payment options at a rate that is above the 3.00% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date.  Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate.  This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate.  If the actual investment experience exceeds the assumed investment rate, then the payment will increase.  Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee’s age and sex (where permissible).  The amount of the first payment will then be used to determine the number of annuity units for each investment division.  The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10.  Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 0.95% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate.  The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options

The following three payout options are available:

1.      Income for Specified Period: We pay installments for a specified period.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, up to 20 years. This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract.

2.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

(a)    Life Annuity: We will pay monthly income for life.  With a life annuity payment option, payments will only be made as long as the payee is alive.  Therefore, if the payee dies after the first payment, then only one payment will be made.

(b)   Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee  is living thereafter.

3.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant  must be at least 50 years old and the beneficiary/payee  must be at least 45 years old, at the time of the first monthly payment.

Transfers after Annuitization for Variable Payment Options

After the maturity date, only two transfers per contract year may be made among the investment divisions.  Completed transfer requests received at Our Principal Office in good order before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange.  If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.  The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply.  Transfers after the annuity payments have started will be based on the annuity unit values.  There will be no transfer charge for this transfer.  No transfers are allowed to or from the Fixed Account.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4601 Westown Parkway, Suite 300

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our General Account to our contract owners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to our contract owners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective contract owners to read and understand our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Our General Account

Our general account consists of all of Our investment assets that are not allocated to separate accounts.  The general account supports all of Our insurance obligations that are not supported by a Separate Account including Our obligations to pay the benefits under this contract offered by the optional riders.  All contract guarantees, including the optional rider benefits, are backed by the claims-paying ability of Midland National Life Insurance Company. You do not have any interest in Our general account.

Fund Voting Rights

We invest the assets of Our Separate Account investment divisions in shares of the funds’ portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•        to elect the funds’ Board of Directors,

•        to ratify the selection of independent auditors for the funds,

•        on any other matters described in the funds’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•        in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We currently intend to vote any fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested.  We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the fund’s Board for the shareholders meeting.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the fund’s adviser or the investment contracts of its portfolios.

Voting Privileges of Participants In Other Companies

Other insurance companies own shares in the funds  to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each fund’s Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners.  If We ever believe that any of the funds’ portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

Shortly after the end of each calendar year, We will send a report that shows

•        Your accumulation value, and

•        Any transactions involving Your accumulation value that occurred during the year.  Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the funds.

Contract Periods, Anniversaries

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract’s information page.  Each contract month begins on the same day in each month.  The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries.  If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

Dividends

We do not pay any dividends on the contract described in this prospectus.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners.  The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment.  Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated).  Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges.  The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time.  If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return.  Because average annual total returns tend to smooth out variations in an investment division’s returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield.  These measures reflect the income generated by an investment in the investment divisions over a specified period of time.  This income is annualized and shown as a percentage.  Yields do to not take into account capital gains or losses or the surrender charge or rider charges.  The standard quotations of yield reflect the annual maintenance fee.

The money market investment division may advertise its current and effective yield.  Current yield reflects the income generated by an investment in the investment division over a 7-day period.  Effective yield is calculated in similar manner except that income earned is assumed to be reinvested.  Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may disclose average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations.  We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses.  We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

(a)    permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)   assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

Your Beneficiary

You name Your beneficiary in Your contract application.  The beneficiary is entitled to the death benefit of the contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change a revocable beneficiary during the  annuitant ’s and owner’s lifetime.  We must receive written notice informing Us of the change.  Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the annuitant or an owner dies, then We will pay the death benefit to the owner’s estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice.  If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

Assigning Your Contract

You may assign Your rights in a non-qualified contract.  You must send a copy of the assignment to Our Principal Office.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

When We Pay Proceeds From This Contract

We will generally pay any death benefits, loans, withdrawals, or surrenders within seven days after receiving the required form(s) at Our Principal Office. The death benefit is determined as of the date We receive proof of death, an election of a settlement option, and any other required forms or documentation.  If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

1)      We cannot determine the amount of the payment because:

a)      the New York Stock Exchange is closed,

b)      trading in securities has been restricted by the SEC, or

c)      the SEC has declared that an emergency exists,

2)      The SEC by order permits Us to delay payment to protect Our owners, or

3)      Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a contract owner’s account.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making annuity payments.  If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your contract to the government agencies and departments.

We may defer payment of any surrender, loan or withdrawals from the Fixed Account, for up to six months after We receive Your request.

Distribution Of The Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC (“Sammons Securities Company”) for the distribution and sale of the contracts.  Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the contracts.  We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 7.75% of premiums payments.  Where lower commissions are paid, We may also pay trail commissions.  We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company’s management team; advertising expenses; and all other expenses of distributing the contracts.  Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation.  Sales of the contracts may help registered representatives and/or their managers qualify for such benefits.  Sammons Securities Company’s registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

In addition to ordinary commissions, Sammons Securities Company operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to fund allocations in the contract.  Please be certain to review Your registered investment advisor’s Form ADV Part II carefully for disclosure about their compensation and conflicts of interest in connection with the contracts.   Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the contract; in that case, they would also receive commissions and other compensation for selling You the contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial surrenders of Your accumulation value in the contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense risks charge; (c) rider charges; (d) payments, if any, received from the underlying portfolios or their managers; and (e) investment earnings on amounts allocated under the contract to the Fixed Account.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts.  The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Discount for Employees of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee’s first year premiums.  Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee’s contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account’s principal underwriter, Sammons Securities Company, LLC.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI.  The address for PricewaterhouseCoopers LLP is:

100 E. Wisconsin Ave., Suite 1800

Milwaukee, WI 53202

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

Statement of Additional Information

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office’s Toll Free number at 1-877-586-0240.  The following is the Table of Contents for the SAI:

Page
THE CONTRACT	............................................................................................................................ 3
Entire Contract	............................................................................................................................ 3
Changes to the Contract	............................................................................................................................ 3
Incontestability	............................................................................................................................ 3
Misstatement of Age or Sex	............................................................................................................................ 3
Non-participating	............................................................................................................................ 3
Claims of Creditors	............................................................................................................................ 3
Minimum Benefits	............................................................................................................................ 3
Ownership	.............................................................................................................................4
Assignment	............................................................................................................................ 4
Accumulation Unit Value	............................................................................................................................ 4
Annuity Payments	............................................................................................................................ 5
CALCULATION OF YIELDS AND TOTAL RETURNS	............................................................................................................................ 6
Money Market Investment Division Yield Calculation	............................................................................................................................ 6
Other Investment Division Yield Calculation	............................................................................................................................ 7
Standard Total Return Calculations	............................................................................................................................ 8
Cumulative Total Returns	............................................................................................................................ 9
Adjusted Historical Performance Data	............................................................................................................................ 9
FEDERAL TAX MATTERS	.......................................................................................................................... 10
Tax-Free Exchanges (Section 1035)	.......................................................................................................................... 10
Required Distributions	.......................................................................................................................... 10
Non-Natural Person owners	.......................................................................................................................... 10
Diversification Requirements	.......................................................................................................................... 11
Owner Control	.......................................................................................................................... 11
Taxation of Qualified Contracts	.......................................................................................................................... 11
DISTRIBUTION OF THE CONTRACTS	.......................................................................................................................... 12
SAFEKEEPING OF ACCOUNT ASSETS	.......................................................................................................................... 14
STATE REGULATION	.......................................................................................................................... 14
RECORDS AND REPORTS	.......................................................................................................................... 14
LEGAL MATTERS	.......................................................................................................................... 15
FINANCIAL MATTERS	.......................................................................................................................... 15
OTHER INFORMATION	.......................................................................................................................... 15
CONDENSED FINANCIALS	.......................................................................................................................... 15
FINANCIAL STATEMENTS	...................................................................................................................... 514

CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.

The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate Account annual expenses available under the contract.  The information for all other accumulation unit values is in the Statement of Additional Information.  You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.

Table 1 – 0.95% Asset Charge

Base Contract – with No Riders

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	4.44	5.60	38,210.16
AIM V.I. Global Health Care Fund	9.29	11.74	12,108.22
AIM V.I. Technology Fund	6.33	9.87	9,853.97
AIM V.I. Utilities Fund	14.00	15.94	26,497.55
Alger Capital Appreciation Portfolio	7.61	14.12	25,290.55
Alger Large Cap Growth Portfolio	7.13	10.42	310,272.68
Alger Mid-Cap Growth Portfolio	9.44	11.44	98,793.42
Alger Small Capitalization Growth Portfolio	10.37	14.94	16,890.53
American Century VP Balanced Fund	10.81	12.37	6,379.58
American Century VP Capital Appreciation Fund	10.96	14.88	16,937.53
American Century VP Income & Growth Fund	8.78	10.24	2,420.97
American Century VP Inflation Protection Fund	10.72	11.71	214,691.12
American Century VP International Fund	10.41	13.78	152,827.96
American Century VP Large Company Value	7.52	8.93	6,063.40
American Century VP Mid Cap Value Fund	9.32	11.98	3,975.56
American Century VP Ultra® Fund	6.67	8.89	147,465.84
American Century VP Value Fund	10.56	12.53	214,474.46
Calvert VS Social Equity Portfolio	8.62	11.46	8,148.38
Calvert VS Social Mid Cap Growth Portfolio	7.90	10.33	10,893.86
Fidelity VIP Asset ManagerSM Portfolio	9.62	12.27	3,129.50
Fidelity VIP Asset Manager: Growth® Portfolio	8.67	11.37	3,341.96
Fidelity VIP Balanced Portfolio	8.95	12.26	14,499.82
Fidelity VIP Contrafund Portfolio	11.00	14.76	102,316.68
Fidelity VIP Equity-Income Portfolio	8.38	10.78	163,450.81
Fidelity VIP Growth & Income Portfolio	8.13	10.22	8,152.28
Fidelity VIP Growth Opportunities Portfolio	6.57	9.47	1,712.80
Fidelity VIP Growth Portfolio	6.85	8.69	20,036.59
Fidelity VIP High Income Portfolio	11.68	16.59	223,229.14
Fidelity VIP Index 500 Portfolio	8.37	10.48	461,786.70
Fidelity VIP Investment Grade Bond Portfolio	11.89	13.60	48,502.29
Fidelity VIP MidCap Portfolio	13.54	18.75	32,251.08
Fidelity VIP Money Market Portfolio	11.36	11.34	357,466.12
Fidelity VIP Overseas Portfolio	11.71	14.65	173,081.07
Fidelity VIP Value Strategies Portfolio	6.59	10.25	31,127.67
Goldman Sachs VIT Large Cap Value Fund	8.23	9.65	15,491.12
Goldman Sachs VIT Mid Cap Value Fund	8.32	10.97	73,915.86
Goldman Sachs VIT Structured Small Cap Equity Fund	6.42	8.12	103,110.15
JPMorgan Insurance Trust Core Bond Portfolio	9.87	10.25	145,232.86
JPMorgan Insurance Trust Small Cap Core Portfolio	9.50	11.54	17,480.22
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	9.10	10.72	34,391.69
Lord Abbett Series Fund, Inc. International Portfolio	11.47	16.80	246,084.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.99	12.53	120,550.42
MFS VIT Growth Series	8.56	11.64	3,354.05
MFS VIT Investors Trust Series	9.08	11.39	4,819.24
MFS VIT New Discovery Series	6.84	11.04	29,095.83
MFS VIT Research Series	8.99	11.59	2,246.28
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.77	11.41	2,618.48
Neuberger Berman AMT Regency Portfolio	6.79	9.85	6,661.71
Neuberger Berman AMT Small-Cap Growth Portfolio	6.41	7.80	4,545.59
PIMCO VIT High Yield Portfolio	10.24	14.22	135,522.14
PIMCO VIT Low Duration Portfolio	10.90	12.24	44,710.05
PIMCO VIT Real Return Portfolio	11.54	13.53	74,311.99
PIMCO VIT Total Return Portfolio	12.29	13.88	541,095.86
Rydex VT All-Cap Opportunity Fund	10.06	12.68	6,562.16
Rydex VT Government Long Bond 1.2x Strategy Fund	15.94	10.81	448.55
Rydex VT Inverse Government Long Bond Strategy Fund	5.90	6.98	5,467.64
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.59	4.51	6,940.10
Rydex VT Inverse S&P 500 Fund	9.64	6.92	31,853.92
Rydex VT NASDAQ-100® Fund	8.37	12.60	4,416.09
Rydex VT Nova Fund	5.99	8.04	6,063.33
Rydex VT U.S. Govt Money Market Fund	10.50	10.41	2,232.92
Van Eck Worldwide Bond Fund	15.11	15.86	10,954.48
Van Eck Worldwide Emerging Markets Fund	13.78	29.10	78,943.10
Van Eck Worldwide Hard Assets Fund	23.64	36.89	67,914.10

Table 2 – 3.60% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Higher Education Rider and Estate Planning Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.69	4.54	0.00
AIM V.I. Global Health Care Fund	7.73	9.52	0.00
AIM V.I. Technology Fund	5.31	8.06	0.00
AIM V.I. Utilities Fund	11.73	13.00	0.00
Alger Capital Appreciation Portfolio	7.85	11.45	0.00
Alger Large Cap Growth Portfolio	5.93	8.45	0.00
Alger Mid-Cap Growth Portfolio	6.34	9.28	0.00
Alger Small Capitalization Growth Portfolio	8.63	12.11	0.00
American Century VP Balanced Fund	9.00	10.03	0.00
American Century VP Capital Appreciation Fund	9.12	12.06	0.00
American Century VP Income & Growth Fund	7.31	8.30	0.00
American Century VP Inflation Protection Fund	9.64	10.25	0.00
American Century VP International Fund	8.67	11.17	0.00
American Century VP Large Company Value	6.76	7.82	0.00
American Century VP Mid Cap Value Fund	8.38	10.49	0.00
American Century VP Ultra® Fund	6.00	7.79	0.00
American Century VP Value Fund	8.79	10.16	317.16
Calvert VS Social Equity Portfolio	7.22	9.35	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.62	8.43	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.01	9.94	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.22	9.22	0.00
Fidelity VIP Balanced Portfolio	7.45	9.94	372.63
Fidelity VIP Contrafund Portfolio	9.15	11.96	0.00
Fidelity VIP Equity-Income Portfolio	6.97	8.74	0.00
Fidelity VIP Growth & Income Portfolio	6.76	8.29	0.00
Fidelity VIP Growth Opportunities Portfolio	5.47	7.68	0.00
Fidelity VIP Growth Portfolio	5.71	7.04	0.00
Fidelity VIP High Income Portfolio	9.72	13.45	0.00
Fidelity VIP Index 500 Portfolio	6.97	8.49	373.49
Fidelity VIP Investment Grade Bond Portfolio	9.90	11.02	0.00
Fidelity VIP MidCap Portfolio	11.27	15.20	0.00
Fidelity VIP Money Market Portfolio	9.46	9.19	0.00
Fidelity VIP Overseas Portfolio	9.75	11.87	0.00
Fidelity VIP Value Strategies Portfolio	5.82	8.82	0.00
Goldman Sachs VIT Large Cap Value Fund	7.40	8.45	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.48	9.61	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.78	7.12	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.27	8.37	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	7.96	9.41	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.57	8.69	0.00
Lord Abbett Series Fund, Inc. International Portfolio	9.55	13.62	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	8.32	10.16	0.00
MFS VIT Growth Series	7.12	9.44	0.00
MFS VIT Investors Trust Series	7.56	9.23	0.00
MFS VIT New Discovery Series	5.69	8.95	0.00
MFS VIT Research Series	7.48	9.39	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	7.89	9.99	0.00
Neuberger Berman AMT Regency Portfolio	6.10	8.63	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.77	6.83	0.00
PIMCO VIT High Yield Portfolio	8.81	11.92	0.00
PIMCO VIT Low Duration Portfolio	9.38	10.25	409.45
PIMCO VIT Real Return Portfolio	9.93	11.34	0.00
PIMCO VIT Total Return Portfolio	10.57	11.63	386.09
Rydex VT All-Cap Opportunity Fund	8.89	10.91	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.34	9.47	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.21	6.00	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.36	3.68	0.00
Rydex VT Inverse S&P 500 Fund	8.08	5.65	0.00
Rydex VT NASDAQ-100® Fund	7.01	10.28	0.00
Rydex VT Nova Fund	5.02	6.56	0.00
Rydex VT U.S. Govt Money Market Fund	8.80	8.49	0.00
Van Eck Worldwide Bond Fund	12.83	13.11	0.00
Van Eck Worldwide Emerging Markets Fund	11.54	23.74	0.00
Van Eck Worldwide Hard Assets Fund	19.68	29.91	0.00

Table 1 – 0.95% Asset Charge

Base Contract – with No Riders

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	11.05	4.44	53927.40
AIM V.I. Global Health Care Fund	13.13	9.29	11741.83
AIM V.I. Technology Fund	11.52	6.33	6507.67
AIM V.I. Utilities Fund	20.89	14.00	35197.02
Alger American LargeCap Growth Portfolio	13.36	7.13	313048.19
Alger American Capital Appreciation Portfolio	17.36	7.61	31324.30
Alger American Mid-Cap Growth Portfolio	18.46	9.44	95587.12
Alger American Small Capitalization Growth Portfolio	19.60	10.37	19319.83
American Century VP Balanced Fund	13.70	10.81	4881.95
American Century VP Capital Appreciation Fund	20.55	10.96	20215.29
American Century VP Income & Growth Fund	13.58	8.78	4149.89
American Century VP Inflation Protection Fund	11.00	10.72	236402.00
American Century VP International Fund	19.08	10.41	164475.91
American Century VP Large Company Value Fund	12.13	7.52	5824.86
American Century VP Mid Cap Value Fund	12.46	9.32	2201.66
American Century VP Ultra Fund	11.55	6.67	1096.61
American Century VP Value Fund	14.57	10.56	223362.01
Calvert VS Social Equity Portfolio	13.55	8.62	6907.85
Calvert VS Social Mid Cap Growth Portfolio	12.70	7.90	12339.59
Fidelity VIP Asset ManagerSM Portfolio	13.66	9.62	3889.87
Fidelity VIP Asset Manager: Growth® Portfolio	13.67	8.67	2337.85
Fidelity VIP Balanced Portfolio	13.72	8.95	16809.95
Fidelity VIP Contrafund Portfolio	19.37	11.00	110289.74
Fidelity VIP Equity-Income Portfolio	14.79	8.38	139260.72
Fidelity VIP Growth & Income Portfolio	14.12	8.13	4940.84
Fidelity VIP Growth Opportunities Portfolio	14.79	6.57	4029.44
Fidelity VIP Growth Portfolio	13.13	6.85	26198.45
Fidelity VIP High Income Portfolio	15.75	11.68	128249.18
Fidelity VIP Index 500 Portfolio	13.45	8.37	481457.68
Fidelity VIP Investment Grade Bond Portfolio	12.43	11.89	38465.12
Fidelity VIP MidCap Portfolio	22.64	13.54	35943.37
Fidelity VIP Money Market Portfolio	11.14	11.36	396935.03
Fidelity VIP Overseas Portfolio	21.10	11.71	140103.81
Fidelity VIP Value Strategies Portfolio	13.65	6.59	5267.06
Goldman Sachs VIT Growth and Income Fund	12.69	8.23	14326.35
Goldman Sachs VIT Mid Cap Value Fund	13.34	8.32	60248.04
Goldman Sachs VIT Structured Small Cap Equity Fund	9.83	6.42	103783.33
Janus Aspen Growth and Income Portfolio	17.12	9.98	5463.91
JPMorgan Bond Portfolio (Series Trust II)	11.86	9.87	165097.14
JPMorgan Small Company (Series Trust II) Portfolio	14.10	9.50	16057.65
Lord Abbett Series Fund Growth & Income Portfolio	14.45	9.10	35292.25
Lord Abbett Series Fund International Portfolio	23.89	11.47	260613.03
Lord Abbett Series Fund Mid-Cap Value Portfolio	16.63	9.99	127429.19
MFS VIT Growth Series	13.83	8.56	3766.43
MFS VIT Investors Trust Series	13.74	9.08	3898.92
MFS VIT New Discovery Series	11.42	6.84	105706.85
MFS VIT Research Series	14.23	8.99	2884.81
Neuberger Berman Small-Cap Portfolio	10.70	6.41	5443.22
Neuberger Berman Mid-Cap Growth Portfolio	15.67	8.77	7339.82
Neuberger Berman Regency Portfolio	12.65	6.79	36743.51
PIMCO VIT High Yield Portfolio	13.51	10.24	72774.08
PIMCO VIT Low Duration Portfolio	11.05	10.90	20222.14
PIMCO VIT Real Return Portfolio	12.53	11.54	24539.97
PIMCO VIT Total Return Portfolio	11.84	12.29	544916.81
Premier VIT NACM Small Cap Portfolio	12.35	7.14	10466.96
Rydex VT Government Long Bond 1.2x Strategy Fund	11.11	15.94	27085.57
Rydex VT Inverse Government Long Bond Strategy Fund	8.53	5.90	1973.03
Rydex VT Inverse NASDAQ-100® Strategy Fund	5.18	7.59	22713.58
Rydex VT Inverse S&P 500 Strategy Fund	6.99	9.64	24357.13
Rydex VT Nova Fund	13.29	5.99	12444.11
Rydex VT NASDAQ-100® Fund	14.55	8.37	5103.61
Rydex VT Sector Rotation Fund	17.13	10.06	16018.67
Rydex VT U.S. Government Money Market Fund	10.48	10.50	528.72
Van Eck Worldwide Bond Fund	14.72	15.11	9955.57
Van Eck Worldwide Emerging Markets Fund	39.50	13.78	29625.17
Van Eck Worldwide Hard Assets Fund	44.30	23.64	55405.59
Van Eck Worldwide Real Estate Fund	28.65	11.11	14448.63

Table 2 – 3.60% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Higher Education Rider and Estate Planning Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.44	3.69	0
AIM V.I. Global Health Care Fund	11.23	7.73	0
AIM V.I. Technology Fund	9.91	5.31	0
AIM V.I. Utilities Fund	17.98	11.73	0
Alger American LargeCap Growth Portfolio	11.42	5.93	0
Alger American Capital Appreciation Portfolio	14.84	7.85	0
Alger American Mid-Cap Growth Portfolio	15.78	6.34	0
Alger American Small Capitalization Growth Portfolio	16.76	8.63	0
American Century VP Balanced Fund	11.71	9.00	0
American Century VP Capital Appreciation Fund	17.57	9.12	0
American Century VP Income & Growth Fund	11.61	7.31	0
American Century VP Inflation Protection Fund	10.16	9.64	0
American Century VP International Fund	16.31	8.67	0
American Century VP Large Company Value Fund	11.20	6.76	0
American Century VP Mid Cap Value Fund	11.51	8.38	0
American Century VP Ultra Fund	10.66	6.00	0
American Century VP Value Fund	12.46	8.79	317.44
Calvert VS Social Equity Portfolio	11.66	7.22	0
Calvert VS Social Mid Cap Growth Portfolio	10.92	6.62	0
Fidelity VIP Asset ManagerSM Portfolio	11.68	8.01	0
Fidelity VIP Asset Manager: Growth® Portfolio	11.68	7.22	0
Fidelity VIP Balanced Portfolio	11.73	7.45	372.96
Fidelity VIP Contrafund Portfolio	16.56	9.15	0
Fidelity VIP Equity-Income Portfolio	12.64	6.97	0
Fidelity VIP Growth & Income Portfolio	12.07	6.76	0
Fidelity VIP Growth Opportunities Portfolio	12.65	5.47	0
Fidelity VIP Growth Portfolio	11.23	5.71	0
Fidelity VIP High Income Portfolio	13.46	9.72	0
Fidelity VIP Index 500 Portfolio	11.50	6.97	373.83
Fidelity VIP Investment Grade Bond Portfolio	10.63	9.90	0
Fidelity VIP MidCap Portfolio	19.35	11.27	0
Fidelity VIP Money Market Portfolio	9.52	9.46	0
Fidelity VIP Overseas Portfolio	18.04	9.75	0
Fidelity VIP Value Strategies Portfolio	12.39	5.82	0
Goldman Sachs VIT Growth and Income Fund	11.72	7.40	0
Goldman Sachs VIT Mid Cap Value Fund	12.32	7.48	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.08	5.78	0
Janus Aspen Growth and Income Portfolio	15.09	8.56	0
JPMorgan Bond Portfolio (Series Trust II)	10.20	8.27	0
JPMorgan Small Company (Series Trust II) Portfolio	12.13	7.96	0
Lord Abbett Series Fund Growth & Income Portfolio	12.35	7.57	0
Lord Abbett Series Fund International Portfolio	20.43	9.55	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.22	8.32	0
MFS VIT Growth Series	11.82	7.12	0
MFS VIT Investors Trust Series	11.75	7.56	0
MFS VIT New Discovery Series	9.76	5.69	0
MFS VIT Research Series	12.17	7.48	0
Neuberger Berman Small-Cap Portfolio	9.88	5.77	0
Neuberger Berman Mid-Cap Growth Portfolio	14.47	7.89	0
Neuberger Berman Regency Portfolio	11.68	6.10	0
PIMCO VIT High Yield Portfolio	11.94	8.81	0
PIMCO VIT Low Duration Portfolio	9.77	9.38	409.82
PIMCO VIT Real Return Portfolio	11.07	9.93	0
PIMCO VIT Total Return Portfolio	10.46	10.57	386.43
Premier VIT NACM Small Cap Portfolio	11.41	6.42	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.26	14.34	0
Rydex VT Inverse Government Long Bond Strategy Fund	7.74	5.21	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.46	6.36	0
Rydex VT Inverse S&P 500 Strategy Fund	6.01	8.08	0
Rydex VT Nova Fund	11.43	5.02	0
Rydex VT NASDAQ-100® Fund	12.52	7.01	0
Rydex VT Sector Rotation Fund	15.55	8.89	0
Rydex VT U.S. Government Money Market Fund	9.02	8.80	0
Van Eck Worldwide Bond Fund	12.84	12.83	0
Van Eck Worldwide Emerging Markets Fund	33.99	11.54	0
Van Eck Worldwide Hard Assets Fund	37.88	19.68	0
Van Eck Worldwide Real Estate Fund	24.98	10.81	0

Table 1 – 0.95% Asset Charge

Base Contract – with No Riders

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	14.34	11.05	7942.64
AIM V.I. Global Health Care Fund	11.85	13.13	10930.92
AIM V.I. Technology Fund	10.80	11.52	3566.85
AIM V.I. Utilities Fund	17.48	20.89	43109.37
Alger American Growth Portfolio	11.25	13.36	284912.00
Alger American Leveraged AllCap Portfolio	13.13	17.36	42429.53
Alger American MidCap Growth Portfolio	14.17	18.46	84534.51
Alger American Small Capitalization Growth Portfolio	16.88	19.60	23047.95
Amer Century VP Balanced Fund	13.18	13.70	5250.90
Amer Century VP Capital Appreciation Fund	14.23	20.55	64154.02
Amer Century VP Income & Growth Fund	13.77	13.58	4353.86
Amer Century VP Inflation Protection Fund	10.14	11.00	207985.93
Amer Century VP International Fund	16.33	19.08	197263.86
Amer Century VP Large Company Value Fund	12.41	12.13	5158.55
Amer Century VP Mid Cap Value Fund	12.89	12.46	8431.42
Amer Century VP Ultra Fund	9.65	11.55	1096.61
Amer Century VP Value Fund	15.54	14.57	229223.65
Calvert VS Social Equity Portfolio	12.44	13.55	6888.53
Calvert VS Social Mid Cap Growth Portfolio	11.64	12.70	16497.30
Calvert VS Social Small Cap Growth Portfolio	9.73	0.00	0.00
Fidelity VIP Asset ManagerSM Portfolio	11.97	13.66	1105.13
Fidelity VIP Asset Manager: Growth® Portfolio	11.63	13.67	3653.99
Fidelity VIP Balanced Portfolio	12.74	13.72	29536.62
Fidelity VIP Contrafund Portfolio	16.67	19.37	120541.18
Fidelity VIP Equity-Income Portfolio	14.74	14.79	149484.12
Fidelity VIP Growth & Income Portfolio	12.75	14.12	3286.90
Fidelity VIP Growth Opportunities Portfolio	12.15	14.79	6253.97
Fidelity VIP Growth Portfolio	10.47	13.13	62731.71
Fidelity VIP High Income Portfolio	15.50	15.75	51552.65
Fidelity VIP Index 500 Portfolio	12.91	13.45	436061.59
Fidelity VIP Investment Grade Bond Portfolio	12.06	12.43	38063.92
Fidelity VIP MidCap Portfolio	19.82	22.64	40649.92
Fidelity VIP Money Market Portfolio	10.69	11.14	282070.84
Fidelity VIP Overseas Portfolio	18.20	21.10	118125.30
Fidelity VIP Value Strategies Portfolio	13.07	13.65	7534.66
Goldman Sachs VIT Growth and Income Fund	12.63	12.69	19757.13
Goldman Sachs VIT Mid Cap Value Fund	13.06	13.34	41139.10
Goldman Sachs VIT Structured Small Cap Equity Fund	11.88	9.83	90506.66
Janus Aspen Growth and Income Portfolio	15.90	17.12	5428.65
JPMorgan Bond Portfolio (Series Trust II)	11.81	11.86	155278.73
JPMorgan Small Company (Series Trust II) Portfolio	15.09	14.10	15872.98
Lord Abbett Series Fund Growth & Income Portfolio	14.10	14.45	28739.87
Lord Abbett Series Fund International Portfolio	23.03	23.89	183089.82
Lord Abbett Series Fund Mid-Cap Value Portfolio	16.69	16.63	126507.26
MFS VIT Growth Series	11.55	13.83	4375.86
MFS VIT Investors Trust Series	12.61	13.74	673.99
MFS VIT New Discovery Series	11.27	11.42	8695.21
MFS VIT Research Series	12.72	14.23	2068.35
Neuberger Berman Fasciano Portfolio	10.74	10.70	1707.90
Neuberger Berman MidCap Growth Portfolio	12.95	15.67	3932.29
Neuberger Berman Regency Portfolio	12.36	12.65	51054.23
PIMCO VIT High Yield Portfolio	13.18	13.51	112925.50
PIMCO VIT Low Duration Portfolio	10.39	11.05	15061.16
PIMCO VIT Real Return Portfolio	11.44	12.53	33024.88
PIMCO VIT Total Return Portfolio	10.99	11.84	608029.29
Premier VIT OpCap Renaissance Portfolio	10.56	11.12	0.00
Premier VIT OpCap Small Cap Portfolio	12.40	12.35	1950.65
Rydex VT Government Long Bond Advantage Fund	10.22	11.11	420.50
Rydex VT Inverse Government Long Bond Fund	9.02	8.53	3574.98
Rydex VT Inverse OTC Strategy Fund	5.89	5.18	13417.30
Rydex VT Inverse S&P 500 Fund	7.00	6.99	8710.97
Rydex VT Nova Fund	13.27	13.29	12588.18
Rydex VT OTC Fund	12.47	14.55	5095.79
Rydex VT Sector Rotation Fund	14.09	17.13	8964.20
Rydex VT U.S. Government Money Market Fund	10.19	10.48	2301.16
Van Eck Worldwide Bond Fund	13.55	14.72	3160.25
Van Eck Worldwide Emerging Markets Fund	28.98	39.50	24566.39
Van Eck Worldwide Hard Assets Fund	30.77	44.30	54249.74
Van Eck Worldwide Real Estate Fund	28.67	28.65	17306.85

Table 2 – 3.60% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.59	9.44	0.00
AIM V.I. Global Health Care Fund	10.41	11.23	0.00
AIM V.I. Technology Fund	9.54	9.91	0.00
AIM V.I. Utilities Fund	15.45	17.98	0.00
Alger American Growth Portfolio	9.88	11.42	0.00
Alger American Leveraged AllCap Portfolio	11.53	14.84	0.00
Alger American MidCap Growth Portfolio	12.44	15.78	0.00
Alger American Small Capitalization Growth Portfolio	14.82	16.76	0.00
Amer Century VP Balanced Fund	11.57	11.71	0.00
Amer Century VP Capital Appreciation Fund	12.50	17.57	0.00
Amer Century VP Income & Growth Fund	12.09	11.61	0.00
Amer Century VP Inflation Protection Fund	9.62	10.16	0.00
Amer Century VP International Fund	14.34	16.31	0.00
Amer Century VP Large Company Value Fund	11.77	11.20	0.00
Amer Century VP Mid Cap Value Fund	12.23	11.51	0.00
Amer Century VP Ultra Fund	9.15	10.66	0.00
Amer Century VP Value Fund	13.64	12.46	317.72
Calvert VS Social Equity Portfolio	10.99	11.66	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.28	10.92	0.00
Calvert VS Social Small Cap Growth Portfolio	8.60	0.00	0.00
Fidelity VIP Asset ManagerSM Portfolio	10.51	11.68	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	10.21	11.68	0.00
Fidelity VIP Balanced Portfolio	11.18	11.73	373.29
Fidelity VIP Contrafund Portfolio	14.64	16.56	0.00
Fidelity VIP Equity-Income Portfolio	12.94	12.64	0.00
Fidelity VIP Growth & Income Portfolio	11.19	12.07	0.00
Fidelity VIP Growth Opportunities Portfolio	10.67	12.65	0.00
Fidelity VIP Growth Portfolio	9.19	11.23	0.00
Fidelity VIP High Income Portfolio	13.61	13.46	0.00
Fidelity VIP Index 500 Portfolio	11.34	11.50	374.16
Fidelity VIP Investment Grade Bond Portfolio	10.59	10.63	0.00
Fidelity VIP MidCap Portfolio	17.40	19.35	0.00
Fidelity VIP Money Market Portfolio	9.38	9.52	0.00
Fidelity VIP Overseas Portfolio	15.98	18.04	0.00
Fidelity VIP Value Strategies Portfolio	12.18	12.39	0.00
Goldman Sachs VIT Growth and Income Fund	11.98	11.72	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.39	12.32	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.28	9.08	0.00
Janus Aspen Growth and Income Portfolio	14.38	15.09	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.44	10.20	0.00
JPMorgan Small Company (Series Trust II) Portfolio	13.34	12.13	0.00
Lord Abbett Series Fund Growth & Income Portfolio	12.38	12.35	0.00
Lord Abbett Series Fund International Portfolio	20.22	20.43	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.66	14.22	0.00
MFS VIT Growth Series	10.14	11.82	0.00
MFS VIT Investors Trust Series	11.07	11.75	0.00
MFS VIT New Discovery Series	9.90	9.76	0.00
MFS VIT Research Series	11.17	12.17	0.00
Neuberger Berman Fasciano Portfolio	10.19	9.88	0.00
Neuberger Berman MidCap Growth Portfolio	12.28	14.47	0.00
Neuberger Berman Regency Portfolio	11.73	11.68	0.00
PIMCO VIT High Yield Portfolio	11.96	11.94	0.00
PIMCO VIT Low Duration Portfolio	9.43	9.77	410.18
PIMCO VIT Real Return Portfolio	10.38	11.07	0.00
PIMCO VIT Total Return Portfolio	9.97	10.46	386.78
Premier VIT OpCap Renaissance Portfolio	10.02	10.27	0.00
Premier VIT OpCap Small Cap Portfolio	11.76	11.41	0.00
Rydex VT Government Long Bond Advantage Fund	9.70	10.26	0.00
Rydex VT Inverse Government Long Bond Fund	8.41	7.74	0.00
Rydex VT Inverse OTC Strategy Fund	5.21	4.46	0.00
Rydex VT Inverse S&P 500 Fund	6.19	6.01	0.00
Rydex VT Nova Fund	11.72	11.43	0.00
Rydex VT OTC Fund	11.02	12.52	0.00
Rydex VT Sector Rotation Fund	13.13	15.55	0.00
Rydex VT U.S. Government Money Market Fund	9.00	9.02	0.00
Van Eck Worldwide Bond Fund	12.13	12.84	0.00
Van Eck Worldwide Emerging Markets Fund	25.61	33.99	0.00
Van Eck Worldwide Hard Assets Fund	27.02	37.88	0.00
Van Eck Worldwide Real Estate Fund	25.68	24.98	0.00

Table 1 – 0.95% Asset Charge

Base Contract – with No Riders

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	12.43	14.34	6525.17
AIM V.I. Global Health Care Fund	11.37	11.85	16495.77
AIM V.I. Technology Fund	9.87	10.80	2167.37
AIM V.I. Utilities Fund	14.07	17.48	24960.82
Alger American Growth Portfolio	10.80	11.25	246432.41
Alger American Leveraged AllCap Portfolio	11.11	13.13	20578.49
Alger American MidCap Growth Portfolio	12.99	14.17	68534.62
Alger American Small Capitalization Portfolio	14.20	16.88	24511.67
Amer Century VP Balanced Fund	12.14	13.18	2172.33
Amer Century VP Capital Appreciation Fund	12.26	14.23	7954.50
Amer Century VP Income & Growth Fund	11.90	13.77	4149.00
Amer Century VP Inflation Protection Fund	10.08	10.14	132345.84
Amer Century VP International Fund	13.22	16.33	218521.09
Amer Century VP Large Company Value Fund	10.46	12.41	4992.28
Amer Century VP Mid Cap Value Fund	10.83	12.89	7884.45
Amer Century VP Ultra Fund	10.08	9.65	1096.61
Amer Century VP Value Fund	13.24	15.54	217541.02
Calvert VS Social Equity Portfolio	11.41	12.44	5566.82
Calvert VS Social Mid Cap Growth Portfolio	10.99	11.64	4182.43
Calvert VS Social Small Cap Growth Portfolio	9.74	9.73	11942.62
Fidelity VIP Asset ManagerSM Portfolio	11.28	11.97	1303.38
Fidelity VIP Asset Manager: Growth® Portfolio	11.00	11.63	1845.20
Fidelity VIP Balanced Portfolio	11.53	12.74	19311.60
Fidelity VIP Contrafund Portfolio	15.10	16.67	102311.30
Fidelity VIP Equity-Income Portfolio	12.41	14.74	102744.95
Fidelity VIP Growth & Income Portfolio	11.40	12.75	2983.83
Fidelity VIP Growth Opportunities Portfolio	11.67	12.15	5243.48
Fidelity VIP Growth Portfolio	9.92	10.47	34236.00
Fidelity VIP High Income Portfolio	14.10	15.50	83150.58
Fidelity VIP Index 500 Portfolio	11.29	12.91	360524.37
Fidelity VIP Investment Grade Bond Portfolio	11.69	12.06	32141.60
Fidelity VIP MidCap Portfolio	17.80	19.82	44069.28
Fidelity VIP Money Market Portfolio	10.29	10.69	209711.36
Fidelity VIP Overseas Portfolio	15.60	18.20	92487.70
Fidelity VIP Value Strategies Portfolio	11.38	13.07	1741.34
Goldman Sachs VIT Core Small Cap Fund	10.69	11.88	57116.83
Goldman Sachs VIT Growth and Income Fund	10.39	12.63	18831.07
Goldman Sachs VIT Mid Cap Value Fund	11.34	13.06	15697.41
Janus Aspen Series Growth and Income Portfolio	14.85	15.90	5488.51
JPMorgan Bond Portfolio (Series Trust II)	11.45	11.81	145714.29
JPMorgan Small Company (Series Trust II) Portfolio	13.25	15.09	14159.33
Lord Abbett Series Fund Growth & Income Portfolio	12.14	14.10	24339.33
Lord Abbett Series Fund International Portfolio	18.01	23.03	115332.66
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.01	16.69	119406.10
MFS VIT Growth Series	10.84	11.55	4332.17
MFS VIT Investors Trust Series	11.29	12.61	614.04
MFS VIT New Discovery Series	10.08	11.27	12538.06
MFS VIT Research Series	11.66	12.72	1815.71
Neuberger Berman Fasciano Portfolio	10.31	10.74	1595.55
Neuberger Berman MidCap Growth Portfolio	11.42	12.95	1881.25
Neuberger Berman Regency Portfolio	11.22	12.36	5297.29
PIMCO VIT High Yield Portfolio	12.20	13.18	107582.71
PIMCO VIT Low Duration Portfolio	10.09	10.39	2681.57
PIMCO VIT Real Return Portfolio	11.47	11.44	16796.70
PIMCO VIT Total Return Portfolio	10.68	10.99	508926.70
Premier VIT OpCap Small Cap Portfolio	9.57	10.56	70474.70
Premier VIT PEA Renaissance Portfolio	10.09	12.40	1323.29
Rydex VT Government Long Bond Advantage Fund	6.04	5.89	10365.03
Rydex VT Inverse OTC Fund	8.42	9.02	3379.98
Rydex VT Inverse Government Long Bond Fund	11.23	13.27	10678.85
Rydex VT Inverse S&P 500 Fund	11.90	12.47	4957.64
Rydex VT Nova Fund	12.77	14.09	6766.09
Rydex VT OTC Fund	10.65	10.22	858.55
Rydex VT Sector Rotation Fund	9.91	10.19	581.98
Rydex VT U.S. Government Money Market Fund	7.64	7.00	7267.17
Van Eck Worldwide Bond Fund	12.84	13.55	4803.81
Van Eck Worldwide Emerging Markets Fund	20.97	28.98	42932.36
Van Eck Worldwide Hard Assets Fund	24.95	30.77	43254.94
Van Eck Worldwide Real Estate Fund	22.11	28.67	19275.32

Table 2 – 3.60% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.20	12.59	0.00
AIM V.I. Global Health Care Fund	10.25	10.41	0.00
AIM V.I. Technology Fund	8.95	9.54	0.00
AIM V.I. Utilities Fund	12.77	15.45	0.00
Alger American Growth Portfolio	9.74	9.88	0.00
Alger American Leveraged AllCap Portfolio	10.02	11.53	0.00
Alger American MidCap Growth Portfolio	11.71	12.44	0.00
Alger American Small Capitalization Portfolio	12.80	14.82	0.00
Amer Century VP Balanced Fund	10.94	11.57	0.00
Amer Century VP Capital Appreciation Fund	11.05	12.50	0.00
Amer Century VP Income & Growth Fund	10.73	12.09	0.00
Amer Century VP Inflation Protection Fund	9.82	9.62	0.00
Amer Century VP International Fund	11.92	14.34	0.00
Amer Century VP Large Company Value Fund	10.19	11.77	0.00
Amer Century VP Mid Cap Value Fund	10.54	12.23	0.00
Amer Century VP Ultra Fund	9.82	9.15	0.00
Amer Century VP Value Fund	11.94	13.64	265.16
Calvert VS Social Equity Portfolio	10.35	10.99	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.97	10.28	0.00
Calvert VS Social Small Cap Growth Portfolio	8.84	8.60	0.00
Fidelity VIP Asset ManagerSM Portfolio	10.17	10.51	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	9.92	10.21	0.00
Fidelity VIP Balanced Portfolio	10.40	11.18	312.67
Fidelity VIP Contrafund Portfolio	13.62	14.64	0.00
Fidelity VIP Equity-Income Portfolio	11.19	12.94	0.00
Fidelity VIP Growth & Income Portfolio	10.28	11.19	0.00
Fidelity VIP Growth Opportunities Portfolio	10.52	10.67	0.00
Fidelity VIP Growth Portfolio	8.94	9.19	0.00
Fidelity VIP High Income Portfolio	12.71	13.61	0.00
Fidelity VIP Index 500 Portfolio	10.18	11.34	312.85
Fidelity VIP Investment Grade Bond Portfolio	10.54	10.59	0.00
Fidelity VIP MidCap Portfolio	16.04	17.40	0.00
Fidelity VIP Money Market Portfolio	9.27	9.38	0.00
Fidelity VIP Overseas Portfolio	14.07	15.98	0.00
Fidelity VIP Value Strategies Portfolio	10.89	12.18	0.00
Goldman Sachs VIT Core Small Cap Fund	10.41	11.28	0.00
Goldman Sachs VIT Growth and Income Fund	10.12	11.98	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.05	12.39	0.00
Janus Aspen Series Growth and Income Portfolio	13.80	14.38	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.39	10.44	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.02	13.34	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.94	12.38	0.00
Lord Abbett Series Fund International Portfolio	16.24	20.22	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.54	14.66	0.00
MFS VIT Growth Series	9.77	10.14	0.00
MFS VIT Investors Trust Series	10.18	11.07	0.00
MFS VIT New Discovery Series	9.09	9.90	0.00
MFS VIT Research Series	10.51	11.17	0.00
Neuberger Berman Fasciano Portfolio	10.04	10.19	0.00
Neuberger Berman MidCap Growth Portfolio	11.12	12.28	0.00
Neuberger Berman Regency Portfolio	10.93	11.73	0.00
PIMCO VIT High Yield Portfolio	11.37	11.96	0.00
PIMCO VIT Low Duration Portfolio	9.40	9.43	335.79
PIMCO VIT Real Return Portfolio	10.68	10.38	0.00
PIMCO VIT Total Return Portfolio	9.95	9.97	316.56
Premier VIT OpCap Small Cap Portfolio	9.32	10.02	0.00
Premier VIT PEA Renaissance Portfolio	9.83	11.76	0.00
Rydex VT Government Long Bond Advantage Fund	5.48	5.21	0.00
Rydex VT Inverse Government Long Bond Fund	8.06	8.41	0.00
Rydex VT Inverse OTC Fund	10.19	11.72	0.00
Rydex VT Inverse S&P Fund	10.80	11.02	0.00
Rydex VT Nova Fund	12.22	13.13	0.00
Rydex VT OTC Fund	10.38	9.70	0.00
Rydex VT Sector Rotation Fund	8.99	9.00	0.00
Rydex VT U.S. Govt Money Market Fund	6.93	6.19	0.00
Van Eck Worldwide Bond Fund	11.81	12.13	0.00
Van Eck Worldwide Emerging Markets Fund	19.03	25.61	0.00
Van Eck Worldwide Hard Assets Fund	22.50	27.02	0.00
Van Eck Worldwide Real Estate Fund	20.33	25.68	0.00

Table 1 – 0.95% Asset Charge

Base Contract – with No Riders

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/04)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.85	12.43	15,233
AIM V.I. Global Health Care Fund	10.61	11.37	33,034
AIM V.I. Technology Fund	9.75	9.87	6,249
AIM V.I. Utilities Fund	12.16	14.07	50,897
Alger American Growth Portfolio	9.73	10.80	190,674
Alger American Leveraged AllCap Portfolio	9.80	11.11	46,408
Alger American MidCap Growth Portfolio	11.94	12.99	96,881
Alger American Small Capitalization Portfolio	12.26	14.20	54,686
Amer Century VP Balanced Fund	11.68	12.14	5,367
Amer Century VP Capital Appreciation Fund	10.14	12.26	6,517
Amer Century VP Income & Growth Fund	11.49	11.90	5,098
Amer Century VP Inflation Protection Fund	10.02	10.08	0
Amer Century VP International Fund	11.80	13.22	343,012
Amer Century VP Large Company Value Fund	10.00	10.46	3,079
Amer Century VP Mid Cap Value Fund	10.00	10.83	1,099
Amer Century VP Ultra Fund	9.98	10.08	10,835
Amer Century VP Value Fund	12.75	13.24	259,033
Calvert VS Social Equity Portfolio	11.02	11.41	1,913
Calvert VS Social Mid Cap Growth Portfolio	11.05	10.99	3,810
Calvert VS Social Small Cap Growth Portfolio	10.83	9.74	33,351
Fidelity VIP Asset ManagerSM Portfolio	10.97	11.28	7,951
Fidelity VIP Asset Manager: Growth® Portfolio	10.73	11.00	13,751
Fidelity VIP Balanced Portfolio	11.03	11.53	26,781
Fidelity VIP Contrafund Portfolio	13.07	15.10	114,704
Fidelity VIP Equity-Income Portfolio	11.87	12.41	123,059
Fidelity VIP Growth & Income Portfolio	10.72	11.40	12,977
Fidelity VIP Growth Opportunities Portfolio	10.84	11.67	16,652
Fidelity VIP Growth Portfolio	9.49	9.92	93,144
Fidelity VIP High Income Portfolio	13.91	14.10	181,073
Fidelity VIP Index 500 Portfolio	10.90	11.29	332,528
Fidelity VIP Investment Grade Bond Portfolio	11.58	11.69	77,123
Fidelity VIP MidCap Portfolio	15.22	17.80	62,308
Fidelity VIP Money Market Portfolio	10.08	10.29	291,747
Fidelity VIP Overseas Portfolio	13.26	15.60	79,145
Fidelity VIP Value Strategies Portfolio	11.21	11.38	93
Goldman Sachs VIT Core Small Cap Fund	10.00	10.69	23,934
Goldman Sachs VIT Growth and Income Fund	10.00	10.39	13,726
Goldman Sachs VIT Mid Cap Value Fund	10.00	11.34	8,525
Janus Aspen Series Growth and Income Portfolio	13.35	14.85	9,977
JPMorgan Bond Portfolio (Series Trust II)	11.25	11.45	128,083
JPMorgan Small Company (Series Trust II) Portfolio	12.93	13.25	34,561
Lord Abbett Series Fund Growth & Income Portfolio	11.87	12.14	43,520
Lord Abbett Series Fund International Portfolio	14.36	18.01	12,845
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.01	15.01	144,839
MFS VIT Growth Series	10.04	10.84	13,714
MFS VIT Investors Trust Series	10.65	11.29	1,416
MFS VIT New Discovery Series	9.69	10.08	36,876
MFS VIT Research Series	10.94	11.66	10,582
Neuberger Berman Fasciano Portfolio	10.00	10.31	1,503
Neuberger Berman MidCap Growth Portfolio	10.00	11.42	0
Neuberger Berman Regency Portfolio	10.00	11.22	938
PIMCO VIT High Yield Portfolio	11.83	12.20	242,527
PIMCO VIT Low Duration Portfolio	10.09	10.09	7,042
PIMCO VIT Real Return Portfolio	11.34	11.47	29,368
PIMCO VIT Total Return Portfolio	10.53	10.68	416,450
Premier VIT OpCap Small Cap Portfolio	10.00	9.57	0
Premier VIT PEA Renaissance Portfolio	10.00	10.09	0
Rydex VT Government Long Bond Advantage Fund	10.00	10.65	1,786
Rydex VT Inverse OTC Fund	6.02	6.04	39,046
Rydex VT Inverse Government Long Bond Fund	8.97	8.42	3,629
Rydex VT Inverse S&P 500 Fund	7.77	7.64	3,942
Rydex VT Nova Fund	10.90	11.23	53,225
Rydex VT OTC Fund	11.88	11.90	14,416
Rydex VT Sector Rotation Fund	11.34	12.77	183
Rydex VT U.S. Government Money Market Fund	9.80	9.91	2,063
Van Eck Worldwide Bond Fund	13.37	12.84	9,228
Van Eck Worldwide Emerging Markets Fund	16.04	20.97	20,897
Van Eck Worldwide Hard Assets Fund	16.61	24.95	38,642
Van Eck Worldwide Real Estate Fund	18.44	22.11	27,723

Table 2 – 3.60% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/04)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.97	11.20	0
AIM V.I. Global Health Care Fund	9.82	10.25	0
AIM V.I. Technology Fund	9.08	8.95	0
AIM V.I. Utilities Fund	11.32	12.77	0
Alger American Growth Portfolio	9.01	9.74	0
Alger American Leveraged AllCap Portfolio	9.07	10.02	0
Alger American MidCap Growth Portfolio	11.05	11.71	0
Alger American Small Capitalization Portfolio	11.35	12.80	0
Amer Century VP Balanced Fund	10.81	10.94	0
Amer Century VP Capital Appreciation Fund	9.38	11.05	0
Amer Century VP Income & Growth Fund	10.64	10.73	0
Amer Century VP Inflation Protection Fund	10.02	9.82	0
Amer Century VP International Fund	10.92	11.92	0
Amer Century VP Large Company Value Fund	10.00	10.19	0
Amer Century VP Mid Cap Value Fund	10.00	10.54	0
Amer Century VP Ultra Fund	9.98	9.82	0
Amer Century VP Value Fund	11.80	11.94	307
Calvert VS Social Equity Portfolio	10.27	10.35	0
Calvert VS Social Mid Cap Growth Portfolio	10.29	9.97	0
Calvert VS Social Small Cap Growth Portfolio	10.09	8.84	0
Fidelity VIP Asset ManagerSM Portfolio	10.16	10.17	0
Fidelity VIP Asset Manager: Growth® Portfolio	9.93	9.92	0
Fidelity VIP Balanced Portfolio	10.21	10.40	362
Fidelity VIP Contrafund Portfolio	12.10	13.62	0
Fidelity VIP Equity-Income Portfolio	10.98	11.19	0
Fidelity VIP Growth & Income Portfolio	9.92	10.28	0
Fidelity VIP Growth Opportunities Portfolio	10.03	10.52	0
Fidelity VIP Growth Portfolio	8.78	8.94	0
Fidelity VIP High Income Portfolio	12.88	12.71	0
Fidelity VIP Index 500 Portfolio	10.09	10.18	362
Fidelity VIP Investment Grade Bond Portfolio	10.72	10.54	0
Fidelity VIP MidCap Portfolio	14.09	16.04	0
Fidelity VIP Money Market Portfolio	9.33	9.27	0
Fidelity VIP Overseas Portfolio	12.27	14.07	0
Fidelity VIP Value Strategies Portfolio	11.02	10.89	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.41	0
Goldman Sachs VIT Growth and Income Fund	10.00	10.12	0
Goldman Sachs VIT Mid Cap Value Fund	10.00	11.05	0
Janus Aspen Series Growth and Income Portfolio	12.73	13.80	0
JPMorgan Bond Portfolio (Series Trust II)	10.48	10.39	0
JPMorgan Small Company (Series Trust II) Portfolio	12.05	12.02	0
Lord Abbett Series Fund Growth & Income Portfolio	10.99	10.94	0
Lord Abbett Series Fund International Portfolio	13.29	16.24	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	12.96	13.54	0
MFS VIT Growth Series	9.30	9.77	0
MFS VIT Investors Trust Series	9.86	10.18	0
MFS VIT New Discovery Series	8.97	9.09	0
MFS VIT Research Series	10.12	10.51	0
Neuberger Berman Fasciano Portfolio	10.00	10.04	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.12	0
Neuberger Berman Regency Portfolio	10.00	10.93	0
PIMCO VIT High Yield Portfolio	11.32	11.37	0
PIMCO VIT Low Duration Portfolio	9.65	9.40	380
PIMCO VIT Real Return Portfolio	10.85	10.68	0
PIMCO VIT Total Return Portfolio	10.07	9.95	357
Premier VIT OpCap Small Cap Portfolio	10.00	9.32	0
Premier VIT PEA Renaissance Portfolio	10.00	9.83	0
Rydex VT Government Long Bond Advantage Fund	10.00	10.38	0
Rydex VT Inverse Government Long Bond Fund	8.82	8.06	0
Rydex VT Inverse OTC Fund	5.60	5.48	0
Rydex VT Inverse S&P Fund	7.24	6.93	0
Rydex VT Nova Fund	10.16	10.19	0
Rydex VT OTC Fund	11.07	10.80	0
Rydex VT Sector Rotation Fund	11.14	12.22	0
Rydex VT U.S. Govt Money Market Fund	9.13	8.99	0
Van Eck Worldwide Bond Fund	12.62	11.81	0
Van Eck Worldwide Emerging Markets Fund	14.94	19.03	0
Van Eck Worldwide Hard Assets Fund	15.37	22.50	0
Van Eck Worldwide Real Estate Fund	17.41	20.33	0

Table 1 – 0.95% Asset Charge

Base Contract – with No Riders
Investment Division	Accumulation Unit Value at Beginning of Period 12/31/03	Accumulation Unit Value at End of Period 12/31/04	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund[1]	11.01	11.85	4,870
AIM V.I. Global Health Care Fund[2]	9.96	10.61	9,390
AIM V.I. Technology Fund[3]	9.41	9.75	1,989
AIM V.I. Utilities Fund[4]	9.93	12.16	20,836
Alger American Growth Portfolio	9.31	9.73	49,702
Alger American Leveraged AllCap Portfolio	9.15	9.80	15,807
Alger American MidCap Growth Portfolio	10.66	11.94	32,344
Alger American Small Capitalization Portfolio	10.62	12.26	15,677
Amer Century VP Balanced Fund	10.74	11.68	1,941
Amer Century VP Capital Appreciation Fund	9.51	10.14	1,990
Amer Century VP Income & Growth Fund	10.31	11.49	1,887
Amer Century VP International Fund	10.38	11.80	112,135
Amer Century VP Value Fund	11.27	12.75	78,229
Calvert VS Social Equity Portfolio)	10.38	11.02	878
Calvert VS Social Mid Cap Growth Portfolio	10.20	11.05	2,001
Calvert VS Social Small Cap Growth Portfolio	9.90	10.83	18,012
Fidelity VIP Asset ManagerSM Portfolio	10.53	10.97	3,688
Fidelity VIP Asset Manager: Growth® Portfolio	10.25	10.73	4,727
Fidelity VIP Balanced Portfolio	10.59	11.03	6,921
Fidelity VIP Contrafund Portfolio	11.46	13.07	38,164
Fidelity VIP Equity-Income Portfolio	10.77	11.87	53,682
Fidelity VIP Growth & Income Portfolio	10.25	10.72	4,516
Fidelity VIP Growth Opportunities Portfolio	10.24	10.84	6,508
Fidelity VIP Growth Portfolio	9.29	9.49	44,408
Fidelity VIP High Income Portfolio	12.84	13.91	85,610
Fidelity VIP Index 500 Portfolio	9.97	10.90	98,733
Fidelity VIP Investment Grade Bond Portfolio	11.22	11.58	33,991
Fidelity VIP MidCap Portfolio	12.33	15.22	24,160
Fidelity VIP Money Market Portfolio	10.05	10.08	74,003
Fidelity VIP Overseas Portfolio	11.81	13.26	23,962
Fidelity VIP Value Strategies Portfolio (5/1/2004-12/31/2004)	10.00	11.21	0
JPMorgan Bond Portfolio (Series Trust II)	10.89	11.25	45,720
JPMorgan Small Company (Series Trust II) Portfolio	7.62	12.93	14,436
Janus Aspen Series Growth and Income Portfolio	0.00	13.35	3,887
Lord Abbett Series Fund Growth & Income Portfolio	8.20	11.87	16,188
Lord Abbett Series Fund International Portfolio	8.58	14.36	3,124
Lord Abbett Series Fund Mid-Cap Value Portfolio	9.22	14.01	45,732
MFS VIT Growth Series	6.99	10.04	6,140
MFS VIT Investors Trust Series	8.02	10.65	679
MFS VIT New Discovery Series	6.97	9.69	14,704
MFS VIT Research Series	7.76	10.94	2,851
PIMCO VIT High Yield Portfolio	10.90	11.83	101,819
PIMCO VIT Low Duration Portfolio	10.00	10.09	1,862
PIMCO VIT Real Return Portfolio	10.51	11.34	4,511
PIMCO VIT Total Return Portfolio	10.13	10.53	129,543
Rydex VT Arktos Fund	11.10	6.02	5,889
Rydex VT Juno Fund ( 5/1/04-12/31/04)	10.00	8.97	804
Rydex VT Nova Fund	6.97	10.90	18,768
Rydex VT OTC Fund	7.61	11.88	4,750
Rydex VT Sector Rotation Fund ( 5/1/04-12/31/04)	10.00	11.34	161
Rydex VT U.S. Govt Money Market Fund	9.87	9.80	712
Rydex VT Ursa Fund	11.55	7.77	572
Van Eck Worldwide Bond Fund	10.57	13.37	3,171
Van Eck Worldwide Emerging Markets Fund	8.42	16.04	7,192
Van Eck Worldwide Hard Assets Fund	9.41	16.61	11,791
Van Eck Worldwide Real Estate Fund	10.26	18.44	10,095

1Formerly INVESCO VIF-Financial Services Fund

2Formerly INVESCO VIF-Health Sciences Fund

3Formerly INVESCO VIF-Technology Fund

4Formerly INVESCO VIF-Utilities Fund

Table 2 – 3.60% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period 12/31/03	Accumulation Unit Value at End of Period 12/31/04	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund[1]	10.46	10.97	0
AIM V.I. Global Health Care Fund[2]	9.47	9.82	0
AIM V.I. Technology Fund[3]	9.00	9.08	0
AIM V.I. Utilities Fund[4]	9.50	11.32	0
Alger American Growth Portfolio	8.85	9.01	0
Alger American Leveraged AllCap Portfolio	8.69	9.07	0
Alger American MidCap Growth Portfolio	10.13	11.05	0
Alger American Small Capitalization Portfolio	10.10	11.35	0
Amer Century VP Balanced Fund	10.21	10.81	0
Amer Century VP Capital Appreciation Fund	9.04	9.38	0
Amer Century VP Income & Growth Fund	9.80	10.64	0
Amer Century VP International Fund	9.86	10.92	0
Amer Century VP Value Fund	10.71	11.80	0
Calvert VS Social Equity Portfolio	9.93	10.27	0
Calvert VS Social Mid Cap Growth Portfolio	9.76	10.29	0
Calvert VS Social Small Cap Growth Portfolio	9.47	10.09	0
Fidelity VIP Asset ManagerSM Portfolio	10.01	10.16	0
Fidelity VIP Asset Manager: Growth® Portfolio	9.74	9.93	0
Fidelity VIP Balanced Portfolio	10.07	10.21	0
Fidelity VIP Contrafund Portfolio	10.89	12.10	0
Fidelity VIP Equity-Income Portfolio	10.24	10.98	0
Fidelity VIP Growth & Income Portfolio	9.75	9.92	0
Fidelity VIP Growth Opportunities Portfolio	9.73	10.03	0
Fidelity VIP Growth Portfolio	8.83	8.78	0
Fidelity VIP High Income Portfolio	12.20	12.88	0
Fidelity VIP Index 500 Portfolio	9.48	10.09	0
Fidelity VIP Investment Grade Bond Portfolio	10.67	10.72	0
Fidelity VIP MidCap Portfolio	11.72	14.09	0
Fidelity VIP Money Market Portfolio	9.56	9.33	0
Fidelity VIP Overseas Portfolio	11.23	12.27	0
Fidelity VIP Value Strategies Portfolio (Period from 5/31/04-12/31/04)	10.00	11.02	0
JPMorgan Bond Portfolio (Series Trust II)	10.41	10.48	0
JPMorgan Small Company (Series Trust II) Portfolio	9.82	12.05	0
Janus Aspen Series Growth and Income Portfolio	11.79	12.73	0
Lord Abbett Series Fund Growth & Income Portfolio	10.11	10.99	0
Lord Abbett Series Fund International Portfolio	11.42	13.29	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.84	12.96	0
MFS VIT Growth Series	8.55	9.30	0
MFS VIT Investors Trust Series	9.20	9.86	0
MFS VIT New Discovery Series	8.75	8.97	0
MFS VIT Research Series	9.08	10.12	0
PIMCO VIT High Yield Portfolio	10.71	11.32	0
PIMCO VIT Low Duration Portfolio	9.82	9.65	0
PIMCO VIT Real Return Portfolio	10.32	10.85	0
PIMCO VIT Total Return Portfolio	9.95	10.07	0
Rydex VT Arktos Fund	6.59	5.60	0
Rydex VT Juno Fund (Period from 5/31/04-12/31/04)	10.00	8.82	0
Rydex VT Nova Fund	9.19	10.16	0
Rydex VT OTC Fund	10.49	11.07	0
Rydex VT Sector Rotation Fund (Period from 5/31/04-12/31/04)	10.00	11.14	0
Rydex VT U.S. Govt Money Market Fund	9.45	9.13	0
Rydex VT Ursa Fund	8.36	7.24	0
Van Eck Worldwide Bond Fund	11.99	12.62	0
Van Eck Worldwide Emerging Markets Fund	12.31	14.94	0
Van Eck Worldwide Hard Assets Fund	12.86	15.37	0
Van Eck Worldwide Real Estate Fund	13.25	17.41	0

1Formerly INVESCO VIF-Financial Services Fund

2Formerly INVESCO VIF-Health Sciences Fund 3Formerly INVESCO VIF-Technology Fund

4Formerly INVESCO VIF-Utilities Fund

Table 1 – 0.95% Asset Charge

Base Contract – with No Riders
Investment Division	Accumulation Unit Value at Beginning of Period 12/31/02	Accumulation Unit Value at End of Period 12/31/03	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.96	9.31	20,975
Alger American Leveraged AllCap Portfolio	6.85	9.15	17,909
Alger American MidCap Growth Portfolio	7.28	10.66	14,172
Alger American Small Capitalization Portfolio	7.53	10.62	9,790
Amer Century VP Balanced Portfolio	9.08	10.74	1,303
Amer Century VP Capital Appreciation Portfolio	7.97	9.51	1,261
Amer Century VP Income & Growth Portfolio	8.05	10.31	1,689
Amer Century VP International Portfolio	8.42	10.38	32,602
Amer Century VP Value Portfolio	8.83	11.27	25,644
Berger IPT - Large Cap Growth Fund	7.64	0.00	0
Berger IPT - Small Company Growth Fund	5.96	0.00	0
Calvert VS Social Equity Portfolio	8.58	10.38	413
Calvert VS Social Mid Cap Growth Portfolio	7.82	10.20	287
Calvert VS Social Small Cap Growth Portfolio	7.16	9.90	5,518
Fidelity VIP Asset ManagerSM Portfolio	9.04	10.53	2,667
Fidelity VIP Asset Manager: Growth® Portfolio	8.41	10.25	4,349
Fidelity VIP Balanced Portfolio	9.11	10.59	4,855
Fidelity VIP Contrafund Portfolio	9.02	11.46	11,557
Fidelity VIP Equity-Income Portfolio	8.36	10.77	17,667
Fidelity VIP Growth & Income Portfolio	8.38	10.25	3,241
Fidelity VIP Growth Opportunities Portfolio	7.99	10.24	5,070
Fidelity VIP Growth Portfolio	7.08	9.29	8,753
Fidelity VIP High Income Portfolio	10.22	12.84	15,851
Fidelity VIP Index 500 Portfolio	7.86	9.97	33,565
Fidelity VIP Investment Grade Bond Portfolio	10.80	11.22	11,255
Fidelity VIP MidCap Portfolio	9.00	12.33	10,071
Fidelity VIP Money Market Portfolio	10.05	10.05	39,326
Fidelity VIP Overseas Portfolio	8.34	11.81	5,802
INVESCO VIF-Financial Services Fund	8.57	11.01	4,577
INVESCO VIF-Health Sciences Fund	7.87	9.96	7,576
INVESCO VIF-Technology Fund	6.54	9.41	1,200
INVESCO VIF-Utilities Fund	8.54	9.93	2,635
J.P. Morgan Bond Portfolio (Series Trust II)	10.60	10.89	21,153
J.P. Morgan Small Company (Series Trust II) Portfolio	7.62	10.27	2,567
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	12.04	826
LEVCO Equity Value Fund	7.40	9.43	0
Lord Abbett Growth & Income Portfolio	8.20	10.64	6,819
Lord Abbett International Portfolio	8.58	12.01	1,045
Lord Abbett Mid-Cap Value Portfolio	9.22	11.40	17,624
MFS VIT Growth Series	6.99	9.00	3,538
MFS VIT Investors Trust Series	8.02	9.68	147
MFS VIT New Discovery Series	6.97	9.21	12,198
MFS VIT Research Series	7.76	9.56	2,642
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.90	86,615
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	10.00	989
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.51	3,015
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.13	38,780
Rydex VT Arktos Fund	11.10	6.89	601
Rydex VT Nova Fund	6.97	9.60	17,298
Rydex VT OTC Fund	7.61	10.97	2,116
Rydex VT U.S. Govt Money Market Fund	9.97	9.87	791
Rydex VT Ursa Fund	11.55	8.74	1,220
Van Eck Levin Mid Cap Value Fund	10.26	0.00	0
Van Eck Worldwide Bond Fund	10.57	12.37	2,810
Van Eck Worldwide Emerging Markets Fund	8.42	12.86	3,811
Van Eck Worldwide Hard Assets Fund	9.41	13.52	7,461
Van Eck Worldwide Real Estate Fund	10.26	13.67	6,141

Table 2 – 3.60% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period 12/31/02	Accumulation Unit Value at End of Period 12/31/03	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.79	8.85	0
Alger American Leveraged AllCap Portfolio	6.69	8.69	0
Alger American MidCap Growth Portfolio	7.11	10.13	0
Alger American Small Capitalization Portfolio	7.35	10.10	0
Amer Century VP Balanced Portfolio	8.86	10.21	0
Amer Century VP Capital Appreciation Portfolio	7.78	9.04	0
Amer Century VP Income & Growth Portfolio	7.86	9.80	0
Amer Century VP International Portfolio	8.22	9.86	0
Amer Century VP Value Portfolio	8.62	10.71	0
Berger IPT - Large Cap Growth Fund	7.51	0.00	0
Berger IPT - Small Company Growth Fund	5.86	0.00	0
Calvert VS Social Equity Portfolio	8.43	9.93	0
Calvert VS Social Mid Cap Growth Portfolio	7.68	9.76	0
Calvert VS Social Small Cap Growth Portfolio	7.03	9.47	0
Fidelity VIP Asset ManagerSM Portfolio	8.82	10.01	0
Fidelity VIP Asset Manager: Growth® Portfolio	8.21	9.74	0
Fidelity VIP Balanced Portfolio	8.89	10.07	0
Fidelity VIP Contrafund Portfolio	8.81	10.89	0
Fidelity VIP Equity-Income Portfolio	8.16	10.24	0
Fidelity VIP Growth & Income Portfolio	8.18	9.75	0
Fidelity VIP Growth Opportunities Portfolio	7.80	9.73	0
Fidelity VIP Growth Portfolio	6.91	8.83	0
Fidelity VIP High Income Portfolio	9.98	12.20	0
Fidelity VIP Index 500 Portfolio )	7.67	9.48	0
Fidelity VIP Investment Grade Bond Portfolio	10.54	10.67	0
Fidelity VIP MidCap Portfolio	8.79	11.72	0
Fidelity VIP Money Market Portfolio	9.81	9.56	0
Fidelity VIP Overseas Portfolio	8.14	11.23	0
INVESCO VIF-Financial Services Fund	8.37	10.46	0
INVESCO VIF-Health Sciences Fund	7.68	9.47	0
INVESCO VIF-Technology Fund	6.42	9.00	0
INVESCO VIF-Utilities Fund	8.39	9.50	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.41	10.41	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.49	9.82	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.79	0
LEVCO Equity Value Fund	7.23	8.96	0
Lord Abbett Growth & Income Portfolio	8.00	10.11	0
Lord Abbett International Portfolio	8.38	11.42	0
Lord Abbett Mid-Cap Value Portfolio	9.00	10.84	0
MFS VIT Growth Series	6.82	8.55	0
MFS VIT Investors Trust Series	7.83	9.20	0
MFS VIT New Discovery Series	6.80	8.75	0
MFS VIT Research Series	7.57	9.08	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.71	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.82	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.32	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	9.95	0
Rydex VT Arktos Fund	10.91	6.59	0
Rydex VT Nova Fund	6.84	9.19	0
Rydex VT OTC Fund	7.48	10.49	0
Rydex VT U.S. Govt Money Market Fund	9.79	9.45	0
Rydex VT Ursa Fund	11.35	8.36	0
Van Eck Levin Mid Cap Value Fund	10.21	0.00	0
Van Eck Worldwide Bond Fund	10.52	11.99	0
Van Eck Worldwide Emerging Markets Fund	8.27	12.31	0
Van Eck Worldwide Hard Assets Fund	9.19	12.86	0
Van Eck Worldwide Real Estate Fund	10.21	13.25	0

Table 1 – 0.95% Asset Charge

Base Contract – with No Riders
Investment Division	Accumulation Unit Value at Beginning of Period 12/31/01	Accumulation Unit Value at End of Period 12/31/02	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.96	249
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.85	2,727
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.28	274
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.53	1,559
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.08	11
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.97	24
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.05	127
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.42	432
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.83	1,002
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.64	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.96	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.58	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.82	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.16	0
Fidelity VIP Asset ManagerSM Portfolio (2/1/02 – 12/31/02)	10.00	9.04	27
Fidelity VIP Asset Manager: Growth® Portfolio(2/1/02 – 12/31/02)	10.00	8.41	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.11	48
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	9.02	1,090
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.36	1,379
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.38	1,518
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.99	1,757
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.08	5,692
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.22	10
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.86	4,605
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.80	2,855
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	9.00	681
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	10.05	1,845
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.34	458
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.57	1,183
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.87	1,449
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.54	120
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.54	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.60	1,950
J.P. Morgan Small Company (Series Trust II) Portfolio (5/1/02 – 12/31/02)	10.00	7.62	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.40	13
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.20	328
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.58	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.22	1,983
MFS VIT Growth Series (2/1/02 – 12/31/02)	10.00	6.99	27
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	8.02	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.97	860
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.76	1,260
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.10	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.97	345
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.61	310
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.97	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.55	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.26	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.57	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.42	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.41	21
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.26	0

Table 2 – 3.60% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period 12/31/01	Accumulation Unit Value at End of Period 12/31/02	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02 )	10.00	6.79	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.69	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.11	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.35	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.86	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.78	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.86	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.22	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.62	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.51	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02 )	10.00	5.86	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.43	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.68	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.03	0
Fidelity VIP Asset ManagerSM Portfolio (2/1/02 – 12/31/02)	10.00	8.82	0
Fidelity VIP Asset Manager: Growth® Portfolio(2/1/02 – 12/31/02)	10.00	8.21	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.89	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.81	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.16	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.18	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.80	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.91	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	9.98	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.67	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.54	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02 )	10.00	8.79	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.81	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.14	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.37	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.68	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.42	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.39	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.41	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.49	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.23	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.00	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.38	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.00	0
MFS VIT Growth Series (2/1/02 – 12/31/02)	10.00	6.82	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.83	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.80	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.57	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.91	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.84	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.48	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.79	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.35	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.21	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.52	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.27	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.19	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.21	0

Appendix  I

Guaranteed Minimum Withdrawal Benefit - Examples

Example 1: Assume You select the GMWB rider when You purchase Your contract and Your initial premium is $100,000.

  Your guaranteed amount is $100,000, which is Your initial premium.
  Your payment amount is $7,000, which is 7% of Your initial Guaranteed Amount.

Example 2: Assume the same facts as Example 1.  If You make an additional premium payment of $50,000, then

  Your guaranteed amount is $150,000, which is Your prior guaranteed amount ($100,000) plus Your additional premium payment ($50,000).
  Your payment amount is $10,500, which is Your prior payment amount ($7,000) plus 7% of Your additional premium payment ($3,500).

Example 3: Assume the same facts as Example 1.  If You take the maximum payment amount before the end of the first contract year, then

  Your guaranteed amount becomes $93,000, which is Your prior guaranteed amount ($100,000) minus the payment amount ($7,000).
  Your payment amount for the next year remains $7,000, because You did not take more than the payment amount ($7,000).

Each time a withdrawal is taken from the contract, the withdrawal is deducted from the guaranteed amount (this is the “new Guaranteed Amount”) and the withdrawal is deducted from the contract’s accumulation value (this is the “new accumulation value”).  There are three distinct circumstances that may occur when the total withdrawals exceed the payment amount in any contract year.

First, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and the net premiums (total premiums less withdrawals prior to current withdrawal).  In this case, the new guaranteed amount and the payment amount remains unchanged.

Second, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and be less than the net premiums (total premiums less withdrawals prior to current withdrawal).  In this case the new guaranteed amount is unchanged and the payment amount is reduced to 7% of the new accumulation value.

Finally, following a withdrawal that exceeds the payment amount, the new accumulation value may be less than the new Guaranteed Amount.  In this case the new guaranteed amount is reduced to the new accumulation value and the payment amount is reduced to 7% of the new Guaranteed Amount.  Examples 4, 5 and 6 demonstrate these circumstances, respectively.

Example 4: Assume the same facts as Example 1.  If You withdraw $50,000, and Your accumulation value is $150,000 at the time of the withdrawal, then

We recalculate Your guaranteed amount by comparing the results of two calculations:

  First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($150,000).  This equals $100,000 and is Your “new accumulation value”.
  Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000).   This is $50,000 and is Your “new Guaranteed Amount”.

Since the new accumulation value ($100,000) is greater than or equal to the new guaranteed amount ($50,000), and it is greater than or equal to Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($50,000) or the payment amount ($7,000).

Example 5: Assume the same facts as Example 1.  If You withdraw $60,000, and Your accumulation value is $150,000 at the time of the withdrawal, then

We recalculate Your guaranteed amount by comparing the results of two calculations:

  First We deduct the amount of the withdrawal ($60,000) from Your accumulation value ($150,000).  This equals $90,000 and is Your “new accumulation value”.
  Second, We deduct the amount of the withdrawal ($60,000) from Your guaranteed amount ($100,000).   This is $40,000 and is Your “new Guaranteed Amount”.

Since the new accumulation value ($90,000) is greater than or equal to the new guaranteed amount ($40,000), but less than Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($40,000) and the payment amount is reduced.  The new payment amount is 7% of Your new accumulation value, which is $6,300.

Example 6: Assume the same facts as Example 1.  If You withdraw $50,000, and Your accumulation value is $80,000 at the time of the withdrawal, then

We recalculate Your guaranteed amount by comparing the results of two calculations:

  First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($80,000).  This equals $30,000 and is Your “new accumulation value”.
  Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000).   This is $50,000 and is Your “new Guaranteed Amount).

Since the new accumulation value ($30,000) is less than the new guaranteed amount ($50,000), Your new guaranteed amount is reduced to the new accumulation value ($30,000) and the payment amount is reduced to 7% of the new guaranteed amount ($2,100).

Example 7: Assume the same facts as Example 1.  If You elect to “step up” Your GMWB after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been inforce, and Your accumulation value at the time of step up is $200,000, then

We recalculate Your guaranteed amount by comparing the results of two calculations:

  We recalculate Your new guaranteed amount to equal Your accumulation value, which is $200,000.

Your new payment amount is equal to 7% of Your new Guaranteed Amount, or $14,000.

APPENDIX II

Guaranteed Income 5 – Examples

Basic Calculations

Example 1: Assume You select the Guaranteed Income 5  rider when You purchase Your contract, You are age 65 and Your initial premium is $100,000.

•        Your Guaranteed Payment Benefit (GPB) is $100,000, which is Your initial premium.

•        Your GPA is $5,000, which is 5% of Your initial GPB.

•        Your LPA is $5,000, which is 5% of Your initial GPB.

Example 2: Assume the same facts as Example 1.  If You make an additional premium payment of $50,000, then:

•        Your GPB would be $150,000, which is Your prior GPB ($100,000) plus Your additional premium payment ($50,000).

•        Your GPA is $7,500, which is Your prior GPA ($5,000) plus 5% of Your additional premium payment ($2,500).

•        Your LPA is $7,500, which is Your prior LPA ($5,000) plus 5% of Your additional premium payment ($2,500).

Example 3: Assume the same facts as Example 1.  If You take the maximum GPA ($5,000) before the end of the first contract year, then

•        Your GPB becomes $95,000, which is Your prior GPB ($100,000) minus the GPA ($5,000).

•        Your GPA for the next year remains $5,000, because You did not take more than the maximum GPA ($5,000).

•        Your LPA for the next year remains $5,000, because You did not take more than the maximum LPA ($5,000).

Example 4: Assume the same facts as Example 1, except the issue age is 64. You would not have an LPA benefit until age 65. On Your first contract anniversary You would be 65, so Your LPA would calculate.

•        GPB is $100,000, which was Your initial premium.

•        GPA is $5,000, which is 5% of Your initial GPB.

•        Your LPA would be $5,000, which is 5% of Your GPB ($100,000) on Your contract anniversary.

Withdrawals for more than Your GPA

Example 5: Assume the same facts as Example 1.  If You withdraw $40,000 and Your accumulation value is $150,000 at the time of withdrawal, then

•        Your GPB is $60,000, which is the lesser of Your new accumulation value ($110,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).

•        Your GPA is $5,000, which is the lesser of Your GPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

•        Your LPA is $5,000, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

Example 6: Assume the same facts as Example 1.  If You withdraw $60,000 and Your accumulation value is $150,000 at the time of withdrawal, then

•        Your GPB is $40,000, which is the lesser of Your new  accumulation value, then($90,000) and Your GPB prior to the withdrawal minus the withdrawal ($40,000).

•        Your GPA is $4,500, which is the lesser of Your GPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.

•        Your LPA is $4,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.

Example 7: Assume the same facts as Example 1.  If You withdraw $40,000 and Your accumulation value is $90,000 at the time of withdrawal, then

•        Your GPB is $50,000, which is the lesser of Your new accumulation value ($50,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).

•        Your GPA is $2,500, which is the lesser of Your GPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.

•        Your LPA is $2,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.

Step-Up

Example 8: Assume the same facts as in Example 1. If You elect to “Step-Up” Your benefit after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been in force, and Your accumulation value at the time of step up is $200,000, then

•        Your GPB is $200,000, which is Your accumulation value on the Step-Up Date.

•        Your new GPA is $10,000, which is the greater of Your GPA prior to Step-Up ($5,000) and 5% of Your new GPB ($200,000).

•        Your new LPA is $10,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($200,000).

Example 9: Assume the same facts as in Example 1. If You had taken $5,000 withdrawals each of Your first 5 contract years, Your GPB would be $75,000.  If You elect to “Step-Up” Your benefit after the 5th contract anniversary and Your accumulation value at the time of step up is $90,000, then

•        Your GPB is $90,000, which is Your accumulation value on the Step-Up Date.

•        Your new GPA is $5,000, which is the greater of Your GPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).

•        Your new LPA is $5,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).

Bonus Credit

Example 10: Assume the same facts as in Example 1. If You have not taken any withdrawals as of Your first contract anniversary, You would get a bonus credit, then

•        Your GPB is $105,000, which is Your GPB prior to the Bonus Credit ($100,000) plus 5% of Your initial GPB ($100,000).

•        Your GPA is $5,250, which is the greater of Your GPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($105,000).

•        Your LPA is $5,250, which is the greater of Your LPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($105,000).

Example 11: Assume the same facts as in Example 3. Since You took a withdrawal in year 1, You would not get a bonus credit in year 1.  If You have not taken any withdrawals in year 2, You would get a bonus credit, then

•        Your GPB is $100,000, which is Your GPB prior to the Bonus Credit ($95,000) plus 5% of Your initial GPB ($100,000).

•        Your GPA is $5,000, which is the greater of Your GPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($100,000).

•        Your LPA is $5,000, which is the greater of Your LPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($100,000).

Example 12:  Assume the same facts as in Example 11.  Since You took a withdrawal in year 1, You would not get a bonus credit in year 1.  Since You did not take a withdrawal in year 2, You would receive a bonus credit in year 2.  Now assume You took a withdrawal in year 3 for $50,000.  You would not get a bonus credit in year 3 and, because the $50,000 exceeds Your GPA of $5,000, You will not be eligible to receive any more bonus credits, even if You do not take withdrawals in years 4 through 10.

GPA is more than LPA

Example 13: Assume the same facts as in Example 1, except the issue age is 60.  Since the issue age is 60, the LPA would not calculate for 5 years (until age 65).  Assume You take withdrawals of $5,000 each of the first 5 contract years, then

•        Your GPB is $75,000, which is Your initial GPB ($100,000) minus $5,000 for 5 contract years.

•        Your GPA is $5,000, which is Your initial GPA ($5,000), since You have not taken more than Your GPA in any contract year.

•        Your initial LPA is $3,750, which is 5% times Your GPB ($75,000) on Your 5th contract anniversary.

Example 14: Assume the same facts as in Example 12.  If You take a withdrawal for $4,000 which is greater than Your LPA, but less than Your GPA, then Your LPA would recalculate, and

•        Your GPB is $71,000, which is Your prior GPB ($75,000) minus Your withdrawal ($4,000) since the withdrawal was less than the GPA.

•        Your GPA for the next year remains $5,000, because You did not take more than the maximum GPA ($5,000).

•        Your LPA is $3,550, which is 5% times Your GPB ($71,000).

APPENDIX III

Guaranteed Income Select Rider - Examples

Example 1:  Assumes a 55 year old male elects the Guaranteed Income Select Rider at issue.  At age 65, the contract holder wishes to annuitize for a life payout option.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$100,000.00
	Base Contract Income Factor	5.69
	Base Contract Monthly Income Payment	$569.00

	GMIB Roll-Up Benefit	$162,889
	GMIB Annual Step-Up Benefit	$125,000
	GMIB Accumulation value (greater of roll-up and Annual Step-Up benefit)	$162,889
	GMIB Income Factor	4.65
	GMIB Monthly Income Payment	$757.44

	Monthly Income Payment (greatest income payment)	$757.44

 Example 2:  Assumes the same facts as Example 1.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$140,000.00
	Base Contract Income Factor	5.69
	Base Contract Monthly Income Payment	$796.60

	GMIB Roll-Up Benefit	$162,889
	GMIB Annual Step-Up Benefit	$190,000
	GMIB Accumulation value (greater of roll-up and Annual Step-Up benefit)	$190,000
	GMIB Income Factor	4.65
	GMIB Monthly Income Payment	$883.50

	Monthly Income Payment (greatest income payment)	$883.50

Example 3:  Assumes the same facts as Example 1.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value	$150,000.00
	Base Contract Income Factor	5.69
	Base Contract Monthly Income Payment	$853.50

	GMIB Roll-Up Benefit	$162,889
	GMIB Annual Step-Up Benefit	$160,000
	GMIB accumulation value (greater of roll-up and Annual Step-Up benefit)	$162,889
	GMIB Income Factor	4.65
	GMIB Monthly Income Payment	$757.44

	Monthly Income Payment (greatest income payment)	$853.50

Example 4:  Assumes a 55 year old male elects the Guaranteed Income Select Rider at issue.  At age 65, the contract holder chooses not to annuitize and keeps the contract inforce.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value before GMAB benefit	$90,000.00

	GMAB Benefit	$100,000.00

	Base Contract Account Value after GMAB benefit	$100,000.00

Example 5:  Assumes the same facts as Example 4.

Age		Contract Values

55	Initial Premium	$100,000.00

65	Base Contract Account Value before GMAB benefit	$150,000.00

	GMAB Benefit	$100,000.00

	Base Contract Account Value after GMAB benefit	$150,000.00

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

Midland National Life Insurance Company

4601 Westown Parkway, Suite 300

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E.,  Washington, DC  20549-0102.

SEC File No. 811-07772

navasaipage1.htm - Midland National Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION FOR THE
NATIONAL ADVANTAGE VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Offered by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

4601 Westown Parkway, Suite 300

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Fax: (866) 270-9565 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the National Advantage Variable Annuity (“contract”) offered by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2010, by contacting Us at our Principal Office using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated  May 1, 2010

na_sai-2.htm - Midland National Life Insurance Company

THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

Other Investment Division Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

CONDENSED FINANCIALS

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to You.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with Us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, We are not liable for payments made by Us before We record the written notice.    A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

Accumulation Unit Value

We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

•        First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of  any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

•        Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

•        Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge for the basic contract, with no riders, is currently 0.00260% which is an effective annual rate of 0.95%.  This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.  The daily charge, for a contract with the highest possible combination of the riders, is currently 0.00986% which as an effective annual rate of 3.60%.  The highest possible combination of rider charges is for all riders except for the Surrender Charge Rider the Guaranteed Income SelectRider, the Guaranteed Minimum Withdrawal Benefit Rider (GMWB) and the Guaranteed Income 5 Rider. The Surrender Charge Rider cannot be elected in combination with the Bonus Credit and the Higher Education Riders. The GMWB Rider cannot be elected in combination with the Higher Education, Guaranteed Income 5, Guaranteed IncomeSelector Estate Planning Riders. The Guaranteed Income 5Rider cannot be elected in combination with the Higher Education, GMWB, Guaranteed Income Select, Bonus Credit or Estate Planning Riders. The Guaranteed Income Select Rider cannot be elected with the GMWB, Guaranteed IncomeSelector the Higher Education Riders.

•        Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10.  The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

(1) =  the Annuity Unit Value for the preceding business day:

(2) =  the net investment factor (as described above) for that division on that business day.

(3) =  the investment result adjustment factor 0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's and Rydex VT U.S. Government Money Market Fund investment division's (called “the money market investment divisions” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment divisions or on their respective portfolio securities. This current annualized yield is computed for each money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the a money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment divisions of the Separate Account will be lower than the yield for the respective money market investment divisions or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment divisions for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment divisions normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions’ actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment divisions or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment divisions or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment Division Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment divisions) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]

cd

Where:     a =     net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment division.

                   b =    expenses accrued for the period (net of reimbursements).

                   c =     the average daily number of units outstanding during the period.

                   d =    the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:            P =        a hypothetical initial payment of $1,000

                         T =        average annual total return

                         n =        number of years

        ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current annual $30 annual maintenance fee. This additional amount is based on an average accumulation value of $19,240 so it is calculated as $30/$19,240, or 0.16% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.

Midland National may disclose average annual total returns in various ways, depicting (a) whether the contract is surrendered or maintained in force; (b) whether the premium bonus credit is selected; (c) whether other optional riders are selected.  Accordingly, Midland National may disclose the following types of average annual total return:

1.      The contract is surrendered and has the premium bonus credit and all other possible optional riders;

2.      The contract is surrendered, but neither the bonus nor any other riders are selected;

3.      The contract is surrendered, the bonus is selected but no other riders are selected;

4.      The contract is not surrendered, the bonus credit is not selected, but all other riders are selected; and

5.      The contract is not surrendered, and neither the bonus credit nor any other riders are selected.

Total return figures may also reflect that some but not all riders (other than the bonus) are selected.

Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown.  Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%.  The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] - 1

Where:          CTR =     the cumulative total return net of investment division recurring charges for the period.

                       ERV =     ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                       P      =     an assumed initial payment of $1,000

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current annual $30 annual maintenance fee. This additional amount is based on an  average accumulation value of $19,240 so it is calculated as $30/$19,240, or 0.16% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA (except 403(b) contracts). The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner's “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.   A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.  Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement.  These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions  made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability.  Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  We will defer such payments you request until all information required under the tax law has been received.  By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations.  The contract can be used with such plans.  Under such plans a participant may specify the form of investment in which his or her participation will be made.  Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.   In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC (“Sammons Securities Company) serves as principal underwriter for the contracts.  Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103.  Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Securities Company offers the contracts through its registered representatives.  Sammons Securities Company is a member of the Securities Investor Protection Corporation.  Sammons Securities Company also may enter into selling agreements with other broker-dealers (“selling firms”) and compensate them for their services.  Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to these contracts and other variable annuity contracts not included in this registration statement in the following amounts during the periods indicated:

Our distribution agreement with Sammons Securities Company allows for 100% pass-through of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C.  Total commissions and underwriting fees are as follows:

Fiscal Year	Amount of Commissions Paid to Sammons Securities Company *	Aggregate Amount of Underwriting Fee Paid to Sammons Securities Company**

2007	$3,935,859	$437,630
2008	$2,964,257	$173,599
2009	$4,281,608	$104,194

*Represents commissions paid on National Advantage Variable Annuity contracts.

**Represents an underwriting fee paid to Sammons Securities Company for all of Midland National’s variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

•         sales representative training allowances,

•         deferred compensation and insurance benefits,

•         advertising expenses, and

•         all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

•         “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We also paid flat dollar amounts to certain firms. Our sales and marketing personnel were permitted to attend selling firm’s annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm’s registered representatives. During 2009, We made such payments of between $5,000 and $12,000 to eight selling firms; lesser amounts were paid to other selling firms.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all Premiums and redemptions of fund shares held by each of the investment divisions.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2009, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

100 E. Wisconsin Ave., Suite 1800

Milwaukee, WI 53202

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus.  The information for all other accumulation unit values are shown below.

Table 1 1.05% Asset Charge

Base Contract with GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	11.07	4.82	0.00
AIM V.I. Global Health Care Fund	23.24	10.55	0.00
AIM V.I. Technology Fund	23.08	10.51	0.00
AIM V.I. Utilities Fund	13.65	11.38	0.00
Alger Capital Appreciation Portfolio	22.84	13.63	0.00
Alger Large Cap Growth Portfolio	17.41	10.06	213.37
Alger Mid-Cap Growth Portfolio	10.94	9.02	0.00
Alger Small Capitalization Growth Portfolio	22.68	11.22	0.00
American Century VP Balanced Fund	10.91	10.32	0.00
American Century VP Capital Appreciation Fund	25.72	13.28	0.00
American Century VP Income & Growth Fund	22.45	8.71	0.00
American Century VP Inflation Protection Fund	13.43	11.63	1,130.02
American Century VP International Fund	22.29	11.18	0.00
American Century VP Large Company Value	10.81	8.72	0.00
American Century VP Mid Cap Value Fund	22.14	11.27	0.00
American Century VP Ultra® Fund	25.25	9.03	0.00
American Century VP Value Fund	12.44	9.64	214.30
Calvert VS Social Equity Portfolio	21.91	10.11	0.00
Calvert VS Social Mid Cap Growth Portfolio	13.24	9.28	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.69	11.07	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	8.07	10.57	0.00
Fidelity VIP Balanced Portfolio	8.09	11.08	0.00
Fidelity VIP Contrafund Portfolio	7.83	10.49	0.00
Fidelity VIP Equity-Income Portfolio	6.94	8.92	350.26
Fidelity VIP Growth & Income Portfolio	7.56	9.50	0.00
Fidelity VIP Growth Opportunities Portfolio	6.02	8.67	0.00
Fidelity VIP Growth Portfolio	7.14	9.05	0.00
Fidelity VIP High Income Portfolio	8.30	11.78	0.00
Fidelity VIP Index 500 Portfolio	7.57	9.46	547.90
Fidelity VIP Investment Grade Bond Portfolio	10.13	11.57	1,152.58
Fidelity VIP MidCap Portfolio	8.19	11.33	0.00
Fidelity VIP Money Market Portfolio	11.12	11.08	876.03
Fidelity VIP Overseas Portfolio	8.32	10.39	0.00
Fidelity VIP Value Strategies Portfolio	6.00	9.32	0.00
Goldman Sachs VIT Large Cap Value Fund	8.00	9.36	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.52	9.90	216.07
Goldman Sachs VIT Structured Small Cap Equity Fund	6.06	7.66	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.60	8.93	628.65
JPMorgan Insurance Trust Small Cap Core Portfolio	7.20	8.74	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.72	9.08	0.00
Lord Abbett Series Fund, Inc. International Portfolio	7.15	10.46	508.52
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.78	8.50	0.00
MFS VIT Growth Series	8.35	11.35	0.00
MFS VIT Investors Trust Series	8.31	10.41	0.00
MFS VIT New Discovery Series	6.94	11.19	0.00
MFS VIT Research Series	7.83	10.09	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.15	10.59	0.00
Neuberger Berman AMT Regency Portfolio	6.26	9.07	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.32	7.68	0.00
PIMCO VIT High Yield Portfolio	8.40	11.65	361.08
PIMCO VIT Low Duration Portfolio	10.79	12.10	0.00
PIMCO VIT Real Return Portfolio	10.09	11.82	0.00
PIMCO VIT Total Return Portfolio	11.43	12.90	2,210.82
Rydex VT All-Cap Opportunity Fund	8.45	10.65	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.70	9.96	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	7.06	8.34	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	12.17	7.21	0.00
Rydex VT Inverse S&P 500 Fund	12.42	8.90	0.00
Rydex VT NASDAQ-100® Fund	7.25	10.90	0.00
Rydex VT Nova Fund	5.44	7.30	0.00
Rydex VT U.S. Govt Money Market Fund	10.63	10.52	0.00
Van Eck Worldwide Bond Fund	11.54	12.10	0.00
Van Eck Worldwide Emerging Markets Fund	7.50	15.82	0.00
Van Eck Worldwide Hard Assets Fund	11.11	17.32	116.93

Table 2 1.15% Asset Charge

Base Contract with GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	23.24	4.80	0.00
AIM V.I. Global Health Care Fund	23.08	10.51	0.00
AIM V.I. Technology Fund	13.65	10.46	0.00
AIM V.I. Utilities Fund	17.41	11.33	0.00
Alger Capital Appreciation Portfolio	10.94	13.57	0.00
Alger Large Cap Growth Portfolio	22.84	10.02	1,258.65
Alger Mid-Cap Growth Portfolio	22.68	8.98	156.60
Alger Small Capitalization Growth Portfolio	10.91	11.17	0.00
American Century VP Balanced Fund	25.72	10.27	0.00
American Century VP Capital Appreciation Fund	22.45	13.22	0.00
American Century VP Income & Growth Fund	13.43	8.68	0.00
American Century VP Inflation Protection Fund	22.29	11.58	1,586.19
American Century VP International Fund	10.81	11.13	273.47
American Century VP Large Company Value	22.14	8.69	0.00
American Century VP Mid Cap Value Fund	25.25	11.22	0.00
American Century VP Ultra® Fund	12.44	8.99	0.00
American Century VP Value Fund	21.91	9.60	786.61
Calvert VS Social Equity Portfolio	13.24	10.07	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.08	9.24	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.66	11.03	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	8.04	10.52	0.00
Fidelity VIP Balanced Portfolio	8.07	11.03	0.00
Fidelity VIP Contrafund Portfolio	7.80	10.44	0.00
Fidelity VIP Equity-Income Portfolio	6.91	8.88	608.80
Fidelity VIP Growth & Income Portfolio	7.53	9.46	0.00
Fidelity VIP Growth Opportunities Portfolio	6.00	8.63	0.00
Fidelity VIP Growth Portfolio	7.12	9.01	0.00
Fidelity VIP High Income Portfolio	8.27	11.73	93.36
Fidelity VIP Index 500 Portfolio	7.54	9.42	1,789.33
Fidelity VIP Investment Grade Bond Portfolio	10.09	11.52	290.23
Fidelity VIP MidCap Portfolio	8.17	11.28	0.00
Fidelity VIP Money Market Portfolio	11.08	11.03	1,347.82
Fidelity VIP Overseas Portfolio	8.29	10.34	291.43
Fidelity VIP Value Strategies Portfolio	5.98	9.28	0.00
Goldman Sachs VIT Large Cap Value Fund	7.97	9.32	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.49	9.86	347.28
Goldman Sachs VIT Structured Small Cap Equity Fund	6.04	7.63	383.54
JPMorgan Insurance Trust Core Bond Portfolio	8.58	8.89	1,688.97
JPMorgan Insurance Trust Small Cap Core Portfolio	7.18	8.70	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.69	9.04	0.00
Lord Abbett Series Fund, Inc. International Portfolio	7.12	10.41	1,934.96
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.76	8.46	500.80
MFS VIT Growth Series	8.33	11.30	0.00
MFS VIT Investors Trust Series	8.28	10.36	0.00
MFS VIT New Discovery Series	6.92	11.15	0.00
MFS VIT Research Series	7.80	10.04	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.12	10.55	0.00
Neuberger Berman AMT Regency Portfolio	6.24	9.04	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.30	7.65	0.00
PIMCO VIT High Yield Portfolio	8.37	11.60	662.91
PIMCO VIT Low Duration Portfolio	10.75	12.04	0.00
PIMCO VIT Real Return Portfolio	10.06	11.77	0.00
PIMCO VIT Total Return Portfolio	11.40	12.85	2,899.89
Rydex VT All-Cap Opportunity Fund	8.43	10.60	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.65	9.92	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	7.03	8.30	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	12.12	7.18	0.00
Rydex VT Inverse S&P 500 Fund	12.37	8.86	0.00
Rydex VT NASDAQ-100® Fund	7.22	10.85	0.00
Rydex VT Nova Fund	5.43	7.27	0.00
Rydex VT U.S. Govt Money Market Fund	10.59	10.48	0.00
Van Eck Worldwide Bond Fund	11.50	12.05	0.00
Van Eck Worldwide Emerging Markets Fund	7.47	15.75	0.00
Van Eck Worldwide Hard Assets Fund	11.07	17.24	303.60

Table 3 – 1.20% Asset Charge

Base Contract with Minimum Premium Rider Base Contract with Surrender Charge Rider – Five Years
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	23.08	5.49	118,911.49
AIM V.I. Global Health Care Fund	13.65	11.51	58,817.35
AIM V.I. Technology Fund	17.41	9.69	43,737.31
AIM V.I. Utilities Fund	22.84	15.63	1,875.51
Alger Capital Appreciation Portfolio	22.68	13.85	6,450.12
Alger Large Cap Growth Portfolio	10.94	10.21	28,621.82
Alger Mid-Cap Growth Portfolio	10.91	11.22	49,245.29
Alger Small Capitalization Growth Portfolio	25.72	14.65	997.51
American Century VP Balanced Fund	22.45	12.13	12,943.22
American Century VP Capital Appreciation Fund	13.43	14.58	2,367.00
American Century VP Income & Growth Fund	22.29	10.04	1,798.68
American Century VP Inflation Protection Fund	10.81	11.56	18,195.49
American Century VP International Fund	22.14	13.51	14,332.79
American Century VP Large Company Value	25.25	8.82	1,446.91
American Century VP Mid Cap Value Fund	12.44	11.83	128.83
American Century VP Ultra® Fund	21.91	8.78	5,281.35
American Century VP Value Fund	13.24	12.28	23,428.84
Calvert VS Social Equity Portfolio	8.48	11.25	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.77	10.13	183.28
Fidelity VIP Asset ManagerSM Portfolio	9.45	12.03	234.92
Fidelity VIP Asset Manager: Growth® Portfolio	8.52	11.15	972.75
Fidelity VIP Balanced Portfolio	8.79	12.02	8,310.15
Fidelity VIP Contrafund Portfolio	10.81	14.47	92,307.71
Fidelity VIP Equity-Income Portfolio	8.23	10.56	24,943.66
Fidelity VIP Growth & Income Portfolio	7.99	10.02	707.89
Fidelity VIP Growth Opportunities Portfolio	6.46	9.29	895.19
Fidelity VIP Growth Portfolio	6.74	8.52	1,673.06
Fidelity VIP High Income Portfolio	11.48	16.27	86,852.60
Fidelity VIP Index 500 Portfolio	8.23	10.27	48,161.55
Fidelity VIP Investment Grade Bond Portfolio	11.68	13.33	99,227.74
Fidelity VIP MidCap Portfolio	13.31	18.38	7,807.43
Fidelity VIP Money Market Portfolio	11.17	11.12	133,876.29
Fidelity VIP Overseas Portfolio	11.51	14.36	13,783.37
Fidelity VIP Value Strategies Portfolio	6.51	10.11	794.28
Goldman Sachs VIT Large Cap Value Fund	8.15	9.53	5,403.24
Goldman Sachs VIT Mid Cap Value Fund	8.23	10.83	13,032.21
Goldman Sachs VIT Structured Small Cap Equity Fund	6.36	8.02	7,971.74
JPMorgan Insurance Trust Core Bond Portfolio	9.71	10.06	18,400.81
JPMorgan Insurance Trust Small Cap Core Portfolio	9.34	11.32	1,586.03
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.94	10.51	104,363.85
Lord Abbett Series Fund, Inc. International Portfolio	11.27	16.47	25,943.51
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.82	12.28	93,142.89
MFS VIT Growth Series	8.41	11.41	234.67
MFS VIT Investors Trust Series	8.93	11.16	370.17
MFS VIT New Discovery Series	6.72	10.82	77.00
MFS VIT Research Series	8.83	11.36	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.68	11.26	40,243.59
Neuberger Berman AMT Regency Portfolio	6.72	9.73	464.92
Neuberger Berman AMT Small-Cap Growth Portfolio	6.35	7.70	44,864.21
PIMCO VIT High Yield Portfolio	10.09	13.99	27,029.66
PIMCO VIT Low Duration Portfolio	10.75	12.03	42,678.62
PIMCO VIT Real Return Portfolio	11.38	13.31	41,242.61
PIMCO VIT Total Return Portfolio	12.11	13.65	101,783.48
Rydex VT All-Cap Opportunity Fund	9.94	12.50	17,506.75
Rydex VT Government Long Bond 1.2x Strategy Fund	15.79	10.68	639.38
Rydex VT Inverse Government Long Bond Strategy Fund	5.83	6.88	9,295.27
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.47	4.42	34,287.75
Rydex VT Inverse S&P 500 Fund	9.48	6.79	61,241.91
Rydex VT NASDAQ-100® Fund	8.23	12.36	77.61
Rydex VT Nova Fund	5.89	7.89	7,626.02
Rydex VT U.S. Govt Money Market Fund	10.33	10.21	6,181.51
Van Eck Worldwide Bond Fund	14.88	15.58	39,570.55
Van Eck Worldwide Emerging Markets Fund	13.55	28.54	11,981.18
Van Eck Worldwide Hard Assets Fund	23.24	36.17	52,804.98

Table 4 – 1.30% Asset Charge

Base Contract with Estate Planning Rider

Base Contract with Surrender Charge Rider – Three Years

Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	13.65	5.45	9,885.77
AIM V.I. Global Health Care Fund	17.41	11.42	6,193.72
AIM V.I. Technology Fund	22.84	9.61	5,522.25
AIM V.I. Utilities Fund	10.94	15.51	6,346.81
Alger Capital Appreciation Portfolio	10.91	13.74	6,472.04
Alger Large Cap Growth Portfolio	22.68	10.13	32,449.75
Alger Mid-Cap Growth Portfolio	25.72	11.13	13,585.14
Alger Small Capitalization Growth Portfolio	22.45	14.53	840.46
American Century VP Balanced Fund	13.43	12.03	50,992.97
American Century VP Capital Appreciation Fund	22.29	14.47	13,141.67
American Century VP Income & Growth Fund	10.81	9.96	336.34
American Century VP Inflation Protection Fund	22.14	11.51	41,713.20
American Century VP International Fund	25.25	13.41	15,240.65
American Century VP Large Company Value	12.44	8.77	434.09
American Century VP Mid Cap Value Fund	21.91	11.77	829.77
American Century VP Ultra® Fund	13.24	8.74	519.83
American Century VP Value Fund	10.31	12.19	32,998.40
Calvert VS Social Equity Portfolio	8.42	11.16	3,088.62
Calvert VS Social Mid Cap Growth Portfolio	7.72	10.05	4,695.19
Fidelity VIP Asset ManagerSM Portfolio	9.39	11.93	2,261.26
Fidelity VIP Asset Manager: Growth® Portfolio	8.46	11.06	294.64
Fidelity VIP Balanced Portfolio	8.73	11.92	52,960.59
Fidelity VIP Contrafund Portfolio	10.73	14.35	68,811.81
Fidelity VIP Equity-Income Portfolio	8.18	10.48	27,556.30
Fidelity VIP Growth & Income Portfolio	7.93	9.95	191.14
Fidelity VIP Growth Opportunities Portfolio	6.42	9.21	353.62
Fidelity VIP Growth Portfolio	6.69	8.45	1,510.64
Fidelity VIP High Income Portfolio	11.40	16.14	71,035.45
Fidelity VIP Index 500 Portfolio	8.17	10.19	62,350.24
Fidelity VIP Investment Grade Bond Portfolio	11.60	13.23	19,974.08
Fidelity VIP MidCap Portfolio	13.22	18.23	10,949.28
Fidelity VIP Money Market Portfolio	11.09	11.03	55,037.40
Fidelity VIP Overseas Portfolio	11.43	14.25	29,740.06
Fidelity VIP Value Strategies Portfolio	6.48	10.05	2,217.45
Goldman Sachs VIT Large Cap Value Fund	8.12	9.48	4,871.86
Goldman Sachs VIT Mid Cap Value Fund	8.20	10.78	24,943.53
Goldman Sachs VIT Structured Small Cap Equity Fund	6.34	7.98	9,969.45
JPMorgan Insurance Trust Core Bond Portfolio	9.64	9.98	25,110.70
JPMorgan Insurance Trust Small Cap Core Portfolio	9.28	11.23	1,539.52
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.88	10.42	24,685.27
Lord Abbett Series Fund, Inc. International Portfolio	11.19	16.34	45,312.17
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.75	12.19	24,065.73
MFS VIT Growth Series	8.35	11.32	1,671.48
MFS VIT Investors Trust Series	8.87	11.08	325.19
MFS VIT New Discovery Series	6.68	10.74	759.59
MFS VIT Research Series	8.77	11.27	399.16
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.65	11.21	1,153.74
Neuberger Berman AMT Regency Portfolio	6.69	9.68	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.32	7.66	3,579.74
PIMCO VIT High Yield Portfolio	10.04	13.90	49,064.61
PIMCO VIT Low Duration Portfolio	10.69	11.95	8,845.37
PIMCO VIT Real Return Portfolio	11.31	13.22	12,542.30
PIMCO VIT Total Return Portfolio	12.04	13.56	134,990.05
Rydex VT All-Cap Opportunity Fund	9.89	12.43	849.69
Rydex VT Government Long Bond 1.2x Strategy Fund	15.72	10.62	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.80	6.84	574.89
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.42	4.39	692.97
Rydex VT Inverse S&P 500 Fund	9.42	6.74	5,817.98
Rydex VT NASDAQ-100® Fund	8.18	12.27	875.71
Rydex VT Nova Fund	5.85	7.83	48.04
Rydex VT U.S. Govt Money Market Fund	10.26	10.13	6,325.53
Van Eck Worldwide Bond Fund	14.78	15.47	4,844.94
Van Eck Worldwide Emerging Markets Fund	13.46	28.32	8,607.90
Van Eck Worldwide Hard Assets Fund	23.08	35.88	9,472.26

Table 5 – 1.35% Asset Charge

Base Contract with GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	17.41	4.82	0.00
AIM V.I. Global Health Care Fund	22.84	11.64	0.00
AIM V.I. Technology Fund	10.94	10.18	0.00
AIM V.I. Utilities Fund	22.68	12.95	0.00
Alger Capital Appreciation Portfolio	25.72	14.57	0.00
Alger Large Cap Growth Portfolio	10.91	10.86	5,694.87
Alger Mid-Cap Growth Portfolio	22.45	9.66	2,691.71
Alger Small Capitalization Growth Portfolio	13.43	12.43	0.00
American Century VP Balanced Fund	22.29	10.56	0.00
American Century VP Capital Appreciation Fund	10.81	14.95	0.00
American Century VP Income & Growth Fund	22.14	9.01	0.00
American Century VP Inflation Protection Fund	25.25	11.48	3,897.32
American Century VP International Fund	12.44	11.86	2,040.68
American Century VP Large Company Value	21.91	8.75	0.00
American Century VP Mid Cap Value Fund	13.24	11.74	0.00
American Century VP Ultra® Fund	6.57	8.72	0.00
American Century VP Value Fund	8.42	9.94	5,354.18
Calvert VS Social Equity Portfolio	7.87	10.42	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.25	9.45	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.77	11.14	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	8.13	10.62	0.00
Fidelity VIP Balanced Portfolio	8.07	11.02	0.00
Fidelity VIP Contrafund Portfolio	8.46	11.31	0.00
Fidelity VIP Equity-Income Portfolio	7.12	9.12	5,311.95
Fidelity VIP Growth & Income Portfolio	7.58	9.50	0.00
Fidelity VIP Growth Opportunities Portfolio	6.09	8.74	0.00
Fidelity VIP Growth Portfolio	7.26	9.16	0.00
Fidelity VIP High Income Portfolio	8.35	11.81	475.28
Fidelity VIP Index 500 Portfolio	7.74	9.65	10,210.16
Fidelity VIP Investment Grade Bond Portfolio	10.14	11.55	1,521.11
Fidelity VIP MidCap Portfolio	8.96	12.35	0.00
Fidelity VIP Money Market Portfolio	11.10	11.03	2,157.99
Fidelity VIP Overseas Portfolio	9.01	11.22	2,178.70
Fidelity VIP Value Strategies Portfolio	6.10	9.46	0.00
Goldman Sachs VIT Large Cap Value Fund	8.10	9.46	0.00
Goldman Sachs VIT Mid Cap Value Fund	8.19	10.75	3,180.53
Goldman Sachs VIT Structured Small Cap Equity Fund	6.32	7.96	3,002.12
JPMorgan Insurance Trust Core Bond Portfolio	8.68	8.98	4,868.43
JPMorgan Insurance Trust Small Cap Core Portfolio	7.49	9.06	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.75	9.09	0.00
Lord Abbett Series Fund, Inc. International Portfolio	8.18	11.94	8,167.71
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	7.28	9.10	972.28
MFS VIT Growth Series	8.73	11.83	0.00
MFS VIT Investors Trust Series	8.65	10.80	0.00
MFS VIT New Discovery Series	7.20	11.57	0.00
MFS VIT Research Series	8.38	10.77	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.63	11.18	0.00
Neuberger Berman AMT Regency Portfolio	6.68	9.66	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.31	7.64	0.00
PIMCO VIT High Yield Portfolio	8.59	11.88	1,825.63
PIMCO VIT Low Duration Portfolio	10.65	11.90	0.00
PIMCO VIT Real Return Portfolio	10.13	11.83	0.00
PIMCO VIT Total Return Portfolio	11.53	12.98	10,869.98
Rydex VT All-Cap Opportunity Fund	8.97	11.27	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.69	10.60	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.38	7.51	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	12.09	7.15	0.00
Rydex VT Inverse S&P 500 Fund	11.90	8.50	0.00
Rydex VT NASDAQ-100® Fund	7.12	10.68	0.00
Rydex VT Nova Fund	5.61	7.50	0.00
Rydex VT U.S. Govt Money Market Fund	10.54	10.40	0.00
Van Eck Worldwide Bond Fund	11.24	11.75	0.00
Van Eck Worldwide Emerging Markets Fund	8.91	18.74	0.00
Van Eck Worldwide Hard Assets Fund	13.65	21.21	1,358.73

Table 6 – 1.40% Asset Charge

Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset

Allocation Mode

Base Contract with Three-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	22.84	4.77	0.00
AIM V.I. Global Health Care Fund	10.94	10.97	0.00
AIM V.I. Technology Fund	22.68	9.90	0.00
AIM V.I. Utilities Fund	10.91	15.48	0.00
Alger Capital Appreciation Portfolio	22.45	14.42	0.00
Alger Large Cap Growth Portfolio	25.72	10.60	0.00
Alger Mid-Cap Growth Portfolio	13.43	9.98	0.00
Alger Small Capitalization Growth Portfolio	22.29	12.97	0.00
American Century VP Balanced Fund	10.81	11.06	0.00
American Century VP Capital Appreciation Fund	22.14	14.95	0.00
American Century VP Income & Growth Fund	25.25	9.48	0.00
American Century VP Inflation Protection Fund	12.44	11.45	0.00
American Century VP International Fund	21.91	12.59	0.00
American Century VP Large Company Value	13.24	8.73	0.00
American Century VP Mid Cap Value Fund	9.15	11.71	0.00
American Century VP Ultra® Fund	6.56	8.70	0.00
American Century VP Value Fund	8.99	10.61	0.00
Calvert VS Social Equity Portfolio	8.05	10.66	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.28	9.48	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.79	11.16	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	8.12	10.60	0.00
Fidelity VIP Balanced Portfolio	8.17	11.15	0.00
Fidelity VIP Contrafund Portfolio	9.41	12.56	0.00
Fidelity VIP Equity-Income Portfolio	7.51	9.62	0.00
Fidelity VIP Growth & Income Portfolio	7.65	9.59	0.00
Fidelity VIP Growth Opportunities Portfolio	6.19	8.87	0.00
Fidelity VIP Growth Portfolio	6.96	8.78	0.00
Fidelity VIP High Income Portfolio	8.80	12.45	0.00
Fidelity VIP Index 500 Portfolio	8.04	10.02	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.29	11.72	0.00
Fidelity VIP MidCap Portfolio	10.60	14.61	0.00
Fidelity VIP Money Market Portfolio	11.06	10.98	0.00
Fidelity VIP Overseas Portfolio	9.48	11.80	0.00
Fidelity VIP Value Strategies Portfolio	6.45	10.00	0.00
Goldman Sachs VIT Large Cap Value Fund	8.09	9.43	0.00
Goldman Sachs VIT Mid Cap Value Fund	8.17	10.73	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.31	7.94	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.81	9.11	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	8.96	10.84	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.28	9.71	0.00
Lord Abbett Series Fund, Inc. International Portfolio	9.03	13.17	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	8.35	10.43	0.00
MFS VIT Growth Series	9.00	12.18	0.00
MFS VIT Investors Trust Series	9.05	11.29	0.00
MFS VIT New Discovery Series	6.89	11.08	0.00
MFS VIT Research Series	8.87	11.39	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.61	11.15	0.00
Neuberger Berman AMT Regency Portfolio	6.67	9.63	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.30	7.62	0.00
PIMCO VIT High Yield Portfolio	9.14	12.65	0.00
PIMCO VIT Low Duration Portfolio	10.65	11.90	0.00
PIMCO VIT Real Return Portfolio	10.59	12.36	0.00
PIMCO VIT Total Return Portfolio	11.78	13.25	0.00
Rydex VT All-Cap Opportunity Fund	9.85	12.36	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.66	10.57	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.78	6.80	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	10.97	6.48	0.00
Rydex VT Inverse S&P 500 Fund	11.09	7.92	0.00
Rydex VT NASDAQ-100® Fund	7.38	11.06	0.00
Rydex VT Nova Fund	5.89	7.86	0.00
Rydex VT U.S. Govt Money Market Fund	10.41	10.27	0.00
Van Eck Worldwide Bond Fund	11.96	12.50	0.00
Van Eck Worldwide Emerging Markets Fund	10.21	21.46	0.00
Van Eck Worldwide Hard Assets Fund	17.41	27.04	0.00

Table 7 – 1.45% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider Base Contract with Minimum Premium Rider and Surrender Charge Rider – Five Years Base Contract with Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	10.94	5.38	8,212.23
AIM V.I. Global Health Care Fund	22.68	11.29	5,693.83
AIM V.I. Technology Fund	10.91	9.50	4,286.27
AIM V.I. Utilities Fund	25.72	15.34	3,603.95
Alger Capital Appreciation Portfolio	13.43	13.58	5,099.95
Alger Large Cap Growth Portfolio	22.45	10.01	38,258.27
Alger Mid-Cap Growth Portfolio	22.29	11.00	14,046.39
Alger Small Capitalization Growth Portfolio	10.81	14.36	968.33
American Century VP Balanced Fund	22.14	11.89	6,833.11
American Century VP Capital Appreciation Fund	25.25	14.30	1,376.78
American Century VP Income & Growth Fund	12.44	9.84	949.55
American Century VP Inflation Protection Fund	21.91	11.42	42,867.96
American Century VP International Fund	13.24	13.25	35,373.77
American Century VP Large Company Value	7.37	8.71	2,462.95
American Century VP Mid Cap Value Fund	9.13	11.69	949.39
American Century VP Ultra® Fund	6.54	8.67	12,612.61
American Century VP Value Fund	10.21	12.04	39,505.74
Calvert VS Social Equity Portfolio	8.34	11.03	249.41
Calvert VS Social Mid Cap Growth Portfolio	7.64	9.94	339.71
Fidelity VIP Asset ManagerSM Portfolio	9.29	11.79	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	8.38	10.93	145.90
Fidelity VIP Balanced Portfolio	8.64	11.78	9,098.15
Fidelity VIP Contrafund Portfolio	10.62	14.18	50,767.65
Fidelity VIP Equity-Income Portfolio	8.09	10.36	38,286.81
Fidelity VIP Growth & Income Portfolio	7.85	9.83	984.60
Fidelity VIP Growth Opportunities Portfolio	6.35	9.10	1,173.60
Fidelity VIP Growth Portfolio	6.62	8.35	2,518.86
Fidelity VIP High Income Portfolio	11.28	15.95	8,666.14
Fidelity VIP Index 500 Portfolio	8.09	10.07	51,742.80
Fidelity VIP Investment Grade Bond Portfolio	11.48	13.07	9,748.15
Fidelity VIP MidCap Portfolio	13.08	18.02	16,530.95
Fidelity VIP Money Market Portfolio	10.98	10.90	60,285.21
Fidelity VIP Overseas Portfolio	11.32	14.08	28,463.03
Fidelity VIP Value Strategies Portfolio	6.44	9.97	13,160.91
Goldman Sachs VIT Large Cap Value Fund	8.07	9.41	1,928.11
Goldman Sachs VIT Mid Cap Value Fund	8.15	10.70	4,580.95
Goldman Sachs VIT Structured Small Cap Equity Fund	6.30	7.92	10,381.62
JPMorgan Insurance Trust Core Bond Portfolio	9.55	9.87	12,157.24
JPMorgan Insurance Trust Small Cap Core Portfolio	9.19	11.10	2,662.05
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.79	10.30	17,090.87
Lord Abbett Series Fund, Inc. International Portfolio	11.08	16.15	17,999.91
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.65	12.04	15,870.27
MFS VIT Growth Series	8.27	11.19	1,894.43
MFS VIT Investors Trust Series	8.77	10.94	0.00
MFS VIT New Discovery Series	6.61	10.61	1,171.76
MFS VIT Research Series	8.68	11.14	72.15
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.59	11.12	969.54
Neuberger Berman AMT Regency Portfolio	6.65	9.61	1,168.86
Neuberger Berman AMT Small-Cap Growth Portfolio	6.29	7.61	961.55
PIMCO VIT High Yield Portfolio	9.95	13.76	9,840.08
PIMCO VIT Low Duration Portfolio	10.60	11.84	14,069.42
PIMCO VIT Real Return Portfolio	11.22	13.09	9,454.43
PIMCO VIT Total Return Portfolio	11.94	13.42	59,568.62
Rydex VT All-Cap Opportunity Fund	9.83	12.33	2,018.70
Rydex VT Government Long Bond 1.2x Strategy Fund	15.63	10.54	812.56
Rydex VT Inverse Government Long Bond Strategy Fund	5.76	6.78	1,718.13
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.35	4.34	868.08
Rydex VT Inverse S&P 500 Fund	9.33	6.66	2,101.82
Rydex VT NASDAQ-100® Fund	8.10	12.13	1,773.71
Rydex VT Nova Fund	5.80	7.74	193.23
Rydex VT U.S. Govt Money Market Fund	10.16	10.02	116.39
Van Eck Worldwide Bond Fund	14.65	15.30	4,431.85
Van Eck Worldwide Emerging Markets Fund	13.33	28.00	10,210.41
Van Eck Worldwide Hard Assets Fund	22.84	35.46	9,247.47

Table 8 – 1.50% Asset Charge

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	22.68	4.73	0.00
AIM V.I. Global Health Care Fund	10.91	10.35	0.00
AIM V.I. Technology Fund	25.72	10.30	0.00
AIM V.I. Utilities Fund	22.45	11.16	0.00
Alger Capital Appreciation Portfolio	22.29	13.37	0.00
Alger Large Cap Growth Portfolio	13.43	9.86	0.00
Alger Mid-Cap Growth Portfolio	10.81	8.84	0.00
Alger Small Capitalization Growth Portfolio	22.14	11.00	0.00
American Century VP Balanced Fund	25.25	10.12	0.00
American Century VP Capital Appreciation Fund	12.44	13.02	0.00
American Century VP Income & Growth Fund	21.91	8.55	0.00
American Century VP Inflation Protection Fund	13.24	11.40	0.00
American Century VP International Fund	8.32	10.96	0.00
American Century VP Large Company Value	7.24	8.55	0.00
American Century VP Mid Cap Value Fund	8.64	11.05	0.00
American Century VP Ultra® Fund	6.68	8.86	0.00
American Century VP Value Fund	8.01	9.45	0.00
Calvert VS Social Equity Portfolio	7.50	9.91	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.99	9.10	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.56	10.86	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.95	10.36	0.00
Fidelity VIP Balanced Portfolio	7.97	10.86	0.00
Fidelity VIP Contrafund Portfolio	7.71	10.29	0.00
Fidelity VIP Equity-Income Portfolio	6.83	8.74	0.00
Fidelity VIP Growth & Income Portfolio	7.45	9.32	0.00
Fidelity VIP Growth Opportunities Portfolio	5.93	8.50	0.00
Fidelity VIP Growth Portfolio	7.04	8.87	0.00
Fidelity VIP High Income Portfolio	8.17	11.55	0.00
Fidelity VIP Index 500 Portfolio	7.45	9.27	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.97	11.34	0.00
Fidelity VIP MidCap Portfolio	8.07	11.11	0.00
Fidelity VIP Money Market Portfolio	10.95	10.86	0.00
Fidelity VIP Overseas Portfolio	8.19	10.18	0.00
Fidelity VIP Value Strategies Portfolio	5.91	9.14	0.00
Goldman Sachs VIT Large Cap Value Fund	7.88	9.18	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.40	9.71	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.97	7.51	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.48	8.75	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	7.09	8.57	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.60	8.91	0.00
Lord Abbett Series Fund, Inc. International Portfolio	7.04	10.26	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.68	8.33	0.00
MFS VIT Growth Series	8.23	11.13	0.00
MFS VIT Investors Trust Series	8.19	10.20	0.00
MFS VIT New Discovery Series	6.84	10.98	0.00
MFS VIT Research Series	7.71	9.89	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.03	10.39	0.00
Neuberger Berman AMT Regency Portfolio	6.16	8.90	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.23	7.53	0.00
PIMCO VIT High Yield Portfolio	8.27	11.43	0.00
PIMCO VIT Low Duration Portfolio	10.63	11.86	0.00
PIMCO VIT Real Return Portfolio	9.94	11.59	0.00
PIMCO VIT Total Return Portfolio	11.26	12.65	0.00
Rydex VT All-Cap Opportunity Fund	8.33	10.44	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.48	9.76	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.95	8.18	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.98	7.07	0.00
Rydex VT Inverse S&P 500 Fund	12.23	8.73	0.00
Rydex VT NASDAQ-100® Fund	7.14	10.69	0.00
Rydex VT Nova Fund	5.36	7.16	0.00
Rydex VT U.S. Govt Money Market Fund	10.47	10.32	0.00
Van Eck Worldwide Bond Fund	11.37	11.87	0.00
Van Eck Worldwide Emerging Markets Fund	7.39	15.51	0.00
Van Eck Worldwide Hard Assets Fund	10.94	16.98	0.00

Table 9 – 1.55% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Three Years

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	10.91	5.34	8,130.08
AIM V.I. Global Health Care Fund	25.72	11.20	5,069.48
AIM V.I. Technology Fund	22.45	9.43	2,432.12
AIM V.I. Utilities Fund	13.43	15.22	12,314.69
Alger Capital Appreciation Portfolio	10.81	13.47	12,784.27
Alger Large Cap Growth Portfolio	22.29	9.93	128,843.51
Alger Mid-Cap Growth Portfolio	22.14	10.91	47,491.70
Alger Small Capitalization Growth Portfolio	25.25	14.25	10,498.12
American Century VP Balanced Fund	12.44	11.79	12,355.00
American Century VP Capital Appreciation Fund	21.91	14.19	9,036.33
American Century VP Income & Growth Fund	13.24	9.76	5,143.12
American Century VP Inflation Protection Fund	10.47	11.36	67,209.59
American Century VP International Fund	9.99	13.14	67,808.40
American Century VP Large Company Value	7.34	8.66	3,720.49
American Century VP Mid Cap Value Fund	9.10	11.63	3,269.81
American Century VP Ultra® Fund	6.54	8.63	118,959.69
American Century VP Value Fund	10.13	11.95	98,544.79
Calvert VS Social Equity Portfolio	8.28	10.95	4,571.05
Calvert VS Social Mid Cap Growth Portfolio	7.59	9.86	4,051.34
Fidelity VIP Asset ManagerSM Portfolio	9.23	11.70	7,871.77
Fidelity VIP Asset Manager: Growth® Portfolio	8.32	10.85	1,360.87
Fidelity VIP Balanced Portfolio	8.58	11.69	11,182.52
Fidelity VIP Contrafund Portfolio	10.55	14.07	33,703.52
Fidelity VIP Equity-Income Portfolio	8.04	10.28	85,915.06
Fidelity VIP Growth & Income Portfolio	7.80	9.75	23,352.50
Fidelity VIP Growth Opportunities Portfolio	6.31	9.03	1,510.05
Fidelity VIP Growth Portfolio	6.58	8.29	20,014.46
Fidelity VIP High Income Portfolio	11.20	15.82	826,433.78
Fidelity VIP Index 500 Portfolio	8.03	9.99	181,632.42
Fidelity VIP Investment Grade Bond Portfolio	11.41	12.97	21,212.21
Fidelity VIP MidCap Portfolio	12.99	17.88	13,379.06
Fidelity VIP Money Market Portfolio	10.90	10.81	259,065.75
Fidelity VIP Overseas Portfolio	11.24	13.97	73,310.74
Fidelity VIP Value Strategies Portfolio	6.41	9.91	52,499.01
Goldman Sachs VIT Large Cap Value Fund	8.04	9.36	3,127.31
Goldman Sachs VIT Mid Cap Value Fund	8.12	10.65	24,502.78
Goldman Sachs VIT Structured Small Cap Equity Fund	6.27	7.88	36,883.25
JPMorgan Insurance Trust Core Bond Portfolio	9.48	9.79	60,435.33
JPMorgan Insurance Trust Small Cap Core Portfolio	9.13	11.02	12,373.08
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.73	10.22	20,165.56
Lord Abbett Series Fund, Inc. International Portfolio	11.00	16.02	132,153.47
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.58	11.95	53,727.65
MFS VIT Growth Series	8.21	11.10	1,364.01
MFS VIT Investors Trust Series	8.71	10.86	7,049.68
MFS VIT New Discovery Series	6.56	10.53	9,467.95
MFS VIT Research Series	8.62	11.05	1,162.66
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.56	11.07	1,817.53
Neuberger Berman AMT Regency Portfolio	6.63	9.56	2,292.09
Neuberger Berman AMT Small-Cap Growth Portfolio	6.26	7.57	4,687.10
PIMCO VIT High Yield Portfolio	9.90	13.67	79,801.11
PIMCO VIT Low Duration Portfolio	10.54	11.76	41,933.51
PIMCO VIT Real Return Portfolio	11.16	13.00	40,803.71
PIMCO VIT Total Return Portfolio	11.87	13.33	291,943.16
Rydex VT All-Cap Opportunity Fund	9.78	12.26	1,690.57
Rydex VT Government Long Bond 1.2x Strategy Fund	15.57	10.49	443.72
Rydex VT Inverse Government Long Bond Strategy Fund	5.74	6.74	2,214.17
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.30	4.30	3,226.39
Rydex VT Inverse S&P 500 Fund	9.26	6.61	6,262.48
Rydex VT NASDAQ-100® Fund	8.04	12.04	826.22
Rydex VT Nova Fund	5.76	7.68	3,204.48
Rydex VT U.S. Govt Money Market Fund	10.09	9.94	4,440.18
Van Eck Worldwide Bond Fund	14.56	15.19	6,167.48
Van Eck Worldwide Emerging Markets Fund	13.24	27.79	79,914.48
Van Eck Worldwide Hard Assets Fund	22.68	35.18	42,535.07

Table 10 – 1.60% Asset Charge

Base Contract with Minimum Premium Rider and GMWB Moderate Asset Allocation Model
Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	25.72	4.71	0.00
AIM V.I. Global Health Care Fund	22.45	10.30	0.00
AIM V.I. Technology Fund	13.43	10.26	0.00
AIM V.I. Utilities Fund	22.29	11.11	0.00
Alger Capital Appreciation Portfolio	22.14	13.31	0.00
Alger Large Cap Growth Portfolio	10.81	9.82	121.88
Alger Mid-Cap Growth Portfolio	25.25	8.81	35.04
Alger Small Capitalization Growth Portfolio	12.44	10.95	0.00
American Century VP Balanced Fund	21.91	10.07	0.00
American Century VP Capital Appreciation Fund	13.24	12.96	0.00
American Century VP Income & Growth Fund	7.34	8.51	0.00
American Century VP Inflation Protection Fund	10.46	11.35	127.23
American Century VP International Fund	8.30	10.91	0.00
American Century VP Large Company Value	7.22	8.52	0.00
American Century VP Mid Cap Value Fund	8.62	11.01	0.00
American Century VP Ultra® Fund	6.66	8.82	0.00
American Century VP Value Fund	7.99	9.41	80.08
Calvert VS Social Equity Portfolio	7.47	9.87	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.97	9.06	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.53	10.81	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.92	10.32	0.00
Fidelity VIP Balanced Portfolio	7.94	10.82	0.00
Fidelity VIP Contrafund Portfolio	7.68	10.24	0.00
Fidelity VIP Equity-Income Portfolio	6.81	8.70	68.65
Fidelity VIP Growth & Income Portfolio	7.42	9.28	0.00
Fidelity VIP Growth Opportunities Portfolio	5.91	8.46	0.00
Fidelity VIP Growth Portfolio	7.01	8.83	0.00
Fidelity VIP High Income Portfolio	8.14	11.50	0.00
Fidelity VIP Index 500 Portfolio	7.43	9.23	210.86
Fidelity VIP Investment Grade Bond Portfolio	9.94	11.30	0.00
Fidelity VIP MidCap Portfolio	8.04	11.06	0.00
Fidelity VIP Money Market Portfolio	10.91	10.82	27.06
Fidelity VIP Overseas Portfolio	8.16	10.14	58.74
Fidelity VIP Value Strategies Portfolio	5.89	9.10	0.00
Goldman Sachs VIT Large Cap Value Fund	7.85	9.14	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.38	9.67	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.95	7.48	42.63
JPMorgan Insurance Trust Core Bond Portfolio	8.45	8.72	99.21
JPMorgan Insurance Trust Small Cap Core Portfolio	7.07	8.53	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.58	8.87	0.00
Lord Abbett Series Fund, Inc. International Portfolio	7.02	10.21	690.28
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.66	8.30	56.07
MFS VIT Growth Series	8.20	11.08	0.00
MFS VIT Investors Trust Series	8.16	10.16	0.00
MFS VIT New Discovery Series	6.82	10.93	0.00
MFS VIT Research Series	7.69	9.85	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.00	10.34	0.00
Neuberger Berman AMT Regency Portfolio	6.14	8.86	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.21	7.50	0.00
PIMCO VIT High Yield Portfolio	8.24	11.38	39.64
PIMCO VIT Low Duration Portfolio	10.59	11.81	0.00
PIMCO VIT Real Return Portfolio	9.91	11.54	0.00
PIMCO VIT Total Return Portfolio	11.22	12.60	196.02
Rydex VT All-Cap Opportunity Fund	8.30	10.40	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.43	9.72	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.93	8.14	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.94	7.04	0.00
Rydex VT Inverse S&P 500 Fund	12.19	8.69	0.00
Rydex VT NASDAQ-100® Fund	7.11	10.64	0.00
Rydex VT Nova Fund	5.34	7.12	0.00
Rydex VT U.S. Govt Money Market Fund	10.44	10.28	0.00
Van Eck Worldwide Bond Fund	11.33	11.82	0.00
Van Eck Worldwide Emerging Markets Fund	7.36	15.44	0.00
Van Eck Worldwide Hard Assets Fund	10.91	16.91	35.64

Table 11 – 1.65% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Three Years Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset Allocation Model

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB

Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Conservative Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset

Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	22.45	5.98	462.17
AIM V.I. Global Health Care Fund	13.43	13.23	0.00
AIM V.I. Technology Fund	22.29	13.88	110.20
AIM V.I. Utilities Fund	10.81	18.28	0.00
Alger Capital Appreciation Portfolio	25.25	18.15	0.00
Alger Large Cap Growth Portfolio	22.14	13.57	0.00
Alger Mid-Cap Growth Portfolio	12.44	14.21	1,047.87
Alger Small Capitalization Growth Portfolio	21.91	18.59	182.37
American Century VP Balanced Fund	13.24	12.96	0.00
American Century VP Capital Appreciation Fund	12.84	17.31	0.00
American Century VP Income & Growth Fund	10.32	11.96	0.00
American Century VP Inflation Protection Fund	10.43	11.31	0.00
American Century VP International Fund	11.73	15.42	0.00
American Century VP Large Company Value	7.31	8.62	0.00
American Century VP Mid Cap Value Fund	9.06	11.57	66.51
American Century VP Ultra® Fund	6.49	8.59	0.00
American Century VP Value Fund	11.57	13.62	0.00
Calvert VS Social Equity Portfolio	9.62	12.71	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.50	12.34	0.00
Fidelity VIP Asset ManagerSM Portfolio	10.20	12.92	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	9.80	12.76	0.00
Fidelity VIP Balanced Portfolio	9.39	12.78	0.00
Fidelity VIP Contrafund Portfolio	11.42	15.22	0.00
Fidelity VIP Equity-Income Portfolio	9.60	12.27	526.18
Fidelity VIP Growth & Income Portfolio	9.12	11.39	123.75
Fidelity VIP Growth Opportunities Portfolio	7.67	10.98	0.00
Fidelity VIP Growth Portfolio	8.97	11.29	66.83
Fidelity VIP High Income Portfolio	11.55	16.30	0.00
Fidelity VIP Index 500 Portfolio	9.97	12.39	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.85	12.32	0.00
Fidelity VIP MidCap Portfolio	14.52	19.96	499.79
Fidelity VIP Money Market Portfolio	10.84	10.74	564.42
Fidelity VIP Overseas Portfolio	13.19	16.38	259.27
Fidelity VIP Value Strategies Portfolio	6.38	9.86	100.85
Goldman Sachs VIT Large Cap Value Fund	8.00	9.32	250.92
Goldman Sachs VIT Mid Cap Value Fund	8.09	10.59	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.25	7.85	0.00
JPMorgan Insurance Trust Core Bond Portfolio	9.11	9.40	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	11.87	14.32	286.45
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	10.57	12.36	0.00
Lord Abbett Series Fund, Inc. International Portfolio	12.81	18.63	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	10.66	13.28	0.00
MFS VIT Growth Series	11.29	15.25	339.12
MFS VIT Investors Trust Series	10.53	13.11	328.21
MFS VIT New Discovery Series	9.03	14.47	430.99
MFS VIT Research Series	10.86	13.91	1,018.11
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.52	11.01	571.07
Neuberger Berman AMT Regency Portfolio	6.60	9.51	133.67
Neuberger Berman AMT Small-Cap Growth Portfolio	6.24	7.53	514.81
PIMCO VIT High Yield Portfolio	9.84	13.57	0.00
PIMCO VIT Low Duration Portfolio	10.48	11.68	0.00
PIMCO VIT Real Return Portfolio	11.09	12.91	0.00
PIMCO VIT Total Return Portfolio	11.81	13.24	557.51
Rydex VT All-Cap Opportunity Fund	9.73	12.19	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.50	10.44	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.71	6.71	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.62	3.90	0.00
Rydex VT Inverse S&P 500 Fund	8.12	5.79	0.00
Rydex VT NASDAQ-100® Fund	10.11	15.12	85.32
Rydex VT Nova Fund	7.88	10.49	464.33
Rydex VT U.S. Govt Money Market Fund	10.08	9.92	316.71
Van Eck Worldwide Bond Fund	14.47	15.08	0.00
Van Eck Worldwide Emerging Markets Fund	16.03	33.62	0.00
Van Eck Worldwide Hard Assets Fund	25.72	39.86	0.00

Table 12 – 1.70% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Guaranteed Income 5 Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Zero Years

Base Contract with GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	13.43	5.28	1,114.49
AIM V.I. Global Health Care Fund	22.29	11.07	7,815.71
AIM V.I. Technology Fund	10.81	9.32	611.23
AIM V.I. Utilities Fund	22.14	15.05	15,248.67
Alger Capital Appreciation Portfolio	12.44	13.31	18,700.94
Alger Large Cap Growth Portfolio	25.25	9.82	162,414.31
Alger Mid-Cap Growth Portfolio	21.91	10.78	46,198.06
Alger Small Capitalization Growth Portfolio	13.24	14.08	1,240.55
American Century VP Balanced Fund	10.26	11.65	4,084.88
American Century VP Capital Appreciation Fund	10.40	14.02	15,424.67
American Century VP Income & Growth Fund	8.33	9.65	632.02
American Century VP Inflation Protection Fund	10.41	11.28	101,219.53
American Century VP International Fund	9.89	12.99	34,635.21
American Century VP Large Company Value	7.29	8.60	938.53
American Century VP Mid Cap Value Fund	9.04	11.54	2,778.96
American Century VP Ultra® Fund	6.48	8.57	81,213.43
American Century VP Value Fund	10.03	11.81	100,197.72
Calvert VS Social Equity Portfolio	8.20	10.82	28,919.64
Calvert VS Social Mid Cap Growth Portfolio	7.51	9.75	16,871.64
Fidelity VIP Asset ManagerSM Portfolio	9.13	11.56	4,744.85
Fidelity VIP Asset Manager: Growth® Portfolio	8.23	10.72	1,186.34
Fidelity VIP Balanced Portfolio	8.49	11.55	6,255.53
Fidelity VIP Contrafund Portfolio	10.44	13.90	53,636.54
Fidelity VIP Equity-Income Portfolio	7.95	10.15	106,641.81
Fidelity VIP Growth & Income Portfolio	7.72	9.64	5,063.72
Fidelity VIP Growth Opportunities Portfolio	6.24	8.92	1,449.05
Fidelity VIP Growth Portfolio	6.51	8.19	15,207.52
Fidelity VIP High Income Portfolio	11.09	15.64	33,923.83
Fidelity VIP Index 500 Portfolio	7.95	9.87	230,627.97
Fidelity VIP Investment Grade Bond Portfolio	11.29	12.81	22,529.75
Fidelity VIP MidCap Portfolio	12.86	17.67	46,680.83
Fidelity VIP Money Market Portfolio	10.79	10.68	87,703.35
Fidelity VIP Overseas Portfolio	11.12	13.80	117,585.14
Fidelity VIP Value Strategies Portfolio	6.36	9.83	34,524.61
Goldman Sachs VIT Large Cap Value Fund	7.99	9.29	631.49
Goldman Sachs VIT Mid Cap Value Fund	8.07	10.57	52,728.52
Goldman Sachs VIT Structured Small Cap Equity Fund	6.23	7.83	47,322.86
JPMorgan Insurance Trust Core Bond Portfolio	9.39	9.68	65,282.13
JPMorgan Insurance Trust Small Cap Core Portfolio	9.04	10.89	5,548.14
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.64	10.10	3,092.77
Lord Abbett Series Fund, Inc. International Portfolio	10.89	15.83	151,298.63
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.48	11.81	42,067.50
MFS VIT Growth Series	8.12	10.97	7,279.89
MFS VIT Investors Trust Series	8.62	10.73	861.33
MFS VIT New Discovery Series	6.49	10.40	35,866.46
MFS VIT Research Series	8.53	10.92	596.01
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.51	10.99	1,512.21
Neuberger Berman AMT Regency Portfolio	6.59	9.49	856.79
Neuberger Berman AMT Small-Cap Growth Portfolio	6.22	7.51	1,200.29
PIMCO VIT High Yield Portfolio	9.81	13.53	82,377.38
PIMCO VIT Low Duration Portfolio	10.45	11.64	25,320.72
PIMCO VIT Real Return Portfolio	11.06	12.87	65,052.12
PIMCO VIT Total Return Portfolio	11.77	13.20	237,432.96
Rydex VT All-Cap Opportunity Fund	9.71	12.15	2,912.52
Rydex VT Government Long Bond 1.2x Strategy Fund	15.47	10.41	647.33
Rydex VT Inverse Government Long Bond Strategy Fund	5.70	6.69	5,944.92
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.22	4.26	13,484.83
Rydex VT Inverse S&P 500 Fund	9.17	6.53	12,474.47
Rydex VT NASDAQ-100® Fund	7.96	11.90	2,628.47
Rydex VT Nova Fund	5.70	7.59	0.00
Rydex VT U.S. Govt Money Market Fund	9.99	9.83	214.04
Van Eck Worldwide Bond Fund	14.42	15.03	19,593.29
Van Eck Worldwide Emerging Markets Fund	13.11	27.47	49,787.08
Van Eck Worldwide Hard Assets Fund	22.45	34.77	57,318.26

Table 13 – 1.75% Asset Charge

Base Contract with Bonus Credit Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	22.29	4.72	0.00
AIM V.I. Global Health Care Fund	10.81	11.40	0.00
AIM V.I. Technology Fund	22.14	9.97	0.00
AIM V.I. Utilities Fund	25.25	12.69	0.00
Alger Capital Appreciation Portfolio	21.91	14.27	0.00
Alger Large Cap Growth Portfolio	12.44	10.64	3,447.02
Alger Mid-Cap Growth Portfolio	13.24	9.47	208.60
Alger Small Capitalization Growth Portfolio	8.51	12.17	0.00
American Century VP Balanced Fund	9.11	10.34	0.00
American Century VP Capital Appreciation Fund	10.88	14.65	0.00
American Century VP Income & Growth Fund	7.63	8.82	0.00
American Century VP Inflation Protection Fund	10.39	11.25	4,965.12
American Century VP International Fund	8.85	11.62	1,135.28
American Century VP Large Company Value	7.28	8.58	0.00
American Century VP Mid Cap Value Fund	9.02	11.51	0.00
American Century VP Ultra® Fund	6.46	8.54	0.00
American Century VP Value Fund	8.28	9.74	2,514.45
Calvert VS Social Equity Portfolio	7.74	10.21	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.14	9.26	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.63	10.92	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.99	10.40	0.00
Fidelity VIP Balanced Portfolio	7.94	10.79	0.00
Fidelity VIP Contrafund Portfolio	8.32	11.08	0.00
Fidelity VIP Equity-Income Portfolio	7.00	8.94	1,236.76
Fidelity VIP Growth & Income Portfolio	7.46	9.31	0.00
Fidelity VIP Growth Opportunities Portfolio	5.99	8.57	0.00
Fidelity VIP Growth Portfolio	7.14	8.98	0.00
Fidelity VIP High Income Portfolio	8.21	11.58	412.91
Fidelity VIP Index 500 Portfolio	7.62	9.46	4,963.45
Fidelity VIP Investment Grade Bond Portfolio	9.98	11.32	393.28
Fidelity VIP MidCap Portfolio	8.81	12.10	0.00
Fidelity VIP Money Market Portfolio	10.92	10.81	4,592.53
Fidelity VIP Overseas Portfolio	8.86	10.99	0.00
Fidelity VIP Value Strategies Portfolio	6.00	9.27	0.00
Goldman Sachs VIT Large Cap Value Fund	7.97	9.27	0.00
Goldman Sachs VIT Mid Cap Value Fund	8.06	10.54	368.21
Goldman Sachs VIT Structured Small Cap Equity Fund	6.22	7.81	1,551.33
JPMorgan Insurance Trust Core Bond Portfolio	8.54	8.80	5,554.36
JPMorgan Insurance Trust Small Cap Core Portfolio	7.37	8.87	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.62	8.90	0.00
Lord Abbett Series Fund, Inc. International Portfolio	8.05	11.70	4,604.40
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	7.17	8.92	1,782.08
MFS VIT Growth Series	8.59	11.59	0.00
MFS VIT Investors Trust Series	8.51	10.58	0.00
MFS VIT New Discovery Series	7.08	11.34	0.00
MFS VIT Research Series	8.25	10.55	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.49	10.96	0.00
Neuberger Berman AMT Regency Portfolio	6.57	9.47	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.21	7.49	0.00
PIMCO VIT High Yield Portfolio	8.45	11.64	1,707.97
PIMCO VIT Low Duration Portfolio	10.47	11.66	0.00
PIMCO VIT Real Return Portfolio	9.96	11.59	0.00
PIMCO VIT Total Return Portfolio	11.35	12.71	8,481.61
Rydex VT All-Cap Opportunity Fund	8.83	11.04	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.44	10.39	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.27	7.36	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.89	7.00	0.00
Rydex VT Inverse S&P 500 Fund	11.70	8.33	0.00
Rydex VT NASDAQ-100® Fund	7.00	10.46	0.00
Rydex VT Nova Fund	5.52	7.35	0.00
Rydex VT U.S. Govt Money Market Fund	10.37	10.19	0.00
Van Eck Worldwide Bond Fund	11.06	11.52	0.00
Van Eck Worldwide Emerging Markets Fund	8.77	18.37	0.00
Van Eck Worldwide Hard Assets Fund	13.43	20.78	616.72

Table 14 – 1.80% Asset Charge

Base Contract with Guaranteed Income Select Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Estate Planning Rider and Surrender Charge Rider – Zero Years

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/0)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	10.81	5.24	929.17
AIM V.I. Global Health Care Fund	22.14	10.98	3,373.79
AIM V.I. Technology Fund	25.25	9.25	470.31
AIM V.I. Utilities Fund	12.44	14.93	4,615.30
Alger Capital Appreciation Portfolio	13.24	13.20	1,172.88
Alger Large Cap Growth Portfolio	21.91	9.74	8,754.84
Alger Mid-Cap Growth Portfolio	7.18	10.70	3,542.08
Alger Small Capitalization Growth Portfolio	9.78	13.97	874.06
American Century VP Balanced Fund	10.19	11.56	42.04
American Century VP Capital Appreciation Fund	10.33	13.91	260.86
American Century VP Income & Growth Fund	8.28	9.57	87.63
American Century VP Inflation Protection Fund	10.36	11.22	5,227.05
American Century VP International Fund	9.82	12.88	8,939.71
American Century VP Large Company Value	7.27	8.56	2,393.14
American Century VP Mid Cap Value Fund	9.01	11.48	0.00
American Century VP Ultra® Fund	6.45	8.52	24,499.97
American Century VP Value Fund	9.96	11.71	12,228.00
Calvert VS Social Equity Portfolio	8.14	10.74	496.28
Calvert VS Social Mid Cap Growth Portfolio	7.46	9.68	902.88
Fidelity VIP Asset ManagerSM Portfolio	9.07	11.47	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	8.18	10.63	31.06
Fidelity VIP Balanced Portfolio	8.44	11.46	906.42
Fidelity VIP Contrafund Portfolio	10.37	13.80	38,207.13
Fidelity VIP Equity-Income Portfolio	7.90	10.07	5,586.29
Fidelity VIP Growth & Income Portfolio	7.66	9.56	1,109.91
Fidelity VIP Growth Opportunities Portfolio	6.20	8.85	97.90
Fidelity VIP Growth Portfolio	6.46	8.12	162.54
Fidelity VIP High Income Portfolio	11.01	15.51	19,274.29
Fidelity VIP Index 500 Portfolio	7.89	9.79	16,897.48
Fidelity VIP Investment Grade Bond Portfolio	11.21	12.71	1,692.37
Fidelity VIP MidCap Portfolio	12.77	17.53	9,687.75
Fidelity VIP Money Market Portfolio	10.72	10.60	22,195.60
Fidelity VIP Overseas Portfolio	11.05	13.69	17,595.50
Fidelity VIP Value Strategies Portfolio	6.33	9.77	2,854.06
Goldman Sachs VIT Large Cap Value Fund	7.96	9.25	2,828.82
Goldman Sachs VIT Mid Cap Value Fund	8.04	10.51	4,506.59
Goldman Sachs VIT Structured Small Cap Equity Fund	6.21	7.79	2,530.41
JPMorgan Insurance Trust Core Bond Portfolio	9.33	9.60	3,136.05
JPMorgan Insurance Trust Small Cap Core Portfolio	8.98	10.81	4,788.19
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.58	10.02	5,372.29
Lord Abbett Series Fund, Inc. International Portfolio	10.81	15.71	7,954.40
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.42	11.71	6,807.84
MFS VIT Growth Series	8.07	10.88	683.62
MFS VIT Investors Trust Series	8.56	10.65	0.00
MFS VIT New Discovery Series	6.45	10.32	36.85
MFS VIT Research Series	8.47	10.83	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.47	10.93	0.00
Neuberger Berman AMT Regency Portfolio	6.56	9.44	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.20	7.47	0.00
PIMCO VIT High Yield Portfolio	9.76	13.44	10,002.31
PIMCO VIT Low Duration Portfolio	10.39	11.56	6,929.46
PIMCO VIT Real Return Portfolio	11.00	12.79	6,279.59
PIMCO VIT Total Return Portfolio	11.71	13.11	31,480.65
Rydex VT All-Cap Opportunity Fund	9.67	12.09	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.41	10.36	228.95
Rydex VT Inverse Government Long Bond Strategy Fund	5.67	6.65	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.18	4.22	8,751.15
Rydex VT Inverse S&P 500 Fund	9.11	6.48	7,906.88
Rydex VT NASDAQ-100® Fund	7.91	11.81	1,057.42
Rydex VT Nova Fund	5.66	7.53	0.00
Rydex VT U.S. Govt Money Market Fund	9.92	9.75	0.00
Van Eck Worldwide Bond Fund	14.33	14.92	4,350.82
Van Eck Worldwide Emerging Markets Fund	13.02	27.26	13,910.44
Van Eck Worldwide Hard Assets Fund	22.29	34.49	6,648.49

Table 15 – 1.85% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB

Moderate Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	22.14	4.66	0.00
AIM V.I. Global Health Care Fund	25.25	10.19	0.00
AIM V.I. Technology Fund	12.44	10.15	0.00
AIM V.I. Utilities Fund	21.91	10.99	0.00
Alger Capital Appreciation Portfolio	8.87	13.16	0.00
Alger Large Cap Growth Portfolio	13.24	9.71	3,531.57
Alger Mid-Cap Growth Portfolio	5.85	8.71	1,049.29
Alger Small Capitalization Growth Portfolio	7.59	10.84	0.00
American Century VP Balanced Fund	8.79	9.96	0.00
American Century VP Capital Appreciation Fund	9.53	12.82	0.00
American Century VP Income & Growth Fund	7.28	8.42	0.00
American Century VP Inflation Protection Fund	10.38	11.23	3,423.16
American Century VP International Fund	8.23	10.79	673.50
American Century VP Large Company Value	7.16	8.42	0.00
American Century VP Mid Cap Value Fund	8.54	10.89	0.00
American Century VP Ultra® Fund	6.61	8.72	0.00
American Century VP Value Fund	7.92	9.31	2,696.43
Calvert VS Social Equity Portfolio	7.41	9.76	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.91	8.96	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.46	10.69	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.85	10.21	0.00
Fidelity VIP Balanced Portfolio	7.88	10.70	0.00
Fidelity VIP Contrafund Portfolio	7.62	10.13	0.00
Fidelity VIP Equity-Income Portfolio	6.75	8.61	1,794.81
Fidelity VIP Growth & Income Portfolio	7.36	9.17	0.00
Fidelity VIP Growth Opportunities Portfolio	5.86	8.37	0.00
Fidelity VIP Growth Portfolio	6.96	8.74	0.00
Fidelity VIP High Income Portfolio	8.08	11.37	151.12
Fidelity VIP Index 500 Portfolio	7.37	9.13	6,206.37
Fidelity VIP Investment Grade Bond Portfolio	9.86	11.17	0.00
Fidelity VIP MidCap Portfolio	7.98	10.94	0.00
Fidelity VIP Money Market Portfolio	10.82	10.70	1,072.78
Fidelity VIP Overseas Portfolio	8.10	10.03	1,542.57
Fidelity VIP Value Strategies Portfolio	5.84	9.00	0.00
Goldman Sachs VIT Large Cap Value Fund	7.79	9.04	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.32	9.56	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.90	7.40	1,238.18
JPMorgan Insurance Trust Core Bond Portfolio	8.38	8.62	2,904.51
JPMorgan Insurance Trust Small Cap Core Portfolio	7.01	8.44	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.52	8.77	0.00
Lord Abbett Series Fund, Inc. International Portfolio	6.96	10.10	6,497.15
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.60	8.21	1,690.91
MFS VIT Growth Series	8.13	10.96	0.00
MFS VIT Investors Trust Series	8.09	10.05	0.00
MFS VIT New Discovery Series	6.76	10.81	0.00
MFS VIT Research Series	7.62	9.74	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	7.93	10.23	0.00
Neuberger Berman AMT Regency Portfolio	6.09	8.76	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.16	7.42	0.00
PIMCO VIT High Yield Portfolio	8.17	11.25	1,053.15
PIMCO VIT Low Duration Portfolio	10.50	11.68	0.00
PIMCO VIT Real Return Portfolio	9.82	11.42	0.00
PIMCO VIT Total Return Portfolio	11.13	12.46	5,914.68
Rydex VT All-Cap Opportunity Fund	8.23	10.28	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.31	9.62	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.87	8.05	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.84	6.97	0.00
Rydex VT Inverse S&P 500 Fund	12.09	8.60	0.00
Rydex VT NASDAQ-100® Fund	7.05	10.53	0.00
Rydex VT Nova Fund	5.30	7.05	0.00
Rydex VT U.S. Govt Money Market Fund	10.35	10.16	0.00
Van Eck Worldwide Bond Fund	11.23	11.69	0.00
Van Eck Worldwide Emerging Markets Fund	7.30	15.27	0.00
Van Eck Worldwide Hard Assets Fund	10.81	16.72	920.20

Table 16 – 1.90% Asset Charge

Base Contract with Higher Education Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and GMWB Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Bonus Credit Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Three Years

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	25.25	5.19	2,528.26
AIM V.I. Global Health Care Fund	12.44	10.89	846.59
AIM V.I. Technology Fund	21.91	9.18	2,057.33
AIM V.I. Utilities Fund	13.24	14.82	355.47
Alger Capital Appreciation Portfolio	8.84	13.10	0.00
Alger Large Cap Growth Portfolio	6.67	9.66	851.10
Alger Mid-Cap Growth Portfolio	7.13	10.61	314.37
Alger Small Capitalization Growth Portfolio	9.71	13.86	0.00
American Century VP Balanced Fund	10.12	11.47	0.00
American Century VP Capital Appreciation Fund	10.26	13.80	0.00
American Century VP Income & Growth Fund	8.22	9.50	0.00
American Century VP Inflation Protection Fund	10.32	11.17	308.89
American Century VP International Fund	9.75	12.78	1,033.17
American Century VP Large Company Value	7.24	8.51	0.00
American Century VP Mid Cap Value Fund	8.97	11.42	0.00
American Century VP Ultra® Fund	6.43	8.48	0.00
American Century VP Value Fund	9.89	11.62	1,034.56
Calvert VS Social Equity Portfolio	8.09	10.66	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.41	9.60	0.00
Fidelity VIP Asset ManagerSM Portfolio	9.01	11.38	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	8.12	10.55	0.00
Fidelity VIP Balanced Portfolio	8.38	11.37	0.00
Fidelity VIP Contrafund Portfolio	10.30	13.69	483.95
Fidelity VIP Equity-Income Portfolio	7.84	10.00	1,248.24
Fidelity VIP Growth & Income Portfolio	7.61	9.48	1,071.90
Fidelity VIP Growth Opportunities Portfolio	6.15	8.78	0.00
Fidelity VIP Growth Portfolio	6.42	8.06	0.00
Fidelity VIP High Income Portfolio	10.93	15.39	565.39
Fidelity VIP Index 500 Portfolio	7.84	9.72	1,533.74
Fidelity VIP Investment Grade Bond Portfolio	11.13	12.61	1,411.78
Fidelity VIP MidCap Portfolio	12.68	17.39	0.00
Fidelity VIP Money Market Portfolio	10.64	10.52	1,583.65
Fidelity VIP Overseas Portfolio	10.97	13.58	349.57
Fidelity VIP Value Strategies Portfolio	6.30	9.72	0.00
Goldman Sachs VIT Large Cap Value Fund	7.93	9.20	0.00
Goldman Sachs VIT Mid Cap Value Fund	8.01	10.46	62.14
Goldman Sachs VIT Structured Small Cap Equity Fund	6.18	7.75	90.98
JPMorgan Insurance Trust Core Bond Portfolio	9.26	9.53	758.88
JPMorgan Insurance Trust Small Cap Core Portfolio	8.92	10.73	140.85
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.52	9.94	0.00
Lord Abbett Series Fund, Inc. International Portfolio	10.74	15.58	392.49
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.35	11.62	1,272.78
MFS VIT Growth Series	8.01	10.80	0.00
MFS VIT Investors Trust Series	8.51	10.56	0.00
MFS VIT New Discovery Series	6.41	10.24	0.00
MFS VIT Research Series	8.41	10.75	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.44	10.88	865.37
Neuberger Berman AMT Regency Portfolio	6.53	9.40	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.17	7.44	1,267.58
PIMCO VIT High Yield Portfolio	9.70	13.35	91.29
PIMCO VIT Low Duration Portfolio	10.33	11.49	1,561.98
PIMCO VIT Real Return Portfolio	10.94	12.70	1,391.90
PIMCO VIT Total Return Portfolio	11.64	13.02	1,477.77
Rydex VT All-Cap Opportunity Fund	9.62	12.02	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.35	10.31	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.64	6.61	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.13	4.19	1,230.25
Rydex VT Inverse S&P 500 Fund	9.05	6.43	549.10
Rydex VT NASDAQ-100® Fund	7.86	11.72	0.00
Rydex VT Nova Fund	5.62	7.47	0.00
Rydex VT U.S. Govt Money Market Fund	9.86	9.68	0.00
Van Eck Worldwide Bond Fund	14.25	14.81	1,169.17
Van Eck Worldwide Emerging Markets Fund	12.93	27.05	191.66
Van Eck Worldwide Hard Assets Fund	22.14	34.22	1,153.72

Table 17 – 1.95% Asset Charge

Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Income 5 Rider and Minimum Premium Rider

Base Contract with Guaranteed Income 5 Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	12.44	5.85	1,825.62
AIM V.I. Global Health Care Fund	21.91	12.94	1,055.49
AIM V.I. Technology Fund	13.24	13.59	1,200.69
AIM V.I. Utilities Fund	15.87	17.89	109.77
Alger Capital Appreciation Portfolio	11.99	17.76	1,965.52
Alger Large Cap Growth Portfolio	9.18	13.28	20,587.33
Alger Mid-Cap Growth Portfolio	9.35	13.91	9,453.35
Alger Small Capitalization Growth Portfolio	12.75	18.20	0.00
American Century VP Balanced Fund	11.20	12.69	0.00
American Century VP Capital Appreciation Fund	12.60	16.94	2,174.24
American Century VP Income & Growth Fund	10.13	11.70	0.00
American Century VP Inflation Protection Fund	10.30	11.14	14,035.85
American Century VP International Fund	11.51	15.09	10,995.91
American Century VP Large Company Value	7.22	8.49	634.19
American Century VP Mid Cap Value Fund	8.95	11.40	3,124.49
American Century VP Ultra® Fund	6.41	8.46	10,458.40
American Century VP Value Fund	11.36	13.33	17,543.12
Calvert VS Social Equity Portfolio	9.45	12.44	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.33	12.07	0.00
Fidelity VIP Asset ManagerSM Portfolio	10.01	12.64	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	9.62	12.49	0.00
Fidelity VIP Balanced Portfolio	9.22	12.51	0.00
Fidelity VIP Contrafund Portfolio	11.21	14.90	1,619.24
Fidelity VIP Equity-Income Portfolio	9.42	12.00	12,169.50
Fidelity VIP Growth & Income Portfolio	8.95	11.15	0.00
Fidelity VIP Growth Opportunities Portfolio	7.53	10.74	4,173.52
Fidelity VIP Growth Portfolio	8.80	11.05	1,094.48
Fidelity VIP High Income Portfolio	10.35	14.57	2,809.07
Fidelity VIP Index 500 Portfolio	9.79	12.13	31,396.46
Fidelity VIP Investment Grade Bond Portfolio	10.65	12.06	6,608.52
Fidelity VIP MidCap Portfolio	14.25	19.53	1,642.52
Fidelity VIP Money Market Portfolio	10.64	10.51	14,455.03
Fidelity VIP Overseas Portfolio	13.06	16.17	10,988.56
Fidelity VIP Value Strategies Portfolio	6.29	9.69	1,160.78
Goldman Sachs VIT Large Cap Value Fund	7.91	9.18	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.99	10.44	10,020.52
Goldman Sachs VIT Structured Small Cap Equity Fund	6.17	7.73	5,783.63
JPMorgan Insurance Trust Core Bond Portfolio	8.94	9.20	15,908.43
JPMorgan Insurance Trust Small Cap Core Portfolio	11.65	14.01	1,474.20
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	10.37	12.09	463.50
Lord Abbett Series Fund, Inc. International Portfolio	12.57	18.23	14,087.67
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	10.46	12.99	7,331.28
MFS VIT Growth Series	11.08	14.92	538.14
MFS VIT Investors Trust Series	10.34	12.83	0.00
MFS VIT New Discovery Series	8.87	14.17	1,409.82
MFS VIT Research Series	10.67	13.62	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.42	10.85	1,178.67
Neuberger Berman AMT Regency Portfolio	6.52	9.37	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.16	7.42	1,517.92
PIMCO VIT High Yield Portfolio	9.67	13.31	7,819.95
PIMCO VIT Low Duration Portfolio	10.30	11.45	4,437.48
PIMCO VIT Real Return Portfolio	10.91	12.66	16,091.66
PIMCO VIT Total Return Portfolio	11.61	12.98	60,937.26
Rydex VT All-Cap Opportunity Fund	9.60	11.98	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.32	10.28	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.63	6.59	9.09
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.50	3.82	6,138.47
Rydex VT Inverse S&P 500 Fund	7.97	5.66	5,260.62
Rydex VT NASDAQ-100® Fund	9.92	14.79	2,316.24
Rydex VT Nova Fund	7.73	10.27	0.00
Rydex VT U.S. Govt Money Market Fund	9.89	9.71	0.00
Van Eck Worldwide Bond Fund	14.20	14.76	1,440.81
Van Eck Worldwide Emerging Markets Fund	15.74	32.90	4,221.24
Van Eck Worldwide Hard Assets Fund	25.25	39.01	6,030.10

Table 18 – 2.05% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guarantee Income 5 Rider and Three-Year Surrender Charge Rider

Base Contract with Guarantee Income Select and Minimum Premium Rider

Base Contract with Guarantee Income Select and Five-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	21.91	5.13	2,509.94
AIM V.I. Global Health Care Fund	13.24	10.76	1,340.19
AIM V.I. Technology Fund	5.88	9.07	4,675.11
AIM V.I. Utilities Fund	13.01	14.65	1,977.64
Alger Capital Appreciation Portfolio	8.74	12.94	5,045.39
Alger Large Cap Growth Portfolio	6.60	9.55	39,117.17
Alger Mid-Cap Growth Portfolio	7.06	10.49	14,277.03
Alger Small Capitalization Growth Portfolio	9.61	13.70	671.58
American Century VP Balanced Fund	10.02	11.34	5,055.55
American Century VP Capital Appreciation Fund	10.15	13.63	2,632.65
American Century VP Income & Growth Fund	8.13	9.39	1,296.36
American Century VP Inflation Protection Fund	10.26	11.08	30,796.85
American Century VP International Fund	9.65	12.63	14,213.40
American Century VP Large Company Value	7.19	8.45	576.10
American Century VP Mid Cap Value Fund	8.92	11.34	1,404.89
American Century VP Ultra® Fund	6.39	8.42	1,317.40
American Century VP Value Fund	9.79	11.48	33,181.00
Calvert VS Social Equity Portfolio	8.01	10.54	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.34	9.49	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.91	11.24	734.71
Fidelity VIP Asset Manager: Growth® Portfolio	8.04	10.42	0.00
Fidelity VIP Balanced Portfolio	8.29	11.24	1,435.54
Fidelity VIP Contrafund Portfolio	10.19	13.52	28,868.11
Fidelity VIP Equity-Income Portfolio	7.76	9.88	35,245.89
Fidelity VIP Growth & Income Portfolio	7.53	9.37	1,113.04
Fidelity VIP Growth Opportunities Portfolio	6.09	8.68	195.36
Fidelity VIP Growth Portfolio	6.35	7.96	656.11
Fidelity VIP High Income Portfolio	10.82	15.21	3,544.15
Fidelity VIP Index 500 Portfolio	7.76	9.60	65,105.78
Fidelity VIP Investment Grade Bond Portfolio	11.02	12.46	20,254.99
Fidelity VIP MidCap Portfolio	12.55	17.18	2,643.16
Fidelity VIP Money Market Portfolio	10.53	10.39	34,256.66
Fidelity VIP Overseas Portfolio	10.86	13.42	26,986.31
Fidelity VIP Value Strategies Portfolio	6.26	9.63	0.00
Goldman Sachs VIT Large Cap Value Fund	7.88	9.13	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.96	10.38	18,055.78
Goldman Sachs VIT Structured Small Cap Equity Fund	6.15	7.69	7,950.20
JPMorgan Insurance Trust Core Bond Portfolio	9.17	9.42	29,886.25
JPMorgan Insurance Trust Small Cap Core Portfolio	8.83	10.60	2,996.96
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.43	9.82	6,103.65
Lord Abbett Series Fund, Inc. International Portfolio	10.63	15.40	32,691.41
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.26	11.48	10,338.95
MFS VIT Growth Series	7.93	10.67	0.00
MFS VIT Investors Trust Series	8.42	10.44	0.00
MFS VIT New Discovery Series	6.34	10.12	16.96
MFS VIT Research Series	8.33	10.62	408.06
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.39	10.80	0.00
Neuberger Berman AMT Regency Portfolio	6.50	9.33	310.87
Neuberger Berman AMT Small-Cap Growth Portfolio	6.14	7.38	468.18
PIMCO VIT High Yield Portfolio	9.62	13.22	17,843.81
PIMCO VIT Low Duration Portfolio	10.24	11.37	6,866.43
PIMCO VIT Real Return Portfolio	10.84	12.57	7,153.31
PIMCO VIT Total Return Portfolio	11.54	12.90	91,831.74
Rydex VT All-Cap Opportunity Fund	9.55	11.92	3,302.26
Rydex VT Government Long Bond 1.2x Strategy Fund	15.26	10.23	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.60	6.56	2,489.35
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.06	4.14	0.00
Rydex VT Inverse S&P 500 Fund	8.96	6.36	1,668.84
Rydex VT NASDAQ-100® Fund	7.78	11.58	0.00
Rydex VT Nova Fund	5.57	7.39	258.68
Rydex VT U.S. Govt Money Market Fund	9.76	9.57	2,749.79
Van Eck Worldwide Bond Fund	14.12	14.66	764.44
Van Eck Worldwide Emerging Markets Fund	12.80	26.74	4,431.02
Van Eck Worldwide Hard Assets Fund	21.91	33.82	12,050.09

Table 19 – 2.10% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and

GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB

Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate

Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	13.24	4.63	0.00
AIM V.I. Global Health Care Fund	8.96	11.20	0.00
AIM V.I. Technology Fund	6.35	9.79	0.00
AIM V.I. Utilities Fund	11.08	12.46	0.00
Alger Capital Appreciation Portfolio	9.47	14.02	0.00
Alger Large Cap Growth Portfolio	7.24	10.46	152.10
Alger Mid-Cap Growth Portfolio	6.26	9.30	74.05
Alger Small Capitalization Growth Portfolio	8.39	11.96	0.00
American Century VP Balanced Fund	8.98	10.16	0.00
American Century VP Capital Appreciation Fund	10.72	14.39	0.00
American Century VP Income & Growth Fund	7.52	8.67	0.00
American Century VP Inflation Protection Fund	10.24	11.05	0.00
American Century VP International Fund	8.72	11.41	328.64
American Century VP Large Company Value	7.18	8.43	0.00
American Century VP Mid Cap Value Fund	8.90	11.31	0.00
American Century VP Ultra® Fund	6.37	8.40	0.00
American Century VP Value Fund	8.16	9.57	307.59
Calvert VS Social Equity Portfolio	7.63	10.03	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.03	9.09	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.50	10.72	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.88	10.22	0.00
Fidelity VIP Balanced Portfolio	7.83	10.60	0.00
Fidelity VIP Contrafund Portfolio	8.20	10.88	0.00
Fidelity VIP Equity-Income Portfolio	6.90	8.78	0.00
Fidelity VIP Growth & Income Portfolio	7.35	9.14	0.00
Fidelity VIP Growth Opportunities Portfolio	5.91	8.42	0.00
Fidelity VIP Growth Portfolio	7.04	8.82	0.00
Fidelity VIP High Income Portfolio	8.09	11.37	78.73
Fidelity VIP Index 500 Portfolio	7.51	9.29	341.59
Fidelity VIP Investment Grade Bond Portfolio	9.84	11.12	0.00
Fidelity VIP MidCap Portfolio	8.68	11.88	0.00
Fidelity VIP Money Market Portfolio	10.76	10.62	183.20
Fidelity VIP Overseas Portfolio	8.74	10.80	0.00
Fidelity VIP Value Strategies Portfolio	5.92	9.10	0.00
Goldman Sachs VIT Large Cap Value Fund	7.86	9.11	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.94	10.36	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.14	7.67	89.30
JPMorgan Insurance Trust Core Bond Portfolio	8.42	8.65	125.37
JPMorgan Insurance Trust Small Cap Core Portfolio	7.26	8.72	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.51	8.75	0.00
Lord Abbett Series Fund, Inc. International Portfolio	7.94	11.49	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	7.06	8.76	129.53
MFS VIT Growth Series	8.46	11.38	0.00
MFS VIT Investors Trust Series	8.39	10.40	0.00
MFS VIT New Discovery Series	6.98	11.14	0.00
MFS VIT Research Series	8.13	10.36	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.37	10.77	0.00
Neuberger Berman AMT Regency Portfolio	6.48	9.30	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.12	7.36	0.00
PIMCO VIT High Yield Portfolio	8.33	11.44	0.00
PIMCO VIT Low Duration Portfolio	10.32	11.46	0.00
PIMCO VIT Real Return Portfolio	9.82	11.38	0.00
PIMCO VIT Total Return Portfolio	11.18	12.49	349.44
Rydex VT All-Cap Opportunity Fund	8.70	10.85	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.23	10.21	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.18	7.23	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.72	6.88	0.00
Rydex VT Inverse S&P 500 Fund	11.53	8.18	0.00
Rydex VT NASDAQ-100® Fund	6.90	10.27	0.00
Rydex VT Nova Fund	5.44	7.22	0.00
Rydex VT U.S. Govt Money Market Fund	10.22	10.01	0.00
Van Eck Worldwide Bond Fund	10.90	11.31	0.00
Van Eck Worldwide Emerging Markets Fund	8.64	18.04	0.00
Van Eck Worldwide Hard Assets Fund	13.24	20.42	0.00

Table 20 – 2.15% Asset Charge

Base Contract with GMWB Aggressive Asset Allocation Model

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Guaranteed Income Select and Estate Planning Rider

Base Contract with Guaranteed Income Select and Three-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Higher Education Rider

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	4.08	5.09	0.00
AIM V.I. Global Health Care Fund	8.55	10.68	122.36
AIM V.I. Technology Fund	5.84	9.00	0.00
AIM V.I. Utilities Fund	12.92	14.53	0.00
Alger Capital Appreciation Portfolio	8.68	12.84	0.00
Alger Large Cap Growth Portfolio	6.56	9.47	2,450.61
Alger Mid-Cap Growth Portfolio	7.01	10.41	1,640.39
Alger Small Capitalization Growth Portfolio	9.54	13.59	0.00
American Century VP Balanced Fund	9.95	11.25	4.75
American Century VP Capital Appreciation Fund	10.08	13.53	0.00
American Century VP Income & Growth Fund	8.08	9.31	0.00
American Century VP Inflation Protection Fund	10.22	11.03	3,012.47
American Century VP International Fund	9.58	12.53	793.64
American Century VP Large Company Value	7.16	8.41	3,535.02
American Century VP Mid Cap Value Fund	8.88	11.28	0.00
American Century VP Ultra® Fund	6.36	8.37	0.00
American Century VP Value Fund	9.72	11.39	2,468.02
Calvert VS Social Equity Portfolio	7.96	10.45	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.29	9.42	168.81
Fidelity VIP Asset ManagerSM Portfolio	8.85	11.15	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.98	10.34	0.00
Fidelity VIP Balanced Portfolio	8.23	11.15	1,724.75
Fidelity VIP Contrafund Portfolio	10.12	13.42	45,466.34
Fidelity VIP Equity-Income Portfolio	7.71	9.80	1,646.40
Fidelity VIP Growth & Income Portfolio	7.48	9.30	6,217.70
Fidelity VIP Growth Opportunities Portfolio	6.05	8.61	6,035.94
Fidelity VIP Growth Portfolio	6.31	7.90	0.00
Fidelity VIP High Income Portfolio	10.75	15.09	49.62
Fidelity VIP Index 500 Portfolio	7.71	9.53	4,234.99
Fidelity VIP Investment Grade Bond Portfolio	10.94	12.37	941.62
Fidelity VIP MidCap Portfolio	12.46	17.05	16,249.54
Fidelity VIP Money Market Portfolio	10.46	10.31	1,802.71
Fidelity VIP Overseas Portfolio	10.78	13.32	7,411.72
Fidelity VIP Value Strategies Portfolio	6.23	9.58	0.00
Goldman Sachs VIT Large Cap Value Fund	7.85	9.09	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.93	10.33	577.72
Goldman Sachs VIT Structured Small Cap Equity Fund	6.12	7.65	850.16
JPMorgan Insurance Trust Core Bond Portfolio	9.11	9.35	2,820.67
JPMorgan Insurance Trust Small Cap Core Portfolio	8.77	10.52	224.96
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.37	9.74	254.79
Lord Abbett Series Fund, Inc. International Portfolio	10.56	15.28	2,670.98
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.19	11.39	833.76
MFS VIT Growth Series	7.87	10.58	0.00
MFS VIT Investors Trust Series	8.36	10.35	0.00
MFS VIT New Discovery Series	6.30	10.04	0.00
MFS VIT Research Series	8.27	10.54	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.36	10.74	0.00
Neuberger Berman AMT Regency Portfolio	6.47	9.28	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.11	7.34	0.00
PIMCO VIT High Yield Portfolio	9.56	13.13	855.29
PIMCO VIT Low Duration Portfolio	10.18	11.30	0.00
PIMCO VIT Real Return Portfolio	10.78	12.49	3,123.40
PIMCO VIT Total Return Portfolio	11.48	12.81	11,494.64
Rydex VT All-Cap Opportunity Fund	9.51	11.85	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.20	10.18	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.58	6.52	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.01	4.11	0.00
Rydex VT Inverse S&P 500 Fund	8.90	6.31	2,897.26
Rydex VT NASDAQ-100® Fund	7.73	11.49	0.00
Rydex VT Nova Fund	5.53	7.33	0.00
Rydex VT U.S. Govt Money Market Fund	9.69	9.49	0.00
Van Eck Worldwide Bond Fund	14.03	14.55	0.00
Van Eck Worldwide Emerging Markets Fund	12.72	26.54	7,000.67
Van Eck Worldwide Hard Assets Fund	21.76	33.55	580.49

Table 21 – 2.20% Asset Charge

Base Contract with Bonus Credit and Minimum Premium Rider and GMWB Moderate Asset Allocation Model

Base Contract with Guaranteed Minimum Premium Rider and Surrender Charge Rider – Three Years and GMWB Moderate Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Income 5 Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Income 5 Rider and Zero -Year Surrender Charge Rider

Base Contract with Guaranteed Income 5 Rider and Minimum Premium Rider and Five -Year Surrender Charge Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	4.61	5.75	0.00
AIM V.I. Global Health Care Fund	10.18	12.71	0.00
AIM V.I. Technology Fund	8.67	13.35	149.24
AIM V.I. Utilities Fund	15.63	17.57	67.69
Alger Capital Appreciation Portfolio	11.80	17.45	1,220.92
Alger Large Cap Growth Portfolio	9.04	13.05	4,261.52
Alger Mid-Cap Growth Portfolio	9.21	13.66	545.20
Alger Small Capitalization Growth Portfolio	12.56	17.88	0.00
American Century VP Balanced Fund	11.03	12.46	0.00
American Century VP Capital Appreciation Fund	12.41	16.64	1,234.96
American Century VP Income & Growth Fund	9.98	11.50	0.00
American Century VP Inflation Protection Fund	10.20	11.00	6,688.39
American Century VP International Fund	11.34	14.82	151.44
American Century VP Large Company Value	7.15	8.39	0.00
American Century VP Mid Cap Value Fund	8.86	11.25	121.82
American Century VP Ultra® Fund	6.35	8.35	8,904.69
American Century VP Value Fund	11.18	13.10	2,225.05
Calvert VS Social Equity Portfolio	9.30	12.22	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.18	11.86	0.00
Fidelity VIP Asset ManagerSM Portfolio	9.86	12.42	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	9.47	12.27	0.00
Fidelity VIP Balanced Portfolio	9.08	12.29	0.00
Fidelity VIP Contrafund Portfolio	11.04	14.63	254.25
Fidelity VIP Equity-Income Portfolio	9.28	11.79	1,938.32
Fidelity VIP Growth & Income Portfolio	8.81	10.95	0.00
Fidelity VIP Growth Opportunities Portfolio	7.42	10.55	67.10
Fidelity VIP Growth Portfolio	8.67	10.85	0.00
Fidelity VIP High Income Portfolio	11.16	15.67	0.00
Fidelity VIP Index 500 Portfolio	9.64	11.91	5,853.95
Fidelity VIP Investment Grade Bond Portfolio	10.49	11.85	12.55
Fidelity VIP MidCap Portfolio	14.03	19.18	1,313.64
Fidelity VIP Money Market Portfolio	10.48	10.32	5,518.26
Fidelity VIP Overseas Portfolio	12.75	15.74	2,695.49
Fidelity VIP Value Strategies Portfolio	6.21	9.55	4,833.95
Goldman Sachs VIT Large Cap Value Fund	7.83	9.06	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.91	10.31	109.34
Goldman Sachs VIT Structured Small Cap Equity Fund	6.11	7.63	1,768.18
JPMorgan Insurance Trust Core Bond Portfolio	8.81	9.03	4,717.99
JPMorgan Insurance Trust Small Cap Core Portfolio	11.48	13.76	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	10.21	11.88	375.55
Lord Abbett Series Fund, Inc. International Portfolio	12.38	17.91	5,678.69
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	10.30	12.76	1,871.64
MFS VIT Growth Series	10.91	14.66	0.00
MFS VIT Investors Trust Series	10.18	12.61	0.00
MFS VIT New Discovery Series	8.73	13.91	3,145.07
MFS VIT Research Series	10.50	13.38	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.34	10.71	0.00
Neuberger Berman AMT Regency Portfolio	6.46	9.26	189.91
Neuberger Berman AMT Small-Cap Growth Portfolio	6.10	7.33	0.00
PIMCO VIT High Yield Portfolio	9.54	13.09	7,296.03
PIMCO VIT Low Duration Portfolio	10.16	11.26	2,150.36
PIMCO VIT Real Return Portfolio	10.75	12.45	5,284.18
PIMCO VIT Total Return Portfolio	11.44	12.77	9,091.59
Rydex VT All-Cap Opportunity Fund	9.49	11.81	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.17	10.16	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.56	6.50	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.40	3.75	0.00
Rydex VT Inverse S&P 500 Fund	7.85	5.56	0.00
Rydex VT NASDAQ-100® Fund	9.77	14.53	0.00
Rydex VT Nova Fund	7.61	10.09	0.00
Rydex VT U.S. Govt Money Market Fund	9.74	9.54	0.00
Van Eck Worldwide Bond Fund	13.99	14.50	0.00
Van Eck Worldwide Emerging Markets Fund	15.50	32.32	4,693.50
Van Eck Worldwide Hard Assets Fund	24.86	38.31	2,194.77

Table 22 – 2.25% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	4.05	5.05	0.00
AIM V.I. Global Health Care Fund	8.49	10.59	0.00
AIM V.I. Technology Fund	5.81	8.94	0.00
AIM V.I. Utilities Fund	12.84	14.42	0.00
Alger Capital Appreciation Portfolio	8.62	12.74	0.00
Alger Large Cap Growth Portfolio	6.51	9.40	746.90
Alger Mid-Cap Growth Portfolio	6.96	10.32	0.00
Alger Small Capitalization Growth Portfolio	9.48	13.48	0.00
American Century VP Balanced Fund	9.88	11.16	0.00
American Century VP Capital Appreciation Fund	10.01	13.42	0.00
American Century VP Income & Growth Fund	8.02	9.24	0.00
American Century VP Inflation Protection Fund	10.18	10.97	120.75
American Century VP International Fund	9.52	12.43	921.57
American Century VP Large Company Value	7.14	8.37	0.00
American Century VP Mid Cap Value Fund	8.85	11.23	0.00
American Century VP Ultra® Fund	6.34	8.33	0.00
American Century VP Value Fund	9.66	11.30	940.45
Calvert VS Social Equity Portfolio	7.90	10.37	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.24	9.35	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.79	11.07	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.93	10.26	0.00
Fidelity VIP Balanced Portfolio	8.18	11.06	0.00
Fidelity VIP Contrafund Portfolio	10.05	13.31	0.00
Fidelity VIP Equity-Income Portfolio	7.66	9.72	18.87
Fidelity VIP Growth & Income Portfolio	7.43	9.22	0.00
Fidelity VIP Growth Opportunities Portfolio	6.01	8.54	0.00
Fidelity VIP Growth Portfolio	6.26	7.84	0.00
Fidelity VIP High Income Portfolio	10.67	14.97	272.69
Fidelity VIP Index 500 Portfolio	7.65	9.45	971.67
Fidelity VIP Investment Grade Bond Portfolio	10.87	12.27	0.00
Fidelity VIP MidCap Portfolio	12.38	16.91	0.00
Fidelity VIP Money Market Portfolio	10.39	10.23	1,748.60
Fidelity VIP Overseas Portfolio	10.71	13.21	0.00
Fidelity VIP Value Strategies Portfolio	6.20	9.53	0.00
Goldman Sachs VIT Large Cap Value Fund	7.81	9.04	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.90	10.28	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.10	7.61	439.08
JPMorgan Insurance Trust Core Bond Portfolio	9.05	9.28	1,409.66
JPMorgan Insurance Trust Small Cap Core Portfolio	8.71	10.44	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.32	9.67	0.00
Lord Abbett Series Fund, Inc. International Portfolio	10.48	15.16	82.12
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.13	11.30	500.03
MFS VIT Growth Series	7.82	10.50	0.00
MFS VIT Investors Trust Series	8.30	10.27	0.00
MFS VIT New Discovery Series	6.25	9.96	0.00
MFS VIT Research Series	8.21	10.45	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.32	10.69	0.00
Neuberger Berman AMT Regency Portfolio	6.44	9.23	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.09	7.31	0.00
PIMCO VIT High Yield Portfolio	9.51	13.04	35.42
PIMCO VIT Low Duration Portfolio	10.13	11.22	0.00
PIMCO VIT Real Return Portfolio	10.72	12.41	0.00
PIMCO VIT Total Return Portfolio	11.41	12.72	1,712.78
Rydex VT All-Cap Opportunity Fund	9.47	11.78	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.14	10.13	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.55	6.48	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.96	4.08	0.00
Rydex VT Inverse S&P 500 Fund	8.84	6.26	0.00
Rydex VT NASDAQ-100® Fund	7.67	11.41	0.00
Rydex VT Nova Fund	5.49	7.28	0.00
Rydex VT U.S. Govt Money Market Fund	9.63	9.42	0.00
Van Eck Worldwide Bond Fund	13.94	14.45	0.00
Van Eck Worldwide Emerging Markets Fund	12.63	26.33	0.00
Van Eck Worldwide Hard Assets Fund	21.61	33.28	8.52

Table 23 – 2.30% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Income 5 Rider and Three-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Income Select Rider and Zero-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider and Five-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	4.04	5.03	0.00
AIM V.I. Global Health Care Fund	8.46	10.55	0.00
AIM V.I. Technology Fund	5.79	8.90	0.00
AIM V.I. Utilities Fund	12.79	14.37	0.00
Alger Capital Appreciation Portfolio	8.59	12.69	0.00
Alger Large Cap Growth Portfolio	6.49	9.36	228.37
Alger Mid-Cap Growth Portfolio	6.94	10.28	55.18
Alger Small Capitalization Growth Portfolio	9.44	13.43	0.00
American Century VP Balanced Fund	9.85	11.11	223.53
American Century VP Capital Appreciation Fund	9.98	13.37	0.00
American Century VP Income & Growth Fund	7.99	9.20	0.00
American Century VP Inflation Protection Fund	10.16	10.94	24.63
American Century VP International Fund	9.48	12.38	226.99
American Century VP Large Company Value	7.12	8.34	0.00
American Century VP Mid Cap Value Fund	8.83	11.20	382.20
American Century VP Ultra® Fund	6.32	8.31	0.00
American Century VP Value Fund	9.62	11.26	208.18
Calvert VS Social Equity Portfolio	7.88	10.34	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.22	9.31	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.76	11.02	46.83
Fidelity VIP Asset Manager: Growth® Portfolio	7.90	10.22	485.48
Fidelity VIP Balanced Portfolio	8.15	11.02	0.00
Fidelity VIP Contrafund Portfolio	10.02	13.26	281.33
Fidelity VIP Equity-Income Portfolio	7.63	9.68	507.88
Fidelity VIP Growth & Income Portfolio	7.40	9.19	0.00
Fidelity VIP Growth Opportunities Portfolio	5.99	8.51	0.00
Fidelity VIP Growth Portfolio	6.24	7.81	0.00
Fidelity VIP High Income Portfolio	10.63	14.91	29.48
Fidelity VIP Index 500 Portfolio	7.63	9.41	268.24
Fidelity VIP Investment Grade Bond Portfolio	10.83	12.22	0.00
Fidelity VIP MidCap Portfolio	12.33	16.85	0.00
Fidelity VIP Money Market Portfolio	10.35	10.19	0.00
Fidelity VIP Overseas Portfolio	10.67	13.16	98.53
Fidelity VIP Value Strategies Portfolio	6.18	9.50	0.00
Goldman Sachs VIT Large Cap Value Fund	7.80	9.02	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.88	10.25	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.09	7.59	85.52
JPMorgan Insurance Trust Core Bond Portfolio	9.02	9.24	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	8.68	10.40	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.29	9.63	0.00
Lord Abbett Series Fund, Inc. International Portfolio	10.45	15.10	33.44
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.10	11.26	137.70
MFS VIT Growth Series	7.79	10.46	0.00
MFS VIT Investors Trust Series	8.27	10.23	0.00
MFS VIT New Discovery Series	6.23	9.92	0.00
MFS VIT Research Series	8.18	10.41	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.31	10.66	0.00
Neuberger Berman AMT Regency Portfolio	6.43	9.21	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.08	7.29	0.00
PIMCO VIT High Yield Portfolio	9.48	13.00	4.77
PIMCO VIT Low Duration Portfolio	10.10	11.18	0.00
PIMCO VIT Real Return Portfolio	10.69	12.37	0.00
PIMCO VIT Total Return Portfolio	11.38	12.68	498.34
Rydex VT All-Cap Opportunity Fund	9.44	11.75	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.11	10.11	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.54	6.46	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.94	4.06	0.00
Rydex VT Inverse S&P 500 Fund	8.81	6.24	0.00
Rydex VT NASDAQ-100® Fund	7.65	11.36	0.00
Rydex VT Nova Fund	5.48	7.25	0.00
Rydex VT U.S. Govt Money Market Fund	9.60	9.38	0.00
Van Eck Worldwide Bond Fund	13.90	14.40	0.00
Van Eck Worldwide Emerging Markets Fund	12.59	26.23	89.37
Van Eck Worldwide Hard Assets Fund	21.53	33.15	3.61

Table 24 – 2.35% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.66	4.56	0.00
AIM V.I. Global Health Care Fund	7.99	9.97	0.00
AIM V.I. Technology Fund	6.46	9.93	0.00
AIM V.I. Utilities Fund	9.58	10.76	0.00
Alger Capital Appreciation Portfolio	8.73	12.88	0.00
Alger Large Cap Growth Portfolio	6.59	9.51	90.50
Alger Mid-Cap Growth Portfolio	5.75	8.52	0.00
Alger Small Capitalization Growth Portfolio	7.46	10.60	0.00
American Century VP Balanced Fund	8.64	9.75	0.00
American Century VP Capital Appreciation Fund	9.37	12.55	0.00
American Century VP Income & Growth Fund	7.16	8.23	0.00
American Century VP Inflation Protection Fund	10.20	10.99	0.00
American Century VP International Fund	8.09	10.56	144.92
American Century VP Large Company Value	7.04	8.24	0.00
American Century VP Mid Cap Value Fund	8.40	10.65	0.00
American Century VP Ultra® Fund	6.50	8.54	0.00
American Century VP Value Fund	7.79	9.11	158.11
Calvert VS Social Equity Portfolio	7.28	9.55	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.80	8.76	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.32	10.46	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.72	9.99	0.00
Fidelity VIP Balanced Portfolio	7.75	10.47	0.00
Fidelity VIP Contrafund Portfolio	7.49	9.91	0.00
Fidelity VIP Equity-Income Portfolio	6.64	8.42	0.00
Fidelity VIP Growth & Income Portfolio	7.24	8.98	0.00
Fidelity VIP Growth Opportunities Portfolio	5.76	8.19	0.00
Fidelity VIP Growth Portfolio	6.84	8.55	0.00
Fidelity VIP High Income Portfolio	7.94	11.13	52.68
Fidelity VIP Index 500 Portfolio	7.24	8.94	128.09
Fidelity VIP Investment Grade Bond Portfolio	9.69	10.93	0.00
Fidelity VIP MidCap Portfolio	7.84	10.71	0.00
Fidelity VIP Money Market Portfolio	10.64	10.47	257.77
Fidelity VIP Overseas Portfolio	7.96	9.81	0.00
Fidelity VIP Value Strategies Portfolio	5.74	8.81	0.00
Goldman Sachs VIT Large Cap Value Fund	7.66	8.85	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.19	9.36	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.80	7.24	61.41
JPMorgan Insurance Trust Core Bond Portfolio	8.24	8.44	217.05
JPMorgan Insurance Trust Small Cap Core Portfolio	6.89	8.25	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.39	8.58	0.00
Lord Abbett Series Fund, Inc. International Portfolio	6.84	9.88	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.49	8.03	90.72
MFS VIT Growth Series	8.00	10.73	0.00
MFS VIT Investors Trust Series	7.95	9.83	0.00
MFS VIT New Discovery Series	6.65	10.58	0.00
MFS VIT Research Series	7.50	9.53	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	7.80	10.01	0.00
Neuberger Berman AMT Regency Portfolio	5.99	8.57	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.05	7.26	0.00
PIMCO VIT High Yield Portfolio	8.04	11.01	0.00
PIMCO VIT Low Duration Portfolio	10.33	11.43	0.00
PIMCO VIT Real Return Portfolio	9.66	11.17	0.00
PIMCO VIT Total Return Portfolio	10.95	12.19	243.69
Rydex VT All-Cap Opportunity Fund	8.09	10.06	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.07	9.41	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.75	7.88	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.65	6.82	0.00
Rydex VT Inverse S&P 500 Fund	11.88	8.41	0.00
Rydex VT NASDAQ-100® Fund	6.94	10.30	0.00
Rydex VT Nova Fund	5.21	6.89	0.00
Rydex VT U.S. Govt Money Market Fund	10.18	9.94	0.00
Van Eck Worldwide Bond Fund	11.05	11.44	0.00
Van Eck Worldwide Emerging Markets Fund	7.18	14.95	0.00
Van Eck Worldwide Hard Assets Fund	10.63	16.36	0.00

Table 25 – 2.40% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider and Estate Planning Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider and Surrender Charge Rider – Three Years

Base Contract with Guaranteed Income Select Rider, Estate Planning Rider and Five-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider, Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	4.01	4.99	0.00
AIM V.I. Global Health Care Fund	8.40	10.47	841.01
AIM V.I. Technology Fund	5.75	8.83	1,952.77
AIM V.I. Utilities Fund	12.71	14.26	984.62
Alger Capital Appreciation Portfolio	8.54	12.59	698.02
Alger Large Cap Growth Portfolio	6.45	9.29	7,608.66
Alger Mid-Cap Growth Portfolio	6.89	10.20	2,369.33
Alger Small Capitalization Growth Portfolio	9.38	13.32	724.35
American Century VP Balanced Fund	9.78	11.03	0.00
American Century VP Capital Appreciation Fund	9.91	13.26	281.16
American Century VP Income & Growth Fund	7.94	9.13	0.00
American Century VP Inflation Protection Fund	10.12	10.89	16,716.90
American Century VP International Fund	9.42	12.29	1,983.42
American Century VP Large Company Value	7.09	8.30	0.00
American Century VP Mid Cap Value Fund	8.79	11.14	0.00
American Century VP Ultra® Fund	6.30	8.27	68.66
American Century VP Value Fund	9.56	11.17	5,127.66
Calvert VS Social Equity Portfolio	7.82	10.26	215.89
Calvert VS Social Mid Cap Growth Portfolio	7.17	9.24	358.27
Fidelity VIP Asset ManagerSM Portfolio	8.70	10.94	715.64
Fidelity VIP Asset Manager: Growth® Portfolio	7.84	10.14	0.00
Fidelity VIP Balanced Portfolio	8.09	10.93	10,824.47
Fidelity VIP Contrafund Portfolio	9.95	13.15	892.29
Fidelity VIP Equity-Income Portfolio	7.58	9.61	6,972.76
Fidelity VIP Growth & Income Portfolio	7.35	9.12	0.00
Fidelity VIP Growth Opportunities Portfolio	5.95	8.44	0.00
Fidelity VIP Growth Portfolio	6.20	7.75	433.34
Fidelity VIP High Income Portfolio	10.56	14.79	1,806.00
Fidelity VIP Index 500 Portfolio	7.57	9.34	12,462.74
Fidelity VIP Investment Grade Bond Portfolio	10.75	12.12	405.95
Fidelity VIP MidCap Portfolio	12.25	16.71	844.73
Fidelity VIP Money Market Portfolio	10.28	10.11	1,402.82
Fidelity VIP Overseas Portfolio	10.60	13.06	4,736.95
Fidelity VIP Value Strategies Portfolio	6.16	9.45	4,647.98
Goldman Sachs VIT Large Cap Value Fund	7.77	8.97	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.85	10.20	1,860.13
Goldman Sachs VIT Structured Small Cap Equity Fund	6.06	7.56	3,110.99
JPMorgan Insurance Trust Core Bond Portfolio	8.96	9.17	2,330.49
JPMorgan Insurance Trust Small Cap Core Portfolio	8.62	10.32	1,337.56
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.23	9.55	286.52
Lord Abbett Series Fund, Inc. International Portfolio	10.37	14.98	7,266.89
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	9.04	11.17	2,441.92
MFS VIT Growth Series	7.74	10.38	0.00
MFS VIT Investors Trust Series	8.22	10.15	0.00
MFS VIT New Discovery Series	6.19	9.84	1,844.09
MFS VIT Research Series	8.13	10.33	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.27	10.61	180.73
Neuberger Berman AMT Regency Portfolio	6.40	9.16	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.05	7.25	0.00
PIMCO VIT High Yield Portfolio	9.43	12.91	5,491.22
PIMCO VIT Low Duration Portfolio	10.04	11.11	0.00
PIMCO VIT Real Return Portfolio	10.63	12.28	1,092.64
PIMCO VIT Total Return Portfolio	11.31	12.60	10,868.95
Rydex VT All-Cap Opportunity Fund	9.40	11.68	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.05	10.06	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.51	6.43	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.89	4.03	0.00
Rydex VT Inverse S&P 500 Fund	8.75	6.19	0.00
Rydex VT NASDAQ-100® Fund	7.60	11.28	5,296.55
Rydex VT Nova Fund	5.44	7.19	6,108.80
Rydex VT U.S. Govt Money Market Fund	9.53	9.31	0.00
Van Eck Worldwide Bond Fund	13.81	14.29	0.00
Van Eck Worldwide Emerging Markets Fund	12.51	26.03	1,121.73
Van Eck Worldwide Hard Assets Fund	21.39	32.89	1,746.93

Table 26 – 2.45% Asset Charge

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate Asset

Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider,

Three-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and

GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB

Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and

GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Income 5 Rider, Minimum Premium Rider and Guaranteed Minimum Death

Benefit Rider

Base Contract with Guaranteed Income 5 Rider, Minimum Premium Rider and Zero-Year Surrender Charge Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.66	4.55	0.00
AIM V.I. Global Health Care Fund	8.83	11.00	0.00
AIM V.I. Technology Fund	6.26	9.62	98.63
AIM V.I. Utilities Fund	10.92	12.24	0.00
Alger Capital Appreciation Portfolio	9.34	13.77	33.86
Alger Large Cap Growth Portfolio	7.13	10.27	8,284.80
Alger Mid-Cap Growth Portfolio	6.17	9.14	3,523.97
Alger Small Capitalization Growth Portfolio	8.27	11.75	0.00
American Century VP Balanced Fund	8.86	9.98	0.00
American Century VP Capital Appreciation Fund	10.57	14.14	23.62
American Century VP Income & Growth Fund	7.41	8.52	0.00
American Century VP Inflation Protection Fund	10.10	10.86	3,526.81
American Century VP International Fund	8.60	11.21	8,945.25
American Century VP Large Company Value	7.08	8.28	0.00
American Century VP Mid Cap Value Fund	8.78	11.11	0.00
American Century VP Ultra® Fund	6.28	8.25	0.00
American Century VP Value Fund	8.04	9.40	10,833.19
Calvert VS Social Equity Portfolio	7.52	9.86	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.93	8.93	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.38	10.53	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.77	10.04	0.00
Fidelity VIP Balanced Portfolio	7.72	10.42	0.00
Fidelity VIP Contrafund Portfolio	8.09	10.69	87.71
Fidelity VIP Equity-Income Portfolio	6.80	8.62	3,448.65
Fidelity VIP Growth & Income Portfolio	7.25	8.98	0.00
Fidelity VIP Growth Opportunities Portfolio	5.82	8.27	80.84
Fidelity VIP Growth Portfolio	6.94	8.66	0.00
Fidelity VIP High Income Portfolio	7.98	11.17	2,128.87
Fidelity VIP Index 500 Portfolio	7.40	9.12	15,795.46
Fidelity VIP Investment Grade Bond Portfolio	9.70	10.92	623.01
Fidelity VIP MidCap Portfolio	8.56	11.67	0.00
Fidelity VIP Money Market Portfolio	10.61	10.43	5,337.19
Fidelity VIP Overseas Portfolio	8.61	10.61	1,969.09
Fidelity VIP Value Strategies Portfolio	5.83	8.94	100.43
Goldman Sachs VIT Large Cap Value Fund	7.75	8.95	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.83	10.18	1,378.66
Goldman Sachs VIT Structured Small Cap Equity Fund	6.05	7.54	4,132.89
JPMorgan Insurance Trust Core Bond Portfolio	8.30	8.49	6,083.92
JPMorgan Insurance Trust Small Cap Core Portfolio	7.16	8.56	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.41	8.59	0.00
Lord Abbett Series Fund, Inc. International Portfolio	7.82	11.29	7,510.92
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.96	8.60	4,312.38
MFS VIT Growth Series	8.34	11.18	0.00
MFS VIT Investors Trust Series	8.27	10.21	0.00
MFS VIT New Discovery Series	6.88	10.94	30.54
MFS VIT Research Series	8.01	10.18	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.26	10.58	0.00
Neuberger Berman AMT Regency Portfolio	6.39	9.14	98.90
Neuberger Berman AMT Small-Cap Growth Portfolio	6.04	7.23	0.00
PIMCO VIT High Yield Portfolio	8.21	11.23	1,419.92
PIMCO VIT Low Duration Portfolio	10.18	11.25	0.00
PIMCO VIT Real Return Portfolio	9.68	11.18	23.03
PIMCO VIT Total Return Portfolio	11.02	12.27	16,109.28
Rydex VT All-Cap Opportunity Fund	8.58	10.66	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	15.02	10.03	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.09	7.10	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.56	6.76	0.00
Rydex VT Inverse S&P 500 Fund	11.37	8.04	0.00
Rydex VT NASDAQ-100® Fund	6.80	10.09	0.00
Rydex VT Nova Fund	5.36	7.09	0.00
Rydex VT U.S. Govt Money Market Fund	10.07	9.83	0.00
Van Eck Worldwide Bond Fund	10.74	11.11	0.00
Van Eck Worldwide Emerging Markets Fund	8.52	17.72	69.40
Van Eck Worldwide Hard Assets Fund	13.05	20.06	1,228.19

Table 27 – 2.50% Asset Charge

Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select, Estate Planning Rider and Three-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Higher Education Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.99	4.95	0.00
AIM V.I. Global Health Care Fund	8.34	10.39	0.00
AIM V.I. Technology Fund	5.71	8.77	0.00
AIM V.I. Utilities Fund	12.62	14.15	0.00
Alger Capital Appreciation Portfolio	8.48	12.49	0.00
Alger Large Cap Growth Portfolio	6.40	9.21	312.65
Alger Mid-Cap Growth Portfolio	6.84	10.12	138.26
Alger Small Capitalization Growth Portfolio	9.31	13.22	0.00
American Century VP Balanced Fund	9.71	10.94	0.00
American Century VP Capital Appreciation Fund	9.84	13.16	0.00
American Century VP Income & Growth Fund	7.88	9.06	0.00
American Century VP Inflation Protection Fund	10.08	10.84	445.17
American Century VP International Fund	9.35	12.19	0.00
American Century VP Large Company Value	7.06	8.26	0.00
American Century VP Mid Cap Value Fund	8.76	11.09	0.00
American Century VP Ultra® Fund	6.27	8.23	0.00
American Century VP Value Fund	9.49	11.08	176.14
Calvert VS Social Equity Portfolio	7.77	10.18	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.12	9.17	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.64	10.85	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.79	10.06	0.00
Fidelity VIP Balanced Portfolio	8.04	10.84	0.00
Fidelity VIP Contrafund Portfolio	9.88	13.05	0.00
Fidelity VIP Equity-Income Portfolio	7.52	9.53	338.77
Fidelity VIP Growth & Income Portfolio	7.30	9.04	0.00
Fidelity VIP Growth Opportunities Portfolio	5.90	8.38	0.00
Fidelity VIP Growth Portfolio	6.16	7.68	0.00
Fidelity VIP High Income Portfolio	10.49	14.68	0.00
Fidelity VIP Index 500 Portfolio	7.52	9.26	651.25
Fidelity VIP Investment Grade Bond Portfolio	10.68	12.03	221.38
Fidelity VIP MidCap Portfolio	12.16	16.58	0.00
Fidelity VIP Money Market Portfolio	10.21	10.03	365.07
Fidelity VIP Overseas Portfolio	10.52	12.95	252.21
Fidelity VIP Value Strategies Portfolio	6.13	9.39	0.00
Goldman Sachs VIT Large Cap Value Fund	7.74	8.93	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.82	10.15	317.71
Goldman Sachs VIT Structured Small Cap Equity Fund	6.04	7.52	50.96
JPMorgan Insurance Trust Core Bond Portfolio	8.90	9.10	407.12
JPMorgan Insurance Trust Small Cap Core Portfolio	8.57	10.24	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.17	9.48	0.00
Lord Abbett Series Fund, Inc. International Portfolio	10.30	14.86	284.56
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	8.97	11.08	0.00
MFS VIT Growth Series	7.69	10.29	0.00
MFS VIT Investors Trust Series	8.16	10.07	0.00
MFS VIT New Discovery Series	6.14	9.76	0.00
MFS VIT Research Series	8.07	10.25	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.24	10.56	0.00
Neuberger Berman AMT Regency Portfolio	6.38	9.12	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.03	7.22	0.00
PIMCO VIT High Yield Portfolio	9.38	12.83	173.71
PIMCO VIT Low Duration Portfolio	9.98	11.03	0.00
PIMCO VIT Real Return Portfolio	10.57	12.20	0.00
PIMCO VIT Total Return Portfolio	11.25	12.51	1,042.04
Rydex VT All-Cap Opportunity Fund	9.36	11.62	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.99	10.01	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.49	6.39	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.85	4.00	0.00
Rydex VT Inverse S&P 500 Fund	8.69	6.14	0.00
Rydex VT NASDAQ-100® Fund	7.55	11.19	0.00
Rydex VT Nova Fund	5.40	7.14	0.00
Rydex VT U.S. Govt Money Market Fund	9.47	9.24	0.00
Van Eck Worldwide Bond Fund	13.73	14.19	0.00
Van Eck Worldwide Emerging Markets Fund	12.42	25.83	0.00
Van Eck Worldwide Hard Assets Fund	21.24	32.63	59.69

Table 28 – 2.55% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Income Select and Minimum Premium Rider and Zero-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select and Guaranteed Minimum Death Benefit Rider and Five-Year Surrender Charge Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Base Contract with Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	4.51	5.61	0.00
AIM V.I. Global Health Care Fund	9.96	12.40	0.00
AIM V.I. Technology Fund	8.48	13.02	0.00
AIM V.I. Utilities Fund	15.30	17.14	0.00
Alger Capital Appreciation Portfolio	11.55	17.01	0.00
Alger Large Cap Growth Portfolio	8.85	12.72	49.80
Alger Mid-Cap Growth Portfolio	9.01	13.33	17.51
Alger Small Capitalization Growth Portfolio	12.29	17.43	0.00
American Century VP Balanced Fund	10.79	12.15	0.00
American Century VP Capital Appreciation Fund	12.15	16.23	0.00
American Century VP Income & Growth Fund	9.76	11.21	0.00
American Century VP Inflation Protection Fund	10.06	10.81	30.80
American Century VP International Fund	11.09	14.45	0.00
American Century VP Large Company Value	7.05	8.24	0.00
American Century VP Mid Cap Value Fund	8.74	11.06	0.00
American Century VP Ultra® Fund	6.26	8.21	0.00
American Century VP Value Fund	10.94	12.77	25.72
Calvert VS Social Equity Portfolio	9.10	11.91	0.00
Calvert VS Social Mid Cap Growth Portfolio	8.99	11.56	0.00
Fidelity VIP Asset ManagerSM Portfolio	9.65	12.11	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	9.27	11.96	0.00
Fidelity VIP Balanced Portfolio	8.89	11.98	0.00
Fidelity VIP Contrafund Portfolio	10.81	14.27	58.07
Fidelity VIP Equity-Income Portfolio	9.08	11.50	53.82
Fidelity VIP Growth & Income Portfolio	8.62	10.68	0.00
Fidelity VIP Growth Opportunities Portfolio	7.26	10.29	0.00
Fidelity VIP Growth Portfolio	8.48	10.58	0.00
Fidelity VIP High Income Portfolio	10.93	15.28	0.00
Fidelity VIP Index 500 Portfolio	9.43	11.61	84.68
Fidelity VIP Investment Grade Bond Portfolio	10.26	11.55	0.00
Fidelity VIP MidCap Portfolio	13.73	18.71	0.00
Fidelity VIP Money Market Portfolio	10.25	10.07	0.00
Fidelity VIP Overseas Portfolio	12.61	15.51	27.25
Fidelity VIP Value Strategies Portfolio	6.11	9.37	0.00
Goldman Sachs VIT Large Cap Value Fund	7.72	8.91	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.80	10.13	45.09
Goldman Sachs VIT Structured Small Cap Equity Fund	6.03	7.50	26.93
JPMorgan Insurance Trust Core Bond Portfolio	8.62	8.81	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	11.23	13.42	4.69
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	9.99	11.58	0.00
Lord Abbett Series Fund, Inc. International Portfolio	12.11	17.46	63.43
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	10.08	12.45	0.00
MFS VIT Growth Series	10.68	14.29	0.00
MFS VIT Investors Trust Series	9.96	12.29	0.00
MFS VIT New Discovery Series	8.54	13.57	0.00
MFS VIT Research Series	10.28	13.04	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.22	10.53	0.00
Neuberger Berman AMT Regency Portfolio	6.37	9.10	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.02	7.20	0.00
PIMCO VIT High Yield Portfolio	9.35	12.78	16.06
PIMCO VIT Low Duration Portfolio	9.96	11.00	0.00
PIMCO VIT Real Return Portfolio	10.54	12.16	0.00
PIMCO VIT Total Return Portfolio	11.22	12.47	62.76
Rydex VT All-Cap Opportunity Fund	9.33	11.58	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.96	9.98	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.47	6.37	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.26	3.66	0.00
Rydex VT Inverse S&P 500 Fund	7.68	5.42	0.00
Rydex VT NASDAQ-100® Fund	9.56	14.17	0.00
Rydex VT Nova Fund	7.45	9.84	0.00
Rydex VT U.S. Govt Money Market Fund	9.53	9.30	0.00
Van Eck Worldwide Bond Fund	13.69	14.14	0.00
Van Eck Worldwide Emerging Markets Fund	15.17	31.52	0.00
Van Eck Worldwide Hard Assets Fund	24.33	37.36	7.34

Table 29 – 2.60% Asset Charge
Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.63	4.51	0.00
AIM V.I. Global Health Care Fund	7.93	9.86	0.00
AIM V.I. Technology Fund	6.40	9.82	0.00
AIM V.I. Utilities Fund	9.50	10.64	0.00
Alger Capital Appreciation Portfolio	8.65	12.74	0.00
Alger Large Cap Growth Portfolio	6.54	9.40	0.00
Alger Mid-Cap Growth Portfolio	5.70	8.43	0.00
Alger Small Capitalization Growth Portfolio	7.40	10.49	0.00
American Century VP Balanced Fund	8.57	9.64	0.00
American Century VP Capital Appreciation Fund	9.29	12.41	0.00
American Century VP Income & Growth Fund	7.10	8.14	0.00
American Century VP Inflation Protection Fund	10.12	10.87	0.00
American Century VP International Fund	8.02	10.44	0.00
American Century VP Large Company Value	6.98	8.15	0.00
American Century VP Mid Cap Value Fund	8.33	10.54	0.00
American Century VP Ultra® Fund	6.44	8.44	0.00
American Century VP Value Fund	7.72	9.01	0.00
Calvert VS Social Equity Portfolio	7.22	9.45	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.74	8.67	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.25	10.35	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.66	9.88	0.00
Fidelity VIP Balanced Portfolio	7.68	10.35	0.00
Fidelity VIP Contrafund Portfolio	7.43	9.80	0.00
Fidelity VIP Equity-Income Portfolio	6.58	8.33	0.00
Fidelity VIP Growth & Income Portfolio	7.17	8.88	0.00
Fidelity VIP Growth Opportunities Portfolio	5.72	8.10	0.00
Fidelity VIP Growth Portfolio	6.78	8.46	0.00
Fidelity VIP High Income Portfolio	7.88	11.01	0.00
Fidelity VIP Index 500 Portfolio	7.18	8.84	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.61	10.81	0.00
Fidelity VIP MidCap Portfolio	7.78	10.59	0.00
Fidelity VIP Money Market Portfolio	10.55	10.36	0.00
Fidelity VIP Overseas Portfolio	7.89	9.71	0.00
Fidelity VIP Value Strategies Portfolio	5.69	8.71	0.00
Goldman Sachs VIT Large Cap Value Fund	7.59	8.75	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.13	9.26	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.76	7.16	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.17	8.34	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	6.83	8.16	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.33	8.49	0.00
Lord Abbett Series Fund, Inc. International Portfolio	6.79	9.78	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.44	7.94	0.00
MFS VIT Growth Series	7.93	10.61	0.00
MFS VIT Investors Trust Series	7.89	9.73	0.00
MFS VIT New Discovery Series	6.59	10.46	0.00
MFS VIT Research Series	7.43	9.43	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	7.74	9.90	0.00
Neuberger Berman AMT Regency Portfolio	5.94	8.48	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	6.00	7.18	0.00
PIMCO VIT High Yield Portfolio	7.97	10.89	0.00
PIMCO VIT Low Duration Portfolio	10.24	11.31	0.00
PIMCO VIT Real Return Portfolio	9.58	11.05	0.00
PIMCO VIT Total Return Portfolio	10.85	12.06	0.00
Rydex VT All-Cap Opportunity Fund	8.03	9.95	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	13.95	9.31	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.70	7.79	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.55	6.74	0.00
Rydex VT Inverse S&P 500 Fund	11.79	8.32	0.00
Rydex VT NASDAQ-100® Fund	6.88	10.19	0.00
Rydex VT Nova Fund	5.17	6.82	0.00
Rydex VT U.S. Govt Money Market Fund	10.09	9.84	0.00
Van Eck Worldwide Bond Fund	10.95	11.31	0.00
Van Eck Worldwide Emerging Markets Fund	7.12	14.78	0.00
Van Eck Worldwide Hard Assets Fund	10.54	16.18	0.00

Table 30 – 2.65% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select and Bonus Credit Rider and Minimum Premium Rider

Base Contract with Guaranteed Income Select and Bonus Credit Rider and Five-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider and Minimum Premium Rider and Estate Planning Rider and Five-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider and Estate Planning Rider

Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider and Estate Planning Rider and Zero-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.94	4.89	0.00
AIM V.I. Global Health Care Fund	8.25	10.26	0.00
AIM V.I. Technology Fund	5.65	8.67	0.00
AIM V.I. Utilities Fund	12.50	13.99	0.00
Alger Capital Appreciation Portfolio	8.39	12.34	0.00
Alger Large Cap Growth Portfolio	6.34	9.11	152.18
Alger Mid-Cap Growth Portfolio	6.77	10.00	0.00
Alger Small Capitalization Growth Portfolio	9.22	13.06	23.27
American Century VP Balanced Fund	9.61	10.81	60.82
American Century VP Capital Appreciation Fund	9.74	13.00	28.42
American Century VP Income & Growth Fund	7.80	8.95	0.00
American Century VP Inflation Protection Fund	10.02	10.75	0.00
American Century VP International Fund	9.26	12.05	39.77
American Century VP Large Company Value	7.02	8.20	0.00
American Century VP Mid Cap Value Fund	8.70	11.00	0.00
American Century VP Ultra® Fund	6.23	8.17	0.00
American Century VP Value Fund	9.39	10.95	0.00
Calvert VS Social Equity Portfolio	7.70	10.06	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.05	9.06	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.55	10.72	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.71	9.94	0.00
Fidelity VIP Balanced Portfolio	7.95	10.71	0.00
Fidelity VIP Contrafund Portfolio	9.78	12.90	47.44
Fidelity VIP Equity-Income Portfolio	7.45	9.42	84.46
Fidelity VIP Growth & Income Portfolio	7.22	8.94	0.00
Fidelity VIP Growth Opportunities Portfolio	5.84	8.28	0.00
Fidelity VIP Growth Portfolio	6.09	7.59	111.04
Fidelity VIP High Income Portfolio	10.38	14.50	0.00
Fidelity VIP Index 500 Portfolio	7.44	9.16	52.47
Fidelity VIP Investment Grade Bond Portfolio	10.57	11.89	0.00
Fidelity VIP MidCap Portfolio	12.04	16.39	21.86
Fidelity VIP Money Market Portfolio	10.10	9.91	0.00
Fidelity VIP Overseas Portfolio	10.41	12.80	0.00
Fidelity VIP Value Strategies Portfolio	6.08	9.31	0.00
Goldman Sachs VIT Large Cap Value Fund	7.69	8.86	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.77	10.08	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	6.00	7.46	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.81	9.00	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	8.48	10.13	30.26
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.09	9.37	0.00
Lord Abbett Series Fund, Inc. International Portfolio	10.20	14.68	28.02
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	8.88	10.95	34.20
MFS VIT Growth Series	7.61	10.17	0.00
MFS VIT Investors Trust Series	8.07	9.95	0.00
MFS VIT New Discovery Series	6.08	9.65	0.00
MFS VIT Research Series	7.99	10.13	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.19	10.48	0.00
Neuberger Berman AMT Regency Portfolio	6.34	9.05	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.99	7.16	0.00
PIMCO VIT High Yield Portfolio	9.30	12.70	0.00
PIMCO VIT Low Duration Portfolio	9.90	10.92	0.00
PIMCO VIT Real Return Portfolio	10.48	12.08	91.88
PIMCO VIT Total Return Portfolio	11.16	12.39	0.00
Rydex VT All-Cap Opportunity Fund	9.29	11.52	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.90	9.93	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.45	6.34	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.78	3.96	0.00
Rydex VT Inverse S&P 500 Fund	8.61	6.07	0.00
Rydex VT NASDAQ-100® Fund	7.47	11.06	0.00
Rydex VT Nova Fund	5.35	7.06	0.00
Rydex VT U.S. Govt Money Market Fund	9.38	9.13	0.00
Van Eck Worldwide Bond Fund	13.60	14.04	0.00
Van Eck Worldwide Emerging Markets Fund	12.30	25.54	0.00
Van Eck Worldwide Hard Assets Fund	21.02	32.25	0.00

Table 31 – 2.70% Asset Charge

Base Contract with Guarantee Income 5 Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and Five-Year Surrender Charge Rider

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.62	4.49	0.00
AIM V.I. Global Health Care Fund	7.90	9.82	0.00
AIM V.I. Technology Fund	6.38	9.78	577.45
AIM V.I. Utilities Fund	9.47	10.59	0.00
Alger Capital Appreciation Portfolio	8.62	12.68	550.52
Alger Large Cap Growth Portfolio	6.52	9.36	1,283.01
Alger Mid-Cap Growth Portfolio	5.68	8.39	1,400.74
Alger Small Capitalization Growth Portfolio	7.37	10.44	0.00
American Century VP Balanced Fund	8.54	9.60	0.00
American Century VP Capital Appreciation Fund	9.26	12.36	408.38
American Century VP Income & Growth Fund	7.07	8.11	0.00
American Century VP Inflation Protection Fund	10.08	10.82	53.52
American Century VP International Fund	7.99	10.40	0.00
American Century VP Large Company Value	6.96	8.12	608.28
American Century VP Mid Cap Value Fund	8.30	10.49	0.00
American Century VP Ultra® Fund	6.42	8.41	0.00
American Century VP Value Fund	7.70	8.97	57.07
Calvert VS Social Equity Portfolio	7.20	9.41	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.72	8.63	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.22	10.30	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.63	9.84	0.00
Fidelity VIP Balanced Portfolio	7.66	10.31	0.00
Fidelity VIP Contrafund Portfolio	7.40	9.76	310.38
Fidelity VIP Equity-Income Portfolio	6.56	8.30	85.73
Fidelity VIP Growth & Income Portfolio	7.15	8.84	0.00
Fidelity VIP Growth Opportunities Portfolio	5.70	8.06	1,147.91
Fidelity VIP Growth Portfolio	6.76	8.42	0.00
Fidelity VIP High Income Portfolio	7.85	10.96	0.00
Fidelity VIP Index 500 Portfolio	7.16	8.80	116.76
Fidelity VIP Investment Grade Bond Portfolio	9.58	10.77	26.76
Fidelity VIP MidCap Portfolio	7.75	10.54	473.20
Fidelity VIP Money Market Portfolio	10.52	10.31	18.58
Fidelity VIP Overseas Portfolio	7.87	9.67	72.99
Fidelity VIP Value Strategies Portfolio	5.67	8.68	0.00
Goldman Sachs VIT Large Cap Value Fund	7.57	8.71	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.11	9.21	68.53
Goldman Sachs VIT Structured Small Cap Equity Fund	5.74	7.13	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.14	8.31	69.02
JPMorgan Insurance Trust Small Cap Core Portfolio	6.81	8.13	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.30	8.45	0.00
Lord Abbett Series Fund, Inc. International Portfolio	6.76	9.73	92.01
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.42	7.91	0.00
MFS VIT Growth Series	7.90	10.56	288.50
MFS VIT Investors Trust Series	7.86	9.68	0.00
MFS VIT New Discovery Series	6.57	10.42	0.00
MFS VIT Research Series	7.41	9.39	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	7.71	9.86	0.00
Neuberger Berman AMT Regency Portfolio	5.92	8.44	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.98	7.15	0.00
PIMCO VIT High Yield Portfolio	7.94	10.84	27.45
PIMCO VIT Low Duration Portfolio	10.21	11.26	0.00
PIMCO VIT Real Return Portfolio	9.55	11.00	0.00
PIMCO VIT Total Return Portfolio	10.82	12.01	2,452.15
Rydex VT All-Cap Opportunity Fund	8.00	9.91	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	13.91	9.27	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.68	7.76	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.51	6.71	0.00
Rydex VT Inverse S&P 500 Fund	11.75	8.28	488.88
Rydex VT NASDAQ-100® Fund	6.86	10.14	0.00
Rydex VT Nova Fund	5.15	6.79	0.00
Rydex VT U.S. Govt Money Market Fund	10.06	9.79	0.00
Van Eck Worldwide Bond Fund	10.92	11.26	0.00
Van Eck Worldwide Emerging Markets Fund	7.09	14.72	0.00
Van Eck Worldwide Hard Assets Fund	10.51	16.11	743.09

Table 32 – 2.75% Asset Charge

Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Estate Planning Rider

Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Three-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Estate Planning Rider and Three-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider

Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.92	4.86	27.49
AIM V.I. Global Health Care Fund	8.20	10.18	0.00
AIM V.I. Technology Fund	5.62	8.60	0.00
AIM V.I. Utilities Fund	12.41	13.88	0.00
Alger Capital Appreciation Portfolio	8.33	12.25	0.00
Alger Large Cap Growth Portfolio	6.29	9.03	19.08
Alger Mid-Cap Growth Portfolio	6.72	9.92	23.36
Alger Small Capitalization Growth Portfolio	9.15	12.96	0.00
American Century VP Balanced Fund	9.55	10.72	0.00
American Century VP Capital Appreciation Fund	9.67	12.90	0.00
American Century VP Income & Growth Fund	7.75	8.88	0.00
American Century VP Inflation Protection Fund	9.98	10.70	0.00
American Century VP International Fund	9.19	11.95	52.12
American Century VP Large Company Value	6.99	8.16	0.00
American Century VP Mid Cap Value Fund	8.67	10.95	0.00
American Century VP Ultra® Fund	6.21	8.13	0.00
American Century VP Value Fund	9.33	10.86	31.36
Calvert VS Social Equity Portfolio	7.64	9.98	0.00
Calvert VS Social Mid Cap Growth Portfolio	7.00	9.00	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.49	10.64	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.66	9.86	0.00
Fidelity VIP Balanced Portfolio	7.90	10.63	0.00
Fidelity VIP Contrafund Portfolio	9.71	12.80	0.00
Fidelity VIP Equity-Income Portfolio	7.39	9.34	0.00
Fidelity VIP Growth & Income Portfolio	7.17	8.87	0.00
Fidelity VIP Growth Opportunities Portfolio	5.80	8.21	0.00
Fidelity VIP Growth Portfolio	6.05	7.53	0.00
Fidelity VIP High Income Portfolio	10.31	14.39	8.94
Fidelity VIP Index 500 Portfolio	7.39	9.08	34.12
Fidelity VIP Investment Grade Bond Portfolio	10.50	11.79	0.00
Fidelity VIP MidCap Portfolio	11.96	16.26	0.00
Fidelity VIP Money Market Portfolio	10.03	9.83	30.17
Fidelity VIP Overseas Portfolio	10.34	12.70	0.00
Fidelity VIP Value Strategies Portfolio	6.06	9.26	0.00
Goldman Sachs VIT Large Cap Value Fund	7.66	8.82	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.74	10.03	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.98	7.43	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.75	8.93	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	8.42	10.05	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	8.03	9.29	0.00
Lord Abbett Series Fund, Inc. International Portfolio	10.13	14.57	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	8.82	10.86	13.11
MFS VIT Growth Series	7.55	10.09	0.00
MFS VIT Investors Trust Series	8.02	9.87	0.00
MFS VIT New Discovery Series	6.04	9.57	0.00
MFS VIT Research Series	7.93	10.05	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.16	10.42	0.00
Neuberger Berman AMT Regency Portfolio	6.32	9.01	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.97	7.13	0.00
PIMCO VIT High Yield Portfolio	9.24	12.61	0.00
PIMCO VIT Low Duration Portfolio	9.84	10.85	0.00
PIMCO VIT Real Return Portfolio	10.42	12.00	0.00
PIMCO VIT Total Return Portfolio	11.09	12.31	28.43
Rydex VT All-Cap Opportunity Fund	9.25	11.45	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.84	9.88	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.42	6.30	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.73	3.93	0.00
Rydex VT Inverse S&P 500 Fund	8.55	6.03	0.00
Rydex VT NASDAQ-100® Fund	7.42	10.98	0.00
Rydex VT Nova Fund	5.31	7.00	0.00
Rydex VT U.S. Govt Money Market Fund	9.31	9.06	0.00
Van Eck Worldwide Bond Fund	13.52	13.94	0.00
Van Eck Worldwide Emerging Markets Fund	12.22	25.34	0.00
Van Eck Worldwide Hard Assets Fund	20.87	31.99	0.00

Table 33 – 2.80% Asset Charge

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and Five-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Guaranteed Minimum Death Benefit Rider and Zero-Year Surrender Charge Rider

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guarnteed Income 5 Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.61	4.47	0.00
AIM V.I. Global Health Care Fund	8.70	10.81	0.00
AIM V.I. Technology Fund	6.17	9.45	0.00
AIM V.I. Utilities Fund	10.76	12.03	0.00
Alger Capital Appreciation Portfolio	9.21	13.53	0.00
Alger Large Cap Growth Portfolio	7.03	10.09	3,936.73
Alger Mid-Cap Growth Portfolio	6.08	8.97	1,205.77
Alger Small Capitalization Growth Portfolio	8.16	11.54	0.00
American Century VP Balanced Fund	8.73	9.80	0.00
American Century VP Capital Appreciation Fund	10.42	13.89	0.00
American Century VP Income & Growth Fund	7.30	8.36	0.00
American Century VP Inflation Protection Fund	9.96	10.67	0.00
American Century VP International Fund	8.47	11.01	5,371.19
American Century VP Large Company Value	6.98	8.14	0.00
American Century VP Mid Cap Value Fund	8.65	10.92	0.00
American Century VP Ultra® Fund	6.20	8.11	0.00
American Century VP Value Fund	7.93	9.23	6,044.49
Calvert VS Social Equity Portfolio	7.42	9.68	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.84	8.77	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.26	10.35	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.66	9.86	0.00
Fidelity VIP Balanced Portfolio	7.61	10.23	0.00
Fidelity VIP Contrafund Portfolio	7.97	10.50	0.00
Fidelity VIP Equity-Income Portfolio	6.71	8.47	0.00
Fidelity VIP Growth & Income Portfolio	7.14	8.82	0.00
Fidelity VIP Growth Opportunities Portfolio	5.74	8.12	0.00
Fidelity VIP Growth Portfolio	6.84	8.51	0.00
Fidelity VIP High Income Portfolio	7.87	10.97	976.15
Fidelity VIP Index 500 Portfolio	7.30	8.96	5,869.46
Fidelity VIP Investment Grade Bond Portfolio	9.56	10.73	0.00
Fidelity VIP MidCap Portfolio	8.44	11.47	0.00
Fidelity VIP Money Market Portfolio	10.46	10.24	0.00
Fidelity VIP Overseas Portfolio	8.49	10.42	2,293.97
Fidelity VIP Value Strategies Portfolio	5.75	8.79	0.00
Goldman Sachs VIT Large Cap Value Fund	7.65	8.80	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.72	10.00	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.97	7.41	1,889.21
JPMorgan Insurance Trust Core Bond Portfolio	8.18	8.34	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	7.06	8.41	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.30	8.44	0.00
Lord Abbett Series Fund, Inc. International Portfolio	7.71	11.09	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.86	8.45	2,480.07
MFS VIT Growth Series	8.22	10.98	0.00
MFS VIT Investors Trust Series	8.15	10.03	0.00
MFS VIT New Discovery Series	6.78	10.75	0.00
MFS VIT Research Series	7.90	10.00	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.14	10.40	0.00
Neuberger Berman AMT Regency Portfolio	6.30	8.98	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.96	7.11	0.00
PIMCO VIT High Yield Portfolio	8.09	11.04	0.00
PIMCO VIT Low Duration Portfolio	10.03	11.05	0.00
PIMCO VIT Real Return Portfolio	9.54	10.98	0.00
PIMCO VIT Total Return Portfolio	10.87	12.05	5,005.67
Rydex VT All-Cap Opportunity Fund	8.46	10.47	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.81	9.86	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.01	6.97	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.39	6.64	0.00
Rydex VT Inverse S&P 500 Fund	11.21	7.90	0.00
Rydex VT NASDAQ-100® Fund	6.71	9.91	0.00
Rydex VT Nova Fund	5.29	6.96	0.00
Rydex VT U.S. Govt Money Market Fund	9.93	9.66	0.00
Van Eck Worldwide Bond Fund	10.59	10.91	0.00
Van Eck Worldwide Emerging Markets Fund	8.40	17.41	0.00
Van Eck Worldwide Hard Assets Fund	12.86	19.70	0.00

Table 34 – 2.85% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.89	4.82	0.00
AIM V.I. Global Health Care Fund	8.14	10.10	0.00
AIM V.I. Technology Fund	5.58	8.53	0.00
AIM V.I. Utilities Fund	12.33	13.77	0.00
Alger Capital Appreciation Portfolio	8.27	12.15	0.00
Alger Large Cap Growth Portfolio	6.25	8.96	0.00
Alger Mid-Cap Growth Portfolio	6.68	9.84	0.00
Alger Small Capitalization Growth Portfolio	9.09	12.86	0.00
American Century VP Balanced Fund	9.48	10.64	0.00
American Century VP Capital Appreciation Fund	9.61	12.80	0.00
American Century VP Income & Growth Fund	7.70	8.81	0.00
American Century VP Inflation Protection Fund	9.94	10.65	0.00
American Century VP International Fund	9.13	11.86	0.00
American Century VP Large Company Value	6.97	8.12	0.00
American Century VP Mid Cap Value Fund	8.64	10.89	0.00
American Century VP Ultra® Fund	6.18	8.09	0.00
American Century VP Value Fund	9.26	10.78	0.00
Calvert VS Social Equity Portfolio	7.59	9.91	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.96	8.93	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.43	10.55	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.60	9.78	0.00
Fidelity VIP Balanced Portfolio	7.84	10.55	0.00
Fidelity VIP Contrafund Portfolio	9.64	12.69	0.00
Fidelity VIP Equity-Income Portfolio	7.34	9.27	0.00
Fidelity VIP Growth & Income Portfolio	7.13	8.80	0.00
Fidelity VIP Growth Opportunities Portfolio	5.76	8.15	0.00
Fidelity VIP Growth Portfolio	6.01	7.47	0.00
Fidelity VIP High Income Portfolio	10.24	14.28	0.00
Fidelity VIP Index 500 Portfolio	7.34	9.01	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.42	11.70	0.00
Fidelity VIP MidCap Portfolio	11.87	16.13	0.00
Fidelity VIP Money Market Portfolio	9.96	9.75	0.00
Fidelity VIP Overseas Portfolio	10.27	12.60	0.00
Fidelity VIP Value Strategies Portfolio	6.03	9.21	0.00
Goldman Sachs VIT Large Cap Value Fund	7.63	8.77	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.71	9.98	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.95	7.39	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.70	8.86	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	8.37	9.97	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.98	9.22	0.00
Lord Abbett Series Fund, Inc. International Portfolio	10.06	14.45	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	8.76	10.78	0.00
MFS VIT Growth Series	7.50	10.01	0.00
MFS VIT Investors Trust Series	7.96	9.80	0.00
MFS VIT New Discovery Series	6.00	9.50	0.00
MFS VIT Research Series	7.88	9.97	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.13	10.37	0.00
Neuberger Berman AMT Regency Portfolio	6.29	8.96	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.94	7.09	0.00
PIMCO VIT High Yield Portfolio	9.19	12.53	0.00
PIMCO VIT Low Duration Portfolio	9.79	10.78	0.00
PIMCO VIT Real Return Portfolio	10.36	11.92	0.00
PIMCO VIT Total Return Portfolio	11.03	12.22	0.00
Rydex VT All-Cap Opportunity Fund	9.20	11.39	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.78	9.83	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.40	6.26	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.69	3.90	0.00
Rydex VT Inverse S&P 500 Fund	8.49	5.98	0.00
Rydex VT NASDAQ-100® Fund	7.37	10.89	0.00
Rydex VT Nova Fund	5.28	6.95	0.00
Rydex VT U.S. Govt Money Market Fund	9.25	9.00	0.00
Van Eck Worldwide Bond Fund	13.44	13.84	0.00
Van Eck Worldwide Emerging Markets Fund	12.14	25.15	0.00
Van Eck Worldwide Hard Assets Fund	20.73	31.74	0.00

Table 35 – 2.90% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Zero-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider, Minimum Premium Rider, and Five-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and Estate Planning Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Estate Planning Rider and Zero-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Guaranteed Minimum Death Benefit Rider, Estate Planning Rider and Five-Year Surrender Charge Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.59	4.45	0.00
AIM V.I. Global Health Care Fund	7.85	9.73	0.00
AIM V.I. Technology Fund	6.34	9.69	0.00
AIM V.I. Utilities Fund	9.41	10.50	0.00
Alger Capital Appreciation Portfolio	8.57	12.57	0.00
Alger Large Cap Growth Portfolio	6.47	9.28	0.00
Alger Mid-Cap Growth Portfolio	5.65	8.32	0.00
Alger Small Capitalization Growth Portfolio	7.32	10.35	0.00
American Century VP Balanced Fund	8.48	9.52	0.00
American Century VP Capital Appreciation Fund	9.20	12.25	0.00
American Century VP Income & Growth Fund	7.03	8.04	0.00
American Century VP Inflation Protection Fund	10.02	10.73	0.00
American Century VP International Fund	7.94	10.31	0.00
American Century VP Large Company Value	6.91	8.05	0.00
American Century VP Mid Cap Value Fund	8.25	10.40	0.00
American Century VP Ultra® Fund	6.38	8.33	0.00
American Century VP Value Fund	7.64	8.89	0.00
Calvert VS Social Equity Portfolio	7.15	9.33	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.67	8.56	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.17	10.22	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.58	9.75	0.00
Fidelity VIP Balanced Portfolio	7.60	10.22	0.00
Fidelity VIP Contrafund Portfolio	7.35	9.68	0.00
Fidelity VIP Equity-Income Portfolio	6.52	8.22	0.00
Fidelity VIP Growth & Income Portfolio	7.10	8.76	0.00
Fidelity VIP Growth Opportunities Portfolio	5.66	7.99	0.00
Fidelity VIP Growth Portfolio	6.71	8.35	0.00
Fidelity VIP High Income Portfolio	7.80	10.87	0.00
Fidelity VIP Index 500 Portfolio	7.11	8.72	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.51	10.67	0.00
Fidelity VIP MidCap Portfolio	7.70	10.45	0.00
Fidelity VIP Money Market Portfolio	10.45	10.22	0.00
Fidelity VIP Overseas Portfolio	7.81	9.58	0.00
Fidelity VIP Value Strategies Portfolio	5.63	8.60	0.00
Goldman Sachs VIT Large Cap Value Fund	7.52	8.64	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.06	9.13	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.70	7.07	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.09	8.24	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	6.76	8.06	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.25	8.38	0.00
Lord Abbett Series Fund, Inc. International Portfolio	6.72	9.65	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.37	7.84	0.00
MFS VIT Growth Series	7.85	10.47	0.00
MFS VIT Investors Trust Series	7.81	9.60	0.00
MFS VIT New Discovery Series	6.52	10.33	0.00
MFS VIT Research Series	7.36	9.31	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	7.66	9.77	0.00
Neuberger Berman AMT Regency Portfolio	5.88	8.37	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.94	7.09	0.00
PIMCO VIT High Yield Portfolio	7.89	10.75	0.00
PIMCO VIT Low Duration Portfolio	10.14	11.16	0.00
PIMCO VIT Real Return Portfolio	9.48	10.90	0.00
PIMCO VIT Total Return Portfolio	10.74	11.90	0.00
Rydex VT All-Cap Opportunity Fund	7.94	9.82	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	13.81	9.19	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.63	7.69	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.43	6.65	0.00
Rydex VT Inverse S&P 500 Fund	11.67	8.21	0.00
Rydex VT NASDAQ-100® Fund	6.81	10.05	0.00
Rydex VT Nova Fund	5.12	6.73	0.00
Rydex VT U.S. Govt Money Market Fund	9.99	9.71	0.00
Van Eck Worldwide Bond Fund	10.84	11.16	0.00
Van Eck Worldwide Emerging Markets Fund	7.05	14.59	0.00
Van Eck Worldwide Hard Assets Fund	10.44	15.97	0.00

Table 36 – 2.95% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Income 5 Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.59	4.44	0.00
AIM V.I. Global Health Care Fund	7.83	9.71	0.00
AIM V.I. Technology Fund	6.33	9.67	0.00
AIM V.I. Utilities Fund	9.39	10.48	0.00
Alger Capital Appreciation Portfolio	8.55	12.55	0.00
Alger Large Cap Growth Portfolio	6.46	9.26	0.00
Alger Mid-Cap Growth Portfolio	5.64	8.30	0.00
Alger Small Capitalization Growth Portfolio	7.31	10.33	0.00
American Century VP Balanced Fund	8.47	9.50	0.00
American Century VP Capital Appreciation Fund	9.18	12.22	0.00
American Century VP Income & Growth Fund	7.01	8.02	0.00
American Century VP Inflation Protection Fund	10.00	10.70	0.00
American Century VP International Fund	7.93	10.29	0.00
American Century VP Large Company Value	6.90	8.03	0.00
American Century VP Mid Cap Value Fund	8.23	10.38	0.00
American Century VP Ultra® Fund	6.37	8.31	0.00
American Century VP Value Fund	7.63	8.87	0.00
Calvert VS Social Equity Portfolio	7.14	9.31	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.66	8.54	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.15	10.19	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.57	9.73	0.00
Fidelity VIP Balanced Portfolio	7.59	10.20	0.00
Fidelity VIP Contrafund Portfolio	7.34	9.66	0.00
Fidelity VIP Equity-Income Portfolio	6.51	8.21	0.00
Fidelity VIP Growth & Income Portfolio	7.09	8.74	0.00
Fidelity VIP Growth Opportunities Portfolio	5.65	7.98	0.00
Fidelity VIP Growth Portfolio	6.70	8.33	0.00
Fidelity VIP High Income Portfolio	7.78	10.84	0.00
Fidelity VIP Index 500 Portfolio	7.10	8.70	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.50	10.65	0.00
Fidelity VIP MidCap Portfolio	7.69	10.43	0.00
Fidelity VIP Money Market Portfolio	10.43	10.20	0.00
Fidelity VIP Overseas Portfolio	7.80	9.56	0.00
Fidelity VIP Value Strategies Portfolio	5.62	8.58	0.00
Goldman Sachs VIT Large Cap Value Fund	7.50	8.62	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.05	9.11	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.69	7.05	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.07	8.22	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	6.75	8.04	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.24	8.36	0.00
Lord Abbett Series Fund, Inc. International Portfolio	6.71	9.63	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.36	7.82	0.00
MFS VIT Growth Series	7.84	10.45	0.00
MFS VIT Investors Trust Series	7.80	9.58	0.00
MFS VIT New Discovery Series	6.51	10.30	0.00
MFS VIT Research Series	7.35	9.29	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	7.65	9.75	0.00
Neuberger Berman AMT Regency Portfolio	5.87	8.35	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.93	7.07	0.00
PIMCO VIT High Yield Portfolio	7.88	10.73	0.00
PIMCO VIT Low Duration Portfolio	10.12	11.13	0.00
PIMCO VIT Real Return Portfolio	9.47	10.88	0.00
PIMCO VIT Total Return Portfolio	10.73	11.88	0.00
Rydex VT All-Cap Opportunity Fund	7.93	9.80	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	13.79	9.17	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.62	7.67	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.41	6.64	0.00
Rydex VT Inverse S&P 500 Fund	11.65	8.19	0.00
Rydex VT NASDAQ-100® Fund	6.80	10.03	0.00
Rydex VT Nova Fund	5.11	6.72	0.00
Rydex VT U.S. Govt Money Market Fund	9.97	9.69	0.00
Van Eck Worldwide Bond Fund	10.83	11.14	0.00
Van Eck Worldwide Emerging Markets Fund	7.03	14.56	0.00
Van Eck Worldwide Hard Assets Fund	10.42	15.94	0.00

Table 37 – 3.00% Asset Charge

Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider

Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider and Minimum Premium Rider and Three-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider and Estate Planning Rider and Five-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider and Estate Planning Rider and Three-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.85	4.76	0.00
AIM V.I. Global Health Care Fund	8.06	9.98	0.00
AIM V.I. Technology Fund	5.52	8.44	0.00
AIM V.I. Utilities Fund	12.21	13.62	0.00
Alger Capital Appreciation Portfolio	8.19	12.01	0.00
Alger Large Cap Growth Portfolio	6.18	8.86	0.00
Alger Mid-Cap Growth Portfolio	6.61	9.73	0.00
Alger Small Capitalization Growth Portfolio	9.00	12.70	0.00
American Century VP Balanced Fund	9.38	10.51	0.00
American Century VP Capital Appreciation Fund	9.51	12.65	0.00
American Century VP Income & Growth Fund	7.62	8.70	0.00
American Century VP Inflation Protection Fund	9.88	10.57	0.00
American Century VP International Fund	9.03	11.72	0.00
American Century VP Large Company Value	6.92	8.06	0.00
American Century VP Mid Cap Value Fund	8.58	10.81	0.00
American Century VP Ultra® Fund	6.15	8.03	0.00
American Century VP Value Fund	9.17	10.65	0.00
Calvert VS Social Equity Portfolio	7.52	9.79	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.89	8.82	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.35	10.43	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.52	9.67	0.00
Fidelity VIP Balanced Portfolio	7.76	10.42	0.00
Fidelity VIP Contrafund Portfolio	9.54	12.54	0.00
Fidelity VIP Equity-Income Portfolio	7.27	9.16	0.00
Fidelity VIP Growth & Income Portfolio	7.05	8.69	0.00
Fidelity VIP Growth Opportunities Portfolio	5.70	8.05	0.00
Fidelity VIP Growth Portfolio	5.95	7.39	0.00
Fidelity VIP High Income Portfolio	10.13	14.11	0.00
Fidelity VIP Index 500 Portfolio	7.27	8.91	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.32	11.56	0.00
Fidelity VIP MidCap Portfolio	11.75	15.94	0.00
Fidelity VIP Money Market Portfolio	9.86	9.64	0.00
Fidelity VIP Overseas Portfolio	10.17	12.45	0.00
Fidelity VIP Value Strategies Portfolio	5.99	9.13	0.00
Goldman Sachs VIT Large Cap Value Fund	7.58	8.71	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.66	9.90	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.92	7.33	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.61	8.76	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	8.28	9.86	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.90	9.11	0.00
Lord Abbett Series Fund, Inc. International Portfolio	9.95	14.28	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	8.67	10.65	0.00
MFS VIT Growth Series	7.42	9.89	0.00
MFS VIT Investors Trust Series	7.88	9.68	0.00
MFS VIT New Discovery Series	5.94	9.38	0.00
MFS VIT Research Series	7.80	9.85	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.08	10.29	0.00
Neuberger Berman AMT Regency Portfolio	6.25	8.89	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.91	7.04	0.00
PIMCO VIT High Yield Portfolio	9.11	12.41	0.00
PIMCO VIT Low Duration Portfolio	9.70	10.67	0.00
PIMCO VIT Real Return Portfolio	10.27	11.80	0.00
PIMCO VIT Total Return Portfolio	10.94	12.10	0.00
Rydex VT All-Cap Opportunity Fund	9.14	11.29	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.69	9.76	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.36	6.21	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.62	3.85	0.00
Rydex VT Inverse S&P 500 Fund	8.41	5.91	0.00
Rydex VT NASDAQ-100® Fund	7.30	10.77	0.00
Rydex VT Nova Fund	5.23	6.87	0.00
Rydex VT U.S. Govt Money Market Fund	9.16	8.89	0.00
Van Eck Worldwide Bond Fund	13.31	13.69	0.00
Van Eck Worldwide Emerging Markets Fund	12.02	24.86	0.00
Van Eck Worldwide Hard Assets Fund	20.52	31.36	0.00

Table 38 – 3.05% Asset Charge

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and Zero-Year Surrender Charge Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.58	4.42	0.00
AIM V.I. Global Health Care Fund	7.81	9.67	0.00
AIM V.I. Technology Fund	6.31	9.63	0.00
AIM V.I. Utilities Fund	9.36	10.43	0.00
Alger Capital Appreciation Portfolio	8.52	12.49	0.00
Alger Large Cap Growth Portfolio	6.44	9.22	0.00
Alger Mid-Cap Growth Portfolio	5.62	8.27	0.00
Alger Small Capitalization Growth Portfolio	7.29	10.28	0.00
American Century VP Balanced Fund	8.44	9.45	0.00
American Century VP Capital Appreciation Fund	9.15	12.17	0.00
American Century VP Income & Growth Fund	6.99	7.99	0.00
American Century VP Inflation Protection Fund	9.97	10.66	0.00
American Century VP International Fund	7.90	10.24	0.00
American Century VP Large Company Value	6.87	8.00	0.00
American Century VP Mid Cap Value Fund	8.21	10.33	0.00
American Century VP Ultra® Fund	6.34	8.28	0.00
American Century VP Value Fund	7.61	8.83	0.00
Calvert VS Social Equity Portfolio	7.11	9.27	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.64	8.50	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.13	10.15	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.54	9.69	0.00
Fidelity VIP Balanced Portfolio	7.57	10.15	0.00
Fidelity VIP Contrafund Portfolio	7.32	9.61	0.00
Fidelity VIP Equity-Income Portfolio	6.48	8.17	0.00
Fidelity VIP Growth & Income Portfolio	7.07	8.71	0.00
Fidelity VIP Growth Opportunities Portfolio	5.63	7.94	0.00
Fidelity VIP Growth Portfolio	6.68	8.29	0.00
Fidelity VIP High Income Portfolio	7.76	10.79	0.00
Fidelity VIP Index 500 Portfolio	7.07	8.67	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.47	10.60	0.00
Fidelity VIP MidCap Portfolio	7.66	10.38	0.00
Fidelity VIP Money Market Portfolio	10.39	10.15	0.00
Fidelity VIP Overseas Portfolio	7.77	9.52	0.00
Fidelity VIP Value Strategies Portfolio	5.61	8.54	0.00
Goldman Sachs VIT Large Cap Value Fund	7.48	8.58	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.03	9.08	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.67	7.02	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.04	8.18	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	6.73	8.00	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.22	8.32	0.00
Lord Abbett Series Fund, Inc. International Portfolio	6.68	9.59	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.34	7.79	0.00
MFS VIT Growth Series	7.81	10.40	0.00
MFS VIT Investors Trust Series	7.77	9.54	0.00
MFS VIT New Discovery Series	6.49	10.26	0.00
MFS VIT Research Series	7.32	9.25	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	7.62	9.71	0.00
Neuberger Berman AMT Regency Portfolio	5.85	8.32	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.91	7.04	0.00
PIMCO VIT High Yield Portfolio	7.85	10.68	0.00
PIMCO VIT Low Duration Portfolio	10.09	11.09	0.00
PIMCO VIT Real Return Portfolio	9.44	10.83	0.00
PIMCO VIT Total Return Portfolio	10.69	11.83	0.00
Rydex VT All-Cap Opportunity Fund	7.90	9.76	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	13.75	9.13	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.60	7.64	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.37	6.61	0.00
Rydex VT Inverse S&P 500 Fund	11.61	8.16	0.00
Rydex VT NASDAQ-100® Fund	6.78	9.99	0.00
Rydex VT Nova Fund	5.09	6.69	0.00
Rydex VT U.S. Govt Money Market Fund	9.94	9.65	0.00
Van Eck Worldwide Bond Fund	10.79	11.09	0.00
Van Eck Worldwide Emerging Markets Fund	7.01	14.50	0.00
Van Eck Worldwide Hard Assets Fund	10.39	15.87	0.00

Table 39 – 3.10% Asset Charge

Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Estate Planning Rider and Three-Year Surrender Charge Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.82	4.72	0.00
AIM V.I. Global Health Care Fund	8.00	9.90	0.00
AIM V.I. Technology Fund	5.49	8.37	0.00
AIM V.I. Utilities Fund	12.13	13.51	0.00
Alger Capital Appreciation Portfolio	8.13	11.91	0.00
Alger Large Cap Growth Portfolio	6.14	8.79	0.00
Alger Mid-Cap Growth Portfolio	6.56	9.65	0.00
Alger Small Capitalization Growth Portfolio	8.93	12.60	0.00
American Century VP Balanced Fund	9.32	10.43	0.00
American Century VP Capital Appreciation Fund	9.44	12.55	0.00
American Century VP Income & Growth Fund	7.56	8.64	0.00
American Century VP Inflation Protection Fund	9.84	10.51	0.00
American Century VP International Fund	8.97	11.62	0.00
American Century VP Large Company Value	6.90	8.02	0.00
American Century VP Mid Cap Value Fund	8.55	10.76	0.00
American Century VP Ultra® Fund	6.12	7.99	0.00
American Century VP Value Fund	9.10	10.57	0.00
Calvert VS Social Equity Portfolio	7.47	9.72	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.84	8.76	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.29	10.35	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.47	9.59	0.00
Fidelity VIP Balanced Portfolio	7.71	10.34	0.00
Fidelity VIP Contrafund Portfolio	9.48	12.45	0.00
Fidelity VIP Equity-Income Portfolio	7.22	9.09	0.00
Fidelity VIP Growth & Income Portfolio	7.00	8.62	0.00
Fidelity VIP Growth Opportunities Portfolio	5.66	7.99	0.00
Fidelity VIP Growth Portfolio	5.91	7.33	0.00
Fidelity VIP High Income Portfolio	10.06	14.00	0.00
Fidelity VIP Index 500 Portfolio	7.22	8.83	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.25	11.47	0.00
Fidelity VIP MidCap Portfolio	11.67	15.81	0.00
Fidelity VIP Money Market Portfolio	9.79	9.56	0.00
Fidelity VIP Overseas Portfolio	10.10	12.35	0.00
Fidelity VIP Value Strategies Portfolio	5.96	9.08	0.00
Goldman Sachs VIT Large Cap Value Fund	7.55	8.66	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.63	9.85	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.90	7.30	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.55	8.69	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	8.23	9.78	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.84	9.04	0.00
Lord Abbett Series Fund, Inc. International Portfolio	9.88	14.17	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	8.61	10.57	0.00
MFS VIT Growth Series	7.37	9.82	0.00
MFS VIT Investors Trust Series	7.83	9.60	0.00
MFS VIT New Discovery Series	5.89	9.31	0.00
MFS VIT Research Series	7.74	9.77	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.04	10.24	0.00
Neuberger Berman AMT Regency Portfolio	6.23	8.85	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.88	7.00	0.00
PIMCO VIT High Yield Portfolio	9.06	12.32	0.00
PIMCO VIT Low Duration Portfolio	9.65	10.60	0.00
PIMCO VIT Real Return Portfolio	10.22	11.72	0.00
PIMCO VIT Total Return Portfolio	10.87	12.02	0.00
Rydex VT All-Cap Opportunity Fund	9.10	11.23	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.63	9.71	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.34	6.18	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.58	3.82	0.00
Rydex VT Inverse S&P 500 Fund	8.35	5.87	0.00
Rydex VT NASDAQ-100® Fund	7.25	10.69	0.00
Rydex VT Nova Fund	5.19	6.82	0.00
Rydex VT U.S. Govt Money Market Fund	9.10	8.82	0.00
Van Eck Worldwide Bond Fund	13.23	13.59	0.00
Van Eck Worldwide Emerging Markets Fund	11.94	24.67	0.00
Van Eck Worldwide Hard Assets Fund	20.37	31.12	0.00

Table 40 – 3.15% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guarantee Income Select, Bonus Credit Rider, Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guarantee Income Select, Bonus Credit Rider, Minimum Premium Rider and Zero-Year Surrender Charge Rider

Base Contract with Guarantee Income Select, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Five-Year Surrender Charge Rider

Base Contract with Guarantee Income Select, Guaranteed Minimum Death Benefit Rider, Estate Planning Rider and Zero-Year Surrender Charge Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.56	4.40	0.00
AIM V.I. Global Health Care Fund	7.78	9.63	0.00
AIM V.I. Technology Fund	6.29	9.59	0.00
AIM V.I. Utilities Fund	9.33	10.39	0.00
Alger Capital Appreciation Portfolio	8.49	12.44	0.00
Alger Large Cap Growth Portfolio	6.42	9.18	0.00
Alger Mid-Cap Growth Portfolio	5.60	8.23	0.00
Alger Small Capitalization Growth Portfolio	7.26	10.24	0.00
American Century VP Balanced Fund	8.41	9.41	0.00
American Century VP Capital Appreciation Fund	9.12	12.12	0.00
American Century VP Income & Growth Fund	6.97	7.95	0.00
American Century VP Inflation Protection Fund	9.93	10.61	0.00
American Century VP International Fund	7.87	10.20	0.00
American Century VP Large Company Value	6.85	7.96	0.00
American Century VP Mid Cap Value Fund	8.18	10.29	0.00
American Century VP Ultra® Fund	6.32	8.24	0.00
American Century VP Value Fund	7.58	8.79	0.00
Calvert VS Social Equity Portfolio	7.09	9.22	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.62	8.46	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.10	10.10	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.52	9.64	0.00
Fidelity VIP Balanced Portfolio	7.54	10.11	0.00
Fidelity VIP Contrafund Portfolio	7.29	9.57	0.00
Fidelity VIP Equity-Income Portfolio	6.46	8.13	0.00
Fidelity VIP Growth & Income Portfolio	7.04	8.67	0.00
Fidelity VIP Growth Opportunities Portfolio	5.61	7.91	0.00
Fidelity VIP Growth Portfolio	6.66	8.25	0.00
Fidelity VIP High Income Portfolio	7.73	10.75	0.00
Fidelity VIP Index 500 Portfolio	7.05	8.63	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.43	10.56	0.00
Fidelity VIP MidCap Portfolio	7.63	10.34	0.00
Fidelity VIP Money Market Portfolio	10.36	10.11	0.00
Fidelity VIP Overseas Portfolio	7.75	9.48	0.00
Fidelity VIP Value Strategies Portfolio	5.59	8.51	0.00
Goldman Sachs VIT Large Cap Value Fund	7.45	8.54	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.00	9.04	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.65	6.99	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.02	8.15	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	6.71	7.97	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.19	8.29	0.00
Lord Abbett Series Fund, Inc. International Portfolio	6.66	9.54	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.32	7.75	0.00
MFS VIT Growth Series	7.78	10.36	0.00
MFS VIT Investors Trust Series	7.74	9.50	0.00
MFS VIT New Discovery Series	6.47	10.21	0.00
MFS VIT Research Series	7.30	9.20	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	7.59	9.66	0.00
Neuberger Berman AMT Regency Portfolio	5.83	8.28	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.89	7.01	0.00
PIMCO VIT High Yield Portfolio	7.82	10.63	0.00
PIMCO VIT Low Duration Portfolio	10.05	11.04	0.00
PIMCO VIT Real Return Portfolio	9.40	10.79	0.00
PIMCO VIT Total Return Portfolio	10.66	11.77	0.00
Rydex VT All-Cap Opportunity Fund	7.88	9.72	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	13.70	9.09	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.57	7.61	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.34	6.58	0.00
Rydex VT Inverse S&P 500 Fund	11.57	8.12	0.00
Rydex VT NASDAQ-100® Fund	6.75	9.95	0.00
Rydex VT Nova Fund	5.07	6.66	0.00
Rydex VT U.S. Govt Money Market Fund	9.91	9.60	0.00
Van Eck Worldwide Bond Fund	10.75	11.04	0.00
Van Eck Worldwide Emerging Markets Fund	6.99	14.43	0.00
Van Eck Worldwide Hard Assets Fund	10.35	15.80	0.00

Table 41 – 3.25% Asset Charge

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model

Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Estate Planning Rider

Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider

Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Estate Planning Rider and Zero-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.78	4.67	0.00
AIM V.I. Global Health Care Fund	7.92	9.79	0.00
AIM V.I. Technology Fund	5.43	8.27	0.00
AIM V.I. Utilities Fund	12.01	13.36	0.00
Alger Capital Appreciation Portfolio	8.05	11.77	0.00
Alger Large Cap Growth Portfolio	6.08	8.68	3,351.89
Alger Mid-Cap Growth Portfolio	6.49	9.54	1,297.37
Alger Small Capitalization Growth Portfolio	8.84	12.45	0.00
American Century VP Balanced Fund	9.22	10.31	0.00
American Century VP Capital Appreciation Fund	9.34	12.40	0.00
American Century VP Income & Growth Fund	7.49	8.53	0.00
American Century VP Inflation Protection Fund	9.78	10.44	0.00
American Century VP International Fund	8.88	11.49	2,713.06
American Century VP Large Company Value	6.85	7.96	0.00
American Century VP Mid Cap Value Fund	8.50	10.68	0.00
American Century VP Ultra® Fund	6.09	7.93	0.00
American Century VP Value Fund	9.01	10.44	3,293.23
Calvert VS Social Equity Portfolio	7.39	9.61	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.77	8.66	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.20	10.22	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.40	9.48	0.00
Fidelity VIP Balanced Portfolio	7.63	10.22	0.00
Fidelity VIP Contrafund Portfolio	9.38	12.30	0.00
Fidelity VIP Equity-Income Portfolio	7.14	8.98	391.45
Fidelity VIP Growth & Income Portfolio	6.93	8.52	0.00
Fidelity VIP Growth Opportunities Portfolio	5.61	7.89	0.00
Fidelity VIP Growth Portfolio	5.85	7.24	0.00
Fidelity VIP High Income Portfolio	9.96	13.83	0.00
Fidelity VIP Index 500 Portfolio	7.14	8.73	4,841.64
Fidelity VIP Investment Grade Bond Portfolio	10.14	11.33	0.00
Fidelity VIP MidCap Portfolio	11.55	15.62	0.00
Fidelity VIP Money Market Portfolio	9.69	9.45	0.00
Fidelity VIP Overseas Portfolio	9.99	12.21	2,614.51
Fidelity VIP Value Strategies Portfolio	5.92	9.00	0.00
Goldman Sachs VIT Large Cap Value Fund	7.51	8.60	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.59	9.78	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.86	7.24	961.90
JPMorgan Insurance Trust Core Bond Portfolio	8.47	8.59	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	8.15	9.67	713.98
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.76	8.93	0.00
Lord Abbett Series Fund, Inc. International Portfolio	9.78	14.00	696.80
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	8.52	10.44	1,461.85
MFS VIT Growth Series	7.30	9.70	0.00
MFS VIT Investors Trust Series	7.75	9.49	0.00
MFS VIT New Discovery Series	5.83	9.20	0.00
MFS VIT Research Series	7.66	9.66	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	8.00	10.17	0.00
Neuberger Berman AMT Regency Portfolio	6.19	8.78	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.85	6.95	0.00
PIMCO VIT High Yield Portfolio	8.98	12.20	0.00
PIMCO VIT Low Duration Portfolio	9.57	10.50	0.00
PIMCO VIT Real Return Portfolio	10.13	11.61	0.00
PIMCO VIT Total Return Portfolio	10.78	11.90	561.06
Rydex VT All-Cap Opportunity Fund	9.03	11.13	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.54	9.64	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.30	6.12	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.51	3.78	0.00
Rydex VT Inverse S&P 500 Fund	8.27	5.80	0.00
Rydex VT NASDAQ-100® Fund	7.18	10.56	0.00
Rydex VT Nova Fund	5.14	6.74	0.00
Rydex VT U.S. Govt Money Market Fund	9.01	8.72	0.00
Van Eck Worldwide Bond Fund	13.11	13.45	0.00
Van Eck Worldwide Emerging Markets Fund	11.82	24.39	0.00
Van Eck Worldwide Hard Assets Fund	20.16	30.75	79.39

Table 42 – 3.35% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.76	4.63	243.16
AIM V.I. Global Health Care Fund	7.86	9.71	0.00
AIM V.I. Technology Fund	5.39	8.21	0.00
AIM V.I. Utilities Fund	11.93	13.26	749.54
Alger Capital Appreciation Portfolio	7.99	11.68	0.00
Alger Large Cap Growth Portfolio	6.04	8.61	0.00
Alger Mid-Cap Growth Portfolio	6.45	9.46	0.00
Alger Small Capitalization Growth Portfolio	8.78	12.36	0.00
American Century VP Balanced Fund	9.16	10.23	698.79
American Century VP Capital Appreciation Fund	9.28	12.30	0.00
American Century VP Income & Growth Fund	7.43	8.47	0.00
American Century VP Inflation Protection Fund	9.74	10.38	0.00
American Century VP International Fund	8.82	11.40	0.00
American Century VP Large Company Value	6.83	7.92	0.00
American Century VP Mid Cap Value Fund	8.46	10.62	0.00
American Century VP Ultra® Fund	6.06	7.89	0.00
American Century VP Value Fund	8.95	10.36	0.00
Calvert VS Social Equity Portfolio	7.34	9.53	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.73	8.59	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.15	10.14	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.34	9.40	0.00
Fidelity VIP Balanced Portfolio	7.58	10.14	0.00
Fidelity VIP Contrafund Portfolio	9.31	12.20	0.00
Fidelity VIP Equity-Income Portfolio	7.09	8.91	0.00
Fidelity VIP Growth & Income Portfolio	6.88	8.45	0.00
Fidelity VIP Growth Opportunities Portfolio	5.57	7.83	0.00
Fidelity VIP Growth Portfolio	5.81	7.18	0.00
Fidelity VIP High Income Portfolio	9.89	13.72	0.00
Fidelity VIP Index 500 Portfolio	7.09	8.66	967.40
Fidelity VIP Investment Grade Bond Portfolio	10.07	11.24	0.00
Fidelity VIP MidCap Portfolio	11.47	15.50	1,204.26
Fidelity VIP Money Market Portfolio	9.63	9.38	0.00
Fidelity VIP Overseas Portfolio	9.92	12.11	0.00
Fidelity VIP Value Strategies Portfolio	5.89	8.95	0.00
Goldman Sachs VIT Large Cap Value Fund	7.48	8.56	0.00
Goldman Sachs VIT Mid Cap Value Fund	7.56	9.73	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.84	7.21	0.00
JPMorgan Insurance Trust Core Bond Portfolio	8.41	8.53	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	8.09	9.60	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.71	8.86	0.00
Lord Abbett Series Fund, Inc. International Portfolio	9.71	13.89	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	8.46	10.36	0.00
MFS VIT Growth Series	7.25	9.62	0.00
MFS VIT Investors Trust Series	7.69	9.42	0.00
MFS VIT New Discovery Series	5.79	9.13	0.00
MFS VIT Research Series	7.61	9.58	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	7.96	10.12	0.00
Neuberger Berman AMT Regency Portfolio	6.17	8.74	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.83	6.92	0.00
PIMCO VIT High Yield Portfolio	8.93	12.12	199.35
PIMCO VIT Low Duration Portfolio	9.51	10.43	0.00
PIMCO VIT Real Return Portfolio	10.07	11.53	3,075.48
PIMCO VIT Total Return Portfolio	10.72	11.82	3,772.43
Rydex VT All-Cap Opportunity Fund	8.99	11.07	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	14.49	9.59	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	5.27	6.09	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	6.47	3.75	0.00
Rydex VT Inverse S&P 500 Fund	8.21	5.76	0.00
Rydex VT NASDAQ-100® Fund	7.13	10.48	0.00
Rydex VT Nova Fund	5.10	6.69	0.00
Rydex VT U.S. Govt Money Market Fund	8.95	8.66	0.00
Van Eck Worldwide Bond Fund	13.03	13.35	0.00
Van Eck Worldwide Emerging Markets Fund	11.74	24.20	120.50
Van Eck Worldwide Hard Assets Fund	20.03	30.51	0.00

Table 43 – 3.40% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model

Base Contract with Gurantee Income Select Rider, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Zero-Year Surrender Charge Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.53	4.35	0.00
AIM V.I. Global Health Care Fund	7.72	9.52	0.00
AIM V.I. Technology Fund	6.23	9.48	0.00
AIM V.I. Utilities Fund	9.25	10.27	0.00
Alger Capital Appreciation Portfolio	8.42	12.30	0.00
Alger Large Cap Growth Portfolio	6.37	9.08	0.00
Alger Mid-Cap Growth Portfolio	5.55	8.14	0.00
Alger Small Capitalization Growth Portfolio	7.20	10.13	0.00
American Century VP Balanced Fund	8.34	9.31	0.00
American Century VP Capital Appreciation Fund	9.05	11.98	0.00
American Century VP Income & Growth Fund	6.91	7.87	0.00
American Century VP Inflation Protection Fund	9.85	10.49	0.00
American Century VP International Fund	7.81	10.09	0.00
American Century VP Large Company Value	6.79	7.87	0.00
American Century VP Mid Cap Value Fund	8.11	10.17	0.00
American Century VP Ultra® Fund	6.27	8.15	0.00
American Century VP Value Fund	7.52	8.70	0.00
Calvert VS Social Equity Portfolio	7.03	9.12	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.56	8.37	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.03	9.99	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.45	9.54	0.00
Fidelity VIP Balanced Portfolio	7.48	10.00	0.00
Fidelity VIP Contrafund Portfolio	7.23	9.47	0.00
Fidelity VIP Equity-Income Portfolio	6.41	8.05	0.00
Fidelity VIP Growth & Income Portfolio	6.98	8.57	0.00
Fidelity VIP Growth Opportunities Portfolio	5.56	7.82	0.00
Fidelity VIP Growth Portfolio	6.60	8.17	0.00
Fidelity VIP High Income Portfolio	7.67	10.63	0.00
Fidelity VIP Index 500 Portfolio	6.99	8.54	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.36	10.44	0.00
Fidelity VIP MidCap Portfolio	7.57	10.23	0.00
Fidelity VIP Money Market Portfolio	10.27	10.00	0.00
Fidelity VIP Overseas Portfolio	7.68	9.37	0.00
Fidelity VIP Value Strategies Portfolio	5.54	8.41	0.00
Goldman Sachs VIT Large Cap Value Fund	7.39	8.45	0.00
Goldman Sachs VIT Mid Cap Value Fund	6.94	8.94	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.60	6.91	0.00
JPMorgan Insurance Trust Core Bond Portfolio	7.95	8.06	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	6.65	7.88	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.13	8.20	0.00
Lord Abbett Series Fund, Inc. International Portfolio	6.61	9.44	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.27	7.67	0.00
MFS VIT Growth Series	7.72	10.25	0.00
MFS VIT Investors Trust Series	7.68	9.39	0.00
MFS VIT New Discovery Series	6.42	10.10	0.00
MFS VIT Research Series	7.23	9.10	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	7.53	9.56	0.00
Neuberger Berman AMT Regency Portfolio	5.78	8.19	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.84	6.93	0.00
PIMCO VIT High Yield Portfolio	7.76	10.52	0.00
PIMCO VIT Low Duration Portfolio	9.97	10.92	0.00
PIMCO VIT Real Return Portfolio	9.33	10.67	0.00
PIMCO VIT Total Return Portfolio	10.57	11.65	0.00
Rydex VT All-Cap Opportunity Fund	7.81	9.61	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	13.58	8.99	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.52	7.53	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.24	6.51	0.00
Rydex VT Inverse S&P 500 Fund	11.47	8.03	0.00
Rydex VT NASDAQ-100® Fund	6.70	9.84	0.00
Rydex VT Nova Fund	5.03	6.59	0.00
Rydex VT U.S. Govt Money Market Fund	9.82	9.50	0.00
Van Eck Worldwide Bond Fund	10.66	10.92	0.00
Van Eck Worldwide Emerging Markets Fund	6.93	14.28	0.00
Van Eck Worldwide Hard Assets Fund	10.26	15.63	0.00

Table 44 – 3.50% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Aggressive Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/08)	Accumulation Unit Value at End of Period (12/31/09)	Number of Accumulation Units at End of Period
2009
AIM V.I. Financial Services Fund	3.52	4.33	0.00
AIM V.I. Global Health Care Fund	7.69	9.48	0.00
AIM V.I. Technology Fund	6.21	9.44	0.00
AIM V.I. Utilities Fund	9.22	10.23	0.00
Alger Capital Appreciation Portfolio	8.39	12.25	0.00
Alger Large Cap Growth Portfolio	6.34	9.04	0.00
Alger Mid-Cap Growth Portfolio	5.53	8.11	0.00
Alger Small Capitalization Growth Portfolio	7.18	10.08	0.00
American Century VP Balanced Fund	8.31	9.27	0.00
American Century VP Capital Appreciation Fund	9.02	11.93	0.00
American Century VP Income & Growth Fund	6.89	7.83	0.00
American Century VP Inflation Protection Fund	9.82	10.45	0.00
American Century VP International Fund	7.78	10.04	0.00
American Century VP Large Company Value	6.77	7.84	0.00
American Century VP Mid Cap Value Fund	8.08	10.13	0.00
American Century VP Ultra® Fund	6.25	8.12	0.00
American Century VP Value Fund	7.49	8.66	0.00
Calvert VS Social Equity Portfolio	7.01	9.09	0.00
Calvert VS Social Mid Cap Growth Portfolio	6.54	8.34	0.00
Fidelity VIP Asset ManagerSM Portfolio	8.00	9.95	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	7.43	9.50	0.00
Fidelity VIP Balanced Portfolio	7.45	9.95	0.00
Fidelity VIP Contrafund Portfolio	7.21	9.43	0.00
Fidelity VIP Equity-Income Portfolio	6.39	8.01	0.00
Fidelity VIP Growth & Income Portfolio	6.96	8.54	0.00
Fidelity VIP Growth Opportunities Portfolio	5.54	7.79	0.00
Fidelity VIP Growth Portfolio	6.58	8.13	0.00
Fidelity VIP High Income Portfolio	7.64	10.58	0.00
Fidelity VIP Index 500 Portfolio	6.97	8.50	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.32	10.40	0.00
Fidelity VIP MidCap Portfolio	7.55	10.18	0.00
Fidelity VIP Money Market Portfolio	10.24	9.96	0.00
Fidelity VIP Overseas Portfolio	7.66	9.33	0.00
Fidelity VIP Value Strategies Portfolio	5.52	8.38	0.00
Goldman Sachs VIT Large Cap Value Fund	7.37	8.42	0.00
Goldman Sachs VIT Mid Cap Value Fund	6.92	8.90	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	5.58	6.88	0.00
JPMorgan Insurance Trust Core Bond Portfolio	7.73	8.02	0.00
JPMorgan Insurance Trust Small Cap Core Portfolio	6.63	7.85	0.00
Lord Abbett Series Fund, Inc. Growth and Income Portfolio	7.11	8.16	0.00
Lord Abbett Series Fund, Inc. International Portfolio	6.58	9.40	0.00
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	6.25	7.64	0.00
MFS VIT Growth Series	7.69	10.20	0.00
MFS VIT Investors Trust Series	7.65	9.35	0.00
MFS VIT New Discovery Series	6.39	10.06	0.00
MFS VIT Research Series	7.21	9.07	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	7.51	9.52	0.00
Neuberger Berman AMT Regency Portfolio	5.76	8.15	0.00
Neuberger Berman AMT Small-Cap Growth Portfolio	5.82	6.90	0.00
PIMCO VIT High Yield Portfolio	7.73	10.47	0.00
PIMCO VIT Low Duration Portfolio	9.93	10.87	0.00
PIMCO VIT Real Return Portfolio	9.29	10.62	0.00
PIMCO VIT Total Return Portfolio	10.53	11.60	0.00
Rydex VT All-Cap Opportunity Fund	7.79	9.57	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	13.54	8.95	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	6.50	7.49	0.00
Rydex VT Inverse NASDAQ-100® Strategy Fund	11.20	6.48	0.00
Rydex VT Inverse S&P 500 Fund	11.43	8.00	0.00
Rydex VT NASDAQ-100® Fund	6.67	9.79	0.00
Rydex VT Nova Fund	5.01	6.56	0.00
Rydex VT U.S. Govt Money Market Fund	9.79	9.46	0.00
Van Eck Worldwide Bond Fund	10.63	10.88	0.00
Van Eck Worldwide Emerging Markets Fund	6.90	14.21	0.00
Van Eck Worldwide Hard Assets Fund	10.23	15.56	0.00

Table 1 1.05% Asset Charge

Base Contract with GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.53	11.07	0.00
AIM V.I. Global Health Care Fund	11.82	23.24	0
AIM V.I. Technology Fund	12.29	23.08	0
AIM V.I. Utilities Fund	14.95	13.65	0
Alger American LargeCap Growth Portfolio	12.93	17.41	20.33
Alger American Capital Appreciation Portfolio	16.79	22.84	0
Alger American Mid-Cap Growth Portfolio	14.58	10.94	0
Alger American Small Capitalization Growth Portfolio	14.75	22.68	0
American Century VP Balanced Fund	11.45	10.91	0
American Century VP Capital Appreciation Fund	18.38	25.72	0
American Century VP Income & Growth Fund	11.58	22.45	0
American Century VP Inflation Protection Fund	10.95	13.43	107.34
American Century VP International Fund	15.50	22.29	0
American Century VP Large Company Value Fund	11.87	10.81	0
American Century VP Mid Cap Value Fund	11.75	22.14	0
American Century VP Ultra Fund	11.75	25.25	0
American Century VP Value Fund	11.23	12.44	18.83
Calvert VS Social Equity Portfolio	11.98	21.91	0
Calvert VS Social Mid Cap Growth Portfolio	11.43	13.24	0
Fidelity VIP Asset ManagerSM Portfolio	12.35	8.69	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.73	8.07	0
Fidelity VIP Balanced Portfolio	12.42	8.09	0
Fidelity VIP Contrafund Portfolio	13.80	7.83	0
Fidelity VIP Equity-Income Portfolio	12.26	6.94	31.86
Fidelity VIP Growth & Income Portfolio	13.15	7.56	0
Fidelity VIP Growth Opportunities Portfolio	13.56	6.02	0
Fidelity VIP Growth Portfolio	13.70	7.14	0
Fidelity VIP High Income Portfolio	11.20	8.30	0
Fidelity VIP Index 500 Portfolio	12.17	7.57	49.08
Fidelity VIP Investment Grade Bond Portfolio	10.60	10.13	113.28
Fidelity VIP MidCap Portfolio	13.71	8.19	0
Fidelity VIP Money Market Portfolio	10.91	11.12	80.06
Fidelity VIP Overseas Portfolio	15.00	8.32	0
Fidelity VIP Value Strategies Portfolio	12.44	6.00	0
Goldman Sachs VIT Growth and Income Fund	12.34	8.00	0
Goldman Sachs VIT Mid Cap Value Fund	12.07	7.52	19.97
Goldman Sachs VIT Structured Small Cap Equity Fund	9.29	6.06	0
Janus Aspen Growth and Income Portfolio	12.21	7.11	0
JPMorgan Bond Portfolio (Series Trust II)	10.35	8.60	55.50
JPMorgan Small Company (Series Trust II) Portfolio	10.70	7.20	0
Lord Abbett Series Fund Growth & Income Portfolio	12.27	7.72	0
Lord Abbett Series Fund International Portfolio	14.91	7.15	54.74
Lord Abbett Series Fund Mid-Cap Value Portfolio	11.30	6.78	0
MFS VIT Growth Series	13.52	8.35	0
MFS VIT Investors Trust Series	12.58	8.31	0
MFS VIT New Discovery Series	11.60	6.94	0
MFS VIT Research Series	12.41	7.83	0
Neuberger Berman Small-Cap Portfolio	10.56	6.32	0
Neuberger Berman Mid-Cap Growth Portfolio	14.58	8.15	0
Neuberger Berman Regency Portfolio	11.67	6.26	0
PIMCO VIT High Yield Portfolio	11.09	8.40	37.93
PIMCO VIT Low Duration Portfolio	10.95	10.79	0
PIMCO VIT Real Return Portfolio	10.97	10.09	0
PIMCO VIT Total Return Portfolio	11.03	11.43	219.86
Premier VIT NACM Small Cap Portfolio	12.58	7.27	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.26	14.70	0
Rydex VT Inverse Government Long Bond Strategy Fund	10.22	7.06	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	8.31	12.17	0
Rydex VT Inverse S&P 500 Strategy Fund	9.01	12.42	0
Rydex VT Nova Fund	12.09	5.44	0
Rydex VT NASDAQ-100® Fund	12.61	7.25	0
Rydex VT Sector Rotation Fund	14.42	8.45	0
Rydex VT U.S. Government Money Market Fund	10.62	10.63	0
Van Eck Worldwide Bond Fund	11.26	11.54	0
Van Eck Worldwide Emerging Markets Fund	21.51	7.50	0
Van Eck Worldwide Hard Assets Fund	20.84	11.11	13.02
Van Eck Worldwide Real Estate Fund	14.54	11.07	0

Table 2 1.15% Asset Charge

Base Contract with GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.51	23.24	0
AIM V.I. Global Health Care Fund	11.80	23.08	0
AIM V.I. Technology Fund	12.26	13.65	0
AIM V.I. Utilities Fund	14.92	17.41	0
Alger American LargeCap Growth Portfolio	12.90	22.84	1868.85
Alger American Capital Appreciation Portfolio	16.75	10.94	0
Alger American Mid-Cap Growth Portfolio	14.55	22.68	182.20
Alger American Small Capitalization Growth Portfolio	14.71	10.91	0
American Century VP Balanced Fund	11.42	25.72	0
American Century VP Capital Appreciation Fund	18.34	22.45	0
American Century VP Income & Growth Fund	11.55	13.43	0
American Century VP Inflation Protection Fund	10.92	22.29	2182.23
American Century VP International Fund	15.46	10.81	1329.59
American Century VP Large Company Value Fund	11.85	22.14	0
American Century VP Mid Cap Value Fund	11.72	25.25	0
American Century VP Ultra Fund	11.73	12.44	0
American Century VP Value Fund	11.20	21.91	1839.04
Calvert VS Social Equity Portfolio	11.95	13.24	0
Calvert VS Social Mid Cap Growth Portfolio	11.40	7.08	0
Fidelity VIP Asset ManagerSM Portfolio	12.33	8.66	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.70	8.04	0
Fidelity VIP Balanced Portfolio	12.39	8.07	0
Fidelity VIP Contrafund Portfolio	13.77	7.80	0
Fidelity VIP Equity-Income Portfolio	12.23	6.91	666.05
Fidelity VIP Growth & Income Portfolio	13.12	7.53	0
Fidelity VIP Growth Opportunities Portfolio	13.53	6.00	0
Fidelity VIP Growth Portfolio	13.67	7.12	0
Fidelity VIP High Income Portfolio	11.17	8.27	490.06
Fidelity VIP Index 500 Portfolio	12.14	7.54	2693.21
Fidelity VIP Investment Grade Bond Portfolio	10.57	10.09	514.80
Fidelity VIP MidCap Portfolio	13.68	8.17	0
Fidelity VIP Money Market Portfolio	10.88	11.08	3089.98
Fidelity VIP Overseas Portfolio	14.96	8.29	0
Fidelity VIP Value Strategies Portfolio	12.41	5.98	0
Goldman Sachs VIT Growth and Income Fund	12.32	7.97	0
Goldman Sachs VIT Mid Cap Value Fund	12.04	7.49	370.25
Goldman Sachs VIT Structured Small Cap Equity Fund	9.27	6.04	974.67
Janus Aspen Growth and Income Portfolio	12.19	7.09	0
JPMorgan Bond Portfolio (Series Trust II)	10.32	8.58	3148.42
JPMorgan Small Company (Series Trust II) Portfolio	10.67	7.18	0
Lord Abbett Series Fund Growth & Income Portfolio	12.24	7.69	0
Lord Abbett Series Fund International Portfolio	14.87	7.12	1951.61
Lord Abbett Series Fund Mid-Cap Value Portfolio	11.28	6.76	1018.51
MFS VIT Growth Series	13.49	8.33	0
MFS VIT Investors Trust Series	12.55	8.28	0
MFS VIT New Discovery Series	11.58	6.92	0
MFS VIT Research Series	12.38	7.80	0
Neuberger Berman Small-Cap Portfolio	10.53	6.30	0
Neuberger Berman Mid-Cap Growth Portfolio	14.55	8.12	0
Neuberger Berman Regency Portfolio	11.64	6.24	0
PIMCO VIT High Yield Portfolio	11.07	8.37	813.96
PIMCO VIT Low Duration Portfolio	10.92	10.75	0
PIMCO VIT Real Return Portfolio	10.95	10.06	0
PIMCO VIT Total Return Portfolio	11.00	11.40	5924.25
Premier VIT NACM Small Cap Portfolio	12.55	7.24	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.23	14.65	0
Rydex VT Inverse Government Long Bond Strategy Fund	10.19	7.03	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	8.29	12.12	0
Rydex VT Inverse S&P 500 Strategy Fund	8.99	12.37	0
Rydex VT Nova Fund	12.06	5.43	0
Rydex VT NASDAQ-100® Fund	12.58	7.22	0
Rydex VT Sector Rotation Fund	14.38	8.43	0
Rydex VT U.S. Government Money Market Fund	10.60	10.59	0
Van Eck Worldwide Bond Fund	11.23	11.50	0
Van Eck Worldwide Emerging Markets Fund	21.46	7.47	0
Van Eck Worldwide Hard Assets Fund	20.79	11.07	277.55
Van Eck Worldwide Real Estate Fund	14.50	23.24	0

Table 3 – 1.20% Asset Charge

Base Contract with Minimum Premium Rider Base Contract with Surrender Charge Rider – Five Years
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	10.88	23.08	392189.48
AIM V.I. Global Health Care Fund	12.94	13.65	1872.06
AIM V.I. Technology Fund	11.36	17.41	42230.68
AIM V.I. Utilities Fund	20.60	22.84	7873.55
Alger American LargeCap Growth Portfolio	13.17	10.94	30265.59
Alger American Capital Appreciation Portfolio	17.11	22.68	93164.86
Alger American Mid-Cap Growth Portfolio	18.19	10.91	38638.63
Alger American Small Capitalization Growth Portfolio	19.31	25.72	2732.03
American Century VP Balanced Fund	13.50	22.45	13159.60
American Century VP Capital Appreciation Fund	20.25	13.43	1701.45
American Century VP Income & Growth Fund	13.38	22.29	2401.45
American Century VP Inflation Protection Fund	10.92	10.81	20488.59
American Century VP International Fund	18.80	22.14	15543.93
American Century VP Large Company Value Fund	12.04	25.25	5084.71
American Century VP Mid Cap Value Fund	12.37	12.44	0
American Century VP Ultra Fund	11.46	21.91	1614.92
American Century VP Value Fund	14.36	13.24	24312.73
Calvert VS Social Equity Portfolio	13.36	8.48	118.83
Calvert VS Social Mid Cap Growth Portfolio	12.52	7.77	275.90
Fidelity VIP Asset ManagerSM Portfolio	13.46	9.45	236.03
Fidelity VIP Asset Manager: Growth® Portfolio	13.47	8.52	1355.71
Fidelity VIP Balanced Portfolio	13.52	8.79	7996.57
Fidelity VIP Contrafund Portfolio	19.09	10.81	252161.43
Fidelity VIP Equity-Income Portfolio	14.57	8.23	26920.96
Fidelity VIP Growth & Income Portfolio	13.91	7.99	1279.28
Fidelity VIP Growth Opportunities Portfolio	14.57	6.46	580.22
Fidelity VIP Growth Portfolio	12.94	6.74	2021.31
Fidelity VIP High Income Portfolio	15.52	11.48	18780.36
Fidelity VIP Index 500 Portfolio	13.25	8.23	51924.04
Fidelity VIP Investment Grade Bond Portfolio	12.25	11.68	5893.45
Fidelity VIP MidCap Portfolio	22.31	13.31	6752.57
Fidelity VIP Money Market Portfolio	10.97	11.17	88365.63
Fidelity VIP Overseas Portfolio	20.79	11.51	12609.37
Fidelity VIP Value Strategies Portfolio	13.53	6.51	0
Goldman Sachs VIT Growth and Income Fund	12.60	8.15	7218.42
Goldman Sachs VIT Mid Cap Value Fund	13.24	8.23	11905.45
Goldman Sachs VIT Structured Small Cap Equity Fund	9.76	6.36	9105.35
Janus Aspen Growth and Income Portfolio	16.92	9.83	1237.74
JPMorgan Bond Portfolio (Series Trust II)	11.69	9.71	19503.59
JPMorgan Small Company (Series Trust II) Portfolio	13.90	9.34	1447.16
Lord Abbett Series Fund Growth & Income Portfolio	14.24	8.94	148505.19
Lord Abbett Series Fund International Portfolio	23.54	11.27	42228.83
Lord Abbett Series Fund Mid-Cap Value Portfolio	16.39	9.82	179178.26
MFS VIT Growth Series	13.63	8.41	161.07
MFS VIT Investors Trust Series	13.54	8.93	1902.08
MFS VIT New Discovery Series	11.25	6.72	6914.82
MFS VIT Research Series	14.02	8.83	0
Neuberger Berman Small-Cap Portfolio	10.62	6.35	6227.39
Neuberger Berman Mid-Cap Growth Portfolio	15.55	8.68	129803.49
Neuberger Berman Regency Portfolio	12.55	6.72	2688.02
PIMCO VIT High Yield Portfolio	13.36	10.09	13851.07
PIMCO VIT Low Duration Portfolio	10.92	10.75	9949.08
PIMCO VIT Real Return Portfolio	12.39	11.38	7232.24
PIMCO VIT Total Return Portfolio	11.70	12.11	126779.77
Premier VIT NACM Small Cap Portfolio	12.26	7.07	1102.78
Rydex VT Government Long Bond 1.2x Strategy Fund	11.03	15.79	6820.80
Rydex VT Inverse Government Long Bond Strategy Fund	8.45	5.83	3028.61
Rydex VT Inverse NASDAQ-100® Strategy Fund	5.11	7.47	65526.20
Rydex VT Inverse S&P 500 Strategy Fund	6.89	9.48	58996.12
Rydex VT Nova Fund	13.10	5.89	32693.49
Rydex VT NASDAQ-100® Fund	14.34	8.23	253.81
Rydex VT Sector Rotation Fund	16.98	9.94	169738.19
Rydex VT U.S. Government Money Market Fund	10.33	10.33	31054.42
Van Eck Worldwide Bond Fund	14.53	14.88	2077.73
Van Eck Worldwide Emerging Markets Fund	38.94	13.55	10845.67
Van Eck Worldwide Hard Assets Fund	43.65	23.24	66665.81
Van Eck Worldwide Real Estate Fund	28.28	23.08	578.00

Table 4 – 1.30% Asset Charge

Base Contract with Estate Planning Rider

Base Contract with Surrender Charge Rider – Three Years

Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	10.82	13.65	16104.68
AIM V.I. Global Health Care Fund	12.86	17.41	6316.42
AIM V.I. Technology Fund	11.29	22.84	3965.54
AIM V.I. Utilities Fund	20.48	10.94	8989.64
Alger American LargeCap Growth Portfolio	13.09	22.68	43026.83
Alger American Capital Appreciation Portfolio	17.01	10.91	14823.00
Alger American Mid-Cap Growth Portfolio	18.08	25.72	17797.19
Alger American Small Capitalization Growth Portfolio	19.20	22.45	1400.80
American Century VP Balanced Fund	13.42	13.43	62058.79
American Century VP Capital Appreciation Fund	20.13	22.29	13197.85
American Century VP Income & Growth Fund	13.30	10.81	823.20
American Century VP Inflation Protection Fund	10.89	22.14	45431.77
American Century VP International Fund	18.69	25.25	61345.62
American Century VP Large Company Value Fund	12.00	12.44	3053.17
American Century VP Mid Cap Value Fund	12.33	21.91	1505.56
American Century VP Ultra Fund	11.43	13.24	157.63
American Century VP Value Fund	14.27	10.31	45257.46
Calvert VS Social Equity Portfolio	13.29	8.42	3402.75
Calvert VS Social Mid Cap Growth Portfolio	12.45	7.72	4978.53
Fidelity VIP Asset ManagerSM Portfolio	13.38	9.39	1171.24
Fidelity VIP Asset Manager: Growth® Portfolio	13.39	8.46	131.15
Fidelity VIP Balanced Portfolio	13.44	8.73	58600.56
Fidelity VIP Contrafund Portfolio	18.97	10.73	81069.05
Fidelity VIP Equity-Income Portfolio	14.48	8.18	31440.67
Fidelity VIP Growth & Income Portfolio	13.83	7.93	1677.63
Fidelity VIP Growth Opportunities Portfolio	14.49	6.42	329.66
Fidelity VIP Growth Portfolio	12.86	6.69	3011.23
Fidelity VIP High Income Portfolio	15.42	11.40	13698.48
Fidelity VIP Index 500 Portfolio	13.18	8.17	75246.83
Fidelity VIP Investment Grade Bond Portfolio	12.18	11.60	11398.34
Fidelity VIP MidCap Portfolio	22.17	13.22	17937.86
Fidelity VIP Money Market Portfolio	10.91	11.09	80373.09
Fidelity VIP Overseas Portfolio	20.67	11.43	73024.47
Fidelity VIP Value Strategies Portfolio	13.48	6.48	3280.05
Goldman Sachs VIT Growth and Income Fund	12.56	8.12	3939.82
Goldman Sachs VIT Mid Cap Value Fund	13.20	8.20	30389.28
Goldman Sachs VIT Structured Small Cap Equity Fund	9.73	6.34	11097.17
Janus Aspen Growth and Income Portfolio	16.84	9.78	0
JPMorgan Bond Portfolio (Series Trust II)	11.62	9.64	33484.88
JPMorgan Small Company (Series Trust II) Portfolio	13.82	9.28	682.41
Lord Abbett Series Fund Growth & Income Portfolio	14.15	8.88	26501.97
Lord Abbett Series Fund International Portfolio	23.40	11.19	55414.04
Lord Abbett Series Fund Mid-Cap Value Portfolio	16.29	9.75	36436.77
MFS VIT Growth Series	13.55	8.35	307.36
MFS VIT Investors Trust Series	13.46	8.87	371.48
MFS VIT New Discovery Series	11.18	6.68	2461.27
MFS VIT Research Series	13.94	8.77	399.42
Neuberger Berman Small-Cap Portfolio	10.59	6.32	1053.61
Neuberger Berman Mid-Cap Growth Portfolio	15.51	8.65	2148.56
Neuberger Berman Regency Portfolio	12.52	6.69	730.12
PIMCO VIT High Yield Portfolio	13.29	10.04	15174.97
PIMCO VIT Low Duration Portfolio	10.87	10.69	8348.95
PIMCO VIT Real Return Portfolio	12.33	11.31	12062.46
PIMCO VIT Total Return Portfolio	11.64	12.04	145077.14
Premier VIT NACM Small Cap Portfolio	12.22	7.04	8739.57
Rydex VT Government Long Bond 1.2x Strategy Fund	11.00	15.72	81.64
Rydex VT Inverse Government Long Bond Strategy Fund	8.42	5.80	1501.80
Rydex VT Inverse NASDAQ-100® Strategy Fund	5.08	7.42	1554.20
Rydex VT Inverse S&P 500 Strategy Fund	6.85	9.42	5887.84
Rydex VT Nova Fund	13.03	5.85	1412.02
Rydex VT NASDAQ-100® Fund	14.26	8.18	0
Rydex VT Sector Rotation Fund	16.92	9.89	5433.12
Rydex VT U.S. Government Money Market Fund	10.28	10.26	2261.77
Van Eck Worldwide Bond Fund	14.46	14.78	3278.44
Van Eck Worldwide Emerging Markets Fund	38.72	13.46	35155.97
Van Eck Worldwide Hard Assets Fund	43.40	23.08	11535.84
Van Eck Worldwide Real Estate Fund	28.13	13.65	4840.43

Table 5 – 1.35% Asset Charge

Base Contract with GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	9.57	17.41	0
AIM V.I. Global Health Care Fund	13.12	22.84	0
AIM V.I. Technology Fund	11.97	10.94	0
AIM V.I. Utilities Fund	17.11	22.68	0
Alger American LargeCap Growth Portfolio	14.05	10.91	5033.11
Alger American Capital Appreciation Portfolio	18.05	25.72	0
Alger American Mid-Cap Growth Portfolio	15.72	22.45	2141.27
Alger American Small Capitalization Growth Portfolio	16.43	13.43	0
American Century VP Balanced Fund	11.79	22.29	0
American Century VP Capital Appreciation Fund	20.82	10.81	0
American Century VP Income & Growth Fund	12.04	22.14	0
American Century VP Inflation Protection Fund	10.87	25.25	4468.98
American Century VP International Fund	16.54	12.44	2014.20
American Century VP Large Company Value Fund	11.98	21.91	0
American Century VP Mid Cap Value Fund	12.31	13.24	0
American Century VP Ultra Fund	11.41	6.57	0
American Century VP Value Fund	11.65	8.42	4862.29
Calvert VS Social Equity Portfolio	12.42	7.87	0
Calvert VS Social Mid Cap Growth Portfolio	11.71	7.25	0
Fidelity VIP Asset ManagerSM Portfolio	12.50	8.77	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.86	8.13	0
Fidelity VIP Balanced Portfolio	12.43	8.07	0
Fidelity VIP Contrafund Portfolio	14.96	8.46	0
Fidelity VIP Equity-Income Portfolio	12.61	7.12	4158.80
Fidelity VIP Growth & Income Portfolio	13.23	7.58	0
Fidelity VIP Growth Opportunities Portfolio	13.77	6.09	0
Fidelity VIP Growth Portfolio	13.96	7.26	0
Fidelity VIP High Income Portfolio	11.30	8.35	543.94
Fidelity VIP Index 500 Portfolio	12.49	7.74	8794.00
Fidelity VIP Investment Grade Bond Portfolio	10.65	10.14	1737.27
Fidelity VIP MidCap Portfolio	15.03	8.96	0
Fidelity VIP Money Market Portfolio	10.92	11.10	2160.17
Fidelity VIP Overseas Portfolio	16.30	9.01	1504.90
Fidelity VIP Value Strategies Portfolio	12.70	6.10	0
Goldman Sachs VIT Growth and Income Fund	12.54	8.10	0
Goldman Sachs VIT Mid Cap Value Fund	13.18	8.19	2536.49
Goldman Sachs VIT Structured Small Cap Equity Fund	9.71	6.32	2800.21
Janus Aspen Growth and Income Portfolio	13.17	7.64	0
JPMorgan Bond Portfolio (Series Trust II)	10.47	8.68	4761.62
JPMorgan Small Company (Series Trust II) Portfolio	11.16	7.49	0
Lord Abbett Series Fund Growth & Income Portfolio	12.35	7.75	0
Lord Abbett Series Fund International Portfolio	17.12	8.18	6759.43
Lord Abbett Series Fund Mid-Cap Value Portfolio	12.18	7.28	941.96
MFS VIT Growth Series	14.17	8.73	0
MFS VIT Investors Trust Series	13.14	8.65	0
MFS VIT New Discovery Series	12.07	7.20	0
MFS VIT Research Series	13.33	8.38	0
Neuberger Berman Small-Cap Portfolio	15.48	8.63	0
Neuberger Berman Mid-Cap Growth Portfolio	12.50	6.68	0
Neuberger Berman Regency Portfolio	10.57	6.31	0
PIMCO VIT High Yield Portfolio	11.38	8.59	1854.28
PIMCO VIT Low Duration Portfolio	10.84	10.65	0
PIMCO VIT Real Return Portfolio	11.04	10.13	0
PIMCO VIT Total Return Portfolio	11.16	11.53	12566.43
Premier VIT NACM Small Cap Portfolio	12.21	7.03	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.98	15.69	0
Rydex VT Inverse Government Long Bond Strategy Fund	9.26	6.38	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	8.28	12.09	0
Rydex VT Inverse S&P 500 Strategy Fund	8.66	11.90	0
Rydex VT Nova Fund	12.50	5.61	0
Rydex VT NASDAQ-100® Fund	12.42	7.12	0
Rydex VT Sector Rotation Fund	15.35	8.97	0
Rydex VT U.S. Government Money Market Fund	10.56	10.54	0
Van Eck Worldwide Bond Fund	11.00	11.24	0
Van Eck Worldwide Emerging Markets Fund	25.65	8.91	0
Van Eck Worldwide Hard Assets Fund	25.68	13.65	1088.09
Van Eck Worldwide Real Estate Fund	16.20	17.41	0

Table 6 – 1.40% Asset Charge

Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset

Allocation Mode

Base Contract with Three-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	9.49	22.84	0
AIM V.I. Global Health Care Fund	12.38	10.94	0
AIM V.I. Technology Fund	11.65	22.68	0
AIM V.I. Utilities Fund	20.48	10.91	0
Alger American LargeCap Growth Portfolio	13.72	25.72	304.16
Alger American Capital Appreciation Portfolio	17.89	22.45	0
Alger American Mid-Cap Growth Portfolio	16.24	13.43	0
Alger American Small Capitalization Growth Portfolio	17.16	22.29	0
American Century VP Balanced Fund	12.36	10.81	0
American Century VP Capital Appreciation Fund	20.84	22.14	0
American Century VP Income & Growth Fund	12.68	25.25	0
American Century VP Inflation Protection Fund	10.85	12.44	1256.53
American Century VP International Fund	17.58	21.91	0
American Century VP Large Company Value Fund	11.96	13.24	0
American Century VP Mid Cap Value Fund	12.30	9.15	0
American Century VP Ultra Fund	11.39	6.56	0
American Century VP Value Fund	12.46	8.99	252.40
Calvert VS Social Equity Portfolio	12.72	8.05	0
Calvert VS Social Mid Cap Growth Portfolio	11.75	7.28	0
Fidelity VIP Asset ManagerSM Portfolio	12.54	8.79	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.86	8.12	0
Fidelity VIP Balanced Portfolio	12.59	8.17	0
Fidelity VIP Contrafund Portfolio	16.64	9.41	0
Fidelity VIP Equity-Income Portfolio	13.32	7.51	452.02
Fidelity VIP Growth & Income Portfolio	13.36	7.65	0
Fidelity VIP Growth Opportunities Portfolio	13.98	6.19	0
Fidelity VIP Growth Portfolio	13.39	6.96	0
Fidelity VIP High Income Portfolio	11.92	8.80	0
Fidelity VIP Index 500 Portfolio	12.98	8.04	699.05
Fidelity VIP Investment Grade Bond Portfolio	10.81	10.29	1464.34
Fidelity VIP MidCap Portfolio	17.80	10.60	0
Fidelity VIP Money Market Portfolio	10.88	11.06	953.65
Fidelity VIP Overseas Portfolio	17.16	9.48	0
Fidelity VIP Value Strategies Portfolio	13.43	6.45	0
Goldman Sachs VIT Growth and Income Fund	12.52	8.09	0
Goldman Sachs VIT Mid Cap Value Fund	13.16	8.17	280.04
Goldman Sachs VIT Structured Small Cap Equity Fund	9.70	6.31	0
Janus Aspen Growth and Income Portfolio	13.78	7.99	0
JPMorgan Bond Portfolio (Series Trust II)	10.63	8.81	948.61
JPMorgan Small Company (Series Trust II) Portfolio	13.36	8.96	0
Lord Abbett Series Fund Growth & Income Portfolio	13.21	8.28	0
Lord Abbett Series Fund International Portfolio	18.90	9.03	693.43
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.97	8.35	0
MFS VIT Growth Series	14.61	9.00	0
MFS VIT Investors Trust Series	13.75	9.05	0
MFS VIT New Discovery Series	11.56	6.89	0
MFS VIT Research Series	14.12	8.87	0
Neuberger Berman Small-Cap Portfolio	10.55	6.30	0
Neuberger Berman Mid-Cap Growth Portfolio	15.46	8.61	0
Neuberger Berman Regency Portfolio	12.48	6.67	0
PIMCO VIT High Yield Portfolio	12.12	9.14	470.85
PIMCO VIT Low Duration Portfolio	10.84	10.65	0
PIMCO VIT Real Return Portfolio	11.55	10.59	0
PIMCO VIT Total Return Portfolio	11.40	11.78	2904.04
Premier VIT NACM Small Cap Portfolio	12.19	7.01	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.96	15.66	0
Rydex VT Inverse Government Long Bond Strategy Fund	8.39	5.78	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.52	10.97	0
Rydex VT Inverse S&P 500 Strategy Fund	8.08	11.09	0
Rydex VT Nova Fund	13.12	5.89	0
Rydex VT NASDAQ-100® Fund	12.89	7.38	0
Rydex VT Sector Rotation Fund	16.85	9.85	0
Rydex VT U.S. Government Money Market Fund	10.44	10.41	0
Van Eck Worldwide Bond Fund	11.71	11.96	0
Van Eck Worldwide Emerging Markets Fund	29.40	10.21	0
Van Eck Worldwide Hard Assets Fund	32.77	17.41	141.01
Van Eck Worldwide Real Estate Fund	19.39	22.84	0

Table 7 – 1.45% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider Base Contract with Minimum Premium Rider and Surrender Charge Rider – Five Years Base Contract with Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	10.72	10.94	12399.56
AIM V.I. Global Health Care Fund	12.75	22.68	5148.25
AIM V.I. Technology Fund	11.20	10.91	4649.92
AIM V.I. Utilities Fund	20.31	25.72	3725.07
Alger American LargeCap Growth Portfolio	12.97	22.45	41060.07
Alger American Capital Appreciation Portfolio	16.86	13.43	5655.32
Alger American Mid-Cap Growth Portfolio	17.92	22.29	14661.08
Alger American Small Capitalization Growth Portfolio	19.03	10.81	1295.60
American Century VP Balanced Fund	13.30	22.14	5963.71
American Century VP Capital Appreciation Fund	19.96	25.25	829.13
American Century VP Income & Growth Fund	13.18	12.44	823.19
American Century VP Inflation Protection Fund	10.84	21.91	24075.42
American Century VP International Fund	18.52	13.24	38746.89
American Century VP Large Company Value Fund	11.95	7.37	1951.74
American Century VP Mid Cap Value Fund	12.28	9.13	670.32
American Century VP Ultra Fund	11.38	6.54	1520.67
American Century VP Value Fund	14.15	10.21	42007.26
Calvert VS Social Equity Portfolio	13.18	8.34	2628.35
Calvert VS Social Mid Cap Growth Portfolio	12.34	7.64	2746.73
Fidelity VIP Asset ManagerSM Portfolio	13.26	9.29	0
Fidelity VIP Asset Manager: Growth® Portfolio	13.27	8.38	476.37
Fidelity VIP Balanced Portfolio	13.32	8.64	8543.41
Fidelity VIP Contrafund Portfolio	18.81	10.62	37541.63
Fidelity VIP Equity-Income Portfolio	14.36	8.09	27966.24
Fidelity VIP Growth & Income Portfolio	13.71	7.85	795.80
Fidelity VIP Growth Opportunities Portfolio	14.36	6.35	163.36
Fidelity VIP Growth Portfolio	12.75	6.62	3361.52
Fidelity VIP High Income Portfolio	15.29	11.28	6888.39
Fidelity VIP Index 500 Portfolio	13.06	8.09	53680.49
Fidelity VIP Investment Grade Bond Portfolio	12.07	11.48	10179.06
Fidelity VIP MidCap Portfolio	21.98	13.08	12591.23
Fidelity VIP Money Market Portfolio	10.81	10.98	111853.28
Fidelity VIP Overseas Portfolio	20.49	11.32	20865.80
Fidelity VIP Value Strategies Portfolio	13.40	6.44	2653.21
Goldman Sachs VIT Growth and Income Fund	12.50	8.07	1718.76
Goldman Sachs VIT Mid Cap Value Fund	13.14	8.15	4290.64
Goldman Sachs VIT Structured Small Cap Equity Fund	9.68	6.30	11351.90
Janus Aspen Growth and Income Portfolio	16.72	9.69	1324.34
JPMorgan Bond Portfolio (Series Trust II)	11.53	9.55	17457.07
JPMorgan Small Company (Series Trust II) Portfolio	13.71	9.19	2636.34
Lord Abbett Series Fund Growth & Income Portfolio	14.03	8.79	16697.41
Lord Abbett Series Fund International Portfolio	23.20	11.08	19613.76
Lord Abbett Series Fund Mid-Cap Value Portfolio	16.14	9.65	18484.70
MFS VIT Growth Series	13.43	8.27	1832.79
MFS VIT Investors Trust Series	13.34	8.77	0
MFS VIT New Discovery Series	11.09	6.61	8424.88
MFS VIT Research Series	13.82	8.68	603.33
Neuberger Berman Small-Cap Portfolio	10.54	6.29	355.01
Neuberger Berman Mid-Cap Growth Portfolio	15.44	8.59	2586.13
Neuberger Berman Regency Portfolio	12.46	6.65	4922.33
PIMCO VIT High Yield Portfolio	13.20	9.95	8901.47
PIMCO VIT Low Duration Portfolio	10.80	10.60	9813.64
PIMCO VIT Real Return Portfolio	12.24	11.22	6321.94
PIMCO VIT Total Return Portfolio	11.56	11.94	74343.89
Premier VIT NACM Small Cap Portfolio	12.17	7.00	122.09
Rydex VT Government Long Bond 1.2x Strategy Fund	10.95	15.63	2548.79
Rydex VT Inverse Government Long Bond Strategy Fund	8.38	5.76	97.24
Rydex VT Inverse NASDAQ-100® Strategy Fund	5.03	7.35	14002.89
Rydex VT Inverse S&P 500 Strategy Fund	6.80	9.33	2536.60
Rydex VT Nova Fund	12.92	5.80	272.66
Rydex VT NASDAQ-100® Fund	14.14	8.10	1955.55
Rydex VT Sector Rotation Fund	16.82	9.83	3619.88
Rydex VT U.S. Government Money Market Fund	10.19	10.16	116.39
Van Eck Worldwide Bond Fund	14.34	14.65	5529.67
Van Eck Worldwide Emerging Markets Fund	38.39	13.33	6973.37
Van Eck Worldwide Hard Assets Fund	43.01	22.84	7920.95
Van Eck Worldwide Real Estate Fund	27.92	10.94	1740.20

Table 8 – 1.50% Asset Charge

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	9.43	22.68	0
AIM V.I. Global Health Care Fund	11.70	10.91	0
AIM V.I. Technology Fund	12.16	25.72	0
AIM V.I. Utilities Fund	14.79	22.45	0
Alger American LargeCap Growth Portfolio	12.79	13.43	0
Alger American Capital Appreciation Portfolio	16.61	22.29	0
Alger American Mid-Cap Growth Portfolio	14.43	10.81	0
Alger American Small Capitalization Growth Portfolio	14.59	22.14	0
American Century VP Balanced Fund	11.33	25.25	0
American Century VP Capital Appreciation Fund	18.19	12.44	0
American Century VP Income & Growth Fund	11.46	21.91	0
American Century VP Inflation Protection Fund	10.83	13.24	0
American Century VP International Fund	15.34	8.32	0
American Century VP Large Company Value Fund	11.75	7.24	0
American Century VP Mid Cap Value Fund	11.63	8.64	0
American Century VP Ultra Fund	11.63	6.68	0
American Century VP Value Fund	11.11	8.01	0
Calvert VS Social Equity Portfolio	11.85	7.50	0
Calvert VS Social Mid Cap Growth Portfolio	11.30	6.99	0
Fidelity VIP Asset ManagerSM Portfolio	12.22	8.56	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.59	7.95	0
Fidelity VIP Balanced Portfolio	12.29	7.97	0
Fidelity VIP Contrafund Portfolio	13.65	7.71	0
Fidelity VIP Equity-Income Portfolio	12.13	6.83	0
Fidelity VIP Growth & Income Portfolio	13.01	7.45	0
Fidelity VIP Growth Opportunities Portfolio	13.42	5.93	0
Fidelity VIP Growth Portfolio	13.56	7.04	0
Fidelity VIP High Income Portfolio	11.08	8.17	0
Fidelity VIP Index 500 Portfolio	12.04	7.45	0
Fidelity VIP Investment Grade Bond Portfolio	10.49	9.97	0
Fidelity VIP MidCap Portfolio	13.57	8.07	0
Fidelity VIP Money Market Portfolio	10.79	10.95	0
Fidelity VIP Overseas Portfolio	14.84	8.19	0
Fidelity VIP Value Strategies Portfolio	12.31	5.91	0
Goldman Sachs VIT Growth and Income Fund	12.21	7.88	0
Goldman Sachs VIT Mid Cap Value Fund	11.94	7.40	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.19	5.97	0
Janus Aspen Growth and Income Portfolio	12.09	7.00	0
JPMorgan Bond Portfolio (Series Trust II)	10.24	8.48	0
JPMorgan Small Company (Series Trust II) Portfolio	10.58	7.09	0
Lord Abbett Series Fund Growth & Income Portfolio	12.14	7.60	0
Lord Abbett Series Fund International Portfolio	14.75	7.04	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	11.18	6.68	0
MFS VIT Growth Series	13.38	8.23	0
MFS VIT Investors Trust Series	12.45	8.19	0
MFS VIT New Discovery Series	11.48	6.84	0
MFS VIT Research Series	12.28	7.71	0
Neuberger Berman Small-Cap Portfolio	10.45	6.23	0
Neuberger Berman Mid-Cap Growth Portfolio	14.43	8.03	0
Neuberger Berman Regency Portfolio	11.55	6.16	0
PIMCO VIT High Yield Portfolio	10.98	8.27	0
PIMCO VIT Low Duration Portfolio	10.83	10.63	0
PIMCO VIT Real Return Portfolio	10.86	9.94	0
PIMCO VIT Total Return Portfolio	10.91	11.26	0
Premier VIT NACM Small Cap Portfolio	12.45	7.16	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.15	14.48	0
Rydex VT Inverse Government Long Bond Strategy Fund	10.11	6.95	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	8.22	11.98	0
Rydex VT Inverse S&P 500 Strategy Fund	8.92	12.23	0
Rydex VT Nova Fund	11.96	5.36	0
Rydex VT NASDAQ-100® Fund	12.48	7.14	0
Rydex VT Sector Rotation Fund	14.26	8.33	0
Rydex VT U.S. Government Money Market Fund	10.51	10.47	0
Van Eck Worldwide Bond Fund	11.14	11.37	0
Van Eck Worldwide Emerging Markets Fund	21.29	7.39	0
Van Eck Worldwide Hard Assets Fund	20.62	10.94	0
Van Eck Worldwide Real Estate Fund	14.38	22.68	0

Table 9 – 1.55% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Three Years

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	10.66	10.91	20056.28
AIM V.I. Global Health Care Fund	12.67	25.72	6863.97
AIM V.I. Technology Fund	11.13	22.45	4597.35
AIM V.I. Utilities Fund	20.19	13.43	15070.54
Alger American LargeCap Growth Portfolio	12.90	22.29	131809.66
Alger American Capital Appreciation Portfolio	16.76	10.81	19639.03
Alger American Mid-Cap Growth Portfolio	17.82	22.14	47372.90
Alger American Small Capitalization Growth Portfolio	18.92	25.25	15034.60
American Century VP Balanced Fund	13.22	12.44	16297.68
American Century VP Capital Appreciation Fund	19.84	21.91	11154.73
American Century VP Income & Growth Fund	13.10	13.24	6083.18
American Century VP Inflation Protection Fund	10.81	10.47	99807.05
American Century VP International Fund	18.41	9.99	88385.78
American Century VP Large Company Value Fund	11.91	7.34	3681.24
American Century VP Mid Cap Value Fund	12.24	9.10	3210.73
American Century VP Ultra Fund	11.34	6.54	2224.37
American Century VP Value Fund	14.06	10.13	107251.33
Calvert VS Social Equity Portfolio	13.10	8.28	4754.96
Calvert VS Social Mid Cap Growth Portfolio	12.27	7.59	4855.40
Fidelity VIP Asset ManagerSM Portfolio	13.18	9.23	9070.58
Fidelity VIP Asset Manager: Growth® Portfolio	13.19	8.32	6646.18
Fidelity VIP Balanced Portfolio	13.24	8.58	11969.73
Fidelity VIP Contrafund Portfolio	18.70	10.55	50013.23
Fidelity VIP Equity-Income Portfolio	14.27	8.04	82991.81
Fidelity VIP Growth & Income Portfolio	13.63	7.80	26819.05
Fidelity VIP Growth Opportunities Portfolio	14.28	6.31	2015.53
Fidelity VIP Growth Portfolio	12.68	6.58	22936.30
Fidelity VIP High Income Portfolio	15.20	11.20	361341.08
Fidelity VIP Index 500 Portfolio	12.98	8.03	192126.79
Fidelity VIP Investment Grade Bond Portfolio	12.00	11.41	25323.19
Fidelity VIP MidCap Portfolio	21.85	12.99	16004.98
Fidelity VIP Money Market Portfolio	10.75	10.90	695179.13
Fidelity VIP Overseas Portfolio	20.37	11.24	61972.60
Fidelity VIP Value Strategies Portfolio	13.36	6.41	4203.22
Goldman Sachs VIT Growth and Income Fund	12.47	8.04	4878.05
Goldman Sachs VIT Mid Cap Value Fund	13.10	8.12	21496.17
Goldman Sachs VIT Structured Small Cap Equity Fund	9.66	6.27	36052.33
Janus Aspen Growth and Income Portfolio	16.64	9.64	13647.89
JPMorgan Bond Portfolio (Series Trust II)	11.46	9.48	76569.09
JPMorgan Small Company (Series Trust II) Portfolio	13.63	9.13	14124.80
Lord Abbett Series Fund Growth & Income Portfolio	13.94	8.73	24249.47
Lord Abbett Series Fund International Portfolio	23.06	11.00	112217.15
Lord Abbett Series Fund Mid-Cap Value Portfolio	16.05	9.58	62970.38
MFS VIT Growth Series	13.35	8.21	1054.73
MFS VIT Investors Trust Series	13.26	8.71	6997.95
MFS VIT New Discovery Series	11.02	6.56	72225.85
MFS VIT Research Series	13.73	8.62	860.73
Neuberger Berman Small-Cap Portfolio	10.51	6.26	3518.38
Neuberger Berman Mid-Cap Growth Portfolio	15.39	8.56	6855.80
Neuberger Berman Regency Portfolio	12.42	6.63	26426.06
PIMCO VIT High Yield Portfolio	13.14	9.90	30392.60
PIMCO VIT Low Duration Portfolio	10.75	10.54	17547.99
PIMCO VIT Real Return Portfolio	12.19	11.16	29718.42
PIMCO VIT Total Return Portfolio	11.51	11.87	350425.86
Premier VIT NACM Small Cap Portfolio	12.13	6.97	14049.78
Rydex VT Government Long Bond 1.2x Strategy Fund	10.91	15.57	1553.75
Rydex VT Inverse Government Long Bond Strategy Fund	8.35	5.74	1065.01
Rydex VT Inverse NASDAQ-100® Strategy Fund	5.01	7.30	197787.83
Rydex VT Inverse S&P 500 Strategy Fund	6.76	9.26	19561.23
Rydex VT Nova Fund	12.84	5.76	3138.91
Rydex VT NASDAQ-100® Fund	14.06	8.04	396.83
Rydex VT Sector Rotation Fund	16.76	9.78	5212.49
Rydex VT U.S. Government Money Market Fund	10.13	10.09	54473.84
Van Eck Worldwide Bond Fund	14.27	14.56	5000.44
Van Eck Worldwide Emerging Markets Fund	38.18	13.24	28635.37
Van Eck Worldwide Hard Assets Fund	42.76	22.68	39085.30
Van Eck Worldwide Real Estate Fund	27.77	10.91	10939.41

Table 10 – 1.60% Asset Charge

Base Contract with Minimum Premium Rider and GMWB Moderate Asset Allocation Model
Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	9.41	25.72	0
AIM V.I. Global Health Care Fund	11.67	22.45	0
AIM V.I. Technology Fund	12.13	13.43	0
AIM V.I. Utilities Fund	14.76	22.29	0
Alger American LargeCap Growth Portfolio	12.76	10.81	171.02
Alger American Capital Appreciation Portfolio	16.58	22.14	0
Alger American Mid-Cap Growth Portfolio	14.39	25.25	47.79
Alger American Small Capitalization Growth Portfolio	14.56	12.44	0
American Century VP Balanced Fund	11.30	21.91	0
American Century VP Capital Appreciation Fund	18.15	13.24	0
American Century VP Income & Growth Fund	11.43	7.34	0
American Century VP Inflation Protection Fund	10.81	10.46	157.68
American Century VP International Fund	15.30	8.30	0
American Century VP Large Company Value Fund	11.72	7.22	0
American Century VP Mid Cap Value Fund	11.60	8.62	0
American Century VP Ultra Fund	11.60	6.66	0
American Century VP Value Fund	11.09	7.99	95.76
Calvert VS Social Equity Portfolio	11.82	7.47	0
Calvert VS Social Mid Cap Growth Portfolio	11.28	6.97	0
Fidelity VIP Asset ManagerSM Portfolio	12.20	8.53	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.56	7.92	0
Fidelity VIP Balanced Portfolio	12.26	7.94	0
Fidelity VIP Contrafund Portfolio	13.62	7.68	0
Fidelity VIP Equity-Income Portfolio	12.10	6.81	85.93
Fidelity VIP Growth & Income Portfolio	12.98	7.42	0
Fidelity VIP Growth Opportunities Portfolio	13.39	5.91	0
Fidelity VIP Growth Portfolio	13.53	7.01	0
Fidelity VIP High Income Portfolio	11.06	8.14	0
Fidelity VIP Index 500 Portfolio	12.01	7.43	259.56
Fidelity VIP Investment Grade Bond Portfolio	10.46	9.94	0
Fidelity VIP MidCap Portfolio	13.53	8.04	0
Fidelity VIP Money Market Portfolio	10.76	10.91	29.86
Fidelity VIP Overseas Portfolio	14.80	8.16	74.49
Fidelity VIP Value Strategies Portfolio	12.28	5.89	0
Goldman Sachs VIT Growth and Income Fund	12.19	7.85	0
Goldman Sachs VIT Mid Cap Value Fund	11.91	7.38	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.17	5.95	53.25
Janus Aspen Growth and Income Portfolio	12.06	6.98	0
JPMorgan Bond Portfolio (Series Trust II)	10.21	8.45	109.77
JPMorgan Small Company (Series Trust II) Portfolio	10.56	7.07	0
Lord Abbett Series Fund Growth & Income Portfolio	12.11	7.58	0
Lord Abbett Series Fund International Portfolio	14.71	7.02	369.54
Lord Abbett Series Fund Mid-Cap Value Portfolio	11.16	6.66	68.28
MFS VIT Growth Series	13.34	8.20	0
MFS VIT Investors Trust Series	12.42	8.16	0
MFS VIT New Discovery Series	11.45	6.82	0
MFS VIT Research Series	12.25	7.69	0
Neuberger Berman Small-Cap Portfolio	10.42	6.21	0
Neuberger Berman Mid-Cap Growth Portfolio	14.39	8.00	0
Neuberger Berman Regency Portfolio	11.52	6.14	0
PIMCO VIT High Yield Portfolio	10.95	8.24	57.58
PIMCO VIT Low Duration Portfolio	10.81	10.59	0
PIMCO VIT Real Return Portfolio	10.83	9.91	0
PIMCO VIT Total Return Portfolio	10.88	11.22	251.27
Premier VIT NACM Small Cap Portfolio	12.42	7.13	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.12	14.43	0
Rydex VT Inverse Government Long Bond Strategy Fund	10.09	6.93	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	8.20	11.94	0
Rydex VT Inverse S&P 500 Strategy Fund	8.89	12.19	0
Rydex VT Nova Fund	11.93	5.34	0
Rydex VT NASDAQ-100® Fund	12.45	7.11	0
Rydex VT Sector Rotation Fund	14.23	8.30	0
Rydex VT U.S. Government Money Market Fund	10.48	10.44	0
Van Eck Worldwide Bond Fund	11.11	11.33	0
Van Eck Worldwide Emerging Markets Fund	21.24	7.36	0
Van Eck Worldwide Hard Assets Fund	20.57	10.91	52.10
Van Eck Worldwide Real Estate Fund	14.35	25.72	0

Table 11 – 1.65% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Three Years Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset Allocation Model

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB

Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Conservative Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset

Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	11.96	22.45	1301.12
AIM V.I. Global Health Care Fund	15.00	13.43	0
AIM V.I. Technology Fund	16.43	22.29	0
AIM V.I. Utilities Fund	24.30	10.81	0
Alger American LargeCap Growth Portfolio	17.66	22.14	93.09
Alger American Capital Appreciation Portfolio	22.63	25.25	245.89
Alger American Mid-Cap Growth Portfolio	23.26	12.44	0
Alger American Small Capitalization Growth Portfolio	24.74	21.91	0
American Century VP Balanced Fund	14.56	13.24	0
American Century VP Capital Appreciation Fund	24.26	12.84	0
American Century VP Income & Growth Fund	16.08	10.32	0
American Century VP Inflation Protection Fund	10.77	10.43	575.39
American Century VP International Fund	21.64	11.73	0
American Century VP Large Company Value Fund	11.87	7.31	0
American Century VP Mid Cap Value Fund	12.20	9.06	0
American Century VP Ultra Fund	11.31	6.49	0
American Century VP Value Fund	16.07	11.57	76.79
Calvert VS Social Equity Portfolio	15.24	9.62	0
Calvert VS Social Mid Cap Growth Portfolio	15.38	9.50	0
Fidelity VIP Asset ManagerSM Portfolio	14.59	10.20	0
Fidelity VIP Asset Manager: Growth® Portfolio	15.55	9.80	0
Fidelity VIP Balanced Portfolio	14.50	9.39	0
Fidelity VIP Contrafund Portfolio	20.26	11.42	528.06
Fidelity VIP Equity-Income Portfolio	17.07	9.60	139.07
Fidelity VIP Growth & Income Portfolio	15.95	9.12	0
Fidelity VIP Growth Opportunities Portfolio	17.39	7.67	0
Fidelity VIP Growth Portfolio	17.30	8.97	0
Fidelity VIP High Income Portfolio	15.69	11.55	0
Fidelity VIP Index 500 Portfolio	16.13	9.97	221.51
Fidelity VIP Investment Grade Bond Portfolio	11.43	10.85	563.57
Fidelity VIP MidCap Portfolio	24.44	14.52	0
Fidelity VIP Money Market Portfolio	10.69	10.84	440.54
Fidelity VIP Overseas Portfolio	23.93	13.19	0
Fidelity VIP Value Strategies Portfolio	13.31	6.38	0
Goldman Sachs VIT Growth and Income Fund	12.43	8.00	0
Goldman Sachs VIT Mid Cap Value Fund	13.06	8.09	110.84
Goldman Sachs VIT Structured Small Cap Equity Fund	9.63	6.25	0
Janus Aspen Growth and Income Portfolio	16.56	9.58	0
JPMorgan Bond Portfolio (Series Trust II)	11.02	9.11	285.62
JPMorgan Small Company (Series Trust II) Portfolio	17.75	11.87	0
Lord Abbett Series Fund Growth & Income Portfolio	16.90	10.57	869.00
Lord Abbett Series Fund International Portfolio	26.86	12.81	173.95
Lord Abbett Series Fund Mid-Cap Value Portfolio	17.87	10.66	592.03
MFS VIT Growth Series	18.37	11.29	0
MFS VIT Investors Trust Series	16.04	10.53	0
MFS VIT New Discovery Series	15.18	9.03	0
MFS VIT Research Series	17.33	10.86	0
Neuberger Berman Small-Cap Portfolio	10.48	6.24	0
Neuberger Berman Mid-Cap Growth Portfolio	15.34	8.52	358.40
Neuberger Berman Regency Portfolio	12.38	6.60	0
PIMCO VIT High Yield Portfolio	13.08	9.84	186.67
PIMCO VIT Low Duration Portfolio	10.70	10.48	0
PIMCO VIT Real Return Portfolio	12.13	11.09	0
PIMCO VIT Total Return Portfolio	11.45	11.81	1112.27
Premier VIT NACM Small Cap Portfolio	12.10	6.94	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.88	15.50	581.40
Rydex VT Inverse Government Long Bond Strategy Fund	8.32	5.71	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.55	6.62	336.86
Rydex VT Inverse S&P 500 Strategy Fund	5.93	8.12	404.80
Rydex VT Nova Fund	17.59	7.88	0
Rydex VT NASDAQ-100® Fund	17.70	10.11	0
Rydex VT Sector Rotation Fund	16.70	9.73	619.01
Rydex VT U.S. Government Money Market Fund	10.13	10.08	0
Van Eck Worldwide Bond Fund	14.20	14.47	0
Van Eck Worldwide Emerging Markets Fund	46.28	16.03	0
Van Eck Worldwide Hard Assets Fund	48.54	25.72	383.37
Van Eck Worldwide Real Estate Fund	27.63	22.45	0

Table 12 – 1.70% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Guaranteed Income 5 Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Zero Years

Base Contract with GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	10.57	13.43	660.56
AIM V.I. Global Health Care Fund	12.56	22.29	12928.81
AIM V.I. Technology Fund	11.04	10.81	690.05
AIM V.I. Utilities Fund	20.02	22.14	27605.17
Alger American LargeCap Growth Portfolio	12.78	25.25	139083.15
Alger American Capital Appreciation Portfolio	16.61	12.44	23433.18
Alger American Mid-Cap Growth Portfolio	17.66	21.91	31802.21
Alger American Small Capitalization Growth Portfolio	18.75	13.24	1310.84
American Century VP Balanced Fund	13.11	10.26	3781.48
American Century VP Capital Appreciation Fund	19.66	10.40	13631.29
American Century VP Income & Growth Fund	12.99	8.33	591.03
American Century VP Inflation Protection Fund	10.76	10.41	113451.39
American Century VP International Fund	18.25	9.89	25061.29
American Century VP Large Company Value Fund	11.86	7.29	1018.04
American Century VP Mid Cap Value Fund	12.18	9.04	2844.06
American Century VP Ultra Fund	11.29	6.48	37.31
American Century VP Value Fund	13.94	10.03	89030.94
Calvert VS Social Equity Portfolio	12.99	8.20	16955.67
Calvert VS Social Mid Cap Growth Portfolio	12.17	7.51	11454.89
Fidelity VIP Asset ManagerSM Portfolio	13.07	9.13	3584.60
Fidelity VIP Asset Manager: Growth® Portfolio	13.07	8.23	723.44
Fidelity VIP Balanced Portfolio	13.12	8.49	6268.83
Fidelity VIP Contrafund Portfolio	18.53	10.44	47837.80
Fidelity VIP Equity-Income Portfolio	14.15	7.95	74806.99
Fidelity VIP Growth & Income Portfolio	13.51	7.72	6075.29
Fidelity VIP Growth Opportunities Portfolio	14.15	6.24	4951.18
Fidelity VIP Growth Portfolio	12.56	6.51	16003.10
Fidelity VIP High Income Portfolio	15.06	11.09	12413.34
Fidelity VIP Index 500 Portfolio	12.87	7.95	183544.57
Fidelity VIP Investment Grade Bond Portfolio	11.89	11.29	25672.95
Fidelity VIP MidCap Portfolio	21.66	12.86	48523.38
Fidelity VIP Money Market Portfolio	10.65	10.79	93984.08
Fidelity VIP Overseas Portfolio	20.19	11.12	74244.12
Fidelity VIP Value Strategies Portfolio	13.28	6.36	1832.62
Goldman Sachs VIT Growth and Income Fund	12.41	7.99	931.07
Goldman Sachs VIT Mid Cap Value Fund	13.04	8.07	29840.06
Goldman Sachs VIT Structured Small Cap Equity Fund	9.61	6.23	46806.93
Janus Aspen Growth and Income Portfolio	16.52	9.55	4144.45
JPMorgan Bond Portfolio (Series Trust II)	11.36	9.39	59604.84
JPMorgan Small Company (Series Trust II) Portfolio	13.51	9.04	4582.70
Lord Abbett Series Fund Growth & Income Portfolio	13.82	8.64	4108.79
Lord Abbett Series Fund International Portfolio	22.85	10.89	136747.17
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.91	9.48	41806.87
MFS VIT Growth Series	13.23	8.12	3319.79
MFS VIT Investors Trust Series	13.14	8.62	355.41
MFS VIT New Discovery Series	10.92	6.49	34548.82
MFS VIT Research Series	13.61	8.53	1041.99
Neuberger Berman Small-Cap Portfolio	10.46	6.22	551.62
Neuberger Berman Mid-Cap Growth Portfolio	15.32	8.51	1136.33
Neuberger Berman Regency Portfolio	12.37	6.59	13076.08
PIMCO VIT High Yield Portfolio	13.05	9.81	33034.31
PIMCO VIT Low Duration Portfolio	10.67	10.45	20576.37
PIMCO VIT Real Return Portfolio	12.10	11.06	40749.23
PIMCO VIT Total Return Portfolio	11.43	11.77	215688.72
Premier VIT NACM Small Cap Portfolio	12.08	6.93	7661.08
Rydex VT Government Long Bond 1.2x Strategy Fund	10.87	15.47	40520.74
Rydex VT Inverse Government Long Bond Strategy Fund	8.30	5.70	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.96	7.22	36139.70
Rydex VT Inverse S&P 500 Strategy Fund	6.70	9.17	31467.69
Rydex VT Nova Fund	12.74	5.70	0
Rydex VT NASDAQ-100® Fund	13.94	7.96	0
Rydex VT Sector Rotation Fund	16.67	9.71	2736.07
Rydex VT U.S. Government Money Market Fund	10.05	9.99	692.65
Van Eck Worldwide Bond Fund	14.16	14.42	18213.51
Van Eck Worldwide Emerging Markets Fund	37.85	13.11	15130.55
Van Eck Worldwide Hard Assets Fund	42.38	22.45	42082.69
Van Eck Worldwide Real Estate Fund	27.56	13.43	5126.21

Table 13 – 1.75% Asset Charge

Base Contract with Bonus Credit Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	9.46	22.29	0
AIM V.I. Global Health Care Fund	12.96	10.81	0
AIM V.I. Technology Fund	11.82	22.14	0
AIM V.I. Utilities Fund	16.90	25.25	0
Alger American LargeCap Growth Portfolio	13.87	12.44	4012.71
Alger American Capital Appreciation Portfolio	17.83	21.91	0
Alger American Mid-Cap Growth Portfolio	15.52	13.24	155.19
Alger American Small Capitalization Growth Portfolio	16.23	8.51	0
American Century VP Balanced Fund	11.64	9.11	0
American Century VP Capital Appreciation Fund	20.57	10.88	0
American Century VP Income & Growth Fund	11.89	7.63	0
American Century VP Inflation Protection Fund	10.74	10.39	4472.17
American Century VP International Fund	16.34	8.85	1487.10
American Century VP Large Company Value Fund	11.84	7.28	0
American Century VP Mid Cap Value Fund	12.17	9.02	0
American Century VP Ultra Fund	11.27	6.46	0
American Century VP Value Fund	11.51	8.28	2634.07
Calvert VS Social Equity Portfolio	12.27	7.74	0
Calvert VS Social Mid Cap Growth Portfolio	11.56	7.14	0
Fidelity VIP Asset ManagerSM Portfolio	12.35	8.63	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.70	7.99	0
Fidelity VIP Balanced Portfolio	12.27	7.94	0
Fidelity VIP Contrafund Portfolio	14.78	8.32	0
Fidelity VIP Equity-Income Portfolio	12.46	7.00	1176.66
Fidelity VIP Growth & Income Portfolio	13.06	7.46	0
Fidelity VIP Growth Opportunities Portfolio	13.60	5.99	0
Fidelity VIP Growth Portfolio	13.79	7.14	0
Fidelity VIP High Income Portfolio	11.16	8.21	565.07
Fidelity VIP Index 500 Portfolio	12.34	7.62	4981.58
Fidelity VIP Investment Grade Bond Portfolio	10.52	9.98	445.67
Fidelity VIP MidCap Portfolio	14.85	8.81	0
Fidelity VIP Money Market Portfolio	10.79	10.92	4539.96
Fidelity VIP Overseas Portfolio	16.09	8.86	0
Fidelity VIP Value Strategies Portfolio	12.54	6.00	0
Goldman Sachs VIT Growth and Income Fund	12.39	7.97	0
Goldman Sachs VIT Mid Cap Value Fund	13.02	8.06	306.54
Goldman Sachs VIT Structured Small Cap Equity Fund	9.60	6.22	1607.67
Janus Aspen Growth and Income Portfolio	13.01	7.52	0
JPMorgan Bond Portfolio (Series Trust II)	10.34	8.54	5190.52
JPMorgan Small Company (Series Trust II) Portfolio	11.02	7.37	0
Lord Abbett Series Fund Growth & Income Portfolio	12.20	7.62	0
Lord Abbett Series Fund International Portfolio	16.91	8.05	5618.47
Lord Abbett Series Fund Mid-Cap Value Portfolio	12.03	7.17	1928.09
MFS VIT Growth Series	13.99	8.59	0
MFS VIT Investors Trust Series	12.97	8.51	0
MFS VIT New Discovery Series	11.92	7.08	0
MFS VIT Research Series	13.17	8.25	0
Neuberger Berman Small-Cap Portfolio	10.44	6.21	0
Neuberger Berman Mid-Cap Growth Portfolio	15.30	8.49	0
Neuberger Berman Regency Portfolio	12.35	6.57	0
PIMCO VIT High Yield Portfolio	11.24	8.45	1942.79
PIMCO VIT Low Duration Portfolio	10.70	10.47	0
PIMCO VIT Real Return Portfolio	10.91	9.96	0
PIMCO VIT Total Return Portfolio	11.02	11.35	9083.47
Premier VIT NACM Small Cap Portfolio	12.06	6.92	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.85	15.44	0
Rydex VT Inverse Government Long Bond Strategy Fund	9.15	6.27	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	8.18	11.89	0
Rydex VT Inverse S&P 500 Strategy Fund	8.55	11.70	0
Rydex VT Nova Fund	12.34	5.52	0
Rydex VT NASDAQ-100® Fund	12.27	7.00	0
Rydex VT Sector Rotation Fund	15.16	8.83	0
Rydex VT U.S. Government Money Market Fund	10.43	10.37	0
Van Eck Worldwide Bond Fund	10.86	11.06	0
Van Eck Worldwide Emerging Markets Fund	25.34	8.77	0
Van Eck Worldwide Hard Assets Fund	25.36	13.43	756.57
Van Eck Worldwide Real Estate Fund	16.00	22.29	0

Table 14 – 1.80% Asset Charge

Base Contract with Guaranteed Income Select Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Estate Planning Rider and Surrender Charge Rider – Zero Years

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	10.50	10.81	9260.64
AIM V.I. Global Health Care Fund	12.49	22.14	7689.68
AIM V.I. Technology Fund	10.98	25.25	721.89
AIM V.I. Utilities Fund	19.91	12.44	4801.43
Alger American LargeCap Growth Portfolio	12.71	21.91	12812.53
Alger American Capital Appreciation Portfolio	16.51	13.24	14410.11
Alger American Mid-Cap Growth Portfolio	17.56	7.18	5966.62
Alger American Small Capitalization Growth Portfolio	18.64	9.78	1549.82
American Century VP Balanced Fund	13.03	10.19	10226.28
American Century VP Capital Appreciation Fund	19.55	10.33	969.70
American Century VP Income & Growth Fund	12.91	8.28	424.80
American Century VP Inflation Protection Fund	10.72	10.36	7023.18
American Century VP International Fund	18.14	9.82	16965.40
American Century VP Large Company Value Fund	11.82	7.27	4050.53
American Century VP Mid Cap Value Fund	12.15	9.01	733.13
American Century VP Ultra Fund	11.26	6.45	0
American Century VP Value Fund	13.86	9.96	16827.83
Calvert VS Social Equity Portfolio	12.92	8.14	486.23
Calvert VS Social Mid Cap Growth Portfolio	12.10	7.46	1359.31
Fidelity VIP Asset ManagerSM Portfolio	12.99	9.07	0
Fidelity VIP Asset Manager: Growth® Portfolio	13.00	8.18	384.87
Fidelity VIP Balanced Portfolio	13.04	8.44	1079.18
Fidelity VIP Contrafund Portfolio	18.42	10.37	34630.23
Fidelity VIP Equity-Income Portfolio	14.06	7.90	5346.46
Fidelity VIP Growth & Income Portfolio	13.43	7.66	1109.91
Fidelity VIP Growth Opportunities Portfolio	14.07	6.20	98.89
Fidelity VIP Growth Portfolio	12.49	6.46	158.61
Fidelity VIP High Income Portfolio	14.97	11.01	6461.61
Fidelity VIP Index 500 Portfolio	12.79	7.89	21253.07
Fidelity VIP Investment Grade Bond Portfolio	11.82	11.21	3133.92
Fidelity VIP MidCap Portfolio	21.53	12.77	11696.34
Fidelity VIP Money Market Portfolio	10.59	10.72	6058.05
Fidelity VIP Overseas Portfolio	20.07	11.05	9897.55
Fidelity VIP Value Strategies Portfolio	13.23	6.33	2854.06
Goldman Sachs VIT Growth and Income Fund	12.37	7.96	2534.75
Goldman Sachs VIT Mid Cap Value Fund	13.00	8.04	3318.02
Goldman Sachs VIT Structured Small Cap Equity Fund	9.58	6.21	2860.96
Janus Aspen Growth and Income Portfolio	16.44	9.50	441.47
JPMorgan Bond Portfolio (Series Trust II)	11.30	9.33	4880.27
JPMorgan Small Company (Series Trust II) Portfolio	13.44	8.98	3711.18
Lord Abbett Series Fund Growth & Income Portfolio	13.74	8.58	6421.81
Lord Abbett Series Fund International Portfolio	22.72	10.81	9566.66
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.81	9.42	10360
MFS VIT Growth Series	13.15	8.07	718.94
MFS VIT Investors Trust Series	13.06	8.56	0
MFS VIT New Discovery Series	10.86	6.45	7814.18
MFS VIT Research Series	13.53	8.47	0
Neuberger Berman Small-Cap Portfolio	10.43	6.20	0
Neuberger Berman Mid-Cap Growth Portfolio	15.28	8.47	0
Neuberger Berman Regency Portfolio	12.33	6.56	2334.47
PIMCO VIT High Yield Portfolio	12.99	9.76	2989.49
PIMCO VIT Low Duration Portfolio	10.62	10.39	0
PIMCO VIT Real Return Portfolio	12.05	11.00	1357.78
PIMCO VIT Total Return Portfolio	11.37	11.71	37339.75
Premier VIT NACM Small Cap Portfolio	12.04	6.90	637.15
Rydex VT Government Long Bond 1.2x Strategy Fund	10.83	15.41	164.09
Rydex VT Inverse Government Long Bond Strategy Fund	8.27	5.67	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.94	7.18	0
Rydex VT Inverse S&P 500 Strategy Fund	6.66	9.11	334.50
Rydex VT Nova Fund	12.66	5.66	5380.95
Rydex VT NASDAQ-100® Fund	13.86	7.91	900.10
Rydex VT Sector Rotation Fund	16.61	9.67	0
Rydex VT U.S. Government Money Market Fund	9.99	9.92	0
Van Eck Worldwide Bond Fund	14.09	14.33	3651.07
Van Eck Worldwide Emerging Markets Fund	37.64	13.02	8525.40
Van Eck Worldwide Hard Assets Fund	42.13	22.29	8358.14
Van Eck Worldwide Real Estate Fund	27.42	10.81	3578.59

Table 15 – 1.85% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB

Moderate Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	9.36	22.14	0
AIM V.I. Global Health Care Fund	11.60	25.25	0
AIM V.I. Technology Fund	12.06	12.44	0
AIM V.I. Utilities Fund	14.67	21.91	0
Alger American LargeCap Growth Portfolio	12.69	13.24	3927.67
Alger American Capital Appreciation Portfolio	16.48	8.87	0
Alger American Mid-Cap Growth Portfolio	14.31	5.85	1203.03
Alger American Small Capitalization Growth Portfolio	14.47	7.59	0
American Century VP Balanced Fund	11.24	8.79	0
American Century VP Capital Appreciation Fund	18.04	9.53	0
American Century VP Income & Growth Fund	11.36	7.28	0
American Century VP Inflation Protection Fund	10.74	10.38	3105.33
American Century VP International Fund	15.21	8.23	723.06
American Century VP Large Company Value Fund	11.65	7.16	0
American Century VP Mid Cap Value Fund	11.53	8.54	0
American Century VP Ultra Fund	11.53	6.61	0
American Century VP Value Fund	11.02	7.92	2577.33
Calvert VS Social Equity Portfolio	11.75	7.41	0
Calvert VS Social Mid Cap Growth Portfolio	11.21	6.91	0
Fidelity VIP Asset ManagerSM Portfolio	12.12	8.46	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.49	7.85	0
Fidelity VIP Balanced Portfolio	12.19	7.88	0
Fidelity VIP Contrafund Portfolio	13.54	7.62	0
Fidelity VIP Equity-Income Portfolio	12.03	6.75	1818.59
Fidelity VIP Growth & Income Portfolio	12.90	7.36	0
Fidelity VIP Growth Opportunities Portfolio	13.31	5.86	0
Fidelity VIP Growth Portfolio	13.45	6.96	0
Fidelity VIP High Income Portfolio	10.99	8.08	177.50
Fidelity VIP Index 500 Portfolio	11.94	7.37	6112.83
Fidelity VIP Investment Grade Bond Portfolio	10.40	9.86	0
Fidelity VIP MidCap Portfolio	13.45	7.98	0
Fidelity VIP Money Market Portfolio	10.70	10.82	881.83
Fidelity VIP Overseas Portfolio	14.72	8.10	1541.22
Fidelity VIP Value Strategies Portfolio	12.21	5.84	0
Goldman Sachs VIT Growth and Income Fund	12.11	7.79	0
Goldman Sachs VIT Mid Cap Value Fund	11.84	7.32	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.12	5.90	1255.28
Janus Aspen Growth and Income Portfolio	11.99	6.92	0
JPMorgan Bond Portfolio (Series Trust II)	10.15	8.38	2461.53
JPMorgan Small Company (Series Trust II) Portfolio	10.50	7.01	0
Lord Abbett Series Fund Growth & Income Portfolio	12.04	7.52	0
Lord Abbett Series Fund International Portfolio	14.63	6.96	7594.65
Lord Abbett Series Fund Mid-Cap Value Portfolio	11.09	6.60	1700.43
MFS VIT Growth Series	13.27	8.13	0
MFS VIT Investors Trust Series	12.35	8.09	0
MFS VIT New Discovery Series	11.39	6.76	0
MFS VIT Research Series	12.18	7.62	0
Neuberger Berman Small-Cap Portfolio	10.36	6.16	0
Neuberger Berman Mid-Cap Growth Portfolio	14.31	7.93	0
Neuberger Berman Regency Portfolio	11.45	6.09	0
PIMCO VIT High Yield Portfolio	10.89	8.17	1160.15
PIMCO VIT Low Duration Portfolio	10.74	10.50	0
PIMCO VIT Real Return Portfolio	10.77	9.82	0
PIMCO VIT Total Return Portfolio	10.82	11.13	5650.24
Premier VIT NACM Small Cap Portfolio	12.35	7.07	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.06	14.31	0
Rydex VT Inverse Government Long Bond Strategy Fund	10.03	6.87	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	8.15	11.84	0
Rydex VT Inverse S&P 500 Strategy Fund	8.84	12.09	0
Rydex VT Nova Fund	11.86	5.30	0
Rydex VT NASDAQ-100® Fund	12.37	7.05	0
Rydex VT Sector Rotation Fund	14.15	8.23	0
Rydex VT U.S. Government Money Market Fund	10.42	10.35	0
Van Eck Worldwide Bond Fund	11.05	11.23	0
Van Eck Worldwide Emerging Markets Fund	21.11	7.30	0
Van Eck Worldwide Hard Assets Fund	20.45	10.81	1135.55
Van Eck Worldwide Real Estate Fund	14.26	22.14	0

Table 16 – 1.90% Asset Charge

Base Contract with Higher Education Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and GMWB Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Bonus Credit Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Three Years

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	10.44	25.25	5375.50
AIM V.I. Global Health Care Fund	12.41	12.44	0
AIM V.I. Technology Fund	10.92	21.91	0
AIM V.I. Utilities Fund	19.80	13.24	434.18
Alger American LargeCap Growth Portfolio	12.63	6.67	1692.95
Alger American Capital Appreciation Portfolio	16.41	8.84	1661.98
Alger American Mid-Cap Growth Portfolio	17.45	7.13	581.31
Alger American Small Capitalization Growth Portfolio	18.53	9.71	0
American Century VP Balanced Fund	12.95	10.12	0
American Century VP Capital Appreciation Fund	19.43	10.26	25.16
American Century VP Income & Growth Fund	12.83	8.22	0
American Century VP Inflation Protection Fund	10.69	10.32	347.16
American Century VP International Fund	18.03	9.75	1801.54
American Century VP Large Company Value Fund	11.79	7.24	0
American Century VP Mid Cap Value Fund	12.11	8.97	0
American Century VP Ultra Fund	11.22	6.43	0
American Century VP Value Fund	13.77	9.89	2118.94
Calvert VS Social Equity Portfolio	12.84	8.09	0
Calvert VS Social Mid Cap Growth Portfolio	12.03	7.41	0
Fidelity VIP Asset ManagerSM Portfolio	12.91	9.01	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.92	8.12	0
Fidelity VIP Balanced Portfolio	12.97	8.38	0
Fidelity VIP Contrafund Portfolio	18.31	10.30	2629.61
Fidelity VIP Equity-Income Portfolio	13.98	7.84	183.26
Fidelity VIP Growth & Income Portfolio	13.35	7.61	0
Fidelity VIP Growth Opportunities Portfolio	13.98	6.15	0
Fidelity VIP Growth Portfolio	12.42	6.42	0
Fidelity VIP High Income Portfolio	14.89	10.93	195.50
Fidelity VIP Index 500 Portfolio	12.72	7.84	2560.83
Fidelity VIP Investment Grade Bond Portfolio	11.75	11.13	0
Fidelity VIP MidCap Portfolio	21.40	12.68	22.75
Fidelity VIP Money Market Portfolio	10.53	10.64	834.46
Fidelity VIP Overseas Portfolio	19.95	10.97	973.51
Fidelity VIP Value Strategies Portfolio	13.19	6.30	0
Goldman Sachs VIT Growth and Income Fund	12.34	7.93	0
Goldman Sachs VIT Mid Cap Value Fund	12.97	8.01	30.74
Goldman Sachs VIT Structured Small Cap Equity Fund	9.56	6.18	96.47
Janus Aspen Growth and Income Portfolio	16.36	9.44	0
JPMorgan Bond Portfolio (Series Trust II)	11.24	9.26	780.99
JPMorgan Small Company (Series Trust II) Portfolio	13.36	8.92	385.69
Lord Abbett Series Fund Growth & Income Portfolio	13.66	8.52	1754.35
Lord Abbett Series Fund International Portfolio	22.59	10.74	446.06
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.72	9.35	2430.68
MFS VIT Growth Series	13.08	8.01	0
MFS VIT Investors Trust Series	12.99	8.51	0
MFS VIT New Discovery Series	10.79	6.41	0
MFS VIT Research Series	13.45	8.41	0
Neuberger Berman Small-Cap Portfolio	10.40	6.17	0
Neuberger Berman Mid-Cap Growth Portfolio	15.23	8.44	1746.34
Neuberger Berman Regency Portfolio	12.29	6.53	0
PIMCO VIT High Yield Portfolio	12.93	9.70	99.70
PIMCO VIT Low Duration Portfolio	10.57	10.33	0
PIMCO VIT Real Return Portfolio	11.99	10.94	0
PIMCO VIT Total Return Portfolio	11.32	11.64	2220.95
Premier VIT NACM Small Cap Portfolio	12.01	6.88	8.86
Rydex VT Government Long Bond 1.2x Strategy Fund	10.80	15.35	0
Rydex VT Inverse Government Long Bond Strategy Fund	8.24	5.64	773.83
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.91	7.13	0
Rydex VT Inverse S&P 500 Strategy Fund	6.62	9.05	452.80
Rydex VT Nova Fund	12.59	5.62	0
Rydex VT NASDAQ-100® Fund	13.79	7.86	0
Rydex VT Sector Rotation Fund	16.55	9.62	2127.50
Rydex VT U.S. Government Money Market Fund	9.93	9.86	0
Van Eck Worldwide Bond Fund	14.01	14.25	0
Van Eck Worldwide Emerging Markets Fund	37.43	12.93	118.36
Van Eck Worldwide Hard Assets Fund	41.88	22.14	739.96
Van Eck Worldwide Real Estate Fund	27.28	25.25	0

Table 17 – 1.95% Asset Charge

Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Income 5 Rider and Minimum Premium Rider

Base Contract with Guaranteed Income 5 Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	11.78	12.44	5859.67
AIM V.I. Global Health Care Fund	14.77	21.91	0
AIM V.I. Technology Fund	16.18	13.24	0
AIM V.I. Utilities Fund	23.93	15.87	216.83
Alger American LargeCap Growth Portfolio	17.38	9.18	13154.04
Alger American Capital Appreciation Portfolio	22.28	11.99	1410.57
Alger American Mid-Cap Growth Portfolio	22.90	9.35	4952.50
Alger American Small Capitalization Growth Portfolio	24.36	12.75	24.47
American Century VP Balanced Fund	14.34	11.20	32.02
American Century VP Capital Appreciation Fund	23.88	12.60	624.84
American Century VP Income & Growth Fund	15.83	10.13	0
American Century VP Inflation Protection Fund	10.68	10.30	12828.09
American Century VP International Fund	21.31	11.51	12459.37
American Century VP Large Company Value Fund	11.77	7.22	0
American Century VP Mid Cap Value Fund	12.09	8.95	3666.13
American Century VP Ultra Fund	11.21	6.41	0
American Century VP Value Fund	15.82	11.36	13869.97
Calvert VS Social Equity Portfolio	15.00	9.45	0
Calvert VS Social Mid Cap Growth Portfolio	15.14	9.33	0
Fidelity VIP Asset ManagerSM Portfolio	14.36	10.01	0
Fidelity VIP Asset Manager: Growth® Portfolio	15.31	9.62	326.63
Fidelity VIP Balanced Portfolio	14.28	9.22	0
Fidelity VIP Contrafund Portfolio	19.95	11.21	3394.52
Fidelity VIP Equity-Income Portfolio	16.81	9.42	6011.63
Fidelity VIP Growth & Income Portfolio	15.71	8.95	0
Fidelity VIP Growth Opportunities Portfolio	17.12	7.53	0
Fidelity VIP Growth Portfolio	17.03	8.80	874.07
Fidelity VIP High Income Portfolio	14.10	10.35	2941.33
Fidelity VIP Index 500 Portfolio	15.89	9.79	22617.53
Fidelity VIP Investment Grade Bond Portfolio	11.25	10.65	2247.02
Fidelity VIP MidCap Portfolio	24.06	14.25	255.34
Fidelity VIP Money Market Portfolio	10.53	10.64	16263.66
Fidelity VIP Overseas Portfolio	23.77	13.06	5034.83
Fidelity VIP Value Strategies Portfolio	13.16	6.29	0
Goldman Sachs VIT Growth and Income Fund	12.32	7.91	0
Goldman Sachs VIT Mid Cap Value Fund	12.95	7.99	3955.22
Goldman Sachs VIT Structured Small Cap Equity Fund	9.54	6.17	5914.12
Janus Aspen Growth and Income Portfolio	16.32	9.42	0
JPMorgan Bond Portfolio (Series Trust II)	10.85	8.94	10296.79
JPMorgan Small Company (Series Trust II) Portfolio	17.47	11.65	1692.46
Lord Abbett Series Fund Growth & Income Portfolio	16.64	10.37	2148.91
Lord Abbett Series Fund International Portfolio	26.45	12.57	9786.31
Lord Abbett Series Fund Mid-Cap Value Portfolio	17.60	10.46	7506.87
MFS VIT Growth Series	18.09	11.08	282.89
MFS VIT Investors Trust Series	15.80	10.34	0
MFS VIT New Discovery Series	14.95	8.87	4698.33
MFS VIT Research Series	17.06	10.67	0
Neuberger Berman Small-Cap Portfolio	10.38	6.16	0
Neuberger Berman Mid-Cap Growth Portfolio	15.21	8.42	2539.00
Neuberger Berman Regency Portfolio	12.27	6.52	1654.74
PIMCO VIT High Yield Portfolio	12.90	9.67	6970.62
PIMCO VIT Low Duration Portfolio	10.55	10.30	121.99
PIMCO VIT Real Return Portfolio	11.96	10.91	1657.09
PIMCO VIT Total Return Portfolio	11.30	11.61	77626.67
Premier VIT NACM Small Cap Portfolio	11.99	6.86	1645.27
Rydex VT Government Long Bond 1.2x Strategy Fund	10.78	15.32	342.25
Rydex VT Inverse Government Long Bond Strategy Fund	8.23	5.63	105.59
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.48	6.50	8067.17
Rydex VT Inverse S&P 500 Strategy Fund	5.84	7.97	4672.31
Rydex VT Nova Fund	17.32	7.73	0
Rydex VT NASDAQ-100® Fund	17.42	9.92	2708.63
Rydex VT Sector Rotation Fund	16.52	9.60	2891.13
Rydex VT U.S. Government Money Market Fund	9.98	9.89	0
Van Eck Worldwide Bond Fund	13.98	14.20	0
Van Eck Worldwide Emerging Markets Fund	45.57	15.74	736.94
Van Eck Worldwide Hard Assets Fund	47.79	25.25	2799.68
Van Eck Worldwide Real Estate Fund	27.21	12.44	26.00

Table 18 – 2.05% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guarantee Income 5 Rider and Three-Year Surrender Charge Rider

Base Contract with Guarantee Income Select and Minimum Premium Rider

Base Contract with Guarantee Income Select and Five-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	10.35	21.91	2542.34
AIM V.I. Global Health Care Fund	12.31	13.24	1058.05
AIM V.I. Technology Fund	10.82	5.88	486.53
AIM V.I. Utilities Fund	19.63	13.01	1845.09
Alger American LargeCap Growth Portfolio	12.52	6.60	28437.97
Alger American Capital Appreciation Portfolio	16.27	8.74	5852.47
Alger American Mid-Cap Growth Portfolio	17.30	7.06	7968.88
Alger American Small Capitalization Growth Portfolio	18.37	9.61	662.46
American Century VP Balanced Fund	12.84	10.02	5524.34
American Century VP Capital Appreciation Fund	19.26	10.15	2630.10
American Century VP Income & Growth Fund	12.72	8.13	2418.63
American Century VP Inflation Protection Fund	10.64	10.26	23758.20
American Century VP International Fund	17.88	9.65	14574.21
American Century VP Large Company Value Fund	11.73	7.19	465.31
American Century VP Mid Cap Value Fund	12.06	8.92	2237.90
American Century VP Ultra Fund	11.17	6.39	761.07
American Century VP Value Fund	13.65	9.79	27078.00
Calvert VS Social Equity Portfolio	12.73	8.01	0
Calvert VS Social Mid Cap Growth Portfolio	11.93	7.34	0
Fidelity VIP Asset ManagerSM Portfolio	12.80	8.91	734.71
Fidelity VIP Asset Manager: Growth® Portfolio	12.81	8.04	565.50
Fidelity VIP Balanced Portfolio	12.85	8.29	2066.78
Fidelity VIP Contrafund Portfolio	18.15	10.19	33211.52
Fidelity VIP Equity-Income Portfolio	13.86	7.76	27834.77
Fidelity VIP Growth & Income Portfolio	13.23	7.53	1772.72
Fidelity VIP Growth Opportunities Portfolio	13.86	6.09	163.83
Fidelity VIP Growth Portfolio	12.31	6.35	635.78
Fidelity VIP High Income Portfolio	14.75	10.82	3924.79
Fidelity VIP Index 500 Portfolio	12.60	7.76	37780.53
Fidelity VIP Investment Grade Bond Portfolio	11.65	11.02	14912.66
Fidelity VIP MidCap Portfolio	21.21	12.55	3706.33
Fidelity VIP Money Market Portfolio	10.44	10.53	63324.94
Fidelity VIP Overseas Portfolio	19.78	10.86	16170.50
Fidelity VIP Value Strategies Portfolio	13.11	6.26	0
Goldman Sachs VIT Growth and Income Fund	12.28	7.88	1500.28
Goldman Sachs VIT Mid Cap Value Fund	12.91	7.96	4765.17
Goldman Sachs VIT Structured Small Cap Equity Fund	9.51	6.15	8290.22
Janus Aspen Growth and Income Portfolio	16.25	9.36	558.83
JPMorgan Bond Portfolio (Series Trust II)	11.14	9.17	20452.75
JPMorgan Small Company (Series Trust II) Portfolio	13.25	8.83	4114.56
Lord Abbett Series Fund Growth & Income Portfolio	13.54	8.43	9235.58
Lord Abbett Series Fund International Portfolio	22.39	10.63	22593.22
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.58	9.26	11927.94
MFS VIT Growth Series	12.96	7.93	622.23
MFS VIT Investors Trust Series	12.87	8.42	0
MFS VIT New Discovery Series	10.70	6.34	2282.54
MFS VIT Research Series	13.33	8.33	406.26
Neuberger Berman Small-Cap Portfolio	10.35	6.14	0
Neuberger Berman Mid-Cap Growth Portfolio	15.16	8.39	754.19
Neuberger Berman Regency Portfolio	12.24	6.50	1321.43
PIMCO VIT High Yield Portfolio	12.84	9.62	9756.26
PIMCO VIT Low Duration Portfolio	10.50	10.24	5913.62
PIMCO VIT Real Return Portfolio	11.91	10.84	11964.43
PIMCO VIT Total Return Portfolio	11.24	11.54	83097.53
Premier VIT NACM Small Cap Portfolio	11.95	6.83	260.75
Rydex VT Government Long Bond 1.2x Strategy Fund	10.75	15.26	0
Rydex VT Inverse Government Long Bond Strategy Fund	8.20	5.60	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.87	7.06	272.47
Rydex VT Inverse S&P 500 Strategy Fund	6.57	8.96	210.93
Rydex VT Nova Fund	12.48	5.57	449.65
Rydex VT NASDAQ-100® Fund	13.67	7.78	0
Rydex VT Sector Rotation Fund	16.46	9.55	918.71
Rydex VT U.S. Government Money Market Fund	9.85	9.76	8674.23
Van Eck Worldwide Bond Fund	13.91	14.12	1249.60
Van Eck Worldwide Emerging Markets Fund	37.11	12.80	4059.13
Van Eck Worldwide Hard Assets Fund	41.51	21.91	8567.79
Van Eck Worldwide Real Estate Fund	27.07	13.24	4971.68

Table 19 – 2.10% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider

and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB

Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate

Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	9.35	13.24	0
AIM V.I. Global Health Care Fund	12.82	8.96	0
AIM V.I. Technology Fund	11.69	6.35	0
AIM V.I. Utilities Fund	16.72	11.08	0
Alger American LargeCap Growth Portfolio	13.73	7.24	173.79
Alger American Capital Appreciation Portfolio	17.64	9.47	0
Alger American Mid-Cap Growth Portfolio	15.36	6.26	88.79
Alger American Small Capitalization Growth Portfolio	16.05	8.39	0
American Century VP Balanced Fund	11.52	8.98	0
American Century VP Capital Appreciation Fund	20.35	10.72	0
American Century VP Income & Growth Fund	11.76	7.52	0
American Century VP Inflation Protection Fund	10.63	10.24	0
American Century VP International Fund	16.16	8.72	393.74
American Century VP Large Company Value Fund	11.72	7.18	0
American Century VP Mid Cap Value Fund	12.04	8.90	0
American Century VP Ultra Fund	11.16	6.37	0
American Century VP Value Fund	11.39	8.16	293.20
Calvert VS Social Equity Portfolio	12.14	7.63	0
Calvert VS Social Mid Cap Growth Portfolio	11.44	7.03	0
Fidelity VIP Asset ManagerSM Portfolio	12.22	8.50	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.56	7.88	0
Fidelity VIP Balanced Portfolio	12.14	7.83	0
Fidelity VIP Contrafund Portfolio	14.62	8.20	0
Fidelity VIP Equity-Income Portfolio	12.32	6.90	0
Fidelity VIP Growth & Income Portfolio	12.92	7.35	0
Fidelity VIP Growth Opportunities Portfolio	13.45	5.91	0
Fidelity VIP Growth Portfolio	13.64	7.04	0
Fidelity VIP High Income Portfolio	11.04	8.09	80.88
Fidelity VIP Index 500 Portfolio	12.21	7.51	340.03
Fidelity VIP Investment Grade Bond Portfolio	10.40	9.84	0
Fidelity VIP MidCap Portfolio	14.69	8.68	0
Fidelity VIP Money Market Portfolio	10.67	10.76	142.99
Fidelity VIP Overseas Portfolio	15.92	8.74	0
Fidelity VIP Value Strategies Portfolio	12.40	5.92	0
Goldman Sachs VIT Growth and Income Fund	12.26	7.86	0
Goldman Sachs VIT Mid Cap Value Fund	12.89	7.94	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.50	6.14	93.54
Janus Aspen Growth and Income Portfolio	12.87	7.41	0
JPMorgan Bond Portfolio (Series Trust II)	10.23	8.42	100.64
JPMorgan Small Company (Series Trust II) Portfolio	10.90	7.26	0
Lord Abbett Series Fund Growth & Income Portfolio	12.07	7.51	0
Lord Abbett Series Fund International Portfolio	16.72	7.94	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	11.90	7.06	135.58
MFS VIT Growth Series	13.84	8.46	0
MFS VIT Investors Trust Series	12.84	8.39	0
MFS VIT New Discovery Series	11.79	6.98	0
MFS VIT Research Series	13.02	8.13	0
Neuberger Berman Small-Cap Portfolio	10.34	6.12	0
Neuberger Berman Mid-Cap Growth Portfolio	15.14	8.37	0
Neuberger Berman Regency Portfolio	12.22	6.48	0
PIMCO VIT High Yield Portfolio	11.12	8.33	0
PIMCO VIT Low Duration Portfolio	10.59	10.32	0
PIMCO VIT Real Return Portfolio	10.79	9.82	0
PIMCO VIT Total Return Portfolio	10.90	11.18	320.17
Premier VIT NACM Small Cap Portfolio	11.93	6.82	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.74	15.23	0
Rydex VT Inverse Government Long Bond Strategy Fund	9.05	6.18	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	8.09	11.72	0
Rydex VT Inverse S&P 500 Strategy Fund	8.46	11.53	0
Rydex VT Nova Fund	12.21	5.44	0
Rydex VT NASDAQ-100® Fund	12.14	6.90	0
Rydex VT Sector Rotation Fund	15.00	8.70	0
Rydex VT U.S. Government Money Market Fund	10.32	10.22	0
Van Eck Worldwide Bond Fund	10.74	10.90	0
Van Eck Worldwide Emerging Markets Fund	25.06	8.64	0
Van Eck Worldwide Hard Assets Fund	25.09	13.24	0
Van Eck Worldwide Real Estate Fund	15.82	6.95	0

Table 20 – 2.15% Asset Charge

Base Contract with GMWB Aggressive Asset Allocation Model

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Guaranteed Income Select and Estate Planning Rider

Base Contract with Guaranteed Income Select and Three-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Higher Education Rider

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	10.29	4.08	0
AIM V.I. Global Health Care Fund	12.23	8.55	173.40
AIM V.I. Technology Fund	10.76	5.84	0
AIM V.I. Utilities Fund	19.52	12.92	0
Alger American LargeCap Growth Portfolio	12.45	6.56	2581.02
Alger American Capital Appreciation Portfolio	16.17	8.68	27.00
Alger American Mid-Cap Growth Portfolio	17.20	7.01	1682.61
Alger American Small Capitalization Growth Portfolio	18.26	9.54	10.69
American Century VP Balanced Fund	12.76	9.95	4.76
American Century VP Capital Appreciation Fund	19.15	10.08	0
American Century VP Income & Growth Fund	12.65	8.08	0
American Century VP Inflation Protection Fund	10.61	10.22	2991.64
American Century VP International Fund	17.77	9.58	1404.48
American Century VP Large Company Value Fund	11.70	7.16	3592.18
American Century VP Mid Cap Value Fund	12.02	8.88	0
American Century VP Ultra Fund	11.14	6.36	0
American Century VP Value Fund	13.57	9.72	2510.90
Calvert VS Social Equity Portfolio	12.66	7.96	0
Calvert VS Social Mid Cap Growth Portfolio	11.86	7.29	230.24
Fidelity VIP Asset ManagerSM Portfolio	12.72	8.85	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.73	7.98	0
Fidelity VIP Balanced Portfolio	12.78	8.23	1726.38
Fidelity VIP Contrafund Portfolio	18.04	10.12	43091.06
Fidelity VIP Equity-Income Portfolio	13.77	7.71	1589.25
Fidelity VIP Growth & Income Portfolio	13.15	7.48	0
Fidelity VIP Growth Opportunities Portfolio	13.78	6.05	0
Fidelity VIP Growth Portfolio	12.23	6.31	0
Fidelity VIP High Income Portfolio	14.67	10.75	63.79
Fidelity VIP Index 500 Portfolio	12.53	7.71	4125.96
Fidelity VIP Investment Grade Bond Portfolio	11.58	10.94	958.43
Fidelity VIP MidCap Portfolio	21.09	12.46	13942.07
Fidelity VIP Money Market Portfolio	10.37	10.46	1546.34
Fidelity VIP Overseas Portfolio	19.66	10.78	5318.11
Fidelity VIP Value Strategies Portfolio	13.07	6.23	0
Goldman Sachs VIT Growth and Income Fund	12.24	7.85	55.88
Goldman Sachs VIT Mid Cap Value Fund	12.87	7.93	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.48	6.12	852.54
Janus Aspen Growth and Income Portfolio	16.17	9.31	22.83
JPMorgan Bond Portfolio (Series Trust II)	11.08	9.11	2673.63
JPMorgan Small Company (Series Trust II) Portfolio	13.17	8.77	200.96
Lord Abbett Series Fund Growth & Income Portfolio	13.46	8.37	264.42
Lord Abbett Series Fund International Portfolio	22.25	10.56	3141.55
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.49	9.19	890.75
MFS VIT Growth Series	12.88	7.87	0
MFS VIT Investors Trust Series	12.80	8.36	0
MFS VIT New Discovery Series	10.64	6.30	0
MFS VIT Research Series	13.26	8.27	0
Neuberger Berman Small-Cap Portfolio	10.32	6.11	0
Neuberger Berman Mid-Cap Growth Portfolio	15.12	8.36	0
Neuberger Berman Regency Portfolio	12.20	6.47	0
PIMCO VIT High Yield Portfolio	12.78	9.56	904.84
PIMCO VIT Low Duration Portfolio	10.45	10.18	0
PIMCO VIT Real Return Portfolio	11.85	10.78	3123.40
PIMCO VIT Total Return Portfolio	11.19	11.48	11905.87
Premier VIT NACM Small Cap Portfolio	11.92	6.81	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.72	15.20	0
Rydex VT Inverse Government Long Bond Strategy Fund	8.17	5.58	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.84	7.01	0
Rydex VT Inverse S&P 500 Strategy Fund	6.53	8.90	0
Rydex VT Nova Fund	12.41	5.53	0
Rydex VT NASDAQ-100® Fund	13.59	7.73	0
Rydex VT Sector Rotation Fund	16.40	9.51	0
Rydex VT U.S. Government Money Market Fund	9.79	9.69	0
Van Eck Worldwide Bond Fund	13.83	14.03	0
Van Eck Worldwide Emerging Markets Fund	36.90	12.72	5669.04
Van Eck Worldwide Hard Assets Fund	41.27	21.76	572.54
Van Eck Worldwide Real Estate Fund	26.93	11.83	95.39

Table 21 – 2.20% Asset Charge

Base Contract with Bonus Credit and Minimum Premium Rider and GMWB Moderate Asset Allocation Model

Base Contract with Guaranteed Minimum Premium Rider and Surrender Charge Rider – Three Years and GMWB Moderate Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Income 5 Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Income 5 Rider and Zero -Year Surrender Charge Rider

Base Contract with Guaranteed Income 5 Rider and Minimum Premium Rider and Five -Year Surrender Charge Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	11.63	4.61	1563.91
AIM V.I. Global Health Care Fund	14.58	10.18	0
AIM V.I. Technology Fund	15.97	8.67	0
AIM V.I. Utilities Fund	23.62	15.63	47.62
Alger American LargeCap Growth Portfolio	17.16	9.04	6076.41
Alger American Capital Appreciation Portfolio	21.99	11.80	1625.79
Alger American Mid-Cap Growth Portfolio	22.61	9.21	855.94
Alger American Small Capitalization Growth Portfolio	24.04	12.56	0
American Century VP Balanced Fund	14.15	11.03	0
American Century VP Capital Appreciation Fund	23.58	12.41	1209.62
American Century VP Income & Growth Fund	15.63	9.98	0
American Century VP Inflation Protection Fund	10.60	10.20	7321.57
American Century VP International Fund	21.04	11.34	156.80
American Century VP Large Company Value Fund	11.68	7.15	0
American Century VP Mid Cap Value Fund	12.00	8.86	86.57
American Century VP Ultra Fund	11.12	6.35	0
American Century VP Value Fund	15.62	11.18	2866.67
Calvert VS Social Equity Portfolio	14.81	9.30	0
Calvert VS Social Mid Cap Growth Portfolio	14.95	9.18	0
Fidelity VIP Asset ManagerSM Portfolio	14.18	9.86	0
Fidelity VIP Asset Manager: Growth® Portfolio	15.12	9.47	0
Fidelity VIP Balanced Portfolio	14.10	9.08	0
Fidelity VIP Contrafund Portfolio	19.70	11.04	856.34
Fidelity VIP Equity-Income Portfolio	16.59	9.28	3049.05
Fidelity VIP Growth & Income Portfolio	15.50	8.81	0
Fidelity VIP Growth Opportunities Portfolio	16.90	7.42	0
Fidelity VIP Growth Portfolio	16.82	8.67	0
Fidelity VIP High Income Portfolio	15.25	11.16	0
Fidelity VIP Index 500 Portfolio	15.68	9.64	7937.99
Fidelity VIP Investment Grade Bond Portfolio	11.11	10.49	12.65
Fidelity VIP MidCap Portfolio	23.75	14.03	1302.56
Fidelity VIP Money Market Portfolio	10.40	10.48	6053.59
Fidelity VIP Overseas Portfolio	23.26	12.75	1884.71
Fidelity VIP Value Strategies Portfolio	13.04	6.21	99.28
Goldman Sachs VIT Growth and Income Fund	12.23	7.83	0
Goldman Sachs VIT Mid Cap Value Fund	12.85	7.91	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.47	6.11	2769.35
Janus Aspen Growth and Income Portfolio	16.13	9.28	0
JPMorgan Bond Portfolio (Series Trust II)	10.71	8.81	4253.59
JPMorgan Small Company (Series Trust II) Portfolio	17.25	11.48	0
Lord Abbett Series Fund Growth & Income Portfolio	16.42	10.21	884.50
Lord Abbett Series Fund International Portfolio	26.11	12.38	7839.98
Lord Abbett Series Fund Mid-Cap Value Portfolio	17.37	10.30	2579.85
MFS VIT Growth Series	17.86	10.91	0
MFS VIT Investors Trust Series	15.60	10.18	0
MFS VIT New Discovery Series	14.76	8.73	0
MFS VIT Research Series	16.84	10.50	0
Neuberger Berman Small-Cap Portfolio	10.30	6.10	0
Neuberger Berman Mid-Cap Growth Portfolio	15.09	8.34	619.84
Neuberger Berman Regency Portfolio	12.18	6.46	0
PIMCO VIT High Yield Portfolio	12.75	9.54	2753.13
PIMCO VIT Low Duration Portfolio	10.43	10.16	0
PIMCO VIT Real Return Portfolio	11.82	10.75	0
PIMCO VIT Total Return Portfolio	11.16	11.44	10370.31
Premier VIT NACM Small Cap Portfolio	11.90	6.79	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.70	15.17	0
Rydex VT Inverse Government Long Bond Strategy Fund	8.15	5.56	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.42	6.40	233.56
Rydex VT Inverse S&P 500 Strategy Fund	5.76	7.85	186.21
Rydex VT Nova Fund	17.10	7.61	0
Rydex VT NASDAQ-100® Fund	17.20	9.77	0
Rydex VT Sector Rotation Fund	16.37	9.49	758.87
Rydex VT U.S. Government Money Market Fund	9.85	9.74	0
Van Eck Worldwide Bond Fund	13.80	13.99	0
Van Eck Worldwide Emerging Markets Fund	44.99	15.50	626.62
Van Eck Worldwide Hard Assets Fund	47.18	24.86	1125.92
Van Eck Worldwide Real Estate Fund	26.86	11.79	48.60

Table 22 – 2.25% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	10.23	4.05	0
AIM V.I. Global Health Care Fund	12.16	8.49	0
AIM V.I. Technology Fund	10.70	5.81	0
AIM V.I. Utilities Fund	19.41	12.84	0
Alger American LargeCap Growth Portfolio	12.37	6.51	736.60
Alger American Capital Appreciation Portfolio	16.08	8.62	0
Alger American Mid-Cap Growth Portfolio	17.09	6.96	0
Alger American Small Capitalization Growth Portfolio	18.15	9.48	0
American Century VP Balanced Fund	12.69	9.88	0
American Century VP Capital Appreciation Fund	19.03	10.01	0
American Century VP Income & Growth Fund	12.57	8.02	0
American Century VP Inflation Protection Fund	10.58	10.18	173.89
American Century VP International Fund	17.66	9.52	779.19
American Century VP Large Company Value Fund	11.66	7.14	0
American Century VP Mid Cap Value Fund	11.99	8.85	0
American Century VP Ultra Fund	11.11	6.34	0
American Century VP Value Fund	13.49	9.66	899.59
Calvert VS Social Equity Portfolio	12.59	7.90	0
Calvert VS Social Mid Cap Growth Portfolio	11.79	7.24	0
Fidelity VIP Asset ManagerSM Portfolio	12.65	8.79	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.65	7.93	0
Fidelity VIP Balanced Portfolio	12.70	8.18	0
Fidelity VIP Contrafund Portfolio	17.94	10.05	0
Fidelity VIP Equity-Income Portfolio	13.69	7.66	25.58
Fidelity VIP Growth & Income Portfolio	13.08	7.43	0
Fidelity VIP Growth Opportunities Portfolio	13.70	6.01	0
Fidelity VIP Growth Portfolio	12.16	6.26	0
Fidelity VIP High Income Portfolio	14.58	10.67	284.54
Fidelity VIP Index 500 Portfolio	12.46	7.65	901.91
Fidelity VIP Investment Grade Bond Portfolio	11.51	10.87	0
Fidelity VIP MidCap Portfolio	20.96	12.38	0
Fidelity VIP Money Market Portfolio	10.31	10.39	1893.34
Fidelity VIP Overseas Portfolio	19.54	10.71	0
Fidelity VIP Value Strategies Portfolio	13.02	6.20	0
Goldman Sachs VIT Growth and Income Fund	12.21	7.81	0
Goldman Sachs VIT Mid Cap Value Fund	12.83	7.90	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.46	6.10	393.82
Janus Aspen Growth and Income Portfolio	16.09	9.25	0
JPMorgan Bond Portfolio (Series Trust II)	11.01	9.05	1375.45
JPMorgan Small Company (Series Trust II) Portfolio	13.10	8.71	0
Lord Abbett Series Fund Growth & Income Portfolio	13.38	8.32	0
Lord Abbett Series Fund International Portfolio	22.12	10.48	134.27
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.40	9.13	442.80
MFS VIT Growth Series	12.81	7.82	0
MFS VIT Investors Trust Series	12.72	8.30	0
MFS VIT New Discovery Series	10.57	6.25	0
MFS VIT Research Series	13.18	8.21	0
Neuberger Berman Small-Cap Portfolio	10.29	6.09	0
Neuberger Berman Mid-Cap Growth Portfolio	15.07	8.32	0
Neuberger Berman Regency Portfolio	12.16	6.44	0
PIMCO VIT High Yield Portfolio	12.72	9.51	57.25
PIMCO VIT Low Duration Portfolio	10.40	10.13	0
PIMCO VIT Real Return Portfolio	11.80	10.72	0
PIMCO VIT Total Return Portfolio	11.14	11.41	2073.53
Premier VIT NACM Small Cap Portfolio	11.88	6.78	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.69	15.14	0
Rydex VT Inverse Government Long Bond Strategy Fund	8.14	5.55	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.81	6.96	0
Rydex VT Inverse S&P 500 Strategy Fund	6.49	8.84	0
Rydex VT Nova Fund	12.34	5.49	0
Rydex VT NASDAQ-100® Fund	13.52	7.67	0
Rydex VT Sector Rotation Fund	16.34	9.47	0
Rydex VT U.S. Government Money Market Fund	9.74	9.63	0
Van Eck Worldwide Bond Fund	13.76	13.94	0
Van Eck Worldwide Emerging Markets Fund	36.69	12.63	0
Van Eck Worldwide Hard Assets Fund	41.03	21.61	13.41
Van Eck Worldwide Real Estate Fund	26.79	11.75	0

Table 23 – 2.30% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Income 5 Rider and Three-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Income Select Rider and Zero-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider and Five-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	10.20	4.04	11383.78
AIM V.I. Global Health Care Fund	12.12	8.46	487.81
AIM V.I. Technology Fund	10.67	5.79	0
AIM V.I. Utilities Fund	19.35	12.79	0
Alger American LargeCap Growth Portfolio	12.34	6.49	292.21
Alger American Capital Appreciation Portfolio	16.03	8.59	0
Alger American Mid-Cap Growth Portfolio	17.04	6.94	60.45
Alger American Small Capitalization Growth Portfolio	18.10	9.44	0
American Century VP Balanced Fund	12.65	9.85	37.41
American Century VP Capital Appreciation Fund	18.98	9.98	0
American Century VP Income & Growth Fund	12.53	7.99	0
American Century VP Inflation Protection Fund	10.57	10.16	20.14
American Century VP International Fund	17.61	9.48	273.98
American Century VP Large Company Value Fund	11.65	7.12	0
American Century VP Mid Cap Value Fund	11.97	8.83	0
American Century VP Ultra Fund	11.09	6.32	0
American Century VP Value Fund	13.45	9.62	328.18
Calvert VS Social Equity Portfolio	12.55	7.88	0
Calvert VS Social Mid Cap Growth Portfolio	11.76	7.22	0
Fidelity VIP Asset ManagerSM Portfolio	12.61	8.76	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.62	7.90	0
Fidelity VIP Balanced Portfolio	12.66	8.15	0
Fidelity VIP Contrafund Portfolio	17.89	10.02	281.60
Fidelity VIP Equity-Income Portfolio	13.65	7.63	18.75
Fidelity VIP Growth & Income Portfolio	13.04	7.40	0
Fidelity VIP Growth Opportunities Portfolio	13.66	5.99	0
Fidelity VIP Growth Portfolio	12.13	6.24	0
Fidelity VIP High Income Portfolio	14.54	10.63	51.81
Fidelity VIP Index 500 Portfolio	12.42	7.63	367.65
Fidelity VIP Investment Grade Bond Portfolio	11.48	10.83	0
Fidelity VIP MidCap Portfolio	20.90	12.33	0
Fidelity VIP Money Market Portfolio	10.28	10.35	0
Fidelity VIP Overseas Portfolio	19.48	10.67	124.76
Fidelity VIP Value Strategies Portfolio	12.99	6.18	0
Goldman Sachs VIT Growth and Income Fund	12.19	7.80	0
Goldman Sachs VIT Mid Cap Value Fund	12.81	7.88	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.44	6.09	122.13
Janus Aspen Growth and Income Portfolio	16.05	9.23	0
JPMorgan Bond Portfolio (Series Trust II)	10.98	9.02	0
JPMorgan Small Company (Series Trust II) Portfolio	13.06	8.68	0
Lord Abbett Series Fund Growth & Income Portfolio	13.34	8.29	0
Lord Abbett Series Fund International Portfolio	22.06	10.45	40.07
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.35	9.10	120.95
MFS VIT Growth Series	12.77	7.79	0
MFS VIT Investors Trust Series	12.68	8.27	0
MFS VIT New Discovery Series	10.54	6.23	0
MFS VIT Research Series	13.14	8.18	0
Neuberger Berman Small-Cap Portfolio	10.27	6.08	0
Neuberger Berman Mid-Cap Growth Portfolio	15.05	8.31	0
Neuberger Berman Regency Portfolio	12.15	6.43	0
PIMCO VIT High Yield Portfolio	12.69	9.48	4.68
PIMCO VIT Low Duration Portfolio	10.38	10.10	0
PIMCO VIT Real Return Portfolio	11.77	10.69	0
PIMCO VIT Total Return Portfolio	11.11	11.38	415.34
Premier VIT NACM Small Cap Portfolio	11.86	6.77	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.67	15.11	0
Rydex VT Inverse Government Long Bond Strategy Fund	8.12	5.54	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.80	6.94	0
Rydex VT Inverse S&P 500 Strategy Fund	6.48	8.81	0
Rydex VT Nova Fund	12.31	5.48	0
Rydex VT NASDAQ-100® Fund	13.48	7.65	0
Rydex VT Sector Rotation Fund	16.31	9.44	0
Rydex VT U.S. Government Money Market Fund	9.71	9.60	0
Van Eck Worldwide Bond Fund	13.73	13.90	0
Van Eck Worldwide Emerging Markets Fund	36.59	12.59	0
Van Eck Worldwide Hard Assets Fund	40.91	21.53	4.43
Van Eck Worldwide Real Estate Fund	26.72	11.72	0

Table 24 – 2.35% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	9.25	3.66	0
AIM V.I. Global Health Care Fund	11.47	7.99	0
AIM V.I. Technology Fund	11.91	6.46	0
AIM V.I. Utilities Fund	14.50	9.58	0
Alger American LargeCap Growth Portfolio	12.54	6.59	112.85
Alger American Capital Appreciation Portfolio	16.28	8.73	0
Alger American Mid-Cap Growth Portfolio	14.14	5.75	0
Alger American Small Capitalization Growth Portfolio	14.30	7.46	0
American Century VP Balanced Fund	11.10	8.64	0
American Century VP Capital Appreciation Fund	17.83	9.37	0
American Century VP Income & Growth Fund	11.23	7.16	0
American Century VP Inflation Protection Fund	10.62	10.20	0
American Century VP International Fund	15.03	8.09	173.90
American Century VP Large Company Value Fund	11.51	7.04	0
American Century VP Mid Cap Value Fund	11.39	8.40	0
American Century VP Ultra Fund	11.40	6.50	0
American Century VP Value Fund	10.89	7.79	160.29
Calvert VS Social Equity Portfolio	11.62	7.28	0
Calvert VS Social Mid Cap Growth Portfolio	11.08	6.80	0
Fidelity VIP Asset ManagerSM Portfolio	11.98	8.32	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.34	7.72	0
Fidelity VIP Balanced Portfolio	12.05	7.75	0
Fidelity VIP Contrafund Portfolio	13.38	7.49	0
Fidelity VIP Equity-Income Portfolio	11.89	6.64	0
Fidelity VIP Growth & Income Portfolio	12.75	7.24	0
Fidelity VIP Growth Opportunities Portfolio	13.15	5.76	0
Fidelity VIP Growth Portfolio	13.29	6.84	0
Fidelity VIP High Income Portfolio	10.86	7.94	58.22
Fidelity VIP Index 500 Portfolio	11.80	7.24	137.09
Fidelity VIP Investment Grade Bond Portfolio	10.28	9.69	0
Fidelity VIP MidCap Portfolio	13.30	7.84	0
Fidelity VIP Money Market Portfolio	10.58	10.64	213.93
Fidelity VIP Overseas Portfolio	14.54	7.96	0
Fidelity VIP Value Strategies Portfolio	12.06	5.74	0
Goldman Sachs VIT Growth and Income Fund	11.97	7.66	0
Goldman Sachs VIT Mid Cap Value Fund	11.70	7.19	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.01	5.80	68.28
Janus Aspen Growth and Income Portfolio	11.85	6.81	0
JPMorgan Bond Portfolio (Series Trust II)	10.03	8.24	192.15
JPMorgan Small Company (Series Trust II) Portfolio	10.37	6.89	0
Lord Abbett Series Fund Growth & Income Portfolio	11.90	7.39	0
Lord Abbett Series Fund International Portfolio	14.46	6.84	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.96	6.49	98.75
MFS VIT Growth Series	13.11	8.00	0
MFS VIT Investors Trust Series	12.20	7.95	0
MFS VIT New Discovery Series	11.25	6.65	0
MFS VIT Research Series	12.04	7.50	0
Neuberger Berman Small-Cap Portfolio	10.24	6.05	0
Neuberger Berman Mid-Cap Growth Portfolio	14.14	7.80	0
Neuberger Berman Regency Portfolio	11.32	5.99	0
PIMCO VIT High Yield Portfolio	10.76	8.04	0
PIMCO VIT Low Duration Portfolio	10.62	10.33	0
PIMCO VIT Real Return Portfolio	10.64	9.66	0
PIMCO VIT Total Return Portfolio	10.69	10.95	236.19
Premier VIT NACM Small Cap Portfolio	12.20	6.95	0
Rydex VT Government Long Bond 1.2x Strategy Fund	9.95	14.07	0
Rydex VT Inverse Government Long Bond Strategy Fund	9.91	6.75	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	8.05	11.65	0
Rydex VT Inverse S&P 500 Strategy Fund	8.74	11.88	0
Rydex VT Nova Fund	11.72	5.21	0
Rydex VT NASDAQ-100® Fund	12.23	6.94	0
Rydex VT Sector Rotation Fund	13.98	8.09	0
Rydex VT U.S. Government Money Market Fund	10.30	10.18	0.00
Van Eck Worldwide Bond Fund	10.92	11.05	0.00
Van Eck Worldwide Emerging Markets Fund	20.87	7.18	0.00
Van Eck Worldwide Hard Assets Fund	20.21	10.63	0.00
Van Eck Worldwide Real Estate Fund	14.10	6.18	0.00

Table 25 – 2.40% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider and Estate Planning Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider and Surrender Charge Rider – Three Years

Base Contract with Guaranteed Income Select Rider, Estate Planning Rider and Five-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider, Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	10.14	4.01	0
AIM V.I. Global Health Care Fund	12.05	8.40	716.06
AIM V.I. Technology Fund	10.61	5.75	1922.70
AIM V.I. Utilities Fund	19.24	12.71	888.73
Alger American LargeCap Growth Portfolio	12.26	6.45	6536.02
Alger American Capital Appreciation Portfolio	15.94	8.54	622.86
Alger American Mid-Cap Growth Portfolio	16.94	6.89	1724.61
Alger American Small Capitalization Growth Portfolio	17.99	9.38	653.88
American Century VP Balanced Fund	12.57	9.78	0
American Century VP Capital Appreciation Fund	18.86	9.91	279.60
American Century VP Income & Growth Fund	12.46	7.94	0
American Century VP Inflation Protection Fund	10.53	10.12	12041.11
American Century VP International Fund	17.51	9.42	1116.61
American Century VP Large Company Value Fund	11.61	7.09	0
American Century VP Mid Cap Value Fund	11.93	8.79	0
American Century VP Ultra Fund	11.06	6.30	68.90
American Century VP Value Fund	13.37	9.56	6003.20
Calvert VS Social Equity Portfolio	12.48	7.82	216.53
Calvert VS Social Mid Cap Growth Portfolio	11.69	7.17	359.29
Fidelity VIP Asset ManagerSM Portfolio	12.54	8.70	717.07
Fidelity VIP Asset Manager: Growth® Portfolio	12.54	7.84	0
Fidelity VIP Balanced Portfolio	12.59	8.09	10668.83
Fidelity VIP Contrafund Portfolio	17.78	9.95	2011.97
Fidelity VIP Equity-Income Portfolio	13.57	7.58	6521.08
Fidelity VIP Growth & Income Portfolio	12.96	7.35	469.55
Fidelity VIP Growth Opportunities Portfolio	13.58	5.95	0
Fidelity VIP Growth Portfolio	12.05	6.20	861.96
Fidelity VIP High Income Portfolio	14.45	10.56	1123.66
Fidelity VIP Index 500 Portfolio	12.35	7.57	10316.97
Fidelity VIP Investment Grade Bond Portfolio	11.41	10.75	1274.74
Fidelity VIP MidCap Portfolio	20.78	12.25	2289.49
Fidelity VIP Money Market Portfolio	10.22	10.28	3074.58
Fidelity VIP Overseas Portfolio	19.37	10.60	4198.04
Fidelity VIP Value Strategies Portfolio	12.95	6.16	3080.24
Goldman Sachs VIT Growth and Income Fund	12.15	7.77	0
Goldman Sachs VIT Mid Cap Value Fund	12.77	7.85	1429.57
Goldman Sachs VIT Structured Small Cap Equity Fund	9.41	6.06	2513.64
Janus Aspen Growth and Income Portfolio	15.98	9.17	1307.09
JPMorgan Bond Portfolio (Series Trust II)	10.92	8.96	2410.40
JPMorgan Small Company (Series Trust II) Portfolio	12.99	8.62	890.60
Lord Abbett Series Fund Growth & Income Portfolio	13.26	8.23	269.82
Lord Abbett Series Fund International Portfolio	21.93	10.37	6789.17
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.26	9.04	1798.03
MFS VIT Growth Series	12.69	7.74	0
MFS VIT Investors Trust Series	12.61	8.22	0
MFS VIT New Discovery Series	10.48	6.19	401.32
MFS VIT Research Series	13.06	8.13	0
Neuberger Berman Small-Cap Portfolio	10.24	6.05	0
Neuberger Berman Mid-Cap Growth Portfolio	15.00	8.27	598.64
Neuberger Berman Regency Portfolio	12.11	6.40	537.93
PIMCO VIT High Yield Portfolio	12.63	9.43	4147.62
PIMCO VIT Low Duration Portfolio	10.33	10.04	794.91
PIMCO VIT Real Return Portfolio	11.71	10.63	10.34
PIMCO VIT Total Return Portfolio	11.06	11.31	10540.32
Premier VIT NACM Small Cap Portfolio	11.83	6.74	235.02
Rydex VT Government Long Bond 1.2x Strategy Fund	10.64	15.05	2218.50
Rydex VT Inverse Government Long Bond Strategy Fund	8.09	5.51	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.77	6.89	1159.92
Rydex VT Inverse S&P 500 Strategy Fund	6.44	8.75	870.52
Rydex VT Nova Fund	12.24	5.44	5959.27
Rydex VT NASDAQ-100® Fund	13.40	7.60	5226.85
Rydex VT Sector Rotation Fund	16.25	9.40	0
Rydex VT U.S. Government Money Market Fund	9.65	9.53	0
Van Eck Worldwide Bond Fund	13.66	13.81	0
Van Eck Worldwide Emerging Markets Fund	36.38	12.51	358.98
Van Eck Worldwide Hard Assets Fund	40.66	21.39	1367.86
Van Eck Worldwide Real Estate Fund	26.58	11.65	89.07

Table 26 – 2.45% Asset Charge

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate Asset

Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider,

Three-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and

GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB

Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and

GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Income 5 Rider, Minimum Premium Rider and Guaranteed Minimum Death

Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	9.25	3.66	0
AIM V.I. Global Health Care Fund	12.68	8.83	0
AIM V.I. Technology Fund	11.57	6.26	0
AIM V.I. Utilities Fund	16.54	10.92	0
Alger American LargeCap Growth Portfolio	13.58	7.13	7778.45
Alger American Capital Appreciation Portfolio	17.45	9.34	0
Alger American Mid-Cap Growth Portfolio	15.19	6.17	2878.38
Alger American Small Capitalization Growth Portfolio	15.88	8.27	0
American Century VP Balanced Fund	11.39	8.86	0
American Century VP Capital Appreciation Fund	20.13	10.57	0
American Century VP Income & Growth Fund	11.63	7.41	0
American Century VP Inflation Protection Fund	10.52	10.10	4654.28
American Century VP International Fund	15.99	8.60	8248.20
American Century VP Large Company Value Fund	11.59	7.08	0
American Century VP Mid Cap Value Fund	11.91	8.78	0
American Century VP Ultra Fund	11.04	6.28	0
American Century VP Value Fund	11.26	8.04	10737.00
Calvert VS Social Equity Portfolio	12.01	7.52	0
Calvert VS Social Mid Cap Growth Portfolio	11.32	6.93	0
Fidelity VIP Asset ManagerSM Portfolio	12.09	8.38	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.43	7.77	0
Fidelity VIP Balanced Portfolio	12.01	7.72	0
Fidelity VIP Contrafund Portfolio	14.46	8.09	0
Fidelity VIP Equity-Income Portfolio	12.19	6.80	2977.74
Fidelity VIP Growth & Income Portfolio	12.78	7.25	0
Fidelity VIP Growth Opportunities Portfolio	13.31	5.82	0
Fidelity VIP Growth Portfolio	13.49	6.94	0
Fidelity VIP High Income Portfolio	10.92	7.98	2328.09
Fidelity VIP Index 500 Portfolio	12.07	7.40	14774.40
Fidelity VIP Investment Grade Bond Portfolio	10.29	9.70	882.26
Fidelity VIP MidCap Portfolio	14.53	8.56	0
Fidelity VIP Money Market Portfolio	10.56	10.61	6619.66
Fidelity VIP Overseas Portfolio	15.75	8.61	1666.30
Fidelity VIP Value Strategies Portfolio	12.27	5.83	0
Goldman Sachs VIT Growth and Income Fund	12.14	7.75	0
Goldman Sachs VIT Mid Cap Value Fund	12.75	7.83	1230.51
Goldman Sachs VIT Structured Small Cap Equity Fund	9.40	6.05	3859.93
Janus Aspen Growth and Income Portfolio	12.73	7.31	0
JPMorgan Bond Portfolio (Series Trust II)	10.12	8.30	6629.24
JPMorgan Small Company (Series Trust II) Portfolio	10.79	7.16	0
Lord Abbett Series Fund Growth & Income Portfolio	11.94	7.41	0
Lord Abbett Series Fund International Portfolio	16.54	7.82	6129.14
Lord Abbett Series Fund Mid-Cap Value Portfolio	11.77	6.96	3966.11
MFS VIT Growth Series	13.69	8.34	0
MFS VIT Investors Trust Series	12.70	8.27	0
MFS VIT New Discovery Series	11.66	6.88	0
MFS VIT Research Series	12.88	8.01	0
Neuberger Berman Small-Cap Portfolio	10.23	6.04	0
Neuberger Berman Mid-Cap Growth Portfolio	14.98	8.26	0
Neuberger Berman Regency Portfolio	12.09	6.39	0
PIMCO VIT High Yield Portfolio	11.00	8.21	1633.65
PIMCO VIT Low Duration Portfolio	10.47	10.18	0
PIMCO VIT Real Return Portfolio	10.67	9.68	0
PIMCO VIT Total Return Portfolio	10.78	11.02	20638.38
Premier VIT NACM Small Cap Portfolio	11.81	6.73	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.62	15.02	0
Rydex VT Inverse Government Long Bond Strategy Fund	8.95	6.09	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	8.00	11.56	0
Rydex VT Inverse S&P 500 Strategy Fund	8.37	11.37	0
Rydex VT Nova Fund	12.08	5.36	0
Rydex VT NASDAQ-100® Fund	12.01	6.80	0
Rydex VT Sector Rotation Fund	14.84	8.58	0
Rydex VT U.S. Government Money Market Fund	10.21	10.07	0
Van Eck Worldwide Bond Fund	10.63	10.74	0
Van Eck Worldwide Emerging Markets Fund	24.79	8.52	0
Van Eck Worldwide Hard Assets Fund	24.82	13.05	904.96
Van Eck Worldwide Real Estate Fund	15.65	6.85	0

Table 27 – 2.50% Asset Charge

Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select, Estate Planning Rider and Three-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Higher Education Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	10.08	3.99	0
AIM V.I. Global Health Care Fund	11.98	8.34	0
AIM V.I. Technology Fund	10.55	5.71	0
AIM V.I. Utilities Fund	19.13	12.62	0
Alger American LargeCap Growth Portfolio	12.19	6.40	352.17
Alger American Capital Appreciation Portfolio	15.84	8.48	0
Alger American Mid-Cap Growth Portfolio	16.84	6.84	158.65
Alger American Small Capitalization Growth Portfolio	17.88	9.31	0
American Century VP Balanced Fund	12.50	9.71	0
American Century VP Capital Appreciation Fund	18.75	9.84	0
American Century VP Income & Growth Fund	12.39	7.88	0
American Century VP Inflation Protection Fund	10.50	10.08	420.30
American Century VP International Fund	17.41	9.35	0
American Century VP Large Company Value Fund	11.58	7.06	0
American Century VP Mid Cap Value Fund	11.90	8.76	0
American Century VP Ultra Fund	11.02	6.27	0
American Century VP Value Fund	13.29	9.49	170.14
Calvert VS Social Equity Portfolio	12.41	7.77	0
Calvert VS Social Mid Cap Growth Portfolio	11.63	7.12	0
Fidelity VIP Asset ManagerSM Portfolio	12.46	8.64	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.47	7.79	0
Fidelity VIP Balanced Portfolio	12.52	8.04	0
Fidelity VIP Contrafund Portfolio	17.67	9.88	0
Fidelity VIP Equity-Income Portfolio	13.49	7.52	352.07
Fidelity VIP Growth & Income Portfolio	12.88	7.30	0
Fidelity VIP Growth Opportunities Portfolio	13.50	5.90	0
Fidelity VIP Growth Portfolio	11.98	6.16	0
Fidelity VIP High Income Portfolio	14.37	10.49	0
Fidelity VIP Index 500 Portfolio	12.27	7.52	651.44
Fidelity VIP Investment Grade Bond Portfolio	11.34	10.68	220.89
Fidelity VIP MidCap Portfolio	20.66	12.16	0
Fidelity VIP Money Market Portfolio	10.16	10.21	319.49
Fidelity VIP Overseas Portfolio	19.26	10.52	259.99
Fidelity VIP Value Strategies Portfolio	12.90	6.13	0
Goldman Sachs VIT Growth and Income Fund	12.12	7.74	0
Goldman Sachs VIT Mid Cap Value Fund	12.74	7.82	337.08
Goldman Sachs VIT Structured Small Cap Equity Fund	9.39	6.04	61.73
Janus Aspen Growth and Income Portfolio	15.90	9.12	0
JPMorgan Bond Portfolio (Series Trust II)	10.86	8.90	360.48
JPMorgan Small Company (Series Trust II) Portfolio	12.91	8.57	0
Lord Abbett Series Fund Growth & Income Portfolio	13.18	8.17	0
Lord Abbett Series Fund International Portfolio	21.80	10.30	373.35
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.17	8.97	0
MFS VIT Growth Series	12.62	7.69	0
MFS VIT Investors Trust Series	12.53	8.16	0
MFS VIT New Discovery Series	10.42	6.14	0
MFS VIT Research Series	12.98	8.07	0
Neuberger Berman Small-Cap Portfolio	10.21	6.03	0
Neuberger Berman Mid-Cap Growth Portfolio	14.96	8.24	0
Neuberger Berman Regency Portfolio	12.07	6.38	0
PIMCO VIT High Yield Portfolio	12.57	9.38	195.62
PIMCO VIT Low Duration Portfolio	10.28	9.98	0
PIMCO VIT Real Return Portfolio	11.66	10.57	0
PIMCO VIT Total Return Portfolio	11.01	11.25	1056.03
Premier VIT NACM Small Cap Portfolio	11.79	6.71	122.05
Rydex VT Government Long Bond 1.2x Strategy Fund	10.61	14.99	0
Rydex VT Inverse Government Long Bond Strategy Fund	8.06	5.49	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.74	6.85	0
Rydex VT Inverse S&P 500 Strategy Fund	6.40	8.69	0
Rydex VT Nova Fund	12.17	5.40	0
Rydex VT NASDAQ-100® Fund	13.32	7.55	0
Rydex VT Sector Rotation Fund	16.19	9.36	0
Rydex VT U.S. Government Money Market Fund	9.60	9.47	0
Van Eck Worldwide Bond Fund	13.59	13.73	0
Van Eck Worldwide Emerging Markets Fund	36.17	12.42	0
Van Eck Worldwide Hard Assets Fund	40.42	21.24	72.32
Van Eck Worldwide Real Estate Fund	26.44	11.57	0

Table 28 – 2.55% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Income Select and Minimum Premium Rider and Zero-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select and Guaranteed Minimum Death Benefit Rider and Five-Year Surrender Charge Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Base Contract with Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	11.42	4.51	0
AIM V.I. Global Health Care Fund	14.32	9.96	0
AIM V.I. Technology Fund	15.68	8.48	0
AIM V.I. Utilities Fund	23.20	15.30	0
Alger American LargeCap Growth Portfolio	16.85	8.85	35.38
Alger American Capital Appreciation Portfolio	21.60	11.55	0
Alger American Mid-Cap Growth Portfolio	22.20	9.01	8.57
Alger American Small Capitalization Growth Portfolio	23.61	12.29	0
American Century VP Balanced Fund	13.90	10.79	0
American Century VP Capital Appreciation Fund	23.15	12.15	0
American Century VP Income & Growth Fund	15.35	9.76	0
American Century VP Inflation Protection Fund	10.49	10.06	29.23
American Century VP International Fund	20.66	11.09	0
American Century VP Large Company Value Fund	11.56	7.05	0
American Century VP Mid Cap Value Fund	11.88	8.74	0
American Century VP Ultra Fund	11.01	6.26	0
American Century VP Value Fund	15.34	10.94	17.93
Calvert VS Social Equity Portfolio	14.55	9.10	0
Calvert VS Social Mid Cap Growth Portfolio	14.68	8.99	0
Fidelity VIP Asset ManagerSM Portfolio	13.93	9.65	0
Fidelity VIP Asset Manager: Growth® Portfolio	14.85	9.27	0
Fidelity VIP Balanced Portfolio	13.84	8.89	0
Fidelity VIP Contrafund Portfolio	19.34	10.81	58.56
Fidelity VIP Equity-Income Portfolio	16.29	9.08	31.23
Fidelity VIP Growth & Income Portfolio	15.23	8.62	0
Fidelity VIP Growth Opportunities Portfolio	16.60	7.26	0
Fidelity VIP Growth Portfolio	16.51	8.48	0
Fidelity VIP High Income Portfolio	14.97	10.93	0
Fidelity VIP Index 500 Portfolio	15.40	9.43	55.26
Fidelity VIP Investment Grade Bond Portfolio	10.91	10.26	0
Fidelity VIP MidCap Portfolio	23.33	13.73	0
Fidelity VIP Money Market Portfolio	10.21	10.25	0
Fidelity VIP Overseas Portfolio	23.08	12.61	12.73
Fidelity VIP Value Strategies Portfolio	12.88	6.11	0
Goldman Sachs VIT Growth and Income Fund	12.10	7.72	0
Goldman Sachs VIT Mid Cap Value Fund	12.72	7.80	26.59
Goldman Sachs VIT Structured Small Cap Equity Fund	9.37	6.03	24.64
Janus Aspen Growth and Income Portfolio	15.86	9.10	0
JPMorgan Bond Portfolio (Series Trust II)	10.52	8.62	0
JPMorgan Small Company (Series Trust II) Portfolio	16.94	11.23	0
Lord Abbett Series Fund Growth & Income Portfolio	16.13	9.99	0
Lord Abbett Series Fund International Portfolio	25.64	12.11	38.30
Lord Abbett Series Fund Mid-Cap Value Portfolio	17.06	10.08	0
MFS VIT Growth Series	17.54	10.68	0
MFS VIT Investors Trust Series	15.32	9.96	0
MFS VIT New Discovery Series	14.49	8.54	0
MFS VIT Research Series	16.54	10.28	0
Neuberger Berman Small-Cap Portfolio	10.20	6.02	0
Neuberger Berman Mid-Cap Growth Portfolio	14.94	8.22	0
Neuberger Berman Regency Portfolio	12.06	6.37	0
PIMCO VIT High Yield Portfolio	12.54	9.35	12.83
PIMCO VIT Low Duration Portfolio	10.26	9.96	0
PIMCO VIT Real Return Portfolio	11.63	10.54	0
PIMCO VIT Total Return Portfolio	10.98	11.22	64.96
Premier VIT NACM Small Cap Portfolio	11.78	6.70	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.59	14.96	0
Rydex VT Inverse Government Long Bond Strategy Fund	8.05	5.47	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.34	6.26	0
Rydex VT Inverse S&P 500 Strategy Fund	5.66	7.68	0
Rydex VT Nova Fund	16.79	7.45	0
Rydex VT NASDAQ-100® Fund	16.89	9.56	0
Rydex VT Sector Rotation Fund	16.16	9.33	0
Rydex VT U.S. Government Money Market Fund	9.67	9.53	0
Van Eck Worldwide Bond Fund	13.55	13.69	0
Van Eck Worldwide Emerging Markets Fund	44.18	15.17	0
Van Eck Worldwide Hard Assets Fund	46.34	24.33	4.56
Van Eck Worldwide Real Estate Fund	26.38	11.54	0

Table 29 – 2.60% Asset Charge
Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund
	9.19	3.63	0
AIM V.I. Global Health Care Fund	11.40	7.93	0
AIM V.I. Technology Fund	11.84	6.40	0
AIM V.I. Utilities Fund	14.42	9.50	0
Alger American LargeCap Growth Portfolio	12.47	6.54	0
Alger American Capital Appreciation Portfolio	16.19	8.65	0
Alger American Mid-Cap Growth Portfolio	14.06	5.70	0
Alger American Small Capitalization Growth Portfolio	14.22	7.40	0
American Century VP Balanced Fund	11.04	8.57	0
American Century VP Capital Appreciation Fund	17.72	9.29	0
American Century VP Income & Growth Fund	11.16	7.10	0
American Century VP Inflation Protection Fund	10.55	10.12	0
American Century VP International Fund	14.94	8.02	0
American Century VP Large Company Value Fund	11.45	6.98	0
American Century VP Mid Cap Value Fund	11.33	8.33	0
American Century VP Ultra Fund	11.33	6.44	0
American Century VP Value Fund	10.83	7.72	0
Calvert VS Social Equity Portfolio	11.55	7.22	0
Calvert VS Social Mid Cap Growth Portfolio	11.01	6.74	0
Fidelity VIP Asset ManagerSM Portfolio	11.91	8.25	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.27	7.66	0
Fidelity VIP Balanced Portfolio	11.97	7.68	0
Fidelity VIP Contrafund Portfolio	13.30	7.43	0
Fidelity VIP Equity-Income Portfolio	11.82	6.58	0
Fidelity VIP Growth & Income Portfolio	12.68	7.17	0
Fidelity VIP Growth Opportunities Portfolio	13.08	5.72	0
Fidelity VIP Growth Portfolio	13.21	6.78	0
Fidelity VIP High Income Portfolio	10.80	7.88	0
Fidelity VIP Index 500 Portfolio	11.73	7.18	0
Fidelity VIP Investment Grade Bond Portfolio	10.22	9.61	0
Fidelity VIP MidCap Portfolio	13.22	7.78	0
Fidelity VIP Money Market Portfolio	10.51	10.55	0
Fidelity VIP Overseas Portfolio	14.46	7.89	0
Fidelity VIP Value Strategies Portfolio	11.99	5.69	0
Goldman Sachs VIT Growth and Income Fund	11.90	7.59	0
Goldman Sachs VIT Mid Cap Value Fund	11.63	7.13	0
Goldman Sachs VIT Structured Small Cap Equity Fund	8.96	5.76	0
Janus Aspen Growth and Income Portfolio	11.78	6.75	0
JPMorgan Bond Portfolio (Series Trust II)	9.97	8.17	0
JPMorgan Small Company (Series Trust II) Portfolio	10.31	6.83	0
Lord Abbett Series Fund Growth & Income Portfolio	11.83	7.33	0
Lord Abbett Series Fund International Portfolio	14.37	6.79	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.90	6.44	0
MFS VIT Growth Series	13.03	7.93	0
MFS VIT Investors Trust Series	12.13	7.89	0
MFS VIT New Discovery Series	11.19	6.59	0
MFS VIT Research Series	11.97	7.43	0
Neuberger Berman Small-Cap Portfolio	10.18	6.00	0
Neuberger Berman Mid-Cap Growth Portfolio	14.06	7.74	0
Neuberger Berman Regency Portfolio	11.25	5.94	0
PIMCO VIT High Yield Portfolio	10.69	7.97	0
PIMCO VIT Low Duration Portfolio	10.55	10.24	0
PIMCO VIT Real Return Portfolio	10.58	9.58	0
PIMCO VIT Total Return Portfolio	10.63	10.85	0
Premier VIT NACM Small Cap Portfolio	12.13	6.90	0
Rydex VT Government Long Bond 1.2x Strategy Fund	9.89	13.95	0
Rydex VT Inverse Government Long Bond Strategy Fund	9.85	6.70	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	8.01	11.55	0
Rydex VT Inverse S&P 500 Strategy Fund	8.69	11.79	0
Rydex VT Nova Fund	11.65	5.17	0
Rydex VT NASDAQ-100® Fund	12.16	6.88	0
Rydex VT Sector Rotation Fund	13.90	8.03	0
Rydex VT U.S. Government Money Market Fund	10.24	10.09	0
Van Eck Worldwide Bond Fund	10.85	10.95	0
Van Eck Worldwide Emerging Markets Fund	20.74	7.12	0
Van Eck Worldwide Hard Assets Fund	20.09	10.54	0
Van Eck Worldwide Real Estate Fund	14.01	6.13	0

Table 30 – 2.65% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select and Bonus Credit Rider and Minimum Premium Rider

Base Contract with Guaranteed Income Select and Bonus Credit Rider and Five-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider and Minimum Premium Rider and Estate Planning Rider and Five-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider and Estate Planning Rider

Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider and Estate Planning Rider and Zero-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.99	3.94	0
AIM V.I. Global Health Care Fund	11.88	8.25	0
AIM V.I. Technology Fund	10.46	5.65	0
AIM V.I. Utilities Fund	18.97	12.50	0
Alger American LargeCap Growth Portfolio	12.08	6.34	0
Alger American Capital Appreciation Portfolio	15.70	8.39	0
Alger American Mid-Cap Growth Portfolio	16.70	6.77	0
Alger American Small Capitalization Growth Portfolio	17.73	9.22	25.01
American Century VP Balanced Fund	12.39	9.61	72.94
American Century VP Capital Appreciation Fund	18.59	9.74	25.90
American Century VP Income & Growth Fund	12.28	7.80	0
American Century VP Inflation Protection Fund	10.45	10.02	0
American Century VP International Fund	17.25	9.26	37.09
American Century VP Large Company Value Fund	11.52	7.02	0
American Century VP Mid Cap Value Fund	11.84	8.70	0
American Century VP Ultra Fund	10.97	6.23	0
American Century VP Value Fund	13.18	9.39	0
Calvert VS Social Equity Portfolio	12.31	7.70	0
Calvert VS Social Mid Cap Growth Portfolio	11.53	7.05	0
Fidelity VIP Asset ManagerSM Portfolio	12.35	8.55	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.36	7.71	0
Fidelity VIP Balanced Portfolio	12.40	7.95	0
Fidelity VIP Contrafund Portfolio	17.52	9.78	266.20
Fidelity VIP Equity-Income Portfolio	13.37	7.45	83.20
Fidelity VIP Growth & Income Portfolio	12.77	7.22	0
Fidelity VIP Growth Opportunities Portfolio	13.38	5.84	0
Fidelity VIP Growth Portfolio	11.88	6.09	97.08
Fidelity VIP High Income Portfolio	14.24	10.38	0
Fidelity VIP Index 500 Portfolio	12.16	7.44	54.18
Fidelity VIP Investment Grade Bond Portfolio	11.24	10.57	290.91
Fidelity VIP MidCap Portfolio	20.47	12.04	23.11
Fidelity VIP Money Market Portfolio	10.07	10.10	205.25
Fidelity VIP Overseas Portfolio	19.09	10.41	0
Fidelity VIP Value Strategies Portfolio	12.83	6.08	0
Goldman Sachs VIT Growth and Income Fund	12.06	7.69	0
Goldman Sachs VIT Mid Cap Value Fund	12.68	7.77	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.34	6.00	0
Janus Aspen Growth and Income Portfolio	15.79	9.04	0
JPMorgan Bond Portfolio (Series Trust II)	10.77	8.81	0
JPMorgan Small Company (Series Trust II) Portfolio	12.80	8.48	31.03
Lord Abbett Series Fund Growth & Income Portfolio	13.07	8.09	0
Lord Abbett Series Fund International Portfolio	21.61	10.20	28.63
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.04	8.88	34.06
MFS VIT Growth Series	12.51	7.61	0
MFS VIT Investors Trust Series	12.42	8.07	0
MFS VIT New Discovery Series	10.33	6.08	0
MFS VIT Research Series	12.87	7.99	0
Neuberger Berman Small-Cap Portfolio	10.17	5.99	0
Neuberger Berman Mid-Cap Growth Portfolio	14.89	8.19	0
Neuberger Berman Regency Portfolio	12.02	6.34	0
PIMCO VIT High Yield Portfolio	12.48	9.30	0
PIMCO VIT Low Duration Portfolio	10.21	9.90	0
PIMCO VIT Real Return Portfolio	11.58	10.48	0
PIMCO VIT Total Return Portfolio	10.93	11.16	0
Premier VIT NACM Small Cap Portfolio	11.74	6.67	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.56	14.90	0
Rydex VT Inverse Government Long Bond Strategy Fund	8.02	5.45	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.70	6.78	0
Rydex VT Inverse S&P 500 Strategy Fund	6.35	8.61	0
Rydex VT Nova Fund	12.07	5.35	0
Rydex VT NASDAQ-100® Fund	13.21	7.47	0
Rydex VT Sector Rotation Fund	16.10	9.29	0
Rydex VT U.S. Government Money Market Fund	9.52	9.38	0
Van Eck Worldwide Bond Fund	13.48	13.60	0
Van Eck Worldwide Emerging Markets Fund	35.87	12.30	0
Van Eck Worldwide Hard Assets Fund	40.07	21.02	60.90
Van Eck Worldwide Real Estate Fund	26.24	11.47	0

Table 31 – 2.70% Asset Charge

Base Contract with Guarantee Income 5 Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and Five-Year Surrender Charge Rider

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.17	3.62	0
AIM V.I. Global Health Care Fund	11.37	7.90	0
AIM V.I. Technology Fund	11.82	6.38	0
AIM V.I. Utilities Fund	14.38	9.47	0
Alger American LargeCap Growth Portfolio	12.44	6.52	502.53
Alger American Capital Appreciation Portfolio	16.15	8.62	0
Alger American Mid-Cap Growth Portfolio	14.03	5.68	147.89
Alger American Small Capitalization Growth Portfolio	14.19	7.37	0
American Century VP Balanced Fund	11.01	8.54	0
American Century VP Capital Appreciation Fund	17.68	9.26	0
American Century VP Income & Growth Fund	11.14	7.07	0
American Century VP Inflation Protection Fund	10.53	10.08	51.54
American Century VP International Fund	14.91	7.99	556.76
American Century VP Large Company Value Fund	11.42	6.96	0
American Century VP Mid Cap Value Fund	11.30	8.30	0
American Century VP Ultra Fund	11.30	6.42	0
American Century VP Value Fund	10.80	7.70	714.46
Calvert VS Social Equity Portfolio	11.52	7.20	0
Calvert VS Social Mid Cap Growth Portfolio	10.99	6.72	0
Fidelity VIP Asset ManagerSM Portfolio	11.88	8.22	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.24	7.63	0
Fidelity VIP Balanced Portfolio	11.95	7.66	0
Fidelity VIP Contrafund Portfolio	13.27	7.40	0
Fidelity VIP Equity-Income Portfolio	11.79	6.56	83.24
Fidelity VIP Growth & Income Portfolio	12.65	7.15	0
Fidelity VIP Growth Opportunities Portfolio	13.05	5.70	0
Fidelity VIP Growth Portfolio	13.18	6.76	0
Fidelity VIP High Income Portfolio	10.77	7.85	120.68
Fidelity VIP Index 500 Portfolio	11.70	7.16	705.00
Fidelity VIP Investment Grade Bond Portfolio	10.19	9.58	26.50
Fidelity VIP MidCap Portfolio	13.19	7.75	0
Fidelity VIP Money Market Portfolio	10.49	10.52	15.64
Fidelity VIP Overseas Portfolio	14.42	7.87	306.94
Fidelity VIP Value Strategies Portfolio	11.96	5.67	0
Goldman Sachs VIT Growth and Income Fund	11.87	7.57	0
Goldman Sachs VIT Mid Cap Value Fund	11.61	7.11	67.27
Goldman Sachs VIT Structured Small Cap Equity Fund	8.93	5.74	211.14
Janus Aspen Growth and Income Portfolio	11.75	6.73	0
JPMorgan Bond Portfolio (Series Trust II)	9.95	8.14	61.17
JPMorgan Small Company (Series Trust II) Portfolio	10.29	6.81	0
Lord Abbett Series Fund Growth & Income Portfolio	11.80	7.30	0
Lord Abbett Series Fund International Portfolio	14.34	6.76	113.33
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.87	6.42	254.31
MFS VIT Growth Series	13.00	7.90	0
MFS VIT Investors Trust Series	12.10	7.86	0
MFS VIT New Discovery Series	11.16	6.57	0
MFS VIT Research Series	11.94	7.41	0
Neuberger Berman Small-Cap Portfolio	10.16	5.98	0
Neuberger Berman Mid-Cap Growth Portfolio	14.02	7.71	0
Neuberger Berman Regency Portfolio	11.23	5.92	0
PIMCO VIT High Yield Portfolio	10.67	7.94	30.94
PIMCO VIT Low Duration Portfolio	10.53	10.21	0
PIMCO VIT Real Return Portfolio	10.55	9.55	0
PIMCO VIT Total Return Portfolio	10.61	10.82	851.84
Premier VIT NACM Small Cap Portfolio	12.10	6.87	33.65
Rydex VT Government Long Bond 1.2x Strategy Fund	9.86	13.91	0
Rydex VT Inverse Government Long Bond Strategy Fund	9.83	6.68	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.99	11.51	0
Rydex VT Inverse S&P 500 Strategy Fund	8.67	11.75	0
Rydex VT Nova Fund	11.63	5.15	0
Rydex VT NASDAQ-100® Fund	12.13	6.86	0
Rydex VT Sector Rotation Fund	13.87	8.00	0
Rydex VT U.S. Government Money Market Fund	10.22	10.06	0
Van Eck Worldwide Bond Fund	10.83	10.92	0
Van Eck Worldwide Emerging Markets Fund	20.69	7.09	0
Van Eck Worldwide Hard Assets Fund	20.04	10.51	29.12
Van Eck Worldwide Real Estate Fund	13.98	6.11	0

Table 32 – 2.75% Asset Charge

Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Estate Planning Rider

Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Three-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Estate Planning Rider and Three-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider

Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.93	3.92	27.88
AIM V.I. Global Health Care Fund	11.81	8.20	0
AIM V.I. Technology Fund	10.40	5.62	0
AIM V.I. Utilities Fund	18.87	12.41	0
Alger American LargeCap Growth Portfolio	12.01	6.29	19.35
Alger American Capital Appreciation Portfolio	15.61	8.33	0
Alger American Mid-Cap Growth Portfolio	16.60	6.72	23.70
Alger American Small Capitalization Growth Portfolio	17.62	9.15	0
American Century VP Balanced Fund	12.32	9.55	0
American Century VP Capital Appreciation Fund	18.48	9.67	0
American Century VP Income & Growth Fund	12.20	7.75	0
American Century VP Inflation Protection Fund	10.42	9.98	0
American Century VP International Fund	17.15	9.19	52.86
American Century VP Large Company Value Fund	11.49	6.99	0
American Century VP Mid Cap Value Fund	11.81	8.67	0
American Century VP Ultra Fund	10.94	6.21	0
American Century VP Value Fund	13.10	9.33	31.81
Calvert VS Social Equity Portfolio	12.24	7.64	0
Calvert VS Social Mid Cap Growth Portfolio	11.46	7.00	0
Fidelity VIP Asset ManagerSM Portfolio	12.28	8.49	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.29	7.66	0
Fidelity VIP Balanced Portfolio	12.33	7.90	0
Fidelity VIP Contrafund Portfolio	17.42	9.71	0
Fidelity VIP Equity-Income Portfolio	13.29	7.39	0
Fidelity VIP Growth & Income Portfolio	12.70	7.17	0
Fidelity VIP Growth Opportunities Portfolio	13.30	5.80	0
Fidelity VIP Growth Portfolio	11.81	6.05	0
Fidelity VIP High Income Portfolio	14.16	10.31	9.07
Fidelity VIP Index 500 Portfolio	12.09	7.39	34.61
Fidelity VIP Investment Grade Bond Portfolio	11.18	10.50	0
Fidelity VIP MidCap Portfolio	20.35	11.96	0
Fidelity VIP Money Market Portfolio	10.01	10.03	30.60
Fidelity VIP Overseas Portfolio	18.97	10.34	0
Fidelity VIP Value Strategies Portfolio	12.78	6.06	0
Goldman Sachs VIT Growth and Income Fund	12.03	7.66	0
Goldman Sachs VIT Mid Cap Value Fund	12.64	7.74	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.32	5.98	0
Janus Aspen Growth and Income Portfolio	15.71	8.99	0
JPMorgan Bond Portfolio (Series Trust II)	10.71	8.75	0
JPMorgan Small Company (Series Trust II) Portfolio	12.73	8.42	0
Lord Abbett Series Fund Growth & Income Portfolio	12.99	8.03	0
Lord Abbett Series Fund International Portfolio	21.48	10.13	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.95	8.82	13.30
MFS VIT Growth Series	12.43	7.55	0
MFS VIT Investors Trust Series	12.35	8.02	0
MFS VIT New Discovery Series	10.27	6.04	0
MFS VIT Research Series	12.79	7.93	0
Neuberger Berman Small-Cap Portfolio	10.14	5.97	0
Neuberger Berman Mid-Cap Growth Portfolio	14.85	8.16	0
Neuberger Berman Regency Portfolio	11.98	6.32	0
PIMCO VIT High Yield Portfolio	12.42	9.24	0
PIMCO VIT Low Duration Portfolio	10.16	9.84	0
PIMCO VIT Real Return Portfolio	11.52	10.42	0
PIMCO VIT Total Return Portfolio	10.88	11.09	28.83
Premier VIT NACM Small Cap Portfolio	11.70	6.65	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.53	14.84	0
Rydex VT Inverse Government Long Bond Strategy Fund	7.99	5.42	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.68	6.73	0
Rydex VT Inverse S&P 500 Strategy Fund	6.31	8.55	0
Rydex VT Nova Fund	12.00	5.31	0
Rydex VT NASDAQ-100® Fund	13.14	7.42	0
Rydex VT Sector Rotation Fund	16.04	9.25	0
Rydex VT U.S. Government Money Market Fund	9.47	9.31	0
Van Eck Worldwide Bond Fund	13.41	13.52	0
Van Eck Worldwide Emerging Markets Fund	35.67	12.22	0
Van Eck Worldwide Hard Assets Fund	39.83	20.87	0
Van Eck Worldwide Real Estate Fund	26.10	11.40	0

Table 33 – 2.80% Asset Charge

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and Five-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Guaranteed Minimum Death Benefit Rider and Zero-Year Surrender Charge Rider

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guarnteed Income 5 Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.15	3.61	0
AIM V.I. Global Health Care Fund	12.54	8.70	0
AIM V.I. Technology Fund	11.44	6.17	0
AIM V.I. Utilities Fund	16.36	10.76	0
Alger American LargeCap Growth Portfolio	13.43	7.03	4155.44
Alger American Capital Appreciation Portfolio	17.26	9.21	0
Alger American Mid-Cap Growth Portfolio	15.03	6.08	1267.32
Alger American Small Capitalization Growth Portfolio	15.71	8.16	0
American Century VP Balanced Fund	11.27	8.73	0
American Century VP Capital Appreciation Fund	19.91	10.42	0
American Century VP Income & Growth Fund	11.51	7.30	0
American Century VP Inflation Protection Fund	10.41	9.96	0
American Century VP International Fund	15.82	8.47	5736.38
American Century VP Large Company Value Fund	11.47	6.98	0
American Century VP Mid Cap Value Fund	11.79	8.65	0
American Century VP Ultra Fund	10.92	6.20	0
American Century VP Value Fund	11.14	7.93	6099.60
Calvert VS Social Equity Portfolio	11.88	7.42	0
Calvert VS Social Mid Cap Growth Portfolio	11.19	6.84	0
Fidelity VIP Asset ManagerSM Portfolio	11.95	8.26	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.29	7.66	0
Fidelity VIP Balanced Portfolio	11.88	7.61	0
Fidelity VIP Contrafund Portfolio	14.31	7.97	0
Fidelity VIP Equity-Income Portfolio	12.06	6.71	0
Fidelity VIP Growth & Income Portfolio	12.64	7.14	0
Fidelity VIP Growth Opportunities Portfolio	13.16	5.74	0
Fidelity VIP Growth Portfolio	13.35	6.84	0
Fidelity VIP High Income Portfolio	10.81	7.87	1043.86
Fidelity VIP Index 500 Portfolio	11.94	7.30	5950.19
Fidelity VIP Investment Grade Bond Portfolio	10.18	9.56	0
Fidelity VIP MidCap Portfolio	14.37	8.44	0
Fidelity VIP Money Market Portfolio	10.44	10.46	0
Fidelity VIP Overseas Portfolio	15.58	8.49	2356.47
Fidelity VIP Value Strategies Portfolio	12.14	5.75	0
Goldman Sachs VIT Growth and Income Fund	12.01	7.65	0
Goldman Sachs VIT Mid Cap Value Fund	12.62	7.72	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.30	5.97	1924.50
Janus Aspen Growth and Income Portfolio	12.59	7.20	0
JPMorgan Bond Portfolio (Series Trust II)	10.01	8.18	0
JPMorgan Small Company (Series Trust II) Portfolio	10.67	7.06	0
Lord Abbett Series Fund Growth & Income Portfolio	11.81	7.30	0
Lord Abbett Series Fund International Portfolio	16.37	7.71	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	11.64	6.86	2567.43
MFS VIT Growth Series	13.55	8.22	0
MFS VIT Investors Trust Series	12.56	8.15	0
MFS VIT New Discovery Series	11.54	6.78	0
MFS VIT Research Series	12.74	7.90	0
Neuberger Berman Small-Cap Portfolio	10.12	5.96	0
Neuberger Berman Mid-Cap Growth Portfolio	14.83	8.14	0
Neuberger Berman Regency Portfolio	11.97	6.30	0
PIMCO VIT High Yield Portfolio	10.88	8.09	0
PIMCO VIT Low Duration Portfolio	10.36	10.03	0
PIMCO VIT Real Return Portfolio	10.56	9.54	0
PIMCO VIT Total Return Portfolio	10.67	10.87	5401.08
Premier VIT NACM Small Cap Portfolio	11.69	6.63	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.51	14.81	0
Rydex VT Inverse Government Long Bond Strategy Fund	8.85	6.01	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.91	11.39	0
Rydex VT Inverse S&P 500 Strategy Fund	8.28	11.21	0
Rydex VT Nova Fund	11.95	5.29	0
Rydex VT NASDAQ-100® Fund	11.88	6.71	0
Rydex VT Sector Rotation Fund	14.68	8.46	0
Rydex VT U.S. Government Money Market Fund	10.10	9.93	0
Van Eck Worldwide Bond Fund	10.51	10.59	0
Van Eck Worldwide Emerging Markets Fund	24.53	8.40	0
Van Eck Worldwide Hard Assets Fund	24.55	12.86	0
Van Eck Worldwide Real Estate Fund	15.49	6.76	0

Table 34 – 2.85% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.87	3.89	0
AIM V.I. Global Health Care Fund	11.74	8.14	0
AIM V.I. Technology Fund	10.34	5.58	0
AIM V.I. Utilities Fund	18.76	12.33	0
Alger American LargeCap Growth Portfolio	11.94	6.25	0
Alger American Capital Appreciation Portfolio	15.52	8.27	0
Alger American Mid-Cap Growth Portfolio	16.50	6.68	0
Alger American Small Capitalization Growth Portfolio	17.52	9.09	0
American Century VP Balanced Fund	12.24	9.48	0
American Century VP Capital Appreciation Fund	18.37	9.61	0
American Century VP Income & Growth Fund	12.13	7.70	0
American Century VP Inflation Protection Fund	10.39	9.94	0
American Century VP International Fund	17.05	9.13	0
American Century VP Large Company Value Fund	11.45	6.97	0
American Century VP Mid Cap Value Fund	11.77	8.64	0
American Century VP Ultra Fund	10.91	6.18	0
American Century VP Value Fund	13.02	9.26	0
Calvert VS Social Equity Portfolio	12.17	7.59	0
Calvert VS Social Mid Cap Growth Portfolio	11.40	6.96	0
Fidelity VIP Asset ManagerSM Portfolio	12.21	8.43	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.21	7.60	0
Fidelity VIP Balanced Portfolio	12.26	7.84	0
Fidelity VIP Contrafund Portfolio	17.31	9.64	0
Fidelity VIP Equity-Income Portfolio	13.21	7.34	0
Fidelity VIP Growth & Income Portfolio	12.62	7.13	0
Fidelity VIP Growth Opportunities Portfolio	13.22	5.76	0
Fidelity VIP Growth Portfolio	11.74	6.01	0
Fidelity VIP High Income Portfolio	14.07	10.24	0
Fidelity VIP Index 500 Portfolio	12.02	7.34	0
Fidelity VIP Investment Grade Bond Portfolio	11.11	10.42	0
Fidelity VIP MidCap Portfolio	20.23	11.87	0
Fidelity VIP Money Market Portfolio	9.95	9.96	0
Fidelity VIP Overseas Portfolio	18.86	10.27	0
Fidelity VIP Value Strategies Portfolio	12.73	6.03	0
Goldman Sachs VIT Growth and Income Fund	11.99	7.63	0
Goldman Sachs VIT Mid Cap Value Fund	12.60	7.71	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.29	5.95	0
Janus Aspen Growth and Income Portfolio	15.64	8.94	0
JPMorgan Bond Portfolio (Series Trust II)	10.65	8.70	0
JPMorgan Small Company (Series Trust II) Portfolio	12.66	8.37	0
Lord Abbett Series Fund Growth & Income Portfolio	12.91	7.98	0
Lord Abbett Series Fund International Portfolio	21.35	10.06	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.86	8.76	0
MFS VIT Growth Series	12.36	7.50	0
MFS VIT Investors Trust Series	12.28	7.96	0
MFS VIT New Discovery Series	10.20	6.00	0
MFS VIT Research Series	12.72	7.88	0
Neuberger Berman Small-Cap Portfolio	10.11	5.94	0
Neuberger Berman Mid-Cap Growth Portfolio	14.80	8.13	0
Neuberger Berman Regency Portfolio	11.95	6.29	0
PIMCO VIT High Yield Portfolio	12.36	9.19	0
PIMCO VIT Low Duration Portfolio	10.11	9.79	0
PIMCO VIT Real Return Portfolio	11.47	10.36	0
PIMCO VIT Total Return Portfolio	10.83	11.03	0
Premier VIT NACM Small Cap Portfolio	11.67	6.62	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.50	14.78	0
Rydex VT Inverse Government Long Bond Strategy Fund	7.96	5.40	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.65	6.69	0
Rydex VT Inverse S&P 500 Strategy Fund	6.28	8.49	0
Rydex VT Nova Fund	11.93	5.28	0
Rydex VT NASDAQ-100® Fund	13.06	7.37	0
Rydex VT Sector Rotation Fund	15.98	9.20	0
Rydex VT U.S. Government Money Market Fund	9.41	9.25	0
Van Eck Worldwide Bond Fund	13.34	13.44	0
Van Eck Worldwide Emerging Markets Fund	35.46	12.14	0
Van Eck Worldwide Hard Assets Fund	39.60	20.73	0
Van Eck Worldwide Real Estate Fund	25.97	11.33	0

Table 35 – 2.90% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Zero-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider, Minimum Premium Rider, and Five-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and Estate Planning Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Estate Planning Rider and Three-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider, Guaranteed Minimum Death Benefit Rider, Estate Planning Rider and Five-Year Surrender Charge Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.13	3.59	0
AIM V.I. Global Health Care Fund	11.32	7.85	0
AIM V.I. Technology Fund	11.76	6.34	0
AIM V.I. Utilities Fund	14.31	9.41	0
Alger American LargeCap Growth Portfolio	12.38	6.47	0
Alger American Capital Appreciation Portfolio	16.08	8.57	0
Alger American Mid-Cap Growth Portfolio	13.96	5.65	0
Alger American Small Capitalization Growth Portfolio	14.12	7.32	0
American Century VP Balanced Fund	10.96	8.48	0
American Century VP Capital Appreciation Fund	17.60	9.20	0
American Century VP Income & Growth Fund	11.08	7.03	0
American Century VP Inflation Protection Fund	10.48	10.02	0
American Century VP International Fund	14.84	7.94	0
American Century VP Large Company Value Fund	11.37	6.91	0
American Century VP Mid Cap Value Fund	11.25	8.25	0
American Century VP Ultra Fund	11.25	6.38	0
American Century VP Value Fund	10.75	7.64	0
Calvert VS Social Equity Portfolio	11.47	7.15	0
Calvert VS Social Mid Cap Growth Portfolio	10.94	6.67	0
Fidelity VIP Asset ManagerSM Portfolio	11.83	8.17	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.18	7.58	0
Fidelity VIP Balanced Portfolio	11.89	7.60	0
Fidelity VIP Contrafund Portfolio	13.21	7.35	0
Fidelity VIP Equity-Income Portfolio	11.73	6.52	0
Fidelity VIP Growth & Income Portfolio	12.59	7.10	0
Fidelity VIP Growth Opportunities Portfolio	12.98	5.66	0
Fidelity VIP Growth Portfolio	13.12	6.71	0
Fidelity VIP High Income Portfolio	10.72	7.80	0
Fidelity VIP Index 500 Portfolio	11.65	7.11	0
Fidelity VIP Investment Grade Bond Portfolio	10.15	9.51	0
Fidelity VIP MidCap Portfolio	13.13	7.70	0
Fidelity VIP Money Market Portfolio	10.44	10.45	0
Fidelity VIP Overseas Portfolio	14.36	7.81	0
Fidelity VIP Value Strategies Portfolio	11.91	5.63	0
Goldman Sachs VIT Growth and Income Fund	11.82	7.52	0
Goldman Sachs VIT Mid Cap Value Fund	11.55	7.06	0
Goldman Sachs VIT Structured Small Cap Equity Fund	8.89	5.70	0
Janus Aspen Growth and Income Portfolio	11.70	6.68	0
JPMorgan Bond Portfolio (Series Trust II)	9.90	8.09	0
JPMorgan Small Company (Series Trust II) Portfolio	10.24	6.76	0
Lord Abbett Series Fund Growth & Income Portfolio	11.75	7.25	0
Lord Abbett Series Fund International Portfolio	14.27	6.72	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.82	6.37	0
MFS VIT Growth Series	12.94	7.85	0
MFS VIT Investors Trust Series	12.04	7.81	0
MFS VIT New Discovery Series	11.11	6.52	0
MFS VIT Research Series	11.88	7.36	0
Neuberger Berman Small-Cap Portfolio	10.11	5.94	0
Neuberger Berman Mid-Cap Growth Portfolio	13.96	7.66	0
Neuberger Berman Regency Portfolio	11.17	5.88	0
PIMCO VIT High Yield Portfolio	10.62	7.89	0
PIMCO VIT Low Duration Portfolio	10.48	10.14	0
PIMCO VIT Real Return Portfolio	10.50	9.48	0
PIMCO VIT Total Return Portfolio	10.56	10.74	0
Premier VIT NACM Small Cap Portfolio	12.04	6.83	0
Rydex VT Government Long Bond 1.2x Strategy Fund	9.82	13.81	0
Rydex VT Inverse Government Long Bond Strategy Fund	9.78	6.63	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.95	11.43	0
Rydex VT Inverse S&P 500 Strategy Fund	8.63	11.67	0
Rydex VT Nova Fund	11.57	5.12	0
Rydex VT NASDAQ-100® Fund	12.07	6.81	0
Rydex VT Sector Rotation Fund	13.80	7.94	0
Rydex VT U.S. Government Money Market Fund	10.17	9.99	0
Van Eck Worldwide Bond Fund	10.78	10.84	0
Van Eck Worldwide Emerging Markets Fund	20.60	7.05	0
Van Eck Worldwide Hard Assets Fund	19.95	10.44	0
Van Eck Worldwide Real Estate Fund	13.92	6.07	0

Table 36 – 2.95% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guarntee Income 5 Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.12	3.59	0
AIM V.I. Global Health Care Fund	11.31	7.83	0
AIM V.I. Technology Fund	11.75	6.33	0
AIM V.I. Utilities Fund	14.30	9.39	0
Alger American LargeCap Growth Portfolio	12.36	6.46	0
Alger American Capital Appreciation Portfolio	16.06	8.55	0
Alger American Mid-Cap Growth Portfolio	13.94	5.64	0
Alger American Small Capitalization Growth Portfolio	14.10	7.31	0
American Century VP Balanced Fund	10.95	8.47	0
American Century VP Capital Appreciation Fund	17.58	9.18	0
American Century VP Income & Growth Fund	11.07	7.01	0
American Century VP Inflation Protection Fund	10.47	10.00	0
American Century VP International Fund	14.82	7.93	0
American Century VP Large Company Value Fund	11.35	6.90	0
American Century VP Mid Cap Value Fund	11.23	8.23	0
American Century VP Ultra Fund	11.24	6.37	0
American Century VP Value Fund	10.74	7.63	0
Calvert VS Social Equity Portfolio	11.45	7.14	0
Calvert VS Social Mid Cap Growth Portfolio	10.92	6.66	0
Fidelity VIP Asset ManagerSM Portfolio	11.81	8.15	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.17	7.57	0
Fidelity VIP Balanced Portfolio	11.88	7.59	0
Fidelity VIP Contrafund Portfolio	13.19	7.34	0
Fidelity VIP Equity-Income Portfolio	11.72	6.51	0
Fidelity VIP Growth & Income Portfolio	12.57	7.09	0
Fidelity VIP Growth Opportunities Portfolio	12.97	5.65	0
Fidelity VIP Growth Portfolio	13.10	6.70	0
Fidelity VIP High Income Portfolio	10.71	7.78	0
Fidelity VIP Index 500 Portfolio	11.64	7.10	0
Fidelity VIP Investment Grade Bond Portfolio	10.13	9.50	0
Fidelity VIP MidCap Portfolio	13.11	7.69	0
Fidelity VIP Money Market Portfolio	10.43	10.43	0
Fidelity VIP Overseas Portfolio	14.34	7.80	0
Fidelity VIP Value Strategies Portfolio	11.89	5.62	0
Goldman Sachs VIT Growth and Income Fund	11.80	7.50	0
Goldman Sachs VIT Mid Cap Value Fund	11.54	7.05	0
Goldman Sachs VIT Structured Small Cap Equity Fund	8.88	5.69	0
Janus Aspen Growth and Income Portfolio	11.68	6.67	0
JPMorgan Bond Portfolio (Series Trust II)	9.89	8.07	0
JPMorgan Small Company (Series Trust II) Portfolio	10.23	6.75	0
Lord Abbett Series Fund Growth & Income Portfolio	11.73	7.24	0
Lord Abbett Series Fund International Portfolio	14.25	6.71	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.81	6.36	0
MFS VIT Growth Series	12.93	7.84	0
MFS VIT Investors Trust Series	12.03	7.80	0
MFS VIT New Discovery Series	11.09	6.51	0
MFS VIT Research Series	11.87	7.35	0
Neuberger Berman Small-Cap Portfolio	10.10	5.93	0
Neuberger Berman Mid-Cap Growth Portfolio	13.94	7.65	0
Neuberger Berman Regency Portfolio	11.16	5.87	0
PIMCO VIT High Yield Portfolio	10.61	7.88	0
PIMCO VIT Low Duration Portfolio	10.47	10.12	0
PIMCO VIT Real Return Portfolio	10.49	9.47	0
PIMCO VIT Total Return Portfolio	10.54	10.73	0
Premier VIT NACM Small Cap Portfolio	12.03	6.82	0
Rydex VT Government Long Bond 1.2x Strategy Fund	9.81	13.79	0
Rydex VT Inverse Government Long Bond Strategy Fund	9.77	6.62	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.94	11.41	0
Rydex VT Inverse S&P 500 Strategy Fund	8.62	11.65	0
Rydex VT Nova Fund	11.56	5.11	0
Rydex VT NASDAQ-100® Fund	12.06	6.80	0
Rydex VT Sector Rotation Fund	13.79	7.93	0
Rydex VT U.S. Government Money Market Fund	10.16	9.97	0
Van Eck Worldwide Bond Fund	10.76	10.83	0
Van Eck Worldwide Emerging Markets Fund	20.57	7.03	0
Van Eck Worldwide Hard Assets Fund	19.93	10.42	0
Van Eck Worldwide Real Estate Fund	13.90	6.06	0

Table 37 – 3.00% Asset Charge

Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider

Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider and Minimum Premium Rider and Three-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider and Estate Planning Rider and Five-Year Surrender Charge Rider

Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider and Estate Planning Rider and Three-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.78	3.85	0
AIM V.I. Global Health Care Fund	11.63	8.06	0
AIM V.I. Technology Fund	10.26	5.52	0
AIM V.I. Utilities Fund	18.60	12.21	0
Alger American LargeCap Growth Portfolio	11.84	6.18	0
Alger American Capital Appreciation Portfolio	15.38	8.19	0
Alger American Mid-Cap Growth Portfolio	16.35	6.61	0
Alger American Small Capitalization Growth Portfolio	17.36	9.00	0
American Century VP Balanced Fund	12.14	9.38	0
American Century VP Capital Appreciation Fund	18.21	9.51	0
American Century VP Income & Growth Fund	12.03	7.62	0
American Century VP Inflation Protection Fund	10.35	9.88	0
American Century VP International Fund	16.90	9.03	0
American Century VP Large Company Value Fund	11.40	6.92	0
American Century VP Mid Cap Value Fund	11.72	8.58	0
American Century VP Ultra Fund	10.86	6.15	0
American Century VP Value Fund	12.91	9.17	0
Calvert VS Social Equity Portfolio	12.07	7.52	0
Calvert VS Social Mid Cap Growth Portfolio	11.30	6.89	0
Fidelity VIP Asset ManagerSM Portfolio	12.10	8.35	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.11	7.52	0
Fidelity VIP Balanced Portfolio	12.15	7.76	0
Fidelity VIP Contrafund Portfolio	17.16	9.54	0
Fidelity VIP Equity-Income Portfolio	13.10	7.27	0
Fidelity VIP Growth & Income Portfolio	12.51	7.05	0
Fidelity VIP Growth Opportunities Portfolio	13.10	5.70	0
Fidelity VIP Growth Portfolio	11.63	5.95	0
Fidelity VIP High Income Portfolio	13.95	10.13	0
Fidelity VIP Index 500 Portfolio	11.92	7.27	0
Fidelity VIP Investment Grade Bond Portfolio	11.01	10.32	0
Fidelity VIP MidCap Portfolio	20.05	11.75	0
Fidelity VIP Money Market Portfolio	9.87	9.86	0
Fidelity VIP Overseas Portfolio	18.69	10.17	0
Fidelity VIP Value Strategies Portfolio	12.66	5.99	0
Goldman Sachs VIT Growth and Income Fund	11.94	7.58	0
Goldman Sachs VIT Mid Cap Value Fund	12.55	7.66	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.25	5.92	0
Janus Aspen Growth and Income Portfolio	15.52	8.86	0
JPMorgan Bond Portfolio (Series Trust II)	10.56	8.61	0
JPMorgan Small Company (Series Trust II) Portfolio	12.55	8.28	0
Lord Abbett Series Fund Growth & Income Portfolio	12.80	7.90	0
Lord Abbett Series Fund International Portfolio	21.16	9.95	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.73	8.67	0
MFS VIT Growth Series	12.25	7.42	0
MFS VIT Investors Trust Series	12.17	7.88	0
MFS VIT New Discovery Series	10.11	5.94	0
MFS VIT Research Series	12.61	7.80	0
Neuberger Berman Small-Cap Portfolio	10.06	5.91	0
Neuberger Berman Mid-Cap Growth Portfolio	14.74	8.08	0
Neuberger Berman Regency Portfolio	11.89	6.25	0
PIMCO VIT High Yield Portfolio	12.28	9.11	0
PIMCO VIT Low Duration Portfolio	10.04	9.70	0
PIMCO VIT Real Return Portfolio	11.39	10.27	0
PIMCO VIT Total Return Portfolio	10.75	10.94	0
Premier VIT NACM Small Cap Portfolio	11.62	6.58	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.45	14.69	0
Rydex VT Inverse Government Long Bond Strategy Fund	7.92	5.36	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.61	6.62	0
Rydex VT Inverse S&P 500 Strategy Fund	6.22	8.41	0
Rydex VT Nova Fund	11.83	5.23	0
Rydex VT NASDAQ-100® Fund	12.95	7.30	0
Rydex VT Sector Rotation Fund	15.89	9.14	0
Rydex VT U.S. Government Money Market Fund	9.33	9.16	0
Van Eck Worldwide Bond Fund	13.24	13.31	0
Van Eck Worldwide Emerging Markets Fund	35.16	12.02	0
Van Eck Worldwide Hard Assets Fund	39.25	20.52	0
Van Eck Worldwide Real Estate Fund	25.77	11.22	0

Table 38 – 3.05% Asset Charge

Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and Zero-Year Surrender Charge Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.09	3.58	0
AIM V.I. Global Health Care Fund	11.28	7.81	0
AIM V.I. Technology Fund	11.72	6.31	0
AIM V.I. Utilities Fund	14.26	9.36	0
Alger American LargeCap Growth Portfolio	12.33	6.44	0
Alger American Capital Appreciation Portfolio	16.02	8.52	0
Alger American Mid-Cap Growth Portfolio	13.91	5.62	0
Alger American Small Capitalization Growth Portfolio	14.07	7.29	0
American Century VP Balanced Fund	10.92	8.44	0
American Century VP Capital Appreciation Fund	17.54	9.15	0
American Century VP Income & Growth Fund	11.04	6.99	0
American Century VP Inflation Protection Fund	10.44	9.97	0
American Century VP International Fund	14.79	7.90	0
American Century VP Large Company Value Fund	11.33	6.87	0
American Century VP Mid Cap Value Fund	11.21	8.21	0
American Century VP Ultra Fund	11.21	6.34	0
American Century VP Value Fund	10.71	7.61	0
Calvert VS Social Equity Portfolio	11.43	7.11	0
Calvert VS Social Mid Cap Growth Portfolio	10.90	6.64	0
Fidelity VIP Asset ManagerSM Portfolio	11.79	8.13	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.14	7.54	0
Fidelity VIP Balanced Portfolio	11.85	7.57	0
Fidelity VIP Contrafund Portfolio	13.16	7.32	0
Fidelity VIP Equity-Income Portfolio	11.69	6.48	0
Fidelity VIP Growth & Income Portfolio	12.54	7.07	0
Fidelity VIP Growth Opportunities Portfolio	12.94	5.63	0
Fidelity VIP Growth Portfolio	13.07	6.68	0
Fidelity VIP High Income Portfolio	10.68	7.76	0
Fidelity VIP Index 500 Portfolio	11.61	7.07	0
Fidelity VIP Investment Grade Bond Portfolio	10.11	9.47	0
Fidelity VIP MidCap Portfolio	13.08	7.66	0
Fidelity VIP Money Market Portfolio	10.40	10.39	0
Fidelity VIP Overseas Portfolio	14.31	7.77	0
Fidelity VIP Value Strategies Portfolio	11.87	5.61	0
Goldman Sachs VIT Growth and Income Fund	11.78	7.48	0
Goldman Sachs VIT Mid Cap Value Fund	11.51	7.03	0
Goldman Sachs VIT Structured Small Cap Equity Fund	8.86	5.67	0
Janus Aspen Growth and Income Portfolio	11.66	6.65	0
JPMorgan Bond Portfolio (Series Trust II)	9.87	8.04	0
JPMorgan Small Company (Series Trust II) Portfolio	10.20	6.73	0
Lord Abbett Series Fund Growth & Income Portfolio	11.71	7.22	0
Lord Abbett Series Fund International Portfolio	14.22	6.68	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.78	6.34	0
MFS VIT Growth Series	12.90	7.81	0
MFS VIT Investors Trust Series	12.00	7.77	0
MFS VIT New Discovery Series	11.07	6.49	0
MFS VIT Research Series	11.84	7.32	0
Neuberger Berman Small-Cap Portfolio	10.07	5.91	0
Neuberger Berman Mid-Cap Growth Portfolio	13.91	7.62	0
Neuberger Berman Regency Portfolio	11.13	5.85	0
PIMCO VIT High Yield Portfolio	10.58	7.85	0
PIMCO VIT Low Duration Portfolio	10.44	10.09	0
PIMCO VIT Real Return Portfolio	10.47	9.44	0
PIMCO VIT Total Return Portfolio	10.52	10.69	0
Premier VIT NACM Small Cap Portfolio	12.00	6.79	0
Rydex VT Government Long Bond 1.2x Strategy Fund	9.78	13.75	0
Rydex VT Inverse Government Long Bond Strategy Fund	9.75	6.60	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.92	11.37	0
Rydex VT Inverse S&P 500 Strategy Fund	8.60	11.61	0
Rydex VT Nova Fund	11.53	5.09	0
Rydex VT NASDAQ-100® Fund	12.03	6.78	0
Rydex VT Sector Rotation Fund	13.75	7.90	0
Rydex VT U.S. Government Money Market Fund	10.13	9.94	0
Van Eck Worldwide Bond Fund	10.74	10.79	0
Van Eck Worldwide Emerging Markets Fund	20.52	7.01	0
Van Eck Worldwide Hard Assets Fund	19.88	10.39	0
Van Eck Worldwide Real Estate Fund	13.87	6.04	0

Table 39 – 3.10% Asset Charge

Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Estate Planning Rider and Three-Year Surrender Charge Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.73	3.82	0
AIM V.I. Global Health Care Fund	11.56	8.00	0
AIM V.I. Technology Fund	10.20	5.49	0
AIM V.I. Utilities Fund	18.49	12.13	0
Alger American LargeCap Growth Portfolio	11.77	6.14	0
Alger American Capital Appreciation Portfolio	15.29	8.13	0
Alger American Mid-Cap Growth Portfolio	16.26	6.56	0
Alger American Small Capitalization Growth Portfolio	17.26	8.93	0
American Century VP Balanced Fund	12.06	9.32	0
American Century VP Capital Appreciation Fund	18.10	9.44	0
American Century VP Income & Growth Fund	11.95	7.56	0
American Century VP Inflation Protection Fund	10.31	9.84	0
American Century VP International Fund	16.80	8.97	0
American Century VP Large Company Value Fund	11.37	6.90	0
American Century VP Mid Cap Value Fund	11.68	8.55	0
American Century VP Ultra Fund	10.83	6.12	0
American Century VP Value Fund	12.83	9.10	0
Calvert VS Social Equity Portfolio	12.00	7.47	0
Calvert VS Social Mid Cap Growth Portfolio	11.24	6.84	0
Fidelity VIP Asset ManagerSM Portfolio	12.03	8.29	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.03	7.47	0
Fidelity VIP Balanced Portfolio	12.08	7.71	0
Fidelity VIP Contrafund Portfolio	17.06	9.48	0
Fidelity VIP Equity-Income Portfolio	13.02	7.22	0
Fidelity VIP Growth & Income Portfolio	12.43	7.00	0
Fidelity VIP Growth Opportunities Portfolio	13.03	5.66	0
Fidelity VIP Growth Portfolio	11.57	5.91	0
Fidelity VIP High Income Portfolio	13.87	10.06	0
Fidelity VIP Index 500 Portfolio	11.85	7.22	0
Fidelity VIP Investment Grade Bond Portfolio	10.95	10.25	0
Fidelity VIP MidCap Portfolio	19.93	11.67	0
Fidelity VIP Money Market Portfolio	9.81	9.79	0
Fidelity VIP Overseas Portfolio	18.58	10.10	0
Fidelity VIP Value Strategies Portfolio	12.62	5.96	0
Goldman Sachs VIT Growth and Income Fund	11.90	7.55	0
Goldman Sachs VIT Mid Cap Value Fund	12.51	7.63	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.22	5.90	0
Janus Aspen Growth and Income Portfolio	15.45	8.81	0
JPMorgan Bond Portfolio (Series Trust II)	10.50	8.55	0
JPMorgan Small Company (Series Trust II) Portfolio	12.48	8.23	0
Lord Abbett Series Fund Growth & Income Portfolio	12.72	7.84	0
Lord Abbett Series Fund International Portfolio	21.04	9.88	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.64	8.61	0
MFS VIT Growth Series	12.18	7.37	0
MFS VIT Investors Trust Series	12.10	7.83	0
MFS VIT New Discovery Series	10.05	5.89	0
MFS VIT Research Series	12.53	7.74	0
Neuberger Berman Small-Cap Portfolio	10.03	5.88	0
Neuberger Berman Mid-Cap Growth Portfolio	14.69	8.04	0
Neuberger Berman Regency Portfolio	11.86	6.23	0
PIMCO VIT High Yield Portfolio	12.22	9.06	0
PIMCO VIT Low Duration Portfolio	10.00	9.65	0
PIMCO VIT Real Return Portfolio	11.34	10.22	0
PIMCO VIT Total Return Portfolio	10.70	10.87	0
Premier VIT NACM Small Cap Portfolio	11.58	6.55	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.42	14.63	0
Rydex VT Inverse Government Long Bond Strategy Fund	7.89	5.34	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.58	6.58	0
Rydex VT Inverse S&P 500 Strategy Fund	6.19	8.35	0
Rydex VT Nova Fund	11.76	5.19	0
Rydex VT NASDAQ-100® Fund	12.88	7.25	0
Rydex VT Sector Rotation Fund	15.84	9.10	0
Rydex VT U.S. Government Money Market Fund	9.28	9.10	0
Van Eck Worldwide Bond Fund	13.17	13.23	0
Van Eck Worldwide Emerging Markets Fund	34.96	11.94	0
Van Eck Worldwide Hard Assets Fund	39.02	20.37	0
Van Eck Worldwide Real Estate Fund	25.64	11.15	0

Table 40 – 3.15% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Guarantee Income Select, Bonus Credit Rider, Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guarantee Income Select, Bonus Credit Rider, Minimum Premium Rider and Zero-Year Surrender Charge Rider

Base Contract with Guarantee Income Select, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Five-Year Surrender Charge Rider

Base Contract with Guarantee Income Select, Guaranteed Minimum Death Benefit Rider, Estate Planning Rider and Zero-Year Surrender Charge Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.07	3.56	0
AIM V.I. Global Health Care Fund	11.25	7.78	0
AIM V.I. Technology Fund	11.69	6.29	0
AIM V.I. Utilities Fund	14.23	9.33	0
Alger American LargeCap Growth Portfolio	12.30	6.42	0
Alger American Capital Appreciation Portfolio	15.98	8.49	0
Alger American Mid-Cap Growth Portfolio	13.88	5.60	0
Alger American Small Capitalization Growth Portfolio	14.04	7.26	0
American Century VP Balanced Fund	10.90	8.41	0
American Century VP Capital Appreciation Fund	17.50	9.12	0
American Century VP Income & Growth Fund	11.02	6.97	0
American Century VP Inflation Protection Fund	10.42	9.93	0
American Century VP International Fund	14.75	7.87	0
American Century VP Large Company Value Fund	11.30	6.85	0
American Century VP Mid Cap Value Fund	11.18	8.18	0
American Century VP Ultra Fund	11.19	6.32	0
American Century VP Value Fund	10.69	7.58	0
Calvert VS Social Equity Portfolio	11.40	7.09	0
Calvert VS Social Mid Cap Growth Portfolio	10.87	6.62	0
Fidelity VIP Asset ManagerSM Portfolio	11.76	8.10	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.11	7.52	0
Fidelity VIP Balanced Portfolio	11.82	7.54	0
Fidelity VIP Contrafund Portfolio	13.13	7.29	0
Fidelity VIP Equity-Income Portfolio	11.67	6.46	0
Fidelity VIP Growth & Income Portfolio	12.51	7.04	0
Fidelity VIP Growth Opportunities Portfolio	12.91	5.61	0
Fidelity VIP Growth Portfolio	13.04	6.66	0
Fidelity VIP High Income Portfolio	10.66	7.73	0
Fidelity VIP Index 500 Portfolio	11.58	7.05	0
Fidelity VIP Investment Grade Bond Portfolio	10.09	9.43	0
Fidelity VIP MidCap Portfolio	13.05	7.63	0
Fidelity VIP Money Market Portfolio	10.38	10.36	0
Fidelity VIP Overseas Portfolio	14.27	7.75	0
Fidelity VIP Value Strategies Portfolio	11.84	5.59	0
Goldman Sachs VIT Growth and Income Fund	11.75	7.45	0
Goldman Sachs VIT Mid Cap Value Fund	11.48	7.00	0
Goldman Sachs VIT Structured Small Cap Equity Fund	8.84	5.65	0
Janus Aspen Growth and Income Portfolio	11.63	6.63	0
JPMorgan Bond Portfolio (Series Trust II)	9.85	8.02	0
JPMorgan Small Company (Series Trust II) Portfolio	10.18	6.71	0
Lord Abbett Series Fund Growth & Income Portfolio	11.68	7.19	0
Lord Abbett Series Fund International Portfolio	14.19	6.66	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.76	6.32	0
MFS VIT Growth Series	12.86	7.78	0
MFS VIT Investors Trust Series	11.97	7.74	0
MFS VIT New Discovery Series	11.04	6.47	0
MFS VIT Research Series	11.81	7.30	0
Neuberger Berman Small-Cap Portfolio	10.05	5.89	0
Neuberger Berman Mid-Cap Growth Portfolio	13.88	7.59	0
Neuberger Berman Regency Portfolio	11.11	5.83	0
PIMCO VIT High Yield Portfolio	10.56	7.82	0
PIMCO VIT Low Duration Portfolio	10.42	10.05	0
PIMCO VIT Real Return Portfolio	10.44	9.40	0
PIMCO VIT Total Return Portfolio	10.49	10.66	0
Premier VIT NACM Small Cap Portfolio	11.97	6.77	0
Rydex VT Government Long Bond 1.2x Strategy Fund	9.76	13.70	0
Rydex VT Inverse Government Long Bond Strategy Fund	9.72	6.57	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.90	11.34	0
Rydex VT Inverse S&P 500 Strategy Fund	8.58	11.57	0
Rydex VT Nova Fund	11.50	5.07	0
Rydex VT NASDAQ-100® Fund	12.00	6.75	0
Rydex VT Sector Rotation Fund	13.72	7.88	0
Rydex VT U.S. Government Money Market Fund	10.11	9.91	0
Van Eck Worldwide Bond Fund	10.71	10.75	0
Van Eck Worldwide Emerging Markets Fund	20.48	6.99	0
Van Eck Worldwide Hard Assets Fund	19.83	10.35	0
Van Eck Worldwide Real Estate Fund	13.83	6.02	0

Table 41 – 3.25% Asset Charge

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model

Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Estate Planning Rider

Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider

Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Estate Planning Rider and Zero-Year Surrender Charge Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.64	3.78	0
AIM V.I. Global Health Care Fund	11.46	7.92	0
AIM V.I. Technology Fund	10.11	5.43	0
AIM V.I. Utilities Fund	18.34	12.01	0
Alger American LargeCap Growth Portfolio	11.66	6.08	3759.67
Alger American Capital Appreciation Portfolio	15.16	8.05	0
Alger American Mid-Cap Growth Portfolio	16.11	6.49	1367.81
Alger American Small Capitalization Growth Portfolio	17.11	8.84	0
American Century VP Balanced Fund	11.96	9.22	0
American Century VP Capital Appreciation Fund	17.94	9.34	0
American Century VP Income & Growth Fund	11.85	7.49	0
American Century VP Inflation Protection Fund	10.27	9.78	0
American Century VP International Fund	16.65	8.88	3078.31
American Century VP Large Company Value Fund	11.32	6.85	0
American Century VP Mid Cap Value Fund	11.63	8.50	0
American Century VP Ultra Fund	10.78	6.09	0
American Century VP Value Fund	12.72	9.01	3689.59
Calvert VS Social Equity Portfolio	11.90	7.39	0
Calvert VS Social Mid Cap Growth Portfolio	11.14	6.77	0
Fidelity VIP Asset ManagerSM Portfolio	11.92	8.20	0
Fidelity VIP Asset Manager: Growth® Portfolio	11.93	7.40	0
Fidelity VIP Balanced Portfolio	11.97	7.63	0
Fidelity VIP Contrafund Portfolio	16.91	9.38	0
Fidelity VIP Equity-Income Portfolio	12.91	7.14	371.42
Fidelity VIP Growth & Income Portfolio	12.33	6.93	0
Fidelity VIP Growth Opportunities Portfolio	12.91	5.61	0
Fidelity VIP Growth Portfolio	11.46	5.85	0
Fidelity VIP High Income Portfolio	13.74	9.96	0
Fidelity VIP Index 500 Portfolio	11.74	7.14	5132.52
Fidelity VIP Investment Grade Bond Portfolio	10.85	10.14	0
Fidelity VIP MidCap Portfolio	19.76	11.55	0
Fidelity VIP Money Market Portfolio	9.72	9.69	0
Fidelity VIP Overseas Portfolio	18.42	9.99	2834.78
Fidelity VIP Value Strategies Portfolio	12.55	5.92	0
Goldman Sachs VIT Growth and Income Fund	11.85	7.51	0
Goldman Sachs VIT Mid Cap Value Fund	12.45	7.59	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.18	5.86	1004.48
Janus Aspen Growth and Income Portfolio	15.34	8.73	0
JPMorgan Bond Portfolio (Series Trust II)	10.41	8.47	0
JPMorgan Small Company (Series Trust II) Portfolio	12.38	8.15	713.99
Lord Abbett Series Fund Growth & Income Portfolio	12.61	7.76	0
Lord Abbett Series Fund International Portfolio	20.85	9.78	786.72
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.51	8.52	1530.02
MFS VIT Growth Series	12.07	7.30	0
MFS VIT Investors Trust Series	11.99	7.75	0
MFS VIT New Discovery Series	9.97	5.83	0
MFS VIT Research Series	12.42	7.66	0
Neuberger Berman Small-Cap Portfolio	9.99	5.85	0
Neuberger Berman Mid-Cap Growth Portfolio	14.63	8.00	0
Neuberger Berman Regency Portfolio	11.81	6.19	0
PIMCO VIT High Yield Portfolio	12.14	8.98	0
PIMCO VIT Low Duration Portfolio	9.93	9.57	0
PIMCO VIT Real Return Portfolio	11.26	10.13	0
PIMCO VIT Total Return Portfolio	10.63	10.78	771.49
Premier VIT NACM Small Cap Portfolio	11.53	6.51	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.37	14.54	0
Rydex VT Inverse Government Long Bond Strategy Fund	7.84	5.30	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.55	6.51	0
Rydex VT Inverse S&P 500 Strategy Fund	6.14	8.27	0
Rydex VT Nova Fund	11.66	5.14	0
Rydex VT NASDAQ-100® Fund	12.77	7.18	0
Rydex VT Sector Rotation Fund	15.75	9.03	0
Rydex VT U.S. Government Money Market Fund	9.20	9.01	0
Van Eck Worldwide Bond Fund	13.07	13.11	0
Van Eck Worldwide Emerging Markets Fund	34.67	11.82	0
Van Eck Worldwide Hard Assets Fund	38.67	20.16	78.19
Van Eck Worldwide Real Estate Fund	25.44	11.05	0

Table 42 – 3.35% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.58	3.76	243.16
AIM V.I. Global Health Care Fund	11.39	7.86	0
AIM V.I. Technology Fund	10.05	5.39	0
AIM V.I. Utilities Fund	18.23	11.93	749.54
Alger American LargeCap Growth Portfolio	11.59	6.04	0
Alger American Capital Appreciation Portfolio	15.07	7.99	0
Alger American Mid-Cap Growth Portfolio	16.02	6.45	0
Alger American Small Capitalization Growth Portfolio	17.01	8.78	0
American Century VP Balanced Fund	11.89	9.16	698.79
American Century VP Capital Appreciation Fund	17.83	9.28	0
American Century VP Income & Growth Fund	11.78	7.43	0
American Century VP Inflation Protection Fund	10.24	9.74	0
American Century VP International Fund	16.55	8.82	0
American Century VP Large Company Value Fund	11.28	6.83	0
American Century VP Mid Cap Value Fund	11.60	8.46	0
American Century VP Ultra Fund	10.74	6.06	0
American Century VP Value Fund	12.64	8.95	0
Calvert VS Social Equity Portfolio	11.83	7.34	0
Calvert VS Social Mid Cap Growth Portfolio	11.08	6.73	0
Fidelity VIP Asset ManagerSM Portfolio	11.85	8.15	0
Fidelity VIP Asset Manager: Growth® Portfolio	11.86	7.34	0
Fidelity VIP Balanced Portfolio	11.90	7.58	0
Fidelity VIP Contrafund Portfolio	16.81	9.31	0
Fidelity VIP Equity-Income Portfolio	12.83	7.09	0
Fidelity VIP Growth & Income Portfolio	12.25	6.88	0
Fidelity VIP Growth Opportunities Portfolio	12.83	5.57	0
Fidelity VIP Growth Portfolio	11.40	5.81	0
Fidelity VIP High Income Portfolio	13.66	9.89	0
Fidelity VIP Index 500 Portfolio	11.67	7.09	967.40
Fidelity VIP Investment Grade Bond Portfolio	10.79	10.07	0
Fidelity VIP MidCap Portfolio	19.64	11.47	1204.26
Fidelity VIP Money Market Portfolio	9.66	9.63	0
Fidelity VIP Overseas Portfolio	18.31	9.92	0
Fidelity VIP Value Strategies Portfolio	12.50	5.89	0
Goldman Sachs VIT Growth and Income Fund	11.81	7.48	0
Goldman Sachs VIT Mid Cap Value Fund	12.42	7.56	0
Goldman Sachs VIT Structured Small Cap Equity Fund	9.15	5.84	0
Janus Aspen Growth and Income Portfolio	15.27	8.68	0
JPMorgan Bond Portfolio (Series Trust II)	10.35	8.41	0
JPMorgan Small Company (Series Trust II) Portfolio	12.31	8.09	0
Lord Abbett Series Fund Growth & Income Portfolio	12.54	7.71	0
Lord Abbett Series Fund International Portfolio	20.73	9.71	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.43	8.46	0
MFS VIT Growth Series	12.00	7.25	0
MFS VIT Investors Trust Series	11.92	7.69	0
MFS VIT New Discovery Series	9.91	5.79	0
MFS VIT Research Series	12.35	7.61	0
Neuberger Berman Small-Cap Portfolio	9.96	5.83	0
Neuberger Berman Mid-Cap Growth Portfolio	14.58	7.96	0
Neuberger Berman Regency Portfolio	11.77	6.17	0
PIMCO VIT High Yield Portfolio	12.08	8.93	199.58
PIMCO VIT Low Duration Portfolio	9.88	9.51	0
PIMCO VIT Real Return Portfolio	11.20	10.07	3075.48
PIMCO VIT Total Return Portfolio	10.58	10.72	3772.99
Premier VIT NACM Small Cap Portfolio	11.50	6.49	0
Rydex VT Government Long Bond 1.2x Strategy Fund	10.34	14.49	0
Rydex VT Inverse Government Long Bond Strategy Fund	7.81	5.27	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	4.52	6.47	0
Rydex VT Inverse S&P 500 Strategy Fund	6.10	8.21	0
Rydex VT Nova Fund	11.60	5.10	0
Rydex VT NASDAQ-100® Fund	12.70	7.13	0
Rydex VT Sector Rotation Fund	15.69	8.99	0
Rydex VT U.S. Government Money Market Fund	9.15	8.95	0
Van Eck Worldwide Bond Fund	13.00	13.03	0
Van Eck Worldwide Emerging Markets Fund	34.47	11.74	120.50
Van Eck Worldwide Hard Assets Fund	38.44	20.03	0
Van Eck Worldwide Real Estate Fund	25.31	10.98	463.56

Table 43 – 3.40% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model

Base Contract with Gurantee Income Select Rider, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Zero-Year Surrender Charge Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.02	3.53	0
AIM V.I. Global Health Care Fund	11.19	7.72	0
AIM V.I. Technology Fund	11.62	6.23	0
AIM V.I. Utilities Fund	14.15	9.25	0
Alger American LargeCap Growth Portfolio	12.23	6.37	0
Alger American Capital Appreciation Portfolio	15.89	8.42	0
Alger American Mid-Cap Growth Portfolio	13.80	5.55	0
Alger American Small Capitalization Growth Portfolio	13.95	7.20	0
American Century VP Balanced Fund	10.83	8.34	0
American Century VP Capital Appreciation Fund	17.39	9.05	0
American Century VP Income & Growth Fund	10.95	6.91	0
American Century VP Inflation Protection Fund	10.36	9.85	0
American Century VP International Fund	14.66	7.81	0
American Century VP Large Company Value Fund	11.23	6.79	0
American Century VP Mid Cap Value Fund	11.12	8.11	0
American Century VP Ultra Fund	11.12	6.27	0
American Century VP Value Fund	10.63	7.52	0
Calvert VS Social Equity Portfolio	11.33	7.03	0
Calvert VS Social Mid Cap Growth Portfolio	10.81	6.56	0
Fidelity VIP Asset ManagerSM Portfolio	11.69	8.03	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.04	7.45	0
Fidelity VIP Balanced Portfolio	11.75	7.48	0
Fidelity VIP Contrafund Portfolio	13.06	7.23	0
Fidelity VIP Equity-Income Portfolio	11.60	6.41	0
Fidelity VIP Growth & Income Portfolio	12.44	6.98	0
Fidelity VIP Growth Opportunities Portfolio	12.83	5.56	0
Fidelity VIP Growth Portfolio	12.96	6.60	0
Fidelity VIP High Income Portfolio	10.60	7.67	0
Fidelity VIP Index 500 Portfolio	11.51	6.99	0
Fidelity VIP Investment Grade Bond Portfolio	10.03	9.36	0
Fidelity VIP MidCap Portfolio	12.97	7.57	0
Fidelity VIP Money Market Portfolio	10.32	10.27	0
Fidelity VIP Overseas Portfolio	14.19	7.68	0
Fidelity VIP Value Strategies Portfolio	11.77	5.54	0
Goldman Sachs VIT Growth and Income Fund	11.68	7.39	0
Goldman Sachs VIT Mid Cap Value Fund	11.42	6.94	0
Goldman Sachs VIT Structured Small Cap Equity Fund	8.79	5.60	0
Janus Aspen Growth and Income Portfolio	11.56	6.57	0
JPMorgan Bond Portfolio (Series Trust II)	9.79	7.95	0
JPMorgan Small Company (Series Trust II) Portfolio	10.12	6.65	0
Lord Abbett Series Fund Growth & Income Portfolio	11.61	7.13	0
Lord Abbett Series Fund International Portfolio	14.10	6.61	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.69	6.27	0
MFS VIT Growth Series	12.79	7.72	0
MFS VIT Investors Trust Series	11.90	7.68	0
MFS VIT New Discovery Series	10.98	6.42	0
MFS VIT Research Series	11.74	7.23	0
Neuberger Berman Small-Cap Portfolio	9.99	5.84	0
Neuberger Berman Mid-Cap Growth Portfolio	13.80	7.53	0
Neuberger Berman Regency Portfolio	11.04	5.78	0
PIMCO VIT High Yield Portfolio	10.49	7.76	0
PIMCO VIT Low Duration Portfolio	10.36	9.97	0
PIMCO VIT Real Return Portfolio	10.38	9.33	0
PIMCO VIT Total Return Portfolio	10.43	10.57	0
Premier VIT NACM Small Cap Portfolio	11.90	6.71	0
Rydex VT Government Long Bond 1.2x Strategy Fund	9.70	13.58	0
Rydex VT Inverse Government Long Bond Strategy Fund	9.67	6.52	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.86	11.24	0
Rydex VT Inverse S&P 500 Strategy Fund	8.52	11.47	0
Rydex VT Nova Fund	11.44	5.03	0
Rydex VT NASDAQ-100® Fund	11.93	6.70	0
Rydex VT Sector Rotation Fund	13.64	7.81	0
Rydex VT U.S. Government Money Market Fund	10.05	9.82	0
Van Eck Worldwide Bond Fund	10.65	10.66	0
Van Eck Worldwide Emerging Markets Fund	20.36	6.93	0
Van Eck Worldwide Hard Assets Fund	19.72	10.26	0
Van Eck Worldwide Real Estate Fund	13.75	5.96	0

Table 44 – 3.50% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Aggressive Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/07)	Accumulation Unit Value at End of Period (12/31/08)	Number of Accumulation Units at End of Period
2008
AIM V.I. Financial Services Fund	9.00	3.52	0
AIM V.I. Global Health Care Fund	11.16	7.69	0
AIM V.I. Technology Fund	11.60	6.21	0
AIM V.I. Utilities Fund	14.11	9.22	0
Alger American LargeCap Growth Portfolio	12.20	6.34	0
Alger American Capital Appreciation Portfolio	15.85	8.39	0
Alger American Mid-Cap Growth Portfolio	13.76	5.53	0
Alger American Small Capitalization Growth Portfolio	13.92	7.18	0
American Century VP Balanced Fund	10.81	8.31	0
American Century VP Capital Appreciation Fund	17.35	9.02	0
American Century VP Income & Growth Fund	10.93	6.89	0
American Century VP Inflation Protection Fund	10.33	9.82	0
American Century VP International Fund	14.63	7.78	0
American Century VP Large Company Value Fund	11.21	6.77	0
American Century VP Mid Cap Value Fund	11.09	8.08	0
American Century VP Ultra Fund	11.09	6.25	0
American Century VP Value Fund	10.60	7.49	0
Calvert VS Social Equity Portfolio	11.31	7.01	0
Calvert VS Social Mid Cap Growth Portfolio	10.78	6.54	0
Fidelity VIP Asset ManagerSM Portfolio	11.66	8.00	0
Fidelity VIP Asset Manager: Growth® Portfolio	12.01	7.43	0
Fidelity VIP Balanced Portfolio	11.72	7.45	0
Fidelity VIP Contrafund Portfolio	13.02	7.21	0
Fidelity VIP Equity-Income Portfolio	11.57	6.39	0
Fidelity VIP Growth & Income Portfolio	12.41	6.96	0
Fidelity VIP Growth Opportunities Portfolio	12.80	5.54	0
Fidelity VIP Growth Portfolio	12.93	6.58	0
Fidelity VIP High Income Portfolio	10.57	7.64	0
Fidelity VIP Index 500 Portfolio	11.49	6.97	0
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.32	0
Fidelity VIP MidCap Portfolio	12.94	7.55	0
Fidelity VIP Money Market Portfolio	10.29	10.24	0
Fidelity VIP Overseas Portfolio	14.15	7.66	0
Fidelity VIP Value Strategies Portfolio	11.74	5.52	0
Goldman Sachs VIT Growth and Income Fund	11.65	7.37	0
Goldman Sachs VIT Mid Cap Value Fund	11.39	6.92	0
Goldman Sachs VIT Structured Small Cap Equity Fund	8.77	5.58	0
Janus Aspen Growth and Income Portfolio	11.53	6.55	0
JPMorgan Bond Portfolio (Series Trust II)	9.77	7.73	0
JPMorgan Small Company (Series Trust II) Portfolio	10.10	6.63	0
Lord Abbett Series Fund Growth & Income Portfolio	11.58	7.11	0
Lord Abbett Series Fund International Portfolio	14.07	6.58	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.67	6.25	0
MFS VIT Growth Series	12.76	7.69	0
MFS VIT Investors Trust Series	11.88	7.65	0
MFS VIT New Discovery Series	10.95	6.39	0
MFS VIT Research Series	11.72	7.21	0
Neuberger Berman Small-Cap Portfolio	9.97	5.82	0
Neuberger Berman Mid-Cap Growth Portfolio	13.76	7.51	0
Neuberger Berman Regency Portfolio	11.02	5.76	0
PIMCO VIT High Yield Portfolio	10.47	7.73	0
PIMCO VIT Low Duration Portfolio	10.33	9.93	0
PIMCO VIT Real Return Portfolio	10.35	9.29	0
PIMCO VIT Total Return Portfolio	10.41	10.53	0
Premier VIT NACM Small Cap Portfolio	11.87	6.69	0
Rydex VT Government Long Bond 1.2x Strategy Fund	9.68	13.54	0
Rydex VT Inverse Government Long Bond Strategy Fund	9.64	6.50	0
Rydex VT Inverse NASDAQ-100® Strategy Fund	7.84	11.20	0
Rydex VT Inverse S&P 500 Strategy Fund	8.50	11.43	0
Rydex VT Nova Fund	11.41	5.01	0
Rydex VT NASDAQ-100® Fund	11.90	6.67	0
Rydex VT Sector Rotation Fund	13.61	7.79	0
Rydex VT U.S. Government Money Market Fund	10.03	9.79	0
Van Eck Worldwide Bond Fund	10.62	10.63	0
Van Eck Worldwide Emerging Markets Fund	20.31	6.90	0
Van Eck Worldwide Hard Assets Fund	19.67	10.23	0
Van Eck Worldwide Real Estate Fund	13.72	5.94	0

Table 1 1.05% Asset Charge

Base Contract with GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.39	9.53	0.00
AIM V.I. Global Health Care Fund	10.68	11.82	0.00
AIM V.I. Technology Fund	11.53	12.29	0.00
AIM V.I. Utilities Fund	12.53	14.95	0.00
Alger American Growth Portfolio	10.89	12.93	0.00
Alger American Leveraged AllCap Portfolio	12.71	16.79	0.00
Alger American MidCap Growth Portfolio	11.20	14.58	0.00
Alger American Small Capitalization Growth Portfolio	12.71	14.75	0.00
Amer Century VP Balanced Fund	11.03	11.45	0.00
Amer Century VP Capital Appreciation Fund	12.74	18.38	0.00
Amer Century VP Income & Growth Fund	11.75	11.58	0.00
Amer Century VP Inflation Protection Fund	10.10	10.95	0.00
Amer Century VP International Fund	13.28	15.50	0.00
Amer Century VP Large Company Value Fund	12.16	11.87	0.00
Amer Century VP Mid Cap Value Fund	12.17	11.75	0.00
Amer Century VP Ultra Fund	9.83	11.75	0.00
Amer Century VP Value Fund	11.99	11.23	0.00
Calvert VS Social Equity Portfolio	11.01	11.98	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.48	11.43	0.00
Calvert VS Social Small Cap Growth Portfolio	10.04	0.00	0.00
Fidelity VIP Asset ManagerSM Portfolio	10.84	12.35	0.00
Fidelity VIP Asset Manager: Growth® Portfolio	10.84	12.73	0.00
Fidelity VIP Balanced Portfolio	11.55	12.42	0.00
Fidelity VIP Contrafund Portfolio	11.89	13.80	0.00
Fidelity VIP Equity-Income Portfolio	12.23	12.26	0.00
Fidelity VIP Growth & Income Portfolio	11.88	13.15	0.00
Fidelity VIP Growth Opportunities Portfolio	11.15	13.56	0.00
Fidelity VIP Growth Portfolio	10.93	13.70	0.00
Fidelity VIP High Income Portfolio	11.04	11.20	0.00
Fidelity VIP Index 500 Portfolio	11.69	12.17	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.29	10.60	0.00
Fidelity VIP MidCap Portfolio	12.01	13.71	0.00
Fidelity VIP Money Market Portfolio	10.48	10.91	0.00
Fidelity VIP Overseas Portfolio	12.95	15.00	0.00
Fidelity VIP Value Strategies Portfolio	11.92	12.44	0.00
Goldman Sachs VIT Growth and Income Fund	12.29	12.34	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.82	12.07	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.24	9.29	0.00
Janus Aspen Growth and Income Portfolio	11.35	12.21	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.32	10.35	0.00
JPMorgan Small Company (Series Trust II) Portfolio	11.46	10.70	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.99	12.27	0.00
Lord Abbett Series Fund International Portfolio	14.38	14.91	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	11.36	11.30	0.00
MFS VIT Growth Series	11.30	13.52	0.00
MFS VIT Investors Trust Series	11.56	12.58	0.00
MFS VIT New Discovery Series	11.47	11.60	0.00
MFS VIT Research Series	11.11	12.41	0.00
Neuberger Berman Fasciano Portfolio	10.62	10.56	0.00
Neuberger Berman MidCap Growth Portfolio	12.06	14.58	0.00
Neuberger Berman Regency Portfolio	11.42	11.67	0.00
PIMCO VIT High Yield Portfolio	10.83	11.09	0.00
PIMCO VIT Low Duration Portfolio	10.30	10.95	0.00
PIMCO VIT Real Return Portfolio	10.02	10.97	0.00
PIMCO VIT Total Return Portfolio	10.25	11.03	0.00
Premier VIT OpCap Renaissance Portfolio	11.39	11.98	0.00
Premier VIT OpCap Small Cap Portfolio	12.64	12.58	0.00
Rydex VT Government Long Bond Advantage Fund	9.44	10.26	0.00
Rydex VT Inverse Government Long Bond Fund	10.81	10.22	0.00
Rydex VT Inverse OTC Strategy Fund	9.46	8.31	0.00
Rydex VT Inverse S&P 500 Fund	9.03	9.01	0.00
Rydex VT Nova Fund	12.08	12.09	0.00
Rydex VT OTC Fund	10.81	12.61	0.00
Rydex VT Sector Rotation Fund	11.87	14.42	0.00
Rydex VT U.S. Government Money Market Fund	10.33	10.62	0.00
Van Eck Worldwide Bond Fund	10.37	11.26	0.00
Van Eck Worldwide Emerging Markets Fund	15.80	21.51	0.00
Van Eck Worldwide Hard Assets Fund	14.49	20.84	0.00
Van Eck Worldwide Real Estate Fund	14.56	14.54	0.00

Table 2 1.15% Asset Charge

Base Contract with GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.37	9.51	0.00
AIM V.I. Global Health Care Fund	10.67	11.80	0.00
AIM V.I. Technology Fund	11.51	12.26	0.00
AIM V.I. Utilities Fund	12.51	14.92	0.00
Alger American Growth Portfolio	10.88	12.90	1551.92
Alger American Leveraged AllCap Portfolio	12.69	16.75	0.00
Alger American Mid-Cap Growth Portfolio	11.19	14.55	0.00
Alger American Small Capitalization Portfolio	12.70	14.71	0.00
American Century VP Balanced Fund	11.01	11.42	0.00
American Century VP Capital Appreciation Fund	12.72	18.34	0.00
American Century VP Income & Growth Fund	11.74	11.55	0.00
American Century VP Inflation Protection Fund	10.09	10.92	1336.36
American Century VP International Fund	13.27	15.46	1395.65
American Century VP Large Company Value Fund	12.15	11.85	0.00
American Century VP Mid Cap Value Fund	12.15	11.72	0.00
American Century VP Ultra Fund	9.82	11.73	0.00
American Century VP Value Fund	11.97	11.20	1873.03
Calvert VS Social Equity Portfolio	10.99	11.95	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.47	11.40	0.00
Calvert VS Social Small Cap Growth Portfolio	10.03	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.83	12.33	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.83	12.70	0.00
Fidelity VIP Balanced Portfolio	11.53	12.39	0.00
Fidelity VIP Contrafund Portfolio	11.87	13.77	0.00
Fidelity VIP Equity-Income Portfolio	12.22	12.23	144.09
Fidelity VIP Growth & Income Portfolio	11.86	13.12	0.00
Fidelity VIP Growth Opportunities Portfolio	11.14	13.53	0.00
Fidelity VIP Growth Portfolio	10.92	13.67	0.00
Fidelity VIP High Income Portfolio	11.02	11.17	709.32
Fidelity VIP Index 500 Portfolio	11.68	12.14	1945.44
Fidelity VIP Investment Grade Bond Portfolio	10.28	10.57	0.00
Fidelity VIP MidCap Portfolio	12.00	13.68	0.00
Fidelity VIP Money Market Portfolio	10.46	10.88	4128.21
Fidelity VIP Overseas Portfolio	12.93	14.96	0.00
Fidelity VIP Value Strategies Portfolio	11.91	12.41	0.00
Goldman Sachs VIT Growth and Income Fund	12.28	12.32	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.81	12.04	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.23	9.27	747.15
Janus Aspen Growth and Income Portfolio	11.33	12.19	0.00
JP Morgan Series Trust II Bond Portfolio	10.31	10.32	3304.32
JP Morgan Series Trust II Small Company Portfolio	11.45	10.67	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.97	12.24	0.00
Lord Abbett Series Fund - International Portfolio	14.36	14.87	850.42
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.34	11.28	1058.20
MFS VIT Emerging Growth Series	11.29	13.49	0.00
MFS VIT Investors Trust Series	11.54	12.55	0.00
MFS VIT New Discovery Series	11.45	11.58	0.00
MFS VIT Research Series	11.09	12.38	0.00
Neuberger Berman AMT Fasciano Portfolio	10.60	10.53	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.04	14.55	0.00
Neuberger Berman AMT Regency Portfolio	11.40	11.64	0.00
PIMCO VIT High Yield Portfolio	10.82	11.07	411.28
PIMCO VIT Low Duration Portfolio	10.29	10.92	0.00
PIMCO VIT Real Return Portfolio	10.01	10.95	0.00
PIMCO VIT Total Return Portfolio	10.23	11.00	5700.37
Premier VIT OpCap Renaissance Portfolio	11.38	11.96	0.00
Premier VIT OpCap Small Cap Portfolio	12.62	12.55	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.43	10.23	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.80	10.19	0.00
Rydex VT Inverse OTC Strategy Fund	9.45	8.29	0.00
Rydex VT Inverse S&P 500 Strategy Fund	9.02	8.99	0.00
Rydex VT Nova Fund	12.06	12.06	0.00
Rydex VT OTC Fund	10.80	12.58	0.00
Rydex VT Sector Rotation Fund	11.85	14.38	0.00
Rydex VT U.S. Government Money Market Fund	10.32	10.60	0.00
Van Eck Worldwide Bond Fund	10.35	11.23	0.00
Van Eck Worldwide Emerging Markets Fund	15.78	21.46	0.00
Van Eck Worldwide Hard Assets Fund	14.47	20.79	182.02
Van Eck Worldwide Real Estate Fund	14.54	14.50	0.00

Table 3 – 1.20% Asset Charge

Base Contract with Minimum Premium Rider Base Contract with Surrender Charge Rider – Five Years
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	14.16	10.88	2627.14
AIM V.I. Global Health Care Fund	11.71	12.94	12312.08
AIM V.I. Technology Fund	10.67	11.36	4454.03
AIM V.I. Utilities Fund	17.28	20.60	120742.93
Alger American Growth Portfolio	11.11	13.17	35948.02
Alger American Leveraged AllCap Portfolio	12.97	17.11	33322.55
Alger American Mid-Cap Growth Portfolio	13.99	18.19	57208.52
Alger American Small Capitalization Portfolio	16.67	19.31	28728.52
American Century VP Balanced Fund	13.02	13.50	16089.63
American Century VP Capital Appreciation Fund	14.06	20.25	5186.69
American Century VP Income & Growth Fund	13.60	13.38	2537.98
American Century VP Inflation Protection Fund	10.09	10.92	13224.09
American Century VP International Fund	16.13	18.80	18605.62
American Century VP Large Company Value Fund	12.35	12.04	1492.77
American Century VP Mid Cap Value Fund	12.83	12.37	327.42
American Century VP Ultra Fund	9.60	11.46	0.00
American Century VP Value Fund	15.35	14.36	26127.40
Calvert VS Social Equity Portfolio	12.30	13.36	119.21
Calvert VS Social Mid Cap Growth Portfolio	11.50	12.52	1076.10
Calvert VS Social Small Cap Growth Portfolio	9.61	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.83	13.46	126.43
Fidelity VIP Asset Manager: Growth Portfolio	11.49	13.47	1379.79
Fidelity VIP Balanced Portfolio	12.58	13.52	9885.71
Fidelity VIP Contrafund Portfolio	16.47	19.09	177934.75
Fidelity VIP Equity-Income Portfolio	14.56	14.57	24082.06
Fidelity VIP Growth & Income Portfolio	12.59	13.91	1275.29
Fidelity VIP Growth Opportunities Portfolio	12.00	14.57	1305.10
Fidelity VIP Growth Portfolio	10.34	12.94	3969.68
Fidelity VIP High Income Portfolio	15.31	15.52	20111.07
Fidelity VIP Index 500 Portfolio	12.75	13.25	42618.25
Fidelity VIP Investment Grade Bond Portfolio	11.91	12.25	4581.02
Fidelity VIP MidCap Portfolio	19.57	22.31	6051.49
Fidelity VIP Money Market Portfolio	10.56	10.97	59689.12
Fidelity VIP Overseas Portfolio	17.98	20.79	13978.68
Fidelity VIP Value Strategies Portfolio	12.99	13.53	143.37
Goldman Sachs VIT Growth and Income Fund	12.57	12.60	6436.21
Goldman Sachs VIT Mid Cap Value Fund	12.99	13.24	10289.04
Goldman Sachs VIT Structured Small Cap Equity Fund	11.83	9.76	11770.56
Janus Aspen Growth and Income Portfolio	15.75	16.92	2040.53
JP Morgan Series Trust II Bond Portfolio	11.68	11.69	14065.08
JP Morgan Series Trust II Small Company Portfolio	14.92	13.90	4140.13
Lord Abbett Series Fund - Growth and Income Portfolio	13.93	14.24	146140.13
Lord Abbett Series Fund - International Portfolio	22.75	23.54	83632.84
Lord Abbett Series Fund - Mid Cap Value Portfolio	16.49	16.39	200093.95
MFS VIT Emerging Growth Series	11.41	13.63	445.80
MFS VIT Investors Trust Series	12.45	13.54	1887.25
MFS VIT New Discovery Series	11.14	11.25	430.17
MFS VIT Research Series	12.57	14.02	0.00
Neuberger Berman AMT Fasciano Portfolio	10.69	10.62	9949.02
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.88	15.55	71260.91
Neuberger Berman AMT Regency Portfolio	12.30	12.55	3817.81
PIMCO VIT High Yield Portfolio	13.06	13.36	5501.85
PIMCO VIT Low Duration Portfolio	10.30	10.92	4923.77
PIMCO VIT Real Return Portfolio	11.33	12.39	11723.25
PIMCO VIT Total Return Portfolio	10.89	11.70	83877.45
Premier VIT OpCap Renaissance Portfolio	10.51	11.04	585.22
Premier VIT OpCap Small Cap Portfolio	12.34	12.26	3038.05
Rydex VT Government Long Bond 1.2x Strategy Fund	10.17	11.03	793.96
Rydex VT Inverse Government Long Bond Strategy Fund	8.96	8.45	54722.57
Rydex VT Inverse OTC Strategy Fund	5.83	5.11	185902.04
Rydex VT Inverse S&P 500 Strategy Fund	6.92	6.89	132343.38
Rydex VT Nova Fund	13.11	13.10	97743.31
Rydex VT OTC Fund	12.32	14.34	53.62
Rydex VT Sector Rotation Fund	14.00	16.98	101409.15
Rydex VT U.S. Government Money Market Fund	10.07	10.33	12062.50
Van Eck Worldwide Bond Fund	13.41	14.53	1052.39
Van Eck Worldwide Emerging Markets Fund	28.64	38.94	64271.23
Van Eck Worldwide Hard Assets Fund	30.40	43.65	73767.33
Van Eck Worldwide Real Estate Fund	28.37	28.28	1493.27

Table 4 – 1.30% Asset Charge

Base Contract with Estate Planning Rider

Base Contract with Surrender Charge Rider – Three Years

Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	14.09	10.82	2522.87
AIM V.I. Global Health Care Fund	11.65	12.86	2463.50
AIM V.I. Technology Fund	10.62	11.29	3597.91
AIM V.I. Utilities Fund	17.20	20.48	21488.97
Alger American Growth Portfolio	11.06	13.09	41682.07
Alger American Leveraged AllCap Portfolio	12.90	17.01	11616.66
Alger American Mid-Cap Growth Portfolio	13.93	18.08	13305.87
Alger American Small Capitalization Portfolio	16.59	19.20	4329.33
American Century VP Balanced Fund	12.96	13.42	65755.51
American Century VP Capital Appreciation Fund	13.99	20.13	13726.20
American Century VP Income & Growth Fund	13.53	13.30	5705.63
American Century VP Inflation Protection Fund	10.07	10.89	47764.81
American Century VP International Fund	16.05	18.69	26936.21
American Century VP Large Company Value Fund	12.32	12.00	3600.52
American Century VP Mid Cap Value Fund	12.80	12.33	2043.13
American Century VP Ultra Fund	9.58	11.43	723.11
American Century VP Value Fund	15.27	14.27	69076.77
Calvert VS Social Equity Portfolio	12.24	13.29	2419.90
Calvert VS Social Mid Cap Growth Portfolio	11.45	12.45	5640.26
Calvert VS Social Small Cap Growth Portfolio	9.57	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.77	13.38	984.39
Fidelity VIP Asset Manager: Growth Portfolio	11.43	13.39	0.00
Fidelity VIP Balanced Portfolio	12.52	13.44	66515.27
Fidelity VIP Contrafund Portfolio	16.39	18.97	116677.72
Fidelity VIP Equity-Income Portfolio	14.49	14.48	31462.81
Fidelity VIP Growth & Income Portfolio	12.53	13.83	237.89
Fidelity VIP Growth Opportunities Portfolio	11.94	14.49	1708.85
Fidelity VIP Growth Portfolio	10.29	12.86	4675.63
Fidelity VIP High Income Portfolio	15.24	15.42	9069.22
Fidelity VIP Index 500 Portfolio	12.69	13.18	73198.58
Fidelity VIP Investment Grade Bond Portfolio	11.85	12.18	17889.30
Fidelity VIP MidCap Portfolio	19.48	22.17	31216.45
Fidelity VIP Money Market Portfolio	10.51	10.91	108900.71
Fidelity VIP Overseas Portfolio	17.89	20.67	43341.65
Fidelity VIP Value Strategies Portfolio	12.95	13.48	2107.68
Goldman Sachs VIT Growth and Income Fund	12.54	12.56	4404.02
Goldman Sachs VIT Mid Cap Value Fund	12.97	13.20	32194.16
Goldman Sachs VIT Structured Small Cap Equity Fund	11.80	9.73	15643.40
Janus Aspen Growth and Income Portfolio	15.69	16.84	209.75
JP Morgan Series Trust II Bond Portfolio	11.62	11.62	34058.42
JP Morgan Series Trust II Small Company Portfolio	14.85	13.82	1266.58
Lord Abbett Series Fund - Growth and Income Portfolio	13.86	14.15	22669.48
Lord Abbett Series Fund - International Portfolio	22.64	23.40	64802.85
Lord Abbett Series Fund - Mid Cap Value Portfolio	16.41	16.29	45809.34
MFS VIT Emerging Growth Series	11.36	13.55	299.93
MFS VIT Investors Trust Series	12.39	13.46	371.84
MFS VIT New Discovery Series	11.08	11.18	1298.98
MFS VIT Research Series	12.51	13.94	386.21
Neuberger Berman AMT Fasciano Portfolio	10.67	10.59	221.42
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.86	15.51	2832.00
Neuberger Berman AMT Regency Portfolio	12.27	12.52	1048.98
PIMCO VIT High Yield Portfolio	13.01	13.29	16246.91
PIMCO VIT Low Duration Portfolio	10.26	10.87	17832.63
PIMCO VIT Real Return Portfolio	11.29	12.33	8571.18
PIMCO VIT Total Return Portfolio	10.85	11.64	142371.87
Premier VIT OpCap Renaissance Portfolio	10.49	11.00	56.42
Premier VIT OpCap Small Cap Portfolio	12.31	12.22	1684.97
Rydex VT Government Long Bond 1.2x Strategy Fund	10.15	11.00	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.94	8.42	2586.77
Rydex VT Inverse OTC Strategy Fund	5.80	5.08	8562.14
Rydex VT Inverse S&P 500 Strategy Fund	6.89	6.85	9909.87
Rydex VT Nova Fund	13.05	13.03	3422.91
Rydex VT OTC Fund	12.26	14.26	0.00
Rydex VT Sector Rotation Fund	13.96	16.92	5168.90
Rydex VT U.S. Government Money Market Fund	10.02	10.28	86.99
Van Eck Worldwide Bond Fund	13.35	14.46	2681.81
Van Eck Worldwide Emerging Markets Fund	28.51	38.72	24293.88
Van Eck Worldwide Hard Assets Fund	30.25	43.40	14390.54
Van Eck Worldwide Real Estate Fund	28.25	28.13	3115.77

Table 5 – 1.35% Asset Charge

Base Contract with GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.48	9.57	0.00
AIM V.I. Global Health Care Fund	11.89	13.12	0.00
AIM V.I. Technology Fund	11.26	11.97	0.00
AIM V.I. Utilities Fund	14.38	17.11	0.00
Alger American Growth Portfolio	11.87	14.05	4465.66
Alger American Leveraged AllCap Portfolio	13.70	18.05	0.00
Alger American Mid-Cap Growth Portfolio	12.11	15.72	1576.16
Alger American Small Capitalization Portfolio	14.21	16.43	0.00
American Century VP Balanced Fund	11.39	11.79	0.00
American Century VP Capital Appreciation Fund	14.48	20.82	0.00
American Century VP Income & Growth Fund	12.26	12.04	0.00
American Century VP Inflation Protection Fund	10.06	10.87	5120.83
American Century VP International Fund	14.22	16.54	1674.00
American Century VP Large Company Value Fund	12.31	11.98	0.00
American Century VP Mid Cap Value Fund	12.79	12.31	0.00
American Century VP Ultra Fund	9.57	11.41	0.00
American Century VP Value Fund	12.48	11.65	4284.31
Calvert VS Social Equity Portfolio	11.45	12.42	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.77	11.71	0.00
Calvert VS Social Small Cap Growth Portfolio	9.22	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.00	12.50	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.99	12.86	0.00
Fidelity VIP Balanced Portfolio	11.59	12.43	0.00
Fidelity VIP Contrafund Portfolio	12.93	14.96	0.00
Fidelity VIP Equity-Income Portfolio	12.63	12.61	3005.97
Fidelity VIP Growth & Income Portfolio	11.98	13.23	0.00
Fidelity VIP Growth Opportunities Portfolio	11.36	13.77	0.00
Fidelity VIP Growth Portfolio	11.17	13.96	0.00
Fidelity VIP High Income Portfolio	11.17	11.30	557.51
Fidelity VIP Index 500 Portfolio	12.04	12.49	7762.32
Fidelity VIP Investment Grade Bond Portfolio	10.37	10.65	1356.45
Fidelity VIP MidCap Portfolio	13.21	15.03	0.00
Fidelity VIP Money Market Portfolio	10.52	10.92	2547.10
Fidelity VIP Overseas Portfolio	14.11	16.30	1383.73
Fidelity VIP Value Strategies Portfolio	12.21	12.70	0.00
Goldman Sachs VIT Growth and Income Fund	12.53	12.54	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.95	13.18	1666.40
Goldman Sachs VIT Structured Small Cap Equity Fund	11.79	9.71	2046.39
Janus Aspen Growth and Income Portfolio	12.27	13.17	0.00
JP Morgan Series Trust II Bond Portfolio	10.48	10.47	4545.83
JP Morgan Series Trust II Small Company Portfolio	11.99	11.16	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	12.11	12.35	0.00
Lord Abbett Series Fund - International Portfolio	16.57	17.12	5215.15
Lord Abbett Series Fund - Mid Cap Value Portfolio	12.27	12.18	1077.14
MFS VIT Emerging Growth Series	11.88	14.17	0.00
MFS VIT Investors Trust Series	12.10	13.14	0.00
MFS VIT New Discovery Series	11.96	12.07	0.00
MFS VIT Research Series	11.96	13.33	0.00
Neuberger Berman AMT Fasciano Portfolio	10.66	10.57	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.84	15.48	0.00
Neuberger Berman AMT Regency Portfolio	12.26	12.50	0.00
PIMCO VIT High Yield Portfolio	11.14	11.38	1743.52
PIMCO VIT Low Duration Portfolio	10.23	10.84	0.00
PIMCO VIT Real Return Portfolio	10.12	11.04	0.00
PIMCO VIT Total Return Portfolio	10.40	11.16	14098.81
Premier VIT OpCap Renaissance Portfolio	10.48	10.99	0.00
Premier VIT OpCap Small Cap Portfolio	12.30	12.21	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	10.14	10.98	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	9.83	9.26	0.00
Rydex VT Inverse OTC Strategy Fund	9.46	8.28	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.70	8.66	0.00
Rydex VT Nova Fund	12.53	12.50	0.00
Rydex VT OTC Fund	10.69	12.42	0.00
Rydex VT Sector Rotation Fund	12.68	15.35	0.00
Rydex VT U.S. Government Money Market Fund	10.30	10.56	0.00
Van Eck Worldwide Bond Fund	10.16	11.00	0.00
Van Eck Worldwide Emerging Markets Fund	18.89	25.65	0.00
Van Eck Worldwide Hard Assets Fund	17.91	25.68	1200.25
Van Eck Worldwide Real Estate Fund	16.27	16.20	0.00

Table 6 – 1.40% Asset Charge

Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset

Allocation Mode

Base Contract with Three-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.37	9.49	0.00
AIM V.I. Global Health Care Fund	11.22	12.38	0.00
AIM V.I. Technology Fund	10.97	11.65	0.00
AIM V.I. Utilities Fund	17.22	20.48	0.00
Alger American Growth Portfolio	11.60	13.72	0.00
Alger American Leveraged AllCap Portfolio	13.59	17.89	0.00
Alger American Mid-Cap Growth Portfolio	12.52	16.24	0.00
Alger American Small Capitalization Portfolio	14.85	17.16	0.00
American Century VP Balanced Fund	11.95	12.36	0.00
American Century VP Capital Appreciation Fund	14.49	20.84	0.00
American Century VP Income & Growth Fund	12.92	12.68	0.00
American Century VP Inflation Protection Fund	10.05	10.85	0.00
American Century VP International Fund	15.12	17.58	0.00
American Century VP Large Company Value Fund	12.30	11.96	0.00
American Century VP Mid Cap Value Fund	12.78	12.30	0.00
American Century VP Ultra Fund	9.56	11.39	0.00
American Century VP Value Fund	13.34	12.46	0.00
Calvert VS Social Equity Portfolio	11.73	12.72	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.82	11.75	0.00
Calvert VS Social Small Cap Growth Portfolio	9.33	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.04	12.54	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.99	12.86	0.00
Fidelity VIP Balanced Portfolio	11.74	12.59	0.00
Fidelity VIP Contrafund Portfolio	14.39	16.64	0.00
Fidelity VIP Equity-Income Portfolio	13.34	13.32	0.00
Fidelity VIP Growth & Income Portfolio	12.11	13.36	0.00
Fidelity VIP Growth Opportunities Portfolio	11.54	13.98	0.00
Fidelity VIP Growth Portfolio	10.72	13.39	0.00
Fidelity VIP High Income Portfolio	11.79	11.92	0.00
Fidelity VIP Index 500 Portfolio	12.52	12.98	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.54	10.81	0.00
Fidelity VIP MidCap Portfolio	15.65	17.80	0.00
Fidelity VIP Money Market Portfolio	10.49	10.88	0.00
Fidelity VIP Overseas Portfolio	14.87	17.16	0.00
Fidelity VIP Value Strategies Portfolio	12.92	13.43	0.00
Goldman Sachs VIT Growth and Income Fund	12.52	12.52	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.94	13.16	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.78	9.70	0.00
Janus Aspen Growth and Income Portfolio	12.85	13.78	0.00
JP Morgan Series Trust II Bond Portfolio	10.64	10.63	0.00
JP Morgan Series Trust II Small Company Portfolio	14.37	13.36	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	12.95	13.21	0.00
Lord Abbett Series Fund - International Portfolio	18.30	18.90	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	14.09	13.97	0.00
MFS VIT Emerging Growth Series	12.26	14.61	0.00
MFS VIT Investors Trust Series	12.67	13.75	0.00
MFS VIT New Discovery Series	11.47	11.56	0.00
MFS VIT Research Series	12.68	14.12	0.00
Neuberger Berman AMT Fasciano Portfolio	10.65	10.55	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.83	15.46	0.00
Neuberger Berman AMT Regency Portfolio	12.25	12.48	0.00
PIMCO VIT High Yield Portfolio	11.88	12.12	0.00
PIMCO VIT Low Duration Portfolio	10.24	10.84	0.00
PIMCO VIT Real Return Portfolio	10.59	11.55	0.00
PIMCO VIT Total Return Portfolio	10.63	11.40	0.00
Premier VIT OpCap Renaissance Portfolio	10.46	10.97	0.00
Premier VIT OpCap Small Cap Portfolio	12.29	12.19	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	10.13	10.96	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.91	8.39	0.00
Rydex VT Inverse OTC Strategy Fund	8.59	7.52	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.12	8.08	0.00
Rydex VT Nova Fund	13.15	13.12	0.00
Rydex VT OTC Fund	11.09	12.89	0.00
Rydex VT Sector Rotation Fund	13.93	16.85	0.00
Rydex VT U.S. Government Money Market Fund	10.19	10.44	0.00
Van Eck Worldwide Bond Fund	10.82	11.71	0.00
Van Eck Worldwide Emerging Markets Fund	21.67	29.40	0.00
Van Eck Worldwide Hard Assets Fund	22.86	32.77	0.00
Van Eck Worldwide Real Estate Fund	19.49	19.39	0.00

Table 7 – 1.45% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider Base Contract with Minimum Premium Rider and Surrender Charge Rider – Five Years Base Contract with Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.99	10.72	4692.20
AIM V.I. Global Health Care Fund	11.57	12.75	6652.90
AIM V.I. Technology Fund	10.55	11.20	6048.47
AIM V.I. Utilities Fund	17.08	20.31	10827.88
Alger American Growth Portfolio	10.97	12.97	41042.43
Alger American Leveraged AllCap Portfolio	12.81	16.86	8043.17
Alger American Mid-Cap Growth Portfolio	13.82	17.92	16329.78
Alger American Small Capitalization Portfolio	16.47	19.03	1982.23
American Century VP Balanced Fund	12.86	13.30	8143.40
American Century VP Capital Appreciation Fund	13.89	19.96	5462.95
American Century VP Income & Growth Fund	13.43	13.18	1093.45
American Century VP Inflation Protection Fund	10.04	10.84	24100.22
American Century VP International Fund	15.94	18.52	43433.71
American Century VP Large Company Value Fund	12.29	11.95	10848.04
American Century VP Mid Cap Value Fund	12.77	12.28	0.00
American Century VP Ultra Fund	9.55	11.38	1528.30
American Century VP Value Fund	15.16	14.15	48265.53
Calvert VS Social Equity Portfolio	12.15	13.18	2628.51
Calvert VS Social Mid Cap Growth Portfolio	11.37	12.34	2790.65
Calvert VS Social Small Cap Growth Portfolio	9.50	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.68	13.26	0.00
Fidelity VIP Asset Manager: Growth Portfolio	11.35	13.27	2118.98
Fidelity VIP Balanced Portfolio	12.43	13.32	17081.98
Fidelity VIP Contrafund Portfolio	16.27	18.81	43246.69
Fidelity VIP Equity-Income Portfolio	14.38	14.36	38402.71
Fidelity VIP Growth & Income Portfolio	12.44	13.71	774.53
Fidelity VIP Growth Opportunities Portfolio	11.86	14.36	154.38
Fidelity VIP Growth Portfolio	10.21	12.75	4757.86
Fidelity VIP High Income Portfolio	15.13	15.29	9233.00
Fidelity VIP Index 500 Portfolio	12.60	13.06	54872.32
Fidelity VIP Investment Grade Bond Portfolio	11.77	12.07	7057.90
Fidelity VIP MidCap Portfolio	19.34	21.98	9229.60
Fidelity VIP Money Market Portfolio	10.43	10.81	88094.86
Fidelity VIP Overseas Portfolio	17.76	20.49	19716.65
Fidelity VIP Value Strategies Portfolio	12.90	13.40	1531.34
Goldman Sachs VIT Growth and Income Fund	12.50	12.50	814.90
Goldman Sachs VIT Mid Cap Value Fund	12.93	13.14	1074.41
Goldman Sachs VIT Structured Small Cap Equity Fund	11.77	9.68	9177.87
Janus Aspen Growth and Income Portfolio	15.60	16.72	7155.07
JP Morgan Series Trust II Bond Portfolio	11.54	11.53	17682.00
JP Morgan Series Trust II Small Company Portfolio	14.74	13.71	5466.05
Lord Abbett Series Fund - Growth and Income Portfolio	13.76	14.03	17553.39
Lord Abbett Series Fund - International Portfolio	22.47	23.20	16873.88
Lord Abbett Series Fund - Mid Cap Value Portfolio	16.29	16.14	23626.18
MFS VIT Emerging Growth Series	11.27	13.43	3565.44
MFS VIT Investors Trust Series	12.30	13.34	0.00
MFS VIT New Discovery Series	11.00	11.09	1620.33
MFS VIT Research Series	12.41	13.82	603.92
Neuberger Berman AMT Fasciano Portfolio	10.64	10.54	522.65
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.82	15.44	2593.51
Neuberger Berman AMT Regency Portfolio	12.24	12.46	4739.50
PIMCO VIT High Yield Portfolio	12.94	13.20	6200.68
PIMCO VIT Low Duration Portfolio	10.20	10.80	10333.36
PIMCO VIT Real Return Portfolio	11.23	12.24	8231.49
PIMCO VIT Total Return Portfolio	10.79	11.56	85500.63
Premier VIT OpCap Renaissance Portfolio	10.45	10.95	0.00
Premier VIT OpCap Small Cap Portfolio	12.28	12.17	31.82
Rydex VT Government Long Bond 1.2x Strategy Fund	10.12	10.95	2758.49
Rydex VT Inverse Government Long Bond Strategy Fund	8.90	8.38	1689.05
Rydex VT Inverse OTC Strategy Fund	5.76	5.03	5518.05
Rydex VT Inverse S&P 500 Strategy Fund	6.84	6.80	3865.18
Rydex VT Nova Fund	12.96	12.92	2537.00
Rydex VT OTC Fund	12.18	14.14	2096.16
Rydex VT Sector Rotation Fund	13.91	16.82	3247.25
Rydex VT U.S. Government Money Market Fund	9.95	10.19	0.00
Van Eck Worldwide Bond Fund	13.27	14.34	5705.93
Van Eck Worldwide Emerging Markets Fund	28.31	38.39	8879.19
Van Eck Worldwide Hard Assets Fund	30.03	43.01	10038.25
Van Eck Worldwide Real Estate Fund	28.08	27.92	4365.81

Table 8 – 1.50% Asset Charge

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.31	9.43	0.00
AIM V.I. Global Health Care Fund	10.62	11.70	0.00
AIM V.I. Technology Fund	11.46	12.16	0.00
AIM V.I. Utilities Fund	12.45	14.79	0.00
Alger American Growth Portfolio	10.83	12.79	0.00
Alger American Leveraged AllCap Portfolio	12.63	16.61	0.00
Alger American Mid-Cap Growth Portfolio	11.13	14.43	0.00
Alger American Small Capitalization Portfolio	12.64	14.59	0.00
American Century VP Balanced Fund	10.96	11.33	0.00
American Century VP Capital Appreciation Fund	12.66	18.19	0.00
American Century VP Income & Growth Fund	11.68	11.46	0.00
American Century VP Inflation Protection Fund	10.04	10.83	0.00
American Century VP International Fund	13.20	15.34	0.00
American Century VP Large Company Value Fund	12.09	11.75	0.00
American Century VP Mid Cap Value Fund	12.10	11.63	0.00
American Century VP Ultra Fund	9.77	11.63	0.00
American Century VP Value Fund	11.91	11.11	0.00
Calvert VS Social Equity Portfolio	10.94	11.85	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.42	11.30	0.00
Calvert VS Social Small Cap Growth Portfolio	9.98	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.77	12.22	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.78	12.59	0.00
Fidelity VIP Balanced Portfolio	11.48	12.29	0.00
Fidelity VIP Contrafund Portfolio	11.82	13.65	0.00
Fidelity VIP Equity-Income Portfolio	12.16	12.13	0.00
Fidelity VIP Growth & Income Portfolio	11.81	13.01	0.00
Fidelity VIP Growth Opportunities Portfolio	11.09	13.42	0.00
Fidelity VIP Growth Portfolio	10.87	13.56	0.00
Fidelity VIP High Income Portfolio	10.97	11.08	0.00
Fidelity VIP Index 500 Portfolio	11.62	12.04	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.23	10.49	0.00
Fidelity VIP MidCap Portfolio	11.94	13.57	0.00
Fidelity VIP Money Market Portfolio	10.41	10.79	0.00
Fidelity VIP Overseas Portfolio	12.87	14.84	0.00
Fidelity VIP Value Strategies Portfolio	11.85	12.31	0.00
Goldman Sachs VIT Growth and Income Fund	12.22	12.21	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.75	11.94	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.17	9.19	0.00
Janus Aspen Growth and Income Portfolio	11.28	12.09	0.00
JP Morgan Series Trust II Bond Portfolio	10.26	10.24	0.00
JP Morgan Series Trust II Small Company Portfolio	11.39	10.58	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.92	12.14	0.00
Lord Abbett Series Fund - International Portfolio	14.30	14.75	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.29	11.18	0.00
MFS VIT Emerging Growth Series	11.23	13.38	0.00
MFS VIT Investors Trust Series	11.49	12.45	0.00
MFS VIT New Discovery Series	11.40	11.48	0.00
MFS VIT Research Series	11.04	12.28	0.00
Neuberger Berman AMT Fasciano Portfolio	10.55	10.45	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	11.99	14.43	0.00
Neuberger Berman AMT Regency Portfolio	11.35	11.55	0.00
PIMCO VIT High Yield Portfolio	10.77	10.98	0.00
PIMCO VIT Low Duration Portfolio	10.24	10.83	0.00
PIMCO VIT Real Return Portfolio	9.96	10.86	0.00
PIMCO VIT Total Return Portfolio	10.19	10.91	0.00
Premier VIT OpCap Renaissance Portfolio	11.32	11.86	0.00
Premier VIT OpCap Small Cap Portfolio	12.56	12.45	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.38	10.15	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.75	10.11	0.00
Rydex VT Inverse OTC Strategy Fund	9.40	8.22	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.98	8.92	0.00
Rydex VT Nova Fund	12.01	11.96	0.00
Rydex VT OTC Fund	10.75	12.48	0.00
Rydex VT Sector Rotation Fund	11.80	14.26	0.00
Rydex VT U.S. Government Money Market Fund	10.27	10.51	0.00
Van Eck Worldwide Bond Fund	10.31	11.14	0.00
Van Eck Worldwide Emerging Markets Fund	15.70	21.29	0.00
Van Eck Worldwide Hard Assets Fund	14.40	20.62	0.00
Van Eck Worldwide Real Estate Fund	14.47	14.38	0.00

Table 9 – 1.55% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Five Years Base Contract with Minimum Premium Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Three Years

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset

Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.92	10.66	4425.58
AIM V.I. Global Health Care Fund	11.51	12.67	11992.48
AIM V.I. Technology Fund	10.50	11.13	49947.49
AIM V.I. Utilities Fund	17.00	20.19	44137.66
Alger American Growth Portfolio	10.92	12.90	145332.42
Alger American Leveraged AllCap Portfolio	12.75	16.76	71249.96
Alger American Mid-Cap Growth Portfolio	13.76	17.82	50423.89
Alger American Small Capitalization Portfolio	16.39	18.92	24582.48
American Century VP Balanced Fund	12.80	13.22	13821.05
American Century VP Capital Appreciation Fund	13.82	19.84	92979.32
American Century VP Income & Growth Fund	13.37	13.10	9260.84
American Century VP Inflation Protection Fund	10.02	10.81	92527.75
American Century VP International Fund	15.86	18.41	107302.04
American Century VP Large Company Value Fund	12.26	11.91	5513.57
American Century VP Mid Cap Value Fund	12.74	12.24	3445.78
American Century VP Ultra Fund	9.53	11.34	3408.32
American Century VP Value Fund	15.08	14.06	116963.41
Calvert VS Social Equity Portfolio	12.10	13.10	4906.71
Calvert VS Social Mid Cap Growth Portfolio	11.31	12.27	4921.87
Calvert VS Social Small Cap Growth Portfolio	9.46	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.62	13.18	11135.14
Fidelity VIP Asset Manager: Growth Portfolio	11.30	13.19	9153.80
Fidelity VIP Balanced Portfolio	12.37	13.24	21169.95
Fidelity VIP Contrafund Portfolio	16.19	18.70	79877.95
Fidelity VIP Equity-Income Portfolio	14.31	14.27	80439.40
Fidelity VIP Growth & Income Portfolio	12.38	13.63	28518.12
Fidelity VIP Growth Opportunities Portfolio	11.80	14.28	2323.89
Fidelity VIP Growth Portfolio	10.16	12.68	42572.25
Fidelity VIP High Income Portfolio	15.05	15.20	51542.34
Fidelity VIP Index 500 Portfolio	12.54	12.98	216026.06
Fidelity VIP Investment Grade Bond Portfolio	11.71	12.00	34272.08
Fidelity VIP MidCap Portfolio	19.24	21.85	19773.72
Fidelity VIP Money Market Portfolio	10.38	10.75	603985.15
Fidelity VIP Overseas Portfolio	17.67	20.37	88229.79
Fidelity VIP Value Strategies Portfolio	12.87	13.36	6066.62
Goldman Sachs VIT Growth and Income Fund	12.48	12.47	5172.76
Goldman Sachs VIT Mid Cap Value Fund	12.90	13.10	19203.32
Goldman Sachs VIT Structured Small Cap Equity Fund	11.74	9.66	37779.33
Janus Aspen Growth and Income Portfolio	15.54	16.64	14082.54
JP Morgan Series Trust II Bond Portfolio	11.49	11.46	69890.51
JP Morgan Series Trust II Small Company Portfolio	14.68	13.63	15778.65
Lord Abbett Series Fund - Growth and Income Portfolio	13.69	13.94	31592.52
Lord Abbett Series Fund - International Portfolio	22.36	23.06	98722.03
Lord Abbett Series Fund - Mid Cap Value Portfolio	16.21	16.05	83332.19
MFS VIT Emerging Growth Series	11.22	13.35	1985.08
MFS VIT Investors Trust Series	12.24	13.26	7029.29
MFS VIT New Discovery Series	10.95	11.02	6784.42
MFS VIT Research Series	12.35	13.73	2073.12
Neuberger Berman AMT Fasciano Portfolio	10.62	10.51	5735.43
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.79	15.39	4589.81
Neuberger Berman AMT Regency Portfolio	12.21	12.42	42893.18
PIMCO VIT High Yield Portfolio	12.89	13.14	36800.00
PIMCO VIT Low Duration Portfolio	10.17	10.75	3823.38
PIMCO VIT Real Return Portfolio	11.19	12.19	48801.80
PIMCO VIT Total Return Portfolio	10.75	11.51	310668.55
Premier VIT OpCap Renaissance Portfolio	10.43	10.92	43.55
Premier VIT OpCap Small Cap Portfolio	12.25	12.13	8839.00
Rydex VT Government Long Bond 1.2x Strategy Fund	10.10	10.91	383.11
Rydex VT Inverse Government Long Bond Strategy Fund	8.88	8.35	4074.62
Rydex VT Inverse OTC Strategy Fund	5.73	5.01	12309.94
Rydex VT Inverse S&P 500 Strategy Fund	6.81	6.76	7517.52
Rydex VT Nova Fund	12.90	12.84	8608.35
Rydex VT OTC Fund	12.12	14.06	488.92
Rydex VT Sector Rotation Fund	13.87	16.76	2244.49
Rydex VT U.S. Government Money Market Fund	9.91	10.13	99.50
Van Eck Worldwide Bond Fund	13.21	14.27	8443.92
Van Eck Worldwide Emerging Markets Fund	28.18	38.18	53771.12
Van Eck Worldwide Hard Assets Fund	29.88	42.76	83849.51
Van Eck Worldwide Real Estate Fund	27.96	27.77	27488.64

Table 10 – 1.60% Asset Charge

Base Contract with Minimum Premium Rider and GMWB Moderate Asset Allocation Model
Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.30	9.41	0.00
AIM V.I. Global Health Care Fund	10.60	11.67	0.00
AIM V.I. Technology Fund	11.44	12.13	0.00
AIM V.I. Utilities Fund	12.43	14.76	0.00
Alger American Growth Portfolio	10.81	12.76	142.19
Alger American Leveraged AllCap Portfolio	12.61	16.58	0.00
Alger American Mid-Cap Growth Portfolio	11.12	14.39	33.17
Alger American Small Capitalization Portfolio	12.62	14.56	0.00
American Century VP Balanced Fund	10.95	11.30	0.00
American Century VP Capital Appreciation Fund	12.65	18.15	0.00
American Century VP Income & Growth Fund	11.66	11.43	0.00
American Century VP Inflation Protection Fund	10.03	10.81	200.33
American Century VP International Fund	13.19	15.30	0.00
American Century VP Large Company Value Fund	12.07	11.72	0.00
American Century VP Mid Cap Value Fund	12.08	11.60	0.00
American Century VP Ultra Fund	9.76	11.60	0.00
American Century VP Value Fund	11.90	11.09	95.49
Calvert VS Social Equity Portfolio	10.92	11.82	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.40	11.28	0.00
Calvert VS Social Small Cap Growth Portfolio	9.97	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.76	12.20	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.76	12.56	0.00
Fidelity VIP Balanced Portfolio	11.46	12.26	0.00
Fidelity VIP Contrafund Portfolio	11.80	13.62	0.00
Fidelity VIP Equity-Income Portfolio	12.14	12.10	72.04
Fidelity VIP Growth & Income Portfolio	11.79	12.98	0.00
Fidelity VIP Growth Opportunities Portfolio	11.07	13.39	0.00
Fidelity VIP Growth Portfolio	10.85	13.53	0.00
Fidelity VIP High Income Portfolio	10.96	11.06	0.00
Fidelity VIP Index 500 Portfolio	11.61	12.01	237.36
Fidelity VIP Investment Grade Bond Portfolio	10.21	10.46	0.00
Fidelity VIP MidCap Portfolio	11.92	13.53	0.00
Fidelity VIP Money Market Portfolio	10.40	10.76	40.07
Fidelity VIP Overseas Portfolio	12.85	14.80	60.32
Fidelity VIP Value Strategies Portfolio	11.83	12.28	0.00
Goldman Sachs VIT Growth and Income Fund	12.20	12.19	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.73	11.91	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.16	9.17	45.64
Janus Aspen Growth and Income Portfolio	11.27	12.06	0.00
JP Morgan Series Trust II Bond Portfolio	10.24	10.21	125.69
JP Morgan Series Trust II Small Company Portfolio	11.38	10.56	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.90	12.11	0.00
Lord Abbett Series Fund - International Portfolio	14.28	14.71	249.82
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.27	11.16	58.19
MFS VIT Emerging Growth Series	11.22	13.34	0.00
MFS VIT Investors Trust Series	11.47	12.42	0.00
MFS VIT New Discovery Series	11.38	11.45	0.00
MFS VIT Research Series	11.03	12.25	0.00
Neuberger Berman AMT Fasciano Portfolio	10.54	10.42	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	11.97	14.39	0.00
Neuberger Berman AMT Regency Portfolio	11.33	11.52	0.00
PIMCO VIT High Yield Portfolio	10.75	10.95	59.35
PIMCO VIT Low Duration Portfolio	10.23	10.81	0.00
PIMCO VIT Real Return Portfolio	9.95	10.83	0.00
PIMCO VIT Total Return Portfolio	10.17	10.88	341.58
Premier VIT OpCap Renaissance Portfolio	11.31	11.83	0.00
Premier VIT OpCap Small Cap Portfolio	12.55	12.42	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.37	10.12	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.73	10.09	0.00
Rydex VT Inverse OTC Strategy Fund	9.39	8.20	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.96	8.89	0.00
Rydex VT Nova Fund	11.99	11.93	0.00
Rydex VT OTC Fund	10.73	12.45	0.00
Rydex VT Sector Rotation Fund	11.78	14.23	0.00
Rydex VT U.S. Government Money Market Fund	10.26	10.48	0.00
Van Eck Worldwide Bond Fund	10.29	11.11	0.00
Van Eck Worldwide Emerging Markets Fund	15.68	21.24	0.00
Van Eck Worldwide Hard Assets Fund	14.38	20.57	48.86
Van Eck Worldwide Real Estate Fund	14.45	14.35	0.00

Table 11 – 1.65% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Three Years Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset Allocation Model

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB

Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Conservative Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset

Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	15.64	11.96	0.00
AIM V.I. Global Health Care Fund	13.63	15.00	0.00
AIM V.I. Technology Fund	15.51	16.43	0.00
AIM V.I. Utilities Fund	20.48	24.30	458.66
Alger American Growth Portfolio	14.97	17.66	0.00
Alger American Leveraged AllCap Portfolio	17.23	22.63	0.00
Alger American Mid-Cap Growth Portfolio	17.97	23.26	244.24
Alger American Small Capitalization Portfolio	21.45	24.74	228.62
American Century VP Balanced Fund	14.11	14.56	0.00
American Century VP Capital Appreciation Fund	16.91	24.26	0.00
American Century VP Income & Growth Fund	16.42	16.08	0.00
American Century VP Inflation Protection Fund	10.00	10.77	0.00
American Century VP International Fund	18.66	21.64	0.00
American Century VP Large Company Value Fund	12.24	11.87	0.00
American Century VP Mid Cap Value Fund	12.72	12.20	0.00
American Century VP Ultra Fund	9.51	11.31	0.00
American Century VP Value Fund	17.25	16.07	0.00
Calvert VS Social Equity Portfolio	14.09	15.24	0.00
Calvert VS Social Mid Cap Growth Portfolio	14.19	15.38	0.00
Calvert VS Social Small Cap Growth Portfolio	12.73	0.00	0.00
Fidelity VIP Asset Manager Portfolio	12.88	14.59	0.00
Fidelity VIP Asset Manager: Growth Portfolio	13.33	15.55	0.00
Fidelity VIP Balanced Portfolio	13.56	14.50	0.00
Fidelity VIP Contrafund Portfolio	17.56	20.26	0.00
Fidelity VIP Equity-Income Portfolio	17.14	17.07	0.00
Fidelity VIP Growth & Income Portfolio	14.50	15.95	0.00
Fidelity VIP Growth Opportunities Portfolio	14.38	17.39	0.00
Fidelity VIP Growth Portfolio	13.89	17.30	0.00
Fidelity VIP High Income Portfolio	15.55	15.69	0.00
Fidelity VIP Index 500 Portfolio	15.60	16.13	0.00
Fidelity VIP Investment Grade Bond Portfolio	11.16	11.43	0.00
Fidelity VIP MidCap Portfolio	21.54	24.44	0.00
Fidelity VIP Money Market Portfolio	10.34	10.69	0.00
Fidelity VIP Overseas Portfolio	20.79	23.93	0.00
Fidelity VIP Value Strategies Portfolio	12.83	13.31	0.00
Goldman Sachs VIT Growth and Income Fund	12.45	12.43	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.88	13.06	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.72	9.63	0.00
Janus Aspen Growth and Income Portfolio	15.48	16.56	0.00
JP Morgan Series Trust II Bond Portfolio	11.06	11.02	0.00
JP Morgan Series Trust II Small Company Portfolio	19.13	17.75	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	16.61	16.90	660.79
Lord Abbett Series Fund - International Portfolio	26.08	26.86	423.17
Lord Abbett Series Fund - Mid Cap Value Portfolio	18.07	17.87	620.45
MFS VIT Emerging Growth Series	15.45	18.37	0.00
MFS VIT Investors Trust Series	14.83	16.04	0.00
MFS VIT New Discovery Series	15.10	15.18	0.00
MFS VIT Research Series	15.60	17.33	0.00
Neuberger Berman AMT Fasciano Portfolio	10.60	10.48	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.77	15.34	729.77
Neuberger Berman AMT Regency Portfolio	12.19	12.38	0.00
PIMCO VIT High Yield Portfolio	12.85	13.08	0.00
PIMCO VIT Low Duration Portfolio	10.13	10.70	0.00
PIMCO VIT Real Return Portfolio	11.15	12.13	0.00
PIMCO VIT Total Return Portfolio	10.71	11.45	0.00
Premier VIT OpCap Renaissance Portfolio	10.41	10.89	0.00
Premier VIT OpCap Small Cap Portfolio	12.23	12.10	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	10.08	10.88	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.86	8.32	387.13
Rydex VT Inverse OTC Strategy Fund	5.21	4.55	972.87
Rydex VT Inverse S&P 500 Strategy Fund	5.98	5.93	563.20
Rydex VT Nova Fund	17.69	17.59	630.32
Rydex VT OTC Fund	15.27	17.70	0.00
Rydex VT Sector Rotation Fund	13.83	16.70	0.00
Rydex VT U.S. Government Money Market Fund	9.91	10.13	0.00
Van Eck Worldwide Bond Fund	13.16	14.20	0.00
Van Eck Worldwide Emerging Markets Fund	34.19	46.28	244.37
Van Eck Worldwide Hard Assets Fund	33.95	48.54	288.71
Van Eck Worldwide Real Estate Fund	27.85	27.63	0.00

Table 12 – 1.70% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Zero Years

Base Contract with GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.82	10.57	8288.65
AIM V.I. Global Health Care Fund	11.42	12.56	10966.21
AIM V.I. Technology Fund	10.43	11.04	1942.88
AIM V.I. Utilities Fund	16.88	20.02	21751.04
Alger American Growth Portfolio	10.84	12.78	132146.68
Alger American Leveraged AllCap Portfolio	12.65	16.61	38493.03
Alger American Mid-Cap Growth Portfolio	13.66	17.66	27151.34
Alger American Small Capitalization Portfolio	16.27	18.75	1280.51
American Century VP Balanced Fund	12.71	13.11	2198.99
American Century VP Capital Appreciation Fund	13.72	19.66	38346.35
American Century VP Income & Growth Fund	13.27	12.99	537.94
American Century VP Inflation Protection Fund	9.99	10.76	105602.70
American Century VP International Fund	15.74	18.25	39722.41
American Century VP Large Company Value Fund	12.23	11.86	130.39
American Century VP Mid Cap Value Fund	12.70	12.18	403.51
American Century VP Ultra Fund	9.50	11.29	2989.33
American Century VP Value Fund	14.97	13.94	82565.17
Calvert VS Social Equity Portfolio	12.01	12.99	17030.43
Calvert VS Social Mid Cap Growth Portfolio	11.24	12.17	11250.21
Calvert VS Social Small Cap Growth Portfolio	9.39	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.54	13.07	1625.01
Fidelity VIP Asset Manager: Growth Portfolio	11.21	13.07	1567.20
Fidelity VIP Balanced Portfolio	12.28	13.12	14624.13
Fidelity VIP Contrafund Portfolio	16.07	18.53	28816.11
Fidelity VIP Equity-Income Portfolio	14.21	14.15	66980.79
Fidelity VIP Growth & Income Portfolio	12.28	13.51	5168.42
Fidelity VIP Growth Opportunities Portfolio	11.71	14.15	2949.02
Fidelity VIP Growth Portfolio	10.09	12.56	28082.07
Fidelity VIP High Income Portfolio	14.94	15.06	17431.47
Fidelity VIP Index 500 Portfolio	12.44	12.87	168821.12
Fidelity VIP Investment Grade Bond Portfolio	11.62	11.89	7317.62
Fidelity VIP MidCap Portfolio	19.10	21.66	44391.33
Fidelity VIP Money Market Portfolio	10.30	10.65	84675.16
Fidelity VIP Overseas Portfolio	17.54	20.19	64274.96
Fidelity VIP Value Strategies Portfolio	12.81	13.28	2672.07
Goldman Sachs VIT Growth and Income Fund	12.44	12.41	980.51
Goldman Sachs VIT Mid Cap Value Fund	12.86	13.04	19412.64
Goldman Sachs VIT Structured Small Cap Equity Fund	11.71	9.61	41410.13
Janus Aspen Growth and Income Portfolio	15.45	16.52	6586.16
JP Morgan Series Trust II Bond Portfolio	11.41	11.36	49315.44
JP Morgan Series Trust II Small Company Portfolio	14.57	13.51	2861.35
Lord Abbett Series Fund - Growth and Income Portfolio	13.59	13.82	1665.94
Lord Abbett Series Fund - International Portfolio	22.20	22.85	100097.01
Lord Abbett Series Fund - Mid Cap Value Portfolio	16.09	15.91	43655.09
MFS VIT Emerging Growth Series	11.14	13.23	2702.99
MFS VIT Investors Trust Series	12.15	13.14	710.81
MFS VIT New Discovery Series	10.87	10.92	0.00
MFS VIT Research Series	12.26	13.61	2542.48
Neuberger Berman AMT Fasciano Portfolio	10.59	10.46	2423.81
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.75	15.32	3231.88
Neuberger Berman AMT Regency Portfolio	12.18	12.37	25654.78
PIMCO VIT High Yield Portfolio	12.82	13.05	34116.40
PIMCO VIT Low Duration Portfolio	10.11	10.67	15013.92
PIMCO VIT Real Return Portfolio	11.13	12.10	28970.65
PIMCO VIT Total Return Portfolio	10.69	11.43	228699.99
Premier VIT OpCap Renaissance Portfolio	10.40	10.87	418.21
Premier VIT OpCap Small Cap Portfolio	12.22	12.08	2645.10
Rydex VT Government Long Bond 1.2x Strategy Fund	10.07	10.87	2660.99
Rydex VT Inverse Government Long Bond Strategy Fund	8.84	8.30	977.93
Rydex VT Inverse OTC Strategy Fund	5.69	4.96	652.80
Rydex VT Inverse S&P 500 Strategy Fund	6.76	6.70	480.70
Rydex VT Nova Fund	12.81	12.74	284.32
Rydex VT OTC Fund	12.04	13.94	1505.09
Rydex VT Sector Rotation Fund	13.81	16.67	3719.37
Rydex VT U.S. Government Money Market Fund	9.84	10.05	0.00
Van Eck Worldwide Bond Fund	13.13	14.16	7044.44
Van Eck Worldwide Emerging Markets Fund	27.98	37.85	14704.32
Van Eck Worldwide Hard Assets Fund	29.66	42.38	35746.61
Van Eck Worldwide Real Estate Fund	27.79	27.56	6079.07

Table 13 – 1.75% Asset Charge

Base Contract with Bonus Credit Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.37	9.46	0.00
AIM V.I. Global Health Care Fund	11.79	12.96	0.00
AIM V.I. Technology Fund	11.17	11.82	0.00
AIM V.I. Utilities Fund	14.26	16.90	0.00
Alger American Growth Portfolio	11.77	13.87	3492.94
Alger American Leveraged AllCap Portfolio	13.59	17.83	0.00
Alger American Mid-Cap Growth Portfolio	12.01	15.52	142.18
Alger American Small Capitalization Portfolio	14.09	16.23	0.00
American Century VP Balanced Fund	11.29	11.64	0.00
American Century VP Capital Appreciation Fund	14.36	20.57	0.00
American Century VP Income & Growth Fund	12.15	11.89	0.00
American Century VP Inflation Protection Fund	9.98	10.74	6329.09
American Century VP International Fund	14.10	16.34	1521.20
American Century VP Large Company Value Fund	12.21	11.84	0.00
American Century VP Mid Cap Value Fund	12.69	12.17	0.00
American Century VP Ultra Fund	9.49	11.27	0.00
American Century VP Value Fund	12.37	11.51	2975.44
Calvert VS Social Equity Portfolio	11.36	12.27	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.68	11.56	0.00
Calvert VS Social Small Cap Growth Portfolio	9.14	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.91	12.35	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.90	12.70	0.00
Fidelity VIP Balanced Portfolio	11.49	12.27	0.00
Fidelity VIP Contrafund Portfolio	12.82	14.78	0.00
Fidelity VIP Equity-Income Portfolio	12.52	12.46	982.83
Fidelity VIP Growth & Income Portfolio	11.88	13.06	0.00
Fidelity VIP Growth Opportunities Portfolio	11.26	13.60	0.00
Fidelity VIP Growth Portfolio	11.08	13.79	0.00
Fidelity VIP High Income Portfolio	11.08	11.16	775.96
Fidelity VIP Index 500 Portfolio	11.94	12.34	4861.93
Fidelity VIP Investment Grade Bond Portfolio	10.28	10.52	466.44
Fidelity VIP MidCap Portfolio	13.10	14.85	0.00
Fidelity VIP Money Market Portfolio	10.44	10.79	6950.66
Fidelity VIP Overseas Portfolio	13.99	16.09	0.00
Fidelity VIP Value Strategies Portfolio	12.10	12.54	0.00
Goldman Sachs VIT Growth and Income Fund	12.43	12.39	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.85	13.02	300.97
Goldman Sachs VIT Structured Small Cap Equity Fund	11.70	9.60	1588.20
Janus Aspen Growth and Income Portfolio	12.17	13.01	0.00
JP Morgan Series Trust II Bond Portfolio	10.39	10.34	6669.59
JP Morgan Series Trust II Small Company Portfolio	11.89	11.02	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	12.00	12.20	0.00
Lord Abbett Series Fund - International Portfolio	16.43	16.91	3726.55
Lord Abbett Series Fund - Mid Cap Value Portfolio	12.17	12.03	1806.22
MFS VIT Emerging Growth Series	11.78	13.99	0.00
MFS VIT Investors Trust Series	12.00	12.97	0.00
MFS VIT New Discovery Series	11.86	11.92	0.00
MFS VIT Research Series	11.86	13.17	0.00
Neuberger Berman AMT Fasciano Portfolio	10.57	10.44	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.74	15.30	0.00
Neuberger Berman AMT Regency Portfolio	12.17	12.35	0.00
PIMCO VIT High Yield Portfolio	11.05	11.24	2050.27
PIMCO VIT Low Duration Portfolio	10.15	10.70	0.00
PIMCO VIT Real Return Portfolio	10.03	10.91	0.00
PIMCO VIT Total Return Portfolio	10.31	11.02	13402.84
Premier VIT OpCap Renaissance Portfolio	10.39	10.86	0.00
Premier VIT OpCap Small Cap Portfolio	12.20	12.06	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	10.06	10.85	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	9.75	9.15	0.00
Rydex VT Inverse OTC Strategy Fund	9.38	8.18	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.63	8.55	0.00
Rydex VT Nova Fund	12.42	12.34	0.00
Rydex VT OTC Fund	10.60	12.27	0.00
Rydex VT Sector Rotation Fund	12.57	15.16	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.43	0.00
Van Eck Worldwide Bond Fund	10.08	10.86	0.00
Van Eck Worldwide Emerging Markets Fund	18.74	25.34	0.00
Van Eck Worldwide Hard Assets Fund	17.76	25.36	635.96
Van Eck Worldwide Real Estate Fund	16.14	16.00	0.00

Table 14 – 1.80% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Five Years

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Estate Planning Rider and Surrender Charge Rider – Zero Years

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.75	10.50	9055.68
AIM V.I. Global Health Care Fund	11.37	12.49	7998.58
AIM V.I. Technology Fund	10.38	10.98	722.83
AIM V.I. Utilities Fund	16.80	19.91	3242.59
Alger American Growth Portfolio	10.79	12.71	17254.70
Alger American Leveraged AllCap Portfolio	12.59	16.51	5167.26
Alger American Mid-Cap Growth Portfolio	13.59	17.56	7911.14
Alger American Small Capitalization Portfolio	16.19	18.64	2339.43
American Century VP Balanced Fund	12.64	13.03	3344.03
American Century VP Capital Appreciation Fund	13.65	19.55	128.71
American Century VP Income & Growth Fund	13.20	12.91	374.23
American Century VP Inflation Protection Fund	9.97	10.72	6937.86
American Century VP International Fund	15.67	18.14	23512.98
American Century VP Large Company Value Fund	12.20	11.82	3380.23
American Century VP Mid Cap Value Fund	12.68	12.15	0.00
American Century VP Ultra Fund	9.49	11.26	0.00
American Century VP Value Fund	14.90	13.86	25520.97
Calvert VS Social Equity Portfolio	11.96	12.92	505.94
Calvert VS Social Mid Cap Growth Portfolio	11.18	12.10	1067.09
Calvert VS Social Small Cap Growth Portfolio	9.35	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.48	12.99	0.00
Fidelity VIP Asset Manager: Growth Portfolio	11.16	13.00	385.13
Fidelity VIP Balanced Portfolio	12.22	13.04	1165.48
Fidelity VIP Contrafund Portfolio	15.99	18.42	38621.22
Fidelity VIP Equity-Income Portfolio	14.14	14.06	5772.99
Fidelity VIP Growth & Income Portfolio	12.22	13.43	1109.91
Fidelity VIP Growth Opportunities Portfolio	11.65	14.07	74.28
Fidelity VIP Growth Portfolio	10.04	12.49	159.32
Fidelity VIP High Income Portfolio	14.87	14.97	9130.61
Fidelity VIP Index 500 Portfolio	12.38	12.79	27556.81
Fidelity VIP Investment Grade Bond Portfolio	11.57	11.82	3792.45
Fidelity VIP MidCap Portfolio	19.01	21.53	14434.32
Fidelity VIP Money Market Portfolio	10.25	10.59	22744.82
Fidelity VIP Overseas Portfolio	17.46	20.07	6948.72
Fidelity VIP Value Strategies Portfolio	12.78	13.23	2854.06
Goldman Sachs VIT Growth and Income Fund	12.42	12.37	1323.32
Goldman Sachs VIT Mid Cap Value Fund	12.84	13.00	5084.49
Goldman Sachs VIT Structured Small Cap Equity Fund	11.69	9.58	4187.98
Janus Aspen Growth and Income Portfolio	15.39	16.44	420.97
JP Morgan Series Trust II Bond Portfolio	11.35	11.30	12955.83
JP Morgan Series Trust II Small Company Portfolio	14.51	13.44	2498.35
Lord Abbett Series Fund - Growth and Income Portfolio	13.53	13.74	9593.56
Lord Abbett Series Fund - International Portfolio	22.09	22.72	8113.42
Lord Abbett Series Fund - Mid Cap Value Portfolio	16.01	15.81	13137.40
MFS VIT Emerging Growth Series	11.08	13.15	681.08
MFS VIT Investors Trust Series	12.09	13.06	0.00
MFS VIT New Discovery Series	10.81	10.86	795.66
MFS VIT Research Series	12.20	13.53	117.53
Neuberger Berman AMT Fasciano Portfolio	10.56	10.43	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.73	15.28	0.00
Neuberger Berman AMT Regency Portfolio	12.15	12.33	0.00
PIMCO VIT High Yield Portfolio	12.78	12.99	3446.07
PIMCO VIT Low Duration Portfolio	10.07	10.62	0.00
PIMCO VIT Real Return Portfolio	11.09	12.05	1055.31
PIMCO VIT Total Return Portfolio	10.65	11.37	42320.12
Premier VIT OpCap Renaissance Portfolio	10.38	10.84	0.00
Premier VIT OpCap Small Cap Portfolio	12.19	12.04	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	10.05	10.83	1033.46
Rydex VT Inverse Government Long Bond Strategy Fund	8.82	8.27	0.00
Rydex VT Inverse OTC Strategy Fund	5.67	4.94	2749.61
Rydex VT Inverse S&P 500 Strategy Fund	6.73	6.66	11871.02
Rydex VT Nova Fund	12.75	12.66	0.00
Rydex VT OTC Fund	11.98	13.86	924.97
Rydex VT Sector Rotation Fund	13.78	16.61	0.00
Rydex VT U.S. Government Money Market Fund	9.79	9.99	0.00
Van Eck Worldwide Bond Fund	13.07	14.09	336.10
Van Eck Worldwide Emerging Markets Fund	27.85	37.64	6953.05
Van Eck Worldwide Hard Assets Fund	29.52	42.13	5561.56
Van Eck Worldwide Real Estate Fund	27.67	27.42	1012.84

Table 15 – 1.85% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB

Moderate Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.25	9.36	0.00
AIM V.I. Global Health Care Fund	10.57	11.60	0.00
AIM V.I. Technology Fund	11.40	12.06	0.00
AIM V.I. Utilities Fund	12.39	14.67	0.00
Alger American Growth Portfolio	10.78	12.69	3342.99
Alger American Leveraged AllCap Portfolio	12.57	16.48	0.00
Alger American Mid-Cap Growth Portfolio	11.08	14.31	799.08
Alger American Small Capitalization Portfolio	12.58	14.47	0.00
American Century VP Balanced Fund	10.91	11.24	0.00
American Century VP Capital Appreciation Fund	12.61	18.04	0.00
American Century VP Income & Growth Fund	11.63	11.36	0.00
American Century VP Inflation Protection Fund	9.99	10.74	4620.50
American Century VP International Fund	13.14	15.21	544.97
American Century VP Large Company Value Fund	12.03	11.65	0.00
American Century VP Mid Cap Value Fund	12.04	11.53	0.00
American Century VP Ultra Fund	9.72	11.53	0.00
American Century VP Value Fund	11.86	11.02	2658.22
Calvert VS Social Equity Portfolio	10.89	11.75	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.37	11.21	0.00
Calvert VS Social Small Cap Growth Portfolio	9.93	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.72	12.12	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.73	12.49	0.00
Fidelity VIP Balanced Portfolio	11.42	12.19	0.00
Fidelity VIP Contrafund Portfolio	11.76	13.54	0.00
Fidelity VIP Equity-Income Portfolio	12.10	12.03	1566.23
Fidelity VIP Growth & Income Portfolio	11.75	12.90	0.00
Fidelity VIP Growth Opportunities Portfolio	11.03	13.31	0.00
Fidelity VIP Growth Portfolio	10.82	13.45	0.00
Fidelity VIP High Income Portfolio	10.92	10.99	170.88
Fidelity VIP Index 500 Portfolio	11.57	11.94	5751.20
Fidelity VIP Investment Grade Bond Portfolio	10.18	10.40	0.00
Fidelity VIP MidCap Portfolio	11.88	13.45	0.00
Fidelity VIP Money Market Portfolio	10.36	10.70	1304.88
Fidelity VIP Overseas Portfolio	12.81	14.72	1346.23
Fidelity VIP Value Strategies Portfolio	11.79	12.21	0.00
Goldman Sachs VIT Growth and Income Fund	12.16	12.11	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.69	11.84	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.12	9.12	1172.98
Janus Aspen Growth and Income Portfolio	11.23	11.99	0.00
JP Morgan Series Trust II Bond Portfolio	10.21	10.15	3113.61
JP Morgan Series Trust II Small Company Portfolio	11.34	10.50	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.86	12.04	0.00
Lord Abbett Series Fund - International Portfolio	14.23	14.63	5616.40
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.23	11.09	1484.37
MFS VIT Emerging Growth Series	11.18	13.27	0.00
MFS VIT Investors Trust Series	11.43	12.35	0.00
MFS VIT New Discovery Series	11.34	11.39	0.00
MFS VIT Research Series	10.99	12.18	0.00
Neuberger Berman AMT Fasciano Portfolio	10.50	10.36	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	11.93	14.31	0.00
Neuberger Berman AMT Regency Portfolio	11.30	11.45	0.00
PIMCO VIT High Yield Portfolio	10.72	10.89	1350.02
PIMCO VIT Low Duration Portfolio	10.19	10.74	0.00
PIMCO VIT Real Return Portfolio	9.91	10.77	0.00
PIMCO VIT Total Return Portfolio	10.14	10.82	8677.93
Premier VIT OpCap Renaissance Portfolio	11.27	11.76	0.00
Premier VIT OpCap Small Cap Portfolio	12.51	12.35	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.34	10.06	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.70	10.03	0.00
Rydex VT Inverse OTC Strategy Fund	9.36	8.15	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.93	8.84	0.00
Rydex VT Nova Fund	11.95	11.86	0.00
Rydex VT OTC Fund	10.70	12.37	0.00
Rydex VT Sector Rotation Fund	11.74	14.15	0.00
Rydex VT U.S. Government Money Market Fund	10.22	10.42	0.00
Van Eck Worldwide Bond Fund	10.26	11.05	0.00
Van Eck Worldwide Emerging Markets Fund	15.63	21.11	0.00
Van Eck Worldwide Hard Assets Fund	14.33	20.45	1007.99
Van Eck Worldwide Real Estate Fund	14.40	14.26	0.00

Table 16 – 1.90% Asset Charge

Base Contract with Bonus Credit Rider and Estate Planning Rider

Base Contract with Higher Education Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Three Years

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.68	10.44	0.00
AIM V.I. Global Health Care Fund	11.31	12.41	0.00
AIM V.I. Technology Fund	10.33	10.92	0.00
AIM V.I. Utilities Fund	16.73	19.80	1737.13
Alger American Growth Portfolio	10.74	12.63	3907.11
Alger American Leveraged AllCap Portfolio	12.53	16.41	0.00
Alger American Mid-Cap Growth Portfolio	13.52	17.45	708.66
Alger American Small Capitalization Portfolio	16.11	18.53	0.00
American Century VP Balanced Fund	12.58	12.95	0.00
American Century VP Capital Appreciation Fund	13.58	19.43	25.16
American Century VP Income & Growth Fund	13.14	12.83	0.00
American Century VP Inflation Protection Fund	9.95	10.69	442.87
American Century VP International Fund	15.59	18.03	2374.63
American Century VP Large Company Value Fund	12.18	11.79	0.00
American Century VP Mid Cap Value Fund	12.65	12.11	0.00
American Century VP Ultra Fund	9.47	11.22	0.00
American Century VP Value Fund	14.83	13.77	2341.07
Calvert VS Social Equity Portfolio	11.90	12.84	0.00
Calvert VS Social Mid Cap Growth Portfolio	11.13	12.03	0.00
Calvert VS Social Small Cap Growth Portfolio	9.31	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.43	12.91	0.00
Fidelity VIP Asset Manager: Growth Portfolio	11.10	12.92	0.00
Fidelity VIP Balanced Portfolio	12.16	12.97	0.00
Fidelity VIP Contrafund Portfolio	15.91	18.31	2554.85
Fidelity VIP Equity-Income Portfolio	14.07	13.98	128.96
Fidelity VIP Growth & Income Portfolio	12.16	13.35	0.00
Fidelity VIP Growth Opportunities Portfolio	11.60	13.98	0.00
Fidelity VIP Growth Portfolio	9.99	12.42	0.00
Fidelity VIP High Income Portfolio	14.80	14.89	427.79
Fidelity VIP Index 500 Portfolio	12.32	12.72	2828.01
Fidelity VIP Investment Grade Bond Portfolio	11.51	11.75	0.00
Fidelity VIP MidCap Portfolio	18.91	21.40	22.75
Fidelity VIP Money Market Portfolio	10.20	10.53	2254.96
Fidelity VIP Overseas Portfolio	17.37	19.95	983.52
Fidelity VIP Value Strategies Portfolio	12.75	13.19	0.00
Goldman Sachs VIT Growth and Income Fund	12.39	12.34	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.81	12.97	4.17
Goldman Sachs VIT Structured Small Cap Equity Fund	11.66	9.56	93.13
Janus Aspen Growth and Income Portfolio	15.34	16.36	0.00
JP Morgan Series Trust II Bond Portfolio	11.30	11.24	1630.54
JP Morgan Series Trust II Small Company Portfolio	14.44	13.36	481.82
Lord Abbett Series Fund - Growth and Income Portfolio	13.46	13.66	0.00
Lord Abbett Series Fund - International Portfolio	21.98	22.59	342.88
Lord Abbett Series Fund - Mid Cap Value Portfolio	15.93	15.72	3326.81
MFS VIT Emerging Growth Series	11.03	13.08	0.00
MFS VIT Investors Trust Series	12.03	12.99	0.00
MFS VIT New Discovery Series	10.76	10.79	0.00
MFS VIT Research Series	12.14	13.45	0.00
Neuberger Berman AMT Fasciano Portfolio	10.54	10.40	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.70	15.23	0.00
Neuberger Berman AMT Regency Portfolio	12.13	12.29	0.00
PIMCO VIT High Yield Portfolio	12.73	12.93	108.70
PIMCO VIT Low Duration Portfolio	10.04	10.57	0.00
PIMCO VIT Real Return Portfolio	11.05	11.99	0.00
PIMCO VIT Total Return Portfolio	10.61	11.32	3849.86
Premier VIT OpCap Renaissance Portfolio	10.36	10.81	0.00
Premier VIT OpCap Small Cap Portfolio	12.17	12.01	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	10.03	10.80	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.80	8.24	1537.84
Rydex VT Inverse OTC Strategy Fund	5.64	4.91	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.70	6.62	2006.30
Rydex VT Nova Fund	12.69	12.59	0.00
Rydex VT OTC Fund	11.93	13.79	0.00
Rydex VT Sector Rotation Fund	13.74	16.55	3096.18
Rydex VT U.S. Government Money Market Fund	9.74	9.93	0.00
Van Eck Worldwide Bond Fund	13.02	14.01	0.00
Van Eck Worldwide Emerging Markets Fund	27.72	37.43	830.31
Van Eck Worldwide Hard Assets Fund	29.37	41.88	672.45
Van Eck Worldwide Real Estate Fund	27.56	27.28	0.00

Table 17 – 1.95% Asset Charge

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Moderate Asset Allocation Model

Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	15.44	11.78	127.82
AIM V.I. Global Health Care Fund	13.46	14.77	0.00
AIM V.I. Technology Fund	15.32	16.18	0.00
AIM V.I. Utilities Fund	20.23	23.93	2116.31
Alger American Growth Portfolio	14.78	17.38	10089.61
Alger American Leveraged AllCap Portfolio	17.01	22.28	1462.57
Alger American Mid-Cap Growth Portfolio	17.75	22.90	2815.49
Alger American Small Capitalization Portfolio	21.19	24.36	405.10
American Century VP Balanced Fund	13.93	14.34	99.10
American Century VP Capital Appreciation Fund	16.70	23.88	3076.49
American Century VP Income & Growth Fund	16.22	15.83	0.00
American Century VP Inflation Protection Fund	9.94	10.68	7793.73
American Century VP International Fund	18.43	21.31	9938.86
American Century VP Large Company Value Fund	12.16	11.77	0.00
American Century VP Mid Cap Value Fund	12.64	12.09	0.00
American Century VP Ultra Fund	9.46	11.21	0.00
American Century VP Value Fund	17.04	15.82	11221.95
Calvert VS Social Equity Portfolio	13.91	15.00	0.00
Calvert VS Social Mid Cap Growth Portfolio	14.02	15.14	0.00
Calvert VS Social Small Cap Growth Portfolio	12.57	0.00	0.00
Fidelity VIP Asset Manager Portfolio	12.72	14.36	0.00
Fidelity VIP Asset Manager: Growth Portfolio	13.17	15.31	0.00
Fidelity VIP Balanced Portfolio	13.39	14.28	0.00
Fidelity VIP Contrafund Portfolio	17.35	19.95	2132.99
Fidelity VIP Equity-Income Portfolio	16.92	16.81	2541.43
Fidelity VIP Growth & Income Portfolio	14.32	15.71	0.00
Fidelity VIP Growth Opportunities Portfolio	14.20	17.12	0.00
Fidelity VIP Growth Portfolio	13.72	17.03	1484.91
Fidelity VIP High Income Portfolio	14.02	14.10	3222.54
Fidelity VIP Index 500 Portfolio	15.40	15.89	16107.79
Fidelity VIP Investment Grade Bond Portfolio	11.02	11.25	941.53
Fidelity VIP MidCap Portfolio	21.28	24.06	89.26
Fidelity VIP Money Market Portfolio	10.21	10.53	11385.12
Fidelity VIP Overseas Portfolio	20.71	23.77	2363.39
Fidelity VIP Value Strategies Portfolio	12.73	13.16	0.00
Goldman Sachs VIT Growth and Income Fund	12.38	12.32	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.80	12.95	626.32
Goldman Sachs VIT Structured Small Cap Equity Fund	11.65	9.54	4917.96
Janus Aspen Growth and Income Portfolio	15.31	16.32	0.00
JP Morgan Series Trust II Bond Portfolio	10.92	10.85	7610.22
JP Morgan Series Trust II Small Company Portfolio	18.89	17.47	105.33
Lord Abbett Series Fund - Growth and Income Portfolio	16.40	16.64	1253.45
Lord Abbett Series Fund - International Portfolio	25.76	26.45	5506.48
Lord Abbett Series Fund - Mid Cap Value Portfolio	17.84	17.60	7210.90
MFS VIT Emerging Growth Series	15.26	18.09	0.00
MFS VIT Investors Trust Series	14.64	15.80	0.00
MFS VIT New Discovery Series	14.91	14.95	0.00
MFS VIT Research Series	15.41	17.06	0.00
Neuberger Berman AMT Fasciano Portfolio	10.53	10.38	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.69	15.21	1051.80
Neuberger Berman AMT Regency Portfolio	12.12	12.27	3685.93
PIMCO VIT High Yield Portfolio	12.71	12.90	27828.21
PIMCO VIT Low Duration Portfolio	10.02	10.55	240.87
PIMCO VIT Real Return Portfolio	11.03	11.96	2011.90
PIMCO VIT Total Return Portfolio	10.59	11.30	33486.12
Premier VIT OpCap Renaissance Portfolio	10.35	10.79	0.00
Premier VIT OpCap Small Cap Portfolio	12.16	11.99	16.09
Rydex VT Government Long Bond 1.2x Strategy Fund	10.02	10.78	19.41
Rydex VT Inverse Government Long Bond Strategy Fund	8.78	8.23	1754.78
Rydex VT Inverse OTC Strategy Fund	5.15	4.48	3962.64
Rydex VT Inverse S&P 500 Strategy Fund	5.90	5.84	2750.13
Rydex VT Nova Fund	17.47	17.32	911.67
Rydex VT OTC Fund	15.08	17.42	0.00
Rydex VT Sector Rotation Fund	13.72	16.52	1429.27
Rydex VT U.S. Government Money Market Fund	9.79	9.98	0.00
Van Eck Worldwide Bond Fund	12.99	13.98	14.42
Van Eck Worldwide Emerging Markets Fund	33.77	45.57	1132.89
Van Eck Worldwide Hard Assets Fund	33.53	47.79	3900.17
Van Eck Worldwide Real Estate Fund	27.50	27.21	3497.91

Table 18 – 2.05% Asset Charge

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Zero Years

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation

Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.58	10.35	557.10
AIM V.I. Global Health Care Fund	11.23	12.31	1031.78
AIM V.I. Technology Fund	10.26	10.82	551.51
AIM V.I. Utilities Fund	16.61	19.63	5887.71
Alger American Growth Portfolio	10.66	12.52	35293.20
Alger American Leveraged AllCap Portfolio	12.44	16.27	8746.19
Alger American Mid-Cap Growth Portfolio	13.42	17.30	8786.57
Alger American Small Capitalization Portfolio	15.99	18.37	3169.34
American Century VP Balanced Fund	12.49	12.84	5574.47
American Century VP Capital Appreciation Fund	13.48	19.26	2994.72
American Century VP Income & Growth Fund	13.04	12.72	3818.53
American Century VP Inflation Protection Fund	9.92	10.64	30959.91
American Century VP International Fund	15.47	17.88	24916.15
American Century VP Large Company Value Fund	12.14	11.73	590.45
American Century VP Mid Cap Value Fund	12.61	12.06	2356.75
American Century VP Ultra Fund	9.44	11.17	0.00
American Century VP Value Fund	14.72	13.65	37864.85
Calvert VS Social Equity Portfolio	11.82	12.73	0.00
Calvert VS Social Mid Cap Growth Portfolio	11.05	11.93	0.00
Calvert VS Social Small Cap Growth Portfolio	9.24	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.34	12.80	734.71
Fidelity VIP Asset Manager: Growth Portfolio	11.02	12.81	565.75
Fidelity VIP Balanced Portfolio	12.07	12.85	7702.01
Fidelity VIP Contrafund Portfolio	15.80	18.15	36576.30
Fidelity VIP Equity-Income Portfolio	13.97	13.86	27126.17
Fidelity VIP Growth & Income Portfolio	12.08	13.23	1980.15
Fidelity VIP Growth Opportunities Portfolio	11.51	13.86	124.84
Fidelity VIP Growth Portfolio	9.92	12.31	1083.85
Fidelity VIP High Income Portfolio	14.69	14.75	6333.58
Fidelity VIP Index 500 Portfolio	12.23	12.60	58954.04
Fidelity VIP Investment Grade Bond Portfolio	11.43	11.65	22806.41
Fidelity VIP MidCap Portfolio	18.77	21.21	5164.81
Fidelity VIP Money Market Portfolio	10.13	10.44	37604.63
Fidelity VIP Overseas Portfolio	17.25	19.78	21040.16
Fidelity VIP Value Strategies Portfolio	12.70	13.11	0.00
Goldman Sachs VIT Growth and Income Fund	12.35	12.28	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.77	12.91	7307.80
Goldman Sachs VIT Structured Small Cap Equity Fund	11.63	9.51	11913.72
Janus Aspen Growth and Income Portfolio	15.25	16.25	616.60
JP Morgan Series Trust II Bond Portfolio	11.22	11.14	24640.78
JP Morgan Series Trust II Small Company Portfolio	14.34	13.25	4584.34
Lord Abbett Series Fund - Growth and Income Portfolio	13.36	13.54	16708.95
Lord Abbett Series Fund - International Portfolio	21.82	22.39	19385.49
Lord Abbett Series Fund - Mid Cap Value Portfolio	15.81	15.58	17079.04
MFS VIT Emerging Growth Series	10.95	12.96	879.71
MFS VIT Investors Trust Series	11.94	12.87	0.00
MFS VIT New Discovery Series	10.68	10.70	515.07
MFS VIT Research Series	12.05	13.33	488.30
Neuberger Berman AMT Fasciano Portfolio	10.51	10.35	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.67	15.16	1022.36
Neuberger Berman AMT Regency Portfolio	12.09	12.24	4001.52
PIMCO VIT High Yield Portfolio	12.66	12.84	10993.37
PIMCO VIT Low Duration Portfolio	9.98	10.50	14975.79
PIMCO VIT Real Return Portfolio	10.99	11.91	9912.52
PIMCO VIT Total Return Portfolio	10.55	11.24	95737.57
Premier VIT OpCap Renaissance Portfolio	10.33	10.76	0.00
Premier VIT OpCap Small Cap Portfolio	12.13	11.95	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	10.00	10.75	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.76	8.20	397.44
Rydex VT Inverse OTC Strategy Fund	5.60	4.87	929.28
Rydex VT Inverse S&P 500 Strategy Fund	6.65	6.57	519.54
Rydex VT Nova Fund	12.60	12.48	884.10
Rydex VT OTC Fund	11.84	13.67	0.00
Rydex VT Sector Rotation Fund	13.69	16.46	676.95
Rydex VT U.S. Government Money Market Fund	9.68	9.85	3299.89
Van Eck Worldwide Bond Fund	12.94	13.91	301.34
Van Eck Worldwide Emerging Markets Fund	27.53	37.11	4579.23
Van Eck Worldwide Hard Assets Fund	29.16	41.51	11950.95
Van Eck Worldwide Real Estate Fund	27.39	27.07	4999.69

Table 19 – 2.10% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider

and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB

Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate

Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.28	9.35	0.00
AIM V.I. Global Health Care Fund	11.70	12.82	0.00
AIM V.I. Technology Fund	11.09	11.69	0.00
AIM V.I. Utilities Fund	14.16	16.72	0.00
Alger American Growth Portfolio	11.69	13.73	125.67
Alger American Leveraged AllCap Portfolio	13.49	17.64	0.00
Alger American Mid-Cap Growth Portfolio	11.92	15.36	49.06
Alger American Small Capitalization Portfolio	13.98	16.05	0.00
American Century VP Balanced Fund	11.21	11.52	0.00
American Century VP Capital Appreciation Fund	14.25	20.35	0.00
American Century VP Income & Growth Fund	12.06	11.76	0.00
American Century VP Inflation Protection Fund	9.91	10.63	0.00
American Century VP International Fund	14.00	16.16	256.86
American Century VP Large Company Value Fund	12.13	11.72	0.00
American Century VP Mid Cap Value Fund	12.60	12.04	0.00
American Century VP Ultra Fund	9.43	11.16	0.00
American Century VP Value Fund	12.28	11.39	271.15
Calvert VS Social Equity Portfolio	11.27	12.14	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.61	11.44	0.00
Calvert VS Social Small Cap Growth Portfolio	9.07	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.83	12.22	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.82	12.56	0.00
Fidelity VIP Balanced Portfolio	11.41	12.14	0.00
Fidelity VIP Contrafund Portfolio	12.73	14.62	0.00
Fidelity VIP Equity-Income Portfolio	12.43	12.32	0.00
Fidelity VIP Growth & Income Portfolio	11.80	12.92	0.00
Fidelity VIP Growth Opportunities Portfolio	11.18	13.45	0.00
Fidelity VIP Growth Portfolio	11.00	13.64	0.00
Fidelity VIP High Income Portfolio	11.00	11.04	89.46
Fidelity VIP Index 500 Portfolio	11.85	12.21	277.86
Fidelity VIP Investment Grade Bond Portfolio	10.21	10.40	0.00
Fidelity VIP MidCap Portfolio	13.00	14.69	0.00
Fidelity VIP Money Market Portfolio	10.36	10.67	211.86
Fidelity VIP Overseas Portfolio	13.89	15.92	0.00
Fidelity VIP Value Strategies Portfolio	12.02	12.40	0.00
Goldman Sachs VIT Growth and Income Fund	12.34	12.26	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.76	12.89	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.62	9.50	74.09
Janus Aspen Growth and Income Portfolio	12.08	12.87	0.00
JP Morgan Series Trust II Bond Portfolio	10.31	10.23	120.67
JP Morgan Series Trust II Small Company Portfolio	11.81	10.90	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.92	12.07	0.00
Lord Abbett Series Fund - International Portfolio	16.31	16.72	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	12.08	11.90	98.85
MFS VIT Emerging Growth Series	11.70	13.84	0.00
MFS VIT Investors Trust Series	11.91	12.84	0.00
MFS VIT New Discovery Series	11.78	11.79	0.00
MFS VIT Research Series	11.78	13.02	0.00
Neuberger Berman AMT Fasciano Portfolio	10.50	10.34	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.65	15.14	0.00
Neuberger Berman AMT Regency Portfolio	12.08	12.22	0.00
PIMCO VIT High Yield Portfolio	10.97	11.12	0.00
PIMCO VIT Low Duration Portfolio	10.07	10.59	0.00
PIMCO VIT Real Return Portfolio	9.96	10.79	0.00
PIMCO VIT Total Return Portfolio	10.24	10.90	466.27
Premier VIT OpCap Renaissance Portfolio	10.32	10.74	0.00
Premier VIT OpCap Small Cap Portfolio	12.12	11.93	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.99	10.74	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	9.68	9.05	0.00
Rydex VT Inverse OTC Strategy Fund	9.31	8.09	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.57	8.46	0.00
Rydex VT Nova Fund	12.33	12.21	0.00
Rydex VT OTC Fund	10.52	12.14	0.00
Rydex VT Sector Rotation Fund	12.48	15.00	0.00
Rydex VT U.S. Government Money Market Fund	10.14	10.32	0.00
Van Eck Worldwide Bond Fund	10.00	10.74	0.00
Van Eck Worldwide Emerging Markets Fund	18.60	25.06	0.00
Van Eck Worldwide Hard Assets Fund	17.63	25.09	0.00
Van Eck Worldwide Real Estate Fund	16.02	15.82	0.00

Table 20 – 2.15% Asset Charge

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Higher Education Rider

Base Contract with GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider

and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider

and Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.52	10.29	0.00
AIM V.I. Global Health Care Fund	11.17	12.23	132.17
AIM V.I. Technology Fund	10.21	10.76	0.00
AIM V.I. Utilities Fund	16.53	19.52	0.00
Alger American Growth Portfolio	10.60	12.45	2956.83
Alger American Leveraged AllCap Portfolio	12.38	16.17	598.32
Alger American Mid-Cap Growth Portfolio	13.36	17.20	10211.72
Alger American Small Capitalization Portfolio	15.91	18.26	31.74
American Century VP Balanced Fund	12.43	12.76	4.76
American Century VP Capital Appreciation Fund	13.42	19.15	3236.42
American Century VP Income & Growth Fund	12.98	12.65	0.00
American Century VP Inflation Protection Fund	9.90	10.61	2760.71
American Century VP International Fund	15.40	17.77	3230.32
American Century VP Large Company Value Fund	12.12	11.70	3553.58
American Century VP Mid Cap Value Fund	12.59	12.02	0.00
American Century VP Ultra Fund	9.42	11.14	0.00
American Century VP Value Fund	14.65	13.57	11437.98
Calvert VS Social Equity Portfolio	11.76	12.66	0.00
Calvert VS Social Mid Cap Growth Portfolio	11.00	11.86	335.72
Calvert VS Social Small Cap Growth Portfolio	9.20	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.29	12.72	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.97	12.73	0.00
Fidelity VIP Balanced Portfolio	12.01	12.78	1727.61
Fidelity VIP Contrafund Portfolio	15.72	18.04	88080.69
Fidelity VIP Equity-Income Portfolio	13.90	13.77	1127.80
Fidelity VIP Growth & Income Portfolio	12.02	13.15	0.00
Fidelity VIP Growth Opportunities Portfolio	11.46	13.78	0.00
Fidelity VIP Growth Portfolio	9.87	12.23	0.00
Fidelity VIP High Income Portfolio	14.62	14.67	211.46
Fidelity VIP Index 500 Portfolio	12.17	12.53	4238.87
Fidelity VIP Investment Grade Bond Portfolio	11.37	11.58	686.88
Fidelity VIP MidCap Portfolio	18.68	21.09	27131.56
Fidelity VIP Money Market Portfolio	10.08	10.37	1990.14
Fidelity VIP Overseas Portfolio	17.16	19.66	8195.99
Fidelity VIP Value Strategies Portfolio	12.66	13.07	0.00
Goldman Sachs VIT Growth and Income Fund	12.33	12.24	165.94
Goldman Sachs VIT Mid Cap Value Fund	12.75	12.87	479.04
Goldman Sachs VIT Structured Small Cap Equity Fund	11.60	9.48	845.00
Janus Aspen Growth and Income Portfolio	15.19	16.17	67.78
JP Morgan Series Trust II Bond Portfolio	11.17	11.08	2189.70
JP Morgan Series Trust II Small Company Portfolio	14.27	13.17	304.93
Lord Abbett Series Fund - Growth and Income Portfolio	13.30	13.46	259.92
Lord Abbett Series Fund - International Portfolio	21.71	22.25	2846.82
Lord Abbett Series Fund - Mid Cap Value Portfolio	15.74	15.49	1508.38
MFS VIT Emerging Growth Series	10.89	12.88	0.00
MFS VIT Investors Trust Series	11.88	12.80	0.00
MFS VIT New Discovery Series	10.63	10.64	0.00
MFS VIT Research Series	11.99	13.26	0.00
Neuberger Berman AMT Fasciano Portfolio	10.49	10.32	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.64	15.12	0.00
Neuberger Berman AMT Regency Portfolio	12.07	12.20	0.00
PIMCO VIT High Yield Portfolio	12.61	12.78	1751.60
PIMCO VIT Low Duration Portfolio	9.95	10.45	0.00
PIMCO VIT Real Return Portfolio	10.95	11.85	3123.40
PIMCO VIT Total Return Portfolio	10.52	11.19	12402.79
Premier VIT OpCap Renaissance Portfolio	10.31	10.73	0.00
Premier VIT OpCap Small Cap Portfolio	12.11	11.92	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.98	10.72	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.74	8.17	0.00
Rydex VT Inverse OTC Strategy Fund	5.57	4.84	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.62	6.53	0.00
Rydex VT Nova Fund	12.54	12.41	0.00
Rydex VT OTC Fund	11.79	13.59	0.00
Rydex VT Sector Rotation Fund	13.65	16.40	0.00
Rydex VT U.S. Government Money Market Fund	9.63	9.79	0.00
Van Eck Worldwide Bond Fund	12.89	13.83	0.00
Van Eck Worldwide Emerging Markets Fund	27.40	36.90	17105.32
Van Eck Worldwide Hard Assets Fund	29.01	41.27	777.27
Van Eck Worldwide Real Estate Fund	27.27	26.93	86.40

Table 21 – 2.20% Asset Charge

Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge

Rider – Zero Years

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation

Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	15.28	11.63	0.00
AIM V.I. Global Health Care Fund	13.33	14.58	0.00
AIM V.I. Technology Fund	15.16	15.97	0.00
AIM V.I. Utilities Fund	20.02	23.62	386.60
Alger American Growth Portfolio	14.63	17.16	5895.36
Alger American Leveraged AllCap Portfolio	16.84	21.99	1264.27
Alger American Mid-Cap Growth Portfolio	17.57	22.61	967.15
Alger American Small Capitalization Portfolio	20.97	24.04	0.00
American Century VP Balanced Fund	13.79	14.15	0.00
American Century VP Capital Appreciation Fund	16.53	23.58	1387.64
American Century VP Income & Growth Fund	16.05	15.63	0.00
American Century VP Inflation Protection Fund	9.89	10.60	9464.58
American Century VP International Fund	18.24	21.04	235.76
American Century VP Large Company Value Fund	12.10	11.68	0.00
American Century VP Mid Cap Value Fund	12.58	12.00	29.34
American Century VP Ultra Fund	9.41	11.12	484.53
American Century VP Value Fund	16.86	15.62	3052.10
Calvert VS Social Equity Portfolio	13.77	14.81	0.00
Calvert VS Social Mid Cap Growth Portfolio	13.87	14.95	0.00
Calvert VS Social Small Cap Growth Portfolio	12.44	0.00	0.00
Fidelity VIP Asset Manager Portfolio	12.59	14.18	0.00
Fidelity VIP Asset Manager: Growth Portfolio	13.03	15.12	0.00
Fidelity VIP Balanced Portfolio	13.26	14.10	1741.88
Fidelity VIP Contrafund Portfolio	17.17	19.70	155.85
Fidelity VIP Equity-Income Portfolio	16.75	16.59	3312.59
Fidelity VIP Growth & Income Portfolio	14.17	15.50	0.00
Fidelity VIP Growth Opportunities Portfolio	14.06	16.90	0.00
Fidelity VIP Growth Portfolio	13.57	16.82	98.85
Fidelity VIP High Income Portfolio	15.20	15.25	0.00
Fidelity VIP Index 500 Portfolio	15.24	15.68	8562.13
Fidelity VIP Investment Grade Bond Portfolio	10.91	11.11	13.81
Fidelity VIP MidCap Portfolio	21.06	23.75	1514.57
Fidelity VIP Money Market Portfolio	10.10	10.40	3878.02
Fidelity VIP Overseas Portfolio	20.32	23.26	2391.21
Fidelity VIP Value Strategies Portfolio	12.64	13.04	29.81
Goldman Sachs VIT Growth and Income Fund	12.32	12.23	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.74	12.85	1473.92
Goldman Sachs VIT Structured Small Cap Equity Fund	11.59	9.47	2770.90
Janus Aspen Growth and Income Portfolio	15.16	16.13	0.00
JP Morgan Series Trust II Bond Portfolio	10.81	10.71	4578.78
JP Morgan Series Trust II Small Company Portfolio	18.70	17.25	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	16.23	16.42	915.63
Lord Abbett Series Fund - International Portfolio	25.49	26.11	6440.13
Lord Abbett Series Fund - Mid Cap Value Portfolio	17.66	17.37	2284.83
MFS VIT Emerging Growth Series	15.11	17.86	0.00
MFS VIT Investors Trust Series	14.49	15.60	0.00
MFS VIT New Discovery Series	14.76	14.76	0.00
MFS VIT Research Series	15.25	16.84	0.00
Neuberger Berman AMT Fasciano Portfolio	10.48	10.30	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.63	15.09	0.00
Neuberger Berman AMT Regency Portfolio	12.06	12.18	273.47
PIMCO VIT High Yield Portfolio	12.59	12.75	2792.11
PIMCO VIT Low Duration Portfolio	9.93	10.43	0.00
PIMCO VIT Real Return Portfolio	10.93	11.82	911.73
PIMCO VIT Total Return Portfolio	10.50	11.16	15112.70
Premier VIT OpCap Renaissance Portfolio	10.30	10.71	0.00
Premier VIT OpCap Small Cap Portfolio	12.10	11.90	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.97	10.70	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.73	8.15	318.48
Rydex VT Inverse OTC Strategy Fund	5.09	4.42	822.82
Rydex VT Inverse S&P 500 Strategy Fund	5.84	5.76	477.31
Rydex VT Nova Fund	17.29	17.10	246.02
Rydex VT OTC Fund	14.92	17.20	0.00
Rydex VT Sector Rotation Fund	13.63	16.37	261.05
Rydex VT U.S. Government Money Market Fund	9.69	9.85	0.00
Van Eck Worldwide Bond Fund	12.86	13.80	0.00
Van Eck Worldwide Emerging Markets Fund	33.42	44.99	856.39
Van Eck Worldwide Hard Assets Fund	33.18	47.18	1180.87
Van Eck Worldwide Real Estate Fund	27.22	26.86	14.33

Table 22 – 2.25% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.45	10.23	0.00
AIM V.I. Global Health Care Fund	11.12	12.16	0.00
AIM V.I. Technology Fund	10.16	10.70	0.00
AIM V.I. Utilities Fund	16.45	19.41	0.00
Alger American Growth Portfolio	10.55	12.37	566.55
Alger American Leveraged AllCap Portfolio	12.32	16.08	0.00
Alger American Mid-Cap Growth Portfolio	13.29	17.09	0.00
Alger American Small Capitalization Portfolio	15.84	18.15	0.00
American Century VP Balanced Fund	12.37	12.69	0.00
American Century VP Capital Appreciation Fund	13.35	19.03	0.00
American Century VP Income & Growth Fund	12.91	12.57	0.00
American Century VP Inflation Protection Fund	9.88	10.58	307.09
American Century VP International Fund	15.32	17.66	558.55
American Century VP Large Company Value Fund	12.09	11.66	0.00
American Century VP Mid Cap Value Fund	12.56	11.99	0.00
American Century VP Ultra Fund	9.40	11.11	0.00
American Century VP Value Fund	14.58	13.49	610.31
Calvert VS Social Equity Portfolio	11.71	12.59	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.95	11.79	0.00
Calvert VS Social Small Cap Growth Portfolio	9.16	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.23	12.65	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.91	12.65	0.00
Fidelity VIP Balanced Portfolio	11.95	12.70	0.00
Fidelity VIP Contrafund Portfolio	15.64	17.94	0.00
Fidelity VIP Equity-Income Portfolio	13.83	13.69	28.23
Fidelity VIP Growth & Income Portfolio	11.96	13.08	0.00
Fidelity VIP Growth Opportunities Portfolio	11.40	13.70	0.00
Fidelity VIP Growth Portfolio	9.82	12.16	0.00
Fidelity VIP High Income Portfolio	14.55	14.58	236.10
Fidelity VIP Index 500 Portfolio	12.11	12.46	680.68
Fidelity VIP Investment Grade Bond Portfolio	11.31	11.51	0.00
Fidelity VIP MidCap Portfolio	18.59	20.96	0.00
Fidelity VIP Money Market Portfolio	10.03	10.31	1709.91
Fidelity VIP Overseas Portfolio	17.08	19.54	0.00
Fidelity VIP Value Strategies Portfolio	12.63	13.02	0.00
Goldman Sachs VIT Growth and Income Fund	12.31	12.21	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.72	12.83	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.58	9.46	281.23
Janus Aspen Growth and Income Portfolio	15.13	16.09	0.00
JP Morgan Series Trust II Bond Portfolio	11.12	11.01	1166.62
JP Morgan Series Trust II Small Company Portfolio	14.20	13.10	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	13.23	13.38	0.00
Lord Abbett Series Fund - International Portfolio	21.61	22.12	124.18
Lord Abbett Series Fund - Mid Cap Value Portfolio	15.66	15.40	291.50
MFS VIT Emerging Growth Series	10.84	12.81	0.00
MFS VIT Investors Trust Series	11.83	12.72	0.00
MFS VIT New Discovery Series	10.58	10.57	0.00
MFS VIT Research Series	11.94	13.18	0.00
Neuberger Berman AMT Fasciano Portfolio	10.47	10.29	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.62	15.07	0.00
Neuberger Berman AMT Regency Portfolio	12.05	12.16	0.00
PIMCO VIT High Yield Portfolio	12.57	12.72	81.96
PIMCO VIT Low Duration Portfolio	9.91	10.40	0.00
PIMCO VIT Real Return Portfolio	10.91	11.80	0.00
PIMCO VIT Total Return Portfolio	10.48	11.14	2068.62
Premier VIT OpCap Renaissance Portfolio	10.29	10.70	0.00
Premier VIT OpCap Small Cap Portfolio	12.08	11.88	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.96	10.69	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.72	8.14	0.00
Rydex VT Inverse OTC Strategy Fund	5.55	4.81	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.59	6.49	0.00
Rydex VT Nova Fund	12.49	12.34	0.00
Rydex VT OTC Fund	11.73	13.52	0.00
Rydex VT Sector Rotation Fund	13.61	16.34	0.00
Rydex VT U.S. Government Money Market Fund	9.59	9.74	0.00
Van Eck Worldwide Bond Fund	12.83	13.76	0.00
Van Eck Worldwide Emerging Markets Fund	27.27	36.69	0.00
Van Eck Worldwide Hard Assets Fund	28.87	41.03	16.43
Van Eck Worldwide Real Estate Fund	27.16	26.79	0.00

Table 23 – 2.30% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.42	10.20	0.00
AIM V.I. Global Health Care Fund	11.09	12.12	487.81
AIM V.I. Technology Fund	10.14	10.67	0.00
AIM V.I. Utilities Fund	16.42	19.35	0.00
Alger American Growth Portfolio	10.53	12.34	903.68
Alger American Leveraged AllCap Portfolio	12.29	16.03	0.00
Alger American Mid-Cap Growth Portfolio	13.26	17.04	184.15
Alger American Small Capitalization Portfolio	15.80	18.10	0.00
American Century VP Balanced Fund	12.34	12.65	30.18
American Century VP Capital Appreciation Fund	13.32	18.98	0.00
American Century VP Income & Growth Fund	12.88	12.53	0.00
American Century VP Inflation Protection Fund	9.87	10.57	31.61
American Century VP International Fund	15.29	17.61	942.84
American Century VP Large Company Value Fund	12.08	11.65	0.00
American Century VP Mid Cap Value Fund	12.55	11.97	0.00
American Century VP Ultra Fund	9.39	11.09	0.00
American Century VP Value Fund	14.54	13.45	1015.03
Calvert VS Social Equity Portfolio	11.68	12.55	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.92	11.76	0.00
Calvert VS Social Small Cap Growth Portfolio	9.13	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.20	12.61	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.89	12.62	0.00
Fidelity VIP Balanced Portfolio	11.92	12.66	0.00
Fidelity VIP Contrafund Portfolio	15.60	17.89	281.86
Fidelity VIP Equity-Income Portfolio	13.80	13.65	16.23
Fidelity VIP Growth & Income Portfolio	11.93	13.04	0.00
Fidelity VIP Growth Opportunities Portfolio	11.37	13.66	0.00
Fidelity VIP Growth Portfolio	9.80	12.13	0.00
Fidelity VIP High Income Portfolio	14.51	14.54	191.28
Fidelity VIP Index 500 Portfolio	12.08	12.42	1209.15
Fidelity VIP Investment Grade Bond Portfolio	11.29	11.48	0.00
Fidelity VIP MidCap Portfolio	18.55	20.90	0.00
Fidelity VIP Money Market Portfolio	10.00	10.28	0.00
Fidelity VIP Overseas Portfolio	17.04	19.48	371.83
Fidelity VIP Value Strategies Portfolio	12.61	12.99	0.00
Goldman Sachs VIT Growth and Income Fund	12.29	12.19	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.71	12.81	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.57	9.44	362.67
Janus Aspen Growth and Income Portfolio	15.11	16.05	0.00
JP Morgan Series Trust II Bond Portfolio	11.09	10.98	0.00
JP Morgan Series Trust II Small Company Portfolio	14.17	13.06	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	13.20	13.34	0.00
Lord Abbett Series Fund - International Portfolio	21.55	22.06	27.98
Lord Abbett Series Fund - Mid Cap Value Portfolio	15.62	15.35	411.98
MFS VIT Emerging Growth Series	10.81	12.77	0.00
MFS VIT Investors Trust Series	11.80	12.68	0.00
MFS VIT New Discovery Series	10.55	10.54	0.00
MFS VIT Research Series	11.91	13.14	0.00
Neuberger Berman AMT Fasciano Portfolio	10.46	10.27	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.60	15.05	0.00
Neuberger Berman AMT Regency Portfolio	12.03	12.15	0.00
PIMCO VIT High Yield Portfolio	12.54	12.69	5.83
PIMCO VIT Low Duration Portfolio	9.89	10.38	0.00
PIMCO VIT Real Return Portfolio	10.89	11.77	0.00
PIMCO VIT Total Return Portfolio	10.46	11.11	1610.52
Premier VIT OpCap Renaissance Portfolio	10.28	10.68	0.00
Premier VIT OpCap Small Cap Portfolio	12.07	11.86	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.95	10.67	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.70	8.12	0.00
Rydex VT Inverse OTC Strategy Fund	5.53	4.80	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.57	6.48	0.00
Rydex VT Nova Fund	12.46	12.31	0.00
Rydex VT OTC Fund	11.71	13.48	0.00
Rydex VT Sector Rotation Fund	13.60	16.31	0.00
Rydex VT U.S. Government Money Market Fund	9.56	9.71	0.00
Van Eck Worldwide Bond Fund	12.81	13.73	0.00
Van Eck Worldwide Emerging Markets Fund	27.21	36.59	0.00
Van Eck Worldwide Hard Assets Fund	28.80	40.91	3.92
Van Eck Worldwide Real Estate Fund	27.10	26.72	0.00

Table 24 – 2.35% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.17	9.25	0.00
AIM V.I. Global Health Care Fund	10.50	11.47	0.00
AIM V.I. Technology Fund	11.33	11.91	0.00
AIM V.I. Utilities Fund	12.31	14.50	0.00
Alger American Growth Portfolio	10.70	12.54	75.01
Alger American Leveraged AllCap Portfolio	12.49	16.28	0.00
Alger American Mid-Cap Growth Portfolio	11.01	14.14	0.00
Alger American Small Capitalization Portfolio	12.49	14.30	0.00
American Century VP Balanced Fund	10.84	11.10	0.00
American Century VP Capital Appreciation Fund	12.52	17.83	0.00
American Century VP Income & Growth Fund	11.55	11.23	0.00
American Century VP Inflation Protection Fund	9.93	10.62	0.00
American Century VP International Fund	13.05	15.03	110.26
American Century VP Large Company Value Fund	11.95	11.51	0.00
American Century VP Mid Cap Value Fund	11.96	11.39	0.00
American Century VP Ultra Fund	9.66	11.40	0.00
American Century VP Value Fund	11.78	10.89	136.84
Calvert VS Social Equity Portfolio	10.81	11.62	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.30	11.08	0.00
Calvert VS Social Small Cap Growth Portfolio	9.87	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.65	11.98	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.65	12.34	0.00
Fidelity VIP Balanced Portfolio	11.34	12.05	0.00
Fidelity VIP Contrafund Portfolio	11.68	13.38	0.00
Fidelity VIP Equity-Income Portfolio	12.02	11.89	0.00
Fidelity VIP Growth & Income Portfolio	11.67	12.75	0.00
Fidelity VIP Growth Opportunities Portfolio	10.96	13.15	0.00
Fidelity VIP Growth Portfolio	10.74	13.29	0.00
Fidelity VIP High Income Portfolio	10.85	10.86	56.36
Fidelity VIP Index 500 Portfolio	11.49	11.80	103.65
Fidelity VIP Investment Grade Bond Portfolio	10.11	10.28	0.00
Fidelity VIP MidCap Portfolio	11.80	13.30	0.00
Fidelity VIP Money Market Portfolio	10.29	10.58	276.31
Fidelity VIP Overseas Portfolio	12.72	14.54	0.00
Fidelity VIP Value Strategies Portfolio	11.71	12.06	0.00
Goldman Sachs VIT Growth and Income Fund	12.08	11.97	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.62	11.70	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.05	9.01	50.31
Janus Aspen Growth and Income Portfolio	11.15	11.85	0.00
JP Morgan Series Trust II Bond Portfolio	10.14	10.03	197.67
JP Morgan Series Trust II Small Company Portfolio	11.26	10.37	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.78	11.90	0.00
Lord Abbett Series Fund - International Portfolio	14.13	14.46	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.16	10.96	69.39
MFS VIT Emerging Growth Series	11.11	13.11	0.00
MFS VIT Investors Trust Series	11.35	12.20	0.00
MFS VIT New Discovery Series	11.27	11.25	0.00
MFS VIT Research Series	10.92	12.04	0.00
Neuberger Berman AMT Fasciano Portfolio	10.43	10.24	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	11.85	14.14	0.00
Neuberger Berman AMT Regency Portfolio	11.22	11.32	0.00
PIMCO VIT High Yield Portfolio	10.64	10.76	0.00
PIMCO VIT Low Duration Portfolio	10.13	10.62	0.00
PIMCO VIT Real Return Portfolio	9.85	10.64	0.00
PIMCO VIT Total Return Portfolio	10.07	10.69	305.83
Premier VIT OpCap Renaissance Portfolio	11.19	11.62	0.00
Premier VIT OpCap Small Cap Portfolio	12.42	12.20	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.28	9.95	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.63	9.91	0.00
Rydex VT Inverse OTC Strategy Fund	9.30	8.05	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.87	8.74	0.00
Rydex VT Nova Fund	11.87	11.72	0.00
Rydex VT OTC Fund	10.63	12.23	0.00
Rydex VT Sector Rotation Fund	11.66	13.98	0.00
Rydex VT U.S. Government Money Market Fund	10.15	10.30	0.00
Van Eck Worldwide Bond Fund	10.19	10.92	0.00
Van Eck Worldwide Emerging Markets Fund	15.52	20.87	0.00
Van Eck Worldwide Hard Assets Fund	14.24	20.21	0.00
Van Eck Worldwide Real Estate Fund	14.31	14.10	0.00

Table 25 – 2.40% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.35	10.14	97.23
AIM V.I. Global Health Care Fund	11.04	12.05	717.07
AIM V.I. Technology Fund	10.09	10.61	1923.00
AIM V.I. Utilities Fund	16.34	19.24	906.43
Alger American Growth Portfolio	10.47	12.26	10292.46
Alger American Leveraged AllCap Portfolio	12.23	15.94	547.74
Alger American Mid-Cap Growth Portfolio	13.19	16.94	2472.02
Alger American Small Capitalization Portfolio	15.72	17.99	614.47
American Century VP Balanced Fund	12.28	12.57	0.00
American Century VP Capital Appreciation Fund	13.25	18.86	0.00
American Century VP Income & Growth Fund	12.82	12.46	0.00
American Century VP Inflation Protection Fund	9.85	10.53	5270.11
American Century VP International Fund	15.21	17.51	3899.58
American Century VP Large Company Value Fund	12.06	11.61	0.00
American Century VP Mid Cap Value Fund	12.53	11.93	0.00
American Century VP Ultra Fund	9.37	11.06	69.05
American Century VP Value Fund	14.47	13.37	9237.07
Calvert VS Social Equity Portfolio	11.63	12.48	216.91
Calvert VS Social Mid Cap Growth Portfolio	10.87	11.69	359.91
Calvert VS Social Small Cap Growth Portfolio	9.09	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.15	12.54	718.04
Fidelity VIP Asset Manager: Growth Portfolio	10.83	12.54	0.00
Fidelity VIP Balanced Portfolio	11.86	12.59	10668.83
Fidelity VIP Contrafund Portfolio	15.53	17.78	2023.36
Fidelity VIP Equity-Income Portfolio	13.73	13.57	4480.56
Fidelity VIP Growth & Income Portfolio	11.87	12.96	497.71
Fidelity VIP Growth Opportunities Portfolio	11.32	13.58	1016.18
Fidelity VIP Growth Portfolio	9.75	12.05	2256.96
Fidelity VIP High Income Portfolio	14.44	14.45	1816.48
Fidelity VIP Index 500 Portfolio	12.02	12.35	12688.51
Fidelity VIP Investment Grade Bond Portfolio	11.23	11.41	415.21
Fidelity VIP MidCap Portfolio	18.45	20.78	2345.92
Fidelity VIP Money Market Portfolio	9.95	10.22	2350.27
Fidelity VIP Overseas Portfolio	16.95	19.37	5976.27
Fidelity VIP Value Strategies Portfolio	12.58	12.95	3056.92
Goldman Sachs VIT Growth and Income Fund	12.27	12.15	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.68	12.77	1491.54
Goldman Sachs VIT Structured Small Cap Equity Fund	11.55	9.41	3130.44
Janus Aspen Growth and Income Portfolio	15.05	15.98	1291.31
JP Morgan Series Trust II Bond Portfolio	11.04	10.92	2255.45
JP Morgan Series Trust II Small Company Portfolio	14.10	12.99	1391.66
Lord Abbett Series Fund - Growth and Income Portfolio	13.13	13.26	278.46
Lord Abbett Series Fund - International Portfolio	21.45	21.93	6804.35
Lord Abbett Series Fund - Mid Cap Value Portfolio	15.55	15.26	3113.55
MFS VIT Emerging Growth Series	10.76	12.69	0.00
MFS VIT Investors Trust Series	11.74	12.61	0.00
MFS VIT New Discovery Series	10.50	10.48	398.36
MFS VIT Research Series	11.85	13.06	0.00
Neuberger Berman AMT Fasciano Portfolio	10.44	10.24	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.58	15.00	604.20
Neuberger Berman AMT Regency Portfolio	12.01	12.11	534.15
PIMCO VIT High Yield Portfolio	12.50	12.63	4370.76
PIMCO VIT Low Duration Portfolio	9.86	10.33	1597.24
PIMCO VIT Real Return Portfolio	10.85	11.71	0.00
PIMCO VIT Total Return Portfolio	10.42	11.06	16485.09
Premier VIT OpCap Renaissance Portfolio	10.26	10.65	0.00
Premier VIT OpCap Small Cap Portfolio	12.05	11.83	182.98
Rydex VT Government Long Bond 1.2x Strategy Fund	9.93	10.64	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.68	8.09	0.00
Rydex VT Inverse OTC Strategy Fund	5.51	4.77	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.54	6.44	0.00
Rydex VT Nova Fund	12.40	12.24	5959.27
Rydex VT OTC Fund	11.65	13.40	5226.85
Rydex VT Sector Rotation Fund	13.56	16.25	0.00
Rydex VT U.S. Government Money Market Fund	9.52	9.65	0.00
Van Eck Worldwide Bond Fund	12.75	13.66	0.00
Van Eck Worldwide Emerging Markets Fund	27.08	36.38	270.26
Van Eck Worldwide Hard Assets Fund	28.66	40.66	1671.98
Van Eck Worldwide Real Estate Fund	26.99	26.58	92.10

Table 26 – 2.45% Asset Charge

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and

Moderate Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and

GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and

GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider,

Three-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB

Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.19	9.25	0.00
AIM V.I. Global Health Care Fund	11.62	12.68	0.00
AIM V.I. Technology Fund	11.01	11.57	0.00
AIM V.I. Utilities Fund	14.05	16.54	78.38
Alger American Growth Portfolio	11.60	13.58	7218.15
Alger American Leveraged AllCap Portfolio	13.39	17.45	0.00
Alger American Mid-Cap Growth Portfolio	11.83	15.19	2528.45
Alger American Small Capitalization Portfolio	13.88	15.88	0.00
American Century VP Balanced Fund	11.13	11.39	0.00
American Century VP Capital Appreciation Fund	14.15	20.13	0.00
American Century VP Income & Growth Fund	11.98	11.63	0.00
American Century VP Inflation Protection Fund	9.84	10.52	4964.74
American Century VP International Fund	13.90	15.99	7450.58
American Century VP Large Company Value Fund	12.04	11.59	0.00
American Century VP Mid Cap Value Fund	12.51	11.91	0.00
American Century VP Ultra Fund	9.36	11.04	0.00
American Century VP Value Fund	12.19	11.26	9296.67
Calvert VS Social Equity Portfolio	11.19	12.01	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.53	11.32	0.00
Calvert VS Social Small Cap Growth Portfolio	9.01	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.75	12.09	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.74	12.43	0.00
Fidelity VIP Balanced Portfolio	11.32	12.01	0.00
Fidelity VIP Contrafund Portfolio	12.64	14.46	42.93
Fidelity VIP Equity-Income Portfolio	12.34	12.19	2389.11
Fidelity VIP Growth & Income Portfolio	11.71	12.78	0.00
Fidelity VIP Growth Opportunities Portfolio	11.10	13.31	0.00
Fidelity VIP Growth Portfolio	10.92	13.49	0.00
Fidelity VIP High Income Portfolio	10.92	10.92	2381.23
Fidelity VIP Index 500 Portfolio	11.77	12.07	13209.34
Fidelity VIP Investment Grade Bond Portfolio	10.14	10.29	760.50
Fidelity VIP MidCap Portfolio	12.91	14.53	41.45
Fidelity VIP Money Market Portfolio	10.28	10.56	6451.42
Fidelity VIP Overseas Portfolio	13.79	15.75	1574.12
Fidelity VIP Value Strategies Portfolio	11.93	12.27	0.00
Goldman Sachs VIT Growth and Income Fund	12.26	12.14	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.67	12.75	938.24
Goldman Sachs VIT Structured Small Cap Equity Fund	11.54	9.40	3140.37
Janus Aspen Growth and Income Portfolio	11.99	12.73	0.00
JP Morgan Series Trust II Bond Portfolio	10.24	10.12	6324.17
JP Morgan Series Trust II Small Company Portfolio	11.72	10.79	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.83	11.94	0.00
Lord Abbett Series Fund - International Portfolio	16.19	16.54	5233.37
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.99	11.77	3414.13
MFS VIT Emerging Growth Series	11.61	13.69	0.00
MFS VIT Investors Trust Series	11.83	12.70	0.00
MFS VIT New Discovery Series	11.69	11.66	0.00
MFS VIT Research Series	11.69	12.88	0.00
Neuberger Berman AMT Fasciano Portfolio	10.43	10.23	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.57	14.98	0.00
Neuberger Berman AMT Regency Portfolio	12.00	12.09	0.00
PIMCO VIT High Yield Portfolio	10.89	11.00	1543.84
PIMCO VIT Low Duration Portfolio	10.00	10.47	0.00
PIMCO VIT Real Return Portfolio	9.89	10.67	0.00
PIMCO VIT Total Return Portfolio	10.16	10.78	22490.74
Premier VIT OpCap Renaissance Portfolio	10.25	10.63	0.00
Premier VIT OpCap Small Cap Portfolio	12.04	11.81	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.92	10.62	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	9.61	8.95	0.00
Rydex VT Inverse OTC Strategy Fund	9.24	8.00	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.51	8.37	0.00
Rydex VT Nova Fund	12.24	12.08	0.00
Rydex VT OTC Fund	10.44	12.01	0.00
Rydex VT Sector Rotation Fund	12.39	14.84	0.00
Rydex VT U.S. Government Money Market Fund	10.07	10.21	0.00
Van Eck Worldwide Bond Fund	9.93	10.63	0.00
Van Eck Worldwide Emerging Markets Fund	18.47	24.79	50.33
Van Eck Worldwide Hard Assets Fund	17.50	24.82	1190.71
Van Eck Worldwide Real Estate Fund	15.90	15.65	35.77

Table 27 – 2.50% Asset Charge

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider and Higher Education Rider

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.29	10.08	0.00
AIM V.I. Global Health Care Fund	10.98	11.98	0.00
AIM V.I. Technology Fund	10.05	10.55	0.00
AIM V.I. Utilities Fund	16.26	19.13	139.54
Alger American Growth Portfolio	10.42	12.19	94.22
Alger American Leveraged AllCap Portfolio	12.17	15.84	0.00
Alger American Mid-Cap Growth Portfolio	13.13	16.84	186.04
Alger American Small Capitalization Portfolio	15.64	17.88	0.00
American Century VP Balanced Fund	12.22	12.50	0.00
American Century VP Capital Appreciation Fund	13.19	18.75	0.00
American Century VP Income & Growth Fund	12.76	12.39	0.00
American Century VP Inflation Protection Fund	9.83	10.50	0.00
American Century VP International Fund	15.14	17.41	0.00
American Century VP Large Company Value Fund	12.03	11.58	0.00
American Century VP Mid Cap Value Fund	12.50	11.90	0.00
American Century VP Ultra Fund	9.35	11.02	0.00
American Century VP Value Fund	14.40	13.29	38.48
Calvert VS Social Equity Portfolio	11.57	12.41	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.82	11.63	0.00
Calvert VS Social Small Cap Growth Portfolio	9.05	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.09	12.46	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.78	12.47	0.00
Fidelity VIP Balanced Portfolio	11.80	12.52	0.00
Fidelity VIP Contrafund Portfolio	15.45	17.67	0.00
Fidelity VIP Equity-Income Portfolio	13.66	13.49	69.46
Fidelity VIP Growth & Income Portfolio	11.81	12.88	0.00
Fidelity VIP Growth Opportunities Portfolio	11.26	13.50	0.00
Fidelity VIP Growth Portfolio	9.70	11.98	0.00
Fidelity VIP High Income Portfolio	14.37	14.37	0.00
Fidelity VIP Index 500 Portfolio	11.97	12.27	346.52
Fidelity VIP Investment Grade Bond Portfolio	11.18	11.34	0.00
Fidelity VIP MidCap Portfolio	18.36	20.66	0.00
Fidelity VIP Money Market Portfolio	9.90	10.16	0.00
Fidelity VIP Overseas Portfolio	16.87	19.26	53.42
Fidelity VIP Value Strategies Portfolio	12.54	12.90	0.00
Goldman Sachs VIT Growth and Income Fund	12.25	12.12	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.66	12.74	66.60
Goldman Sachs VIT Structured Small Cap Equity Fund	11.52	9.39	66.48
Janus Aspen Growth and Income Portfolio	14.99	15.90	0.00
JP Morgan Series Trust II Bond Portfolio	10.99	10.86	0.00
JP Morgan Series Trust II Small Company Portfolio	14.04	12.91	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	13.07	13.18	0.00
Lord Abbett Series Fund - International Portfolio	21.34	21.80	84.99
Lord Abbett Series Fund - Mid Cap Value Portfolio	15.47	15.17	152.45
MFS VIT Emerging Growth Series	10.71	12.62	0.00
MFS VIT Investors Trust Series	11.68	12.53	0.00
MFS VIT New Discovery Series	10.45	10.42	0.00
MFS VIT Research Series	11.79	12.98	0.00
Neuberger Berman AMT Fasciano Portfolio	10.42	10.21	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.55	14.96	0.00
Neuberger Berman AMT Regency Portfolio	11.99	12.07	0.00
PIMCO VIT High Yield Portfolio	12.45	12.57	0.00
PIMCO VIT Low Duration Portfolio	9.82	10.28	0.00
PIMCO VIT Real Return Portfolio	10.81	11.66	0.00
PIMCO VIT Total Return Portfolio	10.38	11.01	47.59
Premier VIT OpCap Renaissance Portfolio	10.24	10.62	0.00
Premier VIT OpCap Small Cap Portfolio	12.02	11.79	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.91	10.61	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.66	8.06	0.00
Rydex VT Inverse OTC Strategy Fund	5.48	4.74	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.51	6.40	0.00
Rydex VT Nova Fund	12.34	12.17	0.00
Rydex VT OTC Fund	11.60	13.32	0.00
Rydex VT Sector Rotation Fund	13.52	16.19	0.00
Rydex VT U.S. Government Money Market Fund	9.48	9.60	0.00
Van Eck Worldwide Bond Fund	12.70	13.59	0.00
Van Eck Worldwide Emerging Markets Fund	26.96	36.17	0.00
Van Eck Worldwide Hard Assets Fund	28.52	40.42	81.41
Van Eck Worldwide Real Estate Fund	26.88	26.44	0.00

Table 28 – 2.55% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	15.06	11.42	0.00
AIM V.I. Global Health Care Fund	13.13	14.32	0.00
AIM V.I. Technology Fund	14.94	15.68	0.00
AIM V.I. Utilities Fund	19.73	23.20	0.00
Alger American Growth Portfolio	14.42	16.85	0.00
Alger American Leveraged AllCap Portfolio	16.60	21.60	0.00
Alger American Mid-Cap Growth Portfolio	17.31	22.20	0.00
Alger American Small Capitalization Portfolio	20.66	23.61	0.00
American Century VP Balanced Fund	13.59	13.90	0.00
American Century VP Capital Appreciation Fund	16.29	23.15	0.00
American Century VP Income & Growth Fund	15.82	15.35	0.00
American Century VP Inflation Protection Fund	9.82	10.49	0.00
American Century VP International Fund	17.97	20.66	0.00
American Century VP Large Company Value Fund	12.02	11.56	0.00
American Century VP Mid Cap Value Fund	12.49	11.88	0.00
American Century VP Ultra Fund	9.34	11.01	0.00
American Century VP Value Fund	16.62	15.34	0.00
Calvert VS Social Equity Portfolio	13.57	14.55	0.00
Calvert VS Social Mid Cap Growth Portfolio	13.67	14.68	0.00
Calvert VS Social Small Cap Growth Portfolio	12.26	0.00	0.00
Fidelity VIP Asset Manager Portfolio	12.40	13.93	0.00
Fidelity VIP Asset Manager: Growth Portfolio	12.84	14.85	0.00
Fidelity VIP Balanced Portfolio	13.06	13.84	0.00
Fidelity VIP Contrafund Portfolio	16.92	19.34	59.02
Fidelity VIP Equity-Income Portfolio	16.51	16.29	0.00
Fidelity VIP Growth & Income Portfolio	13.97	15.23	0.00
Fidelity VIP Growth Opportunities Portfolio	13.85	16.60	0.00
Fidelity VIP Growth Portfolio	13.38	16.51	0.00
Fidelity VIP High Income Portfolio	14.98	14.97	0.00
Fidelity VIP Index 500 Portfolio	15.02	15.40	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.75	10.91	0.00
Fidelity VIP MidCap Portfolio	20.75	23.33	0.00
Fidelity VIP Money Market Portfolio	9.96	10.21	0.00
Fidelity VIP Overseas Portfolio	20.23	23.08	0.00
Fidelity VIP Value Strategies Portfolio	12.53	12.88	0.00
Goldman Sachs VIT Growth and Income Fund	12.23	12.10	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.65	12.72	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.51	9.37	0.00
Janus Aspen Growth and Income Portfolio	14.96	15.86	0.00
JP Morgan Series Trust II Bond Portfolio	10.65	10.52	0.00
JP Morgan Series Trust II Small Company Portfolio	18.43	16.94	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	16.00	16.13	0.00
Lord Abbett Series Fund - International Portfolio	25.12	25.64	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	17.40	17.06	0.00
MFS VIT Emerging Growth Series	14.89	17.54	0.00
MFS VIT Investors Trust Series	14.28	15.32	0.00
MFS VIT New Discovery Series	14.54	14.49	0.00
MFS VIT Research Series	15.03	16.54	0.00
Neuberger Berman AMT Fasciano Portfolio	10.41	10.20	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.54	14.94	0.00
Neuberger Berman AMT Regency Portfolio	11.97	12.06	0.00
PIMCO VIT High Yield Portfolio	12.43	12.54	0.00
PIMCO VIT Low Duration Portfolio	9.80	10.26	0.00
PIMCO VIT Real Return Portfolio	10.79	11.63	0.00
PIMCO VIT Total Return Portfolio	10.36	10.98	0.00
Premier VIT OpCap Renaissance Portfolio	10.23	10.60	0.00
Premier VIT OpCap Small Cap Portfolio	12.01	11.78	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.90	10.59	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.65	8.05	0.00
Rydex VT Inverse OTC Strategy Fund	5.02	4.34	0.00
Rydex VT Inverse S&P 500 Strategy Fund	5.76	5.66	0.00
Rydex VT Nova Fund	17.04	16.79	0.00
Rydex VT OTC Fund	14.71	16.89	0.00
Rydex VT Sector Rotation Fund	13.51	16.16	0.00
Rydex VT U.S. Government Money Market Fund	9.55	9.67	0.00
Van Eck Worldwide Bond Fund	12.67	13.55	0.00
Van Eck Worldwide Emerging Markets Fund	32.94	44.18	0.00
Van Eck Worldwide Hard Assets Fund	32.70	46.34	0.00
Van Eck Worldwide Real Estate Fund	26.82	26.38	0.00

Table 29 – 2.60% Asset Charge
Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.13	9.19	0.00
AIM V.I. Global Health Care Fund	10.46	11.40	0.00
AIM V.I. Technology Fund	11.29	11.84	0.00
AIM V.I. Utilities Fund	12.27	14.42	0.00
Alger American Growth Portfolio	10.67	12.47	0.00
Alger American Leveraged AllCap Portfolio	12.44	16.19	0.00
Alger American Mid-Cap Growth Portfolio	10.97	14.06	0.00
Alger American Small Capitalization Portfolio	12.45	14.22	0.00
American Century VP Balanced Fund	10.80	11.04	0.00
American Century VP Capital Appreciation Fund	12.48	17.72	0.00
American Century VP Income & Growth Fund	11.51	11.16	0.00
American Century VP Inflation Protection Fund	9.89	10.55	0.00
American Century VP International Fund	13.01	14.94	0.00
American Century VP Large Company Value Fund	11.91	11.45	0.00
American Century VP Mid Cap Value Fund	11.92	11.33	0.00
American Century VP Ultra Fund	9.63	11.33	0.00
American Century VP Value Fund	11.74	10.83	0.00
Calvert VS Social Equity Portfolio	10.78	11.55	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.26	11.01	0.00
Calvert VS Social Small Cap Growth Portfolio	9.83	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.62	11.91	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.62	12.27	0.00
Fidelity VIP Balanced Portfolio	11.31	11.97	0.00
Fidelity VIP Contrafund Portfolio	11.64	13.30	0.00
Fidelity VIP Equity-Income Portfolio	11.98	11.82	0.00
Fidelity VIP Growth & Income Portfolio	11.63	12.68	0.00
Fidelity VIP Growth Opportunities Portfolio	10.92	13.08	0.00
Fidelity VIP Growth Portfolio	10.71	13.21	0.00
Fidelity VIP High Income Portfolio	10.81	10.80	0.00
Fidelity VIP Index 500 Portfolio	11.45	11.73	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.08	10.22	0.00
Fidelity VIP MidCap Portfolio	11.76	13.22	0.00
Fidelity VIP Money Market Portfolio	10.26	10.51	0.00
Fidelity VIP Overseas Portfolio	12.68	14.46	0.00
Fidelity VIP Value Strategies Portfolio	11.67	11.99	0.00
Goldman Sachs VIT Growth and Income Fund	12.04	11.90	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.58	11.63	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.01	8.96	0.00
Janus Aspen Growth and Income Portfolio	11.12	11.78	0.00
JP Morgan Series Trust II Bond Portfolio	10.10	9.97	0.00
JP Morgan Series Trust II Small Company Portfolio	11.22	10.31	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.74	11.83	0.00
Lord Abbett Series Fund - International Portfolio	14.09	14.37	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.12	10.90	0.00
MFS VIT Emerging Growth Series	11.07	13.03	0.00
MFS VIT Investors Trust Series	11.32	12.13	0.00
MFS VIT New Discovery Series	11.23	11.19	0.00
MFS VIT Research Series	10.88	11.97	0.00
Neuberger Berman AMT Fasciano Portfolio	10.40	10.18	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	11.81	14.06	0.00
Neuberger Berman AMT Regency Portfolio	11.18	11.25	0.00
PIMCO VIT High Yield Portfolio	10.61	10.69	0.00
PIMCO VIT Low Duration Portfolio	10.09	10.55	0.00
PIMCO VIT Real Return Portfolio	9.81	10.58	0.00
PIMCO VIT Total Return Portfolio	10.04	10.63	0.00
Premier VIT OpCap Renaissance Portfolio	11.15	11.55	0.00
Premier VIT OpCap Small Cap Portfolio	12.38	12.13	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.25	9.89	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.59	9.85	0.00
Rydex VT Inverse OTC Strategy Fund	9.26	8.01	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.84	8.69	0.00
Rydex VT Nova Fund	11.83	11.65	0.00
Rydex VT OTC Fund	10.59	12.16	0.00
Rydex VT Sector Rotation Fund	11.62	13.90	0.00
Rydex VT U.S. Government Money Market Fund	10.12	10.24	0.00
Van Eck Worldwide Bond Fund	10.15	10.85	0.00
Van Eck Worldwide Emerging Markets Fund	15.47	20.74	0.00
Van Eck Worldwide Hard Assets Fund	14.19	20.09	0.00
Van Eck Worldwide Real Estate Fund	14.26	14.01	0.00

Table 30 – 2.65% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.19	9.99	0.00
AIM V.I. Global Health Care Fund	10.90	11.88	0.00
AIM V.I. Technology Fund	9.98	10.46	0.00
AIM V.I. Utilities Fund	16.15	18.97	0.00
Alger American Growth Portfolio	10.35	12.08	0.00
Alger American Leveraged AllCap Portfolio	12.08	15.70	0.00
Alger American Mid-Cap Growth Portfolio	13.03	16.70	0.00
Alger American Small Capitalization Portfolio	15.53	17.73	23.67
American Century VP Balanced Fund	12.13	12.39	79.94
American Century VP Capital Appreciation Fund	13.09	18.59	247.61
American Century VP Income & Growth Fund	12.66	12.28	0.00
American Century VP Inflation Protection Fund	9.80	10.45	0.00
American Century VP International Fund	15.03	17.25	39.66
American Century VP Large Company Value Fund	12.00	11.52	0.00
American Century VP Mid Cap Value Fund	12.46	11.84	0.00
American Century VP Ultra Fund	9.33	10.97	0.00
American Century VP Value Fund	14.29	13.18	0.00
Calvert VS Social Equity Portfolio	11.49	12.31	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.75	11.53	0.00
Calvert VS Social Small Cap Growth Portfolio	8.99	0.00	0.00
Fidelity VIP Asset Manager Portfolio	11.01	12.35	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.70	12.36	0.00
Fidelity VIP Balanced Portfolio	11.72	12.40	0.00
Fidelity VIP Contrafund Portfolio	15.34	17.52	269.16
Fidelity VIP Equity-Income Portfolio	13.56	13.37	73.90
Fidelity VIP Growth & Income Portfolio	11.72	12.77	0.00
Fidelity VIP Growth Opportunities Portfolio	11.18	13.38	0.00
Fidelity VIP Growth Portfolio	9.63	11.88	107.18
Fidelity VIP High Income Portfolio	14.26	14.24	0.00
Fidelity VIP Index 500 Portfolio	11.88	12.16	52.74
Fidelity VIP Investment Grade Bond Portfolio	11.09	11.24	291.83
Fidelity VIP MidCap Portfolio	18.23	20.47	24.13
Fidelity VIP Money Market Portfolio	9.83	10.07	0.00
Fidelity VIP Overseas Portfolio	16.75	19.09	0.00
Fidelity VIP Value Strategies Portfolio	12.49	12.83	0.00
Goldman Sachs VIT Growth and Income Fund	12.21	12.06	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.62	12.68	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.49	9.34	0.00
Janus Aspen Growth and Income Portfolio	14.91	15.79	0.00
JP Morgan Series Trust II Bond Portfolio	10.91	10.77	0.00
JP Morgan Series Trust II Small Company Portfolio	13.94	12.80	27.70
Lord Abbett Series Fund - Growth and Income Portfolio	12.97	13.07	0.00
Lord Abbett Series Fund - International Portfolio	21.19	21.61	24.07
Lord Abbett Series Fund - Mid Cap Value Portfolio	15.36	15.04	29.40
MFS VIT Emerging Growth Series	10.63	12.51	0.00
MFS VIT Investors Trust Series	11.60	12.42	0.00
MFS VIT New Discovery Series	10.37	10.33	0.00
MFS VIT Research Series	11.70	12.87	0.00
Neuberger Berman AMT Fasciano Portfolio	10.39	10.17	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.52	14.89	0.00
Neuberger Berman AMT Regency Portfolio	11.95	12.02	0.00
PIMCO VIT High Yield Portfolio	12.38	12.48	0.00
PIMCO VIT Low Duration Portfolio	9.77	10.21	0.00
PIMCO VIT Real Return Portfolio	10.75	11.58	0.00
PIMCO VIT Total Return Portfolio	10.32	10.93	0.00
Premier VIT OpCap Renaissance Portfolio	10.21	10.57	0.00
Premier VIT OpCap Small Cap Portfolio	11.99	11.74	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.88	10.56	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.62	8.02	0.00
Rydex VT Inverse OTC Strategy Fund	5.44	4.70	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.47	6.35	0.00
Rydex VT Nova Fund	12.26	12.07	0.00
Rydex VT OTC Fund	11.52	13.21	0.00
Rydex VT Sector Rotation Fund	13.47	16.10	0.00
Rydex VT U.S. Government Money Market Fund	9.41	9.52	0.00
Van Eck Worldwide Bond Fund	12.62	13.48	0.00
Van Eck Worldwide Emerging Markets Fund	26.77	35.87	143.00
Van Eck Worldwide Hard Assets Fund	28.31	40.07	61.10
Van Eck Worldwide Real Estate Fund	26.71	26.24	0.00

Table 31 – 2.70% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.11	9.17	0.00
AIM V.I. Global Health Care Fund	10.45	11.37	0.00
AIM V.I. Technology Fund	11.27	11.82	0.00
AIM V.I. Utilities Fund	12.25	14.38	0.00
Alger American Growth Portfolio	10.65	12.44	441.42
Alger American Leveraged AllCap Portfolio	12.43	16.15	0.00
Alger American Mid-Cap Growth Portfolio	10.95	14.03	116.52
Alger American Small Capitalization Portfolio	12.43	14.19	0.00
American Century VP Balanced Fund	10.78	11.01	0.00
American Century VP Capital Appreciation Fund	12.46	17.68	0.00
American Century VP Income & Growth Fund	11.49	11.14	0.00
American Century VP Inflation Protection Fund	9.88	10.53	0.00
American Century VP International Fund	12.99	14.91	569.76
American Century VP Large Company Value Fund	11.89	11.42	0.00
American Century VP Mid Cap Value Fund	11.90	11.30	0.00
American Century VP Ultra Fund	9.61	11.30	0.00
American Century VP Value Fund	11.72	10.80	598.05
Calvert VS Social Equity Portfolio	10.76	11.52	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.25	10.99	0.00
Calvert VS Social Small Cap Growth Portfolio	9.82	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.60	11.88	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.60	12.24	0.00
Fidelity VIP Balanced Portfolio	11.29	11.95	0.00
Fidelity VIP Contrafund Portfolio	11.63	13.27	0.00
Fidelity VIP Equity-Income Portfolio	11.96	11.79	0.00
Fidelity VIP Growth & Income Portfolio	11.62	12.65	0.00
Fidelity VIP Growth Opportunities Portfolio	10.91	13.05	0.00
Fidelity VIP Growth Portfolio	10.69	13.18	0.00
Fidelity VIP High Income Portfolio	10.79	10.77	122.05
Fidelity VIP Index 500 Portfolio	11.43	11.70	572.31
Fidelity VIP Investment Grade Bond Portfolio	10.06	10.19	0.00
Fidelity VIP MidCap Portfolio	11.75	13.19	0.00
Fidelity VIP Money Market Portfolio	10.24	10.49	0.00
Fidelity VIP Overseas Portfolio	12.66	14.42	241.88
Fidelity VIP Value Strategies Portfolio	11.66	11.96	0.00
Goldman Sachs VIT Growth and Income Fund	12.02	11.87	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.56	11.61	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.99	8.93	155.26
Janus Aspen Growth and Income Portfolio	11.10	11.75	0.00
JP Morgan Series Trust II Bond Portfolio	10.09	9.95	0.00
JP Morgan Series Trust II Small Company Portfolio	11.21	10.29	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.73	11.80	0.00
Lord Abbett Series Fund - International Portfolio	14.07	14.34	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.11	10.87	230.66
MFS VIT Emerging Growth Series	11.05	13.00	0.00
MFS VIT Investors Trust Series	11.30	12.10	0.00
MFS VIT New Discovery Series	11.21	11.16	0.00
MFS VIT Research Series	10.86	11.94	0.00
Neuberger Berman AMT Fasciano Portfolio	10.38	10.16	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	11.79	14.02	0.00
Neuberger Berman AMT Regency Portfolio	11.17	11.23	0.00
PIMCO VIT High Yield Portfolio	10.59	10.67	0.00
PIMCO VIT Low Duration Portfolio	10.08	10.53	0.00
PIMCO VIT Real Return Portfolio	9.80	10.55	0.00
PIMCO VIT Total Return Portfolio	10.02	10.61	799.07
Premier VIT OpCap Renaissance Portfolio	11.14	11.53	0.00
Premier VIT OpCap Small Cap Portfolio	12.36	12.10	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.23	9.86	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.58	9.83	0.00
Rydex VT Inverse OTC Strategy Fund	9.25	7.99	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.83	8.67	0.00
Rydex VT Nova Fund	11.81	11.63	0.00
Rydex VT OTC Fund	10.58	12.13	0.00
Rydex VT Sector Rotation Fund	11.61	13.87	0.00
Rydex VT U.S. Government Money Market Fund	10.10	10.22	0.00
Van Eck Worldwide Bond Fund	10.14	10.83	0.00
Van Eck Worldwide Emerging Markets Fund	15.45	20.69	0.00
Van Eck Worldwide Hard Assets Fund	14.17	20.04	0.00
Van Eck Worldwide Real Estate Fund	14.24	13.98	0.00

Table 32 – 2.75% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider

Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.12	9.93	28.13
AIM V.I. Global Health Care Fund	10.85	11.81	0.00
AIM V.I. Technology Fund	9.93	10.40	0.00
AIM V.I. Utilities Fund	16.08	18.87	36.75
Alger American Growth Portfolio	10.30	12.01	64.03
Alger American Leveraged AllCap Portfolio	12.02	15.61	0.00
Alger American Mid-Cap Growth Portfolio	12.97	16.60	40.29
Alger American Small Capitalization Portfolio	15.45	17.62	0.00
American Century VP Balanced Fund	12.07	12.32	0.00
American Century VP Capital Appreciation Fund	13.03	18.48	0.00
American Century VP Income & Growth Fund	12.60	12.20	0.00
American Century VP Inflation Protection Fund	9.79	10.42	119.15
American Century VP International Fund	14.95	17.15	53.33
American Century VP Large Company Value Fund	11.97	11.49	0.00
American Century VP Mid Cap Value Fund	12.44	11.81	0.00
American Century VP Ultra Fund	9.31	10.94	0.00
American Century VP Value Fund	14.22	13.10	62.02
Calvert VS Social Equity Portfolio	11.44	12.24	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.70	11.46	0.00
Calvert VS Social Small Cap Growth Portfolio	8.94	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.96	12.28	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.65	12.29	0.00
Fidelity VIP Balanced Portfolio	11.66	12.33	0.00
Fidelity VIP Contrafund Portfolio	15.26	17.42	0.00
Fidelity VIP Equity-Income Portfolio	13.49	13.29	49.64
Fidelity VIP Growth & Income Portfolio	11.67	12.70	0.00
Fidelity VIP Growth Opportunities Portfolio	11.12	13.30	0.00
Fidelity VIP Growth Portfolio	9.58	11.81	0.00
Fidelity VIP High Income Portfolio	14.19	14.16	9.15
Fidelity VIP Index 500 Portfolio	11.82	12.09	132.97
Fidelity VIP Investment Grade Bond Portfolio	11.04	11.18	58.51
Fidelity VIP MidCap Portfolio	18.14	20.35	0.00
Fidelity VIP Money Market Portfolio	9.78	10.01	121.68
Fidelity VIP Overseas Portfolio	16.66	18.97	0.00
Fidelity VIP Value Strategies Portfolio	12.46	12.78	0.00
Goldman Sachs VIT Growth and Income Fund	12.18	12.03	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.60	12.64	42.29
Goldman Sachs VIT Structured Small Cap Equity Fund	11.47	9.32	28.45
Janus Aspen Growth and Income Portfolio	14.85	15.71	0.00
JP Morgan Series Trust II Bond Portfolio	10.86	10.71	85.45
JP Morgan Series Trust II Small Company Portfolio	13.88	12.73	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	12.91	12.99	0.00
Lord Abbett Series Fund - International Portfolio	21.08	21.48	73.17
Lord Abbett Series Fund - Mid Cap Value Portfolio	15.28	14.95	13.42
MFS VIT Emerging Growth Series	10.58	12.43	0.00
MFS VIT Investors Trust Series	11.54	12.35	0.00
MFS VIT New Discovery Series	10.32	10.27	0.00
MFS VIT Research Series	11.65	12.79	0.00
Neuberger Berman AMT Fasciano Portfolio	10.37	10.14	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.49	14.85	0.00
Neuberger Berman AMT Regency Portfolio	11.93	11.98	0.00
PIMCO VIT High Yield Portfolio	12.34	12.42	42.09
PIMCO VIT Low Duration Portfolio	9.73	10.16	0.00
PIMCO VIT Real Return Portfolio	10.71	11.52	0.00
PIMCO VIT Total Return Portfolio	10.29	10.88	319.19
Premier VIT OpCap Renaissance Portfolio	10.19	10.54	0.00
Premier VIT OpCap Small Cap Portfolio	11.96	11.70	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.86	10.53	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.60	7.99	0.00
Rydex VT Inverse OTC Strategy Fund	5.42	4.68	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.44	6.31	0.00
Rydex VT Nova Fund	12.20	12.00	0.00
Rydex VT OTC Fund	11.46	13.14	0.00
Rydex VT Sector Rotation Fund	13.43	16.04	0.00
Rydex VT U.S. Government Money Market Fund	9.37	9.47	0.00
Van Eck Worldwide Bond Fund	12.57	13.41	0.00
Van Eck Worldwide Emerging Markets Fund	26.64	35.67	0.00
Van Eck Worldwide Hard Assets Fund	28.17	39.83	10.49
Van Eck Worldwide Real Estate Fund	26.60	26.10	0.00

Table 33 – 2.80% Asset Charge

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.10	9.15	0.00
AIM V.I. Global Health Care Fund	11.53	12.54	0.00
AIM V.I. Technology Fund	10.93	11.44	0.00
AIM V.I. Utilities Fund	13.95	16.36	0.00
Alger American Growth Portfolio	11.52	13.43	3964.59
Alger American Leveraged AllCap Portfolio	13.29	17.26	0.00
Alger American Mid-Cap Growth Portfolio	11.75	15.03	1001.92
Alger American Small Capitalization Portfolio	13.78	15.71	0.00
American Century VP Balanced Fund	11.05	11.27	0.00
American Century VP Capital Appreciation Fund	14.05	19.91	0.00
American Century VP Income & Growth Fund	11.89	11.51	0.00
American Century VP Inflation Protection Fund	9.78	10.41	0.00
American Century VP International Fund	13.80	15.82	5174.61
American Century VP Large Company Value Fund	11.96	11.47	0.00
American Century VP Mid Cap Value Fund	12.43	11.79	0.00
American Century VP Ultra Fund	9.30	10.92	0.00
American Century VP Value Fund	12.10	11.14	6194.25
Calvert VS Social Equity Portfolio	11.11	11.88	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.45	11.19	0.00
Calvert VS Social Small Cap Growth Portfolio	8.94	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.68	11.95	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.66	12.29	0.00
Fidelity VIP Balanced Portfolio	11.24	11.88	0.00
Fidelity VIP Contrafund Portfolio	12.55	14.31	0.00
Fidelity VIP Equity-Income Portfolio	12.25	12.06	0.00
Fidelity VIP Growth & Income Portfolio	11.63	12.64	0.00
Fidelity VIP Growth Opportunities Portfolio	11.02	13.16	0.00
Fidelity VIP Growth Portfolio	10.84	13.35	0.00
Fidelity VIP High Income Portfolio	10.84	10.81	1313.95
Fidelity VIP Index 500 Portfolio	11.68	11.94	5771.26
Fidelity VIP Investment Grade Bond Portfolio	10.06	10.18	0.00
Fidelity VIP MidCap Portfolio	12.82	14.37	0.00
Fidelity VIP Money Market Portfolio	10.21	10.44	0.00
Fidelity VIP Overseas Portfolio	13.69	15.58	2177.40
Fidelity VIP Value Strategies Portfolio	11.84	12.14	0.00
Goldman Sachs VIT Growth and Income Fund	12.17	12.01	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.58	12.62	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.46	9.30	1813.81
Janus Aspen Growth and Income Portfolio	11.91	12.59	0.00
JP Morgan Series Trust II Bond Portfolio	10.16	10.01	0.00
JP Morgan Series Trust II Small Company Portfolio	11.63	10.67	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.74	11.81	0.00
Lord Abbett Series Fund - International Portfolio	16.07	16.37	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.90	11.64	2302.72
MFS VIT Emerging Growth Series	11.53	13.55	0.00
MFS VIT Investors Trust Series	11.74	12.56	0.00
MFS VIT New Discovery Series	11.61	11.54	0.00
MFS VIT Research Series	11.61	12.74	0.00
Neuberger Berman AMT Fasciano Portfolio	10.36	10.12	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.48	14.83	0.00
Neuberger Berman AMT Regency Portfolio	11.91	11.97	0.00
PIMCO VIT High Yield Portfolio	10.81	10.88	0.00
PIMCO VIT Low Duration Portfolio	9.93	10.36	0.00
PIMCO VIT Real Return Portfolio	9.82	10.56	0.00
PIMCO VIT Total Return Portfolio	10.09	10.67	8419.72
Premier VIT OpCap Renaissance Portfolio	10.18	10.52	0.00
Premier VIT OpCap Small Cap Portfolio	11.95	11.69	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.85	10.51	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	9.54	8.85	0.00
Rydex VT Inverse OTC Strategy Fund	9.18	7.91	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.44	8.28	0.00
Rydex VT Nova Fund	12.15	11.95	0.00
Rydex VT OTC Fund	10.37	11.88	0.00
Rydex VT Sector Rotation Fund	12.30	14.68	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.10	0.00
Van Eck Worldwide Bond Fund	9.86	10.51	0.00
Van Eck Worldwide Emerging Markets Fund	18.33	24.53	0.00
Van Eck Worldwide Hard Assets Fund	17.37	24.55	0.00
Van Eck Worldwide Real Estate Fund	15.79	15.49	0.00

Table 34 – 2.85% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	13.06	9.87	0.00
AIM V.I. Global Health Care Fund	10.80	11.74	0.00
AIM V.I. Technology Fund	9.88	10.34	0.00
AIM V.I. Utilities Fund	16.00	18.76	0.00
Alger American Growth Portfolio	10.25	11.94	0.00
Alger American Leveraged AllCap Portfolio	11.96	15.52	0.00
Alger American Mid-Cap Growth Portfolio	12.91	16.50	0.00
Alger American Small Capitalization Portfolio	15.38	17.52	0.00
American Century VP Balanced Fund	12.01	12.24	0.00
American Century VP Capital Appreciation Fund	12.96	18.37	0.00
American Century VP Income & Growth Fund	12.54	12.13	0.00
American Century VP Inflation Protection Fund	9.77	10.39	0.00
American Century VP International Fund	14.88	17.05	0.00
American Century VP Large Company Value Fund	11.95	11.45	0.00
American Century VP Mid Cap Value Fund	12.41	11.77	0.00
American Century VP Ultra Fund	9.29	10.91	0.00
American Century VP Value Fund	14.15	13.02	0.00
Calvert VS Social Equity Portfolio	11.39	12.17	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.65	11.40	0.00
Calvert VS Social Small Cap Growth Portfolio	8.90	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.91	12.21	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.60	12.21	0.00
Fidelity VIP Balanced Portfolio	11.60	12.26	0.00
Fidelity VIP Contrafund Portfolio	15.19	17.31	0.00
Fidelity VIP Equity-Income Portfolio	13.43	13.21	0.00
Fidelity VIP Growth & Income Portfolio	11.61	12.62	0.00
Fidelity VIP Growth Opportunities Portfolio	11.07	13.22	0.00
Fidelity VIP Growth Portfolio	9.54	11.74	0.00
Fidelity VIP High Income Portfolio	14.12	14.07	0.00
Fidelity VIP Index 500 Portfolio	11.76	12.02	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.99	11.11	0.00
Fidelity VIP MidCap Portfolio	18.05	20.23	0.00
Fidelity VIP Money Market Portfolio	9.74	9.95	0.00
Fidelity VIP Overseas Portfolio	16.58	18.86	0.00
Fidelity VIP Value Strategies Portfolio	12.43	12.73	0.00
Goldman Sachs VIT Growth and Income Fund	12.16	11.99	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.57	12.60	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.44	9.29	0.00
Janus Aspen Growth and Income Portfolio	14.80	15.64	0.00
JP Morgan Series Trust II Bond Portfolio	10.81	10.65	0.00
JP Morgan Series Trust II Small Company Portfolio	13.81	12.66	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	12.85	12.91	0.00
Lord Abbett Series Fund - International Portfolio	20.98	21.35	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	15.21	14.86	0.00
MFS VIT Emerging Growth Series	10.52	12.36	0.00
MFS VIT Investors Trust Series	11.48	12.28	0.00
MFS VIT New Discovery Series	10.27	10.20	0.00
MFS VIT Research Series	11.59	12.72	0.00
Neuberger Berman AMT Fasciano Portfolio	10.35	10.11	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.47	14.80	0.00
Neuberger Berman AMT Regency Portfolio	11.90	11.95	0.00
PIMCO VIT High Yield Portfolio	12.29	12.36	0.00
PIMCO VIT Low Duration Portfolio	9.69	10.11	0.00
PIMCO VIT Real Return Portfolio	10.67	11.47	0.00
PIMCO VIT Total Return Portfolio	10.25	10.83	0.00
Premier VIT OpCap Renaissance Portfolio	10.17	10.51	0.00
Premier VIT OpCap Small Cap Portfolio	11.94	11.67	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.84	10.50	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.58	7.96	0.00
Rydex VT Inverse OTC Strategy Fund	5.39	4.65	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.41	6.28	0.00
Rydex VT Nova Fund	12.14	11.93	0.00
Rydex VT OTC Fund	11.41	13.06	0.00
Rydex VT Sector Rotation Fund	13.40	15.98	0.00
Rydex VT U.S. Government Money Market Fund	9.32	9.41	0.00
Van Eck Worldwide Bond Fund	12.52	13.34	0.00
Van Eck Worldwide Emerging Markets Fund	26.52	35.46	0.00
Van Eck Worldwide Hard Assets Fund	28.03	39.60	0.00
Van Eck Worldwide Real Estate Fund	26.49	25.97	0.00

Table 35 – 2.90% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.08	9.13	0.00
AIM V.I. Global Health Care Fund	10.42	11.32	0.00
AIM V.I. Technology Fund	11.24	11.76	0.00
AIM V.I. Utilities Fund	12.22	14.31	0.00
Alger American Growth Portfolio	10.62	12.38	0.00
Alger American Leveraged AllCap Portfolio	12.39	16.08	0.00
Alger American Mid-Cap Growth Portfolio	10.92	13.96	0.00
Alger American Small Capitalization Portfolio	12.40	14.12	0.00
American Century VP Balanced Fund	10.76	10.96	0.00
American Century VP Capital Appreciation Fund	12.43	17.60	0.00
American Century VP Income & Growth Fund	11.46	11.08	0.00
American Century VP Inflation Protection Fund	9.85	10.48	0.00
American Century VP International Fund	12.96	14.84	0.00
American Century VP Large Company Value Fund	11.86	11.37	0.00
American Century VP Mid Cap Value Fund	11.87	11.25	0.00
American Century VP Ultra Fund	9.59	11.25	0.00
American Century VP Value Fund	11.69	10.75	0.00
Calvert VS Social Equity Portfolio	10.73	11.47	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.22	10.94	0.00
Calvert VS Social Small Cap Growth Portfolio	9.79	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.57	11.83	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.58	12.18	0.00
Fidelity VIP Balanced Portfolio	11.26	11.89	0.00
Fidelity VIP Contrafund Portfolio	11.59	13.21	0.00
Fidelity VIP Equity-Income Portfolio	11.93	11.73	0.00
Fidelity VIP Growth & Income Portfolio	11.58	12.59	0.00
Fidelity VIP Growth Opportunities Portfolio	10.88	12.98	0.00
Fidelity VIP Growth Portfolio	10.66	13.12	0.00
Fidelity VIP High Income Portfolio	10.77	10.72	0.00
Fidelity VIP Index 500 Portfolio	11.40	11.65	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.04	10.15	0.00
Fidelity VIP MidCap Portfolio	11.72	13.13	0.00
Fidelity VIP Money Market Portfolio	10.22	10.44	0.00
Fidelity VIP Overseas Portfolio	12.63	14.36	0.00
Fidelity VIP Value Strategies Portfolio	11.63	11.91	0.00
Goldman Sachs VIT Growth and Income Fund	11.99	11.82	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.53	11.55	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.96	8.89	0.00
Janus Aspen Growth and Income Portfolio	11.07	11.70	0.00
JP Morgan Series Trust II Bond Portfolio	10.06	9.90	0.00
JP Morgan Series Trust II Small Company Portfolio	11.18	10.24	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.69	11.75	0.00
Lord Abbett Series Fund - International Portfolio	14.03	14.27	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.08	10.82	0.00
MFS VIT Emerging Growth Series	11.02	12.94	0.00
MFS VIT Investors Trust Series	11.27	12.04	0.00
MFS VIT New Discovery Series	11.18	11.11	0.00
MFS VIT Research Series	10.83	11.88	0.00
Neuberger Berman AMT Fasciano Portfolio	10.35	10.11	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	11.76	13.96	0.00
Neuberger Berman AMT Regency Portfolio	11.14	11.17	0.00
PIMCO VIT High Yield Portfolio	10.56	10.62	0.00
PIMCO VIT Low Duration Portfolio	10.05	10.48	0.00
PIMCO VIT Real Return Portfolio	9.77	10.50	0.00
PIMCO VIT Total Return Portfolio	9.99	10.56	0.00
Premier VIT OpCap Renaissance Portfolio	11.11	11.47	0.00
Premier VIT OpCap Small Cap Portfolio	12.33	12.04	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.21	9.82	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.55	9.78	0.00
Rydex VT Inverse OTC Strategy Fund	9.23	7.95	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.81	8.63	0.00
Rydex VT Nova Fund	11.78	11.57	0.00
Rydex VT OTC Fund	10.55	12.07	0.00
Rydex VT Sector Rotation Fund	11.58	13.80	0.00
Rydex VT U.S. Government Money Market Fund	10.08	10.17	0.00
Van Eck Worldwide Bond Fund	10.11	10.78	0.00
Van Eck Worldwide Emerging Markets Fund	15.41	20.60	0.00
Van Eck Worldwide Hard Assets Fund	14.13	19.95	0.00
Van Eck Worldwide Real Estate Fund	14.20	13.92	0.00

Table 36 – 2.95% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.07	9.12	0.00
AIM V.I. Global Health Care Fund	10.41	11.31	0.00
AIM V.I. Technology Fund	11.24	11.75	0.00
AIM V.I. Utilities Fund	12.21	14.30	0.00
Alger American Growth Portfolio	10.62	12.36	0.00
Alger American Leveraged AllCap Portfolio	12.39	16.06	0.00
Alger American Mid-Cap Growth Portfolio	10.92	13.94	0.00
Alger American Small Capitalization Portfolio	12.39	14.10	0.00
American Century VP Balanced Fund	10.75	10.95	0.00
American Century VP Capital Appreciation Fund	12.42	17.58	0.00
American Century VP Income & Growth Fund	11.45	11.07	0.00
American Century VP Inflation Protection Fund	9.85	10.47	0.00
American Century VP International Fund	12.95	14.82	0.00
American Century VP Large Company Value Fund	11.85	11.35	0.00
American Century VP Mid Cap Value Fund	11.86	11.23	0.00
American Century VP Ultra Fund	9.58	11.24	0.00
American Century VP Value Fund	11.68	10.74	0.00
Calvert VS Social Equity Portfolio	10.73	11.45	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.22	10.92	0.00
Calvert VS Social Small Cap Growth Portfolio	9.79	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.57	11.81	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.57	12.17	0.00
Fidelity VIP Balanced Portfolio	11.25	11.88	0.00
Fidelity VIP Contrafund Portfolio	11.59	13.19	0.00
Fidelity VIP Equity-Income Portfolio	11.92	11.72	0.00
Fidelity VIP Growth & Income Portfolio	11.58	12.57	0.00
Fidelity VIP Growth Opportunities Portfolio	10.87	12.97	0.00
Fidelity VIP Growth Portfolio	10.66	13.10	0.00
Fidelity VIP High Income Portfolio	10.76	10.71	0.00
Fidelity VIP Index 500 Portfolio	11.40	11.64	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.03	10.13	0.00
Fidelity VIP MidCap Portfolio	11.71	13.11	0.00
Fidelity VIP Money Market Portfolio	10.21	10.43	0.00
Fidelity VIP Overseas Portfolio	12.62	14.34	0.00
Fidelity VIP Value Strategies Portfolio	11.62	11.89	0.00
Goldman Sachs VIT Growth and Income Fund	11.98	11.80	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.52	11.54	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.96	8.88	0.00
Janus Aspen Growth and Income Portfolio	11.07	11.68	0.00
JP Morgan Series Trust II Bond Portfolio	10.06	9.89	0.00
JP Morgan Series Trust II Small Company Portfolio	11.17	10.23	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.69	11.73	0.00
Lord Abbett Series Fund - International Portfolio	14.02	14.25	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.07	10.81	0.00
MFS VIT Emerging Growth Series	11.02	12.93	0.00
MFS VIT Investors Trust Series	11.26	12.03	0.00
MFS VIT New Discovery Series	11.18	11.09	0.00
MFS VIT Research Series	10.83	11.87	0.00
Neuberger Berman AMT Fasciano Portfolio	10.35	10.10	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	11.75	13.94	0.00
Neuberger Berman AMT Regency Portfolio	11.13	11.16	0.00
PIMCO VIT High Yield Portfolio	10.56	10.61	0.00
PIMCO VIT Low Duration Portfolio	10.04	10.47	0.00
PIMCO VIT Real Return Portfolio	9.77	10.49	0.00
PIMCO VIT Total Return Portfolio	9.99	10.54	0.00
Premier VIT OpCap Renaissance Portfolio	11.10	11.46	0.00
Premier VIT OpCap Small Cap Portfolio	12.32	12.03	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.20	9.81	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.54	9.77	0.00
Rydex VT Inverse OTC Strategy Fund	9.22	7.94	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.80	8.62	0.00
Rydex VT Nova Fund	11.77	11.56	0.00
Rydex VT OTC Fund	10.54	12.06	0.00
Rydex VT Sector Rotation Fund	11.57	13.79	0.00
Rydex VT U.S. Government Money Market Fund	10.07	10.16	0.00
Van Eck Worldwide Bond Fund	10.11	10.76	0.00
Van Eck Worldwide Emerging Markets Fund	15.40	20.57	0.00
Van Eck Worldwide Hard Assets Fund	14.12	19.93	0.00
Van Eck Worldwide Real Estate Fund	14.19	13.90	0.00

Table 37 – 3.00% Asset Charge

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.96	9.78	0.00
AIM V.I. Global Health Care Fund	10.72	11.63	0.00
AIM V.I. Technology Fund	9.81	10.26	0.00
AIM V.I. Utilities Fund	15.89	18.60	0.00
Alger American Growth Portfolio	10.17	11.84	0.00
Alger American Leveraged AllCap Portfolio	11.87	15.38	0.00
Alger American Mid-Cap Growth Portfolio	12.81	16.35	0.00
Alger American Small Capitalization Portfolio	15.26	17.36	0.00
American Century VP Balanced Fund	11.92	12.14	0.00
American Century VP Capital Appreciation Fund	12.87	18.21	0.00
American Century VP Income & Growth Fund	12.45	12.03	0.00
American Century VP Inflation Protection Fund	9.74	10.35	0.00
American Century VP International Fund	14.77	16.90	0.00
American Century VP Large Company Value Fund	11.91	11.40	0.00
American Century VP Mid Cap Value Fund	12.38	11.72	0.00
American Century VP Ultra Fund	9.26	10.86	0.00
American Century VP Value Fund	14.05	12.91	0.00
Calvert VS Social Equity Portfolio	11.31	12.07	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.57	11.30	0.00
Calvert VS Social Small Cap Growth Portfolio	8.84	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.83	12.10	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.52	12.11	0.00
Fidelity VIP Balanced Portfolio	11.52	12.15	0.00
Fidelity VIP Contrafund Portfolio	15.08	17.16	0.00
Fidelity VIP Equity-Income Portfolio	13.33	13.10	0.00
Fidelity VIP Growth & Income Portfolio	11.53	12.51	0.00
Fidelity VIP Growth Opportunities Portfolio	10.99	13.10	0.00
Fidelity VIP Growth Portfolio	9.47	11.63	0.00
Fidelity VIP High Income Portfolio	14.02	13.95	0.00
Fidelity VIP Index 500 Portfolio	11.68	11.92	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.90	11.01	0.00
Fidelity VIP MidCap Portfolio	17.92	20.05	0.00
Fidelity VIP Money Market Portfolio	9.66	9.87	0.00
Fidelity VIP Overseas Portfolio	16.46	18.69	0.00
Fidelity VIP Value Strategies Portfolio	12.38	12.66	0.00
Goldman Sachs VIT Growth and Income Fund	12.12	11.94	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.53	12.55	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.41	9.25	0.00
Janus Aspen Growth and Income Portfolio	14.71	15.52	0.00
JP Morgan Series Trust II Bond Portfolio	10.74	10.56	0.00
JP Morgan Series Trust II Small Company Portfolio	13.72	12.55	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	12.75	12.80	0.00
Lord Abbett Series Fund - International Portfolio	20.83	21.16	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	15.09	14.73	0.00
MFS VIT Emerging Growth Series	10.45	12.25	0.00
MFS VIT Investors Trust Series	11.40	12.17	0.00
MFS VIT New Discovery Series	10.19	10.11	0.00
MFS VIT Research Series	11.50	12.61	0.00
Neuberger Berman AMT Fasciano Portfolio	10.32	10.06	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.43	14.74	0.00
Neuberger Berman AMT Regency Portfolio	11.87	11.89	0.00
PIMCO VIT High Yield Portfolio	12.23	12.28	0.00
PIMCO VIT Low Duration Portfolio	9.64	10.04	0.00
PIMCO VIT Real Return Portfolio	10.61	11.39	0.00
PIMCO VIT Total Return Portfolio	10.19	10.75	0.00
Premier VIT OpCap Renaissance Portfolio	10.14	10.46	0.00
Premier VIT OpCap Small Cap Portfolio	11.90	11.62	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.81	10.45	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.54	7.92	0.00
Rydex VT Inverse OTC Strategy Fund	5.36	4.61	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.36	6.22	0.00
Rydex VT Nova Fund	12.06	11.83	0.00
Rydex VT OTC Fund	11.33	12.95	0.00
Rydex VT Sector Rotation Fund	13.35	15.89	0.00
Rydex VT U.S. Government Money Market Fund	9.26	9.33	0.00
Van Eck Worldwide Bond Fund	12.44	13.24	0.00
Van Eck Worldwide Emerging Markets Fund	26.33	35.16	0.00
Van Eck Worldwide Hard Assets Fund	27.83	39.25	0.00
Van Eck Worldwide Real Estate Fund	26.33	25.77	0.00

Table 38 – 3.05% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate-Aggressive Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.06	9.09	0.00
AIM V.I. Global Health Care Fund	10.40	11.28	0.00
AIM V.I. Technology Fund	11.22	11.72	0.00
AIM V.I. Utilities Fund	12.19	14.26	0.00
Alger American Growth Portfolio	10.60	12.33	0.00
Alger American Leveraged AllCap Portfolio	12.37	16.02	0.00
Alger American Mid-Cap Growth Portfolio	10.90	13.91	0.00
Alger American Small Capitalization Portfolio	12.37	14.07	0.00
American Century VP Balanced Fund	10.73	10.92	0.00
American Century VP Capital Appreciation Fund	12.40	17.54	0.00
American Century VP Income & Growth Fund	11.44	11.04	0.00
American Century VP Inflation Protection Fund	9.83	10.44	0.00
American Century VP International Fund	12.93	14.79	0.00
American Century VP Large Company Value Fund	11.84	11.33	0.00
American Century VP Mid Cap Value Fund	11.84	11.21	0.00
American Century VP Ultra Fund	9.57	11.21	0.00
American Century VP Value Fund	11.67	10.71	0.00
Calvert VS Social Equity Portfolio	10.71	11.43	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.20	10.90	0.00
Calvert VS Social Small Cap Growth Portfolio	9.77	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.55	11.79	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.55	12.14	0.00
Fidelity VIP Balanced Portfolio	11.24	11.85	0.00
Fidelity VIP Contrafund Portfolio	11.57	13.16	0.00
Fidelity VIP Equity-Income Portfolio	11.91	11.69	0.00
Fidelity VIP Growth & Income Portfolio	11.56	12.54	0.00
Fidelity VIP Growth Opportunities Portfolio	10.86	12.94	0.00
Fidelity VIP Growth Portfolio	10.64	13.07	0.00
Fidelity VIP High Income Portfolio	10.74	10.68	0.00
Fidelity VIP Index 500 Portfolio	11.38	11.61	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.02	10.11	0.00
Fidelity VIP MidCap Portfolio	11.69	13.08	0.00
Fidelity VIP Money Market Portfolio	10.20	10.40	0.00
Fidelity VIP Overseas Portfolio	12.60	14.31	0.00
Fidelity VIP Value Strategies Portfolio	11.60	11.87	0.00
Goldman Sachs VIT Growth and Income Fund	11.97	11.78	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.51	11.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.94	8.86	0.00
Janus Aspen Growth and Income Portfolio	11.05	11.66	0.00
JP Morgan Series Trust II Bond Portfolio	10.04	9.87	0.00
JP Morgan Series Trust II Small Company Portfolio	11.15	10.20	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.67	11.71	0.00
Lord Abbett Series Fund - International Portfolio	14.00	14.22	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.05	10.78	0.00
MFS VIT Emerging Growth Series	11.00	12.90	0.00
MFS VIT Investors Trust Series	11.25	12.00	0.00
MFS VIT New Discovery Series	11.16	11.07	0.00
MFS VIT Research Series	10.81	11.84	0.00
Neuberger Berman AMT Fasciano Portfolio	10.33	10.07	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	11.74	13.91	0.00
Neuberger Berman AMT Regency Portfolio	11.11	11.13	0.00
PIMCO VIT High Yield Portfolio	10.54	10.58	0.00
PIMCO VIT Low Duration Portfolio	10.03	10.44	0.00
PIMCO VIT Real Return Portfolio	9.75	10.47	0.00
PIMCO VIT Total Return Portfolio	9.97	10.52	0.00
Premier VIT OpCap Renaissance Portfolio	11.09	11.43	0.00
Premier VIT OpCap Small Cap Portfolio	12.30	12.00	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.19	9.78	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.53	9.75	0.00
Rydex VT Inverse OTC Strategy Fund	9.21	7.92	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.79	8.60	0.00
Rydex VT Nova Fund	11.76	11.53	0.00
Rydex VT OTC Fund	10.53	12.03	0.00
Rydex VT Sector Rotation Fund	11.55	13.75	0.00
Rydex VT U.S. Government Money Market Fund	10.06	10.13	0.00
Van Eck Worldwide Bond Fund	10.09	10.74	0.00
Van Eck Worldwide Emerging Markets Fund	15.38	20.52	0.00
Van Eck Worldwide Hard Assets Fund	14.10	19.88	0.00
Van Eck Worldwide Real Estate Fund	14.17	13.87	0.00

Table 39 – 3.10% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.90	9.73	0.00
AIM V.I. Global Health Care Fund	10.67	11.56	0.00
AIM V.I. Technology Fund	9.77	10.20	0.00
AIM V.I. Utilities Fund	15.82	18.49	0.00
Alger American Growth Portfolio	10.12	11.77	0.00
Alger American Leveraged AllCap Portfolio	11.81	15.29	0.00
Alger American Mid-Cap Growth Portfolio	12.75	16.26	0.00
Alger American Small Capitalization Portfolio	15.19	17.26	0.00
American Century VP Balanced Fund	11.86	12.06	0.00
American Century VP Capital Appreciation Fund	12.81	18.10	0.00
American Century VP Income & Growth Fund	12.39	11.95	0.00
American Century VP Inflation Protection Fund	9.72	10.31	0.00
American Century VP International Fund	14.70	16.80	0.00
American Century VP Large Company Value Fund	11.89	11.37	0.00
American Century VP Mid Cap Value Fund	12.35	11.68	0.00
American Century VP Ultra Fund	9.24	10.83	0.00
American Century VP Value Fund	13.98	12.83	0.00
Calvert VS Social Equity Portfolio	11.25	12.00	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.52	11.24	0.00
Calvert VS Social Small Cap Growth Portfolio	8.80	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.77	12.03	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.47	12.03	0.00
Fidelity VIP Balanced Portfolio	11.46	12.08	0.00
Fidelity VIP Contrafund Portfolio	15.00	17.06	0.00
Fidelity VIP Equity-Income Portfolio	13.26	13.02	0.00
Fidelity VIP Growth & Income Portfolio	11.47	12.43	0.00
Fidelity VIP Growth Opportunities Portfolio	10.93	13.03	0.00
Fidelity VIP Growth Portfolio	9.42	11.57	0.00
Fidelity VIP High Income Portfolio	13.95	13.87	0.00
Fidelity VIP Index 500 Portfolio	11.62	11.85	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.85	10.95	0.00
Fidelity VIP MidCap Portfolio	17.83	19.93	0.00
Fidelity VIP Money Market Portfolio	9.62	9.81	0.00
Fidelity VIP Overseas Portfolio	16.38	18.58	0.00
Fidelity VIP Value Strategies Portfolio	12.35	12.62	0.00
Goldman Sachs VIT Growth and Income Fund	12.10	11.90	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.51	12.51	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.39	9.22	0.00
Janus Aspen Growth and Income Portfolio	14.66	15.45	0.00
JP Morgan Series Trust II Bond Portfolio	10.69	10.50	0.00
JP Morgan Series Trust II Small Company Portfolio	13.65	12.48	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	12.69	12.72	0.00
Lord Abbett Series Fund - International Portfolio	20.72	21.04	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	15.02	14.64	0.00
MFS VIT Emerging Growth Series	10.40	12.18	0.00
MFS VIT Investors Trust Series	11.34	12.10	0.00
MFS VIT New Discovery Series	10.15	10.05	0.00
MFS VIT Research Series	11.45	12.53	0.00
Neuberger Berman AMT Fasciano Portfolio	10.30	10.03	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.40	14.69	0.00
Neuberger Berman AMT Regency Portfolio	11.84	11.86	0.00
PIMCO VIT High Yield Portfolio	12.18	12.22	0.00
PIMCO VIT Low Duration Portfolio	9.61	10.00	0.00
PIMCO VIT Real Return Portfolio	10.57	11.34	0.00
PIMCO VIT Total Return Portfolio	10.16	10.70	0.00
Premier VIT OpCap Renaissance Portfolio	10.12	10.43	0.00
Premier VIT OpCap Small Cap Portfolio	11.88	11.58	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.79	10.42	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.52	7.89	0.00
Rydex VT Inverse OTC Strategy Fund	5.33	4.58	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.33	6.19	0.00
Rydex VT Nova Fund	12.00	11.76	0.00
Rydex VT OTC Fund	11.28	12.88	0.00
Rydex VT Sector Rotation Fund	13.31	15.84	0.00
Rydex VT U.S. Government Money Market Fund	9.21	9.28	0.00
Van Eck Worldwide Bond Fund	12.39	13.17	0.00
Van Eck Worldwide Emerging Markets Fund	26.21	34.96	0.00
Van Eck Worldwide Hard Assets Fund	27.69	39.02	0.00
Van Eck Worldwide Real Estate Fund	26.22	25.64	0.00

Table 40 – 3.15% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.04	9.07	0.00
AIM V.I. Global Health Care Fund	10.38	11.25	0.00
AIM V.I. Technology Fund	11.21	11.69	0.00
AIM V.I. Utilities Fund	12.17	14.23	0.00
Alger American Growth Portfolio	10.59	12.30	0.00
Alger American Leveraged AllCap Portfolio	12.35	15.98	0.00
Alger American Mid-Cap Growth Portfolio	10.89	13.88	0.00
Alger American Small Capitalization Portfolio	12.36	14.04	0.00
American Century VP Balanced Fund	10.72	10.90	0.00
American Century VP Capital Appreciation Fund	12.39	17.50	0.00
American Century VP Income & Growth Fund	11.42	11.02	0.00
American Century VP Inflation Protection Fund	9.82	10.42	0.00
American Century VP International Fund	12.91	14.75	0.00
American Century VP Large Company Value Fund	11.82	11.30	0.00
American Century VP Mid Cap Value Fund	11.83	11.18	0.00
American Century VP Ultra Fund	9.55	11.19	0.00
American Century VP Value Fund	11.65	10.69	0.00
Calvert VS Social Equity Portfolio	10.70	11.40	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.19	10.87	0.00
Calvert VS Social Small Cap Growth Portfolio	9.76	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.54	11.76	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.54	12.11	0.00
Fidelity VIP Balanced Portfolio	11.22	11.82	0.00
Fidelity VIP Contrafund Portfolio	11.56	13.13	0.00
Fidelity VIP Equity-Income Portfolio	11.89	11.67	0.00
Fidelity VIP Growth & Income Portfolio	11.55	12.51	0.00
Fidelity VIP Growth Opportunities Portfolio	10.84	12.91	0.00
Fidelity VIP Growth Portfolio	10.63	13.04	0.00
Fidelity VIP High Income Portfolio	10.73	10.66	0.00
Fidelity VIP Index 500 Portfolio	11.37	11.58	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.00	10.09	0.00
Fidelity VIP MidCap Portfolio	11.68	13.05	0.00
Fidelity VIP Money Market Portfolio	10.18	10.38	0.00
Fidelity VIP Overseas Portfolio	12.59	14.27	0.00
Fidelity VIP Value Strategies Portfolio	11.59	11.84	0.00
Goldman Sachs VIT Growth and Income Fund	11.95	11.75	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.49	11.48	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.93	8.84	0.00
Janus Aspen Growth and Income Portfolio	11.04	11.63	0.00
JP Morgan Series Trust II Bond Portfolio	10.03	9.85	0.00
JP Morgan Series Trust II Small Company Portfolio	11.14	10.18	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.65	11.68	0.00
Lord Abbett Series Fund - International Portfolio	13.98	14.19	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.04	10.76	0.00
MFS VIT Emerging Growth Series	10.99	12.86	0.00
MFS VIT Investors Trust Series	11.23	11.97	0.00
MFS VIT New Discovery Series	11.15	11.04	0.00
MFS VIT Research Series	10.80	11.81	0.00
Neuberger Berman AMT Fasciano Portfolio	10.32	10.05	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	11.72	13.88	0.00
Neuberger Berman AMT Regency Portfolio	11.10	11.11	0.00
PIMCO VIT High Yield Portfolio	10.53	10.56	0.00
PIMCO VIT Low Duration Portfolio	10.02	10.42	0.00
PIMCO VIT Real Return Portfolio	9.74	10.44	0.00
PIMCO VIT Total Return Portfolio	9.96	10.49	0.00
Premier VIT OpCap Renaissance Portfolio	11.07	11.41	0.00
Premier VIT OpCap Small Cap Portfolio	12.29	11.97	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.18	9.76	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.51	9.72	0.00
Rydex VT Inverse OTC Strategy Fund	9.20	7.90	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.78	8.58	0.00
Rydex VT Nova Fund	11.74	11.50	0.00
Rydex VT OTC Fund	10.51	12.00	0.00
Rydex VT Sector Rotation Fund	11.54	13.72	0.00
Rydex VT U.S. Government Money Market Fund	10.04	10.11	0.00
Van Eck Worldwide Bond Fund	10.08	10.71	0.00
Van Eck Worldwide Emerging Markets Fund	15.36	20.48	0.00
Van Eck Worldwide Hard Assets Fund	14.08	19.83	0.00
Van Eck Worldwide Real Estate Fund	14.15	13.83	0.00

Table 41 – 3.25% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.81	9.64	0.00
AIM V.I. Global Health Care Fund	10.59	11.46	0.00
AIM V.I. Technology Fund	9.70	10.11	0.00
AIM V.I. Utilities Fund	15.70	18.34	0.00
Alger American Growth Portfolio	10.05	11.66	4035.47
Alger American Leveraged AllCap Portfolio	11.73	15.16	0.00
Alger American Mid-Cap Growth Portfolio	12.65	16.11	1337.37
Alger American Small Capitalization Portfolio	15.08	17.11	0.00
American Century VP Balanced Fund	11.77	11.96	0.00
American Century VP Capital Appreciation Fund	12.71	17.94	0.00
American Century VP Income & Growth Fund	12.30	11.85	0.00
American Century VP Inflation Protection Fund	9.69	10.27	0.00
American Century VP International Fund	14.59	16.65	3284.15
American Century VP Large Company Value Fund	11.85	11.32	0.00
American Century VP Mid Cap Value Fund	12.32	11.63	0.00
American Century VP Ultra Fund	9.21	10.78	0.00
American Century VP Value Fund	13.88	12.72	4007.96
Calvert VS Social Equity Portfolio	11.18	11.90	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.45	11.14	0.00
Calvert VS Social Small Cap Growth Portfolio	8.74	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.69	11.92	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.39	11.93	0.00
Fidelity VIP Balanced Portfolio	11.38	11.97	0.00
Fidelity VIP Contrafund Portfolio	14.89	16.91	0.00
Fidelity VIP Equity-Income Portfolio	13.17	12.91	358.59
Fidelity VIP Growth & Income Portfolio	11.38	12.33	0.00
Fidelity VIP Growth Opportunities Portfolio	10.85	12.91	0.00
Fidelity VIP Growth Portfolio	9.35	11.46	0.00
Fidelity VIP High Income Portfolio	13.85	13.74	0.00
Fidelity VIP Index 500 Portfolio	11.53	11.74	5599.73
Fidelity VIP Investment Grade Bond Portfolio	10.77	10.85	0.00
Fidelity VIP MidCap Portfolio	17.70	19.76	0.00
Fidelity VIP Money Market Portfolio	9.55	9.72	0.00
Fidelity VIP Overseas Portfolio	16.26	18.42	2966.09
Fidelity VIP Value Strategies Portfolio	12.30	12.55	0.00
Goldman Sachs VIT Growth and Income Fund	12.06	11.85	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.47	12.45	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.35	9.18	1146.34
Janus Aspen Growth and Income Portfolio	14.57	15.34	0.00
JP Morgan Series Trust II Bond Portfolio	10.61	10.41	0.00
JP Morgan Series Trust II Small Company Portfolio	13.56	12.38	845.29
Lord Abbett Series Fund - Growth and Income Portfolio	12.60	12.61	0.00
Lord Abbett Series Fund - International Portfolio	20.57	20.85	644.03
Lord Abbett Series Fund - Mid Cap Value Portfolio	14.91	14.51	1593.56
MFS VIT Emerging Growth Series	10.32	12.07	0.00
MFS VIT Investors Trust Series	11.26	11.99	0.00
MFS VIT New Discovery Series	10.07	9.97	0.00
MFS VIT Research Series	11.36	12.42	0.00
Neuberger Berman AMT Fasciano Portfolio	10.26	9.99	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.37	14.63	0.00
Neuberger Berman AMT Regency Portfolio	11.81	11.81	0.00
PIMCO VIT High Yield Portfolio	12.12	12.14	0.00
PIMCO VIT Low Duration Portfolio	9.55	9.93	0.00
PIMCO VIT Real Return Portfolio	10.51	11.26	0.00
PIMCO VIT Total Return Portfolio	10.10	10.63	1082.60
Premier VIT OpCap Renaissance Portfolio	10.09	10.38	0.00
Premier VIT OpCap Small Cap Portfolio	11.85	11.53	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.76	10.37	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.49	7.84	0.00
Rydex VT Inverse OTC Strategy Fund	5.29	4.55	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.29	6.14	0.00
Rydex VT Nova Fund	11.92	11.66	0.00
Rydex VT OTC Fund	11.20	12.77	0.00
Rydex VT Sector Rotation Fund	13.26	15.75	0.00
Rydex VT U.S. Government Money Market Fund	9.15	9.20	0.00
Van Eck Worldwide Bond Fund	12.31	13.07	0.00
Van Eck Worldwide Emerging Markets Fund	26.03	34.67	0.00
Van Eck Worldwide Hard Assets Fund	27.49	38.67	91.99
Van Eck Worldwide Real Estate Fund	26.05	25.44	0.00

Table 42 – 3.35% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.74	9.58	243.16
AIM V.I. Global Health Care Fund	10.54	11.39	0.00
AIM V.I. Technology Fund	9.65	10.05	0.00
AIM V.I. Utilities Fund	15.63	18.23	749.54
Alger American Growth Portfolio	10.00	11.59	0.00
Alger American Leveraged AllCap Portfolio	11.67	15.07	0.00
Alger American Mid-Cap Growth Portfolio	12.59	16.02	0.00
Alger American Small Capitalization Portfolio	15.00	17.01	0.00
American Century VP Balanced Fund	11.72	11.89	698.79
American Century VP Capital Appreciation Fund	12.65	17.83	0.00
American Century VP Income & Growth Fund	12.24	11.78	0.00
American Century VP Inflation Protection Fund	9.67	10.24	0.00
American Century VP International Fund	14.52	16.55	0.00
American Century VP Large Company Value Fund	11.83	11.28	0.00
American Century VP Mid Cap Value Fund	12.29	11.60	0.00
American Century VP Ultra Fund	9.20	10.74	0.00
American Century VP Value Fund	13.81	12.64	0.00
Calvert VS Social Equity Portfolio	11.12	11.83	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.40	11.08	0.00
Calvert VS Social Small Cap Growth Portfolio	8.70	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.64	11.85	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.34	11.86	0.00
Fidelity VIP Balanced Portfolio	11.32	11.90	0.00
Fidelity VIP Contrafund Portfolio	14.82	16.81	0.00
Fidelity VIP Equity-Income Portfolio	13.10	12.83	0.00
Fidelity VIP Growth & Income Portfolio	11.33	12.25	0.00
Fidelity VIP Growth Opportunities Portfolio	10.80	12.83	0.00
Fidelity VIP Growth Portfolio	9.30	11.40	0.00
Fidelity VIP High Income Portfolio	13.78	13.66	0.00
Fidelity VIP Index 500 Portfolio	11.48	11.67	967.40
Fidelity VIP Investment Grade Bond Portfolio	10.72	10.79	0.00
Fidelity VIP MidCap Portfolio	17.61	19.64	1204.26
Fidelity VIP Money Market Portfolio	9.50	9.66	0.00
Fidelity VIP Overseas Portfolio	16.18	18.31	0.00
Fidelity VIP Value Strategies Portfolio	12.26	12.50	0.00
Goldman Sachs VIT Growth and Income Fund	12.04	11.81	0.00
Goldman Sachs VIT Mid Cap Value Fund	12.45	12.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	11.33	9.15	0.00
Janus Aspen Growth and Income Portfolio	14.52	15.27	0.00
JP Morgan Series Trust II Bond Portfolio	10.56	10.35	0.00
JP Morgan Series Trust II Small Company Portfolio	13.49	12.31	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	12.53	12.54	0.00
Lord Abbett Series Fund - International Portfolio	20.47	20.73	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	14.84	14.43	0.00
MFS VIT Emerging Growth Series	10.27	12.00	0.00
MFS VIT Investors Trust Series	11.20	11.92	0.00
MFS VIT New Discovery Series	10.02	9.91	0.00
MFS VIT Research Series	11.31	12.35	0.00
Neuberger Berman AMT Fasciano Portfolio	10.24	9.96	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	12.34	14.58	0.00
Neuberger Berman AMT Regency Portfolio	11.78	11.77	0.00
PIMCO VIT High Yield Portfolio	12.07	12.08	3049.99
PIMCO VIT Low Duration Portfolio	9.52	9.88	0.00
PIMCO VIT Real Return Portfolio	10.47	11.20	3075.48
PIMCO VIT Total Return Portfolio	10.06	10.58	0.00
Premier VIT OpCap Renaissance Portfolio	10.07	10.35	0.00
Premier VIT OpCap Small Cap Portfolio	11.82	11.50	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.74	10.34	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	8.46	7.81	0.00
Rydex VT Inverse OTC Strategy Fund	5.27	4.52	0.00
Rydex VT Inverse S&P 500 Strategy Fund	6.26	6.10	0.00
Rydex VT Nova Fund	11.86	11.60	0.00
Rydex VT OTC Fund	11.15	12.70	0.00
Rydex VT Sector Rotation Fund	13.22	15.69	0.00
Rydex VT U.S. Government Money Market Fund	9.11	9.15	0.00
Van Eck Worldwide Bond Fund	12.26	13.00	0.00
Van Eck Worldwide Emerging Markets Fund	25.91	34.47	120.50
Van Eck Worldwide Hard Assets Fund	27.35	38.44	0.00
Van Eck Worldwide Real Estate Fund	25.94	25.31	463.72

Table 43 – 3.40% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	12.00	9.02	0.00
AIM V.I. Global Health Care Fund	10.35	11.19	0.00
AIM V.I. Technology Fund	11.17	11.62	0.00
AIM V.I. Utilities Fund	12.13	14.15	0.00
Alger American Growth Portfolio	10.55	12.23	0.00
Alger American Leveraged AllCap Portfolio	12.31	15.89	0.00
Alger American Mid-Cap Growth Portfolio	10.85	13.80	0.00
Alger American Small Capitalization Portfolio	12.31	13.95	0.00
American Century VP Balanced Fund	10.68	10.83	0.00
American Century VP Capital Appreciation Fund	12.34	17.39	0.00
American Century VP Income & Growth Fund	11.38	10.95	0.00
American Century VP Inflation Protection Fund	9.79	10.36	0.00
American Century VP International Fund	12.87	14.66	0.00
American Century VP Large Company Value Fund	11.78	11.23	0.00
American Century VP Mid Cap Value Fund	11.79	11.12	0.00
American Century VP Ultra Fund	9.52	11.12	0.00
American Century VP Value Fund	11.61	10.63	0.00
Calvert VS Social Equity Portfolio	10.66	11.33	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.15	10.81	0.00
Calvert VS Social Small Cap Growth Portfolio	9.73	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.50	11.69	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.50	12.04	0.00
Fidelity VIP Balanced Portfolio	11.18	11.75	0.00
Fidelity VIP Contrafund Portfolio	11.52	13.06	0.00
Fidelity VIP Equity-Income Portfolio	11.85	11.60	0.00
Fidelity VIP Growth & Income Portfolio	11.51	12.44	0.00
Fidelity VIP Growth Opportunities Portfolio	10.80	12.83	0.00
Fidelity VIP Growth Portfolio	10.59	12.96	0.00
Fidelity VIP High Income Portfolio	10.69	10.60	0.00
Fidelity VIP Index 500 Portfolio	11.33	11.51	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.97	10.03	0.00
Fidelity VIP MidCap Portfolio	11.64	12.97	0.00
Fidelity VIP Money Market Portfolio	10.15	10.32	0.00
Fidelity VIP Overseas Portfolio	12.54	14.19	0.00
Fidelity VIP Value Strategies Portfolio	11.55	11.77	0.00
Goldman Sachs VIT Growth and Income Fund	11.91	11.68	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.45	11.42	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.89	8.79	0.00
Janus Aspen Growth and Income Portfolio	11.00	11.56	0.00
JP Morgan Series Trust II Bond Portfolio	10.00	9.79	0.00
JP Morgan Series Trust II Small Company Portfolio	11.10	10.12	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.61	11.61	0.00
Lord Abbett Series Fund - International Portfolio	13.93	14.10	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	11.00	10.69	0.00
MFS VIT Emerging Growth Series	10.95	12.79	0.00
MFS VIT Investors Trust Series	11.19	11.90	0.00
MFS VIT New Discovery Series	11.11	10.98	0.00
MFS VIT Research Series	10.76	11.74	0.00
Neuberger Berman AMT Fasciano Portfolio	10.28	9.99	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	11.68	13.80	0.00
Neuberger Berman AMT Regency Portfolio	11.06	11.04	0.00
PIMCO VIT High Yield Portfolio	10.49	10.49	0.00
PIMCO VIT Low Duration Portfolio	9.98	10.36	0.00
PIMCO VIT Real Return Portfolio	9.71	10.38	0.00
PIMCO VIT Total Return Portfolio	9.93	10.43	0.00
Premier VIT OpCap Renaissance Portfolio	11.03	11.34	0.00
Premier VIT OpCap Small Cap Portfolio	12.25	11.90	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.15	9.70	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.48	9.67	0.00
Rydex VT Inverse OTC Strategy Fund	9.16	7.86	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.75	8.52	0.00
Rydex VT Nova Fund	11.70	11.44	0.00
Rydex VT OTC Fund	10.48	11.93	0.00
Rydex VT Sector Rotation Fund	11.50	13.64	0.00
Rydex VT U.S. Government Money Market Fund	10.01	10.05	0.00
Van Eck Worldwide Bond Fund	10.04	10.65	0.00
Van Eck Worldwide Emerging Markets Fund	15.31	20.36	0.00
Van Eck Worldwide Hard Assets Fund	14.03	19.72	0.00
Van Eck Worldwide Real Estate Fund	14.11	13.75	0.00

Table 44 – 3.50% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Aggressive Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/06)	Accumulation Unit Value at End of Period (12/31/07)	Number of Accumulation Units at End of Period
2007
AIM V.I. Financial Services Fund	11.98	9.00	0.00
AIM V.I. Global Health Care Fund	10.33	11.16	0.00
AIM V.I. Technology Fund	11.15	11.60	0.00
AIM V.I. Utilities Fund	12.12	14.11	0.00
Alger American Growth Portfolio	10.54	12.20	0.00
Alger American Leveraged AllCap Portfolio	12.29	15.85	0.00
Alger American Mid-Cap Growth Portfolio	10.84	13.76	0.00
Alger American Small Capitalization Portfolio	12.30	13.92	0.00
American Century VP Balanced Fund	10.67	10.81	0.00
American Century VP Capital Appreciation Fund	12.33	17.35	0.00
American Century VP Income & Growth Fund	11.37	10.93	0.00
American Century VP Inflation Protection Fund	9.77	10.33	0.00
American Century VP International Fund	12.85	14.63	0.00
American Century VP Large Company Value Fund	11.77	11.21	0.00
American Century VP Mid Cap Value Fund	11.77	11.09	0.00
American Century VP Ultra Fund	9.51	11.09	0.00
American Century VP Value Fund	11.60	10.60	0.00
Calvert VS Social Equity Portfolio	10.65	11.31	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.14	10.78	0.00
Calvert VS Social Small Cap Growth Portfolio	9.71	0.00	0.00
Fidelity VIP Asset Manager Portfolio	10.49	11.66	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.49	12.01	0.00
Fidelity VIP Balanced Portfolio	11.17	11.72	0.00
Fidelity VIP Contrafund Portfolio	11.50	13.02	0.00
Fidelity VIP Equity-Income Portfolio	11.83	11.57	0.00
Fidelity VIP Growth & Income Portfolio	11.49	12.41	0.00
Fidelity VIP Growth Opportunities Portfolio	10.79	12.80	0.00
Fidelity VIP Growth Portfolio	10.58	12.93	0.00
Fidelity VIP High Income Portfolio	10.68	10.57	0.00
Fidelity VIP Index 500 Portfolio	11.31	11.49	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.96	10.00	0.00
Fidelity VIP MidCap Portfolio	11.62	12.94	0.00
Fidelity VIP Money Market Portfolio	10.13	10.29	0.00
Fidelity VIP Overseas Portfolio	12.53	14.15	0.00
Fidelity VIP Value Strategies Portfolio	11.53	11.74	0.00
Goldman Sachs VIT Growth and Income Fund	11.89	11.65	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.44	11.39	0.00
Goldman Sachs VIT Structured Small Cap Equity Fund	10.87	8.77	0.00
Janus Aspen Growth and Income Portfolio	10.98	11.53	0.00
JP Morgan Series Trust II Bond Portfolio	9.98	9.77	0.00
JP Morgan Series Trust II Small Company Portfolio	11.09	10.10	0.00
Lord Abbett Series Fund - Growth and Income Portfolio	11.60	11.58	0.00
Lord Abbett Series Fund - International Portfolio	13.91	14.07	0.00
Lord Abbett Series Fund - Mid Cap Value Portfolio	10.99	10.67	0.00
MFS VIT Emerging Growth Series	10.93	12.76	0.00
MFS VIT Investors Trust Series	11.18	11.88	0.00
MFS VIT New Discovery Series	11.09	10.95	0.00
MFS VIT Research Series	10.75	11.72	0.00
Neuberger Berman AMT Fasciano Portfolio	10.27	9.97	0.00
Neuberger Berman AMT Mid-Cap Growth Portfolio	11.67	13.76	0.00
Neuberger Berman AMT Regency Portfolio	11.05	11.02	0.00
PIMCO VIT High Yield Portfolio	10.48	10.47	0.00
PIMCO VIT Low Duration Portfolio	9.97	10.33	0.00
PIMCO VIT Real Return Portfolio	9.69	10.35	0.00
PIMCO VIT Total Return Portfolio	9.91	10.41	0.00
Premier VIT OpCap Renaissance Portfolio	11.02	11.31	0.00
Premier VIT OpCap Small Cap Portfolio	12.23	11.87	0.00
Rydex VT Government Long Bond 1.2x Strategy Fund	9.13	9.68	0.00
Rydex VT Inverse Government Long Bond Strategy Fund	10.46	9.64	0.00
Rydex VT Inverse OTC Strategy Fund	9.15	7.84	0.00
Rydex VT Inverse S&P 500 Strategy Fund	8.74	8.50	0.00
Rydex VT Nova Fund	11.69	11.41	0.00
Rydex VT OTC Fund	10.46	11.90	0.00
Rydex VT Sector Rotation Fund	11.48	13.61	0.00
Rydex VT U.S. Government Money Market Fund	10.00	10.03	0.00
Van Eck Worldwide Bond Fund	10.03	10.62	0.00
Van Eck Worldwide Emerging Markets Fund	15.28	20.31	0.00
Van Eck Worldwide Hard Assets Fund	14.02	19.67	0.00
Van Eck Worldwide Real Estate Fund	14.09	13.72	0.00

Table 1 - 1.05% Asset Charge

Base Contract with GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.75	12.39	0.00
AIM V.I. Global Health Care Fund	10.26	10.68	0.00
AIM V.I. Technology Fund	10.54	11.53	0.00
AIM V.I. Utilities Fund	10.09	12.53	0.00
Alger American Growth Portfolio	10.47	10.89	0.00
Alger American Leveraged AllCap Portfolio	10.77	12.71	0.00
Alger American MidCap Growth Portfolio	10.28	11.20	0.00
Alger American Small Capitalization Portfolio	10.70	12.71	0.00
Amer Century VP Balanced Fund	10.17	11.03	0.00
Amer Century VP Capital Appreciation Fund	10.98	12.74	0.00
Amer Century VP Income & Growth Fund	10.17	11.75	0.00
Amer Century VP Inflation Protection Fund	10.05	10.10	0.00
Amer Century VP International Fund	10.76	13.28	0.00
Amer Century VP Large Company Value Fund	10.26	12.16	0.00
Amer Century VP Mid Cap Value Fund	10.23	12.17	0.00
Amer Century VP Ultra Fund	10.28	9.83	0.00
Amer Century VP Value Fund	10.22	11.99	0.00
Calvert VS Social Equity Portfolio	10.11	11.01	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.91	10.48	0.00
Calvert VS Social Small Cap Growth Portfolio	10.07	10.04	0.00
Fidelity VIP Asset Manager Portfolio	10.23	10.84	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.27	10.84	0.00
Fidelity VIP Balanced Portfolio	10.46	11.55	0.00
Fidelity VIP Contrafund Portfolio	10.78	11.89	0.00
Fidelity VIP Equity-Income Portfolio	10.31	12.23	0.00
Fidelity VIP Growth & Income Portfolio	10.64	11.88	0.00
Fidelity VIP Growth Opportunities Portfolio	10.72	11.15	0.00
Fidelity VIP Growth Portfolio	10.37	10.93	0.00
Fidelity VIP High Income Portfolio	10.05	11.04	0.00
Fidelity VIP Index 500 Portfolio	10.24	11.69	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.99	10.29	0.00
Fidelity VIP MidCap Portfolio	10.80	12.01	0.00
Fidelity VIP Money Market Portfolio	10.09	10.48	0.00
Fidelity VIP Overseas Portfolio	11.11	12.95	0.00
Fidelity VIP Value Strategies Portfolio	10.38	11.92	0.00
Goldman Sachs VIT Core Small Cap Fund	10.12	11.24	0.00
Goldman Sachs VIT Growth and Income Fund	10.13	12.29	0.00
Goldman Sachs VIT Mid Cap Value Fund	10.28	11.82	0.00
Janus Aspen Series Growth and Income Portfolio	10.61	11.35	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.01	10.32	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.07	11.46	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.33	11.99	0.00
Lord Abbett Series Fund International Portfolio	11.26	14.38	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.23	11.36	0.00
MFS VIT Emerging Growth Series	10.61	11.30	0.00
MFS VIT Investors Trust Series	10.36	11.56	0.00
MFS VIT New Discovery Series	10.26	11.47	0.00
MFS VIT Research Series	10.19	11.11	0.00
Neuberger Berman Fasciano Portfolio	10.19	10.62	0.00
Neuberger Berman MidCap Growth Portfolio	10.65	12.06	0.00
Neuberger Berman Regency Portfolio	10.38	11.42	0.00
PIMCO VIT High Yield Portfolio	10.03	10.83	0.00
PIMCO VIT Low Duration Portfolio	10.02	10.30	0.00
PIMCO VIT Real Return Portfolio	10.06	10.02	0.00
PIMCO VIT Total Return Portfolio	9.97	10.25	0.00
Premier VIT OpCap Small Cap Portfolio	10.34	11.39	0.00
Premier VIT PEA Renaissance Portfolio	10.30	12.64	0.00
Rydex VT Arktos Fund	9.70	9.46	0.00
Rydex VT Juno Fund	10.11	10.81	0.00
Rydex VT Nova Fund	10.23	12.08	0.00
Rydex VT OTC Fund	10.33	10.81	0.00
Rydex VT Sector Rotation Fund	10.77	11.87	0.00
Rydex VT US Government Bond Fund	9.85	9.44	0.00
Rydex VT U.S. Govt Money Market Fund	10.06	10.33	0.00
Rydex VT Ursa Fund	9.87	9.03	0.00
Van Eck Worldwide Bond Fund	9.84	10.37	0.00
Van Eck Worldwide Emerging Markets Fund	11.45	15.80	0.00
Van Eck Worldwide Hard Assets Fund	11.76	14.49	0.00
Van Eck Worldwide Real Estate Fund	11.24	14.56	0.00

Table 2 - 1.15% Asset Charge

Base Contract with GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.75	12.37	0.00
AIM V.I. Global Health Care Fund	10.26	10.67	0.00
AIM V.I. Technology Fund	10.54	11.51	0.00
AIM V.I. Utilities Fund	10.09	12.51	0.00
Alger American Growth Portfolio	10.47	10.88	1072.81
Alger American Leveraged AllCap Portfolio	10.76	12.69	0.00
Alger American MidCap Growth Portfolio	10.27	11.19	0.00
Alger American Small Capitalization Portfolio	10.70	12.70	0.00
Amer Century VP Balanced Fund	10.16	11.01	0.00
Amer Century VP Capital Appreciation Fund	10.98	12.72	0.00
Amer Century VP Income & Growth Fund	10.16	11.74	0.00
Amer Century VP Inflation Protection Fund	10.05	10.09	0.00
Amer Century VP International Fund	10.76	13.27	1678.85
Amer Century VP Large Company Value Fund	10.26	12.15	0.00
Amer Century VP Mid Cap Value Fund	10.22	12.15	0.00
Amer Century VP Ultra Fund	10.28	9.82	0.00
Amer Century VP Value Fund	10.22	11.97	1627.53
Calvert VS Social Equity Portfolio	10.10	10.99	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.91	10.47	0.00
Calvert VS Social Small Cap Growth Portfolio	10.06	10.03	0.00
Fidelity VIP Asset Manager Portfolio	10.22	10.83	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.26	10.83	0.00
Fidelity VIP Balanced Portfolio	10.46	11.53	0.00
Fidelity VIP Contrafund Portfolio	10.78	11.87	0.00
Fidelity VIP Equity-Income Portfolio	10.30	12.22	0.00
Fidelity VIP Growth & Income Portfolio	10.63	11.86	0.00
Fidelity VIP Growth Opportunities Portfolio	10.72	11.14	0.00
Fidelity VIP Growth Portfolio	10.36	10.92	0.00
Fidelity VIP High Income Portfolio	10.04	11.02	698.10
Fidelity VIP Index 500 Portfolio	10.23	11.68	1326.38
Fidelity VIP Investment Grade Bond Portfolio	9.98	10.28	0.00
Fidelity VIP MidCap Portfolio	10.80	12.00	0.00
Fidelity VIP Money Market Portfolio	10.09	10.46	3423.69
Fidelity VIP Overseas Portfolio	11.11	12.93	0.00
Fidelity VIP Value Strategies Portfolio	10.38	11.91	0.00
Goldman Sachs VIT Core Small Cap Fund	10.11	11.23	510.54
Goldman Sachs VIT Growth and Income Fund	10.13	12.28	0.00
Goldman Sachs VIT Mid Cap Value Fund	10.27	11.81	0.00
Janus Aspen Series Growth and Income Portfolio	10.61	11.33	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.01	10.31	2386.79
JPMorgan Small Company (Series Trust II) Portfolio	10.07	11.45	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.33	11.97	0.00
Lord Abbett Series Fund International Portfolio	11.26	14.36	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.22	11.34	864.17
MFS VIT Emerging Growth Series	10.61	11.29	0.00
MFS VIT Investors Trust Series	10.36	11.54	0.00
MFS VIT New Discovery Series	10.26	11.45	0.00
MFS VIT Research Series	10.18	11.09	0.00
Neuberger Berman Fasciano Portfolio	10.19	10.60	0.00
Neuberger Berman MidCap Growth Portfolio	10.64	12.04	0.00
Neuberger Berman Regency Portfolio	10.38	11.40	0.00
PIMCO VIT High Yield Portfolio	10.03	10.82	0.00
PIMCO VIT Low Duration Portfolio	10.01	10.29	0.00
PIMCO VIT Real Return Portfolio	10.05	10.01	0.00
PIMCO VIT Total Return Portfolio	9.97	10.23	3878.14
Premier VIT OpCap Small Cap Portfolio	10.33	11.38	0.00
Premier VIT PEA Renaissance Portfolio	10.29	12.62	0.00
Rydex VT Arktos Fund	9.69	9.45	0.00
Rydex VT Juno Fund	10.10	10.80	0.00
Rydex VT Nova Fund	10.23	12.06	0.00
Rydex VT OTC Fund	10.33	10.80	0.00
Rydex VT Sector Rotation Fund	10.77	11.85	0.00
Rydex VT US Government Bond Fund	9.85	9.43	0.00
Rydex VT U.S. Govt Money Market Fund	10.05	10.32	0.00
Rydex VT Ursa Fund	9.86	9.02	0.00
Van Eck Worldwide Bond Fund	9.84	10.35	0.00
Van Eck Worldwide Emerging Markets Fund	11.44	15.78	0.00
Van Eck Worldwide Hard Assets Fund	11.76	14.47	0.00
Van Eck Worldwide Real Estate Fund	11.24	14.54	0.00

Table 3 – 1.20% Asset Charge

Base Contract with Minimum Premium Rider Base Contract with Surrender Charge Rider – Five Years
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	12.31	14.16	1644.47
AIM V.I. Global Health Care Fund	11.26	11.71	143358.58
AIM V.I. Technology Fund	9.78	10.67	6425.90
AIM V.I. Utilities Fund	13.94	17.28	135338.12
Alger American Growth Portfolio	10.69	11.11	39088.76
Alger American Leveraged AllCap Portfolio	11.00	12.97	42297.80
Alger American MidCap Growth Portfolio	12.86	13.99	17450.23
Alger American Small Capitalization Portfolio	14.06	16.67	12595.10
Amer Century VP Balanced Fund	12.02	13.02	14009.42
Amer Century VP Capital Appreciation Fund	12.14	14.06	0.00
Amer Century VP Income & Growth Fund	11.78	13.60	2497.96
Amer Century VP Inflation Protection Fund	10.06	10.09	5075.60
Amer Century VP International Fund	13.09	16.13	17716.73
Amer Century VP Large Company Value Fund	10.43	12.35	1645.15
Amer Century VP Mid Cap Value Fund	10.80	12.83	173.65
Amer Century VP Ultra Fund	10.06	9.60	0.00
Amer Century VP Value Fund	13.11	15.35	24135.54
Calvert VS Social Equity Portfolio	11.31	12.30	119.52
Calvert VS Social Mid Cap Growth Portfolio	10.89	11.50	189.96
Calvert VS Social Small Cap Growth Portfolio	9.65	9.61	115.71
Fidelity VIP Asset Manager Portfolio	11.17	11.83	2573.42
Fidelity VIP Asset Manager: Growth Portfolio	10.90	11.49	1117.73
Fidelity VIP Balanced Portfolio	11.42	12.58	3346.18
Fidelity VIP Contrafund Portfolio	14.96	16.47	284231.69
Fidelity VIP Equity-Income Portfolio	12.29	14.56	14277.18
Fidelity VIP Growth & Income Portfolio	11.29	12.59	1258.17
Fidelity VIP Growth Opportunities Portfolio	11.56	12.00	472.36
Fidelity VIP Growth Portfolio	9.82	10.34	1767.71
Fidelity VIP High Income Portfolio	13.96	15.31	13856.13
Fidelity VIP Index 500 Portfolio	11.18	12.75	33424.20
Fidelity VIP Investment Grade Bond Portfolio	11.58	11.91	4005.27
Fidelity VIP MidCap Portfolio	17.62	19.57	8370.98
Fidelity VIP Money Market Portfolio	10.19	10.56	23764.23
Fidelity VIP Overseas Portfolio	15.45	17.98	9443.04
Fidelity VIP Value Strategies Portfolio	11.33	12.99	0.00
Goldman Sachs VIT Core Small Cap Fund	10.66	11.83	3916.60
Goldman Sachs VIT Growth and Income Fund	10.37	12.57	970.69
Goldman Sachs VIT Mid Cap Value Fund	11.31	12.99	3259.27
Janus Aspen Series Growth and Income Portfolio	14.75	15.75	1767.22
JPMorgan Bond Portfolio (Series Trust II)	11.35	11.68	12412.80
JPMorgan Small Company (Series Trust II) Portfolio	13.13	14.92	3528.58
Lord Abbett Series Fund Growth & Income Portfolio	12.02	13.93	81812.85
Lord Abbett Series Fund International Portfolio	17.84	22.75	25106.79
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.87	16.49	218591.83
MFS VIT Emerging Growth Series	10.73	11.41	262.03
MFS VIT Investors Trust Series	11.18	12.45	1447.65
MFS VIT New Discovery Series	9.98	11.14	5797.24
MFS VIT Research Series	11.54	12.57	0.00
Neuberger Berman Fasciano Portfolio	10.28	10.69	9986.68
Neuberger Berman MidCap Growth Portfolio	11.39	12.88	13984.19
Neuberger Berman Regency Portfolio	11.20	12.30	1146.84
PIMCO VIT High Yield Portfolio	12.12	13.06	2497.20
PIMCO VIT Low Duration Portfolio	10.02	10.30	4577.01
PIMCO VIT Real Return Portfolio	11.39	11.33	20131.14
PIMCO VIT Total Return Portfolio	10.61	10.89	62616.82
Premier VIT OpCap Small Cap Portfolio	9.55	10.51	3326.29
Premier VIT PEA Renaissance Portfolio	10.06	12.34	132.68
Rydex VT Arktos Fund	5.98	5.83	164167.97
Rydex VT Juno Fund	8.39	8.96	45388.33
Rydex VT Nova Fund	11.13	13.11	28433.90
Rydex VT OTC Fund	11.79	12.32	123.50
Rydex VT Sector Rotation Fund	12.72	14.00	97330.30
Rydex VT US Government Bond Fund	10.63	10.17	714.47
Rydex VT U.S. Govt Money Market Fund	9.82	10.07	0.00
Rydex VT Ursa Fund	7.57	6.92	120886.92
Van Eck Worldwide Bond Fund	12.74	13.41	787.04
Van Eck Worldwide Emerging Markets Fund	20.78	28.64	70997.34
Van Eck Worldwide Hard Assets Fund	24.71	30.40	107012.48
Van Eck Worldwide Real Estate Fund	21.93	28.37	1803.77

Table 4 – 1.30% Asset Charge

Base Contract with Estate Planning Rider

Base Contract with Surrender Charge Rider – Three Years

Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	12.26	14.09	6626.77
AIM V.I. Global Health Care Fund	11.22	11.65	13338.10
AIM V.I. Technology Fund	9.74	10.62	1778.88
AIM V.I. Utilities Fund	13.89	17.20	18643.64
Alger American Growth Portfolio	10.65	11.06	44146.31
Alger American Leveraged AllCap Portfolio	10.96	12.90	8712.48
Alger American MidCap Growth Portfolio	12.81	13.93	12297.59
Alger American Small Capitalization Portfolio	14.01	16.59	4067.33
Amer Century VP Balanced Fund	11.97	12.96	46976.09
Amer Century VP Capital Appreciation Fund	12.09	13.99	5587.38
Amer Century VP Income & Growth Fund	11.74	13.53	851.66
Amer Century VP Inflation Protection Fund	10.05	10.07	37648.70
Amer Century VP International Fund	13.04	16.05	30937.12
Amer Century VP Large Company Value Fund	10.42	12.32	9452.54
Amer Century VP Mid Cap Value Fund	10.79	12.80	675.78
Amer Century VP Ultra Fund	10.05	9.58	158.17
Amer Century VP Value Fund	13.06	15.27	57338.89
Calvert VS Social Equity Portfolio	11.27	12.24	5392.83
Calvert VS Social Mid Cap Growth Portfolio	10.85	11.45	1771.93
Calvert VS Social Small Cap Growth Portfolio	9.62	9.57	3793.94
Fidelity VIP Asset Manager Portfolio	11.13	11.77	587.86
Fidelity VIP Asset Manager: Growth Portfolio	10.85	11.43	241.82
Fidelity VIP Balanced Portfolio	11.38	12.52	40978.18
Fidelity VIP Contrafund Portfolio	14.90	16.39	93363.71
Fidelity VIP Equity-Income Portfolio	12.24	14.49	18033.52
Fidelity VIP Growth & Income Portfolio	11.25	12.53	5086.64
Fidelity VIP Growth Opportunities Portfolio	11.51	11.94	1127.11
Fidelity VIP Growth Portfolio	9.78	10.29	4172.98
Fidelity VIP High Income Portfolio	13.91	15.24	8934.23
Fidelity VIP Index 500 Portfolio	11.14	12.69	68096.75
Fidelity VIP Investment Grade Bond Portfolio	11.53	11.85	10087.32
Fidelity VIP MidCap Portfolio	17.55	19.48	30794.04
Fidelity VIP Money Market Portfolio	10.15	10.51	47117.59
Fidelity VIP Overseas Portfolio	15.39	17.89	30993.87
Fidelity VIP Value Strategies Portfolio	11.31	12.95	160.40
Goldman Sachs VIT Core Small Cap Fund	10.65	11.80	11304.96
Goldman Sachs VIT Growth and Income Fund	10.36	12.54	5941.23
Goldman Sachs VIT Mid Cap Value Fund	11.30	12.97	7886.84
Janus Aspen Series Growth and Income Portfolio	14.71	15.69	605.42
JPMorgan Bond Portfolio (Series Trust II)	11.31	11.62	26438.03
JPMorgan Small Company (Series Trust II) Portfolio	13.08	14.85	1762.90
Lord Abbett Series Fund Growth & Income Portfolio	11.97	13.86	16907.99
Lord Abbett Series Fund International Portfolio	17.77	22.64	35718.22
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.81	16.41	51826.39
MFS VIT Emerging Growth Series	10.69	11.36	0.00
MFS VIT Investors Trust Series	11.14	12.39	409.07
MFS VIT New Discovery Series	9.94	11.08	1821.01
MFS VIT Research Series	11.50	12.51	360.64
Neuberger Berman Fasciano Portfolio	10.27	10.67	1096.50
Neuberger Berman MidCap Growth Portfolio	11.38	12.86	418.93
Neuberger Berman Regency Portfolio	11.19	12.27	478.21
PIMCO VIT High Yield Portfolio	12.09	13.01	9279.13
PIMCO VIT Low Duration Portfolio	10.00	10.26	5124.43
PIMCO VIT Real Return Portfolio	11.36	11.29	7991.80
PIMCO VIT Total Return Portfolio	10.58	10.85	111358.87
Premier VIT OpCap Small Cap Portfolio	9.54	10.49	580.86
Premier VIT PEA Renaissance Portfolio	10.05	12.31	762.01
Rydex VT Arktos Fund	5.96	5.80	8770.70
Rydex VT Juno Fund	8.38	8.94	2686.81
Rydex VT Nova Fund	11.09	13.05	1925.84
Rydex VT OTC Fund	11.75	12.26	0.00
Rydex VT Sector Rotation Fund	12.70	13.96	3190.95
Rydex VT US Government Bond Fund	10.62	10.15	0.00
Rydex VT U.S. Govt Money Market Fund	9.78	10.02	294.20
Rydex VT Ursa Fund	7.54	6.89	10214.47
Van Eck Worldwide Bond Fund	12.70	13.35	2411.40
Van Eck Worldwide Emerging Markets Fund	20.70	28.51	13815.09
Van Eck Worldwide Hard Assets Fund	24.61	30.25	14173.54
Van Eck Worldwide Real Estate Fund	21.86	28.25	1728.84

Table 5 – 1.35% Asset Charge

Base Contract with GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.86	12.48	0.00
AIM V.I. Global Health Care Fund	11.45	11.89	0.00
AIM V.I. Technology Fund	10.33	11.26	0.00
AIM V.I. Utilities Fund	11.62	14.38	0.00
Alger American Growth Portfolio	11.44	11.87	1910.24
Alger American Leveraged AllCap Portfolio	11.64	13.70	0.00
Alger American MidCap Growth Portfolio	11.14	12.11	629.18
Alger American Small Capitalization Portfolio	12.00	14.21	0.00
Amer Century VP Balanced Fund	10.53	11.39	0.00
Amer Century VP Capital Appreciation Fund	12.52	14.48	0.00
Amer Century VP Income & Growth Fund	10.63	12.26	0.00
Amer Century VP Inflation Protection Fund	10.04	10.06	1425.91
Amer Century VP International Fund	11.55	14.22	1819.52
Amer Century VP Large Company Value Fund	10.42	12.31	0.00
Amer Century VP Mid Cap Value Fund	10.78	12.79	0.00
Amer Century VP Ultra Fund	10.04	9.57	0.00
Amer Century VP Value Fund	10.67	12.48	2206.95
Calvert VS Social Equity Portfolio	10.55	11.45	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.22	10.77	0.00
Calvert VS Social Small Cap Growth Portfolio	9.27	9.22	0.00
Fidelity VIP Asset Manager Portfolio	10.41	11.00	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.44	10.99	0.00
Fidelity VIP Balanced Portfolio	10.53	11.59	0.00
Fidelity VIP Contrafund Portfolio	11.76	12.93	0.00
Fidelity VIP Equity-Income Portfolio	10.67	12.63	510.24
Fidelity VIP Growth & Income Portfolio	10.76	11.98	0.00
Fidelity VIP Growth Opportunities Portfolio	10.95	11.36	0.00
Fidelity VIP Growth Portfolio	10.62	11.17	0.00
Fidelity VIP High Income Portfolio	10.20	11.17	549.28
Fidelity VIP Index 500 Portfolio	10.57	12.04	3442.51
Fidelity VIP Investment Grade Bond Portfolio	10.09	10.37	0.00
Fidelity VIP MidCap Portfolio	11.91	13.21	0.00
Fidelity VIP Money Market Portfolio	10.17	10.52	1536.09
Fidelity VIP Overseas Portfolio	12.14	14.11	459.55
Fidelity VIP Value Strategies Portfolio	10.66	12.21	0.00
Goldman Sachs VIT Core Small Cap Fund	10.64	11.79	636.26
Goldman Sachs VIT Growth and Income Fund	10.35	12.53	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.30	12.95	0.00
Janus Aspen Series Growth and Income Portfolio	11.51	12.27	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.20	10.48	1538.52
JPMorgan Small Company (Series Trust II) Portfolio	10.57	11.99	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.46	12.11	0.00
Lord Abbett Series Fund International Portfolio	13.01	16.57	1769.34
Lord Abbett Series Fund Mid-Cap Value Portfolio	11.08	12.27	992.59
MFS VIT Emerging Growth Series	11.19	11.88	0.00
MFS VIT Investors Trust Series	10.88	12.10	0.00
MFS VIT New Discovery Series	10.74	11.96	0.00
MFS VIT Research Series	11.00	11.96	0.00
Neuberger Berman Fasciano Portfolio	10.26	10.66	0.00
Neuberger Berman MidCap Growth Portfolio	11.37	12.84	0.00
Neuberger Berman Regency Portfolio	11.18	12.26	0.00
PIMCO VIT High Yield Portfolio	10.36	11.14	404.05
PIMCO VIT Low Duration Portfolio	9.97	10.23	0.00
PIMCO VIT Real Return Portfolio	10.18	10.12	0.00
PIMCO VIT Total Return Portfolio	10.15	10.40	5210.56
Premier VIT OpCap Small Cap Portfolio	9.53	10.48	0.00
Premier VIT PEA Renaissance Portfolio	10.05	12.30	0.00
Rydex VT Arktos Fund	9.72	9.46	0.00
Rydex VT Juno Fund	9.22	9.83	0.00
Rydex VT Nova Fund	10.64	12.53	0.00
Rydex VT OTC Fund	10.24	10.69	0.00
Rydex VT Sector Rotation Fund	11.54	12.68	0.00
Rydex VT US Government Bond Fund	10.61	10.14	0.00
Rydex VT U.S. Govt Money Market Fund	10.06	10.30	0.00
Rydex VT Ursa Fund	9.54	8.70	0.00
Van Eck Worldwide Bond Fund	9.67	10.16	0.00
Van Eck Worldwide Emerging Markets Fund	13.73	18.89	0.00
Van Eck Worldwide Hard Assets Fund	14.58	17.91	352.44
Van Eck Worldwide Real Estate Fund	12.60	16.27	0.00

Table 6 – 1.40% Asset Charge

Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset

Allocation Mode

Base Contract with Three-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.78	12.37	0.00
AIM V.I. Global Health Care Fund	10.82	11.22	0.00
AIM V.I. Technology Fund	10.07	10.97	0.00
AIM V.I. Utilities Fund	13.92	17.22	0.00
Alger American Growth Portfolio	11.18	11.60	0.00
Alger American Leveraged AllCap Portfolio	11.55	13.59	0.00
Alger American MidCap Growth Portfolio	11.53	12.52	0.00
Alger American Small Capitalization Portfolio	12.54	14.85	0.00
Amer Century VP Balanced Fund	11.05	11.95	0.00
Amer Century VP Capital Appreciation Fund	12.54	14.49	0.00
Amer Century VP Income & Growth Fund	11.22	12.92	0.00
Amer Century VP Inflation Protection Fund	10.04	10.05	0.00
Amer Century VP International Fund	12.29	15.12	0.00
Amer Century VP Large Company Value Fund	10.41	12.30	0.00
Amer Century VP Mid Cap Value Fund	10.78	12.78	0.00
Amer Century VP Ultra Fund	10.04	9.56	0.00
Amer Century VP Value Fund	11.42	13.34	0.00
Calvert VS Social Equity Portfolio	10.80	11.73	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.27	10.82	0.00
Calvert VS Social Small Cap Growth Portfolio	9.39	9.33	0.00
Fidelity VIP Asset Manager Portfolio	10.45	11.04	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.45	10.99	0.00
Fidelity VIP Balanced Portfolio	10.68	11.74	0.00
Fidelity VIP Contrafund Portfolio	13.10	14.39	0.00
Fidelity VIP Equity-Income Portfolio	11.28	13.34	0.00
Fidelity VIP Growth & Income Portfolio	10.88	12.11	0.00
Fidelity VIP Growth Opportunities Portfolio	11.13	11.54	0.00
Fidelity VIP Growth Portfolio	10.20	10.72	0.00
Fidelity VIP High Income Portfolio	10.77	11.79	0.00
Fidelity VIP Index 500 Portfolio	10.99	12.52	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.26	10.54	0.00
Fidelity VIP MidCap Portfolio	14.12	15.65	0.00
Fidelity VIP Money Market Portfolio	10.14	10.49	0.00
Fidelity VIP Overseas Portfolio	12.80	14.87	0.00
Fidelity VIP Value Strategies Portfolio	11.29	12.92	0.00
Goldman Sachs VIT Core Small Cap Fund	10.64	11.78	0.00
Goldman Sachs VIT Growth and Income Fund	10.35	12.52	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.29	12.94	0.00
Janus Aspen Series Growth and Income Portfolio	12.06	12.85	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.36	10.64	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.67	14.37	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.20	12.95	0.00
Lord Abbett Series Fund International Portfolio	14.38	18.30	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	12.73	14.09	0.00
MFS VIT Emerging Growth Series	11.55	12.26	0.00
MFS VIT Investors Trust Series	11.40	12.67	0.00
MFS VIT New Discovery Series	10.30	11.47	0.00
MFS VIT Research Series	11.67	12.68	0.00
Neuberger Berman Fasciano Portfolio	10.26	10.65	0.00
Neuberger Berman MidCap Growth Portfolio	11.37	12.83	0.00
Neuberger Berman Regency Portfolio	11.17	12.25	0.00
PIMCO VIT High Yield Portfolio	11.04	11.88	0.00
PIMCO VIT Low Duration Portfolio	9.99	10.24	0.00
PIMCO VIT Real Return Portfolio	10.66	10.59	0.00
PIMCO VIT Total Return Portfolio	10.39	10.63	0.00
Premier VIT OpCap Small Cap Portfolio	9.53	10.46	0.00
Premier VIT PEA Renaissance Portfolio	10.04	12.29	0.00
Rydex VT Arktos Fund	8.84	8.59	0.00
Rydex VT Juno Fund	8.36	8.91	0.00
Rydex VT Nova Fund	11.18	13.15	0.00
Rydex VT OTC Fund	10.64	11.09	0.00
Rydex VT Sector Rotation Fund	12.68	13.93	0.00
Rydex VT US Government Bond Fund	10.61	10.13	0.00
Rydex VT U.S. Govt Money Market Fund	9.96	10.19	0.00
Rydex VT Ursa Fund	8.91	8.12	0.00
Van Eck Worldwide Bond Fund	10.31	10.82	0.00
Van Eck Worldwide Emerging Markets Fund	15.75	21.67	0.00
Van Eck Worldwide Hard Assets Fund	18.62	22.86	0.00
Van Eck Worldwide Real Estate Fund	15.10	19.49	0.00

Table 7 – 1.45% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider Base Contract with Minimum Premium Rider and Surrender Charge Rider – Five Years Base Contract with Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	12.19	13.99	3129.81
AIM V.I. Global Health Care Fund	11.15	11.57	9141.72
AIM V.I. Technology Fund	9.69	10.55	3425.02
AIM V.I. Utilities Fund	13.81	17.08	5096.36
Alger American Growth Portfolio	10.59	10.97	41604.15
Alger American Leveraged AllCap Portfolio	10.90	12.81	3975.04
Alger American MidCap Growth Portfolio	12.73	13.82	16716.32
Alger American Small Capitalization Portfolio	13.92	16.47	1929.97
Amer Century VP Balanced Fund	11.90	12.86	6290.10
Amer Century VP Capital Appreciation Fund	12.02	13.89	232.13
Amer Century VP Income & Growth Fund	11.67	13.43	698.55
Amer Century VP Inflation Protection Fund	10.03	10.04	16053.76
Amer Century VP International Fund	12.96	15.94	45895.56
Amer Century VP Large Company Value Fund	10.41	12.29	9577.77
Amer Century VP Mid Cap Value Fund	10.77	12.77	0.00
Amer Century VP Ultra Fund	10.03	9.55	374.18
Amer Century VP Value Fund	12.98	15.16	47963.28
Calvert VS Social Equity Portfolio	11.20	12.15	2598.64
Calvert VS Social Mid Cap Growth Portfolio	10.79	11.37	1500.35
Calvert VS Social Small Cap Growth Portfolio	9.57	9.50	1488.07
Fidelity VIP Asset Manager Portfolio	11.06	11.68	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.79	11.35	2173.85
Fidelity VIP Balanced Portfolio	11.31	12.43	15101.03
Fidelity VIP Contrafund Portfolio	14.81	16.27	42458.32
Fidelity VIP Equity-Income Portfolio	12.17	14.38	32724.37
Fidelity VIP Growth & Income Portfolio	11.18	12.44	982.96
Fidelity VIP Growth Opportunities Portfolio	11.44	11.86	147.78
Fidelity VIP Growth Portfolio	9.72	10.21	3006.97
Fidelity VIP High Income Portfolio	13.82	15.13	8725.94
Fidelity VIP Index 500 Portfolio	11.07	12.60	57606.94
Fidelity VIP Investment Grade Bond Portfolio	11.46	11.77	4866.25
Fidelity VIP MidCap Portfolio	17.45	19.34	7153.69
Fidelity VIP Money Market Portfolio	10.09	10.43	30458.16
Fidelity VIP Overseas Portfolio	15.30	17.76	14381.91
Fidelity VIP Value Strategies Portfolio	11.28	12.90	191.58
Goldman Sachs VIT Core Small Cap Fund	10.63	11.77	7519.56
Goldman Sachs VIT Growth and Income Fund	10.34	12.50	183.03
Goldman Sachs VIT Mid Cap Value Fund	11.28	12.93	148.33
Janus Aspen Series Growth and Income Portfolio	14.65	15.60	7095.74
JPMorgan Bond Portfolio (Series Trust II)	11.24	11.54	14605.93
JPMorgan Small Company (Series Trust II) Portfolio	13.01	14.74	5661.94
Lord Abbett Series Fund Growth & Income Portfolio	11.90	13.76	13384.81
Lord Abbett Series Fund International Portfolio	17.66	22.47	12421.94
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.72	16.29	27010.48
MFS VIT Emerging Growth Series	10.63	11.27	3402.19
MFS VIT Investors Trust Series	11.07	12.30	222.17
MFS VIT New Discovery Series	9.88	11.00	916.87
MFS VIT Research Series	11.43	12.41	654.95
Neuberger Berman Fasciano Portfolio	10.25	10.64	190.75
Neuberger Berman MidCap Growth Portfolio	11.36	12.82	375.41
Neuberger Berman Regency Portfolio	11.17	12.24	1046.27
PIMCO VIT High Yield Portfolio	12.04	12.94	3656.34
PIMCO VIT Low Duration Portfolio	9.96	10.20	3458.91
PIMCO VIT Real Return Portfolio	11.31	11.23	6496.75
PIMCO VIT Total Return Portfolio	10.54	10.79	78072.98
Premier VIT OpCap Small Cap Portfolio	9.52	10.45	7369.06
Premier VIT PEA Renaissance Portfolio	10.04	12.28	0.00
Rydex VT Arktos Fund	5.93	5.76	6400.49
Rydex VT Juno Fund	8.35	8.90	1722.27
Rydex VT Nova Fund	11.02	12.96	1329.77
Rydex VT OTC Fund	11.68	12.18	2140.52
Rydex VT Sector Rotation Fund	12.67	13.91	3002.12
Rydex VT US Government Bond Fund	10.60	10.12	502.52
Rydex VT U.S. Govt Money Market Fund	9.73	9.95	0.00
Rydex VT Ursa Fund	7.50	6.84	4442.72
Van Eck Worldwide Bond Fund	12.64	13.27	1172.25
Van Eck Worldwide Emerging Markets Fund	20.59	28.31	9217.04
Van Eck Worldwide Hard Assets Fund	24.47	30.03	9833.91
Van Eck Worldwide Real Estate Fund	21.76	28.08	2249.91

Table 8 – 1.50% Asset Charge

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.73	12.31	0.00
AIM V.I. Global Health Care Fund	10.24	10.62	0.00
AIM V.I. Technology Fund	10.53	11.46	0.00
AIM V.I. Utilities Fund	10.07	12.45	0.00
Alger American Growth Portfolio	10.45	10.83	0.00
Alger American Leveraged AllCap Portfolio	10.75	12.63	0.00
Alger American MidCap Growth Portfolio	10.26	11.13	0.00
Alger American Small Capitalization Portfolio	10.69	12.64	0.00
Amer Century VP Balanced Fund	10.15	10.96	0.00
Amer Century VP Capital Appreciation Fund	10.97	12.66	0.00
Amer Century VP Income & Growth Fund	10.15	11.68	0.00
Amer Century VP Inflation Protection Fund	10.03	10.04	0.00
Amer Century VP International Fund	10.74	13.20	0.00
Amer Century VP Large Company Value Fund	10.24	12.09	0.00
Amer Century VP Mid Cap Value Fund	10.21	12.10	0.00
Amer Century VP Ultra Fund	10.26	9.77	0.00
Amer Century VP Value Fund	10.21	11.91	0.00
Calvert VS Social Equity Portfolio	10.09	10.94	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.89	10.42	0.00
Calvert VS Social Small Cap Growth Portfolio	10.05	9.98	0.00
Fidelity VIP Asset Manager Portfolio	10.21	10.77	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.25	10.78	0.00
Fidelity VIP Balanced Portfolio	10.45	11.48	0.00
Fidelity VIP Contrafund Portfolio	10.76	11.82	0.00
Fidelity VIP Equity-Income Portfolio	10.29	12.16	0.00
Fidelity VIP Growth & Income Portfolio	10.62	11.81	0.00
Fidelity VIP Growth Opportunities Portfolio	10.70	11.09	0.00
Fidelity VIP Growth Portfolio	10.35	10.87	0.00
Fidelity VIP High Income Portfolio	10.03	10.97	0.00
Fidelity VIP Index 500 Portfolio	10.22	11.62	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.97	10.23	0.00
Fidelity VIP MidCap Portfolio	10.78	11.94	0.00
Fidelity VIP Money Market Portfolio	10.08	10.41	0.00
Fidelity VIP Overseas Portfolio	11.09	12.87	0.00
Fidelity VIP Value Strategies Portfolio	10.37	11.85	0.00
Goldman Sachs VIT Core Small Cap Fund	10.10	11.17	0.00
Goldman Sachs VIT Growth and Income Fund	10.11	12.22	0.00
Goldman Sachs VIT Mid Cap Value Fund	10.26	11.75	0.00
Janus Aspen Series Growth and Income Portfolio	10.60	11.28	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.00	10.26	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.05	11.39	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.32	11.92	0.00
Lord Abbett Series Fund International Portfolio	11.24	14.30	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.21	11.29	0.00
MFS VIT Emerging Growth Series	10.60	11.23	0.00
MFS VIT Investors Trust Series	10.35	11.49	0.00
MFS VIT New Discovery Series	10.25	11.40	0.00
MFS VIT Research Series	10.17	11.04	0.00
Neuberger Berman Fasciano Portfolio	10.18	10.55	0.00
Neuberger Berman MidCap Growth Portfolio	10.63	11.99	0.00
Neuberger Berman Regency Portfolio	10.36	11.35	0.00
PIMCO VIT High Yield Portfolio	10.02	10.77	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.24	0.00
PIMCO VIT Real Return Portfolio	10.04	9.96	0.00
PIMCO VIT Total Return Portfolio	9.96	10.19	0.00
Premier VIT OpCap Small Cap Portfolio	10.32	11.32	0.00
Premier VIT PEA Renaissance Portfolio	10.28	12.56	0.00
Rydex VT Arktos Fund	9.68	9.40	0.00
Rydex VT Juno Fund	10.09	10.75	0.00
Rydex VT Nova Fund	10.22	12.01	0.00
Rydex VT OTC Fund	10.32	10.75	0.00
Rydex VT Sector Rotation Fund	10.75	11.80	0.00
Rydex VT US Government Bond Fund	9.84	9.38	0.00
Rydex VT U.S. Govt Money Market Fund	10.04	10.27	0.00
Rydex VT Ursa Fund	9.85	8.98	0.00
Van Eck Worldwide Bond Fund	9.82	10.31	0.00
Van Eck Worldwide Emerging Markets Fund	11.43	15.70	0.00
Van Eck Worldwide Hard Assets Fund	11.74	14.40	0.00
Van Eck Worldwide Real Estate Fund	11.22	14.47	0.00

Table 9 – 1.55% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Five Years Base Contract with Minimum Premium Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Three Years

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset

Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	12.14	13.92	2866.68
AIM V.I. Global Health Care Fund	11.11	11.51	20002.17
AIM V.I. Technology Fund	9.65	10.50	2597.48
AIM V.I. Utilities Fund	13.76	17.00	43608.35
Alger American Growth Portfolio	10.55	10.92	138256.60
Alger American Leveraged AllCap Portfolio	10.85	12.75	16695.99
Alger American MidCap Growth Portfolio	12.68	13.76	50890.07
Alger American Small Capitalization Portfolio	13.87	16.39	52385.67
Amer Century VP Balanced Fund	11.86	12.80	13264.68
Amer Century VP Capital Appreciation Fund	11.97	13.82	9467.18
Amer Century VP Income & Growth Fund	11.62	13.37	8811.21
Amer Century VP Inflation Protection Fund	10.02	10.02	51487.53
Amer Century VP International Fund	12.91	15.86	114323.23
Amer Century VP Large Company Value Fund	10.40	12.26	4232.74
Amer Century VP Mid Cap Value Fund	10.76	12.74	5109.69
Amer Century VP Ultra Fund	10.02	9.53	3216.56
Amer Century VP Value Fund	12.93	15.08	109912.33
Calvert VS Social Equity Portfolio	11.16	12.10	4879.35
Calvert VS Social Mid Cap Growth Portfolio	10.75	11.31	2464.04
Calvert VS Social Small Cap Growth Portfolio	9.53	9.46	2958.70
Fidelity VIP Asset Manager Portfolio	11.02	11.62	11233.45
Fidelity VIP Asset Manager: Growth Portfolio	10.75	11.30	7235.64
Fidelity VIP Balanced Portfolio	11.27	12.37	20114.37
Fidelity VIP Contrafund Portfolio	14.75	16.19	64890.54
Fidelity VIP Equity-Income Portfolio	12.12	14.31	62477.30
Fidelity VIP Growth & Income Portfolio	11.14	12.38	25627.28
Fidelity VIP Growth Opportunities Portfolio	11.40	11.80	1335.28
Fidelity VIP Growth Portfolio	9.69	10.16	31555.40
Fidelity VIP High Income Portfolio	13.77	15.05	247299.04
Fidelity VIP Index 500 Portfolio	11.03	12.54	192409.47
Fidelity VIP Investment Grade Bond Portfolio	11.42	11.71	27690.10
Fidelity VIP MidCap Portfolio	17.38	19.24	26443.91
Fidelity VIP Money Market Portfolio	10.05	10.38	120676.07
Fidelity VIP Overseas Portfolio	15.24	17.67	54116.59
Fidelity VIP Value Strategies Portfolio	11.26	12.87	5816.50
Goldman Sachs VIT Core Small Cap Fund	10.62	11.74	25816.43
Goldman Sachs VIT Growth and Income Fund	10.33	12.48	2549.53
Goldman Sachs VIT Mid Cap Value Fund	11.27	12.90	4920.51
Janus Aspen Series Growth and Income Portfolio	14.60	15.54	8878.20
JPMorgan Bond Portfolio (Series Trust II)	11.20	11.49	52212.88
JPMorgan Small Company (Series Trust II) Portfolio	12.96	14.68	28066.21
Lord Abbett Series Fund Growth & Income Portfolio	11.86	13.69	34604.91
Lord Abbett Series Fund International Portfolio	17.59	22.36	97417.36
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.67	16.21	85030.07
MFS VIT Emerging Growth Series	10.59	11.22	7348.99
MFS VIT Investors Trust Series	11.03	12.24	6907.87
MFS VIT New Discovery Series	9.84	10.95	6724.11
MFS VIT Research Series	11.38	12.35	2157.86
Neuberger Berman Fasciano Portfolio	10.24	10.62	5170.65
Neuberger Berman MidCap Growth Portfolio	11.35	12.79	2670.85
Neuberger Berman Regency Portfolio	11.16	12.21	337.02
PIMCO VIT High Yield Portfolio	12.01	12.89	25060.85
PIMCO VIT Low Duration Portfolio	9.93	10.17	14635.31
PIMCO VIT Real Return Portfolio	11.28	11.19	29654.72
PIMCO VIT Total Return Portfolio	10.51	10.75	245684.44
Premier VIT OpCap Small Cap Portfolio	9.51	10.43	60686.71
Premier VIT PEA Renaissance Portfolio	10.03	12.25	1442.67
Rydex VT Arktos Fund	5.90	5.73	10382.29
Rydex VT Juno Fund	8.34	8.88	1516.77
Rydex VT Nova Fund	10.98	12.90	1528.08
Rydex VT OTC Fund	11.64	12.12	329.91
Rydex VT Sector Rotation Fund	12.65	13.87	14061.37
Rydex VT US Government Bond Fund	10.59	10.10	113.17
Rydex VT U.S. Govt Money Market Fund	9.69	9.91	81.11
Rydex VT Ursa Fund	7.47	6.81	7440.58
Van Eck Worldwide Bond Fund	12.60	13.21	6252.86
Van Eck Worldwide Emerging Markets Fund	20.51	28.18	75049.58
Van Eck Worldwide Hard Assets Fund	24.37	29.88	36448.67
Van Eck Worldwide Real Estate Fund	21.69	27.96	23052.94

Table 10 – 1.60% Asset Charge

Base Contract with Minimum Premium Rider and GMWB Moderate Asset Allocation Model
Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.73	12.30	0.00
AIM V.I. Global Health Care Fund	10.24	10.60	0.00
AIM V.I. Technology Fund	10.52	11.44	0.00
AIM V.I. Utilities Fund	10.07	12.43	0.00
Alger American Growth Portfolio	10.45	10.81	114.82
Alger American Leveraged AllCap Portfolio	10.75	12.61	0.00
Alger American MidCap Growth Portfolio	10.26	11.12	28.19
Alger American Small Capitalization Portfolio	10.68	12.62	0.00
Amer Century VP Balanced Fund	10.15	10.95	0.00
Amer Century VP Capital Appreciation Fund	10.96	12.65	0.00
Amer Century VP Income & Growth Fund	10.15	11.66	0.00
Amer Century VP Inflation Protection Fund	10.03	10.03	151.03
Amer Century VP International Fund	10.74	13.19	0.00
Amer Century VP Large Company Value Fund	10.24	12.07	0.00
Amer Century VP Mid Cap Value Fund	10.21	12.08	0.00
Amer Century VP Ultra Fund	10.26	9.76	0.00
Amer Century VP Value Fund	10.20	11.90	66.23
Calvert VS Social Equity Portfolio	10.09	10.92	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.89	10.40	0.00
Calvert VS Social Small Cap Growth Portfolio	10.05	9.97	0.00
Fidelity VIP Asset Manager Portfolio	10.21	10.76	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.25	10.76	0.00
Fidelity VIP Balanced Portfolio	10.44	11.46	0.00
Fidelity VIP Contrafund Portfolio	10.76	11.80	0.00
Fidelity VIP Equity-Income Portfolio	10.29	12.14	52.34
Fidelity VIP Growth & Income Portfolio	10.62	11.79	0.00
Fidelity VIP Growth Opportunities Portfolio	10.70	11.07	0.00
Fidelity VIP Growth Portfolio	10.35	10.85	0.00
Fidelity VIP High Income Portfolio	10.03	10.96	0.00
Fidelity VIP Index 500 Portfolio	10.22	11.61	176.30
Fidelity VIP Investment Grade Bond Portfolio	9.97	10.21	0.00
Fidelity VIP MidCap Portfolio	10.78	11.92	0.00
Fidelity VIP Money Market Portfolio	10.07	10.40	29.58
Fidelity VIP Overseas Portfolio	11.09	12.85	50.27
Fidelity VIP Value Strategies Portfolio	10.36	11.83	0.00
Goldman Sachs VIT Core Small Cap Fund	10.10	11.16	28.29
Goldman Sachs VIT Growth and Income Fund	10.11	12.20	0.00
Goldman Sachs VIT Mid Cap Value Fund	10.26	11.73	0.00
Janus Aspen Series Growth and Income Portfolio	10.59	11.27	0.00
JPMorgan Bond Portfolio (Series Trust II)	9.99	10.24	89.60
JPMorgan Small Company (Series Trust II) Portfolio	10.05	11.38	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.31	11.90	0.00
Lord Abbett Series Fund International Portfolio	11.24	14.28	195.39
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.21	11.27	41.82
MFS VIT Emerging Growth Series	10.59	11.22	0.00
MFS VIT Investors Trust Series	10.34	11.47	0.00
MFS VIT New Discovery Series	10.24	11.38	0.00
MFS VIT Research Series	10.17	11.03	0.00
Neuberger Berman Fasciano Portfolio	10.17	10.54	0.00
Neuberger Berman MidCap Growth Portfolio	10.62	11.97	0.00
Neuberger Berman Regency Portfolio	10.36	11.33	0.00
PIMCO VIT High Yield Portfolio	10.02	10.75	43.25
PIMCO VIT Low Duration Portfolio	10.00	10.23	0.00
PIMCO VIT Real Return Portfolio	10.04	9.95	0.00
PIMCO VIT Total Return Portfolio	9.95	10.17	255.07
Premier VIT OpCap Small Cap Portfolio	10.32	11.31	0.00
Premier VIT PEA Renaissance Portfolio	10.27	12.55	0.00
Rydex VT Arktos Fund	9.68	9.39	0.00
Rydex VT Juno Fund	10.09	10.73	0.00
Rydex VT Nova Fund	10.21	11.99	0.00
Rydex VT OTC Fund	10.31	10.73	0.00
Rydex VT Sector Rotation Fund	10.75	11.78	0.00
Rydex VT US Government Bond Fund	9.83	9.37	0.00
Rydex VT U.S. Govt Money Market Fund	10.04	10.26	0.00
Rydex VT Ursa Fund	9.85	8.96	0.00
Van Eck Worldwide Bond Fund	9.82	10.29	0.00
Van Eck Worldwide Emerging Markets Fund	11.42	15.68	0.00
Van Eck Worldwide Hard Assets Fund	11.74	14.38	42.86
Van Eck Worldwide Real Estate Fund	11.22	14.45	0.00

Table 11 – 1.65% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Three Years Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset Allocation Model

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB

Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Conservative Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset

Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	13.65	15.64	0.00
AIM V.I. Global Health Care Fund	13.17	13.63	113.55
AIM V.I. Technology Fund	14.27	15.51	0.00
AIM V.I. Utilities Fund	16.60	20.48	0.00
Alger American Growth Portfolio	14.47	14.97	385.58
Alger American Leveraged AllCap Portfolio	14.69	17.23	0.00
Alger American MidCap Growth Portfolio	16.59	17.97	143.40
Alger American Small Capitalization Portfolio	18.17	21.45	0.00
Amer Century VP Balanced Fund	13.08	14.11	0.00
Amer Century VP Capital Appreciation Fund	14.67	16.91	0.00
Amer Century VP Income & Growth Fund	14.29	16.42	0.00
Amer Century VP Inflation Protection Fund	10.01	10.00	0.00
Amer Century VP International Fund	15.21	18.66	775.82
Amer Century VP Large Company Value Fund	10.39	12.24	0.00
Amer Century VP Mid Cap Value Fund	10.75	12.72	0.00
Amer Century VP Ultra Fund	10.01	9.51	0.00
Amer Century VP Value Fund	14.81	17.25	658.10
Calvert VS Social Equity Portfolio	13.01	14.09	0.00
Calvert VS Social Mid Cap Growth Portfolio	13.50	14.19	0.00
Calvert VS Social Small Cap Growth Portfolio	12.84	12.73	0.00
Fidelity VIP Asset Manager Portfolio	12.22	12.88	0.00
Fidelity VIP Asset Manager: Growth Portfolio	12.70	13.33	0.00
Fidelity VIP Balanced Portfolio	12.37	13.56	0.00
Fidelity VIP Contrafund Portfolio	16.02	17.56	347.38
Fidelity VIP Equity-Income Portfolio	14.53	17.14	0.00
Fidelity VIP Growth & Income Portfolio	13.06	14.50	0.00
Fidelity VIP Growth Opportunities Portfolio	13.91	14.38	0.00
Fidelity VIP Growth Portfolio	13.25	13.89	0.00
Fidelity VIP High Income Portfolio	14.24	15.55	128.07
Fidelity VIP Index 500 Portfolio	13.73	15.60	662.17
Fidelity VIP Investment Grade Bond Portfolio	10.90	11.16	0.00
Fidelity VIP MidCap Portfolio	19.48	21.54	0.00
Fidelity VIP Money Market Portfolio	10.02	10.34	0.00
Fidelity VIP Overseas Portfolio	17.94	20.79	201.68
Fidelity VIP Value Strategies Portfolio	11.24	12.83	0.00
Goldman Sachs VIT Core Small Cap Fund	10.61	11.72	0.00
Goldman Sachs VIT Growth and Income Fund	10.32	12.45	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.26	12.88	0.00
Janus Aspen Series Growth and Income Portfolio	14.56	15.48	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.80	11.06	0.00
JPMorgan Small Company (Series Trust II) Portfolio	16.91	19.13	101.59
Lord Abbett Series Fund Growth & Income Portfolio	14.40	16.61	186.66
Lord Abbett Series Fund International Portfolio	20.54	26.08	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	16.36	18.07	351.36
MFS VIT Emerging Growth Series	14.60	15.45	0.00
MFS VIT Investors Trust Series	13.37	14.83	0.00
MFS VIT New Discovery Series	13.59	15.10	0.00
MFS VIT Research Series	14.39	15.60	0.00
Neuberger Berman Fasciano Portfolio	10.23	10.60	0.00
Neuberger Berman MidCap Growth Portfolio	11.34	12.77	0.00
Neuberger Berman Regency Portfolio	11.15	12.19	0.00
PIMCO VIT High Yield Portfolio	11.97	12.85	0.00
PIMCO VIT Low Duration Portfolio	9.90	10.13	0.00
PIMCO VIT Real Return Portfolio	11.25	11.15	0.00
PIMCO VIT Total Return Portfolio	10.49	10.71	1058.44
Premier VIT OpCap Small Cap Portfolio	9.50	10.41	0.00
Premier VIT PEA Renaissance Portfolio	10.02	12.23	0.00
Rydex VT Arktos Fund	5.37	5.21	153.62
Rydex VT Juno Fund	8.33	8.86	0.00
Rydex VT Nova Fund	15.07	17.69	0.00
Rydex VT OTC Fund	14.68	15.27	0.00
Rydex VT Sector Rotation Fund	12.63	13.83	168.04
Rydex VT US Government Bond Fund	10.58	10.08	0.00
Rydex VT U.S. Govt Money Market Fund	9.71	9.91	0.00
Rydex VT Ursa Fund	6.57	5.98	131.11
Van Eck Worldwide Bond Fund	12.56	13.16	0.00
Van Eck Worldwide Emerging Markets Fund	24.92	34.19	23.29
Van Eck Worldwide Hard Assets Fund	27.72	33.95	44.13
Van Eck Worldwide Real Estate Fund	21.62	27.85	0.00

Table 12 – 1.70% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Zero Years

Base Contract with GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	12.07	13.82	9469.13
AIM V.I. Global Health Care Fund	11.04	11.42	12901.31
AIM V.I. Technology Fund	9.60	10.43	18.97
AIM V.I. Utilities Fund	13.69	16.88	4324.49
Alger American Growth Portfolio	10.49	10.84	80105.26
Alger American Leveraged AllCap Portfolio	10.79	12.65	6630.26
Alger American MidCap Growth Portfolio	12.61	13.66	14953.94
Alger American Small Capitalization Portfolio	13.79	16.27	5568.23
Amer Century VP Balanced Fund	11.79	12.71	14.46
Amer Century VP Capital Appreciation Fund	11.90	13.72	4948.16
Amer Century VP Income & Growth Fund	11.55	13.27	2875.87
Amer Century VP Inflation Protection Fund	10.01	9.99	65140.23
Amer Century VP International Fund	12.84	15.74	20526.56
Amer Century VP Large Company Value Fund	10.38	12.23	2470.51
Amer Century VP Mid Cap Value Fund	10.75	12.70	194.63
Amer Century VP Ultra Fund	10.01	9.50	0.00
Amer Century VP Value Fund	12.86	14.97	54361.21
Calvert VS Social Equity Portfolio	11.10	12.01	9540.42
Calvert VS Social Mid Cap Growth Portfolio	10.69	11.24	4067.86
Calvert VS Social Small Cap Growth Portfolio	9.48	9.39	6361.64
Fidelity VIP Asset Manager Portfolio	10.95	11.54	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.69	11.21	0.00
Fidelity VIP Balanced Portfolio	11.20	12.28	1987.56
Fidelity VIP Contrafund Portfolio	14.67	16.07	24729.46
Fidelity VIP Equity-Income Portfolio	12.05	14.21	36057.70
Fidelity VIP Growth & Income Portfolio	11.07	12.28	7146.33
Fidelity VIP Growth Opportunities Portfolio	11.33	11.71	86.87
Fidelity VIP Growth Portfolio	9.63	10.09	0.00
Fidelity VIP High Income Portfolio	13.69	14.94	17323.70
Fidelity VIP Index 500 Portfolio	10.96	12.44	92762.75
Fidelity VIP Investment Grade Bond Portfolio	11.35	11.62	2550.20
Fidelity VIP MidCap Portfolio	17.28	19.10	11734.96
Fidelity VIP Money Market Portfolio	9.99	10.30	21609.81
Fidelity VIP Overseas Portfolio	15.15	17.54	42259.83
Fidelity VIP Value Strategies Portfolio	11.23	12.81	1254.69
Goldman Sachs VIT Core Small Cap Fund	10.61	11.71	18348.71
Goldman Sachs VIT Growth and Income Fund	10.32	12.44	6201.32
Goldman Sachs VIT Mid Cap Value Fund	11.26	12.86	5356.53
Janus Aspen Series Growth and Income Portfolio	14.54	15.45	4101.13
JPMorgan Bond Portfolio (Series Trust II)	11.14	11.41	26615.55
JPMorgan Small Company (Series Trust II) Portfolio	12.89	14.57	2615.50
Lord Abbett Series Fund Growth & Income Portfolio	11.79	13.59	5351.00
Lord Abbett Series Fund International Portfolio	17.49	22.20	66264.63
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.58	16.09	29531.99
MFS VIT Emerging Growth Series	10.52	11.14	0.00
MFS VIT Investors Trust Series	10.97	12.15	0.00
MFS VIT New Discovery Series	9.79	10.87	0.00
MFS VIT Research Series	11.32	12.26	0.00
Neuberger Berman Fasciano Portfolio	10.23	10.59	2520.95
Neuberger Berman MidCap Growth Portfolio	11.33	12.75	65.05
Neuberger Berman Regency Portfolio	11.14	12.18	2723.46
PIMCO VIT High Yield Portfolio	11.96	12.82	27671.88
PIMCO VIT Low Duration Portfolio	9.89	10.11	0.00
PIMCO VIT Real Return Portfolio	11.24	11.13	11774.43
PIMCO VIT Total Return Portfolio	10.47	10.69	115988.28
Premier VIT OpCap Small Cap Portfolio	9.50	10.40	55745.97
Premier VIT PEA Renaissance Portfolio	10.01	12.22	2612.33
Rydex VT Arktos Fund	5.87	5.69	166.00
Rydex VT Juno Fund	8.32	8.84	52.90
Rydex VT Nova Fund	10.92	12.81	3809.75
Rydex VT OTC Fund	11.58	12.04	0.00
Rydex VT Sector Rotation Fund	12.61	13.81	3534.35
Rydex VT US Government Bond Fund	10.57	10.07	603.29
Rydex VT U.S. Govt Money Market Fund	9.64	9.84	0.00
Rydex VT Ursa Fund	7.43	6.76	439.06
Van Eck Worldwide Bond Fund	12.54	13.13	4624.79
Van Eck Worldwide Emerging Markets Fund	20.40	27.98	27359.44
Van Eck Worldwide Hard Assets Fund	24.23	29.66	17933.10
Van Eck Worldwide Real Estate Fund	21.59	27.79	8071.12

Table 13 – 1.75% Asset Charge

Base Contract with Bonus Credit Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.81	12.37	0.00
AIM V.I. Global Health Care Fund	11.40	11.79	0.00
AIM V.I. Technology Fund	10.29	11.17	0.00
AIM V.I. Utilities Fund	11.57	14.26	0.00
Alger American Growth Portfolio	11.39	11.77	3237.77
Alger American Leveraged AllCap Portfolio	11.59	13.59	0.00
Alger American MidCap Growth Portfolio	11.09	12.01	0.00
Alger American Small Capitalization Portfolio	11.94	14.09	0.00
Amer Century VP Balanced Fund	10.48	11.29	0.00
Amer Century VP Capital Appreciation Fund	12.46	14.36	0.00
Amer Century VP Income & Growth Fund	10.59	12.15	0.00
Amer Century VP Inflation Protection Fund	10.00	9.98	4641.98
Amer Century VP International Fund	11.50	14.10	1812.52
Amer Century VP Large Company Value Fund	10.38	12.21	0.00
Amer Century VP Mid Cap Value Fund	10.74	12.69	0.00
Amer Century VP Ultra Fund	10.00	9.49	0.00
Amer Century VP Value Fund	10.63	12.37	2581.60
Calvert VS Social Equity Portfolio	10.50	11.36	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.17	10.68	0.00
Calvert VS Social Small Cap Growth Portfolio	9.23	9.14	0.00
Fidelity VIP Asset Manager Portfolio	10.37	10.91	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.39	10.90	0.00
Fidelity VIP Balanced Portfolio	10.49	11.49	0.00
Fidelity VIP Contrafund Portfolio	11.71	12.82	0.00
Fidelity VIP Equity-Income Portfolio	10.62	12.52	507.94
Fidelity VIP Growth & Income Portfolio	10.72	11.88	0.00
Fidelity VIP Growth Opportunities Portfolio	10.90	11.26	0.00
Fidelity VIP Growth Portfolio	10.58	11.08	0.00
Fidelity VIP High Income Portfolio	10.15	11.08	791.44
Fidelity VIP Index 500 Portfolio	10.52	11.94	3865.42
Fidelity VIP Investment Grade Bond Portfolio	10.05	10.28	0.00
Fidelity VIP MidCap Portfolio	11.86	13.10	0.00
Fidelity VIP Money Market Portfolio	10.13	10.44	6018.25
Fidelity VIP Overseas Portfolio	12.09	13.99	0.00
Fidelity VIP Value Strategies Portfolio	10.62	12.10	0.00
Goldman Sachs VIT Core Small Cap Fund	10.60	11.70	1101.33
Goldman Sachs VIT Growth and Income Fund	10.31	12.43	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.25	12.85	0.00
Janus Aspen Series Growth and Income Portfolio	11.46	12.17	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.15	10.39	5380.25
JPMorgan Small Company (Series Trust II) Portfolio	10.52	11.89	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.42	12.00	0.00
Lord Abbett Series Fund International Portfolio	12.95	16.43	2753.64
Lord Abbett Series Fund Mid-Cap Value Portfolio	11.03	12.17	1693.87
MFS VIT Emerging Growth Series	11.14	11.78	0.00
MFS VIT Investors Trust Series	10.84	12.00	0.00
MFS VIT New Discovery Series	10.69	11.86	0.00
MFS VIT Research Series	10.96	11.86	0.00
Neuberger Berman Fasciano Portfolio	10.22	10.57	0.00
Neuberger Berman MidCap Growth Portfolio	11.33	12.74	0.00
Neuberger Berman Regency Portfolio	11.14	12.17	0.00
PIMCO VIT High Yield Portfolio	10.31	11.05	1428.07
PIMCO VIT Low Duration Portfolio	9.93	10.15	0.00
PIMCO VIT Real Return Portfolio	10.14	10.03	0.00
PIMCO VIT Total Return Portfolio	10.11	10.31	10353.94
Premier VIT OpCap Small Cap Portfolio	9.50	10.39	0.00
Premier VIT PEA Renaissance Portfolio	10.01	12.20	0.00
Rydex VT Arktos Fund	9.68	9.38	0.00
Rydex VT Juno Fund	9.18	9.75	0.00
Rydex VT Nova Fund	10.60	12.42	0.00
Rydex VT OTC Fund	10.20	10.60	0.00
Rydex VT Sector Rotation Fund	11.49	12.57	0.00
Rydex VT US Government Bond Fund	10.57	10.06	0.00
Rydex VT U.S. Govt Money Market Fund	10.02	10.22	0.00
Rydex VT Ursa Fund	9.50	8.63	0.00
Van Eck Worldwide Bond Fund	9.63	10.08	0.00
Van Eck Worldwide Emerging Markets Fund	13.67	18.74	0.00
Van Eck Worldwide Hard Assets Fund	14.52	17.76	509.07
Van Eck Worldwide Real Estate Fund	12.54	16.14	0.00

Table 14 – 1.80% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Five Years

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Estate Planning Rider and Surrender Charge Rider – Zero Years

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	12.02	13.75	7960.77
AIM V.I. Global Health Care Fund	11.00	11.37	7216.85
AIM V.I. Technology Fund	9.56	10.38	749.82
AIM V.I. Utilities Fund	13.64	16.80	767.87
Alger American Growth Portfolio	10.45	10.79	17807.55
Alger American Leveraged AllCap Portfolio	10.75	12.59	4096.74
Alger American MidCap Growth Portfolio	12.56	13.59	7456.80
Alger American Small Capitalization Portfolio	13.73	16.19	1157.33
Amer Century VP Balanced Fund	11.74	12.64	3397.48
Amer Century VP Capital Appreciation Fund	11.86	13.65	243.47
Amer Century VP Income & Growth Fund	11.51	13.20	357.42
Amer Century VP Inflation Protection Fund	10.00	9.97	5579.92
Amer Century VP International Fund	12.79	15.67	24916.91
Amer Century VP Large Company Value Fund	10.37	12.20	2101.57
Amer Century VP Mid Cap Value Fund	10.74	12.68	0.00
Amer Century VP Ultra Fund	10.00	9.49	0.00
Amer Century VP Value Fund	12.81	14.90	22777.42
Calvert VS Social Equity Portfolio	11.06	11.96	493.57
Calvert VS Social Mid Cap Growth Portfolio	10.65	11.18	635.44
Calvert VS Social Small Cap Growth Portfolio	9.44	9.35	483.77
Fidelity VIP Asset Manager Portfolio	10.91	11.48	9.99
Fidelity VIP Asset Manager: Growth Portfolio	10.64	11.16	407.45
Fidelity VIP Balanced Portfolio	11.16	12.22	3641.73
Fidelity VIP Contrafund Portfolio	14.61	15.99	36756.03
Fidelity VIP Equity-Income Portfolio	12.00	14.14	9591.88
Fidelity VIP Growth & Income Portfolio	11.03	12.22	1119.80
Fidelity VIP Growth Opportunities Portfolio	11.29	11.65	84.55
Fidelity VIP Growth Portfolio	9.59	10.04	159.79
Fidelity VIP High Income Portfolio	13.64	14.87	7153.55
Fidelity VIP Index 500 Portfolio	10.92	12.38	28041.53
Fidelity VIP Investment Grade Bond Portfolio	11.31	11.57	1960.30
Fidelity VIP MidCap Portfolio	17.21	19.01	12197.58
Fidelity VIP Money Market Portfolio	9.95	10.25	26326.68
Fidelity VIP Overseas Portfolio	15.09	17.46	7089.48
Fidelity VIP Value Strategies Portfolio	11.22	12.78	3000.38
Goldman Sachs VIT Core Small Cap Fund	10.60	11.69	3334.91
Goldman Sachs VIT Growth and Income Fund	10.31	12.42	0.00
Goldman Sachs VIT Mid Cap Value Fund	11.25	12.84	2849.23
Janus Aspen Series Growth and Income Portfolio	14.50	15.39	264.70
JPMorgan Bond Portfolio (Series Trust II)	11.10	11.35	12457.71
JPMorgan Small Company (Series Trust II) Portfolio	12.84	14.51	1321.42
Lord Abbett Series Fund Growth & Income Portfolio	11.74	13.53	8685.33
Lord Abbett Series Fund International Portfolio	17.42	22.09	7137.54
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.52	16.01	12381.40
MFS VIT Emerging Growth Series	10.48	11.08	468.89
MFS VIT Investors Trust Series	10.92	12.09	0.00
MFS VIT New Discovery Series	9.75	10.81	495.01
MFS VIT Research Series	11.27	12.20	0.00
Neuberger Berman Fasciano Portfolio	10.22	10.56	0.00
Neuberger Berman MidCap Growth Portfolio	11.32	12.73	0.00
Neuberger Berman Regency Portfolio	11.13	12.15	0.00
PIMCO VIT High Yield Portfolio	11.93	12.78	3119.51
PIMCO VIT Low Duration Portfolio	9.87	10.07	0.00
PIMCO VIT Real Return Portfolio	11.21	11.09	2590.74
PIMCO VIT Total Return Portfolio	10.44	10.65	40831.47
Premier VIT OpCap Small Cap Portfolio	9.49	10.38	0.00
Premier VIT PEA Renaissance Portfolio	10.00	12.19	0.00
Rydex VT Arktos Fund	5.85	5.67	197.23
Rydex VT Juno Fund	8.31	8.82	0.00
Rydex VT Nova Fund	10.88	12.75	120.06
Rydex VT OTC Fund	11.53	11.98	1033.24
Rydex VT Sector Rotation Fund	12.59	13.78	0.00
Rydex VT US Government Bond Fund	10.56	10.05	284.11
Rydex VT U.S. Govt Money Market Fund	9.60	9.79	0.00
Rydex VT Ursa Fund	7.41	6.73	1308.32
Van Eck Worldwide Bond Fund	12.50	13.07	192.14
Van Eck Worldwide Emerging Markets Fund	20.33	27.85	5085.87
Van Eck Worldwide Hard Assets Fund	24.14	29.52	3290.06
Van Eck Worldwide Real Estate Fund	21.52	27.67	560.02

Table 15 – 1.85% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB

Moderate Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.72	12.25	0.00
AIM V.I. Global Health Care Fund	10.23	10.57	0.00
AIM V.I. Technology Fund	10.51	11.40	0.00
AIM V.I. Utilities Fund	10.06	12.39	0.00
Alger American Growth Portfolio	10.44	10.78	3742.88
Alger American Leveraged AllCap Portfolio	10.74	12.57	0.00
Alger American MidCap Growth Portfolio	10.25	11.08	965.41
Alger American Small Capitalization Portfolio	10.67	12.58	0.00
Amer Century VP Balanced Fund	10.14	10.91	0.00
Amer Century VP Capital Appreciation Fund	10.95	12.61	0.00
Amer Century VP Income & Growth Fund	10.14	11.63	0.00
Amer Century VP Inflation Protection Fund	10.02	9.99	4493.33
Amer Century VP International Fund	10.73	13.14	592.92
Amer Century VP Large Company Value Fund	10.23	12.03	0.00
Amer Century VP Mid Cap Value Fund	10.20	12.04	0.00
Amer Century VP Ultra Fund	10.25	9.72	0.00
Amer Century VP Value Fund	10.20	11.86	2492.76
Calvert VS Social Equity Portfolio	10.08	10.89	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.88	10.37	0.00
Calvert VS Social Small Cap Growth Portfolio	10.04	9.93	0.00
Fidelity VIP Asset Manager Portfolio	10.20	10.72	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.24	10.73	0.00
Fidelity VIP Balanced Portfolio	10.43	11.42	0.00
Fidelity VIP Contrafund Portfolio	10.75	11.76	0.00
Fidelity VIP Equity-Income Portfolio	10.28	12.10	1564.35
Fidelity VIP Growth & Income Portfolio	10.61	11.75	0.00
Fidelity VIP Growth Opportunities Portfolio	10.69	11.03	0.00
Fidelity VIP Growth Portfolio	10.34	10.82	0.00
Fidelity VIP High Income Portfolio	10.02	10.92	166.93
Fidelity VIP Index 500 Portfolio	10.21	11.57	5820.22
Fidelity VIP Investment Grade Bond Portfolio	9.96	10.18	0.00
Fidelity VIP MidCap Portfolio	10.77	11.88	0.00
Fidelity VIP Money Market Portfolio	10.06	10.36	1269.08
Fidelity VIP Overseas Portfolio	11.08	12.81	1475.65
Fidelity VIP Value Strategies Portfolio	10.36	11.79	0.00
Goldman Sachs VIT Core Small Cap Fund	10.09	11.12	955.87
Goldman Sachs VIT Growth and Income Fund	10.10	12.16	0.00
Goldman Sachs VIT Mid Cap Value Fund	10.25	11.69	0.00
Janus Aspen Series Growth and Income Portfolio	10.58	11.23	0.00
JPMorgan Bond Portfolio (Series Trust II)	9.98	10.21	2887.84
JPMorgan Small Company (Series Trust II) Portfolio	10.04	11.34	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.30	11.86	0.00
Lord Abbett Series Fund International Portfolio	11.23	14.23	5759.67
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.20	11.23	1456.84
MFS VIT Emerging Growth Series	10.58	11.18	0.00
MFS VIT Investors Trust Series	10.33	11.43	0.00
MFS VIT New Discovery Series	10.23	11.34	0.00
MFS VIT Research Series	10.16	10.99	0.00
Neuberger Berman Fasciano Portfolio	10.16	10.50	0.00
Neuberger Berman MidCap Growth Portfolio	10.62	11.93	0.00
Neuberger Berman Regency Portfolio	10.35	11.30	0.00
PIMCO VIT High Yield Portfolio	10.01	10.72	1286.43
PIMCO VIT Low Duration Portfolio	9.99	10.19	0.00
PIMCO VIT Real Return Portfolio	10.03	9.91	0.00
PIMCO VIT Total Return Portfolio	9.94	10.14	8480.01
Premier VIT OpCap Small Cap Portfolio	10.31	11.27	0.00
Premier VIT PEA Renaissance Portfolio	10.27	12.51	0.00
Rydex VT Arktos Fund	9.67	9.36	0.00
Rydex VT Juno Fund	10.08	10.70	0.00
Rydex VT Nova Fund	10.20	11.95	0.00
Rydex VT OTC Fund	10.30	10.70	0.00
Rydex VT Sector Rotation Fund	10.74	11.74	0.00
Rydex VT US Government Bond Fund	9.82	9.34	0.00
Rydex VT U.S. Govt Money Market Fund	10.03	10.22	0.00
Rydex VT Ursa Fund	9.84	8.93	0.00
Van Eck Worldwide Bond Fund	9.81	10.26	0.00
Van Eck Worldwide Emerging Markets Fund	11.41	15.63	0.00
Van Eck Worldwide Hard Assets Fund	11.73	14.33	1279.64
Van Eck Worldwide Real Estate Fund	11.21	14.40	0.00

Table 16 – 1.90% Asset Charge

Base Contract with Bonus Credit Rider and Estate Planning Rider

Base Contract with Higher Education Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Three Years

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.98	13.68	0.00
AIM V.I. Global Health Care Fund	10.96	11.31	1939.20
AIM V.I. Technology Fund	9.53	10.33	0.00
AIM V.I. Utilities Fund	13.59	16.73	1772.64
Alger American Growth Portfolio	10.40	10.74	2036.42
Alger American Leveraged AllCap Portfolio	10.71	12.53	884.81
Alger American MidCap Growth Portfolio	12.51	13.52	801.12
Alger American Small Capitalization Portfolio	13.68	16.11	0.00
Amer Century VP Balanced Fund	11.70	12.58	0.00
Amer Century VP Capital Appreciation Fund	11.81	13.58	102.23
Amer Century VP Income & Growth Fund	11.46	13.14	0.00
Amer Century VP Inflation Protection Fund	9.99	9.95	581.21
Amer Century VP International Fund	12.74	15.59	2651.59
Amer Century VP Large Company Value Fund	10.36	12.18	0.00
Amer Century VP Mid Cap Value Fund	10.73	12.65	0.00
Amer Century VP Ultra Fund	9.99	9.47	0.00
Amer Century VP Value Fund	12.76	14.83	2527.40
Calvert VS Social Equity Portfolio	11.02	11.90	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.61	11.13	0.00
Calvert VS Social Small Cap Growth Portfolio	9.41	9.31	0.00
Fidelity VIP Asset Manager Portfolio	10.87	11.43	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.60	11.10	0.00
Fidelity VIP Balanced Portfolio	11.11	12.16	0.00
Fidelity VIP Contrafund Portfolio	14.55	15.91	2565.68
Fidelity VIP Equity-Income Portfolio	11.96	14.07	180.60
Fidelity VIP Growth & Income Portfolio	10.99	12.16	0.00
Fidelity VIP Growth Opportunities Portfolio	11.24	11.60	0.00
Fidelity VIP Growth Portfolio	9.55	9.99	0.00
Fidelity VIP High Income Portfolio	13.58	14.80	433.46
Fidelity VIP Index 500 Portfolio	10.88	12.32	3059.54
Fidelity VIP Investment Grade Bond Portfolio	11.26	11.51	0.00
Fidelity VIP MidCap Portfolio	17.15	18.91	92.21
Fidelity VIP Money Market Portfolio	9.91	10.20	2243.40
Fidelity VIP Overseas Portfolio	15.03	17.37	1053.94
Fidelity VIP Value Strategies Portfolio	11.20	12.75	0.00
Goldman Sachs VIT Core Small Cap Fund	10.59	11.66	107.96
Goldman Sachs VIT Growth and Income Fund	10.30	12.39	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.23	12.81	0.00
Janus Aspen Series Growth and Income Portfolio	14.46	15.34	0.00
JPMorgan Bond Portfolio (Series Trust II)	11.06	11.30	1651.54
JPMorgan Small Company (Series Trust II) Portfolio	12.79	14.44	473.16
Lord Abbett Series Fund Growth & Income Portfolio	11.70	13.46	0.00
Lord Abbett Series Fund International Portfolio	17.36	21.98	522.46
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.47	15.93	2341.03
MFS VIT Emerging Growth Series	10.44	11.03	0.00
MFS VIT Investors Trust Series	10.88	12.03	0.00
MFS VIT New Discovery Series	9.71	10.76	0.00
MFS VIT Research Series	11.23	12.14	0.00
Neuberger Berman Fasciano Portfolio	10.21	10.54	0.00
Neuberger Berman MidCap Growth Portfolio	11.31	12.70	0.00
Neuberger Berman Regency Portfolio	11.12	12.13	0.00
PIMCO VIT High Yield Portfolio	11.89	12.73	142.38
PIMCO VIT Low Duration Portfolio	9.84	10.04	0.00
PIMCO VIT Real Return Portfolio	11.18	11.05	0.00
PIMCO VIT Total Return Portfolio	10.42	10.61	3954.38
Premier VIT OpCap Small Cap Portfolio	9.48	10.36	0.00
Premier VIT PEA Renaissance Portfolio	9.99	12.17	0.00
Rydex VT Arktos Fund	5.83	5.64	1552.99
Rydex VT Juno Fund	8.29	8.80	755.18
Rydex VT Nova Fund	10.84	12.69	872.00
Rydex VT OTC Fund	11.49	11.93	0.00
Rydex VT Sector Rotation Fund	12.57	13.74	2427.61
Rydex VT US Government Bond Fund	10.55	10.03	0.00
Rydex VT U.S. Govt Money Market Fund	9.57	9.74	0.00
Rydex VT Ursa Fund	7.38	6.70	981.53
Van Eck Worldwide Bond Fund	12.46	13.02	0.00
Van Eck Worldwide Emerging Markets Fund	20.25	27.72	545.44
Van Eck Worldwide Hard Assets Fund	24.04	29.37	1219.19
Van Eck Worldwide Real Estate Fund	21.45	27.56	0.00

Table 17 – 1.95% Asset Charge

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Moderate Asset Allocation Model

Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	13.52	15.44	0.00
AIM V.I. Global Health Care Fund	13.05	13.46	1208.73
AIM V.I. Technology Fund	14.14	15.32	0.00
AIM V.I. Utilities Fund	16.44	20.23	2436.44
Alger American Growth Portfolio	14.33	14.78	30037.81
Alger American Leveraged AllCap Portfolio	14.55	17.01	1046.12
Alger American MidCap Growth Portfolio	16.43	17.75	2980.06
Alger American Small Capitalization Portfolio	18.00	21.19	222.54
Amer Century VP Balanced Fund	12.96	13.93	145.57
Amer Century VP Capital Appreciation Fund	14.53	16.70	419.85
Amer Century VP Income & Growth Fund	14.15	16.22	0.00
Amer Century VP Inflation Protection Fund	9.98	9.94	5113.67
Amer Century VP International Fund	15.06	18.43	41240.00
Amer Century VP Large Company Value Fund	10.36	12.16	0.00
Amer Century VP Mid Cap Value Fund	10.72	12.64	0.00
Amer Century VP Ultra Fund	9.98	9.46	0.00
Amer Century VP Value Fund	14.67	17.04	39950.89
Calvert VS Social Equity Portfolio	12.89	13.91	0.00
Calvert VS Social Mid Cap Growth Portfolio	13.37	14.02	0.00
Calvert VS Social Small Cap Growth Portfolio	12.71	12.57	0.00
Fidelity VIP Asset Manager Portfolio	12.10	12.72	0.00
Fidelity VIP Asset Manager: Growth Portfolio	12.58	13.17	0.00
Fidelity VIP Balanced Portfolio	12.25	13.39	0.00
Fidelity VIP Contrafund Portfolio	15.87	17.35	4570.11
Fidelity VIP Equity-Income Portfolio	14.39	16.92	1995.92
Fidelity VIP Growth & Income Portfolio	12.94	14.32	0.00
Fidelity VIP Growth Opportunities Portfolio	13.78	14.20	0.00
Fidelity VIP Growth Portfolio	13.12	13.72	0.00
Fidelity VIP High Income Portfolio	12.88	14.02	16469.36
Fidelity VIP Index 500 Portfolio	13.60	15.40	41234.22
Fidelity VIP Investment Grade Bond Portfolio	10.79	11.02	0.00
Fidelity VIP MidCap Portfolio	19.30	21.28	490.89
Fidelity VIP Money Market Portfolio	9.92	10.21	91232.17
Fidelity VIP Overseas Portfolio	17.93	20.71	2284.38
Fidelity VIP Value Strategies Portfolio	11.19	12.73	0.00
Goldman Sachs VIT Core Small Cap Fund	10.58	11.65	16314.72
Goldman Sachs VIT Growth and Income Fund	10.29	12.38	106.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.23	12.80	0.00
Janus Aspen Series Growth and Income Portfolio	14.44	15.31	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.69	10.92	58378.84
JPMorgan Small Company (Series Trust II) Portfolio	16.75	18.89	154.71
Lord Abbett Series Fund Growth & Income Portfolio	14.26	16.40	589.87
Lord Abbett Series Fund International Portfolio	20.35	25.76	4228.03
Lord Abbett Series Fund Mid-Cap Value Portfolio	16.21	17.84	21771.51
MFS VIT Emerging Growth Series	14.46	15.26	0.00
MFS VIT Investors Trust Series	13.25	14.64	0.00
MFS VIT New Discovery Series	13.46	14.91	0.00
MFS VIT Research Series	14.26	15.41	0.00
Neuberger Berman Fasciano Portfolio	10.20	10.53	0.00
Neuberger Berman MidCap Growth Portfolio	11.30	12.69	0.00
Neuberger Berman Regency Portfolio	11.11	12.12	0.00
PIMCO VIT High Yield Portfolio	11.88	12.71	27175.85
PIMCO VIT Low Duration Portfolio	9.83	10.02	0.00
PIMCO VIT Real Return Portfolio	11.16	11.03	0.00
PIMCO VIT Total Return Portfolio	10.40	10.59	116459.46
Premier VIT OpCap Small Cap Portfolio	9.48	10.35	4143.00
Premier VIT PEA Renaissance Portfolio	9.99	12.16	48.03
Rydex VT Arktos Fund	5.32	5.15	3128.05
Rydex VT Juno Fund	8.29	8.78	1734.20
Rydex VT Nova Fund	14.93	17.47	51.69
Rydex VT OTC Fund	14.54	15.08	0.00
Rydex VT Sector Rotation Fund	12.56	13.72	2579.38
Rydex VT US Government Bond Fund	10.55	10.02	42.00
Rydex VT U.S. Govt Money Market Fund	9.62	9.79	0.00
Rydex VT Ursa Fund	6.51	5.90	2470.75
Van Eck Worldwide Bond Fund	12.44	12.99	0.00
Van Eck Worldwide Emerging Markets Fund	24.68	33.77	2166.16
Van Eck Worldwide Hard Assets Fund	27.46	33.53	4408.77
Van Eck Worldwide Real Estate Fund	21.42	27.50	575.44

Table 18 – 2.05% Asset Charge

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Zero Years

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation

Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.91	13.58	599.43
AIM V.I. Global Health Care Fund	10.89	11.23	1806.35
AIM V.I. Technology Fund	9.48	10.26	0.00
AIM V.I. Utilities Fund	13.51	16.61	4689.45
Alger American Growth Portfolio	10.34	10.66	31686.96
Alger American Leveraged AllCap Portfolio	10.64	12.44	5238.05
Alger American MidCap Growth Portfolio	12.44	13.42	8815.95
Alger American Small Capitalization Portfolio	13.60	15.99	3009.43
Amer Century VP Balanced Fund	11.63	12.49	4938.14
Amer Century VP Capital Appreciation Fund	11.74	13.48	815.17
Amer Century VP Income & Growth Fund	11.40	13.04	3428.42
Amer Century VP Inflation Protection Fund	9.97	9.92	14634.34
Amer Century VP International Fund	12.66	15.47	32918.97
Amer Century VP Large Company Value Fund	10.34	12.14	513.38
Amer Century VP Mid Cap Value Fund	10.71	12.61	2257.66
Amer Century VP Ultra Fund	9.97	9.44	0.00
Amer Century VP Value Fund	12.68	14.72	38342.27
Calvert VS Social Equity Portfolio	10.96	11.82	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.56	11.05	0.00
Calvert VS Social Small Cap Growth Portfolio	9.36	9.24	0.00
Fidelity VIP Asset Manager Portfolio	10.81	11.34	2850.05
Fidelity VIP Asset Manager: Growth Portfolio	10.54	11.02	565.97
Fidelity VIP Balanced Portfolio	11.05	12.07	5258.24
Fidelity VIP Contrafund Portfolio	14.47	15.80	30155.29
Fidelity VIP Equity-Income Portfolio	11.89	13.97	21639.43
Fidelity VIP Growth & Income Portfolio	10.92	12.08	1931.87
Fidelity VIP Growth Opportunities Portfolio	11.18	11.51	97.69
Fidelity VIP Growth Portfolio	9.50	9.92	170.63
Fidelity VIP High Income Portfolio	13.50	14.69	7541.91
Fidelity VIP Index 500 Portfolio	10.82	12.23	51806.78
Fidelity VIP Investment Grade Bond Portfolio	11.20	11.43	16363.54
Fidelity VIP MidCap Portfolio	17.05	18.77	5488.59
Fidelity VIP Money Market Portfolio	9.85	10.13	32797.06
Fidelity VIP Overseas Portfolio	14.95	17.25	18974.06
Fidelity VIP Value Strategies Portfolio	11.17	12.70	0.00
Goldman Sachs VIT Core Small Cap Fund	10.57	11.63	9430.58
Goldman Sachs VIT Growth and Income Fund	10.28	12.35	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.22	12.77	4041.60
Janus Aspen Series Growth and Income Portfolio	14.40	15.25	402.73
JPMorgan Bond Portfolio (Series Trust II)	11.00	11.22	17285.54
JPMorgan Small Company (Series Trust II) Portfolio	12.72	14.34	4661.93
Lord Abbett Series Fund Growth & Income Portfolio	11.63	13.36	17003.72
Lord Abbett Series Fund International Portfolio	17.25	21.82	11571.96
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.38	15.81	16742.58
MFS VIT Emerging Growth Series	10.38	10.95	882.45
MFS VIT Investors Trust Series	10.82	11.94	848.85
MFS VIT New Discovery Series	9.65	10.68	515.31
MFS VIT Research Series	11.16	12.05	0.00
Neuberger Berman Fasciano Portfolio	10.19	10.51	168.57
Neuberger Berman MidCap Growth Portfolio	11.29	12.67	0.00
Neuberger Berman Regency Portfolio	11.10	12.09	2996.05
PIMCO VIT High Yield Portfolio	11.85	12.66	5552.71
PIMCO VIT Low Duration Portfolio	9.80	9.98	14445.50
PIMCO VIT Real Return Portfolio	11.13	10.99	8999.69
PIMCO VIT Total Return Portfolio	10.37	10.55	71063.70
Premier VIT OpCap Small Cap Portfolio	9.47	10.33	2999.83
Premier VIT PEA Renaissance Portfolio	9.98	12.13	0.00
Rydex VT Arktos Fund	5.80	5.60	1314.21
Rydex VT Juno Fund	8.27	8.76	0.00
Rydex VT Nova Fund	10.78	12.60	450.73
Rydex VT OTC Fund	11.43	11.84	0.00
Rydex VT Sector Rotation Fund	12.54	13.69	803.15
Rydex VT US Government Bond Fund	10.54	10.00	0.00
Rydex VT U.S. Govt Money Market Fund	9.51	9.68	20578.67
Rydex VT Ursa Fund	7.34	6.65	1101.62
Van Eck Worldwide Bond Fund	12.40	12.94	301.79
Van Eck Worldwide Emerging Markets Fund	20.14	27.53	5573.46
Van Eck Worldwide Hard Assets Fund	23.90	29.16	6151.23
Van Eck Worldwide Real Estate Fund	21.35	27.39	4245.69

Table 19 – 2.10% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider

and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB

Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate

Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.77	12.28	0.00
AIM V.I. Global Health Care Fund	11.36	11.70	0.00
AIM V.I. Technology Fund	10.25	11.09	0.00
AIM V.I. Utilities Fund	11.52	14.16	0.00
Alger American Growth Portfolio	11.35	11.69	616.16
Alger American Leveraged AllCap Portfolio	11.55	13.49	0.00
Alger American MidCap Growth Portfolio	11.05	11.92	264.52
Alger American Small Capitalization Portfolio	11.90	13.98	0.00
Amer Century VP Balanced Fund	10.44	11.21	0.00
Amer Century VP Capital Appreciation Fund	12.42	14.25	0.00
Amer Century VP Income & Growth Fund	10.55	12.06	0.00
Amer Century VP Inflation Protection Fund	9.97	9.91	0.00
Amer Century VP International Fund	11.46	14.00	1289.94
Amer Century VP Large Company Value Fund	10.34	12.13	0.00
Amer Century VP Mid Cap Value Fund	10.70	12.60	0.00
Amer Century VP Ultra Fund	9.97	9.43	0.00
Amer Century VP Value Fund	10.59	12.28	1088.46
Calvert VS Social Equity Portfolio	10.46	11.27	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.13	10.61	0.00
Calvert VS Social Small Cap Growth Portfolio	9.19	9.07	0.00
Fidelity VIP Asset Manager Portfolio	10.33	10.83	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.35	10.82	0.00
Fidelity VIP Balanced Portfolio	10.45	11.41	0.00
Fidelity VIP Contrafund Portfolio	11.67	12.73	0.00
Fidelity VIP Equity-Income Portfolio	10.58	12.43	0.00
Fidelity VIP Growth & Income Portfolio	10.68	11.80	0.00
Fidelity VIP Growth Opportunities Portfolio	10.86	11.18	0.00
Fidelity VIP Growth Portfolio	10.54	11.00	0.00
Fidelity VIP High Income Portfolio	10.12	11.00	372.56
Fidelity VIP Index 500 Portfolio	10.48	11.85	1206.23
Fidelity VIP Investment Grade Bond Portfolio	10.01	10.21	0.00
Fidelity VIP MidCap Portfolio	11.81	13.00	0.00
Fidelity VIP Money Market Portfolio	10.09	10.36	869.45
Fidelity VIP Overseas Portfolio	12.05	13.89	0.00
Fidelity VIP Value Strategies Portfolio	10.58	12.02	0.00
Goldman Sachs VIT Core Small Cap Fund	10.56	11.62	262.35
Goldman Sachs VIT Growth and Income Fund	10.28	12.34	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.21	12.76	0.00
Janus Aspen Series Growth and Income Portfolio	11.42	12.08	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.11	10.31	487.77
JPMorgan Small Company (Series Trust II) Portfolio	10.48	11.81	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.38	11.92	0.00
Lord Abbett Series Fund International Portfolio	12.90	16.31	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.99	12.08	427.68
MFS VIT Emerging Growth Series	11.10	11.70	0.00
MFS VIT Investors Trust Series	10.80	11.91	0.00
MFS VIT New Discovery Series	10.65	11.78	0.00
MFS VIT Research Series	10.91	11.78	0.00
Neuberger Berman Fasciano Portfolio	10.19	10.50	0.00
Neuberger Berman MidCap Growth Portfolio	11.29	12.65	0.00
Neuberger Berman Regency Portfolio	11.10	12.08	0.00
PIMCO VIT High Yield Portfolio	10.27	10.97	0.00
PIMCO VIT Low Duration Portfolio	9.89	10.07	0.00
PIMCO VIT Real Return Portfolio	10.10	9.96	0.00
PIMCO VIT Total Return Portfolio	10.07	10.24	1964.86
Premier VIT OpCap Small Cap Portfolio	9.46	10.32	0.00
Premier VIT PEA Renaissance Portfolio	9.97	12.12	0.00
Rydex VT Arktos Fund	9.64	9.31	0.00
Rydex VT Juno Fund	9.14	9.68	0.00
Rydex VT Nova Fund	10.56	12.33	0.00
Rydex VT OTC Fund	10.16	10.52	0.00
Rydex VT Sector Rotation Fund	11.44	12.48	0.00
Rydex VT US Government Bond Fund	10.53	9.99	0.00
Rydex VT U.S. Govt Money Market Fund	9.98	10.14	0.00
Rydex VT Ursa Fund	9.46	8.57	0.00
Van Eck Worldwide Bond Fund	9.59	10.00	0.00
Van Eck Worldwide Emerging Markets Fund	13.62	18.60	0.00
Van Eck Worldwide Hard Assets Fund	14.46	17.63	0.00
Van Eck Worldwide Real Estate Fund	12.50	16.02	0.00

Table 20 – 2.15% Asset Charge

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Higher Education Rider

Base Contract with GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider

and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider

and Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.86	13.52	0.00
AIM V.I. Global Health Care Fund	10.85	11.17	136.84
AIM V.I. Technology Fund	9.44	10.21	0.00
AIM V.I. Utilities Fund	13.46	16.53	0.00
Alger American Growth Portfolio	10.30	10.60	2674.55
Alger American Leveraged AllCap Portfolio	10.60	12.38	539.36
Alger American MidCap Growth Portfolio	12.39	13.36	10097.23
Alger American Small Capitalization Portfolio	13.55	15.91	467.10
Amer Century VP Balanced Fund	11.58	12.43	4.77
Amer Century VP Capital Appreciation Fund	11.69	13.42	5876.33
Amer Century VP Income & Growth Fund	11.35	12.98	0.00
Amer Century VP Inflation Protection Fund	9.96	9.90	2160.00
Amer Century VP International Fund	12.61	15.40	2137.74
Amer Century VP Large Company Value Fund	10.33	12.12	3215.02
Amer Century VP Mid Cap Value Fund	10.70	12.59	0.00
Amer Century VP Ultra Fund	9.96	9.42	0.00
Amer Century VP Value Fund	12.63	14.65	11078.43
Calvert VS Social Equity Portfolio	10.92	11.76	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.52	11.00	259.54
Calvert VS Social Small Cap Growth Portfolio	9.32	9.20	495.48
Fidelity VIP Asset Manager Portfolio	10.76	11.29	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.50	10.97	0.00
Fidelity VIP Balanced Portfolio	11.00	12.01	1728.85
Fidelity VIP Contrafund Portfolio	14.41	15.72	78807.71
Fidelity VIP Equity-Income Portfolio	11.84	13.90	1101.24
Fidelity VIP Growth & Income Portfolio	10.88	12.02	0.00
Fidelity VIP Growth Opportunities Portfolio	11.13	11.46	0.00
Fidelity VIP Growth Portfolio	9.46	9.87	59.95
Fidelity VIP High Income Portfolio	13.45	14.62	178.83
Fidelity VIP Index 500 Portfolio	10.77	12.17	3396.15
Fidelity VIP Investment Grade Bond Portfolio	11.15	11.37	604.66
Fidelity VIP MidCap Portfolio	16.98	18.68	29717.16
Fidelity VIP Money Market Portfolio	9.82	10.08	1886.92
Fidelity VIP Overseas Portfolio	14.89	17.16	5817.16
Fidelity VIP Value Strategies Portfolio	11.15	12.66	0.00
Goldman Sachs VIT Core Small Cap Fund	10.56	11.60	514.72
Goldman Sachs VIT Growth and Income Fund	10.27	12.33	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.21	12.75	270.21
Janus Aspen Series Growth and Income Portfolio	14.36	15.19	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.96	11.17	1688.06
JPMorgan Small Company (Series Trust II) Portfolio	12.68	14.27	265.05
Lord Abbett Series Fund Growth & Income Portfolio	11.58	13.30	310.23
Lord Abbett Series Fund International Portfolio	17.19	21.71	2331.65
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.33	15.74	1650.00
MFS VIT Emerging Growth Series	10.34	10.89	0.00
MFS VIT Investors Trust Series	10.77	11.88	0.00
MFS VIT New Discovery Series	9.62	10.63	0.00
MFS VIT Research Series	11.12	11.99	0.00
Neuberger Berman Fasciano Portfolio	10.18	10.49	0.00
Neuberger Berman MidCap Growth Portfolio	11.28	12.64	0.00
Neuberger Berman Regency Portfolio	11.09	12.07	0.00
PIMCO VIT High Yield Portfolio	11.81	12.61	1371.29
PIMCO VIT Low Duration Portfolio	9.77	9.95	0.00
PIMCO VIT Real Return Portfolio	11.10	10.95	996.95
PIMCO VIT Total Return Portfolio	10.35	10.52	11053.48
Premier VIT OpCap Small Cap Portfolio	9.46	10.31	0.00
Premier VIT PEA Renaissance Portfolio	9.97	12.11	0.00
Rydex VT Arktos Fund	5.78	5.57	0.00
Rydex VT Juno Fund	8.26	8.74	0.00
Rydex VT Nova Fund	10.75	12.54	0.00
Rydex VT OTC Fund	11.39	11.79	0.00
Rydex VT Sector Rotation Fund	12.52	13.65	0.00
Rydex VT US Government Bond Fund	10.53	9.98	0.00
Rydex VT U.S. Govt Money Market Fund	9.48	9.63	0.00
Rydex VT Ursa Fund	7.31	6.62	0.00
Van Eck Worldwide Bond Fund	12.36	12.89	0.00
Van Eck Worldwide Emerging Markets Fund	20.07	27.40	9288.10
Van Eck Worldwide Hard Assets Fund	23.81	29.01	810.75
Van Eck Worldwide Real Estate Fund	21.28	27.27	110.42

Table 21 – 2.20% Asset Charge

Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge

Rider – Zero Years

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation

Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	13.42	15.28	0.00
AIM V.I. Global Health Care Fund	12.94	13.33	635.00
AIM V.I. Technology Fund	14.03	15.16	0.00
AIM V.I. Utilities Fund	16.31	20.02	425.83
Alger American Growth Portfolio	14.22	14.63	3983.34
Alger American Leveraged AllCap Portfolio	14.43	16.84	0.00
Alger American MidCap Growth Portfolio	16.30	17.57	308.46
Alger American Small Capitalization Portfolio	17.86	20.97	0.00
Amer Century VP Balanced Fund	12.86	13.79	0.00
Amer Century VP Capital Appreciation Fund	14.42	16.53	70.66
Amer Century VP Income & Growth Fund	14.04	16.05	0.00
Amer Century VP Inflation Protection Fund	9.96	9.89	7331.93
Amer Century VP International Fund	14.94	18.24	157.14
Amer Century VP Large Company Value Fund	10.33	12.10	93.30
Amer Century VP Mid Cap Value Fund	10.69	12.58	90.11
Amer Century VP Ultra Fund	9.96	9.41	0.00
Amer Century VP Value Fund	14.55	16.86	1734.63
Calvert VS Social Equity Portfolio	12.79	13.77	0.00
Calvert VS Social Mid Cap Growth Portfolio	13.27	13.87	0.00
Calvert VS Social Small Cap Growth Portfolio	12.61	12.44	0.00
Fidelity VIP Asset Manager Portfolio	12.01	12.59	0.00
Fidelity VIP Asset Manager: Growth Portfolio	12.48	13.03	0.00
Fidelity VIP Balanced Portfolio	12.15	13.26	0.00
Fidelity VIP Contrafund Portfolio	15.75	17.17	953.41
Fidelity VIP Equity-Income Portfolio	14.27	16.75	1238.44
Fidelity VIP Growth & Income Portfolio	12.83	14.17	0.00
Fidelity VIP Growth Opportunities Portfolio	13.67	14.06	79.27
Fidelity VIP Growth Portfolio	13.02	13.57	0.00
Fidelity VIP High Income Portfolio	13.99	15.20	0.00
Fidelity VIP Index 500 Portfolio	13.50	15.24	4220.93
Fidelity VIP Investment Grade Bond Portfolio	10.71	10.91	0.00
Fidelity VIP MidCap Portfolio	19.15	21.06	260.41
Fidelity VIP Money Market Portfolio	9.85	10.10	2472.14
Fidelity VIP Overseas Portfolio	17.63	20.32	1096.14
Fidelity VIP Value Strategies Portfolio	11.14	12.64	0.00
Goldman Sachs VIT Core Small Cap Fund	10.55	11.59	1122.08
Goldman Sachs VIT Growth and Income Fund	10.27	12.32	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.20	12.74	0.00
Janus Aspen Series Growth and Income Portfolio	14.34	15.16	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.61	10.81	3696.10
JPMorgan Small Company (Series Trust II) Portfolio	16.62	18.70	59.62
Lord Abbett Series Fund Growth & Income Portfolio	14.15	16.23	918.92
Lord Abbett Series Fund International Portfolio	20.19	25.49	3842.67
Lord Abbett Series Fund Mid-Cap Value Portfolio	16.08	17.66	2263.76
MFS VIT Emerging Growth Series	14.35	15.11	0.00
MFS VIT Investors Trust Series	13.14	14.49	76.86
MFS VIT New Discovery Series	13.36	14.76	0.00
MFS VIT Research Series	14.14	15.25	0.00
Neuberger Berman Fasciano Portfolio	10.18	10.48	0.00
Neuberger Berman MidCap Growth Portfolio	11.28	12.63	0.00
Neuberger Berman Regency Portfolio	11.09	12.06	0.00
PIMCO VIT High Yield Portfolio	11.80	12.59	2122.89
PIMCO VIT Low Duration Portfolio	9.76	9.93	0.00
PIMCO VIT Real Return Portfolio	11.09	10.93	0.00
PIMCO VIT Total Return Portfolio	10.33	10.50	9622.43
Premier VIT OpCap Small Cap Portfolio	9.45	10.30	775.38
Premier VIT PEA Renaissance Portfolio	9.96	12.10	0.00
Rydex VT Arktos Fund	5.28	5.09	856.15
Rydex VT Juno Fund	8.25	8.73	0.00
Rydex VT Nova Fund	14.81	17.29	59.69
Rydex VT OTC Fund	14.42	14.92	0.00
Rydex VT Sector Rotation Fund	12.51	13.63	74.35
Rydex VT US Government Bond Fund	10.52	9.97	0.00
Rydex VT U.S. Govt Money Market Fund	9.54	9.69	0.00
Rydex VT Ursa Fund	6.46	5.84	730.23
Van Eck Worldwide Bond Fund	12.34	12.86	328.77
Van Eck Worldwide Emerging Markets Fund	24.49	33.42	481.91
Van Eck Worldwide Hard Assets Fund	27.25	33.18	1092.50
Van Eck Worldwide Real Estate Fund	21.25	27.22	80.82

Table 22 – 2.25% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.81	13.45	0.00
AIM V.I. Global Health Care Fund	10.81	11.12	0.00
AIM V.I. Technology Fund	9.41	10.16	0.00
AIM V.I. Utilities Fund	13.41	16.45	0.00
Alger American Growth Portfolio	10.26	10.55	655.20
Alger American Leveraged AllCap Portfolio	10.56	12.32	0.00
Alger American MidCap Growth Portfolio	12.34	13.29	0.00
Alger American Small Capitalization Portfolio	13.49	15.84	0.00
Amer Century VP Balanced Fund	11.54	12.37	0.00
Amer Century VP Capital Appreciation Fund	11.65	13.35	0.00
Amer Century VP Income & Growth Fund	11.31	12.91	0.00
Amer Century VP Inflation Protection Fund	9.95	9.88	309.61
Amer Century VP International Fund	12.56	15.32	632.04
Amer Century VP Large Company Value Fund	10.32	12.09	0.00
Amer Century VP Mid Cap Value Fund	10.69	12.56	0.00
Amer Century VP Ultra Fund	9.95	9.40	0.00
Amer Century VP Value Fund	12.58	14.58	640.63
Calvert VS Social Equity Portfolio	10.88	11.71	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.48	10.95	0.00
Calvert VS Social Small Cap Growth Portfolio	9.29	9.16	0.00
Fidelity VIP Asset Manager Portfolio	10.72	11.23	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.46	10.91	0.00
Fidelity VIP Balanced Portfolio	10.96	11.95	0.00
Fidelity VIP Contrafund Portfolio	14.36	15.64	0.00
Fidelity VIP Equity-Income Portfolio	11.79	13.83	31.91
Fidelity VIP Growth & Income Portfolio	10.84	11.96	0.00
Fidelity VIP Growth Opportunities Portfolio	11.09	11.40	0.00
Fidelity VIP Growth Portfolio	9.42	9.82	0.00
Fidelity VIP High Income Portfolio	13.40	14.55	225.35
Fidelity VIP Index 500 Portfolio	10.73	12.11	727.40
Fidelity VIP Investment Grade Bond Portfolio	11.11	11.31	0.00
Fidelity VIP MidCap Portfolio	16.91	18.59	0.00
Fidelity VIP Money Market Portfolio	9.78	10.03	1626.59
Fidelity VIP Overseas Portfolio	14.83	17.08	0.00
Fidelity VIP Value Strategies Portfolio	11.13	12.63	0.00
Goldman Sachs VIT Core Small Cap Fund	10.55	11.58	258.05
Goldman Sachs VIT Growth and Income Fund	10.26	12.31	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.20	12.72	0.00
Janus Aspen Series Growth and Income Portfolio	14.32	15.13	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.92	11.12	1093.28
JPMorgan Small Company (Series Trust II) Portfolio	12.63	14.20	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.54	13.23	0.00
Lord Abbett Series Fund International Portfolio	17.12	21.61	151.81
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.27	15.66	323.57
MFS VIT Emerging Growth Series	10.30	10.84	0.00
MFS VIT Investors Trust Series	10.73	11.83	0.00
MFS VIT New Discovery Series	9.58	10.58	0.00
MFS VIT Research Series	11.08	11.94	0.00
Neuberger Berman Fasciano Portfolio	10.17	10.47	0.00
Neuberger Berman MidCap Growth Portfolio	11.27	12.62	0.00
Neuberger Berman Regency Portfolio	11.08	12.05	0.00
PIMCO VIT High Yield Portfolio	11.78	12.57	84.45
PIMCO VIT Low Duration Portfolio	9.75	9.91	0.00
PIMCO VIT Real Return Portfolio	11.07	10.91	0.00
PIMCO VIT Total Return Portfolio	10.32	10.48	1976.24
Premier VIT OpCap Small Cap Portfolio	9.45	10.29	0.00
Premier VIT PEA Renaissance Portfolio	9.96	12.08	0.00
Rydex VT Arktos Fund	5.75	5.55	0.00
Rydex VT Juno Fund	8.24	8.72	0.00
Rydex VT Nova Fund	10.71	12.49	0.00
Rydex VT OTC Fund	11.34	11.73	0.00
Rydex VT Sector Rotation Fund	12.50	13.61	0.00
Rydex VT US Government Bond Fund	10.52	9.96	0.00
Rydex VT U.S. Govt Money Market Fund	9.44	9.59	0.00
Rydex VT Ursa Fund	7.28	6.59	0.00
Van Eck Worldwide Bond Fund	12.32	12.83	0.00
Van Eck Worldwide Emerging Markets Fund	19.99	27.27	0.00
Van Eck Worldwide Hard Assets Fund	23.72	28.87	24.98
Van Eck Worldwide Real Estate Fund	21.22	27.16	0.00

Table 23 – 2.30% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.79	13.42	0.00
AIM V.I. Global Health Care Fund	10.79	11.09	487.81
AIM V.I. Technology Fund	9.39	10.14	0.00
AIM V.I. Utilities Fund	13.39	16.42	0.00
Alger American Growth Portfolio	10.24	10.53	1129.20
Alger American Leveraged AllCap Portfolio	10.54	12.29	0.00
Alger American MidCap Growth Portfolio	12.32	13.26	234.88
Alger American Small Capitalization Portfolio	13.47	15.80	0.00
Amer Century VP Balanced Fund	11.51	12.34	23.75
Amer Century VP Capital Appreciation Fund	11.63	13.32	0.00
Amer Century VP Income & Growth Fund	11.28	12.88	0.00
Amer Century VP Inflation Protection Fund	9.95	9.87	31.02
Amer Century VP International Fund	12.54	15.29	1104.01
Amer Century VP Large Company Value Fund	10.32	12.08	0.00
Amer Century VP Mid Cap Value Fund	10.68	12.55	0.00
Amer Century VP Ultra Fund	9.95	9.39	0.00
Amer Century VP Value Fund	12.56	14.54	1112.27
Calvert VS Social Equity Portfolio	10.86	11.68	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.46	10.92	0.00
Calvert VS Social Small Cap Growth Portfolio	9.27	9.13	0.00
Fidelity VIP Asset Manager Portfolio	10.70	11.20	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.44	10.89	0.00
Fidelity VIP Balanced Portfolio	10.94	11.92	0.00
Fidelity VIP Contrafund Portfolio	14.33	15.60	344.26
Fidelity VIP Equity-Income Portfolio	11.77	13.80	64.70
Fidelity VIP Growth & Income Portfolio	10.81	11.93	0.00
Fidelity VIP Growth Opportunities Portfolio	11.07	11.37	0.00
Fidelity VIP Growth Portfolio	9.41	9.80	0.00
Fidelity VIP High Income Portfolio	13.37	14.51	197.02
Fidelity VIP Index 500 Portfolio	10.71	12.08	1349.31
Fidelity VIP Investment Grade Bond Portfolio	11.09	11.29	0.00
Fidelity VIP MidCap Portfolio	16.88	18.55	0.00
Fidelity VIP Money Market Portfolio	9.76	10.00	130.48
Fidelity VIP Overseas Portfolio	14.80	17.04	487.46
Fidelity VIP Value Strategies Portfolio	11.12	12.61	0.00
Goldman Sachs VIT Core Small Cap Fund	10.54	11.57	355.92
Goldman Sachs VIT Growth and Income Fund	10.26	12.29	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.19	12.71	0.00
Janus Aspen Series Growth and Income Portfolio	14.30	15.11	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.90	11.09	80.83
JPMorgan Small Company (Series Trust II) Portfolio	12.61	14.17	23.45
Lord Abbett Series Fund Growth & Income Portfolio	11.51	13.20	0.00
Lord Abbett Series Fund International Portfolio	17.09	21.55	126.05
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.24	15.62	412.30
MFS VIT Emerging Growth Series	10.28	10.81	0.00
MFS VIT Investors Trust Series	10.71	11.80	0.00
MFS VIT New Discovery Series	9.56	10.55	0.00
MFS VIT Research Series	11.06	11.91	0.00
Neuberger Berman Fasciano Portfolio	10.17	10.46	0.00
Neuberger Berman MidCap Growth Portfolio	11.27	12.60	0.00
Neuberger Berman Regency Portfolio	11.08	12.03	0.00
PIMCO VIT High Yield Portfolio	11.77	12.54	5.54
PIMCO VIT Low Duration Portfolio	9.73	9.89	0.00
PIMCO VIT Real Return Portfolio	11.06	10.89	0.00
PIMCO VIT Total Return Portfolio	10.30	10.46	1625.52
Premier VIT OpCap Small Cap Portfolio	9.44	10.28	0.00
Premier VIT PEA Renaissance Portfolio	9.95	12.07	0.00
Rydex VT Arktos Fund	5.74	5.53	0.00
Rydex VT Juno Fund	8.24	8.70	0.00
Rydex VT Nova Fund	10.69	12.46	0.00
Rydex VT OTC Fund	11.32	11.71	0.00
Rydex VT Sector Rotation Fund	12.49	13.60	0.00
Rydex VT US Government Bond Fund	10.51	9.95	0.00
Rydex VT U.S. Govt Money Market Fund	9.43	9.56	0.00
Rydex VT Ursa Fund	7.27	6.57	0.00
Van Eck Worldwide Bond Fund	12.31	12.81	0.00
Van Eck Worldwide Emerging Markets Fund	19.96	27.21	0.00
Van Eck Worldwide Hard Assets Fund	23.67	28.80	19.89
Van Eck Worldwide Real Estate Fund	21.18	27.10	0.00

Table 24 – 2.35% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.70	12.17	0.00
AIM V.I. Global Health Care Fund	10.21	10.50	0.00
AIM V.I. Technology Fund	10.50	11.33	0.00
AIM V.I. Utilities Fund	10.04	12.31	0.00
Alger American Growth Portfolio	10.42	10.70	89.32
Alger American Leveraged AllCap Portfolio	10.72	12.49	0.00
Alger American MidCap Growth Portfolio	10.23	11.01	0.00
Alger American Small Capitalization Portfolio	10.65	12.49	0.00
Amer Century VP Balanced Fund	10.12	10.84	0.00
Amer Century VP Capital Appreciation Fund	10.93	12.52	0.00
Amer Century VP Income & Growth Fund	10.12	11.55	0.00
Amer Century VP Inflation Protection Fund	10.00	9.93	0.00
Amer Century VP International Fund	10.71	13.05	138.88
Amer Century VP Large Company Value Fund	10.21	11.95	0.00
Amer Century VP Mid Cap Value Fund	10.18	11.96	0.00
Amer Century VP Ultra Fund	10.23	9.66	0.00
Amer Century VP Value Fund	10.18	11.78	135.69
Calvert VS Social Equity Portfolio	10.06	10.81	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.86	10.30	0.00
Calvert VS Social Small Cap Growth Portfolio	10.02	9.87	0.00
Fidelity VIP Asset Manager Portfolio	10.18	10.65	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.22	10.65	0.00
Fidelity VIP Balanced Portfolio	10.42	11.34	0.00
Fidelity VIP Contrafund Portfolio	10.73	11.68	0.00
Fidelity VIP Equity-Income Portfolio	10.26	12.02	0.00
Fidelity VIP Growth & Income Portfolio	10.59	11.67	0.00
Fidelity VIP Growth Opportunities Portfolio	10.67	10.96	0.00
Fidelity VIP Growth Portfolio	10.32	10.74	0.00
Fidelity VIP High Income Portfolio	10.00	10.85	58.67
Fidelity VIP Index 500 Portfolio	10.19	11.49	110.92
Fidelity VIP Investment Grade Bond Portfolio	9.94	10.11	0.00
Fidelity VIP MidCap Portfolio	10.75	11.80	0.00
Fidelity VIP Money Market Portfolio	10.05	10.29	290.04
Fidelity VIP Overseas Portfolio	11.06	12.72	0.00
Fidelity VIP Value Strategies Portfolio	10.34	11.71	0.00
Goldman Sachs VIT Core Small Cap Fund	10.07	11.05	43.13
Goldman Sachs VIT Growth and Income Fund	10.08	12.08	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.23	11.62	0.00
Janus Aspen Series Growth and Income Portfolio	10.57	11.15	0.00
JPMorgan Bond Portfolio (Series Trust II)	9.97	10.14	200.54
JPMorgan Small Company (Series Trust II) Portfolio	10.02	11.26	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.28	11.78	0.00
Lord Abbett Series Fund International Portfolio	11.21	14.13	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.18	11.16	71.23
MFS VIT Emerging Growth Series	10.56	11.11	0.00
MFS VIT Investors Trust Series	10.31	11.35	0.00
MFS VIT New Discovery Series	10.21	11.27	0.00
MFS VIT Research Series	10.14	10.92	0.00
Neuberger Berman Fasciano Portfolio	10.15	10.43	0.00
Neuberger Berman MidCap Growth Portfolio	10.60	11.85	0.00
Neuberger Berman Regency Portfolio	10.33	11.22	0.00
PIMCO VIT High Yield Portfolio	9.99	10.64	0.00
PIMCO VIT Low Duration Portfolio	9.97	10.13	0.00
PIMCO VIT Real Return Portfolio	10.01	9.85	0.00
PIMCO VIT Total Return Portfolio	9.93	10.07	325.83
Premier VIT OpCap Small Cap Portfolio	10.29	11.19	0.00
Premier VIT PEA Renaissance Portfolio	10.25	12.42	0.00
Rydex VT Arktos Fund	9.65	9.30	0.00
Rydex VT Juno Fund	10.06	10.63	0.00
Rydex VT Nova Fund	10.19	11.87	0.00
Rydex VT OTC Fund	10.28	10.63	0.00
Rydex VT Sector Rotation Fund	10.72	11.66	0.00
Rydex VT US Government Bond Fund	9.81	9.28	0.00
Rydex VT U.S. Govt Money Market Fund	10.01	10.15	0.00
Rydex VT Ursa Fund	9.82	8.87	0.00
Van Eck Worldwide Bond Fund	9.79	10.19	0.00
Van Eck Worldwide Emerging Markets Fund	11.39	15.52	0.00
Van Eck Worldwide Hard Assets Fund	11.71	14.24	0.00
Van Eck Worldwide Real Estate Fund	11.19	14.31	0.00

Table 25 – 2.40% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Conservative Asset Allocation Model

Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.74	13.35	97.45
AIM V.I. Global Health Care Fund	10.74	11.04	718.05
AIM V.I. Technology Fund	9.36	10.09	636.20
AIM V.I. Utilities Fund	13.34	16.34	863.66
Alger American Growth Portfolio	10.20	10.47	15140.14
Alger American Leveraged AllCap Portfolio	10.50	12.23	604.65
Alger American MidCap Growth Portfolio	12.27	13.19	4316.71
Alger American Small Capitalization Portfolio	13.42	15.72	544.60
Amer Century VP Balanced Fund	11.47	12.28	0.00
Amer Century VP Capital Appreciation Fund	11.58	13.25	313.96
Amer Century VP Income & Growth Fund	11.24	12.82	140.79
Amer Century VP Inflation Protection Fund	9.94	9.85	3333.96
Amer Century VP International Fund	12.49	15.21	13111.70
Amer Century VP Large Company Value Fund	10.31	12.06	0.00
Amer Century VP Mid Cap Value Fund	10.67	12.53	0.00
Amer Century VP Ultra Fund	9.94	9.37	69.18
Amer Century VP Value Fund	12.51	14.47	16386.61
Calvert VS Social Equity Portfolio	10.82	11.63	217.28
Calvert VS Social Mid Cap Growth Portfolio	10.42	10.87	215.90
Calvert VS Social Small Cap Growth Portfolio	9.24	9.09	180.27
Fidelity VIP Asset Manager Portfolio	10.66	11.15	718.96
Fidelity VIP Asset Manager: Growth Portfolio	10.40	10.83	0.00
Fidelity VIP Balanced Portfolio	10.90	11.86	2680.01
Fidelity VIP Contrafund Portfolio	14.27	15.53	1509.50
Fidelity VIP Equity-Income Portfolio	11.72	13.73	2430.84
Fidelity VIP Growth & Income Portfolio	10.77	11.87	466.62
Fidelity VIP Growth Opportunities Portfolio	11.03	11.32	0.00
Fidelity VIP Growth Portfolio	9.37	9.75	913.37
Fidelity VIP High Income Portfolio	13.32	14.44	2810.90
Fidelity VIP Index 500 Portfolio	10.67	12.02	18260.75
Fidelity VIP Investment Grade Bond Portfolio	11.05	11.23	0.00
Fidelity VIP MidCap Portfolio	16.82	18.45	2352.52
Fidelity VIP Money Market Portfolio	9.72	9.95	1732.76
Fidelity VIP Overseas Portfolio	14.74	16.95	7958.81
Fidelity VIP Value Strategies Portfolio	11.10	12.58	962.20
Goldman Sachs VIT Core Small Cap Fund	10.53	11.55	3993.93
Goldman Sachs VIT Growth and Income Fund	10.25	12.27	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.18	12.68	570.08
Janus Aspen Series Growth and Income Portfolio	14.26	15.05	1216.26
JPMorgan Bond Portfolio (Series Trust II)	10.86	11.04	1575.84
JPMorgan Small Company (Series Trust II) Portfolio	12.56	14.10	1680.12
Lord Abbett Series Fund Growth & Income Portfolio	11.47	13.13	264.04
Lord Abbett Series Fund International Portfolio	17.02	21.45	3451.05
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.19	15.55	5851.90
MFS VIT Emerging Growth Series	10.24	10.76	0.00
MFS VIT Investors Trust Series	10.67	11.74	0.00
MFS VIT New Discovery Series	9.52	10.50	390.78
MFS VIT Research Series	11.01	11.85	0.00
Neuberger Berman Fasciano Portfolio	10.16	10.44	0.00
Neuberger Berman MidCap Growth Portfolio	11.25	12.58	629.19
Neuberger Berman Regency Portfolio	11.06	12.01	473.54
PIMCO VIT High Yield Portfolio	11.74	12.50	1473.25
PIMCO VIT Low Duration Portfolio	9.71	9.86	0.00
PIMCO VIT Real Return Portfolio	11.03	10.85	0.00
PIMCO VIT Total Return Portfolio	10.28	10.42	19278.85
Premier VIT OpCap Small Cap Portfolio	9.43	10.26	0.00
Premier VIT PEA Renaissance Portfolio	9.94	12.05	169.63
Rydex VT Arktos Fund	5.72	5.51	0.00
Rydex VT Juno Fund	8.22	8.68	0.00
Rydex VT Nova Fund	10.65	12.40	1547.46
Rydex VT OTC Fund	11.28	11.65	1196.26
Rydex VT Sector Rotation Fund	12.47	13.56	0.00
Rydex VT US Government Bond Fund	10.50	9.93	0.00
Rydex VT U.S. Govt Money Market Fund	9.39	9.52	0.00
Rydex VT Ursa Fund	7.24	6.54	0.00
Van Eck Worldwide Bond Fund	12.27	12.75	0.00
Van Eck Worldwide Emerging Markets Fund	19.88	27.08	244.03
Van Eck Worldwide Hard Assets Fund	23.58	28.66	899.82
Van Eck Worldwide Real Estate Fund	21.12	26.99	99.41

Table 26 – 2.45% Asset Charge

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and

Moderate Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and

GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and

GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider,

Three-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB

Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.73	12.19	0.00
AIM V.I. Global Health Care Fund	11.31	11.62	0.00
AIM V.I. Technology Fund	10.21	11.01	0.00
AIM V.I. Utilities Fund	11.48	14.05	77.53
Alger American Growth Portfolio	11.31	11.60	5060.57
Alger American Leveraged AllCap Portfolio	11.51	13.39	0.00
Alger American MidCap Growth Portfolio	11.01	11.83	1959.51
Alger American Small Capitalization Portfolio	11.85	13.88	0.00
Amer Century VP Balanced Fund	10.40	11.13	0.00
Amer Century VP Capital Appreciation Fund	12.37	14.15	0.00
Amer Century VP Income & Growth Fund	10.51	11.98	0.00
Amer Century VP Inflation Protection Fund	9.93	9.84	1286.03
Amer Century VP International Fund	11.42	13.90	8379.28
Amer Century VP Large Company Value Fund	10.30	12.04	0.00
Amer Century VP Mid Cap Value Fund	10.67	12.51	0.00
Amer Century VP Ultra Fund	9.93	9.36	0.00
Amer Century VP Value Fund	10.55	12.19	7784.02
Calvert VS Social Equity Portfolio	10.42	11.19	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.09	10.53	0.00
Calvert VS Social Small Cap Growth Portfolio	9.16	9.01	0.00
Fidelity VIP Asset Manager Portfolio	10.29	10.75	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.31	10.74	0.00
Fidelity VIP Balanced Portfolio	10.41	11.32	0.00
Fidelity VIP Contrafund Portfolio	11.62	12.64	42.03
Fidelity VIP Equity-Income Portfolio	10.54	12.34	464.61
Fidelity VIP Growth & Income Portfolio	10.63	11.71	0.00
Fidelity VIP Growth Opportunities Portfolio	10.82	11.10	0.00
Fidelity VIP Growth Portfolio	10.50	10.92	0.00
Fidelity VIP High Income Portfolio	10.08	10.92	2305.37
Fidelity VIP Index 500 Portfolio	10.44	11.77	9402.63
Fidelity VIP Investment Grade Bond Portfolio	9.97	10.14	0.00
Fidelity VIP MidCap Portfolio	11.77	12.91	41.43
Fidelity VIP Money Market Portfolio	10.05	10.28	5333.67
Fidelity VIP Overseas Portfolio	12.00	13.79	599.59
Fidelity VIP Value Strategies Portfolio	10.54	11.93	0.00
Goldman Sachs VIT Core Small Cap Fund	10.53	11.54	1977.53
Goldman Sachs VIT Growth and Income Fund	10.24	12.26	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.17	12.67	0.00
Janus Aspen Series Growth and Income Portfolio	11.37	11.99	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.08	10.24	3576.97
JPMorgan Small Company (Series Trust II) Portfolio	10.44	11.72	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.34	11.83	0.00
Lord Abbett Series Fund International Portfolio	12.85	16.19	1566.94
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.95	11.99	3181.94
MFS VIT Emerging Growth Series	11.06	11.61	0.00
MFS VIT Investors Trust Series	10.75	11.83	0.00
MFS VIT New Discovery Series	10.61	11.69	0.00
MFS VIT Research Series	10.87	11.69	0.00
Neuberger Berman Fasciano Portfolio	10.15	10.43	0.00
Neuberger Berman MidCap Growth Portfolio	11.25	12.57	0.00
Neuberger Berman Regency Portfolio	11.06	12.00	0.00
PIMCO VIT High Yield Portfolio	10.23	10.89	356.93
PIMCO VIT Low Duration Portfolio	9.86	10.00	0.00
PIMCO VIT Real Return Portfolio	10.06	9.89	0.00
PIMCO VIT Total Return Portfolio	10.03	10.16	14213.91
Premier VIT OpCap Small Cap Portfolio	9.43	10.25	0.00
Premier VIT PEA Renaissance Portfolio	9.94	12.04	0.00
Rydex VT Arktos Fund	9.61	9.24	0.00
Rydex VT Juno Fund	9.11	9.61	0.00
Rydex VT Nova Fund	10.52	12.24	0.00
Rydex VT OTC Fund	10.12	10.44	0.00
Rydex VT Sector Rotation Fund	11.40	12.39	0.00
Rydex VT US Government Bond Fund	10.50	9.92	0.00
Rydex VT U.S. Govt Money Market Fund	9.94	10.07	0.00
Rydex VT Ursa Fund	9.42	8.51	0.00
Van Eck Worldwide Bond Fund	9.56	9.93	0.00
Van Eck Worldwide Emerging Markets Fund	13.56	18.47	63.59
Van Eck Worldwide Hard Assets Fund	14.41	17.50	349.33
Van Eck Worldwide Real Estate Fund	12.45	15.90	35.18

Table 27 – 2.50% Asset Charge

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider and Higher Education Rider

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate-Conservative Asset Allocation Model

Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.70	13.29	0.00
AIM V.I. Global Health Care Fund	10.70	10.98	0.00
AIM V.I. Technology Fund	9.32	10.05	0.00
AIM V.I. Utilities Fund	13.29	16.26	80.60
Alger American Growth Portfolio	10.16	10.42	0.00
Alger American Leveraged AllCap Portfolio	10.46	12.17	0.00
Alger American MidCap Growth Portfolio	12.22	13.13	79.20
Alger American Small Capitalization Portfolio	13.36	15.64	0.00
Amer Century VP Balanced Fund	11.43	12.22	0.00
Amer Century VP Capital Appreciation Fund	11.54	13.19	0.00
Amer Century VP Income & Growth Fund	11.20	12.76	0.00
Amer Century VP Inflation Protection Fund	9.93	9.83	0.00
Amer Century VP International Fund	12.44	15.14	0.00
Amer Century VP Large Company Value Fund	10.30	12.03	0.00
Amer Century VP Mid Cap Value Fund	10.66	12.50	6.97
Amer Century VP Ultra Fund	9.93	9.35	0.00
Amer Century VP Value Fund	12.46	14.40	0.00
Calvert VS Social Equity Portfolio	10.78	11.57	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.38	10.82	0.00
Calvert VS Social Small Cap Growth Portfolio	9.21	9.05	0.00
Fidelity VIP Asset Manager Portfolio	10.62	11.09	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.36	10.78	0.00
Fidelity VIP Balanced Portfolio	10.85	11.80	0.00
Fidelity VIP Contrafund Portfolio	14.22	15.45	0.00
Fidelity VIP Equity-Income Portfolio	11.68	13.66	0.00
Fidelity VIP Growth & Income Portfolio	10.73	11.81	0.00
Fidelity VIP Growth Opportunities Portfolio	10.98	11.26	0.00
Fidelity VIP Growth Portfolio	9.33	9.70	0.00
Fidelity VIP High Income Portfolio	13.27	14.37	0.00
Fidelity VIP Index 500 Portfolio	10.63	11.97	129.75
Fidelity VIP Investment Grade Bond Portfolio	11.00	11.18	0.00
Fidelity VIP MidCap Portfolio	16.75	18.36	0.00
Fidelity VIP Money Market Portfolio	9.68	9.90	0.00
Fidelity VIP Overseas Portfolio	14.68	16.87	10.38
Fidelity VIP Value Strategies Portfolio	11.09	12.54	0.00
Goldman Sachs VIT Core Small Cap Fund	10.52	11.52	0.00
Goldman Sachs VIT Growth and Income Fund	10.24	12.25	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.17	12.66	0.00
Janus Aspen Series Growth and Income Portfolio	14.22	14.99	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.82	10.99	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.52	14.04	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.43	13.07	0.00
Lord Abbett Series Fund International Portfolio	16.95	21.34	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.13	15.47	70.93
MFS VIT Emerging Growth Series	10.20	10.71	0.00
MFS VIT Investors Trust Series	10.63	11.68	0.00
MFS VIT New Discovery Series	9.49	10.45	0.00
MFS VIT Research Series	10.97	11.79	0.00
Neuberger Berman Fasciano Portfolio	10.15	10.42	0.00
Neuberger Berman MidCap Growth Portfolio	11.24	12.55	0.00
Neuberger Berman Regency Portfolio	11.05	11.99	0.00
PIMCO VIT High Yield Portfolio	11.70	12.45	0.00
PIMCO VIT Low Duration Portfolio	9.68	9.82	0.00
PIMCO VIT Real Return Portfolio	11.00	10.81	0.00
PIMCO VIT Total Return Portfolio	10.25	10.38	0.00
Premier VIT OpCap Small Cap Portfolio	9.43	10.24	0.00
Premier VIT PEA Renaissance Portfolio	9.93	12.02	0.00
Rydex VT Arktos Fund	5.70	5.48	0.00
Rydex VT Juno Fund	8.21	8.66	0.00
Rydex VT Nova Fund	10.61	12.34	0.00
Rydex VT OTC Fund	11.24	11.60	0.00
Rydex VT Sector Rotation Fund	12.45	13.52	0.00
Rydex VT US Government Bond Fund	10.49	9.91	0.00
Rydex VT U.S. Govt Money Market Fund	9.36	9.48	0.00
Rydex VT Ursa Fund	7.22	6.51	0.00
Van Eck Worldwide Bond Fund	12.23	12.70	0.00
Van Eck Worldwide Emerging Markets Fund	19.81	26.96	0.00
Van Eck Worldwide Hard Assets Fund	23.49	28.52	38.79
Van Eck Worldwide Real Estate Fund	21.05	26.88	0.00

Table 28 – 2.55% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	13.27	15.06	0.00
AIM V.I. Global Health Care Fund	12.80	13.13	0.00
AIM V.I. Technology Fund	13.87	14.94	0.00
AIM V.I. Utilities Fund	16.13	19.73	0.00
Alger American Growth Portfolio	14.06	14.42	0.00
Alger American Leveraged AllCap Portfolio	14.27	16.60	0.00
Alger American MidCap Growth Portfolio	16.12	17.31	0.00
Alger American Small Capitalization Portfolio	17.66	20.66	0.00
Amer Century VP Balanced Fund	12.72	13.59	0.00
Amer Century VP Capital Appreciation Fund	14.26	16.29	0.00
Amer Century VP Income & Growth Fund	13.89	15.82	0.00
Amer Century VP Inflation Protection Fund	9.92	9.82	0.00
Amer Century VP International Fund	14.78	17.97	0.00
Amer Century VP Large Company Value Fund	10.29	12.02	0.00
Amer Century VP Mid Cap Value Fund	10.66	12.49	0.00
Amer Century VP Ultra Fund	9.92	9.34	0.00
Amer Century VP Value Fund	14.39	16.62	0.00
Calvert VS Social Equity Portfolio	12.65	13.57	0.00
Calvert VS Social Mid Cap Growth Portfolio	13.12	13.67	0.00
Calvert VS Social Small Cap Growth Portfolio	12.48	12.26	0.00
Fidelity VIP Asset Manager Portfolio	11.88	12.40	0.00
Fidelity VIP Asset Manager: Growth Portfolio	12.34	12.84	0.00
Fidelity VIP Balanced Portfolio	12.02	13.06	0.00
Fidelity VIP Contrafund Portfolio	15.57	16.92	59.50
Fidelity VIP Equity-Income Portfolio	14.12	16.51	0.00
Fidelity VIP Growth & Income Portfolio	12.69	13.97	0.00
Fidelity VIP Growth Opportunities Portfolio	13.52	13.85	0.00
Fidelity VIP Growth Portfolio	12.88	13.38	0.00
Fidelity VIP High Income Portfolio	13.84	14.98	0.00
Fidelity VIP Index 500 Portfolio	13.35	15.02	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.59	10.75	0.00
Fidelity VIP MidCap Portfolio	18.94	20.75	0.00
Fidelity VIP Money Market Portfolio	9.74	9.96	0.00
Fidelity VIP Overseas Portfolio	17.62	20.23	0.00
Fidelity VIP Value Strategies Portfolio	11.08	12.53	0.00
Goldman Sachs VIT Core Small Cap Fund	10.52	11.51	0.00
Goldman Sachs VIT Growth and Income Fund	10.23	12.23	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.16	12.65	0.00
Janus Aspen Series Growth and Income Portfolio	14.20	14.96	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.49	10.65	0.00
JPMorgan Small Company (Series Trust II) Portfolio	16.43	18.43	0.00
Lord Abbett Series Fund Growth & Income Portfolio	13.99	16.00	0.00
Lord Abbett Series Fund International Portfolio	19.96	25.12	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.90	17.40	0.00
MFS VIT Emerging Growth Series	14.19	14.89	0.00
MFS VIT Investors Trust Series	13.00	14.28	0.00
MFS VIT New Discovery Series	13.21	14.54	0.00
MFS VIT Research Series	13.99	15.03	0.00
Neuberger Berman Fasciano Portfolio	10.14	10.41	0.00
Neuberger Berman MidCap Growth Portfolio	11.24	12.54	0.00
Neuberger Berman Regency Portfolio	11.05	11.97	0.00
PIMCO VIT High Yield Portfolio	11.69	12.43	0.00
PIMCO VIT Low Duration Portfolio	9.67	9.80	0.00
PIMCO VIT Real Return Portfolio	10.99	10.79	0.00
PIMCO VIT Total Return Portfolio	10.24	10.36	0.00
Premier VIT OpCap Small Cap Portfolio	9.42	10.23	0.00
Premier VIT PEA Renaissance Portfolio	9.93	12.01	0.00
Rydex VT Arktos Fund	5.22	5.02	0.00
Rydex VT Juno Fund	8.20	8.65	0.00
Rydex VT Nova Fund	14.65	17.04	0.00
Rydex VT OTC Fund	14.26	14.71	0.00
Rydex VT Sector Rotation Fund	12.44	13.51	0.00
Rydex VT US Government Bond Fund	10.49	9.90	0.00
Rydex VT U.S. Govt Money Market Fund	9.44	9.55	0.00
Rydex VT Ursa Fund	6.39	5.76	0.00
Van Eck Worldwide Bond Fund	12.21	12.67	0.00
Van Eck Worldwide Emerging Markets Fund	24.22	32.94	0.00
Van Eck Worldwide Hard Assets Fund	26.95	32.70	0.00
Van Eck Worldwide Real Estate Fund	21.02	26.82	0.00

Table 29 – 2.60% Asset Charge
Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.69	12.13	0.00
AIM V.I. Global Health Care Fund	10.20	10.46	0.00
AIM V.I. Technology Fund	10.49	11.29	0.00
AIM V.I. Utilities Fund	10.03	12.27	0.00
Alger American Growth Portfolio	10.41	10.67	0.00
Alger American Leveraged AllCap Portfolio	10.71	12.44	0.00
Alger American MidCap Growth Portfolio	10.22	10.97	0.00
Alger American Small Capitalization Portfolio	10.65	12.45	0.00
Amer Century VP Balanced Fund	10.11	10.80	0.00
Amer Century VP Capital Appreciation Fund	10.92	12.48	0.00
Amer Century VP Income & Growth Fund	10.11	11.51	0.00
Amer Century VP Inflation Protection Fund	9.99	9.89	0.00
Amer Century VP International Fund	10.70	13.01	0.00
Amer Century VP Large Company Value Fund	10.20	11.91	0.00
Amer Century VP Mid Cap Value Fund	10.17	11.92	0.00
Amer Century VP Ultra Fund	10.22	9.63	0.00
Amer Century VP Value Fund	10.17	11.74	0.00
Calvert VS Social Equity Portfolio	10.05	10.78	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.86	10.26	0.00
Calvert VS Social Small Cap Growth Portfolio	10.01	9.83	0.00
Fidelity VIP Asset Manager Portfolio	10.17	10.62	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.21	10.62	0.00
Fidelity VIP Balanced Portfolio	10.41	11.31	0.00
Fidelity VIP Contrafund Portfolio	10.72	11.64	0.00
Fidelity VIP Equity-Income Portfolio	10.25	11.98	0.00
Fidelity VIP Growth & Income Portfolio	10.58	11.63	0.00
Fidelity VIP Growth Opportunities Portfolio	10.66	10.92	0.00
Fidelity VIP Growth Portfolio	10.31	10.71	0.00
Fidelity VIP High Income Portfolio	9.99	10.81	0.00
Fidelity VIP Index 500 Portfolio	10.18	11.45	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.93	10.08	0.00
Fidelity VIP MidCap Portfolio	10.74	11.76	0.00
Fidelity VIP Money Market Portfolio	10.04	10.26	0.00
Fidelity VIP Overseas Portfolio	11.05	12.68	0.00
Fidelity VIP Value Strategies Portfolio	10.33	11.67	0.00
Goldman Sachs VIT Core Small Cap Fund	10.06	11.01	0.00
Goldman Sachs VIT Growth and Income Fund	10.07	12.04	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.22	11.58	0.00
Janus Aspen Series Growth and Income Portfolio	10.56	11.12	0.00
JPMorgan Bond Portfolio (Series Trust II)	9.96	10.10	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.01	11.22	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.27	11.74	0.00
Lord Abbett Series Fund International Portfolio	11.20	14.09	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.17	11.12	0.00
MFS VIT Emerging Growth Series	10.56	11.07	0.00
MFS VIT Investors Trust Series	10.31	11.32	0.00
MFS VIT New Discovery Series	10.21	11.23	0.00
MFS VIT Research Series	10.13	10.88	0.00
Neuberger Berman Fasciano Portfolio	10.14	10.40	0.00
Neuberger Berman MidCap Growth Portfolio	10.59	11.81	0.00
Neuberger Berman Regency Portfolio	10.32	11.18	0.00
PIMCO VIT High Yield Portfolio	9.98	10.61	0.00
PIMCO VIT Low Duration Portfolio	9.96	10.09	0.00
PIMCO VIT Real Return Portfolio	10.00	9.81	0.00
PIMCO VIT Total Return Portfolio	9.92	10.04	0.00
Premier VIT OpCap Small Cap Portfolio	10.28	11.15	0.00
Premier VIT PEA Renaissance Portfolio	10.24	12.38	0.00
Rydex VT Arktos Fund	9.64	9.26	0.00
Rydex VT Juno Fund	10.05	10.59	0.00
Rydex VT Nova Fund	10.18	11.83	0.00
Rydex VT OTC Fund	10.28	10.59	0.00
Rydex VT Sector Rotation Fund	10.71	11.62	0.00
Rydex VT US Government Bond Fund	9.80	9.25	0.00
Rydex VT U.S. Govt Money Market Fund	10.00	10.12	0.00
Rydex VT Ursa Fund	9.81	8.84	0.00
Van Eck Worldwide Bond Fund	9.79	10.15	0.00
Van Eck Worldwide Emerging Markets Fund	11.38	15.47	0.00
Van Eck Worldwide Hard Assets Fund	11.70	14.19	0.00
Van Eck Worldwide Real Estate Fund	11.18	14.26	0.00

Table 30 – 2.65% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.63	13.19	0.00
AIM V.I. Global Health Care Fund	10.64	10.90	0.00
AIM V.I. Technology Fund	9.27	9.98	0.00
AIM V.I. Utilities Fund	13.22	16.15	0.00
Alger American Growth Portfolio	10.10	10.35	0.00
Alger American Leveraged AllCap Portfolio	10.40	12.08	0.00
Alger American MidCap Growth Portfolio	12.15	13.03	0.00
Alger American Small Capitalization Portfolio	13.28	15.53	24.53
Amer Century VP Balanced Fund	11.36	12.13	72.77
Amer Century VP Capital Appreciation Fund	11.47	13.09	33.82
Amer Century VP Income & Growth Fund	11.13	12.66	0.00
Amer Century VP Inflation Protection Fund	9.91	9.80	0.00
Amer Century VP International Fund	12.37	15.03	42.05
Amer Century VP Large Company Value Fund	10.28	12.00	0.00
Amer Century VP Mid Cap Value Fund	10.64	12.46	0.00
Amer Century VP Ultra Fund	9.91	9.33	0.00
Amer Century VP Value Fund	12.39	14.29	0.00
Calvert VS Social Equity Portfolio	10.72	11.49	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.33	10.75	0.00
Calvert VS Social Small Cap Growth Portfolio	9.15	8.99	0.00
Fidelity VIP Asset Manager Portfolio	10.56	11.01	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.30	10.70	0.00
Fidelity VIP Balanced Portfolio	10.79	11.72	0.00
Fidelity VIP Contrafund Portfolio	14.13	15.34	267.86
Fidelity VIP Equity-Income Portfolio	11.61	13.56	74.40
Fidelity VIP Growth & Income Portfolio	10.67	11.72	0.00
Fidelity VIP Growth Opportunities Portfolio	10.92	11.18	0.00
Fidelity VIP Growth Portfolio	9.28	9.63	106.68
Fidelity VIP High Income Portfolio	13.19	14.26	0.00
Fidelity VIP Index 500 Portfolio	10.56	11.88	51.62
Fidelity VIP Investment Grade Bond Portfolio	10.94	11.09	292.82
Fidelity VIP MidCap Portfolio	16.65	18.23	23.76
Fidelity VIP Money Market Portfolio	9.63	9.83	0.00
Fidelity VIP Overseas Portfolio	14.60	16.75	0.00
Fidelity VIP Value Strategies Portfolio	11.06	12.49	0.00
Goldman Sachs VIT Core Small Cap Fund	10.51	11.49	0.00
Goldman Sachs VIT Growth and Income Fund	10.22	12.21	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.15	12.62	0.00
Janus Aspen Series Growth and Income Portfolio	14.16	14.91	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.76	10.91	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.45	13.94	26.64
Lord Abbett Series Fund Growth & Income Portfolio	11.36	12.97	0.00
Lord Abbett Series Fund International Portfolio	16.85	21.19	26.57
Lord Abbett Series Fund Mid-Cap Value Portfolio	14.05	15.36	29.89
MFS VIT Emerging Growth Series	10.14	10.63	0.00
MFS VIT Investors Trust Series	10.57	11.60	0.00
MFS VIT New Discovery Series	9.43	10.37	0.00
MFS VIT Research Series	10.90	11.70	0.00
Neuberger Berman Fasciano Portfolio	10.13	10.39	0.00
Neuberger Berman MidCap Growth Portfolio	11.23	12.52	0.00
Neuberger Berman Regency Portfolio	11.04	11.95	0.00
PIMCO VIT High Yield Portfolio	11.66	12.38	0.00
PIMCO VIT Low Duration Portfolio	9.64	9.77	0.00
PIMCO VIT Real Return Portfolio	10.96	10.75	0.00
PIMCO VIT Total Return Portfolio	10.21	10.32	0.00
Premier VIT OpCap Small Cap Portfolio	9.41	10.21	0.00
Premier VIT PEA Renaissance Portfolio	9.92	11.99	0.00
Rydex VT Arktos Fund	5.67	5.44	0.00
Rydex VT Juno Fund	8.19	8.62	0.00
Rydex VT Nova Fund	10.55	12.26	0.00
Rydex VT OTC Fund	11.18	11.52	0.00
Rydex VT Sector Rotation Fund	12.42	13.47	0.00
Rydex VT US Government Bond Fund	10.47	9.88	0.00
Rydex VT U.S. Govt Money Market Fund	9.31	9.41	0.00
Rydex VT Ursa Fund	7.18	6.47	0.00
Van Eck Worldwide Bond Fund	12.17	12.62	0.00
Van Eck Worldwide Emerging Markets Fund	19.70	26.77	0.00
Van Eck Worldwide Hard Assets Fund	23.35	28.31	61.30
Van Eck Worldwide Real Estate Fund	20.95	26.71	0.00

Table 31 – 2.70% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.69	12.11	0.00
AIM V.I. Global Health Care Fund	10.20	10.45	0.00
AIM V.I. Technology Fund	10.48	11.27	0.00
AIM V.I. Utilities Fund	10.03	12.25	0.00
Alger American Growth Portfolio	10.41	10.65	424.10
Alger American Leveraged AllCap Portfolio	10.70	12.43	0.00
Alger American MidCap Growth Portfolio	10.22	10.95	112.95
Alger American Small Capitalization Portfolio	10.64	12.43	0.00
Amer Century VP Balanced Fund	10.11	10.78	0.00
Amer Century VP Capital Appreciation Fund	10.92	12.46	0.00
Amer Century VP Income & Growth Fund	10.11	11.49	0.00
Amer Century VP Inflation Protection Fund	9.99	9.88	0.00
Amer Century VP International Fund	10.70	12.99	606.50
Amer Century VP Large Company Value Fund	10.20	11.89	0.00
Amer Century VP Mid Cap Value Fund	10.17	11.90	0.00
Amer Century VP Ultra Fund	10.22	9.61	0.00
Amer Century VP Value Fund	10.16	11.72	626.12
Calvert VS Social Equity Portfolio	10.05	10.76	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.85	10.25	0.00
Calvert VS Social Small Cap Growth Portfolio	10.01	9.82	0.00
Fidelity VIP Asset Manager Portfolio	10.17	10.60	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.21	10.60	0.00
Fidelity VIP Balanced Portfolio	10.40	11.29	0.00
Fidelity VIP Contrafund Portfolio	10.72	11.63	0.00
Fidelity VIP Equity-Income Portfolio	10.25	11.96	0.00
Fidelity VIP Growth & Income Portfolio	10.57	11.62	0.00
Fidelity VIP Growth Opportunities Portfolio	10.66	10.91	0.00
Fidelity VIP Growth Portfolio	10.31	10.69	0.00
Fidelity VIP High Income Portfolio	9.99	10.79	118.94
Fidelity VIP Index 500 Portfolio	10.18	11.43	582.29
Fidelity VIP Investment Grade Bond Portfolio	9.93	10.06	0.00
Fidelity VIP MidCap Portfolio	10.74	11.75	0.00
Fidelity VIP Money Market Portfolio	10.03	10.24	0.00
Fidelity VIP Overseas Portfolio	11.04	12.66	248.43
Fidelity VIP Value Strategies Portfolio	10.32	11.66	0.00
Goldman Sachs VIT Core Small Cap Fund	10.06	10.99	150.37
Goldman Sachs VIT Growth and Income Fund	10.07	12.02	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.22	11.56	0.00
Janus Aspen Series Growth and Income Portfolio	10.55	11.10	0.00
JPMorgan Bond Portfolio (Series Trust II)	9.95	10.09	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.01	11.21	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.27	11.73	0.00
Lord Abbett Series Fund International Portfolio	11.19	14.07	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.17	11.11	234.22
MFS VIT Emerging Growth Series	10.55	11.05	0.00
MFS VIT Investors Trust Series	10.30	11.30	0.00
MFS VIT New Discovery Series	10.20	11.21	0.00
MFS VIT Research Series	10.13	10.86	0.00
Neuberger Berman Fasciano Portfolio	10.13	10.38	0.00
Neuberger Berman MidCap Growth Portfolio	10.58	11.79	0.00
Neuberger Berman Regency Portfolio	10.32	11.17	0.00
PIMCO VIT High Yield Portfolio	9.98	10.59	0.00
PIMCO VIT Low Duration Portfolio	9.96	10.08	0.00
PIMCO VIT Real Return Portfolio	10.00	9.80	0.00
PIMCO VIT Total Return Portfolio	9.91	10.02	728.14
Premier VIT OpCap Small Cap Portfolio	10.28	11.14	0.00
Premier VIT PEA Renaissance Portfolio	10.23	12.36	0.00
Rydex VT Arktos Fund	9.64	9.25	0.00
Rydex VT Juno Fund	10.05	10.58	0.00
Rydex VT Nova Fund	10.17	11.81	0.00
Rydex VT OTC Fund	10.27	10.58	0.00
Rydex VT Sector Rotation Fund	10.71	11.61	0.00
Rydex VT US Government Bond Fund	9.79	9.23	0.00
Rydex VT U.S. Govt Money Market Fund	10.00	10.10	0.00
Rydex VT Ursa Fund	9.81	8.83	0.00
Van Eck Worldwide Bond Fund	9.78	10.14	0.00
Van Eck Worldwide Emerging Markets Fund	11.38	15.45	0.00
Van Eck Worldwide Hard Assets Fund	11.69	14.17	0.00
Van Eck Worldwide Real Estate Fund	11.17	14.24	0.00

Table 32 – 2.75% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider

Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.58	13.12	28.37
AIM V.I. Global Health Care Fund	10.60	10.85	0.00
AIM V.I. Technology Fund	9.24	9.93	0.00
AIM V.I. Utilities Fund	13.17	16.08	0.00
Alger American Growth Portfolio	10.06	10.30	19.69
Alger American Leveraged AllCap Portfolio	10.36	12.02	0.00
Alger American MidCap Growth Portfolio	12.10	12.97	24.11
Alger American Small Capitalization Portfolio	13.23	15.45	0.00
Amer Century VP Balanced Fund	11.31	12.07	0.00
Amer Century VP Capital Appreciation Fund	11.42	13.03	0.00
Amer Century VP Income & Growth Fund	11.09	12.60	0.00
Amer Century VP Inflation Protection Fund	9.90	9.79	0.00
Amer Century VP International Fund	12.32	14.95	53.78
Amer Century VP Large Company Value Fund	10.27	11.97	0.00
Amer Century VP Mid Cap Value Fund	10.63	12.44	0.00
Amer Century VP Ultra Fund	9.90	9.31	0.00
Amer Century VP Value Fund	12.34	14.22	32.36
Calvert VS Social Equity Portfolio	10.68	11.44	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.29	10.70	0.00
Calvert VS Social Small Cap Growth Portfolio	9.12	8.94	0.00
Fidelity VIP Asset Manager Portfolio	10.51	10.96	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.26	10.65	0.00
Fidelity VIP Balanced Portfolio	10.75	11.66	0.00
Fidelity VIP Contrafund Portfolio	14.08	15.26	0.00
Fidelity VIP Equity-Income Portfolio	11.56	13.49	0.00
Fidelity VIP Growth & Income Portfolio	10.63	11.67	0.00
Fidelity VIP Growth Opportunities Portfolio	10.88	11.12	0.00
Fidelity VIP Growth Portfolio	9.24	9.58	0.00
Fidelity VIP High Income Portfolio	13.14	14.19	9.23
Fidelity VIP Index 500 Portfolio	10.52	11.82	35.21
Fidelity VIP Investment Grade Bond Portfolio	10.90	11.04	0.00
Fidelity VIP MidCap Portfolio	16.59	18.14	0.00
Fidelity VIP Money Market Portfolio	9.59	9.78	31.13
Fidelity VIP Overseas Portfolio	14.54	16.66	0.00
Fidelity VIP Value Strategies Portfolio	11.04	12.46	0.00
Goldman Sachs VIT Core Small Cap Fund	10.50	11.47	0.00
Goldman Sachs VIT Growth and Income Fund	10.21	12.18	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.14	12.60	0.00
Janus Aspen Series Growth and Income Portfolio	14.13	14.85	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.72	10.86	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.40	13.88	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.31	12.91	0.00
Lord Abbett Series Fund International Portfolio	16.79	21.08	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.99	15.28	13.53
MFS VIT Emerging Growth Series	10.10	10.58	0.00
MFS VIT Investors Trust Series	10.52	11.54	0.00
MFS VIT New Discovery Series	9.39	10.32	0.00
MFS VIT Research Series	10.86	11.65	0.00
Neuberger Berman Fasciano Portfolio	10.12	10.37	0.00
Neuberger Berman MidCap Growth Portfolio	11.22	12.49	0.00
Neuberger Berman Regency Portfolio	11.03	11.93	0.00
PIMCO VIT High Yield Portfolio	11.63	12.34	0.00
PIMCO VIT Low Duration Portfolio	9.62	9.73	0.00
PIMCO VIT Real Return Portfolio	10.93	10.71	0.00
PIMCO VIT Total Return Portfolio	10.18	10.29	29.34
Premier VIT OpCap Small Cap Portfolio	9.40	10.19	0.00
Premier VIT PEA Renaissance Portfolio	9.91	11.96	0.00
Rydex VT Arktos Fund	5.65	5.42	0.00
Rydex VT Juno Fund	8.18	8.60	0.00
Rydex VT Nova Fund	10.51	12.20	0.00
Rydex VT OTC Fund	11.14	11.46	0.00
Rydex VT Sector Rotation Fund	12.40	13.43	0.00
Rydex VT US Government Bond Fund	10.46	9.86	0.00
Rydex VT U.S. Govt Money Market Fund	9.27	9.37	0.00
Rydex VT Ursa Fund	7.15	6.44	0.00
Van Eck Worldwide Bond Fund	12.13	12.57	0.00
Van Eck Worldwide Emerging Markets Fund	19.63	26.64	0.00
Van Eck Worldwide Hard Assets Fund	23.26	28.17	0.00
Van Eck Worldwide Real Estate Fund	20.88	26.60	0.00

Table 33 – 2.80% Asset Charge

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.69	12.10	0.00
AIM V.I. Global Health Care Fund	11.27	11.53	0.00
AIM V.I. Technology Fund	10.17	10.93	0.00
AIM V.I. Utilities Fund	11.43	13.95	0.00
Alger American Growth Portfolio	11.26	11.52	4372.98
Alger American Leveraged AllCap Portfolio	11.46	13.29	0.00
Alger American MidCap Growth Portfolio	10.97	11.75	1203.99
Alger American Small Capitalization Portfolio	11.81	13.78	0.00
Amer Century VP Balanced Fund	10.36	11.05	0.00
Amer Century VP Capital Appreciation Fund	12.32	14.05	0.00
Amer Century VP Income & Growth Fund	10.47	11.89	0.00
Amer Century VP Inflation Protection Fund	9.90	9.78	0.00
Amer Century VP International Fund	11.37	13.80	6033.02
Amer Century VP Large Company Value Fund	10.27	11.96	0.00
Amer Century VP Mid Cap Value Fund	10.63	12.43	0.00
Amer Century VP Ultra Fund	9.90	9.30	0.00
Amer Century VP Value Fund	10.51	12.10	6221.02
Calvert VS Social Equity Portfolio	10.38	11.11	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.06	10.45	0.00
Calvert VS Social Small Cap Growth Portfolio	9.12	8.94	0.00
Fidelity VIP Asset Manager Portfolio	10.25	10.68	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.27	10.66	0.00
Fidelity VIP Balanced Portfolio	10.37	11.24	0.00
Fidelity VIP Contrafund Portfolio	11.58	12.55	0.00
Fidelity VIP Equity-Income Portfolio	10.50	12.25	0.00
Fidelity VIP Growth & Income Portfolio	10.59	11.63	0.00
Fidelity VIP Growth Opportunities Portfolio	10.78	11.02	0.00
Fidelity VIP Growth Portfolio	10.46	10.84	0.00
Fidelity VIP High Income Portfolio	10.04	10.84	1270.05
Fidelity VIP Index 500 Portfolio	10.40	11.68	5968.78
Fidelity VIP Investment Grade Bond Portfolio	9.94	10.06	0.00
Fidelity VIP MidCap Portfolio	11.72	12.82	0.00
Fidelity VIP Money Market Portfolio	10.01	10.21	0.00
Fidelity VIP Overseas Portfolio	11.95	13.69	2460.85
Fidelity VIP Value Strategies Portfolio	10.50	11.84	0.00
Goldman Sachs VIT Core Small Cap Fund	10.49	11.46	1603.21
Goldman Sachs VIT Growth and Income Fund	10.20	12.17	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.13	12.58	0.00
Janus Aspen Series Growth and Income Portfolio	11.33	11.91	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.04	10.16	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.40	11.63	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.30	11.74	0.00
Lord Abbett Series Fund International Portfolio	12.80	16.07	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.91	11.90	2367.14
MFS VIT Emerging Growth Series	11.01	11.53	0.00
MFS VIT Investors Trust Series	10.71	11.74	0.00
MFS VIT New Discovery Series	10.57	11.61	0.00
MFS VIT Research Series	10.83	11.61	0.00
Neuberger Berman Fasciano Portfolio	10.12	10.36	0.00
Neuberger Berman MidCap Growth Portfolio	11.21	12.48	0.00
Neuberger Berman Regency Portfolio	11.02	11.91	0.00
PIMCO VIT High Yield Portfolio	10.19	10.81	0.00
PIMCO VIT Low Duration Portfolio	9.82	9.93	0.00
PIMCO VIT Real Return Portfolio	10.02	9.82	0.00
PIMCO VIT Total Return Portfolio	9.99	10.09	7944.29
Premier VIT OpCap Small Cap Portfolio	9.40	10.18	0.00
Premier VIT PEA Renaissance Portfolio	9.91	11.95	0.00
Rydex VT Arktos Fund	9.57	9.18	0.00
Rydex VT Juno Fund	9.07	9.54	0.00
Rydex VT Nova Fund	10.48	12.15	0.00
Rydex VT OTC Fund	10.08	10.37	0.00
Rydex VT Sector Rotation Fund	11.35	12.30	0.00
Rydex VT US Government Bond Fund	10.46	9.85	0.00
Rydex VT U.S. Govt Money Market Fund	9.90	10.00	0.00
Rydex VT Ursa Fund	9.39	8.44	0.00
Van Eck Worldwide Bond Fund	9.52	9.86	0.00
Van Eck Worldwide Emerging Markets Fund	13.51	18.33	0.00
Van Eck Worldwide Hard Assets Fund	14.35	17.37	0.00
Van Eck Worldwide Real Estate Fund	12.40	15.79	0.00

Table 34 – 2.85% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.54	13.06	0.00
AIM V.I. Global Health Care Fund	10.56	10.80	0.00
AIM V.I. Technology Fund	9.20	9.88	0.00
AIM V.I. Utilities Fund	13.12	16.00	0.00
Alger American Growth Portfolio	10.02	10.25	0.00
Alger American Leveraged AllCap Portfolio	10.32	11.96	0.00
Alger American MidCap Growth Portfolio	12.06	12.91	0.00
Alger American Small Capitalization Portfolio	13.18	15.38	0.00
Amer Century VP Balanced Fund	11.27	12.01	0.00
Amer Century VP Capital Appreciation Fund	11.38	12.96	0.00
Amer Century VP Income & Growth Fund	11.04	12.54	0.00
Amer Century VP Inflation Protection Fund	9.89	9.77	0.00
Amer Century VP International Fund	12.27	14.88	0.00
Amer Century VP Large Company Value Fund	10.26	11.95	0.00
Amer Century VP Mid Cap Value Fund	10.62	12.41	0.00
Amer Century VP Ultra Fund	9.89	9.29	0.00
Amer Century VP Value Fund	12.29	14.15	0.00
Calvert VS Social Equity Portfolio	10.64	11.39	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.25	10.65	0.00
Calvert VS Social Small Cap Growth Portfolio	9.09	8.90	0.00
Fidelity VIP Asset Manager Portfolio	10.47	10.91	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.22	10.60	0.00
Fidelity VIP Balanced Portfolio	10.71	11.60	0.00
Fidelity VIP Contrafund Portfolio	14.02	15.19	0.00
Fidelity VIP Equity-Income Portfolio	11.52	13.43	0.00
Fidelity VIP Growth & Income Portfolio	10.58	11.61	0.00
Fidelity VIP Growth Opportunities Portfolio	10.83	11.07	0.00
Fidelity VIP Growth Portfolio	9.21	9.54	0.00
Fidelity VIP High Income Portfolio	13.09	14.12	0.00
Fidelity VIP Index 500 Portfolio	10.48	11.76	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.85	10.99	0.00
Fidelity VIP MidCap Portfolio	16.52	18.05	0.00
Fidelity VIP Money Market Portfolio	9.55	9.74	0.00
Fidelity VIP Overseas Portfolio	14.49	16.58	0.00
Fidelity VIP Value Strategies Portfolio	11.02	12.43	0.00
Goldman Sachs VIT Core Small Cap Fund	10.49	11.44	0.00
Goldman Sachs VIT Growth and Income Fund	10.20	12.16	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.13	12.57	0.00
Janus Aspen Series Growth and Income Portfolio	14.09	14.80	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.68	10.81	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.36	13.81	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.27	12.85	0.00
Lord Abbett Series Fund International Portfolio	16.72	20.98	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.94	15.21	0.00
MFS VIT Emerging Growth Series	10.06	10.52	0.00
MFS VIT Investors Trust Series	10.48	11.48	0.00
MFS VIT New Discovery Series	9.36	10.27	0.00
MFS VIT Research Series	10.82	11.59	0.00
Neuberger Berman Fasciano Portfolio	10.11	10.35	0.00
Neuberger Berman MidCap Growth Portfolio	11.20	12.47	0.00
Neuberger Berman Regency Portfolio	11.02	11.90	0.00
PIMCO VIT High Yield Portfolio	11.60	12.29	0.00
PIMCO VIT Low Duration Portfolio	9.59	9.69	0.00
PIMCO VIT Real Return Portfolio	10.90	10.67	0.00
PIMCO VIT Total Return Portfolio	10.15	10.25	0.00
Premier VIT OpCap Small Cap Portfolio	9.39	10.17	0.00
Premier VIT PEA Renaissance Portfolio	9.90	11.94	0.00
Rydex VT Arktos Fund	5.63	5.39	0.00
Rydex VT Juno Fund	8.16	8.58	0.00
Rydex VT Nova Fund	10.47	12.14	0.00
Rydex VT OTC Fund	11.10	11.41	0.00
Rydex VT Sector Rotation Fund	12.38	13.40	0.00
Rydex VT US Government Bond Fund	10.45	9.84	0.00
Rydex VT U.S. Govt Money Market Fund	9.24	9.32	0.00
Rydex VT Ursa Fund	7.13	6.41	0.00
Van Eck Worldwide Bond Fund	12.09	12.52	0.00
Van Eck Worldwide Emerging Markets Fund	19.56	26.52	0.00
Van Eck Worldwide Hard Assets Fund	23.17	28.03	0.00
Van Eck Worldwide Real Estate Fund	20.82	26.49	0.00

Table 35 – 2.90% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.68	12.08	0.00
AIM V.I. Global Health Care Fund	10.19	10.42	0.00
AIM V.I. Technology Fund	10.48	11.24	0.00
AIM V.I. Utilities Fund	10.02	12.22	0.00
Alger American Growth Portfolio	10.40	10.62	0.00
Alger American Leveraged AllCap Portfolio	10.70	12.39	0.00
Alger American MidCap Growth Portfolio	10.21	10.92	0.00
Alger American Small Capitalization Portfolio	10.63	12.40	0.00
Amer Century VP Balanced Fund	10.10	10.76	0.00
Amer Century VP Capital Appreciation Fund	10.91	12.43	0.00
Amer Century VP Income & Growth Fund	10.10	11.46	0.00
Amer Century VP Inflation Protection Fund	9.98	9.85	0.00
Amer Century VP International Fund	10.69	12.96	0.00
Amer Century VP Large Company Value Fund	10.19	11.86	0.00
Amer Century VP Mid Cap Value Fund	10.16	11.87	0.00
Amer Century VP Ultra Fund	10.21	9.59	0.00
Amer Century VP Value Fund	10.16	11.69	0.00
Calvert VS Social Equity Portfolio	10.04	10.73	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.85	10.22	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	9.79	0.00
Fidelity VIP Asset Manager Portfolio	10.16	10.57	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.20	10.58	0.00
Fidelity VIP Balanced Portfolio	10.40	11.26	0.00
Fidelity VIP Contrafund Portfolio	10.71	11.59	0.00
Fidelity VIP Equity-Income Portfolio	10.24	11.93	0.00
Fidelity VIP Growth & Income Portfolio	10.57	11.58	0.00
Fidelity VIP Growth Opportunities Portfolio	10.65	10.88	0.00
Fidelity VIP Growth Portfolio	10.30	10.66	0.00
Fidelity VIP High Income Portfolio	9.98	10.77	0.00
Fidelity VIP Index 500 Portfolio	10.17	11.40	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.92	10.04	0.00
Fidelity VIP MidCap Portfolio	10.73	11.72	0.00
Fidelity VIP Money Market Portfolio	10.03	10.22	0.00
Fidelity VIP Overseas Portfolio	11.04	12.63	0.00
Fidelity VIP Value Strategies Portfolio	10.32	11.63	0.00
Goldman Sachs VIT Core Small Cap Fund	10.05	10.96	0.00
Goldman Sachs VIT Growth and Income Fund	10.06	11.99	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.21	11.53	0.00
Janus Aspen Series Growth and Income Portfolio	10.55	11.07	0.00
JPMorgan Bond Portfolio (Series Trust II)	9.95	10.06	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	11.18	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.26	11.69	0.00
Lord Abbett Series Fund International Portfolio	11.19	14.03	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.16	11.08	0.00
MFS VIT Emerging Growth Series	10.54	11.02	0.00
MFS VIT Investors Trust Series	10.29	11.27	0.00
MFS VIT New Discovery Series	10.19	11.18	0.00
MFS VIT Research Series	10.12	10.83	0.00
Neuberger Berman Fasciano Portfolio	10.13	10.35	0.00
Neuberger Berman MidCap Growth Portfolio	10.58	11.76	0.00
Neuberger Berman Regency Portfolio	10.31	11.14	0.00
PIMCO VIT High Yield Portfolio	9.97	10.56	0.00
PIMCO VIT Low Duration Portfolio	9.95	10.05	0.00
PIMCO VIT Real Return Portfolio	9.99	9.77	0.00
PIMCO VIT Total Return Portfolio	9.91	9.99	0.00
Premier VIT OpCap Small Cap Portfolio	10.27	11.11	0.00
Premier VIT PEA Renaissance Portfolio	10.23	12.33	0.00
Rydex VT Arktos Fund	9.63	9.23	0.00
Rydex VT Juno Fund	10.04	10.55	0.00
Rydex VT Nova Fund	10.17	11.78	0.00
Rydex VT OTC Fund	10.26	10.55	0.00
Rydex VT Sector Rotation Fund	10.70	11.58	0.00
Rydex VT US Government Bond Fund	9.79	9.21	0.00
Rydex VT U.S. Govt Money Market Fund	9.99	10.08	0.00
Rydex VT Ursa Fund	9.80	8.81	0.00
Van Eck Worldwide Bond Fund	9.78	10.11	0.00
Van Eck Worldwide Emerging Markets Fund	11.37	15.41	0.00
Van Eck Worldwide Hard Assets Fund	11.68	14.13	0.00
Van Eck Worldwide Real Estate Fund	11.17	14.20	0.00

Table 36 – 2.95% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.68	12.07	0.00
AIM V.I. Global Health Care Fund	10.19	10.41	0.00
AIM V.I. Technology Fund	10.47	11.24	0.00
AIM V.I. Utilities Fund	10.02	12.21	0.00
Alger American Growth Portfolio	10.40	10.62	0.00
Alger American Leveraged AllCap Portfolio	10.70	12.39	0.00
Alger American MidCap Growth Portfolio	10.21	10.92	0.00
Alger American Small Capitalization Portfolio	10.63	12.39	0.00
Amer Century VP Balanced Fund	10.10	10.75	0.00
Amer Century VP Capital Appreciation Fund	10.91	12.42	0.00
Amer Century VP Income & Growth Fund	10.10	11.45	0.00
Amer Century VP Inflation Protection Fund	9.98	9.85	0.00
Amer Century VP International Fund	10.69	12.95	0.00
Amer Century VP Large Company Value Fund	10.19	11.85	0.00
Amer Century VP Mid Cap Value Fund	10.16	11.86	0.00
Amer Century VP Ultra Fund	10.21	9.58	0.00
Amer Century VP Value Fund	10.16	11.68	0.00
Calvert VS Social Equity Portfolio	10.04	10.73	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.84	10.22	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	9.79	0.00
Fidelity VIP Asset Manager Portfolio	10.16	10.57	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.20	10.57	0.00
Fidelity VIP Balanced Portfolio	10.39	11.25	0.00
Fidelity VIP Contrafund Portfolio	10.71	11.59	0.00
Fidelity VIP Equity-Income Portfolio	10.24	11.92	0.00
Fidelity VIP Growth & Income Portfolio	10.56	11.58	0.00
Fidelity VIP Growth Opportunities Portfolio	10.65	10.87	0.00
Fidelity VIP Growth Portfolio	10.30	10.66	0.00
Fidelity VIP High Income Portfolio	9.98	10.76	0.00
Fidelity VIP Index 500 Portfolio	10.17	11.40	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.92	10.03	0.00
Fidelity VIP MidCap Portfolio	10.73	11.71	0.00
Fidelity VIP Money Market Portfolio	10.03	10.21	0.00
Fidelity VIP Overseas Portfolio	11.03	12.62	0.00
Fidelity VIP Value Strategies Portfolio	10.31	11.62	0.00
Goldman Sachs VIT Core Small Cap Fund	10.05	10.96	0.00
Goldman Sachs VIT Growth and Income Fund	10.06	11.98	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.21	11.52	0.00
Janus Aspen Series Growth and Income Portfolio	10.55	11.07	0.00
JPMorgan Bond Portfolio (Series Trust II)	9.95	10.06	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	11.17	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.26	11.69	0.00
Lord Abbett Series Fund International Portfolio	11.18	14.02	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.16	11.07	0.00
MFS VIT Emerging Growth Series	10.54	11.02	0.00
MFS VIT Investors Trust Series	10.29	11.26	0.00
MFS VIT New Discovery Series	10.19	11.18	0.00
MFS VIT Research Series	10.12	10.83	0.00
Neuberger Berman Fasciano Portfolio	10.12	10.35	0.00
Neuberger Berman MidCap Growth Portfolio	10.57	11.75	0.00
Neuberger Berman Regency Portfolio	10.31	11.13	0.00
PIMCO VIT High Yield Portfolio	9.97	10.56	0.00
PIMCO VIT Low Duration Portfolio	9.95	10.04	0.00
PIMCO VIT Real Return Portfolio	9.99	9.77	0.00
PIMCO VIT Total Return Portfolio	9.91	9.99	0.00
Premier VIT OpCap Small Cap Portfolio	10.27	11.10	0.00
Premier VIT PEA Renaissance Portfolio	10.23	12.32	0.00
Rydex VT Arktos Fund	9.63	9.22	0.00
Rydex VT Juno Fund	10.04	10.54	0.00
Rydex VT Nova Fund	10.16	11.77	0.00
Rydex VT OTC Fund	10.26	10.54	0.00
Rydex VT Sector Rotation Fund	10.70	11.57	0.00
Rydex VT US Government Bond Fund	9.78	9.20	0.00
Rydex VT U.S. Govt Money Market Fund	9.99	10.07	0.00
Rydex VT Ursa Fund	9.80	8.80	0.00
Van Eck Worldwide Bond Fund	9.77	10.11	0.00
Van Eck Worldwide Emerging Markets Fund	11.37	15.40	0.00
Van Eck Worldwide Hard Assets Fund	11.68	14.12	0.00
Van Eck Worldwide Real Estate Fund	11.16	14.19	0.00

Table 37 – 3.00% Asset Charge

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.47	12.96	0.00
AIM V.I. Global Health Care Fund	10.49	10.72	0.00
AIM V.I. Technology Fund	9.15	9.81	0.00
AIM V.I. Utilities Fund	13.05	15.89	0.00
Alger American Growth Portfolio	9.97	10.17	0.00
Alger American Leveraged AllCap Portfolio	10.26	11.87	0.00
Alger American MidCap Growth Portfolio	11.98	12.81	0.00
Alger American Small Capitalization Portfolio	13.10	15.26	0.00
Amer Century VP Balanced Fund	11.20	11.92	0.00
Amer Century VP Capital Appreciation Fund	11.31	12.87	0.00
Amer Century VP Income & Growth Fund	10.98	12.45	0.00
Amer Century VP Inflation Protection Fund	9.88	9.74	0.00
Amer Century VP International Fund	12.20	14.77	0.00
Amer Century VP Large Company Value Fund	10.25	11.91	0.00
Amer Century VP Mid Cap Value Fund	10.61	12.38	0.00
Amer Century VP Ultra Fund	9.88	9.26	0.00
Amer Century VP Value Fund	12.22	14.05	0.00
Calvert VS Social Equity Portfolio	10.59	11.31	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.19	10.57	0.00
Calvert VS Social Small Cap Growth Portfolio	9.04	8.84	0.00
Fidelity VIP Asset Manager Portfolio	10.41	10.83	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.16	10.52	0.00
Fidelity VIP Balanced Portfolio	10.64	11.52	0.00
Fidelity VIP Contrafund Portfolio	13.94	15.08	0.00
Fidelity VIP Equity-Income Portfolio	11.45	13.33	0.00
Fidelity VIP Growth & Income Portfolio	10.52	11.53	0.00
Fidelity VIP Growth Opportunities Portfolio	10.77	10.99	0.00
Fidelity VIP Growth Portfolio	9.15	9.47	0.00
Fidelity VIP High Income Portfolio	13.01	14.02	0.00
Fidelity VIP Index 500 Portfolio	10.42	11.68	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.79	10.90	0.00
Fidelity VIP MidCap Portfolio	16.43	17.92	0.00
Fidelity VIP Money Market Portfolio	9.49	9.66	0.00
Fidelity VIP Overseas Portfolio	14.40	16.46	0.00
Fidelity VIP Value Strategies Portfolio	10.99	12.38	0.00
Goldman Sachs VIT Core Small Cap Fund	10.47	11.41	0.00
Goldman Sachs VIT Growth and Income Fund	10.18	12.12	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.11	12.53	0.00
Janus Aspen Series Growth and Income Portfolio	14.03	14.71	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.62	10.74	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.29	13.72	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.20	12.75	0.00
Lord Abbett Series Fund International Portfolio	16.62	20.83	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.86	15.09	0.00
MFS VIT Emerging Growth Series	10.00	10.45	0.00
MFS VIT Investors Trust Series	10.42	11.40	0.00
MFS VIT New Discovery Series	9.30	10.19	0.00
MFS VIT Research Series	10.76	11.50	0.00
Neuberger Berman Fasciano Portfolio	10.10	10.32	0.00
Neuberger Berman MidCap Growth Portfolio	11.19	12.43	0.00
Neuberger Berman Regency Portfolio	11.00	11.87	0.00
PIMCO VIT High Yield Portfolio	11.55	12.23	0.00
PIMCO VIT Low Duration Portfolio	9.55	9.64	0.00
PIMCO VIT Real Return Portfolio	10.86	10.61	0.00
PIMCO VIT Total Return Portfolio	10.11	10.19	0.00
Premier VIT OpCap Small Cap Portfolio	9.38	10.14	0.00
Premier VIT PEA Renaissance Portfolio	9.89	11.90	0.00
Rydex VT Arktos Fund	5.60	5.36	0.00
Rydex VT Juno Fund	8.14	8.54	0.00
Rydex VT Nova Fund	10.42	12.06	0.00
Rydex VT OTC Fund	11.04	11.33	0.00
Rydex VT Sector Rotation Fund	12.35	13.35	0.00
Rydex VT US Government Bond Fund	10.44	9.81	0.00
Rydex VT U.S. Govt Money Market Fund	9.19	9.26	0.00
Rydex VT Ursa Fund	7.09	6.36	0.00
Van Eck Worldwide Bond Fund	12.04	12.44	0.00
Van Eck Worldwide Emerging Markets Fund	19.45	26.33	0.00
Van Eck Worldwide Hard Assets Fund	23.03	27.83	0.00
Van Eck Worldwide Real Estate Fund	20.72	26.33	0.00

Table 38 – 3.05% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate-Aggressive Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.67	12.06	0.00
AIM V.I. Global Health Care Fund	10.19	10.40	0.00
AIM V.I. Technology Fund	10.47	11.22	0.00
AIM V.I. Utilities Fund	10.02	12.19	0.00
Alger American Growth Portfolio	10.40	10.60	0.00
Alger American Leveraged AllCap Portfolio	10.69	12.37	0.00
Alger American MidCap Growth Portfolio	10.20	10.90	0.00
Alger American Small Capitalization Portfolio	10.63	12.37	0.00
Amer Century VP Balanced Fund	10.09	10.73	0.00
Amer Century VP Capital Appreciation Fund	10.91	12.40	0.00
Amer Century VP Income & Growth Fund	10.09	11.44	0.00
Amer Century VP Inflation Protection Fund	9.98	9.83	0.00
Amer Century VP International Fund	10.68	12.93	0.00
Amer Century VP Large Company Value Fund	10.19	11.84	0.00
Amer Century VP Mid Cap Value Fund	10.16	11.84	0.00
Amer Century VP Ultra Fund	10.21	9.57	0.00
Amer Century VP Value Fund	10.15	11.67	0.00
Calvert VS Social Equity Portfolio	10.03	10.71	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.84	10.20	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	9.77	0.00
Fidelity VIP Asset Manager Portfolio	10.15	10.55	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.19	10.55	0.00
Fidelity VIP Balanced Portfolio	10.39	11.24	0.00
Fidelity VIP Contrafund Portfolio	10.70	11.57	0.00
Fidelity VIP Equity-Income Portfolio	10.23	11.91	0.00
Fidelity VIP Growth & Income Portfolio	10.56	11.56	0.00
Fidelity VIP Growth Opportunities Portfolio	10.65	10.86	0.00
Fidelity VIP Growth Portfolio	10.29	10.64	0.00
Fidelity VIP High Income Portfolio	9.98	10.74	0.00
Fidelity VIP Index 500 Portfolio	10.16	11.38	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.92	10.02	0.00
Fidelity VIP MidCap Portfolio	10.72	11.69	0.00
Fidelity VIP Money Market Portfolio	10.02	10.20	0.00
Fidelity VIP Overseas Portfolio	11.03	12.60	0.00
Fidelity VIP Value Strategies Portfolio	10.31	11.60	0.00
Goldman Sachs VIT Core Small Cap Fund	10.05	10.94	0.00
Goldman Sachs VIT Growth and Income Fund	10.06	11.97	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.21	11.51	0.00
Janus Aspen Series Growth and Income Portfolio	10.54	11.05	0.00
JPMorgan Bond Portfolio (Series Trust II)	9.94	10.04	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	11.15	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.26	11.67	0.00
Lord Abbett Series Fund International Portfolio	11.18	14.00	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.15	11.05	0.00
MFS VIT Emerging Growth Series	10.54	11.00	0.00
MFS VIT Investors Trust Series	10.29	11.25	0.00
MFS VIT New Discovery Series	10.19	11.16	0.00
MFS VIT Research Series	10.11	10.81	0.00
Neuberger Berman Fasciano Portfolio	10.12	10.33	0.00
Neuberger Berman MidCap Growth Portfolio	10.57	11.74	0.00
Neuberger Berman Regency Portfolio	10.31	11.11	0.00
PIMCO VIT High Yield Portfolio	9.96	10.54	0.00
PIMCO VIT Low Duration Portfolio	9.94	10.03	0.00
PIMCO VIT Real Return Portfolio	9.98	9.75	0.00
PIMCO VIT Total Return Portfolio	9.90	9.97	0.00
Premier VIT OpCap Small Cap Portfolio	10.26	11.09	0.00
Premier VIT PEA Renaissance Portfolio	10.22	12.30	0.00
Rydex VT Arktos Fund	9.63	9.21	0.00
Rydex VT Juno Fund	10.04	10.53	0.00
Rydex VT Nova Fund	10.16	11.76	0.00
Rydex VT OTC Fund	10.26	10.53	0.00
Rydex VT Sector Rotation Fund	10.69	11.55	0.00
Rydex VT US Government Bond Fund	9.78	9.19	0.00
Rydex VT U.S. Govt Money Market Fund	9.99	10.06	0.00
Rydex VT Ursa Fund	9.80	8.79	0.00
Van Eck Worldwide Bond Fund	9.77	10.09	0.00
Van Eck Worldwide Emerging Markets Fund	11.36	15.38	0.00
Van Eck Worldwide Hard Assets Fund	11.68	14.10	0.00
Van Eck Worldwide Real Estate Fund	11.16	14.17	0.00

Table 39 – 3.10% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.43	12.90	0.00
AIM V.I. Global Health Care Fund	10.45	10.67	0.00
AIM V.I. Technology Fund	9.12	9.77	0.00
AIM V.I. Utilities Fund	13.00	15.82	0.00
Alger American Growth Portfolio	9.93	10.12	0.00
Alger American Leveraged AllCap Portfolio	10.22	11.81	0.00
Alger American MidCap Growth Portfolio	11.94	12.75	0.00
Alger American Small Capitalization Portfolio	13.05	15.19	0.00
Amer Century VP Balanced Fund	11.16	11.86	0.00
Amer Century VP Capital Appreciation Fund	11.27	12.81	0.00
Amer Century VP Income & Growth Fund	10.94	12.39	0.00
Amer Century VP Inflation Protection Fund	9.87	9.72	0.00
Amer Century VP International Fund	12.15	14.70	0.00
Amer Century VP Large Company Value Fund	10.24	11.89	0.00
Amer Century VP Mid Cap Value Fund	10.60	12.35	0.00
Amer Century VP Ultra Fund	9.87	9.24	0.00
Amer Century VP Value Fund	12.17	13.98	0.00
Calvert VS Social Equity Portfolio	10.55	11.25	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.16	10.52	0.00
Calvert VS Social Small Cap Growth Portfolio	9.00	8.80	0.00
Fidelity VIP Asset Manager Portfolio	10.37	10.77	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.12	10.47	0.00
Fidelity VIP Balanced Portfolio	10.60	11.46	0.00
Fidelity VIP Contrafund Portfolio	13.89	15.00	0.00
Fidelity VIP Equity-Income Portfolio	11.41	13.26	0.00
Fidelity VIP Growth & Income Portfolio	10.48	11.47	0.00
Fidelity VIP Growth Opportunities Portfolio	10.73	10.93	0.00
Fidelity VIP Growth Portfolio	9.12	9.42	0.00
Fidelity VIP High Income Portfolio	12.96	13.95	0.00
Fidelity VIP Index 500 Portfolio	10.38	11.62	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.75	10.85	0.00
Fidelity VIP MidCap Portfolio	16.36	17.83	0.00
Fidelity VIP Money Market Portfolio	9.46	9.62	0.00
Fidelity VIP Overseas Portfolio	14.34	16.38	0.00
Fidelity VIP Value Strategies Portfolio	10.98	12.35	0.00
Goldman Sachs VIT Core Small Cap Fund	10.46	11.39	0.00
Goldman Sachs VIT Growth and Income Fund	10.17	12.10	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.10	12.51	0.00
Janus Aspen Series Growth and Income Portfolio	13.99	14.66	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.58	10.69	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.24	13.65	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.16	12.69	0.00
Lord Abbett Series Fund International Portfolio	16.56	20.72	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.80	15.02	0.00
MFS VIT Emerging Growth Series	9.96	10.40	0.00
MFS VIT Investors Trust Series	10.38	11.34	0.00
MFS VIT New Discovery Series	9.27	10.15	0.00
MFS VIT Research Series	10.71	11.45	0.00
Neuberger Berman Fasciano Portfolio	10.09	10.30	0.00
Neuberger Berman MidCap Growth Portfolio	11.18	12.40	0.00
Neuberger Berman Regency Portfolio	10.99	11.84	0.00
PIMCO VIT High Yield Portfolio	11.52	12.18	0.00
PIMCO VIT Low Duration Portfolio	9.53	9.61	0.00
PIMCO VIT Real Return Portfolio	10.83	10.57	0.00
PIMCO VIT Total Return Portfolio	10.09	10.16	0.00
Premier VIT OpCap Small Cap Portfolio	9.37	10.12	0.00
Premier VIT PEA Renaissance Portfolio	9.88	11.88	0.00
Rydex VT Arktos Fund	5.58	5.33	0.00
Rydex VT Juno Fund	8.13	8.52	0.00
Rydex VT Nova Fund	10.38	12.00	0.00
Rydex VT OTC Fund	11.00	11.28	0.00
Rydex VT Sector Rotation Fund	12.32	13.31	0.00
Rydex VT US Government Bond Fund	10.43	9.79	0.00
Rydex VT U.S. Govt Money Market Fund	9.15	9.21	0.00
Rydex VT Ursa Fund	7.06	6.33	0.00
Van Eck Worldwide Bond Fund	12.00	12.39	0.00
Van Eck Worldwide Emerging Markets Fund	19.38	26.21	0.00
Van Eck Worldwide Hard Assets Fund	22.94	27.69	0.00
Van Eck Worldwide Real Estate Fund	20.65	26.22	0.00

Table 40 – 3.15% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.67	12.04	0.00
AIM V.I. Global Health Care Fund	10.18	10.38	0.00
AIM V.I. Technology Fund	10.47	11.21	0.00
AIM V.I. Utilities Fund	10.01	12.17	0.00
Alger American Growth Portfolio	10.39	10.59	0.00
Alger American Leveraged AllCap Portfolio	10.69	12.35	0.00
Alger American MidCap Growth Portfolio	10.20	10.89	0.00
Alger American Small Capitalization Portfolio	10.62	12.36	0.00
Amer Century VP Balanced Fund	10.09	10.72	0.00
Amer Century VP Capital Appreciation Fund	10.90	12.39	0.00
Amer Century VP Income & Growth Fund	10.09	11.42	0.00
Amer Century VP Inflation Protection Fund	9.98	9.82	0.00
Amer Century VP International Fund	10.68	12.91	0.00
Amer Century VP Large Company Value Fund	10.18	11.82	0.00
Amer Century VP Mid Cap Value Fund	10.15	11.83	0.00
Amer Century VP Ultra Fund	10.20	9.55	0.00
Amer Century VP Value Fund	10.15	11.65	0.00
Calvert VS Social Equity Portfolio	10.03	10.70	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.84	10.19	0.00
Calvert VS Social Small Cap Growth Portfolio	9.99	9.76	0.00
Fidelity VIP Asset Manager Portfolio	10.15	10.54	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.19	10.54	0.00
Fidelity VIP Balanced Portfolio	10.39	11.22	0.00
Fidelity VIP Contrafund Portfolio	10.70	11.56	0.00
Fidelity VIP Equity-Income Portfolio	10.23	11.89	0.00
Fidelity VIP Growth & Income Portfolio	10.56	11.55	0.00
Fidelity VIP Growth Opportunities Portfolio	10.64	10.84	0.00
Fidelity VIP Growth Portfolio	10.29	10.63	0.00
Fidelity VIP High Income Portfolio	9.97	10.73	0.00
Fidelity VIP Index 500 Portfolio	10.16	11.37	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.91	10.00	0.00
Fidelity VIP MidCap Portfolio	10.72	11.68	0.00
Fidelity VIP Money Market Portfolio	10.02	10.18	0.00
Fidelity VIP Overseas Portfolio	11.03	12.59	0.00
Fidelity VIP Value Strategies Portfolio	10.31	11.59	0.00
Goldman Sachs VIT Core Small Cap Fund	10.04	10.93	0.00
Goldman Sachs VIT Growth and Income Fund	10.05	11.95	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.20	11.49	0.00
Janus Aspen Series Growth and Income Portfolio	10.54	11.04	0.00
JPMorgan Bond Portfolio (Series Trust II)	9.94	10.03	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	11.14	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.25	11.65	0.00
Lord Abbett Series Fund International Portfolio	11.18	13.98	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.15	11.04	0.00
MFS VIT Emerging Growth Series	10.53	10.99	0.00
MFS VIT Investors Trust Series	10.29	11.23	0.00
MFS VIT New Discovery Series	10.19	11.15	0.00
MFS VIT Research Series	10.11	10.80	0.00
Neuberger Berman Fasciano Portfolio	10.12	10.32	0.00
Neuberger Berman MidCap Growth Portfolio	10.57	11.72	0.00
Neuberger Berman Regency Portfolio	10.30	11.10	0.00
PIMCO VIT High Yield Portfolio	9.96	10.53	0.00
PIMCO VIT Low Duration Portfolio	9.94	10.02	0.00
PIMCO VIT Real Return Portfolio	9.98	9.74	0.00
PIMCO VIT Total Return Portfolio	9.90	9.96	0.00
Premier VIT OpCap Small Cap Portfolio	10.26	11.07	0.00
Premier VIT PEA Renaissance Portfolio	10.22	12.29	0.00
Rydex VT Arktos Fund	9.62	9.20	0.00
Rydex VT Juno Fund	10.03	10.51	0.00
Rydex VT Nova Fund	10.16	11.74	0.00
Rydex VT OTC Fund	10.25	10.51	0.00
Rydex VT Sector Rotation Fund	10.69	11.54	0.00
Rydex VT US Government Bond Fund	9.78	9.18	0.00
Rydex VT U.S. Govt Money Market Fund	9.98	10.04	0.00
Rydex VT Ursa Fund	9.79	8.78	0.00
Van Eck Worldwide Bond Fund	9.77	10.08	0.00
Van Eck Worldwide Emerging Markets Fund	11.36	15.36	0.00
Van Eck Worldwide Hard Assets Fund	11.67	14.08	0.00
Van Eck Worldwide Real Estate Fund	11.16	14.15	0.00

Table 41 – 3.25% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation Model

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model

Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.36	12.81	0.00
AIM V.I. Global Health Care Fund	10.39	10.59	0.00
AIM V.I. Technology Fund	9.07	9.70	0.00
AIM V.I. Utilities Fund	12.93	15.70	0.00
Alger American Growth Portfolio	9.87	10.05	3507.76
Alger American Leveraged AllCap Portfolio	10.16	11.73	0.00
Alger American MidCap Growth Portfolio	11.87	12.65	1426.19
Alger American Small Capitalization Portfolio	12.98	15.08	0.00
Amer Century VP Balanced Fund	11.09	11.77	0.00
Amer Century VP Capital Appreciation Fund	11.20	12.71	0.00
Amer Century VP Income & Growth Fund	10.87	12.30	0.00
Amer Century VP Inflation Protection Fund	9.85	9.69	0.00
Amer Century VP International Fund	12.08	14.59	3535.33
Amer Century VP Large Company Value Fund	10.22	11.85	0.00
Amer Century VP Mid Cap Value Fund	10.58	12.32	0.00
Amer Century VP Ultra Fund	9.85	9.21	0.00
Amer Century VP Value Fund	12.10	13.88	3596.64
Calvert VS Social Equity Portfolio	10.49	11.18	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.10	10.45	0.00
Calvert VS Social Small Cap Growth Portfolio	8.96	8.74	0.00
Fidelity VIP Asset Manager Portfolio	10.31	10.69	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.06	10.39	0.00
Fidelity VIP Balanced Portfolio	10.54	11.38	0.00
Fidelity VIP Contrafund Portfolio	13.81	14.89	0.00
Fidelity VIP Equity-Income Portfolio	11.34	13.17	0.00
Fidelity VIP Growth & Income Portfolio	10.42	11.38	0.00
Fidelity VIP Growth Opportunities Portfolio	10.66	10.85	0.00
Fidelity VIP Growth Portfolio	9.06	9.35	0.00
Fidelity VIP High Income Portfolio	12.88	13.85	0.00
Fidelity VIP Index 500 Portfolio	10.32	11.53	4536.24
Fidelity VIP Investment Grade Bond Portfolio	10.68	10.77	0.00
Fidelity VIP MidCap Portfolio	16.27	17.70	0.00
Fidelity VIP Money Market Portfolio	9.40	9.55	0.00
Fidelity VIP Overseas Portfolio	14.26	16.26	2561.62
Fidelity VIP Value Strategies Portfolio	10.95	12.30	0.00
Goldman Sachs VIT Core Small Cap Fund	10.45	11.35	771.12
Goldman Sachs VIT Growth and Income Fund	10.16	12.06	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.09	12.47	0.00
Janus Aspen Series Growth and Income Portfolio	13.93	14.57	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.53	10.61	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.18	13.56	644.83
Lord Abbett Series Fund Growth & Income Portfolio	11.09	12.60	0.00
Lord Abbett Series Fund International Portfolio	16.46	20.57	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.72	14.91	1387.28
MFS VIT Emerging Growth Series	9.91	10.32	0.00
MFS VIT Investors Trust Series	10.32	11.26	0.00
MFS VIT New Discovery Series	9.21	10.07	0.00
MFS VIT Research Series	10.65	11.36	0.00
Neuberger Berman Fasciano Portfolio	10.07	10.26	0.00
Neuberger Berman MidCap Growth Portfolio	11.16	12.37	0.00
Neuberger Berman Regency Portfolio	10.97	11.81	0.00
PIMCO VIT High Yield Portfolio	11.47	12.12	0.00
PIMCO VIT Low Duration Portfolio	9.49	9.55	0.00
PIMCO VIT Real Return Portfolio	10.78	10.51	0.00
PIMCO VIT Total Return Portfolio	10.05	10.10	802.74
Premier VIT OpCap Small Cap Portfolio	9.36	10.09	0.00
Premier VIT PEA Renaissance Portfolio	9.86	11.85	0.00
Rydex VT Arktos Fund	5.55	5.29	0.00
Rydex VT Juno Fund	8.11	8.49	0.00
Rydex VT Nova Fund	10.32	11.92	0.00
Rydex VT OTC Fund	10.94	11.20	0.00
Rydex VT Sector Rotation Fund	12.29	13.26	0.00
Rydex VT US Government Bond Fund	10.41	9.76	0.00
Rydex VT U.S. Govt Money Market Fund	9.10	9.15	0.00
Rydex VT Ursa Fund	7.02	6.29	0.00
Van Eck Worldwide Bond Fund	11.94	12.31	0.00
Van Eck Worldwide Emerging Markets Fund	19.27	26.03	0.00
Van Eck Worldwide Hard Assets Fund	22.81	27.49	0.00
Van Eck Worldwide Real Estate Fund	20.56	26.05	0.00

Table 42 – 3.35% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	11.31	12.74	0.00
AIM V.I. Global Health Care Fund	10.35	10.54	0.00
AIM V.I. Technology Fund	9.04	9.65	0.00
AIM V.I. Utilities Fund	12.88	15.63	0.00
Alger American Growth Portfolio	9.83	10.00	0.00
Alger American Leveraged AllCap Portfolio	10.12	11.67	0.00
Alger American MidCap Growth Portfolio	11.82	12.59	0.00
Alger American Small Capitalization Portfolio	12.93	15.00	0.00
Amer Century VP Balanced Fund	11.05	11.72	698.79
Amer Century VP Capital Appreciation Fund	11.16	12.65	0.00
Amer Century VP Income & Growth Fund	10.83	12.24	0.00
Amer Century VP Inflation Protection Fund	9.84	9.67	0.00
Amer Century VP International Fund	12.03	14.52	0.00
Amer Century VP Large Company Value Fund	10.21	11.83	0.00
Amer Century VP Mid Cap Value Fund	10.57	12.29	0.00
Amer Century VP Ultra Fund	9.84	9.20	0.00
Amer Century VP Value Fund	12.05	13.81	0.00
Calvert VS Social Equity Portfolio	10.45	11.12	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.06	10.40	0.00
Calvert VS Social Small Cap Growth Portfolio	8.92	8.70	0.00
Fidelity VIP Asset Manager Portfolio	10.27	10.64	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.02	10.34	0.00
Fidelity VIP Balanced Portfolio	10.50	11.32	0.00
Fidelity VIP Contrafund Portfolio	13.75	14.82	0.00
Fidelity VIP Equity-Income Portfolio	11.30	13.10	0.00
Fidelity VIP Growth & Income Portfolio	10.38	11.33	0.00
Fidelity VIP Growth Opportunities Portfolio	10.62	10.80	0.00
Fidelity VIP Growth Portfolio	9.03	9.30	0.00
Fidelity VIP High Income Portfolio	12.83	13.78	0.00
Fidelity VIP Index 500 Portfolio	10.28	11.48	793.80
Fidelity VIP Investment Grade Bond Portfolio	10.64	10.72	0.00
Fidelity VIP MidCap Portfolio	16.20	17.61	1204.26
Fidelity VIP Money Market Portfolio	9.37	9.50	0.00
Fidelity VIP Overseas Portfolio	14.20	16.18	0.00
Fidelity VIP Value Strategies Portfolio	10.93	12.26	0.00
Goldman Sachs VIT Core Small Cap Fund	10.44	11.33	0.00
Goldman Sachs VIT Growth and Income Fund	10.15	12.04	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	11.07	12.45	0.00
Janus Aspen Series Growth and Income Portfolio	13.89	14.52	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.49	10.56	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.13	13.49	659.96
Lord Abbett Series Fund Growth & Income Portfolio	11.05	12.53	0.00
Lord Abbett Series Fund International Portfolio	16.40	20.47	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.67	14.84	0.00
MFS VIT Emerging Growth Series	9.87	10.27	0.00
MFS VIT Investors Trust Series	10.28	11.20	0.00
MFS VIT New Discovery Series	9.18	10.02	0.00
MFS VIT Research Series	10.61	11.31	0.00
Neuberger Berman Fasciano Portfolio	10.06	10.24	0.00
Neuberger Berman MidCap Growth Portfolio	11.15	12.34	0.00
Neuberger Berman Regency Portfolio	10.96	11.78	0.00
PIMCO VIT High Yield Portfolio	11.44	12.07	3065.91
PIMCO VIT Low Duration Portfolio	9.47	9.52	0.00
PIMCO VIT Real Return Portfolio	10.75	10.47	3075.48
PIMCO VIT Total Return Portfolio	10.02	10.06	0.00
Premier VIT OpCap Small Cap Portfolio	9.35	10.07	0.00
Premier VIT PEA Renaissance Portfolio	9.85	11.82	0.00
Rydex VT Arktos Fund	5.53	5.27	0.00
Rydex VT Juno Fund	8.10	8.46	399.71
Rydex VT Nova Fund	10.28	11.86	0.00
Rydex VT OTC Fund	10.90	11.15	0.00
Rydex VT Sector Rotation Fund	12.27	13.22	0.00
Rydex VT US Government Bond Fund	10.40	9.74	0.00
Rydex VT U.S. Govt Money Market Fund	9.07	9.11	0.00
Rydex VT Ursa Fund	7.00	6.26	0.00
Van Eck Worldwide Bond Fund	11.90	12.26	0.00
Van Eck Worldwide Emerging Markets Fund	19.20	25.91	120.50
Van Eck Worldwide Hard Assets Fund	22.72	27.35	0.00
Van Eck Worldwide Real Estate Fund	20.49	25.94	331.03

Table 43 – 3.40% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.66	12.00	0.00
AIM V.I. Global Health Care Fund	10.17	10.35	0.00
AIM V.I. Technology Fund	10.46	11.17	0.00
AIM V.I. Utilities Fund	10.00	12.13	0.00
Alger American Growth Portfolio	10.38	10.55	0.00
Alger American Leveraged AllCap Portfolio	10.68	12.31	0.00
Alger American MidCap Growth Portfolio	10.19	10.85	0.00
Alger American Small Capitalization Portfolio	10.61	12.31	0.00
Amer Century VP Balanced Fund	10.08	10.68	0.00
Amer Century VP Capital Appreciation Fund	10.89	12.34	0.00
Amer Century VP Income & Growth Fund	10.08	11.38	0.00
Amer Century VP Inflation Protection Fund	9.97	9.79	0.00
Amer Century VP International Fund	10.67	12.87	0.00
Amer Century VP Large Company Value Fund	10.18	11.78	0.00
Amer Century VP Mid Cap Value Fund	10.14	11.79	0.00
Amer Century VP Ultra Fund	10.20	9.52	0.00
Amer Century VP Value Fund	10.14	11.61	0.00
Calvert VS Social Equity Portfolio	10.02	10.66	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.83	10.15	0.00
Calvert VS Social Small Cap Growth Portfolio	9.98	9.73	0.00
Fidelity VIP Asset Manager Portfolio	10.14	10.50	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.18	10.50	0.00
Fidelity VIP Balanced Portfolio	10.38	11.18	0.00
Fidelity VIP Contrafund Portfolio	10.69	11.52	0.00
Fidelity VIP Equity-Income Portfolio	10.22	11.85	0.00
Fidelity VIP Growth & Income Portfolio	10.55	11.51	0.00
Fidelity VIP Growth Opportunities Portfolio	10.63	10.80	0.00
Fidelity VIP Growth Portfolio	10.28	10.59	0.00
Fidelity VIP High Income Portfolio	9.96	10.69	0.00
Fidelity VIP Index 500 Portfolio	10.15	11.33	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.90	9.97	0.00
Fidelity VIP MidCap Portfolio	10.71	11.64	0.00
Fidelity VIP Money Market Portfolio	10.01	10.15	0.00
Fidelity VIP Overseas Portfolio	11.02	12.54	0.00
Fidelity VIP Value Strategies Portfolio	10.30	11.55	0.00
Goldman Sachs VIT Core Small Cap Fund	10.03	10.89	0.00
Goldman Sachs VIT Growth and Income Fund	10.04	11.91	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.19	11.45	0.00
Janus Aspen Series Growth and Income Portfolio	10.53	11.00	0.00
JPMorgan Bond Portfolio (Series Trust II)	9.93	10.00	0.00
JPMorgan Small Company (Series Trust II) Portfolio	9.99	11.10	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.25	11.61	0.00
Lord Abbett Series Fund International Portfolio	11.17	13.93	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.14	11.00	0.00
MFS VIT Emerging Growth Series	10.53	10.95	0.00
MFS VIT Investors Trust Series	10.28	11.19	0.00
MFS VIT New Discovery Series	10.18	11.11	0.00
MFS VIT Research Series	10.10	10.76	0.00
Neuberger Berman Fasciano Portfolio	10.11	10.28	0.00
Neuberger Berman MidCap Growth Portfolio	10.56	11.68	0.00
Neuberger Berman Regency Portfolio	10.29	11.06	0.00
PIMCO VIT High Yield Portfolio	9.95	10.49	0.00
PIMCO VIT Low Duration Portfolio	9.93	9.98	0.00
PIMCO VIT Real Return Portfolio	9.97	9.71	0.00
PIMCO VIT Total Return Portfolio	9.89	9.93	0.00
Premier VIT OpCap Small Cap Portfolio	10.25	11.03	0.00
Premier VIT PEA Renaissance Portfolio	10.21	12.25	0.00
Rydex VT Arktos Fund	9.62	9.16	0.00
Rydex VT Juno Fund	10.02	10.48	0.00
Rydex VT Nova Fund	10.15	11.70	0.00
Rydex VT OTC Fund	10.25	10.48	0.00
Rydex VT Sector Rotation Fund	10.68	11.50	0.00
Rydex VT US Government Bond Fund	9.77	9.15	0.00
Rydex VT U.S. Govt Money Market Fund	9.97	10.01	0.00
Rydex VT Ursa Fund	9.78	8.75	0.00
Van Eck Worldwide Bond Fund	9.76	10.04	0.00
Van Eck Worldwide Emerging Markets Fund	11.35	15.31	0.00
Van Eck Worldwide Hard Assets Fund	11.66	14.03	0.00
Van Eck Worldwide Real Estate Fund	11.15	14.11	0.00

Table 44 – 3.50% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Aggressive Asset Allocation Model
Investment Division	Accumulation Unit Value at Beginning of Period (12/31/05)	Accumulation Unit Value at End of Period (12/31/06)	Number of Accumulation Units at End of Period
2006
AIM V.I. Financial Services Fund	10.66	11.98	0.00
AIM V.I. Global Health Care Fund	10.17	10.33	0.00
AIM V.I. Technology Fund	10.45	11.15	0.00
AIM V.I. Utilities Fund	10.00	12.12	0.00
Alger American Growth Portfolio	10.38	10.54	0.00
Alger American Leveraged AllCap Portfolio	10.67	12.29	0.00
Alger American MidCap Growth Portfolio	10.19	10.84	0.00
Alger American Small Capitalization Portfolio	10.61	12.30	0.00
Amer Century VP Balanced Fund	10.08	10.67	0.00
Amer Century VP Capital Appreciation Fund	10.89	12.33	0.00
Amer Century VP Income & Growth Fund	10.08	11.37	0.00
Amer Century VP Inflation Protection Fund	9.96	9.77	0.00
Amer Century VP International Fund	10.67	12.85	0.00
Amer Century VP Large Company Value Fund	10.17	11.77	0.00
Amer Century VP Mid Cap Value Fund	10.14	11.77	0.00
Amer Century VP Ultra Fund	10.19	9.51	0.00
Amer Century VP Value Fund	10.14	11.60	0.00
Calvert VS Social Equity Portfolio	10.02	10.65	0.00
Calvert VS Social Mid Cap Growth Portfolio	9.82	10.14	0.00
Calvert VS Social Small Cap Growth Portfolio	9.98	9.71	0.00
Fidelity VIP Asset Manager Portfolio	10.14	10.49	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.18	10.49	0.00
Fidelity VIP Balanced Portfolio	10.37	11.17	0.00
Fidelity VIP Contrafund Portfolio	10.69	11.50	0.00
Fidelity VIP Equity-Income Portfolio	10.22	11.83	0.00
Fidelity VIP Growth & Income Portfolio	10.54	11.49	0.00
Fidelity VIP Growth Opportunities Portfolio	10.63	10.79	0.00
Fidelity VIP Growth Portfolio	10.28	10.58	0.00
Fidelity VIP High Income Portfolio	9.96	10.68	0.00
Fidelity VIP Index 500 Portfolio	10.15	11.31	0.00
Fidelity VIP Investment Grade Bond Portfolio	9.90	9.96	0.00
Fidelity VIP MidCap Portfolio	10.71	11.62	0.00
Fidelity VIP Money Market Portfolio	10.01	10.13	0.00
Fidelity VIP Overseas Portfolio	11.01	12.53	0.00
Fidelity VIP Value Strategies Portfolio	10.29	11.53	0.00
Goldman Sachs VIT Core Small Cap Fund	10.03	10.87	0.00
Goldman Sachs VIT Growth and Income Fund	10.04	11.89	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.19	11.44	0.00
Janus Aspen Series Growth and Income Portfolio	10.53	10.98	0.00
JPMorgan Bond Portfolio (Series Trust II)	9.93	9.98	0.00
JPMorgan Small Company (Series Trust II) Portfolio	9.98	11.09	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.24	11.60	0.00
Lord Abbett Series Fund International Portfolio	11.16	13.91	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.14	10.99	0.00
MFS VIT Emerging Growth Series	10.52	10.93	0.00
MFS VIT Investors Trust Series	10.27	11.18	0.00
MFS VIT New Discovery Series	10.17	11.09	0.00
MFS VIT Research Series	10.10	10.75	0.00
Neuberger Berman Fasciano Portfolio	10.10	10.27	0.00
Neuberger Berman MidCap Growth Portfolio	10.55	11.67	0.00
Neuberger Berman Regency Portfolio	10.29	11.05	0.00
PIMCO VIT High Yield Portfolio	9.95	10.48	0.00
PIMCO VIT Low Duration Portfolio	9.93	9.97	0.00
PIMCO VIT Real Return Portfolio	9.97	9.69	0.00
PIMCO VIT Total Return Portfolio	9.89	9.91	0.00
Premier VIT OpCap Small Cap Portfolio	10.25	11.02	0.00
Premier VIT PEA Renaissance Portfolio	10.21	12.23	0.00
Rydex VT Arktos Fund	9.61	9.15	0.00
Rydex VT Juno Fund	10.02	10.46	0.00
Rydex VT Nova Fund	10.14	11.69	0.00
Rydex VT OTC Fund	10.24	10.46	0.00
Rydex VT Sector Rotation Fund	10.68	11.48	0.00
Rydex VT US Government Bond Fund	9.77	9.13	0.00
Rydex VT U.S. Govt Money Market Fund	9.97	10.00	0.00
Rydex VT Ursa Fund	9.78	8.74	0.00
Van Eck Worldwide Bond Fund	9.75	10.03	0.00
Van Eck Worldwide Emerging Markets Fund	11.35	15.28	0.00
Van Eck Worldwide Hard Assets Fund	11.66	14.02	0.00
Van Eck Worldwide Real Estate Fund	11.14	14.09	0.00

Table 1 - 1.05% Asset Charge

Base Contract with GMWB Conservative Asset Allocation Model (Available on contracts issued after 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.75	0.0000
AIM V.I. Global Health Care Fund	10.00	10.26	0.0000
AIM V.I. Technology Fund	10.00	10.54	0.0000
AIM V.I. Utilities Fund	10.00	10.09	0.0000
Alger American Growth Portfolio	10.00	10.47	0.0000
Alger American Leveraged AllCap Portfolio	10.00	10.77	0.0000
Alger American MidCap Growth Portfolio	10.00	10.28	0.0000
Alger American Small Capitalization Portfolio	10.00	10.70	0.0000
Amer Century VP Balanced Fund	10.00	10.17	0.0000
Amer Century VP Capital Appreciation Fund	10.00	10.98	0.0000
Amer Century VP Income & Growth Fund	10.00	10.17	0.0000
Amer Century VP Inflation Protection Fund	10.00	10.05	0.0000
Amer Century VP International Fund	10.00	10.76	0.0000
Amer Century VP Large Company Value Fund	10.00	10.26	0.0000
Amer Century VP Mid Cap Value Fund	10.00	10.23	0.0000
Amer Century VP Ultra Fund	10.00	10.28	0.0000
Amer Century VP Value Fund	10.00	10.22	0.0000
Calvert VS Social Equity Portfolio	10.00	10.11	0.0000
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.91	0.0000
Calvert VS Social Small Cap Growth Portfolio	10.00	10.07	0.0000
Fidelity VIP Asset Manager Portfolio	10.00	10.23	0.0000
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.27	0.0000
Fidelity VIP Balanced Portfolio	10.00	10.46	0.0000
Fidelity VIP Contrafund Portfolio	10.00	10.78	0.0000
Fidelity VIP Equity-Income Portfolio	10.00	10.31	0.0000
Fidelity VIP Growth & Income Portfolio	10.00	10.64	0.0000
Fidelity VIP Growth Opportunities Portfolio	10.00	10.72	0.0000
Fidelity VIP Growth Portfolio	10.00	10.37	0.0000
Fidelity VIP High Income Portfolio	10.00	10.05	0.0000
Fidelity VIP Index 500 Portfolio	10.00	10.24	0.0000
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.99	0.0000
Fidelity VIP MidCap Portfolio	10.00	10.80	0.0000
Fidelity VIP Money Market Portfolio	10.00	10.09	0.0000
Fidelity VIP Overseas Portfolio	10.00	11.11	0.0000
Fidelity VIP Value Strategies Portfolio	10.00	10.38	0.0000
Goldman Sachs VIT Core Small Cap Fund	10.00	10.12	0.0000
Goldman Sachs VIT Growth and Income Fund	10.00	10.13	0.0000
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.28	0.0000
Janus Aspen Series Growth and Income Portfolio	10.00	10.61	0.0000
JPMorgan Bond Portfolio (Series Trust II)	10.00	10.01	0.0000
JPMorgan Small Company (Series Trust II) Portfolio	10.00	10.07	0.0000
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.33	0.0000
Lord Abbett Series Fund International Portfolio	10.00	11.26	0.0000
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.23	0.0000
MFS VIT Emerging Growth Series	10.00	10.61	0.0000
MFS VIT Investors Trust Series	10.00	10.36	0.0000
MFS VIT New Discovery Series	10.00	10.26	0.0000
MFS VIT Research Series	10.00	10.19	0.0000
Neuberger Berman Fasciano Portfolio	10.00	10.19	0.0000
Neuberger Berman MidCap Growth Portfolio	10.00	10.65	0.0000
Neuberger Berman Regency Portfolio	10.00	10.38	0.0000
PIMCO VIT High Yield Portfolio	10.00	10.03	0.0000
PIMCO VIT Low Duration Portfolio	10.00	10.02	0.0000
PIMCO VIT Real Return Portfolio	10.00	10.06	0.0000
PIMCO VIT Total Return Portfolio	10.00	9.97	0.0000
Premier VIT OpCap Small Cap Portfolio	10.00	10.34	0.0000
Premier VIT PEA Renaissance Portfolio	10.00	10.30	0.0000
Rydex VT Arktos Fund	10.00	9.70	0.0000
Rydex VT Juno Fund	10.00	10.11	0.0000
Rydex VT Nova Fund	10.00	10.23	0.0000
Rydex VT OTC Fund	10.00	10.33	0.0000
Rydex VT Sector Rotation Fund	10.00	10.77	0.0000
Rydex VT US Government Bond Fund	10.00	9.85	0.0000
Rydex VT U.S. Govt Money Market Fund	10.00	10.06	0.0000
Rydex VT Ursa Fund	10.00	9.87	0.0000
Van Eck Worldwide Bond Fund	10.00	9.84	0.0000
Van Eck Worldwide Emerging Markets Fund	10.00	11.45	0.0000
Van Eck Worldwide Hard Assets Fund	10.00	11.76	0.0000
Van Eck Worldwide Real Estate Fund	10.00	11.24	0.0000

Table 2 - 1.15% Asset Charge

Base Contract with GMWB Moderate-Conservative Asset Allocation Model (Available on contracts issued after 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.75	0
AIM V.I. Global Health Care Fund	10.00	10.26	0
AIM V.I. Technology Fund	10.00	10.54	0
AIM V.I. Utilities Fund	10.00	10.09	0
Alger American Growth Portfolio	10.00	10.47	940
Alger American Leveraged AllCap Portfolio	10.00	10.76	0
Alger American MidCap Growth Portfolio	10.00	10.27	0
Alger American Small Capitalization Portfolio	10.00	10.70	0
Amer Century VP Balanced Fund	10.00	10.16	0
Amer Century VP Capital Appreciation Fund	10.00	10.98	0
Amer Century VP Income & Growth Fund	10.00	10.16	0
Amer Century VP Inflation Protection Fund	10.00	10.05	0
Amer Century VP International Fund	10.00	10.76	1,687
Amer Century VP Large Company Value Fund	10.00	10.26	0
Amer Century VP Mid Cap Value Fund	10.00	10.22	0
Amer Century VP Ultra Fund	10.00	10.28	0
Amer Century VP Value Fund	10.00	10.22	1,581
Calvert VS Social Equity Portfolio	10.00	10.10	0
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.91	0
Calvert VS Social Small Cap Growth Portfolio	10.00	10.06	0
Fidelity VIP Asset Manager Portfolio	10.00	10.22	0
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.26	0
Fidelity VIP Balanced Portfolio	10.00	10.46	0
Fidelity VIP Contrafund Portfolio	10.00	10.78	0
Fidelity VIP Equity-Income Portfolio	10.00	10.30	0
Fidelity VIP Growth & Income Portfolio	10.00	10.63	0
Fidelity VIP Growth Opportunities Portfolio	10.00	10.72	0
Fidelity VIP Growth Portfolio	10.00	10.36	0
Fidelity VIP High Income Portfolio	10.00	10.04	613
Fidelity VIP Index 500 Portfolio	10.00	10.23	1,258
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.98	0
Fidelity VIP MidCap Portfolio	10.00	10.80	0
Fidelity VIP Money Market Portfolio	10.00	10.09	2,870
Fidelity VIP Overseas Portfolio	10.00	11.11	0
Fidelity VIP Value Strategies Portfolio	10.00	10.38	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.11	482
Goldman Sachs VIT Growth and Income Fund	10.00	10.13	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.27	0
Janus Aspen Series Growth and Income Portfolio	10.00	10.61	0
JPMorgan Bond Portfolio (Series Trust II)	10.00	10.01	1,986
JPMorgan Small Company (Series Trust II) Portfolio	10.00	10.07	0
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.33	0
Lord Abbett Series Fund International Portfolio	10.00	11.26	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.22	796
MFS VIT Emerging Growth Series	10.00	10.61	0
MFS VIT Investors Trust Series	10.00	10.36	0
MFS VIT New Discovery Series	10.00	10.26	0
MFS VIT Research Series	10.00	10.18	0
Neuberger Berman Fasciano Portfolio	10.00	10.19	0
Neuberger Berman MidCap Growth Portfolio	10.00	10.64	0
Neuberger Berman Regency Portfolio	10.00	10.38	0
PIMCO VIT High Yield Portfolio	10.00	10.03	0
PIMCO VIT Low Duration Portfolio	10.00	10.01	0
PIMCO VIT Real Return Portfolio	10.00	10.05	0
PIMCO VIT Total Return Portfolio	10.00	9.97	3,213
Premier VIT OpCap Small Cap Portfolio	10.00	10.33	0
Premier VIT PEA Renaissance Portfolio	10.00	10.29	0
Rydex VT Arktos Fund	10.00	9.69	0
Rydex VT Juno Fund	10.00	10.10	0
Rydex VT Nova Fund	10.00	10.23	0
Rydex VT OTC Fund	10.00	10.33	0
Rydex VT Sector Rotation Fund	10.00	10.77	0
Rydex VT US Government Bond Fund	10.00	9.85	0
Rydex VT U.S. Govt Money Market Fund	10.00	10.05	0
Rydex VT Ursa Fund	10.00	9.86	0
Van Eck Worldwide Bond Fund	10.00	9.84	0
Van Eck Worldwide Emerging Markets Fund	10.00	11.44	0
Van Eck Worldwide Hard Assets Fund	10.00	11.76	0
Van Eck Worldwide Real Estate Fund	10.00	11.24	0

Table 3 – 1.20% Asset Charge

Base Contract with Minimum Premium Rider Base Contract with Surrender Charge Rider – Five Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.76	12.31	6,573
AIM V.I. Global Health Care Fund	10.54	11.26	103,115
AIM V.I. Technology Fund	9.68	9.78	9,291
AIM V.I. Utilities Fund	12.07	13.94	104,745
Alger American Growth Portfolio	9.66	10.69	47,989
Alger American Leveraged AllCap Portfolio	9.73	11.00	53,824
Alger American MidCap Growth Portfolio	11.85	12.86	21,928
Alger American Small Capitalization Portfolio	12.17	14.06	22,868
Amer Century VP Balanced Fund	11.59	12.02	23,608
Amer Century VP Capital Appreciation Fund	10.06	12.14	262
Amer Century VP Income & Growth Fund	11.41	11.78	5,444
Amer Century VP Inflation Protection Fund	10.02	10.06	69
Amer Century VP International Fund	11.71	13.09	30,995
Amer Century VP Large Company Value Fund	10.00	10.43	1,062
Amer Century VP Mid Cap Value Fund	10.00	10.80	35
Amer Century VP Ultra Fund	9.98	10.06	0
Amer Century VP Value Fund	12.65	13.11	27,581
Calvert VS Social Equity Portfolio	10.95	11.31	347
Calvert VS Social Mid Cap Growth Portfolio	10.98	10.89	336
Calvert VS Social Small Cap Growth Portfolio	10.76	9.65	336
Fidelity VIP Asset Manager Portfolio	10.89	11.17	2,573
Fidelity VIP Asset Manager: Growth Portfolio	10.65	10.90	2,532
Fidelity VIP Balanced Portfolio	10.95	11.42	2,775
Fidelity VIP Contrafund Portfolio	12.98	14.96	400,560
Fidelity VIP Equity-Income Portfolio	11.78	12.29	16,130
Fidelity VIP Growth & Income Portfolio	10.64	11.29	2,684
Fidelity VIP Growth Opportunities Portfolio	10.76	11.56	1,179
Fidelity VIP Growth Portfolio	9.42	9.82	4,643
Fidelity VIP High Income Portfolio	13.81	13.96	10,391
Fidelity VIP Index 500 Portfolio	10.82	11.18	40,467
Fidelity VIP Investment Grade Bond Portfolio	11.50	11.58	6,329
Fidelity VIP MidCap Portfolio	15.11	17.62	22,216
Fidelity VIP Money Market Portfolio	10.01	10.19	21,502
Fidelity VIP Overseas Portfolio	13.16	15.45	8,051
Fidelity VIP Value Strategies Portfolio	11.20	11.33	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.66	2,882
Goldman Sachs VIT Growth and Income Fund	10.00	10.37	615
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.31	887
Janus Aspen Series Growth and Income Portfolio	13.29	14.75	4,050
JPMorgan Bond Portfolio (Series Trust II)	11.17	11.35	12,519
JPMorgan Small Company (Series Trust II) Portfolio	12.85	13.13	8,084
Lord Abbett Series Fund Growth & Income Portfolio	11.78	12.02	166,625
Lord Abbett Series Fund International Portfolio	14.26	17.84	13,553
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.90	14.87	387,552
MFS VIT Emerging Growth Series	9.97	10.73	788
MFS VIT Investors Trust Series	10.57	11.18	4,231
MFS VIT New Discovery Series	9.62	9.98	22,167
MFS VIT Research Series	10.86	11.54	0
Neuberger Berman Fasciano Portfolio	10.00	10.28	6,209
Neuberger Berman MidCap Growth Portfolio	10.00	11.39	344
Neuberger Berman Regency Portfolio	10.00	11.20	681
PIMCO VIT High Yield Portfolio	11.78	12.12	6,640
PIMCO VIT Low Duration Portfolio	10.04	10.02	19,006
PIMCO VIT Real Return Portfolio	11.29	11.39	51,620
PIMCO VIT Total Return Portfolio	10.48	10.61	103,271
Premier VIT OpCap Small Cap Portfolio	10.00	9.55	2,530
Premier VIT PEA Renaissance Portfolio	10.00	10.06	46
Rydex VT Arktos Fund	5.98	5.98	204,266
Rydex VT Juno Fund	8.96	8.39	79,802
Rydex VT Nova Fund	10.83	11.13	17,491
Rydex VT OTC Fund	11.80	11.79	46
Rydex VT Sector Rotation Fund	11.32	12.72	10,671
Rydex VT US Government Bond Fund	10.00	10.63	344
Rydex VT U.S. Govt Money Market Fund	9.74	9.82	0
Rydex VT Ursa Fund	7.72	7.57	88,765
Van Eck Worldwide Bond Fund	13.30	12.74	11,232
Van Eck Worldwide Emerging Markets Fund	15.93	20.78	60,681
Van Eck Worldwide Hard Assets Fund	16.49	24.71	136,378
Van Eck Worldwide Real Estate Fund	18.34	21.93	82,806

Table 4 – 1.30% Asset Charge

Base Contract with Estate Planning Rider

Base Contract with Surrender Charge Rider – Three Years

Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

(Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model (Available on

Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.73	12.26	2,491
AIM V.I. Global Health Care Fund	10.51	11.22	12,190
AIM V.I. Technology Fund	9.66	9.74	2,713
AIM V.I. Utilities Fund	12.04	13.89	9,627
Alger American Growth Portfolio	9.63	10.65	34,767
Alger American Leveraged AllCap Portfolio	9.70	10.96	3,815
Alger American MidCap Growth Portfolio	11.82	12.81	17,860
Alger American Small Capitalization Portfolio	12.14	14.01	6,030
Amer Century VP Balanced Fund	11.56	11.97	18,701
Amer Century VP Capital Appreciation Fund	10.03	12.09	2,547
Amer Century VP Income & Growth Fund	11.37	11.74	992
Amer Century VP Inflation Protection Fund	10.02	10.05	4,548
Amer Century VP International Fund	11.68	13.04	69,121
Amer Century VP Large Company Value Fund	10.00	10.42	1,709
Amer Century VP Mid Cap Value Fund	10.00	10.79	676
Amer Century VP Ultra Fund	9.98	10.05	12
Amer Century VP Value Fund	12.62	13.06	65,839
Calvert VS Social Equity Portfolio	10.92	11.27	6,725
Calvert VS Social Mid Cap Growth Portfolio	10.95	10.85	2,936
Calvert VS Social Small Cap Growth Portfolio	10.73	9.62	6,233
Fidelity VIP Asset Manager Portfolio	10.86	11.13	0
Fidelity VIP Asset Manager: Growth Portfolio	10.62	10.85	485
Fidelity VIP Balanced Portfolio	10.92	11.38	21,276
Fidelity VIP Contrafund Portfolio	12.94	14.90	71,526
Fidelity VIP Equity-Income Portfolio	11.75	12.24	4,614
Fidelity VIP Growth & Income Portfolio	10.61	11.25	1,800
Fidelity VIP Growth Opportunities Portfolio	10.73	11.51	1,054
Fidelity VIP Growth Portfolio	9.39	9.78	6,284
Fidelity VIP High Income Portfolio	13.77	13.91	19,330
Fidelity VIP Index 500 Portfolio	10.79	11.14	68,484
Fidelity VIP Investment Grade Bond Portfolio	11.46	11.53	11,020
Fidelity VIP MidCap Portfolio	15.07	17.55	28,703
Fidelity VIP Money Market Portfolio	9.98	10.15	66,727
Fidelity VIP Overseas Portfolio	13.13	15.39	9,652
Fidelity VIP Value Strategies Portfolio	11.19	11.31	160
Goldman Sachs VIT Core Small Cap Fund	10.00	10.65	9,331
Goldman Sachs VIT Growth and Income Fund	10.00	10.36	6,023
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.30	1,856
Janus Aspen Series Growth and Income Portfolio	13.26	14.71	1,571
JPMorgan Bond Portfolio (Series Trust II)	11.14	11.31	33,142
JPMorgan Small Company (Series Trust II) Portfolio	12.81	13.08	4,581
Lord Abbett Series Fund Growth & Income Portfolio	11.75	11.97	15,650
Lord Abbett Series Fund International Portfolio	14.21	17.77	6,984
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.86	14.81	60,532
MFS VIT Emerging Growth Series	9.94	10.69	0
MFS VIT Investors Trust Series	10.54	11.14	0
MFS VIT New Discovery Series	9.59	9.94	3,009
MFS VIT Research Series	10.83	11.50	361
Neuberger Berman Fasciano Portfolio	10.00	10.27	643
Neuberger Berman MidCap Growth Portfolio	10.00	11.38	226
Neuberger Berman Regency Portfolio	10.00	11.19	124
PIMCO VIT High Yield Portfolio	11.76	12.09	6,001
PIMCO VIT Low Duration Portfolio	10.03	10.00	4,618
PIMCO VIT Real Return Portfolio	11.27	11.36	8,243
PIMCO VIT Total Return Portfolio	10.47	10.58	110,758
Premier VIT OpCap Small Cap Portfolio	10.00	9.54	555
Premier VIT PEA Renaissance Portfolio	10.00	10.05	586
Rydex VT Arktos Fund	5.96	5.96	11,425
Rydex VT Juno Fund	8.95	8.38	8,169
Rydex VT Nova Fund	10.80	11.09	3,220
Rydex VT OTC Fund	11.77	11.75	0
Rydex VT Sector Rotation Fund	11.31	12.70	1,025
Rydex VT US Government Bond Fund	10.00	10.62	0
Rydex VT U.S. Govt Money Market Fund	9.71	9.78	0
Rydex VT Ursa Fund	7.70	7.54	7,722
Van Eck Worldwide Bond Fund	13.27	12.70	1,942
Van Eck Worldwide Emerging Markets Fund	15.89	20.70	10,847
Van Eck Worldwide Hard Assets Fund	16.44	24.61	9,484
Van Eck Worldwide Real Estate Fund	18.30	21.86	4,900

Table 5 – 1.35% Asset Charge

Base Contract with GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.39	10.86	0
AIM V.I. Global Health Care Fund	10.73	11.45	0
AIM V.I. Technology Fund	10.25	10.33	0
AIM V.I. Utilities Fund	10.08	11.62	0
Alger American Growth Portfolio	10.35	11.44	662
Alger American Leveraged AllCap Portfolio	10.31	11.64	0
Alger American MidCap Growth Portfolio	10.28	11.14	293
Alger American Small Capitalization Portfolio	10.40	12.00	0
Amer Century VP Balanced Fund	10.17	10.53	0
Amer Century VP Capital Appreciation Fund	10.39	12.52	0
Amer Century VP Income & Growth Fund	10.31	10.63	0
Amer Century VP Inflation Protection Fund	10.02	10.04	0
Amer Century VP International Fund	10.35	11.55	1,613
Amer Century VP Large Company Value Fund	10.00	10.42	0
Amer Century VP Mid Cap Value Fund	10.00	10.78	0
Amer Century VP Ultra Fund	9.98	10.04	0
Amer Century VP Value Fund	10.32	10.67	1,323
Calvert VS Social Equity Portfolio	10.22	10.55	0
Calvert VS Social Mid Cap Growth Portfolio	10.31	10.22	0
Calvert VS Social Small Cap Growth Portfolio	10.34	9.27	0
Fidelity VIP Asset Manager Portfolio	10.17	10.41	0
Fidelity VIP Asset Manager: Growth Portfolio	10.21	10.44	0
Fidelity VIP Balanced Portfolio	10.12	10.53	0
Fidelity VIP Contrafund Portfolio	10.22	11.76	0
Fidelity VIP Equity-Income Portfolio	10.24	10.67	0
Fidelity VIP Growth & Income Portfolio	10.16	10.76	0
Fidelity VIP Growth Opportunities Portfolio	10.21	10.95	0
Fidelity VIP Growth Portfolio	10.21	10.62	0
Fidelity VIP High Income Portfolio	10.10	10.20	441
Fidelity VIP Index 500 Portfolio	10.25	10.57	1,430
Fidelity VIP Investment Grade Bond Portfolio	10.04	10.09	0
Fidelity VIP MidCap Portfolio	10.23	11.91	0
Fidelity VIP Money Market Portfolio	10.00	10.17	963
Fidelity VIP Overseas Portfolio	10.36	12.14	0
Fidelity VIP Value Strategies Portfolio	10.55	10.66	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.64	304
Goldman Sachs VIT Growth and Income Fund	10.00	10.35	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.30	0
Janus Aspen Series Growth and Income Portfolio	10.39	11.51	0
JPMorgan Bond Portfolio (Series Trust II)	10.05	10.20	533
JPMorgan Small Company (Series Trust II) Portfolio	10.36	10.57	0
Lord Abbett Series Fund Growth & Income Portfolio	10.27	10.46	0
Lord Abbett Series Fund International Portfolio	10.41	13.01	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.38	11.08	489
MFS VIT Emerging Growth Series	10.41	11.19	0
MFS VIT Investors Trust Series	10.31	10.88	0
MFS VIT New Discovery Series	10.36	10.74	0
MFS VIT Research Series	10.37	11.00	0
Neuberger Berman Fasciano Portfolio	10.00	10.26	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.37	0
Neuberger Berman Regency Portfolio	10.00	11.18	0
PIMCO VIT High Yield Portfolio	10.08	10.36	0
PIMCO VIT Low Duration Portfolio	10.01	9.97	0
PIMCO VIT Real Return Portfolio	10.11	10.18	0
PIMCO VIT Total Return Portfolio	10.04	10.15	2,142
Premier VIT OpCap Small Cap Portfolio	10.00	9.53	0
Premier VIT PEA Renaissance Portfolio	10.00	10.05	0
Rydex VT Arktos Fund	9.73	9.72	0
Rydex VT Juno Fund	9.86	9.22	0
Rydex VT Nova Fund	10.38	10.64	0
Rydex VT OTC Fund	10.27	10.24	0
Rydex VT Sector Rotation Fund	10.28	11.54	0
Rydex VT US Government Bond Fund	10.00	10.61	0
Rydex VT U.S. Govt Money Market Fund	10.00	10.06	0
Rydex VT Ursa Fund	9.74	9.54	0
Van Eck Worldwide Bond Fund	10.11	9.67	0
Van Eck Worldwide Emerging Markets Fund	10.54	13.73	0
Van Eck Worldwide Hard Assets Fund	9.74	14.58	0
Van Eck Worldwide Real Estate Fund	10.55	12.60	0

Table 6 – 1.40% Asset Charge

Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset

Allocation Mode (Available on Contracts Issued After 8/22/05)

Base Contract with Three-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

(Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider and GMWB Moderate-Conservative Asset Allocation Model

(Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.32	10.78	0.0000
AIM V.I. Global Health Care Fund	10.14	10.82	0.0000
AIM V.I. Technology Fund	9.99	10.07	0.0000
AIM V.I. Utilities Fund	12.08	13.92	0.0000
Alger American Growth Portfolio	10.12	11.18	0.0000
Alger American Leveraged AllCap Portfolio	10.24	11.55	0.0000
Alger American MidCap Growth Portfolio	10.65	11.53	0.0000
Alger American Small Capitalization Portfolio	10.88	12.54	0.0000
Amer Century VP Balanced Fund	10.68	11.05	0.0000
Amer Century VP Capital Appreciation Fund	10.42	12.54	0.0000
Amer Century VP Income & Growth Fund	10.88	11.22	0.0000
Amer Century VP Inflation Protection Fund	10.02	10.04	0.0000
Amer Century VP International Fund	11.02	12.29	0.0000
Amer Century VP Large Company Value Fund	10.00	10.41	0.0000
Amer Century VP Mid Cap Value Fund	10.00	10.78	0.0000
Amer Century VP Ultra Fund	9.98	10.04	0.0000
Amer Century VP Value Fund	11.05	11.42	0.0000
Calvert VS Social Equity Portfolio	10.48	10.80	0.0000
Calvert VS Social Mid Cap Growth Portfolio	10.37	10.27	0.0000
Calvert VS Social Small Cap Growth Portfolio	10.48	9.39	0.0000
Fidelity VIP Asset Manager Portfolio	10.21	10.45	0.0000
Fidelity VIP Asset Manager: Growth Portfolio	10.23	10.45	0.0000
Fidelity VIP Balanced Portfolio	10.26	10.68	0.0000
Fidelity VIP Contrafund Portfolio	11.38	13.10	0.0000
Fidelity VIP Equity-Income Portfolio	10.84	11.28	0.0000
Fidelity VIP Growth & Income Portfolio	10.28	10.88	0.0000
Fidelity VIP Growth Opportunities Portfolio	10.39	11.13	0.0000
Fidelity VIP Growth Portfolio	9.80	10.20	0.0000
Fidelity VIP High Income Portfolio	10.68	10.77	0.0000
Fidelity VIP Index 500 Portfolio	10.66	10.99	0.0000
Fidelity VIP Investment Grade Bond Portfolio	10.21	10.26	0.0000
Fidelity VIP MidCap Portfolio	12.14	14.12	0.0000
Fidelity VIP Money Market Portfolio	9.98	10.14	0.0000
Fidelity VIP Overseas Portfolio	10.93	12.80	0.0000
Fidelity VIP Value Strategies Portfolio	11.18	11.29	0.0000
Goldman Sachs VIT Core Small Cap Fund	10.00	10.64	0.0000
Goldman Sachs VIT Growth and Income Fund	10.00	10.35	0.0000
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.29	0.0000
Janus Aspen Series Growth and Income Portfolio	10.88	12.06	0.0000
JPMorgan Bond Portfolio (Series Trust II)	10.22	10.36	0.0000
JPMorgan Small Company (Series Trust II) Portfolio	12.42	12.67	0.0000
Lord Abbett Series Fund Growth & Income Portfolio	11.00	11.20	0.0000
Lord Abbett Series Fund International Portfolio	11.51	14.38	0.0000
Lord Abbett Series Fund Mid-Cap Value Portfolio	11.92	12.73	0.0000
MFS VIT Emerging Growth Series	10.75	11.55	0.0000
MFS VIT Investors Trust Series	10.81	11.40	0.0000
MFS VIT New Discovery Series	9.94	10.30	0.0000
MFS VIT Research Series	11.00	11.67	0.0000
Neuberger Berman Fasciano Portfolio	10.00	10.26	0.0000
Neuberger Berman MidCap Growth Portfolio	10.00	11.37	0.0000
Neuberger Berman Regency Portfolio	10.00	11.17	0.0000
PIMCO VIT High Yield Portfolio	10.76	11.04	0.0000
PIMCO VIT Low Duration Portfolio	10.03	9.99	0.0000
PIMCO VIT Real Return Portfolio	10.59	10.66	0.0000
PIMCO VIT Total Return Portfolio	10.28	10.39	0.0000
Premier VIT OpCap Small Cap Portfolio	10.00	9.53	0.0000
Premier VIT PEA Renaissance Portfolio	10.00	10.04	0.0000
Rydex VT Arktos Fund	8.85	8.84	0.0000
Rydex VT Juno Fund	8.95	8.36	0.0000
Rydex VT Nova Fund	10.91	11.18	0.0000
Rydex VT OTC Fund	10.67	10.64	0.0000
Rydex VT Sector Rotation Fund	11.31	12.68	0.0000
Rydex VT US Government Bond Fund	10.00	10.61	0.0000
Rydex VT U.S. Govt Money Market Fund	9.90	9.96	0.0000
Rydex VT Ursa Fund	9.10	8.91	0.0000
Van Eck Worldwide Bond Fund	10.78	10.31	0.0000
Van Eck Worldwide Emerging Markets Fund	12.10	15.75	0.0000
Van Eck Worldwide Hard Assets Fund	12.45	18.62	0.0000
Van Eck Worldwide Real Estate Fund	12.65	15.10	0.0000

Table 7 – 1.45% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider Base Contract with Minimum Premium Rider and Surrender Charge Rider – Five Years Base Contract with Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.68	12.19	8,395
AIM V.I. Global Health Care Fund	10.46	11.15	18,710
AIM V.I. Technology Fund	9.62	9.69	3,386
AIM V.I. Utilities Fund	11.99	13.81	9,447
Alger American Growth Portfolio	9.59	10.59	63,882
Alger American Leveraged AllCap Portfolio	9.66	10.90	9,431
Alger American MidCap Growth Portfolio	11.76	12.73	30,775
Alger American Small Capitalization Portfolio	12.09	13.92	5,426
Amer Century VP Balanced Fund	11.51	11.90	11,704
Amer Century VP Capital Appreciation Fund	9.99	12.02	537
Amer Century VP Income & Growth Fund	11.32	11.67	10,594
Amer Century VP Inflation Protection Fund	10.02	10.03	625
Amer Century VP International Fund	11.63	12.96	84,869
Amer Century VP Large Company Value Fund	10.00	10.41	51
Amer Century VP Mid Cap Value Fund	10.00	10.77	0
Amer Century VP Ultra Fund	9.98	10.03	0
Amer Century VP Value Fund	12.56	12.98	74,512
Calvert VS Social Equity Portfolio	10.87	11.20	220
Calvert VS Social Mid Cap Growth Portfolio	10.90	10.79	18
Calvert VS Social Small Cap Growth Portfolio	10.69	9.57	867
Fidelity VIP Asset Manager Portfolio	10.81	11.06	0
Fidelity VIP Asset Manager: Growth Portfolio	10.57	10.79	2,708
Fidelity VIP Balanced Portfolio	10.87	11.31	17,309
Fidelity VIP Contrafund Portfolio	12.88	14.81	36,751
Fidelity VIP Equity-Income Portfolio	11.69	12.17	28,626
Fidelity VIP Growth & Income Portfolio	10.56	11.18	2,035
Fidelity VIP Growth Opportunities Portfolio	10.68	11.44	342
Fidelity VIP Growth Portfolio	9.35	9.72	5,056
Fidelity VIP High Income Portfolio	13.71	13.82	13,299
Fidelity VIP Index 500 Portfolio	10.74	11.07	78,165
Fidelity VIP Investment Grade Bond Portfolio	11.41	11.46	16,165
Fidelity VIP MidCap Portfolio	15.00	17.45	11,848
Fidelity VIP Money Market Portfolio	9.93	10.09	51,365
Fidelity VIP Overseas Portfolio	13.07	15.30	15,926
Fidelity VIP Value Strategies Portfolio	11.18	11.28	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.63	8,078
Goldman Sachs VIT Growth and Income Fund	10.00	10.34	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.28	56
Janus Aspen Series Growth and Income Portfolio	13.23	14.65	214
JPMorgan Bond Portfolio (Series Trust II)	11.10	11.24	26,781
JPMorgan Small Company (Series Trust II) Portfolio	12.76	13.01	10,158
Lord Abbett Series Fund Growth & Income Portfolio	11.70	11.90	26,615
Lord Abbett Series Fund International Portfolio	14.15	17.66	4,345
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.80	14.72	52,482
MFS VIT Emerging Growth Series	9.90	10.63	9,721
MFS VIT Investors Trust Series	10.50	11.07	0
MFS VIT New Discovery Series	9.55	9.88	3,946
MFS VIT Research Series	10.78	11.43	1,307
Neuberger Berman Fasciano Portfolio	10.00	10.25	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.36	0
Neuberger Berman Regency Portfolio	10.00	11.17	0
PIMCO VIT High Yield Portfolio	11.73	12.04	9,232
PIMCO VIT Low Duration Portfolio	10.00	9.96	18,756
PIMCO VIT Real Return Portfolio	11.24	11.31	17,954
PIMCO VIT Total Return Portfolio	10.44	10.54	105,470
Premier VIT OpCap Small Cap Portfolio	10.00	9.52	0
Premier VIT PEA Renaissance Portfolio	10.00	10.04	0
Rydex VT Arktos Fund	5.94	5.93	10,158
Rydex VT Juno Fund	8.95	8.35	1,989
Rydex VT Nova Fund	10.76	11.02	1,092
Rydex VT OTC Fund	11.72	11.68	6,568
Rydex VT Sector Rotation Fund	11.30	12.67	1,692
Rydex VT US Government Bond Fund	10.00	10.60	0
Rydex VT U.S. Govt Money Market Fund	9.67	9.73	14,851
Rydex VT Ursa Fund	7.67	7.50	6,099
Van Eck Worldwide Bond Fund	13.23	12.64	2,319
Van Eck Worldwide Emerging Markets Fund	15.83	20.59	7,660
Van Eck Worldwide Hard Assets Fund	16.37	24.47	10,184
Van Eck Worldwide Real Estate Fund	18.24	21.76	4,239

Table 8 – 1.50% Asset Charge

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.73	0.00
AIM V.I. Global Health Care Fund	10.00	10.24	0.00
AIM V.I. Technology Fund	10.00	10.53	0.00
AIM V.I. Utilities Fund	10.00	10.07	0.00
Alger American Growth Portfolio	10.00	10.45	0.00
Alger American Leveraged AllCap Portfolio	10.00	10.75	0.00
Alger American MidCap Growth Portfolio	10.00	10.26	0.00
Alger American Small Capitalization Portfolio	10.00	10.69	0.00
Amer Century VP Balanced Fund	10.00	10.15	0.00
Amer Century VP Capital Appreciation Fund	10.00	10.97	0.00
Amer Century VP Income & Growth Fund	10.00	10.15	0.00
Amer Century VP Inflation Protection Fund	10.00	10.03	0.00
Amer Century VP International Fund	10.00	10.74	0.00
Amer Century VP Large Company Value Fund	10.00	10.24	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.21	0.00
Amer Century VP Ultra Fund	10.00	10.26	0.00
Amer Century VP Value Fund	10.00	10.21	0.00
Calvert VS Social Equity Portfolio	10.00	10.09	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.89	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	10.05	0.00
Fidelity VIP Asset Manager Portfolio	10.00	10.21	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.25	0.00
Fidelity VIP Balanced Portfolio	10.00	10.45	0.00
Fidelity VIP Contrafund Portfolio	10.00	10.76	0.00
Fidelity VIP Equity-Income Portfolio	10.00	10.29	0.00
Fidelity VIP Growth & Income Portfolio	10.00	10.62	0.00
Fidelity VIP Growth Opportunities Portfolio	10.00	10.70	0.00
Fidelity VIP Growth Portfolio	10.00	10.35	0.00
Fidelity VIP High Income Portfolio	10.00	10.03	0.00
Fidelity VIP Index 500 Portfolio	10.00	10.22	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.97	0.00
Fidelity VIP MidCap Portfolio	10.00	10.78	0.00
Fidelity VIP Money Market Portfolio	10.00	10.08	0.00
Fidelity VIP Overseas Portfolio	10.00	11.09	0.00
Fidelity VIP Value Strategies Portfolio	10.00	10.37	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.10	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.11	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.26	0.00
Janus Aspen Series Growth and Income Portfolio	10.00	10.60	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.00	10.00	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	10.05	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.32	0.00
Lord Abbett Series Fund International Portfolio	10.00	11.24	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.21	0.00
MFS VIT Emerging Growth Series	10.00	10.60	0.00
MFS VIT Investors Trust Series	10.00	10.35	0.00
MFS VIT New Discovery Series	10.00	10.25	0.00
MFS VIT Research Series	10.00	10.17	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.18	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	10.63	0.00
Neuberger Berman Regency Portfolio	10.00	10.36	0.00
PIMCO VIT High Yield Portfolio	10.00	10.02	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.00	0.00
PIMCO VIT Real Return Portfolio	10.00	10.04	0.00
PIMCO VIT Total Return Portfolio	10.00	9.96	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	10.32	0.00
Premier VIT PEA Renaissance Portfolio	10.00	10.28	0.00
Rydex VT Arktos Fund	10.00	9.68	0.00
Rydex VT Juno Fund	10.00	10.09	0.00
Rydex VT Nova Fund	10.00	10.22	0.00
Rydex VT OTC Fund	10.00	10.32	0.00
Rydex VT Sector Rotation Fund	10.00	10.75	0.00
Rydex VT US Government Bond Fund	10.00	9.84	0.00
Rydex VT U.S. Govt Money Market Fund	10.00	10.04	0.00
Rydex VT Ursa Fund	10.00	9.85	0.00
Van Eck Worldwide Bond Fund	10.00	9.82	0.00
Van Eck Worldwide Emerging Markets Fund	10.00	11.43	0.00
Van Eck Worldwide Hard Assets Fund	10.00	11.74	0.00
Van Eck Worldwide Real Estate Fund	10.00	11.22	0.00

Table 9 – 1.55% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Five Years Base Contract with Minimum Premium Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Three Years

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model

(Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.64	12.14	3,113
AIM V.I. Global Health Care Fund	10.43	11.11	30,246
AIM V.I. Technology Fund	9.59	9.65	7,870
AIM V.I. Utilities Fund	11.96	13.76	59,316
Alger American Growth Portfolio	9.56	10.55	129,823
Alger American Leveraged AllCap Portfolio	9.63	10.85	44,589
Alger American MidCap Growth Portfolio	11.73	12.68	81,897
Alger American Small Capitalization Portfolio	12.05	13.87	52,549
Amer Century VP Balanced Fund	11.48	11.86	35,733
Amer Century VP Capital Appreciation Fund	9.96	11.97	11,374
Amer Century VP Income & Growth Fund	11.29	11.62	9,515
Amer Century VP Inflation Protection Fund	10.02	10.02	0
Amer Century VP International Fund	11.59	12.91	180,281
Amer Century VP Large Company Value Fund	10.00	10.40	1,564
Amer Century VP Mid Cap Value Fund	10.00	10.76	977
Amer Century VP Ultra Fund	9.98	10.02	2,569
Amer Century VP Value Fund	12.53	12.93	119,475
Calvert VS Social Equity Portfolio	10.84	11.16	11,247
Calvert VS Social Mid Cap Growth Portfolio	10.87	10.75	3,910
Calvert VS Social Small Cap Growth Portfolio	10.66	9.53	7,882
Fidelity VIP Asset Manager Portfolio	10.78	11.02	52,991
Fidelity VIP Asset Manager: Growth Portfolio	10.54	10.75	13,358
Fidelity VIP Balanced Portfolio	10.84	11.27	28,791
Fidelity VIP Contrafund Portfolio	12.85	14.75	148,453
Fidelity VIP Equity-Income Portfolio	11.66	12.12	71,735
Fidelity VIP Growth & Income Portfolio	10.53	11.14	59,552
Fidelity VIP Growth Opportunities Portfolio	10.65	11.40	2,680
Fidelity VIP Growth Portfolio	9.32	9.69	96,889
Fidelity VIP High Income Portfolio	13.67	13.77	98,176
Fidelity VIP Index 500 Portfolio	10.71	11.03	181,921
Fidelity VIP Investment Grade Bond Portfolio	11.38	11.42	60,718
Fidelity VIP MidCap Portfolio	14.96	17.38	34,411
Fidelity VIP Money Market Portfolio	9.90	10.05	156,452
Fidelity VIP Overseas Portfolio	13.03	15.24	38,125
Fidelity VIP Value Strategies Portfolio	11.17	11.26	8,078
Goldman Sachs VIT Core Small Cap Fund	10.00	10.62	12,007
Goldman Sachs VIT Growth and Income Fund	10.00	10.33	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.27	3,505
Janus Aspen Series Growth and Income Portfolio	13.20	14.60	12,605
JPMorgan Bond Portfolio (Series Trust II)	11.07	11.20	42,869
JPMorgan Small Company (Series Trust II) Portfolio	12.73	12.96	30,159
Lord Abbett Series Fund Growth & Income Portfolio	11.66	11.86	73,451
Lord Abbett Series Fund International Portfolio	14.11	17.59	28,401
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.76	14.67	156,611
MFS VIT Emerging Growth Series	9.87	10.59	25,539
MFS VIT Investors Trust Series	10.47	11.03	18,554
MFS VIT New Discovery Series	9.52	9.84	14,389
MFS VIT Research Series	10.75	11.38	13,014
Neuberger Berman Fasciano Portfolio	10.00	10.24	6,412
Neuberger Berman MidCap Growth Portfolio	10.00	11.35	1,902
Neuberger Berman Regency Portfolio	10.00	11.16	589
PIMCO VIT High Yield Portfolio	11.71	12.01	43,052
PIMCO VIT Low Duration Portfolio	9.99	9.93	14,368
PIMCO VIT Real Return Portfolio	11.22	11.28	56,796
PIMCO VIT Total Return Portfolio	10.42	10.51	202,533
Premier VIT OpCap Small Cap Portfolio	10.00	9.51	0
Premier VIT PEA Renaissance Portfolio	10.00	10.03	0
Rydex VT Arktos Fund	5.92	5.90	20,756
Rydex VT Juno Fund	8.94	8.34	2,599
Rydex VT Nova Fund	10.73	10.98	1,761
Rydex VT OTC Fund	11.69	11.64	1,603
Rydex VT Sector Rotation Fund	11.29	12.65	675
Rydex VT US Government Bond Fund	10.00	10.59	0
Rydex VT U.S. Govt Money Market Fund	9.65	9.69	5,512
Rydex VT Ursa Fund	7.65	7.47	14,094
Van Eck Worldwide Bond Fund	13.20	12.60	10,079
Van Eck Worldwide Emerging Markets Fund	15.78	20.51	29,446
Van Eck Worldwide Hard Assets Fund	16.32	24.37	33,843
Van Eck Worldwide Real Estate Fund	18.20	21.69	28,951

Table 10 – 1.60% Asset Charge

Base Contract with Minimum Premium Rider and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.73	0.00
AIM V.I. Global Health Care Fund	10.00	10.24	0.00
AIM V.I. Technology Fund	10.00	10.52	0.00
AIM V.I. Utilities Fund	10.00	10.07	0.00
Alger American Growth Portfolio	10.00	10.45	0.00
Alger American Leveraged AllCap Portfolio	10.00	10.75	0.00
Alger American MidCap Growth Portfolio	10.00	10.26	0.00
Alger American Small Capitalization Portfolio	10.00	10.68	0.00
Amer Century VP Balanced Fund	10.00	10.15	0.00
Amer Century VP Capital Appreciation Fund	10.00	10.96	0.00
Amer Century VP Income & Growth Fund	10.00	10.15	0.00
Amer Century VP Inflation Protection Fund	10.00	10.03	0.00
Amer Century VP International Fund	10.00	10.74	0.00
Amer Century VP Large Company Value Fund	10.00	10.24	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.21	0.00
Amer Century VP Ultra Fund	10.00	10.26	0.00
Amer Century VP Value Fund	10.00	10.20	0.00
Calvert VS Social Equity Portfolio	10.00	10.09	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.89	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	10.05	0.00
Fidelity VIP Asset Manager Portfolio	10.00	10.21	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.25	0.00
Fidelity VIP Balanced Portfolio	10.00	10.44	0.00
Fidelity VIP Contrafund Portfolio	10.00	10.76	0.00
Fidelity VIP Equity-Income Portfolio	10.00	10.29	0.00
Fidelity VIP Growth & Income Portfolio	10.00	10.62	0.00
Fidelity VIP Growth Opportunities Portfolio	10.00	10.70	0.00
Fidelity VIP Growth Portfolio	10.00	10.35	0.00
Fidelity VIP High Income Portfolio	10.00	10.03	0.00
Fidelity VIP Index 500 Portfolio	10.00	10.22	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.97	0.00
Fidelity VIP MidCap Portfolio	10.00	10.78	0.00
Fidelity VIP Money Market Portfolio	10.00	10.07	0.00
Fidelity VIP Overseas Portfolio	10.00	11.09	0.00
Fidelity VIP Value Strategies Portfolio	10.00	10.36	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.10	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.11	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.26	0.00
Janus Aspen Series Growth and Income Portfolio	10.00	10.59	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.00	9.99	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	10.05	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.31	0.00
Lord Abbett Series Fund International Portfolio	10.00	11.24	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.21	0.00
MFS VIT Emerging Growth Series	10.00	10.59	0.00
MFS VIT Investors Trust Series	10.00	10.34	0.00
MFS VIT New Discovery Series	10.00	10.24	0.00
MFS VIT Research Series	10.00	10.17	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.17	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	10.62	0.00
Neuberger Berman Regency Portfolio	10.00	10.36	0.00
PIMCO VIT High Yield Portfolio	10.00	10.02	0.00
PIMCO VIT Low Duration Portfolio	10.00	10.00	0.00
PIMCO VIT Real Return Portfolio	10.00	10.04	0.00
PIMCO VIT Total Return Portfolio	10.00	9.95	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	10.32	0.00
Premier VIT PEA Renaissance Portfolio	10.00	10.27	0.00
Rydex VT Arktos Fund	10.00	9.68	0.00
Rydex VT Juno Fund	10.00	10.09	0.00
Rydex VT Nova Fund	10.00	10.21	0.00
Rydex VT OTC Fund	10.00	10.31	0.00
Rydex VT Sector Rotation Fund	10.00	10.75	0.00
Rydex VT US Government Bond Fund	10.00	9.83	0.00
Rydex VT U.S. Govt Money Market Fund	10.00	10.04	0.00
Rydex VT Ursa Fund	10.00	9.85	0.00
Van Eck Worldwide Bond Fund	10.00	9.82	0.00
Van Eck Worldwide Emerging Markets Fund	10.00	11.42	0.00
Van Eck Worldwide Hard Assets Fund	10.00	11.74	0.00
Van Eck Worldwide Real Estate Fund	10.00	11.22	0.00

Table 11 – 1.65% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Three Years Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB

Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset

Allocation Model  (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	13.10	13.65	0
AIM V.I. Global Health Care Fund	12.38	13.17	106
AIM V.I. Technology Fund	14.20	14.27	0
AIM V.I. Utilities Fund	14.44	16.60	82
Alger American Growth Portfolio	13.13	14.47	813
Alger American Leveraged AllCap Portfolio	13.04	14.69	0
Alger American MidCap Growth Portfolio	15.36	16.59	297
Alger American Small Capitalization Portfolio	15.80	18.17	0
Amer Century VP Balanced Fund	12.68	13.08	0
Amer Century VP Capital Appreciation Fund	12.22	14.67	0
Amer Century VP Income & Growth Fund	13.90	14.29	0
Amer Century VP Inflation Protection Fund	10.02	10.01	0
Amer Century VP International Fund	13.67	15.21	1,679
Amer Century VP Large Company Value Fund	10.00	10.39	0
Amer Century VP Mid Cap Value Fund	10.00	10.75	0
Amer Century VP Ultra Fund	9.98	10.01	0
Amer Century VP Value Fund	14.36	14.81	1,280
Calvert VS Social Equity Portfolio	12.65	13.01	0
Calvert VS Social Mid Cap Growth Portfolio	13.67	13.50	0
Calvert VS Social Small Cap Growth Portfolio	14.37	12.84	0
Fidelity VIP Asset Manager Portfolio	11.97	12.22	0
Fidelity VIP Asset Manager: Growth Portfolio	12.47	12.70	0
Fidelity VIP Balanced Portfolio	11.91	12.37	0
Fidelity VIP Contrafund Portfolio	13.96	16.02	562
Fidelity VIP Equity-Income Portfolio	13.99	14.53	0
Fidelity VIP Growth & Income Portfolio	12.36	13.06	0
Fidelity VIP Growth Opportunities Portfolio	13.01	13.91	0
Fidelity VIP Growth Portfolio	12.76	13.25	0
Fidelity VIP High Income Portfolio	14.15	14.24	240
Fidelity VIP Index 500 Portfolio	13.35	13.73	1,272
Fidelity VIP Investment Grade Bond Portfolio	10.87	10.90	0
Fidelity VIP MidCap Portfolio	16.78	19.48	0
Fidelity VIP Money Market Portfolio	9.89	10.02	0
Fidelity VIP Overseas Portfolio	15.36	17.94	449
Fidelity VIP Value Strategies Portfolio	11.16	11.24	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.61	0
Goldman Sachs VIT Growth and Income Fund	10.00	10.32	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.26	0
Janus Aspen Series Growth and Income Portfolio	13.18	14.56	0
JPMorgan Bond Portfolio (Series Trust II)	10.68	10.80	0
JPMorgan Small Company (Series Trust II) Portfolio	16.62	16.91	222
Lord Abbett Series Fund Growth & Income Portfolio	14.18	14.40	96
Lord Abbett Series Fund International Portfolio	16.49	20.54	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.37	16.36	595
MFS VIT Emerging Growth Series	13.63	14.60	0
MFS VIT Investors Trust Series	12.70	13.37	0
MFS VIT New Discovery Series	13.15	13.59	0
MFS VIT Research Series	13.60	14.39	0
Neuberger Berman Fasciano Portfolio	10.00	10.23	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.34	0
Neuberger Berman Regency Portfolio	10.00	11.15	0
PIMCO VIT High Yield Portfolio	11.69	11.97	0
PIMCO VIT Low Duration Portfolio	9.97	9.90	0
PIMCO VIT Real Return Portfolio	11.21	11.25	0
PIMCO VIT Total Return Portfolio	10.40	10.49	1,912
Premier VIT OpCap Small Cap Portfolio	10.00	9.50	0
Premier VIT PEA Renaissance Portfolio	10.00	10.02	0
Rydex VT Arktos Fund	5.39	5.37	135
Rydex VT Juno Fund	8.93	8.33	0
Rydex VT Nova Fund	14.74	15.07	0
Rydex VT OTC Fund	14.76	14.68	0
Rydex VT Sector Rotation Fund	11.29	12.63	55
Rydex VT US Government Bond Fund	10.00	10.58	0
Rydex VT U.S. Govt Money Market Fund	9.68	9.71	0
Rydex VT Ursa Fund	6.73	6.57	109
Van Eck Worldwide Bond Fund	13.17	12.56	0
Van Eck Worldwide Emerging Markets Fund	19.19	24.92	29
Van Eck Worldwide Hard Assets Fund	18.58	27.72	76
Van Eck Worldwide Real Estate Fund	18.16	21.62	0

Table 12 – 1.70% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Zero Years

Base Contract with GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.59	12.07	403
AIM V.I. Global Health Care Fund	10.38	11.04	0
AIM V.I. Technology Fund	9.56	9.60	0
AIM V.I. Utilities Fund	11.91	13.69	1,907
Alger American Growth Portfolio	9.52	10.49	2,323
Alger American Leveraged AllCap Portfolio	9.59	10.79	240
Alger American MidCap Growth Portfolio	11.68	12.61	906
Alger American Small Capitalization Portfolio	12.00	13.79	0
Amer Century VP Balanced Fund	11.43	11.79	485
Amer Century VP Capital Appreciation Fund	9.92	11.90	0
Amer Century VP Income & Growth Fund	11.24	11.55	86
Amer Century VP Inflation Protection Fund	10.02	10.01	0
Amer Century VP International Fund	11.54	12.84	3,456
Amer Century VP Large Company Value Fund	10.00	10.38	0
Amer Century VP Mid Cap Value Fund	10.00	10.75	0
Amer Century VP Ultra Fund	9.98	10.01	0
Amer Century VP Value Fund	12.47	12.86	11,291
Calvert VS Social Equity Portfolio	10.80	11.10	0
Calvert VS Social Mid Cap Growth Portfolio	10.83	10.69	0
Calvert VS Social Small Cap Growth Portfolio	10.61	9.48	0
Fidelity VIP Asset Manager Portfolio	10.74	10.95	424
Fidelity VIP Asset Manager: Growth Portfolio	10.49	10.69	0
Fidelity VIP Balanced Portfolio	10.79	11.20	0
Fidelity VIP Contrafund Portfolio	12.79	14.67	2,738
Fidelity VIP Equity-Income Portfolio	11.61	12.05	0
Fidelity VIP Growth & Income Portfolio	10.48	11.07	0
Fidelity VIP Growth Opportunities Portfolio	10.60	11.33	0
Fidelity VIP Growth Portfolio	9.28	9.63	494
Fidelity VIP High Income Portfolio	13.61	13.69	761
Fidelity VIP Index 500 Portfolio	10.67	10.96	3,480
Fidelity VIP Investment Grade Bond Portfolio	11.33	11.35	398
Fidelity VIP MidCap Portfolio	14.89	17.28	5,121
Fidelity VIP Money Market Portfolio	9.86	9.99	2,581
Fidelity VIP Overseas Portfolio	12.97	15.15	3,960
Fidelity VIP Value Strategies Portfolio	11.16	11.23	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.61	383
Goldman Sachs VIT Growth and Income Fund	10.00	10.32	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.26	0
Janus Aspen Series Growth and Income Portfolio	13.17	14.54	3,804
JPMorgan Bond Portfolio (Series Trust II)	11.02	11.14	7,157
JPMorgan Small Company (Series Trust II) Portfolio	12.68	12.89	2,136
Lord Abbett Series Fund Growth & Income Portfolio	11.61	11.79	319
Lord Abbett Series Fund International Portfolio	14.05	17.49	120
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.70	14.58	3,018
MFS VIT Emerging Growth Series	9.83	10.52	0
MFS VIT Investors Trust Series	10.42	10.97	0
MFS VIT New Discovery Series	9.48	9.79	0
MFS VIT Research Series	10.70	11.32	0
Neuberger Berman Fasciano Portfolio	10.00	10.23	2,063
Neuberger Berman MidCap Growth Portfolio	10.00	11.33	0
Neuberger Berman Regency Portfolio	10.00	11.14	1,444
PIMCO VIT High Yield Portfolio	11.68	11.96	5,651
PIMCO VIT Low Duration Portfolio	9.96	9.89	0
PIMCO VIT Real Return Portfolio	11.20	11.24	7,801
PIMCO VIT Total Return Portfolio	10.40	10.47	7,856
Premier VIT OpCap Small Cap Portfolio	10.00	9.50	0
Premier VIT PEA Renaissance Portfolio	10.00	10.01	0
Rydex VT Arktos Fund	5.90	5.87	0
Rydex VT Juno Fund	8.93	8.32	0
Rydex VT Nova Fund	10.69	10.92	0
Rydex VT OTC Fund	11.64	11.58	0
Rydex VT Sector Rotation Fund	11.28	12.61	0
Rydex VT US Government Bond Fund	10.00	10.57	0
Rydex VT U.S. Govt Money Market Fund	9.61	9.64	0
Rydex VT Ursa Fund	7.62	7.43	0
Van Eck Worldwide Bond Fund	13.15	12.54	5,361
Van Eck Worldwide Emerging Markets Fund	15.72	20.40	2,766
Van Eck Worldwide Hard Assets Fund	16.25	24.23	1,250
Van Eck Worldwide Real Estate Fund	18.14	21.59	99

Table 13 – 1.75% Asset Charge

Base Contract with Bonus Credit Rider and GMWB Moderate-Conservative Asset Allocation Model (Available

on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.39	10.81	0
AIM V.I. Global Health Care Fund	10.73	11.40	0
AIM V.I. Technology Fund	10.25	10.29	0
AIM V.I. Utilities Fund	10.07	11.57	0
Alger American Growth Portfolio	10.35	11.39	818
Alger American Leveraged AllCap Portfolio	10.31	11.59	0
Alger American MidCap Growth Portfolio	10.28	11.09	0
Alger American Small Capitalization Portfolio	10.40	11.94	0
Amer Century VP Balanced Fund	10.16	10.48	0
Amer Century VP Capital Appreciation Fund	10.39	12.46	0
Amer Century VP Income & Growth Fund	10.31	10.59	0
Amer Century VP Inflation Protection Fund	10.02	10.00	0
Amer Century VP International Fund	10.35	11.50	1,506
Amer Century VP Large Company Value Fund	10.00	10.38	0
Amer Century VP Mid Cap Value Fund	10.00	10.74	0
Amer Century VP Ultra Fund	9.98	10.00	0
Amer Century VP Value Fund	10.31	10.63	1,462
Calvert VS Social Equity Portfolio	10.22	10.50	0
Calvert VS Social Mid Cap Growth Portfolio	10.31	10.17	0
Calvert VS Social Small Cap Growth Portfolio	10.34	9.23	0
Fidelity VIP Asset Manager Portfolio	10.16	10.37	0
Fidelity VIP Asset Manager: Growth Portfolio	10.21	10.39	0
Fidelity VIP Balanced Portfolio	10.11	10.49	0
Fidelity VIP Contrafund Portfolio	10.22	11.71	0
Fidelity VIP Equity-Income Portfolio	10.24	10.62	0
Fidelity VIP Growth & Income Portfolio	10.15	10.72	0
Fidelity VIP Growth Opportunities Portfolio	10.21	10.90	0
Fidelity VIP Growth Portfolio	10.20	10.58	0
Fidelity VIP High Income Portfolio	10.10	10.15	601
Fidelity VIP Index 500 Portfolio	10.24	10.52	1,170
Fidelity VIP Investment Grade Bond Portfolio	10.04	10.05	0
Fidelity VIP MidCap Portfolio	10.23	11.86	0
Fidelity VIP Money Market Portfolio	10.00	10.13	2,851
Fidelity VIP Overseas Portfolio	10.36	12.09	0
Fidelity VIP Value Strategies Portfolio	10.55	10.62	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.60	435
Goldman Sachs VIT Growth and Income Fund	10.00	10.31	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.25	0
Janus Aspen Series Growth and Income Portfolio	10.38	11.46	0
JPMorgan Bond Portfolio (Series Trust II)	10.05	10.15	1,944
JPMorgan Small Company (Series Trust II) Portfolio	10.35	10.52	0
Lord Abbett Series Fund Growth & Income Portfolio	10.27	10.42	0
Lord Abbett Series Fund International Portfolio	10.41	12.95	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.37	11.03	702
MFS VIT Emerging Growth Series	10.41	11.14	0
MFS VIT Investors Trust Series	10.30	10.84	0
MFS VIT New Discovery Series	10.36	10.69	0
MFS VIT Research Series	10.36	10.96	0
Neuberger Berman Fasciano Portfolio	10.00	10.22	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.33	0
Neuberger Berman Regency Portfolio	10.00	11.14	0
PIMCO VIT High Yield Portfolio	10.08	10.31	0
PIMCO VIT Low Duration Portfolio	10.00	9.93	0
PIMCO VIT Real Return Portfolio	10.11	10.14	0
PIMCO VIT Total Return Portfolio	10.04	10.11	3,150
Premier VIT OpCap Small Cap Portfolio	10.00	9.50	0
Premier VIT PEA Renaissance Portfolio	10.00	10.01	0
Rydex VT Arktos Fund	9.73	9.68	0
Rydex VT Juno Fund	9.85	9.18	0
Rydex VT Nova Fund	10.37	10.60	0
Rydex VT OTC Fund	10.26	10.20	0
Rydex VT Sector Rotation Fund	10.28	11.49	0
Rydex VT US Government Bond Fund	10.00	10.57	0
Rydex VT U.S. Govt Money Market Fund	9.99	10.02	0
Rydex VT Ursa Fund	9.74	9.50	0
Van Eck Worldwide Bond Fund	10.10	9.63	0
Van Eck Worldwide Emerging Markets Fund	10.54	13.67	0
Van Eck Worldwide Hard Assets Fund	9.74	14.52	0
Van Eck Worldwide Real Estate Fund	10.55	12.54	0

Table 14 – 1.80% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Five Years

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Estate Planning Rider and Surrender Charge Rider – Zero Years

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.56	12.02	12,005
AIM V.I. Global Health Care Fund	10.35	11.00	6,596
AIM V.I. Technology Fund	9.53	9.56	1,771
AIM V.I. Utilities Fund	11.88	13.64	266
Alger American Growth Portfolio	9.49	10.45	18,126
Alger American Leveraged AllCap Portfolio	9.56	10.75	1,752
Alger American MidCap Growth Portfolio	11.64	12.56	9,816
Alger American Small Capitalization Portfolio	11.96	13.73	0
Amer Century VP Balanced Fund	11.39	11.74	6,684
Amer Century VP Capital Appreciation Fund	9.89	11.86	0
Amer Century VP Income & Growth Fund	11.21	11.51	642
Amer Century VP Inflation Protection Fund	10.02	10.00	0
Amer Century VP International Fund	11.51	12.79	38,113
Amer Century VP Large Company Value Fund	10.00	10.37	87
Amer Century VP Mid Cap Value Fund	10.00	10.74	0
Amer Century VP Ultra Fund	9.98	10.00	0
Amer Century VP Value Fund	12.43	12.81	29,258
Calvert VS Social Equity Portfolio	10.77	11.06	0
Calvert VS Social Mid Cap Growth Portfolio	10.80	10.65	527
Calvert VS Social Small Cap Growth Portfolio	10.59	9.44	357
Fidelity VIP Asset Manager Portfolio	10.71	10.91	273
Fidelity VIP Asset Manager: Growth Portfolio	10.46	10.64	815
Fidelity VIP Balanced Portfolio	10.76	11.16	2,165
Fidelity VIP Contrafund Portfolio	12.75	14.61	22,355
Fidelity VIP Equity-Income Portfolio	11.58	12.00	4,893
Fidelity VIP Growth & Income Portfolio	10.45	11.03	1,377
Fidelity VIP Growth Opportunities Portfolio	10.57	11.29	80
Fidelity VIP Growth Portfolio	9.26	9.59	307
Fidelity VIP High Income Portfolio	13.57	13.64	8,591
Fidelity VIP Index 500 Portfolio	10.64	10.92	31,544
Fidelity VIP Investment Grade Bond Portfolio	11.30	11.31	0
Fidelity VIP MidCap Portfolio	14.85	17.21	14,213
Fidelity VIP Money Market Portfolio	9.83	9.95	22,703
Fidelity VIP Overseas Portfolio	12.94	15.09	4,556
Fidelity VIP Value Strategies Portfolio	11.15	11.22	3,417
Goldman Sachs VIT Core Small Cap Fund	10.00	10.60	1,884
Goldman Sachs VIT Growth and Income Fund	10.00	10.31	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.25	80
Janus Aspen Series Growth and Income Portfolio	13.14	14.50	405
JPMorgan Bond Portfolio (Series Trust II)	10.99	11.10	9,101
JPMorgan Small Company (Series Trust II) Portfolio	12.64	12.84	2,670
Lord Abbett Series Fund Growth & Income Portfolio	11.58	11.74	5,717
Lord Abbett Series Fund International Portfolio	14.01	17.42	2,708
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.66	14.52	11,980
MFS VIT Emerging Growth Series	9.80	10.48	838
MFS VIT Investors Trust Series	10.39	10.92	0
MFS VIT New Discovery Series	9.45	9.75	2,064
MFS VIT Research Series	10.67	11.27	0
Neuberger Berman Fasciano Portfolio	10.00	10.22	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.32	0
Neuberger Berman Regency Portfolio	10.00	11.13	0
PIMCO VIT High Yield Portfolio	11.66	11.93	1,903
PIMCO VIT Low Duration Portfolio	9.94	9.87	0
PIMCO VIT Real Return Portfolio	11.18	11.21	3,325
PIMCO VIT Total Return Portfolio	10.38	10.44	40,575
Premier VIT OpCap Small Cap Portfolio	10.00	9.49	0
Premier VIT PEA Renaissance Portfolio	10.00	10.00	0
Rydex VT Arktos Fund	5.88	5.85	197
Rydex VT Juno Fund	8.92	8.31	0
Rydex VT Nova Fund	10.66	10.88	120
Rydex VT OTC Fund	11.61	11.53	818
Rydex VT Sector Rotation Fund	11.28	12.59	0
Rydex VT US Government Bond Fund	10.00	10.56	88
Rydex VT U.S. Govt Money Market Fund	9.58	9.60	0
Rydex VT Ursa Fund	7.60	7.41	0
Van Eck Worldwide Bond Fund	13.13	12.50	192
Van Eck Worldwide Emerging Markets Fund	15.68	20.33	1,853
Van Eck Worldwide Hard Assets Fund	16.20	24.14	210
Van Eck Worldwide Real Estate Fund	18.11	21.52	282

Table 15 – 1.85% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate Asset Allocation Model

(Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB

Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

(Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.72	0
AIM V.I. Global Health Care Fund	10.00	10.23	0
AIM V.I. Technology Fund	10.00	10.51	0
AIM V.I. Utilities Fund	10.00	10.06	0
Alger American Growth Portfolio	10.00	10.44	272
Alger American Leveraged AllCap Portfolio	10.00	10.74	0
Alger American MidCap Growth Portfolio	10.00	10.25	120
Alger American Small Capitalization Portfolio	10.00	10.67	0
Amer Century VP Balanced Fund	10.00	10.14	0
Amer Century VP Capital Appreciation Fund	10.00	10.95	0
Amer Century VP Income & Growth Fund	10.00	10.14	0
Amer Century VP Inflation Protection Fund	10.00	10.02	0
Amer Century VP International Fund	10.00	10.73	659
Amer Century VP Large Company Value Fund	10.00	10.23	0
Amer Century VP Mid Cap Value Fund	10.00	10.20	0
Amer Century VP Ultra Fund	10.00	10.25	0
Amer Century VP Value Fund	10.00	10.20	523
Calvert VS Social Equity Portfolio	10.00	10.08	0
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.88	0
Calvert VS Social Small Cap Growth Portfolio	10.00	10.04	0
Fidelity VIP Asset Manager Portfolio	10.00	10.20	0
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.24	0
Fidelity VIP Balanced Portfolio	10.00	10.43	0
Fidelity VIP Contrafund Portfolio	10.00	10.75	0
Fidelity VIP Equity-Income Portfolio	10.00	10.28	0
Fidelity VIP Growth & Income Portfolio	10.00	10.61	0
Fidelity VIP Growth Opportunities Portfolio	10.00	10.69	0
Fidelity VIP Growth Portfolio	10.00	10.34	0
Fidelity VIP High Income Portfolio	10.00	10.02	165
Fidelity VIP Index 500 Portfolio	10.00	10.21	556
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.96	0
Fidelity VIP MidCap Portfolio	10.00	10.77	0
Fidelity VIP Money Market Portfolio	10.00	10.06	369
Fidelity VIP Overseas Portfolio	10.00	11.08	0
Fidelity VIP Value Strategies Portfolio	10.00	10.36	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.09	121
Goldman Sachs VIT Growth and Income Fund	10.00	10.10	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.25	0
Janus Aspen Series Growth and Income Portfolio	10.00	10.58	0
JPMorgan Bond Portfolio (Series Trust II)	10.00	9.98	207
JPMorgan Small Company (Series Trust II) Portfolio	10.00	10.04	0
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.30	0
Lord Abbett Series Fund International Portfolio	10.00	11.23	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.20	200
MFS VIT Emerging Growth Series	10.00	10.58	0
MFS VIT Investors Trust Series	10.00	10.33	0
MFS VIT New Discovery Series	10.00	10.23	0
MFS VIT Research Series	10.00	10.16	0
Neuberger Berman Fasciano Portfolio	10.00	10.16	0
Neuberger Berman MidCap Growth Portfolio	10.00	10.62	0
Neuberger Berman Regency Portfolio	10.00	10.35	0
PIMCO VIT High Yield Portfolio	10.00	10.01	0
PIMCO VIT Low Duration Portfolio	10.00	9.99	0
PIMCO VIT Real Return Portfolio	10.00	10.03	0
PIMCO VIT Total Return Portfolio	10.00	9.94	833
Premier VIT OpCap Small Cap Portfolio	10.00	10.31	0
Premier VIT PEA Renaissance Portfolio	10.00	10.27	0
Rydex VT Arktos Fund	10.00	9.67	0
Rydex VT Juno Fund	10.00	10.08	0
Rydex VT Nova Fund	10.00	10.20	0
Rydex VT OTC Fund	10.00	10.30	0
Rydex VT Sector Rotation Fund	10.00	10.74	0
Rydex VT US Government Bond Fund	10.00	9.82	0
Rydex VT U.S. Govt Money Market Fund	10.00	10.03	0
Rydex VT Ursa Fund	10.00	9.84	0
Van Eck Worldwide Bond Fund	10.00	9.81	0
Van Eck Worldwide Emerging Markets Fund	10.00	11.41	0
Van Eck Worldwide Hard Assets Fund	10.00	11.73	0
Van Eck Worldwide Real Estate Fund	10.00	11.21	0

Table 16 – 1.90% Asset Charge

Base Contract with Bonus Credit Rider and Estate Planning Rider

Base Contract with Higher Education Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Three Years

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.52	11.98	0
AIM V.I. Global Health Care Fund	10.32	10.96	898
AIM V.I. Technology Fund	9.51	9.53	0
AIM V.I. Utilities Fund	11.85	13.59	1,448
Alger American Growth Portfolio	9.46	10.40	2,916
Alger American Leveraged AllCap Portfolio	9.53	10.71	0
Alger American MidCap Growth Portfolio	11.61	12.51	1,379
Alger American Small Capitalization Portfolio	11.93	13.68	0
Amer Century VP Balanced Fund	11.36	11.70	0
Amer Century VP Capital Appreciation Fund	9.86	11.81	309
Amer Century VP Income & Growth Fund	11.18	11.46	0
Amer Century VP Inflation Protection Fund	10.02	9.99	0
Amer Century VP International Fund	11.48	12.74	5,707
Amer Century VP Large Company Value Fund	10.00	10.36	0
Amer Century VP Mid Cap Value Fund	10.00	10.73	0
Amer Century VP Ultra Fund	9.98	9.99	0
Amer Century VP Value Fund	12.40	12.76	4,490
Calvert VS Social Equity Portfolio	10.74	11.02	0
Calvert VS Social Mid Cap Growth Portfolio	10.77	10.61	0
Calvert VS Social Small Cap Growth Portfolio	10.56	9.41	0
Fidelity VIP Asset Manager Portfolio	10.67	10.87	0
Fidelity VIP Asset Manager: Growth Portfolio	10.43	10.60	0
Fidelity VIP Balanced Portfolio	10.73	11.11	0
Fidelity VIP Contrafund Portfolio	12.72	14.55	3,400
Fidelity VIP Equity-Income Portfolio	11.54	11.96	0
Fidelity VIP Growth & Income Portfolio	10.42	10.99	0
Fidelity VIP Growth Opportunities Portfolio	10.54	11.24	0
Fidelity VIP Growth Portfolio	9.23	9.55	0
Fidelity VIP High Income Portfolio	13.53	13.58	769
Fidelity VIP Index 500 Portfolio	10.60	10.88	4,455
Fidelity VIP Investment Grade Bond Portfolio	11.27	11.26	1,247
Fidelity VIP MidCap Portfolio	14.81	17.15	278
Fidelity VIP Money Market Portfolio	9.80	9.91	3,459
Fidelity VIP Overseas Portfolio	12.90	15.03	1,984
Fidelity VIP Value Strategies Portfolio	11.14	11.20	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.59	0
Goldman Sachs VIT Growth and Income Fund	10.00	10.30	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.23	0
Janus Aspen Series Growth and Income Portfolio	13.12	14.46	0
JPMorgan Bond Portfolio (Series Trust II)	10.96	11.06	2,079
JPMorgan Small Company (Series Trust II) Portfolio	12.61	12.79	983
Lord Abbett Series Fund Growth & Income Portfolio	11.55	11.70	1,289
Lord Abbett Series Fund International Portfolio	13.97	17.36	580
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.62	14.47	3,648
MFS VIT Emerging Growth Series	9.77	10.44	0
MFS VIT Investors Trust Series	10.36	10.88	0
MFS VIT New Discovery Series	9.42	9.71	0
MFS VIT Research Series	10.64	11.23	0
Neuberger Berman Fasciano Portfolio	10.00	10.21	944
Neuberger Berman MidCap Growth Portfolio	10.00	11.31	0
Neuberger Berman Regency Portfolio	10.00	11.12	833
PIMCO VIT High Yield Portfolio	11.64	11.89	0
PIMCO VIT Low Duration Portfolio	9.93	9.84	0
PIMCO VIT Real Return Portfolio	11.16	11.18	0
PIMCO VIT Total Return Portfolio	10.36	10.42	6,322
Premier VIT OpCap Small Cap Portfolio	10.00	9.48	0
Premier VIT PEA Renaissance Portfolio	10.00	9.99	0
Rydex VT Arktos Fund	5.87	5.83	1,753
Rydex VT Juno Fund	8.92	8.29	0
Rydex VT Nova Fund	10.63	10.84	0
Rydex VT OTC Fund	11.58	11.49	0
Rydex VT Sector Rotation Fund	11.27	12.57	0
Rydex VT US Government Bond Fund	10.00	10.55	954
Rydex VT U.S. Govt Money Market Fund	9.56	9.57	0
Rydex VT Ursa Fund	7.58	7.38	1,377
Van Eck Worldwide Bond Fund	13.10	12.46	0
Van Eck Worldwide Emerging Markets Fund	15.64	20.25	499
Van Eck Worldwide Hard Assets Fund	16.16	24.04	824
Van Eck Worldwide Real Estate Fund	18.07	21.45	930

Table 17 – 1.95% Asset Charge

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB

Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model

(Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	13.02	13.52	0
AIM V.I. Global Health Care Fund	12.30	13.05	0
AIM V.I. Technology Fund	14.11	14.14	0
AIM V.I. Utilities Fund	14.35	16.44	50
Alger American Growth Portfolio	13.04	14.33	23,861
Alger American Leveraged AllCap Portfolio	12.96	14.55	0
Alger American MidCap Growth Portfolio	15.26	16.43	2,044
Alger American Small Capitalization Portfolio	15.70	18.00	596
Amer Century VP Balanced Fund	12.59	12.96	390
Amer Century VP Capital Appreciation Fund	12.14	14.53	436
Amer Century VP Income & Growth Fund	13.81	14.15	0
Amer Century VP Inflation Protection Fund	10.02	9.98	0
Amer Century VP International Fund	13.58	15.06	45,139
Amer Century VP Large Company Value Fund	10.00	10.36	0
Amer Century VP Mid Cap Value Fund	10.00	10.72	0
Amer Century VP Ultra Fund	9.98	9.98	0
Amer Century VP Value Fund	14.26	14.67	38,356
Calvert VS Social Equity Portfolio	12.57	12.89	0
Calvert VS Social Mid Cap Growth Portfolio	13.58	13.37	0
Calvert VS Social Small Cap Growth Portfolio	14.27	12.71	0
Fidelity VIP Asset Manager Portfolio	11.89	12.10	0
Fidelity VIP Asset Manager: Growth Portfolio	12.39	12.58	0
Fidelity VIP Balanced Portfolio	11.83	12.25	0
Fidelity VIP Contrafund Portfolio	13.87	15.87	0
Fidelity VIP Equity-Income Portfolio	13.90	14.39	0
Fidelity VIP Growth & Income Portfolio	12.28	12.94	0
Fidelity VIP Growth Opportunities Portfolio	12.93	13.78	0
Fidelity VIP Growth Portfolio	12.68	13.12	0
Fidelity VIP High Income Portfolio	12.84	12.88	16,147
Fidelity VIP Index 500 Portfolio	13.27	13.60	35,957
Fidelity VIP Investment Grade Bond Portfolio	10.80	10.79	0
Fidelity VIP MidCap Portfolio	16.67	19.30	395
Fidelity VIP Money Market Portfolio	9.82	9.92	88,652
Fidelity VIP Overseas Portfolio	15.36	17.93	71
Fidelity VIP Value Strategies Portfolio	11.14	11.19	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.58	14,856
Goldman Sachs VIT Growth and Income Fund	10.00	10.29	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.23	0
Janus Aspen Series Growth and Income Portfolio	13.11	14.44	0
JPMorgan Bond Portfolio (Series Trust II)	10.61	10.69	54,822
JPMorgan Small Company (Series Trust II) Portfolio	16.51	16.75	414
Lord Abbett Series Fund Growth & Income Portfolio	14.08	14.26	412
Lord Abbett Series Fund International Portfolio	16.38	20.35	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.27	16.21	16,342
MFS VIT Emerging Growth Series	13.54	14.46	0
MFS VIT Investors Trust Series	12.62	13.25	0
MFS VIT New Discovery Series	13.07	13.46	0
MFS VIT Research Series	13.51	14.26	0
Neuberger Berman Fasciano Portfolio	10.00	10.20	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.30	0
Neuberger Berman Regency Portfolio	10.00	11.11	0
PIMCO VIT High Yield Portfolio	11.63	11.88	376
PIMCO VIT Low Duration Portfolio	9.92	9.83	0
PIMCO VIT Real Return Portfolio	11.15	11.16	0
PIMCO VIT Total Return Portfolio	10.35	10.40	103,297
Premier VIT OpCap Small Cap Portfolio	10.00	9.48	0
Premier VIT PEA Renaissance Portfolio	10.00	9.99	0
Rydex VT Arktos Fund	5.36	5.32	0
Rydex VT Juno Fund	8.92	8.29	0
Rydex VT Nova Fund	14.64	14.93	0
Rydex VT OTC Fund	14.66	14.54	0
Rydex VT Sector Rotation Fund	11.26	12.56	0
Rydex VT US Government Bond Fund	10.00	10.55	0
Rydex VT U.S. Govt Money Market Fund	9.61	9.62	0
Rydex VT Ursa Fund	6.69	6.51	0
Van Eck Worldwide Bond Fund	13.08	12.44	0
Van Eck Worldwide Emerging Markets Fund	19.07	24.68	0
Van Eck Worldwide Hard Assets Fund	18.46	27.46	197
Van Eck Worldwide Real Estate Fund	18.05	21.42	357

Table 18 – 2.05% Asset Charge

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Zero Years

Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation

Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.47	11.91	7,092
AIM V.I. Global Health Care Fund	10.28	10.89	1,114
AIM V.I. Technology Fund	9.47	9.48	678
AIM V.I. Utilities Fund	11.80	13.51	124
Alger American Growth Portfolio	9.42	10.34	35,217
Alger American Leveraged AllCap Portfolio	9.49	10.64	7,867
Alger American MidCap Growth Portfolio	11.56	12.44	18,814
Alger American Small Capitalization Portfolio	11.88	13.60	10,406
Amer Century VP Balanced Fund	11.31	11.63	14,388
Amer Century VP Capital Appreciation Fund	9.82	11.74	7,140
Amer Century VP Income & Growth Fund	11.13	11.40	8,908
Amer Century VP Inflation Protection Fund	10.02	9.97	3,771
Amer Century VP International Fund	11.43	12.66	57,684
Amer Century VP Large Company Value Fund	10.00	10.34	0
Amer Century VP Mid Cap Value Fund	10.00	10.71	0
Amer Century VP Ultra Fund	9.98	9.97	0
Amer Century VP Value Fund	12.34	12.68	55,524
Calvert VS Social Equity Portfolio	10.70	10.96	0
Calvert VS Social Mid Cap Growth Portfolio	10.73	10.56	377
Calvert VS Social Small Cap Growth Portfolio	10.52	9.36	1,428
Fidelity VIP Asset Manager Portfolio	10.63	10.81	7,994
Fidelity VIP Asset Manager: Growth Portfolio	10.39	10.54	2,266
Fidelity VIP Balanced Portfolio	10.68	11.05	13,194
Fidelity VIP Contrafund Portfolio	12.66	14.47	38,318
Fidelity VIP Equity-Income Portfolio	11.49	11.89	40,805
Fidelity VIP Growth & Income Portfolio	10.38	10.92	4,687
Fidelity VIP Growth Opportunities Portfolio	10.50	11.18	908
Fidelity VIP Growth Portfolio	9.19	9.50	6,006
Fidelity VIP High Income Portfolio	13.47	13.50	18,248
Fidelity VIP Index 500 Portfolio	10.56	10.82	65,027
Fidelity VIP Investment Grade Bond Portfolio	11.22	11.20	33,963
Fidelity VIP MidCap Portfolio	14.74	17.05	16,471
Fidelity VIP Money Market Portfolio	9.76	9.85	35,869
Fidelity VIP Overseas Portfolio	12.84	14.95	24,875
Fidelity VIP Value Strategies Portfolio	11.13	11.17	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.57	7,838
Goldman Sachs VIT Growth and Income Fund	10.00	10.28	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.22	0
Janus Aspen Series Growth and Income Portfolio	13.09	14.40	0
JPMorgan Bond Portfolio (Series Trust II)	10.92	11.00	19,624
JPMorgan Small Company (Series Trust II) Portfolio	12.56	12.72	10,099
Lord Abbett Series Fund Growth & Income Portfolio	11.50	11.63	29,791
Lord Abbett Series Fund International Portfolio	13.91	17.25	3,179
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.56	14.38	23,449
MFS VIT Emerging Growth Series	9.73	10.38	9,649
MFS VIT Investors Trust Series	10.32	10.82	2,759
MFS VIT New Discovery Series	9.38	9.65	1,070
MFS VIT Research Series	10.59	11.16	1,072
Neuberger Berman Fasciano Portfolio	10.00	10.19	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.29	0
Neuberger Berman Regency Portfolio	10.00	11.10	4,824
PIMCO VIT High Yield Portfolio	11.61	11.85	6,012
PIMCO VIT Low Duration Portfolio	9.90	9.80	33,354
PIMCO VIT Real Return Portfolio	11.13	11.13	17,829
PIMCO VIT Total Return Portfolio	10.34	10.37	75,536
Premier VIT OpCap Small Cap Portfolio	10.00	9.47	0
Premier VIT PEA Renaissance Portfolio	10.00	9.98	0
Rydex VT Arktos Fund	5.84	5.80	0
Rydex VT Juno Fund	8.91	8.27	0
Rydex VT Nova Fund	10.59	10.78	3,300
Rydex VT OTC Fund	11.54	11.43	11,321
Rydex VT Sector Rotation Fund	11.26	12.54	0
Rydex VT US Government Bond Fund	10.00	10.54	0
Rydex VT U.S. Govt Money Market Fund	9.52	9.51	15,606
Rydex VT Ursa Fund	7.55	7.34	0
Van Eck Worldwide Bond Fund	13.06	12.40	1,548
Van Eck Worldwide Emerging Markets Fund	15.57	20.14	7,155
Van Eck Worldwide Hard Assets Fund	16.08	23.90	5,119
Van Eck Worldwide Real Estate Fund	18.01	21.35	6,095

Table 19 – 2.10% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider

and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB

Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate

Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.39	10.77	0
AIM V.I. Global Health Care Fund	10.72	11.36	0
AIM V.I. Technology Fund	10.24	10.25	0
AIM V.I. Utilities Fund	10.07	11.52	0
Alger American Growth Portfolio	10.35	11.35	606
Alger American Leveraged AllCap Portfolio	10.31	11.55	0
Alger American MidCap Growth Portfolio	10.28	11.05	267
Alger American Small Capitalization Portfolio	10.40	11.90	0
Amer Century VP Balanced Fund	10.16	10.44	0
Amer Century VP Capital Appreciation Fund	10.39	12.42	0
Amer Century VP Income & Growth Fund	10.30	10.55	0
Amer Century VP Inflation Protection Fund	10.02	9.97	0
Amer Century VP International Fund	10.35	11.46	1,503
Amer Century VP Large Company Value Fund	10.00	10.34	0
Amer Century VP Mid Cap Value Fund	10.00	10.70	0
Amer Century VP Ultra Fund	9.98	9.97	0
Amer Century VP Value Fund	10.31	10.59	1,202
Calvert VS Social Equity Portfolio	10.22	10.46	0
Calvert VS Social Mid Cap Growth Portfolio	10.30	10.13	0
Calvert VS Social Small Cap Growth Portfolio	10.34	9.19	0
Fidelity VIP Asset Manager Portfolio	10.16	10.33	0
Fidelity VIP Asset Manager: Growth Portfolio	10.21	10.35	0
Fidelity VIP Balanced Portfolio	10.11	10.45	0
Fidelity VIP Contrafund Portfolio	10.21	11.67	0
Fidelity VIP Equity-Income Portfolio	10.24	10.58	0
Fidelity VIP Growth & Income Portfolio	10.15	10.68	0
Fidelity VIP Growth Opportunities Portfolio	10.20	10.86	0
Fidelity VIP Growth Portfolio	10.20	10.54	0
Fidelity VIP High Income Portfolio	10.10	10.12	379
Fidelity VIP Index 500 Portfolio	10.24	10.48	1,301
Fidelity VIP Investment Grade Bond Portfolio	10.03	10.01	0
Fidelity VIP MidCap Portfolio	10.22	11.81	0
Fidelity VIP Money Market Portfolio	10.00	10.09	847
Fidelity VIP Overseas Portfolio	10.36	12.05	0
Fidelity VIP Value Strategies Portfolio	10.55	10.58	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.56	273
Goldman Sachs VIT Growth and Income Fund	10.00	10.28	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.21	0
Janus Aspen Series Growth and Income Portfolio	10.38	11.42	0
JPMorgan Bond Portfolio (Series Trust II)	10.05	10.11	473
JPMorgan Small Company (Series Trust II) Portfolio	10.35	10.48	0
Lord Abbett Series Fund Growth & Income Portfolio	10.26	10.38	0
Lord Abbett Series Fund International Portfolio	10.41	12.90	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.37	10.99	449
MFS VIT Emerging Growth Series	10.41	11.10	0
MFS VIT Investors Trust Series	10.30	10.80	0
MFS VIT New Discovery Series	10.35	10.65	0
MFS VIT Research Series	10.36	10.91	0
Neuberger Berman Fasciano Portfolio	10.00	10.19	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.29	0
Neuberger Berman Regency Portfolio	10.00	11.10	0
PIMCO VIT High Yield Portfolio	10.07	10.27	0
PIMCO VIT Low Duration Portfolio	10.00	9.89	0
PIMCO VIT Real Return Portfolio	10.10	10.10	0
PIMCO VIT Total Return Portfolio	10.03	10.07	1,902
Premier VIT OpCap Small Cap Portfolio	10.00	9.46	0
Premier VIT PEA Renaissance Portfolio	10.00	9.97	0
Rydex VT Arktos Fund	9.72	9.64	0
Rydex VT Juno Fund	9.85	9.14	0
Rydex VT Nova Fund	10.37	10.56	0
Rydex VT OTC Fund	10.26	10.16	0
Rydex VT Sector Rotation Fund	10.27	11.44	0
Rydex VT US Government Bond Fund	10.00	10.53	0
Rydex VT U.S. Govt Money Market Fund	9.99	9.98	0
Rydex VT Ursa Fund	9.74	9.46	0
Van Eck Worldwide Bond Fund	10.10	9.59	0
Van Eck Worldwide Emerging Markets Fund	10.53	13.62	0
Van Eck Worldwide Hard Assets Fund	9.74	14.46	0
Van Eck Worldwide Real Estate Fund	10.54	12.50	0

Table 20 – 2.15% Asset Charge

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Higher Education Rider

Base Contract with GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider

and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider

and Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.44	11.86	0
AIM V.I. Global Health Care Fund	10.25	10.85	144
AIM V.I. Technology Fund	9.44	9.44	0
AIM V.I. Utilities Fund	11.77	13.46	0
Alger American Growth Portfolio	9.40	10.30	1,146
Alger American Leveraged AllCap Portfolio	9.46	10.60	1,079
Alger American MidCap Growth Portfolio	11.53	12.39	8,962
Alger American Small Capitalization Portfolio	11.84	13.55	983
Amer Century VP Balanced Fund	11.28	11.58	5
Amer Century VP Capital Appreciation Fund	9.79	11.69	11,753
Amer Century VP Income & Growth Fund	11.10	11.35	0
Amer Century VP Inflation Protection Fund	10.02	9.96	0
Amer Century VP International Fund	11.39	12.61	1,909
Amer Century VP Large Company Value Fund	10.00	10.33	0
Amer Century VP Mid Cap Value Fund	10.00	10.70	0
Amer Century VP Ultra Fund	9.98	9.96	0
Amer Century VP Value Fund	12.31	12.63	10,662
Calvert VS Social Equity Portfolio	10.67	10.92	0
Calvert VS Social Mid Cap Growth Portfolio	10.70	10.52	520
Calvert VS Social Small Cap Growth Portfolio	10.49	9.32	465
Fidelity VIP Asset Manager Portfolio	10.60	10.76	0
Fidelity VIP Asset Manager: Growth Portfolio	10.36	10.50	0
Fidelity VIP Balanced Portfolio	10.65	11.00	0
Fidelity VIP Contrafund Portfolio	12.62	14.41	71,532
Fidelity VIP Equity-Income Portfolio	11.46	11.84	333
Fidelity VIP Growth & Income Portfolio	10.35	10.88	0
Fidelity VIP Growth Opportunities Portfolio	10.47	11.13	0
Fidelity VIP Growth Portfolio	9.16	9.46	59
Fidelity VIP High Income Portfolio	13.43	13.45	155
Fidelity VIP Index 500 Portfolio	10.53	10.77	705
Fidelity VIP Investment Grade Bond Portfolio	11.18	11.15	1
Fidelity VIP MidCap Portfolio	14.70	16.98	31,501
Fidelity VIP Money Market Portfolio	9.73	9.82	475
Fidelity VIP Overseas Portfolio	12.80	14.89	336
Fidelity VIP Value Strategies Portfolio	11.13	11.15	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.56	158
Goldman Sachs VIT Growth and Income Fund	10.00	10.27	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.21	0
Janus Aspen Series Growth and Income Portfolio	13.06	14.36	0
JPMorgan Bond Portfolio (Series Trust II)	10.89	10.96	246
JPMorgan Small Company (Series Trust II) Portfolio	12.52	12.68	0
Lord Abbett Series Fund Growth & Income Portfolio	11.46	11.58	316
Lord Abbett Series Fund International Portfolio	13.87	17.19	1,517
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.52	14.33	1,595
MFS VIT Emerging Growth Series	9.70	10.34	0
MFS VIT Investors Trust Series	10.29	10.77	0
MFS VIT New Discovery Series	9.35	9.62	0
MFS VIT Research Series	10.56	11.12	0
Neuberger Berman Fasciano Portfolio	10.00	10.18	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.28	0
Neuberger Berman Regency Portfolio	10.00	11.09	0
PIMCO VIT High Yield Portfolio	11.59	11.81	1,757
PIMCO VIT Low Duration Portfolio	9.89	9.77	0
PIMCO VIT Real Return Portfolio	11.11	11.10	998
PIMCO VIT Total Return Portfolio	10.32	10.35	1,464
Premier VIT OpCap Small Cap Portfolio	10.00	9.46	0
Premier VIT PEA Renaissance Portfolio	10.00	9.97	0
Rydex VT Arktos Fund	5.83	5.78	0
Rydex VT Juno Fund	8.90	8.26	0
Rydex VT Nova Fund	10.56	10.75	0
Rydex VT OTC Fund	11.50	11.39	0
Rydex VT Sector Rotation Fund	11.25	12.52	0
Rydex VT US Government Bond Fund	10.00	10.53	0
Rydex VT U.S. Govt Money Market Fund	9.49	9.48	0
Rydex VT Ursa Fund	7.53	7.31	0
Van Eck Worldwide Bond Fund	13.03	12.36	0
Van Eck Worldwide Emerging Markets Fund	15.53	20.07	0
Van Eck Worldwide Hard Assets Fund	16.04	23.81	0
Van Eck Worldwide Real Estate Fund	17.97	21.28	125

Table 21 – 2.20% Asset Charge

Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge

Rider – Zero Years

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation

Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	12.95	13.42	0
AIM V.I. Global Health Care Fund	12.23	12.94	0
AIM V.I. Technology Fund	14.03	14.03	0
AIM V.I. Utilities Fund	14.27	16.31	0
Alger American Growth Portfolio	12.97	14.22	0
Alger American Leveraged AllCap Portfolio	12.89	14.43	0
Alger American MidCap Growth Portfolio	15.17	16.30	0
Alger American Small Capitalization Portfolio	15.62	17.86	0
Amer Century VP Balanced Fund	12.53	12.86	0
Amer Century VP Capital Appreciation Fund	12.07	14.42	0
Amer Century VP Income & Growth Fund	13.73	14.04	0
Amer Century VP Inflation Protection Fund	10.02	9.96	0
Amer Century VP International Fund	13.51	14.94	0
Amer Century VP Large Company Value Fund	10.00	10.33	0
Amer Century VP Mid Cap Value Fund	10.00	10.69	0
Amer Century VP Ultra Fund	9.98	9.96	0
Amer Century VP Value Fund	14.19	14.55	0
Calvert VS Social Equity Portfolio	12.50	12.79	0
Calvert VS Social Mid Cap Growth Portfolio	13.51	13.27	0
Calvert VS Social Small Cap Growth Portfolio	14.20	12.61	0
Fidelity VIP Asset Manager Portfolio	11.83	12.01	0
Fidelity VIP Asset Manager: Growth Portfolio	12.32	12.48	0
Fidelity VIP Balanced Portfolio	11.77	12.15	0
Fidelity VIP Contrafund Portfolio	13.80	15.75	0
Fidelity VIP Equity-Income Portfolio	13.82	14.27	0
Fidelity VIP Growth & Income Portfolio	12.22	12.83	0
Fidelity VIP Growth Opportunities Portfolio	12.86	13.67	0
Fidelity VIP Growth Portfolio	12.61	13.02	0
Fidelity VIP High Income Portfolio	13.98	13.99	0
Fidelity VIP Index 500 Portfolio	13.20	13.50	0
Fidelity VIP Investment Grade Bond Portfolio	10.74	10.71	0
Fidelity VIP MidCap Portfolio	16.58	19.15	0
Fidelity VIP Money Market Portfolio	9.77	9.85	0
Fidelity VIP Overseas Portfolio	15.18	17.63	0
Fidelity VIP Value Strategies Portfolio	11.12	11.14	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.55	0
Goldman Sachs VIT Growth and Income Fund	10.00	10.27	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.20	0
Janus Aspen Series Growth and Income Portfolio	13.05	14.34	0
JPMorgan Bond Portfolio (Series Trust II)	10.55	10.61	868
JPMorgan Small Company (Series Trust II) Portfolio	16.42	16.62	0
Lord Abbett Series Fund Growth & Income Portfolio	14.01	14.15	0
Lord Abbett Series Fund International Portfolio	16.29	20.19	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.19	16.08	674
MFS VIT Emerging Growth Series	13.46	14.35	0
MFS VIT Investors Trust Series	12.55	13.14	0
MFS VIT New Discovery Series	13.00	13.36	0
MFS VIT Research Series	13.44	14.14	0
Neuberger Berman Fasciano Portfolio	10.00	10.18	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.28	0
Neuberger Berman Regency Portfolio	10.00	11.09	0
PIMCO VIT High Yield Portfolio	11.58	11.80	0
PIMCO VIT Low Duration Portfolio	9.88	9.76	0
PIMCO VIT Real Return Portfolio	11.10	11.09	0
PIMCO VIT Total Return Portfolio	10.31	10.33	0
Premier VIT OpCap Small Cap Portfolio	10.00	9.45	0
Premier VIT PEA Renaissance Portfolio	10.00	9.96	0
Rydex VT Arktos Fund	5.33	5.28	0
Rydex VT Juno Fund	8.90	8.25	0
Rydex VT Nova Fund	14.57	14.81	0
Rydex VT OTC Fund	14.58	14.42	0
Rydex VT Sector Rotation Fund	11.25	12.51	0
Rydex VT US Government Bond Fund	10.00	10.52	0
Rydex VT U.S. Govt Money Market Fund	9.56	9.54	0
Rydex VT Ursa Fund	6.65	6.46	0
Van Eck Worldwide Bond Fund	13.01	12.34	0
Van Eck Worldwide Emerging Markets Fund	18.96	24.49	0
Van Eck Worldwide Hard Assets Fund	18.36	27.25	0
Van Eck Worldwide Real Estate Fund	17.95	21.25	0

Table 22 – 2.25% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.41	11.81	0.00
AIM V.I. Global Health Care Fund	10.22	10.81	0.00
AIM V.I. Technology Fund	9.42	9.41	0.00
AIM V.I. Utilities Fund	11.74	13.41	0.00
Alger American Growth Portfolio	9.37	10.26	0.00
Alger American Leveraged AllCap Portfolio	9.44	10.56	0.00
Alger American MidCap Growth Portfolio	11.49	12.34	0.00
Alger American Small Capitalization Portfolio	11.81	13.49	0.00
Amer Century VP Balanced Fund	11.24	11.54	0.00
Amer Century VP Capital Appreciation Fund	9.76	11.65	0.00
Amer Century VP Income & Growth Fund	11.06	11.31	0.00
Amer Century VP Inflation Protection Fund	10.02	9.95	0.00
Amer Century VP International Fund	11.36	12.56	0.00
Amer Century VP Large Company Value Fund	10.00	10.32	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.69	0.00
Amer Century VP Ultra Fund	9.98	9.95	0.00
Amer Century VP Value Fund	12.27	12.58	0.00
Calvert VS Social Equity Portfolio	10.64	10.88	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.67	10.48	0.00
Calvert VS Social Small Cap Growth Portfolio	10.46	9.29	0.00
Fidelity VIP Asset Manager Portfolio	10.57	10.72	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.33	10.46	0.00
Fidelity VIP Balanced Portfolio	10.62	10.96	0.00
Fidelity VIP Contrafund Portfolio	12.59	14.36	0.00
Fidelity VIP Equity-Income Portfolio	11.42	11.79	0.00
Fidelity VIP Growth & Income Portfolio	10.32	10.84	0.00
Fidelity VIP Growth Opportunities Portfolio	10.44	11.09	0.00
Fidelity VIP Growth Portfolio	9.14	9.42	0.00
Fidelity VIP High Income Portfolio	13.39	13.40	0.00
Fidelity VIP Index 500 Portfolio	10.50	10.73	0.00
Fidelity VIP Investment Grade Bond Portfolio	11.15	11.11	0.00
Fidelity VIP MidCap Portfolio	14.66	16.91	0.00
Fidelity VIP Money Market Portfolio	9.70	9.78	0.00
Fidelity VIP Overseas Portfolio	12.77	14.83	0.00
Fidelity VIP Value Strategies Portfolio	11.12	11.13	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.55	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.26	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.20	0.00
Janus Aspen Series Growth and Income Portfolio	13.04	14.32	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.86	10.92	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.49	12.63	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.43	11.54	0.00
Lord Abbett Series Fund International Portfolio	13.83	17.12	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.49	14.27	0.00
MFS VIT Emerging Growth Series	9.67	10.30	0.00
MFS VIT Investors Trust Series	10.26	10.73	0.00
MFS VIT New Discovery Series	9.33	9.58	0.00
MFS VIT Research Series	10.53	11.08	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.17	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	11.27	0.00
Neuberger Berman Regency Portfolio	10.00	11.08	0.00
PIMCO VIT High Yield Portfolio	11.57	11.78	0.00
PIMCO VIT Low Duration Portfolio	9.87	9.75	0.00
PIMCO VIT Real Return Portfolio	11.09	11.07	0.00
PIMCO VIT Total Return Portfolio	10.30	10.32	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	9.45	0.00
Premier VIT PEA Renaissance Portfolio	10.00	9.96	0.00
Rydex VT Arktos Fund	5.81	5.75	0.00
Rydex VT Juno Fund	8.90	8.24	0.00
Rydex VT Nova Fund	10.53	10.71	0.00
Rydex VT OTC Fund	11.47	11.34	0.00
Rydex VT Sector Rotation Fund	11.24	12.50	0.00
Rydex VT US Government Bond Fund	10.00	10.52	0.00
Rydex VT U.S. Govt Money Market Fund	9.47	9.44	0.00
Rydex VT Ursa Fund	7.51	7.28	0.00
Van Eck Worldwide Bond Fund	13.00	12.32	0.00
Van Eck Worldwide Emerging Markets Fund	15.49	19.99	0.00
Van Eck Worldwide Hard Assets Fund	15.99	23.72	0.00
Van Eck Worldwide Real Estate Fund	17.93	21.22	0.00

Table 23 – 2.30% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.39	11.79	0
AIM V.I. Global Health Care Fund	10.20	10.79	976
AIM V.I. Technology Fund	9.40	9.39	0
AIM V.I. Utilities Fund	11.72	13.39	0
Alger American Growth Portfolio	9.35	10.24	703
Alger American Leveraged AllCap Portfolio	9.42	10.54	0
Alger American MidCap Growth Portfolio	11.48	12.32	157
Alger American Small Capitalization Portfolio	11.79	13.47	0
Amer Century VP Balanced Fund	11.23	11.51	7
Amer Century VP Capital Appreciation Fund	9.75	11.63	0
Amer Century VP Income & Growth Fund	11.05	11.28	0
Amer Century VP Inflation Protection Fund	10.02	9.95	0
Amer Century VP International Fund	11.34	12.54	906
Amer Century VP Large Company Value Fund	10.00	10.32	0
Amer Century VP Mid Cap Value Fund	10.00	10.68	0
Amer Century VP Ultra Fund	9.98	9.95	0
Amer Century VP Value Fund	12.25	12.56	836
Calvert VS Social Equity Portfolio	10.63	10.86	0
Calvert VS Social Mid Cap Growth Portfolio	10.66	10.46	0
Calvert VS Social Small Cap Growth Portfolio	10.45	9.27	0
Fidelity VIP Asset Manager Portfolio	10.55	10.70	0
Fidelity VIP Asset Manager: Growth Portfolio	10.31	10.44	0
Fidelity VIP Balanced Portfolio	10.61	10.94	0
Fidelity VIP Contrafund Portfolio	12.57	14.33	0
Fidelity VIP Equity-Income Portfolio	11.41	11.77	0
Fidelity VIP Growth & Income Portfolio	10.30	10.81	0
Fidelity VIP Growth Opportunities Portfolio	10.42	11.07	0
Fidelity VIP Growth Portfolio	9.12	9.41	0
Fidelity VIP High Income Portfolio	13.37	13.37	143
Fidelity VIP Index 500 Portfolio	10.48	10.71	907
Fidelity VIP Investment Grade Bond Portfolio	11.14	11.09	0
Fidelity VIP MidCap Portfolio	14.64	16.88	0
Fidelity VIP Money Market Portfolio	9.69	9.76	11
Fidelity VIP Overseas Portfolio	12.75	14.80	325
Fidelity VIP Value Strategies Portfolio	11.11	11.12	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.54	247
Goldman Sachs VIT Growth and Income Fund	10.00	10.26	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.19	0
Janus Aspen Series Growth and Income Portfolio	13.03	14.30	0
JPMorgan Bond Portfolio (Series Trust II)	10.85	10.90	7
JPMorgan Small Company (Series Trust II) Portfolio	12.47	12.61	0
Lord Abbett Series Fund Growth & Income Portfolio	11.41	11.51	0
Lord Abbett Series Fund International Portfolio	13.81	17.09	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.47	14.24	276
MFS VIT Emerging Growth Series	9.66	10.28	0
MFS VIT Investors Trust Series	10.24	10.71	0
MFS VIT New Discovery Series	9.31	9.56	0
MFS VIT Research Series	10.52	11.06	0
Neuberger Berman Fasciano Portfolio	10.00	10.17	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.27	0
Neuberger Berman Regency Portfolio	10.00	11.08	0
PIMCO VIT High Yield Portfolio	11.56	11.77	0
PIMCO VIT Low Duration Portfolio	9.86	9.73	0
PIMCO VIT Real Return Portfolio	11.08	11.06	0
PIMCO VIT Total Return Portfolio	10.29	10.30	1,096
Premier VIT OpCap Small Cap Portfolio	10.00	9.44	0
Premier VIT PEA Renaissance Portfolio	10.00	9.95	0
Rydex VT Arktos Fund	5.80	5.74	0
Rydex VT Juno Fund	8.89	8.24	0
Rydex VT Nova Fund	10.52	10.69	0
Rydex VT OTC Fund	11.46	11.32	0
Rydex VT Sector Rotation Fund	11.24	12.49	0
Rydex VT US Government Bond Fund	10.00	10.51	0
Rydex VT U.S. Govt Money Market Fund	9.46	9.43	0
Rydex VT Ursa Fund	7.50	7.27	0
Van Eck Worldwide Bond Fund	12.98	12.31	0
Van Eck Worldwide Emerging Markets Fund	15.47	19.96	0
Van Eck Worldwide Hard Assets Fund	15.97	23.67	0
Van Eck Worldwide Real Estate Fund	17.91	21.18	0

Table 24 – 2.35% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.70	0
AIM V.I. Global Health Care Fund	10.00	10.21	0
AIM V.I. Technology Fund	10.00	10.50	0
AIM V.I. Utilities Fund	10.00	10.04	0
Alger American Growth Portfolio	10.00	10.42	86
Alger American Leveraged AllCap Portfolio	10.00	10.72	0
Alger American MidCap Growth Portfolio	10.00	10.23	0
Alger American Small Capitalization Portfolio	10.00	10.65	0
Amer Century VP Balanced Fund	10.00	10.12	0
Amer Century VP Capital Appreciation Fund	10.00	10.93	0
Amer Century VP Income & Growth Fund	10.00	10.12	0
Amer Century VP Inflation Protection Fund	10.00	10.00	0
Amer Century VP International Fund	10.00	10.71	159
Amer Century VP Large Company Value Fund	10.00	10.21	0
Amer Century VP Mid Cap Value Fund	10.00	10.18	0
Amer Century VP Ultra Fund	10.00	10.23	0
Amer Century VP Value Fund	10.00	10.18	145
Calvert VS Social Equity Portfolio	10.00	10.06	0
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.86	0
Calvert VS Social Small Cap Growth Portfolio	10.00	10.02	0
Fidelity VIP Asset Manager Portfolio	10.00	10.18	0
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.22	0
Fidelity VIP Balanced Portfolio	10.00	10.42	0
Fidelity VIP Contrafund Portfolio	10.00	10.73	0
Fidelity VIP Equity-Income Portfolio	10.00	10.26	0
Fidelity VIP Growth & Income Portfolio	10.00	10.59	0
Fidelity VIP Growth Opportunities Portfolio	10.00	10.67	0
Fidelity VIP Growth Portfolio	10.00	10.32	0
Fidelity VIP High Income Portfolio	10.00	10.00	59
Fidelity VIP Index 500 Portfolio	10.00	10.19	116
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.94	0
Fidelity VIP MidCap Portfolio	10.00	10.75	0
Fidelity VIP Money Market Portfolio	10.00	10.05	276
Fidelity VIP Overseas Portfolio	10.00	11.06	0
Fidelity VIP Value Strategies Portfolio	10.00	10.34	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.07	43
Goldman Sachs VIT Growth and Income Fund	10.00	10.08	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.23	0
Janus Aspen Series Growth and Income Portfolio	10.00	10.57	0
JPMorgan Bond Portfolio (Series Trust II)	10.00	9.97	192
JPMorgan Small Company (Series Trust II) Portfolio	10.00	10.02	0
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.28	0
Lord Abbett Series Fund International Portfolio	10.00	11.21	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.18	73
MFS VIT Emerging Growth Series	10.00	10.56	0
MFS VIT Investors Trust Series	10.00	10.31	0
MFS VIT New Discovery Series	10.00	10.21	0
MFS VIT Research Series	10.00	10.14	0
Neuberger Berman Fasciano Portfolio	10.00	10.15	0
Neuberger Berman MidCap Growth Portfolio	10.00	10.60	0
Neuberger Berman Regency Portfolio	10.00	10.33	0
PIMCO VIT High Yield Portfolio	10.00	9.99	0
PIMCO VIT Low Duration Portfolio	10.00	9.97	0
PIMCO VIT Real Return Portfolio	10.00	10.01	0
PIMCO VIT Total Return Portfolio	10.00	9.93	312
Premier VIT OpCap Small Cap Portfolio	10.00	10.29	0
Premier VIT PEA Renaissance Portfolio	10.00	10.25	0
Rydex VT Arktos Fund	10.00	9.65	0
Rydex VT Juno Fund	10.00	10.06	0
Rydex VT Nova Fund	10.00	10.19	0
Rydex VT OTC Fund	10.00	10.28	0
Rydex VT Sector Rotation Fund	10.00	10.72	0
Rydex VT US Government Bond Fund	10.00	9.81	0
Rydex VT U.S. Govt Money Market Fund	10.00	10.01	0
Rydex VT Ursa Fund	10.00	9.82	0
Van Eck Worldwide Bond Fund	10.00	9.79	0
Van Eck Worldwide Emerging Markets Fund	10.00	11.39	0
Van Eck Worldwide Hard Assets Fund	10.00	11.71	0
Van Eck Worldwide Real Estate Fund	10.00	11.19	0

Table 25 – 2.40% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.36	11.74	195
AIM V.I. Global Health Care Fund	10.17	10.74	747
AIM V.I. Technology Fund	9.38	9.36	0
AIM V.I. Utilities Fund	11.69	13.34	927
Alger American Growth Portfolio	9.33	10.20	9,975
Alger American Leveraged AllCap Portfolio	9.40	10.50	364
Alger American MidCap Growth Portfolio	11.44	12.27	3,710
Alger American Small Capitalization Portfolio	11.76	13.42	0
Amer Century VP Balanced Fund	11.20	11.47	0
Amer Century VP Capital Appreciation Fund	9.72	11.58	0
Amer Century VP Income & Growth Fund	11.02	11.24	326
Amer Century VP Inflation Protection Fund	10.02	9.94	0
Amer Century VP International Fund	11.31	12.49	15,242
Amer Century VP Large Company Value Fund	10.00	10.31	0
Amer Century VP Mid Cap Value Fund	10.00	10.67	0
Amer Century VP Ultra Fund	9.98	9.94	0
Amer Century VP Value Fund	12.22	12.51	14,988
Calvert VS Social Equity Portfolio	10.60	10.82	0
Calvert VS Social Mid Cap Growth Portfolio	10.63	10.42	0
Calvert VS Social Small Cap Growth Portfolio	10.42	9.24	0
Fidelity VIP Asset Manager Portfolio	10.52	10.66	1,440
Fidelity VIP Asset Manager: Growth Portfolio	10.28	10.40	0
Fidelity VIP Balanced Portfolio	10.58	10.90	0
Fidelity VIP Contrafund Portfolio	12.53	14.27	766
Fidelity VIP Equity-Income Portfolio	11.37	11.72	1,424
Fidelity VIP Growth & Income Portfolio	10.27	10.77	0
Fidelity VIP Growth Opportunities Portfolio	10.39	11.03	0
Fidelity VIP Growth Portfolio	9.10	9.37	400
Fidelity VIP High Income Portfolio	13.33	13.32	3,730
Fidelity VIP Index 500 Portfolio	10.45	10.67	14,315
Fidelity VIP Investment Grade Bond Portfolio	11.10	11.05	0
Fidelity VIP MidCap Portfolio	14.59	16.82	1,808
Fidelity VIP Money Market Portfolio	9.66	9.72	4,592
Fidelity VIP Overseas Portfolio	12.71	14.74	5,981
Fidelity VIP Value Strategies Portfolio	11.11	11.10	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.53	1,992
Goldman Sachs VIT Growth and Income Fund	10.00	10.25	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.18	0
Janus Aspen Series Growth and Income Portfolio	13.00	14.26	0
JPMorgan Bond Portfolio (Series Trust II)	10.82	10.86	2,576
JPMorgan Small Company (Series Trust II) Portfolio	12.44	12.56	1,753
Lord Abbett Series Fund Growth & Income Portfolio	11.38	11.47	0
Lord Abbett Series Fund International Portfolio	13.77	17.02	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.43	14.19	4,784
MFS VIT Emerging Growth Series	9.63	10.24	0
MFS VIT Investors Trust Series	10.21	10.67	0
MFS VIT New Discovery Series	9.29	9.52	0
MFS VIT Research Series	10.49	11.01	0
Neuberger Berman Fasciano Portfolio	10.00	10.16	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.25	0
Neuberger Berman Regency Portfolio	10.00	11.06	0
PIMCO VIT High Yield Portfolio	11.55	11.74	0
PIMCO VIT Low Duration Portfolio	9.84	9.71	0
PIMCO VIT Real Return Portfolio	11.07	11.03	0
PIMCO VIT Total Return Portfolio	10.27	10.28	13,778
Premier VIT OpCap Small Cap Portfolio	10.00	9.43	0
Premier VIT PEA Renaissance Portfolio	10.00	9.94	0
Rydex VT Arktos Fund	5.79	5.72	0
Rydex VT Juno Fund	8.89	8.22	0
Rydex VT Nova Fund	10.49	10.65	0
Rydex VT OTC Fund	11.43	11.28	0
Rydex VT Sector Rotation Fund	11.23	12.47	0
Rydex VT US Government Bond Fund	10.00	10.50	0
Rydex VT U.S. Govt Money Market Fund	9.43	9.39	0
Rydex VT Ursa Fund	7.48	7.24	0
Van Eck Worldwide Bond Fund	12.96	12.27	0
Van Eck Worldwide Emerging Markets Fund	15.43	19.88	64
Van Eck Worldwide Hard Assets Fund	15.92	23.58	465
Van Eck Worldwide Real Estate Fund	17.87	21.12	0

Table 26 – 2.45% Asset Charge

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and

Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and

GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and

GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider,

Three-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model (Available on Contracts

Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB

Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.38	10.73	0
AIM V.I. Global Health Care Fund	10.72	11.31	0
AIM V.I. Technology Fund	10.24	10.21	0
AIM V.I. Utilities Fund	10.07	11.48	0
Alger American Growth Portfolio	10.34	11.31	1,305
Alger American Leveraged AllCap Portfolio	10.30	11.51	0
Alger American MidCap Growth Portfolio	10.27	11.01	532
Alger American Small Capitalization Portfolio	10.39	11.85	0
Amer Century VP Balanced Fund	10.16	10.40	0
Amer Century VP Capital Appreciation Fund	10.38	12.37	0
Amer Century VP Income & Growth Fund	10.30	10.51	0
Amer Century VP Inflation Protection Fund	10.02	9.93	0
Amer Century VP International Fund	10.34	11.42	3,012
Amer Century VP Large Company Value Fund	10.00	10.30	0
Amer Century VP Mid Cap Value Fund	10.00	10.67	0
Amer Century VP Ultra Fund	9.98	9.93	0
Amer Century VP Value Fund	10.31	10.55	2,490
Calvert VS Social Equity Portfolio	10.21	10.42	0
Calvert VS Social Mid Cap Growth Portfolio	10.30	10.09	0
Calvert VS Social Small Cap Growth Portfolio	10.33	9.16	0
Fidelity VIP Asset Manager Portfolio	10.16	10.29	0
Fidelity VIP Asset Manager: Growth Portfolio	10.20	10.31	0
Fidelity VIP Balanced Portfolio	10.10	10.41	0
Fidelity VIP Contrafund Portfolio	10.21	11.62	0
Fidelity VIP Equity-Income Portfolio	10.23	10.54	0
Fidelity VIP Growth & Income Portfolio	10.15	10.63	0
Fidelity VIP Growth Opportunities Portfolio	10.20	10.82	0
Fidelity VIP Growth Portfolio	10.20	10.50	0
Fidelity VIP High Income Portfolio	10.09	10.08	751
Fidelity VIP Index 500 Portfolio	10.24	10.44	2,627
Fidelity VIP Investment Grade Bond Portfolio	10.03	9.97	0
Fidelity VIP MidCap Portfolio	10.22	11.77	0
Fidelity VIP Money Market Portfolio	9.99	10.05	1,477
Fidelity VIP Overseas Portfolio	10.35	12.00	166
Fidelity VIP Value Strategies Portfolio	10.54	10.54	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.53	576
Goldman Sachs VIT Growth and Income Fund	10.00	10.24	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.17	0
Janus Aspen Series Growth and Income Portfolio	10.38	11.37	0
JPMorgan Bond Portfolio (Series Trust II)	10.04	10.08	819
JPMorgan Small Company (Series Trust II) Portfolio	10.35	10.44	0
Lord Abbett Series Fund Growth & Income Portfolio	10.26	10.34	0
Lord Abbett Series Fund International Portfolio	10.40	12.85	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.37	10.95	917
MFS VIT Emerging Growth Series	10.40	11.06	0
MFS VIT Investors Trust Series	10.30	10.75	0
MFS VIT New Discovery Series	10.35	10.61	0
MFS VIT Research Series	10.36	10.87	0
Neuberger Berman Fasciano Portfolio	10.00	10.15	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.25	0
Neuberger Berman Regency Portfolio	10.00	11.06	0
PIMCO VIT High Yield Portfolio	10.07	10.23	0
PIMCO VIT Low Duration Portfolio	10.00	9.86	0
PIMCO VIT Real Return Portfolio	10.10	10.06	0
PIMCO VIT Total Return Portfolio	10.03	10.03	3,800
Premier VIT OpCap Small Cap Portfolio	10.00	9.43	0
Premier VIT PEA Renaissance Portfolio	10.00	9.94	0
Rydex VT Arktos Fund	9.72	9.61	0
Rydex VT Juno Fund	9.85	9.11	0
Rydex VT Nova Fund	10.37	10.52	0
Rydex VT OTC Fund	10.25	10.12	0
Rydex VT Sector Rotation Fund	10.27	11.40	0
Rydex VT US Government Bond Fund	10.00	10.50	0
Rydex VT U.S. Govt Money Market Fund	9.98	9.94	0
Rydex VT Ursa Fund	9.73	9.42	0
Van Eck Worldwide Bond Fund	10.10	9.56	0
Van Eck Worldwide Emerging Markets Fund	10.53	13.56	0
Van Eck Worldwide Hard Assets Fund	9.73	14.41	0
Van Eck Worldwide Real Estate Fund	10.54	12.45	0

Table 27 – 2.50% Asset Charge

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider and Higher Education Rider

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.32	11.70	0.00
AIM V.I. Global Health Care Fund	10.15	10.70	0.00
AIM V.I. Technology Fund	9.35	9.32	0.00
AIM V.I. Utilities Fund	11.66	13.29	0.00
Alger American Growth Portfolio	9.30	10.16	0.00
Alger American Leveraged AllCap Portfolio	9.37	10.46	0.00
Alger American MidCap Growth Portfolio	11.41	12.22	0.00
Alger American Small Capitalization Portfolio	11.72	13.36	0.00
Amer Century VP Balanced Fund	11.16	11.43	0.00
Amer Century VP Capital Appreciation Fund	9.69	11.54	0.00
Amer Century VP Income & Growth Fund	10.98	11.20	0.00
Amer Century VP Inflation Protection Fund	10.02	9.93	0.00
Amer Century VP International Fund	11.28	12.44	0.00
Amer Century VP Large Company Value Fund	10.00	10.30	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.66	0.00
Amer Century VP Ultra Fund	9.98	9.93	0.00
Amer Century VP Value Fund	12.18	12.46	0.00
Calvert VS Social Equity Portfolio	10.57	10.78	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.60	10.38	0.00
Calvert VS Social Small Cap Growth Portfolio	10.39	9.21	0.00
Fidelity VIP Asset Manager Portfolio	10.49	10.62	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.25	10.36	0.00
Fidelity VIP Balanced Portfolio	10.55	10.85	0.00
Fidelity VIP Contrafund Portfolio	12.49	14.22	0.00
Fidelity VIP Equity-Income Portfolio	11.34	11.68	0.00
Fidelity VIP Growth & Income Portfolio	10.24	10.73	0.00
Fidelity VIP Growth Opportunities Portfolio	10.36	10.98	0.00
Fidelity VIP Growth Portfolio	9.07	9.33	0.00
Fidelity VIP High Income Portfolio	13.30	13.27	0.00
Fidelity VIP Index 500 Portfolio	10.42	10.63	0.00
Fidelity VIP Investment Grade Bond Portfolio	11.07	11.00	0.00
Fidelity VIP MidCap Portfolio	14.55	16.75	0.00
Fidelity VIP Money Market Portfolio	9.63	9.68	0.00
Fidelity VIP Overseas Portfolio	12.67	14.68	0.00
Fidelity VIP Value Strategies Portfolio	11.10	11.09	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.52	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.24	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.17	0.00
Janus Aspen Series Growth and Income Portfolio	12.98	14.22	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.79	10.82	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.41	12.52	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.35	11.43	0.00
Lord Abbett Series Fund International Portfolio	13.73	16.95	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.39	14.13	0.00
MFS VIT Emerging Growth Series	9.60	10.20	0.00
MFS VIT Investors Trust Series	10.18	10.63	0.00
MFS VIT New Discovery Series	9.26	9.49	0.00
MFS VIT Research Series	10.45	10.97	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.15	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	11.24	0.00
Neuberger Berman Regency Portfolio	10.00	11.05	0.00
PIMCO VIT High Yield Portfolio	11.53	11.70	0.00
PIMCO VIT Low Duration Portfolio	9.83	9.68	0.00
PIMCO VIT Real Return Portfolio	11.05	11.00	0.00
PIMCO VIT Total Return Portfolio	10.26	10.25	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	9.43	0.00
Premier VIT PEA Renaissance Portfolio	10.00	9.93	0.00
Rydex VT Arktos Fund	5.77	5.70	0.00
Rydex VT Juno Fund	8.88	8.21	0.00
Rydex VT Nova Fund	10.46	10.61	0.00
Rydex VT OTC Fund	11.40	11.24	0.00
Rydex VT Sector Rotation Fund	11.22	12.45	0.00
Rydex VT US Government Bond Fund	10.00	10.49	0.00
Rydex VT U.S. Govt Money Market Fund	9.41	9.36	0.00
Rydex VT Ursa Fund	7.46	7.22	0.00
Van Eck Worldwide Bond Fund	12.93	12.23	0.00
Van Eck Worldwide Emerging Markets Fund	15.39	19.81	0.00
Van Eck Worldwide Hard Assets Fund	15.88	23.49	0.00
Van Eck Worldwide Real Estate Fund	17.83	21.05	0.00

Table 28 – 2.55% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	12.85	13.27	0.00
AIM V.I. Global Health Care Fund	12.14	12.80	0.00
AIM V.I. Technology Fund	13.93	13.87	0.00
AIM V.I. Utilities Fund	14.16	16.13	0.00
Alger American Growth Portfolio	12.88	14.06	0.00
Alger American Leveraged AllCap Portfolio	12.79	14.27	0.00
Alger American MidCap Growth Portfolio	15.06	16.12	0.00
Alger American Small Capitalization Portfolio	15.50	17.66	0.00
Amer Century VP Balanced Fund	12.43	12.72	0.00
Amer Century VP Capital Appreciation Fund	11.98	14.26	0.00
Amer Century VP Income & Growth Fund	13.63	13.89	0.00
Amer Century VP Inflation Protection Fund	10.02	9.92	0.00
Amer Century VP International Fund	13.40	14.78	0.00
Amer Century VP Large Company Value Fund	10.00	10.29	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.66	0.00
Amer Century VP Ultra Fund	9.98	9.92	0.00
Amer Century VP Value Fund	14.08	14.39	0.00
Calvert VS Social Equity Portfolio	12.41	12.65	0.00
Calvert VS Social Mid Cap Growth Portfolio	13.40	13.12	0.00
Calvert VS Social Small Cap Growth Portfolio	14.09	12.48	0.00
Fidelity VIP Asset Manager Portfolio	11.74	11.88	0.00
Fidelity VIP Asset Manager: Growth Portfolio	12.23	12.34	0.00
Fidelity VIP Balanced Portfolio	11.68	12.02	0.00
Fidelity VIP Contrafund Portfolio	13.69	15.57	0.00
Fidelity VIP Equity-Income Portfolio	13.72	14.12	0.00
Fidelity VIP Growth & Income Portfolio	12.12	12.69	0.00
Fidelity VIP Growth Opportunities Portfolio	12.76	13.52	0.00
Fidelity VIP Growth Portfolio	12.52	12.88	0.00
Fidelity VIP High Income Portfolio	13.88	13.84	0.00
Fidelity VIP Index 500 Portfolio	13.10	13.35	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.66	10.59	0.00
Fidelity VIP MidCap Portfolio	16.46	18.94	0.00
Fidelity VIP Money Market Portfolio	9.69	9.74	0.00
Fidelity VIP Overseas Portfolio	15.18	17.62	0.00
Fidelity VIP Value Strategies Portfolio	11.10	11.08	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.52	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.23	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.16	0.00
Janus Aspen Series Growth and Income Portfolio	12.97	14.20	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.47	10.49	0.00
JPMorgan Small Company (Series Trust II) Portfolio	16.30	16.43	0.00
Lord Abbett Series Fund Growth & Income Portfolio	13.90	13.99	0.00
Lord Abbett Series Fund International Portfolio	16.17	19.96	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	15.07	15.90	0.00
MFS VIT Emerging Growth Series	13.36	14.19	0.00
MFS VIT Investors Trust Series	12.46	13.00	0.00
MFS VIT New Discovery Series	12.90	13.21	0.00
MFS VIT Research Series	13.34	13.99	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.14	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	11.24	0.00
Neuberger Berman Regency Portfolio	10.00	11.05	0.00
PIMCO VIT High Yield Portfolio	11.52	11.69	0.00
PIMCO VIT Low Duration Portfolio	9.82	9.67	0.00
PIMCO VIT Real Return Portfolio	11.04	10.99	0.00
PIMCO VIT Total Return Portfolio	10.25	10.24	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	9.42	0.00
Premier VIT PEA Renaissance Portfolio	10.00	9.93	0.00
Rydex VT Arktos Fund	5.29	5.22	0.00
Rydex VT Juno Fund	8.88	8.20	0.00
Rydex VT Nova Fund	14.46	14.65	0.00
Rydex VT OTC Fund	14.47	14.26	0.00
Rydex VT Sector Rotation Fund	11.22	12.44	0.00
Rydex VT US Government Bond Fund	10.00	10.49	0.00
Rydex VT U.S. Govt Money Market Fund	9.49	9.44	0.00
Rydex VT Ursa Fund	6.60	6.39	0.00
Van Eck Worldwide Bond Fund	12.91	12.21	0.00
Van Eck Worldwide Emerging Markets Fund	18.82	24.22	0.00
Van Eck Worldwide Hard Assets Fund	18.22	26.95	0.00
Van Eck Worldwide Real Estate Fund	17.81	21.02	0.00

Table 29 – 2.60% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.69	0.00
AIM V.I. Global Health Care Fund	10.00	10.20	0.00
AIM V.I. Technology Fund	10.00	10.49	0.00
AIM V.I. Utilities Fund	10.00	10.03	0.00
Alger American Growth Portfolio	10.00	10.41	0.00
Alger American Leveraged AllCap Portfolio	10.00	10.71	0.00
Alger American MidCap Growth Portfolio	10.00	10.22	0.00
Alger American Small Capitalization Portfolio	10.00	10.65	0.00
Amer Century VP Balanced Fund	10.00	10.11	0.00
Amer Century VP Capital Appreciation Fund	10.00	10.92	0.00
Amer Century VP Income & Growth Fund	10.00	10.11	0.00
Amer Century VP Inflation Protection Fund	10.00	9.99	0.00
Amer Century VP International Fund	10.00	10.70	0.00
Amer Century VP Large Company Value Fund	10.00	10.20	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.17	0.00
Amer Century VP Ultra Fund	10.00	10.22	0.00
Amer Century VP Value Fund	10.00	10.17	0.00
Calvert VS Social Equity Portfolio	10.00	10.05	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.86	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	10.01	0.00
Fidelity VIP Asset Manager Portfolio	10.00	10.17	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.21	0.00
Fidelity VIP Balanced Portfolio	10.00	10.41	0.00
Fidelity VIP Contrafund Portfolio	10.00	10.72	0.00
Fidelity VIP Equity-Income Portfolio	10.00	10.25	0.00
Fidelity VIP Growth & Income Portfolio	10.00	10.58	0.00
Fidelity VIP Growth Opportunities Portfolio	10.00	10.66	0.00
Fidelity VIP Growth Portfolio	10.00	10.31	0.00
Fidelity VIP High Income Portfolio	10.00	9.99	0.00
Fidelity VIP Index 500 Portfolio	10.00	10.18	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.93	0.00
Fidelity VIP MidCap Portfolio	10.00	10.74	0.00
Fidelity VIP Money Market Portfolio	10.00	10.04	0.00
Fidelity VIP Overseas Portfolio	10.00	11.05	0.00
Fidelity VIP Value Strategies Portfolio	10.00	10.33	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.06	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.07	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.22	0.00
Janus Aspen Series Growth and Income Portfolio	10.00	10.56	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.00	9.96	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	10.01	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.27	0.00
Lord Abbett Series Fund International Portfolio	10.00	11.20	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.17	0.00
MFS VIT Emerging Growth Series	10.00	10.56	0.00
MFS VIT Investors Trust Series	10.00	10.31	0.00
MFS VIT New Discovery Series	10.00	10.21	0.00
MFS VIT Research Series	10.00	10.13	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.14	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	10.59	0.00
Neuberger Berman Regency Portfolio	10.00	10.32	0.00
PIMCO VIT High Yield Portfolio	10.00	9.98	0.00
PIMCO VIT Low Duration Portfolio	10.00	9.96	0.00
PIMCO VIT Real Return Portfolio	10.00	10.00	0.00
PIMCO VIT Total Return Portfolio	10.00	9.92	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	10.28	0.00
Premier VIT PEA Renaissance Portfolio	10.00	10.24	0.00
Rydex VT Arktos Fund	10.00	9.64	0.00
Rydex VT Juno Fund	10.00	10.05	0.00
Rydex VT Nova Fund	10.00	10.18	0.00
Rydex VT OTC Fund	10.00	10.28	0.00
Rydex VT Sector Rotation Fund	10.00	10.71	0.00
Rydex VT US Government Bond Fund	10.00	9.80	0.00
Rydex VT U.S. Govt Money Market Fund	10.00	10.00	0.00
Rydex VT Ursa Fund	10.00	9.81	0.00
Van Eck Worldwide Bond Fund	10.00	9.79	0.00
Van Eck Worldwide Emerging Markets Fund	10.00	11.38	0.00
Van Eck Worldwide Hard Assets Fund	10.00	11.70	0.00
Van Eck Worldwide Real Estate Fund	10.00	11.18	0.00

Table 30 – 2.65% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.27	11.63	0
AIM V.I. Global Health Care Fund	10.10	10.64	0
AIM V.I. Technology Fund	9.32	9.27	0
AIM V.I. Utilities Fund	11.62	13.22	0
Alger American Growth Portfolio	9.26	10.10	0
Alger American Leveraged AllCap Portfolio	9.33	10.40	0
Alger American MidCap Growth Portfolio	11.36	12.15	0
Alger American Small Capitalization Portfolio	11.67	13.28	81
Amer Century VP Balanced Fund	11.11	11.36	194
Amer Century VP Capital Appreciation Fund	9.65	11.47	110
Amer Century VP Income & Growth Fund	10.94	11.13	0
Amer Century VP Inflation Protection Fund	10.02	9.91	0
Amer Century VP International Fund	11.23	12.37	138
Amer Century VP Large Company Value Fund	10.00	10.28	0
Amer Century VP Mid Cap Value Fund	10.00	10.64	0
Amer Century VP Ultra Fund	9.98	9.91	0
Amer Century VP Value Fund	12.13	12.39	0
Calvert VS Social Equity Portfolio	10.53	10.72	0
Calvert VS Social Mid Cap Growth Portfolio	10.56	10.33	0
Calvert VS Social Small Cap Growth Portfolio	10.35	9.15	0
Fidelity VIP Asset Manager Portfolio	10.44	10.56	0
Fidelity VIP Asset Manager: Growth Portfolio	10.21	10.30	0
Fidelity VIP Balanced Portfolio	10.50	10.79	0
Fidelity VIP Contrafund Portfolio	12.44	14.13	150
Fidelity VIP Equity-Income Portfolio	11.29	11.61	216
Fidelity VIP Growth & Income Portfolio	10.20	10.67	0
Fidelity VIP Growth Opportunities Portfolio	10.32	10.92	0
Fidelity VIP Growth Portfolio	9.03	9.28	278
Fidelity VIP High Income Portfolio	13.24	13.19	0
Fidelity VIP Index 500 Portfolio	10.37	10.56	142
Fidelity VIP Investment Grade Bond Portfolio	11.02	10.94	0
Fidelity VIP MidCap Portfolio	14.49	16.65	84
Fidelity VIP Money Market Portfolio	9.59	9.63	0
Fidelity VIP Overseas Portfolio	12.62	14.60	0
Fidelity VIP Value Strategies Portfolio	11.09	11.06	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.51	0
Goldman Sachs VIT Growth and Income Fund	10.00	10.22	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.15	0
Janus Aspen Series Growth and Income Portfolio	12.95	14.16	0
JPMorgan Bond Portfolio (Series Trust II)	10.75	10.76	0
JPMorgan Small Company (Series Trust II) Portfolio	12.36	12.45	82
Lord Abbett Series Fund Growth & Income Portfolio	11.30	11.36	0
Lord Abbett Series Fund International Portfolio	13.67	16.85	100
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.33	14.05	88
MFS VIT Emerging Growth Series	9.56	10.14	0
MFS VIT Investors Trust Series	10.14	10.57	0
MFS VIT New Discovery Series	9.22	9.43	0
MFS VIT Research Series	10.41	10.90	0
Neuberger Berman Fasciano Portfolio	10.00	10.13	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.23	0
Neuberger Berman Regency Portfolio	10.00	11.04	0
PIMCO VIT High Yield Portfolio	11.50	11.66	0
PIMCO VIT Low Duration Portfolio	9.80	9.64	0
PIMCO VIT Real Return Portfolio	11.02	10.96	0
PIMCO VIT Total Return Portfolio	10.23	10.21	0
Premier VIT OpCap Small Cap Portfolio	10.00	9.41	0
Premier VIT PEA Renaissance Portfolio	10.00	9.92	0
Rydex VT Arktos Fund	5.75	5.67	0
Rydex VT Juno Fund	8.87	8.19	0
Rydex VT Nova Fund	10.42	10.55	0
Rydex VT OTC Fund	11.35	11.18	0
Rydex VT Sector Rotation Fund	11.21	12.42	0
Rydex VT US Government Bond Fund	10.00	10.47	0
Rydex VT U.S. Govt Money Market Fund	9.37	9.31	0
Rydex VT Ursa Fund	7.43	7.18	0
Van Eck Worldwide Bond Fund	12.89	12.17	0
Van Eck Worldwide Emerging Markets Fund	15.33	19.70	0
Van Eck Worldwide Hard Assets Fund	15.81	23.35	0
Van Eck Worldwide Real Estate Fund	17.78	20.95	0

Table 31 – 2.70% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.69	0.00
AIM V.I. Global Health Care Fund	10.00	10.20	0.00
AIM V.I. Technology Fund	10.00	10.48	0.00
AIM V.I. Utilities Fund	10.00	10.03	0.00
Alger American Growth Portfolio	10.00	10.41	0.00
Alger American Leveraged AllCap Portfolio	10.00	10.70	0.00
Alger American MidCap Growth Portfolio	10.00	10.22	0.00
Alger American Small Capitalization Portfolio	10.00	10.64	0.00
Amer Century VP Balanced Fund	10.00	10.11	0.00
Amer Century VP Capital Appreciation Fund	10.00	10.92	0.00
Amer Century VP Income & Growth Fund	10.00	10.11	0.00
Amer Century VP Inflation Protection Fund	10.00	9.99	0.00
Amer Century VP International Fund	10.00	10.70	0.00
Amer Century VP Large Company Value Fund	10.00	10.20	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.17	0.00
Amer Century VP Ultra Fund	10.00	10.22	0.00
Amer Century VP Value Fund	10.00	10.16	0.00
Calvert VS Social Equity Portfolio	10.00	10.05	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.85	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	10.01	0.00
Fidelity VIP Asset Manager Portfolio	10.00	10.17	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.21	0.00
Fidelity VIP Balanced Portfolio	10.00	10.40	0.00
Fidelity VIP Contrafund Portfolio	10.00	10.72	0.00
Fidelity VIP Equity-Income Portfolio	10.00	10.25	0.00
Fidelity VIP Growth & Income Portfolio	10.00	10.57	0.00
Fidelity VIP Growth Opportunities Portfolio	10.00	10.66	0.00
Fidelity VIP Growth Portfolio	10.00	10.31	0.00
Fidelity VIP High Income Portfolio	10.00	9.99	0.00
Fidelity VIP Index 500 Portfolio	10.00	10.18	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.93	0.00
Fidelity VIP MidCap Portfolio	10.00	10.74	0.00
Fidelity VIP Money Market Portfolio	10.00	10.03	0.00
Fidelity VIP Overseas Portfolio	10.00	11.04	0.00
Fidelity VIP Value Strategies Portfolio	10.00	10.32	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.06	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.07	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.22	0.00
Janus Aspen Series Growth and Income Portfolio	10.00	10.55	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.00	9.95	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	10.01	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.27	0.00
Lord Abbett Series Fund International Portfolio	10.00	11.19	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.17	0.00
MFS VIT Emerging Growth Series	10.00	10.55	0.00
MFS VIT Investors Trust Series	10.00	10.30	0.00
MFS VIT New Discovery Series	10.00	10.20	0.00
MFS VIT Research Series	10.00	10.13	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.13	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	10.58	0.00
Neuberger Berman Regency Portfolio	10.00	10.32	0.00
PIMCO VIT High Yield Portfolio	10.00	9.98	0.00
PIMCO VIT Low Duration Portfolio	10.00	9.96	0.00
PIMCO VIT Real Return Portfolio	10.00	10.00	0.00
PIMCO VIT Total Return Portfolio	10.00	9.91	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	10.28	0.00
Premier VIT PEA Renaissance Portfolio	10.00	10.23	0.00
Rydex VT Arktos Fund	10.00	9.64	0.00
Rydex VT Juno Fund	10.00	10.05	0.00
Rydex VT Nova Fund	10.00	10.17	0.00
Rydex VT OTC Fund	10.00	10.27	0.00
Rydex VT Sector Rotation Fund	10.00	10.71	0.00
Rydex VT US Government Bond Fund	10.00	9.79	0.00
Rydex VT U.S. Govt Money Market Fund	10.00	10.00	0.00
Rydex VT Ursa Fund	10.00	9.81	0.00
Van Eck Worldwide Bond Fund	10.00	9.78	0.00
Van Eck Worldwide Emerging Markets Fund	10.00	11.38	0.00
Van Eck Worldwide Hard Assets Fund	10.00	11.69	0.00
Van Eck Worldwide Real Estate Fund	10.00	11.17	0.00

Table 32 – 2.75% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider

Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.24	11.58	29
AIM V.I. Global Health Care Fund	10.07	10.60	0
AIM V.I. Technology Fund	9.29	9.24	0
AIM V.I. Utilities Fund	11.58	13.17	0
Alger American Growth Portfolio	9.23	10.06	20
Alger American Leveraged AllCap Portfolio	9.30	10.36	0
Alger American MidCap Growth Portfolio	11.33	12.10	24
Alger American Small Capitalization Portfolio	11.64	13.23	0
Amer Century VP Balanced Fund	11.08	11.31	0
Amer Century VP Capital Appreciation Fund	9.62	11.42	0
Amer Century VP Income & Growth Fund	10.90	11.09	0
Amer Century VP Inflation Protection Fund	10.02	9.90	0
Amer Century VP International Fund	11.19	12.32	54
Amer Century VP Large Company Value Fund	10.00	10.27	0
Amer Century VP Mid Cap Value Fund	10.00	10.63	0
Amer Century VP Ultra Fund	9.98	9.90	0
Amer Century VP Value Fund	12.09	12.34	33
Calvert VS Social Equity Portfolio	10.50	10.68	0
Calvert VS Social Mid Cap Growth Portfolio	10.53	10.29	0
Calvert VS Social Small Cap Growth Portfolio	10.32	9.12	0
Fidelity VIP Asset Manager Portfolio	10.41	10.51	0
Fidelity VIP Asset Manager: Growth Portfolio	10.18	10.26	0
Fidelity VIP Balanced Portfolio	10.47	10.75	0
Fidelity VIP Contrafund Portfolio	12.40	14.08	0
Fidelity VIP Equity-Income Portfolio	11.26	11.56	0
Fidelity VIP Growth & Income Portfolio	10.17	10.63	0
Fidelity VIP Growth Opportunities Portfolio	10.29	10.88	0
Fidelity VIP Growth Portfolio	9.00	9.24	0
Fidelity VIP High Income Portfolio	13.20	13.14	9
Fidelity VIP Index 500 Portfolio	10.34	10.52	36
Fidelity VIP Investment Grade Bond Portfolio	10.99	10.90	0
Fidelity VIP MidCap Portfolio	14.45	16.59	0
Fidelity VIP Money Market Portfolio	9.56	9.59	31
Fidelity VIP Overseas Portfolio	12.58	14.54	0
Fidelity VIP Value Strategies Portfolio	11.08	11.04	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.50	0
Goldman Sachs VIT Growth and Income Fund	10.00	10.21	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.14	0
Janus Aspen Series Growth and Income Portfolio	12.92	14.13	0
JPMorgan Bond Portfolio (Series Trust II)	10.72	10.72	0
JPMorgan Small Company (Series Trust II) Portfolio	12.32	12.40	0
Lord Abbett Series Fund Growth & Income Portfolio	11.26	11.31	0
Lord Abbett Series Fund International Portfolio	13.63	16.79	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.29	13.99	14
MFS VIT Emerging Growth Series	9.53	10.10	0
MFS VIT Investors Trust Series	10.11	10.52	0
MFS VIT New Discovery Series	9.19	9.39	0
MFS VIT Research Series	10.38	10.86	0
Neuberger Berman Fasciano Portfolio	10.00	10.12	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.22	0
Neuberger Berman Regency Portfolio	10.00	11.03	0
PIMCO VIT High Yield Portfolio	11.48	11.63	0
PIMCO VIT Low Duration Portfolio	9.79	9.62	0
PIMCO VIT Real Return Portfolio	11.00	10.93	0
PIMCO VIT Total Return Portfolio	10.21	10.18	30
Premier VIT OpCap Small Cap Portfolio	10.00	9.40	0
Premier VIT PEA Renaissance Portfolio	10.00	9.91	0
Rydex VT Arktos Fund	5.73	5.65	0
Rydex VT Juno Fund	8.87	8.18	0
Rydex VT Nova Fund	10.39	10.51	0
Rydex VT OTC Fund	11.32	11.14	0
Rydex VT Sector Rotation Fund	11.20	12.40	0
Rydex VT US Government Bond Fund	10.00	10.46	0
Rydex VT U.S. Govt Money Market Fund	9.34	9.27	0
Rydex VT Ursa Fund	7.41	7.15	0
Van Eck Worldwide Bond Fund	12.86	12.13	0
Van Eck Worldwide Emerging Markets Fund	15.29	19.63	0
Van Eck Worldwide Hard Assets Fund	15.76	23.26	0
Van Eck Worldwide Real Estate Fund	17.74	20.88	0

Table 33 – 2.80% Asset Charge

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.38	10.69	0
AIM V.I. Global Health Care Fund	10.72	11.27	0
AIM V.I. Technology Fund	10.24	10.17	0
AIM V.I. Utilities Fund	10.06	11.43	0
Alger American Growth Portfolio	10.34	11.26	3,597
Alger American Leveraged AllCap Portfolio	10.30	11.46	0
Alger American MidCap Growth Portfolio	10.27	10.97	995
Alger American Small Capitalization Portfolio	10.39	11.81	0
Amer Century VP Balanced Fund	10.15	10.36	0
Amer Century VP Capital Appreciation Fund	10.38	12.32	0
Amer Century VP Income & Growth Fund	10.30	10.47	0
Amer Century VP Inflation Protection Fund	10.02	9.90	0
Amer Century VP International Fund	10.34	11.37	5,526
Amer Century VP Large Company Value Fund	10.00	10.27	0
Amer Century VP Mid Cap Value Fund	10.00	10.63	0
Amer Century VP Ultra Fund	9.98	9.90	0
Amer Century VP Value Fund	10.30	10.51	5,552
Calvert VS Social Equity Portfolio	10.21	10.38	0
Calvert VS Social Mid Cap Growth Portfolio	10.30	10.06	0
Calvert VS Social Small Cap Growth Portfolio	10.33	9.12	0
Fidelity VIP Asset Manager Portfolio	10.15	10.25	0
Fidelity VIP Asset Manager: Growth Portfolio	10.20	10.27	0
Fidelity VIP Balanced Portfolio	10.10	10.37	0
Fidelity VIP Contrafund Portfolio	10.21	11.58	0
Fidelity VIP Equity-Income Portfolio	10.23	10.50	0
Fidelity VIP Growth & Income Portfolio	10.14	10.59	0
Fidelity VIP Growth Opportunities Portfolio	10.20	10.78	0
Fidelity VIP Growth Portfolio	10.19	10.46	0
Fidelity VIP High Income Portfolio	10.09	10.04	1,044
Fidelity VIP Index 500 Portfolio	10.23	10.40	5,223
Fidelity VIP Investment Grade Bond Portfolio	10.03	9.94	0
Fidelity VIP MidCap Portfolio	10.22	11.72	0
Fidelity VIP Money Market Portfolio	9.99	10.01	0
Fidelity VIP Overseas Portfolio	10.35	11.95	2,234
Fidelity VIP Value Strategies Portfolio	10.54	10.50	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.49	1,376
Goldman Sachs VIT Growth and Income Fund	10.00	10.20	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.13	0
Janus Aspen Series Growth and Income Portfolio	10.37	11.33	0
JPMorgan Bond Portfolio (Series Trust II)	10.04	10.04	0
JPMorgan Small Company (Series Trust II) Portfolio	10.34	10.40	0
Lord Abbett Series Fund Growth & Income Portfolio	10.26	10.30	0
Lord Abbett Series Fund International Portfolio	10.40	12.80	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.36	10.91	2,001
MFS VIT Emerging Growth Series	10.40	11.01	0
MFS VIT Investors Trust Series	10.29	10.71	0
MFS VIT New Discovery Series	10.35	10.57	0
MFS VIT Research Series	10.35	10.83	0
Neuberger Berman Fasciano Portfolio	10.00	10.12	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.21	0
Neuberger Berman Regency Portfolio	10.00	11.02	0
PIMCO VIT High Yield Portfolio	10.07	10.19	0
PIMCO VIT Low Duration Portfolio	9.99	9.82	0
PIMCO VIT Real Return Portfolio	10.10	10.02	0
PIMCO VIT Total Return Portfolio	10.03	9.99	6,228
Premier VIT OpCap Small Cap Portfolio	10.00	9.40	0
Premier VIT PEA Renaissance Portfolio	10.00	9.91	0
Rydex VT Arktos Fund	9.72	9.57	0
Rydex VT Juno Fund	9.84	9.07	0
Rydex VT Nova Fund	10.36	10.48	0
Rydex VT OTC Fund	10.25	10.08	0
Rydex VT Sector Rotation Fund	10.27	11.35	0
Rydex VT US Government Bond Fund	10.00	10.46	0
Rydex VT U.S. Govt Money Market Fund	9.98	9.90	0
Rydex VT Ursa Fund	9.73	9.39	0
Van Eck Worldwide Bond Fund	10.09	9.52	0
Van Eck Worldwide Emerging Markets Fund	10.53	13.51	0
Van Eck Worldwide Hard Assets Fund	9.73	14.35	0
Van Eck Worldwide Real Estate Fund	10.54	12.40	0

Table 34 – 2.85% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.21	11.54	0.00
AIM V.I. Global Health Care Fund	10.04	10.56	0.00
AIM V.I. Technology Fund	9.27	9.20	0.00
AIM V.I. Utilities Fund	11.55	13.12	0.00
Alger American Growth Portfolio	9.21	10.02	0.00
Alger American Leveraged AllCap Portfolio	9.27	10.32	0.00
Alger American MidCap Growth Portfolio	11.29	12.06	0.00
Alger American Small Capitalization Portfolio	11.60	13.18	0.00
Amer Century VP Balanced Fund	11.05	11.27	0.00
Amer Century VP Capital Appreciation Fund	9.59	11.38	0.00
Amer Century VP Income & Growth Fund	10.87	11.04	0.00
Amer Century VP Inflation Protection Fund	10.02	9.89	0.00
Amer Century VP International Fund	11.16	12.27	0.00
Amer Century VP Large Company Value Fund	10.00	10.26	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.62	0.00
Amer Century VP Ultra Fund	9.98	9.89	0.00
Amer Century VP Value Fund	12.06	12.29	0.00
Calvert VS Social Equity Portfolio	10.47	10.64	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.50	10.25	0.00
Calvert VS Social Small Cap Growth Portfolio	10.29	9.09	0.00
Fidelity VIP Asset Manager Portfolio	10.38	10.47	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.15	10.22	0.00
Fidelity VIP Balanced Portfolio	10.44	10.71	0.00
Fidelity VIP Contrafund Portfolio	12.37	14.02	0.00
Fidelity VIP Equity-Income Portfolio	11.23	11.52	0.00
Fidelity VIP Growth & Income Portfolio	10.14	10.58	0.00
Fidelity VIP Growth Opportunities Portfolio	10.26	10.83	0.00
Fidelity VIP Growth Portfolio	8.98	9.21	0.00
Fidelity VIP High Income Portfolio	13.16	13.09	0.00
Fidelity VIP Index 500 Portfolio	10.31	10.48	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.96	10.85	0.00
Fidelity VIP MidCap Portfolio	14.40	16.52	0.00
Fidelity VIP Money Market Portfolio	9.54	9.55	0.00
Fidelity VIP Overseas Portfolio	12.55	14.49	0.00
Fidelity VIP Value Strategies Portfolio	11.07	11.02	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.49	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.20	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.13	0.00
Janus Aspen Series Growth and Income Portfolio	12.90	14.09	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.69	10.68	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.29	12.36	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.23	11.27	0.00
Lord Abbett Series Fund International Portfolio	13.59	16.72	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.25	13.94	0.00
MFS VIT Emerging Growth Series	9.50	10.06	0.00
MFS VIT Investors Trust Series	10.08	10.48	0.00
MFS VIT New Discovery Series	9.17	9.36	0.00
MFS VIT Research Series	10.35	10.82	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.11	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	11.20	0.00
Neuberger Berman Regency Portfolio	10.00	11.02	0.00
PIMCO VIT High Yield Portfolio	11.46	11.60	0.00
PIMCO VIT Low Duration Portfolio	9.77	9.59	0.00
PIMCO VIT Real Return Portfolio	10.98	10.90	0.00
PIMCO VIT Total Return Portfolio	10.20	10.15	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	9.39	0.00
Premier VIT PEA Renaissance Portfolio	10.00	9.90	0.00
Rydex VT Arktos Fund	5.72	5.63	0.00
Rydex VT Juno Fund	8.86	8.16	0.00
Rydex VT Nova Fund	10.36	10.47	0.00
Rydex VT OTC Fund	11.29	11.10	0.00
Rydex VT Sector Rotation Fund	11.20	12.38	0.00
Rydex VT US Government Bond Fund	10.00	10.45	0.00
Rydex VT U.S. Govt Money Market Fund	9.32	9.24	0.00
Rydex VT Ursa Fund	7.39	7.13	0.00
Van Eck Worldwide Bond Fund	12.83	12.09	0.00
Van Eck Worldwide Emerging Markets Fund	15.24	19.56	0.00
Van Eck Worldwide Hard Assets Fund	15.71	23.17	0.00
Van Eck Worldwide Real Estate Fund	17.70	20.82	0.00

Table 35 – 2.90% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.68	0.00
AIM V.I. Global Health Care Fund	10.00	10.19	0.00
AIM V.I. Technology Fund	10.00	10.48	0.00
AIM V.I. Utilities Fund	10.00	10.02	0.00
Alger American Growth Portfolio	10.00	10.40	0.00
Alger American Leveraged AllCap Portfolio	10.00	10.70	0.00
Alger American MidCap Growth Portfolio	10.00	10.21	0.00
Alger American Small Capitalization Portfolio	10.00	10.63	0.00
Amer Century VP Balanced Fund	10.00	10.10	0.00
Amer Century VP Capital Appreciation Fund	10.00	10.91	0.00
Amer Century VP Income & Growth Fund	10.00	10.10	0.00
Amer Century VP Inflation Protection Fund	10.00	9.98	0.00
Amer Century VP International Fund	10.00	10.69	0.00
Amer Century VP Large Company Value Fund	10.00	10.19	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.16	0.00
Amer Century VP Ultra Fund	10.00	10.21	0.00
Amer Century VP Value Fund	10.00	10.16	0.00
Calvert VS Social Equity Portfolio	10.00	10.04	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.85	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	10.00	0.00
Fidelity VIP Asset Manager Portfolio	10.00	10.16	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.20	0.00
Fidelity VIP Balanced Portfolio	10.00	10.40	0.00
Fidelity VIP Contrafund Portfolio	10.00	10.71	0.00
Fidelity VIP Equity-Income Portfolio	10.00	10.24	0.00
Fidelity VIP Growth & Income Portfolio	10.00	10.57	0.00
Fidelity VIP Growth Opportunities Portfolio	10.00	10.65	0.00
Fidelity VIP Growth Portfolio	10.00	10.30	0.00
Fidelity VIP High Income Portfolio	10.00	9.98	0.00
Fidelity VIP Index 500 Portfolio	10.00	10.17	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.92	0.00
Fidelity VIP MidCap Portfolio	10.00	10.73	0.00
Fidelity VIP Money Market Portfolio	10.00	10.03	0.00
Fidelity VIP Overseas Portfolio	10.00	11.04	0.00
Fidelity VIP Value Strategies Portfolio	10.00	10.32	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.05	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.06	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.21	0.00
Janus Aspen Series Growth and Income Portfolio	10.00	10.55	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.00	9.95	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	10.00	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.26	0.00
Lord Abbett Series Fund International Portfolio	10.00	11.19	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.16	0.00
MFS VIT Emerging Growth Series	10.00	10.54	0.00
MFS VIT Investors Trust Series	10.00	10.29	0.00
MFS VIT New Discovery Series	10.00	10.19	0.00
MFS VIT Research Series	10.00	10.12	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.13	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	10.58	0.00
Neuberger Berman Regency Portfolio	10.00	10.31	0.00
PIMCO VIT High Yield Portfolio	10.00	9.97	0.00
PIMCO VIT Low Duration Portfolio	10.00	9.95	0.00
PIMCO VIT Real Return Portfolio	10.00	9.99	0.00
PIMCO VIT Total Return Portfolio	10.00	9.91	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	10.27	0.00
Premier VIT PEA Renaissance Portfolio	10.00	10.23	0.00
Rydex VT Arktos Fund	10.00	9.63	0.00
Rydex VT Juno Fund	10.00	10.04	0.00
Rydex VT Nova Fund	10.00	10.17	0.00
Rydex VT OTC Fund	10.00	10.26	0.00
Rydex VT Sector Rotation Fund	10.00	10.70	0.00
Rydex VT US Government Bond Fund	10.00	9.79	0.00
Rydex VT U.S. Govt Money Market Fund	10.00	9.99	0.00
Rydex VT Ursa Fund	10.00	9.80	0.00
Van Eck Worldwide Bond Fund	10.00	9.78	0.00
Van Eck Worldwide Emerging Markets Fund	10.00	11.37	0.00
Van Eck Worldwide Hard Assets Fund	10.00	11.68	0.00
Van Eck Worldwide Real Estate Fund	10.00	11.17	0.00

Table 36 – 2.95% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.68	0.00
AIM V.I. Global Health Care Fund	10.00	10.19	0.00
AIM V.I. Technology Fund	10.00	10.47	0.00
AIM V.I. Utilities Fund	10.00	10.02	0.00
Alger American Growth Portfolio	10.00	10.40	0.00
Alger American Leveraged AllCap Portfolio	10.00	10.70	0.00
Alger American MidCap Growth Portfolio	10.00	10.21	0.00
Alger American Small Capitalization Portfolio	10.00	10.63	0.00
Amer Century VP Balanced Fund	10.00	10.10	0.00
Amer Century VP Capital Appreciation Fund	10.00	10.91	0.00
Amer Century VP Income & Growth Fund	10.00	10.10	0.00
Amer Century VP Inflation Protection Fund	10.00	9.98	0.00
Amer Century VP International Fund	10.00	10.69	0.00
Amer Century VP Large Company Value Fund	10.00	10.19	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.16	0.00
Amer Century VP Ultra Fund	10.00	10.21	0.00
Amer Century VP Value Fund	10.00	10.16	0.00
Calvert VS Social Equity Portfolio	10.00	10.04	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.84	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	10.00	0.00
Fidelity VIP Asset Manager Portfolio	10.00	10.16	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.20	0.00
Fidelity VIP Balanced Portfolio	10.00	10.39	0.00
Fidelity VIP Contrafund Portfolio	10.00	10.71	0.00
Fidelity VIP Equity-Income Portfolio	10.00	10.24	0.00
Fidelity VIP Growth & Income Portfolio	10.00	10.56	0.00
Fidelity VIP Growth Opportunities Portfolio	10.00	10.65	0.00
Fidelity VIP Growth Portfolio	10.00	10.30	0.00
Fidelity VIP High Income Portfolio	10.00	9.98	0.00
Fidelity VIP Index 500 Portfolio	10.00	10.17	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.92	0.00
Fidelity VIP MidCap Portfolio	10.00	10.73	0.00
Fidelity VIP Money Market Portfolio	10.00	10.03	0.00
Fidelity VIP Overseas Portfolio	10.00	11.03	0.00
Fidelity VIP Value Strategies Portfolio	10.00	10.31	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.05	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.06	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.21	0.00
Janus Aspen Series Growth and Income Portfolio	10.00	10.55	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.00	9.95	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	10.00	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.26	0.00
Lord Abbett Series Fund International Portfolio	10.00	11.18	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.16	0.00
MFS VIT Emerging Growth Series	10.00	10.54	0.00
MFS VIT Investors Trust Series	10.00	10.29	0.00
MFS VIT New Discovery Series	10.00	10.19	0.00
MFS VIT Research Series	10.00	10.12	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.12	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	10.57	0.00
Neuberger Berman Regency Portfolio	10.00	10.31	0.00
PIMCO VIT High Yield Portfolio	10.00	9.97	0.00
PIMCO VIT Low Duration Portfolio	10.00	9.95	0.00
PIMCO VIT Real Return Portfolio	10.00	9.99	0.00
PIMCO VIT Total Return Portfolio	10.00	9.91	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	10.27	0.00
Premier VIT PEA Renaissance Portfolio	10.00	10.23	0.00
Rydex VT Arktos Fund	10.00	9.63	0.00
Rydex VT Juno Fund	10.00	10.04	0.00
Rydex VT Nova Fund	10.00	10.16	0.00
Rydex VT OTC Fund	10.00	10.26	0.00
Rydex VT Sector Rotation Fund	10.00	10.70	0.00
Rydex VT US Government Bond Fund	10.00	9.78	0.00
Rydex VT U.S. Govt Money Market Fund	10.00	9.99	0.00
Rydex VT Ursa Fund	10.00	9.80	0.00
Van Eck Worldwide Bond Fund	10.00	9.77	0.00
Van Eck Worldwide Emerging Markets Fund	10.00	11.37	0.00
Van Eck Worldwide Hard Assets Fund	10.00	11.68	0.00
Van Eck Worldwide Real Estate Fund	10.00	11.16	0.00

Table 37 – 3.00% Asset Charge

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.16	11.47	0.00
AIM V.I. Global Health Care Fund	10.00	10.49	0.00
AIM V.I. Technology Fund	9.23	9.15	0.00
AIM V.I. Utilities Fund	11.51	13.05	0.00
Alger American Growth Portfolio	9.17	9.97	0.00
Alger American Leveraged AllCap Portfolio	9.23	10.26	0.00
Alger American MidCap Growth Portfolio	11.24	11.98	0.00
Alger American Small Capitalization Portfolio	11.55	13.10	0.00
Amer Century VP Balanced Fund	11.00	11.20	0.00
Amer Century VP Capital Appreciation Fund	9.55	11.31	0.00
Amer Century VP Income & Growth Fund	10.82	10.98	0.00
Amer Century VP Inflation Protection Fund	10.02	9.88	0.00
Amer Century VP International Fund	11.11	12.20	0.00
Amer Century VP Large Company Value Fund	10.00	10.25	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.61	0.00
Amer Century VP Ultra Fund	9.98	9.88	0.00
Amer Century VP Value Fund	12.01	12.22	0.00
Calvert VS Social Equity Portfolio	10.43	10.59	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.46	10.19	0.00
Calvert VS Social Small Cap Growth Portfolio	10.25	9.04	0.00
Fidelity VIP Asset Manager Portfolio	10.34	10.41	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.10	10.16	0.00
Fidelity VIP Balanced Portfolio	10.39	10.64	0.00
Fidelity VIP Contrafund Portfolio	12.31	13.94	0.00
Fidelity VIP Equity-Income Portfolio	11.18	11.45	0.00
Fidelity VIP Growth & Income Portfolio	10.09	10.52	0.00
Fidelity VIP Growth Opportunities Portfolio	10.21	10.77	0.00
Fidelity VIP Growth Portfolio	8.94	9.15	0.00
Fidelity VIP High Income Portfolio	13.10	13.01	0.00
Fidelity VIP Index 500 Portfolio	10.27	10.42	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.91	10.79	0.00
Fidelity VIP MidCap Portfolio	14.34	16.43	0.00
Fidelity VIP Money Market Portfolio	9.50	9.49	0.00
Fidelity VIP Overseas Portfolio	12.49	14.40	0.00
Fidelity VIP Value Strategies Portfolio	11.06	10.99	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.47	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.18	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.11	0.00
Janus Aspen Series Growth and Income Portfolio	12.87	14.03	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.65	10.62	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.24	12.29	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.18	11.20	0.00
Lord Abbett Series Fund International Portfolio	13.53	16.62	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.19	13.86	0.00
MFS VIT Emerging Growth Series	9.46	10.00	0.00
MFS VIT Investors Trust Series	10.03	10.42	0.00
MFS VIT New Discovery Series	9.13	9.30	0.00
MFS VIT Research Series	10.30	10.76	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.10	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	11.19	0.00
Neuberger Berman Regency Portfolio	10.00	11.00	0.00
PIMCO VIT High Yield Portfolio	11.43	11.55	0.00
PIMCO VIT Low Duration Portfolio	9.75	9.55	0.00
PIMCO VIT Real Return Portfolio	10.96	10.86	0.00
PIMCO VIT Total Return Portfolio	10.17	10.11	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	9.38	0.00
Premier VIT PEA Renaissance Portfolio	10.00	9.89	0.00
Rydex VT Arktos Fund	5.70	5.60	0.00
Rydex VT Juno Fund	8.85	8.14	0.00
Rydex VT Nova Fund	10.32	10.42	0.00
Rydex VT OTC Fund	11.25	11.04	0.00
Rydex VT Sector Rotation Fund	11.19	12.35	0.00
Rydex VT US Government Bond Fund	10.00	10.44	0.00
Rydex VT U.S. Govt Money Market Fund	9.28	9.19	0.00
Rydex VT Ursa Fund	7.36	7.09	0.00
Van Eck Worldwide Bond Fund	12.79	12.04	0.00
Van Eck Worldwide Emerging Markets Fund	15.18	19.45	0.00
Van Eck Worldwide Hard Assets Fund	15.65	23.03	0.00
Van Eck Worldwide Real Estate Fund	17.64	20.72	0.00

Table 38 – 3.05% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.67	0.00
AIM V.I. Global Health Care Fund	10.00	10.19	0.00
AIM V.I. Technology Fund	10.00	10.47	0.00
AIM V.I. Utilities Fund	10.00	10.02	0.00
Alger American Growth Portfolio	10.00	10.40	0.00
Alger American Leveraged AllCap Portfolio	10.00	10.69	0.00
Alger American MidCap Growth Portfolio	10.00	10.20	0.00
Alger American Small Capitalization Portfolio	10.00	10.63	0.00
Amer Century VP Balanced Fund	10.00	10.09	0.00
Amer Century VP Capital Appreciation Fund	10.00	10.91	0.00
Amer Century VP Income & Growth Fund	10.00	10.09	0.00
Amer Century VP Inflation Protection Fund	10.00	9.98	0.00
Amer Century VP International Fund	10.00	10.68	0.00
Amer Century VP Large Company Value Fund	10.00	10.19	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.16	0.00
Amer Century VP Ultra Fund	10.00	10.21	0.00
Amer Century VP Value Fund	10.00	10.15	0.00
Calvert VS Social Equity Portfolio	10.00	10.03	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.84	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	10.00	0.00
Fidelity VIP Asset Manager Portfolio	10.00	10.15	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.19	0.00
Fidelity VIP Balanced Portfolio	10.00	10.39	0.00
Fidelity VIP Contrafund Portfolio	10.00	10.70	0.00
Fidelity VIP Equity-Income Portfolio	10.00	10.23	0.00
Fidelity VIP Growth & Income Portfolio	10.00	10.56	0.00
Fidelity VIP Growth Opportunities Portfolio	10.00	10.65	0.00
Fidelity VIP Growth Portfolio	10.00	10.29	0.00
Fidelity VIP High Income Portfolio	10.00	9.98	0.00
Fidelity VIP Index 500 Portfolio	10.00	10.16	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.92	0.00
Fidelity VIP MidCap Portfolio	10.00	10.72	0.00
Fidelity VIP Money Market Portfolio	10.00	10.02	0.00
Fidelity VIP Overseas Portfolio	10.00	11.03	0.00
Fidelity VIP Value Strategies Portfolio	10.00	10.31	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.05	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.06	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.21	0.00
Janus Aspen Series Growth and Income Portfolio	10.00	10.54	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.00	9.94	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	10.00	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.26	0.00
Lord Abbett Series Fund International Portfolio	10.00	11.18	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.15	0.00
MFS VIT Emerging Growth Series	10.00	10.54	0.00
MFS VIT Investors Trust Series	10.00	10.29	0.00
MFS VIT New Discovery Series	10.00	10.19	0.00
MFS VIT Research Series	10.00	10.11	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.12	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	10.57	0.00
Neuberger Berman Regency Portfolio	10.00	10.31	0.00
PIMCO VIT High Yield Portfolio	10.00	9.96	0.00
PIMCO VIT Low Duration Portfolio	10.00	9.94	0.00
PIMCO VIT Real Return Portfolio	10.00	9.98	0.00
PIMCO VIT Total Return Portfolio	10.00	9.90	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	10.26	0.00
Premier VIT PEA Renaissance Portfolio	10.00	10.22	0.00
Rydex VT Arktos Fund	10.00	9.63	0.00
Rydex VT Juno Fund	10.00	10.04	0.00
Rydex VT Nova Fund	10.00	10.16	0.00
Rydex VT OTC Fund	10.00	10.26	0.00
Rydex VT Sector Rotation Fund	10.00	10.69	0.00
Rydex VT US Government Bond Fund	10.00	9.78	0.00
Rydex VT U.S. Govt Money Market Fund	10.00	9.99	0.00
Rydex VT Ursa Fund	10.00	9.80	0.00
Van Eck Worldwide Bond Fund	10.00	9.77	0.00
Van Eck Worldwide Emerging Markets Fund	10.00	11.36	0.00
Van Eck Worldwide Hard Assets Fund	10.00	11.68	0.00
Van Eck Worldwide Real Estate Fund	10.00	11.16	0.00

Table 39 – 3.10% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.13	11.43	0.00
AIM V.I. Global Health Care Fund	9.97	10.45	0.00
AIM V.I. Technology Fund	9.21	9.12	0.00
AIM V.I. Utilities Fund	11.48	13.00	0.00
Alger American Growth Portfolio	9.14	9.93	0.00
Alger American Leveraged AllCap Portfolio	9.21	10.22	0.00
Alger American MidCap Growth Portfolio	11.21	11.94	0.00
Alger American Small Capitalization Portfolio	11.52	13.05	0.00
Amer Century VP Balanced Fund	10.97	11.16	0.00
Amer Century VP Capital Appreciation Fund	9.52	11.27	0.00
Amer Century VP Income & Growth Fund	10.79	10.94	0.00
Amer Century VP Inflation Protection Fund	10.02	9.87	0.00
Amer Century VP International Fund	11.08	12.15	0.00
Amer Century VP Large Company Value Fund	10.00	10.24	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.60	0.00
Amer Century VP Ultra Fund	9.98	9.87	0.00
Amer Century VP Value Fund	11.97	12.17	0.00
Calvert VS Social Equity Portfolio	10.40	10.55	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.43	10.16	0.00
Calvert VS Social Small Cap Growth Portfolio	10.22	9.00	0.00
Fidelity VIP Asset Manager Portfolio	10.31	10.37	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.07	10.12	0.00
Fidelity VIP Balanced Portfolio	10.36	10.60	0.00
Fidelity VIP Contrafund Portfolio	12.28	13.89	0.00
Fidelity VIP Equity-Income Portfolio	11.14	11.41	0.00
Fidelity VIP Growth & Income Portfolio	10.07	10.48	0.00
Fidelity VIP Growth Opportunities Portfolio	10.18	10.73	0.00
Fidelity VIP Growth Portfolio	8.91	9.12	0.00
Fidelity VIP High Income Portfolio	13.06	12.96	0.00
Fidelity VIP Index 500 Portfolio	10.24	10.38	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.88	10.75	0.00
Fidelity VIP MidCap Portfolio	14.30	16.36	0.00
Fidelity VIP Money Market Portfolio	9.47	9.46	0.00
Fidelity VIP Overseas Portfolio	12.46	14.34	0.00
Fidelity VIP Value Strategies Portfolio	11.06	10.98	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.46	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.17	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.10	0.00
Janus Aspen Series Growth and Income Portfolio	12.84	13.99	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.62	10.58	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.21	12.24	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.15	11.16	0.00
Lord Abbett Series Fund International Portfolio	13.49	16.56	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.16	13.80	0.00
MFS VIT Emerging Growth Series	9.43	9.96	0.00
MFS VIT Investors Trust Series	10.00	10.38	0.00
MFS VIT New Discovery Series	9.10	9.27	0.00
MFS VIT Research Series	10.27	10.71	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.09	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	11.18	0.00
Neuberger Berman Regency Portfolio	10.00	10.99	0.00
PIMCO VIT High Yield Portfolio	11.41	11.52	0.00
PIMCO VIT Low Duration Portfolio	9.73	9.53	0.00
PIMCO VIT Real Return Portfolio	10.94	10.83	0.00
PIMCO VIT Total Return Portfolio	10.16	10.09	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	9.37	0.00
Premier VIT PEA Renaissance Portfolio	10.00	9.88	0.00
Rydex VT Arktos Fund	5.68	5.58	0.00
Rydex VT Juno Fund	8.85	8.13	0.00
Rydex VT Nova Fund	10.29	10.38	0.00
Rydex VT OTC Fund	11.22	11.00	0.00
Rydex VT Sector Rotation Fund	11.18	12.32	0.00
Rydex VT US Government Bond Fund	10.00	10.43	0.00
Rydex VT U.S. Govt Money Market Fund	9.26	9.15	0.00
Rydex VT Ursa Fund	7.34	7.06	0.00
Van Eck Worldwide Bond Fund	12.76	12.00	0.00
Van Eck Worldwide Emerging Markets Fund	15.14	19.38	0.00
Van Eck Worldwide Hard Assets Fund	15.60	22.94	0.00
Van Eck Worldwide Real Estate Fund	17.60	20.65	0.00

Table 40 – 3.15% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.67	0.00
AIM V.I. Global Health Care Fund	10.00	10.18	0.00
AIM V.I. Technology Fund	10.00	10.47	0.00
AIM V.I. Utilities Fund	10.00	10.01	0.00
Alger American Growth Portfolio	10.00	10.39	0.00
Alger American Leveraged AllCap Portfolio	10.00	10.69	0.00
Alger American MidCap Growth Portfolio	10.00	10.20	0.00
Alger American Small Capitalization Portfolio	10.00	10.62	0.00
Amer Century VP Balanced Fund	10.00	10.09	0.00
Amer Century VP Capital Appreciation Fund	10.00	10.90	0.00
Amer Century VP Income & Growth Fund	10.00	10.09	0.00
Amer Century VP Inflation Protection Fund	10.00	9.98	0.00
Amer Century VP International Fund	10.00	10.68	0.00
Amer Century VP Large Company Value Fund	10.00	10.18	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.15	0.00
Amer Century VP Ultra Fund	10.00	10.20	0.00
Amer Century VP Value Fund	10.00	10.15	0.00
Calvert VS Social Equity Portfolio	10.00	10.03	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.84	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	9.99	0.00
Fidelity VIP Asset Manager Portfolio	10.00	10.15	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.19	0.00
Fidelity VIP Balanced Portfolio	10.00	10.39	0.00
Fidelity VIP Contrafund Portfolio	10.00	10.70	0.00
Fidelity VIP Equity-Income Portfolio	10.00	10.23	0.00
Fidelity VIP Growth & Income Portfolio	10.00	10.56	0.00
Fidelity VIP Growth Opportunities Portfolio	10.00	10.64	0.00
Fidelity VIP Growth Portfolio	10.00	10.29	0.00
Fidelity VIP High Income Portfolio	10.00	9.97	0.00
Fidelity VIP Index 500 Portfolio	10.00	10.16	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.91	0.00
Fidelity VIP MidCap Portfolio	10.00	10.72	0.00
Fidelity VIP Money Market Portfolio	10.00	10.02	0.00
Fidelity VIP Overseas Portfolio	10.00	11.03	0.00
Fidelity VIP Value Strategies Portfolio	10.00	10.31	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.04	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.05	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.20	0.00
Janus Aspen Series Growth and Income Portfolio	10.00	10.54	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.00	9.94	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	10.00	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.25	0.00
Lord Abbett Series Fund International Portfolio	10.00	11.18	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.15	0.00
MFS VIT Emerging Growth Series	10.00	10.53	0.00
MFS VIT Investors Trust Series	10.00	10.29	0.00
MFS VIT New Discovery Series	10.00	10.19	0.00
MFS VIT Research Series	10.00	10.11	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.12	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	10.57	0.00
Neuberger Berman Regency Portfolio	10.00	10.30	0.00
PIMCO VIT High Yield Portfolio	10.00	9.96	0.00
PIMCO VIT Low Duration Portfolio	10.00	9.94	0.00
PIMCO VIT Real Return Portfolio	10.00	9.98	0.00
PIMCO VIT Total Return Portfolio	10.00	9.90	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	10.26	0.00
Premier VIT PEA Renaissance Portfolio	10.00	10.22	0.00
Rydex VT Arktos Fund	10.00	9.62	0.00
Rydex VT Juno Fund	10.00	10.03	0.00
Rydex VT Nova Fund	10.00	10.16	0.00
Rydex VT OTC Fund	10.00	10.25	0.00
Rydex VT Sector Rotation Fund	10.00	10.69	0.00
Rydex VT US Government Bond Fund	10.00	9.78	0.00
Rydex VT U.S. Govt Money Market Fund	10.00	9.98	0.00
Rydex VT Ursa Fund	10.00	9.79	0.00
Van Eck Worldwide Bond Fund	10.00	9.77	0.00
Van Eck Worldwide Emerging Markets Fund	10.00	11.36	0.00
Van Eck Worldwide Hard Assets Fund	10.00	11.67	0.00
Van Eck Worldwide Real Estate Fund	10.00	11.16	0.00

Table 41 – 3.25% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.08	11.36	0.00
AIM V.I. Global Health Care Fund	9.93	10.39	0.00
AIM V.I. Technology Fund	9.17	9.07	0.00
AIM V.I. Utilities Fund	11.43	12.93	0.00
Alger American Growth Portfolio	9.10	9.87	0.00
Alger American Leveraged AllCap Portfolio	9.17	10.16	0.00
Alger American MidCap Growth Portfolio	11.16	11.87	0.00
Alger American Small Capitalization Portfolio	11.47	12.98	0.00
Amer Century VP Balanced Fund	10.92	11.09	0.00
Amer Century VP Capital Appreciation Fund	9.48	11.20	0.00
Amer Century VP Income & Growth Fund	10.75	10.87	0.00
Amer Century VP Inflation Protection Fund	10.02	9.85	0.00
Amer Century VP International Fund	11.03	12.08	0.00
Amer Century VP Large Company Value Fund	10.00	10.22	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.58	0.00
Amer Century VP Ultra Fund	9.98	9.85	0.00
Amer Century VP Value Fund	11.92	12.10	0.00
Calvert VS Social Equity Portfolio	10.36	10.49	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.39	10.10	0.00
Calvert VS Social Small Cap Growth Portfolio	10.18	8.96	0.00
Fidelity VIP Asset Manager Portfolio	10.26	10.31	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.03	10.06	0.00
Fidelity VIP Balanced Portfolio	10.32	10.54	0.00
Fidelity VIP Contrafund Portfolio	12.22	13.81	0.00
Fidelity VIP Equity-Income Portfolio	11.10	11.34	0.00
Fidelity VIP Growth & Income Portfolio	10.02	10.42	0.00
Fidelity VIP Growth Opportunities Portfolio	10.14	10.66	0.00
Fidelity VIP Growth Portfolio	8.87	9.06	0.00
Fidelity VIP High Income Portfolio	13.01	12.88	0.00
Fidelity VIP Index 500 Portfolio	10.20	10.32	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.83	10.68	0.00
Fidelity VIP MidCap Portfolio	14.24	16.27	0.00
Fidelity VIP Money Market Portfolio	9.43	9.40	0.00
Fidelity VIP Overseas Portfolio	12.40	14.26	0.00
Fidelity VIP Value Strategies Portfolio	11.04	10.95	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.45	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.16	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.09	0.00
Janus Aspen Series Growth and Income Portfolio	12.81	13.93	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.58	10.53	0.00
JPMorgan Small Company (Series Trust II) Portfolio	12.16	12.18	0.00
Lord Abbett Series Fund Growth & Income Portfolio	11.10	11.09	0.00
Lord Abbett Series Fund International Portfolio	13.43	16.46	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.10	13.72	0.00
MFS VIT Emerging Growth Series	9.39	9.91	0.00
MFS VIT Investors Trust Series	9.96	10.32	0.00
MFS VIT New Discovery Series	9.06	9.21	0.00
MFS VIT Research Series	10.23	10.65	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.07	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	11.16	0.00
Neuberger Berman Regency Portfolio	10.00	10.97	0.00
PIMCO VIT High Yield Portfolio	11.38	11.47	0.00
PIMCO VIT Low Duration Portfolio	9.71	9.49	0.00
PIMCO VIT Real Return Portfolio	10.91	10.78	0.00
PIMCO VIT Total Return Portfolio	10.13	10.05	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	9.36	0.00
Premier VIT PEA Renaissance Portfolio	10.00	9.86	0.00
Rydex VT Arktos Fund	5.66	5.55	0.00
Rydex VT Juno Fund	8.84	8.11	0.00
Rydex VT Nova Fund	10.25	10.32	0.00
Rydex VT OTC Fund	11.17	10.94	0.00
Rydex VT Sector Rotation Fund	11.17	12.29	0.00
Rydex VT US Government Bond Fund	10.00	10.41	0.00
Rydex VT U.S. Govt Money Market Fund	9.22	9.10	0.00
Rydex VT Ursa Fund	7.31	7.02	0.00
Van Eck Worldwide Bond Fund	12.72	11.94	0.00
Van Eck Worldwide Emerging Markets Fund	15.08	19.27	0.00
Van Eck Worldwide Hard Assets Fund	15.53	22.81	0.00
Van Eck Worldwide Real Estate Fund	17.55	20.56	0.00

Table 42 – 3.35% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	11.05	11.31	0
AIM V.I. Global Health Care Fund	9.90	10.35	0
AIM V.I. Technology Fund	9.14	9.04	0
AIM V.I. Utilities Fund	11.40	12.88	0
Alger American Growth Portfolio	9.07	9.83	0
Alger American Leveraged AllCap Portfolio	9.14	10.12	0
Alger American MidCap Growth Portfolio	11.13	11.82	0
Alger American Small Capitalization Portfolio	11.43	12.93	0
Amer Century VP Balanced Fund	10.89	11.05	0
Amer Century VP Capital Appreciation Fund	9.45	11.16	0
Amer Century VP Income & Growth Fund	10.71	10.83	0
Amer Century VP Inflation Protection Fund	10.02	9.84	0
Amer Century VP International Fund	11.00	12.03	0
Amer Century VP Large Company Value Fund	10.00	10.21	0
Amer Century VP Mid Cap Value Fund	10.00	10.57	0
Amer Century VP Ultra Fund	9.98	9.84	0
Amer Century VP Value Fund	11.89	12.05	0
Calvert VS Social Equity Portfolio	10.34	10.45	0
Calvert VS Social Mid Cap Growth Portfolio	10.36	10.06	0
Calvert VS Social Small Cap Growth Portfolio	10.16	8.92	0
Fidelity VIP Asset Manager Portfolio	10.23	10.27	0
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.02	0
Fidelity VIP Balanced Portfolio	10.29	10.50	0
Fidelity VIP Contrafund Portfolio	12.19	13.75	0
Fidelity VIP Equity-Income Portfolio	11.06	11.30	0
Fidelity VIP Growth & Income Portfolio	9.99	10.38	0
Fidelity VIP Growth Opportunities Portfolio	10.11	10.62	0
Fidelity VIP Growth Portfolio	8.85	9.03	0
Fidelity VIP High Income Portfolio	12.97	12.83	0
Fidelity VIP Index 500 Portfolio	10.17	10.28	659
Fidelity VIP Investment Grade Bond Portfolio	10.80	10.64	0
Fidelity VIP MidCap Portfolio	14.20	16.20	882
Fidelity VIP Money Market Portfolio	9.40	9.37	0
Fidelity VIP Overseas Portfolio	12.36	14.20	0
Fidelity VIP Value Strategies Portfolio	11.04	10.93	0
Goldman Sachs VIT Core Small Cap Fund	10.00	10.44	0
Goldman Sachs VIT Growth and Income Fund	10.00	10.15	0
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	11.07	0
Janus Aspen Series Growth and Income Portfolio	12.79	13.89	0
JPMorgan Bond Portfolio (Series Trust II)	10.55	10.49	0
JPMorgan Small Company (Series Trust II) Portfolio	12.13	12.13	547
Lord Abbett Series Fund Growth & Income Portfolio	11.07	11.05	0
Lord Abbett Series Fund International Portfolio	13.39	16.40	0
Lord Abbett Series Fund Mid-Cap Value Portfolio	13.06	13.67	0
MFS VIT Emerging Growth Series	9.37	9.87	0
MFS VIT Investors Trust Series	9.93	10.28	0
MFS VIT New Discovery Series	9.03	9.18	0
MFS VIT Research Series	10.20	10.61	0
Neuberger Berman Fasciano Portfolio	10.00	10.06	0
Neuberger Berman MidCap Growth Portfolio	10.00	11.15	0
Neuberger Berman Regency Portfolio	10.00	10.96	0
PIMCO VIT High Yield Portfolio	11.36	11.44	2,772
PIMCO VIT Low Duration Portfolio	9.69	9.47	0
PIMCO VIT Real Return Portfolio	10.89	10.75	2,504
PIMCO VIT Total Return Portfolio	10.11	10.02	0
Premier VIT OpCap Small Cap Portfolio	10.00	9.35	0
Premier VIT PEA Renaissance Portfolio	10.00	9.85	0
Rydex VT Arktos Fund	5.64	5.53	0
Rydex VT Juno Fund	8.83	8.10	800
Rydex VT Nova Fund	10.23	10.28	0
Rydex VT OTC Fund	11.14	10.90	0
Rydex VT Sector Rotation Fund	11.16	12.27	0
Rydex VT US Government Bond Fund	10.00	10.40	0
Rydex VT U.S. Govt Money Market Fund	9.19	9.07	0
Rydex VT Ursa Fund	7.29	7.00	0
Van Eck Worldwide Bond Fund	12.69	11.90	0
Van Eck Worldwide Emerging Markets Fund	15.04	19.20	0
Van Eck Worldwide Hard Assets Fund	15.49	22.72	0
Van Eck Worldwide Real Estate Fund	17.51	20.49	0

Table 43 – 3.40% Asset Charge

Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender Charge Rider, and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.66	0.00
AIM V.I. Global Health Care Fund	10.00	10.17	0.00
AIM V.I. Technology Fund	10.00	10.46	0.00
AIM V.I. Utilities Fund	10.00	10.00	0.00
Alger American Growth Portfolio	10.00	10.38	0.00
Alger American Leveraged AllCap Portfolio	10.00	10.68	0.00
Alger American MidCap Growth Portfolio	10.00	10.19	0.00
Alger American Small Capitalization Portfolio	10.00	10.61	0.00
Amer Century VP Balanced Fund	10.00	10.08	0.00
Amer Century VP Capital Appreciation Fund	10.00	10.89	0.00
Amer Century VP Income & Growth Fund	10.00	10.08	0.00
Amer Century VP Inflation Protection Fund	10.00	9.97	0.00
Amer Century VP International Fund	10.00	10.67	0.00
Amer Century VP Large Company Value Fund	10.00	10.18	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.14	0.00
Amer Century VP Ultra Fund	10.00	10.20	0.00
Amer Century VP Value Fund	10.00	10.14	0.00
Calvert VS Social Equity Portfolio	10.00	10.02	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.83	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	9.98	0.00
Fidelity VIP Asset Manager Portfolio	10.00	10.14	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.18	0.00
Fidelity VIP Balanced Portfolio	10.00	10.38	0.00
Fidelity VIP Contrafund Portfolio	10.00	10.69	0.00
Fidelity VIP Equity-Income Portfolio	10.00	10.22	0.00
Fidelity VIP Growth & Income Portfolio	10.00	10.55	0.00
Fidelity VIP Growth Opportunities Portfolio	10.00	10.63	0.00
Fidelity VIP Growth Portfolio	10.00	10.28	0.00
Fidelity VIP High Income Portfolio	10.00	9.96	0.00
Fidelity VIP Index 500 Portfolio	10.00	10.15	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.90	0.00
Fidelity VIP MidCap Portfolio	10.00	10.71	0.00
Fidelity VIP Money Market Portfolio	10.00	10.01	0.00
Fidelity VIP Overseas Portfolio	10.00	11.02	0.00
Fidelity VIP Value Strategies Portfolio	10.00	10.30	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.03	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.04	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.19	0.00
Janus Aspen Series Growth and Income Portfolio	10.00	10.53	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.00	9.93	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	9.99	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.25	0.00
Lord Abbett Series Fund International Portfolio	10.00	11.17	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.14	0.00
MFS VIT Emerging Growth Series	10.00	10.53	0.00
MFS VIT Investors Trust Series	10.00	10.28	0.00
MFS VIT New Discovery Series	10.00	10.18	0.00
MFS VIT Research Series	10.00	10.10	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.11	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	10.56	0.00
Neuberger Berman Regency Portfolio	10.00	10.29	0.00
PIMCO VIT High Yield Portfolio	10.00	9.95	0.00
PIMCO VIT Low Duration Portfolio	10.00	9.93	0.00
PIMCO VIT Real Return Portfolio	10.00	9.97	0.00
PIMCO VIT Total Return Portfolio	10.00	9.89	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	10.25	0.00
Premier VIT PEA Renaissance Portfolio	10.00	10.21	0.00
Rydex VT Arktos Fund	10.00	9.62	0.00
Rydex VT Juno Fund	10.00	10.02	0.00
Rydex VT Nova Fund	10.00	10.15	0.00
Rydex VT OTC Fund	10.00	10.25	0.00
Rydex VT Sector Rotation Fund	10.00	10.68	0.00
Rydex VT US Government Bond Fund	10.00	9.77	0.00
Rydex VT U.S. Govt Money Market Fund	10.00	9.97	0.00
Rydex VT Ursa Fund	10.00	9.78	0.00
Van Eck Worldwide Bond Fund	10.00	9.76	0.00
Van Eck Worldwide Emerging Markets Fund	10.00	11.35	0.00
Van Eck Worldwide Hard Assets Fund	10.00	11.66	0.00
Van Eck Worldwide Real Estate Fund	10.00	11.15	0.00

Table 44 – 3.50% Asset Charge

Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
Investment Division	Accumulation Unit Value at Beginning of Period (8/22/05)	Accumulation Unit Value at End of Period (12/31/05)	Number of Accumulation Units at End of Period
2005
AIM V.I. Financial Services Fund	10.00	10.66	0.00
AIM V.I. Global Health Care Fund	10.00	10.17	0.00
AIM V.I. Technology Fund	10.00	10.45	0.00
AIM V.I. Utilities Fund	10.00	10.00	0.00
Alger American Growth Portfolio	10.00	10.38	0.00
Alger American Leveraged AllCap Portfolio	10.00	10.67	0.00
Alger American MidCap Growth Portfolio	10.00	10.19	0.00
Alger American Small Capitalization Portfolio	10.00	10.61	0.00
Amer Century VP Balanced Fund	10.00	10.08	0.00
Amer Century VP Capital Appreciation Fund	10.00	10.89	0.00
Amer Century VP Income & Growth Fund	10.00	10.08	0.00
Amer Century VP Inflation Protection Fund	10.00	9.96	0.00
Amer Century VP International Fund	10.00	10.67	0.00
Amer Century VP Large Company Value Fund	10.00	10.17	0.00
Amer Century VP Mid Cap Value Fund	10.00	10.14	0.00
Amer Century VP Ultra Fund	10.00	10.19	0.00
Amer Century VP Value Fund	10.00	10.14	0.00
Calvert VS Social Equity Portfolio	10.00	10.02	0.00
Calvert VS Social Mid Cap Growth Portfolio	10.00	9.82	0.00
Calvert VS Social Small Cap Growth Portfolio	10.00	9.98	0.00
Fidelity VIP Asset Manager Portfolio	10.00	10.14	0.00
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.18	0.00
Fidelity VIP Balanced Portfolio	10.00	10.37	0.00
Fidelity VIP Contrafund Portfolio	10.00	10.69	0.00
Fidelity VIP Equity-Income Portfolio	10.00	10.22	0.00
Fidelity VIP Growth & Income Portfolio	10.00	10.54	0.00
Fidelity VIP Growth Opportunities Portfolio	10.00	10.63	0.00
Fidelity VIP Growth Portfolio	10.00	10.28	0.00
Fidelity VIP High Income Portfolio	10.00	9.96	0.00
Fidelity VIP Index 500 Portfolio	10.00	10.15	0.00
Fidelity VIP Investment Grade Bond Portfolio	10.00	9.90	0.00
Fidelity VIP MidCap Portfolio	10.00	10.71	0.00
Fidelity VIP Money Market Portfolio	10.00	10.01	0.00
Fidelity VIP Overseas Portfolio	10.00	11.01	0.00
Fidelity VIP Value Strategies Portfolio	10.00	10.29	0.00
Goldman Sachs VIT Core Small Cap Fund	10.00	10.03	0.00
Goldman Sachs VIT Growth and Income Fund	10.00	10.04	0.00
Goldman Sachs VIT Mid Cap Value Fund Value Fund	10.00	10.19	0.00
Janus Aspen Series Growth and Income Portfolio	10.00	10.53	0.00
JPMorgan Bond Portfolio (Series Trust II)	10.00	9.93	0.00
JPMorgan Small Company (Series Trust II) Portfolio	10.00	9.98	0.00
Lord Abbett Series Fund Growth & Income Portfolio	10.00	10.24	0.00
Lord Abbett Series Fund International Portfolio	10.00	11.16	0.00
Lord Abbett Series Fund Mid-Cap Value Portfolio	10.00	10.14	0.00
MFS VIT Emerging Growth Series	10.00	10.52	0.00
MFS VIT Investors Trust Series	10.00	10.27	0.00
MFS VIT New Discovery Series	10.00	10.17	0.00
MFS VIT Research Series	10.00	10.10	0.00
Neuberger Berman Fasciano Portfolio	10.00	10.10	0.00
Neuberger Berman MidCap Growth Portfolio	10.00	10.55	0.00
Neuberger Berman Regency Portfolio	10.00	10.29	0.00
PIMCO VIT High Yield Portfolio	10.00	9.95	0.00
PIMCO VIT Low Duration Portfolio	10.00	9.93	0.00
PIMCO VIT Real Return Portfolio	10.00	9.97	0.00
PIMCO VIT Total Return Portfolio	10.00	9.89	0.00
Premier VIT OpCap Small Cap Portfolio	10.00	10.25	0.00
Premier VIT PEA Renaissance Portfolio	10.00	10.21	0.00
Rydex VT Arktos Fund	10.00	9.61	0.00
Rydex VT Juno Fund	10.00	10.02	0.00
Rydex VT Nova Fund	10.00	10.14	0.00
Rydex VT OTC Fund	10.00	10.24	0.00
Rydex VT Sector Rotation Fund	10.00	10.68	0.00
Rydex VT US Government Bond Fund	10.00	9.77	0.00
Rydex VT U.S. Govt Money Market Fund	10.00	9.97	0.00
Rydex VT Ursa Fund	10.00	9.78	0.00
Van Eck Worldwide Bond Fund	10.00	9.75	0.00
Van Eck Worldwide Emerging Markets Fund	10.00	11.35	0.00
Van Eck Worldwide Hard Assets Fund	10.00	11.66	0.00
Van Eck Worldwide Real Estate Fund	10.00	11.14	0.00

Table 1 – 1.20% Asset Charge

Base Contract with Minimum Premium Rider Base Contract with Surrender Charge Rider – Five Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.95	11.76	1,127
AIM V.I. Health Sciences Fund	9.91	10.54	9,002
AIM V.I. Technology Fund	9.37	9.68	3,282
AIM V.I. Utilities Fund	9.89	12.07	21,624
Alger American Growth Portfolio	9.27	9.66	5,635
Alger American Leveraged AllCap Portfolio	9.10	9.73	23,528
Alger American MidCap Growth Portfolio	10.61	11.85	4,724
Alger American Small Capitalization Portfolio	10.57	12.17	8,587
Amer Century VP Balanced Fund	10.69	11.59	2,710
Amer Century VP Capital Appreciation Fund	9.47	10.06	0
Amer Century VP Income & Growth Fund	10.26	11.41	1,509
Amer Century VP International Fund	10.33	11.71	9,980
Amer Century VP Value Fund	11.22	12.65	7,531
Calvert VS Social Equity Portfolio	10.34	10.95	108
Calvert VS Social Mid Cap Growth Portfolio	10.16	10.98	160
Calvert VS Social Small Cap Growth Portfolio	9.86	10.76	104
Fidelity VIP Asset Manager Portfolio	10.48	10.89	716
Fidelity VIP Asset Manager: Growth Portfolio	10.20	10.65	0
Fidelity VIP Balanced Portfolio	10.54	10.95	1,417
Fidelity VIP Contrafund Portfolio	11.41	12.98	146,223
Fidelity VIP Equity-Income Portfolio	10.72	11.78	3,647
Fidelity VIP Growth & Income Portfolio	10.20	10.64	708
Fidelity VIP Growth Opportunities Portfolio	10.19	10.76	475
Fidelity VIP Growth Portfolio	9.25	9.42	1,575
Fidelity VIP High Income Portfolio	12.78	13.81	2,797
Fidelity VIP Index 500 Portfolio	9.93	10.82	11,046
Fidelity VIP Investment Grade Bond Portfolio	11.17	11.50	583
Fidelity VIP MidCap Portfolio	12.27	15.11	3,421
Fidelity VIP Money Market Portfolio	10.01	10.01	6,918
Fidelity VIP Overseas Portfolio	11.76	13.16	2,089
Fidelity VIP Value Strategies ( 5/1/04 - 12/31/04)	10.00	11.20	0
JPMorgan Bond Portfolio (Series Trust II)	10.84	11.17	2,967
JP Morgan Small Company (Series Trust II) Portfolio	10.22	12.85	2,844
Janus Aspen Series Growth and Income Portfolio	12.01	13.29	1,996
Lord Abbett Series Fund, Inc.Growth & Income Portfolio	10.59	11.78	69,922
Lord Abbett Series Fund, Inc.International Portfolio	11.95	14.26	2,936
Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio	11.34	13.90	152,265
MFS VIT Emerging Growth Series	8.95	9.97	263
MFS VIT Investors Trust Series	9.63	10.57	1,361
MFS VIT New Discovery Series	9.16	9.62	14,197
MFS VIT Research Series	9.51	10.86	0
PIMCO VIT High Yield Portfolio	10.88	11.78	1,653
PIMCO VIT Low Duration Portfolio	9.98	10.04	0
PIMCO VIT Real Return Portfolio	10.49	11.29	27,606
PIMCO VIT Total Return Portfolio	10.12	10.48	31,409
Rydex VT Arktos Fund	6.86	5.98	66,477
Rydex VT Juno Fund(5/1/04 - 12/31/04)	9.56	8.96	33,751
Rydex VT Nova Fund	10.92	10.83	6,390
Rydex VT OTC Fund	9.83	11.80	15
Rydex VT Sector Rotation Fund (5/1/04 - 12/31/04)	8.70	11.32	1,681
Rydex VT U.S. Govt Money Market Fund	0.00	9.74	0
Rydex VT Ursa Fund	10.00	7.72	15,749
Van Eck Worldwide Bond Fund	12.33	13.30	4,749
Van Eck Worldwide Emerging Markets Fund	12.81	15.93	15,789
Van Eck Worldwide Hard Assets Fund	13.46	16.49	41,789
Van Eck Worldwide Real Estate Fund	13.65	18.34	38,034

Table 2 – 1.30% Asset Charge

Base Contract with Estate Planning Rider Base Contract with Surrender Charge Rider – Three Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.93	11.73	963
AIM V.I. Health Sciences Fund	9.90	10.51	2,074
AIM V.I. Technology Fund	9.35	9.66	1,103
AIM V.I. Utilities Fund	9.87	12.04	1,328
Alger American Growth Portfolio	9.25	9.63	8,270
Alger American Leveraged AllCap Portfolio	9.09	9.70	966
Alger American MidCap Growth Portfolio	10.59	11.82	4,956
Alger American Small Capitalization Portfolio	10.55	12.14	1,499
Amer Century VP Balanced Fund	10.67	11.56	1,838
Amer Century VP Capital Appreciation Fund	9.45	10.03	194
Amer Century VP Income & Growth Fund	10.24	11.37	217
Amer Century VP International Fund	10.31	11.68	18,289
Amer Century VP Value Fund	11.20	12.62	16,069
Calvert VS Social Equity Portfolio	10.32	10.92	382
Calvert VS Social Mid Cap Growth Portfolio	10.14	10.95	419
Calvert VS Social Small Cap Growth Portfolio	9.84	10.73	2,585
Fidelity VIP Asset Manager Portfolio	10.46	10.86	0
Fidelity VIP Asset Manager: Growth Portfolio	10.18	10.62	243
Fidelity VIP Balanced Portfolio	10.52	10.92	2,279
Fidelity VIP Contrafund Portfolio	11.38	12.94	20,749
Fidelity VIP Equity-Income Portfolio	10.70	11.75	1,960
Fidelity VIP Growth & Income Portfolio	10.18	10.61	934
Fidelity VIP Growth Opportunities Portfolio	10.17	10.73	0
Fidelity VIP Growth Portfolio	9.23	9.39	1,452
Fidelity VIP High Income Portfolio	12.75	13.77	5,906
Fidelity VIP Index 500 Portfolio	9.91	10.79	15,643
Fidelity VIP Investment Grade Bond Portfolio	11.15	11.46	1,372
Fidelity VIP MidCap Portfolio	12.25	15.07	7,913
Fidelity VIP Money Market Portfolio	9.99	9.98	40,051
Fidelity VIP Overseas Portfolio	11.74	13.13	3,107
Fidelity VIP Value Strategies Portfolio (5/1/04 – 12/31/04)	10.00	11.19	0
JPMorgan Bond Portfolio (Series Trust II)	10.82	11.14	9,459
JPMorgan Small Company (Series Trust II) Portfolio	10.21	12.81	3,019
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/04)	12.00	13.26	591
Lord Abbett Series Fund, Inc.Growth & Income Portfolio	9.37	11.75	6,605
Lord Abbett Series Fund, Inc.International Portfolio	10.57	14.21	1,843
Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio	11.93	13.86	21,051
MFS VIT Emerging Growth Series	11.32	9.94	0
MFS VIT Investors Trust Series	8.94	10.54	0
MFS VIT New Discovery Series	9.61	9.59	1,045
MFS VIT Research Series	9.15	10.83	0
PIMCO VIT High Yield Portfolio	9.49	11.76	1,913
PIMCO VIT Low Duration Portfolio	10.88	10.03	670
PIMCO VIT Real Return Portfolio	9.97	11.27	3,842
PIMCO VIT Total Return Portfolio	10.48	10.47	27,567
Rydex VT Arktos Fund	10.11	5.96	4,001
Rydex VT Juno Fund (5/1/04 - 12/31/04)	6.85	8.95	3,433
Rydex VT Nova Fund	9.55	10.80	878
Rydex VT OTC Fund	10.90	11.77	0
Rydex VT Sector Rotation Fund (5/1/04 - 12/31/04)	9.82	11.31	0
Rydex VT U.S. Govt Money Market Fund	8.69	9.71	0
Rydex VT Ursa Fund	10.00	7.70	182
Van Eck Worldwide Bond Fund	12.32	13.27	1,623
Van Eck Worldwide Emerging Markets Fund	12.79	15.89	2,273
Van Eck Worldwide Hard Assets Fund	13.43	16.44	2,720
Van Eck Worldwide Real Estate Fund	13.61	18.30	3,368

Table 3 – 1.45% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider Base Contract with Minimum Premium Rider and Surrender Charge Rider – Five Years Base Contract with Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.90	11.68	3,104
AIM V.I. Health Sciences Fund	9.87	10.46	4,548
AIM V.I. Technology Fund	9.33	9.62	3,345
AIM V.I. Utilities Fund	9.85	11.99	1,531
Alger American Growth Portfolio	9.22	9.59	14,824
Alger American Leveraged AllCap Portfolio	9.06	9.66	3,245
Alger American MidCap Growth Portfolio	10.56	11.76	8,322
Alger American Small Capitalization Portfolio	10.52	12.09	3,145
Amer Century VP Balanced Fund	10.64	11.51	4,789
Amer Century VP Capital Appreciation Fund	9.42	9.99	276
Amer Century VP Income & Growth Fund	10.21	11.32	3,374
Amer Century VP International Fund	10.28	11.63	19,485
Amer Century VP Value Fund	11.16	12.56	16,269
Calvert VS Social Equity Portfolio	10.30	10.87	0
Calvert VS Social Mid Cap Growth Portfolio	10.12	10.90	24
Calvert VS Social Small Cap Growth Portfolio	9.82	10.69	254
Fidelity VIP Asset Manager Portfolio	10.43	10.81	0
Fidelity VIP Asset Manager: Growth Portfolio	10.15	10.57	1,504
Fidelity VIP Balanced Portfolio	10.49	10.87	1,369
Fidelity VIP Contrafund Portfolio	11.35	12.88	9,744
Fidelity VIP Equity-Income Portfolio	10.67	11.69	1,992
Fidelity VIP Growth & Income Portfolio	10.16	10.56	596
Fidelity VIP Growth Opportunities Portfolio	10.14	10.68	97
Fidelity VIP Growth Portfolio	9.20	9.35	1,907
Fidelity VIP High Income Portfolio	12.72	13.71	2,818
Fidelity VIP Index 500 Portfolio	9.88	10.74	16,675
Fidelity VIP Investment Grade Bond Portfolio	11.12	11.41	6,795
Fidelity VIP MidCap Portfolio	12.21	15.00	3,751
Fidelity VIP Money Market Portfolio	9.96	9.93	18,639
Fidelity VIP Overseas Portfolio	11.70	13.07	1,848
Fidelity VIP Value Strategies Portfolio[5] (5/1/04-12/31/04)	10.00	11.18	0
JPMorgan Bond Portfolio (Series Trust II)	10.80	11.10	10,105
JPMorgan Small Company (Series Trust II) Portfolio	10.18	12.76	4,222
Janus Aspen Series Growth and Income Portfolio	11.99	13.23	50
Lord Abbett Series Fund, Inc.Growth & Income Portfolio	10.54	11.70	9,543
Lord Abbett Series Fund, Inc.International Portfolio	11.90	14.15	965
Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio	11.29	13.80	14,656
MFS VIT Emerging Growth Series	8.91	9.90	3,340
MFS VIT Investors Trust Series	9.58	10.50	0
MFS VIT New Discovery Series	9.12	9.55	2,787
MFS VIT Research Series	9.46	10.78	654
PIMCO VIT High Yield Portfolio	10.86	11.73	7,457
PIMCO VIT Low Duration Portfolio	9.96	10.00	8,213
PIMCO VIT Real Return Portfolio	10.47	11.24	5,062
PIMCO VIT Total Return Portfolio	10.10	10.44	23,411
Rydex VT Arktos Fund	6.83	5.94	3,019
Rydex VT Juno Fund (5/1/04 – 12/31/04)	10.00	8.95	918
Rydex VT Nova Fund	9.52	10.76	622
Rydex VT OTC Fund	10.88	11.72	2,507
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.30	628
Rydex VT U.S. Govt Money Market Fund	9.79	9.67	5,644
Rydex VT Ursa Fund	8.67	7.67	870
Van Eck Worldwide Bond Fund	12.29	13.23	877
Van Eck Worldwide Emerging Markets Fund	12.75	15.83	1,495
Van Eck Worldwide Hard Assets Fund	13.40	16.37	2,122
Van Eck Worldwide Real Estate Fund	13.59	18.24	2,060

Table 4 – 1.55% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Five Years Base Contract with Minimum Premium Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Three Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.88	11.64	242
AIM V.I. Health Sciences Fund	9.85	10.43	4,964
AIM V.I. Technology Fund	9.31	9.59	3,084
AIM V.I. Utilities Fund	9.83	11.96	8,965
Alger American Growth Portfolio	9.21	9.56	36,842
Alger American Leveraged AllCap Portfolio	9.04	9.63	14,121
Alger American MidCap Growth Portfolio	10.54	11.73	29,296
Alger American Small Capitalization Portfolio	10.50	12.05	16,516
Amer Century VP Balanced Fund	10.62	11.48	14,907
Amer Century VP Capital Appreciation Fund	9.40	9.96	3,436
Amer Century VP Income & Growth Fund	10.19	11.29	1,962
Amer Century VP International Fund	10.26	11.59	53,237
Amer Century VP Value Fund	11.14	12.53	36,885
Calvert VS Social Equity Portfolio	10.28	10.84	3,935
Calvert VS Social Mid Cap Growth Portfolio	10.10	10.87	1,440
Calvert VS Social Small Cap Growth Portfolio	9.80	10.66	4,459
Fidelity VIP Asset Manager Portfolio	10.41	10.78	19,105
Fidelity VIP Asset Manager: Growth Portfolio	10.13	10.54	4,222
Fidelity VIP Balanced Portfolio	10.47	10.84	8,748
Fidelity VIP Contrafund Portfolio	11.33	12.85	52,341
Fidelity VIP Equity-Income Portfolio	10.65	11.66	27,851
Fidelity VIP Growth & Income Portfolio	10.14	10.53	24,485
Fidelity VIP Growth Opportunities Portfolio	10.12	10.65	1,194
Fidelity VIP Growth Portfolio	9.18	9.32	34,508
Fidelity VIP High Income Portfolio	12.69	13.67	47,916
Fidelity VIP Index 500 Portfolio	9.86	10.71	55,419
Fidelity VIP Investment Grade Bond Portfolio	11.10	11.38	16,911
Fidelity VIP MidCap Portfolio	12.19	14.96	9,848
Fidelity VIP Money Market Portfolio	9.94	9.90	57,026
Fidelity VIP Overseas Portfolio	11.68	13.03	10,245
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.17	0
JPMorgan Bond Portfolio (Series Trust II)	10.78	11.07	14,548
JPMorgan Small Company (Series Trust II) Portfolio	10.16	12.73	10,742
Janus Aspen Series Growth and Income Portfolio	11.98	13.20	3,304
Lord Abbett Series Fund, Inc.Growth & Income Portfolio	10.52	11.66	26,660
Lord Abbett Series Fund, Inc.International Portfolio	11.87	14.11	5,477
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	11.27	13.76	49,720
MFS VIT Emerging Growth Series	8.89	9.87	5,754
MFS VIT Investors Trust Series	9.57	10.47	5,318
MFS VIT New Discovery Series	9.10	9.52	4,955
MFS VIT Research Series	9.45	10.75	5,986
PIMCO VIT High Yield Portfolio	10.86	11.71	15,517
PIMCO VIT Low Duration Portfolio	9.96	9.99	4,431
PIMCO VIT Real Return Portfolio	10.47	11.22	20,980
PIMCO VIT Total Return Portfolio	10.09	10.42	58,072
Rydex VT Arktos Fund	6.82	5.92	4,316
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.94	730
Rydex VT Nova Fund	9.51	10.73	767
Rydex VT OTC Fund	10.86	11.69	594
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.29	0
Rydex VT U.S. Govt Money Market Fund	9.77	9.65	12,019
Rydex VT Ursa Fund	8.65	7.65	2,520
Van Eck Worldwide Bond Fund	12.28	13.20	2,705
Van Eck Worldwide Emerging Markets Fund	12.73	15.78	3,863
Van Eck Worldwide Hard Assets Fund	13.37	16.32	3,927
Van Eck Worldwide Real Estate Fund	13.57	18.20	10,243

Table 5 – 1.65% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Three Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	12.26	13.10	0
AIM V.I. Health Sciences Fund	11.70	12.38	0
AIM V.I. Technology Fund	13.80	14.20	0
AIM V.I. Utilities Fund	11.88	14.44	0
Alger American Growth Portfolio	12.65	13.13	367
Alger American Leveraged AllCap Portfolio	12.26	13.04	0
Alger American MidCap Growth Portfolio	13.81	15.36	147
Alger American Small Capitalization Portfolio	13.78	15.80	0
Amer Century VP Balanced Fund	11.74	12.68	0
Amer Century VP Capital Appreciation Fund	11.54	12.22	0
Amer Century VP Income & Growth Fund	12.55	13.90	0
Amer Century VP International Fund	12.11	13.67	838
Amer Century VP Value Fund	12.78	14.36	650
Calvert VS Social Equity Portfolio	12.00	12.65	0
Calvert VS Social Mid Cap Growth Portfolio	12.71	13.67	0
Calvert VS Social Small Cap Growth Portfolio	13.22	14.37	0
Fidelity VIP Asset Manager Portfolio	11.57	11.97	0
Fidelity VIP Asset Manager: Growth Portfolio	12.00	12.47	0
Fidelity VIP Balanced Portfolio	11.52	11.91	0
Fidelity VIP Contrafund Portfolio	12.33	13.96	217
Fidelity VIP Equity-Income Portfolio	12.78	13.99	0
Fidelity VIP Growth & Income Portfolio	11.91	12.36	0
Fidelity VIP Growth Opportunities Portfolio	12.38	13.01	0
Fidelity VIP Growth Portfolio	12.58	12.76	0
Fidelity VIP High Income Portfolio	13.15	14.15	121
Fidelity VIP Index 500 Portfolio	12.30	13.35	632
Fidelity VIP Investment Grade Bond Portfolio	10.61	10.87	0
Fidelity VIP MidCap Portfolio	13.69	16.78	0
Fidelity VIP Money Market Portfolio	9.93	9.89	0
Fidelity VIP Overseas Portfolio	13.78	15.36	224
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.16	0
JPMorgan Bond Portfolio (Series Trust II)	10.41	10.68	0
JPMorgan Small Company (Series Trust II) Portfolio	13.29	16.62	117
Janus Aspen Series Growth and Income Portfolio	11.97	13.18	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	12.79	14.18	0
Lord Abbett Series Fund, Inc. International Portfolio	13.89	16.49	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	12.60	15.37	245
MFS VIT Emerging Growth Series	12.29	13.63	0
MFS VIT Investors Trust Series	11.62	12.70	0
MFS VIT New Discovery Series	12.59	13.15	0
MFS VIT Research Series	11.97	13.60	0
PIMCO VIT High Yield Portfolio	10.85	11.69	0
PIMCO VIT Low Duration Portfolio	9.95	9.97	0
PIMCO VIT Real Return Portfolio	10.46	11.21	0
PIMCO VIT Total Return Portfolio	10.08	10.40	945
Rydex VT Arktos Fund	6.22	5.39	0
Rydex VT Juno Fund (5/1/03-12/31/04)	10.00	8.93	0
Rydex VT Nova Fund	13.07	14.74	0
Rydex VT OTC Fund	13.72	14.76	0
Rydex VT Sector Rotation Fund	10.00	11.29	0
Rydex VT U.S. Govt Money Market Fund	9.81	9.68	0
Rydex VT Ursa Fund	7.62	6.73	0
Van Eck Worldwide Bond Fund	12.27	13.17	0
Van Eck Worldwide Emerging Markets Fund	15.50	19.19	0
Van Eck Worldwide Hard Assets Fund	15.24	18.58	0
Van Eck Worldwide Real Estate Fund	13.56	18.16	0

Table 6 – 1.70% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.85	11.59	173
AIM V.I. Health Sciences Fund	9.82	10.38	0
AIM V.I. Technology Fund	9.29	9.56	0
AIM V.I. Utilities Fund	9.81	11.91	306
Alger American Growth Portfolio	9.18	9.52	614
Alger American Leveraged AllCap Portfolio	9.02	9.59	78
Alger American MidCap Growth Portfolio	10.51	11.68	224
Alger American Small Capitalization Portfolio	10.47	12.00	0
Amer Century VP Balanced Fund	10.59	11.43	171
Amer Century VP Capital Appreciation Fund	9.38	9.92	0
Amer Century VP Income & Growth Fund	10.16	11.24	46
Amer Century VP International Fund	10.23	11.54	662
Amer Century VP Value Fund	11.11	12.47	3,735
Calvert VS Social Equity Portfolio	10.25	10.80	0
Calvert VS Social Mid Cap Growth Portfolio	10.08	10.83	0
Calvert VS Social Small Cap Growth Portfolio	9.77	10.61	0
Fidelity VIP Asset Manager Portfolio	10.38	10.74	178
Fidelity VIP Asset Manager: Growth Portfolio	10.11	10.49	0
Fidelity VIP Balanced Portfolio	10.44	10.79	0
Fidelity VIP Contrafund Portfolio	11.30	12.79	222
Fidelity VIP Equity-Income Portfolio	10.62	11.61	0
Fidelity VIP Growth & Income Portfolio	10.11	10.48	0
Fidelity VIP Growth Opportunities Portfolio	10.09	10.60	0
Fidelity VIP Growth Portfolio	9.16	9.28	217
Fidelity VIP High Income Portfolio	12.66	13.61	141
Fidelity VIP Index 500 Portfolio	9.83	10.67	743
Fidelity VIP Investment Grade Bond Portfolio	11.06	11.33	159
Fidelity VIP MidCap Portfolio	12.15	14.89	1,477
Fidelity VIP Money Market Portfolio	9.91	9.86	476
Fidelity VIP Overseas Portfolio	11.65	12.97	1,488
Fidelity VIP Value Strategies Portfolio (12/31/02-12/31/04)	10.00	11.16	0
JPMorgan Bond Portfolio (Series Trust II)	10.75	11.02	3,145
JPMorgan Small Company (Series Trust II) Portfolio	10.14	12.68	1,068
Janus Aspen Series Growth and Income Portfolio	11.97	13.17	1,892
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.49	11.61	160
Lord Abbett Series Fund, Inc. International Portfolio	11.84	14.05	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	11.24	13.70	695
MFS VIT Emerging Growth Series	8.87	9.83	0
MFS VIT Investors Trust Series	9.54	10.42	0
MFS VIT New Discovery Series	9.08	9.48	0
MFS VIT Research Series	9.42	10.70	0
PIMCO VIT High Yield Portfolio	10.85	11.68	1,187
PIMCO VIT Low Duration Portfolio	9.95	9.96	0
PIMCO VIT Real Return Portfolio	10.46	11.20	2,994
PIMCO VIT Total Return Portfolio	10.08	10.40	1,042
Rydex VT Arktos Fund	6.80	5.90	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.93	0
Rydex VT Nova Fund	9.48	10.69	0
Rydex VT OTC Fund	10.83	11.64	0
Rydex VT Sector Rotation Fund	10.00	11.28	0
Rydex VT U.S. Govt Money Market Fund	9.75	9.61	0
Rydex VT Ursa Fund	8.63	7.62	0
Van Eck Worldwide Bond Fund	12.26	13.15	2,384
Van Eck Worldwide Emerging Markets Fund	12.70	15.72	1,223
Van Eck Worldwide Hard Assets Fund	13.33	16.25	0
Van Eck Worldwide Real Estate Fund	13.55	18.14	0

Table 7 – 1.80% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Five Years

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Estate Planning Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.83	11.56	4,448
AIM V.I. Health Sciences Fund	9.80	10.35	1,741
AIM V.I. Technology Fund	9.27	9.53	840
AIM V.I. Utilities Fund	9.79	11.88	0
Alger American Growth Portfolio	9.16	9.49	5,591
Alger American Leveraged AllCap Portfolio	9.00	9.56	829
Alger American MidCap Growth Portfolio	10.49	11.64	3,449
Alger American Small Capitalization Portfolio	10.45	11.96	461
Amer Century VP Balanced Fund	10.57	11.39	1,464
Amer Century VP Capital Appreciation Fund	9.36	9.89	86
Amer Century VP Income & Growth Fund	10.14	11.21	275
Amer Century VP International Fund	10.21	11.51	12,603
Amer Century VP Value Fund	11.09	12.43	9,148
Calvert VS Social Equity Portfolio	10.24	10.77	0
Calvert VS Social Mid Cap Growth Portfolio	10.06	10.80	263
Calvert VS Social Small Cap Growth Portfolio	9.76	10.59	107
Fidelity VIP Asset Manager Portfolio	10.36	10.71	0
Fidelity VIP Asset Manager: Growth Portfolio	10.09	10.46	408
Fidelity VIP Balanced Portfolio	10.42	10.76	881
Fidelity VIP Contrafund Portfolio	11.28	12.75	11,462
Fidelity VIP Equity-Income Portfolio	10.60	11.58	1,558
Fidelity VIP Growth & Income Portfolio	10.09	10.45	0
Fidelity VIP Growth Opportunities Portfolio	10.07	10.57	0
Fidelity VIP Growth Portfolio	9.14	9.26	0
Fidelity VIP High Income Portfolio	12.63	13.57	2,598
Fidelity VIP Index 500 Portfolio	9.81	10.64	10,022
Fidelity VIP Investment Grade Bond Portfolio	11.04	11.30	1,502
Fidelity VIP MidCap Portfolio	12.13	14.85	6,327
Fidelity VIP Money Market Portfolio	9.89	9.83	6,391
Fidelity VIP Overseas Portfolio	11.62	12.94	1,571
Fidelity VIP Value Strategies Portfolio[5] (12/31/02-12/31/05)	10.00	11.15	417
JPMorgan Bond Portfolio (Series Trust II)	10.73	10.99	1,612
JPMorgan Small Company (Series Trust II) Portfolio	10.12	12.64	1,180
Janus Aspen Series Growth and Income Portfolio	11.96	13.14	114
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.47	11.58	1,343
Lord Abbett Series Fund, Inc. International Portfolio	11.82	14.01	1,105
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	11.22	13.66	4,263
MFS VIT Emerging Growth Series	8.85	9.80	280
MFS VIT Investors Trust Series	9.52	10.39	0
MFS VIT New Discovery Series	9.06	9.45	748
MFS VIT Research Series	9.40	10.67	0
PIMCO VIT High Yield Portfolio	10.84	11.66	1,007
PIMCO VIT Low Duration Portfolio	9.94	9.94	0
PIMCO VIT Real Return Portfolio	10.45	11.18	404
PIMCO VIT Total Return Portfolio	10.07	10.38	12,406
Rydex VT Arktos Fund	6.79	5.88	0
Rydex VT Juno Fund (5/1/03-12/31/04)	10.00	8.92	0
Rydex VT Nova Fund	9.47	10.66	0
Rydex VT OTC Fund	10.81	11.61	311
Rydex VT Sector Rotation Fund	10.00	11.28	0
Rydex VT U.S. Govt Money Market Fund	9.73	9.58	0
Rydex VT Ursa Fund	8.62	7.60	0
Van Eck Worldwide Bond Fund	12.24	13.13	0
Van Eck Worldwide Emerging Markets Fund	12.68	15.68	300
Van Eck Worldwide Hard Assets Fund	13.31	16.20	0
Van Eck Worldwide Real Estate Fund	13.53	18.11	0

Table 8 – 1.90% Asset Charge

Base Contract with Bonus Credit Rider and Estate Planning Rider

Base Contract with Higher Education Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Three Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.81	11.52	0
AIM V.I. Health Sciences Fund	9.78	10.32	0
AIM V.I. Technology Fund	9.26	9.51	0
AIM V.I. Utilities Fund	9.78	11.85	0
Alger American Growth Portfolio	9.14	9.46	1,403
Alger American Leveraged AllCap Portfolio	8.98	9.53	0
Alger American MidCap Growth Portfolio	10.47	11.61	686
Alger American Small Capitalization Portfolio	10.43	11.93	0
Amer Century VP Balanced Fund	10.55	11.36	0
Amer Century VP Capital Appreciation Fund	9.34	9.86	103
Amer Century VP Income & Growth Fund	10.12	11.18	0
Amer Century VP International Fund	10.19	11.48	2,756
Amer Century VP Value Fund	11.07	12.40	2,107
Calvert VS Social Equity Portfolio	10.22	10.74	0
Calvert VS Social Mid Cap Growth Portfolio	10.04	10.77	0
Calvert VS Social Small Cap Growth Portfolio	9.74	10.56	0
Fidelity VIP Asset Manager Portfolio	10.34	10.67	0
Fidelity VIP Asset Manager: Growth Portfolio	10.07	10.43	0
Fidelity VIP Balanced Portfolio	10.40	10.73	0
Fidelity VIP Contrafund Portfolio	11.25	12.72	502
Fidelity VIP Equity-Income Portfolio	10.58	11.54	0
Fidelity VIP Growth & Income Portfolio	10.07	10.42	0
Fidelity VIP Growth Opportunities Portfolio	10.05	10.54	0
Fidelity VIP Growth Portfolio	9.12	9.23	0
Fidelity VIP High Income Portfolio	12.61	13.53	344
Fidelity VIP Index 500 Portfolio	9.80	10.60	2,105
Fidelity VIP Investment Grade Bond Portfolio	11.02	11.27	456
Fidelity VIP MidCap Portfolio	12.11	14.81	93
Fidelity VIP Money Market Portfolio	9.87	9.80	1,377
Fidelity VIP Overseas Portfolio	11.60	12.90	983
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/05)	10.00	11.14	0
JPMorgan Bond Portfolio (Series Trust II)	10.71	10.96	797
JPMorgan Small Company (Series Trust II) Portfolio	10.10	12.61	499
Janus Aspen Series Growth and Income Portfolio	11.95	13.12	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.45	11.55	478
Lord Abbett Series Fund, Inc. International Portfolio	11.79	13.97	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	11.19	13.62	781
MFS VIT Emerging Growth Series	8.83	9.77	0
MFS VIT Investors Trust Series	9.50	10.36	0
MFS VIT New Discovery Series	9.04	9.42	0
MFS VIT Research Series	9.38	10.64	0
PIMCO VIT High Yield Portfolio	10.83	11.64	0
PIMCO VIT Low Duration Portfolio	9.93	9.93	0
PIMCO VIT Real Return Portfolio	10.44	11.16	0
PIMCO VIT Total Return Portfolio	10.07	10.36	2,639
Rydex VT Arktos Fund	6.78	5.87	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.92	0
Rydex VT Nova Fund	9.45	10.63	0
Rydex VT OTC Fund	10.80	11.58	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.27	0
Rydex VT U.S. Govt Money Market Fund	9.72	9.56	0
Rydex VT Ursa Fund	8.60	7.58	0
Van Eck Worldwide Bond Fund	12.23	13.10	0
Van Eck Worldwide Emerging Markets Fund	12.66	15.64	0
Van Eck Worldwide Hard Assets Fund	13.28	16.16	0
Van Eck Worldwide Real Estate Fund	13.52	18.07	0

Table 9 – 1.95% Asset Charge

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	12.22	13.02	0
AIM V.I. Health Sciences Fund	11.66	12.30	0
AIM V.I. Technology Fund	13.75	14.11	0
AIM V.I. Utilities Fund	11.84	14.35	0
Alger American Growth Portfolio	12.61	13.04	0
Alger American Leveraged AllCap Portfolio	12.22	12.96	0
Alger American MidCap Growth Portfolio	13.76	15.26	0
Alger American Small Capitalization Portfolio	13.74	15.70	0
Amer Century VP Balanced Fund	11.70	12.59	0
Amer Century VP Capital Appreciation Fund	11.50	12.14	0
Amer Century VP Income & Growth Fund	12.51	13.81	0
Amer Century VP International Fund	12.06	13.58	0
Amer Century VP Value Fund	12.74	14.26	0
Calvert VS Social Equity Portfolio	11.96	12.57	0
Calvert VS Social Mid Cap Growth Portfolio	12.66	13.58	0
Calvert VS Social Small Cap Growth Portfolio	13.18	14.27	0
Fidelity VIP Asset Manager Portfolio	11.53	11.89	0
Fidelity VIP Asset Manager: Growth Portfolio	11.96	12.39	0
Fidelity VIP Balanced Portfolio	11.48	11.83	0
Fidelity VIP Contrafund Portfolio	12.29	13.87	0
Fidelity VIP Equity-Income Portfolio	12.74	13.90	0
Fidelity VIP Growth & Income Portfolio	11.87	12.28	0
Fidelity VIP Growth Opportunities Portfolio	12.33	12.93	0
Fidelity VIP Growth Portfolio	12.54	12.68	0
Fidelity VIP High Income Portfolio	11.97	12.84	0
Fidelity VIP Index 500 Portfolio	12.26	13.27	0
Fidelity VIP Investment Grade Bond Portfolio	10.57	10.80	0
Fidelity VIP MidCap Portfolio	13.64	16.67	0
Fidelity VIP Money Market Portfolio	9.90	9.82	0
Fidelity VIP Overseas Portfolio	13.78	15.36	0
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.14	0
JPMorgan Bond Portfolio (Series Trust II)	10.37	10.61	0
JPMorgan Small Company (Series Trust II) Portfolio	13.24	16.51	0
Janus Aspen Series Growth and Income Portfolio	11.94	13.11	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	12.75	14.08	0
Lord Abbett Series Fund, Inc. International Portfolio	13.84	16.38	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	12.55	15.27	0
MFS VIT Emerging Growth Series	12.25	13.54	0
MFS VIT Investors Trust Series	11.58	12.62	0
MFS VIT New Discovery Series	12.55	13.07	0
MFS VIT Research Series	11.92	13.51	0
PIMCO VIT High Yield Portfolio	10.83	11.63	0
PIMCO VIT Low Duration Portfolio	9.93	9.92	0
PIMCO VIT Real Return Portfolio	10.44	11.15	0
PIMCO VIT Total Return Portfolio	10.06	10.35	0
Rydex VT Arktos Fund	6.20	5.36	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.92	0
Rydex VT Nova Fund	13.03	14.64	0
Rydex VT OTC Fund	13.67	14.66	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.26	0
Rydex VT U.S. Govt Money Market Fund	9.78	9.61	0
Rydex VT Ursa Fund	7.59	6.69	0
Van Eck Worldwide Bond Fund	12.22	13.08	0
Van Eck Worldwide Emerging Markets Fund	15.45	19.07	0
Van Eck Worldwide Hard Assets Fund	15.19	18.46	0
Van Eck Worldwide Real Estate Fund	13.51	18.05	0

Table 10 – 2.05% Asset Charge

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.78	11.47	3,822
AIM V.I. Health Sciences Fund	9.75	10.28	1,263
AIM V.I. Technology Fund	9.24	9.47	1,096
AIM V.I. Utilities Fund	9.75	11.80	0
Alger American Growth Portfolio	9.12	9.42	9,023
Alger American Leveraged AllCap Portfolio	8.96	9.49	418
Alger American MidCap Growth Portfolio	10.44	11.56	8,071
Alger American Small Capitalization Portfolio	10.40	11.88	6,255
Amer Century VP Balanced Fund	10.52	11.31	5,918
Amer Century VP Capital Appreciation Fund	9.31	9.82	3,722
Amer Century VP Income & Growth Fund	10.09	11.13	5,066
Amer Century VP International Fund	10.16	11.43	14,665
Amer Century VP Value Fund	11.04	12.34	13,235
Calvert VS Social Equity Portfolio	10.19	10.70	0
Calvert VS Social Mid Cap Growth Portfolio	10.02	10.73	135
Calvert VS Social Small Cap Growth Portfolio	9.72	10.52	205
Fidelity VIP Asset Manager Portfolio	10.31	10.63	2,823
Fidelity VIP Asset Manager: Growth Portfolio	10.04	10.39	567
Fidelity VIP Balanced Portfolio	10.37	10.68	6,104
Fidelity VIP Contrafund Portfolio	11.22	12.66	13,626
Fidelity VIP Equity-Income Portfolio	10.55	11.49	20,784
Fidelity VIP Growth & Income Portfolio	10.04	10.38	2,208
Fidelity VIP Growth Opportunities Portfolio	10.02	10.50	1,048
Fidelity VIP Growth Portfolio	9.10	9.19	5,835
Fidelity VIP High Income Portfolio	12.57	13.47	6,125
Fidelity VIP Index 500 Portfolio	9.77	10.56	19,005
Fidelity VIP Investment Grade Bond Portfolio	10.99	11.22	17,276
Fidelity VIP MidCap Portfolio	12.07	14.74	5,932
Fidelity VIP Money Market Portfolio	9.85	9.76	60,017
Fidelity VIP Overseas Portfolio	11.57	12.84	7,771
Fidelity VIP Value Strategies Portfolio[5] (5/1//04-12/31/04)	10.00	11.13	0
JPMorgan Bond Portfolio (Series Trust II)	10.69	10.92	3,490
JPMorgan Small Company (Series Trust II) Portfolio	10.08	12.56	4,850
Janus Aspen Series Growth and Income Portfolio	11.93	13.09	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.42	11.50	6,976
Lord Abbett Series Fund, Inc. International Portfolio	11.76	13.91	109
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	11.16	13.56	7,117
MFS VIT Emerging Growth Series	8.81	9.73	4,436
MFS VIT Investors Trust Series	9.48	10.32	1,136
MFS VIT New Discovery Series	9.02	9.38	772
MFS VIT Research Series	9.36	10.59	570
PIMCO VIT High Yield Portfolio	10.82	11.61	3,427
PIMCO VIT Low Duration Portfolio	9.92	9.90	18,967
PIMCO VIT Real Return Portfolio	10.43	11.13	8,482
PIMCO VIT Total Return Portfolio	10.06	10.34	14,365
Rydex VT Arktos Fund	6.76	5.84	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.91	0
Rydex VT Nova Fund	9.43	10.59	1,650
Rydex VT OTC Fund	10.77	11.54	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.26	0
Rydex VT U.S. Govt Money Market Fund	9.69	9.52	4,168
Rydex VT Ursa Fund	8.58	7.55	0
Van Eck Worldwide Bond Fund	12.21	13.06	548
Van Eck Worldwide Emerging Markets Fund	12.63	15.57	1,905
Van Eck Worldwide Hard Assets Fund	13.24	16.08	498
Van Eck Worldwide Real Estate Fund	13.49	18.01	3,160

Table 11 – 2.15% Asset Charge

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Higher Education Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.76	11.44	0
AIM V.I. Health Sciences Fund	9.74	10.25	9
AIM V.I. Technology Fund	9.22	9.44	0
AIM V.I. Utilities Fund	9.74	11.77	0
Alger American Growth Portfolio	9.10	9.40	375
Alger American Leveraged AllCap Portfolio	8.94	9.46	536
Alger American MidCap Growth Portfolio	10.42	11.53	1,041
Alger American Small Capitalization Portfolio	10.38	11.84	516
Amer Century VP Balanced Fund	10.50	11.28	0
Amer Century VP Capital Appreciation Fund	9.30	9.79	5,876
Amer Century VP Income & Growth Fund	10.07	11.10	0
Amer Century VP International Fund	10.14	11.39	0
Amer Century VP Value Fund	11.02	12.31	912
Calvert VS Social Equity Portfolio	10.18	10.67	0
Calvert VS Social Mid Cap Growth Portfolio	10.00	10.70	261
Calvert VS Social Small Cap Growth Portfolio	9.70	10.49	28
Fidelity VIP Asset Manager Portfolio	10.29	10.60	0
Fidelity VIP Asset Manager: Growth Portfolio	10.02	10.36	0
Fidelity VIP Balanced Portfolio	10.35	10.65	0
Fidelity VIP Contrafund Portfolio	11.20	12.62	12,724
Fidelity VIP Equity-Income Portfolio	10.53	11.46	26
Fidelity VIP Growth & Income Portfolio	10.02	10.35	0
Fidelity VIP Growth Opportunities Portfolio	10.01	10.47	0
Fidelity VIP Growth Portfolio	9.08	9.16	5
Fidelity VIP High Income Portfolio	12.55	13.43	0
Fidelity VIP Index 500 Portfolio	9.75	10.53	0
Fidelity VIP Investment Grade Bond Portfolio	10.97	11.18	0
Fidelity VIP MidCap Portfolio	12.05	14.70	6,145
Fidelity VIP Money Market Portfolio	9.83	9.73	0
Fidelity VIP Overseas Portfolio	11.55	12.80	168
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.13	0
JPMorgan Bond Portfolio (Series Trust II)	10.67	10.89	2
JPMorgan Small Company (Series Trust II) Portfolio	10.06	12.52	0
Janus Aspen Series Growth and Income Portfolio	11.92	13.06	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.40	11.46	0
Lord Abbett Series Fund, Inc. International Portfolio	11.74	13.87	754
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	11.14	13.52	433
MFS VIT Emerging Growth Series	8.79	9.70	0
MFS VIT Investors Trust Series	9.46	10.29	0
MFS VIT New Discovery Series	9.00	9.35	0
MFS VIT Research Series	9.34	10.56	0
PIMCO VIT High Yield Portfolio	10.81	11.59	874
PIMCO VIT Low Duration Portfolio	9.92	9.89	0
PIMCO VIT Real Return Portfolio	10.43	11.11	0
PIMCO VIT Total Return Portfolio	10.05	10.32	65
Rydex VT Arktos Fund	6.75	5.83	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.90	0
Rydex VT Nova Fund	9.41	10.56	0
Rydex VT OTC Fund	10.75	11.50	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.25	0
Rydex VT U.S. Govt Money Market Fund	9.68	9.49	0
Rydex VT Ursa Fund	8.57	7.53	0
Van Eck Worldwide Bond Fund	12.19	13.03	0
Van Eck Worldwide Emerging Markets Fund	12.61	15.53	0
Van Eck Worldwide Hard Assets Fund	13.22	16.04	0
Van Eck Worldwide Real Estate Fund	13.48	17.97	0

Table 12 – 2.20% Asset Charge

Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	12.18	12.95	0
AIM V.I. Health Sciences Fund	11.63	12.23	0
AIM V.I. Technology Fund	13.71	14.03	0
AIM V.I. Utilities Fund	11.81	14.27	0
Alger American Growth Portfolio	12.57	12.97	0
Alger American Leveraged AllCap Portfolio	12.18	12.89	0
Alger American MidCap Growth Portfolio	13.72	15.17	0
Alger American Small Capitalization Portfolio	13.70	15.62	0
Amer Century VP Balanced Fund	11.66	12.53	0
Amer Century VP Capital Appreciation Fund	11.47	12.07	0
Amer Century VP Income & Growth Fund	12.47	13.73	0
Amer Century VP International Fund	12.03	13.51	0
Amer Century VP Value Fund	12.70	14.19	0
Calvert VS Social Equity Portfolio	11.93	12.50	0
Calvert VS Social Mid Cap Growth Portfolio	12.63	13.51	0
Calvert VS Social Small Cap Growth Portfolio	13.14	14.20	0
Fidelity VIP Asset Manager Portfolio	11.50	11.83	0
Fidelity VIP Asset Manager: Growth Portfolio	11.92	12.32	0
Fidelity VIP Balanced Portfolio	11.44	11.77	0
Fidelity VIP Contrafund Portfolio	12.25	13.80	0
Fidelity VIP Equity-Income Portfolio	12.70	13.82	0
Fidelity VIP Growth & Income Portfolio	11.83	12.22	0
Fidelity VIP Growth Opportunities Portfolio	12.30	12.86	0
Fidelity VIP Growth Portfolio	12.50	12.61	0
Fidelity VIP High Income Portfolio	13.07	13.98	0
Fidelity VIP Index 500 Portfolio	12.23	13.20	0
Fidelity VIP Investment Grade Bond Portfolio	10.54	10.74	0
Fidelity VIP MidCap Portfolio	13.60	16.58	0
Fidelity VIP Money Market Portfolio	9.87	9.77	0
Fidelity VIP Overseas Portfolio	13.69	15.18	0
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.12	0
JPMorgan Bond Portfolio (Series Trust II)	10.34	10.55	436
JPMorgan Small Company (Series Trust II) Portfolio	13.20	16.42	0
Janus Aspen Series Growth and Income Portfolio	11.92	13.05	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	12.71	14.01	0
Lord Abbett Series Fund, Inc. International Portfolio	13.80	16.29	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	12.52	15.19	338
MFS VIT Emerging Growth Series	12.21	13.46	0
MFS VIT Investors Trust Series	11.55	12.55	0
MFS VIT New Discovery Series	12.51	13.00	0
MFS VIT Research Series	11.89	13.44	0
PIMCO VIT High Yield Portfolio	10.81	11.58	0
PIMCO VIT Low Duration Portfolio	9.91	9.88	0
PIMCO VIT Real Return Portfolio	10.42	11.10	0
PIMCO VIT Total Return Portfolio	10.05	10.31	0
Rydex VT Arktos Fund	6.18	5.33	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.90	0
Rydex VT Nova Fund	12.99	14.57	0
Rydex VT OTC Fund	13.63	14.58	0
Rydex VT U.S. Govt Money Market Fund	9.75	11.25	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	9.56	0
Rydex VT Ursa Fund	7.57	6.65	0
Van Eck Worldwide Bond Fund	12.19	13.01	0
Van Eck Worldwide Emerging Markets Fund	15.40	18.96	0
Van Eck Worldwide Hard Assets Fund	15.14	18.36	0
Van Eck Worldwide Real Estate Fund	13.47	17.95	0

Table 13 – 2.25% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.74	11.41	0
AIM V.I. Health Sciences Fund	9.72	10.22	0
AIM V.I. Technology Fund	9.21	9.42	0
AIM V.I. Utilities Fund	9.72	11.74	0
Alger American Growth Portfolio	9.08	9.37	0
Alger American Leveraged AllCap Portfolio	8.92	9.44	0
Alger American MidCap Growth Portfolio	10.40	11.49	0
Alger American Small Capitalization Portfolio	10.36	11.81	0
Amer Century VP Balanced Fund	10.48	11.24	0
Amer Century VP Capital Appreciation Fund	9.28	9.76	0
Amer Century VP Income & Growth Fund	10.05	11.06	0
Amer Century VP International Fund	10.12	11.36	0
Amer Century VP Value Fund	10.99	12.27	0
Calvert VS Social Equity Portfolio	10.16	10.64	0
Calvert VS Social Mid Cap Growth Portfolio	9.98	10.67	0
Calvert VS Social Small Cap Growth Portfolio	9.69	10.46	0
Fidelity VIP Asset Manager Portfolio	10.27	10.57	0
Fidelity VIP Asset Manager: Growth Portfolio	10.00	10.33	0
Fidelity VIP Balanced Portfolio	10.33	10.62	0
Fidelity VIP Contrafund Portfolio	11.18	12.59	0
Fidelity VIP Equity-Income Portfolio	10.50	11.42	0
Fidelity VIP Growth & Income Portfolio	10.00	10.32	0
Fidelity VIP Growth Opportunities Portfolio	9.99	10.44	0
Fidelity VIP Growth Portfolio	9.06	9.14	0
Fidelity VIP High Income Portfolio	12.52	13.39	0
Fidelity VIP Index 500 Portfolio	9.73	10.50	0
Fidelity VIP Investment Grade Bond Portfolio	10.95	11.15	0
Fidelity VIP MidCap Portfolio	12.03	14.66	0
Fidelity VIP Money Market Portfolio	9.81	9.70	0
Fidelity VIP Overseas Portfolio	11.52	12.77	0
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.12	0
JPMorgan Bond Portfolio (Series Trust II)	10.65	10.86	0
JPMorgan Small Company (Series Trust II) Portfolio	10.05	12.49	0
Janus Aspen Series Growth and Income Portfolio	11.91	13.04	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.38	11.43	0
Lord Abbett Series Fund, Inc. International Portfolio	11.72	13.83	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	11.12	13.49	0
MFS VIT Emerging Growth Series	8.78	9.67	0
MFS VIT Investors Trust Series	9.44	10.26	0
MFS VIT New Discovery Series	8.98	9.33	0
MFS VIT Research Series	9.32	10.53	0
PIMCO VIT High Yield Portfolio	10.81	11.57	0
PIMCO VIT Low Duration Portfolio	9.91	9.87	0
PIMCO VIT Real Return Portfolio	10.42	11.09	0
PIMCO VIT Total Return Portfolio	10.04	10.30	0
Rydex VT Arktos Fund	6.74	5.81	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.90	0
Rydex VT Nova Fund	9.40	10.53	0
Rydex VT OTC Fund	10.73	11.47	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.24	0
Rydex VT U.S. Govt Money Market Fund	9.66	9.47	0
Rydex VT Ursa Fund	8.55	7.51	0
Van Eck Worldwide Bond Fund	12.18	13.00	0
Van Eck Worldwide Emerging Markets Fund	12.59	15.49	0
Van Eck Worldwide Hard Assets Fund	13.19	15.99	0
Van Eck Worldwide Real Estate Fund	13.46	17.93	0

Table 14 – 2.30% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.73	11.39	0
AIM V.I. Health Sciences Fund	9.71	10.20	0
AIM V.I. Technology Fund	9.20	9.40	0
AIM V.I. Utilities Fund	9.71	11.72	0
Alger American Growth Portfolio	9.07	9.35	0
Alger American Leveraged AllCap Portfolio	8.91	9.42	0
Alger American MidCap Growth Portfolio	10.39	11.48	0
Alger American Small Capitalization Portfolio	10.35	11.79	0
Amer Century VP Balanced Fund	10.47	11.23	0
Amer Century VP Capital Appreciation Fund	9.27	9.75	0
Amer Century VP Income & Growth Fund	10.04	11.05	0
Amer Century VP International Fund	10.11	11.34	0
Amer Century VP Value Fund	10.98	12.25	0
Calvert VS Social Equity Portfolio	10.15	10.63	0
Calvert VS Social Mid Cap Growth Portfolio	9.98	10.66	0
Calvert VS Social Small Cap Growth Portfolio	9.68	10.45	0
Fidelity VIP Asset Manager Portfolio	10.26	10.55	0
Fidelity VIP Asset Manager: Growth Portfolio	9.99	10.31	0
Fidelity VIP Balanced Portfolio	10.32	10.61	0
Fidelity VIP Contrafund Portfolio	11.17	12.57	0
Fidelity VIP Equity-Income Portfolio	10.49	11.41	0
Fidelity VIP Growth & Income Portfolio	9.99	10.30	0
Fidelity VIP Growth Opportunities Portfolio	9.98	10.42	0
Fidelity VIP Growth Portfolio	9.05	9.12	0
Fidelity VIP High Income Portfolio	12.51	13.37	0
Fidelity VIP Index 500 Portfolio	9.72	10.48	0
Fidelity VIP Investment Grade Bond Portfolio	10.94	11.14	0
Fidelity VIP MidCap Portfolio	12.02	14.64	0
Fidelity VIP Money Market Portfolio	9.80	9.69	0
Fidelity VIP Overseas Portfolio	11.51	12.75	0
Fidelity VIP Value Strategies Portfolio[5] (12/31/02-12/31/04)	10.00	11.11	0
JPMorgan Bond Portfolio (Series Trust II)	10.64	10.85	0
JPMorgan Small Company (Series Trust II) Portfolio	10.04	12.47	0
Janus Aspen Series Growth and Income Portfolio	11.91	13.03	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.37	11.41	0
Lord Abbett Series Fund, Inc. International Portfolio	11.70	13.81	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	11.11	13.47	0
MFS VIT Emerging Growth Series	8.77	9.66	0
MFS VIT Investors Trust Series	9.43	10.24	0
MFS VIT New Discovery Series	8.97	9.31	0
MFS VIT Research Series	9.31	10.52	0
PIMCO VIT High Yield Portfolio	10.80	11.56	0
PIMCO VIT Low Duration Portfolio	9.91	9.86	0
PIMCO VIT Real Return Portfolio	10.41	11.08	0
PIMCO VIT Total Return Portfolio	10.04	10.29	0
Rydex VT Arktos Fund	6.74	5.80	0
Rydex VT Juno Fund (5/1/03-12/31/04)	10.00	8.89	0
Rydex VT Nova Fund	9.39	10.52	0
Rydex VT OTC Fund	10.72	11.46	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.24	0
Rydex VT U.S. Govt Money Market Fund	9.65	9.46	0
Rydex VT Ursa Fund	8.54	7.50	0
Van Eck Worldwide Bond Fund	12.17	12.98	0
Van Eck Worldwide Emerging Markets Fund	12.58	15.47	0
Van Eck Worldwide Hard Assets Fund	13.18	15.97	0
Van Eck Worldwide Real Estate Fund	13.46	17.91	0

Table 15 – 2.40% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.70	11.36	98
AIM V.I. Health Sciences Fund	9.69	10.17	374
AIM V.I. Technology Fund	9.18	9.38	0
AIM V.I. Utilities Fund	9.69	11.69	0
Alger American Growth Portfolio	9.06	9.33	1,521
Alger American Leveraged AllCap Portfolio	8.90	9.40	99
Alger American MidCap Growth Portfolio	10.37	11.44	763
Alger American Small Capitalization Portfolio	10.33	11.76	0
Amer Century VP Balanced Fund	10.45	11.20	0
Amer Century VP Capital Appreciation Fund	9.25	9.72	0
Amer Century VP Income & Growth Fund	10.02	11.02	88
Amer Century VP International Fund	10.09	11.31	3,416
Amer Century VP Value Fund	10.96	12.22	2,502
Calvert VS Social Equity Portfolio	10.13	10.60	0
Calvert VS Social Mid Cap Growth Portfolio	9.96	10.63	0
Calvert VS Social Small Cap Growth Portfolio	9.66	10.42	0
Fidelity VIP Asset Manager Portfolio	10.25	10.52	721
Fidelity VIP Asset Manager: Growth Portfolio	9.97	10.28	0
Fidelity VIP Balanced Portfolio	10.30	10.58	0
Fidelity VIP Contrafund Portfolio	11.15	12.53	0
Fidelity VIP Equity-Income Portfolio	10.47	11.37	713
Fidelity VIP Growth & Income Portfolio	9.97	10.27	0
Fidelity VIP Growth Opportunities Portfolio	9.96	10.39	0
Fidelity VIP Growth Portfolio	9.04	9.10	99
Fidelity VIP High Income Portfolio	12.49	13.33	1,501
Fidelity VIP Index 500 Portfolio	9.70	10.45	2,550
Fidelity VIP Investment Grade Bond Portfolio	10.92	11.10	0
Fidelity VIP MidCap Portfolio	11.99	14.59	302
Fidelity VIP Money Market Portfolio	9.78	9.66	2,244
Fidelity VIP Overseas Portfolio	11.49	12.71	734
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.11	0
JPMorgan Bond Portfolio (Series Trust II)	10.63	10.82	1,274
JPMorgan Small Company (Series Trust II) Portfolio	10.02	12.44	533
Janus Aspen Series Growth and Income Portfolio	11.90	13.00	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.35	11.38	0
Lord Abbett Series Fund, Inc. International Portfolio	11.68	13.77	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	11.09	13.43	980
MFS VIT Emerging Growth Series	8.75	9.63	0
MFS VIT Investors Trust Series	9.41	10.21	0
MFS VIT New Discovery Series	8.96	9.29	0
MFS VIT Research Series	9.29	10.49	0
PIMCO VIT High Yield Portfolio	10.80	11.55	0
PIMCO VIT Low Duration Portfolio	9.90	9.84	0
PIMCO VIT Real Return Portfolio	10.41	11.07	0
PIMCO VIT Total Return Portfolio	10.03	10.27	3,645
Rydex VT Arktos Fund	6.72	5.79	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.89	0
Rydex VT Nova Fund	9.37	10.49	0
Rydex VT OTC Fund	10.71	11.43	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.23	0
Rydex VT U.S. Govt Money Market Fund	9.64	9.43	0
Rydex VT Ursa Fund	8.53	7.48	0
Van Eck Worldwide Bond Fund	12.16	12.96	0
Van Eck Worldwide Emerging Markets Fund	12.55	15.43	0
Van Eck Worldwide Hard Assets Fund	13.15	15.92	0
Van Eck Worldwide Real Estate Fund	13.44	17.87	0

Table 16 – 2.50% Asset Charge

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider Base Contract with Bonus Credit Rider and Higher Education Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.68	11.32	0
AIM V.I. Health Sciences Fund	9.67	10.15	0
AIM V.I. Technology Fund	9.17	9.35	0
AIM V.I. Utilities Fund	9.68	11.66	0
Alger American Growth Portfolio	9.04	9.30	0
Alger American Leveraged AllCap Portfolio	8.88	9.37	0
Alger American MidCap Growth Portfolio	10.35	11.41	0
Alger American Small Capitalization Portfolio	10.31	11.72	0
Amer Century VP Balanced Fund	10.43	11.16	0
Amer Century VP Capital Appreciation Fund	9.23	9.69	0
Amer Century VP Income & Growth Fund	10.00	10.98	0
Amer Century VP International Fund	10.07	11.28	0
Amer Century VP Value Fund	10.94	12.18	0
Calvert VS Social Equity Portfolio	10.12	10.57	0
Calvert VS Social Mid Cap Growth Portfolio	9.94	10.60	0
Calvert VS Social Small Cap Growth Portfolio	9.65	10.39	0
Fidelity VIP Asset Manager Portfolio	10.23	10.49	0
Fidelity VIP Asset Manager: Growth Portfolio	9.95	10.25	0
Fidelity VIP Balanced Portfolio	10.28	10.55	0
Fidelity VIP Contrafund Portfolio	11.13	12.49	0
Fidelity VIP Equity-Income Portfolio	10.45	11.34	0
Fidelity VIP Growth & Income Portfolio	9.95	10.24	0
Fidelity VIP Growth Opportunities Portfolio	9.94	10.36	0
Fidelity VIP Growth Portfolio	9.02	9.07	0
Fidelity VIP High Income Portfolio	12.46	13.30	0
Fidelity VIP Index 500 Portfolio	9.68	10.42	0
Fidelity VIP Investment Grade Bond Portfolio	10.90	11.07	0
Fidelity VIP MidCap Portfolio	11.97	14.55	0
Fidelity VIP Money Market Portfolio	9.76	9.63	0
Fidelity VIP Overseas Portfolio	11.47	12.67	0
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.10	0
JPMorgan Bond Portfolio (Series Trust II)	10.61	10.79	0
JPMorgan Small Company Portfolio (Series Trust II)	10.00	12.41	0
Janus Aspen Series Growth and Income Portfolio	11.89	12.98	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.33	11.35	0
Lord Abbett Series Fund, Inc. International Portfolio	11.66	13.73	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	11.07	13.39	0
MFS VIT Emerging Growth Series	8.73	9.60	0
MFS VIT Investors Trust Series	9.39	10.18	0
MFS VIT New Discovery Series	8.94	9.26	0
MFS VIT Research Series	9.28	10.45	0
PIMCO VIT High Yield Portfolio	10.79	11.53	0
PIMCO VIT Low Duration Portfolio	9.89	9.83	0
PIMCO VIT Real Return Portfolio	10.40	11.05	0
PIMCO VIT Total Return Portfolio	10.03	10.26	0
Rydex VT Arktos Fund	6.71	5.77	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.88	0
Rydex VT Nova Fund	9.36	10.46	0
Rydex VT OTC Fund	10.69	11.40	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.22	0
Rydex VT U.S. Govt Money Market Fund	9.62	9.41	0
Rydex VT Ursa Fund	8.52	7.46	0
Van Eck Worldwide Bond Fund	12.15	12.93	0
Van Eck Worldwide Emerging Markets Fund	12.53	15.39	0
Van Eck Worldwide Hard Assets Fund	13.13	15.88	0
Van Eck Worldwide Real Estate Fund	13.42	17.83	0

Table 17 – 2.55% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	12.13	12.85	0
AIM V.I. Health Sciences Fund	11.58	12.14	0
AIM V.I. Technology Fund	13.65	13.93	0
AIM V.I. Utilities Fund	11.76	14.16	0
Alger American Growth Portfolio	12.52	12.88	0
Alger American Leveraged AllCap Portfolio	12.13	12.79	0
Alger American MidCap Growth Portfolio	13.67	15.06	0
Alger American Small Capitalization Portfolio	13.64	15.50	0
Amer Century VP Balanced Fund	11.62	12.43	0
Amer Century VP Capital Appreciation Fund	11.42	11.98	0
Amer Century VP Income & Growth Fund	12.42	13.63	0
Amer Century VP International Fund	11.98	13.40	0
Amer Century VP Value Fund	12.65	14.08	0
Calvert VS Social Equity Portfolio	11.88	12.41	0
Calvert VS Social Mid Cap Growth Portfolio	12.58	13.40	0
Calvert VS Social Small Cap Growth Portfolio	13.08	14.09	0
Fidelity VIP Asset Manager Portfolio	11.45	11.74	0
Fidelity VIP Asset Manager: Growth Portfolio	11.87	12.23	0
Fidelity VIP Balanced Portfolio	11.40	11.68	0
Fidelity VIP Contrafund Portfolio	12.20	13.69	0
Fidelity VIP Equity-Income Portfolio	12.65	13.72	0
Fidelity VIP Growth & Income Portfolio	11.79	12.12	0
Fidelity VIP Growth Opportunities Portfolio	12.25	12.76	0
Fidelity VIP Growth Portfolio	12.45	12.52	0
Fidelity VIP High Income Portfolio	13.01	13.88	0
Fidelity VIP Index 500 Portfolio	12.18	13.10	0
Fidelity VIP Investment Grade Bond Portfolio	10.50	10.66	0
Fidelity VIP MidCap Portfolio	13.55	16.46	0
Fidelity VIP Money Market Portfolio	9.83	9.69	0
Fidelity VIP Overseas Portfolio	13.69	15.18	0
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.10	0
JPMorgan Bond Portfolio (Series Trust II)	10.30	10.47	0
JPMorgan Small Company (Series Trust II) Portfolio	13.15	16.30	0
Janus Aspen Series Growth and Income Portfolio	11.89	12.97	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	12.66	13.90	0
Lord Abbett Series Fund, Inc. International Portfolio	13.74	16.17	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	12.47	15.07	0
MFS VIT Emerging Growth Series	12.16	13.36	0
MFS VIT Investors Trust Series	11.50	12.46	0
MFS VIT New Discovery Series	12.46	12.90	0
MFS VIT Research Series	11.84	13.34	0
PIMCO VIT High Yield Portfolio	10.79	11.52	0
PIMCO VIT Low Duration Portfolio	9.89	9.82	0
PIMCO VIT Real Return Portfolio	10.40	11.04	0
PIMCO VIT Total Return Portfolio	10.02	10.25	0
Rydex VT Arktos Fund	6.15	5.29	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.88	0
Rydex VT Nova Fund	12.94	14.46	0
Rydex VT OTC Fund	13.58	14.47	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.22	0
Rydex VT U.S. Govt Money Market Fund	9.71	9.49	0
Rydex VT Ursa Fund	7.54	6.60	0
Van Eck Worldwide Bond Fund	12.14	12.91	0
Van Eck Worldwide Emerging Markets Fund	15.34	18.82	0
Van Eck Worldwide Hard Assets Fund	15.08	18.22	0
Van Eck Worldwide Real Estate Fund	13.42	17.81	0

Table 18 – 2.65% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.65	11.27	0
AIM V.I. Health Sciences Fund	9.64	10.10	0
AIM V.I. Technology Fund	9.14	9.32	0
AIM V.I. Utilities Fund	9.65	11.62	0
Alger American Growth Portfolio	9.01	9.26	0
Alger American Leveraged AllCap Portfolio	8.85	9.33	0
Alger American MidCap Growth Portfolio	10.32	11.36	0
Alger American Small Capitalization Portfolio	10.28	11.67	27
Amer Century VP Balanced Fund	10.40	11.11	66
Amer Century VP Capital Appreciation Fund	9.21	9.65	38
Amer Century VP Income & Growth Fund	9.98	10.94	0
Amer Century VP International Fund	10.05	11.23	46
Amer Century VP Value Fund	10.91	12.13	0
Calvert VS Social Equity Portfolio	10.09	10.53	0
Calvert VS Social Mid Cap Growth Portfolio	9.92	10.56	0
Calvert VS Social Small Cap Growth Portfolio	9.62	10.35	0
Fidelity VIP Asset Manager Portfolio	10.20	10.44	0
Fidelity VIP Asset Manager: Growth Portfolio	9.92	10.21	0
Fidelity VIP Balanced Portfolio	10.25	10.50	0
Fidelity VIP Contrafund Portfolio	11.09	12.44	50
Fidelity VIP Equity-Income Portfolio	10.42	11.29	72
Fidelity VIP Growth & Income Portfolio	9.92	10.20	0
Fidelity VIP Growth Opportunities Portfolio	9.91	10.32	0
Fidelity VIP Growth Portfolio	8.99	9.03	93
Fidelity VIP High Income Portfolio	12.43	13.24	0
Fidelity VIP Index 500 Portfolio	9.66	10.37	48
Fidelity VIP Investment Grade Bond Portfolio	10.86	11.02	0
Fidelity VIP MidCap Portfolio	11.93	14.49	28
Fidelity VIP Money Market Portfolio	9.73	9.59	0
Fidelity VIP Overseas Portfolio	11.44	12.62	0
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.09	0
JPMorgan Bond Portfolio (Series Trust II)	10.58	10.75	0
JPMorgan Small Company (Series Trust II) Portfolio	9.98	12.36	27
Janus Aspen Series Growth and Income Portfolio	11.88	12.95	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.30	11.30	0
Lord Abbett Series Fund, Inc. International Portfolio	11.63	13.67	32
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	11.03	13.33	30
MFS VIT Emerging Growth Series	8.71	9.56	0
MFS VIT Investors Trust Series	9.37	10.14	0
MFS VIT New Discovery Series	8.91	9.22	0
MFS VIT Research Series	9.25	10.41	0
PIMCO VIT High Yield Portfolio	10.78	11.50	0
PIMCO VIT Low Duration Portfolio	9.88	9.80	0
PIMCO VIT Real Return Portfolio	10.39	11.02	0
PIMCO VIT Total Return Portfolio	10.02	10.23	0
Rydex VT Arktos Fund	6.70	5.75	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.87	0
Rydex VT Nova Fund	9.33	10.42	0
Rydex VT OTC Fund	10.66	11.35	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.21	0
Rydex VT U.S. Govt Money Market Fund	9.60	9.37	0
Rydex VT Ursa Fund	8.49	7.43	0
Van Eck Worldwide Bond Fund	12.12	12.89	0
Van Eck Worldwide Emerging Markets Fund	12.50	15.33	0
Van Eck Worldwide Hard Assets Fund	13.09	15.81	0
Van Eck Worldwide Real Estate Fund	13.40	17.78	0

Table 19 – 2.75% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.63	11.24	0
AIM V.I. Health Sciences Fund	9.62	10.07	0
AIM V.I. Technology Fund	9.13	9.29	0
AIM V.I. Utilities Fund	9.64	11.58	0
Alger American Growth Portfolio	9.00	9.23	0
Alger American Leveraged AllCap Portfolio	8.84	9.30	0
Alger American MidCap Growth Portfolio	10.30	11.33	0
Alger American Small Capitalization Portfolio	10.26	11.64	0
Amer Century VP Balanced Fund	10.38	11.08	0
Amer Century VP Capital Appreciation Fund	9.19	9.62	0
Amer Century VP Income & Growth Fund	9.96	10.90	0
Amer Century VP International Fund	10.03	11.19	0
Amer Century VP Value Fund	10.89	12.09	0
Calvert VS Social Equity Portfolio	10.07	10.50	0
Calvert VS Social Mid Cap Growth Portfolio	9.90	10.53	0
Calvert VS Social Small Cap Growth Portfolio	9.61	10.32	0
Fidelity VIP Asset Manager Portfolio	10.18	10.41	0
Fidelity VIP Asset Manager: Growth Portfolio	9.90	10.18	0
Fidelity VIP Balanced Portfolio	10.23	10.47	0
Fidelity VIP Contrafund Portfolio	11.07	12.40	0
Fidelity VIP Equity-Income Portfolio	10.40	11.26	0
Fidelity VIP Growth & Income Portfolio	9.91	10.17	0
Fidelity VIP Growth Opportunities Portfolio	9.89	10.29	0
Fidelity VIP Growth Portfolio	8.98	9.00	0
Fidelity VIP High Income Portfolio	12.40	13.20	0
Fidelity VIP Index 500 Portfolio	9.64	10.34	0
Fidelity VIP Investment Grade Bond Portfolio	10.84	10.99	0
Fidelity VIP MidCap Portfolio	11.91	14.45	0
Fidelity VIP Money Market Portfolio	9.71	9.56	0
Fidelity VIP Overseas Portfolio	11.41	12.58	0
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.08	0
JPMorgan Bond Portfolio (Series Trust II)	10.56	10.72	0
JPMorgan Small Company (Series Trust II) Portfolio	9.96	12.32	0
Janus Aspen Series Growth and Income Portfolio	11.87	12.92	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.28	11.26	0
Lord Abbett Series Fund, Inc. International Portfolio	11.60	13.63	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	11.01	13.29	0
MFS VIT Emerging Growth Series	8.69	9.53	0
MFS VIT Investors Trust Series	9.35	10.11	0
MFS VIT New Discovery Series	8.90	9.19	0
MFS VIT Research Series	9.23	10.38	0
PIMCO VIT High Yield Portfolio	10.77	11.48	0
PIMCO VIT Low Duration Portfolio	9.88	9.79	0
PIMCO VIT Real Return Portfolio	10.38	11.00	0
PIMCO VIT Total Return Portfolio	10.01	10.21	0
Rydex VT Arktos Fund	6.68	5.73	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.87	0
Rydex VT Nova Fund	9.32	10.39	0
Rydex VT OTC Fund	10.64	11.32	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.20	0
Rydex VT U.S. Govt Money Market Fund	9.58	9.34	0
Rydex VT Ursa Fund	8.48	7.41	0
Van Eck Worldwide Bond Fund	12.11	12.86	0
Van Eck Worldwide Emerging Markets Fund	12.48	15.29	0
Van Eck Worldwide Hard Assets Fund	13.07	15.76	0
Van Eck Worldwide Real Estate Fund	13.39	17.74	0

Table 20 – 2.85% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.61	11.21	0
AIM V.I. Health Sciences Fund	9.61	10.04	0
AIM V.I. Technology Fund	9.11	9.27	0
AIM V.I. Utilities Fund	9.62	11.55	0
Alger American Growth Portfolio	8.98	9.21	0
Alger American Leveraged AllCap Portfolio	8.82	9.27	0
Alger American MidCap Growth Portfolio	10.28	11.29	0
Alger American Small Capitalization Portfolio	10.24	11.60	0
Amer Century VP Balanced Fund	10.36	11.05	0
Amer Century VP Capital Appreciation Fund	9.17	9.59	0
Amer Century VP Income & Growth Fund	9.94	10.87	0
Amer Century VP International Fund	10.01	11.16	0
Amer Century VP Value Fund	10.87	12.06	0
Calvert VS Social Equity Portfolio	10.06	10.47	0
Calvert VS Social Mid Cap Growth Portfolio	9.88	10.50	0
Calvert VS Social Small Cap Growth Portfolio	9.59	10.29	0
Fidelity VIP Asset Manager Portfolio	10.16	10.38	0
Fidelity VIP Asset Manager: Growth Portfolio	9.89	10.15	0
Fidelity VIP Balanced Portfolio	10.22	10.44	0
Fidelity VIP Contrafund Portfolio	11.05	12.37	0
Fidelity VIP Equity-Income Portfolio	10.39	11.23	0
Fidelity VIP Growth & Income Portfolio	9.89	10.14	0
Fidelity VIP Growth Opportunities Portfolio	9.87	10.26	0
Fidelity VIP Growth Portfolio	8.96	8.98	0
Fidelity VIP High Income Portfolio	12.38	13.16	0
Fidelity VIP Index 500 Portfolio	9.62	10.31	0
Fidelity VIP Investment Grade Bond Portfolio	10.82	10.96	0
Fidelity VIP MidCap Portfolio	11.89	14.40	0
Fidelity VIP Money Market Portfolio	9.70	9.54	0
Fidelity VIP Overseas Portfolio	11.39	12.55	0
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.07	0
JPMorgan Bond Portfolio (Series Trust II)	10.55	10.69	0
JPMorgan Small Company (Series Trust II) Portfolio	9.95	12.29	0
Janus Aspen Series Growth and Income Portfolio	11.86	12.90	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.26	11.23	0
Lord Abbett Series Fund, Inc. International Portfolio	11.58	13.59	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	10.99	13.25	0
MFS VIT Emerging Growth Series	8.68	9.50	0
MFS VIT Investors Trust Series	9.33	10.08	0
MFS VIT New Discovery Series	8.88	9.17	0
MFS VIT Research Series	9.21	10.35	0
PIMCO VIT High Yield Portfolio	10.76	11.46	0
PIMCO VIT Low Duration Portfolio	9.87	9.77	0
PIMCO VIT Real Return Portfolio	10.38	10.98	0
PIMCO VIT Total Return Portfolio	10.00	10.20	0
Rydex VT Arktos Fund	6.67	5.72	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.86	0
Rydex VT Nova Fund	9.30	10.36	0
Rydex VT OTC Fund	10.63	11.29	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.20	0
Rydex VT U.S. Govt Money Market Fund	9.56	9.32	0
Rydex VT Ursa Fund	8.47	7.39	0
Van Eck Worldwide Bond Fund	12.10	12.83	0
Van Eck Worldwide Emerging Markets Fund	12.46	15.24	0
Van Eck Worldwide Hard Assets Fund	13.04	15.71	0
Van Eck Worldwide Real Estate Fund	13.37	17.70	0

Table 21 – 3.00% Asset Charge

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.58	11.16	0
AIM V.I. Health Sciences Fund	9.58	10.00	0
AIM V.I. Technology Fund	9.09	9.23	0
AIM V.I. Utilities Fund	9.60	11.51	0
Alger American Growth Portfolio	8.95	9.17	0
Alger American Leveraged AllCap Portfolio	8.79	9.23	0
Alger American MidCap Growth Portfolio	10.25	11.24	0
Alger American Small Capitalization Portfolio	10.21	11.55	0
Amer Century VP Balanced Fund	10.33	11.00	0
Amer Century VP Capital Appreciation Fund	9.15	9.55	0
Amer Century VP Income & Growth Fund	9.91	10.82	0
Amer Century VP International Fund	9.98	11.11	0
Amer Century VP Value Fund	10.84	12.01	0
Calvert VS Social Equity Portfolio	10.03	10.43	0
Calvert VS Social Mid Cap Growth Portfolio	9.86	10.46	0
Calvert VS Social Small Cap Growth Portfolio	9.57	10.25	0
Fidelity VIP Asset Manager Portfolio	10.13	10.34	0
Fidelity VIP Asset Manager: Growth Portfolio	9.86	10.10	0
Fidelity VIP Balanced Portfolio	10.19	10.39	0
Fidelity VIP Contrafund Portfolio	11.02	12.31	0
Fidelity VIP Equity-Income Portfolio	10.36	11.18	0
Fidelity VIP Growth & Income Portfolio	9.86	10.09	0
Fidelity VIP Growth Opportunities Portfolio	9.84	10.21	0
Fidelity VIP Growth Portfolio	8.93	8.94	0
Fidelity VIP High Income Portfolio	12.34	13.10	0
Fidelity VIP Index 500 Portfolio	9.59	10.27	0
Fidelity VIP Investment Grade Bond Portfolio	10.79	10.91	0
Fidelity VIP MidCap Portfolio	11.86	14.34	0
Fidelity VIP Money Market Portfolio	9.67	9.50	0
Fidelity VIP Overseas Portfolio	11.36	12.49	0
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.06	0
JPMorgan Bond Portfolio (Series Trust II)	10.52	10.65	0
JPMorgan Small Company (Series Trust II) Portfolio	9.92	12.24	0
Janus Aspen Series Growth and Income Portfolio	11.85	12.87	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.23	11.18	0
Lord Abbett Series Fund, Inc. International Portfolio	11.55	13.53	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	10.96	13.19	0
MFS VIT Emerging Growth Series	8.65	9.46	0
MFS VIT Investors Trust Series	9.30	10.03	0
MFS VIT New Discovery Series	8.85	9.13	0
MFS VIT Research Series	9.19	10.30	0
PIMCO VIT High Yield Portfolio	10.75	11.43	0
PIMCO VIT Low Duration Portfolio	9.86	9.75	0
PIMCO VIT Real Return Portfolio	10.37	10.96	0
PIMCO VIT Total Return Portfolio	9.99	10.17	0
Rydex VT Arktos Fund	6.66	5.70	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.85	0
Rydex VT Nova Fund	9.28	10.32	0
Rydex VT OTC Fund	10.60	11.25	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.19	0
Rydex VT U.S. Govt Money Market Fund	9.54	9.28	0
Rydex VT Ursa Fund	8.44	7.36	0
Van Eck Worldwide Bond Fund	12.07	12.79	0
Van Eck Worldwide Emerging Markets Fund	12.43	15.18	0
Van Eck Worldwide Hard Assets Fund	13.00	15.65	0
Van Eck Worldwide Real Estate Fund	13.35	17.64	0

Table 22 – 3.10% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.56	11.13	0
AIM V.I. Health Sciences Fund	9.56	9.97	0
AIM V.I. Technology Fund	9.08	9.21	0
AIM V.I. Utilities Fund	9.58	11.48	0
Alger American Growth Portfolio	8.94	9.14	0
Alger American Leveraged AllCap Portfolio	8.78	9.21	0
Alger American MidCap Growth Portfolio	10.23	11.21	0
Alger American Small Capitalization Portfolio	10.19	11.52	0
Amer Century VP Balanced Fund	10.31	10.97	0
Amer Century VP Capital Appreciation Fund	9.13	9.52	0
Amer Century VP Income & Growth Fund	9.89	10.79	0
Amer Century VP International Fund	9.96	11.08	0
Amer Century VP Value Fund	10.82	11.97	0
Calvert VS Social Equity Portfolio	10.02	10.40	0
Calvert VS Social Mid Cap Growth Portfolio	9.84	10.43	0
Calvert VS Social Small Cap Growth Portfolio	9.55	10.22	0
Fidelity VIP Asset Manager Portfolio	10.11	10.31	0
Fidelity VIP Asset Manager: Growth Portfolio	9.84	10.07	0
Fidelity VIP Balanced Portfolio	10.17	10.36	0
Fidelity VIP Contrafund Portfolio	11.00	12.28	0
Fidelity VIP Equity-Income Portfolio	10.34	11.14	0
Fidelity VIP Growth & Income Portfolio	9.84	10.07	0
Fidelity VIP Growth Opportunities Portfolio	9.83	10.18	0
Fidelity VIP Growth Portfolio	8.92	8.91	0
Fidelity VIP High Income Portfolio	12.32	13.06	0
Fidelity VIP Index 500 Portfolio	9.57	10.24	0
Fidelity VIP Investment Grade Bond Portfolio	10.77	10.88	0
Fidelity VIP MidCap Portfolio	11.83	14.30	0
Fidelity VIP Money Market Portfolio	9.65	9.47	0
Fidelity VIP Overseas Portfolio	11.34	12.46	0
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.06	0
JPMorgan Bond Portfolio (Series Trust II)	10.50	10.62	0
JPMorgan Small Company (Series Trust II) Portfolio	9.90	12.21	0
Janus Aspen Series Growth and Income Portfolio	11.84	12.84	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.21	11.15	0
Lord Abbett Series Fund, Inc. International Portfolio	11.53	13.49	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	10.94	13.16	0
MFS VIT Emerging Growth Series	8.63	9.43	0
MFS VIT Investors Trust Series	9.29	10.00	0
MFS VIT New Discovery Series	8.84	9.10	0
MFS VIT Research Series	9.17	10.27	0
PIMCO VIT High Yield Portfolio	10.75	11.41	0
PIMCO VIT Low Duration Portfolio	9.85	9.73	0
PIMCO VIT Real Return Portfolio	10.36	10.94	0
PIMCO VIT Total Return Portfolio	9.99	10.16	0
Rydex VT Arktos Fund	6.65	5.68	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.85	0
Rydex VT Nova Fund	9.26	10.29	0
Rydex VT OTC Fund	10.58	11.22	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.18	0
Rydex VT U.S. Govt Money Market Fund	9.53	9.26	0
Rydex VT Ursa Fund	8.43	7.34	0
Van Eck Worldwide Bond Fund	12.06	12.76	0
Van Eck Worldwide Emerging Markets Fund	12.41	15.14	0
Van Eck Worldwide Hard Assets Fund	12.98	15.60	0
Van Eck Worldwide Real Estate Fund	13.33	17.60	0

Table 23 – 3.25% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.53	11.08	0
AIM V.I. Health Sciences Fund	9.53	9.93	0
AIM V.I. Technology Fund	9.05	9.17	0
AIM V.I. Utilities Fund	9.56	11.43	0
Alger American Growth Portfolio	8.91	9.10	0
Alger American Leveraged AllCap Portfolio	8.75	9.17	0
Alger American MidCap Growth Portfolio	10.20	11.16	0
Alger American Small Capitalization Portfolio	10.16	11.47	0
Amer Century VP Balanced Fund	10.28	10.92	0
Amer Century VP Capital Appreciation Fund	9.10	9.48	0
Amer Century VP Income & Growth Fund	9.86	10.75	0
Amer Century VP International Fund	9.93	11.03	0
Amer Century VP Value Fund	10.79	11.92	0
Calvert VS Social Equity Portfolio	9.99	10.36	0
Calvert VS Social Mid Cap Growth Portfolio	9.82	10.39	0
Calvert VS Social Small Cap Growth Portfolio	9.53	10.18	0
Fidelity VIP Asset Manager Portfolio	10.08	10.26	0
Fidelity VIP Asset Manager: Growth Portfolio	9.81	10.03	0
Fidelity VIP Balanced Portfolio	10.14	10.32	0
Fidelity VIP Contrafund Portfolio	10.97	12.22	0
Fidelity VIP Equity-Income Portfolio	10.31	11.10	0
Fidelity VIP Growth & Income Portfolio	9.81	10.02	0
Fidelity VIP Growth Opportunities Portfolio	9.80	10.14	0
Fidelity VIP Growth Portfolio	8.89	8.87	0
Fidelity VIP High Income Portfolio	12.29	13.01	0
Fidelity VIP Index 500 Portfolio	9.55	10.20	0
Fidelity VIP Investment Grade Bond Portfolio	10.74	10.83	0
Fidelity VIP MidCap Portfolio	11.80	14.24	0
Fidelity VIP Money Market Portfolio	9.62	9.43	0
Fidelity VIP Overseas Portfolio	11.31	12.40	0
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.04	0
JPMorgan Bond Portfolio (Series Trust II)	10.48	10.58	0
JPMorgan Small Company (Series Trust II) Portfolio	9.88	12.16	0
Janus Aspen Series Growth and Income Portfolio	11.82	12.81	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.18	11.10	0
Lord Abbett Series Fund, Inc. International Portfolio	11.49	13.43	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	10.91	13.10	0
MFS VIT Emerging Growth Series	8.61	9.39	0
MFS VIT Investors Trust Series	9.26	9.96	0
MFS VIT New Discovery Series	8.81	9.06	0
MFS VIT Research Series	9.14	10.23	0
PIMCO VIT High Yield Portfolio	10.74	11.38	0
PIMCO VIT Low Duration Portfolio	9.84	9.71	0
PIMCO VIT Real Return Portfolio	10.35	10.91	0
PIMCO VIT Total Return Portfolio	9.98	10.13	0
Rydex VT Arktos Fund	6.63	5.66	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.84	0
Rydex VT Nova Fund	9.24	10.25	0
Rydex VT OTC Fund	10.56	11.17	0
Rydex VT U.S. Govt Money Market Fund	9.50	11.17	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	9.22	0
Rydex VT Ursa Fund	8.41	7.31	0
Van Eck Worldwide Bond Fund	12.04	12.72	0
Van Eck Worldwide Emerging Markets Fund	12.38	15.08	0
Van Eck Worldwide Hard Assets Fund	12.94	15.53	0
Van Eck Worldwide Real Estate Fund	13.31	17.55	0

Table 24 – 3.35% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/04)	Accumulation Unit Value at End of Period (12/31/04)	Number of Accumulation Units at End of Period
2004
AIM V.I. Financial Services Fund	10.51	11.05	0
AIM V.I. Health Sciences Fund	9.51	9.90	0
AIM V.I. Technology Fund	9.04	9.14	0
AIM V.I. Utilities Fund	9.54	11.40	0
Alger American Growth Portfolio	8.89	9.07	0
Alger American Leveraged AllCap Portfolio	8.74	9.14	0
Alger American MidCap Growth Portfolio	10.18	11.13	0
Alger American Small Capitalization Portfolio	10.14	11.43	0
Amer Century VP Balanced Fund	10.26	10.89	0
Amer Century VP Capital Appreciation Fund	9.09	9.45	0
Amer Century VP Income & Growth Fund	9.84	10.71	0
Amer Century VP International Fund	9.91	11.00	0
Amer Century VP Value Fund	10.77	11.89	0
Calvert VS Social Equity Portfolio	9.97	10.34	0
Calvert VS Social Mid Cap Growth Portfolio	9.80	10.36	0
Calvert VS Social Small Cap Growth Portfolio	9.51	10.16	0
Fidelity VIP Asset Manager Portfolio	10.06	10.23	0
Fidelity VIP Asset Manager: Growth Portfolio	9.79	10.00	0
Fidelity VIP Balanced Portfolio	10.12	10.29	215.9436
Fidelity VIP Contrafund Portfolio	10.95	12.19	189.599
Fidelity VIP Equity-Income Portfolio	10.29	11.06	0
Fidelity VIP Growth & Income Portfolio	9.79	9.99	0
Fidelity VIP Growth Opportunities Portfolio	9.78	10.11	0
Fidelity VIP Growth Portfolio	8.87	8.85	0
Fidelity VIP High Income Portfolio	12.26	12.97	0
Fidelity VIP Index 500 Portfolio	9.53	10.17	0
Fidelity VIP Investment Grade Bond Portfolio	10.72	10.80	0
Fidelity VIP MidCap Portfolio	11.78	14.20	0
Fidelity VIP Money Market Portfolio	9.60	9.40	0
Fidelity VIP Overseas Portfolio	11.28	12.36	0
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)	10.00	11.04	0
JPMorgan Bond Portfolio (Series Trust II)	10.46	10.55	0
JPMorgan Small Company (Series Trust II) Portfolio	9.86	12.13	0
Janus Aspen Series Growth and Income Portfolio	11.81	12.79	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	10.16	11.07	0
Lord Abbett Series Fund, Inc. International Portfolio	11.47	13.39	0
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio	10.89	13.06	183.3071
MFS VIT Emerging Growth Series	8.59	9.37	0
MFS VIT Investors Trust Series	9.24	9.93	0
MFS VIT New Discovery Series	8.80	9.03	0
MFS VIT Research Series	9.13	10.20	0
PIMCO VIT High Yield Portfolio	10.73	11.36	216.2669
PIMCO VIT Low Duration Portfolio	9.84	9.69	0
PIMCO VIT Real Return Portfolio	10.34	10.89	0
PIMCO VIT Total Return Portfolio	9.97	10.11	0
Rydex VT Arktos Fund	6.62	5.64	0
Rydex VT Juno Fund (5/1/04-12/31/04)	10.00	8.83	400.6691
Rydex VT Nova Fund	9.23	10.23	0
Rydex VT OTC Fund	10.54	11.14	0
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)	10.00	11.16	0
Rydex VT U.S. Govt Money Market Fund	9.49	9.19	0
Rydex VT Ursa Fund	8.40	7.29	0
Van Eck Worldwide Bond Fund	12.03	12.69	0
Van Eck Worldwide Emerging Markets Fund	12.36	15.04	0
Van Eck Worldwide Hard Assets Fund	12.92	15.49	0
Van Eck Worldwide Real Estate Fund	13.29	17.51	0

Table 1 – 1.20% Asset Charge

Base Contract with Minimum Premium Rider Base Contract with Surrender Charge Rider – Five Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.94	9.27	1,568
Alger American Leveraged AllCap Portfolio	6.84	9.10	7,906
Alger American MidCap Growth Portfolio	7.26	10.61	999
Alger American Small Capitalization Portfolio	7.52	10.57	9,024
Amer Century VP Balanced Portfolio	9.06	10.69	2,128
Amer Century VP Capital Appreciation Portfolio	7.95	9.47	0
Amer Century VP Income & Growth Portfolio	8.03	10.26	1,066
Amer Century VP International Portfolio	8.40	10.33	2,126
Amer Century VP Value Portfolio	8.81	11.22	1,914
Berger IPT - Large Cap Growth Fund	7.63	0.00	0
Berger IPT - Small Company Growth Fund	5.95	0.00	0
Calvert VS Social Equity Portfolio	8.56	10.34	108
Calvert VS Social Mid Cap Growth Portfolio	7.81	10.16	0
Calvert VS Social Small Cap Growth Portfolio	7.15	9.86	104
Fidelity VIP Asset Manager Portfolio	9.02	10.48	0
Fidelity VIP Asset Manager: Growth Portfolio	8.39	10.20	415
Fidelity VIP Balanced Portfolio	9.09	10.54	393
Fidelity VIP Contrafund Portfolio	9.00	11.41	11,531
Fidelity VIP Equity-Income Portfolio	8.34	10.72	1,241
Fidelity VIP Growth & Income Portfolio	8.37	10.20	407
Fidelity VIP Growth Opportunities Portfolio	7.97	10.19	232
Fidelity VIP Growth Portfolio	7.06	9.25	1,248
Fidelity VIP High Income Portfolio	10.20	12.78	463
Fidelity VIP Index 500 Portfolio	7.84	9.93	4,548
Fidelity VIP Investment Grade Bond Portfolio	10.77	11.17	547
Fidelity VIP MidCap Portfolio	8.98	12.27	4,459
Fidelity VIP Money Market Portfolio	10.03	10.01	1,715
Fidelity VIP Overseas Portfolio	8.32	11.76	0
INVESCO VIF-Financial Services Fund	8.55	10.95	3,030
INVESCO VIF-Health Sciences Fund	7.85	9.91	668
INVESCO VIF-Technology Fund	6.53	9.37	2,515
INVESCO VIF-Utilities Fund	8.52	9.89	9,995
J.P. Morgan Bond Portfolio (Series Trust II)	10.58	10.84	442
J.P. Morgan Small Company (Series Trust II) Portfolio	7.61	10.22	1,898
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	12.01	141
LEVCO Equity Value Fund	7.39	9.39	0
Lord Abbett Series Fund, Inc. Growth & Income Portfolio	8.18	10.59	2,614
Lord Abbett International Portfolio	8.56	11.95	0
Lord Abbett Mid-Cap Value Portfolio	9.20	11.34	8,220
MFS VIT Emerging Growth Series	6.97	8.95	264
MFS VIT Investors Trust Series	8.00	9.63	0
MFS VIT New Discovery Series	6.95	9.16	11,364
MFS VIT Research Series	7.74	9.51	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.88	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.98	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.49	6,572
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.12	18,933
Rydex VT Arktos Fund	11.09	6.86	3,048
Rydex VT Nova Fund	6.95	9.56	389
Rydex VT OTC Fund	7.60	10.92	0
Rydex VT U.S. Govt Money Market Fund	9.95	9.83	0
Rydex VT Ursa Fund	11.54	8.70	3,131
Van Eck Levin Mid Cap Value Fund	10.26	0.00	0
Van Eck Worldwide Bond Fund	10.56	12.33	0
Van Eck Worldwide Emerging Markets Fund	8.41	12.81	747
Van Eck Worldwide Hard Assets Fund	9.39	13.46	6,471
Van Eck Worldwide Real Estate Fund	10.26	13.63	685

Table 2 – 1.30% Asset Charge

Base Contract with Estate Planning Rider Base Contract with Surrender Charge Rider – Three Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.93	9.25	1,696
Alger American Leveraged AllCap Portfolio	6.83	9.09	1,319
Alger American MidCap Growth Portfolio	7.26	10.59	1,960
Alger American Small Capitalization Portfolio	7.51	10.55	0
Amer Century VP Balanced Portfolio	9.05	10.67	0
Amer Century VP Capital Appreciation Portfolio	7.95	9.45	81
Amer Century VP Income & Growth Portfolio	8.03	10.24	57
Amer Century VP International Portfolio	8.40	10.31	3,530
Amer Century VP Value Portfolio	8.81	11.20	2,976
Berger IPT - Large Cap Growth Fund	7.62	0.00	0
Berger IPT - Small Company Growth Fund	5.95	0.00	0
Calvert VS Social Equity Portfolio	8.56	10.32	0
Calvert VS Social Mid Cap Growth Portfolio	7.80	10.14	0
Calvert VS Social Small Cap Growth Portfolio	7.14	9.84	0
Fidelity VIP Asset Manager Portfolio	9.01	10.46	0
Fidelity VIP Asset Manager: Growth Portfolio	8.39	10.18	0
Fidelity VIP Balanced Portfolio	9.08	10.52	0
Fidelity VIP Contrafund Portfolio	9.00	11.38	2,702
Fidelity VIP Equity-Income Portfolio	8.33	10.70	56
Fidelity VIP Growth & Income Portfolio	8.36	10.18	0
Fidelity VIP Growth Opportunities Portfolio	7.96	10.17	0
Fidelity VIP Growth Portfolio	7.05	9.23	0
Fidelity VIP High Income Portfolio	10.19	12.75	2,763
Fidelity VIP Index 500 Portfolio	7.84	9.91	1,548
Fidelity VIP Investment Grade Bond Portfolio	10.76	11.15	264
Fidelity VIP MidCap Portfolio	8.97	12.25	0
Fidelity VIP Money Market Portfolio	10.02	9.99	485
Fidelity VIP Overseas Portfolio	8.31	11.74	433
INVESCO VIF-Financial Services Fund	8.55	10.93	630
INVESCO VIF-Health Sciences Fund	7.85	9.90	345
INVESCO VIF-Technology Fund	6.52	9.35	0
INVESCO VIF-Utilities Fund	8.52	9.87	343
J.P. Morgan Bond Portfolio (Series Trust II)	10.57	10.82	278
J.P. Morgan Small Company (Series Trust II) Portfolio	7.60	10.21	237
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	12.00	0
LEVCO Equity Value Fund	7.38	9.37	0
Lord Abbett Growth & Income Portfolio	8.17	10.57	0
Lord Abbett International Portfolio	8.56	11.93	1,833
Lord Abbett Mid-Cap Value Portfolio	9.19	11.32	3,564
MFS VIT Emerging Growth Series	6.97	8.94	0
MFS VIT Investors Trust Series	7.99	9.61	1,064
MFS VIT New Discovery Series	6.94	9.15	1,590
MFS VIT Research Series	7.73	9.49	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.88	1,180
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.97	375
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.48	1,882
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.11	2,563
Rydex VT Arktos Fund	11.08	6.85	487
Rydex VT Nova Fund	6.95	9.55	1,071
Rydex VT OTC Fund	7.60	10.90	938
Rydex VT U.S. Govt Money Market Fund	9.94	9.82	0
Rydex VT Ursa Fund	11.53	8.69	0
Van Eck Levin Mid Cap Value Fund	10.25	0.00	0
Van Eck Worldwide Bond Fund	10.56	12.32	248
Van Eck Worldwide Emerging Markets Fund	8.40	12.79	860
Van Eck Worldwide Hard Assets Fund	9.38	13.43	1,349
Van Eck Worldwide Real Estate Fund	10.25	13.61	418

Table 3 – 1.45% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider Base Contract with Minimum Premium Rider and Surrender Charge Rider – Five Years Base Contract with Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.92	9.22	7,358
Alger American Leveraged AllCap Portfolio	6.82	9.06	3,716
Alger American MidCap Growth Portfolio	7.25	10.56	4,480
Alger American Small Capitalization Portfolio	7.50	10.52	1,321
Amer Century VP Balanced Portfolio	9.03	10.64	946
Amer Century VP Capital Appreciation Portfolio	7.93	9.42	218
Amer Century VP Income & Growth Portfolio	8.02	10.21	0
Amer Century VP International Portfolio	8.39	10.28	10,391
Amer Century VP Value Portfolio	8.79	11.16	10,532
Berger IPT - Large Cap Growth Fund	7.61	0.00	0
Berger IPT - Small Company Growth Fund	5.94	0.00	0
Calvert VS Social Equity Portfolio	8.55	10.30	0
Calvert VS Social Mid Cap Growth Portfolio	7.80	10.12	97
Calvert VS Social Small Cap Growth Portfolio	7.14	9.82	104
Fidelity VIP Asset Manager Portfolio	9.00	10.43	0
Fidelity VIP Asset Manager: Growth Portfolio	8.37	10.15	0
Fidelity VIP Balanced Portfolio	9.07	10.49	1,047
Fidelity VIP Contrafund Portfolio	8.98	11.35	3,913
Fidelity VIP Equity-Income Portfolio	8.32	10.67	1,593
Fidelity VIP Growth & Income Portfolio	8.35	10.16	539
Fidelity VIP Growth Opportunities Portfolio	7.95	10.14	87
Fidelity VIP Growth Portfolio	7.04	9.20	881
Fidelity VIP High Income Portfolio	10.18	12.72	1,810
Fidelity VIP Index 500 Portfolio	7.83	9.88	7,565
Fidelity VIP Investment Grade Bond Portfolio	10.75	11.12	537
Fidelity VIP MidCap Portfolio	8.96	12.21	2,496
Fidelity VIP Money Market Portfolio	10.00	9.96	7,213
Fidelity VIP Overseas Portfolio	8.30	11.70	828
INVESCO VIF-Financial Services Fund	8.54	10.90	2,780
INVESCO VIF-Health Sciences Fund	7.83	9.87	4,786
INVESCO VIF-Technology Fund	6.51	9.33	124
INVESCO VIF-Utilities Fund	8.51	9.85	1,942
J.P. Morgan Bond Portfolio (Series Trust II)	10.56	10.80	3,934
J.P. Morgan Small Company (Series Trust II) Portfolio	7.60	10.18	332
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.99	0
LEVCO Equity Value Fund	7.37	9.34	0
Lord Abbett Growth & Income Portfolio	8.16	10.54	3,297
Lord Abbett International Portfolio	8.54	11.90	392
Lord Abbett Mid-Cap Value Portfolio	9.18	11.29	6,332
MFS VIT Emerging Growth Series	6.96	8.91	3,015
MFS VIT Investors Trust Series	7.98	9.58	0
MFS VIT New Discovery Series	6.94	9.12	2,805
MFS VIT Research Series	7.72	9.46	134
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.86	4,744
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.96	1,799
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.47	3,699
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.10	11,480
Rydex VT Arktos Fund	11.07	6.83	616
Rydex VT Nova Fund	6.94	9.52	0
Rydex VT OTC Fund	7.59	10.88	1,777
Rydex VT U.S. Govt Money Market Fund	9.93	9.79	0
Rydex VT Ursa Fund	11.52	8.67	489
Van Eck Levin Mid Cap Value Fund	10.25	0.00	0
Van Eck Worldwide Bond Fund	10.56	12.29	0
Van Eck Worldwide Emerging Markets Fund	8.39	12.75	274
Van Eck Worldwide Hard Assets Fund	9.37	13.40	1,513
Van Eck Worldwide Real Estate Fund	10.25	13.59	1,036

Table 4 – 1.55% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Five Years Base Contract with Minimum Premium Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Three Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.92	9.21	14,247
Alger American Leveraged AllCap Portfolio	6.82	9.04	12,782
Alger American MidCap Growth Portfolio	7.24	10.54	10,983
Alger American Small Capitalization Portfolio	7.49	10.50	14,034
Amer Century VP Balanced Portfolio	9.03	10.62	8,961
Amer Century VP Capital Appreciation Portfolio	7.93	9.40	1,036
Amer Century VP Income & Growth Portfolio	8.01	10.19	1,829
Amer Century VP International Portfolio	8.38	10.26	17,028
Amer Century VP Value Portfolio	8.79	11.14	8,333
Berger IPT - Large Cap Growth Fund	7.61	0.00	0
Berger IPT - Small Company Growth Fund	5.94	0.00	0
Calvert VS Social Equity Portfolio	8.54	10.28	0
Calvert VS Social Mid Cap Growth Portfolio	7.79	10.10	155
Calvert VS Social Small Cap Growth Portfolio	7.13	9.80	280
Fidelity VIP Asset Manager Portfolio	8.99	10.41	15,406
Fidelity VIP Asset Manager: Growth Portfolio	8.37	10.13	1,384
Fidelity VIP Balanced Portfolio	9.06	10.47	2,082
Fidelity VIP Contrafund Portfolio	8.98	11.33	26,580
Fidelity VIP Equity-Income Portfolio	8.32	10.65	12,320
Fidelity VIP Growth & Income Portfolio	8.34	10.14	12,043
Fidelity VIP Growth Opportunities Portfolio	7.94	10.12	714
Fidelity VIP Growth Portfolio	7.04	9.18	20,945
Fidelity VIP High Income Portfolio	10.17	12.69	16,140
Fidelity VIP Index 500 Portfolio	7.82	9.86	22,076
Fidelity VIP Investment Grade Bond Portfolio	10.74	11.10	13,601
Fidelity VIP MidCap Portfolio	8.95	12.19	4,835
Fidelity VIP Money Market Portfolio	10.00	9.94	13,243
Fidelity VIP Overseas Portfolio	8.29	11.68	1,710
INVESCO VIF-Financial Services Fund	8.53	10.88	759
INVESCO VIF-Health Sciences Fund	7.83	9.85	913
INVESCO VIF-Technology Fund	6.51	9.31	1,869
INVESCO VIF-Utilities Fund	8.50	9.83	5,605
J.P. Morgan Bond Portfolio (Series Trust II)	10.55	10.78	2,411
J.P. Morgan Small Company (Series Trust II) Portfolio	7.59	10.16	1,786
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.98	1,209
LEVCO Equity Value Fund	7.36	9.32	0
Lord Abbett Growth & Income Portfolio	8.15	10.52	8,237
Lord Abbett International Portfolio	8.54	11.87	2,809
Lord Abbett Mid-Cap Value Portfolio	9.17	11.27	6,278
MFS VIT Emerging Growth Series	6.95	8.89	6,079
MFS VIT Investors Trust Series	7.97	9.57	4,711
MFS VIT New Discovery Series	6.93	9.10	5,769
MFS VIT Research Series	7.71	9.45	4,868
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.86	32,469
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.96	2,308
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.47	12,689
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.09	13,607
Rydex VT Arktos Fund	11.06	6.82	0
Rydex VT Nova Fund	6.94	9.51	28
Rydex VT OTC Fund	7.58	10.86	468
Rydex VT U.S. Govt Money Market Fund	9.93	9.77	989,154
Rydex VT Ursa Fund	11.51	8.65	0
Van Eck Levin Mid Cap Value Fund	10.25	0.00	0
Van Eck Worldwide Bond Fund	10.55	12.28	769
Van Eck Worldwide Emerging Markets Fund	8.39	12.73	948
Van Eck Worldwide Hard Assets Fund	9.36	13.37	3,088
Van Eck Worldwide Real Estate Fund	10.25	13.57	2,818

Table 5 – 1.65% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Three Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	9.52	12.65	0
Alger American Leveraged AllCap Portfolio	9.25	12.26	0
Alger American MidCap Growth Portfolio	9.50	13.81	0
Alger American Small Capitalization Portfolio	9.84	13.78	0
Amer Century VP Balanced Portfolio	9.99	11.74	0
Amer Century VP Capital Appreciation Portfolio	9.74	11.54	0
Amer Century VP Income & Growth Portfolio	9.88	12.55	0
Amer Century VP International Portfolio	9.90	12.11	0
Amer Century VP Value Portfolio	10.09	12.78	0
Berger IPT - Large Cap Growth Fund	9.52	0.00	0
Berger IPT - Small Company Growth Fund	9.55	0.00	0
Calvert VS Social Equity Portfolio	9.99	12.00	0
Calvert VS Social Mid Cap Growth Portfolio	9.81	12.71	0
Calvert VS Social Small Cap Growth Portfolio	9.63	13.22	0
Fidelity VIP Asset Manager Portfolio	10.00	11.57	0
Fidelity VIP Asset Manager: Growth Portfolio	9.91	12.00	0
Fidelity VIP Balanced Portfolio	9.97	11.52	0
Fidelity VIP Contrafund Portfolio	9.78	12.33	0
Fidelity VIP Equity-Income Portfolio	10.00	12.78	0
Fidelity VIP Growth & Income Portfolio	9.81	11.91	0
Fidelity VIP Growth Opportunities Portfolio	9.72	12.38	0
Fidelity VIP Growth Portfolio	9.65	12.58	0
Fidelity VIP High Income Portfolio	10.55	13.15	0
Fidelity VIP Index 500 Portfolio	9.77	12.30	0
Fidelity VIP Investment Grade Bond Portfolio	10.28	10.61	0
Fidelity VIP MidCap Portfolio	10.07	13.69	0
Fidelity VIP Money Market Portfolio	10.00	9.93	0
Fidelity VIP Overseas Portfolio	9.79	13.78	0
INVESCO VIF-Financial Services Fund	9.62	12.26	0
INVESCO VIF-Health Sciences Fund	9.31	11.70	0
INVESCO VIF-Technology Fund	9.65	13.80	0
INVESCO VIF-Utilities Fund	10.28	11.88	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.20	10.41	0
J.P. Morgan Small Company (Series Trust II) Portfolio	9.93	13.29	0
Janus Aspen Series Growth and Income Portfolio	0.00	11.97	0
LEVCO Equity Value Fund	10.05	12.71	0
Lord Abbett Growth & Income Portfolio	9.93	12.79	0
Lord Abbett International Portfolio	10.00	13.89	0
Lord Abbett Mid-Cap Value Portfolio	10.27	12.60	0
MFS VIT Emerging Growth Series	9.62	12.29	0
MFS VIT Investors Trust Series	9.70	11.62	0
MFS VIT New Discovery Series	9.59	12.59	0
MFS VIT Research Series	9.78	11.97	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.85	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.95	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.46	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.08	0
Rydex VT Arktos Fund	10.09	6.22	0
Rydex VT Nova Fund	9.55	13.07	0
Rydex VT OTC Fund	9.59	13.72	0
Rydex VT U.S. Govt Money Market Fund	9.98	9.81	0
Rydex VT Ursa Fund	10.15	7.62	0
Van Eck Levin Mid Cap Value Fund	10.25	0.00	0
Van Eck Worldwide Bond Fund	10.55	12.27	0
Van Eck Worldwide Emerging Markets Fund	10.22	15.50	0
Van Eck Worldwide Hard Assets Fund	10.68	15.24	0
Van Eck Worldwide Real Estate Fund	10.25	13.56	0

Table 6 – 1.70% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.91	9.18	145
Alger American Leveraged AllCap Portfolio	6.81	9.02	69
Alger American MidCap Growth Portfolio	7.23	10.51	128
Alger American Small Capitalization Portfolio	7.48	10.47	0
Amer Century VP Balanced Portfolio	9.01	10.59	0
Amer Century VP Capital Appreciation Portfolio	7.92	9.38	0
Amer Century VP Income & Growth Portfolio	8.00	10.16	0
Amer Century VP International Portfolio	8.37	10.23	297
Amer Century VP Value Portfolio	8.77	11.11	271
Berger IPT - Large Cap Growth Fund	7.60	0.00	0
Berger IPT - Small Company Growth Fund	5.93	0.00	0
Calvert VS Social Equity Portfolio	8.54	10.25	0
Calvert VS Social Mid Cap Growth Portfolio	7.78	10.08	0
Calvert VS Social Small Cap Growth Portfolio	7.12	9.77	0
Fidelity VIP Asset Manager Portfolio	8.98	10.38	0
Fidelity VIP Asset Manager: Growth Portfolio	8.35	10.11	0
Fidelity VIP Balanced Portfolio	9.05	10.44	0
Fidelity VIP Contrafund Portfolio	8.96	11.30	0
Fidelity VIP Equity-Income Portfolio	8.30	10.62	0
Fidelity VIP Growth & Income Portfolio	8.33	10.11	0
Fidelity VIP Growth Opportunities Portfolio	7.93	10.09	0
Fidelity VIP Growth Portfolio	7.03	9.16	0
Fidelity VIP High Income Portfolio	10.15	12.66	90
Fidelity VIP Index 500 Portfolio	7.81	9.83	214
Fidelity VIP Investment Grade Bond Portfolio	10.72	11.06	0
Fidelity VIP MidCap Portfolio	8.94	12.15	0
Fidelity VIP Money Market Portfolio	9.98	9.91	443
Fidelity VIP Overseas Portfolio	8.28	11.65	0
INVESCO VIF-Financial Services Fund	8.52	10.85	0
INVESCO VIF-Health Sciences Fund	7.82	9.82	0
INVESCO VIF-Technology Fund	6.50	9.29	0
INVESCO VIF-Utilities Fund	8.49	9.81	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.54	10.75	272
J.P. Morgan Small Company (Series Trust II) Portfolio	7.58	10.14	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.97	0
LEVCO Equity Value Fund	7.35	9.30	0
Lord Abbett Growth & Income Portfolio	8.14	10.49	0
Lord Abbett International Portfolio	8.53	11.84	0
Lord Abbett Mid-Cap Value Portfolio	9.16	11.24	85
MFS VIT Emerging Growth Series	6.94	8.87	0
MFS VIT Investors Trust Series	7.96	9.54	0
MFS VIT New Discovery Series	6.92	9.08	0
MFS VIT Research Series	7.70	9.42	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.85	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.95	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.46	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.08	443
Rydex VT Arktos Fund	11.05	6.80	0
Rydex VT Nova Fund	6.93	9.48	0
Rydex VT OTC Fund	7.58	10.83	0
Rydex VT U.S. Govt Money Market Fund	9.92	9.75	0
Rydex VT Ursa Fund	11.50	8.63	0
Van Eck Levin Mid Cap Value Fund	10.25	0.00	0
Van Eck Worldwide Bond Fund	10.55	12.26	0
Van Eck Worldwide Emerging Markets Fund	8.38	12.70	0
Van Eck Worldwide Hard Assets Fund	9.35	13.33	0
Van Eck Worldwide Real Estate Fund	10.25	13.55	0

Table 7 – 1.80% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Five Years

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Estate Planning Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.90	9.16	198
Alger American Leveraged AllCap Portfolio	6.80	9.00	369
Alger American MidCap Growth Portfolio	7.23	10.49	175
Alger American Small Capitalization Portfolio	7.47	10.45	0
Amer Century VP Balanced Portfolio	9.01	10.57	1,110
Amer Century VP Capital Appreciation Portfolio	7.91	9.36	87
Amer Century VP Income & Growth Portfolio	7.99	10.14	0
Amer Century VP International Portfolio	8.36	10.21	788
Amer Century VP Value Portfolio	8.76	11.09	772
Berger IPT - Large Cap Growth Fund	7.60	0.00	0
Berger IPT - Small Company Growth Fund	5.93	0.00	0
Calvert VS Social Equity Portfolio	8.53	10.24	0
Calvert VS Social Mid Cap Growth Portfolio	7.78	10.06	0
Calvert VS Social Small Cap Growth Portfolio	7.12	9.76	0
Fidelity VIP Asset Manager Portfolio	8.97	10.36	0
Fidelity VIP Asset Manager: Growth Portfolio	8.35	10.09	0
Fidelity VIP Balanced Portfolio	9.04	10.42	0
Fidelity VIP Contrafund Portfolio	8.95	11.28	0
Fidelity VIP Equity-Income Portfolio	8.30	10.60	550
Fidelity VIP Growth & Income Portfolio	8.32	10.09	0
Fidelity VIP Growth Opportunities Portfolio	7.92	10.07	0
Fidelity VIP Growth Portfolio	7.02	9.14	0
Fidelity VIP High Income Portfolio	10.15	12.63	421
Fidelity VIP Index 500 Portfolio	7.80	9.81	1,316
Fidelity VIP Investment Grade Bond Portfolio	10.71	11.04	0
Fidelity VIP MidCap Portfolio	8.93	12.13	796
Fidelity VIP Money Market Portfolio	9.97	9.89	1,091
Fidelity VIP Overseas Portfolio	8.27	11.62	0
INVESCO VIF-Financial Services Fund	8.51	10.83	451
INVESCO VIF-Health Sciences Fund	7.81	9.80	143
INVESCO VIF-Technology Fund	6.50	9.27	359
INVESCO VIF-Utilities Fund	8.49	9.79	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.54	10.73	678
J.P. Morgan Small Company (Series Trust II) Portfolio	7.58	10.12	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.96	115
LEVCO Equity Value Fund	7.35	9.28	0
Lord Abbett Growth & Income Portfolio	8.13	10.47	132
Lord Abbett International Portfolio	8.52	11.82	0
Lord Abbett Mid-Cap Value Portfolio	9.15	11.22	216
MFS VIT Emerging Growth Series	6.94	8.85	281
MFS VIT Investors Trust Series	7.96	9.52	0
MFS VIT New Discovery Series	6.91	9.06	264
MFS VIT Research Series	7.70	9.40	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.84	415
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.94	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.45	405
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.07	1,392
Rydex VT Arktos Fund	11.04	6.79	0
Rydex VT Nova Fund	6.93	9.47	0
Rydex VT OTC Fund	7.57	10.81	312
Rydex VT U.S. Govt Money Market Fund	9.91	9.73	0
Rydex VT Ursa Fund	11.49	8.62	0
Van Eck Levin Mid Cap Value Fund	10.25	0.00	0
Van Eck Worldwide Bond Fund	10.55	12.24	0
Van Eck Worldwide Emerging Markets Fund	8.37	12.68	0
Van Eck Worldwide Hard Assets Fund	9.34	13.31	0
Van Eck Worldwide Real Estate Fund	10.25	13.53	0

Table 8 – 1.90% Asset Charge

Base Contract with Bonus Credit Rider and Estate Planning Rider

Base Contract with Higher Education Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Three Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.89	9.14	0
Alger American Leveraged AllCap Portfolio	6.79	8.98	0
Alger American MidCap Growth Portfolio	7.22	10.47	0
Alger American Small Capitalization Portfolio	7.47	10.43	0
Amer Century VP Balanced Portfolio	9.00	10.55	0
Amer Century VP Capital Appreciation Portfolio	7.90	9.34	117
Amer Century VP Income & Growth Portfolio	7.98	10.12	0
Amer Century VP International Portfolio	8.35	10.19	113
Amer Century VP Value Portfolio	8.76	11.07	104
Berger IPT - Large Cap Growth Fund	7.59	0.00	0
Berger IPT - Small Company Growth Fund	5.93	0.00	0
Calvert VS Social Equity Portfolio	8.52	10.22	0
Calvert VS Social Mid Cap Growth Portfolio	7.77	10.04	0
Calvert VS Social Small Cap Growth Portfolio	7.11	9.74	0
Fidelity VIP Asset Manager Portfolio	8.96	10.34	0
Fidelity VIP Asset Manager: Growth Portfolio	8.34	10.07	0
Fidelity VIP Balanced Portfolio	9.03	10.40	0
Fidelity VIP Contrafund Portfolio	8.95	11.25	67
Fidelity VIP Equity-Income Portfolio	8.29	10.58	0
Fidelity VIP Growth & Income Portfolio	8.31	10.07	0
Fidelity VIP Growth Opportunities Portfolio	7.92	10.05	0
Fidelity VIP Growth Portfolio	7.01	9.12	0
Fidelity VIP High Income Portfolio	10.14	12.61	0
Fidelity VIP Index 500 Portfolio	7.79	9.80	0
Fidelity VIP Investment Grade Bond Portfolio	10.70	11.02	0
Fidelity VIP MidCap Portfolio	8.93	12.11	106
Fidelity VIP Money Market Portfolio	9.96	9.87	0
Fidelity VIP Overseas Portfolio	8.27	11.60	0
INVESCO VIF-Financial Services Fund	8.50	10.81	0
INVESCO VIF-Health Sciences Fund	7.80	9.78	0
INVESCO VIF-Technology Fund	6.49	9.26	0
INVESCO VIF-Utilities Fund	8.48	9.78	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.53	10.71	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.57	10.10	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.95	0
LEVCO Equity Value Fund	7.34	9.26	0
Lord Abbett Growth & Income Portfolio	8.13	10.45	0
Lord Abbett International Portfolio	8.51	11.79	0
Lord Abbett Mid-Cap Value Portfolio	9.14	11.19	0
MFS VIT Emerging Growth Series	6.93	8.83	0
MFS VIT Investors Trust Series	7.95	9.50	0
MFS VIT New Discovery Series	6.91	9.04	0
MFS VIT Research Series	7.69	9.38	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.83	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.93	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.44	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.07	0
Rydex VT Arktos Fund	11.03	6.78	0
Rydex VT Nova Fund	6.92	9.45	0
Rydex VT OTC Fund	7.57	10.80	0
Rydex VT U.S. Govt Money Market Fund	9.90	9.72	0
Rydex VT Ursa Fund	11.48	8.60	0
Van Eck Levin Mid Cap Value Fund	10.24	0.00	0
Van Eck Worldwide Bond Fund	10.55	12.23	0
Van Eck Worldwide Emerging Markets Fund	8.37	12.66	0
Van Eck Worldwide Hard Assets Fund	9.33	13.28	0
Van Eck Worldwide Real Estate Fund	10.24	13.52	0

Table 9 – 1.95% Asset Charge

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	9.51	12.61	0
Alger American Leveraged AllCap Portfolio	9.25	12.22	0
Alger American MidCap Growth Portfolio	9.50	13.76	0
Alger American Small Capitalization Portfolio	9.84	13.74	0
Amer Century VP Balanced Portfolio	9.99	11.70	0
Amer Century VP Capital Appreciation Portfolio	9.74	11.50	0
Amer Century VP Income & Growth Portfolio	9.87	12.51	0
Amer Century VP International Portfolio	9.89	12.06	0
Amer Century VP Value Portfolio	10.08	12.74	0
Berger IPT - Large Cap Growth Fund	9.52	0.00	0
Berger IPT - Small Company Growth Fund	9.54	0.00	0
Calvert VS Social Equity Portfolio	9.98	11.96	0
Calvert VS Social Mid Cap Growth Portfolio	9.81	12.66	0
Calvert VS Social Small Cap Growth Portfolio	9.63	13.18	0
Fidelity VIP Asset Manager Portfolio	9.99	11.53	0
Fidelity VIP Asset Manager: Growth Portfolio	9.91	11.96	0
Fidelity VIP Balanced Portfolio	9.97	11.48	0
Fidelity VIP Contrafund Portfolio	9.77	12.29	0
Fidelity VIP Equity-Income Portfolio	9.99	12.74	0
Fidelity VIP Growth & Income Portfolio	9.80	11.87	0
Fidelity VIP Growth Opportunities Portfolio	9.72	12.33	0
Fidelity VIP Growth Portfolio	9.65	12.54	0
Fidelity VIP High Income Portfolio	10.54	11.97	0
Fidelity VIP Index 500 Portfolio	9.76	12.26	0
Fidelity VIP Investment Grade Bond Portfolio	10.27	10.57	0
Fidelity VIP MidCap Portfolio	10.06	13.64	0
Fidelity VIP Money Market Portfolio	9.99	9.90	0
Fidelity VIP Overseas Portfolio	9.79	13.78	0
INVESCO VIF-Financial Services Fund	9.61	12.22	0
INVESCO VIF-Health Sciences Fund	9.30	11.66	0
INVESCO VIF-Technology Fund	9.65	13.75	0
INVESCO VIF-Utilities Fund	10.28	11.84	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.20	10.37	0
J.P. Morgan Small Company (Series Trust II) Portfolio	9.93	13.24	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.94	0
LEVCO Equity Value Fund	10.04	12.66	0
Lord Abbett Growth & Income Portfolio	9.92	12.75	0
Lord Abbett International Portfolio	9.99	13.84	0
Lord Abbett Mid-Cap Value Portfolio	10.26	12.55	0
MFS VIT Emerging Growth Series	9.61	12.25	0
MFS VIT Investors Trust Series	9.69	11.58	0
MFS VIT New Discovery Series	9.59	12.55	0
MFS VIT Research Series	9.78	11.92	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.83	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.93	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.44	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.06	0
Rydex VT Arktos Fund	10.09	6.20	0
Rydex VT Nova Fund	9.54	13.03	0
Rydex VT OTC Fund	9.59	13.67	0
Rydex VT U.S. Govt Money Market Fund	9.97	9.78	0
Rydex VT Ursa Fund	10.14	7.59	0
Van Eck Levin Mid Cap Value Fund	10.24	0.00	0
Van Eck Worldwide Bond Fund	10.55	12.22	0
Van Eck Worldwide Emerging Markets Fund	10.21	15.45	0
Van Eck Worldwide Hard Assets Fund	10.67	15.19	0
Van Eck Worldwide Real Estate Fund	10.24	13.51	0

Table 10 – 2.05% Asset Charge

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.89	9.12	5,210
Alger American Leveraged AllCap Portfolio	6.79	8.96	555
Alger American MidCap Growth Portfolio	7.21	10.44	6,775
Alger American Small Capitalization Portfolio	7.46	10.40	3,414
Amer Century VP Balanced Portfolio	8.99	10.52	8,921
Amer Century VP Capital Appreciation Portfolio	7.89	9.31	6,576
Amer Century VP Income & Growth Portfolio	7.97	10.09	2,857
Amer Century VP International Portfolio	8.34	10.16	3,723
Amer Century VP Value Portfolio	8.74	11.04	7,185
Berger IPT - Large Cap Growth Fund	7.58	0.00	0
Berger IPT - Small Company Growth Fund	5.92	0.00	0
Calvert VS Social Equity Portfolio	8.52	10.19	0
Calvert VS Social Mid Cap Growth Portfolio	7.76	10.02	6
Calvert VS Social Small Cap Growth Portfolio	7.11	9.72	577
Fidelity VIP Asset Manager Portfolio	8.95	10.31	2,879
Fidelity VIP Asset Manager: Growth Portfolio	8.33	10.04	567
Fidelity VIP Balanced Portfolio	9.02	10.37	6,837
Fidelity VIP Contrafund Portfolio	8.93	11.22	933
Fidelity VIP Equity-Income Portfolio	8.28	10.55	8,032
Fidelity VIP Growth & Income Portfolio	8.30	10.04	2,494
Fidelity VIP Growth Opportunities Portfolio	7.91	10.02	1,093
Fidelity VIP Growth Portfolio	7.00	9.10	770
Fidelity VIP High Income Portfolio	10.12	12.57	6,480
Fidelity VIP Index 500 Portfolio	7.78	9.77	14,352
Fidelity VIP Investment Grade Bond Portfolio	10.69	10.99	22,997
Fidelity VIP MidCap Portfolio	8.91	12.07	5,745
Fidelity VIP Money Market Portfolio	9.95	9.85	22,528
Fidelity VIP Overseas Portfolio	8.26	11.57	78
INVESCO VIF-Financial Services Fund	8.49	10.78	5,424
INVESCO VIF-Health Sciences Fund	7.79	9.75	1,629
INVESCO VIF-Technology Fund	6.49	9.24	1,146
INVESCO VIF-Utilities Fund	8.47	9.75	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.52	10.69	835
J.P. Morgan Small Company (Series Trust II) Portfolio	7.57	10.08	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.93	0
LEVCO Equity Value Fund	7.33	9.23	0
Lord Abbett Growth & Income Portfolio	8.11	10.42	5,295
Lord Abbett International Portfolio	8.50	11.76	5
Lord Abbett Mid-Cap Value Portfolio	9.13	11.16	1,067
MFS VIT Emerging Growth Series	6.92	8.81	4,438
MFS VIT Investors Trust Series	7.94	9.48	573
MFS VIT New Discovery Series	6.90	9.02	31
MFS VIT Research Series	7.68	9.36	738
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.82	1,168
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.92	345
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.43	24
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.06	3,567
Rydex VT Arktos Fund	11.02	6.76	0
Rydex VT Nova Fund	6.91	9.43	0
Rydex VT OTC Fund	7.56	10.77	0
Rydex VT U.S. Govt Money Market Fund	9.89	9.69	13,115
Rydex VT Ursa Fund	11.47	8.58	0
Van Eck Levin Mid Cap Value Fund	10.24	0.00	0
Van Eck Worldwide Bond Fund	10.55	12.21	116
Van Eck Worldwide Emerging Markets Fund	8.36	12.63	7
Van Eck Worldwide Hard Assets Fund	9.32	13.24	2
Van Eck Worldwide Real Estate Fund	10.24	13.49	728

Table 11 – 2.15% Asset Charge

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Higher Education Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.88	9.10	0
Alger American Leveraged AllCap Portfolio	6.78	8.94	0
Alger American MidCap Growth Portfolio	7.20	10.42	0
Alger American Small Capitalization Portfolio	7.45	10.38	0
Amer Century VP Balanced Portfolio	8.98	10.50	0
Amer Century VP Capital Appreciation Portfolio	7.88	9.30	0
Amer Century VP Income & Growth Portfolio	7.96	10.07	0
Amer Century VP International Portfolio	8.33	10.14	0
Amer Century VP Value Portfolio	8.74	11.02	0
Berger IPT - Large Cap Growth Fund	7.58	0.00	0
Berger IPT - Small Company Growth Fund	5.92	0.00	0
Calvert VS Social Equity Portfolio	8.51	10.18	0
Calvert VS Social Mid Cap Growth Portfolio	7.76	10.00	0
Calvert VS Social Small Cap Growth Portfolio	7.10	9.70	0
Fidelity VIP Asset Manager Portfolio	8.94	10.29	0
Fidelity VIP Asset Manager: Growth Portfolio	8.32	10.02	0
Fidelity VIP Balanced Portfolio	9.01	10.35	0
Fidelity VIP Contrafund Portfolio	8.93	11.20	0
Fidelity VIP Equity-Income Portfolio	8.27	10.53	0
Fidelity VIP Growth & Income Portfolio	8.29	10.02	0
Fidelity VIP Growth Opportunities Portfolio	7.90	10.01	0
Fidelity VIP Growth Portfolio	7.00	9.08	0
Fidelity VIP High Income Portfolio	10.11	12.55	0
Fidelity VIP Index 500 Portfolio	7.78	9.75	0
Fidelity VIP Investment Grade Bond Portfolio	10.68	10.97	0
Fidelity VIP MidCap Portfolio	8.90	12.05	0
Fidelity VIP Money Market Portfolio	9.94	9.83	0
Fidelity VIP Overseas Portfolio	8.25	11.55	0
INVESCO VIF-Financial Services Fund	8.48	10.76	0
INVESCO VIF-Health Sciences Fund	7.78	9.74	0
INVESCO VIF-Technology Fund	6.48	9.22	0
INVESCO VIF-Utilities Fund	8.47	9.74	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.51	10.67	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.56	10.06	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.92	0
LEVCO Equity Value Fund	7.32	9.22	0
Lord Abbett Growth & Income Portfolio	8.11	10.40	0
Lord Abbett International Portfolio	8.49	11.74	0
Lord Abbett Mid-Cap Value Portfolio	9.12	11.14	0
MFS VIT Emerging Growth Series	6.91	8.79	0
MFS VIT Investors Trust Series	7.93	9.46	0
MFS VIT New Discovery Series	6.89	9.00	0
MFS VIT Research Series	7.67	9.34	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.81	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.92	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.43	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.05	0
Rydex VT Arktos Fund	11.02	6.75	0
Rydex VT Nova Fund	6.91	9.41	0
Rydex VT OTC Fund	7.55	10.75	0
Rydex VT U.S. Govt Money Market Fund	9.89	9.68	0
Rydex VT Ursa Fund	11.46	8.57	0
Van Eck Levin Mid Cap Value Fund	10.24	0.00	0
Van Eck Worldwide Bond Fund	10.54	12.19	0
Van Eck Worldwide Emerging Markets Fund	8.35	12.61	0
Van Eck Worldwide Hard Assets Fund	9.31	13.22	0
Van Eck Worldwide Real Estate Fund	10.24	13.48	0

Table 12 – 2.20% Asset Charge

Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	9.51	12.57	0
Alger American Leveraged AllCap Portfolio	9.24	12.18	0
Alger American MidCap Growth Portfolio	9.49	13.72	0
Alger American Small Capitalization Portfolio	9.83	13.70	0
Amer Century VP Balanced Portfolio	9.98	11.66	0
Amer Century VP Capital Appreciation Portfolio	9.73	11.47	0
Amer Century VP Income & Growth Portfolio	9.87	12.47	0
Amer Century VP International Portfolio	9.89	12.03	0
Amer Century VP Value Portfolio	10.08	12.70	0
Berger IPT - Large Cap Growth Fund	9.51	0.00	0
Berger IPT - Small Company Growth Fund	9.54	0.00	0
Calvert VS Social Equity Portfolio	9.98	11.93	0
Calvert VS Social Mid Cap Growth Portfolio	9.80	12.63	0
Calvert VS Social Small Cap Growth Portfolio	9.62	13.14	0
Fidelity VIP Asset Manager Portfolio	9.99	11.50	0
Fidelity VIP Asset Manager: Growth Portfolio	9.91	11.92	0
Fidelity VIP Balanced Portfolio	9.96	11.44	0
Fidelity VIP Contrafund Portfolio	9.77	12.25	0
Fidelity VIP Equity-Income Portfolio	9.99	12.70	0
Fidelity VIP Growth & Income Portfolio	9.80	11.83	0
Fidelity VIP Growth Opportunities Portfolio	9.71	12.30	0
Fidelity VIP Growth Portfolio	9.64	12.50	0
Fidelity VIP High Income Portfolio	10.54	13.07	0
Fidelity VIP Index 500 Portfolio	9.76	12.23	0
Fidelity VIP Investment Grade Bond Portfolio	10.27	10.54	0
Fidelity VIP MidCap Portfolio	10.06	13.60	0
Fidelity VIP Money Market Portfolio	9.99	9.87	0
Fidelity VIP Overseas Portfolio	9.78	13.69	0
INVESCO VIF-Financial Services Fund	9.61	12.18	0
INVESCO VIF-Health Sciences Fund	9.30	11.63	0
INVESCO VIF-Technology Fund	9.65	13.71	0
INVESCO VIF-Utilities Fund	10.27	11.81	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.19	10.34	0
J.P. Morgan Small Company (Series Trust II) Portfolio	9.93	13.20	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.92	0
LEVCO Equity Value Fund	10.04	12.63	0
Lord Abbett Growth & Income Portfolio	9.92	12.71	0
Lord Abbett International Portfolio	9.99	13.80	0
Lord Abbett Mid-Cap Value Portfolio	10.26	12.52	0
MFS VIT Emerging Growth Series	9.61	12.21	0
MFS VIT Investors Trust Series	9.69	11.55	0
MFS VIT New Discovery Series	9.59	12.51	0
MFS VIT Research Series	9.77	11.89	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.81	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.91	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.42	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.05	0
Rydex VT Arktos Fund	10.09	6.18	0
Rydex VT Nova Fund	9.54	12.99	0
Rydex VT OTC Fund	9.58	13.63	0
Rydex VT U.S. Govt Money Market Fund	9.97	9.75	0
Rydex VT Ursa Fund	10.14	7.57	0
Van Eck Levin Mid Cap Value Fund	10.24	0.00	0
Van Eck Worldwide Bond Fund	10.54	12.19	0
Van Eck Worldwide Emerging Markets Fund	10.21	15.40	0
Van Eck Worldwide Hard Assets Fund	10.67	15.14	0
Van Eck Worldwide Real Estate Fund	10.24	13.47	0

Table 13 – 2.25% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.87	9.08	0
Alger American Leveraged AllCap Portfolio	6.77	8.92	0
Alger American MidCap Growth Portfolio	7.20	10.40	0
Alger American Small Capitalization Portfolio	7.44	10.36	0
Amer Century VP Balanced Portfolio	8.97	10.48	0
Amer Century VP Capital Appreciation Portfolio	7.88	9.28	0
Amer Century VP Income & Growth Portfolio	7.96	10.05	0
Amer Century VP International Portfolio	8.32	10.12	0
Amer Century VP Value Portfolio	8.73	10.99	0
Berger IPT - Large Cap Growth Fund	7.57	0.00	0
Berger IPT - Small Company Growth Fund	5.91	0.00	0
Calvert VS Social Equity Portfolio	8.50	10.16	0
Calvert VS Social Mid Cap Growth Portfolio	7.75	9.98	0
Calvert VS Social Small Cap Growth Portfolio	7.10	9.69	0
Fidelity VIP Asset Manager Portfolio	8.93	10.27	0
Fidelity VIP Asset Manager: Growth Portfolio	8.31	10.00	0
Fidelity VIP Balanced Portfolio	9.00	10.33	0
Fidelity VIP Contrafund Portfolio	8.92	11.18	0
Fidelity VIP Equity-Income Portfolio	8.26	10.50	0
Fidelity VIP Growth & Income Portfolio	8.29	10.00	0
Fidelity VIP Growth Opportunities Portfolio	7.89	9.99	0
Fidelity VIP Growth Portfolio	6.99	9.06	0
Fidelity VIP High Income Portfolio	10.10	12.52	0
Fidelity VIP Index 500 Portfolio	7.77	9.73	0
Fidelity VIP Investment Grade Bond Portfolio	10.67	10.95	0
Fidelity VIP MidCap Portfolio	8.90	12.03	0
Fidelity VIP Money Market Portfolio	9.93	9.81	0
Fidelity VIP Overseas Portfolio	8.24	11.52	0
INVESCO VIF-Financial Services Fund	8.47	10.74	0
INVESCO VIF-Health Sciences Fund	7.78	9.72	0
INVESCO VIF-Technology Fund	6.48	9.21	0
INVESCO VIF-Utilities Fund	8.46	9.72	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.50	10.65	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.56	10.05	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.91	0
LEVCO Equity Value Fund	7.32	9.20	0
Lord Abbett Growth & Income Portfolio	8.10	10.38	0
Lord Abbett International Portfolio	8.48	11.72	0
Lord Abbett Mid-Cap Value Portfolio	9.12	11.12	0
MFS VIT Emerging Growth Series	6.91	8.78	0
MFS VIT Investors Trust Series	7.92	9.44	0
MFS VIT New Discovery Series	6.88	8.98	0
MFS VIT Research Series	7.66	9.32	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.81	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.91	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.42	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.04	0
Rydex VT Arktos Fund	11.01	6.74	0
Rydex VT Nova Fund	6.90	9.40	0
Rydex VT OTC Fund	7.55	10.73	0
Rydex VT U.S. Govt Money Market Fund	9.88	9.66	0
Rydex VT Ursa Fund	11.45	8.55	0
Van Eck Levin Mid Cap Value Fund	10.24	0.00	0
Van Eck Worldwide Bond Fund	10.54	12.18	0
Van Eck Worldwide Emerging Markets Fund	8.35	12.59	0
Van Eck Worldwide Hard Assets Fund	9.30	13.19	0
Van Eck Worldwide Real Estate Fund	10.24	13.46	0

Table 14 – 2.30% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.87	9.07	0
Alger American Leveraged AllCap Portfolio	6.77	8.91	0
Alger American MidCap Growth Portfolio	7.19	10.39	0
Alger American Small Capitalization Portfolio	7.44	10.35	0
Amer Century VP Balanced Portfolio	8.97	10.47	0
Amer Century VP Capital Appreciation Portfolio	7.87	9.27	0
Amer Century VP Income & Growth Portfolio	7.95	10.04	0
Amer Century VP International Portfolio	8.32	10.11	0
Amer Century VP Value Portfolio	8.73	10.98	0
Berger IPT - Large Cap Growth Fund	7.57	0.00	0
Berger IPT - Small Company Growth Fund	5.91	0.00	0
Calvert VS Social Equity Portfolio	8.50	10.15	0
Calvert VS Social Mid Cap Growth Portfolio	7.75	9.98	0
Calvert VS Social Small Cap Growth Portfolio	7.09	9.68	0
Fidelity VIP Asset Manager Portfolio	8.93	10.26	0
Fidelity VIP Asset Manager: Growth Portfolio	8.31	9.99	0
Fidelity VIP Balanced Portfolio	9.00	10.32	0
Fidelity VIP Contrafund Portfolio	8.91	11.17	0
Fidelity VIP Equity-Income Portfolio	8.26	10.49	0
Fidelity VIP Growth & Income Portfolio	8.28	9.99	0
Fidelity VIP Growth Opportunities Portfolio	7.89	9.98	0
Fidelity VIP Growth Portfolio	6.99	9.05	0
Fidelity VIP High Income Portfolio	10.10	12.51	0
Fidelity VIP Index 500 Portfolio	7.76	9.72	0
Fidelity VIP Investment Grade Bond Portfolio	10.66	10.94	0
Fidelity VIP MidCap Portfolio	8.89	12.02	0
Fidelity VIP Money Market Portfolio	9.93	9.80	0
Fidelity VIP Overseas Portfolio	8.24	11.51	0
INVESCO VIF-Financial Services Fund	8.47	10.73	0
INVESCO VIF-Health Sciences Fund	7.77	9.71	0
INVESCO VIF-Technology Fund	6.48	9.20	0
INVESCO VIF-Utilities Fund	8.46	9.71	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.50	10.64	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.55	10.04	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.91	0
LEVCO Equity Value Fund	7.31	9.19	0
Lord Abbett Growth & Income Portfolio	8.10	10.37	0
Lord Abbett International Portfolio	8.48	11.70	0
Lord Abbett Mid-Cap Value Portfolio	9.11	11.11	0
MFS VIT Emerging Growth Series	6.90	8.77	0
MFS VIT Investors Trust Series	7.92	9.43	0
MFS VIT New Discovery Series	6.88	8.97	0
MFS VIT Research Series	7.66	9.31	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.80	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.91	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.41	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.04	0
Rydex VT Arktos Fund	11.00	6.74	0
Rydex VT Nova Fund	6.90	9.39	0
Rydex VT OTC Fund	7.55	10.72	0
Rydex VT U.S. Govt Money Market Fund	9.88	9.65	0
Rydex VT Ursa Fund	11.45	8.54	0
Van Eck Levin Mid Cap Value Fund	10.24	0.00	0
Van Eck Worldwide Bond Fund	10.54	12.17	0
Van Eck Worldwide Emerging Markets Fund	8.35	12.58	0
Van Eck Worldwide Hard Assets Fund	9.30	13.18	0
Van Eck Worldwide Real Estate Fund	10.24	13.46	0

Table 15 – 2.40% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years

Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.86	9.06	0
Alger American Leveraged AllCap Portfolio	6.76	8.90	65
Alger American MidCap Growth Portfolio	7.19	10.37	0
Alger American Small Capitalization Portfolio	7.43	10.33	0
Amer Century VP Balanced Portfolio	8.96	10.45	0
Amer Century VP Capital Appreciation Portfolio	7.87	9.25	0
Amer Century VP Income & Growth Portfolio	7.95	10.02	59
Amer Century VP International Portfolio	8.31	10.09	0
Amer Century VP Value Portfolio	8.72	10.96	55
Berger IPT - Large Cap Growth Fund	7.57	0.00	0
Berger IPT - Small Company Growth Fund	5.91	0.00	0
Calvert VS Social Equity Portfolio	8.50	10.13	0
Calvert VS Social Mid Cap Growth Portfolio	7.75	9.96	0
Calvert VS Social Small Cap Growth Portfolio	7.09	9.66	0
Fidelity VIP Asset Manager Portfolio	8.92	10.25	0
Fidelity VIP Asset Manager: Growth Portfolio	8.30	9.97	0
Fidelity VIP Balanced Portfolio	8.99	10.30	0
Fidelity VIP Contrafund Portfolio	8.91	11.15	0
Fidelity VIP Equity-Income Portfolio	8.25	10.47	0
Fidelity VIP Growth & Income Portfolio	8.27	9.97	0
Fidelity VIP Growth Opportunities Portfolio	7.88	9.96	0
Fidelity VIP Growth Portfolio	6.98	9.04	66
Fidelity VIP High Income Portfolio	10.09	12.49	0
Fidelity VIP Index 500 Portfolio	7.76	9.70	0
Fidelity VIP Investment Grade Bond Portfolio	10.65	10.92	0
Fidelity VIP MidCap Portfolio	8.88	11.99	0
Fidelity VIP Money Market Portfolio	9.92	9.78	0
Fidelity VIP Overseas Portfolio	8.23	11.49	0
INVESCO VIF-Financial Services Fund	8.46	10.70	0
INVESCO VIF-Health Sciences Fund	7.77	9.69	0
INVESCO VIF-Technology Fund	6.47	9.18	0
INVESCO VIF-Utilities Fund	8.45	9.69	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.49	10.63	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.55	10.02	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.90	0
LEVCO Equity Value Fund	7.31	9.17	0
Lord Abbett Growth & Income Portfolio	8.09	10.35	0
Lord Abbett International Portfolio	8.47	11.68	0
Lord Abbett Mid-Cap Value Portfolio	9.10	11.09	53
MFS VIT Emerging Growth Series	6.90	8.75	0
MFS VIT Investors Trust Series	7.91	9.41	0
MFS VIT New Discovery Series	6.88	8.96	0
MFS VIT Research Series	7.65	9.29	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.80	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.90	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.41	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.03	0
Rydex VT Arktos Fund	11.00	6.72	0
Rydex VT Nova Fund	6.90	9.37	0
Rydex VT OTC Fund	7.54	10.71	0
Rydex VT U.S. Govt Money Market Fund	9.87	9.64	0
Rydex VT Ursa Fund	11.44	8.53	0
Van Eck Levin Mid Cap Value Fund	10.23	0.00	0
Van Eck Worldwide Bond Fund	10.54	12.16	0
Van Eck Worldwide Emerging Markets Fund	8.34	12.55	0
Van Eck Worldwide Hard Assets Fund	9.29	13.15	0
Van Eck Worldwide Real Estate Fund	10.24	13.44	0

Table 16 – 2.50% Asset Charge

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider Base Contract with Bonus Credit Rider and Higher Education Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.86	9.04	0
Alger American Leveraged AllCap Portfolio	6.76	8.88	0
Alger American MidCap Growth Portfolio	7.18	10.35	0
Alger American Small Capitalization Portfolio	7.43	10.31	0
Amer Century VP Balanced Portfolio	8.95	10.43	0
Amer Century VP Capital Appreciation Portfolio	7.86	9.23	0
Amer Century VP Income & Growth Portfolio	7.94	10.00	0
Amer Century VP International Portfolio	8.31	10.07	0
Amer Century VP Value Portfolio	8.71	10.94	0
Berger IPT - Large Cap Growth Fund	7.56	0.00	0
Berger IPT - Small Company Growth Fund	5.90	0.00	0
Calvert VS Social Equity Portfolio	8.49	10.12	0
Calvert VS Social Mid Cap Growth Portfolio	7.74	9.94	0
Calvert VS Social Small Cap Growth Portfolio	7.09	9.65	0
Fidelity VIP Asset Manager Portfolio	8.91	10.23	0
Fidelity VIP Asset Manager: Growth Portfolio	8.29	9.95	0
Fidelity VIP Balanced Portfolio	8.98	10.28	0
Fidelity VIP Contrafund Portfolio	8.90	11.13	0
Fidelity VIP Equity-Income Portfolio	8.24	10.45	0
Fidelity VIP Growth & Income Portfolio	8.27	9.95	0
Fidelity VIP Growth Opportunities Portfolio	7.87	9.94	0
Fidelity VIP Growth Portfolio	6.98	9.02	0
Fidelity VIP High Income Portfolio	10.08	12.46	0
Fidelity VIP Index 500 Portfolio	7.75	9.68	0
Fidelity VIP Investment Grade Bond Portfolio	10.65	10.90	0
Fidelity VIP MidCap Portfolio	8.88	11.97	0
Fidelity VIP Money Market Portfolio	9.91	9.76	0
Fidelity VIP Overseas Portfolio	8.22	11.47	0
INVESCO VIF-Financial Services Fund	8.45	10.68	0
INVESCO VIF-Health Sciences Fund	7.76	9.67	0
INVESCO VIF-Technology Fund	6.47	9.17	0
INVESCO VIF-Utilities Fund	8.45	9.68	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.49	10.61	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.54	10.00	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.89	0
LEVCO Equity Value Fund	7.30	9.15	0
Lord Abbett Growth & Income Portfolio	8.08	10.33	0
Lord Abbett International Portfolio	8.46	11.66	0
Lord Abbett Mid-Cap Value Portfolio	9.09	11.07	0
MFS VIT Emerging Growth Series	6.89	8.73	0
MFS VIT Investors Trust Series	7.91	9.39	0
MFS VIT New Discovery Series	6.87	8.94	0
MFS VIT Research Series	7.65	9.28	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.79	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.89	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.40	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.03	0
Rydex VT Arktos Fund	10.99	6.71	0
Rydex VT Nova Fund	6.89	9.36	0
Rydex VT OTC Fund	7.54	10.69	0
Rydex VT U.S. Govt Money Market Fund	9.86	9.62	0
Rydex VT Ursa Fund	11.44	8.52	0
Van Eck Levin Mid Cap Value Fund	10.23	0.00	0
Van Eck Worldwide Bond Fund	10.54	12.15	0
Van Eck Worldwide Emerging Markets Fund	8.33	12.53	0
Van Eck Worldwide Hard Assets Fund	9.28	13.13	0
Van Eck Worldwide Real Estate Fund	10.23	13.42	0

Table 17 – 2.55% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	9.50	12.52	0
Alger American Leveraged AllCap Portfolio	9.24	12.13	0
Alger American MidCap Growth Portfolio	9.49	13.67	0
Alger American Small Capitalization Portfolio	9.83	13.64	0
Amer Century VP Balanced Portfolio	9.98	11.62	0
Amer Century VP Capital Appreciation Portfolio	9.73	11.42	0
Amer Century VP Income & Growth Portfolio	9.86	12.42	0
Amer Century VP International Portfolio	9.88	11.98	0
Amer Century VP Value Portfolio	10.07	12.65	0
Berger IPT - Large Cap Growth Fund	9.51	0.00	0
Berger IPT - Small Company Growth Fund	9.54	0.00	0
Calvert VS Social Equity Portfolio	9.97	11.88	0
Calvert VS Social Mid Cap Growth Portfolio	9.80	12.58	0
Calvert VS Social Small Cap Growth Portfolio	9.62	13.08	0
Fidelity VIP Asset Manager Portfolio	9.98	11.45	0
Fidelity VIP Asset Manager: Growth Portfolio	9.90	11.87	0
Fidelity VIP Balanced Portfolio	9.96	11.40	0
Fidelity VIP Contrafund Portfolio	9.76	12.20	0
Fidelity VIP Equity-Income Portfolio	9.98	12.65	0
Fidelity VIP Growth & Income Portfolio	9.79	11.79	0
Fidelity VIP Growth Opportunities Portfolio	9.71	12.25	0
Fidelity VIP Growth Portfolio	9.64	12.45	0
Fidelity VIP High Income Portfolio	10.53	13.01	0
Fidelity VIP Index 500 Portfolio	9.75	12.18	0
Fidelity VIP Investment Grade Bond Portfolio	10.26	10.50	0
Fidelity VIP MidCap Portfolio	10.05	13.55	0
Fidelity VIP Money Market Portfolio	9.98	9.83	0
Fidelity VIP Overseas Portfolio	9.78	13.69	0
INVESCO VIF-Financial Services Fund	9.60	12.13	0
INVESCO VIF-Health Sciences Fund	9.30	11.58	0
INVESCO VIF-Technology Fund	9.64	13.65	0
INVESCO VIF-Utilities Fund	10.27	11.76	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.19	10.30	0
J.P. Morgan Small Company (Series Trust II) Portfolio	9.92	13.15	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.89	0
LEVCO Equity Value Fund	10.03	12.58	0
Lord Abbett Growth & Income Portfolio	9.91	12.66	0
Lord Abbett International Portfolio	9.98	13.74	0
Lord Abbett Mid-Cap Value Portfolio	10.25	12.47	0
MFS VIT Emerging Growth Series	9.60	12.16	0
MFS VIT Investors Trust Series	9.68	11.50	0
MFS VIT New Discovery Series	9.58	12.46	0
MFS VIT Research Series	9.77	11.84	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.79	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.89	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.40	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.02	0
Rydex VT Arktos Fund	10.08	6.15	0
Rydex VT Nova Fund	9.53	12.94	0
Rydex VT OTC Fund	9.58	13.58	0
Rydex VT U.S. Govt Money Market Fund	9.96	9.71	0
Rydex VT Ursa Fund	10.13	7.54	0
Van Eck Levin Mid Cap Value Fund	10.23	0.00	0
Van Eck Worldwide Bond Fund	10.54	12.14	0
Van Eck Worldwide Emerging Markets Fund	10.20	15.34	0
Van Eck Worldwide Hard Assets Fund	10.66	15.08	0
Van Eck Worldwide Real Estate Fund	10.23	13.42	0

Table 18 – 2.65% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.85	9.01	0
Alger American Leveraged AllCap Portfolio	6.75	8.85	0
Alger American MidCap Growth Portfolio	7.17	10.32	0
Alger American Small Capitalization Portfolio	7.42	10.28	29
Amer Century VP Balanced Portfolio	8.94	10.40	61
Amer Century VP Capital Appreciation Portfolio	7.85	9.21	36
Amer Century VP Income & Growth Portfolio	7.93	9.98	0
Amer Century VP International Portfolio	8.29	10.05	46
Amer Century VP Value Portfolio	8.70	10.91	0
Berger IPT - Large Cap Growth Fund	7.55	0.00	0
Berger IPT - Small Company Growth Fund	5.90	0.00	0
Calvert VS Social Equity Portfolio	8.48	10.09	0
Calvert VS Social Mid Cap Growth Portfolio	7.73	9.92	0
Calvert VS Social Small Cap Growth Portfolio	7.08	9.62	0
Fidelity VIP Asset Manager Portfolio	8.90	10.20	0
Fidelity VIP Asset Manager: Growth Portfolio	8.28	9.92	0
Fidelity VIP Balanced Portfolio	8.97	10.25	0
Fidelity VIP Contrafund Portfolio	8.89	11.09	51
Fidelity VIP Equity-Income Portfolio	8.23	10.42	71
Fidelity VIP Growth & Income Portfolio	8.26	9.92	0
Fidelity VIP Growth Opportunities Portfolio	7.86	9.91	0
Fidelity VIP Growth Portfolio	6.97	8.99	87
Fidelity VIP High Income Portfolio	10.07	12.43	0
Fidelity VIP Index 500 Portfolio	7.74	9.66	46
Fidelity VIP Investment Grade Bond Portfolio	10.63	10.86	0
Fidelity VIP MidCap Portfolio	8.86	11.93	31
Fidelity VIP Money Market Portfolio	9.90	9.73	0
Fidelity VIP Overseas Portfolio	8.21	11.44	0
INVESCO VIF-Financial Services Fund	8.44	10.65	0
INVESCO VIF-Health Sciences Fund	7.75	9.64	0
INVESCO VIF-Technology Fund	6.46	9.14	0
INVESCO VIF-Utilities Fund	8.44	9.65	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.48	10.58	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.54	9.98	30
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.88	0
LEVCO Equity Value Fund	7.29	9.13	0
Lord Abbett Growth & Income Portfolio	8.07	10.30	0
Lord Abbett International Portfolio	8.45	11.63	37
Lord Abbett Mid-Cap Value Portfolio	9.08	11.03	31
MFS VIT Emerging Growth Series	6.88	8.71	0
MFS VIT Investors Trust Series	7.89	9.37	0
MFS VIT New Discovery Series	6.86	8.91	0
MFS VIT Research Series	7.64	9.25	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.78	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.88	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.39	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.02	0
Rydex VT Arktos Fund	10.98	6.70	0
Rydex VT Nova Fund	6.89	9.33	0
Rydex VT OTC Fund	7.53	10.66	0
Rydex VT U.S. Govt Money Market Fund	9.85	9.60	0
Rydex VT Ursa Fund	11.42	8.49	0
Van Eck Levin Mid Cap Value Fund	10.23	0.00	0
Van Eck Worldwide Bond Fund	10.54	12.12	0
Van Eck Worldwide Emerging Markets Fund	8.33	12.50	0
Van Eck Worldwide Hard Assets Fund	9.27	13.09	0
Van Eck Worldwide Real Estate Fund	10.23	13.40	0

Table 19 – 2.75% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.84	9.00	0
Alger American Leveraged AllCap Portfolio	6.74	8.84	0
Alger American MidCap Growth Portfolio	7.16	10.30	0
Alger American Small Capitalization Portfolio	7.41	10.26	0
Amer Century VP Balanced Portfolio	8.93	10.38	0
Amer Century VP Capital Appreciation Portfolio	7.84	9.19	0
Amer Century VP Income & Growth Portfolio	7.92	9.96	0
Amer Century VP International Portfolio	8.29	10.03	0
Amer Century VP Value Portfolio	8.69	10.89	0
Berger IPT - Large Cap Growth Fund	7.55	0.00	0
Berger IPT - Small Company Growth Fund	5.89	0.00	0
Calvert VS Social Equity Portfolio	8.48	10.07	0
Calvert VS Social Mid Cap Growth Portfolio	7.73	9.90	0
Calvert VS Social Small Cap Growth Portfolio	7.07	9.61	0
Fidelity VIP Asset Manager Portfolio	8.89	10.18	0
Fidelity VIP Asset Manager: Growth Portfolio	8.28	9.90	0
Fidelity VIP Balanced Portfolio	8.96	10.23	0
Fidelity VIP Contrafund Portfolio	8.88	11.07	0
Fidelity VIP Equity-Income Portfolio	8.22	10.40	0
Fidelity VIP Growth & Income Portfolio	8.25	9.91	0
Fidelity VIP Growth Opportunities Portfolio	7.86	9.89	0
Fidelity VIP Growth Portfolio	6.96	8.98	0
Fidelity VIP High Income Portfolio	10.06	12.40	0
Fidelity VIP Index 500 Portfolio	7.73	9.64	0
Fidelity VIP Investment Grade Bond Portfolio	10.62	10.84	0
Fidelity VIP MidCap Portfolio	8.86	11.91	0
Fidelity VIP Money Market Portfolio	9.89	9.71	0
Fidelity VIP Overseas Portfolio	8.20	11.41	0
INVESCO VIF-Financial Services Fund	8.43	10.63	0
INVESCO VIF-Health Sciences Fund	7.74	9.62	0
INVESCO VIF-Technology Fund	6.46	9.13	0
INVESCO VIF-Utilities Fund	8.43	9.64	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.47	10.56	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.53	9.96	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.87	0
LEVCO Equity Value Fund	7.28	9.11	0
Lord Abbett Growth & Income Portfolio	8.06	10.28	0
Lord Abbett International Portfolio	8.44	11.60	0
Lord Abbett Mid-Cap Value Portfolio	9.07	11.01	0
MFS VIT Emerging Growth Series	6.88	8.69	0
MFS VIT Investors Trust Series	7.89	9.35	0
MFS VIT New Discovery Series	6.85	8.90	0
MFS VIT Research Series	7.63	9.23	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.77	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.88	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.38	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.01	0
Rydex VT Arktos Fund	10.97	6.68	0
Rydex VT Nova Fund	6.88	9.32	0
Rydex VT OTC Fund	7.52	10.64	0
Rydex VT U.S. Govt Money Market Fund	9.85	9.58	0
Rydex VT Ursa Fund	11.42	8.48	0
Van Eck Levin Mid Cap Value Fund	10.23	0.00	0
Van Eck Worldwide Bond Fund	10.53	12.11	0
Van Eck Worldwide Emerging Markets Fund	8.32	12.48	0
Van Eck Worldwide Hard Assets Fund	9.26	13.07	0
Van Eck Worldwide Real Estate Fund	10.23	13.39	0

Table 20 – 2.85% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.84	8.98	0
Alger American Leveraged AllCap Portfolio	6.74	8.82	0
Alger American MidCap Growth Portfolio	7.16	10.28	0
Alger American Small Capitalization Portfolio	7.40	10.24	0
Amer Century VP Balanced Portfolio	8.92	10.36	0
Amer Century VP Capital Appreciation Portfolio	7.83	9.17	0
Amer Century VP Income & Growth Portfolio	7.91	9.94	0
Amer Century VP International Portfolio	8.28	10.01	0
Amer Century VP Value Portfolio	8.68	10.87	0
Berger IPT - Large Cap Growth Fund	7.54	0.00	0
Berger IPT - Small Company Growth Fund	5.89	0.00	0
Calvert VS Social Equity Portfolio	8.47	10.06	0
Calvert VS Social Mid Cap Growth Portfolio	7.72	9.88	0
Calvert VS Social Small Cap Growth Portfolio	7.07	9.59	0
Fidelity VIP Asset Manager Portfolio	8.88	10.16	0
Fidelity VIP Asset Manager: Growth Portfolio	8.27	9.89	0
Fidelity VIP Balanced Portfolio	8.95	10.22	0
Fidelity VIP Contrafund Portfolio	8.87	11.05	0
Fidelity VIP Equity-Income Portfolio	8.22	10.39	0
Fidelity VIP Growth & Income Portfolio	8.24	9.89	0
Fidelity VIP Growth Opportunities Portfolio	7.85	9.87	0
Fidelity VIP Growth Portfolio	6.95	8.96	0
Fidelity VIP High Income Portfolio	10.05	12.38	0
Fidelity VIP Index 500 Portfolio	7.73	9.62	0
Fidelity VIP Investment Grade Bond Portfolio	10.61	10.82	0
Fidelity VIP MidCap Portfolio	8.85	11.89	0
Fidelity VIP Money Market Portfolio	9.88	9.70	0
Fidelity VIP Overseas Portfolio	8.19	11.39	0
INVESCO VIF-Financial Services Fund	8.43	10.61	0
INVESCO VIF-Health Sciences Fund	7.73	9.61	0
INVESCO VIF-Technology Fund	6.45	9.11	0
INVESCO VIF-Utilities Fund	8.43	9.62	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.46	10.55	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.53	9.95	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.86	0
LEVCO Equity Value Fund	7.28	9.09	0
Lord Abbett Growth & Income Portfolio	8.06	10.26	0
Lord Abbett International Portfolio	8.44	11.58	0
Lord Abbett Mid-Cap Value Portfolio	9.07	10.99	0
MFS VIT Emerging Growth Series	6.87	8.68	0
MFS VIT Investors Trust Series	7.88	9.33	0
MFS VIT New Discovery Series	6.85	8.88	0
MFS VIT Research Series	7.62	9.21	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.76	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.87	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.38	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	10.00	0
Rydex VT Arktos Fund	10.96	6.67	0
Rydex VT Nova Fund	6.88	9.30	0
Rydex VT OTC Fund	7.52	10.63	0
Rydex VT U.S. Govt Money Market Fund	9.84	9.56	0
Rydex VT Ursa Fund	11.41	8.47	0
Van Eck Levin Mid Cap Value Fund	10.23	0.00	0
Van Eck Worldwide Bond Fund	10.53	12.10	0
Van Eck Worldwide Emerging Markets Fund	8.31	12.46	0
Van Eck Worldwide Hard Assets Fund	9.25	13.04	0
Van Eck Worldwide Real Estate Fund	10.23	13.37	0

Table 21 – 3.00% Asset Charge

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.83	8.95	0
Alger American Leveraged AllCap Portfolio	6.73	8.79	0
Alger American MidCap Growth Portfolio	7.15	10.25	0
Alger American Small Capitalization Portfolio	7.39	10.21	0
Amer Century VP Balanced Portfolio	8.91	10.33	0
Amer Century VP Capital Appreciation Portfolio	7.82	9.15	0
Amer Century VP Income & Growth Portfolio	7.90	9.91	0
Amer Century VP International Portfolio	8.27	9.98	0
Amer Century VP Value Portfolio	8.67	10.84	0
Berger IPT - Large Cap Growth Fund	7.54	0.00	0
Berger IPT - Small Company Growth Fund	5.88	0.00	0
Calvert VS Social Equity Portfolio	8.46	10.03	0
Calvert VS Social Mid Cap Growth Portfolio	7.72	9.86	0
Calvert VS Social Small Cap Growth Portfolio	7.06	9.57	0
Fidelity VIP Asset Manager Portfolio	8.87	10.13	0
Fidelity VIP Asset Manager: Growth Portfolio	8.26	9.86	0
Fidelity VIP Balanced Portfolio	8.94	10.19	0
Fidelity VIP Contrafund Portfolio	8.86	11.02	0
Fidelity VIP Equity-Income Portfolio	8.21	10.36	0
Fidelity VIP Growth & Income Portfolio	8.23	9.86	0
Fidelity VIP Growth Opportunities Portfolio	7.84	9.84	0
Fidelity VIP Growth Portfolio	6.94	8.93	0
Fidelity VIP High Income Portfolio	10.04	12.34	0
Fidelity VIP Index 500 Portfolio	7.72	9.59	0
Fidelity VIP Investment Grade Bond Portfolio	10.60	10.79	0
Fidelity VIP MidCap Portfolio	8.84	11.86	0
Fidelity VIP Money Market Portfolio	9.86	9.67	0
Fidelity VIP Overseas Portfolio	8.18	11.36	0
INVESCO VIF-Financial Services Fund	8.42	10.58	0
INVESCO VIF-Health Sciences Fund	7.72	9.58	0
INVESCO VIF-Technology Fund	6.45	9.09	0
INVESCO VIF-Utilities Fund	8.42	9.60	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.45	10.52	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.52	9.92	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.85	0
LEVCO Equity Value Fund	7.27	9.07	0
Lord Abbett Growth & Income Portfolio	8.04	10.23	0
Lord Abbett International Portfolio	8.42	11.55	0
Lord Abbett Mid-Cap Value Portfolio	9.05	10.96	0
MFS VIT Emerging Growth Series	6.86	8.65	0
MFS VIT Investors Trust Series	7.87	9.30	0
MFS VIT New Discovery Series	6.84	8.85	0
MFS VIT Research Series	7.61	9.19	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.75	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.86	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.37	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	9.99	0
Rydex VT Arktos Fund	10.95	6.66	0
Rydex VT Nova Fund	6.87	9.28	0
Rydex VT OTC Fund	7.51	10.60	0
Rydex VT U.S. Govt Money Market Fund	9.83	9.54	0
Rydex VT Ursa Fund	11.40	8.44	0
Van Eck Levin Mid Cap Value Fund	10.22	0.00	0
Van Eck Worldwide Bond Fund	10.53	12.07	0
Van Eck Worldwide Emerging Markets Fund	8.31	12.43	0
Van Eck Worldwide Hard Assets Fund	9.24	13.00	0
Van Eck Worldwide Real Estate Fund	10.22	13.35	0

Table 22 – 3.10% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.82	8.94	0
Alger American Leveraged AllCap Portfolio	6.72	8.78	0
Alger American MidCap Growth Portfolio	7.14	10.23	0
Alger American Small Capitalization Portfolio	7.39	10.19	0
Amer Century VP Balanced Portfolio	8.90	10.31	0
Amer Century VP Capital Appreciation Portfolio	7.82	9.13	0
Amer Century VP Income & Growth Portfolio	7.90	9.89	0
Amer Century VP International Portfolio	8.26	9.96	0
Amer Century VP Value Portfolio	8.66	10.82	0
Berger IPT - Large Cap Growth Fund	7.53	0.00	0
Berger IPT - Small Company Growth Fund	5.88	0.00	0
Calvert VS Social Equity Portfolio	8.46	10.02	0
Calvert VS Social Mid Cap Growth Portfolio	7.71	9.84	0
Calvert VS Social Small Cap Growth Portfolio	7.06	9.55	0
Fidelity VIP Asset Manager Portfolio	8.86	10.11	0
Fidelity VIP Asset Manager: Growth Portfolio	8.25	9.84	0
Fidelity VIP Balanced Portfolio	8.93	10.17	0
Fidelity VIP Contrafund Portfolio	8.85	11.00	0
Fidelity VIP Equity-Income Portfolio	8.20	10.34	0
Fidelity VIP Growth & Income Portfolio	8.22	9.84	0
Fidelity VIP Growth Opportunities Portfolio	7.83	9.83	0
Fidelity VIP Growth Portfolio	6.94	8.92	0
Fidelity VIP High Income Portfolio	10.03	12.32	0
Fidelity VIP Index 500 Portfolio	7.71	9.57	0
Fidelity VIP Investment Grade Bond Portfolio	10.59	10.77	0
Fidelity VIP MidCap Portfolio	8.83	11.83	0
Fidelity VIP Money Market Portfolio	9.85	9.65	0
Fidelity VIP Overseas Portfolio	8.18	11.34	0
INVESCO VIF-Financial Services Fund	8.41	10.56	0
INVESCO VIF-Health Sciences Fund	7.72	9.56	0
INVESCO VIF-Technology Fund	6.44	9.08	0
INVESCO VIF-Utilities Fund	8.41	9.58	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.44	10.50	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.51	9.90	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.84	0
LEVCO Equity Value Fund	7.26	9.05	0
Lord Abbett Growth & Income Portfolio	8.04	10.21	0
Lord Abbett International Portfolio	8.42	11.53	0
Lord Abbett Mid-Cap Value Portfolio	9.04	10.94	0
MFS VIT Emerging Growth Series	6.85	8.63	0
MFS VIT Investors Trust Series	7.86	9.29	0
MFS VIT New Discovery Series	6.83	8.84	0
MFS VIT Research Series	7.61	9.17	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.75	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.85	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.36	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	9.99	0
Rydex VT Arktos Fund	10.95	6.65	0
Rydex VT Nova Fund	6.87	9.26	0
Rydex VT OTC Fund	7.51	10.58	0
Rydex VT U.S. Govt Money Market Fund	9.82	9.53	0
Rydex VT Ursa Fund	11.39	8.43	0
Van Eck Levin Mid Cap Value Fund	10.22	0.00	0
Van Eck Worldwide Bond Fund	10.53	12.06	0
Van Eck Worldwide Emerging Markets Fund	8.30	12.41	0
Van Eck Worldwide Hard Assets Fund	9.23	12.98	0
Van Eck Worldwide Real Estate Fund	10.22	13.33	0

Table 23 – 3.25% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.81	8.91	0
Alger American Leveraged AllCap Portfolio	6.71	8.75	0
Alger American MidCap Growth Portfolio	7.13	10.20	0
Alger American Small Capitalization Portfolio	7.38	10.16	0
Amer Century VP Balanced Portfolio	8.89	10.28	0
Amer Century VP Capital Appreciation Portfolio	7.81	9.10	0
Amer Century VP Income & Growth Portfolio	7.89	9.86	0
Amer Century VP International Portfolio	8.25	9.93	0
Amer Century VP Value Portfolio	8.65	10.79	0
Berger IPT - Large Cap Growth Fund	7.52	0.00	0
Berger IPT - Small Company Growth Fund	5.87	0.00	0
Calvert VS Social Equity Portfolio	8.45	9.99	0
Calvert VS Social Mid Cap Growth Portfolio	7.70	9.82	0
Calvert VS Social Small Cap Growth Portfolio	7.05	9.53	0
Fidelity VIP Asset Manager Portfolio	8.85	10.08	0
Fidelity VIP Asset Manager: Growth Portfolio	8.24	9.81	0
Fidelity VIP Balanced Portfolio	8.92	10.14	0
Fidelity VIP Contrafund Portfolio	8.84	10.97	0
Fidelity VIP Equity-Income Portfolio	8.19	10.31	0
Fidelity VIP Growth & Income Portfolio	8.21	9.81	0
Fidelity VIP Growth Opportunities Portfolio	7.82	9.80	0
Fidelity VIP Growth Portfolio	6.93	8.89	0
Fidelity VIP High Income Portfolio	10.01	12.29	0
Fidelity VIP Index 500 Portfolio	7.70	9.55	0
Fidelity VIP Investment Grade Bond Portfolio	10.57	10.74	0
Fidelity VIP MidCap Portfolio	8.82	11.80	0
Fidelity VIP Money Market Portfolio	9.84	9.62	0
Fidelity VIP Overseas Portfolio	8.17	11.31	0
INVESCO VIF-Financial Services Fund	8.40	10.53	0
INVESCO VIF-Health Sciences Fund	7.71	9.53	0
INVESCO VIF-Technology Fund	6.44	9.05	0
INVESCO VIF-Utilities Fund	8.41	9.56	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.43	10.48	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.51	9.88	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.82	0
LEVCO Equity Value Fund	7.25	9.02	0
Lord Abbett Growth & Income Portfolio	8.03	10.18	0
Lord Abbett International Portfolio	8.41	11.49	0
Lord Abbett Mid-Cap Value Portfolio	9.03	10.91	0
MFS VIT Emerging Growth Series	6.84	8.61	0
MFS VIT Investors Trust Series	7.85	9.26	0
MFS VIT New Discovery Series	6.82	8.81	0
MFS VIT Research Series	7.59	9.14	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.74	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.84	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.35	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	9.98	0
Rydex VT Arktos Fund	10.93	6.63	0
Rydex VT Nova Fund	6.86	9.24	0
Rydex VT OTC Fund	7.50	10.56	0
Rydex VT U.S. Govt Money Market Fund	9.81	9.50	0
Rydex VT Ursa Fund	11.38	8.41	0
Van Eck Levin Mid Cap Value Fund	10.22	0.00	0
Van Eck Worldwide Bond Fund	10.53	12.04	0
Van Eck Worldwide Emerging Markets Fund	8.29	12.38	0
Van Eck Worldwide Hard Assets Fund	9.22	12.94	0
Van Eck Worldwide Real Estate Fund	10.22	13.31	0

Table 24 – 3.35% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/03)	Accumulation Unit Value at End of Period (12/31/03)	Number of Accumulation Units at End of Period
2003
Alger American Growth Portfolio	6.80	8.89	0
Alger American Leveraged AllCap Portfolio	6.71	8.74	0
Alger American MidCap Growth Portfolio	7.12	10.18	0
Alger American Small Capitalization Portfolio	7.37	10.14	0
Amer Century VP Balanced Portfolio	8.88	10.26	0
Amer Century VP Capital Appreciation Portfolio	7.80	9.09	0
Amer Century VP Income & Growth Portfolio	7.88	9.84	0
Amer Century VP International Portfolio	8.24	9.91	0
Amer Century VP Value Portfolio	8.64	10.77	0
Berger IPT - Large Cap Growth Fund	7.52	0.00	0
Berger IPT - Small Company Growth Fund	5.87	0.00	0
Calvert VS Social Equity Portfolio	8.44	9.97	0
Calvert VS Social Mid Cap Growth Portfolio	7.70	9.80	0
Calvert VS Social Small Cap Growth Portfolio	7.04	9.51	0
Fidelity VIP Asset Manager Portfolio	8.84	10.06	0
Fidelity VIP Asset Manager: Growth Portfolio	8.23	9.79	0
Fidelity VIP Balanced Portfolio	8.91	10.12	0
Fidelity VIP Contrafund Portfolio	8.83	10.95	0
Fidelity VIP Equity-Income Portfolio	8.18	10.29	0
Fidelity VIP Growth & Income Portfolio	8.20	9.79	0
Fidelity VIP Growth Opportunities Portfolio	7.81	9.78	0
Fidelity VIP Growth Portfolio	6.92	8.87	0
Fidelity VIP High Income Portfolio	10.00	12.26	0
Fidelity VIP Index 500 Portfolio	7.69	9.53	0
Fidelity VIP Investment Grade Bond Portfolio	10.56	10.72	0
Fidelity VIP MidCap Portfolio	8.81	11.78	0
Fidelity VIP Money Market Portfolio	9.83	9.60	0
Fidelity VIP Overseas Portfolio	8.16	11.28	0
INVESCO VIF-Financial Services Fund	8.39	10.51	0
INVESCO VIF-Health Sciences Fund	7.70	9.51	0
INVESCO VIF-Technology Fund	6.43	9.04	0
INVESCO VIF-Utilities Fund	8.40	9.54	0
J.P. Morgan Bond Portfolio (Series Trust II)	10.43	10.46	0
J.P. Morgan Small Company (Series Trust II) Portfolio	7.50	9.86	0
Janus Aspen Series Growth and Income Portfolio (3/21/03 – 12/31/03)	0.00	11.81	0
LEVCO Equity Value Fund	7.24	9.01	0
Lord Abbett Growth & Income Portfolio	8.02	10.16	0
Lord Abbett International Portfolio	8.40	11.47	0
Lord Abbett Mid-Cap Value Portfolio	9.02	10.89	0
MFS VIT Emerging Growth Series	6.84	8.59	0
MFS VIT Investors Trust Series	7.84	9.24	0
MFS VIT New Discovery Series	6.82	8.80	0
MFS VIT Research Series	7.59	9.13	0
PIMCO VIT High Yield Portfolio (5/1/03 – 12/31/03)	10.00	10.73	0
PIMCO VIT Low Duration Portfolio (5/1/03 – 12/31/03)	10.00	9.84	0
PIMCO VIT Real Return Portfolio (5/1/03 – 12/31/03)	10.00	10.34	0
PIMCO VIT Total Return Portfolio (5/1/03 – 12/31/03)	10.00	9.97	0
Rydex VT Arktos Fund	10.93	6.62	0
Rydex VT Nova Fund	6.85	9.23	0
Rydex VT OTC Fund	7.49	10.54	0
Rydex VT U.S. Govt Money Market Fund	9.81	9.49	0
Rydex VT Ursa Fund	11.37	8.40	0
Van Eck Levin Mid Cap Value Fund	10.22	0.00	0
Van Eck Worldwide Bond Fund	10.52	12.03	0
Van Eck Worldwide Emerging Markets Fund	8.29	12.36	0
Van Eck Worldwide Hard Assets Fund	9.21	12.92	0
Van Eck Worldwide Real Estate Fund	10.22	13.29	0

Table 1 – 1.20% Asset Charge

Base Contract with Minimum Premium Rider Base Contract with Surrender Charge Rider – Five Years (11/01/02 – 12/31/02)
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.94	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.84	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.26	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.52	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.06	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.95	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.03	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.40	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.81	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.63	180
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.95	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.56	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.81	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.15	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	9.02	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.39	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.09	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	9.00	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.34	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.37	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.97	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.06	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.20	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.84	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.77	283
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.98	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	10.03	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.32	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.55	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.85	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.53	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.52	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.58	0
J.P. Morgan Small Company (Series Trust II) Portfolio (5/1/02 – 12/31/02)	10.00	7.61	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.39	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.18	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.56	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.20	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.97	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	8.00	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.95	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.74	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.09	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.95	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.60	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.95	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.54	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.26	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.56	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.41	176
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.39	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.26	0

Table 2 – 1.30% Asset Charge

Base Contract with Estate Planning Rider Base Contract with Surrender Charge Rider – Three Years (11/01/02 – 12/31/02)
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.93	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.83	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.26	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.51	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.05	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.95	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.03	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.40	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.81	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.62	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.95	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.56	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.80	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.14	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	9.01	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.39	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.08	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	9.00	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.33	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.36	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.96	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.05	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.19	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.84	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.76	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.97	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	10.02	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.31	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.55	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.85	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.52	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.52	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.57	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.60	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.38	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.17	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.56	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.19	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.97	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.99	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.94	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.73	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.08	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.95	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.60	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.94	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.53	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.25	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.56	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.40	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.38	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.25	0

Table 3 – 1.45% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Five Years (11/01/02 – 12/31/02)

Base Contract with Surrender Charge Rider – Zero Years (11/01/02 – 12/31/02)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.92	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.82	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.25	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.50	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.03	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.93	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.02	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.39	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.79	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.61	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.94	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.55	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.80	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.14	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	9.00	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.37	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.07	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.98	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.32	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.35	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.95	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.04	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.18	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.83	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.75	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.96	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	10.00	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.30	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.54	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.83	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.51	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.51	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.56	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.60	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.37	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.16	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.54	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.18	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.96	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.98	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.94	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.72	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.07	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.94	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.59	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.93	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.52	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.25	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.56	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.39	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.37	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.25	0

Table 4 – 1.55% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Five Years (11/01/02 – 12/31/02)

Base Contract with Minimum Premium Rider and Estate Planning Rider

Base Contract with Bonus Credit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Three Years (11/01/02 – 12/31/02)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.92	857
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.82	409
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.24	572
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.49	415
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.03	2,385
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.93	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.01	6
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.38	3,740
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.79	606
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.61	7
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.94	24
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.54	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.79	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.13	20
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.99	3,274
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.37	325
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.06	588
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.98	6,968
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.32	9,245
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.34	5,865
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.94	6
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.04	11,578
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.17	426
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.82	8,596
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.74	1,415
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.95	2,175
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	10.00	117,810
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.29	1,402
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.53	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.83	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.51	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.50	1,995
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.55	28
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.59	483
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.36	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.15	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.54	14
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.17	635
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.95	5,282
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.97	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.93	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.71	3,589
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.06	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.94	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.58	3
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.93	104,539
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.51	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.25	182
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.55	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.39	15,633
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.36	12
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.25	0

Table 5 – 1.65% Asset Charge

Base Contract with Estate Planning Rider and Surrender Charge Rider – Three Years (11/01/02 – 12/31/02)
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period(12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	9.52	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	9.25	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	9.50	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	9.84	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.99	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	9.74	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	9.88	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	9.90	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	10.09	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	9.52	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	9.55	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	9.99	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	9.81	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	9.63	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	10.00	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	9.91	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.97	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	9.78	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	10.00	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	9.81	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	9.72	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	9.65	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.55	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	9.77	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.28	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	10.07	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	10.00	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	9.79	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	9.62	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	9.31	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	9.65	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	10.28	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 2/31/02)	10.00	10.20	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	9.93	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	10.05	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	9.93	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	10.00	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	10.27	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	9.62	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	9.70	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	9.59	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	9.78	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.09	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	9.55	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	9.59	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.98	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	10.15	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.25	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.55	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	10.22	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	10.68	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.25	0

Table 6 – 1.70% Asset Charge

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years (11/01/02 – 12/31/02)

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Surrender Charge Rider – Zero Years (11/01/02 – 12/31/02)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.91	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.81	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.23	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.48	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.01	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.92	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.00	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.37	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.77	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.60	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.93	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.54	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.78	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.12	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.98	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.35	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.05	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.96	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.30	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.33	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.93	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.03	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.15	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.81	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.72	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.94	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.98	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.28	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.52	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.82	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.50	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.49	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.54	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.58	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.35	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.14	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.53	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.16	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.94	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.96	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.92	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.70	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.05	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.93	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.58	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.92	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.50	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.25	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.55	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.38	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.35	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.25	0

Table 7 – 1.80% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Five Years (11/01/02 – 12/31/02)

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years (11/01/02 – 12/31/02)

Base Contract with Estate Planning Rider and Surrender Charge Rider – Zero Years(11/01/02 – 12/31/02)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.90	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.80	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.23	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.47	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.01	684
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.91	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.99	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.36	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.76	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.60	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.93	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.53	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.78	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.12	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.97	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.35	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.04	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.95	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.30	552
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.32	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.92	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.02	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.15	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.80	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.71	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.93	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.97	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.27	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.51	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.81	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.50	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.49	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.54	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.58	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.35	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.13	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.52	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.15	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.94	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.96	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.91	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.70	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.04	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.93	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.57	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.91	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.49	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.25	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.55	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.37	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.34	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.25	0

Table 8 – 1.90% Asset Charge

Base Contract with Bonus Credit Rider and Estate Planning Rider

Base Contract with Higher Education Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Three Years (11/01/02 – 12/31/02)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.89	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.79	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.22	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.47	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.00	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.90	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.98	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.35	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.76	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.59	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.93	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.52	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.77	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.11	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.96	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.34	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.03	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.95	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.29	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.31	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.92	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.01	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.14	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.79	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.70	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.93	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.96	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.27	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.50	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.80	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.49	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.48	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.53	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.57	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.34	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.13	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.51	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.14	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.93	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.95	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.91	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.69	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.03	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.92	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.57	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.90	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.48	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.24	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.55	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.37	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.33	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.24	0

Table 9 – 1.95% Asset Charge

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years (11/01/02 – 12/31/02)

Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years (11/01/02 – 12/31/02)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	9.51	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	9.25	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	9.50	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	9.84	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.99	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	9.74	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	9.87	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	9.89	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	10.08	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	9.52	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	9.54	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	9.98	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	9.81	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	9.63	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	9.99	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	9.91	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.97	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	9.77	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	9.99	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	9.80	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	9.72	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	9.65	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.54	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	9.76	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.27	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	10.06	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.99	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	9.79	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	9.61	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	9.30	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	9.65	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	10.28	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.20	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	9.93	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	10.04	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	9.92	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	9.99	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	10.26	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	9.61	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	9.69	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	9.59	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	9.78	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.09	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	9.54	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	9.59	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.97	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	10.14	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.24	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.55	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	10.21	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	10.67	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.24	0

Table 10 – 2.05% Asset Charge

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years (11/01/02 – 12/31/02)

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years (11/01/02 – 12/31/02)

Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider – Zero Years (11/01/02 – 12/31/02)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.89	4,101
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.79	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.21	1,954
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.46	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.99	3,775
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.89	75
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.97	2,946
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.34	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.74	2,720
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.58	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.92	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.52	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.76	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.11	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.95	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.33	567
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.02	1,648
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.93	605
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.28	1,014
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.30	2,627
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.91	1,136
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.00	853
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.12	1,531
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.78	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.69	1,218
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.91	2,645
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.95	23,342
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.26	71
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.49	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.79	1,173
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.49	1,194
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.47	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.52	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.57	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.33	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.11	3,879
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.50	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.13	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.92	624
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.94	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.90	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.68	818
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.02	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.91	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.56	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.89	24,348
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.47	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.24	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.55	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.36	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.32	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.24	0

Table 11 – 2.15% Asset Charge

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years (11/01/02 – 12/31/02)

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider

Base Contract with Minimum Premium Rider and Higher Education Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.88	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.78	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.20	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.45	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.98	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.88	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.96	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.33	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.74	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.58	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.92	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.51	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.76	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.10	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.94	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.32	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.01	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.93	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.27	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.29	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.90	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.00	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.11	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.78	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.68	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.90	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.94	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.25	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.48	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.78	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.48	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.47	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.51	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.56	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.32	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.11	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.49	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.12	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.91	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.93	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.89	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.67	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.02	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.91	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.55	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.89	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.46	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.24	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.54	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.35	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.31	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.24	0

Table 12 – 2.20% Asset Charge

Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge Rider – Zero Years (11/01/02 – 12/31/02)
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	9.51	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	9.24	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	9.49	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	9.83	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.98	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	9.73	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	9.87	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	9.89	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	10.08	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	9.51	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	9.54	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	9.98	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	9.80	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	9.62	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	9.99	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	9.91	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.96	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	9.77	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	9.99	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	9.80	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	9.71	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	9.64	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.54	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	9.76	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.27	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	10.06	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.99	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	9.78	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	9.61	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	9.30	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	9.65	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	10.27	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.19	0
J.P. Morgan Small Company Portfolio (Series Trust II (5/1/02 – 12/31/02)	10.00	9.93	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	10.04	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	9.92	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	9.99	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	10.26	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	9.61	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	9.69	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	9.59	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	9.77	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.09	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	9.54	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	9.58	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.97	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	10.14	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.24	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.54	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	10.21	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	10.67	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.24	0

Table 13 – 2.25% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.87	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.77	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.20	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.44	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.97	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.88	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.96	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.32	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.73	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.57	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.91	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.50	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.75	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.10	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.93	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.31	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.00	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.92	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.26	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.29	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.89	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.99	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.10	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.77	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.67	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.90	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.93	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.24	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.47	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.78	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.48	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.46	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.50	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.56	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.32	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.10	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.48	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.12	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.91	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.92	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.88	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.66	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.01	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.90	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.55	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.88	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.45	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.24	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.54	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.35	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.30	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.24	0

Table 14 – 2.30% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Five Years (11/01/02 – 12/31/02)

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years (11/01/02 – 12/31/02)

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.87	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.77	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.19	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.44	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.97	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.87	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.95	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.32	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.73	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.57	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.91	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.50	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.75	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.09	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.93	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.31	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.00	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.91	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.26	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.28	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.89	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.99	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.10	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.76	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.66	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.89	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.93	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.24	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.47	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.77	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.48	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.46	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.50	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.55	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.31	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.10	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.48	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.11	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.90	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.92	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.88	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.66	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.00	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.90	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.55	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.88	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.45	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.24	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.54	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.35	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.30	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.24	0

Table 15 – 2.40% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Three Years (11/01/02 – 12/31/02)

Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.86	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.76	27
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.19	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.43	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.96	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.87	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.95	25
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.31	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.72	23
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.57	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.91	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.50	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.75	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.09	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.92	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.30	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.99	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.91	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.25	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.27	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.88	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.98	27
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.09	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.76	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.65	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.88	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.92	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.23	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.46	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.77	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.47	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.45	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.49	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.55	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.31	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.09	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.47	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.10	22
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.90	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.91	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.88	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.65	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	11.00	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.90	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.54	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.87	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.44	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.23	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.54	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.34	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.29	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.24	0

Table 16 – 2.50% Asset Charge

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider Base Contract with Bonus Credit Rider and Higher Education Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.86	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.76	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.18	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.43	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.95	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.86	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.94	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.31	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.71	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.56	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.90	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.49	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.74	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.09	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.91	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.29	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.98	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.90	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.24	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.27	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.87	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.98	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.08	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.75	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.65	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.88	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.91	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.22	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.45	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.76	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.47	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.45	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.49	0
J.P. Morgan Small Company (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.54	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.30	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.08	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.46	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.09	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.89	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.91	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.87	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.65	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.99	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.89	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.54	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.86	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.44	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.23	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.54	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.33	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.28	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.23	0

Table 17 – 2.55% Asset Charge

Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider – Zero Years (11/01/02 – 12/31/02)
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	9.50	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	9.24	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	9.49	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	9.83	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.98	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	9.73	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	9.86	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	9.88	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	10.07	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	9.51	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	9.54	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	9.97	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	9.80	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	9.62	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	9.98	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	9.90	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	9.96	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	9.76	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	9.98	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	9.79	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	9.71	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	9.64	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.53	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	9.75	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.26	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	10.05	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.98	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	9.78	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	9.60	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	9.30	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	9.64	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	10.27	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.19	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	9.92	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	10.03	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	9.91	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	9.98	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	10.25	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	9.60	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	9.68	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	9.58	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	9.77	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.08	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	9.53	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	9.58	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.96	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	10.13	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.23	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.54	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	10.20	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	10.66	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.23	0

Table 18 – 2.65% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.85	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.75	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.17	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.42	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.94	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.85	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.93	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.29	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.70	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.55	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.90	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.48	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.73	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.08	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.90	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.28	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.97	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.89	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.23	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.26	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.86	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.97	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.07	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.74	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.63	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.86	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.90	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.21	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.44	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.75	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.46	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.44	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.48	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.54	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.29	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.07	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.45	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.08	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.88	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.89	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.86	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.64	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.98	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.89	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.53	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.85	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.42	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.23	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.54	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.33	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.27	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.23	0

Table 19 – 2.75% Asset Charge

Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.84	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.74	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.16	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.41	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.93	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.84	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.92	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.29	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.69	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.55	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.89	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.48	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.73	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.07	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.89	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.28	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.96	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.88	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.22	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.25	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.86	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.96	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.06	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.73	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.62	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.86	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.89	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.20	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.43	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.74	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.46	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.43	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.47	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.53	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.28	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.06	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.44	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.07	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.88	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.89	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.85	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.63	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.97	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.88	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.52	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.85	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.42	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.23	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.53	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.32	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.26	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.23	0

Table 20 – 2.85% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.84	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.74	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.16	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.40	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.92	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.83	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.91	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.28	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.68	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.54	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.89	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.47	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.72	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.07	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.88	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.27	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.95	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.87	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.22	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.24	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.85	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.95	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.05	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.73	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.61	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.85	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.88	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.19	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.43	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.73	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.45	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.43	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.46	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.53	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.28	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.06	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.44	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.07	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.87	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.88	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.85	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.62	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.96	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.88	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.52	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.84	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.41	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.23	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.53	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.31	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.25	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.23	0

Table 21 – 3.00% Asset Charge

Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider

Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.83	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.73	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.15	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.39	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.91	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.82	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.90	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.27	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.67	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.54	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.88	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.46	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.72	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.06	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.87	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.26	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.94	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.86	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.21	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.23	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.84	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.94	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.04	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.72	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.60	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.84	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.86	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.18	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.42	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.72	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.45	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.42	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.45	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.52	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.27	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.04	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.42	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.05	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.86	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.87	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.84	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.61	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.95	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.87	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.51	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.83	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.40	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.22	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.53	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.31	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.24	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.22	0

Table 22 – 3.10% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.82	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.72	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.14	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.39	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.90	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.82	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.90	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.26	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.66	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.53	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.88	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.46	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.71	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.06	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.86	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.25	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.93	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.85	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.20	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.22	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.83	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.94	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.03	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.71	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.59	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.83	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.85	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.18	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.41	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.72	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.44	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.41	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.44	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.51	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.26	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.04	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.42	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.04	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.85	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.86	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.83	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.61	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.95	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.87	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.51	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.82	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.39	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.22	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.53	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.30	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.23	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.22	0

Table 23 – 3.25% Asset Charge

Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.81	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.71	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.13	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.38	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.89	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.81	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.89	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.25	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.65	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.52	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.87	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.45	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.70	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.05	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.85	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.24	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.92	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.84	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.19	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.21	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.82	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.93	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.01	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.70	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.57	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.82	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.84	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.17	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.40	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.71	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.44	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.41	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.43	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.51	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.25	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.03	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.41	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.03	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.84	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.85	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.82	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.59	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.93	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.86	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.50	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.81	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.38	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.22	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.53	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.29	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.22	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.22	0

Table 24 – 3.35% Asset Charge

Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Investment Division	Accumulation Unit Value at Beginning of Period (1/1/02)	Accumulation Unit Value at End of Period (12/31/02)	Number of Accumulation Units at End of Period
2002
Alger American Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.80	0
Alger American Leveraged AllCap Portfolio (2/1/02 – 12/31/02)	10.00	6.71	0
Alger American MidCap Growth Portfolio (2/1/02 – 12/31/02)	10.00	7.12	0
Alger American Small Capitalization Portfolio(2/1/02 – 12/31/02)	10.00	7.37	0
Amer Century VP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.88	0
Amer Century VP Capital Appreciation Portfolio (2/1/02 – 12/31/02)	10.00	7.80	0
Amer Century VP Income & Growth Portfolio(2/1/02 – 12/31/02)	10.00	7.88	0
Amer Century VP International Portfolio(2/1/02 – 12/31/02)	10.00	8.24	0
Amer Century VP Value Portfolio (2/1/02 – 12/31/02)	10.00	8.64	0
Berger IPT - Large Cap Growth Fund (5/1/02 – 12/31/02)	10.00	7.52	0
Berger IPT - Small Company Growth Fund (5/1/02 – 12/31/02)	10.00	5.87	0
Calvert VS Social Equity Portfolio (5/1/02 – 12/31/02)	10.00	8.44	0
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.70	0
Calvert VS Social Small Cap Growth Portfolio (5/1/02 – 12/31/02)	10.00	7.04	0
Fidelity VIP Asset Manager Portfolio (2/1/02 – 12/31/02)	10.00	8.84	0
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 – 12/31/02)	10.00	8.23	0
Fidelity VIP Balanced Portfolio (2/1/02 – 12/31/02)	10.00	8.91	0
Fidelity VIP Contrafund Portfolio (2/1/02 – 12/31/02)	10.00	8.83	0
Fidelity VIP Equity-Income Portfolio (2/1/02 – 12/31/02)	10.00	8.18	0
Fidelity VIP Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.20	0
Fidelity VIP Growth Opportunities Portfolio(2/1/02 – 12/31/02)	10.00	7.81	0
Fidelity VIP Growth Portfolio (2/1/02 – 12/31/02)	10.00	6.92	0
Fidelity VIP High Income Portfolio (2/1/02 – 12/31/02)	10.00	10.00	0
Fidelity VIP Index 500 Portfolio (2/1/02 – 12/31/02)	10.00	7.69	0
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 – 12/31/02)	10.00	10.56	0
Fidelity VIP MidCap Portfolio (2/1/02 – 12/31/02)	10.00	8.81	0
Fidelity VIP Money Market Portfolio (2/1/02 – 12/31/02)	10.00	9.83	0
Fidelity VIP Overseas Portfolio (2/1/02 – 12/31/02)	10.00	8.16	0
INVESCO VIF-Financial Services Fund (2/1/02 – 12/31/02)	10.00	8.39	0
INVESCO VIF-Health Sciences Fund (2/1/02 – 12/31/02)	10.00	7.70	0
INVESCO VIF-Technology Fund (5/1/02 – 12/31/02)	10.00	6.43	0
INVESCO VIF-Utilities Fund (5/1/02 – 12/31/02)	10.00	8.40	0
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	10.43	0
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 – 12/31/02)	10.00	7.50	0
LEVCO Equity Value Fund (2/1/02 – 12/31/02)	10.00	7.24	0
Lord Abbett Growth & Income Portfolio (2/1/02 – 12/31/02)	10.00	8.02	0
Lord Abbett International Portfolio (2/1/02 – 12/31/02)	10.00	8.40	0
Lord Abbett Mid-Cap Value Portfolio (2/1/02 – 12/31/02)	10.00	9.02	0
MFS VIT Emerging Growth Series (2/1/02 – 12/31/02)	10.00	6.84	0
MFS VIT Investors Trust Series (2/1/02 – 12/31/02)	10.00	7.84	0
MFS VIT New Discovery Series (2/1/02 – 12/31/02)	10.00	6.82	0
MFS VIT Research Series (2/1/02 – 12/31/02)	10.00	7.59	0
Rydex VT Arktos Fund (5/1/02 – 12/31/02)	10.00	10.93	0
Rydex VT Nova Fund (5/1/02 – 12/31/02)	10.00	6.85	0
Rydex VT OTC Fund (5/1/02 – 12/31/02)	10.00	7.49	0
Rydex VT U.S. Govt Money Market Fund (5/1/02 – 12/31/02)	10.00	9.81	0
Rydex VT Ursa Fund (5/1/02 – 12/31/02)	10.00	11.37	0
Van Eck Levin Mid Cap Value Fund (11/01/02 – 12/31/02)	10.00	10.22	0
Van Eck Worldwide Bond Fund (11/01/02 – 12/31/02)	10.00	10.52	0
Van Eck Worldwide Emerging Markets Fund (5/1/02 – 12/31/02)	10.00	8.29	0
Van Eck Worldwide Hard Assets Fund (2/1/02 – 12/31/02)	10.00	9.21	0
Van Eck Worldwide Real Estate Fund (11/01/02 – 12/31/02)	10.00	10.22	0

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

Midland National Life Insurance Co.
Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Financial Statements
Years Ended December 31, 2009 and 2008

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
----------------------------------------------------------------------------------------

                                                                                 Page(s)

Report of Independent Registered Public Accounting Firm................................1

Consolidated Financial Statements

Statements of Cash Flows.............................................................5-6

Notes to Consolidated Financial Statements..........................................7-57

PricewaterhouseCoopers LLP
Suite 1800
100 E. Wisconsin Ave.
Milwaukee WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880
www.pwc.com

                Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of
Midland National Life Insurance Company and Subsidiary

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of consolidated stockholder's equity, and of consolidated cash flows present fairly, in all material respects, the consolidated financial position of Midland National Life Insurance Company and
Subsidiary (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.)
(the "Company") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 24, 2010

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Income
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

(Dollars in Thousands, except par value and shares)                                          2009                2008

Assets
Investments
    Fixed maturities, available for sale, at fair value                                      $22,256,805         $20,400,384
    Equity securities, at fair value                                                             462,328             387,086
    Mortgage loans                                                                               241,001             252,485
    Policy loans                                                                                 315,979             315,492
    Short-term investments                                                                       353,271             178,271
    Derivative instruments                                                                       435,085             107,416
    Other invested assets                                                                        337,514             377,954
                                                                                       ------------------  ------------------
              Total investments                                                               24,401,983          22,019,088
Cash                                                                                             269,749             103,485
Accrued investment income                                                                        217,912             225,403
Deferred policy acquisition costs                                                              1,798,826           2,012,764
Deferred sales inducements                                                                       626,447             764,191
Present value of future profits of acquired businesses                                            21,767              34,020
Federal income tax asset, net                                                                    410,274             470,627
Other receivables, other assets and property, plant and equipment                                145,213             139,152
Reinsurance receivables                                                                        2,079,974           1,640,493
Separate account assets                                                                          934,472             719,240
                                                                                       ------------------  ------------------
              Total assets                                                                   $30,906,617         $28,128,463
                                                                                       ------------------  ------------------

Liabilities
Policyholder account balances                                                                $23,244,885         $21,648,394
Policy benefit reserves                                                                        1,003,106             965,373
Policy claims and benefits payable                                                                99,461             114,258
Repurchase agreements, other borrowings and collateral on derivatives                          2,974,315           3,049,335
Derivative instruments                                                                            51,187              47,123
Other liabilities                                                                                674,515             406,693
Separate account liabilities                                                                     934,472             719,240
                                                                                       ------------------  ------------------
              Total liabilities                                                               28,981,941          26,950,416
                                                                                       ------------------  ------------------

Stockholder's equity
Common stock, $1 par value, 2,549,439 shares authorized,
 2,548,878 shares outstanding                                                                      2,549               2,549
Additional paid-in capital                                                                       301,827             318,707
Accumulated other comprehensive loss                                                            (483,751)           (781,910)
Retained earnings                                                                              1,599,861           1,504,864
                                                                                       ------------------  ------------------
    Total Midland National Life Ins. Co. stockholder's equity                                  1,420,486           1,044,210
Noncontrolling interest                                                                          504,190             133,837
                                                                                       ------------------  ------------------
    Total stockholder's equity                                                                 1,924,676           1,178,047
                                                                                       ------------------  ------------------
              Total liabilities and stockholder's equity                                     $30,906,617         $28,128,463
                                                                                       ------------------  ------------------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

(Dollars in Thousands)                                                            2009               2008               2007
Revenues
Premiums                                                                           $ 147,415          $ 137,156          $ 124,312
Interest sensitive life and investment product charges                               295,560            288,514            273,272
Net investment income                                                              1,059,608            966,440          1,135,638
Net gains (losses) on derivatives                                                   (157,076)           (37,865)           116,037
Net unrealized gain on variable interest entity                                       35,795             27,442                  -
Net realized investment gains (losses)                                               154,827            117,775             79,331

  Total other-than-temporary impairment losses                                       (83,778)           (87,404)            (7,394)
    Non-credit portion in other comprehensive income (loss)                           12,307                  -                  -
                                                                             ----------------   ----------------   ----------------
Net impairment loss recognized in earnings                                           (71,471)           (87,404)            (7,394)

Other income                                                                          12,419             16,583             14,862
                                                                             ----------------   ----------------   ----------------
              Total revenue                                                        1,477,077          1,428,641          1,736,058
                                                                             ----------------   ----------------   ----------------

Benefits and expenses
Interest credited to policyholder account balances                                   541,266            447,901            709,144
Benefits incurred                                                                    238,071            245,319            220,550
Amortization of deferred sales inducements                                            60,246             74,081             80,334
                                                                             ----------------   ----------------   ----------------
              Total benefits                                                         839,583            767,301          1,010,028
                                                                             ----------------   ----------------   ----------------

Operating and other expenses (net of commissions and other
 expenses deferred)                                                                  162,648             92,491             99,857
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                              175,601            178,739            236,708
                                                                             ----------------   ----------------   ----------------
              Total benefits and expenses                                          1,177,832          1,038,531          1,346,593
                                                                             ----------------   ----------------   ----------------
              Income before income taxes                                             299,245            390,110            389,465
Income tax expense                                                                   102,308            138,996            134,086
                                                                             ----------------   ----------------   ----------------

              Net income                                                           $ 196,937          $ 251,114          $ 255,379
                                                                             ----------------   ----------------   ----------------

        Less: Net income attributable to noncontrolling interests                    (57,373)            (6,437)                 -
                                                                             ----------------   ----------------   ----------------
    Net income attributable to Midland National Life Ins. Co                       $ 139,564          $ 244,677          $ 255,379
                                                                             ----------------   ----------------   ----------------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                               --------------------------------------------------------
                                                                                                      Accumulated
                                                                          Additional                    Other
                                                                Common     Paid-in     Comprehensive  Comprehensive
(Dollars in Thousands)                                          Stock      Capital     Income (Loss)  Income (Loss)

                                                               ---------  ----------                  ------------
Balances at December 31, 2006                                     2,549     268,707                       12,823
Comprehensive income (loss)
   Net income                                                                            $255,379
   Other comprehensive income (loss)
     Pension liability (net of tax $757)                                                    1,407          1,407
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($36,257))                              (67,332)       (67,332)
                                                                                       -----------
           Total comprehensive income                                                    $189,454
                                                                                       -----------
Adjustment to initially apply SFAS Statement No. 158
   (net of applicable income tax benefit of ($1,312))                                                     (2,438)
Dividends paid on common stock
                                                               ---------  ----------                  -----------
Balances at December 31, 2007                                     2,549     268,707                      (55,540)

Comprehensive income (loss)
   Net income                                                                            $244,677
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,259))                                               (2,337)        (2,337)
     Post-retirement liability (net of tax of $682)                                         1,266          1,266
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($390,545))                            (725,299)      (725,299)
                                                                                       -----------
           Total comprehensive loss                                                    $ (481,693)
                                                                                       -----------
Capital contribution                                                         50,000
Dividends paid on common stock
                                                               ---------  ----------                  -----------
Balances at December 31, 2008                                   $ 2,549    $318,707                   $ (781,910)
                                                               ---------  ----------                  -----------
Reclassification of non-credit impairment losses
   from prior periods (net of tax ($3,796))                                                               (7,050)
Sale of subsidiary to noncontrolling interest                               (16,880)
Comprehensive income (loss)
   Net income                                                                            $139,564
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,200))                                               (2,229)        (2,229)
     Post-retirement liability (net of tax of $340)                                           630            630
     Net unrealized gain on available-for-sale investments,
      non-credit portion of OTTI, and certain interest rate
      swaps (net of tax $165,204)                                                         306,808        306,808
                                                                                       -----------
           Total comprehensive income                                                     444,773
                                                                                       -----------
Capital contribution
Dividends paid on common stock
                                                               ---------  ----------                  -----------
Balances at December 31, 2009                                   $ 2,549    $301,827                   $ (483,751)
                                                               ---------  ----------                  -----------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows (Continued)
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

                                                               Midland National Life Insurance Co. Stockholder's Equity
                                                               --------------------------------------------------------

                                                                                             Total
                                                                Retained    Noncontrolling  Stockholder's
(Dollars in Thousands)                                          Earnings      Interest       Equity
                                                                             ------------
                                                               ------------                -----------
Balances at December 31, 2006                                    1,094,893             -    1,378,972
Comprehensive income (loss)
   Net income                                                      255,379                    255,379
   Other comprehensive income (loss)
     Pension liability (net of tax $757)                                                        1,407
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($36,257))                                  (67,332)

           Total comprehensive income

Adjustment to initially apply SFAS Statement No. 158
   (net of applicable income tax benefit of ($1,312))                                          (2,438)
Dividends paid on common stock                                     (43,345)                   (43,345)
                                                               ------------  ------------  -----------
Balances at December 31, 2007                                    1,306,927             -    1,522,643

Comprehensive income (loss)
   Net income                                                      244,677         6,437      251,114
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,259))                                                   (2,337)
     Post-retirement liability (net of tax of $682)                                             1,266
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($390,545))                                (725,299)

           Total comprehensive loss

Capital contribution                                                             127,400      177,400
Dividends paid on common stock                                     (46,740)                   (46,740)
                                                                             ------------  -----------
Balances at December 31, 2008                                  $ 1,504,864     $ 133,837   $ 1,178,047
                                                               ------------  ------------  -----------
Reclassification of non-credit impairment losses
   from prior periods (net of tax ($3,796))                          7,050                          -
Sale of subsidiary to noncontrolling interest                                     16,880            -
Comprehensive income (loss)
   Net income                                                      139,564        57,373      196,937
   Other comprehensive income (loss)
     Pension liability (net of tax ($1,200))                                                   (2,229)
     Post-retirement liability (net of tax of $340)                                               630
     Net unrealized gain on available-for-sale investments,
      non-credit portion of OTTI, and certain interest rate
      swaps (net of tax $165,204)                                                             306,808

           Total comprehensive income

Capital contribution                                                             296,100      296,100
Dividends paid on common stock                                     (51,617)                   (51,617)
                                                               ------------                -----------
Balances at December 31, 2009                                  $ 1,599,861     $ 504,190   $ 1,924,676
                                                               ------------  ------------  -----------

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2009 and 2008

(Dollars in Thousands)                                                 2009          2008          2007

Cash flows from operating activities
Net income                                                          $  196,937    $  251,114    $  255,379
Adjustments to reconcile net income to net cash
 (used in) provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                               235,847       252,821       317,042
    Net amortization of premiums and discounts on investments          (89,973)      (53,509)      (38,907)
    Amortization of index options                                      165,439       258,469       266,142
    Policy acquisition costs deferred                                 (214,843)     (239,169)     (227,657)
    Sales inducements deferred                                         (74,579)      (96,598)      (82,688)
    Net realized investment (gains) losses                             (83,356)      (30,371)      (71,937)
    Net losses (gains) on derivatives                                  157,076        37,865      (116,037)
    Net unrealized gain from variable interest entity                  (35,795)      (27,442)            -
    Deferred income taxes                                              (17,781)       21,142        48,077
    Net interest credited and product charges on
     universal life and investment policies                            436,536       365,747       709,715
    Changes in other assets and liabilities
      Net receivables                                                  (57,028)       (8,417)     (118,256)
      Net payables                                                     125,697        18,239       (17,826)
      Policy benefits                                                   55,813        91,041        65,289
      Other                                                               (567)        4,410         5,808
                                                                    -----------  ------------  ------------

              Net cash provided by operating activities                799,423       845,342       994,144
                                                                    -----------  ------------  ------------

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                 7,712,355     8,621,197    10,477,422
    Equity securities                                                  100,281       138,241       594,464
    Mortgage loans                                                      33,601        43,499        37,901
    Derivative instruments                                               9,987        45,877        13,554
    Other invested assets                                               37,206        26,382        62,235
Cost of investments acquired
    Fixed maturities                                                (9,049,051)  (10,928,448)  (12,192,132)
    Equity securities                                                 (102,725)     (130,751)     (586,859)
    Mortgage loans                                                     (25,893)       (4,720)      (24,568)
    Derivative instruments                                            (162,597)     (423,186)     (304,478)
    Other invested assets                                              (28,219)      (84,276)      (87,119)
Net change in policy loans                                                (487)      (16,081)      (13,647)
Net change in short-term investments                                  (175,000)      174,597       126,537
Net change in collateral on derivatives                                183,681       (92,372)     (158,990)
Net change in amounts due to/from brokers                              144,838         5,189         3,065
                                                                    -----------  ------------  ------------
              Net cash used in investing activities                 (1,322,023)   (2,624,852)   (2,052,615)
                                                                    -----------  ------------  ------------

Cash flows from financing activities
Receipts from universal life and investment products                 2,779,877     2,798,104     2,616,859
Benefits paid on universal life and investment
 products                                                           (2,076,795)   (1,870,294)   (1,805,015)
Net change in repurchase agreements and other borrowings              (258,701)      820,615       256,585
Receipts related to noncontrolling interest                            296,100       127,400
Capital contribution received                                                -        50,000             -
Dividends paid on common stock                                         (51,617)      (46,740)      (43,345)
                                                                    -----------  ------------  ------------
              Net cash provided by financing activities                688,864     1,879,085     1,025,084
                                                                    -----------  ------------  ------------

Net increase (decrease) in cash                                        166,264        99,575       (33,387)
Cash at beginning of year                                              103,485         3,910        37,297
                                                                    -----------  ------------  ------------
Cash at end of year                                                 $  269,749    $  103,485    $    3,910
                                                                    -----------  ------------  ------------

Supplemental disclosures of cash flow information
Cash paid during the year for
    Income taxes, paid to parent                                    $  204,153    $   59,855    $  107,447
    Interest on other borrowings                                         4,594         5,044           449

The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
Years Ended December 31, 2009 and 2008
----------------------------------------------------------------------------------------

(Dollars in Thousands)

1.      Summary of Significant Accounting Policies

        Organization
        Midland National Life Insurance Company and Subsidiary ("Midland
        National" or the "Company") is an indirect wholly owned subsidiary of
        Sammons Enterprises, Inc. ("SEI"). SFG Reinsurance Company ("SFG Re"), a
        subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The
        Company is affiliated through common ownership with North American
        Company for Life and Health Insurance ("North American").

        During 2008, Midland National became a limited partner in Guggenheim
        Partners Opportunistic Investment Grade Securities Fund, LLC (the
        "Fund") a private investment company and variable interest entity.
        Midland National is considered the primary beneficiary and owns 50.9%
        and 62.9% of the Fund as of December 31, 2009 and 2008, respectively. As the primary beneficiary, the Company consolidates the Fund in its consolidated financial statements.

        During 2008, SEI made a $50,000 capital contribution to the Company.

        Basis of Presentation
        The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United
        State of America ("GAAP") and reflect the consolidation of the Company with its wholly owned and majority owned subsidiary. All intercompany transactions have been eliminated in consolidation.

        The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity ("VIE").

        Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its activities independently and the equity holders have the obligation to absorb losses, the right to receive residual returns, and the right to make decisions about the entity's activities. The usual condition for a controlling financial interest in an entity is ownership of a majority voting interest. Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        A VIE is defined as an entity whose equity investors do not have a controlling financial interest or do not have sufficient capital at risk for the entity to finance its activities without additional financial support from other parties. A company is deemed to be the primary beneficiary of a VIE if it expects to absorb a majority of the entities losses or receive a majority of the VIE's residual returns, or both. The
        Company consolidates VIE's for which it is deemed to be the primary beneficiary. The Company's share of earnings and losses of the investee is included in the consolidated operating results when the Company is able to exercise significant influence over the operating and financial decisions of the investee.

        When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity's operating and financial policies (generally defined as owning a voting interest of 20%
        to 50%) and has an investment in common stock or in-substance common stock, the Company accounts for its investment either with the equity method of accounting or at fair value.

        During 2008, one variable interest entity was identified where the
        Company is the primary beneficiary (refer to note 6). As of December 31,
        2009, the Company has other investments in limited partnerships that are reviewed to determine if any are variable interest entities. Some of these investments are VIEs, but in each case the Company has determined it is not the primary beneficiary. In accordance with the guidance on consolidating variable interest entities, the Company will continue to evaluate its position in the future as circumstances may change and the entity could be determined to be a VIE and the Company could become a primary beneficiary, in which case the Company would consolidate the variable interest entity into its financial statements.

        The Company evaluated subsequent events through March 24, 2010, the date the consolidated financial statements were issued.

        Use of Estimates
        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivative instruments, deferred policy acquisition costs, deferred sales inducements, present value of future profits of acquired businesses and future policy benefits for traditional life insurance policies.

        Interest Rate Risk
        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity Risk
        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty Risk
        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.

        Fair Value of Financial Instruments
        Beginning in the year ended December 31, 2008, the Company adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities as issued by the
        Financial Accounting Standards Board (FASB). See Notes 2 and 3 for a
        discussion of this guidance. The Company uses the following methods and assumptions in estimating the fair values of its financial instruments:

        Investment Securities
        Fair values for fixed maturity securities are obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available.
        For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded fair values are obtained from independent pricing services or from internal fair value/cash flow models.

        Mortgage Loans
        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair values are also adjusted by internally generated illiquidity and default factors.

        Short-term Investments
        The carrying amounts reported in the consolidated balance sheets for these instruments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate their fair values due to the nature of these assets.

        Derivative Instruments
        Fair values for interest rate swaps, credit default swaps, interest rate floors and other derivatives are based on exchange prices, broker quoted prices or fair values provided by the counterparties. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair values for call options are based on internal financial models or counterparty quoted prices.

        Other Invested Assets
        Other invested assets consist primarily of limited partnerships. In most cases, the carrying amounts represent the Company's share of the entity's underlying equity reported in its balance sheet. In situations where the Company has an ownership of less than 5%, the limited partnership is carried at cost. The fair value of limited partnership assets is equal to the Company's ownership of partners' capital, which is obtained from financial statements issued by the partnerships.

        Assets held in separate accounts
        Separate account assets are reported at estimated fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.

        Investment-type Insurance Contracts
        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.
        The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives. These fair values are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect our credit risk and an additional provision for adverse deviation.

        The above fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Accordingly, the aggregate fair value amounts presented in Note 3 do not represent the underlying value to the Company.

        Investments and Investment Income
        The Company is required to classify its fixed maturity investments
        (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains and losses and non-credit related impairments losses included as a component of other comprehensive income (loss) in the consolidated statements of stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred sales inducements, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses).
        Cash flows from available-for-sale security transactions are included in investing activities in the consolidated statements of cash flows.

        As previously discussed in the Organization section of this footnote, the Company consolidates a private investment company VIE in its consolidated financial statements. As an investment company, the VIE does not classify its fixed maturity investments into the three previously described categories. In addition, the VIE, and therefore the
        Company in its consolidation of the VIE, reports its fixed maturity investments at fair value but the unrealized gains and losses are reported as net unrealized gain from variable interest entity in the consolidated statements of income rather than as a component of other comprehensive income (loss) in the consolidated statements of stockholder's equity. Included in available-for-sale fixed maturity securities in the accompanying consolidated balance sheets are
        $1,265,946 and $195,545 as of December 31, 2009 and 2008, respectively, of the VIE. The unrealized gains on these fixed maturity securities of
        $34,739 and $27,311 for the years ended December 31, 2009 and 2008, respectively, are reported as net unrealized gain from variable interest entity in the accompanying consolidated statements of income. In addition, the VIE holds one preferred stock that is reported as an equity security in the accompanying consolidated balance sheets. The reported value of this security is $3,049 and $1,021 as of December 31,
        2009 and 2008, respectively, and the unrealized gain of $1,056 and $131 for the years ended December 31, 2009 and 2008, respectively, is reported as a component of net unrealized gain from variable interest entity in the accompanying consolidated statements of income.

        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.
        Included in this category is approximately $96,981 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2009. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. In recent years, the deterioration in the sub-prime mortgage market has had an adverse impact on the overall credit markets, particularly related to the fair values of CMO's and other asset-backed securities. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment policy. At
        December 31, 2009, 62% of the Company's securities with sub-prime exposure are rated as investment grade.

        Mortgage loans are carried at the adjusted unpaid balances.
        Approximately 61% of the mortgage loans were acquired in 2003 and were recorded at fair value as of the purchase date. Approximately 28% of the
        Company's mortgage loan portfolio is located in Florida, Georgia, North
        Carolina and South Carolina and 17% is located in Illinois, Indiana,
        Michigan, Ohio and Wisconsin. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2009, was as follows: Office 32%, Industrial 23%, Residential 12%, Retail 6%,
        Apartment 2% and Other 25%. Two new mortgages were acquired in 2009 for
        $25,893, the majority of which related to an additional mortgage on the property of an indirect affiliate (see Note 16). The Company purchased
        95 existing residential reverse mortgages in 2007. These reverse mortgages are first liens on the related residential properties located primarily in California and Florida. At December 31, 2009, the reported value of these reverse mortgages was $27,870. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time the loan was initiated was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor
        ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is
        62.5% of the underlying property value at the time of mortgage origination. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis. The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagee and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. As a result of this review, the Company recognized an impairment charge against earnings of
        $1,530 for the year ended December 31, 2009 related to four mortgage loans. There was no impairment charge recognized in 2008.

        Short-term investments primarily include commercial paper, money market funds and fixed income securities acquired with less than one year to maturity and are stated at amortized cost. Policy loans are carried at unpaid principal balances.

        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options are reported at fair value, which are determined from internal financial models and compared to fair values provided by counterparties. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value. The interest rate floors and swaps and credit default swaps are reported at fair value, which values are determined from models using market observable inputs or quoted prices from counterparties.

        Other invested assets are primarily comprised of limited partnerships.
        Limited partnerships are recorded at fair value using the net asset value per share under the equity method of accounting in accordance with authoritative guidance issued by the FASB where the Company owns 5% or more of the entity's equity (reported at cost where the Company owns less than 5%). The net asset value per share is the Company's share of the limited partnerships total equity. These investments are reviewed for impairment on a quarterly basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.
        Dividends are recorded on the ex-dividend date.

        The Company reviews its investments to determine if declines in value are other-than-temporary. During 2008, the general credit markets were distressed and there was illiquidity in many of the markets where the
        Company trades its fixed income securities. This distress and illiquidity significantly impacted the fair values of the Company's fixed income securities as of December 31, 2008. The credit market conditions improved significantly during 2009 and, as a result, the unrealized losses in the Company's fixed income portfolio were lower at
        December 31, 2009 than at December 31, 2008. If the fair value of a debt security is less than its amortized cost basis at the balance sheet date, the Company must assess whether the impairment is
        other-than-temporary. For fixed income securities, the primary factor the Company considers in its assessment of whether a decline in value is other-than-temporary is the issuer's ability to pay the amounts due according to the contractual terms of the investment. Additional factors considered in evaluating whether a decline in value is
        other-than-temporary are the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        Effective January 1, 2009, the Company implemented new guidance issued by the FASB that expands the determination of whether an impairment of debt securities is other-than-temporary and the determination of the amount of the impairment to charge against earnings. When an other-than-temporary impairment has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the
        Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings.
        If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into a credit related loss and a non-credit related loss. The credit related loss is measured as the difference between the present value of cash flows expected to be collected from the debt security and the debt security's amortized cost. The amount of the credit related loss is recognized as a charge against earnings. The difference between the unrealized loss on the impaired debt security and the credit related loss charged against earnings is the non-credit related loss that is recognized in accumulated other comprehensive loss.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the credit loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the credit related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security.
        Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        During 2009, 2008 and 2007, the Company recorded $71,471, $87,404 and
        $7,394, respectively, of realized losses as a result of
        other-than-temporary impairments. These losses are included in net impairment loss recognized in earnings in the consolidated statements of income. The Company was required to recognize the cumulative effect of initially applying this guidance. For the fixed income securities held at the beginning of 2009 for which an other-than-temporary impairment was previously recognized and the Company did not intend to sell and it was not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the cumulative effect of initially applying this guidance is recognized as an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income. The amount of the cumulative effect adjustment recognized by the Company was
        $7,050, which is reported in the accompanying consolidated statements of stockholder's equity.

        Cash
        Cash consists of demand deposits and non-interest bearing deposits held by custodial banks.

        Recognition of Traditional Life Revenue and Policy Benefits Traditional
        life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        The liabilities for the policy benefit reserves for traditional life insurance policies of $1,003,106 and $965,373 at December 31, 2009 and
        2008, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals that were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged primarily from
        6.00% to 9.00% in 2009 and 2008.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life
        Insurance Products and Investment Contracts ("Interest Sensitive
        Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances.
        Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the consolidated balance sheets as policyholder account balances of $23,244,885 and
        $21,648,394 at December 31, 2009 and 2008, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and fixed index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00% to 7.50%
        in 2009 and 2008. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        Guidance issued by the FASB requires that all derivatives be carried on the consolidated balance sheets at fair value, with certain changes in fair value reflected in other comprehensive income (loss) in the consolidated statements of stockholder's equity (for those derivatives designated as effective "cash flow hedges") while other changes in derivative fair value are reflected as net gains (losses) on derivatives in the consolidated statements of income. The changes in fair value of derivatives designated as effective fair value hedges and the changes in fair value of the hedged fixed income securities are reported as a component of net gains (losses) on derivatives. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net gains (losses) on derivatives in the period of change.

        The Company uses derivatives to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. The interest rate swaps are accounted for as either effective cash flow hedges, effective fair value hedges or as non-hedge derivatives. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.
        Effectiveness is evaluated on a retrospective and prospective basis.

        The Company has fixed indexed universal life and annuity products that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options and enters exchange listed futures contracts that compensate the Company for any appreciation over the strike price and substantively offsets the corresponding increase in the policyholder obligation. The futures contracts are adjusted to market value each day, which mark-to-market is settled in cash daily through the Company's variation margin accounts maintained with the counterparty. Gains (losses) during the time a futures contract is outstanding are reported as gains (losses) on derivatives. The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. In accordance with FASB guidance, the Company adjusts the carrying value of the options from amortized cost to fair value with any change reflected as net gains (losses) on derivatives in the consolidated statements of income. When the option matures, any value received by the Company is reflected as investment income offset by the amount credited to the policyholder.

        The Company follows authoritative guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. This guidance impacts two large coinsurance with funds withheld agreements with an outside reinsurance company applicable to specified annuity policies issued by the Company.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the consolidated balance sheets in short-term investments with a corresponding liability reported in repurchase agreements, other borrowings and collateral on derivatives.
        Collateral posted by the Company is reported in the consolidated balance sheets as other receivables.

        The Company applies the authoritative guidance for accounting for certain hybrid financial instruments. This guidance permits fair value measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. See Note 5 for additional discussion of the impact of the fair value guidance.

        Repurchase Agreements
        As part of its investment strategy, the Company enters into reverse repurchase agreements to increase the Company's investment return. The
        Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. As of December 31, 2009 and 2008, there were
        $2,424,585 and $2,683,285, respectively, of such agreements outstanding.
        The collateral for these agreements is held in fixed maturities in the consolidated balance sheets.

        Deferred Policy Acquisition Costs ("DAC")
        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting, and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits, subject to regular evaluation and retroactive revision to reflect actual emerging experience. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.

        Deferred Sales Inducements ("DSI")
        The Company defers certain sales inducement costs into a DSI asset.
        Sales inducements consist of premium bonuses and bonus interest on the
        Company's life and annuity products. The Company accounts and reports for certain sales inducements whereby capitalized costs are reported separately in the consolidated balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        To the extent that unrealized investment gains or losses on available-for-sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income (loss) as an offset to the unrealized investment gains or losses on available-for-sale securities.

        Present Value of Future Profits of Acquired Businesses ("PVFP")
        The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $2,733, $1,715, $1,312, $1,238, and $1,167 of the existing PVFP over the next five years.

        Retrospective adjustments of these amounts are made periodically upon revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies.
        Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        Policy Claims and Benefits Payable
        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future charges in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in current operations.

        Variable Life and Annuity Products
        The separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The
        Company reports its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The
        Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the consolidated balance sheets. The Company reports the fees earned for administrative and contractholder services performed for the separate accounts as other income in the consolidated statements of income.

        Dividends and Distributions
        Payment of dividends or other distributions are limited by statute, which is generally limited to the greater of the insurance company's statutory net income or 10% of the insurance company's statutory surplus.

        Federal Income Taxes
        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Comprehensive Income
        The Company follows the reporting concept of "Comprehensive Income"
        which requires the reporting of comprehensive income in addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized investment gains
        (losses) on available-for-sale securities, non-credit portion of OTTI, and interest rate swaps accounted for as cash flow hedges net of related adjustments to deferred policy acquisition costs, deferred sales inducements, and deferred income taxes and additional pension and post-retirement benefit liabilities.

        Reclassification
        Certain items in the 2008 and 2007 financial statements have been reclassified to conform to the 2009 presentation.

2.      Recently Issued Accounting Standards

        Fair Value Measurements
        The Company adopted FASB guidance that defined fair value and established a framework for measuring fair value on January 1, 2008. In
        September 2008, additional fair value guidance was issued and provides guidance for determining fair value of a financial asset when the market for that financial asset is not active. The adoption of this guidance primarily resulted in a change prospectively beginning on January 1,
        2008 in the discount rates used in the calculation of the fair values of the embedded derivative component of the Company's policy benefit reserves from risk-free interest rates to interest rates that include non-performance risk related to those liabilities. This change also impacted the calculation of the embedded derivatives contained in the
        Company's coinsurance with funds withheld reinsurance agreements. The adoption of the fair value guidance resulted in a net loss due to the change in the fair value of the embedded options related to policyholder obligations and change in fair value of the embedded derivatives on
        January 1, 2008 of $216,999. See Note 3 for additional discussion of the impact of the fair value guidance. The net loss impact of this change net of related adjustments in amortization of deferred policy acquisition costs and deferred sales inducements and income taxes was
        $47,644.

        In April 2009, the FASB issued additional guidance related to estimating fair value when the volume and level of activity for the asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate. The guidance also provides guidance on identifying transactions that are not orderly. In addition it requires additional disclosures about fair value measurements. The Company adopted this guidance for the year ended
        December 31, 2009. There was no material effect on the consolidated financial statements but the guidance did increase disclosure requirements about fair value measurements (refer to Note 3).

        In August 2009, the FASB issued further guidance on fair value measurements and disclosures related to measuring liabilities at fair value. This guidance provides clarification that in circumstances in which a quoted price in an active market for the identical liability is not available, a reporting entity is required to measure fair value using one or more of the following techniques: (1) a valuation technique that uses the quoted price of the identical liability when traded as an asset and/or quoted prices for similar liabilities when traded as assets, (2) another valuation technique that is consistent with the principles of fair value measurement guidance. The Company adopted the guidance for the year ended December 31, 2009. The new guidance did not have a material effect on the consolidated financial statements.

        In September 2009, the FASB issued new guidance for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent). The guidance permits the use of a practical expedient when determining the net asset value. If the practical expedient is used, increased disclosures are required. The
        Company adopted the guidance effective for the year ended December 31,
        2009. The new guidance did not have a material effect on our consolidated financial statements but it did increase our disclosures about fair value measurement.

        In January 2010, the FASB issued additional guidance on disclosures for fair value measurements. The new disclosures include gross presentation of activities within the Level 3 roll forward, adds a new requirement to disclose transfers in and out of Level 1 and 2 measurements, and clarifies two existing disclosure requirements related to the level of disaggregation of fair value measurements and disclosures regarding inputs and valuation techniques. This guidance is effective for fiscal years beginning after December 15, 2009, except for the gross presentation of the Level 3 roll forward information which is effective for fiscal years beginning after December 15, 2010. The Company believes the guidance will not have a material impact on the consolidated financial statements, but will increase the disclosures about fair value.

        Business Combinations
        In December 2007, the FASB issued updated guidance related to business combinations. This standard revises previously issued authoritative guidance and will change how companies account for business acquisitions. The new standard applies greater use of fair values to acquired assets and liabilities and will introduce more volatility into earnings subsequent to acquisitions. The Company adopted the guidance effective January 1, 2009 and will apply it to subsequent acquisitions.

        Noncontrolling Interests
        In 2009 the Company adopted revised guidance on accounting and reporting for noncontrolling interest in consolidated financial statements. The authoritative guidance changes the accounting and reporting for minority interests, which will now be characterized as noncontrolling interests.
        Upon adoption, noncontrolling interests will be classified as a component of stockholder's equity whereas prior to the new guidance minority interests were classified as a liability. The initial reported value of noncontrolling interests will be at fair value. According to this guidance net income includes the total income of all consolidated subsidiaries with separate disclosures on the face of the income statement of the income attributable to controlling and noncontrolling interests. Previously, net income attributable to the noncontrolling interest was reported as an operating expense in arriving at consolidated net income. The guidance also amends the accounting requirements for changes in a parent's ownership interest when the parent retains control and for changes in a parent's ownership interest that results in deconsolidation. The Company adopted the guidance as required for the year ended December 31, 2009 and the presentation and disclosure requirements have been applied retrospectively for the periods presented (refer to Note 6).

        In January 2010, the FASB issued guidance on accounting and reporting for decreases in ownership of a subsidiary. The guidance clarifies the scope of the decrease in ownership provisions to include a business or nonprofit activity as well as an entity that exchanges a group of assets that constitutes a business or nonprofit activity for an equity interest in another entity. The guidance also improves the disclosures for fair value measurements relating to retained investments in a deconsolidated subsidiary or a preexisting interest held by an acquirer in a business combination. This guidance is effective beginning in the period that an entity adopts the previous noncontrolling interest guidance which is the year ended December 31, 2009 for the Company.

        Derivative Instrument Disclosures
        In March 2008, the FASB issued authoritative guidance amending and expanding the disclosures previously required about derivative instruments and hedging activities The guidance requires disclosures that enhances understanding of 1) how and why an entity uses derivative instruments, 2) how derivatives and related hedged items are accounted for and 3) how derivative instruments affect an entity's financial position, results of operations and its cash flows. The Company adopted the guidance effective January 1, 2009 (refer to Note 5).

        Pension and post-retirement plan assets
        In December 2008, revised guidance was issued related to employer's disclosures about post-retirement benefit plan assets which provides guidance on an employer's disclosures about plan assets of a defined benefit pension or other post-retirement plan. This guidance was adopted for fiscal year 2009 as required and the expanded disclosures are included in Note 15.

        Other-Than-Temporary Impairments
        In April 2009, the FASB issued amended guidance on the recognition and presentation of an other-than-temporary impairment ("OTTI") and required additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity. The presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered OTTI if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an
        OTTI as well. In addition, the guidance changes how an entity recognizes an OTTI for a debt security by separating the loss between the amount representing the credit loss and the amount relating to other factors, if a holder does not have the intent to sell or it more likely than not will be required to sell prior to recovery of the amortized cost less any current period credit loss. Credit losses will be recognized in net income and losses relating to other factors will be recognized in other comprehensive income ("OCI"). If the holder has the intent to sell or it more likely than not will be required to sell before its recovery of amortized cost less any current period credit loss, the entire OTTI will continue to be recognized in net income. The adoption of the guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI. The Company adopted the guidance as required on January 1, 2009 and reclassified $7,050 from retained earnings to accumulated OCI and included the additional disclosures as required (refer to Note 1).

        Subsequent Events
        In May 2009, the FASB issued guidance related to subsequent events. The guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. The guidance defines the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and the disclosures that an entity should make about events or transactions that occurred after the balance sheet date.
        The Company adopted the guidance in 2009 (refer to Note 1).

        Transfers of Financial Assets
        In June 2009, the FASB issued amended guidance on accounting for transfers of financial assets. The guidance is designed to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
        This guidance is effective for fiscal years beginning after November 15,
        2009. The guidance will have an impact on the financial statements of the Company for any transfers of financial assets made subsequent to
        December 31, 2009.

        Variable Interest Entities
        In June 2009, the FASB issued amended guidance related to the consolidation of variable interest entities ("VIE"). The guidance requires an enterprise to perform an analysis to determine whether the company's variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a
        VIE as the company that (1) has the power to direct the activities of a
        VIE that most significantly impact the entity's economic performance and
        (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The guidance requires ongoing reassessments of whether the company is the primary beneficiary of a VIE. It also requires enhanced disclosures that will provide users of financial statements with more transparent information about a company's involvement with the VIE. The enhanced disclosures are required for any company that holds a variable interest in a VIE. The guidance is effective for fiscal years beginning after November 15,
        2009. The Company will re-evaluate its investments in limited partnerships to determine if there are VIE's which would require consolidation in accordance with this new guidance for the year ended
        December 31, 2010. The Company does not expect the adoption of this guidance to be material to the consolidated financial statements.

3.      Fair Value of Financial Instruments

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                          December 31, 2009                        December 31, 2008
                                                  -----------------------------------     ----------------------------------
                                                    Carrying             Estimated         Carrying             Estimated
                                                      Value             Fair Value           Value             Fair Value
Financial assets
    Fixed maturities,
     available-for-sale                             $22,256,805          $22,256,805       $20,400,384          $20,400,384
    Equity securities,
     available-for-sale                                 462,328              462,328           387,086              387,086
    Mortgage loans                                      241,001              207,576           252,485              208,396
    Short-term investments                              353,271              353,271           178,271              178,271
    Derivative instruments                              435,085              435,085           107,416              107,416
    Other invested assets                               337,514              362,471           377,954              371,650
    Reinsurance receivables                               6,676                6,676           (35,680)             (35,680)
    Separate account assets                             934,472              934,472           719,240              719,240
Financial liabilities
    Investment-type insurance contracts              12,808,780           11,444,929        12,572,411           10,986,737
    Repurchase agreements, other borrowings
      and collateral on derivatives                   2,974,315            2,974,315         3,049,335            3,049,335
    Derivative instruments                               51,187               51,187            47,123               47,123

        As discussed in Note 2 above, the FASB guidance on fair value measurements defines fair value, establishes a framework for measuring fair value and expands the required disclosures about fair value measurements. Per the guidance, fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds and non-interest bearing cash. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.
        Financial instruments that are generally included in this category include corporate bonds, asset backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and index life and annuity embedded derivatives.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        The following tables summarize the valuation of the Company's financial instruments presented in the consolidated balance sheets by the fair value hierarchy levels defined in the fair value measurements guidance:

                                                                                   December 31, 2009
                                                        -----------------------------------------------------------------------
                                                         Quoted prices      Significant
                                                           In active           other            Significant
                                                          Markets for        observable         unobservable
                                                         identical assets      inputs              inputs
                                                           (Level 1)         (Level 2)           (Level 3)         Total
    Assets
    Fixed maturities - available for sale
    U.S. government and agencies                                 $     -        $ 3,254,711            $     -     $ 3,254,711
    Corporate securities                                               -          6,617,649            754,956       7,372,605
    Residential mortgage-backed securities                             -          1,942,431          1,154,910       3,097,341
    Commercial mortgage-backed securities                              -          1,289,682             65,423       1,355,105
    Asset backed securities                                            -          1,943,826          2,836,787       4,780,613
    Other debt obligations                                             -          2,157,165            239,265       2,396,430
                                                        -----------------  -----------------  -----------------   -------------
    Total fixed maturities - available for sale                        -         17,205,464          5,051,341      22,256,805
    Equity securities - available for sale                             -            437,084             25,244         462,328
    Derivative instruments                                             -            435,085                  -         435,085
    Reinsurance receivables                                            -                  -              6,676           6,676
    Separate account assets                                      934,472                  -                  -         934,472

    Liabilities
    Policyholder account balances - index
          life and annuity embedded derivatives                  $     -           $      -          $  26,158          26,158
    Derivative instruments                                        23,159             28,028            $     -          51,187

                                                                                 December 31, 2008
                                                        -----------------------------------------------------------------------
                                                         Quoted prices      Significant
                                                           In active           other            Significant
                                                          Markets for        observable         unobservable
                                                         identical assets      inputs              inputs
                                                           (Level 1)         (Level 2)           (Level 3)         Total
    Assets
    Fixed maturities - available for sale                        $     -       $ 15,255,917        $ 5,144,467    $ 20,400,384
    Equity securities - available for sale                             -            310,564             76,522         387,086
    Derivative instruments                                         1,602            105,814                  -         107,416
    Reinsurance receivables                                            -                  -            (35,680)        (35,680)
    Separate account assets                                      719,240                  -                  -         719,240

    Liabilities
    Policyholder account balances - index
          life and annuity embedded derivatives                  $     -           $      -         $ (416,478)    $  (416,478)
    Derivative instruments                                             -             47,123                  -          47,123

        Approximately 23% and 25% of the total fixed maturities are included in the Level 3 group at December 31, 2009 and 2008, respectively.

        The preceding financial instruments are reported at fair value in the consolidated balance sheets. Methods and assumptions used to determine the fair values are described in Note 1.

        The following tables summarize the Level 3 fixed maturity and equity security investments by valuation methodology as of December 31, 2009 and 2008:

                                                        ---------------------------------------------------------
                                                                           December 31, 2009
                                                        ---------------------------------------------------------
                                                          Third-party            Priced
                                                            vendors            internally            Total
                                                        ---------------------------------------------------------

    Assets
    U.S. government and agencies                                     $ -                  $ -                $ -
    Corporate securities                                         181,604              573,352            754,956
    Residential mortgage-backed securities                         2,350            1,152,560          1,154,910
    Commercial mortgage-backed securities                         50,965               14,458             65,423
    Asset backed securities                                       96,342            2,740,446          2,836,788
    Other debt obligations                                       118,179              121,085            239,264
                                                        -----------------  -------------------  -----------------
    Total fixed maturities - available for sale                  449,440            4,601,901          5,051,341
    Equity securities - available for sale                             -               25,244             25,244
                                                        -----------------  -------------------  -----------------
    Total                                                      $ 449,440          $ 4,627,145        $ 5,076,585
                                                        -----------------  -------------------  -----------------
    Percent of total                                                  9%                  91%               100%
                                                        -----------------  -------------------  -----------------

                                                                 December 31, 2008
                            ------------------------------------------------------------------------------------------------
                                                                       Mortgage or                              Percent
                                  All                Private           other asset                                 of
                                 Other             Placements        backed securities        Total              Total

Source of valuation
Priced internally                  $  84,124           $  394,259         $ 4,183,371         $ 4,661,754               89%
Third-party vendors                  213,992              229,586             115,657             559,235               11%
                            -----------------   ------------------   -----------------  ------------------   ---------------

Total                             $  298,116           $  623,845         $ 4,299,028         $ 5,220,989              100%
                            -----------------   ------------------   -----------------  ------------------   ---------------

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2009 are as follows:

                                                                                                                   Total
                                                                                                               Gains (Losses)
                                                                                                                Included In
                                         Total Realized and Unrealized                                           Net Income
                                               Gains (losses)                                                    Related to
                                         ---------------------------
                           Beginning                   Included in    Purchases,                     Ending     Instruments
                            Balance                       Other      Issuances, and Transfers in    Balance     Still Held at
                            December     Included in   Comprehensive Settlements    and/or out of   December    the Reporting
                            31, 2008      Net Income      Income        (net)       Level 3 (A)     31, 2009        Date
                          ---------------------------------------------------------------------------------------------------

Assets
Fixed maturities -
available for sale
U.S. government
and agencies                     $ 350            $ -           $ -        $ (350)           $ -           $ -           $ -
Corporate                      685,419        (15,881)       63,431        52,719        (30,731)      754,957         1,730
Residential
mortgage-backed
securities                     674,905         37,142       (58,819)     (182,580)             -       470,648        (6,707)
Commercial
mortgage-backed
securities                     779,207        (38,297)       65,224       (45,507)       (10,942)      749,685        (5,165)
Asset-backed
securities                   2,909,773        (50,704)     (272,470)      428,053       (177,866)    2,836,786             -
Other debt
obligations                     94,813         (1,899)       (3,638)      173,809        (23,820)      239,265           261
                          -------------  ------------- ------------- -------------  ------------- ------------- -------------
Total fixed maturities       5,144,467        (69,639)     (206,272)      426,144       (243,359)    5,051,341        (9,881)
Equity securities               76,522        (21,369)       10,890       (15,102)       (25,697)       25,244             -
Reinsurance receivables        (35,680)        42,356             -             -              -         6,676      $ 42,356

Liabilities
Policy account balances -
index life and annuity
embedded derivatives (B)      (416,478)      (442,636)            -             -              -        26,158    $ (442,636)

                                                  Total Realized and Unrealized
                                                         Gains (losses)
                                                --------------------------------
                                  Beginning                       Included in     Purchases,                         Ending
                                   Balance                           Other       Issuances, and    Transfers in      Balance
                                   December      Included in      Comprehensive   Settlements     and/or out of     December
                                   31, 2007      Net Income          Income          (net)         Level 3 (A)      31, 2008
                                -------------------------------------------------------------------------------------------------

Assets
Fixed maturities and
equity securities                  $ 2,194,357       $ (33,948)       $ (33,457)    $ 1,893,605      $ 1,200,432     $ 5,220,989
Reinsurance
receivables (C)                        143,517        (179,197)               -               -                -         (35,680)

Liabilities
Policy account balances -
index life and annuity
embedded
derivatives (B) and (D)              $ (52,798)      $ 363,680              $ -             $ -              $ -      $ (416,478)

        Policy account balances - index life and annuity embedded derivatives exclude host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the consolidated statements of income.

        (A)     Included in the transfers in and/or out line above is $453,447 and $100,072 of securities that were priced using unobservable data at December 31, 2008 and 2007, respectively and were
                transferred to a pricing service that uses observable market data in the prices and $184,391 and $1,300,504 of securities that were transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2009 and
                2008

        (B)     The transfers in and/or out above excludes host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the
                consolidated statements of income.

        (C)     Includes ($507,619) due to the impact of the adoption of fair value guidance and $328,422 due to the change in fair value of embedded derivatives.

        (D)     Includes $290,620 due to the impact of the adoption of fair value guidance and $73,060 due to the change in fair value of embedded derivatives

        The Company adopted the new guidance for the fair value measurement of investments in certain entities that calculate net asset value per share
        (or its equivalent) for the year ended December 31, 2009. The new guidance permit, as a practical expedient, a reporting entity to measure the fair value of an investment on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its equivalent) is calculated in a manner consistent with the measurement guidance issued by the FASB for investment companies as of the reporting entity's measurement date. The following table shows the investments which are included in other invested assets on the consolidated balance sheet:

                                                                        December 31, 2009
                                                               ---------------------------------------
                                                                   Fair                 Unfunded
                                                                   value              commitments
                                                               ---------------------------------------

Limited partnership interests by underlying investments:
Fixed income                                                          $ 226,862              $ 75,895
Private equity                                                           95,846                19,533
Real estate                                                              39,707                33,976
Other                                                                        56                     -
                                                               -----------------   -------------------

Total                                                                 $ 362,471             $ 129,404
                                                               -----------------   -------------------

        The limited partnership investments are not redeemable at specific time periods. The Company receives periodic distributions from these investments while maintaining the investment for the long-term.

        The Company has adopted the guidance on fair value option for financial assets and financial liabilities. This guidance allows the Company to elect to fair value certain financial assets and financial liabilities.
        The election is irrevocable and is made contract by contract. The
        Company has not elected to utilize fair value option for any of its eligible financial assets or financial liabilities.

4.      Investments and Investment Income

        Fixed Maturities and Equity Security Investments
        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2009 and 2008 are as follows:

                                                                     December 31, 2009
                                          ----------------------------------------------------------------------
                                                                 Gross            Gross           Estimated
                                             Amortized         Unrealized       Unrealized           Fair
                                                Cost             Gains            Losses            Value
Fixed maturities
    U.S. government and agencies               $ 3,516,095         $ 20,070        $ 281,455        $ 3,254,710
    Corporate securities                         7,707,269          308,254          642,916          7,372,607
    Residential mortgage-backed
      securities                                 2,990,682          180,952           74,293          3,097,341
    Commerical mortgage-backed
      securities                                 1,758,406           17,680          420,981          1,355,105
    Asset backed securities                      4,958,375          118,026          295,788          4,780,613
    Other debt securities                        2,477,201           32,623          113,395          2,396,429
                                          -----------------  ---------------  ---------------  -----------------
        Total fixed maturities                  23,408,028          677,605        1,828,828         22,256,805
Equity securities                                  468,575           17,928           24,175            462,328
                                          -----------------  ---------------  ---------------  -----------------
        Total available-for-sale               $23,876,603        $ 695,533       $1,853,003        $22,719,133
                                          -----------------  ---------------  ---------------  -----------------

                                                                    December 31, 2008
                                          ----------------------------------------------------------------------
                                                                 Gross            Gross           Estimated
                                             Amortized         Unrealized       Unrealized           Fair
                                                Cost             Gains            Losses            Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                              $ 3,937,261        $ 206,003         $ 57,411        $ 4,085,853
    Corporate securities                         8,244,486          111,253        1,489,118          6,866,621
    Mortgage-backed securities                  10,045,328          437,696        1,141,374          9,341,650
    Other debt securities                          115,050            1,254           10,044            106,260
                                          -----------------  ---------------  ---------------  -----------------
             Total fixed maturities             22,342,125          756,206        2,697,947         20,400,384
Equity securities                                  487,089            7,640          107,643            387,086
                                          -----------------  ---------------  ---------------  -----------------
             Total available-for-
              sale                             $22,829,214        $ 763,846       $2,805,590        $20,787,470
                                          -----------------  ---------------  ---------------  -----------------

        The following table shows the Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                                                 December 31, 2009
                           ----------------------------------------------------------------------------------------
                               Less than 12 months           12 months or more                   Total
                           ----------------------------  ---------------------------   ----------------------------
                               Fair        Unrealized        Fair       Unrealized         Fair        Unrealized
                              Value          Losses         Value         Losses          Value          Losses

Fixed maturities
   U.S. government and
     agencies                 1,944,502        140,052        463,671       141,403     $ 2,408,173      $ 281,455
   Corporate securities         609,100         34,394      3,221,176       608,522       3,830,276        642,916
   Residential mortgage-
     backed securities          371,533         50,065        189,245        24,228         560,778         74,293
   Commercial mortgage-
     backed securities           31,679          2,428      1,150,235       418,553       1,181,914        420,981
   Asset backed securities    1,442,584         54,538      1,260,694       241,250       2,703,278        295,788
   Other debt securities      1,205,209         47,817        524,237        65,578       1,729,446        113,395
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total fixed
           maturities         5,604,607        329,294      6,809,258     1,499,534      12,413,865      1,828,828
Equity securities                25,775            213        189,218        23,962         214,993         24,175
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total available-
           for-sale          $5,630,382      $ 329,507     $6,998,476   $ 1,523,496    $ 12,628,858    $ 1,853,003
                           -------------   ------------  -------------  ------------   -------------   ------------

                                                                December 31, 2008
                           ----------------------------------------------------------------------------------------
                               Less than 12 months           12 months or more                   Total
                           ----------------------------  ---------------------------   ----------------------------
                               Fair        Unrealized        Fair       Unrealized         Fair        Unrealized
                              Value          Losses         Value         Losses          Value          Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                  $ 616,507      $  28,103      $ 294,690     $  29,308      $  911,197      $  57,411
   Corporate securities       2,113,083        474,514      3,209,972     1,014,604       5,323,055      1,489,118
   Mortgage-backed
    securities                1,994,476        323,106      1,618,594       818,268       3,613,070      1,141,374
   Other debt securities         37,566          2,589         42,214         7,455          79,780         10,044
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total fixed
           maturities         4,761,632        828,312      5,165,470     1,869,635       9,927,102      2,697,947
Equity securities                52,359          9,190        189,218        98,453         241,577        107,643
                           -------------   ------------  -------------  ------------   -------------   ------------
          Total available-
           for-sale          $4,813,991      $ 837,502     $5,354,688   $ 1,968,088    $ 10,168,679    $ 2,805,590
                           -------------   ------------  -------------  ------------   -------------   ------------

        At December 31, 2009, the Company held approximately 4,749 positions in fixed income and equity securities. The above table, as of December 31,
        2009 includes 960 securities of 661 issuers. Approximately 79% of the unrealized losses on fixed maturities at December 31, 2009 were securities rated investment grade. Investment grade securities are defined as those securities rated AAA through BBB- by Standard & Poors.
        Approximately 21% of the unrealized losses on fixed maturities at
        December 31, 2009 were on securities rated below investment grade.
        Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. At December 31, 2009, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 87% of amortized cost. The following summarizes the unrealized losses by investment category as of December
        31, 2009.

        U.S Government and agencies: The unrealized losses on U. S Government and agencies are primarily due to the increases in market interest rates since the securities in an unrealized loss position were purchased by the Company. The Company does not intend to sell or believe it will be required to sell these securities prior to recovery of each security's amortized cost, therefore the securities in these categories are not considered other-than-temporarily impaired at December 31, 2009.

        Corporate: The largest unrealized losses in this category are in the financial services sector, primarily commercial banking. The unrealized losses in the banking sector are primarily due to a decrease in market liquidity, concerns regarding possible takeover of banking institutions by government agencies and concerns regarding the underlying credit quality of subprime mortgage loans and other commercial loans. These concerns are impacting foreign banks and large U.S national and regional banks. Other industry sectors with large unrealized losses include hospitality, gaming and insurance. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes other-than-temporary impairments if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Residential mortgage-backed securities ("RMBS"): The unrealized losses on RMBS are concentrated in the non-agency sector and are primarily due to concerns regarding mortgage defaults on Alt-A and other risky mortgages. These concerns result in some illiquidity in the market and spread widening on those securities that are being traded. During 2009, there was an insignificant amount of new non-agency RMBS issuance and the secondary market for these securities was inactive. This illiquidity contributed to the depressed fair values of non-agency RMBS. The Company performs various stress tests on the cash flow projections for these securities and in situations where it is determined the projected cash flows cannot support the contractual amounts due the Company, an other-than-temporary impairment is recognized. In situations where the projected cash flows indicate the Company will receive the amounts it is contractually due and the Company does not intend or believe it will be required to sell these securities before recovery of its amortized cost, an other-than-temporary impairment is not recognized.

        Commercial mortgage-backed securities ("CMBS"): A substantial amount of the Company's unrealized losses at December 31, 2009 were in CMBS and are primarily attributable to illiquidity in that sector and concerns regarding the potential for future commercial mortgage defaults. There was very little trading occurring in the CMBS market during 2008 and
        2009 due to the wide spreads embedded in the bid prices and a lack of security holders willing to sell at these price levels. In addition, several market makers pulled back from trading these securities in 2008 and 2009. The market activity has marginally improved for CMBS towards the end of 2009. The Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. The Company did recognize other-than-temporary impairments on CMBS during 2009 in situations where the projected cash flows indicated the Company would not receive all amounts contractually due from the securities. The
        Company has performed cash flow projection analyses on all of its other
        CMBS and in those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an other-than-temporary impairment is not recognized.

        Asset-backed securities ("ABS"): The unrealized losses in the ABS category are primarily related to securities collateralized by home equity loans, automobile loans and other consumer finance loans. The unrealized losses are due to concerns regarding actual defaults by borrowers within the collateral pools. The Company stress tests the projected cash flows of its ABS and recognizes other-than-temporary impairments in situations where the testing indicates the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an other-than-temporary impairment is not recognized.

        Other debt obligations: This category primarily consists of municipal bonds, school district tax credit bonds and credit tenant loans. The unrealized losses in this category are the result of widening spreads in the municipal and tax credit bond markets. In addition, unrealized losses related to credit tenant loans are the result of concerns regarding the credit worthiness of the building tenants and illiquidity in this market sector. The Company monitors the creditworthiness of the obligors and recognizes other-than-temporary impairments in situations where it is determined the Company will not receive all amounts contractually due from the securities. In those situations where it appears the Company will receive all amounts contractually due and it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost, an other-than-temporary impairment is not recognized.

        Equity securities: This category primarily consists of non-redeemable preferred stocks in the financial services sector. The unrealized losses are the result of concerns regarding the quality of the underlying assets within the financial institutions, primarily banking institutions. The Company has recognized other-than-temporary impairments in situations where the Company has determined it will not receive all amounts contractually due. In other situations the Company has determined it does not intend or believe it will be required to sell these securities prior to recovery of amortized cost and an other-than-temporary impairment has not been recognized.

        As a result of the Company's review of other-than-temporary impairments of investment securities, the Company took write-downs during 2009, 2008 and 2007 as summarized in the following table:

                                                                      2009          2008          2007
General Description
Corporate securities                                                 $ 28,220      $ 51,853        $4,283
Residential mortgage-backed securities                                  3,986             -             -
Commercial mortgage-backed securities                                  37,570        11,142             -
Asset-backed securities                                                   165        16,176         2,506
Preferred stock                                                             -         8,233             -
Commercial mortgage loans                                               1,530             -           605
                                                                   -----------   -----------   -----------

Net impairment loss recognized in earnings                           $ 71,471      $ 87,404        $7,394
                                                                   -----------   -----------   -----------

                                                                      2009
General Description
Residential mortgage-backed securities                                     56
Commercial mortgage-backed securities                                   6,756
Asset-backed securities                                                 6,008
                                                                   -----------

Total OTTI losses in accumulated OCI                                 $ 12,820
                                                                   -----------

        The following chart is a rollforward of credit losses for the year ended
        December 31, 2009 on debt securities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

                                                                      2009
                                                                   -----------
Balance, January 1, 2009                                              $ 1,237
Additions for newly impaired securities                                52,208
Additions for previously impaired securities                            1,417
Reductions for impaired securities sold                               (25,226)
                                                                   -----------

Balance, December 31, 2009                                           $ 29,636
                                                                   -----------

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2009 and 2008, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                   2009                                   2008
                                                   -------------------------------------  ------------------------------------
                                                      Amortized           Estimated          Amortized          Estimated
                                                         Cost            Fair Value             Cost            Fair Value

Due in one year or less                                   $  98,940           $  94,482         $  118,375         $  110,912
Due after one year through five years                     1,591,569           1,570,708          1,452,782          1,261,673
Due after five years through ten years                    3,247,617           3,309,331          3,043,991          2,480,291
Due after ten years                                       9,523,683           8,747,613          7,681,649          7,205,858
Securities not due at a single maturity date
  (primarily mortgage-backed securities)                  8,946,219           8,534,671         10,045,328          9,341,650
                                                   -----------------  ------------------  -----------------  -----------------
             Total fixed maturities                     $23,408,028         $22,256,805        $22,342,125        $20,400,384
                                                   -----------------  ------------------  -----------------  -----------------

        Midland National is a member of the Federal Home Loan Bank of Des Moines
        ("FHLB"). In order to maintain its membership, the Company was required to purchase FHLB equity securities that collectively total $25,619 as of
        December 31, 2009 and 2008. These securities are included in equity securities and are carried at cost which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the
        Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At
        December 31, 2009 and 2008, the Company had an outstanding advance of
        $349,870 from FHLB (see Note 7).

        Investment Income and Investment Gains (Losses) Major categories of investment income reflected in the consolidated statements of income are summarized as follows:

                                                              2009              2008               2007

Gross investment income
    Fixed maturities                                       $1,134,910        $1,090,408         $ 980,599
    Equity securities                                          24,005            21,087            30,345
    Mortgage loans                                             13,591            17,853            18,370
    Policy loans                                               21,830            22,155            21,333
    Short-term investments                                      1,269            11,356            23,435
    Derivative instruments                                    (70,064)          (93,490)          118,670
    Other invested assets                                     (26,654)           12,281            74,583
                                                      ----------------  ----------------   ---------------
             Total gross investment income                  1,098,887         1,081,650         1,267,335
Less:  Investment expenses                                     39,279           115,210           131,697
                                                      ----------------  ----------------   ---------------
             Net investment income                         $1,059,608         $ 966,440        $1,135,638
                                                      ----------------  ----------------   ---------------

        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major categories of realized investment gains (losses) reflected in the consolidated statements of income are summarized as follows:

                                                               2009              2008               2007

Fixed maturities                                             $ 176,244         $ 134,848         $  88,216
Equity securities                                              (19,902)          (17,472)          (10,195)
Mortgage loans                                                    (600)                -                45
Short-term investments                                            (915)              399             1,265
                                                       ----------------  ----------------   ---------------
             Net investment gains (losses)                   $ 154,827         $ 117,775         $  79,331
                                                       ----------------  ----------------   ---------------

        Included in realized investment gains (losses) on the fixed maturities in 2009, 2008 and 2007 are gains of $1,408, $6,771 and $1,560, respectively, related to recoveries from Enron, Inc. and WorldCom, Inc.
        The Company sold its investments in Enron, Inc. and WorldCom, Inc. in
        2001 and 2002 and recorded pre-tax losses of $45,951. The recoveries, which cumulatively total $18,886, are the result of a federal securities law class actions brought on behalf of Enron, Inc. and WorldCom, Inc.
        securities purchasers against various parties involved with Enron, Inc.
        and WorldCom, Inc.

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding other-than-temporary impairments, maturities, calls, and prepayments) during 2009, 2008 and 2007 were as follows:

                                        2009                         2008                        2007
                          ------------------------------  -------------------------- ---------------------------
                               Fixed          Equity         Fixed        Equity         Fixed        Equity
                             Maturities     Securities    Maturities    Securities    Maturities    Securities

Proceeds from sales        $  6,155,856    $ 100,281     $ 7,203,254     $ 138,230    $ 8,029,528    $ 583,672
Gross realized gains            377,031        6,219         200,056         1,014         54,114        5,334
Gross realized (losses)        (215,126)     (26,122)        (68,395)      (18,485)       (54,065)     (15,325)

        Credit Risk Concentration
        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government
        Agency or Authority, the Company had no investments which exceeded 10%
        of the Company's stockholder's equity at December 31, 2009.

        Other
        At December 31, 2009 and 2008, securities with reported values of $3,632 and $3,756, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the consolidated balance sheets at fair value and have an amortized cost of $3,304 and $3,338, respectively.

        During 2009, the Company completed a re-securitization transaction by transferring non-agency RMBS securities with a book value of $309,888 to a special interest entity, which then transferred the securities to a non-affiliated Trust. The cash flows from the transferred securities will be used to service re-tranched and re-rated securities issued by the Trust. Upon completion of the re-securitization, the previous carrying amount of the transferred securities was allocated to the securities issued by the Trust. The Trust sold re-issued securities with an allocated book value of $77,553 to unaffiliated third parties for cash proceeds of $62,469. These proceeds were transferred to the Company along with the beneficial interests in the remaining re-securitized securities. The Company recognized a loss of $15,084 related to this transaction. The beneficial interests in the remaining securities issued by the Trust have been retained by the Company and have a carrying value equal to the prior carrying value of the transferred securities less the carrying value allocated to the re-securitized securities sold.

5.      Derivative Instruments and Hedging Activities

        The following table presents the notional amounts and fair value of derivative instruments:

                                                                       December 31, 2009
                                                           Notional
                                                            Amount            Assets          Liabilities
Derivatives not designated
  as hedging instruments:

Put options (1)                                               N/A                       3                 -
Interest rate swaps (1)                                       178,578               2,914             2,538
Credit default swaps - receive (1)                            243,625               5,509             8,389
Credit default swaps - pay (1)                                 56,000                   -            16,593
Floors (1)                                                    113,000               3,629                 -
Embedded derivatives in:
  Index life and annuity products (2)                         N/A                       -            26,158
  Index annuity products ceded (3)                            N/A                  (6,132)                -
  Index annuity funds withheld (3)                            N/A                  12,808                 -
  Hybrid instruments (4)                                      N/A                 357,239                 -
Futures (1)                                                 1,006,838             172,568                 -
Call options (1)                                            2,587,120             249,180                 -
Written options (1)                                           322,035                   -            23,159

Derivatives designated
  as hedging instruments:
Interest rate swaps - effective cash flow (1)                  23,810               1,282                 -
Interest rate swaps - effective fair value (1)                 18,450                   -               508

                                                                          December 31, 2008
                                                           Notional
                                                            Amount            Assets          Liabilities
Derivatives not designated
  as hedging instruments:

Put options (1)                                               N/A                     257                 -
Interest rate swaps (1)                                        76,181               8,199             1,771
Credit default swaps - receive (1)                            249,625               8,344             7,673
Credit default swaps - pay (1)                                 56,000                   -            36,863
Floors (1)                                                    113,000               8,194                 -
Embedded derivatives in:
  Index life and annuity products (2)                         N/A                       -          (416,478)
  Index annuity products ceded (3)                            N/A                (115,598)                -
  Index annuity funds withheld (3)                            N/A                  79,918                 -
  Hybrid instruments (4)                                      N/A                 397,731                 -
Futures (1)                                                   318,413              23,702                 -
Call Options (1)                                            3,100,615              55,195                 -
Written Options (1)                                                 -                   -                 -

Derivatives designated
  as hedging instruments:
Interest rate swaps - effective cash flow (1)                  23,810               3,525                 -
Interest rate swaps - effective fair value (1)                 23,450                   -               817

(1) Carried on the Company's balance sheets in derivative instruments
(2) Carried on the Company's balance sheets in policyholder account balances
(3) Carried on the Company's balance sheets in reinsurance receivables
(4) Carried on the Company's balance sheets in fixed maturities, available for sale, at fair value

        Index Options and Futures
        The Company uses various derivative instruments to manage its exposure to interest rate risk and to meet its policy guarantee obligations. The
        Company has index annuity and index universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the
        Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indexes. The Company classifies these options and futures as derivative instruments. The Company amortizes the cost of the index options against investment income over the term of the option, which is typically one year. When the options mature, the value received by the Company is reflected as net investment income in the consolidated statements of income. The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the difference between market value and amortized cost of index options and the change in the futures variation margin accounts as gain (loss) on derivatives.

        The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the
        Company's credit risk and additional provision for adverse deviation.
        This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the statements of income as a gain (loss) on derivatives.

        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer. Under applicable guidance, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the
        Company. The embedded derivatives contained in the funds withheld liability have characteristics similar to a total return swap since the
        Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the funds withheld portfolio and the fair value of the policy liabilities estimated from cash flow models. The value of the embedded derivative is reported in the consolidated balance sheets in reinsurance receivables. The net change in the reported value of the embedded derivatives is reported in net gain (loss) on derivatives in the consolidated statements of income.

        Cash Flow Hedges
        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows on specific fixed income securities to fixed over the life of the swaps.
        These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value in the consolidated balance sheets with the change in fair value reported as a component of other comprehensive income for the effective portion of the hedge. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated
        fair value of the applicable interest rate swaps excludes the current period accruals. The following table presents the impact of cash flow hedges on the consolidated financial statements before adjustments to intangibles and deferred income taxes.

          -------------------------------------------------------------------------------  ------------------------------
                                      Effective portion                                            Ineffective portion
          -------------------------------------------------------------------------------  ------------------------------
              Derivative in                              Income            Gain(Loss)
                Subtopic                                Statement         Reclassified
                 815-20          Gain (Loss)           Location of            from             Income
                Cash Flow          in Other            Gain (Loss)         Accumulated        Statement       Ineffective
                 Hedging        Comprehensive       reclassified from          OCI           Location of      Gain (Loss)
  Year        Relationships         Income           Accumulated OCI       into income       Gain (Loss)       in Income
--------- ------------------  -------------------  --------------------  ----------------  ----------------  ------------

                                                      Net realized                            Net gains
                Interest                               investment                             (losses)
  2009         rate swaps          ($2,243)          gains (losses)            $0          on derivatives          $0

                                                      Net realized                            Net gains
                Interest                               investment                             (losses)
  2008         rate swaps            $786            gains (losses)            $0          on derivatives          $0

        Fair Value Hedges
        The Company has entered into interest rate swap agreements that pay a variable rate of interest to the Company and the Company pays a fixed rate of interest to the counterparty. These swaps hedge the fair value of specific available-for-sale fixed income securities and are important components of the Company's asset-liability management. It is anticipated that changes in the fair values of the fixed income securities due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are considered effective hedges and are reported in the consolidated balance sheets at fair value with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains on derivatives in the consolidated statements of income. Periodic fair value interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals. The following table presents the impact of fair value hedges on the consolidated statements of income.

                                                                                       Amount of Gain or (Loss)
          Derivative in Subtopic                 Location of Gain or (Loss)              Recognized in Income
            815-20 Fair Value                       Recognized in Income                    on Derivatives
          Hedging Relationships                        on Derivatives                  2009              2008
--------------------------------------------------------------------------------  ---------------  ------------------

           Interest rate swaps               Net gain/(loss) on derivatives            $309             ($531)

    Fixed rate fixed income securities       Net gain/(loss) on derivatives            $503            ($3,230)

        Other Derivatives
        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer.
        During 2008, the Company purchased interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees. These swaps and floors are reported at fair value in the consolidated balance sheets and changes in the fair value are reported as a component of net gains (losses) on derivatives in the consolidated statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow and fair value interest rate swaps. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals. The following table presents the impact of other derivatives on the consolidated statements of income.

                                                                                          Amount of Gain or (Loss)
          Derivative not designated                  Location of Gain or (Loss)             Recognized in Income
           as Hedging Instruments                       Recognized in Income                  on Derivative
            under Subtopic 815-20                           on Derivative                  2009             2008
------------------------------------------------------------------------------------- ---------------- ----------------

Interest rate swaps                                    Net investment income                   (4,685)             215
Interest rate swaps                                Net gain/(loss) on derivatives              (6,052)          13,940
Credit default swaps - receive                     Net gain/(loss) on derivatives              (4,542)          (1,599)
Credit default swaps - pay                         Net gain/(loss) on derivatives              20,271          (41,456)
Floors                                             Net gain/(loss) on derivatives              (4,565)           5,546
Embedded derivatives in:
  Index life and annuity products                  Net gain/(loss) on derivatives            (442,636)         363,680
  Index annuity products ceded                     Net gain/(loss) on derivatives             109,465         (110,609)
  Index annuity funds withheld                     Net gain/(loss) on derivatives             (67,110)         (68,588)
  Hybrid instruments                               Net gain/(loss) on derivatives             (40,492)          (2,869)
Futures                                            Net gain/(loss) on derivatives             118,925         (141,390)
Options                                                Net investment income                  (65,379)         (92,298)
Options                                            Net gain/(loss) on derivatives             158,845          (50,759)

        Collateral posted by counterparties at December 31, 2009 and 2008, applicable to derivative instruments was $199,861 and $16,180, respectively, and is reflected in the consolidated balance sheets in short-term investments. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements, other borrowings and collateral on derivatives. Collateral posted by the
        Company at December 31, 2009 and 2008 applicable to derivative instruments was $20,350 and $38,610, respectively, and is reflected in the consolidated balance sheets as other receivables.

        Hybrid Financial Instruments
        As of December 31, 2009 and 2008, the Company held eight securities with embedded derivatives and the Company has elected fair value measurement in accordance with the guidance. As such, any change in the fair value of the security is reported as gains (losses) on derivatives. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2009 was $400,600 and $357,239 respectively.
        During 2009, the Company reported ($40,492) as gains (losses) on derivatives related to hybrid securities. At December 31, 2008, the amortized cost and fair value of the Company's hybrid securities was
        $400,600 and $397,731, respectively. The loss reported during 2008 was
        $2,869. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.

6.      Noncontrolling Interests

        During 2008, the Company became a limited partner in a variable interest entity and the Company is considered the primary beneficiary. As such, the assets, liabilities and results of operations and cash flows of the variable interest entity have been consolidated in the accompanying consolidated financial statements. The variable interest entity,
        Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC
        (the "Fund"), is a private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company holds a 50.9% interest in the Fund as of December
        31, 2009. North American holds a 25.5% interest in the Fund at December
        31, 2009. The general partner of the Fund is a related party, Guggenheim
        Partners Asset Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the
        Company reports these unrealized gains and losses in the same manner.
        The amount of unrealized gain in 2009 and 2008 of $35,795 and $27,442, respectively is reported in the accompanying consolidated statements of income as net unrealized gain from variable interest entity. The other operations of the Fund are reported as components of net investment income and net realized investment gains. The income after taxes from the Fund in 2009 and 2008 was $135,003 and $17,328, of which $38,827 and
        $5,446 is allocated to the interests held by North American and $18,546 and $991, respectively, is allocated to noncontrolling interests. At
        December 31, 2009 and 2008, the Fund had total assets of $1,444,376 and
        $372,647, respectively. Included in equity at December 31, 2009 and 2008 is $504,190 and $133,837, respectively, of noncontrolling interests.

                                                                                   2009                2008

         Net income attributable to Midland National                             $  219,498          $  244,678
         Transfers (to) from the noncontrolling interest
         Decrease in Midland National's paid-in capital for
         additional capital contributions to the Fund                               (16,880)                  -
                                                                          ------------------  ------------------

         Change from net income attributable to Midland
         National and transfer (to) from noncontrolling interest                 $  202,618          $  244,678
                                                                          ------------------  ------------------

        The Company evaluates their investments in limited partnerships annually to determine if any are VIEs and would require consolidation into the
        Company's financial statements (refer to Note 1).

7.      Borrowings

        At December 31, 2009 and 2008, the Company has outstanding borrowings of
        $349,870 from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivatives.
        The borrowings outstanding at December 31, 2009 have maturity dates in
        March, July and November, 2010. The Company renewed the borrowings that matured in March 2010 for a borrowing that will mature on March 15, 2011 at an interest rate of 0.53%. Interest expense incurred during 2009 and
        2008 was $4,594 and $5,044, respectively, and is reported as a component of net investment income. The fair value of this borrowing approximates its reported value due to its short maturity.

        In accordance with the FHLB membership agreement, the Company was required to purchase FHLB common stock. At December 31, 2009 and 2008 the Company held $25,619 of FHLB common stock. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

8.      Property, Plant and Equipment

        The following summarizes property, plant and equipment:

                                                  Range of
                                                Useful Lives            2009              2008
Land                                                  -                $  3,029          $  3,029
Land improvements                                 20 years                  761               761
Buildings and improvements                        39 years               17,425            22,214
Leasehold improvements                            40 years                   20                67
Furniture and fixtures                            10 years                4,927             4,643
Computer equipment and software                 3 - 10 years             37,638            36,155
Other                                            3 - 5 years                 49                49
                                                                  --------------  ----------------
                                                                      $  63,849         $  66,918
Accumulated depreciation                                                (20,218)          (21,570)
                                                                  --------------  ----------------
                                                                      $  43,631         $  45,348
                                                                  --------------  ----------------

        Depreciation expense was $5,086 and $3,898 for the years ended December
        31, 2009 and 2008, respectively.

        Property, plant and equipment primarily consists of a home office building used for the Company's insurance operations in Sioux Falls,
        South Dakota. Construction commenced in 2007 and the facility was completed in late 2008 with occupancy in early 2009. During 2009 the former home office building, which is included in the 2008 reported balances above, was sold to a third-party for $3,050 for a realized loss of $118. Property, plant and equipment is reported in the consolidated balance sheets as a component of other receivables, other assets and property, plant and equipment.

9.      DAC, DSI and PVFP

        Policy acquisition costs of new and acquired business, deferred and amortized for the years ended December 31, 2009, 2008 and 2007 are as follows:

                                                          2009               2008               2007

DAC, beginning of year                                    $2,012,764         $1,422,862         $1,341,489
Commissions deferred                                         201,236            199,305            185,358
Underwriting and acquisition expenses deferred                41,655             39,864             42,299
Reduction due to reinsurance ceded                           (28,047)                 -                  -
Change in offset to unrealized losses                       (257,756)           527,048             85,062
Amortization related to operations                          (202,808)          (180,014)          (173,310)
Amortization related to realized (gains) losses                8,247            (14,440)           (26,891)
Amortization related to derivatives                           23,535             18,139            (31,145)
                                                       --------------   ----------------   ----------------
DAC, end of year                                          $1,798,826         $2,012,764         $1,422,862
                                                       --------------   ----------------   ----------------

        The composition of DSI for the years ended December 31, 2009, 2008 and
        2007 is summarized below:

                                                          2009               2008               2007

DSI, beginning of year                                     $ 764,191          $ 442,770          $ 414,545
Sales inducements costs deferred                              77,002             96,598             82,688
Reduction due to reinsurance ceded                            (2,423)                 -                  -
Change in offset to unrealized losses                       (152,077)           298,904             25,871
Amortization related to operations                           (72,939)           (60,326)           (53,727)
Amortization related realized (gains) losses                   3,552             (8,402)            (5,279)
Amortization related to derivatives                            9,141             (5,353)           (21,328)
                                                     ----------------  -----------------  -----------------
DSI, end of year                                           $ 626,447          $ 764,191          $ 442,770
                                                     ----------------  -----------------  -----------------

        The composition of the PVFP for the years ended December 31, 2009, 2008 and 2007 is summarized below:

                                                        2009               2008               2007

PVFP, beginning of year                                  $  34,020          $  28,767          $  34,129
Change in offset to unrealized losses                       (7,678)             7,677                  -
Amortization                                                (4,575)            (2,424)            (5,362)
                                                    ---------------   ----------------   ----------------
PVFP, end of year                                        $  21,767          $  34,020          $  28,767
                                                    ---------------   ----------------   ----------------

10.     Reinsurance

        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                                          2009                           2008                       2007
                               ---------------------------   -------------------------  --------------------------
                                  Ceded           Assumed       Ceded         Assumed      Ceded          Assumed

Premiums and deposits
   on investment contracts      $  489,965        $ 1,001     $661,616         $  839    $750,611          $  787
Claims and investment
   contract withdrawals            198,117            256      192,187          1,576     165,611           4,155

        The Company generally reinsures the excess of each individual risk over
        $1,000 on ordinary life policies in order to spread its risk of loss.
        Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        In addition to the risk reinsurance described above, the Company is also party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31,
        2005 and since March 1, 2008 and 60% of substantially all policies issued from April 1, 2005 through February 29, 2008 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserves associated with these policies. The Company has netted the funds withheld liability of $3,866,131 and $3,602,226 against the reserve credits of $4,438,585 and $4,270,520 in reinsurance receivables in the December 31, 2009 and
        2008 consolidated balance sheets, respectively.

        The Company is also a party to a coinsurance agreement with an affiliated reinsurer. This is an indemnity agreement that covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. The effective date of the agreement was October
        1, 2009, at which time the Company transferred assets of $552,810, which are equal to the statutory reserves associated with these policies. The
        Company also received a ceding allowance of $6,565 as of the effective date of the agreement. The account values ceded as of the effective date were $576,715. The difference between the account values ceded, the assets transferred and the ceding allowance received resulted in a reduction of deferred acquisition costs of $28,047 and a reduction of deferred sales inducements of $2,423. Reserve credits of $577,852 associated with this agreement are reported in reinsurance receivables in the December 31, 2009 consolidated balance sheet.

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

11.     Accumulated Other Comprehensive Income (Loss)

        The components of accumulated other comprehensive loss are as follows:

                                                                       2009               2008

Net unrealized gain (loss) - available-for-sale securities           $ (1,175,131)      $ (2,060,259)
Net unrealized gain (loss) - derivative instruments                         1,282              3,525
Net unrealized gain (loss) - noncredit component of impairment
      losses on available-for-sale securities                             (12,820)                 -
Intangibles                                                               455,301            864,200
Pension
      Unrecognized actuarial net losses                                   (12,032)            (8,603)
Post-retirement
      Unrecognized actuarial net losses                                    (1,996)            (1,434)
      Unrecognized prior service cost                                       1,164               (368)
Deferred income taxes                                                     260,481            421,029
                                                                   ---------------  -----------------

      Accumulated other comprehensive loss                             $ (483,751)        $ (781,910)
                                                                   ---------------  -----------------

        The following table sets forth the changes in each component of accumulated other comprehensive loss.

                                                                               2009            2008          2007

Net unrealized loss available-for-sale securities                            $ 971,529    $ (1,892,001)   $ (147,158)
Reclassification adjustment for (gains) losses released
      into income                                                              (86,401)        (29,971)      (71,232)
Net unrealized gain (loss) - derivatives                                        (2,243)            786         3,868
Net unrealized gain (loss) - noncredit component of impairment
      losses on available-for-sale securities                                  (12,820)              -             -
Impact of intangibles                                                         (408,899)        805,342       110,933
Additional pension liability
      Amortization of net gain in net periodic benefit expense                     346             224           164
      Net (loss) gain recognized in accrued benefit costs                       (3,775)         (3,820)        2,000
Additional post-retirement liability:
      SFAS No. 158 adoption adjustment                                               -               -        (3,750)
      Amortization of net gain (loss) in net periodic benefit expense               29             (32)            -
      Amortization of prior service costs                                           75              75             -
      Net (loss) gain recognized in accrued benefit costs                         (592)          2,517             -
      Prior service costs arising in current year                                1,458            (612)            -
Deferred income taxes                                                         (160,548)        391,122        36,812
                                                                          -------------  --------------  ------------
      Net other comprehensive gain (loss)                                    $ 298,159      $ (726,370)    $ (68,363)
                                                                          -------------  --------------  ------------

        The unrealized investment gain (loss) on available-for-sale securities and derivative instruments is adjusted by intangibles and deferred income taxes, which adjustments are included in the statements of stockholder's equity.

12.     Income Taxes

        The significant components of the provision for income taxes are as follows:

                                                   2009          2008           2007

Current                                            $ 120,089     $ 117,853      $  86,009
Deferred                                             (17,781)       21,143         48,077
                                                 ------------  ------------  -------------
          Total federal income tax expense         $ 102,308     $ 138,996      $ 134,086
                                                 ------------  ------------  -------------

        The components of the federal income tax asset are as follows:

                                                            2009               2008

Net deferred income tax asset                                $ 356,404          $ 502,966
Income taxes currently (payable) receivable                     53,870            (32,339)
                                                      -----------------  -----------------
              Total income tax asset                         $ 410,274          $ 470,627
                                                      -----------------  -----------------

        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2009, 2008 and 2007 are as follows:

                                                   2009           2008           2007

At statutory federal income tax rate             $ 104,735      $ 136,538      $ 136,312
Dividends received deductions                         (497)          (997)        (1,551)
Tax credits                                         (4,585)             -              -
Other, net                                           2,655          3,455           (675)
                                              -------------  -------------  -------------
              Total income tax expense           $ 102,308      $ 138,996      $ 134,086
                                              -------------  -------------  -------------

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2009 and 2008 are as follows:

                                                                           2009           2008

Deferred income tax assets
    Policy liabilities and reserves                                         $ 720,554      $ 555,160
    Investments                                                               356,191        734,086
    Other, net                                                                  1,101         65,137
                                                                        --------------  -------------
              Total deferred income tax assets                              1,077,846      1,354,383
                                                                        --------------  -------------
Deferred income tax liabilities
    Present value of future profits of acquired business                       (7,618)        (9,220)
    Deferred policy acquisition costs and deferred sales inducements         (713,824)      (842,197)
                                                                        --------------  -------------
              Total deferred income tax liabilities                          (721,442)      (851,417)
                                                                        --------------  -------------
              Net deferred income tax asset                                 $ 356,404      $ 502,966
                                                                        --------------  -------------

        In assessing the realizability of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2009, and no valuation allowance is necessary.

        The FASB issued guidance which clarified the accounting for uncertainty in income taxes in an entity's financial statements and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return.

        The Company adopted the clarifying guidance as of January 1, 2007 and the Company's subsidiary, SFG Reinsurance Company adopted as of January
        1, 2009. Consequently, the Company recognizes tax benefits only on tax positions where it is "more likely than not" to prevail. There was no effect on the Company's financial statements from adopting the clarifying guidance.

        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $2,235 to $6,432 by the end of
        2010 primarily related to uncertainty regarding the treatment of dividend deductions. The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $819 and $489 of accrued interest and penalties at December 31, 2009 and 2008, respectively.

        In 2009, the Internal Revenue Service (IRS) completed an examination of the Company's income tax returns for 2004 through 2006, with no material adjustments. The IRS has commenced an examination of the Company's income tax returns for 2007 through 2008. The examination was in progress at December 31, 2009.

        Under guidance for uncertainty in income taxes, Midland National is considered a public entity, but its subsidiary is considered a non-public entity. As required under guidance for public entities, a reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

                                                                                  2009

         Balance at January 1                                                   $  7,975
         Additions based on tax positions related to the current year                358
         Reductions based on tax positions related to the prior years             (1,024)
         Additions based on tax positions related to prior years                   1,223
         Settlements/Statute expiration                                                -
                                                                             ------------
         Balance at December 31                                                 $  8,532
                                                                             ------------

13.     Statutory Financial Data and Dividend Restrictions

        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        There were no permitted practices used by the Company in 2009; however, prescribed practices used by the Company in 2009 include the following:

        1.      In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2.      In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited
                interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        The combined effect of applying these prescribed practices in 2009 increased the Company's statutory-based surplus by $117,179. The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any
        12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid dividends of
        $51,617, $46,740 and $43,345 in 2009, 2008 and 2007, respectively.
        Dividends payable in 2010 up to approximately $139,186 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31,
        2009, 2008 and 2007, is approximately ($31,000), $111,000 and $112,000, respectively, and reported capital and surplus at December 31, 2009,
        2008 and 2007, is approximately $1,392,000, $1,240,000 and $1,109,000, respectively, in accordance with statutory accounting principles.

14.     Operating Leases

        The Company leases certain equipment and office space. Rental expense on operating leases of approximately $3,749, $3,948, and $4,052, were incurred in 2009, 2008, and 2007, respectively. Approximate future minimum lease payments under non-cancellable leases at December 31,
        2009, are as follows:

         Year ending December 31,
         2010                                           $  2,407
         2011                                              2,794
         2012                                              2,797
         2013                                              2,772
         2014                                              2,613
         Thereafter                                       10,675
                                                  ---------------
                                                        $ 24,058
                                                  ---------------

15.     Employee Benefits Plans

        The Company participates in noncontributory defined benefit pension plan sponsored by SEI that covers certain full-time employees. Effective
        December 31, 2004, the plan sponsor approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which had the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the
        Plan to the extent each participant is or becomes 100% vested in such accrued benefits.

        In addition, the Company provides certain postretirement health care and life insurance benefits for eligible active and retired employees through health and welfare benefit plans.

        The following tables summarize the benefit obligations, the funded status and other additional information related to these plans as of
        December 31, 2009 and 2008. The pension benefit amounts reflect an allocation of the Company's portion of the SEI plan:

                                                         Pension Benefits             Other Benefits
                                                       ------------------------  -------------------------
                                                        2009          2008          2009         2008
Obligation and funded status
Accumulated benefit obligation at December 31           $ 37,700      $ 32,884      $ 13,456     $ 13,319
Fair value of plan assets at December 31                  30,490        29,148             -            -
                                                       ---------- -------------  ------------ ------------
Funded status at December 31                             $(7,210)      $(3,736)     $(13,456)    $(13,319)
                                                       ---------- -------------  ------------ ------------
Accrued benefit liability recognized
 in financial statements                                 $(7,210)      $(3,736)     $(13,456)    $(13,319)
                                                       ---------- -------------  ------------ ------------

Changes in liability for benefits recognized in
 accumulated other comprehensive income (loss)
Beginning balance                                        $(8,603)      $(5,007)      $(1,802)     $(3,750)
Net gain amortized into net periodic benefit costs           346           224           104           43
Net gain (loss) arising during the period                 (3,775)       (3,820)          866        1,905
                                                       ---------- -------------  ------------ ------------
Balance at December 31                                  $(12,032)      $(8,603)       $ (832)     $(1,802)
                                                       ---------- -------------  ------------ ------------

Changes in deferred taxes recognized in
 accumulated other comprehensive income (loss)           $ 1,200       $ 1,259        $  340       $ (682)
                                                       ---------- -------------  ------------ ------------

                                                   Pension Benefits                  Other Benefits
                                         ----------------------------------  -----------------------------
                                           2009        2008       2007          2009      2008       2007
Additional information
Net periodic benefit (income) costs       $  45      $ (208)    $ (426)      $ 1,438   $ 1,286    $ 1,778
Employer contributions                        -           -      1,231           331       509        397
Employee contributions                        -           -          -           122       113        106
Benefit payments                            363         529        444           453       622        503

Actuarial assumptions
Weighted-average assumptions, used to
determine benefit obligations as of
December 31
    Discount rate                          5.88%      6.25%       6.25%        5.50%      6.25%      6.25%
    Rate of compensation increase           N/A        N/A         N/A         4.25%      4.25%         -

Weighted-average assumptions used
 to determine net costs
 as of December 31
    Discount rate                          5.88%      6.25%       5.75%        5.50%      6.25%      5.75%
    Expected return on plan assets         7.00%      7.50%       7.50%           -          -          -
    Rate of compensation increase           N/A        N/A         N/A         4.25%      4.25%         -

        For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2009. The rate was assumed to decrease gradually to 4.5% in 2014, and remain at that level thereafter.

        The measurement date for the plans was December 31, 2009.

        For 2009, the weighted average expected long-term rate of return on assets was 7.0%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2009.

        The defined benefit pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:

                                                       2009
                                                      Target       2009         2008

Fixed income, multi-strategy and other securities          60%         63%         65%
Equity securities                                          35%         34%         29%
Other, including cash                                       5%          3%          6%
                                                      ---------  ----------   ---------

              Total                                       100%        100%        100%
                                                      ---------  ----------   ---------

        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations above. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan.

        The fair value of plan assets are invested in cash and cash equivalents, fixed income securities and equity securities. As discussed in Note 3 above, the Fair Value approach establishes a fair value hierarchy which prioritizes inputs to valuation techniques used to measure fair value.
        The term inputs refers broadly to the assumptions that market participants would use in pricing an asset. The following is a description of the valuations methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.

        Cash and Cash Equivalents

        These investments are mutual funds valued using the Net Asset Value
        (NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is a quoted price in an active market and classified within Level 1 of the valuation hierarchy.

        U.S. Government and Federal Agency Obligations

        The fair value of U.S. government bonds is generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on a valuation model that uses inputs that include interest-rate yield curves, cross-currency-basis index spreads, and country specific credit spreads similar to the bond in terms of issuer, maturity and seniority. These investments are classified within
        Level 2 of the valuation hierarchy.

        Corporate Debt Instruments

        The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads. The spread data used are for the same maturity as the bond. If the spread data does not reference the issuer, then data that references a comparable issuer is used. When observable price quotations are not available, fair value is determined based on cash flow models with yield curves, bond. These investments are classified within Level 2 of the valuation hierarchy.

        Foreign Debt Obligations

        The fair value of foreign government bonds is generally based on quoted prices in active markets. When quoted prices are not available, fair value is determined based on a valuation model that uses inputs that include interest-rate yield curves, cross-currency-basis index spreads, and country specific credit spreads similar to the bond in terms of issuer, maturity and seniority. These investments are classified within
        Level 2 of the valuation hierarchy.

        Common Stocks, Rights and Warrants

        The fair value for these investments is based on quoted market prices for identical assets and liabilities. These investments are classified within Level 1 of the valuation hierarchy.

        Foreign Equities and Multi-Strategy Funds

        Foreign equity and multi-strategy funds are typically valued utilizing the net asset valuations provided by the underlying private investment companies and/or their administrators. Fund management considers subscription and redemption rights, including any restrictions on the disposition of the interest in its determination of fair value. These investments are classified within level 3 of the valuation hierarchy.

        Below are the Plan's financial instruments carried at fair value on a recurring basis by the fair value hierarchy levels disclosed above:

                                                                            December 31, 2009
                                                 ------------------------------------------------------------------------
                                                    Quoted prices       Significant
                                                      In active            other         Significant
                                                     markets for        observable       unobservable
                                                  identical assets        inputs            inputs
                                                      (Level 1)          (Level 2)        (Level 3)            Total
Assets
Cash & cash equivalents                                       $ 1,256              $ -               $ -          $ 1,256
U.S. government & federal agency obligations                        -            5,015                 -            5,015
Corporate debt instruments                                          -            7,677                 -            7,677
Foreign debt obligations                                            -              775                 -              775
Common stocks, rights and warrants                                  8                -                 -               8
Foreign equities and multi-strategy funds                           -                -            15,759           15,759
                                                 ---------------------  ---------------  ----------------  --------------

                                                              $ 1,264         $ 13,467          $ 15,759         $ 30,490
                                                 ---------------------  ---------------  ----------------  --------------

                                                                                December 31, 2008
                                                 ------------------------------------------------------------------------
                                                    Quoted prices       Significant
                                                      In active            other         Significant
                                                     markets for        observable       unobservable
                                                  identical assets        inputs            inputs
                                                      (Level 1)          (Level 2)        (Level 3)         Total
Assets
Cash & cash equivalents                                       $ 1,958            $ 642               $ -         $ 2,600
U.S. government & federal agency obligations                        -            8,963                 -           8,963
Corporate debt instruments                                          -            2,549                 -           2,549
Foreign debt obligations                                            -              251                 -             251
Common stocks, rights and warrants                                  8                -                 -               8
Foreign equities and multi-strategy funds                           -                -            14,777          14,777
                                                 ---------------------  ---------------  ----------------  --------------

                                                              $ 1,966         $ 12,405          $ 14,777        $ 29,148
                                                 ---------------------  ---------------  ----------------  --------------

        The table below sets forth a summary of changes in the fair value of the
        Plan's level 3 investment assets and liabilities for the year ended
        December 31, 2009:

                                                                             December 31, 2009
                                             ----------------------------------------------------------------------------
                                                                                             Sales, issuances,
                                             Beginning       Realized       Unrealized          maturities,      Ending
                                               fair            gains          gains             settlements,      fair
                                               value         (losses)        (losses)            calls, net      value

Foreign equities and multi-strategy funds           14,777        (1,620)            5,325          (2,723)        15,759
                                             --------------  ------------  ----------------  --------------   ------------

Total                                             $ 14,777      $ (1,620)          $ 5,325        $ (2,723)      $ 15,759
                                             --------------  ------------  ----------------  --------------   ------------

                                                                             December 31, 2008
                                             ----------------------------------------------------------------------------
                                                                                             Sales, issuances,
                                             Beginning       Realized       Unrealized          maturities,      Ending
                                               fair            gains          gains             settlements,      fair
                                               value         (losses)        (losses)            calls, net      value

Foreign equities and multi-strategy funds           22,408            89            (5,371)         (2,349)        14,777
                                             --------------  ------------  ----------------  --------------   ------------

Total                                             $ 22,408          $ 89          $ (5,371)       $ (2,349)      $ 14,777
                                             --------------  ------------  ----------------  --------------   ------------

        The Company expects to contribute $0 to the pension plan in 2010.

        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

                                              Pension          Other
                                             Benefits         Benefits

Year ending December 31,
2009                                          $  669          $  711
2010                                             795             788
2011                                             945             831
2012                                           1,116             835
2013                                           1,280             887
2014-2018                                      8,616           4,856

        The Company also participates in a noncontributory Employee Stock
        Ownership Plan ("ESOP"), which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the
        Company makes a contribution to the ESOP as determined by the Board of
        SEI. The contributions to the ESOP for 2009, 2008 and 2007 were $8,978,
        $8,187 and $6,119, respectively. The expense for 2009, 2008 and 2007 was
        $10,838, $9,064 and $8,397, respectively. All contributions to the ESOP are held in trust.

        Impact of Medicare Modernization Act on Postretirement Benefits
        The Company follows the guidance on accounting for the effects of the
        Medicare Prescription Drug, Improvement and Modernization Act of 2003
        (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria.

        The Company has determined that, for the majority of the plan participants, the drug benefits provided by its existing postretirement health plan are actuarially equivalent to the new Medicare benefit, and as a result the Company is eligible for the government subsidy.
        Accordingly, the plan's accumulated postretirement benefit obligation was reduced upon the adoption of this new guidance in 2005. This reduction was treated as a deferred experience gain, which will be amortized as a reduction of net periodic postretirement cost over the average remaining service period of participating employees expected to receive benefits under the plan. For the year ended December 31, 2009 and 2008, the gains produced by recognition of the Modernization Act reduced net periodic postretirement cost by approximately $248 and $336, respectively.

16.     Other Related Party Transactions

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $10,626, $13,346 and $12,034 in 2009,
        2008 and 2007, respectively, related to these contracts.

        The Company pays investment management fees to an affiliate, The
        Guggenheim Partners Asset Management Inc. The Company was charged
        $16,750, $21,209 and $19,900 in 2009, 2008 and 2007, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.

        The Company provided certain administrative services to North American for which it was reimbursed $17,373, $14,151, and $11,121 in 2009, 2008 and 2007, respectively, for the costs incurred to render such services.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $659, $891 and $1,338 in 2009, 2008 and 2007, respectively, related to SSI sales.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $50,000 and
        $28,176 as of December 31, 2009 and 2008, respectively. Effective
        December 15, 2009, the Company combined the existing mortgage loan with another Grove Park Inn loan that had previously been held by another entity of SEI, resulting in the current outstanding balance of $50,000.
        The Company earned interest income on the loan of $1,715, $1,887 and
        $1,971 in 2009, 2008 and 2007, respectively.

        The Company receives fees from its affiliate, GLAC, under a service contract that became effective December 21, 2009 which covers specified accounting and financial reporting services. The amount due under this agreement from inception to the end of 2009 was immaterial.

17.     Commitments and Contingencies

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2009, the Company had outstanding capital commitments to limited partnerships of $128,408.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2009, the Company had $59,685 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

Midland National Life
Insurance Company
Separate Account C
Financial Statements
December 31, 2009 and 2008

Midland National Life Insurance Company
Separate Account C
Index
----------------------------------------------------------------------------------------

                                                                                 Page(s)

Report of Independent Registered Public Accounting Firm................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets.........2-145

Notes to Financial Statements....................................................146-173

                Report of Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
100 E. Wisconsin Ave., Suite 1800
Milwaukee WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880

The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life Insurance
Company Separate Account C

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Midland National Life Insurance Company Separate Account
C (which includes the Fidelity Variable Insurance Products Fund I, the Fidelity
Variable Insurance Products Fund II, the Fidelity Variable Insurance Products
Fund III, the American Century Variable Portfolios, Inc., the MFS Variable
Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the
Calvert Variable Series, Inc., the AIM Variable Insurance Funds, the J.P. Morgan
Series Trust II, the Rydex Variable Trust, the ProFunds VP, the Van Eck
Worldwide Insurance Trust, the Janus Aspen Series, the PIMCO Variable Insurance
Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisers
Management Trust, the Premier VIT, the Credit Suisse Trust, the Dreyfus Variable
Investment Fund, the Direxion Insurance Trust, the Van Kampen Life Investment
Trust, the Van Kampen Universal Institutional Funds, and the Northern Lights
Variable Trust subaccounts thereof) at December 31, 2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
These financial statements and financial highlights are the responsibility of
Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the number of shares owned as of December
31, 2009 by correspondence with the custodians, provide a reasonable basis for our opinion.

April 21, 2010

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------------------------------------

 Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                      Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                                Investment income:
     (cost $516,561,225)                   $497,289,491        Dividend income                           $  9,611,086
                                                               Capital gains distributions                  3,770,514
                                                                                                       ---------------
Liabilities                                           -
                                          --------------
                                                                                                           13,381,600
                                                                                                       ---------------
Net assets                                 $497,289,491    Expenses:
                                          --------------
                                                               Administrative expense                         250,131
                                                               Mortality and expense risk                   6,957,967
                                                               Contract maintenance charge                    115,997
                                                                                                       ---------------

                                                                                                            7,324,095
                                                                                                       ---------------

                                                           Net investment income                            6,057,505

                                                           Realized and unrealized gains
                                                             (losses) on investments
                                                               Net realized losses on investments         (49,013,232)
                                                               Net unrealized appreciation on
                                                                investments                               111,714,982
                                                                                                       ---------------

                                                           Net increase in net assets resulting from
                                                            operations                                  $  68,759,255
                                                                                                       ---------------

----------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                            2009            2008

Net assets at beginning of year                                                         $ 376,809,429     529,928,621

Net increase (decrease) in net assets resulting from operations                            68,759,255    (170,517,327)

Capital shares transactions
   Net premiums                                                                           108,821,270      94,430,831
   Transfers of policy loans                                                                   (8,645)         34,837
   Transfers of surrenders                                                                (33,839,342)    (38,928,276)
   Transfers of death benefits                                                             (4,254,075)     (3,205,517)
   Transfers of other terminations                                                        (14,779,654)    (15,549,406)
   Interfund and net transfers to general account                                          (4,218,747)    (19,384,334)
                                                                                       --------------- ---------------

     Net increase in net assets from capital share transactions                            51,720,807      17,398,135
                                                                                       --------------- ---------------

Total increase (decrease) increase in net assets                                          120,480,062    (153,119,192)
                                                                                       --------------- ---------------

Net assets at end of year                                                               $ 497,289,491   $ 376,809,429
                                                                                       --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           2

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     19,608,907 shares (cost $19,608,907) $ 19,608,907        Dividend income                            $   195,079
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             195,079
                                                                                                      ---------------
Net assets                                $ 19,608,907    Expenses:
                                         --------------
                                                              Administrative expense                          14,776
                                                              Mortality and expense risk                     360,868
                                                              Contract maintenance charge                      3,753
                                                                                                      ---------------

                                                                                                             379,397
                                                                                                      ---------------

                                                          Net investment loss                               (184,318)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                        -
                                                          Net unrealized appreciation on
                                                               investments                                         -
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (184,318)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  30,455,561    $ 23,737,231

Net (decrease) increase in net assets resulting from operations                             (184,318)        445,850

Capital shares transactions
   Net premiums                                                                            5,370,107       7,650,340
   Transfers of policy loans                                                                 (44,378)            110
   Transfers of surrenders                                                                (5,185,650)     (4,604,455)
   Transfers of death benefits                                                              (273,102)       (128,901)
   Transfers of other terminations                                                        (1,189,777)     (1,585,427)
   Interfund and net transfers to general account                                         (9,339,536)      4,940,813
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions               (10,662,336)      6,272,480
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                  (10,846,654)      6,718,330
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  19,608,907   $  30,455,561
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           3

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     4,638,762 shares (cost $22,998,463)  $ 24,085,137        Dividend income                           $  1,714,093
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                           1,714,093
                                                                                                      ---------------
Net assets                                $ 24,085,137    Expenses:
                                         --------------
                                                              Administrative expense                           6,744
                                                              Mortality and expense risk                     245,088
                                                              Contract maintenance charge                      2,136
                                                                                                      ---------------

                                                                                                             253,968
                                                                                                      ---------------

                                                          Net investment income                            1,460,125

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                1,155,473
                                                          Net unrealized appreciation on
                                                               investments                                 2,921,792
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  5,537,390
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  8,923,331    $  6,821,157

Net increase (decrease) in net assets resulting from operations                            5,537,390      (1,396,384)

Capital shares transactions
   Net premiums                                                                            5,367,801       1,114,461
   Transfers of policy loans                                                                   2,754             714
   Transfers of surrenders                                                                  (741,898)       (660,256)
   Transfers of death benefits                                                               (52,577)        (31,626)
   Transfers of other terminations                                                          (717,883)       (277,725)
   Interfund and net transfers to general account                                          5,766,219       3,352,990
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            9,624,416       3,498,558
                                                                                      --------------- ---------------

Total increase in net assets                                                              15,161,806       2,102,174
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  24,085,137    $  8,923,331
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           4

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     756,153 shares (cost $14,125,556)    $ 12,618,276        Dividend income                            $   238,927
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             238,927
                                                                                                      ---------------
Net assets                                $ 12,618,276    Expenses:
                                         --------------
                                                              Administrative expense                          10,447
                                                              Mortality and expense risk                     150,031
                                                              Contract maintenance charge                      8,056
                                                                                                      ---------------

                                                                                                             168,534
                                                                                                      ---------------

                                                          Net investment income                               70,393

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (3,715,582)
                                                          Net unrealized appreciation on
                                                               investments                                 6,485,693
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  2,840,504
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  9,566,380   $  20,839,681

Net increase (decrease) in net assets resulting from operations                            2,840,504      (8,070,299)

Capital shares transactions
   Net premiums                                                                            1,090,415       1,697,315
   Transfers of policy loans                                                                  16,051          16,568
   Transfers of surrenders                                                                  (706,312)     (1,811,848)
   Transfers of death benefits                                                              (115,074)       (171,755)
   Transfers of other terminations                                                          (263,979)       (541,380)
   Interfund and net transfers to general account                                            190,291      (2,391,902)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   211,392      (3,203,002)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    3,051,896     (11,273,301)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  12,618,276    $  9,566,380
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           5

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     265,107 shares (cost $9,230,578)     $  7,956,046        Dividend income                            $    29,624
                                                              Capital gains distributions                      6,177
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              35,801
                                                                                                      ---------------
Net assets                                $  7,956,046    Expenses:
                                         --------------
                                                              Administrative expense                           9,583
                                                              Mortality and expense risk                      88,494
                                                              Contract maintenance charge                     13,710
                                                                                                      ---------------

                                                                                                             111,787
                                                                                                      ---------------

                                                          Net investment loss                                (75,986)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (365,443)
                                                          Net unrealized appreciation on
                                                               investments                                 2,058,370
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,616,941
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  6,988,256   $  19,372,697

Net increase (decrease) in net assets resulting from operations                            1,616,941      (7,414,006)

Capital shares transactions
   Net premiums                                                                              187,457         515,813
   Transfers of policy loans                                                                   2,104           1,591
   Transfers of surrenders                                                                  (702,341)     (1,847,714)
   Transfers of death benefits                                                               (85,815)        (34,838)
   Transfers of other terminations                                                          (134,860)       (341,822)
   Interfund and net transfers to general account                                             84,304      (3,263,465)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (649,151)     (4,970,435)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      967,790     (12,384,441)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  7,956,046    $  6,988,256
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           6

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     770,424 shares (cost $13,668,404)    $ 11,518,915        Dividend income                            $   200,138
                                                              Capital gains distributions                     30,020
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             230,158
                                                                                                      ---------------
Net assets                                $ 11,518,915    Expenses:
                                         --------------
                                                              Administrative expense                           7,010
                                                              Mortality and expense risk                     126,273
                                                              Contract maintenance charge                      3,270
                                                                                                      ---------------

                                                                                                             136,553
                                                                                                      ---------------

                                                          Net investment income                               93,605

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (2,098,028)
                                                          Net unrealized appreciation on
                                                               investments                                 3,942,748
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,938,325
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  8,477,770   $  15,664,550

Net increase (decrease) in net assets resulting from operations                            1,938,325      (6,800,207)

Capital shares transactions
   Net premiums                                                                            1,308,628       1,813,284
   Transfers of policy loans                                                                     932          (1,105)
   Transfers of surrenders                                                                  (493,931)       (830,115)
   Transfers of death benefits                                                               (60,848)        (55,610)
   Transfers of other terminations                                                          (240,031)       (314,162)
   Interfund and net transfers to general account                                            588,070        (998,865)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 1,102,820        (386,573)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    3,041,145      (7,186,780)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  11,518,915    $  8,477,770
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           7

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     287,616 shares (cost $8,286,771)     $  7,290,350        Dividend income                            $    37,533
                                                              Capital gains distributions                     32,850
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              70,383
                                                                                                      ---------------
Net assets                                $  7,290,350    Expenses:
                                         --------------
                                                              Administrative expense                           6,945
                                                              Mortality and expense risk                      89,650
                                                              Contract maintenance charge                      4,320
                                                                                                      ---------------

                                                                                                             100,915
                                                                                                      ---------------

                                                          Net investment loss                                (30,532)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,226,248)
                                                          Net unrealized appreciation on
                                                               investments                                 3,319,399
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  2,062,619
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  6,206,550   $  13,552,658

Net increase (decrease) in net assets resulting from operations                            2,062,619      (4,911,741)

Capital shares transactions
   Net premiums                                                                              258,972         986,384
   Transfers of policy loans                                                                   1,517           6,980
   Transfers of surrenders                                                                  (688,901)       (870,710)
   Transfers of death benefits                                                               (13,306)        (21,403)
   Transfers of other terminations                                                          (191,508)       (255,053)
   Interfund and net transfers to general account                                           (345,593)     (2,280,565)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (978,819)     (2,434,367)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,083,800      (7,346,108)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  7,290,350    $  6,206,550
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           8

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     167,295 shares (cost $2,348,667)     $  2,168,447        Dividend income                            $    46,060
                                                              Capital gains distributions                      3,305
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              49,365
                                                                                                      ---------------
Net assets                                $  2,168,447    Expenses:
                                         --------------
                                                              Administrative expense                           2,600
                                                              Mortality and expense risk                      24,162
                                                              Contract maintenance charge                      2,748
                                                                                                      ---------------

                                                                                                              29,510
                                                                                                      ---------------

                                                          Net investment income                               19,855

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (51,081)
                                                          Net unrealized appreciation on
                                                               investments                                   479,025
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   447,799
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,801,191    $  3,373,611

Net increase (decrease) in net assets resulting from operations                              447,799        (925,609)

Capital shares transactions
   Net premiums                                                                               70,732         115,631
   Transfers of policy loans                                                                   1,869           2,592
   Transfers of surrenders                                                                  (168,600)       (487,414)
   Transfers of death benefits                                                                (3,038)        (49,199)
   Transfers of other terminations                                                           (61,783)       (145,871)
   Interfund and net transfers to general account                                             80,277         (82,550)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                              (80,543)       (646,811)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      367,256      (1,572,420)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,168,447    $  1,801,191
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           9

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     732,269 shares (cost $8,932,334)     $  9,061,004        Dividend income                            $   696,630
                                                              Capital gains distributions                     33,112
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             729,742
                                                                                                      ---------------
Net assets                                $  9,061,004    Expenses:
                                         --------------
                                                              Administrative expense                           8,329
                                                              Mortality and expense risk                     110,526
                                                              Contract maintenance charge                      3,840
                                                                                                      ---------------

                                                                                                             122,695
                                                                                                      ---------------

                                                          Net investment income                              607,047

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (89,127)
                                                          Net unrealized appreciation on
                                                               investments                                   506,995
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,024,915
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  7,439,169    $  8,235,997

Net increase (decrease) in net assets resulting from operations                            1,024,915        (462,453)

Capital shares transactions
   Net premiums                                                                              549,674         941,894
   Transfers of policy loans                                                                   5,646          12,290
   Transfers of surrenders                                                                (1,267,554)       (993,211)
   Transfers of death benefits                                                              (126,786)        (85,083)
   Transfers of other terminations                                                          (323,017)       (352,542)
   Interfund and net transfers to general account                                          1,758,957         142,277
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   596,920        (334,375)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,621,835        (796,828)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  9,061,004    $  7,439,169
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           10

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     208,482 shares (cost $27,235,928)    $ 24,814,080        Dividend income                            $   523,199
                                                              Capital gains distributions                    461,846
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             985,045
                                                                                                      ---------------
Net assets                                $ 24,814,080    Expenses:
                                         --------------
                                                              Administrative expense                          18,343
                                                              Mortality and expense risk                     307,512
                                                              Contract maintenance charge                     14,829
                                                                                                      ---------------

                                                                                                             340,684
                                                                                                      ---------------

                                                          Net investment income                              644,361

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (2,543,633)
                                                          Net unrealized appreciation on
                                                               investments                                 6,906,290
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  5,007,018
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  21,069,140   $  37,472,471

Net increase (decrease) in net assets resulting from operations                            5,007,018     (13,536,797)

Capital shares transactions
   Net premiums                                                                            1,595,966       2,597,953
   Transfers of policy loans                                                                   6,765           7,851
   Transfers of surrenders                                                                (1,629,283)     (3,220,742)
   Transfers of death benefits                                                              (283,075)       (250,898)
   Transfers of other terminations                                                          (553,521)       (931,451)
   Interfund and net transfers to general account                                           (398,930)     (1,069,247)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (1,262,078)     (2,866,534)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    3,744,940     (16,403,331)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  24,814,080   $  21,069,140
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           11

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     986,946 shares (cost $25,384,393)    $ 20,217,408        Dividend income                            $   229,567
                                                              Capital gains distributions                      4,890
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             234,457
                                                                                                      ---------------
Net assets                                $ 20,217,408    Expenses:
                                         --------------
                                                              Administrative expense                          19,398
                                                              Mortality and expense risk                     241,656
                                                              Contract maintenance charge                     14,340
                                                                                                      ---------------

                                                                                                             275,394
                                                                                                      ---------------

                                                          Net investment loss                                (40,937)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (4,327,063)
                                                          Net unrealized appreciation on
                                                               investments                                 9,500,979
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  5,132,979
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  18,210,919   $  36,545,523

Net increase (decrease) in net assets resulting from operations                            5,132,979     (14,987,705)

Capital shares transactions
   Net premiums                                                                              751,171       2,310,578
   Transfers of policy loans                                                                  (4,719)            754
   Transfers of surrenders                                                                (1,364,714)     (2,250,979)
   Transfers of death benefits                                                              (148,606)       (106,405)
   Transfers of other terminations                                                          (492,593)       (767,077)
   Interfund and net transfers to general account                                         (1,867,029)     (2,533,770)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (3,126,490)     (3,346,899)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    2,006,489     (18,334,604)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  20,217,408   $  18,210,919
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           12

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     111,593 shares (cost $1,325,874)     $  1,408,607        Dividend income                            $    18,698
                                                              Capital gains distributions                      2,539
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              21,237
                                                                                                      ---------------
Net assets                                $  1,408,607    Expenses:
                                         --------------
                                                              Administrative expense                           1,524
                                                              Mortality and expense risk                      16,533
                                                              Contract maintenance charge                      1,708
                                                                                                      ---------------

                                                                                                              19,765
                                                                                                      ---------------

                                                          Net investment income                                1,472

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (25,802)
                                                          Net unrealized appreciation on
                                                               investments                                   364,281
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   339,951
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,026,358    $  1,973,554

Net increase (decrease) in net assets resulting from operations                              339,951        (630,073)

Capital shares transactions
   Net premiums                                                                              249,068          81,821
   Transfers of policy loans                                                                    (602)           (164)
   Transfers of surrenders                                                                   (82,276)       (223,138)
   Transfers of death benefits                                                                     -         (39,497)
   Transfers of other terminations                                                           (68,655)        (76,493)
   Interfund and net transfers to general account                                            (55,237)        (59,652)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    42,298        (317,123)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      382,249        (947,196)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,408,607    $  1,026,358
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           13

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     257,512 shares (cost $3,612,685)     $  3,433,604        Dividend income                            $    54,090
                                                              Capital gains distributions                      9,339
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              63,429
                                                                                                      ---------------
Net assets                                $  3,433,604    Expenses:
                                         --------------
                                                              Administrative expense                           3,020
                                                              Mortality and expense risk                      40,484
                                                              Contract maintenance charge                      1,945
                                                                                                      ---------------

                                                                                                              45,449
                                                                                                      ---------------

                                                          Net investment income                               17,980

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (223,177)
                                                          Net unrealized appreciation on
                                                               investments                                 1,117,367
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   912,170
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,823,637    $  5,600,880

Net increase (decrease) in net assets resulting from operations                              912,170      (1,832,985)

Capital shares transactions
   Net premiums                                                                              235,453         269,513
   Transfers of policy loans                                                                   2,644           7,904
   Transfers of surrenders                                                                  (309,309)       (368,087)
   Transfers of death benefits                                                               (49,799)        (26,495)
   Transfers of other terminations                                                           (77,123)       (178,084)
   Interfund and net transfers to general account                                           (104,069)       (649,009)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (302,203)       (944,258)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      609,967      (2,777,243)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  3,433,604    $  2,823,637
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           14

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     237,134 shares (cost $3,195,184)     $  2,616,283        Dividend income                            $    24,312
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              24,312
                                                                                                      ---------------
Net assets                                $  2,616,283    Expenses:
                                         --------------
                                                              Administrative expense                           3,018
                                                              Mortality and expense risk                      31,493
                                                              Contract maintenance charge                      3,678
                                                                                                      ---------------

                                                                                                              38,189
                                                                                                      ---------------

                                                          Net investment loss                                (13,877)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (154,952)
                                                          Net unrealized appreciation on
                                                               investments                                   696,639
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   527,810
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,421,840    $  4,995,965

Net increase (decrease) in net assets resulting from operations                              527,810      (1,954,096)

Capital shares transactions
   Net premiums                                                                               66,349         141,199
   Transfers of policy loans                                                                   3,108              (1)
   Transfers of surrenders                                                                  (283,549)       (438,210)
   Transfers of death benefits                                                               (13,800)        (34,720)
   Transfers of other terminations                                                           (64,263)       (172,396)
   Interfund and net transfers to general account                                            (41,212)       (115,901)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (333,367)       (620,029)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      194,443      (2,574,125)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,616,283    $  2,421,840
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           15

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     115,572 shares (cost $1,682,349)     $  1,675,468        Dividend income                            $     6,392
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               6,392
                                                                                                      ---------------
Net assets                                $  1,675,468    Expenses:
                                         --------------
                                                              Administrative expense                           1,898
                                                              Mortality and expense risk                      17,404
                                                              Contract maintenance charge                      2,304
                                                                                                      ---------------

                                                                                                              21,606
                                                                                                      ---------------

                                                          Net investment loss                                (15,214)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (81,174)
                                                          Net unrealized appreciation on
                                                               investments                                   587,009
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   490,621
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,171,472    $  3,021,779

Net increase (decrease) in net assets resulting from operations                              490,621      (1,705,604)

Capital shares transactions
   Net premiums                                                                               63,514          64,505
   Transfers of policy loans                                                                     (73)            870
   Transfers of surrenders                                                                   (85,917)       (370,204)
   Transfers of death benefits                                                                (2,619)         (8,310)
   Transfers of other terminations                                                           (25,975)        (64,827)
   Interfund and net transfers to general account                                             64,445         233,263
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    13,375        (144,703)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      503,996      (1,850,307)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,675,468    $  1,171,472
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           16

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     193,709 shares (cost $1,408,708)     $  1,505,118        Dividend income                            $     4,144
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               4,144
                                                                                                      ---------------
Net assets                                $  1,505,118    Expenses:
                                         --------------
                                                              Administrative expense                             284
                                                              Mortality and expense risk                      14,026
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              14,310
                                                                                                      ---------------

                                                          Net investment loss                                (10,166)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   18,993
                                                          Net unrealized appreciation on
                                                               investments                                   268,647
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   277,474
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   157,512     $   370,267

Net increase (decrease) in net assets resulting from operations                              277,474        (193,348)

Capital shares transactions
   Net premiums                                                                              127,225         101,315
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (22,067)        (10,793)
   Transfers of death benefits                                                                (3,033)              -
   Transfers of other terminations                                                           (28,913)         (1,875)
   Interfund and net transfers to general account                                            996,920        (108,054)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 1,070,132         (19,407)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,347,606        (212,755)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,505,118     $   157,512
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           17

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     346,999 shares (cost $2,160,833)     $  1,995,242        Dividend income                            $   101,476
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             101,476
                                                                                                      ---------------
Net assets                                $  1,995,242    Expenses:
                                         --------------
                                                              Administrative expense                           1,120
                                                              Mortality and expense risk                      27,408
                                                              Contract maintenance charge                        632
                                                                                                      ---------------

                                                                                                              29,160
                                                                                                      ---------------

                                                          Net investment income                               72,316

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (240,590)
                                                          Net unrealized appreciation on
                                                               investments                                   380,819
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   212,545
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,148,308    $  2,926,118

Net increase (decrease) in net assets resulting from operations                              212,545        (588,865)

Capital shares transactions
   Net premiums                                                                              120,588         147,447
   Transfers of policy loans                                                                     366            (576)
   Transfers of surrenders                                                                  (233,094)       (248,369)
   Transfers of death benefits                                                               (37,097)         (1,162)
   Transfers of other terminations                                                           (77,481)       (116,656)
   Interfund and net transfers to general account                                           (138,893)         30,371
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (365,611)       (188,945)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (153,066)       (777,810)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,995,242    $  2,148,308
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           18

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     256,226 shares (cost $2,913,766)     $  2,759,551        Dividend income                            $    19,985
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              19,985
                                                                                                      ---------------
Net assets                                $  2,759,551    Expenses:
                                         --------------
                                                              Administrative expense                           2,769
                                                              Mortality and expense risk                      32,605
                                                              Contract maintenance charge                      2,092
                                                                                                      ---------------

                                                                                                              37,466
                                                                                                      ---------------

                                                          Net investment loss                                (17,481)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (283,835)
                                                          Net unrealized appreciation on
                                                               investments                                 1,033,970
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   732,654
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,329,054    $  8,347,632

Net increase (decrease) in net assets resulting from operations                              732,654      (2,747,319)

Capital shares transactions
   Net premiums                                                                              206,161         678,244
   Transfers of policy loans                                                                     (48)            100
   Transfers of surrenders                                                                  (160,687)       (702,240)
   Transfers of death benefits                                                                (4,299)         (9,849)
   Transfers of other terminations                                                           (76,409)       (143,942)
   Interfund and net transfers to general account                                           (266,875)     (3,093,572)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (302,157)     (3,271,259)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      430,497      (6,018,578)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,759,551    $  2,329,054
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           19

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     1,422,639 shares (cost $11,771,536)  $ 10,987,454        Dividend income                            $   193,753
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             193,753
                                                                                                      ---------------
Net assets                                $ 10,987,454    Expenses:
                                         --------------
                                                              Administrative expense                           7,998
                                                              Mortality and expense risk                     142,570
                                                              Contract maintenance charge                      2,798
                                                                                                      ---------------

                                                                                                             153,366
                                                                                                      ---------------

                                                          Net investment income                               40,387

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,622,260)
                                                          Net unrealized appreciation on
                                                               investments                                 4,241,846
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  2,659,973
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  10,065,494   $  20,396,600

Net increase (decrease) in net assets resulting from operations                            2,659,973      (8,723,506)

Capital shares transactions
   Net premiums                                                                              216,793       1,155,793
   Transfers of policy loans                                                                  (2,594)         (1,296)
   Transfers of surrenders                                                                (1,008,077)     (1,438,709)
   Transfers of death benefits                                                              (147,343)        (82,624)
   Transfers of other terminations                                                          (297,105)       (447,772)
   Interfund and net transfers to general account                                           (499,687)       (792,992)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (1,738,013)     (1,607,600)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      921,960     (10,331,106)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  10,987,454   $  10,065,494
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           20

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     2,498,624 shares (cost $16,109,569)  $ 13,211,320        Dividend income                            $   655,139
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             655,139
                                                                                                      ---------------
Net assets                                $ 13,211,320    Expenses:
                                         --------------
                                                              Administrative expense                           9,198
                                                              Mortality and expense risk                     173,666
                                                              Contract maintenance charge                      3,189
                                                                                                      ---------------

                                                                                                             186,053
                                                                                                      ---------------

                                                          Net investment income                              469,086

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (2,033,057)
                                                          Net unrealized appreciation on
                                                               investments                                 3,503,642
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,939,671
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  12,574,284   $  20,368,762

Net increase (decrease) in net assets resulting from operations                            1,939,671      (5,396,981)

Capital shares transactions
   Net premiums                                                                              630,872         923,489
   Transfers of policy loans                                                                     730           1,547
   Transfers of surrenders                                                                (1,042,645)     (1,287,667)
   Transfers of death benefits                                                              (148,567)       (121,999)
   Transfers of other terminations                                                          (386,933)       (592,382)
   Interfund and net transfers to general account                                           (356,092)     (1,320,485)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (1,302,635)     (2,397,497)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      637,036      (7,794,478)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  13,211,320   $  12,574,284
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           21

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income & Growth Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     184,311 shares (cost $1,256,691)      $   991,592        Dividend income                            $    43,156
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              43,156
                                                                                                      ---------------
Net assets                                 $   991,592    Expenses:
                                         --------------
                                                              Administrative expense                           1,286
                                                              Mortality and expense risk                      13,865
                                                              Contract maintenance charge                        941
                                                                                                      ---------------

                                                                                                              16,092
                                                                                                      ---------------

                                                          Net investment income                               27,064

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (155,951)
                                                          Net unrealized appreciation on
                                                               investments                                   211,013
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    82,126
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,510,279    $  1,998,046

Net increase (decrease) in net assets resulting from operations                               82,126        (639,881)

Capital shares transactions
   Net premiums                                                                               41,892          17,354
   Transfers of policy loans                                                                   5,021           1,686
   Transfers of surrenders                                                                  (112,974)       (136,512)
   Transfers of death benefits                                                                (1,203)         (5,211)
   Transfers of other terminations                                                           (34,092)        (84,508)
   Interfund and net transfers to general account                                           (499,457)        359,305
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (600,813)        152,114
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (518,687)       (487,767)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   991,592    $  1,510,279
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           22

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     751,767 shares (cost $7,597,381)     $  8,066,463        Dividend income                            $   126,343
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             126,343
                                                                                                      ---------------
Net assets                                $  8,066,463    Expenses:
                                         --------------
                                                              Administrative expense                           2,690
                                                              Mortality and expense risk                     107,646
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                             110,336
                                                                                                      ---------------

                                                          Net investment income                               16,007

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (133,770)
                                                          Net unrealized appreciation on
                                                               investments                                   684,779
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   567,016
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  8,064,948    $  7,601,435

Net increase (decrease) in net assets resulting from operations                              567,016        (324,079)

Capital shares transactions
   Net premiums                                                                              955,639       1,428,245
   Transfers of policy loans                                                                  (1,175)         (2,130)
   Transfers of surrenders                                                                  (300,658)       (299,640)
   Transfers of death benefits                                                               (40,375)        (97,062)
   Transfers of other terminations                                                          (215,765)       (265,059)
   Interfund and net transfers to general account                                           (963,167)         23,238
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (565,501)        787,592
                                                                                      --------------- ---------------

Total increase in net assets                                                                   1,515         463,513
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  8,066,463    $  8,064,948
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           23

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     37,207 shares (cost $347,186)         $   320,721        Dividend income                            $    11,856
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              11,856
                                                                                                      ---------------
Net assets                                 $   320,721    Expenses:
                                         --------------
                                                              Administrative expense                             116
                                                              Mortality and expense risk                       4,072
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,188
                                                                                                      ---------------

                                                          Net investment income                                7,668

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (88,978)
                                                          Net unrealized appreciation on
                                                               investments                                   109,989
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    28,679
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   326,009     $   799,171

Net increase (decrease) in net assets resulting from operations                               28,679        (291,308)

Capital shares transactions
   Net premiums                                                                               46,043          45,931
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (28,484)       (131,142)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,387)        (25,281)
   Interfund and net transfers to general account                                            (50,139)        (71,362)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                              (33,967)       (181,854)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                  (5,288)       (473,162)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   320,721     $   326,009
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           24

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     39,117 shares (cost $416,000)         $   474,488        Dividend income                            $    13,652
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              13,652
                                                                                                      ---------------
Net assets                                 $   474,488    Expenses:
                                         --------------
                                                              Administrative expense                             142
                                                              Mortality and expense risk                       8,024
                                                              Contract maintenance charge                          -

                                                                                                      ---------------

                                                                                                               8,166
                                                                                                      ---------------

                                                          Net investment income                                5,486

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   37,954
                                                          Net unrealized appreciation on
                                                               investments                                    93,101
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   136,541
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   360,095     $   367,775

Net increase (decrease) in net assets resulting from operations                              136,541        (711,589)

Capital shares transactions
   Net premiums                                                                               75,607          48,365
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (14,402)        (82,415)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (11,432)        (30,411)
   Interfund and net transfers to general account                                            (71,921)        768,370
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                   (22,148)        703,909
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      114,393          (7,680)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   474,488     $   360,095
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           25

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     529,854 shares (cost $4,152,767)     $  4,260,026        Dividend income                             $      146
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 146
                                                                                                      ---------------
Net assets                                $  4,260,026    Expenses:
                                         --------------
                                                              Administrative expense                             159
                                                              Mortality and expense risk                       6,727
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               6,886
                                                                                                      ---------------

                                                          Net investment loss                                 (6,740)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (60,151)
                                                          Net unrealized appreciation on
                                                               investments                                   184,147
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   117,256
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   223,797     $   619,200

Net increase (decrease) in net assets resulting from operations                              117,256        (299,798)

Capital shares transactions
   Net premiums                                                                               30,492         355,594
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (6,571)         (5,305)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (11,941)        (24,840)
   Interfund and net transfers to general account                                          3,906,993        (421,054)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 3,918,973         (95,605)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    4,036,229        (395,403)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  4,260,026     $   223,797
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           26

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     42,536 shares (cost $638,023)         $   704,512        Dividend income                            $     9,069
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               9,069
                                                                                                      ---------------
Net assets                                 $   704,512    Expenses:
                                         --------------
                                                              Administrative expense                             935
                                                              Mortality and expense risk                       8,018
                                                              Contract maintenance charge                      1,279
                                                                                                      ---------------

                                                                                                              10,232
                                                                                                      ---------------

                                                          Net investment loss                                 (1,163)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   11,121
                                                          Net unrealized appreciation on
                                                               investments                                   144,682
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   154,640
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   664,908    $  1,377,476

Net increase (decrease) in net assets resulting from operations                              154,640        (432,875)

Capital shares transactions
   Net premiums                                                                               32,521          31,250
   Transfers of policy loans                                                                     350             922
   Transfers of surrenders                                                                   (90,172)       (176,632)
   Transfers of death benefits                                                                  (243)         (2,236)
   Transfers of other terminations                                                           (35,961)        (44,112)
   Interfund and net transfers to general account                                            (21,531)        (88,885)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (115,036)       (279,693)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       39,604        (712,568)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   704,512     $   664,908
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           27

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Growth Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     81,204 shares (cost $1,458,380)      $  1,736,135        Dividend income                            $     4,059
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               4,059
                                                                                                      ---------------
Net assets                                $  1,736,135    Expenses:
                                         --------------
                                                              Administrative expense                           2,169
                                                              Mortality and expense risk                      19,330
                                                              Contract maintenance charge                      3,131
                                                                                                      ---------------

                                                                                                              24,630
                                                                                                      ---------------

                                                          Net investment loss                                (20,571)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   89,959
                                                          Net unrealized appreciation on
                                                               investments                                   391,913
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   461,301
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,394,097    $  2,983,687

Net increase (decrease) in net assets resulting from operations                              461,301        (894,771)

Capital shares transactions
   Net premiums                                                                               86,593         129,359
   Transfers of policy loans                                                                       -             172
   Transfers of surrenders                                                                  (184,126)       (532,963)
   Transfers of death benefits                                                                (8,171)         (3,058)
   Transfers of other terminations                                                           (34,479)       (105,839)
   Interfund and net transfers to general account                                             20,920        (182,490)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (119,263)       (694,819)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      342,038      (1,589,590)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,736,135    $  1,394,097
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           28

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     26,577 shares (cost $489,421)         $   484,098        Dividend income                            $     7,042
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               7,042
                                                                                                      ---------------
Net assets                                 $   484,098    Expenses:
                                         --------------
                                                              Administrative expense                             546
                                                              Mortality and expense risk                       5,906
                                                              Contract maintenance charge                        495
                                                                                                      ---------------

                                                                                                               6,947
                                                                                                      ---------------

                                                          Net investment income                                   95

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (22,933)
                                                          Net unrealized appreciation on
                                                               investments                                   114,085
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    91,247
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   507,003     $   877,160

Net increase (decrease) in net assets resulting from operations                               91,247        (327,094)

Capital shares transactions
   Net premiums                                                                                1,921          46,667
   Transfers of policy loans                                                                       -             (40)
   Transfers of surrenders                                                                   (81,841)        (76,128)
   Transfers of death benefits                                                                  (973)        (10,036)
   Transfers of other terminations                                                           (10,488)        (29,311)
   Interfund and net transfers to general account                                            (22,771)         25,785
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (114,152)        (43,063)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                 (22,905)       (370,157)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   484,098     $   507,003
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           29

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     205,328 shares (cost $2,210,112)     $  2,730,531        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  2,730,531    Expenses:
                                         --------------
                                                              Administrative expense                           2,262
                                                              Mortality and expense risk                      24,131
                                                              Contract maintenance charge                      2,206
                                                                                                      ---------------

                                                                                                              28,599
                                                                                                      ---------------

                                                          Net investment loss                                (28,599)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (592,332)
                                                          Net unrealized appreciation on
                                                               investments                                 1,296,126
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   675,195
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  3,124,597    $  2,897,525

Net increase (decrease) in net assets resulting from operations                              675,195        (935,037)

Capital shares transactions
   Net premiums                                                                             (107,158)        134,386
   Transfers of policy loans                                                                      15           3,081
   Transfers of surrenders                                                                  (160,753)       (218,122)
   Transfers of death benefits                                                                (3,940)         (5,844)
   Transfers of other terminations                                                           (31,241)        (72,850)
   Interfund and net transfers to general account                                           (766,184)      1,321,458
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,069,261)      1,162,109
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (394,066)        227,072
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,730,531    $  3,124,597
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           30

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     205,821 shares (cost $4,748,503)     $  4,188,450        Dividend income                            $    37,937
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              37,937
                                                                                                      ---------------
Net assets                                $  4,188,450    Expenses:
                                         --------------
                                                              Administrative expense                           4,167
                                                              Mortality and expense risk                      53,352
                                                              Contract maintenance charge                      2,639
                                                                                                      ---------------

                                                                                                              60,158
                                                                                                      ---------------

                                                          Net investment loss                                (22,221)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,267,491)
                                                          Net unrealized appreciation on
                                                               investments                                 2,000,637
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   710,925
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  4,443,941    $  8,648,953

Net increase (decrease) in net assets resulting from operations                              710,925      (3,049,731)

Capital shares transactions
   Net premiums                                                                              103,516         246,180
   Transfers of policy loans                                                                     (12)          1,227
   Transfers of surrenders                                                                  (480,330)       (660,998)
   Transfers of death benefits                                                               (12,417)        (49,459)
   Transfers of other terminations                                                          (257,312)       (234,487)
   Interfund and net transfers to general account                                           (319,861)       (457,744)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (966,416)     (1,155,281)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (255,491)     (4,205,012)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  4,188,450    $  4,443,941
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           31

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     664,381 shares (cost $11,712,401)    $  8,803,053        Dividend income                            $    38,410
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              38,410
                                                                                                      ---------------
Net assets                                $  8,803,053    Expenses:
                                         --------------
                                                              Administrative expense                           7,558
                                                              Mortality and expense risk                     115,046
                                                              Contract maintenance charge                      3,339
                                                                                                      ---------------

                                                                                                             125,943
                                                                                                      ---------------

                                                          Net investment loss                                (87,533)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (3,289,548)
                                                          Net unrealized appreciation on
                                                               investments                                 5,168,804
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,791,723
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  9,213,430   $  18,972,002

Net increase (decrease) in net assets resulting from operations                            1,791,723      (7,017,890)

Capital shares transactions
   Net premiums                                                                              136,024         453,705
   Transfers of policy loans                                                                     593           4,269
   Transfers of surrenders                                                                  (857,170)     (1,184,175)
   Transfers of death benefits                                                               (74,288)        (68,624)
   Transfers of other terminations                                                          (325,405)       (475,251)
   Interfund and net transfers to general account                                         (1,081,854)     (1,470,606)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (2,202,100)     (2,740,682)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (410,377)     (9,758,572)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  8,803,053    $  9,213,430
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           32

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     1,928,426 shares (cost $15,423,870)  $ 14,038,945        Dividend income                            $   185,081
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             185,081
                                                                                                      ---------------
Net assets                                $ 14,038,945    Expenses:
                                         --------------
                                                              Administrative expense                           5,766
                                                              Mortality and expense risk                     164,194
                                                              Contract maintenance charge                        829
                                                                                                      ---------------

                                                                                                             170,789
                                                                                                      ---------------

                                                          Net investment income                               14,292

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (3,796,204)
                                                          Net unrealized appreciation on
                                                               investments                                 8,097,989
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  4,316,077
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  9,797,112   $  18,245,167

Net increase (decrease) in net assets resulting from operations                            4,316,077      (9,785,936)

Capital shares transactions
   Net premiums                                                                            1,202,727       2,302,185
   Transfers of policy loans                                                                  (2,961)         (2,064)
   Transfers of surrenders                                                                  (334,631)       (492,070)
   Transfers of death benefits                                                              (101,094)        (72,995)
   Transfers of other terminations                                                          (311,355)       (366,116)
   Interfund and net transfers to general account                                           (526,930)        (31,059)
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                   (74,244)      1,337,881
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    4,241,833      (8,448,055)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  14,038,945    $  9,797,112
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           33

Midland National Life Insurance Company
Separate Account C
Alger American Fund LargeCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     310,524 shares (cost $12,171,456)    $ 12,048,320        Dividend income                            $    63,166
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              63,166
                                                                                                      ---------------
Net assets                                $ 12,048,320    Expenses:
                                         --------------
                                                              Administrative expense                           6,056
                                                              Mortality and expense risk                     144,331
                                                              Contract maintenance charge                      1,149
                                                                                                      ---------------

                                                                                                             151,536
                                                                                                      ---------------

                                                          Net investment loss                                (88,370)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (557,183)
                                                          Net unrealized appreciation on
                                                               investments                                 4,333,997
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  3,688,444
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  8,174,886   $  16,684,566

Net increase (decrease) in net assets resulting from operations                            3,688,444      (7,539,895)

Capital shares transactions
   Net premiums                                                                              794,481       1,330,364
   Transfers of policy loans                                                                  (2,104)         (3,160)
   Transfers of surrenders                                                                  (570,497)       (756,354)
   Transfers of death benefits                                                              (130,992)        (64,601)
   Transfers of other terminations                                                          (302,407)       (367,960)
   Interfund and net transfers to general account                                            396,509      (1,108,074)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   184,990        (969,785)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    3,873,434      (8,509,680)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  12,048,320    $  8,174,886
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           34

Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     642,417 shares (cost $8,866,016)     $  6,861,016        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  6,861,016    Expenses:
                                         --------------
                                                              Administrative expense                           4,844
                                                              Mortality and expense risk                      75,377
                                                              Contract maintenance charge                      1,737
                                                                                                      ---------------

                                                                                                              81,958
                                                                                                      ---------------

                                                          Net investment loss                                (81,958)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,826,772)
                                                          Net unrealized appreciation on
                                                               investments                                 4,077,518
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  2,168,788
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  4,259,638   $  11,743,356

Net increase (decrease) in net assets resulting from operations                            2,168,788      (6,246,515)

Capital shares transactions
   Net premiums                                                                              426,227         825,363
   Transfers of policy loans                                                                      65          (3,801)
   Transfers of surrenders                                                                  (378,629)       (408,850)
   Transfers of death benefits                                                               (39,507)        (34,655)
   Transfers of other terminations                                                          (131,918)       (319,074)
   Interfund and net transfers to general account                                            556,352      (1,296,186)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   432,590      (1,237,203)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    2,601,378      (7,483,718)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  6,861,016    $  4,259,638
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           35

Midland National Life Insurance Company
Separate Account C
Alger American Fund Capital Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     96,714 shares (cost $4,492,553)      $  4,441,117        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  4,441,117    Expenses:
                                         --------------
                                                              Administrative expense                           4,518
                                                              Mortality and expense risk                      50,329
                                                              Contract maintenance charge                      2,527
                                                                                                      ---------------

                                                                                                              57,374
                                                                                                      ---------------

                                                          Net investment loss                                (57,374)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (679,536)
                                                          Net unrealized appreciation on
                                                               investments                                 2,170,187
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,433,277
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  4,155,821    $  8,498,018

Net increase (decrease) in net assets resulting from operations                            1,433,277      (3,595,355)

Capital shares transactions
   Net premiums                                                                              106,876         543,771
   Transfers of policy loans                                                                      41          (1,139)
   Transfers of surrenders                                                                  (273,328)       (330,049)
   Transfers of death benefits                                                                (7,508)         (9,838)
   Transfers of other terminations                                                          (127,743)       (133,553)
   Interfund and net transfers to general account                                           (846,319)       (816,034)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (1,147,981)       (746,842)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      285,296      (4,342,197)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  4,441,117    $  4,155,821
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           36

Midland National Life Insurance Company
Separate Account C
Alger American Fund SmallCap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     73,057 shares (cost $1,937,049)      $  1,868,807        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  1,868,807    Expenses:
                                         --------------
                                                              Administrative expense                           2,064
                                                              Mortality and expense risk                      21,669
                                                              Contract maintenance charge                        898
                                                                                                      ---------------

                                                                                                              24,631
                                                                                                      ---------------

                                                          Net investment loss                                (24,631)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (81,776)
                                                          Net unrealized appreciation on
                                                               investments                                   704,612
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   598,205
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,499,453    $  4,424,080

Net increase (decrease) in net assets resulting from operations                              598,205      (1,710,274)

Capital shares transactions
   Net premiums                                                                               18,797          49,119
   Transfers of policy loans                                                                      (2)            776
   Transfers of surrenders                                                                   (81,316)       (228,175)
   Transfers of death benefits                                                                (4,724)              -
   Transfers of other terminations                                                           (45,177)       (109,461)
   Interfund and net transfers to general account                                           (116,429)       (926,612)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (228,851)     (1,214,353)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      369,354      (2,924,627)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,868,807    $  1,499,453
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           37

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     20,315 shares (cost $601,776)         $   509,286        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   509,286    Expenses:
                                         --------------
                                                              Administrative expense                             207
                                                              Mortality and expense risk                       6,090
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               6,297
                                                                                                      ---------------

                                                          Net investment loss                                 (6,297)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (44,434)
                                                          Net unrealized appreciation on
                                                               investments                                   160,315
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   109,584
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   394,188     $   713,931

Net increase (decrease) in net assets resulting from operations                              109,584        (367,598)

Capital shares transactions
   Net premiums                                                                               12,853          14,746
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (22,066)        (14,571)
   Transfers of death benefits                                                               (24,878)         (1,087)
   Transfers of other terminations                                                           (10,638)        (16,497)
   Interfund and net transfers to general account                                             50,243          65,264
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                                5,514          47,855
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      115,098        (319,743)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   509,286     $   394,188
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           38

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Equity Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     36,507 shares (cost $657,907)         $   602,724        Dividend income                            $     2,161
                                                              Capital gains distributions                     28,502
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              30,663
                                                                                                      ---------------
Net assets                                 $   602,724    Expenses:
                                         --------------
                                                              Administrative expense                             144
                                                              Mortality and expense risk                       6,643
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               6,787
                                                                                                      ---------------

                                                          Net investment income                               23,876

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (39,517)
                                                          Net unrealized appreciation on
                                                               investments                                   140,358
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   124,717
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   372,791     $   600,055

Net increase (decrease) in net assets resulting from operations                              124,717        (317,116)

Capital shares transactions
   Net premiums                                                                               15,725          24,519
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (3,967)         (5,483)
   Transfers of death benefits                                                               (25,714)              -
   Transfers of other terminations                                                            (8,342)         (8,739)
   Interfund and net transfers to general account                                            127,514          79,555
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              105,216          89,852
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      229,933        (227,264)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   602,724     $   372,791
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           39

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Technology Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     66,933 shares (cost $790,041)         $   882,841        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   882,841    Expenses:
                                         --------------
                                                              Administrative expense                             294
                                                              Mortality and expense risk                       6,536
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               6,830
                                                                                                      ---------------

                                                          Net investment loss                                 (6,830)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (47,798)
                                                          Net unrealized appreciation on
                                                               investments                                   229,556
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   174,928
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   455,864     $   961,984

Net increase (decrease) in net assets resulting from operations                              174,928        (343,085)

Capital shares transactions
   Net premiums                                                                               36,588          67,219
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (26,361)        (54,561)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (40,895)        (11,790)
   Interfund and net transfers to general account                                            282,717        (163,903)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   252,049        (163,035)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      426,977        (506,120)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   882,841     $   455,864
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           40

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Utilities Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     84,371 shares (cost $1,488,471)      $  1,224,229        Dividend income                            $    54,404
                                                              Capital gains distributions                     13,713
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              68,117
                                                                                                      ---------------
Net assets                                $  1,224,229    Expenses:
                                         --------------
                                                              Administrative expense                             723
                                                              Mortality and expense risk                      18,565
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              19,288
                                                                                                      ---------------

                                                          Net investment income                               48,829

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (512,050)
                                                          Net unrealized appreciation on
                                                               investments                                   598,954
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   135,733
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,565,196    $  6,135,773

Net increase (decrease) in net assets resulting from operations                              135,733      (1,555,203)

Capital shares transactions
   Net premiums                                                                               67,986         522,500
   Transfers of policy loans                                                                       -              (9)
   Transfers of surrenders                                                                   (55,824)       (120,947)
   Transfers of death benefits                                                               (16,190)         (4,753)
   Transfers of other terminations                                                           (70,648)       (176,923)
   Interfund and net transfers to general account                                           (402,024)     (3,235,242)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (476,700)     (3,015,374)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (340,967)     (4,570,577)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,224,229    $  1,565,196
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           41

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     269,585 shares (cost $1,250,571)     $  1,374,884        Dividend income                            $    40,529
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              40,529
                                                                                                      ---------------
Net assets                                $  1,374,884    Expenses:
                                         --------------
                                                              Administrative expense                           1,567
                                                              Mortality and expense risk                      23,724
                                                              Contract maintenance charge                        163
                                                                                                      ---------------

                                                                                                              25,454
                                                                                                      ---------------

                                                          Net investment income                               15,075

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,815,050)
                                                          Net unrealized appreciation on
                                                               investments                                 2,221,258
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   421,283
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,526,025    $  1,001,234

Net increase (decrease) in net assets resulting from operations                              421,283      (2,022,799)

Capital shares transactions
   Net premiums                                                                               46,706          88,943
   Transfers of policy loans                                                                      11             208
   Transfers of surrenders                                                                  (268,947)        (48,038)
   Transfers of death benefits                                                                  (400)         (4,790)
   Transfers of other terminations                                                          (217,834)        (66,324)
   Interfund and net transfers to general account                                         (1,131,960)      3,577,591
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,572,424)      3,547,590
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                   (1,151,141)      1,524,791
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,374,884    $  2,526,025
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           42

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     99,632 shares (cost $1,544,394)      $  1,581,165        Dividend income                            $     4,947
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               4,947
                                                                                                      ---------------
Net assets                                $  1,581,165    Expenses:
                                         --------------
                                                              Administrative expense                             811
                                                              Mortality and expense risk                      13,719
                                                              Contract maintenance charge                        189
                                                                                                      ---------------

                                                                                                              14,719
                                                                                                      ---------------

                                                          Net investment loss                                 (9,772)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (237,351)
                                                          Net unrealized appreciation on
                                                               investments                                   475,194
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   228,071
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   891,597    $  1,609,472

Net increase (decrease) in net assets resulting from operations                              228,071        (454,888)

Capital shares transactions
   Net premiums                                                                               49,404         110,942
   Transfers of policy loans                                                                      19             779
   Transfers of surrenders                                                                  (141,456)       (118,082)
   Transfers of death benefits                                                                (8,029)         (9,440)
   Transfers of other terminations                                                           (72,146)        (91,982)
   Interfund and net transfers to general account                                            633,705        (155,204)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   461,497        (262,987)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      689,568        (717,875)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,581,165     $   891,597
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           43

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Basic Value Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     28,545 shares (cost $163,619)         $   169,843        Dividend income                            $     1,849
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,849
                                                                                                      ---------------
Net assets                                 $   169,843    Expenses:
                                         --------------
                                                              Administrative expense                              17
                                                              Mortality and expense risk                       1,460
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,477
                                                                                                      ---------------

                                                          Net investment income                                  372

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                    2,410
                                                          Net unrealized appreciation on
                                                               investments                                    16,262
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    19,044
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     8,510     $   258,682

Net increase (decrease) in net assets resulting from operations                               19,044         (51,918)

Capital shares transactions
   Net premiums                                                                               30,354           5,656
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (2,122)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,252)              -
   Interfund and net transfers to general account                                            115,309        (203,910)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   142,289        (198,254)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      161,333        (250,172)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   169,843     $     8,510
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           44

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Real Estate Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     36,343 shares (cost $445,796)         $   433,573        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   433,573    Expenses:
                                         --------------
                                                              Administrative expense                              60
                                                              Mortality and expense risk                       3,455
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               3,515
                                                                                                      ---------------

                                                          Net investment loss                                 (3,515)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (32,938)
                                                          Net unrealized appreciation on
                                                               investments                                    58,140
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    21,687
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    75,360     $   317,227

Net increase (decrease) in net assets resulting from operations                               21,687         (92,603)

Capital shares transactions
   Net premiums                                                                              309,935          47,834
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (1,993)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (489)         (3,114)
   Interfund and net transfers to general account                                             29,073        (193,984)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   336,526        (149,264)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      358,213        (241,867)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   433,573     $    75,360
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           45

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     17,979 shares (cost $455,710)         $   460,795        Dividend income                            $     2,753
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               2,753
                                                                                                      ---------------
Net assets                                 $   460,795    Expenses:
                                         --------------
                                                              Administrative expense                              45
                                                              Mortality and expense risk                       3,984
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,029
                                                                                                      ---------------

                                                          Net investment loss                                 (1,276)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (7,816)
                                                          Net unrealized appreciation on
                                                               investments                                    56,572
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    47,480
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   139,997     $   594,141

Net increase (decrease) in net assets resulting from operations                               47,480        (140,858)

Capital shares transactions
   Net premiums                                                                                2,700          10,303
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -          (1,760)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (3,072)        (12,374)
   Interfund and net transfers to general account                                            273,690        (309,455)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   273,318        (313,286)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      320,798        (454,144)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   460,795     $   139,997
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           46

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Mid Cap Core Equity Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     16,175 shares (cost $166,963)         $   175,170        Dividend income                            $     1,462
                                                              Capital gains distributions                      1,843
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               3,305
                                                                                                      ---------------
Net assets                                 $   175,170    Expenses:
                                         --------------
                                                              Administrative expense                              66
                                                              Mortality and expense risk                       2,545
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,611
                                                                                                      ---------------

                                                          Net investment income                                  694

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (36,309)
                                                          Net unrealized appreciation on
                                                               investments                                    56,333
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    20,718
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   107,545     $   235,811

Net increase (decrease) in net assets resulting from operations                               20,718         (45,450)

Capital shares transactions
   Net premiums                                                                                2,356          13,524
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (630)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,090)        (17,795)
   Interfund and net transfers to general account                                             46,271         (78,545)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    46,907         (82,816)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       67,625        (128,266)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   175,170     $   107,545
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           47

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     483,583 shares (cost $5,658,763)     $  5,314,582        Dividend income                            $   350,465
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             350,465
                                                                                                      ---------------
Net assets                                $  5,314,582    Expenses:
                                         --------------
                                                              Administrative expense                           1,807
                                                              Mortality and expense risk                      77,810
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              79,617
                                                                                                      ---------------

                                                          Net investment income                              270,848

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (963,282)
                                                          Net unrealized appreciation on
                                                               investments                                   848,470
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   156,036
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  5,700,481    $  6,732,587

Net increase (decrease) in net assets resulting from operations                              156,036      (1,131,743)

Capital shares transactions
   Net premiums                                                                              419,764         768,288
   Transfers of policy loans                                                                     132            (808)
   Transfers of surrenders                                                                  (320,395)       (316,953)
   Transfers of death benefits                                                               (66,230)       (104,901)
   Transfers of other terminations                                                          (167,929)       (203,141)
   Interfund and net transfers to general account                                           (407,277)        (42,848)
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (541,935)         99,637
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (385,899)     (1,032,106)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  5,314,582    $  5,700,481
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           48

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Company Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     71,702 shares (cost $917,525)         $   843,217        Dividend income                            $     5,111
                                                              Capital gains distributions                     10,315
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              15,426
                                                                                                      ---------------
Net assets                                 $   843,217    Expenses:
                                         --------------
                                                              Administrative expense                             469
                                                              Mortality and expense risk                       9,964
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              10,433
                                                                                                      ---------------

                                                          Net investment income                                4,993

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (88,216)
                                                          Net unrealized appreciation on
                                                               investments                                   199,836
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   116,613
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   643,237    $  1,210,599

Net increase (decrease) in net assets resulting from operations                              116,613        (481,856)

Capital shares transactions
   Net premiums                                                                               83,885          73,504
   Transfers of policy loans                                                                    (190)           (438)
   Transfers of surrenders                                                                   (59,972)        (80,492)
   Transfers of death benefits                                                               (19,346)        (24,175)
   Transfers of other terminations                                                           (28,260)        (60,150)
   Interfund and net transfers to general account                                            107,250           6,245
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    83,367         (85,506)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      199,980        (567,362)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   843,217     $   643,237
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           49

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,346 shares (cost $233,172)          $   204,652        Dividend income                            $     1,658
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,658
                                                                                                      ---------------
Net assets                                 $   204,652    Expenses:
                                         --------------
                                                              Administrative expense                             200
                                                              Mortality and expense risk                       4,173
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,373
                                                                                                      ---------------

                                                          Net investment loss                                 (2,715)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (103,724)
                                                          Net unrealized appreciation on
                                                               investments                                   196,491
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    90,052
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   365,183    $  1,777,904

Net increase (decrease) in net assets resulting from operations                               90,052        (567,281)

Capital shares transactions
   Net premiums                                                                               21,654          32,502
   Transfers of policy loans                                                                       -              13
   Transfers of surrenders                                                                    (4,878)        (68,466)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (22,448)        (32,506)
   Interfund and net transfers to general account                                           (244,911)       (776,983)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (250,583)       (845,440)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (160,531)     (1,412,721)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   204,652     $   365,183
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           50

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     16,425 shares (cost $240,016)         $   262,149        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   262,149    Expenses:
                                         --------------
                                                              Administrative expense                             149
                                                              Mortality and expense risk                       5,470
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               5,619
                                                                                                      ---------------

                                                          Net investment loss                                 (5,619)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   11,017
                                                          Net unrealized appreciation on
                                                               investments                                   100,898
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   106,296
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   176,810     $   217,537

Net increase (decrease) in net assets resulting from operations                              106,296        (483,136)

Capital shares transactions
   Net premiums                                                                               25,647           2,900
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (18,150)         (1,458)
   Transfers of death benefits                                                                  (848)              -
   Transfers of other terminations                                                           (16,354)         (7,730)
   Interfund and net transfers to general account                                            (11,252)        448,697
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                   (20,957)        442,409
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       85,339         (40,727)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   262,149     $   176,810
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           51

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     791,751 shares (cost $791,751)        $   791,751        Dividend income                             $      295
                                                              Capital gains distributions                        295
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 590
                                                                                                      ---------------
Net assets                                 $   791,751    Expenses:
                                         --------------
                                                              Administrative expense                             164
                                                              Mortality and expense risk                      23,828
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              23,992
                                                                                                      ---------------

                                                          Net investment loss                                (23,402)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                        -
                                                          Net unrealized appreciation on
                                                               investments                                         -
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (23,402)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,296,079    $  1,483,977

Net decrease in net assets resulting from operations                                         (23,402)        (14,793)

Capital shares transactions
   Net premiums                                                                            1,341,362       1,711,427
   Transfers of policy loans                                                                   2,761         (17,671)
   Transfers of surrenders                                                                      (132)             (7)
   Transfers of death benefits                                                                     -        (351,158)
   Transfers of other terminations                                                           (54,631)        (52,428)
   Interfund and net transfers to general account                                         (2,770,286)       (463,268)
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,480,926)        826,895
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                   (1,504,328)        812,102
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   791,751    $  2,296,079
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           52

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Strategy Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     22,995 shares (cost $1,185,017)       $   973,618        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   973,618    Expenses:
                                         --------------
                                                              Administrative expense                             687
                                                              Mortality and expense risk                      17,895
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              18,582
                                                                                                      ---------------

                                                          Net investment loss                                (18,582)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (96,537)
                                                          Net unrealized depreciation on
                                                               investments                                  (377,500)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (492,619)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,441,637    $  1,246,814

Net (decrease) increase in net assets resulting from operations                             (492,619)        473,151

Capital shares transactions
   Net premiums                                                                              253,316         257,441
   Transfers of policy loans                                                                       8               -
   Transfers of surrenders                                                                  (135,732)        (36,247)
   Transfers of death benefits                                                                (3,712)         (1,781)
   Transfers of other terminations                                                          (106,695)        (42,556)
   Interfund and net transfers to general account                                             17,415        (455,185)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    24,600        (278,328)
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (468,019)        194,823
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   973,618    $  1,441,637
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           53

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse NASDAQ-100 Strategy Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     23,397 shares (cost $434,419)         $   350,956        Dividend income                             $      416
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 416
                                                                                                      ---------------
Net assets                                 $   350,956    Expenses:
                                         --------------
                                                              Administrative expense                             398
                                                              Mortality and expense risk                      15,434
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              15,832
                                                                                                      ---------------

                                                          Net investment loss                                (15,416)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (12,478)
                                                          Net unrealized depreciation on
                                                               investments                                  (442,196)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (470,090)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,605,403    $  1,214,853

Net (decrease) increase in net assets resulting from operations                             (470,090)        704,119

Capital shares transactions
   Net premiums                                                                               73,970         183,387
   Transfers of policy loans                                                                       3              (3)
   Transfers of surrenders                                                                   (53,064)        (99,409)
   Transfers of death benefits                                                                (3,115)              -
   Transfers of other terminations                                                           (51,135)        (47,485)
   Interfund and net transfers to general account                                         (1,751,016)        649,941
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,784,357)        686,431
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                   (2,254,447)      1,390,550
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   350,956    $  2,605,403
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           54

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     12,697 shares (cost $200,593)         $   206,205        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   206,205    Expenses:
                                         --------------
                                                              Administrative expense                             119
                                                              Mortality and expense risk                       4,129
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,248
                                                                                                      ---------------

                                                          Net investment loss                                 (4,248)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                      927
                                                          Net unrealized appreciation on
                                                               investments                                    34,228
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    30,907
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    66,006     $   644,345

Net increase (decrease) in net assets resulting from operations                               30,907         (29,839)

Capital shares transactions
   Net premiums                                                                               23,747          10,197
   Transfers of policy loans                                                                       -               4
   Transfers of surrenders                                                                   (30,433)        (15,331)
   Transfers of death benefits                                                               (21,339)           (914)
   Transfers of other terminations                                                           (26,164)        (13,090)
   Interfund and net transfers to general account                                            163,481        (529,366)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   109,292        (548,500)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      140,199        (578,339)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   206,205     $    66,006
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           55

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     44,172 shares (cost $434,817)         $   508,417        Dividend income                             $      448
                                                              Capital gains distributions                          -
                                                                                                      ---------------

Liabilities                                          -
                                         --------------
                                                                                                                 448
                                                                                                      ---------------
Net assets                                 $   508,417    Expenses:
                                         --------------
                                                              Administrative expense                             729
                                                              Mortality and expense risk                      13,788
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              14,517
                                                                                                      ---------------

                                                          Net investment loss                                (14,069)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,042,602)
                                                          Net unrealized appreciation on
                                                               investments                                 1,152,319
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    95,648
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,252,357    $  2,303,664

Net increase (decrease) in net assets resulting from operations                               95,648      (1,538,820)

Capital shares transactions
   Net premiums                                                                               46,587          85,622
   Transfers of policy loans                                                                     (33)              4
   Transfers of surrenders                                                                   (99,134)        (68,100)
   Transfers of death benefits                                                               (36,588)        (15,847)
   Transfers of other terminations                                                           (66,251)        (96,889)
   Interfund and net transfers to general account                                         (1,684,169)      1,582,723
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,839,588)      1,487,513
                                                                                      --------------- ---------------

Total decrease in net assets                                                              (1,743,940)        (51,307)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   508,417    $  2,252,357
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           56

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond 1.2x Strategy
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     12,168 shares (cost $123,384)          $   80,187        Dividend income                            $     5,607
                                                              Capital gains distributions                     36,268
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              41,875
                                                                                                      ---------------
Net assets                                  $   80,187    Expenses:
                                         --------------
                                                              Administrative expense                              90
                                                              Mortality and expense risk                       4,309
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,399
                                                                                                      ---------------

                                                          Net investment income                               37,476

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   74,738
                                                          Net unrealized depreciation on
                                                               investments                                  (401,136)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (288,922)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,432,811     $   166,732

Net (decrease) increase in net assets resulting from operations                             (288,922)        912,177

Capital shares transactions
   Net premiums                                                                               45,948          34,529
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (4,531)         (8,093)
   Transfers of death benefits                                                               (11,608)              -
   Transfers of other terminations                                                           (17,987)        (37,547)
   Interfund and net transfers to general account                                         (1,075,524)        365,013
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,063,702)        353,902
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                   (1,352,624)      1,266,079
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    80,187    $  1,432,811
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           57

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dow 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     0 shares (cost $0)                       $      -        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                    $      -    Expenses:
                                         --------------
                                                              Administrative expense                               -
                                                              Mortality and expense risk                           -
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                   -
                                                                                                      ---------------

                                                          Net investment income                                    -

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                     (24)
                                                          Net unrealized appreciation on
                                                               investments                                         -
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                     $      (24)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                            $       -     $    92,271

Net decrease in net assets resulting from operations                                             (24)        (19,993)

Capital shares transactions
   Net premiums                                                                                    1               1
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                                 23         (72,279)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                        24         (72,278)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                            -         (92,271)
                                                                                      --------------- ---------------

Net assets at end of year                                                                  $       -       $       -
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           58

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     83 shares (cost $1,339)                $    1,477        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                  $    1,477    Expenses:
                                         --------------
                                                              Administrative expense                               1
                                                              Mortality and expense risk                          22
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                  23
                                                                                                      ---------------

                                                          Net investment loss                                    (23)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                      400
                                                          Net unrealized appreciation on
                                                               investments                                       371
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                     $      748
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                           $      694     $    62,621

Net increase (decrease) in net assets resulting from operations                                  748          (9,526)

Capital shares transactions
   Net premiums                                                                                    -              (1)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                                 35         (52,400)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                        35         (52,401)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                          783         (61,927)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $     1,477      $      694
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           59

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust S&P 500 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     73 shares (cost $4,538)                $    6,580        Dividend income                              $      37
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                  37
                                                                                                      ---------------
Net assets                                  $    6,580    Expenses:
                                         --------------
                                                              Administrative expense                               -
                                                              Mortality and expense risk                         128
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 128
                                                                                                      ---------------

                                                          Net investment loss                                    (91)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (11,973)
                                                          Net unrealized appreciation on
                                                               investments                                    14,025
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     1,961
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     4,611     $    81,498

Net increase (decrease) in net assets resulting from operations                                1,961         (35,867)

Capital shares transactions
   Net premiums                                                                                    8               -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -            (379)
   Interfund and net transfers to general account                                                  -         (40,641)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                         8         (41,020)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                        1,969         (76,887)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $     6,580     $     4,611
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           60

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dow 2x Strategy Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     146 shares (cost $3,040)               $    2,877        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                  $    2,877    Expenses:
                                         --------------
                                                              Administrative expense                               7
                                                              Mortality and expense risk                         107
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 114
                                                                                                      ---------------

                                                          Net investment loss                                   (114)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (3,916)
                                                          Net unrealized appreciation on
                                                               investments                                     1,581
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (2,449)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     5,287    $  1,499,992

Net (decrease) increase in net assets resulting from operations                               (2,449)        530,779

Capital shares transactions
   Net premiums                                                                                   39              14
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                                  -      (2,025,498)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                        39      (2,025,484)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                  (2,410)     (1,494,705)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $     2,877     $     5,287
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           61

Midland National Life Insurance Company
Separate Account C
ProFunds Access VP High Yield Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     88,686 shares (cost $2,282,983)      $  2,338,651        Dividend income                            $   122,436
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             122,436
                                                                                                      ---------------
Net assets                                $  2,338,651    Expenses:
                                         --------------
                                                              Administrative expense                              40
                                                              Mortality and expense risk                      35,189
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              35,229
                                                                                                      ---------------

                                                          Net investment income                               87,207

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (183,666)
                                                          Net unrealized appreciation on
                                                               investments                                   223,332
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   126,873
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,626,885    $  1,359,264

Net increase (decrease) in net assets resulting from operations                              126,873        (110,311)

Capital shares transactions
   Net premiums                                                                              660,590         558,389
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (75,447)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (40,838)         (2,641)
   Interfund and net transfers to general account                                             40,588        (177,816)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              584,893         377,932
                                                                                      --------------- ---------------

Total increase in net assets                                                                 711,766         267,621
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,338,651    $  1,626,885
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           62

Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     71,834 shares (cost $3,824,952)      $  3,857,475        Dividend income                            $    25,800
                                                              Capital gains distributions                    344,770
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             370,570
                                                                                                      ---------------
Net assets                                $  3,857,475    Expenses:
                                         --------------
                                                              Administrative expense                              95
                                                              Mortality and expense risk                      61,790
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              61,885
                                                                                                      ---------------

                                                          Net investment income                              308,685

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (302,259)
                                                          Net unrealized appreciation on
                                                               investments                                   580,926
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   587,352
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,732,456    $  2,480,188

Net increase (decrease) in net assets resulting from operations                              587,352      (1,828,706)

Capital shares transactions
   Net premiums                                                                               15,826         272,039
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (2,423)        (11,507)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (39,021)         (2,672)
   Interfund and net transfers to general account                                            563,285       1,823,114
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              537,667       2,080,974
                                                                                      --------------- ---------------

Total increase in net assets                                                               1,125,019         252,268
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  3,857,475    $  2,732,456
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           63

Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     4,851 shares (cost $59,640)            $   56,946        Dividend income                            $     4,366
                                                              Capital gains distributions                        102
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               4,468
                                                                                                      ---------------
Net assets                                  $   56,946    Expenses:
                                         --------------
                                                              Administrative expense                              91
                                                              Mortality and expense risk                       4,160
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,251
                                                                                                      ---------------

                                                          Net investment income                                  217

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (10,675)
                                                          Net unrealized appreciation on
                                                               investments                                    15,451
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     4,993
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    61,364     $     6,601

Net increase (decrease) in net assets resulting from operations                                4,993        (108,656)

Capital shares transactions
   Net premiums                                                                                3,060              (6)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (157)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (3,255)           (958)
   Interfund and net transfers to general account                                             (9,059)        164,383
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                    (9,411)        163,419
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                       (4,418)         54,763
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    56,946     $    61,364
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           64

Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     49,263 shares (cost $1,901,259)      $  1,992,679        Dividend income                            $     5,164
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               5,164
                                                                                                      ---------------
Net assets                                $  1,992,679    Expenses:
                                         --------------
                                                              Administrative expense                             185
                                                              Mortality and expense risk                      27,753
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              27,938
                                                                                                      ---------------

                                                          Net investment loss                                (22,774)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (130,087)
                                                          Net unrealized appreciation on
                                                               investments                                   362,579
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   209,718
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   493,004     $   539,535

Net increase (decrease) in net assets resulting from operations                              209,718        (563,336)

Capital shares transactions
   Net premiums                                                                                6,771           9,303
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (1,152)        (15,905)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (29,257)         (4,682)
   Interfund and net transfers to general account                                          1,313,595         528,089
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,289,957         516,805
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,499,675         (46,531)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,992,679     $   493,004
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           65

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     45,365 shares (cost $1,165,822)      $  1,124,150        Dividend income                            $     6,336
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               6,336
                                                                                                      ---------------
Net assets                                $  1,124,150    Expenses:
                                         --------------
                                                              Administrative expense                             287
                                                              Mortality and expense risk                      45,353
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              45,640
                                                                                                      ---------------

                                                          Net investment loss                                (39,304)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,150,824)
                                                          Net unrealized depreciation on
                                                               investments                                    (9,789)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                  $  (1,199,917)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,548,508     $    58,119

Net (decrease) increase in net assets resulting from operations                           (1,199,917)        101,026

Capital shares transactions
   Net premiums                                                                               35,087          63,252
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (96,981)           (556)
   Transfers of death benefits                                                                  (571)              -
   Transfers of other terminations                                                           (33,024)        (11,817)
   Interfund and net transfers to general account                                            871,048       1,338,484
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              775,559       1,389,363
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (424,358)      1,490,389
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,124,150    $  1,548,508
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           66

Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     7,208 shares (cost $157,492)          $   156,845        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   156,845    Expenses:
                                         --------------
                                                              Administrative expense                             127
                                                              Mortality and expense risk                       6,673
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               6,800
                                                                                                      ---------------

                                                          Net investment loss                                 (6,800)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (14,707)
                                                          Net unrealized appreciation on
                                                               investments                                     2,208
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (19,299)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    86,875     $    34,638

Net decrease in net assets resulting from operations                                         (19,299)         (5,882)

Capital shares transactions
   Net premiums                                                                                  307             242
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (2,111)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (3,368)         (1,371)
   Interfund and net transfers to general account                                             94,441          59,248
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               89,269          58,119
                                                                                      --------------- ---------------

Total increase in net assets                                                                  69,970          52,237
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   156,845     $    86,875
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           67

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     177,267 shares (cost $4,146,367)     $  4,146,270        Dividend income                            $     3,278
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               3,278
                                                                                                      ---------------
Net assets                                $  4,146,270    Expenses:
                                         --------------
                                                              Administrative expense                             159
                                                              Mortality and expense risk                      17,591
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              17,750
                                                                                                      ---------------

                                                          Net investment loss                                (14,472)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  192,944
                                                          Net unrealized appreciation on
                                                               investments                                       513
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   178,985
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   132,884     $   204,524

Net increase (decrease) in net assets resulting from operations                              178,985        (190,812)

Capital shares transactions
   Net premiums                                                                              (10,033)          5,801
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (224,947)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (24,365)         (2,715)
   Interfund and net transfers to general account                                          4,093,746         116,086
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            3,834,401         119,172
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    4,013,386         (71,640)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  4,146,270     $   132,884
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           68

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     2,206 shares (cost $62,915)            $   65,359        Dividend income                             $      475
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 475
                                                                                                      ---------------
Net assets                                  $   65,359    Expenses:
                                         --------------
                                                              Administrative expense                               6
                                                              Mortality and expense risk                         805
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 811
                                                                                                      ---------------

                                                          Net investment loss                                   (336)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                    2,795
                                                          Net unrealized appreciation on
                                                               investments                                     2,481
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     4,940
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     3,617     $     8,087

Net increase (decrease) in net assets resulting from operations                                4,940         (30,415)

Capital shares transactions
   Net premiums                                                                                   (1)          1,923
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -          (9,109)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                               (48)         (1,420)
   Interfund and net transfers to general account                                             56,851          34,551
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               56,802          25,945
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       61,742          (4,470)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    65,359     $     3,617
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           69

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     5,534 shares (cost $143,448)          $   145,921        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   145,921    Expenses:
                                         --------------
                                                              Administrative expense                               8
                                                              Mortality and expense risk                         774
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 782
                                                                                                      ---------------

                                                          Net investment loss                                   (782)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (4,991)
                                                          Net unrealized appreciation on
                                                               investments                                     3,061
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (2,712)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     2,185     $     3,046

Net decrease in net assets resulting from operations                                          (2,712)         (3,488)

Capital shares transactions
   Net premiums                                                                                  280           2,109
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (476)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                (1)           (102)
   Interfund and net transfers to general account                                            146,645             620
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              146,448           2,627
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      143,736            (861)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   145,921     $     2,185
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           70

Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     4,158 shares (cost $100,236)          $   101,032        Dividend income                            $     1,012
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,012
                                                                                                      ---------------
Net assets                                 $   101,032    Expenses:
                                         --------------
                                                              Administrative expense                               -
                                                              Mortality and expense risk                         505
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 505
                                                                                                      ---------------

                                                          Net investment income                                  507

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (3,692)
                                                          Net unrealized appreciation on
                                                               investments                                     1,379
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (1,806)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    35,724     $    14,782

Net decrease in net assets resulting from operations                                          (1,806)        (23,292)

Capital shares transactions
   Net premiums                                                                                9,090              (1)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (641)           (709)
   Interfund and net transfers to general account                                             58,665          44,944
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               67,114          44,234
                                                                                      --------------- ---------------

Total increase in net assets                                                                  65,308          20,942
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   101,032     $    35,724
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           71

Midland National Life Insurance Company
Separate Account C
ProFunds VP Emerging Markets
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     116,610 shares (cost $3,282,235)     $  3,280,242        Dividend income                            $     1,710
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,710
                                                                                                      ---------------
Net assets                                $  3,280,242    Expenses:
                                         --------------
                                                              Administrative expense                              67
                                                              Mortality and expense risk                      30,105
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              30,172
                                                                                                      ---------------

                                                          Net investment loss                                (28,462)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  285,691
                                                          Net unrealized appreciation on
                                                               investments                                    11,270
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   268,499
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   663,484    $  1,190,766

Net increase (decrease) in net assets resulting from operations                              268,499        (178,689)

Capital shares transactions
   Net premiums                                                                               25,803          10,012
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (60,997)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (8,006)         (2,681)
   Interfund and net transfers to general account                                          2,391,459        (355,924)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 2,348,259        (348,593)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    2,616,758        (527,282)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  3,280,242     $   663,484
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           72

Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     21,321 shares (cost $434,355)         $   449,017        Dividend income                            $    10,644
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              10,644
                                                                                                      ---------------
Net assets                                 $   449,017    Expenses:
                                         --------------
                                                              Administrative expense                              48
                                                              Mortality and expense risk                       6,642
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               6,690
                                                                                                      ---------------

                                                          Net investment income                                3,954

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (2,448)
                                                          Net unrealized appreciation on
                                                               investments                                    40,412
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    41,918
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    37,067     $   116,830

Net increase (decrease) in net assets resulting from operations                               41,918         (57,982)

Capital shares transactions
   Net premiums                                                                                1,215           1,274
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (1,073)         (4,388)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (18,792)         (1,194)
   Interfund and net transfers to general account                                            388,682         (17,473)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   370,032         (21,781)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      411,950         (79,763)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   449,017     $    37,067
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           73

Midland National Life Insurance Company
Separate Account C
ProFunds VP Falling US Dollar
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,446 shares (cost $107,047)          $   103,909        Dividend income                            $     2,168
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               2,168
                                                                                                      ---------------
Net assets                                 $   103,909    Expenses:
                                         --------------
                                                              Administrative expense                               1
                                                              Mortality and expense risk                         899
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 900
                                                                                                      ---------------

                                                          Net investment income                                1,268

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                    (594)
                                                          Net unrealized depreciation on
                                                               investments                                    (7,709)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (7,035)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   303,931       $       -

Net (decrease) increase in net assets resulting from operations                               (7,035)          4,510

Capital shares transactions
   Net premiums                                                                               62,997           7,122
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                           (255,984)        292,299
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (192,987)        299,421
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (200,022)        303,931
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   103,909     $   303,931
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           74

Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     19,361 shares (cost $475,198)         $   346,750        Dividend income                            $    10,914
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              10,914
                                                                                                      ---------------
Net assets                                 $   346,750    Expenses:
                                         --------------
                                                              Administrative expense                              12
                                                              Mortality and expense risk                      16,757
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              16,769
                                                                                                      ---------------

                                                          Net investment loss                                 (5,855)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (205,302)
                                                          Net unrealized appreciation on
                                                               investments                                   296,413
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    85,256
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   563,595     $   559,738

Net increase (decrease) in net assets resulting from operations                               85,256        (483,367)

Capital shares transactions
   Net premiums                                                                                   (4)             68
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (2,178)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (22,510)         (5,029)
   Interfund and net transfers to general account                                           (277,409)        492,185
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (302,101)        487,224
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (216,845)          3,857
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   346,750     $   563,595
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           75

Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     44,552 shares (cost $1,155,201)      $  1,255,925        Dividend income                            $     8,109
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               8,109
                                                                                                      ---------------
Net assets                                $  1,255,925    Expenses:
                                         --------------
                                                              Administrative expense                              29
                                                              Mortality and expense risk                      36,044
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              36,073
                                                                                                      ---------------

                                                          Net investment loss                                (27,964)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (114,978)
                                                          Net unrealized appreciation on
                                                               investments                                   342,003
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   199,061
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,308,798    $  1,103,880

Net increase (decrease) in net assets resulting from operations                              199,061        (362,933)

Capital shares transactions
   Net premiums                                                                                   (5)             83
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (5,005)        (13,177)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (52,453)         (6,414)
   Interfund and net transfers to general account                                           (194,471)        587,359
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (251,934)        567,851
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                      (52,873)        204,918
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,255,925    $  1,308,798
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           76

Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     4,847 shares (cost $145,621)          $   144,527        Dividend income                             $      544
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 544
                                                                                                      ---------------
Net assets                                 $   144,527    Expenses:
                                         --------------
                                                              Administrative expense                              12
                                                              Mortality and expense risk                       1,052
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,064
                                                                                                      ---------------

                                                          Net investment loss                                   (520)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (20,038)
                                                          Net unrealized appreciation on
                                                               investments                                    12,251
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (8,307)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    19,828     $    38,054

Net decrease in net assets resulting from operations                                          (8,307)        (65,108)

Capital shares transactions
   Net premiums                                                                                1,226           1,266
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                       (61)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (806)         (1,480)
   Interfund and net transfers to general account                                            132,647          47,096
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              133,006          46,882
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      124,699         (18,226)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   144,527     $    19,828
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           77

Midland National Life Insurance Company
Separate Account C
ProFunds VP International
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     793 shares (cost $16,412)              $   16,690        Dividend income                              $       6
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   6
                                                                                                      ---------------
Net assets                                  $   16,690    Expenses:
                                         --------------
                                                              Administrative expense                               -
                                                              Mortality and expense risk                         415
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 415
                                                                                                      ---------------

                                                          Net investment loss                                   (409)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (2,053)
                                                          Net unrealized appreciation on
                                                               investments                                     5,158
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     2,696
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    12,099       $       -

Net increase (decrease) in net assets resulting from operations                                2,696         (25,381)

Capital shares transactions
   Net premiums                                                                                2,696          16,123
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                               (801)         21,357
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                                1,895          37,480
                                                                                      --------------- ---------------

Total increase in net assets                                                                   4,591          12,099
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    16,690     $    12,099
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           78

Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     7,653 shares (cost $330,147)          $   355,848        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   355,848    Expenses:
                                         --------------
                                                              Administrative expense                              21
                                                              Mortality and expense risk                       5,819
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               5,840
                                                                                                      ---------------

                                                          Net investment loss                                 (5,840)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (7,061)
                                                          Net unrealized appreciation on
                                                               investments                                   104,438
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    91,537
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   115,647     $   186,420

Net increase (decrease) in net assets resulting from operations                               91,537         (98,125)

Capital shares transactions
   Net premiums                                                                               27,107          29,963
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (730)              -
   Interfund and net transfers to general account                                            122,287          (2,611)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              148,664          27,352
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      240,201         (70,773)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   355,848     $   115,647
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           79

Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     14,846 shares (cost $193,812)         $   202,206        Dividend income                            $     3,435
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               3,435
                                                                                                      ---------------
Net assets                                 $   202,206    Expenses:
                                         --------------
                                                              Administrative expense                              22
                                                              Mortality and expense risk                       4,761
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,783
                                                                                                      ---------------

                                                          Net investment loss                                 (1,348)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (51,048)
                                                          Net unrealized depreciation on
                                                               investments                                    (5,528)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (57,924)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   344,642     $   188,086

Net (decrease) increase in net assets resulting from operations                              (57,924)         50,706

Capital shares transactions
   Net premiums                                                                                   (5)              -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (128)         (3,159)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,294)           (528)
   Interfund and net transfers to general account                                            (83,085)        109,537
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                   (84,512)        105,850
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (142,436)        156,556
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   202,206     $   344,642
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           80

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     8,190 shares (cost $222,548)          $   242,991        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   242,991    Expenses:
                                         --------------
                                                              Administrative expense                               3
                                                              Mortality and expense risk                       3,753
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               3,756
                                                                                                      ---------------

                                                          Net investment loss                                 (3,756)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                    6,888
                                                          Net unrealized appreciation on
                                                               investments                                    37,610
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    40,742
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   324,839     $   514,296

Net increase (decrease) in net assets resulting from operations                               40,742        (523,667)

Capital shares transactions
   Net premiums                                                                                5,222               -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (455)        (38,590)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (2,768)        (20,357)
   Interfund and net transfers to general account                                           (124,589)        393,157
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (122,590)        334,210
                                                                                      --------------- ---------------

Total decrease in net assets                                                                 (81,848)       (189,457)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   242,991     $   324,839
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           81

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,155 shares (cost $66,730)            $   68,585        Dividend income                             $      221
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 221
                                                                                                      ---------------
Net assets                                  $   68,585    Expenses:
                                         --------------
                                                              Administrative expense                               3
                                                              Mortality and expense risk                       1,172
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,175
                                                                                                      ---------------

                                                          Net investment loss                                   (954)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (56,316)
                                                          Net unrealized appreciation on
                                                               investments                                    36,427
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (20,843)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   235,542     $    87,644

Net decrease in net assets resulting from operations                                         (20,843)        (91,099)

Capital shares transactions
   Net premiums                                                                                2,592               3
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,630)        (16,780)
   Interfund and net transfers to general account                                           (147,076)        255,774
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (146,114)        238,997
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (166,957)        147,898
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    68,585     $   235,542
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           82

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     35,823 shares (cost $856,228)         $   868,706        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   868,706    Expenses:
                                         --------------
                                                              Administrative expense                               4
                                                              Mortality and expense risk                       2,980
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,984
                                                                                                      ---------------

                                                          Net investment loss                                 (2,984)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (13,804)
                                                          Net unrealized appreciation on
                                                               investments                                    11,777
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (5,011)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     6,152       $       -

Net decrease in net assets resulting from operations                                          (5,011)       (281,470)

Capital shares transactions
   Net premiums                                                                                    -               -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (19,955)         (8,906)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,031)           (224)
   Interfund and net transfers to general account                                            888,551         296,752
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              867,565         287,622
                                                                                      --------------- ---------------

Total increase in net assets                                                                 862,554           6,152
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   868,706     $     6,152
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           83

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     24,390 shares (cost $628,866)         $   649,763        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   649,763    Expenses:
                                         --------------
                                                              Administrative expense                               4
                                                              Mortality and expense risk                       4,556
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,560
                                                                                                      ---------------

                                                          Net investment loss                                 (4,560)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   11,267
                                                          Net unrealized appreciation on
                                                               investments                                    35,788
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    42,495
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    51,504     $   752,104

Net increase (decrease) in net assets resulting from operations                               42,495        (422,302)

Capital shares transactions
   Net premiums                                                                                6,255          12,552
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (9,728)        (52,757)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (2,580)         (9,393)
   Interfund and net transfers to general account                                            561,817        (228,700)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   555,764        (278,298)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      598,259        (700,600)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   649,763     $    51,504
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           84

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     8,013 shares (cost $171,855)          $   173,569        Dividend income                            $     1,542
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,542
                                                                                                      ---------------
Net assets                                 $   173,569    Expenses:
                                         --------------
                                                              Administrative expense                              12
                                                              Mortality and expense risk                       2,651
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,663
                                                                                                      ---------------

                                                          Net investment loss                                 (1,121)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                       75
                                                          Net unrealized appreciation on
                                                               investments                                    18,180
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    17,134
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    77,820     $   247,603

Net increase (decrease) in net assets resulting from operations                               17,134         (36,468)

Capital shares transactions
   Net premiums                                                                                2,458           2,439
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (9,327)        (32,154)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (3,371)        (19,232)
   Interfund and net transfers to general account                                             88,855         (84,368)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    78,615        (133,315)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       95,749        (169,783)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   173,569     $    77,820
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           85

Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     30,776,898 shares (cost $30776,897)  $ 30,776,897        Dividend income                            $    12,779
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              12,779
                                                                                                      ---------------
Net assets                                $ 30,776,897    Expenses:
                                         --------------
                                                              Administrative expense                           6,950
                                                              Mortality and expense risk                     979,412
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                             986,362
                                                                                                      ---------------

                                                          Net investment loss                               (973,583)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                      (1)
                                                          Net unrealized appreciation on
                                                               investments                                         -
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (973,584)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  36,756,488   $  12,092,204

Net decrease in net assets resulting from operations                                        (973,584)       (361,501)

Capital shares transactions
   Net premiums                                                                           68,076,315      39,687,082
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                (3,451,114)     (3,708,984)
   Transfers of death benefits                                                              (177,477)              -
   Transfers of other terminations                                                        (1,294,232)       (522,799)
   Interfund and net transfers to general account                                        (68,159,499)    (10,429,514)
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (5,006,007)     25,025,785
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                   (5,979,591)     24,664,284
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  30,776,897   $  36,756,488
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           86

Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     62,720 shares (cost $2,613,109)      $  2,486,236        Dividend income                              $       -
                                                              Capital gains distributions                    204,240
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             204,240
                                                                                                      ---------------
Net assets                                $  2,486,236    Expenses:
                                         --------------
                                                              Administrative expense                             315
                                                              Mortality and expense risk                      54,617
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              54,932
                                                                                                      ---------------

                                                          Net investment income                              149,308

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (592,229)
                                                          Net unrealized appreciation on
                                                               investments                                   350,167
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (92,754)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,449,233    $  2,224,050

Net decrease in net assets resulting from operations                                         (92,754)     (1,027,794)

Capital shares transactions
   Net premiums                                                                              499,864         415,638
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (15,667)        (19,017)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (40,068)         (8,949)
   Interfund and net transfers to general account                                            685,628        (134,695)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,129,757         252,977
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,037,003        (774,817)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,486,236    $  1,449,233
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           87

Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     213,321 shares (cost $3,433,580)     $  3,472,874        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  3,472,874    Expenses:
                                         --------------
                                                              Administrative expense                             157
                                                              Mortality and expense risk                      24,199
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              24,356
                                                                                                      ---------------

                                                          Net investment loss                                (24,356)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  309,881
                                                          Net unrealized appreciation on
                                                               investments                                    76,167
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   361,692
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   111,549     $   151,767

Net increase (decrease) in net assets resulting from operations                              361,692        (236,823)

Capital shares transactions
   Net premiums                                                                                8,899               -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (233,709)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (26,776)           (675)
   Interfund and net transfers to general account                                          3,251,219         197,280
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            2,999,633         196,605
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    3,361,325         (40,218)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  3,472,874     $   111,549
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           88

Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,182 shares (cost $72,504)            $   73,029        Dividend income                             $      701
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 701
                                                                                                      ---------------
Net assets                                  $   73,029    Expenses:
                                         --------------
                                                              Administrative expense                               8
                                                              Mortality and expense risk                       1,190
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,198
                                                                                                      ---------------

                                                          Net investment loss                                   (497)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                    7,241
                                                          Net unrealized appreciation on
                                                               investments                                     3,226
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     9,970
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    10,002     $    14,064

Net increase (decrease) in net assets resulting from operations                                9,970          (2,918)

Capital shares transactions
   Net premiums                                                                                9,488              (1)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (152,919)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (253)              -
   Interfund and net transfers to general account                                            196,741          (1,143)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    53,057          (1,144)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       63,027          (4,062)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    73,029     $    10,002
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           89

Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     69,869 shares (cost $2,881,155)      $  2,934,499        Dividend income                            $    20,206
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              20,206
                                                                                                      ---------------
Net assets                                $  2,934,499    Expenses:
                                         --------------
                                                              Administrative expense                             421
                                                              Mortality and expense risk                      42,867
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              43,288
                                                                                                      ---------------

                                                          Net investment loss                                (23,082)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  255,666
                                                          Net unrealized appreciation on
                                                               investments                                     9,450
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   242,034
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   796,192     $   953,254

Net increase (decrease) in net assets resulting from operations                              242,034        (147,721)

Capital shares transactions
   Net premiums                                                                              595,880         363,221
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (72,924)        (14,880)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (77,548)         (6,337)
   Interfund and net transfers to general account                                          1,450,865        (351,345)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 1,896,273          (9,341)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    2,138,307        (157,062)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,934,499     $   796,192
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           90

Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     17,969 shares (cost $610,940)         $   646,329        Dividend income                            $    34,848
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              34,848
                                                                                                      ---------------
Net assets                                 $   646,329    Expenses:
                                         --------------
                                                              Administrative expense                              95
                                                              Mortality and expense risk                       7,051
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               7,146
                                                                                                      ---------------

                                                          Net investment income                               27,702

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (79,892)
                                                          Net unrealized appreciation on
                                                               investments                                    37,601
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (14,589)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    11,083     $   142,186

Net decrease in net assets resulting from operations                                         (14,589)        (22,896)

Capital shares transactions
   Net premiums                                                                              303,611           1,899
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (2,584)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (3,008)           (859)
   Interfund and net transfers to general account                                            351,816        (109,247)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   649,835        (108,207)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      635,246        (131,103)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   646,329     $    11,083
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           91

Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     104,121 shares (cost $1,433,185)     $  1,487,884        Dividend income                            $     2,412
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               2,412
                                                                                                      ---------------
Net assets                                $  1,487,884    Expenses:
                                         --------------
                                                              Administrative expense                              35
                                                              Mortality and expense risk                      14,097
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              14,132
                                                                                                      ---------------

                                                          Net investment loss                                (11,720)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   18,907
                                                          Net unrealized appreciation on
                                                               investments                                    68,362
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    75,549
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    81,177     $    60,495

Net increase (decrease) in net assets resulting from operations                               75,549         (21,739)

Capital shares transactions
   Net premiums                                                                               56,463               -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (2,228)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (17,026)           (557)
   Interfund and net transfers to general account                                          1,293,949          42,978
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,331,158          42,421
                                                                                      --------------- ---------------

Total increase in net assets                                                               1,406,707          20,682
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,487,884     $    81,177
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           92

Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     99,551 shares (cost $1,714,149)      $  1,785,948        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  1,785,948    Expenses:
                                         --------------
                                                              Administrative expense                              27
                                                              Mortality and expense risk                       5,095
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               5,122
                                                                                                      ---------------

                                                          Net investment loss                                 (5,122)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (25,447)
                                                          Net unrealized appreciation on
                                                               investments                                    71,919
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    41,350
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                           $      816     $     1,633

Net increase (decrease) in net assets resulting from operations                               41,350          (4,989)

Capital shares transactions
   Net premiums                                                                                1,588              21
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                       (71)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (6,818)            (28)
   Interfund and net transfers to general account                                          1,749,083           4,179
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,743,782           4,172
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,785,132            (817)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,785,948      $      816
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           93

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     2,839 shares (cost $33,034)            $   22,342        Dividend income                              $       -
                                                              Capital gains distributions                    209,870
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             209,870
                                                                                                      ---------------
Net assets                                  $   22,342    Expenses:
                                         --------------
                                                              Administrative expense                               2
                                                              Mortality and expense risk                       1,468
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,470
                                                                                                      ---------------

                                                          Net investment income                              208,400

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (274,080)
                                                          Net unrealized depreciation on
                                                               investments                                   (10,810)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (76,490)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    45,384       $       -

Net (decrease) increase in net assets resulting from operations                              (76,490)         13,473

Capital shares transactions
   Net premiums                                                                                6,000           9,691
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (663)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                               (79)            (96)
   Interfund and net transfers to general account                                             48,190          22,316
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               53,448          31,911
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                      (23,042)         45,384
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    22,342     $    45,384
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           94

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Emerging Markets
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     1,727 shares (cost $29,660)            $   28,600        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                  $   28,600    Expenses:
                                         --------------
                                                              Administrative expense                               2
                                                              Mortality and expense risk                       1,583
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,585
                                                                                                      ---------------

                                                          Net investment loss                                 (1,585)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (127,999)
                                                          Net unrealized depreciation on
                                                               investments                                    (1,541)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (131,125)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     2,322       $       -

Net (decrease) increase in net assets resulting from operations                             (131,125)         98,188

Capital shares transactions
   Net premiums                                                                                   24           1,880
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (135)           (348)
   Interfund and net transfers to general account                                            157,514         (97,398)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   157,403         (95,866)
                                                                                      --------------- ---------------

Total increase in net assets                                                                  26,278           2,322
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    28,600     $     2,322
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           95

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short International
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     7,965 shares (cost $217,498)          $   191,873        Dividend income                              $       -
                                                              Capital gains distributions                     15,781
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              15,781
                                                                                                      ---------------
Net assets                                 $   191,873    Expenses:
                                         --------------
                                                              Administrative expense                               2
                                                              Mortality and expense risk                       1,634
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,636
                                                                                                      ---------------

                                                          Net investment income                               14,145

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   33,736
                                                          Net unrealized depreciation on
                                                               investments                                   (25,368)
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    22,513
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    15,593       $       -

Net increase (decrease) in net assets resulting from operations                               22,513          (6,275)

Capital shares transactions
   Net premiums                                                                                6,122           5,482
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                            147,645          16,386
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              153,767          21,868
                                                                                      --------------- ---------------

Total increase in net assets                                                                 176,280          15,593
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   191,873     $    15,593
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           96

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     26,921 shares (cost $611,393)         $   542,722        Dividend income                            $     5,123
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               5,123
                                                                                                      ---------------
Net assets                                 $   542,722    Expenses:
                                         --------------
                                                              Administrative expense                             165
                                                              Mortality and expense risk                      26,038
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              26,203
                                                                                                      ---------------

                                                          Net investment loss                                (21,080)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (988,085)
                                                          Net unrealized depreciation on
                                                               investments                                   (38,557)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                  $  (1,047,722)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   614,579       $       -

Net decrease in net assets resulting from operations                                      (1,047,722)        (15,182)

Capital shares transactions
   Net premiums                                                                                7,358          19,115
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (83,706)              -
   Transfers of death benefits                                                                  (560)              -
   Transfers of other terminations                                                           (17,189)           (921)
   Interfund and net transfers to general account                                          1,069,962         611,567
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              975,865         629,761
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                      (71,857)        614,579
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   542,722     $   614,579
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           97

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     54,498 shares (cost $687,562)         $   653,427        Dividend income                            $     9,160
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               9,160
                                                                                                      ---------------
Net assets                                 $   653,427    Expenses:
                                         --------------
                                                              Administrative expense                             240
                                                              Mortality and expense risk                      37,783
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              38,023
                                                                                                      ---------------

                                                          Net investment loss                                (28,863)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,609,657)
                                                          Net unrealized depreciation on
                                                               investments                                   (26,375)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                  $  (1,664,895)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   787,309     $   160,943

Net (decrease) increase in net assets resulting from operations                           (1,664,895)         52,792

Capital shares transactions
   Net premiums                                                                                1,333          16,479
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (109,642)              -
   Transfers of death benefits                                                                  (587)              -
   Transfers of other terminations                                                           (31,081)         (4,958)
   Interfund and net transfers to general account                                          1,670,990         562,053
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,531,013         573,574
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (133,882)        626,366
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   653,427     $   787,309
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           98

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     136,150 shares (cost $1,651,459)     $  1,622,914        Dividend income                            $    13,948
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              13,948
                                                                                                      ---------------
Net assets                                $  1,622,914    Expenses:
                                         --------------
                                                              Administrative expense                             517
                                                              Mortality and expense risk                      57,122
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              57,639
                                                                                                      ---------------

                                                          Net investment loss                                (43,691)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (2,162,280)
                                                          Net unrealized appreciation on
                                                               investments                                    22,004
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                  $  (2,183,967)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   914,786     $     7,560

Net (decrease) increase in net assets resulting from operations                           (2,183,967)         15,629

Capital shares transactions
   Net premiums                                                                                3,600          16,331
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (108,670)              -
   Transfers of death benefits                                                                  (562)              -
   Transfers of other terminations                                                           (63,258)         (1,888)
   Interfund and net transfers to general account                                          3,060,985         877,154
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            2,892,095         891,597
                                                                                      --------------- ---------------

Total increase in net assets                                                                 708,128         907,226
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,622,914     $   914,786
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           99

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     57,233 shares (cost $1,247,185)      $  1,281,454        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  1,281,454    Expenses:
                                         --------------
                                                              Administrative expense                             189
                                                              Mortality and expense risk                      25,291
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              25,480
                                                                                                      ---------------

                                                          Net investment loss                                (25,480)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (701,224)
                                                          Net unrealized appreciation on
                                                               investments                                    46,643
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (680,061)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    58,323     $    28,846

Net decrease in net assets resulting from operations                                        (680,061)       (245,190)

Capital shares transactions
   Net premiums                                                                              152,123              (1)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (347,988)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (7,951)         (1,651)
   Interfund and net transfers to general account                                          2,107,008         276,319
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,903,192         274,667
                                                                                      --------------- ---------------

Total increase in net assets                                                               1,223,131          29,477
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,281,454     $    58,323
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           100

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     24,245 shares (cost $518,726)         $   553,261        Dividend income                              $       -
                                                              Capital gains distributions                      4,719
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               4,719
                                                                                                      ---------------
Net assets                                 $   553,261    Expenses:
                                         --------------
                                                              Administrative expense                              14
                                                              Mortality and expense risk                       3,540
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               3,554
                                                                                                      ---------------

                                                          Net investment income                                1,165

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   12,731
                                                          Net unrealized appreciation on
                                                               investments                                    41,006
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    54,902
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    20,161     $   140,143

Net increase in net assets resulting from operations                                          54,902         143,126

Capital shares transactions
   Net premiums                                                                                  712          10,094
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -         (48,164)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (4,120)         (6,289)
   Interfund and net transfers to general account                                            481,606        (218,749)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   478,198        (263,108)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      533,100        (119,982)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   553,261     $    20,161
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           101

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     2,097 shares (cost $42,360)            $   46,931        Dividend income                             $      256
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 256
                                                                                                      ---------------
Net assets                                  $   46,931    Expenses:
                                         --------------
                                                              Administrative expense                              10
                                                              Mortality and expense risk                       2,361
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,371
                                                                                                      ---------------

                                                          Net investment loss                                 (2,115)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (8,986)
                                                          Net unrealized appreciation on
                                                               investments                                     7,154
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (3,947)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   112,531     $    55,558

Net (decrease) increase in net assets resulting from operations                               (3,947)        239,243

Capital shares transactions
   Net premiums                                                                               15,219              12
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (3,982)         (4,577)
   Interfund and net transfers to general account                                            (72,890)       (177,705)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                              (61,653)       (182,270)
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                      (65,600)         56,973
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    46,931     $   112,531
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           102

Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     110,144 shares (cost $1,475,907)     $  1,673,080        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  1,673,080    Expenses:
                                         --------------
                                                              Administrative expense                              31
                                                              Mortality and expense risk                      26,987
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              27,018
                                                                                                      ---------------

                                                          Net investment loss                                (27,018)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (87,158)
                                                          Net unrealized appreciation on
                                                               investments                                   531,978
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   417,802
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   677,277     $   856,280

Net increase (decrease) in net assets resulting from operations                              417,802        (546,628)

Capital shares transactions
   Net premiums                                                                                2,339           3,305
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         1               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (29,457)         (4,073)
   Interfund and net transfers to general account                                            605,118         368,393
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              578,001         367,625
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      995,803        (179,003)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,673,080     $   677,277
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           103

Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     246,453 shares (cost $1,648,981)     $  1,658,628        Dividend income                            $     2,881
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               2,881
                                                                                                      ---------------
Net assets                                $  1,658,628    Expenses:
                                         --------------
                                                              Administrative expense                              42
                                                              Mortality and expense risk                       5,612
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               5,654
                                                                                                      ---------------

                                                          Net investment loss                                 (2,773)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (29,835)
                                                          Net unrealized appreciation on
                                                               investments                                    10,282
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (22,326)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   105,624     $    44,174

Net decrease in net assets resulting from operations                                         (22,326)        (36,620)

Capital shares transactions
   Net premiums                                                                                    -           1,998
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (5,967)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (6,105)         (1,437)
   Interfund and net transfers to general account                                          1,587,402          97,509
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,575,330          98,070
                                                                                      --------------- ---------------

Total increase in net assets                                                               1,553,004          61,450
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,658,628     $   105,624
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           104

Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     11,975 shares (cost $256,715)         $   214,117        Dividend income                              $      88
                                                              Capital gains distributions                    117,041
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             117,129
                                                                                                      ---------------
Net assets                                 $   214,117    Expenses:
                                         --------------
                                                              Administrative expense                              32
                                                              Mortality and expense risk                       5,364
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               5,396
                                                                                                      ---------------

                                                          Net investment income                              111,733

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (152,372)
                                                          Net unrealized depreciation on
                                                               investments                                   (98,362)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                   $   (139,001)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   290,233     $    60,715

Net (decrease) increase in net assets resulting from operations                             (139,001)         85,478

Capital shares transactions
   Net premiums                                                                               51,783          72,461
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                       (14)         (5,047)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (12,313)        (14,383)
   Interfund and net transfers to general account                                             23,429          91,009
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               62,885         144,040
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                      (76,116)        229,518
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   214,117     $   290,233
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           105

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraBull
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     557,754 shares (cost $5,447,339)     $  5,360,014        Dividend income                            $    24,138
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              24,138
                                                                                                      ---------------
Net assets                                $  5,360,014    Expenses:
                                         --------------
                                                              Administrative expense                             240
                                                              Mortality and expense risk                      40,916
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              41,156
                                                                                                      ---------------

                                                          Net investment loss                                (17,018)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  411,977
                                                          Net unrealized depreciation on
                                                               investments                                   (79,193)
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   315,766
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    67,527     $   293,661

Net increase (decrease) in net assets resulting from operations                              315,766        (741,324)

Capital shares transactions
   Net premiums                                                                               45,358            (147)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (4,871)        (33,150)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (58,736)         (2,359)
   Interfund and net transfers to general account                                          4,994,970         550,846
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            4,976,721         515,190
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    5,292,487        (226,134)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  5,360,014     $    67,527
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           106

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraMid-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     27,946 shares (cost $386,720)         $   513,082        Dividend income                             $      541
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 541
                                                                                                      ---------------
Net assets                                 $   513,082    Expenses:
                                         --------------
                                                              Administrative expense                              73
                                                              Mortality and expense risk                      12,420
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              12,493
                                                                                                      ---------------

                                                          Net investment loss                                (11,952)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   54,006
                                                          Net unrealized appreciation on
                                                               investments                                   139,025
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   181,079
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   214,672     $   295,434

Net increase (decrease) in net assets resulting from operations                              181,079        (688,194)

Capital shares transactions
   Net premiums                                                                                5,214          10,000
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                       (16)         (8,773)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (30,763)         (4,054)
   Interfund and net transfers to general account                                            142,896         610,259
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              117,331         607,432
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      298,410         (80,762)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   513,082     $   214,672
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           107

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraNASDAQ-100
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     175,659 shares (cost $2,467,862)     $  2,828,106        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  2,828,106    Expenses:
                                         --------------
                                                              Administrative expense                             493
                                                              Mortality and expense risk                      56,262
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              56,755
                                                                                                      ---------------

                                                          Net investment loss                                (56,755)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (499,065)
                                                          Net unrealized appreciation on
                                                               investments                                 2,113,887
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  1,558,067
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,666,194    $  2,200,943

Net increase (decrease) in net assets resulting from operations                            1,558,067      (3,009,056)

Capital shares transactions
   Net premiums                                                                                5,165         219,493
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (35,996)         (5,071)
   Transfers of death benefits                                                              (345,816)       (498,568)
   Transfers of other terminations                                                          (141,103)        (50,284)
   Interfund and net transfers to general account                                            121,595       2,808,737
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (396,155)      2,474,307
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,161,912        (534,749)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,828,106    $  1,666,194
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           108

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort Dow 30
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     44,177 shares (cost $401,267)         $   404,663        Dividend income                             $      278
                                                              Capital gains distributions                     68,665
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              68,943
                                                                                                      ---------------
Net assets                                 $   404,663    Expenses:
                                         --------------
                                                              Administrative expense                             197
                                                              Mortality and expense risk                      26,470
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              26,667
                                                                                                      ---------------

                                                          Net investment income                               42,276

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (1,144,183)
                                                          Net unrealized appreciation on
                                                               investments                                    21,617
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                  $  (1,080,290)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    89,831       $       -

Net (decrease) increase in net assets resulting from operations                           (1,080,290)        156,307

Capital shares transactions
   Net premiums                                                                              (63,168)        242,208
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (1,533)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (11,606)         (1,529)
   Interfund and net transfers to general account                                          1,471,429        (307,155)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 1,395,122         (66,476)
                                                                                      --------------- ---------------

Total increase in net assets                                                                 314,832          89,831
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   404,663     $    89,831
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           109

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort NASDAQ-100
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     26,571 shares (cost $341,022)         $   327,089        Dividend income                            $     1,889
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,889
                                                                                                      ---------------
Net assets                                 $   327,089    Expenses:
                                         --------------
                                                              Administrative expense                             673
                                                              Mortality and expense risk                      49,012
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              49,685
                                                                                                      ---------------

                                                          Net investment loss                                (47,796)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (2,840,471)
                                                          Net unrealized depreciation on
                                                               investments                                   (10,430)
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                  $  (2,898,697)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   485,785     $     8,165

Net decrease in net assets resulting from operations                                      (2,898,697)       (208,662)

Capital shares transactions
   Net premiums                                                                              137,794         242,921
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (16,116)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (43,495)        (56,058)
   Interfund and net transfers to general account                                          2,661,818         499,419
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            2,740,001         686,282
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                     (158,696)        477,620
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   327,089     $   485,785
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           110

Midland National Life Insurance Company
Separate Account C
ProFunds VP Ultra Small-Cap
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     22,174 shares (cost $230,438)         $   241,258        Dividend income                             $      670
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 670
                                                                                                      ---------------
Net assets                                 $   241,258    Expenses:
                                         --------------
                                                              Administrative expense                             385
                                                              Mortality and expense risk                      32,679
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              33,064
                                                                                                      ---------------

                                                          Net investment loss                                (32,394)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  830,437
                                                          Net unrealized depreciation on
                                                               investments                                    (5,425)
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   792,618
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   225,087     $   299,996

Net increase (decrease) in net assets resulting from operations                              792,618        (664,016)

Capital shares transactions
   Net premiums                                                                                9,870          12,982
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                  (196,344)         (5,503)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (44,733)         (3,896)
   Interfund and net transfers to general account                                           (545,240)        585,524
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (776,447)        589,107
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       16,171         (74,909)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   241,258     $   225,087
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           111

Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     8,692 shares (cost $235,143)          $   238,605        Dividend income                            $     5,617
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               5,617
                                                                                                      ---------------
Net assets                                 $   238,605    Expenses:
                                         --------------
                                                              Administrative expense                              52
                                                              Mortality and expense risk                       2,783
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,835
                                                                                                      ---------------

                                                          Net investment income                                2,782

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (27,053)
                                                          Net unrealized appreciation on
                                                               investments                                    19,075
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $    (5,196)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    69,402     $   150,868

Net decrease in net assets resulting from operations                                          (5,196)       (108,909)

Capital shares transactions
   Net premiums                                                                                4,994          22,942
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                       (70)         (5,218)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (5,658)         (5,450)
   Interfund and net transfers to general account                                            175,133          15,169
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              174,399          27,443
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      169,203         (81,466)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   238,605     $    69,402
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           112

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     562,292 shares (cost $14,739,011)    $ 16,440,870        Dividend income                            $    30,445
                                                              Capital gains distributions                     60,375
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              90,820
                                                                                                      ---------------
Net assets                                $ 16,440,870    Expenses:
                                         --------------
                                                              Administrative expense                          10,665
                                                              Mortality and expense risk                     181,419
                                                              Contract maintenance charge                      2,101
                                                                                                      ---------------

                                                                                                             194,185
                                                                                                      ---------------

                                                          Net investment loss                               (103,365)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments              (3,208,465)
                                                          Net unrealized appreciation on
                                                               investments                                 8,884,040
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  5,572,210
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  9,533,690   $  20,156,629

Net increase (decrease) in net assets resulting from operations                            5,572,210      (9,657,631)

Capital shares transactions
   Net premiums                                                                            1,121,639       2,352,236
   Transfers of policy loans                                                                  (1,973)         (2,182)
   Transfers of surrenders                                                                (1,192,634)       (632,612)
   Transfers of death benefits                                                               (85,540)        (52,766)
   Transfers of other terminations                                                          (538,965)       (489,609)
   Interfund and net transfers to general account                                          2,032,443      (2,140,375)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 1,334,970        (965,308)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    6,907,180     (10,622,939)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  16,440,870    $  9,533,690
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           113

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     767,587 shares (cost $7,686,363)     $  8,612,330        Dividend income                            $     3,531
                                                              Capital gains distributions                    142,775
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             146,306
                                                                                                      ---------------
Net assets                                $  8,612,330    Expenses:
                                         --------------
                                                              Administrative expense                           2,649
                                                              Mortality and expense risk                      93,990
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              96,639
                                                                                                      ---------------

                                                          Net investment income                               49,667

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                3,354,387
                                                          Net unrealized appreciation on
                                                               investments                                 1,872,397
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  5,276,451
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,158,848    $  8,978,925

Net increase (decrease) in net assets resulting from operations                            5,276,451      (3,805,615)

Capital shares transactions
   Net premiums                                                                              531,599         369,287
   Transfers of policy loans                                                                      (2)             (4)
   Transfers of surrenders                                                                  (193,330)       (588,812)
   Transfers of death benefits                                                               (56,012)        (22,824)
   Transfers of other terminations                                                          (171,743)       (146,558)
   Interfund and net transfers to general account                                          1,066,519      (2,625,551)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                 1,177,031      (3,014,462)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    6,453,482      (6,820,077)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  8,612,330    $  2,158,848
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           114

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Bond Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     134,762 shares (cost $1,551,905)     $  1,583,454        Dividend income                            $    28,465
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              28,465
                                                                                                      ---------------
Net assets                                $  1,583,454    Expenses:
                                         --------------
                                                              Administrative expense                             424
                                                              Mortality and expense risk                      14,905
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              15,329
                                                                                                      ---------------

                                                          Net investment income                               13,136

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (7,189)
                                                          Net unrealized appreciation on
                                                               investments                                    27,525
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    33,472
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   873,368     $   474,634

Net increase (decrease) in net assets resulting from operations                               33,472        (215,361)

Capital shares transactions
   Net premiums                                                                              120,644         375,994
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (77,036)       (145,985)
   Transfers of death benefits                                                                (6,278)              -
   Transfers of other terminations                                                           (94,521)        (96,353)
   Interfund and net transfers to general account                                            733,805         480,439
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              676,614         614,095
                                                                                      --------------- ---------------

Total increase in net assets                                                                 710,086         398,734
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  1,583,454     $   873,368
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           115

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     0 shares (cost $0)                       $      -        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                    $      -    Expenses:
                                         --------------
                                                              Administrative expense                           1,425
                                                              Mortality and expense risk                      20,507
                                                              Contract maintenance charge                        261
                                                                                                      ---------------

                                                                                                              22,193
                                                                                                      ---------------

                                                          Net investment loss                                (22,193)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (987,846)
                                                          Net unrealized appreciation on
                                                               investments                                 1,751,383
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   741,344
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,435,883    $  3,480,080

Net increase (decrease) in net assets resulting from operations                              741,344      (1,700,694)

Capital shares transactions
   Net premiums                                                                               67,291         695,285
   Transfers of policy loans                                                                      82          (1,747)
   Transfers of surrenders                                                                  (119,305)       (113,908)
   Transfers of death benefits                                                               (22,171)        (19,197)
   Transfers of other terminations                                                           (41,140)        (41,183)
   Interfund and net transfers to general account                                         (2,061,984)       (862,753)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                           (2,177,227)       (343,503)
                                                                                      --------------- ---------------

Total decrease in net assets                                                              (1,435,883)     (2,044,197)
                                                                                      --------------- ---------------

Net assets at end of year                                                                  $       -    $  1,435,883
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           116

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     19,357 shares (cost $300,540)         $   309,512        Dividend income                            $     2,376
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               2,376
                                                                                                      ---------------
Net assets                                 $   309,512    Expenses:
                                         --------------
                                                              Administrative expense                             155
                                                              Mortality and expense risk                       4,556
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               4,711
                                                                                                      ---------------

                                                          Net investment loss                                 (2,335)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (50,795)
                                                          Net unrealized appreciation on
                                                               investments                                   142,878
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    89,748
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   287,516     $   672,799

Net increase (decrease) in net assets resulting from operations                               89,748        (190,656)

Capital shares transactions
   Net premiums                                                                                6,269           9,853
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (3,882)       (123,346)
   Transfers of death benefits                                                               (42,001)              -
   Transfers of other terminations                                                           (16,791)         (9,040)
   Interfund and net transfers to general account                                            (11,347)        (72,094)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                              (67,752)       (194,627)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       21,996        (385,283)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   309,512     $   287,516
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           117

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,527,643 shares (cost $37,301,130)  $ 38,169,100        Dividend income                           $  1,805,944
                                                              Capital gains distributions                  1,122,602
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                           2,928,546
                                                                                                      ---------------
Net assets                                $ 38,169,100    Expenses:
                                         --------------
                                                              Administrative expense                          16,788
                                                              Mortality and expense risk                     543,372
                                                              Contract maintenance charge                      1,580
                                                                                                      ---------------

                                                                                                             561,740
                                                                                                      ---------------

                                                          Net investment income                            2,366,806

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  673,605
                                                          Net unrealized appreciation on
                                                               investments                                   787,522
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  3,827,933
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  34,987,198   $  31,782,014

Net increase in net assets resulting from operations                                       3,827,933       1,038,814

Capital shares transactions
   Net premiums                                                                            2,835,575       4,437,705
   Transfers of policy loans                                                                  (1,601)          2,193
   Transfers of surrenders                                                                (3,665,969)     (2,356,082)
   Transfers of death benefits                                                              (256,093)       (311,695)
   Transfers of other terminations                                                        (2,128,721)     (1,338,456)
   Interfund and net transfers to general account                                          2,570,778       1,732,705
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (646,031)      2,166,370
                                                                                      --------------- ---------------

Total increase in net assets                                                               3,181,902       3,205,184
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  38,169,100   $  34,987,198
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           118

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     1,202,600 shares (cost $12,486,334)  $ 12,158,287        Dividend income                            $   117,887
                                                              Capital gains distributions                    479,734
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             597,621
                                                                                                      ---------------
Net assets                                $ 12,158,287    Expenses:
                                         --------------
                                                              Administrative expense                             482
                                                              Mortality and expense risk                      90,849
                                                              Contract maintenance charge                         56
                                                                                                      ---------------

                                                                                                              91,387
                                                                                                      ---------------

                                                          Net investment income                              506,234

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   69,224
                                                          Net unrealized depreciation on
                                                               investments                                  (297,017)
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   278,441
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,251,914    $  1,283,734

Net increase (decrease) in net assets resulting from operations                              278,441         (41,810)

Capital shares transactions
   Net premiums                                                                            5,277,290       1,655,899
   Transfers of policy loans                                                                      21           1,860
   Transfers of surrenders                                                                  (164,117)       (135,146)
   Transfers of death benefits                                                                (2,962)              -
   Transfers of other terminations                                                          (113,795)       (116,429)
   Interfund and net transfers to general account                                          4,631,495        (396,194)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            9,627,932       1,009,990
                                                                                      --------------- ---------------

Total increase in net assets                                                               9,906,373         968,180
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  12,158,287    $  2,251,914
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           119

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     2,111,407 shares (cost $14,711,331)  $ 15,371,046        Dividend income                            $   782,712
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             782,712
                                                                                                      ---------------
Net assets                                $ 15,371,046    Expenses:
                                         --------------
                                                              Administrative expense                           5,202
                                                              Mortality and expense risk                     151,318
                                                              Contract maintenance charge                        388
                                                                                                      ---------------

                                                                                                             156,908
                                                                                                      ---------------

                                                          Net investment income                              625,804

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  296,750
                                                          Net unrealized appreciation on
                                                               investments                                 2,112,543
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  3,035,097
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  5,456,913    $  6,565,689

Net increase (decrease) in net assets resulting from operations                            3,035,097      (1,466,590)

Capital shares transactions
   Net premiums                                                                              694,005       1,310,168
   Transfers of policy loans                                                                    (219)           (951)
   Transfers of surrenders                                                                  (312,150)       (549,571)
   Transfers of death benefits                                                               (65,399)        (57,961)
   Transfers of other terminations                                                          (321,384)       (198,840)
   Interfund and net transfers to general account                                          6,884,183        (145,031)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            6,879,036         357,814
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    9,914,133      (1,108,776)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  15,371,046    $  5,456,913
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           120

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:

     641,178 shares (cost $12,611,300)    $  7,976,259        Dividend income                            $   243,142
                                                              Capital gains distributions                    226,721
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             469,863
                                                                                                      ---------------
Net assets                                $  7,976,259    Expenses:
                                         --------------
                                                              Administrative expense                           3,192
                                                              Mortality and expense risk                      91,669
                                                              Contract maintenance charge                        579
                                                                                                      ---------------

                                                                                                              95,440
                                                                                                      ---------------

                                                          Net investment income                              374,423

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  195,871
                                                          Net unrealized appreciation on
                                                               investments                                   321,936
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   892,230
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  3,985,026    $  3,493,905

Net increase (decrease) in net assets resulting from operations                              892,230        (490,545)

Capital shares transactions
   Net premiums                                                                              413,107         982,884
   Transfers of policy loans                                                                      (2)              6
   Transfers of surrenders                                                                  (351,391)       (317,859)
   Transfers of death benefits                                                                (8,251)        (13,962)
   Transfers of other terminations                                                          (214,566)       (187,711)
   Interfund and net transfers to general account                                          3,260,106         518,308
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            3,099,003         981,666
                                                                                      --------------- ---------------

Total increase in net assets                                                               3,991,233         491,121
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  7,976,259    $  3,985,026
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           121

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     85,114 shares (cost $878,210)         $   893,702        Dividend income                            $    18,489
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              18,489
                                                                                                      ---------------
Net assets                                 $   893,702    Expenses:
                                         --------------
                                                              Administrative expense                               7
                                                              Mortality and expense risk                      13,273
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              13,280
                                                                                                      ---------------

                                                          Net investment income                                5,209

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   19,374
                                                          Net unrealized appreciation on
                                                               investments                                    12,127
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    36,710
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   753,352     $    10,693

Net increase (decrease) in net assets resulting from operations                               36,710        (114,983)

Capital shares transactions
   Net premiums                                                                                  389          38,376
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                        (9)         (3,730)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (11,935)         (6,253)
   Interfund and net transfers to general account                                            115,195         829,249
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              103,640         857,642
                                                                                      --------------- ---------------

Total increase in net assets                                                                 140,350         742,659
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   893,702     $   753,352
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           122

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     300,472 shares (cost $2,489,408)     $  2,650,161        Dividend income                            $    27,344
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              27,344
                                                                                                      ---------------
Net assets                                $  2,650,161    Expenses:
                                         --------------
                                                              Administrative expense                           1,210
                                                              Mortality and expense risk                      35,847
                                                              Contract maintenance charge                        110
                                                                                                      ---------------

                                                                                                              37,167
                                                                                                      ---------------

                                                          Net investment loss                                 (9,823)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (490,540)
                                                          Net unrealized appreciation on
                                                               investments                                 1,086,210
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   585,847
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  2,251,894    $  3,526,618

Net increase (decrease) in net assets resulting from operations                              585,847      (1,408,659)

Capital shares transactions
   Net premiums                                                                              123,467         425,294
   Transfers of policy loans                                                                    (131)         (1,394)
   Transfers of surrenders                                                                  (158,430)       (176,902)
   Transfers of death benefits                                                               (49,283)        (16,789)
   Transfers of other terminations                                                           (72,322)       (103,791)
   Interfund and net transfers to general account                                            (30,881)          7,517
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (187,580)        133,935
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      398,267      (1,274,724)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,650,161    $  2,251,894
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           123

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Growth and Income Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     41,199 shares (cost $466,726)         $   382,326        Dividend income                            $     6,095
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               6,095
                                                                                                      ---------------
Net assets                                 $   382,326    Expenses:
                                         --------------
                                                              Administrative expense                             141
                                                              Mortality and expense risk                       5,302
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               5,443
                                                                                                      ---------------

                                                          Net investment income                                  652

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (59,041)
                                                          Net unrealized appreciation on
                                                               investments                                   135,218
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    76,829
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   352,852     $   571,961

Net increase (decrease) in net assets resulting from operations                               76,829        (193,288)

Capital shares transactions
   Net premiums                                                                               61,534          60,355
   Transfers of policy loans                                                                      75             100
   Transfers of surrenders                                                                    (1,720)       (106,504)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (16,754)         (7,450)
   Interfund and net transfers to general account                                            (90,490)         27,678
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                              (47,355)        (25,821)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       29,474        (219,109)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   382,326     $   352,852
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           124

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     267,724 shares (cost $3,021,510)     $  3,038,668        Dividend income                            $    47,933
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              47,933
                                                                                                      ---------------
Net assets                                $  3,038,668    Expenses:
                                         --------------
                                                              Administrative expense                             931
                                                              Mortality and expense risk                      31,799
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              32,730
                                                                                                      ---------------

                                                          Net investment income                               15,203

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (437,878)
                                                          Net unrealized appreciation on
                                                               investments                                 1,065,067
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   642,392
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,713,790    $  2,104,830

Net increase (decrease) in net assets resulting from operations                              642,392      (1,037,140)

Capital shares transactions
   Net premiums                                                                              674,137         853,562
   Transfers of policy loans                                                                     468          (1,663)
   Transfers of surrenders                                                                   (62,805)        (30,674)
   Transfers of death benefits                                                               (19,934)         (3,892)
   Transfers of other terminations                                                           (61,150)        (67,011)
   Interfund and net transfers to general account                                            151,770        (104,222)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              682,486         646,100
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,324,878        (391,040)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  3,038,668    $  1,713,790
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           125

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     47,592 shares (cost $419,608)         $   487,815        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   487,815    Expenses:
                                         --------------
                                                              Administrative expense                             307
                                                              Mortality and expense risk                      10,358
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              10,665
                                                                                                      ---------------

                                                          Net investment loss                                (10,665)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                  154,972
                                                          Net unrealized appreciation on
                                                               investments                                   137,381
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   281,688
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   108,804     $   217,365

Net increase (decrease) in net assets resulting from operations                              281,688        (233,575)

Capital shares transactions
   Net premiums                                                                               59,728          11,906
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                   (77,583)         (2,525)
   Transfers of death benefits                                                                     -            (851)
   Transfers of other terminations                                                           (93,643)         (6,579)
   Interfund and net transfers to general account                                            208,821         123,063
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               97,323         125,014
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      379,011        (108,561)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   487,815     $   108,804
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           126

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     27,799 shares (cost $505,786)         $   580,166        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   580,166    Expenses:
                                         --------------
                                                              Administrative expense                             745
                                                              Mortality and expense risk                      10,796
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              11,541
                                                                                                      ---------------

                                                          Net investment loss                                (11,541)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (552,092)
                                                          Net unrealized appreciation on
                                                               investments                                   726,923
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   163,290
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,362,686    $  1,460,282

Net increase (decrease) in net assets resulting from operations                              163,290        (867,043)

Capital shares transactions
   Net premiums                                                                                9,557          30,129
   Transfers of policy loans                                                                      11              12
   Transfers of surrenders                                                                  (124,303)        (65,022)
   Transfers of death benefits                                                                     -          (4,173)
   Transfers of other terminations                                                          (105,220)        (48,808)
   Interfund and net transfers to general account                                           (725,855)        857,309
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (945,810)        769,447
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (782,520)        (97,596)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   580,166    $  1,362,686
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           127

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     10,318 shares (cost $118,975)         $   126,506        Dividend income                            $    23,753
                                                              Capital gains distributions                     20,037
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              43,790
                                                                                                      ---------------
Net assets                                 $   126,506    Expenses:
                                         --------------
                                                              Administrative expense                             195
                                                              Mortality and expense risk                       6,894
                                                              Contract maintenance charge                         16
                                                                                                      ---------------

                                                                                                               7,105
                                                                                                      ---------------

                                                          Net investment income                               36,685

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                    (441)
                                                          Net unrealized appreciation on
                                                               investments                                       195
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    36,439
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   746,416    $  2,132,570

Net increase (decrease) in net assets resulting from operations                               36,439        (115,781)

Capital shares transactions
   Net premiums                                                                               39,872          22,602
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                    (5,049)        (35,324)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (15,348)         (6,662)
   Interfund and net transfers to general account                                           (675,824)     (1,250,989)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (656,349)     (1,270,373)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (619,910)     (1,386,154)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   126,506     $   746,416
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           128

Midland National Life Insurance Company
Separate Account C
Premier VIT NACM Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     52,022 shares (cost $785,475)         $   805,818        Dividend income                             $      259
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 259
                                                                                                      ---------------
Net assets                                 $   805,818    Expenses:
                                         --------------
                                                              Administrative expense                             224
                                                              Mortality and expense risk                       7,648
                                                              Contract maintenance charge                         36
                                                                                                      ---------------

                                                                                                               7,908

                                                                                                      ---------------

                                                          Net investment loss                                 (7,649)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (156,853)
                                                          Net unrealized appreciation on
                                                               investments                                   271,636
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   107,134
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   362,367     $   312,404

Net increase (decrease) in net assets resulting from operations                              107,134        (242,102)

Capital shares transactions
   Net premiums                                                                              258,715         167,092
   Transfers of policy loans                                                                      12               -
   Transfers of surrenders                                                                   (10,330)        (49,554)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (7,164)         (3,535)
   Interfund and net transfers to general account                                             95,084         178,062
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              336,317         292,065
                                                                                      --------------- ---------------

Total increase in net assets                                                                 443,451          49,963
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   805,818     $   362,367
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           129

Midland National Life Insurance Company
Separate Account C
Premier VIT OpCap Renaissance Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     0 shares (cost $0)                       $      -        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                    $      -    Expenses:
                                         --------------
                                                              Administrative expense                               -
                                                              Mortality and expense risk                           -
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                   -
                                                                                                      ---------------

                                                          Net investment income                                    -

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                        -
                                                          Net unrealized appreciation on
                                                               investments                                         -
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                      $       -
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                            $       -     $    12,103

Net increase (decrease) in net assets resulting from operations                                    -            (906)

Capital shares transactions
   Net premiums                                                                                    -              14
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                                 -               -
   Interfund and net transfers to general account                                                  -         (11,211)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                         -         (11,197)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                            -         (12,103)
                                                                                      --------------- ---------------

Net assets at end of year                                                                  $       -       $       -
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           130

Midland National Life Insurance Company
Separate Account C
Credit Suisse International Equity Flex II
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,077 shares (cost $19,353)            $   18,030        Dividend income                             $      398
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 398
                                                                                                      ---------------
Net assets                                  $   18,030    Expenses:
                                         --------------
                                                              Administrative expense                              23
                                                              Mortality and expense risk                         697
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 720
                                                                                                      ---------------

                                                          Net investment loss                                   (322)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (24,742)
                                                          Net unrealized appreciation on
                                                               investments                                    31,733
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     6,669
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    42,398     $    45,218

Net increase (decrease) in net assets resulting from operations                                6,669         (44,532)

Capital shares transactions
   Net premiums                                                                                   (1)          1,984
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                               (90)         (1,190)
   Interfund and net transfers to general account                                            (30,946)         40,918
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                   (31,037)         41,712
                                                                                      --------------- ---------------

Total decrease in net assets                                                                 (24,368)         (2,820)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    18,030     $    42,398
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           131

Midland National Life Insurance Company
Separate Account C
Credit Suisse U.S. Equity Flex II
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     9,611 shares (cost $159,701)          $   119,844        Dividend income                            $     5,808
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               5,808
                                                                                                      ---------------
Net assets                                 $   119,844    Expenses:
                                         --------------
                                                              Administrative expense                               3
                                                              Mortality and expense risk                       1,920
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               1,923
                                                                                                      ---------------

                                                          Net investment income                                3,885

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (14,232)
                                                          Net unrealized appreciation on
                                                               investments                                    32,083
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    21,736
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    74,494     $   124,730

Net increase (decrease) in net assets resulting from operations                               21,736         (46,549)

Capital shares transactions
   Net premiums                                                                                3,493              (1)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,603)         (2,342)
   Interfund and net transfers to general account                                             21,724          (1,344)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                    23,614          (3,687)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       45,350         (50,236)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   119,844     $    74,494
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           132

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     3,372 shares (cost $104,850)          $   105,247        Dividend income                             $      835
                                                              Capital gains distributions                      2,750
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               3,585
                                                                                                      ---------------
Net assets                                 $   105,247    Expenses:
                                         --------------
                                                              Administrative expense                              17
                                                              Mortality and expense risk                         949
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 966
                                                                                                      ---------------

                                                          Net investment income                                2,619

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (18,084)
                                                          Net unrealized appreciation on
                                                               investments                                    17,038
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     1,573
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    73,646     $    89,543

Net increase (decrease) in net assets resulting from operations                                1,573         (62,393)

Capital shares transactions
   Net premiums                                                                                   (1)          8,768
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (943)         (5,092)
   Interfund and net transfers to general account                                             30,972          42,820
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                               30,028          46,496
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                       31,601         (15,897)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   105,247     $    73,646
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           133

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     9,034 shares (cost $101,530)           $   98,657        Dividend income                            $     1,903
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               1,903
                                                                                                      ---------------
Net assets                                  $   98,657    Expenses:
                                         --------------
                                                              Administrative expense                              15
                                                              Mortality and expense risk                       2,079
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,094
                                                                                                      ---------------

                                                          Net investment loss                                   (191)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (34,037)
                                                          Net unrealized appreciation on
                                                               investments                                    37,943
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     3,715
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    89,666     $   237,667

Net increase (decrease) in net assets resulting from operations                                3,715         (97,703)

Capital shares transactions
   Net premiums                                                                                2,079           1,975
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -            (613)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,726)         (7,532)
   Interfund and net transfers to general account                                              4,923         (44,128)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                     5,276         (50,298)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                        8,991        (148,001)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    98,657     $    89,666
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           134

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust Managed Bond Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     0 shares (cost $0)                       $      -        Dividend income                            $   170,147
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                             170,147
                                                                                                      ---------------
Net assets                                    $      -    Expenses:
                                         --------------
                                                              Administrative expense                              84
                                                              Mortality and expense risk                      12,028
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              12,112
                                                                                                      ---------------

                                                          Net investment income                              158,035

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (179,744)
                                                          Net unrealized appreciation on
                                                               investments                                     7,327
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (14,382)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   658,616     $   730,031

Net decrease in net assets resulting from operations                                         (14,382)         (1,805)

Capital shares transactions
   Net premiums                                                                                3,110          13,955
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (895)              -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                           (20,312)        (21,011)
   Interfund and net transfers to general account                                           (626,137)        (62,554)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (644,234)        (69,610)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (658,616)        (71,415)
                                                                                      --------------- ---------------

Net assets at end of year                                                                  $       -     $   658,616
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           135

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust All-Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     0 shares (cost $0)                       $      -        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                    $      -    Expenses:
                                         --------------
                                                              Administrative expense                              72
                                                              Mortality and expense risk                      11,821
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              11,893
                                                                                                      ---------------

                                                          Net investment loss                                (11,893)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (473,570)
                                                          Net unrealized appreciation on
                                                               investments                                   413,875
                                                                                                      ---------------

                                                          Net decrease in net assets resulting from
                                                           operations                                    $   (71,588)
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   706,488    $  2,156,412

Net decrease in net assets resulting from operations                                         (71,588)       (390,254)

Capital shares transactions
   Net premiums                                                                                4,170           9,543
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (6,833)        (26,258)
   Interfund and net transfers to general account                                           (632,237)     (1,042,955)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                             (634,900)     (1,059,670)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                (706,488)     (1,449,924)
                                                                                      --------------- ---------------

Net assets at end of year                                                                  $       -     $   706,488
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           136

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     2,804 shares (cost $46,572)            $   48,543        Dividend income                            $    11,633
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                              11,633
                                                                                                      ---------------
Net assets                                  $   48,543    Expenses:
                                         --------------
                                                              Administrative expense                             148
                                                              Mortality and expense risk                      13,211
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              13,359
                                                                                                      ---------------

                                                          Net investment loss                                 (1,726)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                   68,244
                                                          Net unrealized appreciation on
                                                               investments                                     2,266
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    68,784
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                         $  1,094,039     $   464,137

Net increase (decrease) in net assets resulting from operations                               68,784          (6,415)

Capital shares transactions
   Net premiums                                                                                   (1)              -
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                        (8)              -
   Transfers of death benefits                                                               (45,768)              -
   Transfers of other terminations                                                            (4,240)        (11,675)
   Interfund and net transfers to general account                                         (1,064,263)        647,992
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                (1,114,280)        636,317
                                                                                      --------------- ---------------

Total (decrease) increase in net assets                                                   (1,045,496)        629,902
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    48,543    $  1,094,039
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           137

Midland National Life Insurance Company
Separate Account C
Van Kampen Life Investment Trust Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     11,948 shares (cost $182,824)         $   195,824        Dividend income                            $     2,770
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               2,770
                                                                                                      ---------------
Net assets                                 $   195,824    Expenses:
                                         --------------
                                                              Administrative expense                               8
                                                              Mortality and expense risk                       1,998
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,006
                                                                                                      ---------------

                                                          Net investment income                                  764

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (22,417)
                                                          Net unrealized appreciation on
                                                               investments                                    32,083
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    10,430
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    79,445     $    57,681

Net increase (decrease) in net assets resulting from operations                               10,430         (89,720)

Capital shares transactions
   Net premiums                                                                                4,500           8,775
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (1,053)         (2,441)
   Interfund and net transfers to general account                                            102,502         105,150
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                              105,949         111,484
                                                                                      --------------- ---------------

Total increase in net assets                                                                 116,379          21,764
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   195,824     $    79,445
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           138

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Debt Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     21,311 shares (cost $157,653)         $   164,309        Dividend income                            $     9,553
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                               9,553
                                                                                                      ---------------
Net assets                                 $   164,309    Expenses:
                                         --------------
                                                              Administrative expense                              19
                                                              Mortality and expense risk                       2,490
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,509
                                                                                                      ---------------

                                                          Net investment income                                7,044

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                      307
                                                          Net unrealized appreciation on
                                                               investments                                    11,035
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    18,386
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    15,211     $   143,678

Net increase (decrease) in net assets resulting from operations                               18,386          (3,083)

Capital shares transactions
   Net premiums                                                                                2,414               1
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (948)         (1,284)
   Interfund and net transfers to general account                                            129,246        (124,101)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   130,712        (125,384)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      149,098        (128,467)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   164,309     $    15,211
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           139

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Equity Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     181,392 shares (cost $2,212,408)     $  2,354,465        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $  2,354,465    Expenses:
                                         --------------
                                                              Administrative expense                              79
                                                              Mortality and expense risk                      14,028
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                              14,107
                                                                                                      ---------------

                                                          Net investment loss                                (14,107)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                 (56,418)
                                                          Net unrealized appreciation on
                                                               investments                                   280,572
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $   210,047
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $   174,359     $   376,592

Net increase (decrease) in net assets resulting from operations                              210,047        (325,469)

Capital shares transactions
   Net premiums                                                                               14,039         632,186
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (980)         (3,428)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (4,091)         (7,019)
   Interfund and net transfers to general account                                          1,961,091        (498,503)
                                                                                      --------------- ---------------

     Net increase in net assets from capital share transactions                            1,970,059         123,236
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    2,180,106        (202,233)
                                                                                      --------------- ---------------

Net assets at end of year                                                               $  2,354,465     $   174,359
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           140

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     29,597 shares (cost $244,070)         $   268,742        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   268,742    Expenses:
                                         --------------
                                                              Administrative expense                              27
                                                              Mortality and expense risk                       2,859
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                               2,886
                                                                                                      ---------------

                                                          Net investment loss                                 (2,886)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized gains on investments                    7,990
                                                          Net unrealized appreciation on
                                                               investments                                    34,756
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $    39,860
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    54,675     $   244,319

Net increase (decrease) in net assets resulting from operations                               39,860        (189,163)

Capital shares transactions
   Net premiums                                                                               42,083       1,190,012
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                      (978)         (4,275)
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                            (2,019)           (802)
   Interfund and net transfers to general account                                            135,121      (1,185,416)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   174,207            (481)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      214,067        (189,644)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   268,742     $    54,675
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           141

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Mid Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     10,288 shares (cost $105,358)         $   108,022        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                 $   108,022    Expenses:
                                         --------------
                                                              Administrative expense                               1
                                                              Mortality and expense risk                         635
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 636
                                                                                                      ---------------

                                                          Net investment loss                                   (636)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                    (407)
                                                          Net unrealized appreciation on
                                                               investments                                     3,965
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     2,922
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $     3,762     $    16,485

Net increase (decrease) in net assets resulting from operations                                2,922          (9,255)

Capital shares transactions
   Net premiums                                                                                1,080          (2,346)
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (785)           (252)
   Interfund and net transfers to general account                                            101,043            (870)
                                                                                      --------------- ---------------

     Net increase (decrease) in net assets from capital share transactions                   101,338          (3,468)
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                      104,260         (12,723)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $   108,022     $     3,762
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           142

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     1,655 shares (cost $24,260)            $   16,730        Dividend income                             $      389
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                 389
                                                                                                      ---------------
Net assets                                  $   16,730    Expenses:
                                         --------------
                                                              Administrative expense                               2
                                                              Mortality and expense risk                         350
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                                 352
                                                                                                      ---------------

                                                          Net investment income                                   37

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                  (7,260)
                                                          Net unrealized appreciation on
                                                               investments                                     9,742
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                    $     2,519
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                          $    19,894     $   138,157

Net increase (decrease) in net assets resulting from operations                                2,519         (17,446)

Capital shares transactions
   Net premiums                                                                                   (2)             41
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                                     -               -
   Transfers of other terminations                                                              (667)         (1,263)
   Interfund and net transfers to general account                                             (5,014)        (99,595)
                                                                                      --------------- ---------------

     Net decrease in net assets from capital share transactions                               (5,683)       (100,817)
                                                                                      --------------- ---------------

Total decrease in net assets                                                                  (3,164)       (118,263)
                                                                                      --------------- ---------------

Net assets at end of year                                                                $    16,730     $    19,894
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           143

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Adaptive Allocation Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                        Statement of Operations
    December 31, 2009                                     Year Ended December 31, 2009
Assets:
   Investment in Portfolio,                               Investment income:
     1,569,515 shares (cost $15,278,838)  $ 14,988,870        Dividend income                              $       -
                                                              Capital gains distributions                          -
                                                                                                      ---------------
Liabilities                                          -
                                         --------------
                                                                                                                   -
                                                                                                      ---------------
Net assets                                $ 14,988,870    Expenses:
                                         --------------
                                                              Administrative expense                              30
                                                              Mortality and expense risk                     174,512
                                                              Contract maintenance charge                          -
                                                                                                      ---------------

                                                                                                             174,542
                                                                                                      ---------------

                                                          Net investment loss                               (174,542)

                                                          Realized and unrealized gains
                                                            (losses) on investments
                                                          Net realized losses on investments                (485,930)
                                                          Net unrealized appreciation on
                                                               investments                                 3,075,412
                                                                                                      ---------------

                                                          Net increase in net assets resulting from
                                                           operations                                   $  2,414,940
                                                                                                      ---------------

---------------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                           2009            2008

Net assets at beginning of year                                                        $  13,528,700   $  16,411,138

Net increase (decrease) in net assets resulting from operations                            2,414,940      (3,144,225)

Capital shares transactions
   Net premiums                                                                                  159       1,037,421
   Transfers of policy loans                                                                       -               -
   Transfers of surrenders                                                                         -               -
   Transfers of death benefits                                                              (835,020)              -
   Transfers of other terminations                                                          (126,685)       (775,634)
   Interfund and net transfers to general account                                              6,776               -
                                                                                      --------------- ---------------

     Net (decrease) increase in net assets from capital share transactions                  (954,770)        261,787
                                                                                      --------------- ---------------

Total increase (decrease) in net assets                                                    1,460,170      (2,882,438)
                                                                                      --------------- ---------------

Net assets at end of year                                                              $  14,988,870   $  13,528,700
                                                                                      --------------- ---------------

                      The accompanying notes are an integral part of these financial statements.

                                                           144

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Chariot Absolute Return Currency Portfolio
----------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                    Statement of Operations
    December 31, 2009                                 Year Ended December 31, 2009
Assets
 Investment in Portfolio,                            Investment income
   1,730,324 shares (cost $17,241,965) $ 17,095,601       Dividend income                             $      -
                                                          Capital gains distributions                        -
                                                                                                 --------------
Liabilities                                       -
                                      --------------
                                                                                                             -
                                                                                                 --------------
Net assets                             $ 17,095,601     Expenses
                                      --------------
                                                          Administrative expense                         3,222
                                                          Mortality and expense risk                   215,592
                                                          Contract maintenance charge                        -
                                                                                                 --------------

                                                                                                       218,814
                                                                                                 --------------

                                                      Net investment loss                             (218,814)

                                                      Realized and unrealized gains
                                                      (losses) on investmnets
                                                      Net realized losses on investments               (68,957)
                                                      Net unrealized depreciation on
                                                           investments                                (146,364)
                                                                                                 --------------

                                                      Net decrease in net assets resulting from
                                                       operations                                  $  (434,135)
                                                                                                 --------------

---------------------------------------------------------------------------------------------------------------

 Statement of Changes in Net Assets
Years Ended December 31, 2009 and 2008

                                                                                      2009           2008

Net assets at beginning of year                                                        $      -       $      -

Net decrease in net assets resulting from operations                                   (434,135)             -

Capital shares transactions
   Net premiums                                                                         317,169              -
   Transfers of policy loans                                                                  -              -
   Transfers of surrenders                                                             (578,552)             -
   Transfers of death benefits                                                           (1,574)             -
   Transfers of other terminations                                                     (171,043)             -
   Interfund and net transfers to general account                                    17,963,736              -
                                                                                  -------------- --------------

     Net increase in net assets from capital share transactions                      17,529,736              -
                                                                                  -------------- --------------

Total increase in net assets                                                         17,095,601              -
                                                                                  -------------- --------------

Net assets at end of year                                                          $ 17,095,601       $      -
                                                                                  -------------- --------------

                      The accompanying notes are an integral part of these financial statements.

                                                           145

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
----------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company
        Act of 1940 as amended, is a segregated investment account of Midland
        National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
        Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons
        Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity
        Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance
        Products Fund II, Fidelity Variable Insurance Products Fund III,
        American Century Variable Portfolios, Inc., MFS Variable Insurance
        Trust, Lord Abbett Series Fund, Inc., Alger American Fund, Calvert
        Variable Series, Inc., AIM Variable Insurance Funds, J.P. Morgan Series
        Trust II, Rydex Variable Trust ("Rydex"), ProFunds VP, Van Eck Worldwide
        Insurance Trust ("VE"), Janus Aspen Series ("JANUS"), PIMCO Variable
        Insurance Trust, Goldman Sachs Variable Insurance Trust, Neuberger
        Berman Advisors Management Trust, Premier VIT ("Premier"), Credit Suisse
        Trust ("CS"), the Dreyfus Variable Investment Fund, the Direxion
        Insurance Trust ("Direxion"), the Van Kampen Life Investment Trust, the
        Van Kampen Universal Institutional Funds, and the Northern Lights
        Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company
        Act of 1940, as directed by participants.

        The NLVT Adaptive Allocation Portfolio was introduced effective July 14,
        2009. All other portfolios have been in existence for more than two years.

        Effective June 1, 2007, the Alger American Fund Small Capitalization
        Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective December 1, 2007, the Rydex Dow 2x Strategy Fund, Rydex
        NASDAQ-100 2x Strategy Fund, Rydex S&P 500 2x Strategy Fund and Rydex
        Inverse Dow 2x Strategy Fund ceased to be available for new investment.
        All policyholders with money invested in these Investment Divisions as of the close of business on November 30, 2007, were able to make additional investments into the portfolio. However, all policyholders who redeemed or transferred completely out of these Investment Divisions after November 30, 2007, were no longer allowed to reinvest in this portfolio.

        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policyowners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge.

        Effective May 1, 2009, the CS Global Small Cap Portfolio was renamed the
        CS International Equity Flex II Portfolio and the CS Large Cap Value
        Portfolio was renamed the CS U.S. Equity Flex II Portfolio.

        Effective December 8, 2009, the VE Worldwide Real Estate Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Van Eck Worldwide Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 23, 2009, the Direxion Evolution VP Managed Bond Fund
        and Direxion Evolution VP All-Cap Equity Fund were liquidated. The plans of liquidation and dissolution were approved by the Board of Trustees of
        Direxion Insurance Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Investments in shares of the Funds are valued at the net asset values
        (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

        Beginning in the year ended December 31, 2008, the Company adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities as issued by the
        Financial Accounting Standards Board (FASB). The FASB guidance on fair value measurements defines fair value, establishes a framework for measuring fair value and expands the required disclosures about fair value measurements. Per the guidance, fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

              Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the
              Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

              Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary
              substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include
              corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the
              Separate Account.

              Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The
              Company does not hold any Level 3 securities in the Separate
              Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
        The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

                                                                          December 31, 2009
                                             ------------------------------------------------------------------------------
                                               Quoted prices           Significant           Significant
                                                 in active                other                 other
                                                markets for             observable            observable
                                              identical assets            inputs                inputs
Assets                                           (Level 1)              (Level 2)             (Level 2)        Total
                                             ------------------------------------------------------------------------------
Separate account assets                        $ 497,289,491             $ -                   $ -          $ 497,289,491
                                             ------------------------------------------------------------------------------

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the
        Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.
        Charges for state and local taxes, if any, attributable to the Separate
        Account may also be made.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Subsequent Events
        Effective April 16, 2010, the Premier NACM Small Cap Fund was
        liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of Premier VIT. All policy owners were given the opportunity to transfer any values in this fund to any other option(s)
        of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the
        Fidelity VIPF Money Market Portfolio.

        Effective April 30, 2010, the JANUS Growth and Income Portfolio will be liquidated. The plan of liquidation and dissolution was approved by the
        Board of Trustees of the Janus Aspen Series. All policy owners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Transfer or premium payments not redirected by March 11, 2010 were transferred to the Fidelity VIPF Money Market Portfolio.

2.      Expenses

        The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the
                Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2009 and 2008 were as follows:

                                                                 2009                                    2008
                                                  --------------------------------------  -----------------------------------
Portfolio                                           Purchases              Sales             Purchases           Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                          $ 38,634,544         $ 49,481,198        $57,407,226       $50,688,896
    High Income Portfolio                             34,337,451           23,252,911         12,532,318         8,669,490
    Equity-Income Portfolio                            6,948,835            6,667,052          3,802,791         6,878,141
    Growth Portfolio                                     713,553            1,438,691          1,308,906         6,384,667
    Overseas Portfolio                                 3,979,012            2,782,587          6,496,244         5,342,857
    Mid Cap Portfolio                                  1,086,819            2,096,168          3,992,142         4,712,587
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                              306,683              367,371          1,281,734         1,604,254
    Investment Grade Bond Portfolio                    5,346,140            4,142,174          5,248,124         5,362,717
    Index 500 Portfolio                                5,594,718            6,212,451          5,996,048         8,404,141
    Contrafund Portfolio                               2,758,203            5,925,631          7,807,428        10,512,198
    Asset Manager: Growth Portfolio                      289,738              245,967          1,798,816         2,114,504
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                   544,366              828,588          1,059,140         1,832,162
    Growth & Income Portfolio                            225,561              572,805            815,263         1,022,516
    Growth Opportunities Portfolio                       325,010              326,850          2,421,206         2,596,132
    Value Strategies Portfolio                         3,685,547            2,625,581            227,416           183,447
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                        483,935              777,230          1,140,237         1,112,596
    Capital Appreciation Fund                            695,640            1,015,278          6,552,709         9,569,870
    International Fund                                 2,048,210            3,745,837         10,956,197        11,220,331
    Value Fund                                         2,032,675            2,866,225          9,297,298         9,288,513
    Income & Growth Fund                                 247,099              820,848          1,111,108           753,024
    Inflation Protection Fund                          3,804,836            4,354,332         10,410,502         9,339,517
    Large Company Value Fund                             135,185              161,484            428,563           582,883
    Mid Cap Value Fund                                 1,396,057            1,412,720          3,679,247         2,986,942
    Ultra Fund                                         4,178,205              265,972          1,094,490         1,117,579
MFS Variable Insurance Trust
    Research Series                                       49,722              165,922            109,811           399,893
    Growth Series                                        300,774              440,609          1,138,413         1,865,234
    Investors Trust Series                               108,774              222,830            400,762           396,434
    New Discovery Series                               2,224,023            3,321,882          4,097,079         2,523,560
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                          1,170,887            2,159,525          1,832,203         2,974,191
    Mid-Cap Value Portfolio                            1,163,682            3,453,316          2,391,339         4,625,129
    International Portfolio                            3,291,538            3,351,489          6,498,543         4,906,434
Alger American Fund
    LargeCap Growth Portfolio                          2,267,397            2,170,779          4,113,524         5,254,448
    MidCap Growth Portfolio                            1,737,566            1,386,931          4,326,436         3,002,595
    Capital Appreciation Portfolio                       758,380            1,963,734          2,888,109         3,718,034
    SmallCap Growth Portfolio                             74,730              328,213            248,983         1,463,692
Calvert Variable Series, Inc.
    Social Mid Cap Portfolio                              79,724               80,508          1,715,604         1,674,800
    Social Equity Portfolio                              253,372              124,280          1,856,309         1,772,995
AIM Variable Insurance Funds
    Technology Fund                                      932,997              687,777            549,025           719,480
    Utilities Fund                                       428,992              856,863          1,969,094         4,779,779
    Financial Services Fund                              766,812            2,324,160          5,101,931         1,125,256
    Global Health Care Fund                            1,067,497              615,772            659,717           702,648
    Basic Value Fund                                     197,623               54,961            171,692           369,406
    Global Real Estate Fund                              526,855              193,843            171,461           307,930
    International Growth Fund                            654,594              382,551            489,460           807,450
    Mid Cap Core Equity Fund                             192,580              144,979            184,475           253,396
J.P. Morgan Series Trust II
    Bond Portfolio                                     2,573,876            2,844,963          2,955,133         2,401,626
    Small Company Portfolio                              398,738              310,378          2,287,876         2,283,460
Rydex Variable Trust
    Nova Fund                                             73,238              326,535            615,509         1,471,172
    NASDAQ-100 Fund                                    1,477,814            1,504,391          3,011,309         2,575,783
    U.S. Government Money Market Fund                  1,632,406            3,136,734          6,803,669         5,991,567
    Inverse S&P 500 Strategy Fund                      2,694,205            2,688,188          1,366,783         1,654,874
    Inverse NASDAQ-100 Strategy Fund                     694,945            2,494,719          2,371,881         1,700,856
    Inverse Government Long Bond Strategy Fund         1,203,294            1,098,251            292,843           846,165
    Sector Rotation Fund                                 454,617            2,308,274          2,483,452         1,019,808
    Government Long Bond 1.2x Strategy                   444,151            1,470,380          7,198,212         6,836,043
    Dow 2x Strategy Fund                                     571                  547              8,436            81,367
    NASDAQ-100 2x Strategy Fund                            1,917                1,906              9,522            62,181
    S&P 500 2x Strategy Fund                               7,204                7,288             12,036            53,970
    Inverse Dow 2x Strategy Fund                           3,088                3,162            109,650         2,144,896
ProFunds VP
    Access VP High Yield Fund                          4,728,909            4,056,809          1,962,507         1,469,561
    Asia 30                                           28,199,039           27,352,686         31,870,740        29,542,755
    Banks                                              4,118,499            4,127,691          2,867,467         2,696,991
    Basic Materials                                   11,764,634           10,497,453          2,110,233         1,609,205
    Bear                                              34,427,505           33,691,251         21,669,526        20,286,951
    Biotechnology                                      2,073,853            1,991,383          2,171,584         2,117,246
    Bull                                              26,883,722           23,063,794          3,576,144         3,458,387
    Consumer Goods                                       658,523              602,056            324,763           292,974
    Consumer Services                                    609,857              464,191             56,677            54,281
    Dow 30                                               384,475              316,853          2,084,229         2,040,305
    Emerging Markets                                  26,022,836           23,703,039          4,616,508         4,969,498
    Europe 30                                          2,966,738            2,592,751          1,499,313         1,509,400
    Falling U.S. Dollar                                  186,612              378,330            328,859            29,863
    Financials                                         2,079,304            2,387,261          1,336,992           859,108
    Health Care                                        1,897,446            2,177,343          2,041,142         1,505,403
    Industrials                                        1,530,499            1,398,013            288,176           239,255
    International                                        964,735              963,248            383,026           344,220
    Internet                                             864,317              721,490            188,258           145,973
    Japan                                              7,003,749            7,089,609          6,418,807         6,289,385
    Large-Cap Growth                                   1,171,520            1,297,867          4,863,960         4,539,307
    Large-Cap Value                                      377,690              524,758          1,181,813           927,587
    Mid-Cap                                            4,709,569            3,844,988          7,256,631         6,973,156
    Mid-Cap Growth                                     1,609,064            1,057,859          7,588,597         7,771,159
    Mid-Cap Value                                      1,055,458              977,967          3,561,953         3,634,220
    Money Market                                     538,781,947          544,761,537        187,372,690       162,708,406
    Oil & Gas                                         11,202,023            9,922,961          5,759,449         5,336,624
    NASDAQ-100                                        21,323,825           18,348,549          1,558,460         1,366,161
    Pharmaceuticals                                    1,105,671            1,053,111             34,507            35,721
    Precious Metals                                    9,195,408            7,322,217          4,766,939         4,700,963
    Real Estate                                        5,179,120            4,501,582            241,354           350,340
    Rising Rates Opportunity                           4,570,993            3,251,554            982,139           938,043
    Semiconductor                                      3,242,668            1,504,009             94,947            90,898
    Short Dow 30                                       1,716,093            1,454,246            295,911           264,185
    Short Emerging Markets                             6,097,692            5,941,870         18,005,068        18,105,743
    Short International                                  741,845              573,934            396,788           375,240
    Short Mid-Cap                                     15,214,313           14,259,527          1,415,156           787,233
    Short NASDAQ-100                                  36,159,036           34,656,886          3,266,638         2,694,652
    Short Small-Cap                                  145,469,809          142,621,407          4,151,934         3,261,886
    Small-Cap                                        127,485,734          125,608,022          4,738,975         4,458,812
    Small-Cap Growth                                   2,490,809            2,011,444          8,402,193         8,661,849
    Small-Cap Value                                    1,866,672            1,930,440          4,389,883         4,565,125
    Technology                                         1,903,840            1,352,857          1,290,290           948,554
    Telecommunications                                 5,105,037            3,532,481            537,223           394,898
    U.S. Government Plus                               3,345,298            3,170,683          2,182,617         2,039,268
    UltraBull                                        125,186,114          120,226,412          6,617,172         6,099,407
    UltraMid-Cap                                       8,009,072            7,903,693          2,677,205         2,066,335
    UltraNASDAQ-100                                   20,290,408           20,743,317         19,064,454        16,637,820
    UltraShort Dow 30                                 76,345,402           74,908,003         14,967,606        14,898,543
    UltraShort NASDAQ-100                            168,825,485          166,133,280         19,634,338        18,965,936
    UltraSmall-Cap                                   120,560,221          121,369,061          6,701,121         6,112,699
    Utilities                                          1,618,898            1,441,718            659,348           620,124
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                         8,370,620            7,139,016         14,294,717        12,457,044
    Worldwide Emerging Markets Fund                   15,850,306           14,623,609         10,687,408        10,745,716
    Worldwide Bond Fund                                1,358,013              668,263          9,476,152         8,832,362
    Worldwide Real Estate Fund                         1,380,815            3,580,235          1,755,531         1,556,517
Janus Aspen Series
    Growth and Income Portfolio                          177,359              247,446            153,224           350,105
PIMCO Variable Insurance Trust
    Total Return Portfolio                            24,018,835           22,298,061         25,424,809        21,579,444
    Low Duration Portfolio                            14,801,595            4,667,434          8,364,029         7,214,499
    High Yield Portfolio                              22,645,246           15,140,406          6,238,156         5,503,158
    Real Return Portfolio                             12,784,356            9,310,924         13,860,255        12,750,895
    All Asset Portfolio                                1,718,750            1,609,901          2,170,464         1,256,904
Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund                   1,752,218            1,949,623          2,820,529         2,713,385
    Growth and Income Fund                               179,341              226,045            127,791           150,154
    Mid Cap Value Fund                                 1,323,607              625,918          1,367,082           722,934
Neuberger Berman Advisors Management Trust
    SmallCap Growth Portfolio                          3,872,771            3,786,113          2,273,138         2,148,061
    Mid-Cap Growth Portfolio                             166,521            1,123,870          1,579,833           826,427
    Regency Portfolio                                  2,859,407            3,479,072          1,647,539         2,920,646
Premier VIT
    NACM Small Cap Portfolio                             512,372              183,704          1,397,889         1,024,632
    OpCap Renaissance Portfolio                                -                    -              2,439            11,218
Credit Suisse Trust
    International Equity Flex II Portfolio                17,506               48,864             62,258            20,266
    U.S. Equity Flex II Portfolio                         50,475               22,979             59,322            52,592
Dreyfus Variable Investment Fund
    Appreciation Portfolio                                94,132               61,483            367,752           316,060
    International Value Portfolio                        421,416              416,331            131,305           147,942
Direxion Insurance Trust
    Managed Bond Fund                                    271,509              757,707            848,955           910,448
    All-Cap Equity Fund                                   90,664              737,457            671,799         1,642,920
    HY Bond Fund                                       6,014,065            7,130,070          1,879,594         1,241,960
Van Kampen Life Investment Trust
    Growth and Income Portfolio                          191,062               84,349            714,408           604,021
Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio                      369,531              231,775              5,289           128,669
    Emerging Markets Equity Portfolio                  2,628,581              672,630          1,459,095         1,153,834
    Mid Cap Growth Portfolio                             273,941              102,620          2,214,616         2,009,653
    U.S. Mid Cap Value Portfolio                         131,325               30,622             88,181            79,125
    U.S. Real Estate Portfolio                             8,404               14,048             64,913           150,780
Northern Lights Variable Trust
    Adaptive Allocation Portfolio                      1,001,989            2,131,301          1,677,948         1,551,090
    Chariot Absolute Return Currency Portfolio        33,098,257           15,787,334                  -                 -
                                                -----------------  -------------------  ----------------- -----------------
                                                 $ 1,937,463,580      $ 1,879,685,292      $ 771,644,164     $ 728,611,632
                                                -----------------  -------------------  ----------------- -----------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2009 and 2008 were as follows:

                                                                     2009                                   2008
                                                    --------------------------------------  ------------------------------------
                                                                             Net Increase/                         Net Increase/
Portfolio                                            Purchases       Sales     (Decrease)   Purchases      Sales     (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                             3,404,534    4,283,337    (878,803)   4,793,169    4,272,515     520,654
   High Income Portfolio                              2,522,683    1,801,862     720,821      915,348      574,680     340,668
   Equity-Income Portfolio                              735,496      669,090      66,406      242,819      352,336    (109,517)
   Growth Portfolio                                      52,440      110,341     (57,901)      77,891      332,165    (254,274)
   Overseas Portfolio                                   286,450      206,625      79,825      288,324      298,652     (10,328)
   Mid Cap Portfolio                                     74,308      146,633     (72,325)     117,975      268,434    (150,459)
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                               21,985       21,830         155       64,558      102,083     (37,525)
   Investment Grade Bond Portfolio                      355,285      295,099      60,186      399,723      409,660      (9,937)
   Index 500 Portfolio                                  563,059      629,573     (66,514)     443,786      550,172    (106,386)
   Contrafund Portfolio                                 194,800      436,624    (241,824)     391,777      510,480    (118,703)
   Asset Manager: Growth Portfolio                       30,104       19,332      10,772      136,044      152,376     (16,332)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                    45,995       79,393     (33,398)      60,516      143,934     (83,418)
   Growth & Income Portfolio                             18,385       47,055     (28,670)      23,793       63,275     (39,482)
   Growth Opportunities Portfolio                        41,057       41,940        (883)     202,864      227,975     (25,111)
   Value Strategies Portfolio                           417,772      290,734     127,038       14,848       17,966      (3,118)
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                         32,621       70,776     (38,155)      76,176       84,306      (8,130)
   Capital Appreciation Fund                             46,072       67,011     (20,939)     329,714      529,896    (200,182)
   International Fund                                   183,806      348,515    (164,709)     652,501      766,812    (114,311)
   Value Fund                                           141,460      250,629    (109,169)     511,734      698,585    (186,851)
   Income & Growth Fund                                  24,539      105,450     (80,911)     107,450       73,307      34,143
   Inflation Protection Fund                            341,831      402,495     (60,664)     926,192      859,845      66,347
   Large Company Value Fund                              16,203       23,492      (7,289)      40,669       63,436     (22,767)
   Mid Cap Value Fund                                   137,749      136,245       1,504      318,529      308,715       9,814
   Ultra Fund                                           497,267       41,421     455,846      111,054      131,371     (20,317)
MFS Variable Insurance Trust
   Research Series                                        4,290       17,561     (13,271)       8,559       31,448     (22,889)
   Growth Series                                         29,322       41,806     (12,484)      90,708      140,758     (50,050)
   Investors Trust Series                                11,719       25,594     (13,875)      31,112       39,563      (8,451)
   New Discovery Series                                 151,186      364,951    (213,765)     451,484      215,500     235,984
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                            132,225      221,645     (89,420)     144,912      233,007     (88,095)
   Mid-Cap Value Portfolio                              100,144      294,377    (194,233)     128,954      313,497    (184,543)
   International Portfolio                              270,998      294,306     (23,308)     413,583      325,437      88,146
Alger American Fund
   LargeCap Growth Portfolio                            294,934      270,692      24,242      408,710      542,925    (134,215)
   MidCap Growth Portfolio                              210,784      162,480      48,304      156,665      250,444     (93,779)
   Capital Appreciation Portfolio                        88,465      216,917    (128,452)     252,856      319,848     (66,992)
   SmallCap Growth Portfolio                              8,267       35,671     (27,404)      16,457      127,566    (111,109)
Calvert Variable Series, Inc.
   Social Mid Cap Portfolio                               8,986        9,187        (201)     136,160      142,271      (6,111)
   Social Equity Portfolio                               22,910       12,767      10,143      144,626      145,563        (937)
AIM Variable Insurance Funds
   Technology Fund                                      108,668       91,244      17,424       68,241       80,372     (12,131)
   Utilities Fund                                        30,566       66,733     (36,167)      98,048      285,506    (187,458)
   Financial Services Fund                              194,839      524,915    (330,076)     646,632      159,034     487,598
   Global Health Care Fund                              101,341       61,845      39,496       36,323       62,500     (26,177)
   Basic Value Fund                                      30,396        8,053      22,343       24,531       47,368     (22,837)
   Global Real Estate Fund                               69,268       26,583      42,685       15,799       30,893     (15,094)
   International Growth Fund                             78,162       48,322      29,840       45,554       74,145     (28,591)
   Mid Cap Core Equity Fund                              23,076       19,002       4,074       16,802       24,068      (7,266)
J.P. Morgan Series Trust II
   Bond Portfolio                                       240,679      299,987     (59,308)     248,713      234,793      13,920
   Small Company Portfolio                               44,258       36,589       7,669      178,480      199,511     (21,031)
Rydex Variable Trust
   Nova Fund                                             13,242       49,352     (36,110)      67,481      140,519     (73,038)
   NASDAQ-100 Fund                                      142,300      143,039        (739)     235,698      229,210       6,488
   U.S. Government Money Market Fund                    161,208      311,549    (150,341)     666,376      582,053      84,323
   Inverse S&P 500 Strategy Fund                        287,317      296,656      (9,339)     162,451      191,158     (28,707)
   Inverse NASDAQ-100 Strategy Fund                     113,379      387,008    (273,629)     368,709      253,707     115,002
   Inverse Government Long Bond Strategy Fund           181,889      162,991      18,898       37,518      102,413     (64,895)
   Sector Rotation Fund                                  46,657      234,393    (187,736)     177,336       84,378      92,958
   Government Long Bond 1.2x Strategy                    34,254      118,207     (83,953)     635,990      559,724      76,266
   Dow 2x Strategy Fund                                      21           21           -        1,812        9,299      (7,487)
   NASDAQ-100 2x Strategy Fund                              295          297          (2)       1,078        5,792      (4,714)
   S&P 500 2x Strategy Fund                               2,678        2,678           -        3,189        9,196      (6,007)
   Inverse Dow 2x Strategy Fund                             444          447          (3)      13,717      213,314    (199,597)
ProFunds VP
   Access VP High Yield Fund                            486,175      444,106      42,069      183,785      145,361      38,424
   Asia 30                                            2,890,561    2,914,540     (23,979)   2,570,960    2,377,725     193,235
   Banks                                              1,192,731    1,193,054        (323)     492,111      477,317      14,794
   Basic Materials                                    1,514,860    1,387,569     127,291      197,313      157,098      40,215
   Bear                                               3,064,677    3,061,401       3,276    2,042,109    1,925,065     117,044
   Biotechnology                                        209,406      202,394       7,012      188,021      182,637       5,384
   Bull                                               3,671,665    3,171,887     499,778      432,285      430,976       1,309
   Consumer Goods                                        70,024       63,684       6,340       31,723       31,983        (260)
   Consumer Services                                     76,513       58,909      17,604        7,235        7,212          23
   Dow 30                                                47,742       40,548       7,194      189,129      185,747       3,382
   Emerging Markets                                   4,052,184    3,767,772     284,412      570,335      554,020      16,315
   Europe 30                                            404,373      355,236      49,137      137,606      141,851      (4,245)
   Falling U.S. Dollar                                   19,415       41,440     (22,025)      36,036        2,914      33,122
   Financials                                           466,721      528,515     (61,794)     206,935      135,696      71,239
   Health Care                                          221,244      249,585     (28,341)     210,573      149,418      61,155
   Industrials                                          218,311      202,419      15,892       30,304       30,634        (330)
   International                                        147,466      147,174         292       57,128       54,845       2,283
   Internet                                              96,627       81,712      14,915       18,939       16,105       2,834
   Japan                                              1,296,684    1,326,514     (29,830)     860,199      815,673      44,526
   Large-Cap Growth                                     150,539      169,390     (18,851)     461,876      461,904         (28)
   Large-Cap Value                                       55,452       83,855     (28,403)     127,352       97,765      29,587
   Mid-Cap                                              732,834      623,272     109,562      938,289      937,264       1,025
   Mid-Cap Growth                                       202,941      135,750      67,191      795,798      859,024     (63,226)
   Mid-Cap Value                                        146,796      137,549       9,247      412,149      424,453     (12,304)
   Money Market                                      54,386,451   54,900,012    (513,561)  18,366,352   15,902,633   2,463,719
   Oil & Gas                                          1,245,728    1,151,632      94,096      466,256      454,608      11,648
   NASDAQ-100                                         2,441,698    2,100,128     341,570      167,131      163,010       4,121
   Pharmaceuticals                                      117,414      111,157       6,257        4,034        4,161        (127)
   Precious Metals                                    1,068,788      863,203     205,585      497,475      474,978      22,497
   Real Estate                                          867,001      771,252      95,749       32,314       45,622     (13,308)
   Rising Rates Opportunity                             708,170      501,933     206,237      122,430      113,741       8,689
   Semiconductor                                        491,784      250,583     241,201       11,395       11,391           4
   Short Dow 30                                         140,049      141,429      (1,380)      28,382       24,200       4,182
   Short Emerging Markets                               581,295      576,979       4,316    1,642,239    1,642,056         183
   Short International                                   58,239       38,972      19,267       26,648       25,514       1,134
   Short Mid-Cap                                      1,359,569    1,340,099      19,470      127,618       77,564      50,054
   Short NASDAQ-100                                   4,060,675    4,033,303      27,372      307,368      261,089      46,279
   Short Small-Cap                                   15,190,062   15,061,537     128,525      359,031      283,045      75,986
   Small-Cap                                         20,271,477   20,111,277     160,200      724,859      718,182       6,677
   Small-Cap Growth                                     369,100      300,790      68,310    1,296,528    1,307,505     (10,977)
   Small-Cap Value                                      294,470      306,130     (11,660)     734,588      722,548      12,040
   Technology                                           230,072      169,167      60,905      150,954      116,333      34,621
   Telecommunications                                   639,294      453,879     185,415       54,675       44,959       9,716
   U.S. Government Plus                                 256,467      254,291       2,176      179,919      168,250      11,669
   UltraBull                                         29,405,102   28,345,166   1,059,936    1,023,746    1,031,156      (7,410)
   UltraMid-Cap                                       2,002,660    1,968,507      34,153      428,488      389,839      38,649
   UltraNASDAQ-100                                    4,090,931    4,193,403    (102,472)   2,362,714    2,041,839     320,875
   UltraShort Dow 30                                  7,960,632    7,910,185      50,447    1,165,369    1,158,758       6,611
   UltraShort NASDAQ-100                             17,905,471   17,879,793      25,678    1,526,135    1,499,118      27,017
   UltraSmall-Cap                                    43,911,028   43,928,279     (17,251)   1,459,121    1,413,860      45,261
   Utilities                                            175,280      158,676      16,604       56,935       60,552      (3,617)
Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund                           357,109      296,495      60,614      367,685      420,215     (52,530)
   Worldwide Emerging Markets Fund                      920,328      766,304     154,024      339,202      407,293     (68,091)
   Worldwide Bond Fund                                   88,990       46,128      42,862      657,474      628,900      28,574
   Worldwide Real Estate Fund                            81,678      280,680    (199,002)     103,841       88,100      15,741
Janus Aspen Series
   Growth and Income Portfolio                           19,845       26,409      (6,564)      12,808       23,669     (10,861)
PIMCO Variable Insurance Trust
   Total Return Portfolio                             1,711,097    1,782,480     (71,383)   2,030,431    1,840,803     189,628
   Low Duration Portfolio                             1,268,696      423,274     845,422      776,965      681,201      95,764
   High Yield Portfolio                               2,140,496    1,475,386     665,110      578,015      494,670      83,345
   Real Return Portfolio                              1,027,644      767,349     260,295    1,131,070    1,050,311      80,759
   All Asset Portfolio                                  175,508      172,260       3,248      206,770      130,759      76,011
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                     256,882      281,275     (24,393)     363,928      369,973      (6,045)
   Growth and Income Fund                                23,232       26,469      (3,237)      11,883       13,854      (1,971)
   Mid Cap Value Fund                                   146,389       71,400      74,989      117,486       67,105      50,381
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                            605,098      558,691      46,407      225,830      229,241      (3,411)
   Mid-Cap Growth Portfolio                              18,520      124,147    (105,627)     127,583       64,369      63,214
   Regency Portfolio                                    342,231      441,950     (99,719)     195,941      255,526     (59,585)
Premier VIT
   NACM Small Cap Portfolio                              76,027       26,381      49,646      119,329       93,756      25,573
   OpCap Renaissance Portfolio                                -            -           -            1        1,104      (1,103)
Credit Suisse Trust
   International Equity Flex II Portfolio                 3,741        9,680      (5,939)       7,629        3,635       3,994
   U.S. Equity Flex II Portfolio                          6,227        3,261       2,966        4,806        5,305        (499)
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                10,167        8,116       2,051       33,942       32,318       1,624
   International Value Portfolio                         51,269       53,112      (1,843)      11,593       19,988      (8,395)
Direxion Insurance Trust
   Managed Bond Fund                                     10,279       76,800     (66,521)      82,152       89,346      (7,194)
   All-Cap Equity Fund                                   13,624      115,262    (101,638)      60,756      179,437    (118,681)
   HY Bond Fund                                         721,679      844,226    (122,547)     213,713      133,435      80,278
Van Kampen Life Investment Trust
   Growth and Income Portfolio                           24,309       12,656      11,653       76,396       70,529       5,867
Van Kampen Universal Institutional Funds
   Emerging Markets Debt Portfolio                       32,487       20,053      12,434          166       11,377     (11,211)
   Emerging Markets Equity Portfolio                    272,486       75,660     196,826      104,284      101,961       2,323
   Mid Cap Growth Portfolio                              32,182       12,217      19,965      197,173      208,747     (11,574)
   U.S. Mid Cap Value Portfolio                          15,523        3,658      11,865        7,482        8,351        (869)
   U.S. Real Estate Portfolio                             1,484        2,595      (1,111)       5,286       15,761     (10,475)
Northern Lights
   Adaptive Allocation Portfolio                        136,514      259,972    (123,458)     183,310      151,039      32,271
   Chariot Absolute Return Currency Portfolio         3,330,527    1,579,038   1,751,489            -            -           -
                                                   ------------- ------------ -----------  ----------- ------------ -----------
                                                    259,012,184  254,236,788   4,775,396   70,258,542   66,851,032   3,407,510
                                                   ------------- ------------ -----------  ----------- ------------ -----------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                      December 31                               Year Ended December 31
                                       -------------------------------------------  ----------------------------------------------
                                                     Unit Fair Value                Investment Expense Ratio       Total Return
                                                       Lowest to                    Income     Lowest to           Lowest to
                                          Units         Highest       Net Assets    Ratio*     Highest**           Highest***
                                       ------------  --------------- -------------  -------- ---------------  --------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2009                             1,685,381   $9.83 to 14.78   $19,608,907     0.78%   0.95% to 1.55%   -2.30% to -0.23%
        2008                             2,564,184   10.03 to 14.89   $30,455,561     3.31%   0.95% to 1.55%    -0.08% to 2.04%
        2007                             2,043,530   10.01 to 14.66   $23,737,231     5.74%   0.95% to 1.55%    2.34% to 4.21%
        2006                             1,249,223   9.78 to 14.13    $14,116,225     5.12%   0.95% to 1.55%    1.98% to 3.89%
        2005                               994,761   9.59 to 13.52    $11,197,198     3.23%   0.95% to 1.55%    0.60% to 2.06%

    High Income Portfolio
        2009                             1,515,346   10.97 to 16.83   $24,085,137    10.39%   0.95% to 1.55%   39.51% to 42.11%
        2008                               794,525   7.85 to 11.86     $8,923,331     6.01%   0.95% to 1.55%  -27.22% to -25.85%
        2007                               453,857   10.77 to 16.03    $6,821,157     6.36%   0.95% to 1.55%    -0.30% to 1.57%
        2006                               743,506   10.79 to 15.82   $11,094,651     8.79%   0.95% to 1.55%    7.97% to 9.93%
        2005                               554,283   10.04 to 14.42    $7,633,404    14.78%   0.95% to 1.55%    -0.11% to 1.35%

    Equity-Income Portfolio
        2009                               881,909   8.09 to 24.45    $12,618,276     2.15%   0.95% to 1.55%   25.73% to 28.66%
        2008                               815,503   6.43 to 19.04     $9,566,380     2.23%   0.95% to 1.55%  -44.84% to -43.55%
        2007                               925,020   11.61 to 33.78   $20,839,681     1.82%   0.95% to 1.55%    -1.94% to 0.34%
        2006                               845,708   11.84 to 33.64   $21,533,997     3.18%   0.95% to 1.55%   16.10% to 18.78%
        2005                               766,252   11.61 to 28.39   $19,079,671     1.66%   0.95% to 1.55%    2.82% to 4.58%

    Growth Portfolio
        2009                               447,386   7.59 to 20.25     $7,956,046     0.40%   0.95% to 1.55%   24.62% to 26.76%
        2008                               505,288   6.09 to 16.01     $6,988,256     0.66%   0.95% to 1.55%  -48.69% to -47.81%
        2007                               759,562   11.88 to 30.74   $19,372,697     0.76%   0.95% to 1.55%   23.33% to 25.46%
        2006                               728,962   9.63 to 24.56    $16,227,378     0.40%   0.95% to 1.55%    3.77% to 5.54%
        2005                               907,879   9.28 to 23.24    $19,624,890     0.50%   0.95% to 1.55%    2.75% to 4.51%

    Overseas Portfolio
        2009                               791,309   9.52 to 18.26    $11,518,915     2.00%   0.95% to 1.55%   22.18% to 25.03%
        2008                               711,484   7.77 to 14.63     $8,477,770     2.58%   0.95% to 1.55%  -45.76% to -44.49%
        2007                               721,812   14.31 to 26.41   $15,664,550     3.16%   0.95% to 1.55%   13.29% to 15.94%
        2006                               604,242   12.66 to 22.83   $11,507,143     0.64%   0.95% to 1.55%   14.03% to 16.67%
        2005                               399,144   11.33 to 19.61    $6,875,690     0.54%   0.95% to 1.55%   15.97% to 17.66%

    Mid Cap Portfolio
        2009                               419,705   10.54 to 19.53    $7,290,350     0.56%   0.95% to 1.55%   35.15% to 38.43%
        2008                               492,030   8.24 to 14.25     $6,206,550     0.37%   0.95% to 1.55%  -41.61% to -40.18%
        2007                               642,489   13.92 to 24.06   $13,552,658     0.78%   0.95% to 1.55%   11.52% to 14.24%
        2006                               631,730   12.32 to 21.28   $11,741,995     0.31%   0.95% to 1.55%    8.70% to 11.35%
        2005                               631,853   16.20 to 19.30   $10,562,367     0.00%   0.95% to 1.55%   14.94% to 16.90%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2009                               122,618   10.68 to 20.17    $2,168,447     2.32%   0.95% to 1.55%   25.71% to 27.54%
        2008                               122,462   8.70 to 15.84     $1,801,191     2.40%   0.95% to 1.55%  -30.60% to -29.58%
        2007                               159,987   12.14 to 22.54    $3,373,611     6.03%   0.95% to 1.55%   12.43% to 14.08%
        2006                               197,867   10.76 to 19.79    $3,709,259     2.75%   0.95% to 1.55%    4.60% to 6.12%
        2005                               240,797   10.66 to 18.70    $4,256,029     2.86%   0.95% to 1.55%    1.33% to 2.80%

    Investment Grade Bond Portfolio
        2009                               575,631   10.77 to 19.99    $9,061,004     8.44%   0.95% to 1.55%   12.39% to 14.38%
        2008                               515,445   9.58 to 17.52     $7,439,169     4.31%   0.95% to 1.55%   -5.99% to -4.38%
        2007                               525,382   10.28 to 18.37    $8,235,997     3.90%   0.95% to 1.55%    1.35% to 3.10%
        2006                               460,227   10.21 to 17.85    $7,301,026     3.98%   0.95% to 1.55%    2.05% to 3.17%
        2005                               470,274   11.20 to 17.35    $7,493,318     3.83%   0.95% to 1.55%    -0.17% to 0.93%

    Index 500 Portfolio
        2009                             1,959,465   8.49 to 25.42    $24,814,080     2.28%   0.95% to 1.55%   21.83% to 25.11%
        2008                             2,025,979   6.97 to 20.36    $21,069,140     2.02%   0.95% to 1.55%  -39.39% to -37.76%
        2007                             2,132,365   11.50 to 32.78   $37,472,471     3.45%   0.95% to 1.55%    1.44% to 4.18%
        2006                             2,088,561   11.34 to 31.53   $38,168,761     1.51%   0.95% to 1.55%   11.39% to 14.35%
        2005                             1,636,538   10.17 to 27.63   $30,237,864     1.62%   0.95% to 1.55%    1.83% to 3.57%

    Contrafund Portfolio
        2009                               975,009   9.76 to 31.23    $20,217,408     1.19%   0.95% to 1.55%   31.93% to 34.19%
        2008                             1,216,833   7.94 to 23.34    $18,210,919     0.88%   0.95% to 1.55%  -44.20% to -43.23%
        2007                             1,335,536   14.14 to 41.18   $36,545,523     0.84%   0.95% to 1.55%   14.22% to 16.19%
        2006                             1,436,539   12.30 to 35.52   $34,707,617     1.20%   0.95% to 1.55%    8.56% to 10.40%
        2005                             1,220,355   11.26 to 32.24   $29,711,825     0.24%   0.95% to 1.55%   13.61% to 15.55%

    Asset Manager: Growth Portfolio
        2009                                88,402   10.16 to 19.32    $1,408,607     1.54%   0.95% to 1.55%   29.79% to 31.16%
        2008                                77,630   7.83 to 14.74     $1,026,358     1.79%   0.95% to 1.55%  -37.25% to -36.55%
        2007                                93,962   12.47 to 23.29    $1,973,554     4.95%   0.95% to 1.55%   16.18% to 17.47%
        2006                               107,395   10.72 to 19.86    $1,982,332     2.62%   0.95% to 1.55%    4.55% to 5.73%
        2005                               138,323   10.25 to 18.82    $2,472,510     2.38%   0.95% to 1.55%    1.47% to 2.59%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2009                               257,723   9.94 to 14.97     $3,433,604     1.73%   0.95% to 1.55%   33.43% to 37.02%
        2008                               291,121   7.45 to 10.96     $2,823,637     1.55%   0.95% to 1.55%  -36.49% to -34.77%
        2007                               374,539   11.73 to 16.83    $5,600,880     3.22%   0.95% to 1.55%    4.85% to 7.69%
        2006                               358,350   11.18 to 15.65    $5,186,380     1.81%   0.95% to 1.55%    7.50% to 10.49%
        2005                               316,126   10.40 to 14.21    $4,240,580     2.38%   0.95% to 1.55%    3.39% to 4.53%

    Growth & Income Portfolio
        2009                               201,122   9.12 to 14.36     $2,616,283     0.97%   0.95% to 1.55%   24.44% to 25.82%
        2008                               229,792   7.32 to 11.45     $2,421,840     1.13%   0.95% to 1.55%  -43.28% to -42.45%
        2007                               269,274   12.86 to 19.92    $4,995,965     1.79%   0.95% to 1.55%    9.19% to 10.79%
        2006                               319,002   11.73 to 18.02    $5,359,635     0.90%   0.95% to 1.55%   10.62% to 11.84%
        2005                               369,609   10.60 to 16.15    $5,679,533     1.52%   0.95% to 1.55%    5.23% to 6.39%

    Growth Opportunities Portfolio
        2009                               174,495   8.06 to 10.74     $1,675,468     0.45%   0.95% to 1.55%   42.51% to 44.09%
        2008                               175,378    5.87 to 6.71     $1,171,472     0.38%   0.95% to 1.55%  -56.05% to -55.56%
        2007                               200,489   11.09 to 15.13    $3,021,779     0.00%   0.95% to 1.55%   20.40% to 21.74%
        2006                               218,250   11.09 to 14.06    $2,714,338     0.72%   0.95% to 1.55%    2.95% to 4.11%
        2005                               264,400   10.76 to 11.98    $3,163,766     0.92%   0.95% to 1.55%     6.48%to 7.65%

    Value Strategies Portfolio
        2009                               151,697   8.87 to 10.25     $1,505,118     0.50%   0.95% to 1.55%   53.43% to 55.67%
        2008                                24,659    5.76 to 6.59       $157,512     0.52%   0.95% to 1.55%  -52.45% to -51.75%
        2007                                27,777   12.07 to 13.65      $370,267     2.22%   0.95% to 1.55%    2.93% to 4.44%
        2006                                14,096   11.68 to 13.07      $180,357     0.32%   0.95% to 1.55%   13.70% to 14.85%
        2005                                11,666   11.27 to 11.38      $131,147     0.00%   0.95% to 1.55%    0.33% to 0.58%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2009                               158,823   9.98 to 15.17     $1,995,242     4.90%   0.95% to 1.55%   11.68% to 14.39%
        2008                               196,978   8.82 to 13.32     $2,148,308     2.58%   0.95% to 1.55%  -22.97% to -21.09%
        2007                               205,108   11.30 to 16.96    $2,926,118     2.01%   0.95% to 1.55%    1.46% to 3.94%
        2006                               193,087   10.98 to 16.39    $2,721,274     3.25%   0.95% to 1.55%    7.21% to 8.57%
        2005                               169,557   10.22 to 15.17    $2,280,885     1.74%   0.95% to 1.55%    2.20% to 3.95%

    Capital Appreciation Fund
        2009                               161,705   12.36 to 19.01    $2,759,551     0.79%   0.95% to 1.55%   33.49% to 35.78%
        2008                               182,644   9.74 to 14.07     $2,329,054     0.00%   0.95% to 1.55%  -47.60% to -46.69%
        2007                               382,826   17.83 to 26.51    $8,347,632     0.00%   0.95% to 1.55%   41.97% to 44.42%
        2006                               163,486   13.09 to 18.44    $2,790,968     0.00%   0.95% to 1.55%   14.12% to 16.07%
        2005                               147,338   11.47 to 15.96    $2,250,330     0.00%   0.95% to 1.55%   18.88% to 20.91%

    International Fund
        2009                               813,543   10.31 to 15.42   $10,987,454     1.84%   0.95% to 1.55%   29.36% to 32.37%
        2008                               978,252   7.94 to 11.73    $10,065,494     0.71%   0.95% to 1.55%  -46.67% to -45.42%
        2007                             1,092,563   14.91 to 21.64   $20,396,600     0.58%   0.95% to 1.55%   14.13% to 16.80%
        2006                             1,202,610   12.99 to 18.66   $19,319,478     1.50%   0.95% to 1.55%   20.89% to 23.52%
        2005                             1,121,081   10.71 to 15.21   $14,670,145     0.79%   0.95% to 1.55%   10.16% to 12.04%

    Value Fund
        2009                             1,022,258   8.76 to 19.16    $13,211,320     5.08%   0.95% to 1.55%   15.49% to 18.59%
        2008                             1,131,427   7.55 to 16.22    $12,574,284     2.48%   0.95% to 1.55%  -29.40% to -27.50%
        2007                             1,318,278   10.66 to 22.46   $20,368,762     1.55%   0.95% to 1.55%   -8.68% to -6.21%
        2006                             1,327,624   11.62 to 24.02   $22,186,291     1.19%   0.95% to 1.55%   14.24% to 17.37%
        2005                             1,073,252   10.13 to 20.53   $15,891,584     0.67%   0.95% to 1.55%    2.38% to 3.87%

    Income & Growth Fund
        2009                                94,650   7.83 to 11.70       $991,592     3.45%   0.85% to 1.55%   13.61% to 16.66%
        2008                               175,561   6.94 to 10.13     $1,510,279     1.83%   0.85% to 1.55%  -37.05% to -35.35%
        2007                               141,418   11.61 to 15.83    $1,998,046     1.81%   0.85% to 1.55%   -2.46% to -1.38%
        2006                               150,359   12.26 to 14.87    $2,183,446     1.67%   0.85% to 1.55%   14.06% to 15.71%
        2005                               156,040   10.17 to 12.88    $1,976,669     1.94%   0.95% to 1.55%    2.05% to 3.53%

    Inflation Protection Fund
        2009                               707,493   10.66 to 11.71    $8,066,463     1.57%   0.85% to 1.55%    6.93% to 9.20%
        2008                               768,157   9.97 to 10.72     $8,064,948     5.30%   0.85% to 1.55%   -4.56% to -2.53%
        2007                               701,810   10.42 to 11.00    $7,601,435     4.70%   0.85% to 1.55%    6.52% to 8.47%
        2006                               422,129   9.79 to 10.14     $4,238,722     2.60%   0.85% to 1.55%    -0.50% to 0.80%
        2005                                 7,715   9.97 to 10.06        $77,284     2.94%   0.95% to 1.55%    0.29% to 0.56%

    Large Company Value Fund
        2009                                37,424    7.39 to 8.93       $320,721     3.67%   0.85% to 1.55%   16.13% to 18.78%
        2008                                44,713    6.83 to 7.52       $326,009     2.83%   0.85% to 1.55%  -39.09% to -38.01%
        2007                                67,480   11.42 to 12.13      $799,171     0.53%   0.85% to 1.55%   -3.99% to -2.28%
        2006                                60,938   11.86 to 12.41      $743,780     0.01%   0.85% to 1.55%   17.41% to 18.64%
        2005                                10,919   10.27 to 10.46      $113,823     3.51%   0.95% to 1.55%    3.45% to 4.59%

    Mid Cap Value Fund
        2009                                41,457   10.62 to 11.98      $474,488     3.27%   0.85% to 1.55%   26.66% to 28.58%
        2008                                39,953    8.78 to 9.32       $360,095     0.07%   0.85% to 1.55%  -26.34% to -25.23%
        2007                                30,139   11.39 to 12.46      $367,775     0.63%   0.85% to 1.55%   -4.56% to -3.35%
        2006                                21,030   11.90 to 12.89      $267,706     0.79%   0.85% to 1.55%   17.91% to 19.02%
        2005                                 3,795   10.27 to 10.46       $40,885     1.09%   0.95% to 1.55%    7.22% to 8.27%

    Ultra Fund
        2009                               490,633    8.10 to 8.89     $4,260,026     0.01%   0.85% to 1.55%   30.16% to 33.25%
        2008                                34,787    6.26 to 6.67       $223,797     0.00%   0.85% to 1.55%  -43.21% to -42.20%
        2007                                55,104   11.01 to 11.55      $619,200     0.00%   0.85% to 1.55%   17.61% to 19.69%
        2006                                 7,722    9.34 to 9.70        $73,873     0.00%   0.85% to 1.55%   -4.89% to -4.27%
        2005                                13,475   10.02 to 10.08      $135,615     0.00%   0.95% to 1.55%    0.21% to 0.81%

   MFS Variable Insurance Trust
    Research Series
        2009                                61,313   10.62 to 11.59      $704,512     1.32%   0.95% to 1.40%   27.56% to 28.97%
        2008                                74,583    7.82 to 8.99       $664,908     0.57%   0.95% to 1.40%  -37.56% to -36.86%
        2007                                97,472   12.51 to 14.23    $1,377,476     0.65%   0.95% to 1.40%   10.63% to 11.86%
        2006                               133,728   11.30 to 12.72    $1,696,625     0.48%   0.95% to 1.40%    7.97% to 9.09%
        2005                               163,438   10.46 to 11.67    $1,904,433     0.44%   0.95% to 1.40%    5.39% to 6.56%

    Growth Series
        2009                               144,138   10.56 to 14.92    $1,736,135     0.26%   0.95% to 1.40%   34.54% to 36.03%
        2008                               156,622   7.93 to 11.08     $1,394,097     0.21%   0.95% to 1.40%  -38.82% to -38.14%
        2007                               206,672   12.96 to 14.61    $2,983,687     0.00%   0.95% to 1.40%   18.41% to 19.73%
        2006                               275,180   10.95 to 12.17    $3,331,261     0.00%   0.95% to 1.40%    5.49% to 6.55%
        2005                               321,093   10.38 to 11.55    $3,658,112     0.00%   0.95% to 1.40%    6.72% to 7.90%

    Investors Trust Series
        2009                                44,492   10.44 to 11.39      $484,098     1.42%   0.95% to 1.40%   23.99% to 25.36%
        2008                                58,367    8.15 to 9.08       $507,003     0.86%   0.95% to 1.40%  -34.61% to -33.89%
        2007                                66,818   12.87 to 13.74      $877,160     0.82%   0.95% to 1.40%    7.79% to 8.99%
        2006                                83,070   11.55 to 14.49    $1,002,513     0.46%   0.95% to 1.40%   10.35% to 11.69%
        2005                                90,789   10.46 to 11.29      $983,202     0.52%   0.95% to 1.40%    4.86% to 6.01%

    New Discovery Series
        2009                               171,399   9.84 to 21.00     $2,730,531     0.00%   0.95% to 1.40%   59.06% to 61.38%
        2008                               385,164   6.19 to 13.05     $3,124,597     0.00%   0.95% to 1.40%  -40.96% to -40.09%
        2007                               149,180   10.48 to 21.82    $2,897,525     0.00%   0.95% to 1.40%    -0.19% to 1.28%
        2006                               172,674   10.50 to 21.58    $3,301,036     0.00%   0.95% to 1.40%   10.67% to 11.81%
        2005                               198,635   9.65 to 19.33     $3,468,007     0.00%   0.95% to 1.40%    2.91% to 4.04%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2009                               353,470   8.57 to 14.19     $4,188,450     0.88%   0.95% to 1.40%   16.08% to 17.77%
        2008                               442,890   7.35 to 12.10     $4,443,941     1.39%   0.95% to 1.40%  -37.94% to -37.02%
        2007                               530,985   11.79 to 19.30    $8,648,953     1.30%   0.95% to 1.40%    0.97% to 2.45%
        2006                               498,240   11.31 to 18.93    $8,238,862     1.28%   0.95% to 1.40%   11.66% to 12.93%
        2005                               484,687   10.12 to 16.36    $7,029,244     0.97%   0.95% to 1.40%    1.16% to 2.27%

    Mid-Cap Value Portfolio
        2009                               649,370   7.79 to 19.25     $8,803,053     0.43%   0.95% to 1.40%   22.56% to 25.42%
        2008                               843,603   6.34 to 15.42     $9,213,430     1.18%   0.95% to 1.40%  -41.30% to -39.93%
        2007                             1,028,146   10.78 to 25.79   $18,972,002     0.44%   0.95% to 1.40%   -2.65% to -0.38%
        2006                             1,081,769   11.10 to 26.00   $20,205,528     0.62%   0.95% to 1.40%    8.76% to 11.19%
        2005                               990,923   10.18 to 23.50   $17,624,110     0.50%   0.95% to 1.40%    5.40% to 7.20%

    International Portfolio
        2009                               933,514   9.59 to 18.63    $14,038,945     1.55%   0.95% to 1.40%   43.14% to 46.47%
        2008                               956,822   6.68 to 12.81     $9,797,112     0.64%   0.95% to 1.40%  -53.09% to -51.99%
        2007                               868,676   14.22 to 26.86   $18,245,167     1.07%   0.95% to 1.40%    1.42% to 3.74%
        2006                               604,646   13.98 to 25.76   $11,995,450     0.65%   0.95% to 1.40%   25.76% to 27.87%
        2005                               132,106   11.00 to 18.01    $1,794,133     0.00%   0.95% to 1.40%   23.33% to 25.44%

   Alger American Fund
    LargeCap Growth Portfolio
        2009                             1,267,487   6.76 to 13.57    $12,048,320     0.62%   0.95% to 1.40%   42.86% to 46.18%
        2008                             1,243,245    4.65 to 9.35     $8,174,886     0.23%   0.95% to 1.40%  -47.89% to -46.67%
        2007                             1,377,460   8.75 to 17.38    $16,684,566     0.35%   0.95% to 1.40%   16.09% to 18.81%
        2006                             1,266,890   7.40 to 14.97    $13,115,819     0.11%   0.95% to 1.40%    1.90% to 4.17%
        2005                               858,105   7.13 to 14.47     $8,175,898     0.21%   0.95% to 1.40%    9.39% to 10.98%

    MidCap Growth Portfolio
        2009                               697,907   8.27 to 13.91     $6,861,016     0.00%   0.95% to 1.40%   46.85% to 50.27%
        2008                               649,603    5.62 to 9.35     $4,259,638     0.16%   0.95% to 1.40%  -59.70% to -58.75%
        2007                               743,382   13.76 to 23.26   $11,743,356     4.66%   0.95% to 1.40%   27.33% to 30.31%
        2006                               635,555   10.63 to 17.97    $7,711,018     0.00%   0.95% to 1.40%    6.74% to 9.08%
        2005                               533,733   9.78 to 16.59     $5,892,219     0.00%   0.95% to 1.40%    7.23% to 8.79%

    Capital Appreciation Portfolio
        2009                               478,909   8.09 to 17.76     $4,441,117     0.00%   0.95% to 1.40%   47.52% to 49.68%
        2008                               607,361   5.43 to 12.21     $4,155,821     0.00%   0.95% to 1.40%  -46.44% to -45.66%
        2007                               674,353   10.04 to 22.28    $8,498,018     0.00%   0.95% to 1.40%   30.35% to 32.27%
        2006                               442,733   7.62 to 17.01     $4,039,989     0.00%   0.95% to 1.40%   16.48% to 18.18%
        2005                               450,044   6.48 to 11.64     $3,306,488     0.00%   0.95% to 1.40%   11.74% to 13.37%

    SmallCap Growth Portfolio
        2009                               202,347   7.72 to 14.94     $1,868,807     0.00%   0.85% to 1.45%   41.07% to 44.13%
        2008                               229,751   5.38 to 12.75     $1,499,453     0.00%   0.85% to 1.45%  -48.01% to -47.11%
        2007                               340,860   10.22 to 24.74    $4,424,080     0.00%   0.85% to 1.45%   14.16% to 16.13%
        2006                               362,386   8.84 to 21.19     $4,086,459     0.00%   0.85% to 1.45%   16.94% to 18.87%
        2005                               318,223   7.47 to 14.20     $2,904,163     0.00%   0.95% to 1.40%   13.83% to 15.78%

    Social Mid Cap Portfolio
        2009                                52,408   8.86 to 10.33       $509,286     0.00%   0.95% to 1.40%   28.89% to 30.77%
        2008                                52,609    6.85 to 7.90       $394,188     0.00%   0.95% to 1.40%  -38.69% to -37.79%
        2007                                58,720   11.13 to 12.70      $713,931     0.00%   0.95% to 1.40%    7.54% to 9.12%
        2006                                22,996   10.31 to 11.64      $255,320     0.00%   0.95% to 1.40%    4.56% to 5.91%
        2005                                11,837   9.84 to 10.99       $123,445     0.00%   0.95% to 1.40%   -1.71% to -0.53%

    Social Equity Portfolio
        2009                                55,736   10.02 to 11.46      $602,724     0.44%   0.95% to 1.40%   31.08% to 32.99%
        2008                                45,593    7.61 to 8.62       $372,791     0.00%   0.95% to 1.40%  -37.32% to -36.40%
        2007                                46,530   12.09 to 13.55      $600,055     0.00%   0.95% to 1.40%    7.37% to 8.94%
        2006                                40,666   11.22 to 12.44      $483,891     0.00%   0.95% to 1.40%    7.88% to 9.03%
        2005                                23,375   10.40 to 11.41      $247,884     0.09%   0.95% to 1.40%    2.94% to 3.56%

   AIM Variable Insurance Funds
    Technology Fund
        2009                                90,840   8.83 to 13.88       $882,841     0.00%   0.95% to 1.40%   53.67% to 55.91%
        2008                                73,416    5.75 to 6.55       $455,864     0.00%   0.95% to 1.40%  -45.83% to -45.03%
        2007                                85,547   10.61 to 11.97      $961,984     0.00%   0.95% to 1.40%    5.14% to 6.68%
        2006                                26,981   10.09 to 11.34      $289,421     0.00%   0.95% to 1.40%    8.23% to 9.42%
        2005                                14,406   9.48 to 10.33       $139,987     0.00%   0.95% to 1.40%    0.11% to 1.21%

    Utilities Fund
        2009                                80,134   12.10 to 17.89    $1,224,229     3.90%   0.95% to 1.40%   11.14% to 13.84%
        2008                               116,301   10.74 to 15.87    $1,565,196     1.48%   0.95% to 1.40%  -34.59% to -33.00%
        2007                               303,759   16.20 to 24.30    $6,135,773     2.07%   0.95% to 1.40%   17.65% to 19.50%
        2006                               252,748   13.70 to 20.23    $4,339,663     3.79%   0.95% to 1.40%   22.49% to 24.24%
        2005                               218,949   11.14 to 16.60    $2,971,253     3.38%   0.95% to 1.40%   14.47% to 15.73%

    Financial Services Fund
        2009                               253,216    4.59 to 5.98     $1,374,884     2.08%   0.95% to 1.40%   23.23% to 26.22%
        2008                               583,292    3.68 to 4.77     $2,526,025     6.64%   0.95% to 1.40%  -60.79% to -59.83%
        2007                                95,694   9.25 to 11.78     $1,001,234     2.04%   0.95% to 1.40%  -24.34% to -22.96%
        2006                                84,044   12.14 to 14.34    $1,147,269     1.80%   0.95% to 1.40%   13.30% to 15.37%
        2005                                60,203   10.63 to 12.43      $723,185     1.43%   0.95% to 1.40%    3.40% to 4.91%

    Global Health Care Fund
        2009                               137,785   10.47 to 13.23    $1,581,165     0.40%   0.95% to 1.40%   24.65% to 26.47%
        2008                                98,289    8.40 to 9.33       $891,597     0.00%   0.95% to 1.40%  -30.32% to -29.30%
        2007                               124,466   12.05 to 13.25    $1,609,472     0.00%   0.95% to 1.40%    9.19% to 10.79%
        2006                               291,241   11.04 to 13.63    $3,414,611     0.00%   0.95% to 1.40%    2.79% to 4.22%
        2005                               197,687   10.74 to 13.17    $2,239,972     0.00%   0.95% to 1.40%    5.59% to 7.13%

    Basic Values Fund
        2009                                24,083    6.77 to 7.25       $169,843     2.07%   0.85% to 1.45%   42.51% to 44.89%
        2008                                 1,740    4.75 to 4.97         $8,510     0.05%   0.85% to 1.45%  -53.62% to -52.84%
        2007                                24,577   10.25 to 10.53      $258,682     0.69%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Global Real Estate Fund
        2009                                54,643    7.74 to 8.32       $433,573     0.00%   0.85% to 1.45%   26.97% to 29.08%
        2008                                11,958    6.17 to 6.45        $75,360     3.43%   0.85% to 1.45%  -46.42% to -45.58%
        2007                                27,052   11.54 to 11.89      $317,227    12.65%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    International Growth Fund
        2009                                49,466    8.93 to 9.67       $460,795     0.92%   0.85% to 1.45%   30.53% to 32.84%
        2008                                19,626    6.94 to 7.28       $139,997     0.25%   0.85% to 1.45%  -42.31% to -41.46%
        2007                                48,217   12.09 to 12.43      $594,141     0.67%   0.85% to 1.45%   12.00% to 12.68%
        2006                                 9,134   10.99 to 11.03      $100,464     1.76%   0.85% to 1.45%    9.90% to 10.30%

    Mid Cap Core Equity Fund
        2009                                18,068   9.46 to 10.11       $175,170     1.03%   0.85% to 1.45%   25.77% to 27.41%
        2008                                13,994    7.51 to 7.84       $107,545     1.08%   0.85% to 1.45%  -30.41% to -30.06%
        2007                                21,260   10.93 to 11.20      $235,811     0.10%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

   J.P. Morgan Series Trust II
    Bond Portfolio
        2009                               552,938   8.18 to 10.25     $5,314,582     6.36%   0.95% to 1.40%    1.70% to 3.86%
        2008                               612,246    8.04 to 9.87     $5,700,481     8.89%   0.95% to 1.40%  -18.49% to -16.75%
        2007                               598,326   9.87 to 11.86     $6,732,587     7.16%   0.95% to 1.40%    -1.14% to 0.36%
        2006                               563,408   10.14 to 11.81    $6,330,747     3.64%   0.95% to 1.40%    1.59% to 3.14%
        2005                               352,160   9.97 to 11.45     $3,847,233     2.71%   0.95% to 1.40%    0.38% to 1.84%

    Small Company Portfolio
        2009                                78,175   8.13 to 14.01       $843,217     0.69%   0.95% to 1.40%   18.66% to 21.42%
        2008                                70,506   6.84 to 11.65       $643,237     0.21%   0.95% to 1.40%  -34.17% to -32.63%
        2007                                91,537   10.39 to 17.47    $1,210,599     0.01%   0.95% to 1.40%   -8.70% to -6.57%
        2006                                93,749   11.38 to 19.13    $1,364,533     0.00%   0.95% to 1.40%   11.21% to 13.89%
        2005                                81,286   10.21 to 13.25    $1,046,207     0.00%   0.95% to 1.40%    0.72% to 2.44%

   Rydex Variable Trust
    Nova Fund
        2009                                26,471    7.19 to 8.04       $204,652     0.58%   0.95% to 1.40%   32.23% to 34.16%
        2008                                62,581    5.32 to 5.99       $365,183     0.24%   0.95% to 1.40%  -55.56% to -54.91%
        2007                               135,619   11.92 to 17.59    $1,777,904     2.04%   0.95% to 1.40%    -1.29% to 0.16%
        2006                                51,136   12.03 to 17.47      $668,932     1.49%   0.95% to 1.40%   16.88% to 18.17%
        2005                                33,937   10.29 to 11.23      $378,434     0.29%   0.95% to 1.40%    1.86% to 2.99%

    NASDAQ-100 Fund
        2009                                21,314   11.06 to 14.79      $262,149     0.00%   0.95% to 1.40%   48.40% to 50.56%
        2008                                22,053    7.12 to 9.92       $176,810     0.17%   0.95% to 1.40%  -43.30% to -42.46%
        2007                                15,565   12.65 to 14.55      $217,537     0.09%   0.95% to 1.40%   15.01% to 16.70%
        2006                                 9,955   10.96 to 12.47      $121,670     0.00%   0.95% to 1.40%    3.59% to 4.79%
        2005                                28,678   10.57 to 11.90      $330,607     0.00%   0.95% to 1.40%    -0.93% to 0.23%

    U.S. Gov't Money Market Fund
        2009                                79,752   8.89 to 10.41       $791,751     0.02%   0.85% to 1.45%   -3.34% to -0.89%
        2008                               230,093   9.16 to 10.50     $2,296,079     0.82%   0.85% to 1.45%    -2.30% to 0.18%
        2007                               145,770   9.33 to 10.48     $1,483,977     8.83%   0.85% to 1.45%    0.76% to 2.85%
        2006                               165,366   9.26 to 10.19     $1,658,965     3.57%   0.85% to 1.45%    1.79% to 2.83%
        2005                                31,496    9.51 to 9.91       $302,179     3.89%   0.95% to 1.40%    -0.05% to 1.05%

    Inverse S&P 500 Strategy Fund
        2009                               144,010    5.66 to 8.46       $973,618     0.00%   0.95% to 1.40%  -29.02% to -28.23%
        2008                               153,349   7.85 to 11.91     $1,441,637     0.73%   0.95% to 1.40%   36.21% to 37.93%
        2007                               182,056    5.76 to 8.73     $1,246,814     4.93%   0.95% to 1.40%   -1.38% to -0.13%
        2006                               157,517    5.84 to 8.12     $1,084,903     9.69%   0.95% to 1.40%   -9.21% to -8.38%
        2005                                82,799    6.57 to 8.91       $625,625     0.00%   0.95% to 1.40%   -2.29% to -1.71%

    Inverse NASDAQ-100 Strategy Fund
        2009                                79,390    3.82 to 6.72       $350,956     0.03%   0.95% to 1.40%  -41.27% to -40.65%
        2008                               353,019   6.40 to 12.09     $2,605,403     0.56%   0.95% to 1.40%   44.80% to 46.62%
        2007                               238,017    4.42 to 7.89     $1,214,853     3.21%   0.95% to 1.40%  -13.22% to -12.13%
        2006                               208,961    5.09 to 9.07     $1,218,459     7.25%   0.95% to 1.40%   -3.26% to -2.48%
        2005                               155,500    5.37 to 6.04       $930,436     0.00%   0.95% to 1.40%    -0.28% to 0.32%

    Inverse Government Long Bond Strategy Fund
        2009                                30,043    6.56 to 7.53       $206,205     0.00%   0.95% to 1.40%   16.99% to 18.28%
        2008                                11,145    5.60 to 6.43        $66,006     0.19%   0.95% to 1.40%  -31.63% to -30.87%
        2007                                76,040    8.15 to 9.40       $644,345     5.18%   0.95% to 1.40%   -6.46% to -5.42%
        2006                                61,292   8.46 to 10.05       $551,726     4.20%   0.95% to 1.40%    4.44% to 7.13%
        2005                                58,952    8.10 to 9.48       $493,205     0.00%   0.95% to 1.40%   -8.35% to -6.13%

    Sector Rotation Fund
        2009                                41,937   10.57 to 12.68      $508,417     0.03%   0.95% to 1.40%   24.71% to 26.09%
        2008                               229,673   8.47 to 10.06     $2,252,357     0.00%   0.95% to 1.40%  -42.03% to -41.30%
        2007                               136,715   14.59 to 17.13    $2,303,664     0.00%   0.95% to 1.40%   20.06% to 21.58%
        2006                               140,146   12.12 to 14.09    $1,947,239     0.00%   0.95% to 1.40%    9.50% to 10.34%
        2005                                11,086   12.63 to 12.77      $140,761     0.00%   0.95% to 1.40%   12.08% to 12.64%

    Government Long Bond 1.2x Strategy
        2009                                 7,784   10.11 to 10.81       $80,187     0.74%   0.95% to 1.40%   -32.90% to-32.19%
        2008                                91,737   15.05 to 15.94    $1,432,811     2.68%   0.95% to 1.40%   41.98% to 43.49%
        2007                                15,471   10.61 to 11.11      $166,732     7.61%   0.95% to 1.40%    7.59% to 8.73%
        2006                                 3,918   9.86 to 10.22        $39,663     2.87%   0.95% to 1.40%   -6.45% to -4.04%
        2005                                 3,858   10.54 to 10.65       $40,972     2.72%   0.95% to 1.40%    5.37% to 6.52%

    Dow 2x Strategy Fund
        2009                                     -         -                   $0     0.00%   0.85% to 1.45%          n/a
        2008                                     -         -                   $0     0.00%   0.85% to 1.45%          n/a
        2007                                 7,487   12.13 to 12.45       $92,271     0.00%   0.85% to 1.45%    6.11% to 6.44%
        2006                                10,619   11.56 to 11.65      $123,294     0.15%   0.85% to 1.45%   15.60% to 16.50%

    NASDAQ-100 2x Strategy Fund
        2009                                   204    7.23 to 7.23         $1,477     0.00%   0.85% to 1.45%          n/a
        2008                                   206    3.38 to 3.38           $694     0.00%   0.85% to 1.45%        -73.23%
        2007                                 4,920   12.56 to 12.83       $62,621     0.00%   0.85% to 1.45%   24.95% to 26.16%
        2006                                11,676   10.05 to 10.13      $117,882     0.08%   0.85% to 1.45%    0.50% to 1.30%

    S&P 500 2x Strategy Fund
        2009                                 1,336    4.93 to 4.93         $6,580     0.00%   0.85% to 1.45%        -42.73%
        2008                                 1,336    3.45 to 3.45         $4,611     0.00%   0.85% to 1.45%        -68.77%
        2007                                 7,343   10.98 to 11.26       $81,498     0.00%   0.85% to 1.45%   -2.31% to -0.88%
        2006                                 1,654   11.24 to 11.32       $18,607     1.80%   0.85% to 1.45%   12.40% to 13.20%

    Inverse Dow 2x Strategy Fund
        2009                                   444        6.47             $2,877     0.00%   0.85% to 1.45%          n/a
        2008                                   447       11.91             $5,287     0.00%   0.85% to 1.45%          n/a
        2007                               200,044    7.49 to 7.67     $1,499,992     0.00%   0.85% to 1.45%  -11.67% to -10.40%
        2006                               449,359    8.48 to 8.56     $3,811,981     2.95%   0.85% to 1.45%  -15.20% to -14.40%

   ProFunds VP
    Access VP High Yield Fund
        2009                               212,610   10.78 to 11.45    $2,338,651     6.18%   0.85% to 1.45%   13.52% to 14.03%
        2008                               170,541    9.46 to 9.76     $1,626,885    10.27%   0.85% to 1.45%   -7.56% to -7.01%
        2007                               132,117   10.23 to 10.36    $1,359,264     8.34%   0.85% to 1.45%         2.32%
        2006                                33,761   10.06 to 10.11      $340,470     2.16%   0.85% to 1.45%    0.60% to 1.10%

    Asia 30
        2009                               319,585   11.33 to 12.37    $3,857,475     0.78%   0.85% to 1.45%   49.42% to 52.21%
        2008                               343,564    7.74 to 8.13     $2,732,456     0.86%   0.85% to 1.45%  -52.36% to -51.46%
        2007                               150,329   16.24 to 16.74    $2,480,188     0.10%   0.85% to 1.45%   43.14% to 45.83%
        2006                                50,295   11.34 to 11.48      $576,421     0.01%   0.85% to 1.45%   13.40% to 14.80%

    Banks
        2009                                15,345    3.58 to 3.78        $56,946     7.38%   0.85% to 1.45%   -7.08% to -6.19%
        2008                                15,668    3.83 to 4.02        $61,364    25.00%   0.85% to 1.45%  -48.21% to -48.21%
        2007                                   874        7.55             $6,601     5.26%   0.85% to 1.45%        -33.71%
        2006                                   537       10.68             $5,728     0.01%   0.85% to 1.45%         6.80%

    Basic Materials
        2009                               210,561    9.02 to 9.85     $1,992,679     0.42%   0.85% to 1.45%   56.47% to 59.88%
        2008                                83,270    5.77 to 6.11       $493,004     0.89%   0.85% to 1.45%  -52.91% to -52.17%
        2007                                43,055   12.44 to 12.80      $539,535     0.12%   0.85% to 1.45%   28.17% to 28.69%
        2006                                 2,610    9.89 to 9.92        $25,826     0.00%   0.85% to 1.45%   -1.10% to -0.80%

    Bear
        2009                               126,631    8.41 to 9.24     $1,124,150     0.47%   0.85% to 1.45%  -30.49% to -28.98%
        2008                               123,355   12.17 to 12.88    $1,548,508     0.40%   0.85% to 1.45%   35.85% to 37.28%
        2007                                 6,311    9.14 to 9.30        $58,119     4.20%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Biotechnology
        2009                                15,930   9.56 to 10.19       $156,845     0.00%   0.85% to 1.45%    0.65% to 2.02%
        2008                                 8,918   9.54 to 10.02        $86,875     0.00%   0.85% to 1.45%    -0.88% to 0.42%
        2007                                 3,534    9.76 to 9.98        $34,638     0.00%   0.85% to 1.45%   -3.80% to -3.65%
        2006                                   138   10.15 to 10.16        $1,405     0.00%   0.85% to 1.45%    1.50% to 1.60%

    Bull
        2009                               519,948    7.65 to 8.31     $4,146,270     0.15%   0.85% to 1.45%   20.37% to 21.88%
        2008                                20,170    6.45 to 6.67       $132,884     0.00%   0.85% to 1.45%  -39.21% to -39.12%
        2007                                18,861   10.80 to 10.86      $204,524     0.14%   0.85% to 1.45%    0.83% to 0.98%
        2006                                39,957   10.71 to 10.79      $429,651     0.00%   0.85% to 1.45%    7.10% to 7.90%

    Consumer Goods
        2009                                 6,786   9.52 to 10.04        $65,359     1.38%   0.85% to 1.45%          n/a
        2008                                   446    8.04 to 8.22         $3,617    30.37%   0.85% to 1.45%          n/a
        2007                                   706   11.44 to 11.51        $8,087     0.59%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Consumer Services
        2009                                17,944    7.85 to 8.50       $145,921     0.00%   0.85% to 1.45%        27.51%
        2008                                   340    6.40 to 6.42         $2,185     0.00%   0.85% to 1.45%  -33.22% to -33.12%
        2007                                   317    9.58 to 9.60         $3,046     0.00%   0.85% to 1.45%  -10.70% to -10.57%
        2006                                   132   10.73 to 10.74        $1,405     0.00%   0.85% to 1.45%    7.30% to 7.40%

    Dow 30
        2009                                11,767    8.38 to 9.11       $101,032     1.48%   0.85% to 1.45%          n/a
        2008                                 4,573    7.61 to 7.83        $35,724     0.53%   0.85% to 1.45%          n/a
        2007                                 1,191       12.41            $14,782     0.07%   0.85% to 1.45%        10.41%
        2006                                 7,995   11.21 to 11.27       $89,881     0.00%   0.85% to 1.45%   12.10% to 12.70%

    Emerging Markets
        2009                               418,832    7.58 to 7.96     $3,280,242     0.09%   0.85% to 1.45%   58.11% to 59.86%
        2008                               134,420    4.90 to 4.96       $663,484     0.03%   0.85% to 1.45%  -51.09% to -51.09%
        2007                               118,105       10.08         $1,190,766     0.00%   0.85% to 1.45%          n/a

    Europe 30
        2009                                54,984    7.79 to 8.48       $449,017     4.38%   0.85% to 1.45%   28.06% to 30.26%
        2008                                 5,847    6.19 to 6.48        $37,067     2.28%   0.85% to 1.45%  -45.80% to -44.87%
        2007                                10,092   11.42 to 11.75      $116,830     7.48%   0.85% to 1.45%   11.01% to 12.81%
        2006                                 7,425   10.30 to 10.41       $77,028     0.04%   0.85% to 1.45%    3.00% to 4.10%

    Falling U.S. Dollar
        2009                                11,097    9.29 to 9.49       $103,909     1.06%   0.85% to 1.45%    1.12% to 1.37%
        2008                                33,122    9.17 to 9.28       $303,931     0.01%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Financials
        2009                                74,722    4.58 to 4.86       $346,750     2.40%   0.85% to 1.45%   11.66% to 13.41%
        2008                               136,516    4.09 to 4.28       $563,595     1.61%   0.85% to 1.45%  -52.06% to -51.89%
        2007                                65,277    8.54 to 8.71       $559,738     1.82%   0.85% to 1.45%        -21.32%
        2006                                 6,933   10.91 to 11.00       $75,657     0.00%   0.85% to 1.45%    9.10% to 10.00%

    Health Care
        2009                               133,041    9.38 to 9.78     $1,255,925     0.63%   0.85% to 1.45%   16.08% to 17.42%
        2008                               161,382    7.92 to 8.42     $1,308,798     0.32%   0.85% to 1.45%  -26.61% to -26.36%
        2007                               100,227   10.91 to 11.24    $1,103,880     0.00%   0.85% to 1.45%         3.67%
        2006                                 7,016   10.63 to 10.69       $74,635     0.00%   0.85% to 1.45%    6.30% to 6.90%

    Industrials
        2009                                19,078    7.31 to 7.91       $144,527     0.66%   0.85% to 1.45%   20.31% to 21.82%
        2008                                 3,186    6.21 to 6.42        $19,828     0.28%   0.85% to 1.45%  -42.31% to -41.58%
        2007                                 3,516   10.77 to 11.08       $38,054     0.00%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    International
        2009                                 2,575    6.36 to 6.51        $16,690     0.04%   0.85% to 1.45%          n/a
        2008                                 2,283    5.25 to 5.34        $12,099    28.31%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Internet
        2009                                35,335   9.69 to 10.39       $355,848     0.00%   0.85% to 1.45%   71.70% to 73.68%
        2008                                20,420    5.64 to 5.82       $115,647     0.00%   0.85% to 1.45%  -46.52% to -45.95%
        2007                                17,586   10.58 to 10.89      $186,420     1.62%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Japan
        2009                                35,331    5.63 to 5.85       $202,206     1.26%   0.85% to 1.45%         8.25%
        2008                                65,161    4.88 to 5.29       $344,642    10.78%   0.85% to 1.45%        -41.96%
        2007                                20,635    9.11 to 9.16       $188,086    20.73%   0.85% to 1.45%  -11.81% to -11.50%
        2006                                15,982   10.25 to 10.36      $165,495     0.00%   0.85% to 1.45%    2.50% to 3.60%

    Large-Cap Growth
        2009                                27,406    8.46 to 9.14       $242,991     0.00%   0.85% to 1.45%   25.52% to 27.42%
        2008                                46,257    6.79 to 7.07       $324,839     0.00%   0.85% to 1.45%  -37.27% to -36.67%
        2007                                46,285   10.90 to 11.21      $514,296     0.00%   0.85% to 1.45%         4.88%
        2006                                 2,895       10.62            $30,738     0.00%   0.85% to 1.45%         6.20%

    Large-Cap Value
        2009                                 9,387    7.07 to 7.46        $68,585     0.15%   0.85% to 1.45%   17.04% to 17.33%
        2008                                37,790    6.20 to 6.26       $235,542     1.33%   0.85% to 1.45%  -41.68% to -41.53%
        2007                                 8,203   10.66 to 10.75       $87,644     0.43%   0.85% to 1.45%   -1.80% to -1.40%
        2006                                26,930   10.81 to 10.91      $292,871     0.00%   0.85% to 1.45%    8.10% to 9.10%

    Mid-Cap
        2009                               110,587    7.68 to 7.97       $868,706     0.00%   0.85% to 1.45%          n/a
        2008                                 1,025    6.00 to 6.00         $6,152     1.01%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Mid-Cap Growth
        2009                                75,328    8.24 to 8.85       $649,763     0.00%   0.85% to 1.45%   34.10% to 35.71%
        2008                                 8,137    6.18 to 6.38        $51,504     0.00%   0.85% to 1.45%  -40.12% to -39.97%
        2007                                71,363   10.38 to 10.71      $752,104     0.00%   0.85% to 1.45%    9.36% to 9.52%
        2006                                 2,318    9.67 to 9.68        $22,439     0.00%   0.85% to 1.45%   -3.30% to -3.20%

    Mid-Cap Value
        2009                                21,898    7.57 to 8.17       $173,569     1.23%   0.85% to 1.45%   26.62% to 28.41%
        2008                                12,651    5.99 to 6.22        $77,820     0.00%   0.85% to 1.45%  -38.34% to -37.56%
        2007                                24,955   9.73 to 10.01       $247,603     1.86%   0.85% to 1.45%   -2.18% to -1.04%
        2006                                 3,903   9.96 to 10.04        $39,179     0.04%   0.85% to 1.45%    -0.40% to 0.40%

    Money Market
        2009                             3,131,362   9.32 to 10.24    $30,776,897     0.04%   0.85% to 1.45%   -3.60% to -1.26%
        2008                             3,644,923   9.73 to 10.37    $36,756,488     0.47%   0.85% to 1.45%   -2.69% to -0.47%
        2007                             1,181,204   10.03 to 10.42   $12,092,204     6.23%   0.85% to 1.45%    0.17% to 2.31%
        2006                                99,346   10.03 to 10.17    $1,002,360     3.25%   0.85% to 1.45%    0.30% to 1.70%

    Oil & Gas
        2009                               273,281    8.87 to 9.62     $2,486,236     0.00%   0.85% to 1.45%   11.58% to 13.72%
        2008                               179,185    6.78 to 8.38     $1,449,233     0.00%   0.85% to 1.45%  -38.97% to -37.92%
        2007                               167,537   13.13 to 13.50    $2,224,050     0.00%   0.85% to 1.45%   28.93% to 29.97%
        2006                                 5,479   10.28 to 10.33       $56,387     0.00%   0.85% to 1.45%    2.80% to 3.30%

    NASDAQ-100
        2009                               358,797   9.25 to 10.14     $3,472,874     0.00%   0.85% to 1.45%   47.15% to 49.00%
        2008                                17,227    6.41 to 6.63       $111,549     0.00%   0.85% to 1.45%        -44.25%
        2007                                13,106   11.55 to 11.85      $151,767     0.00%   0.85% to 1.45%        15.34%
        2006                                 5,715   10.16 to 10.21       $58,096     0.00%   0.85% to 1.45%    1.60% to 2.10%

    Pharmaceuticals
        2009                                 7,417    9.44 to 9.94        $73,029     1.69%   0.85% to 1.45%   14.52% to 14.70%
        2008                                 1,160    8.61 to 8.65        $10,002     1.52%   0.85% to 1.45%  -21.15% to -21.03%
        2007                                 1,287   10.92 to 10.95       $14,064     2.96%   0.85% to 1.45%         0.38%
        2006                                   223       10.91             $2,437     0.01%   0.85% to 1.45%         9.10%

    Precious Metals
        2009                               320,379    8.77 to 9.57     $2,934,499     1.08%   0.85% to 1.45%   30.86% to 33.25%
        2008                               114,794    6.78 to 7.12       $796,192     3.33%   0.85% to 1.45%  -32.88% to -31.83%
        2007                                92,297   10.18 to 10.44      $953,254     1.84%   0.85% to 1.45%   19.24% to 20.14%
        2006                                 6,556    8.60 to 8.64        $56,464     0.00%   0.85% to 1.45%  -14.00% to -13.60%

    Real Estate
        2009                                97,817    6.38 to 6.97       $646,329    10.60%   0.85% to 1.45%   23.99% to 25.49%
        2008                                 2,068    5.43 to 5.26        $11,083     0.00%   0.85% to 1.45%  -43.06% to -42.37%
        2007                                15,376    9.21 to 9.42       $142,186     1.79%   0.85% to 1.45%   -21.81 to -21.13%
        2006                                11,739   11.87 to 11.95      $139,592     1.09%   0.85% to 1.45%    18.70 to 19.50%

    Rising Rates Opportunity
        2009                               221,982    6.40 to 6.94     $1,487,884     0.31%   0.85% to 1.45%   28.41% to 29.70%
        2008                                15,745    5.03 to 5.23        $81,177     3.69%   0.85% to 1.45%  -39.97% to -39.14%
        2007                                 7,056    8.41 to 8.65        $60,495    64.55%   0.85% to 1.45%   -7.04% to -6.66%
        2006                                 2,270    9.25 to 9.27        $20,989     0.03%   0.85% to 1.45%   -7.50% to -7.30%

    Semiconductor
        2009                               241,377    7.04 to 7.69     $1,785,948     0.00%   0.85% to 1.45%          n/a
        2008                                   176        4.64               $816     0.00%   0.85% to 1.45%          n/a
        2007                                   172        9.48             $1,633     0.00%   0.85% to 1.45%         4.81%
        2006                                 4,950    9.02 to 9.06        $44,681     0.00%   0.85% to 1.45%   -9.80% to -9.40%

    Short Dow 30
        2009                                 2,802    7.65 to 8.17        $22,342     0.00%   0.85% to 1.45%        -27.42%
        2008                                 4,182   10.67 to 11.02       $45,384     0.44%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Short Emerging Markets
        2009                                 4,499    6.27 to 6.37        $28,600     0.00%   0.85% to 1.45%        -50.11%
        2008                                   183   12.70 to 12.70        $2,322     0.16%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Short International
        2009                                20,401    9.31 to 9.59       $191,873     0.00%   0.85% to 1.45%  -32.17% to -32.00%
        2008                                 1,134   13.72 to 13.76       $15,593     0.02%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Short Mid-Cap
        2009                                69,524    7.42 to 8.14       $542,722     0.89%   0.85% to 1.45%  -37.68% to -36.39%
        2008                                50,054   12.01 to 12.69      $614,579     0.11%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Short NASDAQ-100
        2009                                92,336    6.72 to 7.38       $653,427     1.27%   0.85% to 1.45%  -42.76% to -41.57%
        2008                                64,964   11.86 to 12.52      $787,309     0.32%   0.85% to 1.45%   44.50% to 44.72%
        2007                                18,685    8.45 to 8.62       $160,943     3.48%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Short Small-Cap
        2009                               205,275    7.54 to 8.28     $1,622,914     1.10%   0.85% to 1.45%  -34.77% to -33.41%
        2008                                76,750   11.66 to 12.32      $914,786     0.40%   0.85% to 1.45%        20.83%
        2007                                   764        9.90             $7,560     4.16%   0.85% to 1.45%         1.78%
        2006                                 5,483    9.73 to 9.80        $53,546     0.00%   0.85% to 1.45%   -2.70% to -2.00%

    Small-Cap
        2009                               169,877    7.13 to 7.74     $1,281,454     0.00%   0.85% to 1.45%   21.98% to 23.82%
        2008                                 9,677    5.89 to 6.13        $58,323     0.51%   0.85% to 1.45%  -36.69% to -36.56%
        2007                                 3,000    9.53 to 9.71        $28,846     0.12%   0.85% to 1.45%   -4.79% to -4.16%
        2006                                85,977   9.97 to 10.07       $861,558     0.00%   0.85% to 1.45%    -0.30% to 0.70%

    Small-Cap Growth
        2009                                71,490    7.48 to 8.15       $553,261     0.00%   0.85% to 1.45%   22.13% to 23.61%
        2008                                 3,180    6.21 to 6.42        $20,161     0.00%   0.85% to 1.45%        -35.83%
        2007                                14,157   9.77 to 10.01       $140,143     0.00%   0.85% to 1.45%        -1.83%
        2006                                   359        9.73             $3,498     0.00%   0.85% to 1.45%        -2.70%

    Small-Cap Value
        2009                                 6,385    7.03 to 7.56        $46,931     0.32%   0.85% to 1.45%   16.49% to 18.02%
        2008                                18,045    5.82 to 6.30       $112,531     0.00%   0.85% to 1.45%  -32.91% to -32.06%
        2007                                 6,005    9.08 to 9.29        $55,558     0.00%   0.85% to 1.45%   -10.12% to -9.02%
        2006                                10,525   10.12 to 10.20      $107,255     0.00%   0.85% to 1.45%    1.20% to 2.00%

    Technology
        2009                               170,332   9.41 to 10.27     $1,673,080     0.00%   0.85% to 1.45%   56.50% to 58.47%
        2008                               109,427    6.35 to 6.14       $677,277     0.00%   0.85% to 1.45%  -46.06% to -45.38%
        2007                                74,806   11.39 to 11.72      $856,280     0.00%   0.85% to 1.45%   11.29% to 12.26%
        2006                                 6,585   10.29 to 10.38       $67,807     0.00%   0.85% to 1.45%    2.90% to 3.80%

    Telecommunications
        2009                               198,659    7.95 to 8.68     $1,658,628     0.33%   0.85% to 1.45%    3.42% to 5.46%
        2008                                13,244    7.71 to 8.13       $105,624     9.47%   0.85% to 1.45%  -36.37% to -35.92%
        2007                                 3,528   12.35 to 12.57       $44,174     0.81%   0.85% to 1.45%   12.35% to 12.57%
        2006                                 4,786   11.76 to 11.86       $56,344     0.01%   0.85% to 1.45%   17.60% to 18.60%

    U.S. Government Plus
        2009                                18,971   10.93 to 11.47      $214,117     0.03%   0.85% to 1.45%  -34.28% to -33.92%
        2008                                16,795   16.90 to 17.54      $290,233     1.21%   0.85% to 1.45%   46.84% to 47.43%
        2007                                 5,126   11.82 to 11.90       $60,715     2.74%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    UltraBull
        2009                             1,078,940    4.73 to 5.18     $5,360,014     0.89%   0.85% to 1.45%   41.07% to 42.63%
        2008                                19,004    3.52 to 3.62        $67,527     3.40%   0.85% to 1.45%  -68.19% to -67.85%
        2007                                26,414   11.04 to 11.28      $293,661     0.79%   0.85% to 1.45%   -1.60% to -0.71%
        2006                                12,179   11.25 to 11.31      $137,179     0.00%   0.85% to 1.45%   12.50% to 13.10%

    UltraMid-Cap
        2009                               102,960    4.88 to 5.22       $513,082     0.15%   0.85% to 1.45%   61.45% to 63.48%
        2008                                68,807    2.69 to 3.19       $214,672     2.63%   0.85% to 1.45%  -68.29% to -67.90%
        2007                                30,158    9.65 to 9.93       $295,434     2.52%   0.85% to 1.45%    2.82% to 4.12%
        2006                                95,330    9.36 to 9.47       $897,937     0.00%   0.85% to 1.45%   -6.40% to -5.30%

    UltraNASDAQ-100
        2009                               391,866    6.84 to 7.50     $2,828,106     0.00%   0.85% to 1.45%  111.81% to 116.52%
        2008                               494,338    3.26 to 3.46     $1,666,194     0.00%   0.85% to 1.45%  -73.55% to -73.10%
        2007                               173,463   12.46 to 12.87    $2,200,943     0.00%   0.85% to 1.45%        25.74%
        2006                                 1,805       10.10            $18,224     0.00%   0.85% to 1.45%         1.00%

    UltraShort Dow 30
        2009                                57,058    7.01 to 7.32       $404,663     0.11%   0.85% to 1.45%        -47.02%
        2008                                 6,611   13.40 to 13.69       $89,831    11.37%   0.85% to 1.45%          n/a
        2007                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    UltraShort NASDAQ-100
        2009                                53,528    5.97 to 6.19       $327,089     0.46%   0.85% to 1.45%  -65.08% to -64.97%
        2008                                27,850   17.36 to 17.59      $485,785     2.47%   0.85% to 1.45%          n/a
        2007                                   833        9.80             $8,165     0.00%   0.85% to 1.45%          n/a

    UltraSmall-Cap
        2009                                63,475    3.68 to 3.94       $241,258     0.29%   0.85% to 1.45%   36.37% to 38.23%
        2008                                80,726    2.70 to 2.86       $225,087     0.99%   0.85% to 1.45%  -67.11% to -66.63%
        2007                                35,465    8.36 to 8.57       $299,996     0.47%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    Utilities
        2009                                24,366    9.47 to 9.95       $238,605     3.65%   0.85% to 1.45%    7.36% to 8.76%
        2008                                 7,762    8.82 to 9.23        $69,402     8.09%   0.85% to 1.45%  -32.82% to -31.66%
        2007                                11,379   13.13 to 13.51      $150,868     0.47%   0.85% to 1.45%   12.53% to 13.61%
        2006                                46,487   11.72 to 11.82      $545,070     0.00%   0.85% to 1.45%   17.20% to 18.20%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
        2009                               536,922   10.78 to 39.86   $16,440,870     0.24%   0.85% to 1.45%   51.74% to 56.05%
        2008                               476,308   7.15 to 25.72     $9,533,690     0.38%   0.85% to 1.45%  -48.02% to -46.64%
        2007                               528,838   13.80 to 48.54   $20,156,629     0.10%   0.85% to 1.45%   40.76% to 43.98%
        2006                               394,139   9.86 to 33.95    $11,138,867     0.06%   0.85% to 1.45%   -1.40% to 23.33%
        2005                               277,847   13.55 to 27.72    $6,443,636     0.16%   0.95% to 1.40%   48.61% to 50.24%

    Worldwide Emerging Markets Fund
        2009                               324,446   15.89 to 33.62    $8,612,330     0.07%   0.95% to 1.40%  106.16% to 111.16%
        2008                               170,422   7.61 to 15.74     $2,158,848     0.00%   0.95% to 1.40%  -65.95% to -65.11%
        2007                               238,513   22.03 to 46.28    $8,978,925     0.39%   0.95% to 1.40%   33.06% to 36.31%
        2006                               273,734   16.34 to 34.19    $7,680,258     0.37%   0.95% to 1.40%   36.22% to 38.20%
        2005                                89,776   11.95 to 24.92    $1,851,439     0.42%   0.95% to 1.40%   29.33% to 30.75%

    Worldwide Bond Fund
        2009                               105,610   11.43 to 15.86    $1,583,454     2.32%   0.95% to 1.40%    3.83% to 4.98%
        2008                                62,748   11.00 to 15.11      $873,368     8.48%   0.95% to 1.40%    1.50% to 2.63%
        2007                                34,174   10.83 to 14.72      $474,634     4.86%   0.95% to 1.40%    7.47% to 8.67%
        2006                                28,977   10.07 to 13.55      $362,344     6.62%   0.95% to 1.40%    4.35% to 5.53%
        2005                                21,599   9.67 to 12.84       $269,269     5.99%   0.95% to 1.40%   -4.99% to -3.95%

    Worldwide Real Estate Fund
        2009                                     -         -                   $0     0.00%   0.95% to 1.40%          n/a
        2008                               199,002   5.06 to 12.74     $1,435,883     5.57%   0.95% to 1.40%  -56.61% to -55.54%
        2007                               183,261   11.44 to 28.65    $3,480,080     0.99%   0.95% to 1.40%   -2.45% to -0.07%
        2006                               125,028   11.50 to 28.67    $2,673,648     1.14%   0.95% to 1.40%   28.15% to 25.15%
        2005                                87,065   12.01 to 22.11    $1,822,059     2.00%   0.95% to 1.40%   18.56% to 19.87%

   Janus Aspen Series
    Growth and Income Portfolio
        2009                                23,509   9.79 to 13.77       $309,512     0.80%   0.95% to 1.40%   35.98% to 37.97%
        2008                                30,073    7.17 to 9.98       $287,516     0.79%   0.95% to 1.40%  -42.57% to -41.73%
        2007                                40,934   12.44 to 17.12      $672,799     0.00%   0.95% to 1.40%    6.16% to 7.72%
        2006                                32,765   11.67 to 15.90      $501,607     2.07%   0.95% to 1.40%    5.90% to 7.07%
        2005                                19,694   11.02 to 14.85      $287,883     0.71%   0.95% to 1.40%   10.06% to 11.27%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2009                             2,896,668   11.63 to 13.88   $38,169,100     4.94%   0.85% to 1.45%    9.95% to 12.96%
        2008                             2,968,051   10.57 to 12.29   $34,987,198     4.66%   0.85% to 1.45%    1.08% to 3.80%
        2007                             2,778,423   10.46 to 11.84   $31,782,014     5.12%   0.85% to 1.45%    4.88% to 7.71%
        2006                             2,349,280   9.97 to 10.99    $25,087,201     4.46%   0.85% to 1.45%    0.20% to 2.90%
        2005                             1,423,526   9.93 to 10.68    $14,845,904     3.60%   0.95% to 1.40%    0.02% to 1.48%

    Low Duration Portfolio
        2009                             1,060,821   10.25 to 12.24   $12,158,287     1.64%   0.85% to 1.45%    9.31% to 12.25%
        2008                               215,399   9.38 to 10.90     $2,251,914     5.50%   0.85% to 1.45%   -3.95% to -1.36%
        2007                               119,635   9.77 to 11.05     $1,283,734     4.81%   0.85% to 1.45%    3.54% to 6.34%
        2006                                74,616   9.43 to 10.39       $758,175     3.83%   0.85% to 1.45%    0.32% to 2.97%
        2005                                74,785   9.40 to 10.09       $743,875     2.85%   0.95% to 1.40%    -1.03% to 0.06%

    High Yield Portfolio
        2009                             1,258,883   10.28 to 14.22   $15,371,046     7.52%   0.85% to 1.45%   35.04% to 38.94%
        2008                               593,773   7.61 to 10.24     $5,456,913     7.52%   0.85% to 1.45%  -26.04% to -24.24%
        2007                               510,428   10.43 to 13.51    $6,565,689     7.48%   0.85% to 1.45%    0.07% to 2.52%
        2006                               370,875   10.72 to 13.18    $4,747,553     6.64%   0.85% to 1.45%    5.51% to 8.03%
        2005                               235,670   10.10 to 12.20    $2,811,545     6.20%   0.95% to 1.40%    0.69% to 3.13%

    Real Return Portfolio
        2009                               629,988   10.95 to 13.53    $7,976,259     2.81%   0.85% to 1.45%   14.18% to 17.24%
        2008                               369,693   9.57 to 11.54     $3,985,026     5.88%   0.85% to 1.45%   -10.11% to -7.91%
        2007                               288,934   10.78 to 12.53    $3,493,905     4.69%   0.85% to 1.45%    6.97% to 9.58%
        2006                               245,471   9.94 to 11.44     $2,744,513     4.11%   0.85% to 1.45%   -2.60% to -0.26%
        2005                               214,050   10.07 to 11.47    $2,409,086     2.77%   0.95% to 1.40%    0.02% to 1.13%

    All Asset Portfolio
        2009                                80,190   10.71 to 11.50      $893,702     2.25%   0.85% to 1.45%   13.23% to 14.76%
        2008                                76,942    9.14 to 9.57       $753,352     8.63%   0.85% to 1.45%  -17.53% to -17.53%
        2007                                   931       11.48            $10,693     7.45%   0.85% to 1.45%          n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2009                               339,009    6.14 to 8.12     $2,650,161     1.12%   0.85% to 1.45%   23.53% to 26.47%
        2008                               363,402    5.04 to 6.42     $2,251,894     0.70%   0.85% to 1.45%  -36.14% to -34.65%
        2007                               369,447    8.15 to 9.83     $3,526,618     1.06%   0.85% to 1.45%  -19.17% to -17.28%
        2006                               260,126   9.90 to 11.88     $3,021,598     1.29%   0.85% to 1.45%    8.75% to 11.13%
        2005                               125,686   10.07 to 10.69    $1,330,567     0.45%   0.95% to 1.40%    4.00% to 6.86%

    Growth and Income Fund
        2009                                40,242    8.96 to 9.65       $382,326     1.66%   0.95% to 1.40%   15.98% to 17.20%
        2008                                43,479    7.73 to 8.23       $352,852     2.07%   0.95% to 1.40%  -35.92% to -35.14%
        2007                                45,450   12.04 to 12.69      $571,961     1.94%   0.95% to 1.40%    -0.53% to 0.53%
        2006                                41,128   12.10 to 12.63      $516,031     1.88%   0.95% to 1.40%   20.16% to 21.56%
        2005                                20,851   10.07 to 10.39      $216,287     1.78%   0.95% to 1.40%    3.57% to 3.93%

    Mid Cap Value Fund
        2009                               285,700   9.21 to 10.97     $3,038,668     2.02%   0.95% to 1.40%   28.96% to 31.89%
        2008                               210,711    7.11 to 8.32     $1,713,790     1.34%   0.95% to 1.40%  -38.77% to -37.65%
        2007                               160,330   12.47 to 13.34    $2,104,830     1.22%   0.95% to 1.40%    0.74% to 2.22%
        2006                                52,003   12.33 to 13.06      $670,680     1.39%   0.95% to 1.40%   13.85% to 15.17%
        2005                                18,194   10.83 to 11.31      $202,882     0.71%   0.95% to 1.40%   12.46% to 13.40%

   Neuberger Berman Advisors Management Trust
    SmallCap Growth Portfolio
        2009                                63,556    7.38 to 7.80       $487,815     0.00%   0.95% to 1.40%   20.68% to 21.59%
        2008                                17,149    6.22 to 6.41       $108,804     0.00%   0.95% to 1.40%  -40.50% to -40.05%
        2007                                20,560   10.46 to 10.70      $217,365     0.00%   0.95% to 1.40%   -1.19% to -0.44%
        2006                                20,730   10.51 to 10.74      $220,995     0.00%   0.95% to 1.40%    3.52% to 4.17%
        2005                                17,612   10.21 to 10.31      $183,670     0.37%   0.95% to 1.40%    2.09% to 3.05%

    Mid-Cap Growth Portfolio
        2009                                51,687   10.61 to 11.41      $580,166     0.00%   0.95% to 1.40%   28.23% to 30.10%
        2008                               157,314    8.27 to 8.77     $1,362,686     0.00%   0.95% to 1.40%  -44.86% to -44.05%
        2007                                94,100   14.96 to 15.67    $1,460,282     0.00%   0.95% to 1.40%   19.29% to 21.04%
        2006                                20,875   12.49 to 12.95      $268,275     0.00%   0.95% to 1.40%   12.22% to 13.70%
        2005                                 3,139   11.13 to 11.39       $35,486     0.00%   0.95% to 1.40%   13.49% to 13.89%

    Regency Portfolio
        2009                                13,231    9.14 to 9.85       $126,506     5.44%   0.95% to 1.40%   43.59% to 45.17%
        2008                               112,950    5.54 to 6.79       $746,416     0.08%   0.95% to 1.40%  -47.11% to -46.33%
        2007                               172,535   10.37 to 12.65    $2,132,570     0.13%   0.95% to 1.40%    0.84% to 2.32%
        2006                                15,041   10.18 to 12.36      $182,975     1.57%   0.95% to 1.40%    8.92% to 10.16%
        2005                                 7,035   11.10 to 11.22       $81,016     0.07%   0.95% to 1.40%   11.03% to 12.24%

   Premier VIT
    NACM Small Cap Portfolio
        2009                               101,920    7.47 to 8.27       $805,818     0.04%   0.95% to 1.40%   12.44% to 14.48%
        2008                                52,274    5.95 to 7.14       $362,367     0.00%   0.95% to 1.40%  -43.03% to -42.19%
        2007                                26,701   10.33 to 12.44      $312,404     0.00%   0.95% to 1.40%   -1.82% to -0.38%
        2006                                22,835   10.41 to 12.62      $250,243     0.00%   0.95% to 1.40%   21.70% to 23.26%
        2005                                   867    9.54 to 9.55         $8,790     0.00%   0.95% to 1.40%    0.53% to 0.63%

    OpCap Renaissance Portfolio
        2009                                     -         -                   $0     n/a     0.95% to 1.40%          n/a
        2008                                     -         -                   $0     1.42%   0.95% to 1.40%          n/a
        2007                                 1,103   10.87 to 11.04       $12,103     0.02%   0.95% to 1.40%    4.52% to 5.05%
        2006                               212,871   10.30 to 10.80    $2,230,227     0.01%   0.95% to 1.40%    8.99% to 10.58%
        2005                                 3,085   10.05 to 10.37       $29,448     0.00%   0.95% to 1.40%   -4.62% to -4.53%

   Credit Suisse Trust
    International Equity Flex II Portfolio
        2009                                 2,939    5.92 to 6.29        $18,030     1.32%   0.85% to 1.45%   27.17% to 29.29%
        2008                                 8,878    4.65 to 4.86        $42,398     3.65%   0.85% to 1.45%  -48.65% to -47.79%
        2007                                 4,884    9.03 to 9.38        $45,218     0.00%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    U.S. Equity Flex II Portfolio
        2009                                13,715    8.32 to 8.92       $119,844     5.98%   0.85% to 1.45%   26.14% to 27.79%
        2008                                10,749    6.74 to 6.98        $74,494     3.00%   0.85% to 1.45%  -37.74% to -37.33%
        2007                                11,248   10.92 to 11.14      $124,730     1.37%   0.85% to 1.45%   -0.39% to -0.19%
        2006                                12,031   11.12 to 11.16      $133,890     0.10%   0.85% to 1.45%   11.20% to 11.60%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2009                                11,367    9.08 to 9.84       $105,247     0.93%   0.85% to 1.45%   17.91% to 19.63%
        2008                                 9,316    7.70 to 8.06        $73,646     2.11%   0.85% to 1.45%  -32.22% to -31.08%
        2007                                 7,692   11.36 to 11.75       $89,543     1.64%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    International Value Portfolio
        2009                                11,853    7.99 to 8.64        $98,657     2.02%   0.85% to 1.45%   26.41% to 28.20%
        2008                                13,696    6.37 to 6.68        $89,666     2.36%   0.85% to 1.45%  -39.46% to -38.45%
        2007                                22,091   10.55 to 10.85      $237,667     0.41%   0.85% to 1.45%    1.70% to 1.86%
        2006                                 3,756   10.56 to 10.57       $39,687     0.00%   0.85% to 1.45%    5.60% to 5.70%

   Direxion Insurance Trust
    Managed Bond Fund
        2009                                     -         -                   $0    51.67%   0.85% to 1.45%          n/a
        2008                                66,521   9.83 to 10.07       $658,616     4.34%   0.85% to 1.45%    -0.10% to 0.75%
        2007                                73,715   9.82 to 10.08       $730,031     2.40%   0.85% to 1.45%   -1.87% to -0.78%
        2006                                 8,160   10.06 to 10.14       $82,642     0.47%   0.85% to 1.45%    0.60% to 1.40%

    All-Cap Equity Fund
        2009                                     -         -                   $0     0.00%   0.85% to 1.45%          n/a
        2008                               101,638    6.92 to 7.09       $706,488     0.00%   0.85% to 1.45%  -24.96% to -24.32%
        2007                               220,319    9.69 to 9.95     $2,156,412     0.47%   0.85% to 1.45%    0.00% to 1.12%
        2006                                44,013    9.74 to 9.81       $430,616     0.03%   0.85% to 1.45%   -2.60% to -1.90%

    HY Bond Fund
        2009                                 5,311    8.95 to 9.31        $48,543     2.04%   0.85% to 1.45%    7.10% to 7.75%
        2008                               127,858    8.24 to 8.73     $1,094,039     0.67%   0.85% to 1.45%  -12.21% to -11.37%
        2007                                47,580    9.69 to 9.85       $464,137     3.24%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

   Van Kampen Life Investment Trust
    Growth and Income Portfolio
        2009                                22,875    8.42 to 9.02       $195,824     2.01%   0.85% to 1.45%   20.08% to 21.47%
        2008                                11,222    7.01 to 7.23        $79,445     1.93%   0.85% to 1.45%  -34.36% to -33.86%
        2007                                 5,355   10.70 to 10.84       $57,681     1.91%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

   Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2009                                14,068   11.31 to 12.15      $164,309    10.64%   0.85% to 1.45%   27.35% to 27.54%
        2008                                 1,634    9.28 to 9.32        $15,211     2.73%   0.85% to 1.45%  -16.79% to -16.67%
        2007                                12,845   11.15 to 11.26      $143,678     9.00%   0.85% to 1.45%    4.12% to 4.28%
        2006                                 1,780   10.71 to 10.72       $19,084     0.00%   0.85% to 1.45%    7.10% to 7.20%

    Emerging Markets Equity Portfolio
        2009                               224,025   10.13 to 11.04    $2,354,465     0.00%   0.85% to 1.45%   64.60% to 67.50%
        2008                                27,199    6.23 to 6.53       $174,359     0.00%   0.85% to 1.45%  -58.11% to -57.41%
        2007                                24,876   14.92 to 15.37      $376,592     0.62%   0.85% to 1.45%   37.46% to 38.29%
        2006                                19,866   11.04 to 11.11      $220,426     0.02%   0.85% to 1.45%   10.40% to 11.10%

    Mid Cap Growth Portfolio
        2009                                28,965    8.97 to 9.76       $268,742     0.00%   0.85% to 1.45%   52.26% to 54.10%
        2008                                 9,000    5.98 to 6.18        $54,675     3.68%   0.85% to 1.45%  -48.50% to -47.90%
        2007                                20,574   11.64 to 11.97      $244,319     0.00%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    U.S. Mid Cap Value Portfolio
        2009                                12,453    8.44 to 9.02       $108,022     0.00%   0.85% to 1.45%   34.71% to 35.25%
        2008                                   588    6.37 to 6.44         $3,762     3.01%   0.85% to 1.45%          n/a
        2007                                 1,457   11.28 to 11.49       $16,485     0.42%   0.85% to 1.45%          n/a
        2006                                     -         -                   $0     n/a     0.85% to 1.45%          n/a

    U.S. Real Estate Portfolio
        2009                                 2,210    7.31 to 7.66        $16,730     2.12%   0.85% to 1.45%   24.32% to 25.95%
        2008                                 3,321    5.88 to 6.08        $19,894     1.41%   0.85% to 1.45%  -40.02% to -39.29%
        2007                                13,796   9.82 to 10.10       $138,157     0.83%   0.85% to 1.45%   -19.04% to 18.92%
        2006                                 8,191   12.29 to 12.36      $100,767     0.00%   0.85% to 1.45%   22.90% to 23.60%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2009                             1,616,425    8.79 to 9.27    $14,988,870     0.00%   0.85% to 1.45%   19.06% to 19.17%
        2008                             1,739,883    7.69 to 7.78    $13,528,700     0.41%   0.85% to 1.45%  -19.62% to -19.06%
        2007                             1,707,612    9.57 to 9.61    $16,411,138     0.00%   0.85% to 1.45%   -4.30% to -3.90%

    Chariot Absolute Return Currency Portfolio
        2009                             1,751,489    9.71 to 9.82    $17,095,601     0.00%   0.85% to 1.45%          n/a

        *       The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

        **      The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***     The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.
Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

Financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C  (3)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (6)

        (b)  Registered Representative Contract  (16)

(4)  (a)     Form of Flexible Premium Deferred Variable Annuity Contract (6)

        (b)   Form of the Bonus Credit Rider (12)

        (c)   Form of the Surrender Charge Rider (12)

        (d)   Form of the Minimum Premium Rider (12)

        (e)   Form of the Guaranteed Minimum Death Benefit Rider (12)

        (f)    Form of the Higher Education Rider (12)

        (g)   Form of the Estate Planning Rider (12)

        (h)   Form of the Charitable Remainder Trust Endorsement (12)

        (i)    Form of the Guaranteed Minimum Withdrawal Benefit Rider (10)

        (j)    Form of the Guaranteed Income 5 Rider (13)

        (k)   Form of the Guaranteed Income Select Rider (13)

        (l)    Form of the contract’s Additional Benefits Provided By Endorsement Or Rider Page for Guaranteed Income 5 and Guaranteed Income Select Riders (13)

 (5)  (a)    Form of Application for Flexible Premium Deferred Variable Annuity Contract (17)

(6)   (a)    Articles of Incorporation of Midland National Life Insurance Company (3)

        (b)  By-laws of Midland National Life Insurance Company  (3)

(7)   Form of Reinsurance Agreement for contracts issued under this Registration Statement. (8)

(8)   (a)    Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (14)

(b)   Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II.  (2)

(c)   Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (15)

(d)   Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (15)

(e)   Form of Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable  Insurance Trusts. (4)

(f)    Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series Funds, Inc. (4)

(g)   Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (5)

(h)   Amendments to Participation Agreement for Lord Abbett Series Funds, Inc.  (1)

(i)   Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.  (5)

(j)    Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates Corporation. (6)

        (k)   Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC.              (7)

        (l)    Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (8)

        (m)  Form of Participation Agreement between Midland National Life Insurance Company and J.P. Morgan Investment Management, Inc. (8)

        (n)   Form of Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (8)

        (o)   Form of Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (8)

(p)   Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck.  (8)

        (q)   Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors.  (9)

(r)      Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck.  (10)

(s)   Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (11)

(t)    Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT.  (11)

(u)   Form of Participation Agreement between Midland National Life Insurance Company and Neuberger Berman Advisers Management Trust.  (11)

(v)   Form of Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc. (18)

(w)  Form of Premier VIT Novation Agreement to PIMCO Participation Agreement. (19)

(x)      AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life Insurance Company and A I M Investment Services, Inc.   (20)

(y)     Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (20)

(z)      Shareholder Information Agreement between Midland National Life Insurance Company and American Century Investment Services, Inc.   (20)

(aa)  Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc.   (20)

(bb) SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (20)

(cc)  Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (20)

(dd) SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and J.P. Morgan Investment Management, Inc  (20)

(ee)  SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC.  (20)

(ff)    Rule 22c-2 Agreement between Midland National and Lord Abbett Distributor LLC.  (20)

(gg) Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (20)

(hh) Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management Inc.  (20)

(ii)     Rule 22c-2 Amendment to Participation Agreement between Midland National and Allianz Global Investors Distributors, Inc., principal underwriters for Premier VIT and PIMCO Variable Insurance Trust.  (20)

(jj)     Rule 22c-2 Agreement between Midland National and Rydex Distributors, Inc.  (20)

(kk)  Shareholder Information Agreement between Midland National and Van Eck Securities Corporation.  (20)

(ll)     Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (21)

(9)   (a)   Opinion and Consent of Counsel (21)

(b)   Power of Attorney (21)

(10) (a)   Consent of Sutherland Asbill & Brennan, LLP (21)

(b)   Consent of Independent Registered Public Accounting Firm (21)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations  (8)

(1)       Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on August 31, 1999 (File No. 333-80975)

(2)       Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)

(3)       Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016).

(4)       Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on April 30, 1999 (File No. 33-64016)

(5)       Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

(6)       Incorporated herein by reference to Pre-Effective Amendment No. 1   for Form N-4 on January 14, 2002 (File No. 333-71800)

(7)       Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No. 333-14061)

(8)       Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

(9)       Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 29, 2004 (File No. 333-108437)

(10)     Incorporated herein by reference to Post-Effective Amendment No. 5 for form N-4 on November 24, 2004 (File No. 333-108437)

(11)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)

(12)     Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on June 23, 2005 (File No. 333-71800)

(13)     Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on November 30, 2005 (File No. 333-71800)

(14)     Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

(15)     Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

(16)     Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2004 (File No. 333-119088)

(17)    Incorporated herein by reference to Initial Filing for Form N-4 on September 2, 2003 (File No. 333-108437)

(18)     Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No. 333-58300)

(19)        Incorporated herein by reference to Post-Effective Amendment No. 10 for Form N-4 on April 28, 2006 (File No. 333-108437).

(20)        Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

(21)     Filed herewith

(22)     To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Michael M. Masterson***.............................................	Chairman - Director
John J. Craig II***...........................................................	Senior Vice President – Chief Financial Officer & Treasurer - Director
Robert W. Korba.............................................................	Director
David E. Sams..................................................................	Director
Steven C. Palmitier***..................................................	President and Chief Operating Officer – Director
Stephen P. Horvat, Jr***...............................................	Senior Vice President – Legal
Donald T. Lyons..............................................................	Senior Vice President and Corporate Actuary
Melody R. J. Jensen........................................................	Vice President, General Counsel and Secretary
Thomas C. Stavropoulos................................................	Vice President and Chief Compliance Officer
Gary J. Gaspar***............................................................	Senior Vice President and Chief Information Officer
Esfandyar E. Dinshaw**.................................................	Chief Executive Officer – Director
Gary W. Helder..................................................................	Vice President, Operational Effectiveness
Robert W. Buchanan........................................................	Vice President, New Business and Underwriting
Timothy A. Reuer.............................................................	Vice President, Product Development
Robert R. Tekolste............................................................	Executive Vice President
Teresa A. Silvius***........................................................	Assistant Vice President Variable Compliance & 38a-1 CCO
Gregory S. Helms...............................................................	2nd Vice President, Claims and Benefits Administration
Cindy Reed**....................................................................	Vice President, Annuity Division
Ronald J. Markway**.......................................................	Vice President, New Business – Annuity Division
Michael L. Yanacheak**..................................................	2nd Vice President, Product Development, Annuity Division
Teri L. Ross**...................................................................	Vice President, Variable Services
Richard T. Hicks................................................................	Assistant Vice President, System Administration and Policy Accounting
Randy D Shaull..................................................................	Assistant Vice President and Actuary

 *     Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

**   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266

*** 525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Sammons Enterprises, Inc. is owned by The Charles A. Sammons 1987 Charitable Remainder Trust Number Two.  Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI) are:

Name	Jurisdiction	Percent Of Voting Securities Owned
Sammons Capital, Inc.	Delaware	100% by SEI
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
MH Imports, Inc	Delaware	100% by CISI
Mykonos 6420 LP	Texas	85% by MH Imports Inc.
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
SFG Reinsurance Company	South Carolina	100% by MNL
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
NACOLAH Ventures, L.L.C.	Delaware	99% by NACOLAH 1% by SFG
Parkway Mortgage, Inc.	Delaware	100% by CISI
Sammons Corporation	Delaware	100% by CISI
Otter, Inc.	Oklahoma	100% by CISI
Cathedral Hill Hotel, Inc.	Delaware	100% by CISI
Sammons Power Development, Inc. (SPDI)	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons CTP, Inc. Merged into SDHI January 15, 2009
Sammons VPC, Inc.	Delaware	100% by SDHI
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Sammons BW, Inc.	Delaware	100% by SDHI
Briggs Equipment Mexico, Inc.	Delaware	100% by BEI
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs International, Inc. (BII)	Delaware	100% by CISI
Briggs Equipment UK Limited	United Kingdom	100% by BII
Montecargas Yale de Mexico S. A. de C.V. (YALESA)	Mexico	99% by BEI 1% by BEMI
Briggs Equipment S.A. de C.V. (BESA)	Mexico	99% by BEI 1% BEMI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Crestpark LP, Inc.	Delaware	100% by CISI
Sammons Venture Properties, Inc.	Delaware	100% by CISI
Sammons Realty Corporation (SRC)	Delaware	100% by CISI
SRI Ventures, LLC	Delaware	99% by SRC
Sammons Income Properties, Inc.	Delaware	100% by CISI
GBH Venture Co., Inc.	Delaware	100% by CISI

The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI
GPI Ventures, LLC	Delaware	100% by GPIRI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Sponsor Investments, L.L.C.	Texas	75% by HII
1900 Capital, Inc.	Delaware	100% CISI
Environment Plastic Solutions, Inc.	Delaware	100% CISI
Sage Assets, Inc.	Delaware	100% CISI

Item 27. Number of Contract Owners

National Advantage – As of April 5, 2010  –

2,795  Non-Qualified

5,162 Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

  In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

Name and Principal Business Address*	Positions and Offices with Sammons Securities Company, LLC
Steve Palmitier 525 West Van Buren Chicago, IL 60607	Chief Executive Officer
Jerome S. Rydell	Vice Chairman
Michael Masterson 525 West Van Buren Chicago, IL 60607	Chairman
John A. McClellan	Chief Compliance Officer, Municipal Securities Principal
Cindy Reed Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266	President
Jan R. Elcock One Sammons Plaza, Sioux Falls, SD 57193-9991	Vice President, Compliance & Operations
Matt Stahr Annuity Division, 4601 Westown Parkway, Suite 300 West Des Moines, IA 50266	Vice President & Chief Marketing Officer
Brandon D. Rydell	Vice President & Chief Financial Officer

*  Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:  4261 Park Road, Ann Arbor MI  48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-71800) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Securities Company, LLC	$4,281,608	0	0	$104,194

*Represents commissions paid on the National Advantage variable annuities.

**Represents an underwriting fee paid to Sammons Securities Company for all of Midland Nationals variable annuity contracts under Separate Account C.  In exchange for the underwriting fee, Sammons Securities Company provides various administrative services.  Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 28th day of  April, 2010.

         By:  MIDLAND NATIONAL LIFE

                                                                                                                       SEPARATE ACCOUNT A (REGISTRANT)

Attest:  /s/ *                                                                                    By:            /s/*

                                                                                                                                 Michael M. Masterson

                                                                                                                                    Chairman of the Board

        By:  MIDLAND NATIONAL LIFE

               INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/ *                                                                                    By:            /s/*

                                                                                                                                 Michael M. Masterson

                                                                                                                                    Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                      Signatures                                                                         Title

/s/  *                                                        Chairman of the Board of Directors,

      MICHAEL M. MASTERSON                             Director

/s/  *                                                                        Director, Chief Executive Officer

      Esfandyar E. Dinshaw                               (Principal Executive Officer)

/s/  *                                                                        Director, Senior Vice President

      JOHN J. CRAIG, II                                              Chief Financial Officer

                                                                                      (Principal Financial & Accounting Officer)

/s/  *                                                                        Director, President and Chief Operating Officer

      STEVEN C. PALMITIER                                     Life Division

_____                                                                      Director

      ROBERT W. KORBA

_____                                                                      Director

      DAVID E. SAMS

*By:  /s/_______________________________________    Date:  April 28, 2010

                                Teresa A. Silvius

                                Attorney-in-Fact

                                Pursuant to Power of Attorney

Registration No. 333-71800

POST EFFECTIVE AMENDMENT NO. 18

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(8)(ll)	Amendment to, Novation Agreement, Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc.
24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Sutherland Asbill & Brennan, LLP
24(b)(10)(b)	Consent of Independent Registered Public Accounting Firm

24(b)(8)(ll)

NOVATION AGREEMENT

            THIS NOVATION AGREEMENT (this “Agreement”), dated as of the Effective Time (as defined herein), by and among American Century Investment Services, Inc., the distributor (“Distributor”) of the American Century family of mutual funds (the “Funds”), American Century Services, LLC, the transfer agent (“Transfer Agent”) of the Funds, and Midland National Life Insurance Company, (“Company”).

RECITALS

            WHEREAS, Distributor, Transfer Agent and Company are parties to a certain Dealer/Agency Agreement, Services Agreement, or other agreement with respect to the Funds as listed on Exhibit A (such agreement, together with all exhibits, schedules, amendments, modifications, restatements, or other supplements thereto, and any other documents executed or delivered in connection therewith, the “Original Agreement”);

            WHEREAS, according to its terms and as required by the Investment Company Act of 1940, as amended (the “Act”), the Original Agreement was automatically terminated on February 16, 2010 (“Termination Date”) as a result of a deemed assignment of the Original  Agreement by the Distributor;

            WHEREAS, Distributor, Transfer Agent and Company all wish to enter into a new agreement on the same terms as the Original Agreement, effective as of the Termination Date; and

            WHEREAS, the parties intend that this Agreement act as a novation, pursuant to which (i) the Original Agreement between the parties was terminated on and as of the Effective Time (as defined below) on the Termination Date and (ii) a new agreement will be formed by and between the parties, on precisely the same terms as the Original Agreement.

            NOW, THEREFORE, for good and valuable consideration (the receipt and sufficiency of which is hereby acknowledged), and intending to be legally bound, the parties agree as follows:

                        (1)        At 12:00 a.m. Eastern Time on the Termination Date (the “Effective Time”) a new agreement shall be deemed to have been formed by and between Distributor, Transfer Agent and Company on the same terms as the Original Agreement.

                        (2)        This Agreement may be executed in counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.  Once each party to this Agreement has executed a copy of this Agreement, this Agreement shall be considered fully executed and effective, notwithstanding that all parties have not executed the same copy.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the Effective Time.

Midland National Life Insurance Company,

By:

Name:

Title:

Date:

AMERICAN CENTURY INVESTMENT SERVICES, INC.  AMERICAN CENTURY SERVICES, LLC

By:                                                                               By:

Name:Cindy A. Johnson                         Name:Janet A. Nash

Title:Vice President, National Accounts   Title:Vice President, Associate General Counsel

Date:    February 23, 2010                      Date:    February 23, 2010

EXHIBIT A

ORIGINAL AGREEMENTS

Fund Participation Agreement dated 4/11/97, as amended

Shareholder Information Agreement dated 1/15/07

April 28, 2010

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-71800 Amendment No. 18) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.        Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.        The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.        The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.

Sincerely,

/s/

Stephen P. Horvat, Jr.

Senior Vice President – Legal

POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Stephen P. Horvat Jr., and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-148008) and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as  fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this __ _day of                    2009.

SIGNATURE                                          DATE                      SIGNATURE                                          DATE

  /s/                                                          1/19/09                    /s/                                                          1/19/09

Michael M. Masterson                                                         John J. Craig II

  /s/                                                          1/19/09                    /s/                                                          1/19/09

Steven C. Palmitier                                                             Esfandyar E. Dinshaw

[Sutherland Asbill & Brennan Letterhead]

April 28, 2010

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

                        RE:       National Advantage Variable Annuity

                                    Form N-4, File No. 333-71800

Gentlemen:

                        We hereby consent to the reference to our name under the caption “Legal Matters” in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-71800).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

By:  /s/ Frederick R. Bellamy

                                                                         Frederick R. Bellamy

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-71800 and 811-07772) of our report dated April 21, 2010, relating to the financial statements and financial highlights of the Midland National Life Separate Account C and the report dated March 24, 2010, relating to the financial statements of the Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings “Financial Statements” and “Financial Matters” in such Registration Statement.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
April 28, 2010